AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

NOVEMBER 4, 2010

SECURITIES ACT FILE NO. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices) (Zip Code)

617-426-3750

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

100 Federal Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

TITLE OF SECURITIES BEING REGISTERED:

Class A, Class B, Class C, Class T and Class Z shares of the Columbia Bond Fund series of the Registrant.

Class A, Class B, Class C and Class Z shares of the Columbia Intermediate Bond Fund series of the Registrant.

Class A, Class B, Class C and Class Z shares of the Columbia Small Cap Growth Fund I series of the Registrant.

Class A, Class C, Class R and Class Z shares of the Columbia Strategic Investor Fund series of the Registrant.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

It is proposed that this filing will become effective on December 6, 2010 pursuant to Rule 488 under the Securities Act of 1933.

Columbia Blended Equity Fund

Columbia Select Opportunities Fund

Columbia Mid Cap Core Fund

Columbia Small Cap Growth Fund II

Columbia Disciplined Value Fund

COMBINED PROXY STATEMENT/PROSPECTUS

[—], 2010

This is a brief overview of the reorganization proposed for your fund. We encourage you to read the full text of the enclosed combined proxy statement/prospectus.

Q: Why am I being asked to vote?

Funds are required to obtain shareholder approval for certain kinds of changes, like the reorganizations proposed in the enclosed combined proxy statement/prospectus. As a shareholder of one of the above-listed funds, you are being asked to vote on a reorganization involving your fund. In addition, the trustees of certain of the funds listed above have nominated candidates for election and re-election as trustees. Shareholders of those funds are entitled to vote in these elections.

Q: What is a fund reorganization?

A fund reorganization results in one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the selling fund will hold shares of the buying fund.

Q: Is my vote important?

Absolutely! While the Board of Trustees (the “Board”) of each fund listed above has reviewed the proposed reorganizations and recommends that you approve them, these transactions generally cannot go forward without the approval of shareholders. Similarly, while the Board of certain funds has nominated candidates for trustee, you have the right to vote to elect the trustees that oversee your fund. Until a fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q: On what am I being asked to vote?

Shareholders are being asked to vote on the reorganization (a “Reorganization”) of one or more funds (each a “Selling Fund” and together, the “Selling Funds”) into other corresponding funds (each a “Buying Fund” and together, the “Buying Funds”) as noted in the table below:

Selling Fund	Buying Fund
Columbia Blended Equity Fund	Columbia Large Cap Core Fund
Columbia Select Opportunities Fund	Columbia Strategic Investor Fund
Columbia Mid Cap Core Fund	Columbia Strategic Investor Fund
Columbia Small Cap Growth Fund II	Columbia Small Cap Growth Fund I
Columbia Disciplined Value Fund	Columbia Large Value Quantitative Fund (formerly, RiverSource Disciplined Large Cap Value Fund)

If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of a corresponding class of the corresponding Buying Fund with the same aggregate net asset value as that of your Selling Fund shares at the time of the Reorganization. (Selling Funds and Buying Funds are referred to individually or collectively as a “Fund” or the “Funds,” respectively, in the attached documents.) While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

In addition, shareholders of Columbia Small Cap Growth Fund II are being asked to vote for the election or re-election of sixteen nominees as trustees of the Fund.

We encourage you to read the full text of the enclosed combined proxy statement/prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization and, as applicable, of the nominees for election to your Fund’s Board.

Q: Why are the Reorganizations being proposed?

On May 1, 2010, Ameriprise Financial, Inc., the parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC), the Funds’ investment manager (“Columbia Management”), acquired the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America, N.A. (the “Transaction”). In connection with the Transaction, Columbia Management became the investment manager of the Columbia-branded funds (the “Columbia Fund Complex”), in addition to the funds that were then branded as RiverSource, Seligman and Threadneedle funds (the “RiverSource Fund Complex” and, together with the Columbia Fund Complex, the “Combined Fund Complex”).

The proposed Reorganizations are among the reorganizations recommended by Columbia Management following the Transaction. Columbia Management’s overall goal in proposing the reorganizations is twofold. First, by combining Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds with generally similar investment objectives, strategies and policies, each combined investment portfolio will be larger, which tends to lead to greater efficiency. Second, by streamlining the product offering of the Combined Fund Complex, management, administration, distribution and other resources can be focused more effectively on a smaller group of funds. The Reorganization of each Selling Fund into the corresponding Buying Fund will enable shareholders of each Selling Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar investment strategy.

Q: Will there be any changes to the options or services associated with my account as a result of the mergers?

Account-level features and options such as dividend distributions, dividend diversification, automatic investment plans, systematic withdrawals and dollar cost averaging will automatically carry over from accounts in Selling Funds to accounts in the corresponding Buying Fund.

Q: Are there costs or tax consequences of the Reorganizations?

You will not pay any sales charge in connection with the Reorganizations. Reorganization costs will be allocated to each Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization. Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. A portion, which may be substantial, of the portfolio assets of a Buying or Selling Fund may be sold before or after the Reorganization in connection with its Reorganization. Such sales will result in such Fund incurring transaction costs and may result in a taxable distribution of gains to shareholders.

Q: If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the second quarter of 2011.

Q: Why have the Boards of certain Funds nominated candidates for election to those Boards?

Following the Transaction, described above, the boards of directors/trustees of the RiverSource Fund Complex (the “Columbia RiverSource Board”) and the boards of trustees of the Columbia Fund Complex had ongoing discussions regarding a potential consolidated board of directors/trustees to oversee all or a portion of the Combined Fund Complex. In September 2010, these discussions culminated in an agreement between the Columbia RiverSource Board and the current board of trustees of certain of the trusts in the Columbia Fund Complex (the “Columbia Nations Board”) to have a consolidated board of directors/trustees for a portion of the Combined Fund Complex. Specifically, they agreed that the RiverSource Fund Complex and the portion of the Columbia Fund Complex overseen by the Columbia Nations Board should be overseen by a consolidated board of directors/trustees. In this regard, the Columbia Nations Board and Columbia RiverSource Board each determined that the consolidation would enhance the oversight of a larger fund family and should achieve cost efficiencies for fund shareholders.

In order to effect the consolidation, [the Governance Committees of the Columbia Nations Board and the Columbia RiverSource Board, along with each full Board, have nominated individuals] listed under Proposal 5 of the combined proxy statement/prospectus for election to the Columbia Nations Board and the Columbia RiverSource Board, each to hold office for an indefinite term. Information about each nominee is set forth in this combined proxy statement/prospectus under Proposal 5.

Q: How does my Board recommend that I vote?

After careful consideration, your Board recommends that you vote FOR the Reorganization of your Selling Fund and FOR each nominee for election as trustee of your Fund, if applicable.

Q: How can I vote?

You can vote in one of four ways:

•	By telephone ([[phone number]])

•	By internet ([[internet url]])

•	By mail (using the enclosed postage prepaid envelope)

•	In person at the shareholder meeting scheduled to occur in [[XXXX location]] on [[MM/DD/YY]]

The deadline for voting by telephone or internet is [[MM/DD/YY]]. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, internet or mail.

Q: Will I be notified of the results of the vote?

Please check www.columbiamanagement.com for updated information on the Reorganizations including voting results. The final voting results for each proposal also will be included in each fund’s next report to shareholders following the meeting.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Selling Funds’ proxy solicitor, Computershare Fund Services, toll free at 800-708-7953.

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

Columbia Funds Series Trust

Columbia Small Cap Growth Fund II

Columbia Funds Series Trust I

Columbia Blended Equity Fund

Columbia Select Opportunities Fund

Columbia Mid Cap Core Fund

Columbia Disciplined Value Fund

To be held [—], 2011

A Joint Special Meeting of Shareholders (the “Meeting”) of each of the Funds listed above (each a “Selling Fund”) will be held at [—] [a.m./p.m.] on [—] 2011, at [—] in the [—] room on the [—] floor. At the Meeting, shareholders will consider the following proposal with respect to their Selling Fund:

1.	To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Columbia Funds Series Trust, on behalf of its Columbia Large Cap Core Fund and Columbia Small Cap Growth Fund II series, Columbia Funds Series Trust I, on behalf of its Columbia Blended Equity Fund, Columbia Mid Cap Core Fund, Columbia Select Opportunities Fund, Columbia Strategic Investor Fund, Columbia Small Cap Growth Fund I and Columbia Disciplined Value Fund series, RiverSource Investment Series, Inc., on behalf of its Columbia Large Value Quantitative Fund (formerly, RiverSource Disciplined Large Cap Value Fund) series, certain other registered investment companies and Columbia Management Investment Advisers, LLC, pursuant to which each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding buying fund, as indicated below (each a “Buying Fund”) in exchange for shares of a corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Shareholders of each Selling Fund will vote separately on the relevant proposal, as shown below.

Selling Fund	Buying Fund	Proposal #
Columbia Blended Equity Fund	Columbia Large Cap Core Fund	1
Columbia Select Opportunities Fund	Columbia Strategic Investor Fund	2
Columbia Mid Cap Core Fund	Columbia Strategic Investor Fund	2
Columbia Small Cap Growth Fund II	Columbia Small Cap Growth Fund I	3
Columbia Disciplined Value Fund	Columbia Large Value Quantitative Fund* (formerly, RiverSource Disciplined Large Cap Value Fund)	4

*	The Board of RiverSource Investment Series, Inc. has approved the redomiciling of Columbia Large Value Quantitative Fund, a series of RiverSource Investment Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Large Value Quantitative Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia Large Value Quantitative Fund. If the Redomiciling is approved by shareholders of Columbia Large Value Quantitative Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Investment Series, Inc.

2.	At the Meeting, shareholders of Columbia Small Cap Growth Fund II also will vote to elect certain nominees as trustees (Proposal 5).

Shareholders of Columbia Small Cap Growth Fund II will vote on Proposal 5 together as a single class with shareholders of each other series of Columbia Funds Series Trust.

Please take some time to read the enclosed combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on December 17, 2010, you may vote at the Meeting or at any adjournment or postponement of the Meeting. You are welcome to attend the Meeting in person. If you cannot attend in person, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Selling Funds’ proxy solicitor toll free at [—]. It is important that you vote. The Board of Trustees of each Selling Fund recommends that you vote FOR its Reorganization and, if applicable, FOR each nominee for trustee.

By order of the Boards of Trustees

Scott R. Plummer, Secretary

[—], 2010

Columbia Blended Equity Fund

Columbia Select Opportunities Fund

Columbia Mid Cap Core Fund

Columbia Small Cap Growth Fund II

Columbia Disciplined Value Fund

COMBINED PROXY STATEMENT/PROSPECTUS

Dated [—], 2010

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Buying Fund (as defined below). The address and telephone number of each Selling Fund and each Buying Fund is c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, and 800.345.6611. This combined proxy statement/prospectus and the enclosed proxy card were first mailed to shareholders of each Selling Fund beginning on or about January [—], 2011. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund, as indicated below:

Proposal			To be voted on by shareholders of:

1. To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust I, on behalf of its Columbia Blended Equity Fund series (a “Selling Fund”), Columbia Funds Series Trust, on behalf of its Columbia Large Cap Core Fund series (a “Buying Fund”), each an open-end registered investment company, certain other registered investment companies and Columbia Management Investment Advisers, LLC. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Blended Equity Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class C	g	Class C
Class Z	g	Class Z

2. To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust I, on behalf of its Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund series (each a “Selling Fund”), Columbia Funds Series Trust I, on behalf of its Columbia Strategic Investor Fund series (a “Buying Fund”), each an open-end registered investment company, certain other registered investment companies and Columbia Management Investment Advisers, LLC. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund

Selling Funds		Buying Fund
Class A	g	Class A
Class C	g	Class C
Class R	g	Class R
Class Z	g	Class Z

Proposal			To be voted on by shareholders of:

3. To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust, on behalf of its Columbia Small Cap Growth Fund II series (a “Selling Fund”), Columbia Funds Series Trust I, on behalf of its Columbia Small Cap Growth Fund I series (a “Buying Fund”), each an open-end registered investment company, certain other registered investment companies and Columbia Management Investment Advisers, LLC. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Small Cap Growth Fund II

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class Z	g	Class Z

4. To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust I, on behalf of its Columbia Disciplined Value Fund series (a “Selling Fund”), RiverSource Investment Series, Inc., on behalf of its Columbia Large Value Quantitative Fund (formerly, RiverSource Disciplined Large Cap Value Fund) series (a “Buying Fund”)*, each an open-end registered investment company, certain other registered investment companies and Columbia Management Investment Advisers, LLC. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Disciplined Value Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class T	g	Class T
Class Z	g	Class Z

*    TheBoard of RiverSource Investment Series, Inc. has approved the redomiciling of Columbia Large Value Quantitative Fund, a series of RiverSource Investment Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Large Value Quantitative Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia Large Value Quantitative Fund. If the Redomiciling is approved by shareholders of Columbia Large Value Quantitative Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Investment Series, Inc. Except as otherwise noted, information contained herein relating to the Buying Fund applies to both the existing series of RiverSource Investment Series, Inc. and the newly-created series of RiverSource Series Trust.

5. To elect trustees to the Board of Trustees of Columbia Funds Series Trust, each to hold office for an indefinite term.			Columbia Small Cap Growth Fund II

The proposals will be considered by shareholders who owned shares of the Selling Funds on December 17, 2010 at a joint special meeting of shareholders (the “Meeting”) that will be held at [—] [[a.m./p.m.]] on [—], 2011, at [—] in the [—] room on the [—] floor. Each of the Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) is a registered open-end management investment company (or a series thereof). Please read this combined proxy statement/prospectus and keep it for future reference.

Although the Board of Trustees (the “Board”) of each Selling Fund* recommends that shareholders approve the reorganization of the Selling Fund into the corresponding Buying Fund (each a “Reorganization”), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of a second Selling Fund do not approve the second Selling Fund’s Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this combined proxy statement/prospectus. If shareholders of any Selling Fund fail to approve its Reorganization, the Board of such Selling Fund will consider what other actions, if any, may be appropriate.

Shareholders of Columbia Small Cap Growth Fund II will vote together as a single class with the shareholders of the other series of the trust of which that Fund is a series, if any. Thus, if applicable, the outcome of Proposal 5 will depend in part on the votes of shareholders of those other series, which are being solicited separately.

*	References to the Board of a Fund refer to the Board of the corporation or trust, of which the Fund is a series.

How Each Reorganization Will Work

•

Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund (“Reorganization Shares”) and the assumption by the Buying Fund of all of the Selling Fund’s liabilities.

•

Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Each class of Reorganization Shares will be distributed to the shareholders of the corresponding class of the Selling Fund in liquidation of the Selling Fund in proportion to their holdings in such class of the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as their Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with the receipt or distribution of Reorganization Shares. If you already have a Buying Fund account with exactly the same registration as your Selling Fund account, your Reorganization Shares typically will be added to that account.

•

Reorganization costs will be allocated to each Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization. Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. A portion, which may be substantial, of the portfolio assets of a Buying or Selling Fund may be sold before or after the Reorganization in connection with its Reorganization. Such sales will result in such Fund incurring transaction costs and may result in a taxable distribution of gains to shareholders.

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this combined proxy statement/prospectus by reference:

•	The Statement of Additional Information of the Buying Funds relating to the Reorganizations (the “Merger SAI”), dated [—], 2010;

Columbia Blended Equity Fund

•	the prospectuses of Columbia Blended Equity Fund, dated August 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Blended Equity Fund, dated August 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Blended Equity Fund for the year ended March 31, 2010;

Columbia Disciplined Value Fund

•	the prospectuses of Columbia Disciplined Value Fund, dated February 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Disciplined Value Fund, dated February 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Disciplined Value Fund for the year ended September 30, 2009, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Disciplined Value Fund for the period ended March 31, 2010;

Columbia Mid Cap Core Fund

•	the prospectuses of Columbia Mid Cap Core Fund, dated August 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Mid Cap Core Fund, dated August 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Mid Cap Core Fund for the year ended March 31, 2010;

Columbia Select Opportunities Fund

•	the prospectuses of Columbia Select Opportunities Fund, dated August 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Select Opportunities Fund, dated August 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Select Opportunities Fund for the year ended March 31, 2010; and

Columbia Small Cap Growth Fund II

•	the prospectuses of Columbia Small Cap Growth Fund II, dated July 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Small Cap Growth Fund II, dated September 27, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Small Cap Growth Fund II for the year ended February 28, 2010 and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Small Cap Growth Fund II for the period ended August 31, 2010.

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Selling Fund’s proxy solicitor toll free at [—].

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, (the “Exchange Act”) and the Investment Company Act of 1940, as amended, (the “1940 Act”) and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC, Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

As with all open-end mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

Page
Section A — Reorganization Proposals	7
Summary	7
How Each Reorganization Will Work	7
Tax Consequences	7
Fees and Expenses	8
Proposal 1. Fees and Expenses. Reorganization of Columbia Blended Equity Fund into Columbia Large Cap Core Fund.	9
Proposal 2. Fees and Expenses. Reorganization of each of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund	12
Proposal 3. Fees and Expenses. Reorganization of Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I	16
Proposal 4. Fees and Expenses. Reorganization of Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund	19
Proposal 1. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Blended Equity Fund into Columbia Large Cap Core Fund	23
Comparison of the Selling Fund and the Buying Fund	23
Comparison of Investment Objectives	23
Comparison of Principal Investment Strategies	23
Comparison of Fundamental Investment Policies	24
Comparison of Non-Fundamental Investment Policies	26
Comparison of Principal Risks	27
Performance	29
Proposal 2. Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund	32
Comparison of each Selling Fund and the Buying Fund	32
Comparison of Investment Objectives	32
Comparison of Principal Investment Strategies	32
Comparison of Fundamental Investment Policies	34
Comparison of Non-Fundamental Investment Policies	35
Comparison of Principal Risks	35
Performance	37
Proposal 3. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I	41
Comparison of the Selling Fund and the Buying Fund	41
Comparison of Investment Objectives	41
Comparison of Principal Investment Strategies	41
Comparison of Fundamental Investment Policies	42
Comparison of Non-Fundamental Investment Policies	44
Comparison of Principal Risks	44
Performance	46
Proposal 4. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund	49
Comparison of the Selling Fund and the Buying Fund	49
Comparison of Investment Objectives	49
Comparison of Principal Investment Strategies	49
Comparison of Fundamental Investment Policies	51
Comparison of Non-Fundamental Investment Policies	52
Comparison of Principal Risks	53
Performance	54
Additional Information about Each Reorganization	58
Terms of the Reorganizations	58
Conditions to Closing Each Reorganization	58
Termination of the Agreement	59

SECTION A — REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the Reorganization of their Selling Fund into the corresponding Buying Fund.

The following is a summary. More complete information appears later in this proxy statement/prospectus. You should read the entire proxy statement/prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•

Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for Reorganization Shares and the assumption by the corresponding Buying Fund of all of the Selling Fund’s liabilities.

•

Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares at the time of the Reorganization.

•

As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

Tax Consequences

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to the effect that it will be tax-free, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. A portion, which may be substantial, of the portfolio assets of a Buying or Selling Fund may be sold before or after the Reorganization in connection with its Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in those sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Selling Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

The Selling Fund shareholders’ aggregate tax basis in the Reorganization Shares is expected to carry over from the shareholders’ Selling Fund shares, and the Selling Fund shareholders’ holding period in the Reorganization Shares is expected to include the shareholders’ holding period in the Selling Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual fund operating expense ratios are based on expenses incurred during each Fund’s most recently completed fiscal year, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. Pro forma expense ratios shown are based on each Fund’s average net assets over the applicable Buying Fund’s most recently completed fiscal year. As of the date of this combined proxy statement/prospectus, each Fund’s net assets may be lower or higher than the Fund’s average net assets over such period. In general, a Fund’s annual operating expense ratios will increase as the Fund’s assets decrease and will decrease as the Fund’s assets increase. Accordingly, each Fund’s annual operating expense ratios, if adjusted based on net assets as of the date of this combined proxy statement/prospectus, could be higher or lower than those shown in the tables below. The commitment by Columbia Management Investment Advisers, LLC (“Columbia Management”) and its affiliates to waive fees and/or to reimburse expenses for the Buying Funds noted below may limit the effect that any decrease in such a Buying Fund’s net assets will have on its annual net operating expense ratios in the current fiscal year.

Certain Selling Funds have voluntary fee waiver and/or expense reimbursement arrangements. For more information, see the Selling Funds’ prospectuses.

The fees and expenses below exclude one-time costs of the Reorganization. The costs of each Reorganization expected to be borne by each Fund are set forth in Exhibit A.

Proposal 1. Fees and Expenses. Reorganization of Columbia Blended Equity Fund into Columbia Large Cap Core Fund

If the Reorganization occurs, certain Reorganization expenses, as described in Exhibit A, will be allocated to the Selling Fund, which will reduce the Selling Fund’s net asset value prior to the closing of the Reorganization by approximately $0.07 per share based on the Selling Fund’s shares outstanding as of September 30, 2010.

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class Z
Columbia Blended Equity Fund (Current) (Selling Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	1.00	%(c)	N/A

	Class A		Class C		Class Z
Columbia Large Cap Core Fund (Current and Pro Forma) (Buying Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	1.00	%(c)	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This charge applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% contingent deferred sales charge (“CDSC”) if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class A	Class C	Class Z
Columbia Blended Equity Fund (Current) (Selling Fund)
Management fees(1)	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses(2)	0.16%	0.16%	0.16%

Total annual Fund operating expenses	1.31%	2.06%	1.06%

	Class A	Class C	Class Z
Columbia Large Cap Core Fund (Current) (Buying Fund)
Management fees(3)	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses(2)	0.17%	0.17%	0.17%

Total annual Fund operating expenses	1.16%	1.91%	0.91%

	Class A	Class C	Class Z
Columbia Large Cap Core Fund (Pro Forma) (Buying Fund)
Management fees(4)	0.73%	0.73%	0.73%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses(2)	0.18%	0.18%	0.18%

Total annual Fund operating expenses(5)	1.16%	1.91%	0.91%

(1)	Management fees are composed of an investment management services fee of 0.75% and an administration fee of 0.15%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates, expected to be effective in the second quarter of 2011.
(3)	Management fees are composed of an investment management services fee of 0.68% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.74% (composed of an investment management services fee of 0.57% and an administration fee of 0.17%).
(4)	Management fees are composed of an investment management services fee of 0.67% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.73% (composed of an investment management services fee of 0.56% and an administration fee of 0.17%).
(5)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed, on an annualized basis, 1.16% for Class A shares, 1.91% for Class C shares and 0.91% for Class Z shares. The reimbursement arrangement shall continue in effect until June 30, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
Columbia Blended Equity Fund (Current) (Selling Fund)
Class A	$701	$966	$1,252	$2,063
Class C	$309	$646	$1,108	$2,390
Class Z	$108	$337	$585	$1,294

Columbia Large Cap Core Fund (Current) (Buying Fund)
Class A	$686	$922	$1,177	$1,903
Class C	$294	$600	$1,032	$2,233
Class Z	$93	$290	$504	$1,120

Columbia Large Cap Core Fund (Pro Forma) (Buying Fund)
Class A	$686	$922	$1,177	$1,903
Class C	$294	$600	$1,032	$2,233
Class Z	$93	$290	$504	$1,120

If you owned or will own any class of shares other than Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

	1 year	3 years	5 years	10 years
Columbia Blended Equity Fund (Current) (Selling Fund)
Class C	$209	$646	$1,108	$2,390

Columbia Large Cap Core Fund (Current) (Buying Fund)
Class C	$194	$600	$1,032	$2,233

Columbia Large Cap Core Fund (Pro Forma) (Buying Fund)
Class C	$194	$600	$1,032	$2,233

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Blended Equity Fund (Selling Fund)	73%
Columbia Large Cap Core Fund (Buying Fund)	165%

Proposal 2. Fees and Expenses. Reorganization of each of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund

If the Reorganizations occur, certain Reorganization expenses, as described in Exhibit A, will be allocated to each Selling Fund, which will reduce Columbia Select Opportunities Fund’s net asset value prior to the closing of the Reorganizations by less than $0.01 per share, and Columbia Mid Cap Core Fund’s net asset value prior to the closing of the Reorganization by approximately $0.07 per share, based on each Selling Fund’s shares outstanding as of September 30, 2010.

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C		Class Z
Columbia Select Opportunities Fund (Current) (Selling Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	1.00	%(c)	N/A	%

	Class A		Class C		Class R	Class Z
Columbia Mid Cap Core Fund (Current) (Selling Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A	N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	1.00	%(c)	N/A	N/A

	Class A		Class C		Class R	Class Z
Columbia Strategic Investor Fund (Current and Pro Forma) (Buying Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A	N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	1.00	%(c)	N/A	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This charge applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that expenses that you pay each year as a percentage of the value of your investment):

	Class A	Class C	Class Z
Columbia Select Opportunities Fund (Current) (Selling Fund)
Management fees(1)	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses(2)	0.19%	0.19%	0.19%

Total annual Fund operating expenses	1.34%	2.09%	1.09%

	Class A	Class C	Class R	Class Z
Columbia Mid Cap Core Fund (Current) (Selling Fund)
Management fees(3)	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	0.34%	0.34%	0.34%	0.34%

Total annual Fund operating expenses	1.39%	2.14%	1.64%	1.14%

	Class A	Class C	Class R	Class Z
Columbia Strategic Investor Fund (Current) (Buying Fund)
Management fees(4)	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	0.30%	0.30%	0.30%	0.30%

Total annual Fund operating expenses	1.30%	2.05%	1.55%	1.05%
Fee waiver/expense reimbursement(5)	-0.04%	-0.04%	-0.04%	-0.04%

Net annual Fund operating expenses	1.26%	2.01%	1.51%	1.01%

(1)	Management fees are composed of an investment management services fee of 0.75% and an administration fee of 0.15%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates expected to be effective in the second quarter of 2011.
(3)	Management fees are composed of an investment management services fee of 0.65% and an administration fee of 0.15%.
(4)	Management fees are composed of an investment management services fee of 0.69% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would be 0.73% (composed of an investment management services fee of 0.58% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 1.28% for Class A shares, 2.03% for Class C shares, 1.53% for Class R shares, and 1.03% for Class Z shares.
(5)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed, on an annualized basis, 1.26% for Class A shares, 2.01% for Class C shares, 1.51% for Class R shares and 1.01% for class Z shares. The reimbursement arrangement shall continue in effect until December 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

The number of Reorganizations that occur will affect the Total annual Fund operating expenses of the Buying Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined Total annual Fund operating expenses of the Buying Fund assuming in each case that (1) certain, but not all, of the Reorganizations are consummated or (2) that all of the Reorganizations are consummated. Specifically, the first table shows the pro forma combined Total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the highest possible Total annual Fund operating expenses, [[the Reorganization of only Columbia Mid Cap Core Fund]], and the second table shows the pro forma combined Total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible Total annual Fund operating expenses, the Reorganization of all of the Selling Funds.

	Class A	Class C	Class R	Class Z
Columbia Strategic Investor Fund (Pro Forma – Highest) (Buying Fund)
Management fees(1)	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	0.29%	0.29%	0.29%	0.29%

Total annual Fund operating expenses	1.29%	2.04%	1.54%	1.04%
Fee waiver/expense reimbursement(3)	-0.03%	-0.03%	-0.03%	-0.03%

Net annual Fund operating expenses	1.26%	2.01%	1.51%	1.01%

	Class A	Class C	Class R	Class Z
Columbia Strategic Investor Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)
Management fees(4)	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.50%	0.00%
Other expenses(2)	0.26%	0.26%	0.26%	0.26%

Total annual Fund operating expenses(5)	1.26%	2.01%	1.51%	1.01%

(1)	Management fees are composed of an investment management services fee of 0.69% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would be 0.73% (composed of an investment management services fee of 0.58% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 1.27% for Class A shares, 2.02% for Class C shares, 1.52% for Class R shares, and 1.02% for Class Z shares.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates expected to be effective in the second quarter of 2011.
(3)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed, on an annualized basis, 1.26% for Class A shares, 2.01% for Class C shares, 1.51% for Class R shares, and 1.01% for Class Z shares. The reimbursement arrangement shall continue in effect until December 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(4)	Management fees are composed of an investment management services fee of 0.69% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would be 0.73% (composed of an investment management services fee of 0.58% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 1.24% for Class A shares, 1.99% for Class C shares, 1.49% for Class R shares, and 0.99% for Class Z shares.
(5)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 1.26% for Class A shares, 2.01% for Class C shares, 1.51% for Class R shares, and 1.01% for Class Z shares. The reimbursement arrangement shall continue in effect until December 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Columbia Select Opportunities Fund (Current) (Selling Fund)
Class A	$704	$975	$1,267	$2,095
Class C	$312	$655	$1,124	$2,421
Class Z	$111	$347	$601	$1,329

Columbia Mid Cap Core Fund (Current) (Selling Fund)
Class A	$708	$990	$1,292	$2,148
Class C	$317	$670	$1,149	$2,472
Class R	$167	$517	$892	$1,944
Class Z	$116	$362	$628	$1,386

Columbia Strategic Investor Fund (Current) (Buying Fund)
Class A	$696	$960	$1,243	$2,049
Class C	$304	$639	$1,100	$2,376
Class R	$154	$486	$841	$1,842
Class Z	$103	$330	$575	$1,279

Columbia Strategic Investor Fund (Pro Forma – Highest) (Buying Fund)
Class A	$696	$958	$1,239	$2,039
Class C	$304	$637	$1,095	$2,366
Class R	$154	$484	$837	$1,832
Class Z	$103	$328	$571	$1,268

Columbia Strategic Investor Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)
Class A	$696	$952	$1,227	$2,010
Class C	$304	$630	$1,083	$2,338
Class R	$154	$477	$824	$1,802
Class Z	$103	$322	$558	$1,236

If you owned or will own any class of shares other than Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

	1 year	3 years	5 years	10 years
Columbia Select Opportunities Fund Growth Fund (Current) (Selling Fund)
Class C	$212	$655	$1,124	$2,421

Columbia Mid Cap Core Fund (Current) (Selling Fund)
Class C	$217	$670	$1,149	$2,472

Columbia Strategic Investor Fund (Current) (Buying Fund)
Class C	$204	$639	$1,100	$2,376

Columbia Strategic Investor Fund (Pro Forma – Highest) (Buying Fund)
Class C	$204	$637	$1,095	$2,366

Columbia Strategic Investor Fund (Pro Forma – All Reorganizations) (Buying Fund)
Class C	$204	$630	$1,083	$2,338

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example, affect a Fund’s performance. Columbia Management expects that Columbia Mid Cap Core Fund may experience significant portfolio turnover in connection with its Reorganization. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Select Opportunities Fund (Selling Fund)	111%
Columbia Mid Cap Core Fund (Selling Fund)	164%
Columbia Strategic Investor Fund (Buying Fund)	117%

Proposal 3. Fees and Expenses. Reorganization of Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I

If the Reorganization occurs, certain Reorganization expenses, as described in Exhibit A, will be allocated to the Selling Fund, which will reduce the Selling Fund’s net asset value prior to the closing of the Reorganization by approximately $0.03 per share based on the Selling Fund’s shares outstanding as of September 30, 2010.

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

	Class A		Class B		Class C		Class Z
Columbia Small Cap Growth Fund II (Current) (Selling Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A

	Class A		Class B		Class C		Class Z
Columbia Small Cap Growth Fund I (Current and Pro Forma) (Buying Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of offering price at time of purchase)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class A	Class B	Class C	Class Z
Columbia Small Cap Growth Fund II (Current) (Selling Fund)
Management fees(1)	0.82%	0.82%	0.82%	0.82%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(2)	0.28%	0.28%	0.28%	0.28%

Total annual Fund operating expenses	1.35%	2.10%	2.10%	1.10%

	Class A	Class B	Class C	Class Z
Columbia Small Cap Growth Fund I (Current) (Buying Fund)
Management fees(3)	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(2)	0.23%	0.23%	0.23%	0.23%

Total annual Fund operating expenses(4)	1.33%	2.08%	2.08%	1.08%

	Class A	Class B	Class C	Class Z
Columbia Small Cap Growth Fund I (Pro Forma) (Buying Fund)
Management fees(5)	0.84%	0.84%	0.84%	0.84%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(2)	0.21%	0.21%	0.21%	0.21%

Total annual Fund operating expenses(6)	1.30%	2.05%	2.05%	1.05%

(1)	Management fees are composed of an investment management services fee of 0.70% and an administration fee of 0.12%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates expected to be effective in the second quarter of 2011.

(3)	Management fees are composed of an investment management services fee of 0.77% and an administration fee of 0.08%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would have been 0.85% (composed solely of an investment management services fee).
(4)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 1.35% for Class A shares, 2.10% for Class B shares, 2.10% for Class C shares and 1.10% for Class Z shares. The reimbursement arrangement shall continue in effect until December 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(5)	Management fees are composed of an investment management services fee of 0.76% and an administration fee of 0.08%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would have been 0.84% (composed solely of an investment management services fee).
(6)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 1.31% for Class A shares, 2.06% for Class B shares, 2.06% for Class C shares and 1.06% for Class Z shares. The reimbursement arrangement shall continue in effect until December 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
Columbia Small Cap Growth Fund II (Current) (Selling Fund)
Class A	$705	$978	$1,272	$2,105
Class B	$713	$958	$1,329	$2,240
Class C	$313	$658	$1,129	$2,431
Class Z	$112	$350	$606	$1,340

	1 year	3 years	5 years	10 years
Columbia Small Cap Growth Fund I (Current) (Buying Fund)
Class A	$703	$972	$1,262	$2,084
Class B	$711	$952	$1,319	$2,219
Class C	$311	$652	$1,119	$2,410
Class Z	$110	$343	$595	$1,317

	1 year	3 years	5 years	10 years
Columbia Small Cap Growth Fund I (Pro Forma) (Buying Fund)
Class A	$700	$963	$1,245	$2,050
Class B	$708	$942	$1,302	$2,184
Class C	$308	$642	$1,102	$2,376
Class Z	$107	$333	$578	$1,279

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

	1 year	3 years	5 years	10 years
Columbia Small Cap Growth Fund II (Current) (Selling Fund)
Class B	$213	$658	$1,129	$2,240
Class C	$213	$658	$1,129	$2,431

Columbia Small Cap Growth Fund I (Current) (Buying Fund)

	1 year	3 years	5 years	10 years
Class B	$211	$652	$1,119	$2,219
Class C	$211	$652	$1,119	$2,410

Columbia Small Cap Growth Fund I (Pro Forma) (Buying Fund)
Class B	$208	$642	$1,102	$2,184
Class C	$208	$642	$1,102	$2,376

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Small Cap Growth Fund II (Selling Fund)	105%
Columbia Small Cap Growth Fund I (Buying Fund)	149%

Proposal 4. Fees and Expenses. Reorganization of Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund

If the Reorganization occurs, certain Reorganization expenses, as described in Exhibit A, will be allocated to the Selling Fund, which will reduce the Selling Fund’s net asset value prior to the closing of the Reorganization by approximately $0.07 per share based on the Selling Fund’s shares outstanding as of September 30, 2010.

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

	Class A		Class B		Class C		Class T		Class Z
Columbia Disciplined Value Fund (Current) (Selling Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A		5.75	%(a)	N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower	1.00	%(b)	5.00	%(c)	1.00	%(d)	1.00	(e)	N/A

	Class A		Class B		Class C		Class T		Class Z
Columbia Large Value Quantitative Fund (Current and Pro Forma) (Buying Fund)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%(a)	N/A		N/A		5.75	%(a)	N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	(b)	5.00	%(c)	1.00	%(d)	1.00	(e)	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This charge applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.
(e)	This charge applies to investors who buy between $1 million and $50 million of Class T shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Class A		Class B	Class C	Class T		Class Z
Columbia Disciplined Value Fund (Current) (Selling Fund)
Management fees(1)	0.77%		0.77%	0.77%	0.77%		0.77%
Distribution and/or service (12b-1) fees	0.25	%(3)	1.00%	1.00%	0.00%		0.00%
Other expenses(2)	0.23%		0.23%	0.23%	0.53	%(4)	0.23%

Total annual Fund operating expenses	1.25%		2.00%	2.00%	1.30%		1.00%

	Class A	Class B	Class C	Class T		Class Z
Columbia Large Value Quantitative Fund (Current) (Buying Fund)
Management fees(5)	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees(4)	0.25%	1.00%	1.00%	0.00%		0.00%
Other expenses(6)	0.25%	0.25%	0.25%	0.55%		0.25%

Total annual Fund operating expenses(7)	1.25%	2.00%	2.00%	1.30%		1.00%

	Class A	Class B	Class C	Class T		Class Z
Columbia Large Value Quantitative Fund (Pro Forma) (Buying Fund)
Management fees(8)	0.75%	0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%		0.00%
Other expenses(6)	0.18%	0.18%	0.18%	0.48	%(4)	0.18%

Total annual Fund operating expenses	1.18%	1.93%	1.93%	1.23%		0.93%
Fee waiver/expense reimbursement(7)	(0.07)%	(0.07)%	(0.07)%	(0.07)%		(0.07)%

Net annual Fund operating expenses	1.11%	1.86%	1.86%	1.16%		0.86%

(1)	Management fees are composed of an investment advisory fee of 0.70% and an administration fee of 0.067%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates, expected to be effective in the second quarter of 2011.
(3)	The Fund may pay distribution and services fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (composed of up to 0.10% for distribution and up to 0.25% for shareholder services) but currently limits such fees to an aggregate of not more than 0.25%.
(4)	The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund’s average daily net assets attributable to Class T shares (composed of up to 0.25% for shareholder liaison services and up to 0.25% for administrative services), but currently limits such fees to an aggregate fee of not more than 0.30%.
(5)	Management fees are composed of an investment management services fee of 0.69% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management fee rates (including the elimination of a performance incentive adjustment that increased the investment management services fee by 0.04%) expected to be effective in the second quarter of 2011, subject to shareholder approval If the proposed changes were not reflected, Management fees shown would have been 0.70% (composed of an investment management services fee of 0.60%, a performance incentive adjustment of 0.04%, and an administration fee of 0.06%), and Total annual Fund operating expenses would have been 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.25% for Class T shares and 0.95% for Class Z shares.
(6)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010.
(7)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 1.16% for Class T shares and 0.86% for Class Z shares. The reimbursement arrangement shall continue in effect until November 30, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(8)	Management fees are composed of an investment management services fee of 0.69% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management fee rates (including the elimination of a performance incentive adjustment that increased the investment management services fee by 0.04%) expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.70% (composed of an investment management services fee of 0.60%, a performance incentive adjustment of 0.04%, and an administration fee of 0.06%), and Total annual Fund operating expenses would have been 1.13% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 1.17% for Class T shares and 0.88% for Class Z shares.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years
Columbia Disciplined Value Fund (Current) (Selling Fund)
Class A	$695	$949	$1,222	$1,999
Class B	$703	$927	$1,278	$2,134
Class C	$303	$627	$1,078	$2,327
Class T	$700	$963	$1,247	$2,053
Class Z	$102	$318	$552	$1,225

Columbia Large Value Quantitative Fund (Current) (Buying Fund)
Class A	$695	$949	$1,223	$2,004
Class B	$703	$928	$1,279	$2,138
Class C	$303	$628	$1,079	$2,332
Class T	$686	$964	$1,248	$2,097
Class Z	$102	$319	$553	$1,229

Columbia Large Value Quantitative Fund (Pro Forma) (Buying Fund)
Class A	$682	$922	$1,181	$1,923
Class B	$689	$900	$1,236	$2,058
Class C	$289	$600	$1,036	$2,253
Class T	$686	$937	$1,206	$1,977
Class Z	$88	$290	$509	$1,141

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

	1 year	3 years	5 years	10 years
Columbia Disciplined Value Fund (Current) (Selling Fund)
Class B	$203	$627	$1,078	$2,134
Class C	$203	$627	$1,078	$2,327

Columbia Large Value Quantitative Fund (Current) (Buying Fund)
Class B	$203	$628	$1,079	$2,138
Class C	$203	$628	$1,079	$2,332

Columbia Large Value Quantitative Fund (Pro Forma) (Buying Fund)
Class B	$189	$600	$1,036	$2,058
Class C	$189	$600	$1,036	$2,253

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Disciplined Value Fund (Current) (Selling Fund)	170%
Columbia Large Value Quantitative Fund (Current) (Buying Fund)	63%

Proposal 1. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Blended Equity Fund into Columbia Large Cap Core Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights.

•

Are structured as a series of an open-end management investment company. The Selling Fund is organized as a series of a Massachusetts business trust and the Buying Fund is organized as a series of a Delaware statutory trust. Please see Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Blended Equity Fund seeks long-term capital appreciation.

Buying Fund: Columbia Large Cap Core Fund seeks long-term capital appreciation.

Because any investment involves risk, there can be no assurance that any Fund’s investment objective will be achieved. The investment objective of the Selling Fund and the investment objective of the Buying Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

Both the Buying Fund and the Selling Fund invest in equity securities of U.S. and foreign companies. The Buying Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the S&P 500® Index, whereas the Selling Fund is not constrained by market capitalization. The Buying Fund may invest up to 20% of its total assets in foreign securities, whereas the Selling Fund may invest in foreign securities without limit. The Buying Fund may, as principal investment strategies, invest in companies in the technology sector, exchange-traded funds, derivatives and special situations (such as initial public offerings); the Selling Fund has no similar principal investment strategies, though it may make the same investments.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Blended Equity Fund (Selling Fund)	Columbia Large Cap Core Fund (Buying Fund)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund may invest in companies that have market capitalizations of any size.	Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase [[(over $3.5 billion as of September, 2010)]].

The Fund invests in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks).	The Fund normally invests in common stocks, preferred stocks and convertible securities like warrants and rights.

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.	The Fund may invest up to 20% of its total assets in foreign securities.

Columbia Blended Equity Fund (Selling Fund)	Columbia Large Cap Core Fund (Buying Fund)

The Fund may invest in securities of companies in the technology sector and also may invest in exchange-traded funds.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

Columbia Management combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Buying Fund’s portfolio. Columbia Management considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

Columbia Management may sell a security when the security’s price reaches a target; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Buying Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Buying Fund to incur higher transaction costs (which may adversely affect the Buying Fund’s performance) and may increase taxable distributions for shareholders.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Blended Equity Fund (Selling Fund)	Columbia Large Cap Core Fund (Buying Fund)

Borrowing/ Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Commodities	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Policy	Columbia Blended Equity Fund (Selling Fund)	Columbia Large Cap Core Fund (Buying Fund)

Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

Underwriting	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended, except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	The Fund may not underwrite any issue of securities within the meaning of the Securities Act of 1933, as amended, except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Non-Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Blended Equity Fund (Selling Fund)	Columbia Large Cap Core Fund (Buying Fund)

Illiquid Securities	No stated policy, though applicable law prohibits the Fund from investing more than 15% of its net assets in illiquid securities.	The Fund may not invest more than 15% of its net assets in illiquid securities.

Policy	Columbia Blended Equity Fund (Selling Fund)	Columbia Large Cap Core Fund (Buying Fund)

Investments in Other Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Short Selling	No stated policy.	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of the Selling Fund are also described below.

•

Investment Strategy Risk. Columbia Management uses the principal investment strategies and other investment strategies to seek to achieve the Buying Fund’s investment objective. There is no assurance that the Buying Fund will achieve its investment objective. Investment decisions made by Columbia Management in using these strategies may not produce the returns expected by Columbia Management, may cause the Buying Fund’s shares to lose value or may cause the Buying Fund to underperform other funds with similar investment objectives. The Selling Fund is also subject to this principal risk.

•

Market Risk. Market risk refers to the possibility that the market values of securities that the Buying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Buying Fund. Accordingly, an investment in the Buying Fund could lose money over short or even long periods. The market values of the securities the Buying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. The Selling Fund is also subject to this principal risk.

•

Growth Securities Risk. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. The Selling Fund is also subject to this principal risk.

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Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet Columbia Management’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. The Selling Fund is also subject to this principal risk.

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Foreign Securities Risk. Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Buying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Buying

Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies. The Selling Fund is also subject to this principal risk.

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Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Buying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Buying Fund’s return. The Selling Fund is not subject to convertible securities risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in convertible securities.

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Investing in Other Funds Risk. The performance of the funds, including exchange-traded funds, in which the Buying Fund invests could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in the funds. In addition, because the expenses and costs of the funds are shared by investors in the underlying fund, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying funds. These transactions might also result in higher brokerage, tax or other costs for the Buying Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. If an underlying fund pays fees to Columbia Management or its affiliates, this could result in Columbia Management having a potential conflict of interest in selecting the underlying funds in which the Buying Fund invests or in determining the percentage of the Buying Fund’s investments allocated to each underlying fund. There are also circumstances in which Columbia Management’s fiduciary duties to the Buying Fund may conflict with its fiduciary duties to the underlying funds for which it serves as investment manager. The Selling Fund is not subject to investing in other funds risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in other funds.

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Technology Sector Risk. Securities of companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the Buying Fund invests a significant portion of its net assets in the equity securities of technology companies, the Buying Fund’s price may be more volatile than a fund that is invested in a more diverse range of market sectors. The Selling Fund is not subject to technology sector risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in companies in the technology sector.

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Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Buying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Buying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Buying Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Buying Fund’s derivative positions at times when the Buying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Buying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Merger SAI. The Selling Fund is also subject to this principal risk.

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Frequent Trading Risk. Frequent trading of investments increases the possibility that the Buying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Buying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Buying Fund’s return. The Selling Fund is not subject to frequent trading risk as a principal risk, but may be subject to such risk to the extent of its engagement, if any, in frequent trading.

Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable contingent deferred sales charge (“CDSC”) for Class C shares;

•	no sales charge for Class Z shares; and

•	except as noted for Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Blended Equity Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

-8.13%	-16.10%	-20.58%	+26.55%	+10.08%	+3.66%	+16.94%	+10.47%	-37.62%	+22.57%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +15.42% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.03% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The returns shown for periods prior to March 31, 2008 include the returns of Blended Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to March 31, 2008 if they did.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +3.19%.

Columbia Large Cap Core Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

-12.55%	-12.42%	-27.67%	+27.30%	+8.07%	+5.90%	+15.42%	+9.97%	-35.89%	+24.00%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +14.67% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -20.25% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +1.49%.

Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years	10 years
Columbia Blended Equity Fund (Selling Fund)(1)
Class A
Return before taxes	+15.50%	-0.71%	-1.93%
Return after taxes on distributions	+15.37%	-2.18%	-2.89%
Return after taxes on distributions and sale of Fund shares	+10.22%	-0.36%	-1.58%
Class C
Return before taxes	+20.70%	+0.21%	-1.48%
Class Z
Return before taxes	+22.94%	+0.56%	-1.30%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	+26.46%	+0.42%	-0.95%

(1)	The returns shown for periods prior to March 31, 2008 include the returns of Blended Equity Fund, the predecessor to the Fund and a series of Excelsior Funds, Inc. The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to March 31, 2008 if they did.

Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years	10 years
Columbia Large Cap Core Fund (Buying Fund)
Class A
Return before taxes	+16.86%	+0.15%	-2.61%
Return after taxes on distributions	+16.67%	-0.23%	-2.83%
Return after taxes on distributions and sale of Fund shares	+11.18%	+0.11%	-2.19%
Class C
Return before taxes	+22.15%	+0.59%	-2.79%
Class Z
Return before taxes	+24.38%	+1.60%	-1.83%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	+26.46%	+0.42%	-0.95%

Proposal 2. Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund

Comparison of each Selling Fund and the Buying Fund

All of the Selling Funds and the Buying Fund:

•	Have Columbia Management as investment manager.
•	Have the same policies for buying and selling shares and the same exchange rights.
•

Are structured as a series of an open-end management investment company and are organized as series of a Massachusetts business trust. Please see Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Select Opportunities Fund seeks long-term capital appreciation.

Selling Fund: Columbia Mid Cap Core Fund seeks long-term capital appreciation.

Buying Fund: Columbia Strategic Investor Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of each of the Funds may be changed without shareholder approval.

Comparison of Principal Investment Strategies

Each Fund invests at least primarily in equity securities. The Buying Fund and Columbia Select Opportunities Fund may invest in securities of companies of any size, while Columbia Mid Cap Core Fund normally invests at least 80% of its securities in companies with market capitalizations in the range of the Russell Midcap Index. The Buying Fund has no 80% policy, while the 80% policy of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund may be changed by the Board without shareholder approval upon sixty days’ notice. The Buying Fund may invest a significant amount of its assets in the securities of smaller companies. Each Fund may invest in foreign securities – up to 33% of total assets for the Buying Fund, up to 20% of total assets for Columbia Mid Cap Core Fund and without stated limit for Columbia Select Opportunities Fund. The Buying Fund and Columbia Select Opportunities Fund may invest in derivatives as a principal investment strategy; Columbia Mid Cap Core Fund has no similar principal investment strategy, though it may make the same investments. The Buying Fund may also invest in special situations (such as initial public offerings); Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund have no similar principal investment strategies, though they may make the same investments.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Select Opportunities Fund (the Selling Fund)	Columbia Mid Cap Core Fund (the Selling Fund)	Columbia Strategic Investor Fund (the Buying Fund)

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks). The Fund invests in equity securities, including common stocks, of companies that Columbia Management believes have value that is not reflected in their market prices. The Fund may invest in companies that have market capitalizations of any size.	Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies that have market capitalizations in the range of the companies in the Russell Midcap Index at the time of purchase [[(between $1.26 billion and $14.13 billion as of May 31, 2010). ]]	Under normal circumstances, the Fund invests primarily in common stocks of companies that the Columbia Management believes are attractively valued and have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size and may invest a significant amount of its assets in smaller companies.

Columbia Select Opportunities Fund (the Selling Fund)	Columbia Mid Cap Core Fund (the Selling Fund)	Columbia Strategic Investor Fund (the Buying Fund)

The Fund may invest in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.	The Fund may invest up to 20% of its total assets in foreign securities.	The Fund may invest up to 33% of its total assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.		The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in securities that the Adviser believes are undervalued, represent growth opportunities, or both.

The Fund normally invests in common stocks, preferred stocks and convertible securities such as warrants and rights. The Fund also may invest in exchange-traded funds.

The Fund’s investment strategy may involve the frequent trading of portfolio securities.

The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

The Fund may invest in special situations such as initial public offerings, in companies involved in management changes, tender offers, mergers and other corporate restructurings and in companies developing new technologies.

Buying Fund Investment Style

A description of the investment style of the Buying fund is set forth below:

Columbia Management combines fundamental analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. Columbia Management considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors.

•	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value.

•	a company’s current operating margins relative to its historic range and future potential.

•

potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia Management may sell a security when the security’s price reaches a target; if Columbia Management believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [—].

Comparison of Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Each of the Funds have the same fundamental investment policies and therefore the Reorganizations will not result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Select Opportunities Fund	Columbia Mid Cap Core Fund	Columbia Strategic Investor Fund

Borrowing Money / Issuing Senior Securities	The Funds may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Funds may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

Diversification	The Funds may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Industry Concentration	The Funds may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Lending	The Funds may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate	The Funds may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

Underwriting	The Funds may not underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the “1933 Act”) except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [—].

Comparison of Non-Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. There are no material differences between the non-fundamental investment policies of the Funds and therefore the Reorganizations will not result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Select Opportunities Fund	Columbia Mid Cap Core Fund	Columbia Strategic Investor Fund

Illiquid Securities	No stated policy, though applicable law prohibits the fund from investing more than 15% of its net assets in illiquid securities.		The Fund may not invest more than 15% of its net assets in illiquid securities.

Investment in Other Investment Companies	No Fund may purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Funds are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of the Selling Funds are also described below.

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Investment Strategy Risk – Columbia Management uses the principal investment strategies and other investment strategies to seek to achieve the Buying Fund’s investment objective. There is no assurance that the Buying Fund will achieve its investment objective. Investment decisions made by Columbia Management in using these strategies may not produce the returns expected by Columbia Management, may cause the Buying Fund’s shares to lose value or may cause the Buying Fund to underperform other funds with similar investment objectives. Each Selling Fund is also subject to this principal risk.

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Market Risk – Market risk refers to the possibility that the market values of securities that the Buying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Buying Fund. Accordingly, an investment in the Buying Fund could lose money over short or even long periods. The market values of the securities the Buying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. Each Selling Fund is also subject to this principal risk.

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Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet Columbia Management’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. Columbia Select Opportunities Fund is also subject to this principal risk. Columbia Mid Cap Core Fund is not subject to value securities risk as a principal risk, but may be subject to such risk to the extent of its investments, if any, in value securities.

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Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the prices of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Columbia Select Opportunities Fund is also subject to this principal risk. Columbia Mid Cap Core Fund is not subject to growth securities risk as a principal risk, but may be subject to such risk to the extent of its investments, if any, in growth securities.

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Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. Each Selling Fund is also subject to this principal risk.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Buying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Buying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies. Each Selling Fund is also subject to this principal risk.

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Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates. Each Selling Fund is also subject to this principal risk.

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Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Buying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Buying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Buying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Buying Fund’s derivative positions at times when the Buying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Buying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Buying Fund’s Statement of Additional Information. Each Selling Fund is also subject to this principal risk.

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Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Buying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Buying Fund’s return. The Selling Funds are not subject to convertible securities risk as a principal risk, but may be subject to such risk to the extent of their investments, if any, in convertible securities.

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Currency Risk – Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Buying Fund denominated in that currency. The Selling Funds are not subject to currency risk as a principal risk, but may be subject to such risk to the extent of their investments, if any, in securities denominated in non-U.S. currencies.

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Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets The Selling Funds are not subject to special situations risk as a principal risk, but may be subject to such risk to the extent of their investments, if any, in special situations.

Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A and Class Z share information, as applicable, is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. The inception date for Class R shares of the Buying Fund was September 27, 2010; accordingly, performance information for that class is not shown. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum applicable sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable contingent deferred sales charge (“CDSC”) for Class C shares;

•	no sales charge for Class Z shares; and

•	except as noted for Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

Indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Select Opportunities Fund (Selling Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

+6.81%	+19.41%	+16.09%	-43.82%	+34.36%
2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +18.82% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -27.34% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The returns shown for periods prior to March 31, 2008 include the returns of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust (the Predecessor Fund). The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to September 28, 2007 if they did. The Predecessor Fund commenced operations on March 31, 2004.

The Fund’s Class Z shares year-to-date return at September 30, 2010 was 4.66%.

Columbia Mid Cap Core Fund (Selling Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

+4.22%	+8.43%	-15.75%	+44.64%	+15.18%	+4.64%	+19.45%	+1.80%	-49.78%	+33.15%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +21.06% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -27.69% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The returns shown for periods prior to March 31, 2008 include the returns of Mid Cap Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust (the Predecessor Fund). The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to March 31, 2008 if they did.

The Fund’s Class Z shares year-to-date return at September 30, 2010 was 10.49%.

Columbia Strategic Investor Fund (Buying Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

+29.76%	-8.56%	+36.45%	+15.70%	+7.38%	+14.58%	+14.77%	-41.51%	+37.14%
2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +19.81% (quarter ended June 30, 2003) and the lowest return for a calendar quarter was -25.00% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class Z year-to-date return at September 30, 2010 was +4.23%.

Average Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years(1)	Life of Fund (March 31, 2004)(1)
Columbia Select Opportunities Fund (Selling Fund):
Class Z
Return before taxes	+34.36%	+2.25%	+3.52%
Return after taxes on distributions	+34.19%	+2.03%	+3.32%
Return after taxes on distributions and sale of Fund shares	+22.49%	+1.95%	+3.05%
Class A
Return before taxes	+26.41%	+0.98%	+2.40%
Class C
Return before taxes	+32.00%	+1.80%	+3.12%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	+26.46%	+0.42%	+1.88%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	+28.43%	+0.79%	+2.26%

(1)	The returns shown for periods prior to March 31, 2008 include the returns of Equity Opportunities Fund, the predecessor to the Fund and a series of Excelsior Funds Trust (the Predecessor Fund). The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to September 28, 2007 if they did. The Predecessor Fund commenced operations on March 31, 2004.

Average Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years(1)	10 years(1)
Columbia Mid Cap Core Fund (Selling Fund):
Class Z
Return before taxes	+33.15%	-3.18%	+3.04%
Return after taxes on distributions	+32.91%	-3.34%	+1.71%
Return after taxes on distributions and sale of Fund shares	+21.78%	-2.63%	+2.04%
Class A
Return before taxes	+25.08%	-4.41%	+2.38%
Class C
Return before taxes	+31.03%	-3.47%	+2.89%
Class R
Return before taxes	+32.30%	-3.67%	+2.78%
Russell Midcap Index (reflects no deduction for fees, expenses or taxes)	+40.48%	+2.43%	+4.98%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	+34.21%	+1.98%	+7.58%

(1)	The returns shown for periods prior to March 31, 2008 include the returns of Mid Cap Value and Restructuring Fund, the predecessor to the Fund and a series of Excelsior Funds Trust (the Predecessor Fund). The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to March 31, 2008 if they did.

Average Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years	Life of Fund (November 9, 2000)(1)
Columbia Strategic Investor Fund (Buying Fund):
Class Z
Return before taxes	+37.14%	+2.53%	+9.96%
Return after taxes on distributions	+37.01%	+1.46%	+9.22%
Return after taxes on distributions and sale of Fund shares	+24.31%	+2.15%	+8.80%
Class A
Return before taxes	+28.79%	+1.05%	+9.03%
Class B
Return before taxes	+30.64%	+1.20%	+9.08%
Class C
Return before taxes	+34.73%	+1.50%	+9.09%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	+28.43%	+0.79%	-0.33%

(1)	Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000. Class A and Class B are newer classes of shares. Their performance information includes returns of the Fund’s Class Z shares (the oldest existing Fund class) for periods prior to their inception. The returns for Class C shares include the returns for Class B shares for periods prior to October 13, 2003, the date on which Class C shares were initially offered by the Fund. The returns shown for Class C shares also include the returns of Class Z shares for periods prior to November 1, 2002, the date on which Class B shares were initially offered by the Fund. These returns reflect differences in sales charges, but have not been restated to reflect any differences in expenses between Class Z (or Class B) shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown would be lower.

Proposal 3. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights.

•

Are structured as a series of an open-end management investment company. Columbia Small Cap Growth Fund II is organized as a series of a Delaware statutory trust while Columbia Small Cap Growth Fund I is organized as a series of a Massachusetts business trust. Please see Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and the shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Small Cap Growth Fund II seeks long-term growth of capital.

Buying Fund: Columbia Small Cap Growth Fund I seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of the Selling Fund may be changed without shareholder approval, while the investment objective of the Buying Fund may be changed only with shareholder approval.

Comparison of Principal Investment Strategies

The Selling Fund normally invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase, while the Buying Fund normally invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase. The Buying Fund may invest in derivatives as a principal investment strategy; the Selling Fund has no similar principal investment strategy, though it may make such investments.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Small Cap Growth Fund II (the Selling Fund)	Columbia Small Cap Growth Fund I (the Buying Fund)

Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase.

The Fund’s 80% policy may be changed by the Fund’s Board on 60 days’ notice to shareholders.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of companies in the S&P SmallCap 600 Index at the time of purchase.

The Fund’s 80% policy may be changed by the Fund’s Board on 60 days’ notice to shareholders.

The Fund normally invests in common stocks.	The Fund invests primarily in common stocks of companies that Columbia Management believes have the potential for long-term, above-average earnings growth.

The Fund may invest up to 20% of its total assets in foreign securities.	The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Fund may invest in securities of companies in the technology sector. The Fund also may from time to time emphasize one or more economic sectors in selecting its investments.

Columbia Small Cap Growth Fund II (the Selling Fund)	Columbia Small Cap Growth Fund I (the Buying Fund)

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in convertible securities, including preferred stock, warrants and debentures.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

Columbia Management combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Buying Fund’s portfolio. In doing this, Columbia Management considers, among other factors:

•	overall economic and market conditions.

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

Columbia Management may sell a security when the security’s price reaches a set target; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Small Cap Growth Fund II (Selling Fund)	Columbia Small Cap Growth Fund I (Buying Fund)

Borrowing Money/Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

Policy	Columbia Small Cap Growth Fund II (Selling Fund)	Columbia Small Cap Growth Fund I (Buying Fund)

Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

Policy	Columbia Small Cap Growth Fund II (Selling Fund)	Columbia Small Cap Growth Fund I (Buying Fund)

Underwriting	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction does not limit the Fund’s ability to invest in securities issued by other registered management investment companies.	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction does not limit the Fund’s ability to invest in securities issued by other registered investment companies.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Non-Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Small Cap Growth Fund II (Selling Fund)	Columbia Small Cap Growth Fund I (Buying Fund)
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.

Securities of other Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Short Selling	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	No stated policy.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of the Selling Fund are also described below.

•

Investment Strategy Risk—Columbia Management uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by Columbia Management in using these strategies may not produce the returns expected by Columbia Management, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives. The Selling Fund is also subject to this principal risk.

•

Market Risk—Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. The Selling Fund is also subject to this principal risk.

•

Growth Securities Risk—Because growth securities typically trade at a higher multiple of earnings than other types of securities, the prices of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. The Selling Fund is also subject to this principal risk.

•

Smaller Company Securities Risk—Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks. The Selling Fund is also subject to this principal risk.

•

Foreign Securities Risk—Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies. The Selling Fund is also subject to this principal risk.

•

Derivatives Risk—Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The Selling Fund is not subject to derivatives risk as a principal risk, but may be subject to such risk to the extent of its investments, if any, in derivatives.

•

Convertible Securities Risk—Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund’s return. The Selling Fund is not subject to convertible securities risk as a principal risk, but may be subject to such risk to the extent of its investments, if any, in convertible securities.

•

Currency Risk—Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency. The Selling Fund is not subject to currency risk as a principal risk, but may be subject to such risk to the extent it holds investments, if at all, in non-U.S. currencies.

•

Industry Sector Risk—At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in the same industry or in a closely related group of industries within an economic sector. Companies in the same industry or sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in an industry or sector than funds that invest more broadly. The Selling Fund is also subject to this principal risk.

•

Frequent Trading Risk—Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return. The Selling Fund is not subject to frequent trading risk as a principal risk, but may be subject to such risk to the extent it engages, if at all, in frequent trading of investments.

Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waivers or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A and Class Z share information, as applicable, is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. These returns are compared to the recognized measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable contingent deferred sales charge (“CDSC”) for Class B and Class C shares;

•	No sales charge for Z shares; and

•	except as noted for Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Small Cap Growth Fund II (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

-1.83%	-12.22%	-27.97%	+37.12%	+9.94%	+6.41%	+12.11%	+12.68%	-40.99%	+25.14%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +20.76% (quarter ended December 31, 2001) and the lowest return for a calendar quarter was -28.53% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +8.61%.

Columbia Small Cap Growth Fund I (Buying Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

+5.85%	-14.19%	-26.58%	+44.29%	+9.61%	+13.14%	+16.72%	+21.49%	-42.79%	+37.68%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +22.93% (quarter ended March 31, 2000) and the lowest return for a calendar quarter was -28.52% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class Z shares year-to-date return at September 30, 2010 was +12.17%.

Average Annual Total Returns (for periods ended Dec. 31, 2009)

	1 year	5 years	10 years
Columbia Small Cap Growth Fund II (Selling Fund):
Class A
Return before taxes	+17.97%	-1.32%	-1.32%
Return after taxes on distributions	+17.97%	-3.30%	-2.55%
Return after taxes on distributions and sale of Fund shares	+11.68%	-1.28%	-1.24%
Class B
Return before taxes	+19.30%	-1.12%	-1.48%
Class C
Return before taxes	+23.32%	+0.89%	-1.48%
Class Z
Return before taxes	+25.40%	+0.10%	-0.49%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	+34.47%	+0.87%	-1.37%

Average Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years	10 years
Columbia Small Cap Growth Fund I (Buying Fund):
Class Z(1)
Return before taxes	+37.68%	+4.80%	+2.92%
Return after taxes on distributions	+37.68%	+3.63%	+1.99%
Return after taxes on distributions and sale of Fund shares	+24.49%	+3.96%	+2.21%
Class A(1)
Return before taxes	+29.46%	+3.35%	+2.21%
Class B(1)
Return before taxes	+31.28%	+3.64%	+2.50%
Class C(1)
Return before taxes	+35.23%	+3.94%	+2.50%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	+21.17%	+0.51%	+3.51%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	+34.47%	+0.87%	-1.37%

(1)	Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund’s Class Z shares (the oldest existing Fund class) for periods prior to their inception. These returns reflect differences in sales charges but have not been restated to reflect any differences in expenses, such as distribution and service (Rule 12b-1) fees between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to distribution and service (Rule 12b-1) fees. Class A, Class B and Class C shares were initially offered on November 1, 2005, and Class Z shares were initially offered on October 1, 1996.

Proposal 4. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights.

•

Are structured as a series of an open-end management investment company. The Selling Fund is organized as a series of a Massachusetts business trust and the Buying Fund is organized as series of a Minnesota corporation. The Board of Directors of RiverSource Investment Series, Inc. has approved the Redomiciling of Columbia Large Value Quantitative Fund, a series of RiverSource Investment Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Large Value Quantitative Fund. The Redomiciling is subject to approval by shareholders of Columbia Large Value Quantitative Fund. If the Redomiciling is approved by shareholders of Columbia Large Value Quantitative Fund, it is expected that the Redomiciling will occur prior to the Reorganization, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Investment Series, Inc. Please see Exhibit C to this proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and the shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Disciplined Value Fund seeks total return, consisting primarily of long-term capital appreciation, and secondarily of current income.

Buying Fund: Columbia Large Value Quantitative Fund seeks to provide shareholders with long-term capital growth.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. Only shareholders can change the investment objective of the Buying Fund, while the investment objective of the Selling Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

The Buying Fund normally invests at least 80% of its net assets in equity securities of companies with market capitalizations that are (i) over $5 billion at the time of purchase or (ii) within the capitalization range of companies in the Russell 1000® Value Index (the “Index”) at the time of purchase, while the Selling Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Selling Fund attempts to maintain a portfolio that matches the risk characteristics of the Index, while the Buying Fund is not similarly constrained.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Disciplined Value Fund (Selling Fund)	Columbia Large Value Quantitative Fund (Buying Fund)
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities that Columbia Management believes are undervalued. The Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Fund will typically hold a selection of common stocks included in the Index.	Under normal market conditions, at least 80% of the Fund’s net assets will be invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that are within the capitalization range of companies in the Index at the time of purchase.

Columbia Management attempts to maintain a portfolio that generally matches the risk characteristics of the Index. Columbia

Columbia Disciplined Value Fund (Selling Fund)	Columbia Large Value Quantitative Fund (Buying Fund)
Management will vary the number and percentages of the Fund’s holdings in attempting to provide higher returns than the Index and to reduce the potential of underperforming the Index over time. The Fund generally holds fewer stocks than the Index and may hold securities that are not in the Index.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.	Columbia Management may use derivatives such as futures, options, swaps and forward contracts to produce incremental earnings, to hedge existing positions, to maintain investment efficiency or to increase flexibility.

The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

In pursuit of the Buying Fund’s objective, Columbia Management seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but which are believed to have good prospects for capital appreciation. Columbia Management will choose equity investments by employing proprietary, disciplined quantitative methods.

Columbia Management’s disciplined quantitative approach is designed to identify companies with:

•	Attractive valuations, based on factors such as price-to-earnings ratios;

•	Sound balance sheets; or

•	Improving outlooks, based on an analysis of return patterns over time.

The universe of stocks from which Columbia Management selects the Buying Fund’s investments primarily will be those included in the Index.

In selecting the stocks for the Buying Fund’s portfolio, Columbia Management employs a rigorous process for evaluating the relationship between the risk associated with each security and its potential for positive returns. This process includes factors such as:

•	Limits on positions relative to weightings in the benchmark index.

•	Limits on sector and industry allocations relative to the benchmark index.

•	Limits on size of holdings relative to market liquidity.

In evaluating whether to sell a security, Columbia Management considers, among other factors, whether:

•	The security is overvalued relative to other potential investments.

•	The company does not meet Columbia Management’s performance expectations.

Columbia Management may use derivatives such as futures, options, swaps and forward contracts, to produce incremental earnings, to hedge existing positions, maintain investment efficiency or to increase flexibility.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [—].

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. For purposes of this discussion, a “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Disciplined Value Fund (Selling Fund)	Columbia Large Value Quantitative Fund (Buying Fund)
Borrowing/Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs. (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provide that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any	The Fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

Policy	Columbia Disciplined Value Fund (Selling Fund)	Columbia Large Value Quantitative Fund (Buying Fund)
state or territory of the United States or any of their agencies, instrumentalities, or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulation thereunder and any applicable exemptive relief.

Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interest in real estate and (iii) hold and dispose of real estate or interest in real estate acquired through exercise of its rights as a holder of securities which are secured by real estate or interests therein.	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Underwriting	The Fund will not underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933 except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [—].

Comparison of Non-Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Disciplined Value Fund (Selling Fund)	Columbia Large Value Quantitative Fund (Buying Fund)
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.	No more than 15% of the Fund’s net assets will be held in securities and other instruments that are illiquid.

Investing for Purposes of Exercising Control	The Fund will not purchase securities of companies for the purpose of exercising control.	No stated policy.

Limiting Investments in Foreign Securities	No stated policy.	Up to 25% of the Fund’s net assets may be invested in foreign investments.

Securities of Open-End Investment Companies	The Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.	No stated policy.

Short Sales	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	No stated policy.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of the Selling Fund are also described below.

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Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Fund could underperform other mutual funds with similar investment objectives. The Selling Fund is also subject to this principal risk.

•

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative instruments in which the Fund invests will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including counterparty credit risk, hedging risk, correlation risk, liquidity risk and leverage risk.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Fund.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Fund to be in a position to do something Columbia Management would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Buying Fund’s SAI for more information on derivative instruments and related risks.

The Selling Fund is also subject to this principal risk.

•

Issuer Risk. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. The Selling Fund is also subject to this principal risk.

•

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market. The Selling Fund is also subject to this principal risk.

•

Sector Risk. If a fund emphasizes one or more economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility. The Selling Fund is not subject to sector risk as a principal risk, but may be subject to such risk to the extent it emphasizes one or more sectors.

•

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective. The Selling Fund is not subject to this principal risk.

Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.
Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. Class T shares and Class Z shares of the Buying Fund are new; therefore, no performance information is shown for such shares. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A and Class T shares;

•	sales at the end of the indicated period and deduction of the applicable contingent deferred sales charge (“CDSC”) for Class B and Class C shares;

•	no sales charge for Class Z shares; and

•	except as noted for Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Disciplined Value Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

-3.19%	+4.79%	-29.72%	+28.23%	+13.42%	+10.15%	+22.59%	+1.05%	-38.67%	+20.65%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +18.65% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -21.50% (quarter ended December 31, 2008).

These returns do not reflect deductions for sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +4.60%.

Columbia Large Value Quantitative Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+ 20.26%
2009

During the periods shown in the bar chart, the highest return for a calendar quarter was + 18.96% (quarter ended Sept. 30, 2009) and the lowest return for a calendar quarter was -16.74% (quarter ended March 31, 2009).

These returns do not reflect deductions for sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +6.64%.

The Fund’s shares became available to the public on August 1, 2008.

Average Annual Total Returns (for periods ended December 31, 2009)

	1 year	5 years	10 years
Columbia Disciplined Value Fund (Selling Fund)(1)
Class A
Return before taxes	+13.72%	-0.99%	-0.13%
Return after taxes on distributions	+13.43%	-2.25%	-1.40%
Return after taxes on distributions and sale of Fund shares	+9.20%	-0.88%	-0.44%
Class B
Return before taxes	+14.79%	-0.80%	-0.30%
Class C
Return before taxes	+18.71%	-0.54%	-0.32%
Class T
Return before taxes	+13.78%	-1.02%	-0.18%
Class Z
Return before taxes	+21.00%	+0.47%	+0.76%
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)	+19.69%	-0.25%	+2.47%

(1)	The returns shown for periods prior to November 25, 2002 include the returns of Galaxy Equity Value Fund, the predecessor to the Fund. The returns shown do not reflect any differences in expenses between the share classes and would be lower for periods prior to November 25, 2002 if they did.

Average Annual Total Returns (for periods ended December 31, 2009)

	1 year	Since inception (August 1, 2008)
Columbia Large Value Quantitative Fund (Buying Fund)
Class A
Return before taxes	+13.34%	-18.22%
Return after taxes on distributions	+11.60%	-19.27%
Return after taxes on distributions and sale of Fund shares	+8.73%	-15.97%
Class B
Return before taxes	+14.23%	-17.66%
Class C
Return before taxes	+18.30%	-15.39%
Russell 1000 Value Index (reflects reinvestment of all distributions and changes in market prices)	+19.69%	-8.62%
Lipper Large-Cap Value Funds Index (include net reinvested Dividends)	+24.96%	-5.94%

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of the Reorganizations

The Board of each Fund has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the Securities and Exchange Commission as an exhibit to the registration statement of which this combined proxy statement/prospectus is a part, the following is a summary of certain terms of the Agreement:

•

Each Reorganization is expected to occur before the end of the second quarter of 2011, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following shareholder approval, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Buying Fund.

•

Each Selling Fund will transfer all of its assets to the corresponding Buying Fund and, in exchange, the corresponding Buying Fund will assume all the Selling Fund’s liabilities and will issue Reorganization Shares to the Selling Fund. The value of each Selling Fund’s assets, as well as the number of Reorganization Shares to be issued to the Selling Fund, will be determined in accordance with the Agreement. The Reorganization Shares will have an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets received from the Selling Fund, less the liabilities assumed by the corresponding Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund, in liquidation of the Selling Fund. As a result, shareholders of the Selling Fund will become shareholders of the corresponding Buying Fund. No shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

•

The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the closing date of the applicable Reorganization.

The Board of RiverSource Investment Series, Inc. has approved the Redomiciling of Columbia Large Value Quantitative Fund, a series of RiverSource Investment Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Large Value Quantitative Fund. The Redomiciling is subject to approval by shareholders of Columbia Large Value Quantitative Fund. If the Redomiciling is approved by shareholders of Columbia Large Value Quantitative Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Investment Series, Inc. which, if the Redomiciling is approved, may thereafter be redomiciled.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

•

The Selling Fund will have declared and paid a dividend that, together with all previous dividends, will distribute all of the Selling Fund’s net investment income and net capital gains, if any, to the shareholders of the Selling Fund for its tax years ending on or prior to the closing date of the Reorganization.

•	The Funds will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Selling Fund will have approved the Agreement by the requisite vote.

•

The Selling Fund will have received an opinion of tax counsel to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the shareholders of the Selling Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Selling Fund shares for the Reorganization Shares of the corresponding Buying Fund in connection with the Reorganization.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board of any applicable Fund at any time prior to the closing date thereof. In the event of a termination, Columbia Management will bear all costs associated with the Reorganization.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, each Selling Fund and each Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

•

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

•

Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund in exchange for Reorganization Shares and the assumption by Buying Fund of all of the liabilities of the Selling Fund, or upon the distribution of the Reorganization Shares by the Selling Fund to its shareholders in liquidation.

•	Under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Selling Fund upon the exchange of their Selling Fund shares for Reorganization Shares of the Buying Fund.

•

Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor.

•

Under Section 1223(1) of the Code, a Selling Fund shareholder’s holding period for the Reorganization Shares received in the Reorganization will be determined by including the shareholder’s holding period for the Selling Fund shares exchanged therefor, provided the shareholder held such Selling Fund shares as capital assets.

•

Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of assets of the Selling Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all of the liabilities of the Selling Fund.

•

Under Section 362(b) of the Code, the Buying Fund’s tax basis in the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the Selling Fund’s tax basis in such assets immediately prior to the Reorganization.

•	Under Section 1223(2) of the Code, the Buying Fund’s holding periods in the assets received from the Selling Fund in the Reorganization will include the Selling Fund’s holding periods in such assets.

•

The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Each opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. Each opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which opinion therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Selling Fund shares and the fair market value of the Reorganization Shares of the Buying

Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Portfolio manager substitutions in connection with the closing of the acquisition by Ameriprise Financial, Inc., the parent company of Columbia Management, of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America, N.A., and independent of the Reorganizations, have occurred and have resulted in turnover of a portion, including a substantial portion, of the portfolio assets of certain Funds. An additional portion, including a substantial portion, of the portfolio assets of each Buying Fund or Selling Fund may also be sold at any time before or after the Reorganization in connection with its Reorganization. The actual tax effect of such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Selling Fund, and will therefore accelerate any distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

More generally, prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, including any undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by a Selling Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization. If a shareholder holds shares of either Fund in a non-taxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the nontaxable account.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are “built in” (unrealized) at the time of the Reorganizations and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, a Selling Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganizations not occurred.

In addition, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganizations (including as affected by the rules described above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any “built-in” (unrealized) gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Buying Fund. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganizations and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganizations, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganizations not occurred.

The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganizations and thus cannot be calculated precisely prior to the Reorganizations.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization, and the occurrence of other Reorganizations involving the same Buying Fund, will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The following paragraphs provide a brief summary of the tax effect of each of the Reorganizations assuming all Reorganizations occurred on February 28, 2010. As noted above, the tax effect of a Reorganization depends on each Fund’s relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on February 28, 2010 and cannot be calculated precisely prior to the Reorganization. Portfolio turnover in a Fund, market fluctuations, redemption activity or the nonoccurrence of one or more other Reorganizations into the same Buying Fund could cause the actual tax effect of the Reorganizations to differ substantially from that described below. For purposes of the following discussion, a Fund’s “net realized losses” consist of its capital loss carryforwards plus year-to-date net realized losses or net of year-to-date net realized gains, in each case as of February 28, 2010.

Proposal 1. Reorganization of Columbia Blended Equity Fund into Columbia Large Cap Core Fund.

As of February 28, 2010, the Selling Fund had no carryforward losses, net realized gains equal to about 3.3% of net assets and unrealized net gains equal to about 44.6% of net assets. The Buying Fund had net realized losses of approximately 20.7% of net assets, consisting of year-to-date losses and carryforward losses expiring in eight years, and net unrealized gains equal to about 10.1% of net assets.

If the Reorganization occurred on February 28, 2010, Selling Fund would have technically been subject to an annual loss limitation, but the limitation would have had no effect because Selling Fund had no pre-merger net losses. The Reorganization would have permitted the Selling Fund to spread its proportionately larger net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax benefit to Selling Fund shareholders and a potential tax cost to Buying Fund shareholders.

Proposal 2. Reorganizations of Columbia Select Opportunities Fund and Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund

As of February 28, 2010, Columbia Select Opportunities Fund had net realized losses equal to approximately 94.1% of net assets, consisting of year-to-date losses and carryforward losses expiring in eight years, and net unrealized gains equal to about 22.1% of net assets. Columbia Mid Cap Core Fund had net realized losses equal to about 4.0% of net assets, consisting entirely of carryforward losses expiring in eight years, and net unrealized gains equal to about 16.5% of net assets. Columbia Strategic Investor Fund had net realized losses equal to approximately 23.5% of net assets, consisting primarily of year-to-date losses and carryforward losses expiring in eight years, and net unrealized gains equal to about 17.4% of net assets.

If the Reorganizations occurred on February 28, 2010, each Selling Fund would have become subject to annual loss limitations, but the limitation would have had no practical effect on Columbia Mid Cap Core Fund because its pre-Reorganization losses were smaller than the limitation. The loss limitation rules would have limited the combined Fund’s ability to use the net realized losses of the Columbia Select Opportunities Fund to offset gains recognized by the combined Fund. The limitation potentially could have resulted in earlier and larger taxable distributions, and therefore a greater tax cost to Columbia Select Opportunities Fund shareholders, than if the Reorganizations had not occurred. Further, Columbia Mid Cap Core Fund’s proportionately larger net unrealized gains, if and when realized after the Reorganization, would have been spread across the larger combined Fund, thereby increasing the potential tax cost to Columbia Select Opportunities Fund shareholders and resulting in a potential tax benefit to Columbia Mid Cap Core Fund shareholders. Columbia Strategic Investor Fund’s losses would not have been subject to an annual limitation; the sharing of those losses across the larger combined Fund could have resulted in a potential tax cost to shareholders of Columbia Strategic Investor Fund.

Proposal 3. Reorganization of Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I

As of February 28, 2010, the Selling Fund had net realized losses of approximately 39.3% of net assets, consisting of year-to-date losses and carryforward losses expiring in eight years, and unrealized net gains equal to about 8.8% of net assets. The Buying Fund had net realized losses equal to about 9.8% of net assets, consisting of year-to-date losses and carryforward losses expiring in eight years, and net unrealized gains totaling about 17.1% of net assets.

If the Reorganization had occurred on February 28, 2010, Selling Fund would have become subject to an annual loss limitation. The loss limitation rules would have limited the combined Fund’s ability to use the net realized losses of Selling Fund to offset gains recognized by the combined Fund. The limitation potentially could have resulted in earlier and larger taxable distributions, and therefore a greater tax cost to Selling Fund shareholders, than if the Reorganization had not occurred. The Reorganization would have permitted the Buying Fund to spread its proportionately larger net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax benefit to Buying Fund shareholders and an additional potential tax cost to Selling Fund shareholders.

Proposal 4. Reorganization of Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund

As of February 28, 2010, the Selling Fund had net realized losses of approximately 50.4% of net assets, consisting of carryforward losses expiring in seven and eight years, and unrealized net gains equal to about 14.6% of net assets. The Buying Fund had net realized gains equal to about 5.2% of net assets and net unrealized gains equal to about 16.6% of net assets.

If the Reorganization had occurred on February 28, 2010, Buying Fund would have technically been subject to an annual loss limitation, but the limitation would have had no effect because Buying Fund had no pre-merger net losses. The Reorganization would have permitted the Buying Fund to spread its proportionately larger net realized and (if and when realized after the Reorganization) net unrealized gains across the larger combined Fund, and would have caused the Selling Fund to spread its proportionately larger net realized losses across the larger combined Fund, resulting in each case in a potential tax benefit to Buying Fund shareholders and a corresponding potential tax cost to Selling Fund shareholders.

The tax principles described above will apply in each case and are not expected to change prior to the Reorganizations. However, the results of their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments and volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that already have occurred or that might occur and shareholder activity in the Funds, among other changes.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

Reasons for the Proposed Reorganizations and Board Deliberations

Each Reorganization was reviewed by the Board of the Selling Fund involved therein, with the advice and assistance of Fund counsel and independent legal counsel to such Board. Columbia Blended Equity Fund, Columbia Select Opportunities Fund, Columbia Mid Cap Core Fund and Columbia Disciplined Value Fund are overseen by one Board (the “Columbia Atlantic Board”); Columbia Small Cap Growth Fund II is overseen by a second Board (the “Columbia Nations Board”). At regular and special meetings of each Selling Fund’s Board in May, June and August 2010, each Board considered the Reorganization of each Selling Fund overseen by it, as proposed by Columbia Management. In connection with those Board meetings, Columbia Management and its affiliates provided background materials, analyses and other information to each Board regarding, among other things, the topics discussed below, including responses to specific requests by each Board, and responded to questions raised by each Board at those meetings. The Board also considered information provided in connection with various other proposals by Columbia Management to integrate the funds advised by Columbia Management into a single fund family with greater uniformity, including proposals to standardize fees charged by Columbia Management and its affiliates, as well as other service providers, for services provided to similar funds.

After each Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, each Board, including the independent Board members thereof, unanimously approved the Reorganization of each Selling Fund overseen by it. Each Board, including the independent Board members thereof, also unanimously determined that participation by each Selling Fund overseen by it in its Reorganization was in the best interests of the Selling Fund and that the interests of existing shareholders of the Selling Fund would not be diluted as a result of the Reorganization.

The general factors considered by each Board in assessing and approving each applicable Reorganization included, among others, in no order of priority:

1.	various potential benefits of the Reorganization to the shareholders of the Selling Fund;

2.	the Reorganization as part of Columbia Management’s overall commitment to streamline and to improve its fund offerings for the benefit of Fund shareholders;

3.	the investment objectives and principal investment strategies of the Selling Fund and the Buying Fund;

4.	the operating expenses that shareholders of each class of shares of the Selling Fund are expected to experience as shareholders of the Buying Fund after the Reorganization relative to the operating expenses currently borne by such shareholders, including that, on a net basis, such expenses generally are expected to decline (for Columbia Select Opportunities Fund and Columbia Small Cap Growth Fund II, to increase slightly) as a result of the Reorganization and including Columbia Management’s contractual agreement to limit the total operating expenses of the Buying Fund (see “Fees and Expenses”);

5.	the current assets of the Selling Fund and the Buying Fund, and the anticipated combined pro forma assets of the Buying Fund after the Reorganization;

6.	the portfolio management team expected to be responsible for the combined Fund, and the historical performance of the Selling Fund and the Buying Fund, recognizing that no assurances can be given that the Buying Fund will achieve any particular level of performance after the Reorganization;

7.	the likelihood that the Selling Fund would achieve and/or maintain sufficient size to ensure its continued economic viability absent the Reorganization, and the Buying Fund’s relative prospects for attracting additional assets after the Reorganization;

8.	the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Buying Fund’s use of the Funds’ pre-merger losses for U.S. federal income tax purposes after the Reorganization and the potential diminution of the Buying Fund’s ability to use those losses to offset future gains (see “Tax Status of the Reorganizations”);

9.	the potential benefits of the Reorganization to Columbia Management and its affiliates;

10.	that shareholders of the Selling Fund will experience no material change in shareholder services as a result of the Reorganization;

11.	any brokerage costs resulting from the Reorganization (e.g., the Selling Fund’s turnover associated with and resulting from the sale of any securities the Buying Fund cannot, or does not wish to, acquire); and

12.	that the direct costs associated with the Reorganization will be borne by the Selling Fund only to the extent that Columbia Management anticipates a reduction in expenses to shareholders of the Selling Fund in the first year following the Reorganization.

13.	With respect to Columbia Mid Cap Core Fund only, Columbia Management has agreed to monitor any brokerage commissions attributable to the merger (as distinct from ordinary course transactions) and to bear such commissions to the extent they exceed the estimated brokerage costs that would be associated with the liquidation of such Selling Fund’s portfolio.

In their deliberations, the Boards did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. Each Board also evaluated the information available to it on a Selling Fund-by-Selling Fund basis, and made determinations separately in respect of each Selling Fund it oversees. Certain of the factors considered by each Board are discussed in more detail below.

STREAMLINED PRODUCT LINE. Each Board considered that the Reorganizations are intended, among other things, to streamline Columbia Management’s product offerings by reducing the number of funds in the Combined Fund Complex. Reducing the number of funds in the complex is intended to enhance the funds’ prospects for attracting additional assets by better differentiating the funds for potential shareholders (which should lead to a more concentrated selling effort).

CONTINUITY OF INVESTMENT. Each Board took into account the fact that each applicable Selling Fund and its corresponding Buying Fund have similar investment objectives and principal investment strategies. Specifically, the relevant Board noted the following with respect to each Reorganization:

Proposal 1

Columbia Blended Equity Fund into Columbia Large Cap Core Fund. The Columbia Atlantic Board noted that both Columbia Blended Equity Fund and the Buying Fund seek long-term capital appreciation. The Columbia Atlantic Board also noted that each of Columbia Blended Equity Fund and the Buying Fund normally invest in equity securities of U.S. and foreign companies. The Columbia Atlantic Board further noted that the Buying Fund normally invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the S&P 500® Index, while Columbia Blended Equity Fund is not constrained by market capitalization. The Columbia Atlantic Board considered that the Buying Fund may invest up to 20% of its total assets in foreign securities, whereas Columbia Blended Equity Fund may invest in foreign securities without limit.

Proposal 2

Columbia Select Opportunities Fund into Columbia Strategic Investor Fund. The Columbia Atlantic Board noted that Columbia Select Opportunities Fund seeks long-term capital appreciation, while the Buying Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks. The Columbia Atlantic Board considered that each Fund may invest in securities of companies of any size. The Columbia Atlantic Board also noted that Columbia Select Opportunities Fund may invest in foreign securities to a greater extent than may the Buying Fund.

Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund. The Columbia Atlantic Board noted that Columbia Mid Cap Core Fund seeks long-term capital appreciation, while the Buying Fund seeks long-term growth of capital by using a “value” approach to invest primarily in common stocks. The Columbia Atlantic Board also noted that the Buying Fund may invest in foreign securities to a greater extent than may Columbia Mid Cap Core Fund and that although Columbia Mid Cap Core Fund normally invests at least 80% of its net assets in the equity securities of companies with market capitalizations in the range of companies in the Russell Midcap Index, the Buying Fund is not similarly constrained with respect to market capitalization.

Proposal 3

Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I. The Columbia Nations Board noted that Columbia Small Cap Growth Fund II seeks long-term growth of capital, while the Buying Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor’s (S&P) SmallCap 600 Index. The Columbia Nations Board further noted that Columbia Small Cap Growth Fund II normally invests at least 80% of its net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth Index at the time of purchase.

Proposal 4

Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund. The Columbia Atlantic Board noted that Columbia Disciplined Value Fund seeks total return, consisting primarily of long-term capital appreciation, and secondarily of current income as an investment objective, while the Buying Fund seeks to provide shareholders with long-term capital growth. The Columbia Atlantic Board further noted that the Buying Fund normally invests at least 80% of its net assets in equity securities of companies with market capitalizations that are (i) over $5 billion at the time of purchase or (ii) within the capitalization range of companies in the Russell 1000® Value Index at the time of purchase, while Columbia Disciplined Value Fund may invest in companies that have market capitalizations of any size, but invests most of its assets in companies that have market capitalizations of more than $1.5 billion. The Columbia Atlantic Board considered that the Selling Fund attempts to maintain a portfolio that matches the risk characteristics of the Russell 1000® Value Index, while the Buying Fund is not similarly constrained.

[[EXPENSE RATIO. Each Board took into account the fact that the total operating expense ratio of each applicable Selling Fund is generally expected to decrease following its Reorganization. For Columbia Select Opportunities Fund, the Columbia Atlantic Board considered that, based on estimated operating expense ratios, shareholders of each class of Columbia Select Opportunities Fund are expected to bear total operating expenses (after taking into account any applicable expense caps) after the Reorganization that are slightly higher than the current total operating expenses of that Fund.]]

INVESTMENT PERFORMANCE. Each Board considered the relative performance record of each Selling Fund overseen by it and of each corresponding Buying Fund, noting, however, that past performance is no guarantee of future results. Specifically, the relevant Board noted the following with respect to each Reorganization:

Proposal 1

Columbia Blended Equity Fund into Columbia Large Cap Core Fund. The Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which Columbia Blended Equity Fund’s performance was better for the one- and ten-year periods, but the Buying Fund’s performance was better for the three- and five-year periods, and that each Fund received identical risk-adjusted performance ratings for all applicable periods from an independent information provider.

Proposal 2

Columbia Select Opportunities Fund into Columbia Strategic Investor Fund

The Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for all applicable periods, and that each Fund received identical risk-adjusted performance ratings for the three-year period, but the Buying Fund received higher ratings for the five-year period from an independent information provider.

Columbia Mid Cap Core Fund into Columbia Strategic Investor Fund

The Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which Columbia Mid Cap Core Fund’s performance was better for the one- and five-year periods, but the Buying Fund’s performance was better for the three- and ten-year periods, and that the Buying Fund received higher risk-adjusted performance ratings for all applicable periods from an independent information provider.

Proposal 3

Columbia Small Cap Growth Fund II into Columbia Small Cap Growth Fund I

The Columbia Nations Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for all applicable periods, and that the Buying Fund received higher risk-adjusted performance ratings for the three- and five-year periods and each Fund received identical ratings for the ten-year period from an independent information provider.

Proposal 4

Columbia Disciplined Value Fund into Columbia Large Value Quantitative Fund

The Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which Columbia Disciplined Value Fund’s performance was better for the ten-year/life of Fund period, but the Buying Fund’s performance was better for the one-year period. The Columbia Atlantic Board also considered Columbia Disciplined Value Fund’s risk-adjusted performance ratings for the three-, five- and ten-year periods from an independent information provider.

ECONOMIES OF SCALE. Each Board observed that, in addition to the potential to realize immediate economies associated with consolidating a smaller Selling Fund into a larger combined Fund, such as the elimination of duplicative costs, the combined funds may be able to take advantage of other economies of scale associated with larger funds. For example, a larger fund may benefit from fee breakpoints more quickly, may have an enhanced ability to effect portfolio transactions on favorable terms and may have greater investment flexibility. Each Board also considered the potential benefits and economies of scale to Columbia Management resulting from the Reorganizations and whether those benefits were shared with Fund shareholders. Each Board also considered Columbia Management’s belief that each Buying Fund would be better positioned to experience growth in assets from investor inflows than each Selling Fund overseen by such Board.

Board Recommendation and Required Vote

The Board of each Selling Fund recommends that shareholders of the Selling Fund approve the proposed Agreement. For each Selling Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Selling Fund.

If the Agreement is not approved for a Selling Fund, the applicable Board will consider what further action should be taken with respect to the Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of a Selling Fund, it is anticipated that the Reorganization would occur before the end of the second quarter of 2011.

SECTION B – BOARD PROPOSALS

Proposal 5 – Election of Trustees

(Columbia Small Cap Growth Fund II)

On May 1, 2010, Ameriprise Financial, Inc., the parent company of Columbia Management, Columbia Small Cap Growth Fund II’s investment manager, acquired the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America, N.A. (the “Transaction”). In connection with the Transaction, Columbia Management became the investment manager of the Columbia-branded funds (the “Columbia Fund ongoing Complex”), in addition to the funds then branded as RiverSource, Seligman and Threadneedle funds (the “Columbia RiverSource Fund Complex,” and together with the Columbia Fund Complex, the “Combined Fund Complex”).

Following the Transaction, the boards of directors/trustees of the RiverSource Fund Complex (collectively, the “Columbia RiverSource Board”) and of the Columbia Fund Complex had ongoing discussions regarding a potential consolidated board of directors/trustees to oversee all or a portion of the Combined Fund Complex. In September 2010, these discussions culminated in an agreement between the Columbia RiverSource Board and the current Nations Board to have a consolidated board of directors/trustees for a portion of the Combined Fund Complex. Specifically, it was agreed that the RiverSource Fund Complex and the portion of the Columbia Fund Complex overseen by the Columbia Nations Board should be overseen by a consolidated board of directors/trustees. In this regard, the Columbia Nations Board and Columbia RiverSource Board each determined that the consolidation would enhance the oversight of a larger fund family should achieve cost efficiencies for fund shareholders.

Columbia Small Cap Growth Fund II (the “Board Election Fund”) is a series of Columbia Funds Series Trust (“CFST”). In order to effect the consolidation, at a meeting held on September 20, 2010, the Governance Committee of the Columbia Nations Board nominated and recommended the nomination of the Non-Interested Nominees (defined below) to the Columbia Nations Board. In addition, at a meeting held on September 20, 2010, the Columbia Nations Board, including a majority of the trustees who are not “interested persons,” as defined in the 1940 Act, of CFST (the “Non-Interested Trustees”), unanimously accepted and endorsed those nominations, nominated the Interested Nominees (defined below), and voted to present each of the Non-Interested Nominees and the Interested Nominees (the “Nominees”) to shareholders for election as trustees. The Columbia Nations Board currently has no reason to believe that any Nominee will become unavailable for election as a trustee, but if unavailability should occur before the Meeting, the proxies will be voted for such other individuals as the Governance Committee of the Columbia Nations Board and the full Columbia Nations Board may designate.

A Nominee is deemed to be “non-interested” to the extent the Nominee is not an “interested person,” as that term is defined in Section 2(a)(19) of the 1940 Act, of CFST (the “Non-Interested Nominees”). The Non-Interested Nominees are: Kathleen Blatz; Edward J. Boudreau, Jr.; Pamela G. Carlton; William P. Carmichael; Patricia M. Flynn; William A. Hawkins; R. Glenn Hilliard; Stephen R. Lewis, Jr.; John F. Maher; John J. Nagorniak; Catherine James Paglia; Leroy C. Richie; Alison Taunton-Rigby; and Minor M. Shaw.

Anthony M. Santomero and William F. Truscott (the “Interested Nominees”) are or would be treated as “interested persons” of CFST. Although Mr. Santomero is “independent” of Columbia Management and its affiliates, in that he is not a director, officer or employee thereof, CFST treats Mr. Anthony M. Santomero as an “interested person” of the trust (or “Interested Trustee”) because he serves as a director of Citigroup, Inc. and Citigroup, N.A. Citigroup, Inc., which may engage from time to time in brokerage execution, principal transactions and/or lending relationships with funds that are a series of CFST or other funds or accounts advised/managed by Columbia Management and/or a CFST fund’s subadviser. William F. Truscott is an “interested person” of CFST because he serves as Chairman of the Board of Columbia Management (and was previously the President, Chairman of the Board and Chief Investment Officer of Columbia Management from 2001-2010) and as a senior executive of Ameriprise Financial, Inc., the parent company of Columbia Management, in which he is also a stockholder.

If the Nominees are elected by shareholders, at least 75% of the Columbia Nations Board’s trustees will continue to be Non-Interested Trustees. The Nominees would serve as trustees in accordance with the organizational documents of CFST. Each trustee would serve for an indefinite term. A trustee’s term may terminate by the election of his or her successor, by the termination or dissolution of CFST, or by his or her death, resignation, removal, retirement or incapacity. A trustee may no longer serve on the Columbia Nations Board after the first board meeting after he or she reaches the mandatory retirement age established by the Columbia Nations Board or after the fifteenth anniversary of the first Columbia Nations Board meeting he or she attended as a trustee.

Information Regarding the Non-Interested Nominees

Background information regarding each of the Non-Interested Nominees follows.

Name, Address and Age	Position(s) Held or to be Held with the Board Election Fund	Term of Office and Length of Time Served as a Trustee	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age [56]	Trustee	Indefinite term; None	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	193	None

Edward J. Boudreau, Jr. c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [66]	Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), from 2000 through current	193	BofA Funds Series Trust (11 funds)

Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Trustee	Indefinite term; None	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	193	None

William P. Carmichael c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [67]	Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	193	BofA Funds Series Trust (11 funds); Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (sportswear)

Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Trustee	Indefinite term; None	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	193	None

William A. Hawkins c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [68]	Trustee	Indefinite term; Trustee since January 2005	President and Chief Executive Officer – California Bank, N.A., from January 2008 through current	193	BofA Funds Series Trust (11 funds)

R. Glenn Hilliard c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [67]	Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman – Conseco, Inc. (insurance), September 2003 through current; Executive Chairman – Conseco, Inc. (insurance), August 2004 through September 2005	193	BofA Funds Series Trust (11 funds); Conseco, Inc. (insurance)

Name, Address and Age	Position(s) Held or to be Held with the Board Election Fund	Term of Office and Length of Time Served as a Trustee	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
Stephen R. Lewis, Jr. c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 71	Trustee	Indefinite term; None	President Emeritus and Professor of Economics, Carleton College	[193]	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Trustee	Indefinite term; None	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	[193]	None

John J. Nagorniak c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [66]	Trustee	Indefinite term; Trustee since January 2008	Retired; President and Director – Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director – Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman – Franklin Portfolio Associates (investing – Mellon affiliate) 1982 through 2007	[193]	BofA Funds Series Trust (11 funds); Research Foundation of CFA Institute; Director – MIT Investment Company; Trustee – MIT 401k Plan

Catherine James Paglia c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Trustee	Indefinite term; None	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	[193]	None

Leroy C. Richie c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Trustee	Indefinite term; None	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation (automotive)	[193]	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [63]	Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation [(real estate developer)] and Mickel Investment Group	[193]	Piedmont Natural Gas

Alison Taunton-Rigby c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Trustee	Indefinite term; None	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	[193]	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

(1)	If elected to serve on the Columbia Nations Board, the Non-Interested Nominee would oversee [52] funds of the Columbia Fund Complex. If the Non-Interested Nominee also serves or is elected to serve, on the Columbia RiverSource Board, then the Non-Interested Nominee would oversee [141] funds of the RiverSource Fund Complex, for a total of [194] funds across the Combined Fund Complex. The number of funds overseen by each Non-Interested Nominee would be reduced substantially if those board-approved mergers are approved by shareholders of certain funds in the Combined Fund Complex.

Information Regarding the Interested Nominees

Background information regarding each of the Interested Nominees follows.

Name, Address and Age	Position(s) Held or to be Held with the Board Election Fund	Term of Office and Length of Time Served as a Trustee	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee
Anthony M. Santomero(2) c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [64]	Trustee	Indefinite term; Trustee since January 2008	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor – McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer – Federal Reserve Bank of Philadelphia, July 2000 through April 2006	[193]	BofA Funds Series Trust (11 funds); Renaissance Reinsurance Ltd.; Penn Mutual Life Insurance Company; Citigroup, Inc.; Citibank, N.A.

William F. Truscott(3) c/o Columbia Management Investment Advisers, LLC, 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age [49]	Trustee	Indefinite term; None

Chairman of the Board, Columbia

Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, [Atlantic Funds, Columbia Funds and Nations Funds] since May 2010; Chief Executive Officer, U.S. Asset Management & President –

Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006

				[193]	None

(1)	If elected to serve on the Columbia Nations Board, each Interested Nominee would oversee [52] funds of the Columbia Fund Complex. If the Interested Nominee also serves, or is elected to serve, on the Columbia RiverSource Board, then the Interested Nominee would oversee [141] funds of the RiverSource Fund Complex, for a total of [194] funds across the Combined Fund Complex. The number of funds overseen by each Interested Nominee would be reduced substantially if certain board-approved mergers are approved by shareholders of certain funds in the Combined Fund Complex.
(2)	CFST currently treats Anthony M. Santomero as an “interested person” of CFST for the reasons set forth above.
(3)	William F. Truscott is an “interested person” of CFST for the reasons set forth above.

Nominees’ Beneficial Ownership of Shares of the Board Election Fund

Exhibit F to this combined proxy statement/prospectus provides information, as of [MOST RECENT PRACTICABLE DATE], 2010 (unless otherwise indicated), about the beneficial ownership by the Nominees of shares of the Board Election Fund.

Current Status of Trustees

Messrs. Boudreau, Carmichael, Hawkins, Hilliard, Nagorniak and Santomero and Ms. Shaw were most recently elected to the Columbia Nations Board by shareholders in 2010. Together, such trustees currently comprise the entire Columbia Nations Board. Information about directors/trustees of the Columbia RiverSource Board who are also Nominees is set forth under “Information Regarding the Non-Interested Nominees” and “Information Regarding the Interested Nominees” above.

Leadership Structure and Risk Oversight

The Columbia Nations Board oversees management of CFST and the Board Election Fund. The Columbia Nations Board has a duty to act in the best interest of shareholders when supervising and overseeing the management and operations of CFST. The Columbia Nations Board currently consists of seven trustees who have extensive and varied experience and skills. Six of the trustees are Non-Interested Trustees. Information about the background and qualifications of each of the Trustees can be found in the sections titled “Information Regarding the Non-Interested Nominees” and “Information Regarding the Interested Nominees” above.

The Columbia Nations Board has appointed William P. Carmichael, an Non-Interested Trustee, to serve in the role of Chairman. The Chairman actively participates in the development of the agendas for Columbia Nations Board meetings, presides at Columbia Nations Board meetings and acts as a liaison with service providers, officers, attorneys, and other trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Columbia Nations Board from time to time. Except for any duties specified herein or pursuant to CFST’s governing documents, the designation of Chairman does not impose on such Non-Interested Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Columbia Nations Board generally. The Nominees have agreed, if all of the Nominees are elected by shareholders, to appoint Stephen R. Louis, Jr. as Chairman subsequent to the Meeting.

The Columbia Nations Board has several standing committees (the “Committees”), which are an integral part of the Board Election Fund’s overall governance and risk management oversight structure. The standing Committees are the Audit Committee, the Governance Committee, the Contracts Review Committee and the Investment Committee. The roles of each Committee are more fully described in the section titled “Current Committees of the Columbia Nations Board” below.

The Board Election Fund has retained Columbia Management as its investment manager and administrator. Columbia Management provides the Board Election Fund with investment advisory services, and is responsible for its day-to-day management and administration and management of the risks that arise from the Board Election Fund’s investments and operations. The Columbia Nations Board is responsible for overseeing Columbia Management and other service providers in the operation of CFST, including with respect to risk management functions. The Board Election Fund and CFST are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Columbia Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Board Election Fund’s investment management and business affairs. Each of Columbia Management, the subadvisers and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their analysis of the risks, functions and business models.

Risk oversight forms part of the Columbia Nations Board’s general oversight of the Board Election Fund and CFST and is addressed as part of various Columbia Nations Board and Committee activities. The Columbia Nations Board recognizes that it is not possible to identify all of the risks that may affect the Board Election Fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of CFST, the Columbia Nations Board, directly or through a Committee, interacts with and reviews reports from, among others, Columbia Management, subadvisers, the independent registered public accounting firm for the Board Election Fund, and internal auditors for Columbia Management or its affiliates, as appropriate, regarding risks faced by the Board Election Fund and relevant risk functions. The Columbia Nations Board and the Audit Committee of a Fund also meet periodically with the Board Election Fund’s Chief Compliance Officer to receive reports regarding the compliance of the Board Election Fund and its principal service providers with the U.S. federal securities laws and their internal compliance policies and procedures. The Columbia Nations Board and the Audit Committee have oversight responsibilities with respect to the compliance program of the Board Election Fund and certain of its service providers, and also receive periodic and annual reports from the Board

Election Fund’s Chief Compliance Officer, as required under applicable regulations. The Columbia Nations Board, with the assistance of the Investment Committee, reviews investment policies and risks in connection with its review of the Board Election Fund’s performance, and meets periodically with the portfolio managers of the Board Election Fund to receive reports regarding the management of the Board Election Fund, including the Board Election Fund’s investment risks. In addition, as part of the Columbia Nations Board’s periodic review of the Board Election Fund’s advisory and other service provider agreements, the Columbia Nations Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Non-Interested Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. The Columbia Nations Board reviews its leadership structure periodically and believes that its structure is appropriate because it allows the Columbia Nations Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among Committees of trustees and the full Columbia Nations Board in a manner that enhances effective oversight. In particular, the Columbia Nations Board believes that having a Non-Interested Trustee serve as the chair of the Columbia Nations Board and of each Committee promotes independence from Columbia Management in developing agendas and conducting meetings. The Columbia Nations Board believes that its Committee structure makes the oversight process more efficient and more effective by allowing smaller groups of trustees to bring increased focus to matters within the purview of each Committee. The leadership structure of the Columbia Nations Board, including the manner in which it conducts its risk oversight role, may be changed, at any time and in the discretion of the Columbia Nations Board, including in response to changes in circumstances or the characteristics of CFST. In this regard, it may be changed in certain respects as the Columbia RiverSource Board consolidates with the Columbia Nations Board and the combined Board consideres enhancing and reconciling various practices that have historically been different.

Current Committees of the Columbia Nations Board

CFST has four standing Committees, which are the Audit Committee, the Contracts Review Committee, the Governance Committee and the Investment Committee.

In general, the function of the Audit Committee is oversight of the financial aspects of CFST and the Board Election Fund and approval of and interaction with the Board Election Fund’s independent registered accounting firm. Management (which generally means the appropriate officers of CFST, and the Board Election Fund’s investment manager, administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation of the financial statements of the Board Election Fund, and the independent registered public accounting firm is responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with its financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any audits of the Board Election Fund or for determining whether the Board Election Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee the Board Election Fund’s accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of the Board Election Fund maintained by key service providers; (ii) approve, and recommend to the full Columbia Nations Board for its approval in accordance with applicable law, the selection and appointment of an independent registered public accounting firm for the Board Election Fund prior to the engagement of such independent registered public accounting firm; (iii) pre-approve all audit and non-audit services provided to the Board Election Fund by its independent registered public accounting firm, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the Exchange Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by the Board Election Fund’s independent registered public accounting firm to the Board Election Fund’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Board Election Fund, if the engagement relates directly to the operations and financial reporting of the Board Election Fund. The members of the Audit Committee are William A. Hawkins (Chair), Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all Non-Interested Trustees. The Audit Committee met on [five] occasions during the fiscal years ended February 28, 2010 and March 31, 2010.

The primary responsibilities of the Contracts Review Committee, as set forth in its charter, include reviewing and making recommendations to the Columbia Nations Board as to: (i) contractual arrangements; (ii) the factors considered in approving investment advisory and the investment subadvisory agreements; and (iii) service provider oversight and performance. Among other responsibilities, the Contracts Review Committee also oversees and coordinates activities of consultants and legal or financial experts that may be engaged under certain circumstances. The members of the Contracts Review Committee are R. Glenn Hilliard (Chair), William P. Carmichael, John J. Nagorniak and Anthony M. Santomero. With the exception of Mr. Santomero, an interested Trustee who is not a director, officer or employee of Columbia Management or any of its affiliates, the Contracts Review Committee members are all Non-Interested Trustees. The Contracts Review Committee met on [four] occasions during the fiscal years ended February 28, 2010 and March 31, 2010.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Non-Interested Trustees; (ii) overseeing issues of corporate governance for CFST funds; (iii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of the Board Election Fund’s investment manager or subadviser or any control affiliate thereof, including deferred compensation and retirement policies; and (iv) evaluating the Board Election Fund’s board of trustees and the Columbia Nations Board and its committee structure as often as the Governance Committee deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee is required to determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw (Chair), William A. Hawkins, R. Glenn Hilliard and William P. Carmichael (ex officio). The Governance Committee members are all Non-Interested Trustees. The Governance Committee met on [seven] occasions during the fiscal years ended February 28, 2010 and March 31, 2010.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Columbia Nations Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Columbia Nations Board and Columbia Management on investment matters, and by acting on behalf of the Columbia Nations Board with respect to investment issues in extraordinary circumstances when it is impractical to convene a meeting of the full Columbia Nations Board. In carrying out these general responsibilities, the Investment Committee assists the Columbia Nations Board in connection with issues relating to: the investment policies and procedures adopted for the Board Election Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of Columbia Management; investment-related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Investment Committee by the full Columbia Nations Board. The Investment Committee reports its activities to the full Columbia Nations Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Investment Committee may deem necessary or appropriate. The Chairperson of the Investment Committee is Edward J. Boudreau, Jr. Each trustee is a member of the Investment Committee. With the exception of Mr. Santomero, an Interested Trustee who is not a director, officer or employee of Columbia Management of any of its affiliates, the Investment Committee members are all Non-Interested Trustees. The Investment Committee met on [seven] occasions during the fiscal years ended February 28, 2010 and March 31, 2010.

Nominee Qualifications

CFST’s Declaration of Trust does not set forth any specific qualifications to serve as a trustee other than that each trustee shall be an individual of at least 21 years of age who is not under a legal disability. The charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Governance Committee may take into account in considering trustee candidates. The charter of the Governance Committee is provided in Exhibit H. The Governance Committee’s policy with respect to considering trustee candidates recommended by shareholders, and the procedures to be followed by shareholders in submitting such recommendations, are set forth in Section 3 of such charter. The Governance Committee has not established any specific minimum qualifications that must be met by a nominee or specific qualities or skills that the Governance Committee believes are necessary for one or more of the trustees to possess.

The Governance Committee does not have a formal process for identifying and evaluating nominees, including nominees recommended by shareholders. Instead, it follows the process it deems appropriate under the circumstances. Among the attributes or skills common to all trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other trustees, Columbia Management, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as trustees. Each trustee’s ability to perform his or her duties effectively has been attained through: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s experience working with the other trustees and management; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) his or her educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a trustee.

The following is a summary of the particular professional and other experience of each Nominee that qualifies such Nominee to serve as a trustee of CFST as of the date of this combined proxy statement/prospectus:

Kathleen Blatz. Ms. Blatz has been a director/trustee on the Columbia RiverSource Board since 2006. Ms. Blatz has ten years of judicial experience and substantial other legal and government experience. Ms. Blatz served as an associate justice of the Minnesota Supreme Court from 1996 to 1998 and as Chief Justice of the court from 1998 to 2006. Ms. Blatz served in the Minnesota House of Representatives from 1979 to 1994.

Edward J. Boudreau, Jr. Mr. Boudreau has been a trustee of certain trusts in the Columbia Fund Complex since 2005. In addition, he has over thirty years of business and consulting experience, primarily in the financial services industry, including as the chief executive of a mutual fund management company.

Pamela G. Carlton. Ms. Carlton has been a director/trustee on the Columbia RiverSource Board since 2007. Ms. Carlton has significant experience in consulting and in investments, having served as a Managing Director in U.S. Equity Research at J.P. Morgan Chase.

William P. Carmichael. Mr. Carmichael has been a trustee of certain trusts in the Columbia Fund Complex since 1999, and has served as Chairman of the Columbia Nations Board and of the boards of the other trusts in the Columbia Fund Complex since 2003. Mr. Carmichael served in various senior financial and directorship positions with global consumer products companies. Mr. Carmichael is a certified public accountant and a licensed attorney.

Patricia M. Flynn. Ms. Flynn has been a director/trustee on the Columbia RiverSource Board since 2004. Ms. Flynn currently serves as Trustee Professor of Economics and Management of Bentley University, and was the former dean of a graduate school of business.

William A. Hawkins. Mr. Hawkins has been a trustee of certain trusts in the Columbia Fund Complex since 2005. He currently serves as the President and Chief Executive Officer of California General Bank and has over thirty years of executive level experience in the banking industry. Mr. Hawkins is a certified financial planner and a chartered property and casualty underwriter, as well as holding series 7, 24 and 63 licenses from the Financial Industry Regulatory Authority.

R. Glenn Hilliard. Mr. Hilliard has been a trustee of certain trusts in the Columbia Fund Complex since 2005. Mr. Hilliard is currently the Chairman and Chief Executive Officer of The Hilliard Group, LLC. Mr. Hilliard has over five years executive level experience in the insurance industry. Mr. Hilliard has served on the board of directors and as non-executive chairman of Conseco, Inc. for a number of years. Mr. Hilliard is also a licensed attorney.

Stephen R. Lewis, Jr. Mr. Lewis has been the Chairperson of the Columbia RiverSource Board since 2007 and a director/trustee on the Columbia RiverSource Board since 2002. From 1987 to 2002, Mr. Lewis served as President of Carleton College, after which he continued to serve as President Emeritus and Professor Emeritus of Economics. Mr. Lewis has more than thirty years experience in Asia and Africa, primarily advising governments on economic policy and negotiations of foreign investment and financing agreements. Mr. Lewis is also a director of Valmont Industries, Inc.

John F. Maher. Mr. Maher has been a director/trustee on the Columbia RiverSource Board since 2008. Mr. Maher has extensive experience in the financial services industry, and was formerly President, Chief Executive Officer and a director of Great Western Financial Corporation.

John J. Nagorniak. Mr. Nagorniak has been a trustee of the trusts in the Columbia Fund Complex since 2008. Mr. Nagorniak has served in executive level and director positions for over twenty-five years. He is a chartered financial analyst and is currently a trustee of the Research Foundation of the CFA Institute.

Catherine James Paglia. Ms. Paglia has been a director/trustee on the Columbia RiverSource Board since 2004. Ms. Paglia has extensive experience in the asset management industry, and currently serves as a director of Enterprise Asset Management, Inc., a private real estate and asset management company.

Leroy C. Richie. Mr. Richie has been a director/trustee on the Columbia RiverSource Board since 2008. Mr. Richie has over twenty years of legal experience, including, currently, as Counsel at Lewis & Munday, P.C., and formerly served as Vice President and General Counsel, Automotive Legal Affairs, of Chrysler Corporation from 1990 to 1997.

Anthony M. Santomero. Dr. Santomero has been a trustee of certain trusts in the Columbia Fund Complex since 2008. Dr. Santomero has over thirty years of experience as a professor of finance and private consultant specializing in issues including risk management, financial restructuring, credit risk evaluation and management, and regulation. He has served as consultant to financial institutions and agencies in the U.S. and various countries in the European Union and the European Community itself, as well as institutions in various countries around the world. Additionally, Dr. Santomero has served as President and Chief Executive Officer of the Federal Reserve Bank of Philadelphia.

Minor M. Shaw. Ms. Shaw has served as a trustee of certain trusts in the Columbia Fund Complex since 2003. Ms. Shaw is the President of certain private companies and is a member of the board of Piedmont Natural Gas and Blue Cross and Blue Shield of South Carolina. Ms. Shaw also serves as an active member on the boards of numerous educational and public service organizations.

Alison Taunton-Rigby. Ms. Taunton-Rigby has been a director/trustee on the Columbia RiverSource Board since 2002. Ms. Taunton-Rigby has been the Chief Executive Officer and a director of RiboNovix, Inc. since 2003. She also formerly served as the President of Aquila Biopharmaceuticals.

William F. Truscott. Mr. Truscott has been a director/trustee on the Columbia RiverSource Board since 2001. Mr. Truscott has over nine years of experience as President and Chief Investment Officer of Columbia Management, and currently serves as Chairman of the board of Columbia Management. Mr. Truscott is also an executive officer of Ameriprise Financial, Inc., the parent company of Columbia Management.

Procedures for Communications to the Columbia Nations Board

Shareholders who want to communicate with the Columbia Nations Board or an individual trustee should send written communications to c/o The Secretary of Columbia Funds Series Trust, One Financial Center, Boston, MA 02111, addressed to the Board of Trustees of CFST or the individual trustee. The Secretary may determine not to forward to the Columbia Nations Board or individual trustees any letter that does not relate to the business of the Board Election Fund.

Executive Officers of CFST

Information about the executive officers of CFST is included in Exhibit D to this combined proxy statement/prospectus.

Remuneration for Trustees and Officers

The current trustees, each of whom is not an employee of Columbia Management or its affiliates, each receive an annual retainer fee of $110,000, which is shared by all of the Funds overseen by such trustees. In addition, the current trustees are currently paid a total of $15,000 per Columbia Nations Board meeting ($2,500 for telephonic attendance at certain meetings), the amount of which is shared by all of the Funds overseen by such trustees. The chairs of the Columbia Nations Board and its committees receive additional compensation for serving in such capacities. The trustees are also reimbursed for the expenses of attending meetings. Persons who are employees, officers or directors of Columbia Management receive no renumeration for serving as trustees of CFST.

Under the terms of the Columbia Nations Board’s Deferred Compensation Agreement, each eligible trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as trustee for that calendar year. Fees deferred by a trustee are credited to a book reserve account established by the Board Election Fund, the value of which is derived from the rate of return of one or more of a subset of the funds in the Combined Fund Complex selected by the trustee (with accruals to such account beginning at such time as a trustee’s elections having been established, and fees for service having been paid into such account, and terminating at such time as when proceeds become payable to such trustee under the Deferred Compensation Agreement). Trustees may change their elections only in accordance with the provisions of the Deferred Compensation Agreement.

Distributions from a trustee’s book reserve account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a trustee may qualify to receive such payments. If a deferring trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her book reserve account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Agreement are not funded or secured in any way, and each deferring trustee has the status of an unsecured creditor of the funds overseen by such trustee.

Total fees paid by the Board Election Fund to its current trustees for its last fiscal year are outlined in Exhibit E to this combined proxy statement/prospectus.

Columbia Management pays all salaries of officers of CFST, except for the Board Election Fund’s Chief Compliance Officer, a portion of whose salary is paid by CFST.

Required Vote and Recommendation

Election of trustees requires the vote of a plurality of the votes cast at the Meeting by or on behalf of shareholders of CFST at which a quorum is present or represented by proxy.

THE BOARD OF CFST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE ELECTION OF EACH NOMINEE.

SECTION C — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Selling Fund on December 17, 2010 (the “Record Date”) are entitled to vote at the Meeting. With respect to each Reorganization, shares of each of Columbia Blended Equity Fund, Columbia Select Opportunities Fund, Columbia Mid Cap Core Fund and Columbia Disciplined Value Fund are entitled to one vote for each dollar of net asset value, or a proportional fractional vote for each fractional dollar, represented by those shares on the Record Date, and shares of Columbia Small Cap Growth Fund II are entitled to one vote per share or a proportionate fractional vote for each fractional share. [[All share classes of a Selling Fund will vote together as one class on the Selling Fund’s proposed Reorganization]]. With respect to the election of Nominees, shareholders of the Board Election Fund will vote together with shareholders of each other series of Columbia Funds Series Trust as a single class. For Columbia Funds Series Trust, there is no cumulative voting in the election of trustees.

Quorum and Methods of Tabulation. A quorum is required for shareholders of a Selling Fund to take action at the Meeting. For Columbia Small Cap Growth Fund II, thirty-three and one-third percent (33 1/3%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum. For Columbia Blended Equity Fund, Columbia Select Opportunities Fund, Columbia Mid Cap Core Fund and Columbia Disciplined Value Fund, thirty percent (30%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum.

All shares represented at the Meeting in person or by proxy will be counted for purposes of establishing a quorum. Broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of any proposal or the election of Nominees. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.) With respect to the election of Nominees, neither abstentions nor broker non-votes will have an effect on the outcome of the proposal. With respect to each Reorganization, abstentions and broker non-votes will have the effect of votes against the proposal. In certain circumstances in which a Fund has received sufficient votes to approve a Reorganization, the Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. A Fund may also request that selected brokers and nominees, in their discretion, submit broker non-votes, if doing so is necessary to obtain a quorum.

If your shares are held in an IRA account with Ameriprise Trust Company as custodian (the “IRA Custodian”), you have the right to instruct the IRA Custodian how to vote those shares. For each applicable Selling Fund, the IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner as other shareholders of that Selling Fund have voted.

Proxy Solicitation. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Selling Fund and, for the Board Election Fund, your vote will be cast FOR the election of each Nominee.

Proxy Statement Delivery. “Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Selling Funds who share a common address and who have not opted out of the householding process may receive a single copy of the combined proxy statement/prospectus along with the proxy cards. If you received more than one copy of the combined proxy statement/prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the combined proxy statement/prospectus, you may opt out of householding in the future by contacting your financial intermediary.

An additional copy of this combined proxy statement/prospectus may be obtained by writing to [•] at [•] or by calling the Selling Funds’ proxy solicitor, [•], toll free, at [•].

Revoking Your Proxy. If you execute, date and submit a proxy card with respect to your Selling Fund, you may revoke your proxy prior to the meeting by providing written notice to the Funds’ proxy solicitor at [•], or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet or telephone, you may change your instructions prior to the meeting by authorizing a subsequent proxy by internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Simultaneous Meetings. The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, with each proposal being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund’s meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Board of each Selling Fund is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be allocated to each Fund subject to the limitations described in Exhibit A. Proxies will be solicited primarily through the mailing of the Prospectus/Proxy Statement and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Selling Fund or by employees or agents of Columbia Management and its affiliated companies. In addition, Computershare Fund Services, 280 Oser Avenue, Hauppauge, NY 1178, has been engaged to assist in the solicitation of proxies, at the estimated cost set forth below, plus expenses.

Fund	Estimated Cost
Columbia Blended Equity Fund	$	[	•]
Columbia Select Opportunities Fund	$	[	•]
Columbia Mid Cap Core Fund	$	[	•]
Columbia Small Cap Growth Fund II	$	[	•]
Columbia Disciplined Value Fund	$	[	•]

Shareholder Proposals. The Selling Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal not involving the nomination of a person for election as a director or trustee at a Selling Fund’s next special meeting that may be included in the Selling Fund’s proxy materials must notify the relevant Selling Fund a reasonable amount of time before the Selling Fund begins to print and mail its proxy materials. The fact that a Selling Fund receives such a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, because there are other requirements in the proxy rules relating to such inclusion.

Dissenters’ Right of Appraisal. Shareholders of Columbia Blended Equity Fund, Columbia Select Opportunities Fund, Columbia Mid Cap Core Fund, Columbia Disciplined Value Fund and Columbia Small Cap Growth Fund II have no appraisal or dissenters’ rights.

Other Business. The Board of each Selling Fund does not know of any matters to be presented at the Meeting other than the Reorganizations and the election of Nominees. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment. If the quorum required for the Meeting has not been met for any Selling Fund, the persons named as proxies may propose adjournment of the Meeting and vote all shares that they are entitled to vote in favor of such adjournment. If the quorum required for the Meeting has been met, but sufficient votes in favor of one or more proposals are not received by the time scheduled for the Meeting, then the persons named as proxies may move for one or more adjournments of the Meeting as to one or more proposals to allow further solicitation of shareholders. The procedures for adjournment of the Meeting for each Selling Fund are as follows:

•

For Columbia Blended Equity Fund, Columbia Select Opportunities Fund, Columbia Mid Cap Core Fund and Columbia Disciplined Value Fund, the Meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice.

•

For Columbia Small Cap Growth Fund II, the Meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the Meeting, either in person or by proxy. If the Meeting is adjourned, notice does not need to be given of the adjourned Meeting date unless a new record date for the adjourned Meeting is set or unless the adjourned Meeting is to take place more than sixty (60) days from the date set for the original Meeting, in which case the Board would be required to set a new record date.

The persons named as proxies will vote in favor of adjournment with respect to a proposal those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those shares they are required to vote against such proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses of the Reorganizations. Any proposal for which sufficient favorable votes have been received may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

SECTION D — CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and the Selling Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
D-1	Current and pro forma capitalization of each Selling Fund and each Buying Fund
D-2	Current and pro forma ownership of shares of each Selling Fund and each Buying Fund
D-3	Financial highlights of each Buying Fund

The Funds’ Investment Manager and Distributor. Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110, is the investment manager for each Fund. Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111 is the distributor for each Fund.

Capitalization of Selling Funds and Buying Funds

The following table shows the capitalization of Columbia Blended Equity Fund, Columbia Large Cap Core Fund, Columbia Select Opportunities Fund, Columbia Mid Cap Core Fund, Columbia Strategic Investor Fund, Columbia Small Cap Growth Fund II, and Columbia Small Cap Growth Fund I as of August 31, 2010, and of Columbia Disciplined Value Fund and Columbia Large Value Quantitative Fund as of September 30, 2010 and, with respect to the Buying Fund, on a pro forma basis, assuming the proposed Reorganization had taken place as of that date. The pro forma combined net assets are determined by adding the net assets of the Selling Funds and the net assets of the Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Selling Funds by the net asset value per share of the Buying Fund and adding the actual shares outstanding of the Buying Fund.

Table D-1. Current and Pro Forma Capitalization of each Selling Fund and each Buying Fund

Fund	Net assets	Net asset value per share	Shares outstanding
Columbia Blended Equity Fund (Selling Fund)
Class A	$268,522	$19.81	13,553
Class C	$142,280	$19.67	7,232
Class Z	$119,247,061	$19.80	6,023,337
Total	$119,657,863		6,044,122

Columbia Large Cap Core Fund (Current) (Buying Fund)
Class A	$118,384,246	$10.81	10,954,321
Class B	$1,700,348	$10.43	162,992
Class C	$2,137,343	$10.43	204,919
Class Z	$891,003,080	$10.78	82,633,168
Total	$1,013,225,017		93,955,400

Columbia Large Cap Core Fund (Pro Forma Combined Fund)**
Class A	$118,651,223	$10.81	10,979,153
Class B	$1,700,327	$10.43	162,992
Class C	$2,279,550	$10.43	218,556
Class Z	$1,010,199,548	$10.78	93,691,371
Total	$1,132,830,648		105,052,072

Columbia Select Opportunities Fund (Selling Fund)
Class A	$1,033,370	$10.62	97,339
Class C	$229,461	$10.48	21,896
Class Z	$88,384,816	$10.62	8,321,838
Total	$89,647,647		8,441,073

Fund	Net assets			Net asset value per share			Shares outstanding
Columbia Mid Cap Core Fund (Selling Fund)
Class A		$976,869			$13.80		70,763
Class C		$172,989			$13.70		12,629
Class R		$1,145,651			$13.61		84,156
Class Z		$60,967,481			$13.85		4,403,339
Total		$63,262,990					4,570,887

Columbia Strategic Investor Fund (Current) (Buying Fund)
Class A		$141,137,302			$15.28		9,236,006
Class B		$19,861,496			$14.71		1,350,290
Class C		$15,994,279			$14.71		1,087,017
Class Y		$9,826,204			$15.32		641,569
Class Z		$525,150,118			$15.32		34,284,662
Total		$711,969,399					46,599,544

Columbia Strategic Investor Fund (Pro Forma Combined) **
Class A		$143,143,098			$15.28		9,367,540
Class B		$19,860,927			$14.71		1,350,290
Class C		$16,396,185			$14.71		1,114,370
Class I	$	[•	]	$	[•	]	[•	]
Class R		$1,145,567			$15.28		74,972
Class W	$	[•	]	$	[•	]	[•	]
Class Y		$9,825,922			$15.32		641,569
Class Z		$674,454,901			$15.32		44,031,387
Total	$	[•	]	$	[•	]	[•	]

Columbia Small Cap Growth Fund II (Selling Fund)
Class A		$111,251,843			$8.69		12,798,411
Class B		$1,999,793			$7.62		262,435
Class C		$2,088,819			$7.81		267,585
Class Z		$188,928,207			$9.12		20,723,317
Total		$304,268,662					34,051,748

Columbia Small Cap Growth Fund I (Current) (Buying Fund)
Class A		$62,261,175			$23.55		2,643,332
Class B		$2,155,229			$22.84		94,351
Class C		$13,897,374			$22.84		608,438
Class Y		$13,708,034			$23.85		574,859
Class Z		$698,421,575			$23.81		29,331,634
Total		$790,443,387					33,252,614

Columbia Small Cap Growth Fund I (Pro Forma Combined) **
Class A		$173,478,652			$23.55		7,365,984
Class B		$4,154,388			$22.84		181,881
Class C		$15,985,345			$22.84		699,865
Class I	$	[•	]	$	[•	]	[•	]
Class R	$	[•	]	$	[•	]	[•	]
Class Y		$13,707,816			$23.85		574,859
Class Z		$887,282,016			$23.81		37,264,079
Total	$	[•	]				[•	]

Fund	Net assets	Net asset value per share	Shares outstanding
Columbia Disciplined Value Fund (Selling Fund)
Class A	$9,109,442	$10.09	903,238
Class B	$1,643,588	$9.50	172,968
Class C	$1,879,191	$9.46	198,574
Class T	$69,025,236	$10.09	6,844,289
Class Z	$126,171,966	$10.36	12,184,353
Total	$207,829,423		20,303,422

Columbia Large Value Quantitative Fund (Current) (Buying Fund)
Class A	$3,009,345	$8.19	367,645
Class B	$225,501	$8.12	27,754
Class C	$93,969	$8.09	11,609
Class I	$69,800,213	$8.23	8,484,965
Class R*	$8,174	$8.17	1,000
Class R4	$14,880	$8.20	1,814
Class W	$173,685,076	$8.19	21,218,876
Class Z	$2,501	$8.23	304
Total	$246,839,659		30,113,967

Columbia Large Value Quantitative Fund (Pro Forma Combined)**
Class A	$12,115,701	$8.19	1,479,549
Class B	$1,868,547	$8.12	230,101
Class C	$1,972,548	$8.09	243,820
Class I	$69,797,024	$8.23	8,484,965
Class R*	$8,174	$8.17	1,000
Class R4	$14,879	$8.20	1,814
Class T	$69,002,897	$8.19	8,425,262
Class W	$173,677,139	$8.19	21,218,876
Class Z	$126,133,634	$8.23	15,326,080
Total	$454,590,543		55,411,467

*	Class R shares of Columbia Large Value Quantitative Fund were formerly named Class R2 shares.
**	Pro forma figures reflect the effect of estimated Reorganization costs.

Ownership of Selling Fund and Buying Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of December 17, 2010 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

[Table to be inserted]

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of December 17, 2010. [[As of December 17, 2010, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund.]]

Table D-2. Current and Pro Forma Ownership of Fund Shares

Fund	>5% owners	Percent of shares held	Percent of shares held following Reorganization
Columbia Blended Equity Fund (Selling Fund)
Class A	[•]	[•]%	N/A
Class C	[•]	[•]%	N/A
Class Z	[•]	[•]%	N/A

Columbia Large Cap Core Fund (Buying Fund)
Class A	[•]	[•]%	[•]%
Class B	[•]	[•]%	[•]%
Class C	[•]	[•]%	[•]%
Class Z	[•]	[•]%	[•]%

Columbia Select Opportunities Fund (Selling Fund)
Class A	[•]	[•]%	N/A
Class C	[•]	[•]%	N/A
Class Z	[•]	[•]%	N/A

Columbia Mid Cap Core Fund (Selling Fund)
Class A	[•]	[•]%	N/A
Class C	[•]	[•]%	N/A
Class R	[•]	[•]%	N/A
Class Z	[•]	[•]%	N/A

Columbia Strategic Investor Fund (Buying Fund)
Class A	[•]	[•]%	[•]%
Class B	[•]	[•]%	[•]%
Class C	[•]	[•]%	[•]%
Class I	[•]	[•]%	[•]%
Class R	[•]	[•]%	[•]%
Class W	[•]	[•]%	[•]%
Class Y	[•]	[•]%	[•]%
Class Z	[•]	[•]%	[•]%

Columbia Small Cap Growth Fund II (Selling Fund)
Class A	[•]	[•]%	N/A
Class B	[•]	[•]%	N/A
Class C	[•]	[•]%	N/A
Class Z	[•]	[•]%	N/A

Columbia Small Cap Growth Fund I (Buying Fund)
Class A	[•]	[•]%	[•]%
Class B	[•]	[•]%	[•]%
Class C	[•]	[•]%	[•]%
Class I	[•]	[•]%	[•]%
Class R	[•]	[•]%	[•]%
Class Y	[•]	[•]%	[•]%
Class Z	[•]	[•]%	[•]%

Fund	>5% owners	Percent of shares held	Percent of shares held following Reorganization
Columbia Disciplined Value Fund (Selling Fund)
Class A	[•]	[•]%	N/A
Class B	[•]	[•]%	N/A
Class C	[•]	[•]%	N/A
Class T	[•]	[•]%	N/A
Class Z	[•]	[•]%	N/A

Columbia Large Value Quantitative Fund (Buying Fund)
Class A	[•]	[•]%	[•]%
Class B	[•]	[•]%	[•]%
Class C	[•]	[•]%	[•]%
Class I	[•]	[•]%	[•]%
Class R*	[•]	[•]%	[•]%
Class R4	[•]	[•]%	[•]%
Class T	[•]	[•]%	[•]%
Class W	[•]	[•]%	[•]%
Class Z	[•]	[•]%	[•]%

*	Class R shares of Columbia Large Value Quantitative Fund were formerly named Class R2 shares.

Financial Highlights

The financial highlights tables below are designed to help you understand how each Buying Fund has performed for the past five full fiscal years or, if shorter, the Buying Fund’s period of operations. Certain information reflects financial results for a single Buying Fund share. The total return line indicates how much an investment in the Buying Fund would have earned each period assuming any dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any. The information shown below with respect to Columbia Large Cap Core Fund, Columbia Strategic Investor Fund, and Columbia Small Cap Growth Fund I has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with such Buying Fund’s financial statements, is included in such Fund’s annual report to shareholders. The information shown below with respect to Columbia Large Value Quantitative Fund (formerly, RiverSource Disciplined Large Cap Value Fund) has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Buying Fund’s financial statements, is included in the Fund’s annual report to shareholders.

Class T shares and Class Z shares of the Columbia Large Value Quantitative Fund are new; therefore, no performance information is shown for such shares.

Table D-3. Financial Highlights of Buying Funds

Financial Highlights—Columbia Large Cap Core Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)		Year Ended March 31, 2005(a)
Net Asset Value, Beginning of Period	$11.48		$7.95		$13.66		$14.86		$13.35		$12.00		$11.55

Income from Investment Operations:
Net investment income(e)	0.02		0.08		0.13		0.11		0.14		0.11		0.10
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.68)		3.57		(5.49)		(0.41)		1.46		1.35		0.45	(f)
Total from investment operations	(0.66)		3.65		(5.36)		(0.30)		1.60		1.46		0.55

Less Distributions to Shareholders:
From net investment income	(0.01)		(0.12)		(0.10)		(0.14)		(0.09)		(0.11)		(0.10)
From net realized gains	—		—		(0.25)		(0.76)		—		—		—
Total distributions to shareholders	(0.01)		(0.12)		(0.35)		(0.90)		(0.09)		(0.11)		(0.10)
Increase from regulatory settlements	—		—	(g)	—		—		—		—		—
Net Asset Value, End of Period	$10.81		$11.48		$7.95		$13.66		$14.86		$13.35		$12.00
Total return(h)	(5.73	)%(i)	45.99	%(j)	(40.12	)%(j)	(2.69	)%(i)	12.00%		12.19	%(j)	4.71	%(j)(k)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.17	%(l)(m)	1.18	%(m)	1.15	%(m)	1.07	%(l)(m)	1.05	%(m)	1.03%		1.12	%(n)
Interest expense	—		—	%(o)	—	%(o)	—	%(l)(o)	—	%(o)	—		—	%(o)
Net expenses	1.17	%(l)(m)	1.18	%(m)	1.15	%(m)	1.07	%(l)(m)	1.05	%(m)	1.03%		1.12	%(n)
Waiver/Reimbursement	—		—	%(o)	—	%(o)	—%		—		0.06	%(p)	0.03	%(p)
Net investment income	0.40	%(l)(m)	0.78	%(m)	1.10	%(m)	0.81	%(l)(m)	0.98	%(m)	0.86%		0.89%
Portfolio turnover rate	94	%(i)	165%		156%		—	%(i)(o)(q)	—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%		122%
Net assets, end of period (000s)	$118,384		$131,652		$95,714		$172,569		$194,203		$201,359		$213,513

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	The effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.
(g)	Rounds to less than $0.01 per share.
(h)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i)	Not annualized.
(j)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(k)	Without the effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.
(l)	Annualized.
(m)	The benefits derived from expense reductions had an impact of less than 0.01%.
(n)	The reimbursement from the investment advisor had an impact of less than 0.01%.
(o)	Rounds to less than 0.01%.
(p)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.01% for the years ended March 31, 2006 and March 31, 2005, respectively.
(q)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

Columbia Large Cap Core Fund

Class B Shares

	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)		Year Ended March 31, 2005(a)
Net Asset Value, Beginning of Period	$11.11		$7.71		$13.23		$14.39		$12.95		$11.65		$11.21

Income from Investment Operations:
Net investment income (loss)(e)	(0.02)		—	(f)	0.03		—	(f)	0.03		0.01		0.02
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.66)		3.44		(5.28)		(0.40)		1.41		1.31		0.42	(g)

Total from investment operations	(0.68)		3.44		(5.25)		(0.40)		1.44		1.32		0.44

Less Distributions to Shareholders:
From net investment income	—		(0.04)		(0.02)		—	(f)	—		(0.02)		—	(f)
From net realized gains	—		—		(0.25)		(0.76)		—		—		—

Total distributions to shareholders	—		(0.04)		(0.27)		(0.76)		—		(0.02)		—	(f)
Increase from regulatory settlements	—		—	(f)	—		—		—		—		—
Net Asset Value, End of Period	$10.43		$11.11		$7.71		$13.23		$14.39		$12.95		$11.65
Total return(h)	(6.12	)%(i)	44.74	%(j)	(40.51	)%(j)	(3.34	)%(i)	11.12%		11.33	%(j)	3.93	%(j)(k)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses before interest expense	1.92	%(l)(m)	1.93	%(l)	1.90	%(l)	1.82	%(l)(m)	1.80	%(l)	1.78%		1.87	%(n)
Interest expense	—		—	%(o)	—	%(o)	—	%(m)(o)	—	%(o)	—		—	%(o)
Net expenses	1.92	%(l)(m)	1.93	%(l)	1.90	%(l)	1.82	%(l)(m)	1.80	%(l)	1.78%		1.87	%(n)
Waiver/Reimbursement	—		—	%(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)
Net investment income (loss)	(0.36	)%(l)(m)	0.04	%(l)	0.28	%(l)	0.03	%(l)(m)	0.21	%(l)	0.11%		0.14%
Portfolio turnover rate	94	%(i)	165%		156%		—	%(i)(o)(q)	—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%		122%
Net assets, end of period (000s)	$1,700		$2,696		$3,300		$13,247		$25,523		$31,542		$37,140

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	The effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.
(h)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i)	Not annualized.
(j)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(k)	Without the effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.
(l)	The benefits derived from expense reductions had an impact of less than 0.01%.
(m)	Annualized.
(n)	The reimbursement from the investment advisor had an impact of less than 0.01%.
(o)	Rounds to less than 0.01%.
(p)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.01% for the years ended March 31, 2006 and March 31, 2005, respectively.
(q)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

Columbia Large Cap Core Fund

Class C Shares

	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)		Year Ended March 31, 2005(a)
Net Asset Value, Beginning of Period	$11.11		$7.70		$13.23		$14.39		$12.94		$11.64		$11.21

Income from Investment Operations:
Net investment income (loss)(e)	(0.02)		—	(f)	0.04		0.01		0.03		0.01		0.02
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.66)		3.45		(5.30)		(0.41)		1.42		1.31		0.42	(g)

Total from investment operations	(0.68)		3.45		(5.26)		(0.40)		1.45		1.32		0.44

Less Distributions to Shareholders:
From net investment income	—		(0.04)		(0.02)		—	(f)	—		(0.02)		(0.01)
From net realized gains	—		—		(0.25)		(0.76)		—		—		—

Total distributions to shareholders	—		(0.04)		(0.27)		(0.76)		—		(0.02)		(0.01)

Increase from regulatory settlements	—		—	(f)	—		—		—		—		—

Net Asset Value, End of Period	$10.43		$11.11		$7.70		$13.23		$14.39		$12.94		$11.64

Total return(h)	(6.12	)%(i)	44.93	%(j)	(40.58	)%(j)	(3.34	)%(i)	11.21%		11.34	%(j)	3.91	%(j)(k)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	1.92	%(l)(m)	1.93	%(l)	1.90	%(l)	1.82	%(l)(m)	1.80	%(l)	1.78%		1.87	%(n)
Interest expense	—		—	%(o)	—	%(o)	—	%(m)(o)	—	%(o)	—		—	%(o)
Net expenses	1.92	%(l)(m)	1.93	%(l)	1.90	%(l)	1.82	%(l)(m)	1.80	%(l)	1.78%		1.87	%(n)
Waiver/Reimbursement	—		—	%(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)
Net investment income (loss)	(0.35	)%(l)(m)	0.03	%(l)	0.39	%(l)	0.04	%(l)(m)	0.21	%(l)	0.11%		0.14%
Portfolio turnover rate	94	%(i)	165%		156%		—	%(i)(o)(q)	—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%		122%
Net assets, end of period (000s)	$2,137		$2,449		$1,559		$2,168		$11,413		$14,026		$14,899

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	Rounds to less than $0.01 per share.
(g)	The effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.
(h)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(i)	Not annualized.
(j)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(k)	Without the effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.
(l)	The benefits derived from expense reductions had an impact of less than 0.01%.
(m)	Annualized.
(n)	The reimbursement from the investment advisor had an impact of less than 0.01%.
(o)	Rounds to less than 0.01%.
(p)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.01% for the years ended March 31, 2006 and March 31, 2005, respectively.
(q)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

Columbia Large Cap Core Fund

Class Z Shares

	(Unaudited) Six Months Ended August 31, 2010		Year Ended February 28, 2010		Year Ended February 28, 2009		Period Ended February 29, 2008(a)(b)(c)		Year Ended March 31, 2007(a)		Year Ended March 31, 2006(a)(d)		Year Ended March 31, 2005(a)
Net Asset Value, Beginning of Period	$11.45		$7.93		$13.66		$14.88		$13.39		$12.03		$11.58

Income from Investment Operations:
Net investment income(e)	0.04		0.11		0.16		0.15		0.17		0.14		0.13
Net realized and unrealized gain (loss) on investments, foreign currency and written options	(0.69)		3.55		(5.48)		(0.41)		1.47		1.36		0.45	(f)

Total from investment operations	(0.65)		3.66		(5.32)		(0.26)		1.64		1.50		0.58

Less Distributions to Shareholders:
From net investment income	(0.02)		(0.14)		(0.16)		(0.20)		(0.15)		(0.14)		(0.13)
From net realized gains	—		—		(0.25)		(0.76)		—		—		—

Total distributions to shareholders	(0.02)		(0.14)		(0.41)		(0.96)		(0.15)		(0.14)		(0.13)

Increase from regulatory settlements	—		—	(g)	—		—		—		—		—

Net Asset Value, End of Period	$10.78		$11.45		$7.93		$13.66		$14.88		$13.39		$12.03

Total return(h)	(5.71	)%(i)	46.30	%(j)	(39.95	)%(j)	(2.43	) %(i)	12.28%		12.50	%(j)	4.98	%(j)(k)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense	0.92	%(l)(m)	0.93	%(l)	0.90	%(l)	0.82	%(l)(m)	0.80	%(l)	0.78%		0.87	%(n)
Interest expense	—		—	%(o)	—	%(o)	—	%(m)(o)	—	%(o)	—		—
Net expenses	0.92	%(l)(m)	0.93	%(l)	0.90	%(l)	0.82	%(l)(m)	0.80	%(l)	0.78%		0.87	%(n)
Waiver/Reimbursement	—		—	%(o)	—	%(o)	—		—		0.06	%(p)	0.03	%(p)
Net investment income	0.65	%(l)(m)	1.03	%(l)	1.35	%(l)	1.06	%(l)(m)	1.23	%(l)	1.11%		1.14%
Portfolio turnover rate	94	%(i)	165%		156%		—	%(i)(o)(q)	—		—		—
Turnover of Columbia Large Cap Core Master Portfolio	—		—		—		98	%(i)	148%		106%		122%
Net assets, end of period (000s)	$891,003		$988,640		$712,304		$1,285,598		$1,466,653		$1,347,623		$1,187,622

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.
(b)	The Fund changed its fiscal year end from March 31 to February 29. Per share data and total return reflect activity from April 1, 2007 through February 29, 2008.
(c)	Effective February 28, 2008, the Fund converted to a stand-alone fund. Prior to February 28, 2008, the Fund operated in a master-feeder structure.
(d)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.
(e)	Per share data was calculated using the average shares outstanding during the period.
(f)	The effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.
(g)	Rounds to less than $0.01 per share.
(h)	Total return at net asset value assuming all distributions reinvested.
(i)	Not annualized.
(j)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(k)	Without the effect of the investment advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.
(l)	The benefits derived from expense reductions had an impact of less than 0.01%.
(m)	Annualized.
(n)	The reimbursement from the investment advisor had an impact of less than 0.01%.
(o)	Rounds to less than 0.01%.
(p)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -% and 0.01% for the years ended March 31, 2006 and March 31, 2005, respectively.
(q)	Amount represents results after the Fund’s conversion to a stand-alone structure on February 28, 2008.

Financial Highlights—Columbia Strategic Investor Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net Asset Value, Beginning of Period	$14.62		$18.01		$21.48		$21.22		$21.21

Income from Investment Operations:
Net investment income (a)	—	(b)	0.09		0.06		0.07		0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.73		(3.42)		(1.25)		2.97		1.54

Total from investment operations	0.73		(3.33)		(1.19)		3.04		1.67

Less Distributions to Shareholders:
From net investment income	(0.07)		(0.06)		(0.07)		(0.10)		(0.14)
From net realized gains	—		—		(2.21)		(2.68)		(1.52)

Total distributions to shareholders	(0.07)		(0.06)		(2.28)		(2.78)		(1.66)

Increase from regulatory settlements	—		—	(b)	—		—		—

Net Asset Value, End of Period	$15.28		$14.62		$18.01		$21.48		$21.22
Total return (c)(d)	5.00%		(18.44)%		(7.09)%		16.33%		8.26%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.25	%(e)	1.24	%(e)	1.22	%(f)	1.23	%(g)	1.24	%(e)
Waiver/Reimbursement	0.18%		0.23%		0.03%		0.02%		0.01%
Net investment income	0.01	%(e)	0.70	%(e)	0.30	%(f)	0.36	%(g)	0.65	%(e)
Portfolio turnover rate	67%		117%		88%		139%		82%
Net assets, end of period (000s)	$141,137		$158,624		$225,418		$255,743		$170,201

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of 0.04%.
(g)	The benefits derived from expense reductions had an impact of 0.06%.

Columbia Strategic Investor Fund

Class B Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net Asset Value, Beginning of Period	$14.12		$17.45		$20.96		$20.81		$20.84

Income from Investment Operations:
Net investment loss (a)	(0.11)		(0.01)		(0.09)		(0.08)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		(3.32)		(1.21)		2.91		1.51

Total from investment operations	0.60		(3.33)		(1.30)		2.83		1.49

Less Distributions to Shareholders:
From net investment income	(0.01)		—		—		—		—
From net realized gains	—		—		(2.21)		(2.68)		(1.52)

Total distributions to shareholders	(0.01)		—		(2.21)		(2.68)		(1.52)

Increase from regulatory settlements	—		—	(b)	—		—		—

Net Asset Value, End of Period	$14.71		$14.12		$17.45		$20.96		$20.81
Total return (c)(d)	4.26%		(19.08)%		(7.77)%		15.50%		7.47%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.00	%(e)	1.99	%(e)	1.97	%(f)	1.98	%(g)	1.99	%(e)
Waiver/Reimbursement	0.18%		0.23%		0.03%		0.02%		0.01%
Net investment loss	(0.74	)%(e)	(0.05	)%(e)	(0.46	)%(f)	(0.39	)%(g)	(0.10	)%(e)
Portfolio turnover rate	67%		117%		88%		139%		82%
Net assets, end of period (000s)	$19,861		$24,933		$42,229		$53,965		$51,446

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of 0.04%.
(g)	The benefits derived from expense reductions had an impact of 0.06%.

Columbia Strategic Investor Fund

Class C Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net Asset Value, Beginning of Period	$14.13		$17.46		$20.96		$20.82		$20.85

Income from Investment Operations:
Net investment loss (a)	(0.11)		(0.01)		(0.09)		(0.08)		(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		(3.32)		(1.20)		2.90		1.51

Total from investment operations	0.59		(3.33)		(1.29)		2.82		1.49

Less Distributions to Shareholders:
From net investment income	(0.01)		—		—		—		—
From net realized gains	—		—		(2.21)		(2.68)		(1.52)

Total distributions to shareholders	(0.01)		—		(2.21)		(2.68)		(1.52)

Increase from regulatory settlements	—		—	(b)	—		—		—

Net Asset Value, End of Period	$14.71		$14.13		$17.46		$20.96		$20.82
Total return (c)(d)	4.18%		(19.07)%		(7.72)%		15.43%		7.46%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	2.00	%(e)	1.99	%(e)	1.97	%(f)	1.98	%(g)	1.99	%(e)
Waiver/Reimbursement	0.18%		0.23%		0.03%		0.02%		0.01%
Net investment loss	(0.74	)%(e)	(0.05	)%(e)	(0.46	)%(f)	(0.40	)%(g)	(0.10	)%(e)
Portfolio turnover rate	67%		117%		88%		139%		82%
Net assets, end of period (000s)	$15,994		$19,874		$34,208		$44,682		$43,881

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of 0.04%.
(g)	The benefits derived from expense reductions had an impact of 0.06%.

Columbia Strategic Investor Fund

Class Y Shares

	Year Ended August 31, 2010	Period Ended August 31, 2009(a)
Net Asset Value, Beginning of Period	$14.64	$13.32

Income from Investment Operations:
Net investment income (b)	0.07	0.02
Net realized and unrealized gain on investments and foreign currency	0.74	1.30

Total from investment operations	0.81	1.32

Less Distributions to Shareholders:
From net investment income	(0.13)	—

Net Asset Value, End of Period	$15.32	$14.64
Total return (c)(d)	5.51%	9.91	%(e)

Ratios to Average Net Assets / Supplemental Data:
Net expenses (f)	0.83%	0.72	%(g)
Net investment income (f)	0.43%	0.99	%(g)
Portfolio turnover rate	67%	117	%(e)
Net assets, end of period (000s)	$9,826	$9,630

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Not annualized.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Annualized.

Columbia Strategic Investor Fund

Class Z Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net Asset Value, Beginning of Period	$14.64		$18.06		$21.53		$21.28		$21.27

Income from Investment Operations:
Net investment income (a)	0.04		0.12		0.11		0.13		0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.74		(3.44)		(1.25)		2.96		1.54

Total from investment operations	0.78		(3.32)		(1.14)		3.09		1.72

Less Distributions to Shareholders:
From net investment income	(0.10)		(0.10)		(0.12)		(0.16)		(0.19)
From net realized gains	—		—		(2.21)		(2.68)		(1.52)

Total distributions to shareholders	(0.10)		(0.10)		(2.33)		(2.84)		(1.71)

Increase from regulatory settlements	—		—	(b)	—		—		—

Net Asset Value, End of Period	$15.32		$14.64		$18.06		$21.53		$21.28
Total return (c)(d)	5.31%		(18.26)%		(6.85)%		16.62%		8.50%

Ratios to Average Net Assets/Supplemental Data:
Net expenses	1.00	%(e)	0.99	%(e)	0.97	%(f)	0.98	%(g)	0.99	%(e)
Waiver/Reimbursement	0.18%		0.23%		0.03%		0.02%		0.01%
Net investment income	0.26	%(e)	0.94	%(e)	0.55	%(f)	0.63	%(g)	0.89	%(e)
Portfolio turnover rate	67%		117%		88%		139%		82%
Net assets, end of period (000s)	$525,150		$571,175		$755,348		$859,142		$179,027

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of 0.04%.
(g)	The benefits derived from expense reductions had an impact of 0.06%.

Financial Highlights—Columbia Small Cap Growth Fund I

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006(a)
Net Asset Value, Beginning of Period	$20.82		$27.82		$31.69		$30.29		$27.47

Income from Investment Operations:
Net investment loss(b)	(0.26)		(0.19)		(0.24)		(0.25)		(0.30)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.99		(6.81)		0.17		6.38		4.01

Total from investment operations	2.73		(7.00)		(0.07)		6.13		3.71

Less Distributions to Shareholders:
From net realized gains	—		—		(3.80)		(4.73)		(0.89)

Net Asset Value, End of Period	$23.55		$20.82		$27.82		$31.69		$30.29
Total return(c)	13.11%		(25.16	)%(d)	(1.34	)%(e)	21.96%		13.73	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(g)	1.32%		1.37%		1.37%		1.40%		1.46	%(h)
Interest expense	—	%(i)	—		—		—	%(i)	—	%(h)(i)
Net expenses(g)	1.32%		1.37%		1.37%		1.40%		1.46	%(h)
Waiver/Reimbursement	—		0.03%		—		—		—
Net investment loss(g)	(1.10)%		(1.01)%		(0.82)%		(0.82)%		(1.15	)%(h)
Portfolio turnover rate	144%		149%		165%		151%		109	%(f)
Net assets, end of period (000s)	$62,261		$54,384		$44,184		$18,430		$2,836

(a)	Class A shares were initially offered on November 1, 2005.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.
(i)	Rounds to less than 0.01%.

Columbia Small Cap Growth Fund I

Class B Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006(a)
Net Asset Value, Beginning of Period	$20.35		$27.39		$31.26		$30.14		$27.47

Income from Investment Operations:
Net investment loss(b)	(0.43)		(0.32)		(0.45)		(0.48)		(0.50)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.92		(6.72)		0.14		6.33		4.06

Total from investment operations	2.49		(7.04)		(0.31)		5.85		3.56

Less Distributions to Shareholders:
From net realized gains	—		—		(3.56)		(4.73)		(0.89)

Net Asset Value, End of Period	$22.84		$20.35		$27.39		$31.26		$30.14
Total return(c)	12.24%		(25.70	)%(d)	(2.10	)%(e)	21.05%		13.17	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(g)	2.07%		2.12%		2.12%		2.15%		2.21	%(h)
Interest expense	—	%(i)	—		—		—	%(i)	—	%(h)(i)
Net expenses(g)	2.07%		2.12%		2.12%		2.15%		2.21	%(h)
Waiver/Reimbursement	—		0.03%		—		—		—
Net investment loss(g)	(1.84)%		(1.75)%		(1.57)%		(1.57)%		(1.92	)%(h)
Portfolio turnover rate	144%		149%		165%		151%		109	%(f)
Net assets, end of period (000s)	$2,155		$2,620		$2,812		$1,254		$521

(a)	Class B shares were initially offered on November 1, 2005.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.
(i)	Rounds to less than 0.01%.

Columbia Small Cap Growth Fund I

Class C Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Period Ended August 31, 2006(a)
Net Asset Value, Beginning of Period	$20.35		$27.37		$31.25		$30.14		$27.47

Income from Investment Operations:
Net investment loss(b)	(0.44)		(0.32)		(0.44)		(0.48)		(0.49)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	2.93		(6.70)		0.12		6.32		4.05

Total from investment operations	2.49		(7.02)		(0.32)		5.84		3.56

Less Distributions to Shareholders:
From net realized gains	—		—		(3.56)		(4.73)		(0.89)

Net Asset Value, End of Period	$22.84		$20.35		$27.37		$31.25		$30.14
Total return(c)	12.24%		(25.65	)%(d)	(2.14	)%(e)	21.02%		13.17	%(f)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(g)	2.07%		2.12%		2.12%		2.15%		2.21	%(h)
Interest expense	—	%(i)	—		—		—	%(i)	—	%(h)(i)
Net expenses(g)	2.07%		2.12%		2.12%		2.15%		2.21	%(h)
Waiver/Reimbursement	—		0.03%		—		—		—
Net investment loss(g)	(1.85)%		(1.75)%		(1.57)%		(1.56)%		(1.92	)%(h)
Portfolio turnover rate	144%		149%		165%		151%		109	%(f)
Net assets, end of period (000s)	$13,897		$10,093		$8,382		$2,303		$427

(a)	Class C shares were initially offered on November 1, 2005.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(f)	Not annualized.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Annualized.
(i)	Rounds to less than 0.01%.

Columbia Small Cap Growth Fund I

Class Y Shares

	Year Ended August 31, 2010		Period Ended August 31, 2009(a)
Net Asset Value, Beginning of Period	$21.00		$19.21

Income from Investment Operations:
Net investment loss(b)	(0.17)		(0.03)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.02		1.82

Total from investment operations	2.85		1.79

Net Asset Value, End of Period	$23.85		$21.00
Total return(c)	13.57%		9.32	%(d)

Ratios to Average Net Assets / Supplemental Data:
Net expenses before interest expense(e)	0.93%		1.03	%(f)
Interest expense	—	%(g)	—
Net expenses(e)	0.93%		1.03	%(f)
Net investment loss(e)	(0.70)%		(0.96	)%(f)
Portfolio turnover rate	144%		149	%(d)
Net assets, end of period (000s)	$13,708		$14,222

(a)	Class Y shares commenced operations on July 15, 2009. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value.
(d)	Not annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Annualized.
(g)	Rounds to less than 0.01%.

Columbia Small Cap Growth Fund I

Class Z Shares

	Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008		Year Ended August 31, 2007		Year Ended August 31, 2006
Net Asset Value, Beginning of Period	$21.00		$27.99		$31.86		$30.36		$27.80

Income from Investment Operations:
Net investment loss(a)	(0.21)		(0.14)		(0.17)		(0.18)		(0.29)
Net realized and unrealized gain (loss) on investments, foreign currency and written options	3.02		(6.85)		0.18		6.41		3.74

Total from investment operations	2.81		(6.99)		0.01		6.23		3.45

Less Distributions to Shareholders:
From net investment income	—		—		—		—	(b)	—
From net realized gains	—		—		(3.88)		(4.73)		(0.89)

Total distributions to shareholders	—		—		(3.88)		(4.73)		(0.89)

Net Asset Value, End of Period	$23.81		$21.00		$27.99		$31.86		$30.36
Total return(c)	13.38%		(24.97	)%(d)	(1.09	)%(e)	22.28%		12.64	%(d)

Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)	1.07%		1.12%		1.12%		1.15%		1.20%
Interest expense	—	%(g)	—		—		—	%(g)	—	%(g)
Net expenses(f)	1.07%		1.12%		1.12%		1.15%		1.20%
Waiver/Reimbursement	—		0.03%		—		—		—	%(g)
Net investment loss(f)	(0.85)%		(0.76)%		(0.57)%		(0.59)%		(0.96)%
Portfolio turnover rate	144%		149%		165%		151%		109%
Net assets, end of period (000s)	$698,422		$509,514		$354,145		$220,887		$193,493

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.

Columbia Large Value Quantitative Fund

Class A

	Six months ended March 31, 2010 (Unaudited)		Year ended Sept. 30,
Per share			2009	2008(a)
Net asset value, beginning of period	$7.78		$9.14	$10.16

Income from investment operations:
Net investment income (loss)	.03		.12	.04
Net gains (losses) (both realized and unrealized)	.85		(1.43)	(1.06)

Total from investment operations	.88		(1.31)	(1.02)

Less distributions:
Dividends from net investment income	(.07)		(.05)	—
Distributions from realized gains	(.30)		—	—

Total distributions	(.37)		(.05)	—

Net asset value, end of period	$8.29		$7.78	$9.14
Total return	11.62%		(14.23%)	(10.04%)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.11	%(c)	1.34%	4.14	%(c)
Net expenses after expense waiver/reimbursement(d)	1.11	%(c)	1.26%	1.28	%(c)
Net investment income (loss)	.72	%(c)	1.83%	2.91	%(c)
Supplemental data
Net assets, end of period (in millions)	$2		$1	$—
Portfolio turnover rate	27%		63%	6%

Columbia Large Value Quantitative Fund

Class B

	Six months ended March 31, 2010 (Unaudited)		Year ended Sept. 30,
Per share			2009	2008(a)
Net asset value, beginning of period	$7.71		$9.13	$10.16
Income from investment operations:
Net investment income (loss)	.00	(e)	.07	.02
Net gains (losses) (both realized and unrealized)	.85		(1.44)	(1.05)

Total from investment operations	.85		(1.37)	(1.03)

Less distributions:
Dividends from net investment income	—		(.05)	—
Distributions from realized gains	(.30)		—	—

Total distributions	(.30)		(.05)	—

Net asset value, end of period	$8.26		$7.71	$9.13
Total return	11.25%		(14.94%)	(10.14%)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.88	%(c)	2.10%	5.06	%(c)
Net expenses after expense waiver/reimbursement(d)	1.88	%(c)	2.02%	2.04	%(c)
Net investment income (loss)	(.05	%)(c)	1.04%	1.48	%(c)
Supplemental data
Net assets, end of period (in millions)	$—		$—	$—
Portfolio turnover rate	27%		63%	6%

Columbia Large Value Quantitative Fund

Class C

	Six months ended March 31, 2010 (Unaudited)		Year ended Sept. 30,
Per share			2009	2008(a)
Net asset value, beginning of period	$7.74		$9.12	$10.16
Income from investment operations:
Net investment income (loss)	.00	(e)	.07	.02

Net gains (losses) (both realized and unrealized)	.84		(1.43)	(1.06)
Total from investment operations	.84		(1.36)	(1.04)

Less distributions:
Dividends from net investment income	(.05)		(.02)	—
Distributions from realized gains	(.30)		—	—

Total distributions	(.35)		(.02)	—

Net asset value, end of period	$8.23		$7.74	$9.12
Total return	11.25%		(14.87%)	(10.24%)

Ratios to average net assets(b)
Gross expenses prior to expense waiver/reimbursement	1.87	%(c)	2.12%	5.15	%(c)
Net expenses after expense waiver/reimbursement(d)	1.87	%(c)	2.01%	2.04	%(c)
Net investment income (loss)	(.08	%)(c)	1.05%	1.37	%(c)
Supplemental data
Net assets, end of period (in millions)	$—		$—	$—
Portfolio turnover rate	27%		63%	6%

Notes to Financial Highlights

(a)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(b)	Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c)	Annualized.
(d)	The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e)	Rounds to zero.

Exhibit A

Costs of the Reorganizations

Each Selling Fund and the corresponding Buying Fund may bear a portion of the out-of-pocket expenses associated with its Reorganization. Out-of-pocket expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization.

All fees paid to governmental authorities for the registration or qualification of the Buying Fund shares to be issued in the Reorganization and all transfer agency costs related to such shares will be allocated to the Buying Fund. All fees and expenses related to printing and mailing communications to Selling Fund shareholders will be allocated to the Selling Fund. All of the other out-of-pocket expenses of a Reorganization including without limitation, accounting, legal and custodial expenses, will be allocated equally among the applicable Funds. Following this initial allocation among the Funds, Columbia Management limits the expenses actually borne by a Fund to the anticipated reduction in expenses to be incurred by that Fund over the first year following the Reorganization. With respect to Columbia Mid Cap Core Fund only, Columbia Management has agreed to monitor any brokerage commissions attributable to the merger (as distinct from ordinary course transactions) and to bear such commissions to the extent they exceed the estimated brokerage costs that would be associated with the liquidation of such Selling Fund’s portfolio. Any reduction in the Reorganization expenses borne by a Fund as a result of this limitation is absorbed by Columbia Management, not by any other Fund. The estimated costs of each Reorganization expected to be borne by each Selling Fund and each Buying Fund, in the aggregate and on a per-share basis based on shares outstanding as of August 31, 2010, are set forth below:

	Costs Estimated to be Borne
Fund	Total	Per Share
Columbia Blended Equity Fund (Selling Fund)	$39,773	$0.007
Columbia Select Opportunities Fund (Selling Fund)	$0	$0.000
Columbia Mid Cap Core Fund (Selling Fund)	$33,435	$0.007
Columbia Small Cap Growth Fund II (Selling Fund)	$91,286	$0.003
Columbia Disciplined Value Fund (Selling Fund)	$67,260	$0.003
Columbia Large Cap Core Fund (Buying Fund)	$12,460	$0.000
Columbia Strategic Investor Fund (Buying Fund)	$0	$0.000
Columbia Small Cap Growth Fund I (Buying Fund)	$12,544	$0.000
Columbia Large Value Quantitative Fund (Buying Fund)	$11,279	$0.000

Should any Reorganization fail to occur, Columbia Management will bear all costs associated with that Reorganization.

Class A, C and Z shares of Columbia Large Cap Core Fund are not expected to benefit from the expense savings as a result of the Reorganizations, but they nevertheless will bear a proportionate share of any reorganization expenses allocated to the Fund.

Based on the operating expense ratios shown in the Fees and Expenses section above for each Buying Fund, it is projected that, after the Reorganizations, assuming all of the Reorganizations are consummated, each class of each Selling Fund will benefit from expense savings that will offset the allocated Reorganization expenses. However, the benefit of those projected expense savings will not be realized immediately. It is projected that the aggregate expense savings for the Selling Funds will not exceed the allocated Reorganization expenses of each Selling Fund until approximately the number of months after its Reorganization set forth below.

Fund	Number of Months
Columbia Blended Equity Fund	3
Columbia Select Opportunities Fund	0
Columbia Mid Cap Core Fund	12
Columbia Small Cap Growth Fund II	8
Columbia Disciplined Value Fund	2

A-1

If a shareholder redeems his or her shares prior to the indicated time, the shareholder will receive no benefit from the projected expense savings.

A-1

Exhibit B

Additional Information Applicable to the Buying Funds

Below is information regarding the Buying Funds. All references to a Fund or the Funds in this Exhibit B refer to a Buying Fund or the Buying Funds, respectively, unless otherwise noted.

Fund Management and Compensation (for all Buying Funds)

Columbia Management, 100 Federal Street, Boston, MA 02110, is the investment manager to the Combined Fund Complex (including the Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds), and is a wholly owned subsidiary of Ameriprise Financial, Inc. In addition to managing investments for the Combined Fund Complex, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the Merger SAI for more information.

Subject to oversight by each Fund’s Board, Columbia Management manages the day-to-day operations of each Fund, determines what securities and other investments each Fund should buy or sell and executes the portfolio transactions. Although Columbia Management is responsible for the investment management of each Fund, Columbia Management may delegate certain of its duties to one or more investment subadvisers. Columbia Management may use the research and other capabilities of its affiliates and third parties in managing investments.

The Combined Fund Complex has received an order from the SEC that permits Columbia Management, subject to the approval of each Fund’s Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to each Fund’s Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Management a fee for managing its assets. The fees paid by each Buying Fund for the most recent fiscal year were the following percentage of each Buying Fund’s average daily net assets:

Buying Fund	Percentage of Fund’s Average Daily Net Assets
Columbia Large Cap Core Fund	[	•]%
Columbia Strategic Investor Fund	[	•]%
Columbia Small Cap Growth Fund I	[	•]%
Columbia Large Value Quantitative Fund	[	•]%

For Columbia Large Value Quantitative Fund, the fee structure includes an adjustment in the form of a performance incentive arrangement. The adjustment is computed by comparing the Fund’s performance to the performance of an index of comparable funds published by Lipper Inc. The index against which the Fund’s performance is currently measured for purposes of the performance incentive adjustment is the Lipper Large-Cap Value Funds Index. In certain circumstances, the Fund’s Board may approve a change in the index. The maximum adjustment (increase or decrease) is 0.12% of the Fund’s average net assets on an annual basis. The Board of Columbia Large Value Quantitative Fund has approved a revised investment management services fee arrangement that eliminates the performance incentive adjustment. This revised arrangement is subject to approval by shareholders of Columbia Large Value Quantitative Fund, which is being solicited separately.

Under its Investment Management Services Agreement (the “IMS Agreement”), each Buying Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for each Fund’s Board approving the IMS Agreement is available in the Columbia Large Cap Core Fund annual report for the period ended February 28, 2010, in the Columbia Strategic Investor semiannual report for the period ended February 28, 2010, in the Columbia Small Cap Growth Fund I semiannual report for the period ended February 28, 2010 and in the Columbia Large Value Quantitative Fund annual report for the period ended September 30, 2009.

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with that Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. Investing defensively may prevent a Fund from achieving its investment objective.

Portfolio Managers

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is shown below. The Merger SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in each Fund.

Columbia Large Cap Core Fund

Peter Santoro, CFA, Lead manager

•	Service with the Fund since 2004.

•	Associated with Columbia Management or its predecessors as an investment professional since 2003.

•	Began investment career in 1996.

•	B.A., Amherst College.

Craig Leopold, CFA, Co-manager

•	Service with the Fund since 2004.

•	Associated with Columbia Management or its predecessors as an investment professional since 2003.

•	Began investment career in 1989.

•	B.B.A., Adelphi University; M.B.A., Fordham University.

Columbia Strategic Investor Fund

Emil A. Gjester, Lead Manager

•	Service with the Fund since 2002.

•	Director of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since December 1996.

•	Began investment career in 1996.

•	B.B.A., Pacific Lutheran University; M.B.A., University of Cambridge.

Jonas Patrikson, CFA, Co-manager

•	Service with the Fund since 2006.

•	Vice President of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since September 2004.

•	Began investment career in 1990

•	B.A., Linköping University.

Michael T. Welter, CFA, Co-manager

•	Service with the Fund since 2006.

•	Vice President of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since July 2006.

•	Research Analyst at Engemann Asset Management from September 2000 to June 2006.

•	Began investment career in 1998.

•	B.S., The Wharton School of the University of Pennsylvania.

Mary-Ann Ward, Co-manager

•	Service with the Fund since 2008.

•	Vice President of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since July 1997.

•	Began investment career in 1997.

•	B.A., University of Michigan; M.S., University of Wisconsin.

Columbia Small Cap Growth Fund I

Wayne M. Collette, CFA, Co-Manager

•	Service with the Fund since 2006.

•	Managing Director of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since March 2001.

•	Began investment career in 1996.

•	B.A., Brandeis University; M.B.A., Columbia University.

George J. Myers, CFA, Co-manager

•	Service with the Fund since 2006.

•	Director of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since October 2004.

•	Began investment career in 1998.

•	B.B.A and M.S., University of Wisconsin, Madison.

Lawrence W. Lin, CFA, Co-manager

•	Service with the Fund since 2007.

•	Vice President of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since December 2006.

•	Research Analyst at Primarius Capital from May 2006 to December 2006.

•	Research Analyst at Engemann Asset Management from July 1998 to April 2006.

•	Began investment career in 1998.

•	B.S., University of Southern California.

Brian D. Neigut, Co-manager

•	Service with the Fund since 2007.

•	Vice President of Columbia Management.

•	Associated with Columbia Management or its predecessors as an investment professional since February 2007.

•	Portfolio manager at Kern Capital Management LLC from February 2006 to February 2007.

•	Portfolio manager at OppenheimerFunds Inc. from November 2003 to February 2006.

•	Began investment career in 1995.

•	B.B.A., Pacific Lutheran University; studied international business and economics under the William J. Fulbright Scholarship program.

Columbia Large Value Quantitative Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Brian M. Condon, Portfolio Manager

•	Managed the Fund since May 2010.

•	Joined Columbia Management in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

•	Began investment career in 1993.

•	B.A., Bryant College; M.S (finance), Bentley College.

Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that each Fund is not currently the subject of, and that neither Ameriprise Financial or any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on each Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with each Fund. Information regarding certain pending and settled legal proceedings may be found in each Fund’s shareholder reports and in the Merger SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Service Section

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. The Funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds. References to the “Fund” are deemed to refer to one of the Funds or to one of the Buying Funds25391313_15, as the context requires.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000. (l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features
Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)
Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.

(d)	For more information, see Class R3 and Class R4 Shares – Plan Administration Fees and Class T Shares – Shareholder Service Fees.
(e)

The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class – Class F Shares – Commissions and Conversion to Class E Shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.

(l)

If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class – Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.

(m)	For more information, see Class R3 and Class R4 Shares – Plan Administration Fees.
(n)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares – Eligible Investors – Class R3 Shares, R4 Shares and Class R5 Shares.

(o)	For more information, see Class T Shares – Shareholder Service Fees.
(p)

Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(q)

Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/ Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)		Sales charge as a % of the offering price(b)		Sales charge as a % of the net amount invested(b)		Amount retained by or paid to selling and/or servicing agents as a % of the offering price
Equity Funds and Funds-of Funds (equity)*		$0 – $49,999	5.75%		6.10%		5.00%
		$50,000 – $99,999	4.50%		4.71%		3.75%
		$100,000 – $249,999	3.50%		3.63%		3.00%
		$250,000 – $499,999	2.50%		2.56%		2.15%
		$500,000 – $999,999	2.00%		2.04%		1.75%
		$1,000,000 or more	0.00%		0.00%		0.00	%(c)(d)
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*		$0 – $49,999	4.75%		4.99%		4.00%
		$50,000 – $99,999	4.25%		4.44%		3.50%
		$100,000 – $249,999	3.50%		3.63%		3.00%
		$250,000 – $499,999	2.50%		2.56%		2.15%
		$500,000 – $999,999	2.00%		2.04%		1.75%
		$1,000,000 or more	0.00%		0.00%		0.00	%(c)(d)
Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund		$0 – $99,999	3.00%		3.09%		2.50%
		$100,000 – $249,999	2.50%		2.56%		2.15%
		$250,000 – $499,999	2.00%		2.04%		1.75%
		$500,000 – $999,999	1.50%		1.52%		1.25%
		$1,000,000 or more	0.00%		0.00%		0.00	%(c)(d)

Columbia California Intermediate Municipal Bond Fund,

Columbia Connecticut Intermediate Municipal Bond Fund,

Columbia Georgia Intermediate Municipal Bond Fund,

Columbia Intermediate Bond Fund,

Columbia Intermediate Municipal Bond Fund,

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

	$ $ $ $ $	0 – $99,999 100,000 – $249,999 250,000 – $499,999 500,000 – $999,999 1,000,000 or more	3.25 2.50 2.00 1.50 0.00	% % % % %	3.36 2.56 2.04 1.53 0.00	% % % % %	2.75 2.15 1.75 1.25 0.00	% % % % %(c)(d)
Columbia Short-Term Bond Fund and Columbia Short-Term Municipal Bond Fund		$0 – $99,999	1.00%		1.01%		0.75%
		$100,000 – $249,999	0.75%		0.76%		0.50%
		$250,000 – $999,999	0.50%		0.50%		0.40%
		$1,000,000 or more	0.00%		0.00%		0.00	%(c)(d)

*

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund. “Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core. “Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.

(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/ Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds
	Applicable CDSC*
Number of Years Class B Shares Held	All Funds except those listed to the right

Columbia California Intermediate Municipal Bond Fund, Columbia Georgia Intermediate Municipal Bond
Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund,
Columbia Intermediate Municipal Bond Fund, Columbia LifeGoal® Income Portfolio, Columbia
Maryland Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond
Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate
Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Oregon
Intermediate Municipal Bond Fund, Columbia Rhode Island Intermediate Municipal Bond Fund,
Columbia Short Term Bond Fund, Columbia South Carolina Intermediate Municipal Bond Fund,
Columbia Total Return Bond Fund and Columbia Virginia Intermediate Municipal Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None
Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares — Front-End Sales Charge – Breakpoint Schedule
Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.50%	4.71%	4.00%
$50,000 – $99,999	3.50%	3.63%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.00%
$250,000 – $499,999	1.25%	1.27%	1.00%
$500,000 – $999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•

If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•

Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares – Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares – Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $2,999,999	1.00%
$3 million – $4,999,999	0.50%
$5 million or more	0.25%

Class F Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares – CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares – CDSC Schedule
Number of Years Class F Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%

Class F Shares – CDSC Schedule
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares – Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•

You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares – Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares – Front-End Sales Charge – Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
Equity Funds	$0 – $49,999	5.75%	6.10%	5.00%
	$50,000 – $99,999	4.50%	4.71%	3.75%
	$100,000 – $249,999	3.50%	3.63%	2.75%
	$250,000 – $499,999	2.50%	2.56%	2.00%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)(d)

Fixed Income Funds	$0 – $49,999	4.75%	4.99%	4.25%
	$50,000 – $99,999	4.50%	4.71%	3.75%
	$100,000 – $249,999	3.50%	3.63%	2.75%
	$250,000 – $499,999	2.50%	2.56%	2.00%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares – CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares – Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares – Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)
Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%

$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class – Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the Merger SAI for more information about the sales charge reductions and waivers.

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the Merger SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the Merger SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the Merger SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

Legacy RiverSource fund shareholders may not invest or reinstate their investment in Class B shares of a Legacy RiverSource fund. However, shareholders who redeem Class B shares of the Fund and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify their selling and/or servicing agent or the Transfer Agent in writing in advance of reinvestment and must purchase shares into an account with the same account owner information.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%	0.25%	1.00%(a)(b)
Class C	0.75%	0.25%	1.00%(d)
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	None
Class R (Legacy Columbia funds)	0.50%	—(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%	0.50%(e)
Class R3	0.25%	0.25%(f)	0.50%(f)
Class R4	none	0.25%(f)	0.25%(f)
Class R5	none	None	none
Class T	none	0.50%(g)	0.50%(g)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	none	none	none
Class Z	none	none	none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

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Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.
Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

B-28

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below.

Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%.

Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets.

Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets.

Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class.

Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.

(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and

B-29

Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

B-30

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

B-31

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the Merger SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the Merger SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

B-32

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)

NAV = – (Liabilities of the share class)

Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to

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diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

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Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

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Small Account Policy – Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy – Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

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The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

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To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described herein (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described herein. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning

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your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividends and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

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•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class – Class A Shares – Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

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Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

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Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance
	Minimum Initial investment	Minimum Additional investments	Minimum Account balance
For all Funds, classes and accounts except those listed below (non-qualified)	$2,000(a)	$100	$250(d)

Individual Retirement Accounts	$1,000	$100	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(b)	$100	$250

Class Z	variable(a)(c)	$100	$250(d)

(a)

If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.

(b)

The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares – Buying Shares — Eligible Investors — Class Y Shares.

(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

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Minimum Investment and Account Balance — Systematic Investment Plans
	Minimum Initial investment	Minimum Additional investments	Minimum Account balance*
For all Funds, classes and accounts except those listed below (non-qualified)	$100*(a)	$100	none*(b)

Individual Retirement Accounts	$100*(b)	$50	none

Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000	$100	$5,000

RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000	$100	$2,500

Class I, Class R	none	none	none

Class W	$500	none	$500

Class Y	variable(c)	$100	none

Class Z	variable(d)	$100

none*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:
(a)	money market Funds — $2,000; and
(b)	money market Funds — $1,000.
(c)

The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Y Shares.

(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

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•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the Merger SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares — Opening an Account and Placing Orders — Buying Shares — Class B Shares Closed for restrictions applicable to Class B shares.

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Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•

You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

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Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

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•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.

•

For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•

For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non–money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

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•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described herein, including different transaction limits, exchange policies and sale procedures.

B-48

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the Merger SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•

For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

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•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•

Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•

Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-

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exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the Merger SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The Merger SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the Merger SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

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Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the Merger SAI.

The website references herein are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this combined proxy statement/prospectus.

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Exhibit C

Comparison of Organizational Documents

This chart highlights material differences between the terms of the Declarations of Trust/Articles of Incorporation and By-Laws of the Buying Funds and Selling Funds.

Group A:	Selling Fund: Columbia Small Cap Growth Fund II. Buying Fund: Columbia Large Cap Core Fund.

Group B:	Selling Funds: Columbia Blended Equity Fund, Columbia Disciplined Value Fund, Columbia Mid Cap Core Fund, Columbia Select Opportunities Fund. Buying Funds: Columbia Small Cap Growth Fund I, Columbia Strategic Investor Fund.

Group C:	Buying Fund: Columbia Large Value Quantitative Fund (formerly, RiverSource Disciplined Large Cap Value Fund).[1]

Policy	Group A	Group B	Group C
Shareholder Liability

Shareholders of the Trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the Trust, and not because of his acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) will be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

		The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.	Under Minnesota law, a shareholder’s liability to the corporation or its creditors is limited to paying the amount agreed to be paid for the shares which the shareholder holds or has agreed to purchase.

[1]

The Board of RiverSource Investment Series, Inc., has approved the Redomiciling of Columbia Large Value Quantitative Fund, a series of RiverSource Investment Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Large Value Quantitative Fund (the “Redomiciling”). The Redomiciling is subject to approval by the shareholders of Columbia Large Value Quantitative Fund. If the Redomiciling is approved by shareholders of Columbia Large Value Quantitative Fund, the Buying Fund will be governed by charter documents in Group B. If the Redomiciling has not been completed prior to the Closing of the Reorganization, the Buying Fund will be governed by charter documents in Group C.

C-1

Policy	Group A	Group B	Group C
Shareholder Voting Rights

Shareholders have only the powers to vote on matters as the Trustees may consider desirable and so authorize, and those voting powers expressly granted under the 1940 Act or under the law of Delaware applicable to statutory trusts.

Shares may be voted in person or by proxy or in any manner authorized by the Trustees. On any matter that requires shareholder approval under the 1940 Act, whether shareholders are required to vote by series or class is determined by reference to the 1940 Act. On all other matters, all shares are voted in the aggregate and not by series or class unless the Trustees determine otherwise.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitle to a proportionate fractional vote.

There is no cumulative voting in the election of Trustees.

At all meetings of shareholders, each shareholder of record is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.

The shareholders have the power to vote (i) for the election of Trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or shareholder, (iii) with respect to termination of the Trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the Trust with the SEC (or any successor agency) or any State, or as the Trustees may consider necessary or desirable.

On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as a single class without regard to series or class of shares, except that shares may be voted by individual series or classes (1) when required by the 1940 Act, (2) when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, or (3) when the matter affects only the interests of one or more series or classes.

There is no cumulative voting in the election of Trustees.

At all meetings of the shareholders, each shareholder of record entitled to vote is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.

Shareholders have the power to vote (i) for the election of Directors; (ii) on most amendments to the corporation’s Articles of Incorporation and on certain amendments to the corporation’s By-Laws; (iii) on certain proposed mergers and exchanges to which the corporation is a party; (iv) on the proposed sale of all or substantially all of the corporation’s property and assets not in the usual and regular course of its business; and (v) on the proposed dissolution of the corporation.

At all elections of Directors, each shareholder is entitled to as many votes equal to the number of dollars of net asset value of shares owned multiplied by the number of Directors to be elected and may cast all of such votes for a single Director or may distribute them among the number to be voted for, or any two or more of them.

The standard form of certifying resolution creating rights and preferences for series of capital stock provides that each share may be voted by series (i) as required by the provisions of the 1940 Act and all rules and regulations promulgated thereunder; (ii) when the Board of Directors determines that a matter affects series in a materially different way; or (iii) when the Board of Directors determines a matter affects only one or some of the series. In addition, under Minnesota law, shareholders are entitled to vote as separate series or classes with respect to certain amendments to the corporation’s Articles of Incorporation and on certain mergers and exchanges to which the corporation is a party.

C-2

Policy	Group A	Group B	Group C
Shareholder Meetings

The Trust is not required to hold annual meetings of shareholders.

Shareholders have the right to call special meetings and vote to remove Trustees but only if and to the extent the SEC staff takes the position by rule, interpretive letter or public release that Section 16(c) of the 1940 Act gives them such right. Otherwise, only the Trustees, the chairman of the Trustees or the president of the Trust may call shareholder meetings.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the Trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the Trustees deem necessary or desirable.

Regular shareholder meetings are not required; however, a majority of Directors present at a duly held meeting may call a regular meeting of shareholders by fixing the date, time and place for a meeting.

If a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or chief financial officer. Within 30 days after receipt of the demand by one of those officers, the Board of Directors must cause a regular meeting of shareholders to be called and held on notice no later than 90 days after receipt of the demand, all at the expense of the Fund.

Special meetings of the shareholders may be called at any time as provided for by the laws of the State of Minnesota.

In addition, a special meeting of shareholders may be called at any time by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to directly or indirectly facilitate or effect a business combination must be called by 25% or more of the voting power of all shares entitled to vote.

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Policy	Group A	Group B	Group C
Shareholder Quorum

Except when a larger quorum is required by applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote constitutes a quorum at a shareholders’ meeting. When any one or more series or classes of the Trust is to vote as a single class separate from any other shares, thirty-three and one-third percent (33 1/3%) of the shares of each such series or classes entitled to vote constitutes a quorum at a shareholder’s meeting of that series.

A meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the meeting, either in person or by proxy. If a meeting is adjourned, notice does not need to be given of the adjourned meeting date unless a new record date for the adjourned meeting is set or unless the adjourned meeting is to take place more than sixty (60) days from the date set for the original meeting, in which case the Board of Trustees would be required to set a new record date.

The presence in person or by proxy of 30% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are to vote on the same matters as a separate class or classes, 30% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

The holders of at least 10% of the shares outstanding and entitled to vote, present in person or by proxy, constitute a quorum, but the holders of a smaller amount may adjourn without further notice, other than by notice at the time, until a quorum is secured at any such adjourned meeting. In case a quorum is not present, the meeting may be adjourned without notice other than by notice at the meeting. At any adjourned meeting at which a quorum may be present, any business may be transacted which might have been transacted at the meeting as originally called.

Shareholder Consent	Any action taken by shareholders may be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter and holding a majority of the shares of any series or class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. Such consent is treated for all purposes as a vote taken at a meeting of shareholders.	Except as otherwise provided by law, the Declaration of Trust or the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the records of the Trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.	An action required or permitted to be taken at a shareholder meeting may be taken by written action signed, or consented to by authorized electronic communication, by all of the shareholders entitled to vote on that action. Such a written action is not effective if it is signed or consented to by fewer than all the shareholders entitled to vote on the action.

C-4

Policy	Group A	Group B	Group C
Notice to Shareholders of Record Date

Notice of any meeting of shareholders must be given by the Trustees, chairman of the Trustees or president not less than 7 days nor more than 120 days before the date of the meeting.

The Trustees may set a record date for the purpose of determining the shareholders entitled to vote or act at a shareholders’ meeting. The record date cannot be more than 120 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the Trustees at least 7 days before the meeting.

The Trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days or less than 7 days before the date of the meeting.

In general, shareholders who are entitled to vote at a shareholder meeting must be given notice of the meeting at least ten and not more than 60 days before the meeting. In certain cases, the notice of meeting must include specified information required by Minnesota law.

The Board of Directors can establish a record date for determining the shareholders who are entitled to vote at a shareholder meeting. The record date cannot be more than 60 days before the date of the meeting.

Shareholder Proxies

Shareholders my vote in person or by proxy.

Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefacsimile, telephone or through the Internet, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the shareholders of any series or class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission.

The Trustees may appoint inspectors for any meeting of shareholders, and these inspectors are charged with, among other things, determining the authenticity, validity and effect of proxies

Shareholders may vote in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

At each shareholder meeting, the polls may be opened and closed, the proxies and ballots may be received and taken in charge, and all questions touching the qualification of voters, the validity of proxies, and acceptances or rejections of votes may be decided by two (2) inspectors of election.

Minnesota law provides that shareholders can submit proxies in writing or by telephonic transmission or authenticated electronic communication. It also provides that the Board of Directors can establish procedures whereby a record holder can certify in writing that another person is the beneficial owner of shares, and the beneficial owner then can vote the shares or appoint a proxy.

C-5

Policy	Group A	Group B	Group C
Director/Trustee Power to Amend Organizational Document	The Trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust; provided that shareholders have the right to vote on any amendment if expressly required under Delaware law or the 1940 Act, or submitted to shareholders by the Trustees at their discretion.

The Trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then Trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The Trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

The Articles of Incorporation may be amended, altered, changed or repealed in a manner prescribed by the laws of the State of Minnesota.

Termination of Corporation/Trust	The Trust and any series thereof may be terminated at any time by the Board of Trustees with written notice to shareholders. To the extent the 1940 Act expressly allows shareholders the power to vote on such terminations, the Trust or any series thereof may be terminated by a vote of a majority of shares entitled to vote.

The Trust may be terminated by the Trustees with written notice to shareholders, or by the affirmative vote of at least two-thirds of the shares of each series entitled to vote.

Any series of or class may be terminated by the affirmative vote of at least two-thirds of the shares of that series or class, or by the Trustees by written notice to the shareholders of that series or class.

In order to dissolve a Minnesota corporation, the affirmative vote of a majority of the voting power of all shares entitled to vote is required. In order to discontinue an individual class or series of shares without dissolving the corporation, an amendment to the corporation’s Articles of Incorporation is required. In order to adopt such an amendment, shareholders must approve the amendment by the affirmative vote of the greater of (i) a majority of the voting power of the shares of that class or series present and entitled to vote or (ii) a majority of the voting power of the minimum number of shares of such class or series entitled to vote that would constitute a quorum for the transaction of business at the meeting (a “Minnesota Statutory Vote”).

The Board of Directors, acting without a shareholder vote, does not have the power to dissolve the corporation or to discontinue an individual class or series of shares.

C-6

Policy	Group A	Group B	Group C
Merger or Consolidation	The Trustees have the power to cause the Trust or any series to be merged or consolidated with another trust or company. The Trustees may accomplish such merger or consolidation with written notice to shareholders but without the vote of shareholders, unless such shareholder vote is required by law.	Subject to applicable laws, the Trustees may, without shareholder consent, cause the Trust or any series to be merged or consolidated with another trust or company. The Trustees may also transfer all or a substantial portion of the Trust’s assets to another fund or company.

In most cases, any merger or exchange in which a Minnesota corporation is not the continuing entity, and any sale of all or substantially all of the corporation’s property and assets not in the usual and regular course of its business, requires the affirmative vote of a majority of the voting power of all shares entitled to vote.

Any sale of the assets belonging to an individual series of shares of a Minnesota corporation in exchange for shares of another corporation or trust or shares of another series of the corporation, while leaving other series of the corporation outstanding, would require an amendment to the corporation’s Articles of Incorporation. In order to adopt such an amendment, shareholders of that series would have to approve the amendment by a Minnesota Statutory Vote.

Removal of Directors/Trustees

A Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees.

In addition, if required by Section 16(c) of the 1940 Act, any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

Trustees may be removed with or without cause by majority vote of the Trustees.

Under Minnesota law, the Board of Directors can remove a Director by a majority vote of the remaining Directors, but only if the Director was appointed by the Board of Directors to fill a vacancy and has not subsequently been elected by shareholders.

In all other cases, a Director can only be removed by shareholder vote. In general, such removal requires the affirmative vote of the holders of a majority of the voting power of all shares entitled to vote at an election of Directors. However, where a corporation has cumulative voting (as do the Funds), unless the entire Board of Directors is removed simultaneously, a Director is not removed from the Board of Directors if there are cast against removal of the Director the votes of a proportion of the voting power sufficient to elect the Director at an election of the entire Board of Directors under cumulative voting.

C-7

Policy	Group A	Group B	Group C
Director/Trustee Committees

The Trust has two standing committees that may not be abolished: the Audit Committee and the Nominating Committee. Otherwise, the Trustees may, with a majority vote of the Trustees, appoint from their number other committees consisting of two or more Trustees which may be delegated such authority as the Trustees consider desirable. The Trustees may also abolish the non-standing committees with a majority vote of the Trustees.

Each committee may elect a chair and each committee must maintain records of its meetings and report its actions to the full Board of Trustees.

A majority of the authorized number of committee members shall constitute a quorum for the transaction of business of such committee, unless the Board of Trustees designates a lower percentage.

The Trustees may appoint from their own number and terminate committees consisting of one or more Trustees, which may exercise the powers and authority of the Trustees to the extent that the Trustees determine.

The corporation’s By-Laws provide that the Board of Directors may, by resolution passed by a majority of the whole Board of Directors, designate an Executive Committee of two or more Directors, which may meet at stated times or on notice to all by any of their number during intervals between meetings of the Board of Directors. The Executive Committee will advise with and aid the officers of the Fund in all matters concerning its interests and the management of its business, and generally perform such duties and exercise such powers as may be delegated to it from time to time by the Board of Directors.

The Board of Directors also may, by resolution passed by a majority of the whole Board of Directors, appoint any other committee or committees for any purpose or purposes, which committee or committees will have such powers as specified in the resolution of appointment. The quorum for such committee established by the Board of Directors is two members regardless of the number of members serving on the committee.

Director/Trustee Liability	Trustees will be liable to the Trust by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Trustees are not subject to personal liability, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Additionally, Trustees are not personally liable for any neglect or wrong-doing of any officer, agent, or employee of the Trust or for any act or omission of any other Trustee.

Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts.

To the full extent permitted by the laws of the State of Minnesota, no Director of the Fund will be liable to the Fund or to its shareholders for monetary damages for breach of fiduciary duty as a Director but such limit on liability will be permitted only to the extent allowable under the provisions of the 1940 Act.

Under Minnesota law, the foregoing provision is not effective to eliminate a Director’s personal liability to the Funds or its shareholders for, among other things, (i) any breach of the Director’s duty of loyalty to the corporation or its shareholders; (ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law; or (iii) any transaction from which the Director derived an improper personal benefit.

C-8

Policy	Group A	Group B	Group C
Director/Trustee Indemnification

The Trust indemnifies the Trustees against expenses, judgments, fines and settlements and other amounts actually and reasonably incurred in connection with any civil or criminal proceeding or investigations, if it is determined that the Trustee acted in good faith and reasonably believed 1) that his or her conduct was in the Trust’s best interests, and 2) that his or her conduct was at least not opposed to the Trust’s best interests, and 3) in the case of a criminal proceeding, that he or she had no reasonable cause to believe that the conduct was unlawful.

A Trustee will not, however, be indemnified 1) with respect to any matters where the Trustee is judged to be liable on the basis that a personal benefit was improperly received, whether or not the benefit resulted from action taken in that Trustee’s official capacity, 2) with respect to any matter where the Trustee is judged to be liable in the performance of his or her duty to the Trust unless the adjudicator determines that the Trustee was not liable as the result of conduct in (1) above and that the Trustee is fairly entitled to indemnification, and 3) with respect to amounts paid to settle or dispose of an action with or without court approval unless a) approved by a majority vote of a quorum of Trustees who are not parties and are disinterested persons, or b) a written opinion of counsel is obtained.

Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of a proceeding upon a written undertaking by the Trustee to repay the amount advanced if it is ultimately determined that he or she is not entitled to indemnification, together with at least on of the following conditions to the advance: 1) security for the undertaking, 2) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances, or 3) a determination by a majority of a quorum of the Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel, based on a review of the readily available facts that there is reason to believe that the Trustee ultimately will be found entitled to indemnification.

The Trust indemnifies each of its Trustees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and attorneys’ fees incurred in connection with the defense of any civil or criminal suit or action, except with respect to any matter (i) as to which a Trustee is finally adjudicated in any such action or proceeding not to have acted in good faith in reasonable belief that such Trustee’s action was in the best interests of the Trust; or (ii) where the Trustee acted in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee’s office.

Expenses, including counsel fees, so incurred by any such Trustee (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) will be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Trustee to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under the By-Laws, provided, however, that either (a) such Trustee shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, will have determined, based upon a review of readily available facts, that there is reason to believe that such Trustee will be found entitled to indemnification under the By-Laws.

Each person made or threatened to be made a party to or is involved (including, without limitation, as a witness) in any actual or threatened action, suit or proceeding whether civil, criminal, administrative, arbitration, or investigative, including a proceeding by or in the right of the Fund by reason of the former or present capacity as a Director of the Fund or who, while a Director of the Fund, is or was serving at the request of the Fund or whose duties as a Director involve or involved service as a director, officer, partner, trustee or agent of another organization or employee benefit plan, whether the basis of any proceeding is alleged action in an official capacity or in any capacity while serving as a director, officer, partner, trustee or agent, will be indemnified and held harmless by the Fund to the full extent authorized by the Minnesota Business Corporation Act, as the same or may hereafter be amended (but, in the case of any such amendment, only to the extent that such amendment permits the Fund to provide broader indemnification rights than the law permitted the Fund to provide prior to such amendment, or by any other applicable law as then in effect, against judgments, penalties, fines including, without limitation, excise taxes assessed against the person with respect to an employee benefit plan, settlements and reasonable expenses, including attorneys’ fees and disbursements, incurred in connection therewith and such indemnification will continue as to any person who has ceased to be a Director or officer and will inure to the benefit of the person’s heirs, executors and administrators provided, however, in an action brought against the Fund to enforce rights to indemnification, the Director will be indemnified only if the action was authorized by the Board of Directors of the Fund. The right to indemnification conferred by the Articles of Incorporation and By-Laws is a contract right and includes the right to be paid by the Fund in advance of the final disposition of a proceeding for expenses incurred in connection therewith provided, however, such payment of expenses will be made only upon receipt of a written undertaking by the Director to repay all amounts so paid if it is ultimately determined that the Director is not entitled to indemnification.

Any indemnification under the Articles of Incorporation or the By-Laws is not exclusive of any other rights of indemnification to which the Directors might otherwise be entitled. No indemnification will be made in violation of the Investment Company Act of 1940.

C-9

Policy	Group A	Group B	Group C
Dividends	The Trustees may declare and pay dividends and distributions to shareholders of each series from the assets of such series.	Dividends and distributions may be paid to shareholders from the Trust’s net income with the frequency as the Trustees may determine.	The corporation’s Articles of Incorporation provide that the Directors may declare and pay dividends in their discretion at any time and from time to time to the extent and from such sources as permitted by the laws of the State of Minnesota. Under Minnesota law, the Board of Directors can authorize a dividend if it determines that the corporation will be able to pay its debts in the ordinary course of business after paying the dividend.

Capitalization	The beneficial interest in the Trust shall at all times be divided into an unlimited number of shares, without par value.	The beneficial interest in the Trust shall at all times be divided into an unlimited number of shares without par value.	The Corporation’s articles of incorporation authorize the issuance of up to 10,000,000,000 shares of stock with a par value of $.01 per share. The Board of Directors can authorize the issuance of shares in such classes or series with such designations, preferences and relative, participating, optional or other special rights, or qualifications, limitations or restrictions thereof, as are stated in the Board resolution establishing the class or series. The Board of Directors can, without shareholder approval, increase or decrease the total number of authorized shares, or the authorized shares of a class or series, in the manner and to the extent set forth under “Directors’ Power to Amend Articles of Incorporation/Trustees’ Power to Amend Declaration of Trust” above.

C-10

Policy	Group A	Group B	Group C
Number of Directors/Trustees and Vacancies

The number of Trustees may be fixed by the Trustees from time to time by a written instrument signed, or a resolution approved at a duly constituted meeting, by a majority of the Trustees. Provided, however, that the number of Trustees cannot be fewer than 1 or more than 15.

Vacancies in the Board of Trustees may be filled by a majority of the remaining Trustees, even if less than a quorum, or by a sole remaining Trustee, unless the Trustees call a meeting of shareholders for the purpose of electing Trustees. In the event that at any time less than a majority of the Trustees holding office at that time were so elected by shareholders, the Board of Trustees will hold a shareholders’ meeting within 60 days for the election of Trustees to fill such vacancies on the board.

The Trustees may fix the number of Trustees, fill vacancies in the Trustees, including vacancies arising from an increase in the number of Trustees, or remove Trustees with or without cause.

Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

There may be no fewer than two or more than 15 Directors. If a vacancy occurs in the Board of Directors by reason of death, resignation or otherwise, such vacancy may be filled for the unexpired term by a majority vote of the remaining Directors, even if the remaining number of Directors is less than a quorum.

Independent Chair of the Board	The Declaration of Trust does not require an independent chair of the Board of Trustees.	The Declaration of Trust and By-Laws do not require an independent chair of the board of Trustees.	The Corporation’s By-Laws require the Board of Directors to elect one independent member to serve as Chair of the Board of Directors whose duties include serving as the lead independent Director.

C-11

Policy	Group A	Group B	Group C
Inspection of Books and Records	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the Trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the Trust where it may be inspected by any shareholder.	Minnesota law requires the corporation (each Fund) to keep (i) a share register containing the names and addresses of its shareholders and the number and classes of shares held by each; (ii) records of all proceedings of shareholders for the last three years; (iii) records of all proceedings of the Board of Directors for the last three years; (iv) its Articles of Incorporation and Bylaws, as amended; (v) certain financial statements which Minnesota law requires the corporation (each Fund) to prepare; (vi) all reports to shareholders generally within the last three years; and (vii) a statement of the names and usual business addresses of its Directors and principal officers. The Fund’s shareholders and beneficial owners have the right, upon written demand stating the purpose, at any reasonable time to examine and copy those records which are reasonably related to the stated purpose, provided that the stated purpose is reasonably related to the person’s interest as a shareholder or beneficial owner.

Involuntary Redemption of Accounts	The Trustees may redeem, repurchase and transfer shares pursuant to applicable law.	The Trust has the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the Trustees of the outstanding shares of the Trust or of any series or class.	The Fund may redeem the shares of a shareholder if the amount invested is less than an amount determined by the Board of Directors and set forth in the current Fund prospectus.

C-12

D. Executive Officer and Director Information

Information regarding the current executive officers of the Columbia Funds Series Trust, and the principal executive officer and directors of Columbia Management, is shown below.

Name, Year of Birth and Address	Position with the Trust and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111	President (Principal Executive Officer) (2009)	Senior Vice President and General Manager – Mutual Fund Products (2010)	President, RiverSource Funds since 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Start Funds, December 2000 – December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 – December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 – October 2004

Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111	Senior Vice President and Chief Financial Officer (Principal Financial Officer) (2009)	Vice President (2010)	Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President, Secretary and Chief Legal Officer (2010)	Vice President and Chief Legal Officer (2005)	Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

Linda J. Wondrack (Born 1964) One Financial Center Boston, MA 02111	Senior Vice President and Chief Compliance Officer (2007)	Vice President and Chief Compliance Officer (2010)	Vice President, RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

William F. Truscott (Born 1960) 53600 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President (2010)	Chairman of the Board (previously President, Chairman of the Board and Chief Investment Officer from 2001 to April 2010) (2001)	Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958) One Financial Center Boston, MA 02111	Senior Vice President (2010)	Director and Chief Investment Officer (2010)	Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

D-1

Name, Year of Birth and Address	Position with the Trust and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael A. Jones (Born 1959) 100 Federal Street Boston, MA 02110	Senior Vice President (2010)	President and Director (2010)	President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Vice President, RiverSource Funds, since 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Amy K. Johnson (Born 1965) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President (2010)	Senior Vice President and Chief Operating Officer (2010)	Chief Administrative Officer, Columbia Management, 2009 – April 2010 (previously Vice President – Asset Management and Trust Company Services, 2006 – 2009 and Vice President – Operations and Compliance, 2004 – 2006); Vice President, RiverSource Funds, since 2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc. 2001 – 2004

Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111	Treasurer and Chief Accounting Officer (2008)	Vice President, Mutual Fund Administration (2010)	Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968) One Financial Center Boston, MA 02111	Deputy Treasurer (2010)	Vice President, Mutual Fund Administration (2010)	Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

Julian Quero (Born 1967) One Financial Center Boston, MA 02111	Deputy Treasurer (2008)	Vice President, Mutual Fund Administration (2010)	Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02111	Vice President (2006)	President and Director (2010)	President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Kathryn Thompson (Born 1967) One Financial Center Boston, MA 02111	Assistant Treasurer (2006)	[None]	Director, Mutual Fund Accounting Oversight and Treasury of Columbia Management, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Paul B. Goucher (Born 1968) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary (2010)	[None]	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Ryan C. Larrenaga (Born 1970) One Financial Center Boston, MA 02111	Assistant Secretary (2005)	[None]	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

D-2

Name, Year of Birth and Address	Position with the Trust and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher O. Petersen (Born 1970) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary (2010)	[None]	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

Brian J. McGrane [ADDRESS]	[None]	Director, Senior Vice President and Chief Financial Officer	[•]

D-3

Exhibit E. Trustee Compensation

Total trustees’ fees paid by Columbia Small Cap Growth Fund II and the Columbia Funds Series Trust to the Independent Trustees and Interested Trustees are listed below. No trustee listed below received pension or retirement benefits accrued as part of the Fund’s expenses in the Fund’s last fiscal year. All trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Columbia Nations Board or standing committees, which are not reflected in the amounts shown.

Independent Trustee Compensation from Columbia Small Cap Growth Fund II

	Aggregate Compensation from Fund Independent Trustees
	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]
Fund

Columbia Small Cap Growth Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

[1]

During the calendar year ended December 31, 2009, Mr. Boudreau deferred $81,627 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Boudreau’s account thereunder was $286,846.

[2]

During the calendar year ended December 31, 2009, Mr. Carmichael deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Carmichael’s account thereunder was $1,056,273.

[3]

During the calendar year ended December 31, 2009, Ms. Shaw deferred $132,587 of her total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Ms. Shaw’s account thereunder was $576,224.

[4]

During the calendar year ended December 31, 2009, Mr. Hilliard deferred $31,154 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Hilliard’s account thereunder was $605,201.

[5]

During the calendar year ended December 31, 2009, Mr. Hawkins deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Hawkins’s account thereunder was $0.

[6]

During the calendar year ended December 31, 2009, Mr. Nagorniak deferred $69,170 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Nagorniak’s account thereunder was $130,303.

Interested Trustee Compensation from the Funds

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
Columbia Small Cap Growth Fund II	$4,139
Amount deferred	$1,931

[7]

During the calendar year ended December 31, 2009, Dr. Santomero deferred $122,207 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Dr. Santomero’s account thereunder was $203,951.

Independent Trustee Compensation for the Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009
Edward J. Boudreau, Jr.	$295,000
William P. Carmichael	$357,500
Minor M. Shaw	$287,500
R. Glenn Hilliard	$290,000
William A. Hawkins	$297,500
John J. Nagorniak	$250,000

Interested Trustee Compensation for the Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Funds Complex Paid to Interested Trustees for the Calendar Year Ended December 31, 2009
Anthony M. Santomero	$265,000

E-1

F. Share Ownership of Nominees

As of December 31, 2009, the Nominees and officers of Columbia Funds Series Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Nominee, the value of investments in shares of each Fund beneficially owned by the Nominee. It also shows the aggregate value of all investments in shares of the Combined Funds Complex overseen or to be overseen by the Nominees, including notional amounts owned through the Deferred Compensation Agreement. Ownership information is presented in the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Nominee Ownership as of December 31, 2009

Fund	Kathleen Blatz	Edward J. Boudreau, Jr.	Pamela G. Carlton	William P. Carmichael	Patricia M. Flynn	William A. Hawkins
Columbia Small Cap Growth Fund II	N/A	B	N/A	D	N/A	A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee (including notional amounts owned through the Deferred Compensation Agreement)	E	E	E*	E	E*	A

Fund	R. Glenn Hilliard	Stephen R. Lewis, Jr.	John F. Maher	John J. Nagorniak	Catherine James Paglia	Leroy C. Richie
Columbia Small Cap Growth Fund II	A	N/A	N/A	A	N/A	N/A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee (including notional amounts owned through the Deferred Compensation Agreement)	E	E*	E*	E	E*	E

Fund	Alison Taunton- Rigby	Minor M. Shaw
Columbia Small Cap Growth Fund II	N/A	A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee (including notional amounts owned through the Deferred Compensation Agreement)	E	E

Interested Nominee Ownership as of December 31, 2009

Fund	William F. Truscott	Anthony M. Santomero
Columbia Small Cap Growth Fund II	[•]	A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee (including notional amounts owned through the Deferred Compensation Agreement)		E

*	Total includes deferred compensation invested in share equivalents.

F-1

G. Columbia Funds Series Trust’s Governance Committee Charter

1.	Membership. The governance committees (each, a “Governance Committee” and collectively, the “Governance Committees”) of the Boards of Trustees (the “Boards”) of Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust (each, a “Fund Company” and collectively, the “Fund Companies”) shall be composed entirely of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of any Fund Company’s series (each, a “Fund” and collectively, the “Funds”), or any Fund’s investment adviser or principal underwriter (the “Independent Trustees”).

Each Board shall designate the members of its Governance Committee and shall either designate the Chairman or approve the method of selecting the Chairman. Each Governance Committee may include advisory members and/or “ex officio” members, who shall be entitled to participate in all meetings but shall not be entitled to vote with respect to matters considered by such Governance Committee. Unless the Chairman of a Fund Company’s Board is designated as a full member of that Board’s Governance Committee, the Chairman of the Board shall be an ex officio member of that Governance Committee.

2.	Purpose. Each Governance Committee has been established to make recommendations to its Board on issues related to the Independent Trustees and the composition and operation of the Board and to assume the duties, responsibilities and functions of the Board’s pre-existing Nominating Committee together with such additional duties, responsibilities and functions as are delegated to it from time to time.

The primary responsibilities of each Governance Committee include:

a.	generally overseeing issues of corporate governance of the Fund Companies;

b.	nominating Independent Trustees;

c.	addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment adviser or sub-adviser or any control affiliate thereof (“Unaffiliated Trustees”), including deferred compensation and retirement policies; and

d.	evaluating its Board and the Board’s committee structure as often as the Governance Committee deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion.

3.	Specific Responsibilities and Powers. Each Governance Committee has the responsibility and power to:

a.	consider, as it deems necessary or appropriate, the candidacy of persons to fill existing or newly created Trustee vacancies, taking into consideration, among other factors that each Governance Committee may determine in its sole judgment, any or all of the following attributes: leadership, independence, interpersonal skills, financial acumen, business experience, industry knowledge and diversity of background or viewpoint. In considering candidates, each Board and its Governance Committee believe that no specific qualification or characteristic is controlling or paramount, or that specific qualities or skills are necessary for each candidate to possess;

b.	periodically assess, as it deems necessary or appropriate, the criteria for selection of potential Independent Trustees;

c.	identify and evaluate Independent Trustee candidates according to the relevant criteria;

d.

consider candidates submitted by shareholders or from other sources as it deems appropriate. Each Governance Committee shall be solely responsible for the selection and recommendation of candidates to its Board. Any recommendation should be submitted to Columbia Funds, c/o Secretary, at the principal address shown on its registration statement. Any submission should include at a minimum the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of any Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such stockholder believes such individual would or would not qualify as an Independent Trustee, and information regarding

G-1

such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules thereunder (including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).

In the case of any Fund Company holding a meeting of shareholders for the election of Trustees, shareholder submissions will be considered for inclusion in the Fund’s proxy statement only if submitted by a date not earlier than the 365th calendar day before, and not later than the 60th calendar day before, the date on which the Fund Company’s Board has set a meeting date for the shareholder meeting at which the election of Trustees is to be considered. Any such submission must also contain such information as may be required by any relevant rule or regulation;

e.	periodically review and make recommendations to its full Board regarding Unaffiliated Trustee compensation;

f.	initiate, oversee and recommend changes to retirement and deferred compensation plans for its Unaffiliated Trustees;

g.	consider, oversee and implement any evaluation process of its Board, which may include evaluation of the structure, frequency and length of meetings, the structure and composition of the Board and Governance Committee and the general deliberative process of the Board, including information flow;

h.	report its activities to its full Board and to make such recommendations with respect to the matters described above and other matters as the Governance Committee may deem necessary or appropriate;

i.	establish, arrange for and coordinate the participation in, new Trustee orientation and continuing education or information programs for Trustees, as they deem appropriate. Any related costs shall be borne by the Funds; and

j.	evaluate on at least an annual basis the independence of counsel to the Independent Trustees, to make recommendations to the Independent Trustees regarding their determination of such counsel’s status as an “independent legal counsel” under applicable SEC rules, and to address matters relating to such engagement as the Committee deems appropriate.

4.	Procedural Matters.

a.	Each Governance Committee shall meet as often as it deems necessary. Each Governance Committee shall record minutes of meetings and shall invite management, counsel and representatives of service providers to attend meetings and provide information to each such Governance Committee as it may consider appropriate.

b.	Each Governance Committee shall conduct an annual self-evaluation of its performance and review this Charter as often as it deems appropriate in order to recommend any changes to its full Board. Each Governance Committee shall have such further responsibilities as are given to it from time to time by the Board. Each Governance Committee shall consult, as often as it deems appropriate, with management and counsel to the Company and to the Independent Trustees as to legal or regulatory developments affecting their responsibilities.

c.	Each Governance Committee shall have the resources and authority appropriate to discharge its responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of the Funds. Each Governance Committee shall have the sole authority to retain and terminate any search firm to be used to identify Trustee candidates, including sole authority to approve the search firm’s fee and other retention terms.

Adopted: August 24, 2000

Last Amended: February 25, 2009

G-2

STATEMENT OF ADDITIONAL INFORMATION

[—], 2010

This Statement of Additional Information (the “SAI”) relates to the following proposed reorganizations (the “Reorganizations”):

1.	Reorganization of Columbia Blended Equity Fund, a series of Columbia Funds Series Trust I (a “Selling Fund”) into Columbia Large Cap Core Fund, a series of Columbia Funds Series Trust (a “Buying Fund”).

2.	Reorganization of each of Columbia Select Opportunities Fund, a series of Columbia Funds Series Trust I, and Columbia Mid Cap Core Fund, a series of Columbia Funds Series Trust I, (each a “Selling Fund”) into Columbia Strategic Investor Fund, a series of Columbia Funds Series Trust I (a “Buying Fund”).

3.	Reorganization of Columbia Small Cap Growth Fund II, a series of Columbia Funds Series Trust (a “Selling Fund”) into Columbia Small Cap Growth Fund I, a series of Columbia Funds Series Trust I (a “Buying Fund”).

4.	Reorganization of Columbia Disciplined Value Fund, a series of Columbia Funds Series Trust I (a “Selling Fund”), into Columbia Large Value Quantitative Fund (formerly RiverSource Disciplined Large Cap Value Fund), a series of RiverSource Investment Series, Inc. (a “Buying Fund”).

This SAI contains information which may be of interest to shareholders of the Selling Funds but which is not included in the combined Prospectus/Proxy Statement dated [—] (the “Proxy Statement/Prospectus”) which relates to the Reorganizations. As described in the Proxy Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Selling Fund in exchange for shares of the Buying Fund and the assumption of all the liabilities of each Selling Fund by the Buying Fund. Each Selling Fund would distribute the Buying Fund shares it receives to its shareholders in complete liquidation of each Selling Fund. This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Buying Funds at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, or by calling 800.345.6611.

Additional Information About Each Buying Fund	1

Independent Registered Public Accounting Firms	3

Financial Statements	3

Appendix A – Statement of Additional Information of Columbia Large Cap Core Fund	A-1

Appendix B – Statement of Additional Information of Columbia Strategic Investor Fund and Columbia Small Cap Growth Fund I	B-1

Appendix C – Statement of Additional Information of Columbia Large Value Quantitative Fund	C-1

Appendix D – Pro forma financial statements of Columbia Large Cap Core Fund, Columbia Strategic Investor Fund, Columbia Small Cap Growth Fund I and Columbia Large Value Quantitative Fund	D-1

ADDITIONAL INFORMATION ABOUT EACH BUYING FUND

Attached hereto as Appendix A is the Statement of Additional Information of the Columbia Large Cap Core Fund dated September 27, 2010 as supplemented.

Attached hereto as Appendix B is the Statement of Additional Information of Columbia Strategic Investor Fund and Columbia Small Cap Growth Fund I, dated November 1, 2010 as supplemented.

1

Attached hereto as Appendix C is the Statement of Additional Information of Columbia Large Value Quantitative Fund, dated October 29, 2010 as supplemented.

2

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, is the independent registered public accounting firm for Columbia Large Cap Core Fund, Columbia Strategic Investor Fund and Columbia Small Cap Growth Fund I, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. Ernst & Young, LLP, located at 220 South 6th Street, Suite 1400, Minneapolis, MN 55402, is the independent registered public accounting firm for Columbia Large Value Quantitative Fund, providing audit and other accounting and tax-related services as requested by Columbia Large Value Quantitative Fund. The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Large Cap Core Fund’s Annual Report to Shareholders for the fiscal year ended February 28, 2010 and Semiannual Report to Shareholders for the Period ended August 31, 2010; Columbia Strategic Investor Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2010; Columbia Small Cap Growth Fund I’s Annual Report to Shareholders for the fiscal year ended August 31, 2010 and Columbia Large Value Quantitative Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2009 and Semiannual Report to Shareholders for the Period ended March 31, 2010 are incorporated by reference into this SAI. The audited financial statements for Columbia Large Cap Core Fund, Columbia Strategic Investor Fund and Columbia Small Cap Growth Fund I included in their respective Annual Reports to Shareholders and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, given on their authority as experts in auditing and accounting. The audited financial statements for Columbia Large Value Quantitative Fund incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of Ernst & Young LLP, given on their authority as experts in auditing and accounting. The audited financial statements for Columbia Blended Equity Fund; Columbia Select Opportunities Fund; Columbia Mid Cap Core Fund; Columbia Small Cap Growth Fund II; and Columbia Disciplined Value Fund incorporated by reference to the Proxy Statement/Prospectus have been so included and incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, given on their authority as experts in auditing and accounting.

FINANCIAL STATEMENTS

Pro forma financial statements of the Buying Funds for the Reorganizations are attached hereto as Appendix D.

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Appendix A – Statement of Additional Information of Columbia Large Cap Core Fund

A-1

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 27, 2010

Fund
Columbia Asset Allocation Fund II
Class A: PHAAX	Class B: NBASX	Class C: NAACX	Class Z: NPRAX
Columbia California Intermediate Municipal Bond Fund
Class A: NACMX	Class B: —	Class C: —	Class Z: NCMAX
Columbia Convertible Securities Fund
Class A: PACIX	Class B: NCVBX	Class C: PHIKX	Class I: —
Class Z: NCIAX
Columbia Georgia Intermediate Municipal Bond Fund
Class A: NGIMX	Class B: NGITX	Class C: NGINX	Class Z: NGAMX
Columbia Global Value Fund
Class A: NVVAX	Class B: NGLBX	Class C: NCGLX	Class Z: NVPAX
Columbia High Income Fund
Class A: NAHAX	Class B: NHYBX	Class C: NYICX	Class Z: NYPAX
Columbia International Value Fund
Class A: NIVLX	Class B: NBIVX	Class C: NVICX	Class I: —
Class R: CIVRX	Class Z: EMIEX
Columbia Large Cap Core Fund
Class A: NSGAX	Class B: NSIBX	Class C: NSGCX	Class I: —
Class W: CLCWX	Class Z: NSEPX
Columbia Large Cap Enhanced Core Fund
Class A: NMIAX	Class R: CCERX	Class I: —	Class Y: CECYX
Class Z: NMIMX
Columbia Large Cap Index Fund
Class A: NEIAX	Class B: CLIBX	Class Z: NINDX
Columbia Large Cap Value Fund
Class A: NVLEX	Class B: NVLNX	Class C: NVALX	Class I: —
Class R: CVURX	Class W: CLVWX	Class Y: CLCYX	Class Z: NVLUX
Columbia LifeGoal® Balanced Growth Portfolio
Class A: NBIAX	Class B: NLBBX	Class C: NBICX	Class R: CLBRX
Class Z: NBGPX
Columbia LifeGoal® Growth Portfolio
Class A: NLGIX	Class B: NLGBX	Class C: NLGCX	Class R: CLGRX
Class Z: NGPAX
Columbia LifeGoal® Income and Growth Portfolio
Class A: NLGAX	Class B: NLIBX	Class C: NIICX	Class R: CLIRX
Class Z: NIPAX
Columbia LifeGoal® Income Portfolio
Class A: NLFAX	Class B: NLOBX	Class C: NLFCX	Class Z: CLGZX
Columbia Marsico 21st Century Fund
Class A: NMTAX	Class B: NMTBX	Class C: NMYCX	Class R: CMTRX
Class Z: NMYAX
Columbia Marsico Focused Equities Fund
Class A: NFEAX	Class B: NFEBX	Class C: NFECX	Class I: —
Class Z: NFEPX
Columbia Marsico Global Fund
Class A: COGAX	Class C: COGCX	Class R: COGRX	Class Z: COGZX

Fund
Columbia Marsico Growth Fund
Class A: NMGIX	Class B: NGIBX	Class C: NMICX	Class I: —
Class R: CMWRX	Class W: CMSWX	Class Z: NGIPX
Columbia Marsico International Opportunities Fund
Class A: MAIOX	Class B: MBIOX	Class C: MCIOX	Class I: —
Class R: CMORX	Class Z: NMOAX
Columbia Maryland Intermediate Municipal Bond Fund
Class A: NMDMX	Class B: NMITX	Class C: NMINX	Class Z: NMDBX
Columbia Masters International Equity Portfolio
Class A: CMTAX	Class B: CMTBX	Class C: CMTCX	Class R: CMERX
Class Z: CMTZX
Columbia Mid Cap Index Fund
Class A: NTIAX	Class R: —	Class Z: NMPAX
Columbia Mid Cap Value Fund
Class A: CMUAX	Class B: CMUBX	Class C: CMUCX	Class I: —
Class R: CMVRX	Class R4*: —	Class W: CMUWX	Class Y: CMVYX
Class Z: NAMAX
Columbia Multi-Advisor International Equity Fund
Class A: NIIAX	Class B: NIENX	Class C: NITRX	Class I: —
Class R: CIERX	Class R4*: —	Class W: CMAWX	Class Z: NEIQX
Columbia North Carolina Intermediate Municipal Bond Fund
Class A: NNCIX	Class B: NNITX	Class C: NNINX	Class Z: NNIBX
Columbia Overseas Value Fund
Class A: ––	Class C: —	Class R: —	Class Z: COSZX
Columbia Short Term Bond Fund
Class A: NSTRX	Class B: NSTFX	Class C: NSTIX	Class I: ––
Class R: CSBRX	Class R4*: —	Class W: CSBWX	Class Y: CSBYX
Class Z: NSTMX
Columbia Short Term Municipal Bond Fund
Class A: NSMMX	Class B: NSMNX	Class C: NSMUX	Class Z: NSMIX
Columbia Small Cap Growth Fund II
Class A: NSCGX	Class B: NCPBX	Class C: NCPCX	Class Z: PSCPX
Columbia Small Cap Index Fund
Class A: NMSAX	Class Z: NMSCX
Columbia Small Cap Value Fund II
Class A: COVAX	Class B: COVBX	Class C: COVCX	Class I: —
Class R: CCTRX	Class Z: NSVAX
Columbia South Carolina Intermediate Municipal Bond Fund
Class A: NSCIX	Class B: NISCX	Class C: NSICX	Class Z: NSCMX
Columbia Total Return Bond Fund
Class A: NSFAX	Class B: NSFNX	Class C: NSFCX	Class Z: NSFIX
Columbia Virginia Intermediate Municipal Bond Fund
Class A: NVAFX	Class B: NVANX	Class C: NVRCX	Class Z: NVABX
Columbia Corporate Bond Portfolio
Shares: NCOBX
Mortgage- and Asset-Backed Portfolio
Shares: NMTGX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

C-6518 A (9/10)

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

Asset Allocation Fund II	Columbia Asset Allocation Fund II

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Brandes	Brandes Investment Partners, L.P.

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California Intermediate Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the RiverSource, Threadneedle and Seligman brands and funds using the Columbia brand

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex using the Columbia brand

Convertible Securities Fund	Columbia Convertible Securities Fund

Custodian or State Street	State Street Bank and Trust Company

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

FDIC	Federal Deposit Insurance Corporation

Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of Columbia Funds Master Investment Trust, LLC (CMIT)

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

Georgia Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund

Global Value Fund	Columbia Global Value Fund

GNMA	Government National Mortgage Association

High Income Fund	Columbia High Income Fund

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

International Value Fund	Columbia International Value Fund

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Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Adviser

Investment Sub-Advisory Agreement	The investment subadvisory agreement among the Trust on behalf of the Fund(s), the Adviser and a Fund’s investment subadviser(s), as the context may require

IRS	United States Internal Revenue Service

Large Cap Core Fund	Columbia Large Cap Core Fund

Large Cap Enhanced Core Fund	Columbia Large Cap Enhanced Core Fund

Large Cap Index Fund	Columbia Large Cap Index Fund

Large Cap Value Fund	Columbia Large Cap Value Fund

LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio

LifeGoal® Growth Portfolio	Columbia LifeGoal® Growth Portfolio

LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio

LifeGoal® Income Portfolio	Columbia LifeGoal® Income Portfolio

LifeGoal® Portfolios	Each of LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, LifeGoal® Income and Growth Portfolio and LifeGoal® Income Portfolio

LIBOR	London Interbank Offered Rate

MacKay Shields	MacKay Shields LLC, the investment subadviser to High Income Fund

Marsico	Marsico Capital Management, LLC

Marsico 21st Century Fund	Columbia Marsico 21st Century Fund

Marsico Focused Equities Fund	Columbia Marsico Focused Equities Fund

Marsico Global Fund	Columbia Marsico Global Fund

Marsico Growth Fund	Columbia Marsico Growth Fund

Marsico International Opportunities Fund	Columbia Marsico International Opportunities Fund

Maryland Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund

Masters International Equity Portfolio	Columbia Masters International Equity Portfolio

Mid Cap Index Fund	Columbia Mid Cap Index Fund

Mid Cap Value Fund	Columbia Mid Cap Value Fund

Moody’s	Moody’s Investors Service, Inc.

Multi-Advisor International Equity Fund	Columbia Multi-Advisor International Equity Fund

NASDAQ	National Association of Securities Dealers Automated Quotations system

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North Carolina Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Overseas Value Fund	Columbia Overseas Value Fund

The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Short Term Bond Fund	Columbia Short Term Bond Fund

Short Term Municipal Bond Fund	Columbia Short Term Municipal Bond Fund

Small Cap Growth Fund II	Columbia Small Cap Growth Fund II

Small Cap Index Fund	Columbia Small Cap Index Fund

Small Cap Value Fund II	Columbia Small Cap Value Fund II

South Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund

Total Return Bond Fund	Columbia Total Return Bond Fund

4

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Virginia Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

5

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes, and the Adviser had approximately $301.8 billion assets under management as of June 30, 2010.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with a fiscal year end of February 28

On or about September 26, 2005, the names of certain of the Funds were changed as follows: Nations Convertible Securities Fund to Columbia Convertible Securities Fund, Nations Value Fund to Columbia Large Cap Value Fund, Nations Marsico 21st Century Fund to Columbia Marsico 21st Century Fund, Nations MidCap Value Fund to Columbia Mid Cap Value Fund, Nations SmallCap Value Fund to Columbia Small Cap Value Fund II, Nations Strategic Growth Fund to Columbia Large Cap Core Fund, Nations Marsico Focused Equities Fund to Columbia Marsico Focused Equities Fund, Nations Marsico Growth Fund to Columbia Marsico Growth Fund, Nations Small Company Fund to Columbia Small Cap Growth Fund II, Nations Global Value Fund to Columbia Global Value Fund, Nations Marsico International Opportunities Fund to Columbia Marsico International Opportunities Fund, Nations International Equity Fund to Columbia Multi-Advisor International Equity Fund, Nations International Value Fund to Columbia International Value Fund, Nations LargeCap Index Fund to Columbia Large Cap Index Fund, Nations MidCap Index Fund to Columbia Mid Cap Index Fund, Nations SmallCap Index Fund to Columbia Small Cap Index Fund and Nations LargeCap Enhanced Core Fund to Nations Large Cap Enhanced Core Fund.

On February 28, 2008, each of Large Cap Core Fund, Marsico Focused Equities Fund and Small Cap Growth Fund II converted from a feeder fund in a master/feeder structure to a stand-alone fund. On November 10, 2008, Marsico Growth Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund.

Prior to August 2006, Convertible Securities Fund, Global Value Fund, Large Cap Value Fund, Marsico 21st Century Fund, Marsico International Opportunities Fund, Multi-Advisor International Equity Fund, Mid Cap Value Fund, Small Cap Value Fund II, Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Large Cap Enhanced Core Fund each had a fiscal year end of March 31.

Prior to October 2007, International Value Fund, Large Cap Core Fund, Marsico Focused Equities Fund, Marsico Growth Fund and Small Cap Growth Fund II each had a fiscal year end of March 31.

International Value Fund is a Feeder Fund that seeks to achieve its investment objective by investing substantially all of its assets in another mutual fund (the Master Portfolio) with the same investment objective, principal investment strategies and investment risks. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC. As of March 30, 2007, Columbia Funds Master Investment Trust, LLC converted from a Delaware statutory trust to a Delaware limited liability company. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this SAI.

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Each of the Funds represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is diversified, except Marsico Focused Equities Fund. Each of the Funds has a fiscal year end of February 28. For more information on the classes of shares offered by the Funds, see Capital Stock and Other Securities.

Funds with a fiscal year end of March 31

On September 26, 2005, the names of certain of the Funds were changed as follows: Asset Allocation Fund to Columbia Asset Allocation Fund II, Nations California Intermediate Municipal Bond Fund to Columbia California Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund to Columbia Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund to Columbia Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund to Columbia North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund to Columbia South Carolina Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund to Columbia Virginia Intermediate Municipal Bond Fund, Nations Short-Term Income Fund to Columbia Short Term Bond Fund, Nations Short-Term Municipal Income Fund to Columbia Short Term Municipal Bond Fund, Nations Bond Fund to Columbia Total Return Bond Fund, Nations High Yield Bond Fund to Columbia High Income Fund, Nations LifeGoal® Growth Portfolio to Columbia LifeGoal® Growth Portfolio, Nations LifeGoal® Balanced Growth Portfolio to Columbia LifeGoal® Balanced Growth Portfolio, Nations LifeGoal® Income and Growth Portfolio to Columbia LifeGoal® Income and Growth Portfolio and Nations LifeGoal® Income Portfolio to Columbia LifeGoal® Income Portfolio.

On February 28, 2008, High Income Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund.

Each of the LifeGoal® Portfolios is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

Masters International Equity Portfolio was first offered as a series of the Trust on February 15, 2006. The Portfolio is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

Each of the Funds represents a separate series of the Trust and, except for the Maryland Intermediate Municipal Bond Fund, is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31. For more information on the classes of shares offered by the Funds, see Capital Stock and Other Securities.

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ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Overseas Value Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

8

4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief obtained by the Fund.

Each Fund other than Overseas Value Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies;

2.	Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate;

3.	Purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds;

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds; and

7.

Except Marsico Focused Equities Fund and Maryland Intermediate Municipal Bond Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the

9

securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

As a matter of fundamental policy, under normal circumstances, California Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund, each will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

As a matter of fundamental policy, under normal circumstances, Short Term Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities(a)	May not sell securities short(b)	May not purchase securities of other investment companies(c)	Provides 60 day notice in connection with Rule 35d-1 changes(d)
Asset Allocation Fund II	✓	✓	✓
California Intermediate Municipal Bond Fund	✓	✓	✓
Convertible Securities Fund	✓	✓	✓	✓
Corporate Bond Portfolio	✓	✓	✓	✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓
Global Value Fund	✓	✓	✓	✓
High Income Fund	✓	✓	✓	✓
International Value Fund	✓	✓	✓	✓
Large Cap Core Fund	✓	✓	✓	✓
Large Cap Enhanced Core Fund	✓	✓	✓	✓
Large Cap Index Fund	✓	✓	✓	✓
Large Cap Value Fund	✓	✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓
LifeGoal® Growth Portfolio	✓	✓	✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓
LifeGoal® Income Portfolio	✓	✓	✓
Marsico 21st Century Fund	✓	✓	✓	✓
Marsico Focused Equities Fund	✓	✓	✓	✓
Marsico Global Fund	✓	✓	✓	✓
Marsico Growth Fund	✓	✓	✓	✓
Marsico International Opportunities Fund	✓	✓	✓	✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓
Masters International Equity Portfolio	✓	✓	✓	✓
Mid Cap Index Fund	✓	✓	✓	✓
Mid Cap Value Fund	✓	✓	✓	✓
Mortgage- and Asset- Backed Portfolio	✓	✓	✓	✓
Multi-Advisor International Equity Fund	✓	✓	✓	✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓
Overseas Value Fund	✓	✓	✓

10

Fund	May Not Invest more than 15% of its net assets in illiquid securities(a)	May not sell securities short(b)	May not purchase securities of other investment companies(c)	Provides 60 day notice in connection with Rule 35d-1 changes(d)
Short Term Bond Fund	✓	✓	✓	✓
Short Term Municipal Bond Fund	✓	✓	✓	✓
Small Cap Growth Fund II	✓	✓	✓	✓
Small Cap Index Fund	✓	✓	✓	✓
Small Cap Value Fund II	✓	✓	✓	✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓
Total Return Bond Fund	✓	✓	✓	✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Marsico Focused Equities Fund and Maryland Intermediate Municipal Bond Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Funds total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Fund to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Adviser may, subject to certain conditions, pool their uninvested cash balances in one or more joint

11

accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, the Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Fund Investments

Investment Type	Asset Allocation Fund II	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	Global Value Fund	High Income Fund	International Value Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓

12

Investment Type	Asset Allocation Fund II	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	Global Value Fund	High Income Fund	International Value Fund
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings			✓	✓		✓	✓	✓
Investing in a Master Portfolio								✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓		✓
Municipal Securities	✓	✓		✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓		✓
Standby Commitments	✓
Stripped Securities	✓		✓	✓		✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓

13

Investment Type	Asset Allocation Fund II	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	Global Value Fund	High Income Fund	International Value Fund
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓		✓
Warrants and Rights	✓		✓	✓		✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓		✓	✓		✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates					✓	✓	✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓		✓	✓	✓	✓	✓
Investing in a Master Portfolio					✓	✓	✓	✓

14

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities					✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Standby Commitments					✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates							✓

15

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓		✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Municipal Securities			✓			✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓

16

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓
Standby Commitments			✓				✓
Stripped Securities	✓	✓	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓		✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓		✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓

17

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓		✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings		✓	✓	✓		✓	✓	✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓		✓	✓
Municipal Securities			✓		✓		✓	✓
Participation Interests	✓	✓	✓	✓	✓		✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓		✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓	✓			✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓		✓	✓
Warrants and Rights	✓	✓	✓	✓		✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓		✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓		✓	✓

Investment Type	Small Cap Growth Fund II	Small Cap Index Fund	Small Cap Value Fund II	South Carolina Intermediate Municipal Bond Fund	Total Return Bond Fund	Virginia Intermediate Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓

18

Investment Type	Small Cap Growth Fund II	Small Cap Index Fund	Small Cap Value Fund II	South Carolina Intermediate Municipal Bond Fund	Total Return Bond Fund	Virginia Intermediate Municipal Bond Fund
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓		✓		✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓
Municipal Securities				✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

19

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered

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Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

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Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status.

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Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market

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indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

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Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of

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one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such

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investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

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Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being

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made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the

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futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of

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fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an

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index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

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Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

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A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

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Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

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Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each

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total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

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Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer

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of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance

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company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investing in a Master Portfolio

Investing in a Master Portfolio is the way in which the Fund may seek to achieve its investment objective. The 1940 Act permits the Fund, under certain conditions, to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, the Fund (the Feeder Fund) invests all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks as the Feeder Fund. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC, which is organized as a limited liability company under the laws of the State of Delaware, and is itself a registered investment company in the Columbia Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with other Master Portfolios, may invest in the Master Portfolio from time to time. Accordingly, there also may be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio that may have higher or lower fees and expenses than those of the Feeder Fund and that, therefore, may have different performance results than the Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale. For example, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to the Feeder Fund alone, as well as, over time, to enjoy other benefits associated with achieving economies of scale.

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Investing in a Master Portfolio is subject to certain risks. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund’s shareholders). This could cause the Feeder Fund to withdraw its investment in the Master Portfolio. The Feeder Fund also may withdraw its investment in the Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action should be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having, for example, the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment adviser to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and the Feeder Fund, such as decreased economies of scale and increased per share operating expenses.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by

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Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase

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agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA

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and FHLMC mortgage-backed securities that concluded in December 2009. Although the U.S. Government has provided support to FNMA and FHLMC, there can be no assurances that it will support these and other government sponsored enterprises in the future.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special

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purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to

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budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the economic conditions, legal matters and key risks associated with investments in certain states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from

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the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

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Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to

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provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

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U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate

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obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

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Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at

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which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

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In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of the Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, the Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by the Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. The Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to the Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, the Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

The Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. The Fund may invest some or all of such cash collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and the Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

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Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) days following the month-end.

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The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Adviser’s legal department, the

57

Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

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IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

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IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, subadviser for certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

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INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 100 Federal Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

The International Value Fund is a Feeder Fund and does not pay investment advisory fees because it invests all of its assets in Columbia International Value Master Portfolio. The Adviser earns its fee as the investment adviser to the Columbia International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the International Value Fund’s prospectus.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund/Portfolio – Annual Fund/Portfolio Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

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The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
California Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Georgia Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
International Value Fund*	0.85%	0.80%	0.75%	0.70%	0.68%	0.66%
Large Cap Core Fund	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Large Cap Enhanced Core Fund	0.35%	0.30%	0.25%	0.20%	0.18%	0.16%
Large Cap Value Fund	0.60%	0.55%	0.43%	0.43%	0.43%	0.41%
Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Marsico Focused Equities Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Marsico Growth Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Maryland Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
North Carolina Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
South Carolina Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Virginia Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%

*	Investment advisory fees are paid by Columbia International Value Master Portfolio, the Master Portfolio of the Feeder Fund.

Fund	All assets
Asset Allocation Fund II	0.60%
Corporate Bond Portfolio	0.00%
LifeGoal® Balanced Growth Portfolio	0.25%
LifeGoal® Growth Portfolio	0.25%
LifeGoal® Income and Growth Portfolio	0.25%
Large Cap Index Fund	0.10%
Marsico Global Fund	0.80%
Marsico International Opportunities Fund	0.80%
Masters International Equity Portfolio	0.00%
Mid Cap Index Fund	0.10%
Mortgage- and Asset-Backed Portfolio	0.00%
Overseas Value Fund	0.82%
Short Term Bond Fund	0.30%
Small Cap Index Fund	0.10%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion
Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%
High Income Fund	0.55%	0.52%	0.49%	0.46%
Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%

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Fund	First $500 million	In excess of $500 million
Short Term Municipal Bond Fund	0.30%	0.25%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion
Small Cap Growth Fund II	0.70%	0.65%	0.60%
Small Cap Value Fund II	0.70%	0.65%	0.60%

For LifeGoal® Income Portfolio, the Adviser is entitled to receive an investment advisory fee of 0.50% on LifeGoal® Income Portfolio’s average daily net assets based on assets that are invested in individual securities, Mortgage- and Asset-Backed Portfolio and Corporate Bond Portfolio. LifeGoal® Income Portfolio is not charged an advisory fee on its assets that are invested in other Columbia Funds (excluding Mortgage- and Asset-Backed Portfolio and Corporate Bond Portfolio. Actual management fees will be charged to the LifeGoal® Income Portfolio based on a weighted average of applicable underlying assets of the Portfolio).

Advisory Fees Paid by the Funds

The Previous Adviser received fees from the Funds for its services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Advisory Fee Paid	$2,864,932	$3,723,034	$6,072,972
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Global Value Fund
Advisory Fee Paid	$600,279	$1,445,555	$3,094,056
Amount Reimbursed	—	—	—
Amount Waived	$187,426	—	—

Large Cap Enhanced Core Fund
Advisory Fee Paid	$1,787,603	$2,181,829	$2,717,957
Amount Reimbursed	—	—	$366,741
Amount Waived	$151,553	$431,216	—

Large Cap Index Fund
Advisory Fee Paid	$2,231,458	$2,246,733	$2,721,298
Amount Reimbursed	—	—	$1,647,710
Amount Waived	$1,389,496	$1,330,267	—

Large Cap Value Fund
Advisory Fee Paid	$11,014,155	$13,798,451	$19,857,743
Amount Reimbursed	—	—	—
Amount Waived	$66,850	—	$216,667

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Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Marsico 21st Century Fund
Advisory Fee Paid	$25,152,257	$11,168,797	$42,309,565
Amount Reimbursed	—	—	—
Amount Waived	—	$415,508	$114,774

Marsico Global Fund**
Advisory Fee Paid	$37,247	$30,317	N/A
Amount Reimbursed	—	—	N/A
Amount Waived	$178,993	—	N/A

Marsico International Opportunities Fund
Advisory Fee Paid	$10,350,691	$19,536,182	$26,230,465
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mid Cap Index Fund
Advisory Fee Paid	$1,614,963	$1,674,088	$2,134,906
Amount Reimbursed	—	—	$1,787,724
Amount Waived	$907,678	$1,688,944	—

Mid Cap Value Fund
Advisory Fee Paid	$20,846,297	$22,018,205	$22,654,210
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Multi-Advisor International Equity Fund
Advisory Fee Paid	$9,501,068	$12,759,354	$16,139,511
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Overseas Value Fund***
Advisory Fee Paid	$58,138	$59,187	N/A
Amount Reimbursed	$133,414	$208,317	N/A
Amount Waived	—	—

Small Cap Index Fund
Advisory Fee Paid	$1,163,978	$1,162,242	$1,544,845
Amount Reimbursed	—	—	—
Amount Waived	$43,874	—	—

Small Cap Value Fund II
Advisory Fee Paid	$8,000,936	$7,949,823	$5,519,875
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Recovery of Fees Waived or Expenses Reimbursed by the Previous Adviser	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Marsico Global Fund commenced operations in April 2008 and therefore paid no advisory fees prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no advisory fees prior to that date.

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Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*		Fiscal Period Ended February 29, 2008*		Fiscal Year Ended March 31, 2007*
International Value Fund**
Advisory Fee Paid	$13,867,175	$18,922,007		$28,581,565		$32,446,266
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		—		—

Large Cap Core Fund
Advisory Fee Paid	$5,991,679	$6,940,605		$22,723	***	$8,858,839
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		—		—

Marsico Focused Equities Fund
Advisory Fee Paid	$18,946,739	$7,416,891		$78,891	***	$27,024,538
Amount Reimbursed	—	—		—		—
Amount Waived	—	$224,668		$29,325		—

Marsico Growth Fund
Advisory Fee Paid	$23,646,080	$7,022,977	[1]	$36,479,028	[2]	$30,737,961
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		$88,981		—

Small Cap Growth Fund II
Advisory Fee Paid	$2,294,866	$2,821,583		$9,170	***	$3,660,996
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		—		—
Recovery of Fees Waived by the Previous Adviser	—	—		$103,156		—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio, which may include one or more additional feeder funds.
***	Until February 28, 2008, the Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period April 1, 2007 to February 28, 2008, Columbia Large Cap Core Master Portfolio paid $8,302,783 in advisory fees, Columbia Marsico Focused Equities Master Portfolio paid $27,944,659 in advisory fees and Columbia Small Cap Growth Fund II paid $3,791,375 in advisory fees.
[1]

Until November 10, 2008, Marsico Growth Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period March 1, 2008 to November 10, 2008, Columbia Marsico Growth Master Portfolio paid $25,572,128 in advisory fees, $309,527 of which was waived by the Adviser.

[2]	Amounts shown are for the Fund’s corresponding Master Portfolio, which may include one or more additional feeder funds.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Advisory Fee Paid	$555,327	$624,721	$884,316
Amount Reimbursed	$177,252	—	—
Amount Waived	—	—	—

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Advisory Fee Paid	$877,537	$895,804	$628,029
Amount Reimbursed	$249,629	$299,298	$245,824
Amount Waived	—	—	—

Corporate Bond Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Georgia Intermediate Municipal Bond Fund
Advisory Fee Paid	$531,704	$508,291	$483,879
Amount Reimbursed	$221,167	$212,433	$246,888
Amount Waived	—	—	—

High Income Fund
Advisory Fee Paid	$1,368,680	$1,251,540	$351,545	**
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Balanced Growth Portfolio
Advisory Fee Paid	$1,343,431	$1,479,159	$2,458,096
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Growth Portfolio
Advisory Fee Paid	$879,067	$1,008,735	$1,849,265
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income and Growth Portfolio
Advisory Fee Paid	$346,254	$362,391	$528,855
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income Portfolio
Advisory Fee Paid	$15,573	$16,419	$18,539
Amount Reimbursed	$147,165	$88,426	$127,894
Amount Waived	$3,114	$3,284	$3,708

Maryland Intermediate Municipal Bond Fund
Advisory Fee Paid	$649,165	$637,768	$665,252
Amount Reimbursed	$249,129	$239,429	$267,402
Amount Waived	—	—	—

Masters International Equity Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	$409,217	$483,770	$454,382
Amount Waived	—	—	—

Mortgage- and Asset-Backed Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
North Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$807,714	$743,468	$716,191
Amount Reimbursed	$259,947	$259,156	$293,196
Amount Waived	—	—	—

Short Term Bond Fund
Advisory Fee Paid	$5,778,812	$3,615,919	$2,820,376
Amount Reimbursed	$531,044	$221,792	$188,025
Amount Waived	—	—	—

Short Term Municipal Bond Fund
Advisory Fee Paid	$5,376,376	$2,263,618	$1,244,272
Amount Reimbursed	$223,599	$602,386	$470,889
Amount Waived	—	—	—

South Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$810,122	$831,600	$735,156
Amount Reimbursed	$247,880	$267,234	$273,304
Amount Waived	—	—	—

Total Return Bond Fund
Advisory Fee Paid	$4,695,452	$5,302,451	$6,392,539
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Virginia Municipal Bond Fund
Advisory Fee Paid	$1,332,156	$1,321,628	$1,314,492
Amount Reimbursed	$298,704	$367,033	$386,045
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Until February 28, 2008, the Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period April 1, 2007 to February 27, 2008, Columbia High Income Master Portfolio paid $6,040,994 in advisory fees, none of which was waived or reimbursed by the Previous Adviser.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Alfred F. Alley III, CFA	Large Cap Index Fund Mid Cap Index Fund Small Cap Index Fund

Leonard A. Aplet, CFA	Short Term Bond Fund

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Portfolio Manager	Fund(s)
Anwiti Bahuguna, PhD	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio

Kent M. Bergene	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

Wayne M. Collette, CFA	Small Cap Growth Fund II

Brian M. Condon, CFA	Large Cap Enhanced Core Fund

Fred Copper, CFA	Masters International Equity Portfolio Multi-Advisor International Equity Fund* Overseas Value Fund

James D’Arcy, CFA

California Intermediate Municipal
Bond Fund

Georgia Intermediate Municipal
Bond Fund

Maryland Intermediate Municipal
Bond Fund

North Carolina Intermediate Municipal Bond Fund

Short Term Municipal Bond Fund

South Carolina Intermediate Municipal Bond Fund

Virginia Intermediate Municipal
Bond Fund

Lori J. Ensinger, CFA	Large Cap Value Fund Mid Cap Value Fund

Jarl Ginsberg, CFA	Small Cap Value Fund II

David I. Hoffman	Large Cap Value Fund Mid Cap Value Fund

Yan Jin	Convertible Securities Fund

David Joy	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

David L. King, CFA	Convertible Securities Fund

Brian Lavin, CFA	Total Return Bond Fund

Craig Leopold, CFA	Large Cap Core Fund

Gregory Scott Liechty	Short Term Bond Fund

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Portfolio Manager	Fund(s)
Lawrence W. Lin, CFA	Small Cap Growth Fund II

Colin Moore

Asset Allocation Fund II

LifeGoal® Balanced Growth Portfolio

LifeGoal® Growth Portfolio

LifeGoal® Income and Growth Portfolio

LifeGoal® Income

Masters International Equity Portfolio

Multi-Advisor International Equity Fund*

George J. Myers, CFA	Small Cap Growth Fund II

Brian D. Neigut	Small Cap Growth Fund II

Carl W. Pappo, CFA	Corporate Bond Portfolio Total Return Bond Fund

Kent M. Peterson, PhD	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio

Noah J. Petrucci, CFA	Large Cap Value Fund Mid Cap Value Fund

Alexander D. Powers	Total Return Bond Fund

Lee Reddin	Mortgage- and Asset-Backed Portfolio

Peter Santoro, CFA	Large Cap Core Fund

Marie M. Schofield, CFA	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio

Diane L. Sobin, CFA	Large Cap Value Fund Mid Cap Value Fund

Christian K. Stadlinger, PhD, CFA	Small Cap Value Fund II

Ronald B. Stahl, CFA	Short Term Bond Fund

Michael W. Zazzarino	Mortgage- and Asset-Backed Portfolio Total Return Bond Fund

*	Responsible for the portion of the Multi-Advisor International Equity Fund that is advised by the Adviser.

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Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending February 28
Convertible Securities Fund	Yan Jin	3 other accounts	$500,000	None	None	(1)
	David L. King, CFA[1]	18 other accounts	$38.5 million	None	None	(1)
Large Cap Core Fund	Craig Leopold, CFA	1 RICs 2 PIVs 500 other accounts	$75 million $275 million $1 billion	None	$10,001- $50,000[a] $10,001- $50,000[b]	(1)
	Peter Santoro, CFA	2 RICs 2 PIVs 500 other accounts	$150 million $275 million $1 billion	None	$50,001- $100,000[a] $10,001- $50,000[b]	(1)
Large Cap Enhanced Core Fund	Brian M. Condon, CFA	2 RICs 8 PIVs 38 other accounts	$324 million $837 million $2.569 billion	1 other account ($23 million)	None	(1)
Large Cap Index Fund	Alfred F. Alley III, CFA	3 RICs 4 PIV 19 other accounts	$3.382 billion $224.9 million $3.723 billion	None	$1- $10,000[a]	(1)
Large Cap Value Fund	Lori J. Ensinger, CFA	11 RICs 2 PIV 4,637 other accounts	$4.83 billion $375 million $2.5 billion	None	$100,001- $500,000[a]	(1)
	David I. Hoffman	11 RICs 2 PIV 4,643 other accounts	$4.83 billion $375 million $2.5 billion	None	$100,001- $500,000[b]	(1)
	Noah J. Petrucci, CFA	11 RICs 2 PIV 4,643 other accounts	$4.83 billion $375 million $2.5 billion	None	$50,001 - $100,000[a] $1- $10,000[b]	(1)
	Diane L. Sobin, CFA	11 RICs 2 PIV 4,648 other accounts	$4.83 billion $375 million $2.5 billion	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)
Mid Cap Index Fund	Alfred F. Alley III, CFA	3 RICs 4 PIV 19 other accounts	$4.104 billion $224.9 million $3.723 billion	None	$10,001- $50,000[a]	(1)
Mid Cap Value Fund	Lori J. Ensinger, CFA	11 RICs 2 PIV 4,637 other accounts	$2.73 billion $375 million $2.5 billion	None	$50,001- $100,000[a]	(1)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	David I. Hoffman	11 RICs 2 PIV 4,643 other accounts	$2.73 billion $375 million $2.5 billion	None	$100,001- $500,000[a]	(1)
	Noah J. Petrucci, CFA	11 RICs 2 PIV 4,643 other accounts	$2.73 billion $375 million $2.5 billion	None	$10,001- $50,000[a]	(1)
	Diane L. Sobin, CFA	11 RICs 2 PIV 4,648 other accounts	$2.73 billion $375 million $2.5 billion	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)
Multi-Advisor International Equity Fund**	Fred Copper, CFA	9 RICs 4 PIV 24 other accounts	$1.41 billion $634.7 million $86.9 million	None	None	(1)
	Colin Moore	18 RICs 26 PIVs 21 other accounts	$2.12 billion $2.4 billion $299 million	None	None	(1)
Overseas Value Fund	Fred Copper, CFA	9 RICs 4 PIV 24 other accounts	$2.0 billion $634.7 million $86.9 million	None	None	(1)
Small Cap Growth Fund II	Wayne M. Collette, CFA[1]	10 RICs 1 PIVs 114 other accounts	$2.546 billion $125.4 million $216.4 million	None	None	(1)
	Lawrence W. Lin, CFA	7 RICs 1 PIVs 108 other accounts	$2.129 billion $125.4 million $138.8 million	None	None	(1)
	George J. Myers, CFA[1]	7 RICs 1 PIVs 103 other accounts	$2.129 billion $125.4 million $138.8 million	None	None	(1)
	Brian D. Neigut[1]	7 RICs 1 PIV 105 other accounts	$2.129 billion $125.4 million $138.6 million	None	None	(1)
Small Cap Index Fund	Alfred F. Alley III, CFA	3 RICs 4 PIV 19 other accounts	$4.656 billion $224.9 million $3.723 billion	None	$1- $10,000a	(1)
Small Cap Value Fund II	Jarl Ginsberg, CFA	2 RICs 37 other accounts	$0.2 billion $0.4 billion	None	$100,001- $500,000[a]	(1)
	Christian K. Stadlinger, PhD, CFA	2 RICs 33 other accounts	$0.2 billion $0.4 billion	None	$500,001- $1,000,000[a] $50,001- $100,000[b]	(1)

71

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending March 31
Asset Allocation Fund II	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$2 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.521 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$2 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$2 billion $2.4 billion $296 billion	None	None	(1)
California Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Corporate Bond Portfolio	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.626 billion $850,000	None	None	(1)
Georgia Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
LifeGoal® Balanced Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.519 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.039 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.519 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.519 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.708 billion $2.4 billion $296 million	None	None	(1)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.228 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.708 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.708 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Income and Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.955 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.475 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.955 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.955 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Income Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$2.07 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.59 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$2.07 billion $2.4 billion $296 billion	None	None	(1)

73

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$2.07 billion $2.4 billion $296 billion	None	None	(1)
Maryland Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Masters International Equity Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.963 billion $2.4 billion $296 million	None	None	(1)
	Fred Copper, CFA	10 RICs 4 PIVs 24 other accounts	$1.8 billion $634.7 million $92.4 million	None	None	(1)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.483 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.963 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIVs 16 other accounts	$1.963 billion $2.4 billion $296 billion	None	None	(1)
Mortgage- and Asset- Backed Portfolio	Lee Reddin	2 other accounts	$120,000	None	None	(1)
	Michael W. Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.766 billion $2.64 billion $1.92 billion	None	None	(1)
North Carolina Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Short Term Bond Fund	Leonard A. Aplet, CFA	5 RICs 9 PIVs 80 other accounts	$410 million $3.34 billion $3.65 billion	None	Over $1,000,000[a] $1- $10,000[b]	(1)
	Gregory Scott Liechty	19 other accounts	$59 million	None	None	(1)
	Ronald B. Stahl	7 RICs 9 PIVs 62 other accounts	$420 million $3.34 billion $3.64 billion	None	None	(1)
Short Term Municipal Bond Fund	James D’Arcy, CFA	2 PIVs 12 other accounts	$266.8 million $189.3 million	None	$10,001- $50,000[a] $1- $10,000[b]	(1)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
South Carolina Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Total Return Bond Fund	Brian Lavin, CFA[2]	2 RICs 1 PIVs 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$4.355 billion $850,000	None	None	(1)
	Alexander D. Powers	2 RICs 7 PIVs 17 other accounts	$2.105 billion $2.1 billion $1.1 billion	None	None	(1)
	Michael W. Zazzarino	5 RICs 9 PIVs 9 other accounts	$3.516 billion $2.64 billion $1.92 billion	None	None	(1)
Virginia Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Reflects information for the portion of the Multi-Advisor International Equity Fund that is advised by the Adviser.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Account information provided as of March 31, 2010.
[2]	Information provided as of April 30, 2010.

Structure of Compensation

(1) Compensation of Legacy Columbia Management Advisors, LLC Portfolio Managers

Compensation for portfolio managers who were associates of the Previous Adviser prior to May 1, 2010, is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

75

(2) Compensation of Legacy RiverSource Investments, LLC Portfolio Managers

Compensation for portfolio managers who were associates of RiverSource Investments, LLC (now known as Columbia Management Investment Advisers, LLC), is typically comprised of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The Adviser’s portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Adviser employees. Depending upon their job level, Adviser portfolio managers may also be eligible for other benefits or perquisites that are available to all Adviser employees at the same job level.

For Mr. Bergene and Mr. Joy, the annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives. The assessment may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management. For Mr. Joy, the assessment may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for Mr. Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. In addition, subject to certain vesting requirements, the compensation of Mr. Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covered the three-year period that started in January 2007 and ended in December 2009.

For all other portfolio managers, the annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the Adviser has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Alfred F. Alley III	Large Cap Index Fund	S&P 500® Index	Lipper S&P 500 Index Objective Funds Classification
	Mid Cap Index Fund	S&P MidCap 400® Index	Lipper Mid-Cap Core Funds Classification
	Small Cap Index Fund	S&P Small Cap 600® Index	Lipper Small-Cap Core Funds Classification

Leonard A. Aplet	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Anwiti Bahuguna, PhD	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

Kent M. Bergene	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Wayne M. Collette	Small Cap Growth Fund II	Russell 2000 Index Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian M. Condon	Large Cap Enhanced Core Fund	S&P 500® Index	Lipper Large-Cap Core Funds Classification

Fred Copper, CFA	Masters International Equity Portfolio	MSCI EAFE Index	Lipper International Multi-Cap Core Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index	Lipper International Multi-Cap Core Funds Classification
	Overseas Value Fund	MSCI EAFE Value Index	Lipper International Large-Cap Value Funds Classification

James D’Arcy	California Intermediate Municipal Bond Fund	Barclays Capital California 3-15 Year Blend Municipal Bond Index	Lipper California Intermediate Municipal Debt Funds Classification
	Georgia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Maryland Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	North Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Short Term Municipal Bond Fund	BofA Merrill Lynch 1-3 Year U.S. Municipal Index	Lipper Short Municipal Debt Funds Classification
	South Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Virginia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

Lori J. Ensinger	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell MidCap Value Index	Lipper Mid-Cap Value Classification

Jarl Ginsberg	Small Cap Value Fund II	Russell 2000 Value Index	Lipper Small-Cap Value Classification[a]

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
David I. Hoffman	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell MidCap Value Index	Lipper Mid-Cap Value Classification

Yan Jin	Convertible Securities Fund	BofA Merrill Lynch All Convertibles All Qualities	Lipper Convertible Securities Classification

David Joy	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

David L. King	Convertible Securities Fund	BofA Merrill Lynch All Convertibles All Qualities	Lipper Convertible Securities Classification

Brian Lavin	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Craig Leopold	Large Cap Core Fund	S&P 500® Index	Lipper Large-Cap Core Classification

Gregory Scott Liechty	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Lawrence W. Lin	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Colin Moore	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

George J. Myers	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Carl W. Pappo	Corporate Bond Portfolio	Barclays Capital Credit Bond Index	N/A
	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Kent M. Peterson, PhD	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

Noah J. Petrucci	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell Mid Cap Value Index	Lipper Mid-Cap Value Classification

Alexander D. Powers	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Lee Reddin	Mortgage and Asset-Backed Portfolio	Barclays Capital U.S. Securitized Index	N/A

Peter Santoro	Large Cap Core Fund	S&P 500® Index	Lipper Large-Cap Core Classification
Marie M. Schofield, CFA	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

Diane L. Sobin	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell Mid Cap Value Index	Lipper Mid-Cap Value Classification

Christian K. Stadlinger	Small Cap Value Fund II	Russell 2000 Value Index	Lipper Small-Cap Value Classification

Ronald B. Stahl	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Michael W. Zazzarino	Mortgage and Asset-Backed Portfolio	Barclays Capital U.S. Securitized Index	Lipper Intermediate Investment Grade Debt Funds Classification
	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

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A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

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For Global Value Fund and Marsico Growth Fund, if the Funds were to seek to rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

The Subadvisers and Investment Subadvisory Services

Brandes

Brandes is the investment subadviser to Global Value Fund and Columbia International Value Master Portfolio. The International Value Fund is a Feeder Fund and does not have its own subadviser(s) because it invests all of its assets in Columbia International Value Master Portfolio. With respect to the International Value Fund, Brandes earns its fee as the investment subadviser to the Columbia International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the International Value Fund’s prospectus.

Brandes is 100% beneficially owned by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130. As of March 31, 2010, Brandes had approximately $51.6 billion in assets under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of each Fund for which it serves as investment subadviser. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of Brandes’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Brandes shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays Brandes for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

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Subadvisory Rates Paid to Brandes

The Adviser pays Brandes, as full compensation for services provided and expenses assumed, a subadvisory fee for Global Value Fund and Columbia International Value Master Portfolio, computed daily and payable monthly at the annual rates listed below as a percentage of the average daily net assets:

Fund/Master Portfolio	Rate of Compensation
Global Value Fund	• 0.50% on aggregate assets of Global Value Fund on the first $1 billion • 0.45% on aggregate assets of Global Value Fund above $1 billion
Columbia International Value Master Portfolio	• 0.50% of average daily net assets of International Value Master Portfolio

Subadvisory Fees Paid to Brandes

Brandes received subadvisory fees from the Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 29, 2008
Global Value Fund
Advisory Fee Paid	$324,922	$799,901	$1,715,858
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008	Fiscal Year Ended March 31, 2007
International Value Fund*
Advisory Fee Paid	$8,841,168	$12,462,818	$19,593,220	$22,308,152
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio.

Brandes Portfolio Manager(s)

The following provides additional information about the Brandes portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds identified below. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Brandes portfolio manager(s) responsible for the Fund(s) are:

Portfolio Manager	Fund(s)
Jim Brown, CFA	Global Value Fund International Value Fund

Glenn R. Carlson, CFA	Global Value Fund International Value Fund

Brent Fredberg	Global Value Fund International Value Fund

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Portfolio Manager	Fund(s)

Jeffrey Germain, CFA	Global Value Fund International Value Fund

Amelia M. Morris, CFA	Global Value Fund International Value Fund

Brent V. Woods, CFA	Global Value Fund International Value Fund

Brandes Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio manager(s) managed, as of the end of each Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the Brandes Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
Global Value Fund	Jim Brown, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Glenn R. Carlson, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent Fredberg[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Jeffrey Germain, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Amelia M. Morris, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent V. Woods, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
International Value Fund	Jim Brown, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None

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Other Accounts Managed by the Brandes Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
	Glenn R. Carlson, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent Fredberg[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Jeffrey Germain, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Amelia M. Morris, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent V. Woods, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[1]	Account information provided as of March 31, 2010.

Brandes Portfolio Manager(s) Compensation

Brandes’ compensation structure for portfolio managers/analysts is four-fold: competitive base salaries, participation in an annual bonus plan, participation in profit sharing plan and eligibility for participation in the firm’s equity through partnership or phantom equity. Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals. Compensation is not based on the performance of the Fund or other accounts.

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Adviser is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program.

It is possible that at times identical securities will be held by more than one fund and/or account. If the Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than

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one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Members of the Large Cap Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

Causeway

Causeway served as co-investment subadviser to approximately half of the assets of Multi-Advisor International Equity Fund until July 8, 2009. At that time, the Previous Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously sub-advised by Causeway.

Subadvisory Rates Paid to Causeway

Until July 8, 2009, at which time the Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously sub-advised by Causeway, the Previous Adviser paid Causeway, as full compensation for services provided and expenses assumed, a subadvisory fee for Multi-Advisor International Equity Fund, computed daily and payable monthly at the annual rate listed below as a percentage of the average daily net assets of the Fund:

Fund	Rate of Compensation
Multi-Advisor International Equity Fund	• 0.43% of aggregate average daily net assets of Multi-Advisor International Equity Fund

Subadvisory Fees Paid to Causeway

Causeway received subadvisory fees from the Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to Causeway, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal years.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 28, 2008
Multi-Advisor International Equity Fund
Advisory Fee Paid	$1,379,059	$4,183,414	$5,502,776
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

MacKay Shields

MacKay Shields is the investment subadviser to High Income Fund. MacKay Shields’ principal office is located at 9 West 57th Street, New York, NY 10019.

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Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, MacKay Shields selects and manages the respective investments of High Income Fund for which it serves as investment subadviser. MacKay Shields performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Fund. Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of MacKay Shields’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, MacKay Shields shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays MacKay Shields for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to MacKay Shields

The Adviser pays MacKay Shields full compensation for services provided and expenses assumed, a subadvisory fee for Columbia High Income Fund, computed daily and payable monthly at the annual rates listed below as a percentage of the average daily net assets of the Fund:

Fund	Rate of Compensation
High Income Fund

•   0.40% of the average daily net assets of High Income Fund up to and including $100 million

•   0.375% of average daily net assets of High Income Fund in excess of $100 million and up to and including $200 million

•   0.35% of average daily net assets of High Income Fund in excess of $200 million

Subadvisory Fees Paid to MacKay Shields

MacKay Shields received subadvisory fees from the Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to MacKay Shields, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008*
High Income Fund
Advisory Fee Paid	$2,737,848	$2,508,574	$3,219,688
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*

Until February 28, 2008, the Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For

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the period April 1, 2007 to February 28, 2008, Columbia High Income Master Portfolio paid $2,985,314 in advisory fees, and from February 28, 2008 through March 31, 2008, the Fund paid $234,374 in subadvisory fees.

MacKay Shields Portfolio Manager(s)

The following provides additional information about the MacKay Shields portfolio manager responsible for making the day-to-day investment decisions for the Fund identified below. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the MacKay Shields portfolio manager responsible for the Fund is:

Portfolio Manager	Fund(s)
J. Matthew Philo, CFA	High Income Fund

MacKay Shields Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the MacKay Shields portfolio manager(s) managed, as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the MacKay Shields Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For the Fund with fiscal year ending March 31
High Income Fund	J. Matthew Philo, CFA	4 RICs 2 PIVs 46 other accounts	$7.907 billion $450 million $10.6 billion	2 PIVs ($12.7 million)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

MacKay Shields Portfolio Manager(s) Compensation

MacKay Shields establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon an individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in the bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. There is no difference between the method used in determining portfolio manager’s compensation with respect to the High Income Fund and other accounts.

MacKay Shields has performance-based fee arrangements with “eligible clients”, as that term is defined under Rule 205-3 of the 1940 Act, who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Of course, there are periods in which MacKay Shields does not earn any performance fee. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

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MacKay Shields offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate, and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the current plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

MacKay Shields Portfolio Managers and Potential Conflicts of Interest

MacKay Shields’ High Yield group provides portfolio services for other MacKay Shields accounts, which include: mutual funds; institutional managed accounts; collective trusts and private commingled funds. As previously reported, MacKay Shields’ High Yield group has a domestic hedge fund and an offshore hedge fund, both of which are closed to new investors and whose assets were substantially liquidated during 2009. Except for distinctions based on investment objectives, investment guidelines and cash flow, all accounts are treated the same, regardless of fee structure.

MacKay Shields has performance-based fee arrangements with “eligible clients” (as that term is defined under Rule 205-3 of the 1940 Act) who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Of course, there are periods in which MacKay Shields does not earn any performance fee. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement. As previously reported, the two hedge funds with performance fees managed by the same product area that manages the High Income Fund are in the process of being liquidated.

To address potential conflicts of interest, MacKay Shields has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, MacKay Shields has adopted a Code of Ethics and other policies and procedures that recognize a manager’s obligation to treat all of its clients, including the High Income Fund, fairly and equitably. These policies, procedures, and the Code of Ethics are designed to restrict a portfolio manager from favoring one client over another.

It is the policy of MacKay Shields not to favor any one client over another. Consistent with this policy,

MacKay Shields has the following procedures, among others: (1) trade allocation procedures that provide for the pro rata allocation of investment opportunities among clients in a particular strategy, with certain exceptions; (2) a general prohibition against same day opposite direction transactions; and (3) short sale trade procedures requiring pre-approval of short sales and restricting certain short sales.

The Trade Allocation Policy provides that: (i) no client will be favored over any other client; (ii) trades should be pre-allocated, subject to certain exceptions, and allocations should be in writing; and (iii) MacKay Shields’ Legal/Compliance Department conducts periodic reviews of client account performance as a function of allocation to assure that no account or group of accounts is being preferred systematically in the allocation process. The Trade Allocation Policy contains a procedure for limited offerings, which provides that in a limited offering, the allocations may be pro-rata based on size of the order or account size and within a Strategy pro-rata based on account size. Under this policy, when determining which accounts will participate in a trade, the portfolio managers will consider various objective criteria which may include but are not limited to: client cash limitations, actual and anticipated account inflows and outflows, duration and/or average maturity, account size, deal size, trade lots, existing exposure to an issuer or industry type and specific investment objectives and other practical limitations. In general, if the aggregated order is filled in its entirety, it will be allocated among clients in accordance with the target allocation; if the order is partially filled, it will be allocated pro rata based on the allocation methodology recorded in the trade order management system.

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The Cross Trading Policy provides that all cross trades must be pre-cleared by the MacKay Shields Legal/ Compliance Department and require, among other things, that the transaction (a) be a purchase or sale for no consideration other than cash payments against prompt delivery of the security, (b) is effected at the independent market price of the security determined in accordance with applicable methodology; and (c) be effected with no brokerage transaction.

The Valuation Procedures provide, among other requirements, that any fair valuation of a security recommended by a portfolio manager be approved by portfolio managers from two other distinct portfolio management areas. In addition, on a monthly basis a Fair Valuation Committee meeting convenes to review all securities that are being fair valued.

The Proxy-Voting Policies and Procedures are designed to ensure that where clients have delegated proxy voting authority to MacKay Shields, all proxies are voted in the best interest of such clients without regard to the interests of MacKay Shields or related parties. When a client retains MacKay Shields, the firm generally determines through its investment management agreement whether it is authorized to vote proxies on behalf of that client. Currently, MacKay Shields uses Institutional Shareholder Services (ISS), a business unit of RiskMetrics Group, as its third-party proxy voting service provider. If the client appoints MacKay Shields as its proxy-voting agent, the client will also be asked to specify whether its proxies should be voted in accordance with Custom Guidelines provided by the client or in accordance with MacKay Shields’ Standard Guidelines for non-union clients or union clients, as the case may be. These Standard Guidelines follow ISS proxy voting recommendations. MacKay Shields informs the client’s custodian to send all proxies to ISS, and informs ISS that the client has appointed MacKay Shields as its agent and instructs ISS as to which guidelines to follow.

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment adviser, became a wholly owned indirect subsidiary of Bank of America in January 2001 and was an affiliate of the Previous Adviser until December 2007. Marsico is an independently owned investment management firm. Marsico provides investment management services to other mutual funds and private accounts and, as of March 31, 2010, Marsico had approximately $55 billion in assets under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment subadviser. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

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The Adviser, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to Marsico

Effective May 1, 2010, the Adviser pays Marsico, and for the period May 1, 2010 through January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund and Marsico Growth Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of Columbia U.S. equity funds or portions thereof subadvised by Marsico (“U.S. Funds”)*:

Fund	Rate of Compensation
U.S. Funds

•   0.45% on aggregate assets of the U.S. Funds up to $18 billion

•   0.40% on aggregate assets of the U.S. Funds between $18 billion and $21 billion

•   0.35% on aggregate assets of the U.S. Funds above $21 billion

*

For purposes of this fee calculation, the assets subadvised by Marsico in the following Columbia Funds will be aggregated: (i) Marsico 21st Century Fund; (ii) Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities, Variable Series; (vi) Marsico Growth Fund; and (vii) any future Columbia U.S. equity fund subadvised by Marsico, as the Adviser and Marsico mutually agree in writing.

Effective May 1, 2010, the Adviser pays Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund, Marsico International Opportunities Fund and Multi-Advisor International Equity Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of Columbia international equity funds or portions thereof subadvised by Marsico (“International Funds”)*:

Fund	Rate of Compensation
International Funds

•   0.45% on aggregate assets of the International Funds up to $6 billion

•   0.40% on aggregate assets of the International Funds between $6 billion and $10 billion

•   0.35% on aggregate assets of the International Funds above $10 billion

*	For purposes of this fee calculation, the assets subadvised by Marsico in the following Columbia Funds will be aggregated: (i) Marsico Global Fund; (ii) Marsico International Opportunities Fund; (iii) Multi-Advisor International Equity Fund; (iv) Columbia Marsico International Opportunities Fund, Variable Series; and (v) any future Columbia international equity fund subadvised by Marsico, as the Adviser and Marsico mutually agree in writing.

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The Adviser pays Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of the Marsico Global Fund:

Fund	Rate of Compensation
Marsico Global Fund

•   0.45% on aggregate assets of the Marsico Global Fund up to $1.5 billion

•   0.40% on aggregate assets of the Marsico Global Fund between $1.5 billion and $3 billion

•   0.35% on aggregate assets of the Marsico Global Fund above $3 billion

For the period May 1, 2010 through January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund and Marsico International Opportunities Fund, computed daily and payable monthly, at the annual rates of 0.80% of the aggregate average daily net assets of U.S. Funds.

Immediately prior to January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed, a subadvisory fee for Marsico 21st Century Fund, Marsico Focused Equities Fund, Marsico Growth Fund, Marsico International Opportunities Fund and Multi-Advisor International Equity Fund, computed daily and payable monthly at the annual rate of 0.45% of the average net assets of the respective Fund.

Subadvisory Fees Paid to Marsico

Marsico received subadvisory fees from the Previous Adviser for Marsico’s services as reflected in the following chart, which shows the advisory fees paid to Marsico, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009		Fiscal Period Ended February 29, 2008*
Marsico 21st Century Fund
Advisory Fee Paid	$17,890,538	$30,553,834		$8,068,502
Amount Reimbursed	—	—		—
Amount Waived	—	—		—

Marsico Focused Equities Fund
Advisory Fee Paid	$13,085,046	$17,405,934		$4,579,577	**
Amount Reimbursed	—	—		—
Amount Waived	—	—		—

Marsico Global Fund***
Advisory Fee Paid	$20,688	$17,043		N/A
Amount Reimbursed	—	—		N/A
Amount Waived	—	—		N/A

Marsico Growth Fund
Advisory Fee Paid	$16,721,820	$23,371,676	**	$6,299,921
Amount Reimbursed	—	—		—
Amount Waived	—	—		—

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Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008*
Marsico International Opportunities Fund
Advisory Fee Paid	$5,728,038	$10,955,978	$2,927,361
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Multi-Advisor International Equity Fund
Advisory Fee Paid	$3,532,116	$4,836,093	$1,316,794
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	Marsico was an affiliated investment subadviser of the Previous Adviser until December 14, 2007. Therefore, the subadvisory fees paid are for the period December 14, 2007 through February 29, 2008.
**	Includes amount paid for services provided to former Master Portfolio.
***	Marsico Global Fund commenced operations in April 2008 and therefore paid no subadvisory fees prior to that date.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds identified below. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Marsico portfolio manager(s) responsible for the Fund(s) are:

Portfolio Manager	Fund(s)
James G. Gendelman	Marsico Global Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Corydon J. Gilchrist, CFA	Marsico 21st Century Fund
Marsico Global Fund

Thomas F. Marsico	Marsico Focused Equities Fund
Marsico Global Fund
Marsico Growth Fund

A. Douglas Rao	Marsico Focused Equities Fund
Marsico Growth Fund

Marsico Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of the end of each Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
Marsico 21st Century Fund	Corydon J. Gilchrist, CFA[a]	5 RICs 9 PIVs 10 other accounts	$4.927 billion $1.577 billion $1.6 billion	None	None

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Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
Marsico Focused Equities Fund	Thomas F. Marsico[b]	30 RICs 15 PIVs 136 other accounts	$16.402 billion $2.286 billion $13.613 billion	None	None
	A. Douglas Rao[c]	10 RICs 2 other accounts	$10.335 billion $4.757 billion	None	None
Marsico Global Fund	James G. Gendelman	20 RICs 8 PIVs 22 other accounts	$8.801 billion $1.238 billion $2.201 billion	None	None
	Corydon J. Gilchrist, CFA[a]	5 RICs 9 PIVs 10 other accounts	$4.927 billion $1.577 billion $1.6 billion	None	None
	Thomas F. Marsico[b]	30 RICs 15 PIVs 136 other accounts	$19.352 billion $2.286 billion $13.613 billion	None	None
Marsico Growth Fund	Thomas F. Marsico[b]	30 RICs 15 PIVs 136 other accounts	$15.647 billion $2.286 billion $13.613 billion	None	None
	A. Douglas Rao[c]	10 RICs 2 other accounts	$9.580 billion $4.757 billion	None	None
Marsico International Opportunities Fund	James G. Gendelman	20 RICs 8 PIVs 22 other accounts	$7.607 billion $1.238 billion $2.201 billion	None	None
Multi-Advisor International Equity Fund	James G. Gendelman	20 RICs 8 PIVs 22 other accounts	$8.062 billion $1.238 billion $2.201 billion	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]

One of the “Other Accounts” is a wrap fee platform, which includes 2,357 of underlying clients with total assets of approximately $458 million and one of the “Other Accounts” represents a model portfolio with total assets of approximately $117 million.

[b]

One of the “Other Accounts” is a wrap fee platform, which includes 9,270 underlying clients with total assets of approximately $2,945 and two of the “Other Accounts” represent model portfolio with total assets of approximately $1.813 billion.

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[c]

The “Other Accounts” are a wrap fee platform, which includes approximately 9,270 underlying clients with total assets of approximately $2.945 billion, and a model portfolio with total assets of approximately $1.812 billion.

Marsico Portfolio Manager(s) Compensation

The compensation package for portfolio managers of Marsico is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to

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participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

The Previous Administrator received fees from the Funds for its services as reflected in the following charts, which show administration fees paid to and, as applicable waived/reimbursed by the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Administration Fee Paid	$645,345	$867,215	$1,501,974
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Global Value Fund
Administration Fee Paid	$65,422	$211,052	$483,369
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Large Cap Enhanced Core Fund
Administration Fee Paid	$760,800	$970,695	$1,247,255
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

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Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Large Cap Index Fund
Administration Fee Paid	$2,231,508	$2,238,144	$2,721,298
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Large Cap Value Fund
Administration Fee Paid	$3,641,178	$4,741,946	$7,040,233
Amount Reimbursed	—	$200,002	$200,001
Amount Waived	—	—	—

Marsico 21st Century Fund
Administration Fee Paid	$8,603,983	$15,005,283	$15,184,769
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Marsico Global Fund***
Administration Fee Paid	—	—	N/A
Amount Reimbursed	—	—	N/A
Amount Waived	—	—	—

Marsico International Opportunities Fund
Administration Fee Paid	$2,706,440	$5,232,450	$7,047,989
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mid Cap Index Fund
Administration Fee Paid	$1,474,963	$1,534,088	$1,983,318
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mid Cap Value Fund
Administration Fee Paid	$6,437,740	$6,836,190	$7,040,843
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Multi-Advisor International Equity Fund
Administration Fee Paid	$2,340,535	$3,345,352	$4,370,355
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Overseas Value Fund***
Administration Fee Paid	—	—	N/A
Amount Reimbursed	—	—	N/A
Amount Waived	—	—	N/A

Small Cap Index Fund
Administration Fee Paid	$1,163,978	$1,162,133	$1,544,239
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Small Cap Value Fund II
Administration Fee Paid	$1,916,545	$1,901,446	$1,229,303
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

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**	Marsico Global Fund commenced operations in April 2008 and therefore paid no administration fees prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no administration fees prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*		Fiscal Year Ended March 31, 2007*

International Value Fund**
Administration Fee Paid	$2,523,528	$3,627,490	$5,790,419		$6,574,153
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Large Cap Core Fund
Administration Fee Paid	$1,646,222	$1,967,356	$1,820,111	***	$1,907,360	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Marsico Focused Equities
Administration Fee Paid	$6,259,486	$8,469,821	$5,370,916	***	$5,095,728	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Marsico Growth Fund
Administration Fee Paid	$8,032,650	$7,436,572	$7,074,752	***	$5,791,064	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Small Cap Growth Fund II
Administration Fee Paid	$296,532	$372,770	$331,182	***	$416,914	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
**	The Administration fees are paid at both the Master Portfolio- and Feeder Fund –levels; amounts shown above include only the portion paid at the Feeder Fund-level.
***	Prior to the Fund’s conversion from a feeder fund in a master/feeder structure to a stand-alone fund, the Administration fees were paid at both the Master Portfolio- and Feeder-Fund levels; amounts shown include only the portion paid at the Feeder-Fund level.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Administration Fee Paid	$56,172	$68,070	$103,492
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

California Intermediate Municipal Bond Fund
Administration Fee Paid	$258,160	$264,344	$163,661
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Corporate Bond Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

100

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Georgia Intermediate Municipal Bond Fund
Administration Fee Paid	$141,447	$133,545	$115,028
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

High Income Fund
Administration Fee Paid	$1,610,648	$1,462,420	$1,581,588	**
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Balanced Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income and Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income Portfolio
Administration Fee Paid	$39,883	$38,550	$39,819
Amount Reimbursed	$27,743	$26,949	$30,446
Amount Waived	—	—	—

Maryland Intermediate Municipal Bond Fund
Administration Fee Paid	$181,093	$177,259	$176,246
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Masters International Equity Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mortgage- and Asset-Backed Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

North Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$234,514	$212,808	$193,432
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Short Term Bond Fund
Administration Fee Paid	$2,556,779	$1,550,851	$1,165,896
Amount Reimbursed	$97,492	$241,564	—
Amount Waived	—	—	—

101

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Short Term Municipal Bond Fund
Administration Fee Paid	$2,935,466	$1,071,138	$511,659
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

South Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$235,422	$242,696	$199,829
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Total Return Bond Fund
Administration Fee Paid	$1,803,180	$2,099,443	$2,638,964
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Virginia Municipal Bond Fund
Administration Fee Paid	$411,604	$408,177	$395,351
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
**	Prior to the Fund’s conversion from a feeder fund in a master/feeder structure to a stand-alone fund, the Administration fees were paid at both the Master Portfolio- and Feeder-Fund levels; amounts shown include only the portion paid at the Feeder Fund-level.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (except the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Portfolios and Masters International Equity Portfolio) pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (except the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and LifeGoal® Portfolios), also reimburses State Street for certain out-of-pocket expenses and charges.

Under the State Street Agreements, LifeGoal® Income Portfolio and Masters International Equity Portfolio pay State Street an annual fee of $26,000 paid monthly. LifeGoal® Income Portfolio also reimburses State Street for certain out-of-pocket expenses and charges. Except for LifeGoal® Income Portfolio, the LifeGoal® Portfolios do not pay any separate fees for services rendered under the State Street Agreements, and, except for LifeGoal® Income Portfolio, the fees for pricing and bookkeeping services incurred by the LifeGoal® Portfolios are paid as part of the management fee.

102

Pursuant to an assumption agreement with the Adviser, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio do not pay separate fees for services rendered under the State Street Agreements and do not pay fees for pricing and bookkeeping services.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated.

Pricing and Bookkeeping Fees Paid by the Funds

The Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street and to the Previous Adviser for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$117,450	$136,127	$155,666

Global Value Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$59,373	$72,500	$101,627

Large Cap Enhanced Core Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$117,947	$129,888	$142,326

Large Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Large Cap Value Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$141,357	$141,105	$141,180

Marsico 21st Century Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$147,990	$144,160	$151,351

Marsico Global Fund**
Amount Paid to Adviser	—	—	N/A
Amount Paid to State Street	$22,418	$16,411	N/A

Marsico International Opportunities Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$151,423	$150,412	$151,942

103

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Mid Cap Index Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$145,331	$145,519	$145,051

Mid Cap Value Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$141,991	$141,486	$141,577

Multi-Advisor International Equity Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$155,605	$153,963	$155,814

Overseas Value Fund***
Amount Paid to Adviser	—	—	N/A
Amount Paid to State Street	$15,682	$14,124	N/A

Small Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Small Cap Value Fund II
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$141,971	$141,609	$139,589

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	Marsico Global Fund commenced operations in April 2008 and therefore paid no pricing and bookkeeping fees prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no pricing and bookkeeping fees prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*	Fiscal Year Ended March 31, 2007*
International Value Fund**
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$38,000	$38,000	$34,835	$38,000

Large Cap Core Fund
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$144,815	$144,115	$34,834	$38,000

Marsico Focused Equities Fund
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$143,765	$143,367	$34,834	$38,000

Marsico Growth Fund***
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$143,813	$60,038	$38,309	$38,000

Small Cap Growth Fund II
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$89,209	$100,308	$34,834	$38,000

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	The Pricing and Bookkeeping Fees are paid at both the Master Portfolio- and Feeder Fund-levels; amounts shown above include only the portion paid at the Feeder Fund-level.
***	Marsico Growth Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund on November 10, 2008. All amounts shown prior to that date are only the portion that was paid at the Feeder Fund-level.

104

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$69,984	$73,930	$78,683

California Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$89,890	$93,328	$72,662

Corporate Bond Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Georgia Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$68,821	$66,874	$64,146

High Income Fund
Amount Paid to Adviser	—	—	$2,603
Amount Paid to State Street	$169,120	$159,698	$46,793

LifeGoal® Balanced Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Income and Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Income Portfolio
Amount Paid to Adviser	—	—	$8,032
Amount Paid to State Street	$26,283	$26,128	$26,000

Maryland Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$74,271	$73,866	$73,668

Masters International Equity Portfolio
Amount Paid to Adviser	—	—	$8,032
Amount Paid to State Street	$26,284	$26,151	$23,027

Mortgage- and Asset-Backed Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

North Carolina Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$84,310	$77,582	$76,676

Short Term Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$170,978	$171,635	$159,889

105

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Short Term Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$184,672	$159,109	$108,490

South Carolina Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$81,480	$81,703	$74,147

Total Return Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$187,866	$191,276	$198,744

Virginia Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$107,431	$105,618	$103,264

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

106

Underwriting Commissions Paid by the Funds

The Previous Distributor received commissions and other compensation for its services as reflected in the following charts, which show amounts paid to the Previous Distributor, as well as amounts the Previous Distributor retained, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Amount Paid
Class A shares	$44,314	$45,753	$112,195
Amount Retained
Class A shares	$6,663	$7,725	$19,691
Class B shares	$15,863	$64,574	$117,174
Class C shares	$141	$2,957	$4,789

Global Value Fund
Amount Paid
Class A shares	$5	$534	$516
Amount Retained
Class A shares	—	$77	$74
Class B shares	$2,301	$15,805	$22,822
Class C shares	—	$58	$368

Large Cap Enhanced Core Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	—	—	—
Class R shares	—	—	—

Large Cap Index Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	$15	$446	—
Class B shares	$4,216	$14,227	—

Large Cap Value Fund
Amount Paid
Class A shares	$153,445	$178,936	$353,351
Amount Retained
Class A shares	$25,081	$29,956	$60,814
Class B shares	$57,696	$221,885	$492,464
Class C shares	$1,728	$2,847	$6,649

Marsico 21st Century Fund
Amount Paid
Class A shares	$813,469	$4,159,043	$12,947,491
Amount Retained
Class A shares	$120,518	$683,537	$2,024,258
Class B shares	$402,871	$516,184	$289,032
Class C shares	$144,216	$531,406	$345,480

107

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Marsico Global Fund**
Amount Paid
Class A shares	$12,606	$6,062	N/A
Amount Retained
Class A shares	$1,779	$696	N/A
Class C shares	$743	$606	N/A

Marsico International Opportunities Fund
Amount Paid
Class A shares	$69,193	$302,677	$895,581
Amount Retained
Class A shares	$10,762	$54,459	$172,178
Class B shares	$38,709	$72,437	$46,425
Class C shares	$4,361	$20,577	$18,926

Mid Cap Index Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	—	—	—

Mid Cap Value Fund
Amount Paid
Class A shares	$267,654	$770,465	$2,497,114
Amount Retained
Class A shares	$45,628	$127,913	$404,357
Class B shares	$88,854	$191,561	$281,240
Class C shares	$20,739	$82,583	$69,456

Multi-Advisor International Equity Fund
Amount Paid
Class A shares	$13,134	$29,574	$56,978
Amount Retained
Class A shares	$2,007	$4,955	$10,323
Class B shares	$1,146	$2,895	$4,383
Class C shares	—	$155	$794

Overseas Value Fund***
Amount Paid	—	—	N/A
Amount Retained	—	—	N/A

Small Cap Index Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	—	—	—

108

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Small Cap Value Fund II
Amount Paid
Class A shares	$8,583	$69,290	$369,025
Amount Retained
Class A shares	$1,118	$13,657	$59,495
Class B shares	$8,191	$13,646	$7,183
Class C shares	$1,745	$18,619	$11,554

*	All amounts were paid to or retained by the Previous Distributor.
**	Marsico Global Fund commenced operations in April 2008 and therefore paid no underwriting commissions prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no underwriting commissions prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*	Fiscal Year Ended March 31, 2007*
International Value Fund
Amount Paid
Class A shares	$242,634	$684	$3,365	$4,037
Amount Retained
Class A shares	$34,160	$123	$514	$2,873
Class B shares	$507	$6,436	$21,443	$68,082
Class C shares	$827	$241	$246	$2,382

Large Cap Core Fund
Amount Paid
Class A shares	$42,420	$51,581	$55,167	$63,329
Amount Retained
Class A shares	$6,503	$8,300	$7,051	$9,738
Class B shares	$3,239	$4,423	$7,596	$12,538
Class C shares	$203	$128	$1,173	$3

Marsico Focused Equities Fund
Amount Paid
Class A shares	$264,977	$416,549	$789,688	$1,182,320
Amount Retained
Class A shares	$44,751	$70,078	$120,841	$181,454
Class B shares	$118,597	$207,952	$205,714	$390,545
Class C shares	$24,741	$58,825	$57,001	$76,216

Marsico Growth Fund
Amount Paid
Class A shares	$341,752	$577,560	$1,548,919	$1,901,364
Amount Retained
Class A shares	$66,515	$93,405	$219,479	$293,009
Class B shares	$119,246	$215,743	$130,863	$223,664
Class C shares	$43,937	$157,908	$105,184	$145,140

109

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*	Fiscal Year Ended March 31, 2007*
Small Cap Growth Fund II
Amount Paid
Class A shares	$21,406	$38,170	$64,488	$66,395
Amount Retained
Class A shares	$12,949	$3,046	$6,108	$10,204
Class B shares	$1,948	$6,115	$11,977	$21,722
Class C shares	$551	$795	$1,423	$513

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Amount Paid
Class A shares	$18,211	$23,096	$40,023
Amount Retained
Class A shares	$2,904	$3,460	$6,401
Class B shares	$502	$6,156	$4,775
Class C shares	$12	$350	$115

Corporate Bond Portfolio
Amount Paid
Shares	—	—	—

High Income Fund
Amount Paid
Class A shares	$159,763	$109,439	$193,929
Amount Retained
Class A shares	$19,213	$18,628	$23,028
Class B shares	$28,742	$70,082	$154,792
Class C shares	$5,225	$4,660	$4,914

LifeGoal® Balanced Growth Portfolio
Amount Paid
Class A shares	$707,466	$824,098	$1,678,950
Amount Retained
Class A shares	$112,738	$132,234	$288,116
Class B shares	$220,799	$479,481	$556,817
Class C shares	$6,080	$56,297	$30,593

LifeGoal® Growth Portfolio
Amount Paid
Class A shares	$357,761	$619,512	$1,467,904
Amount Retained
Class A shares	$54,808	$99,409	$252,171
Class B shares	$109,835	$230,340	$294,499
Class C shares	$6,240	$14,107	$28,334

110

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
LifeGoal® Income and Growth Portfolio
Amount Paid
Class A shares	$161,707	$248,920	$376,066
Amount Retained
Class A shares	$27,891	$45,674	$63,391
Class B shares	$43,762	$137,664	$125,774
Class C shares	$2,141	$9,112	$7,352

LifeGoal® Income Portfolio
Amount Paid
Class A shares	$12,780	$20,370	$28,029
Amount Retained
Class A shares	$1,355	$1,738	$2,616
Class B shares	$6,709	$5,919	$11,651
Class C shares	$145	$1,609	$26

Masters International Equity Portfolio
Amount Paid
Class A shares	$22,038	$125,854	$385,492
Amount Retained
Class A shares	$17,969	$21,250	$66,088
Class B shares	$14,287	$19,308	$17,122
Class C shares	$588	$6,443	$7,687

Mortgage- and Asset-Backed Portfolio
Amount Paid
Shares	—	—	—

Short Term Bond Fund
Amount Paid
Class A shares	$243,246	$70,381	$10,094
Amount Retained
Class A shares	$99,958	$19,312	$2,260
Class B shares	$4,116	$2,819	$4,984
Class C shares	$33,731	$14,417	$1,919

Short Term Municipal Bond Fund
Amount Paid
Class A shares	$338,947	$163,550	$145
Amount Retained
Class A shares	$262,334	$56,320	$32
Class B shares	—	—	—
Class C shares	$30,159	$4,996	$203

Total Return Bond Fund
Amount Paid
Class A shares	$16,557	$14,461	$7,265
Amount Retained
Class A shares	$1,585	$1,258	$795
Class B shares	$2,468	$8,232	$7,327
Class C shares	$420	$278	$600

*	All amounts were paid to or retained by the Previous Distributor.

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Fund	Fiscal Period Ended March 31, 2010*	Fiscal Period Ended March 31, 2009*	Fiscal Period Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$13,765	$13,086	$1,585
Amount Retained
Class A shares	$4,013	$21,316	$162
Class B shares	$991	$1,377	$540
Class C shares	$828	$406	—

Georgia Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$32,915	$4,631	$7,927
Amount Retained
Class A shares	$3,025	$454	$839
Class B shares	$582	—	$2,301
Class C shares	$462	—	—

Maryland Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$71,197	$31,838	$11,083
Amount Retained
Class A shares	$6,775	$3,179	$1,176
Class B shares	$485	$283	$654
Class C shares	—	—	—

North Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$31,713	$21,324	$6,097
Amount Retained
Class A shares	$13,321	$2,537	$669
Class B shares	$713	$229	$2,893
Class C shares	$409	—	$263

South Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$53,622	$18,959	$4,052
Amount Retained
Class A shares	$24,755	$7,258	$345
Class B shares	—	—	$1,134
Class C shares	$322	$141	$1,210

Virginia Municipal Bond Fund
Amount Paid
Class A shares	$28,594	$22,633	$21,118
Amount Retained
Class A shares	$3,230	$2,300	$2,173
Class B shares	$698	$97	$1.746
Class C shares	$970	$947	$21

*	All amounts were paid to or retained by the Previous Distributor.

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Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed

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funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer

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databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable

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legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

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Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, and Class Y shares. For Class R4 shares, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

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For the period January 1, 2008 through December 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through December 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period November 1, 2005 through March 31, 2006, the Previous Transfer Agent was paid an annual fee of $15.23 per account, payable monthly. For the period September 1, 2005 through December 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ Custodian. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after March 31, 2010 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after March 31, 2011.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Goodwin Procter LLP serves as legal counsel to the Trust. Its address is 901 New York Avenue N.W., Washington, DC, 20001.

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Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class B shares, Class C shares, Class R shares, Class R4 shares and Class W shares of the Funds and a combined shareholder servicing and distribution plan for Class A shares. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for Class B shares of the Funds for details.

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	none	none	0.25%*
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%[a]
Class I	none	none	none
Class R	0.50%	— [b]	0.50%
Class R4	none	0.25%[c]	0.25%[c]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none

*	The Funds pay a combined distribution and service fee pursuant to their combined shareholder servicing and distribution plan for Class A shares.
[a]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of Short Term Bond Fund so that the distribution fee does not exceed 0.31% annually and the combined distribution and service fee does not exceed 0.56% annually. This arrangement may be modified or terminated by the Distributor at any time.

[b]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[c]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up. and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the

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shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the distribution plans could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The distribution plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The distribution plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the distribution plans must be approved by the Trustees in the manner provided in the foregoing sentence. The distribution plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Distribution and Service Fees Paid by the Funds

The Previous Distributor received distribution and service fees from the Funds for its services as reflected in the following charts, which show distribution and service fees paid to and waived by the Previous Distributor for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares and Class Z shares do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended February 28, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Convertible Securities Fund
Combined Shareholder Servicing and Distribution Fee	$452,015	N/A	N/A	N/A
Distribution Fee	—	$217,252	$151,485	N/A
Service Fee	—	$72,417	$50,495	N/A
Fees Waived by the Distributor	—	—	—	N/A

Global Value Fund
Combined Shareholder Servicing and Distribution Fee	$43,756	N/A	N/A	N/A
Distribution Fee	—	$60,336	$175,288	N/A
Service Fee	—	$20,112	$58,429	N/A
Fees Waived by the Distributor	—	—	—	N/A

International Value Fund
Combined Shareholder Servicing and Distribution Fee	$839,422	N/A	N/A	N/A
Distribution Fee	—	$117,908	$471,362	N/A
Service Fee	—	$39,414	$157,299	N/A
Fees Waived by the Distributor	—	—	—	N/A

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Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Large Cap Core Fund
Combined Shareholder Servicing and Distribution Fee	$308,472	N/A	N/A	N/A
Distribution Fee	—	$25,822	$16,769	N/A
Service Fee	—	$8,610	$5,586	N/A
Fees Waived by the Distributor	—	—	—	N/A

Large Cap Enhanced Core Fund
Combined Shareholder Servicing and Distribution Fee	$29,925	N/A	N/A	N/A
Distribution Fee	—	N/A	N/A	$365
Service Fee	—	N/A	N/A	—
Fees Waived by the Distributor	—	N/A	N/A	—

Large Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$450,571	N/A	N/A	N/A
Distribution Fee	—	$28,498	N/A	N/A
Service Fee	—	$9,500	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A

Large Cap Value Fund
Combined Shareholder Servicing and Distribution Fee	$2,116,593	N/A	N/A	N/A
Distribution Fee	—	$931,465	$278,193	$1,043
Service Fee	—	$310,488	$92,731	—
Fees Waived by the Distributor	—	—	—	—

Marsico 21st Century Fund
Combined Shareholder Servicing and Distribution Fee	$5,312,864	N/A	N/A	N/A
Distribution Fee	—	$865,694	$5,219,447	$229,926
Service Fee	—	$288,564	$1,739,815	—
Fees Waived by the Distributor	—	—	—	—

Marsico Focused Equities Fund
Combined Shareholder Servicing and Distribution Fee	$3,765,167	N/A	N/A	N/A
Distribution Fee	—	$520,025	$2,265,084	N/A
Service Fee	—	$173,342	$755,028	N/A
Fees Waived by the Distributor	—	—	—	N/A

Marsico Global Fund
Combined Shareholder Servicing and Distribution Fee	$4,057	N/A	N/A	N/A
Distribution Fee	—	N/A	$8,834	$4,318
Service Fee	—	N/A	$2,945	—
Fees Waived by the Distributor	—	N/A	—	—

Marsico Growth Fund
Combined Shareholder Servicing and Distribution Fee	$4,043,631	N/A	N/A	N/A
Distribution Fee	—	$377,764	$3,184,187	$65,356
Service Fee	—	$125,921	$1,061,396	—
Fees Waived by the Distributor	—	—	—	—

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Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Marsico International Opportunities Fund
Combined Shareholder Servicing and Distribution Fee	$554,223	N/A	N/A	N/A
Distribution Fee	—	$141,837	$353,171	$15,664
Service Fee	—	$47,279	$117,724	—
Fees Waived by the Distributor	—	—	—	—

Mid Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$297,022	N/A	N/A	N/A
Distribution Fee	—	N/A	N/A	N/A
Service Fee	—	N/A	N/A	N/A
Fees Waived by the Distributor	—	N/A	N/A	N/A

Mid Cap Value Fund
Combined Shareholder Servicing and Distribution Fee	$3,275,124	N/A	N/A	N/A
Distribution Fee	—	$555,246	$1,337,147	$1,054,475
Service Fee	—	$183,887	$443,036	—
Fees Waived by the Distributor	—	—	—	—

Multi-Advisor International Equity Fund
Combined Shareholder Servicing and Distribution Fee	$58,172	N/A	N/A	N/A
Distribution Fee	—	$9,896	$13,300	$992
Service Fee	—	$3,299	$4,433	—
Fees Waived by the Distributor	—	—	—	—

Overseas Value Fund
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A
Distribution Fee	—	N/A	—	—
Service Fee	—	N/A	—	—
Fees Waived by the Distributor	—	—	—	—

Small Cap Growth Fund II
Combined Shareholder Servicing and Distribution Fee	$295,265	N/A	N/A	N/A
Distribution Fee	—	$27,741	$19,673	N/A
Service Fee	—	$9,242	$6,551	N/A
Fees Waived by the Distributor	—	—	—	N/A

Small Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$166,219	N/A	N/A	N/A
Distribution Fee	—	N/A	N/A	N/A
Service Fee	—	N/A	N/A	N/A
Fees Waived by the Distributor	—	N/A	N/A	N/A

Small Cap Value Fund II
Combined Shareholder Servicing and Distribution Fee	$869,827	N/A	N/A	N/A
Distribution Fee	—	$22,185	$188,396	$103,273
Service Fee	—	$7,388	$62,797	—
Fees Waived by the Distributor	—	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.

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Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
Asset Allocation Fund II
Combined Shareholder Servicing and Distribution Fee	$169,852	N/A	N/A	N/A	N/A
Distribution Fee	—	$17,494	$5,233	N/A	N/A
Service Fee	—	$5,831	$1,744	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

California Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$43,341	N/A	N/A	N/A	N/A
Distribution Fee	—	$1,855	$11,515	N/A	N/A
Service Fee	—	$618	$3,839	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Corporate Bond Portfolio
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A	N/A
Distribution Fee	N/A	N/A	N/A	N/A	—
Service Fee	N/A	N/A	N/A	N/A	—
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	—

Georgia Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$43,782	N/A	N/A	N/A	N/A
Distribution Fee	—	$9,036	$22,158	N/A	N/A
Service Fee	—	$3,015	$7,386	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

High Income Fund
Combined Shareholder Servicing and Distribution Fee	$248,940	N/A	N/A	N/A	N/A
Distribution Fee	—	$280,926	$168,507	N/A	N/A
Service Fee	—	$93,642	$56,169	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

LifeGoal® Balanced Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$546,946	N/A	N/A	N/A	N/A
Distribution Fee	—	$1,354,042	$596,938	$9,178	N/A
Service Fee	—	$451,347	$198,979	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

LifeGoal® Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$391,736	N/A	N/A	N/A	N/A
Distribution Fee	—	$671,947	$471,008	$6,656	N/A
Service Fee	—	$223,982	$157,003	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

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Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
LifeGoal® Income and Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$136,936	N/A	N/A	N/A	N/A
Distribution Fee	—	$322,250	$161,951	$2,344	N/A
Service Fee	—	$107,417	$54,049	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

LifeGoal® Income Portfolio
Combined Shareholder Servicing and Distribution Fee	$33,338	N/A	N/A	N/A	N/A
Distribution Fee	—	$56,642	$41,333	N/A	N/A
Service Fee	—	$18,891	$13,781	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Maryland Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$64,534	N/A	N/A	N/A	N/A
Distribution Fee	—	$11,470	$19,721	N/A	N/A
Service Fee	—	$3,828	$6,571	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Masters International Equity Portfolio
Combined Shareholder Servicing and Distribution Fee	$138,968	N/A	N/A	N/A	N/A
Distribution Fee	—	$29,802	$82,039	$150	N/A
Service Fee	—	$9,938	$27,350	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

Mortgage- and Asset- Backed Portfolio
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A	N/A
Distribution Fee	N/A	N/A	N/A	N/A	—
Service Fee	N/A	N/A	N/A	N/A	—
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	—

North Carolina Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$71,879	N/A	N/A	N/A	N/A
Distribution Fee	—	$12,236	$28,699	N/A	N/A
Service Fee	—	$4,079	$9,566	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Short Term Bond Fund
Combined Shareholder Servicing and Distribution Fee	$467,584	N/A	N/A	N/A	N/A
Distribution Fee	—	$76,368	$532,171	N/A	N/A
Service Fee	—	$25,456	$177,390	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

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Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
Short Term Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$940,719	N/A	N/A	N/A	N/A
Distribution Fee	—	$3,281	$381,034	N/A	N/A
Service Fee	—	$1,094	$127,022	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

South Carolina Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$58,148	N/A	N/A	N/A	N/A
Distribution Fee	—	$12,402	$58,377	N/A	N/A
Service Fee	—	$4,126	$19,458	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Total Return Bond Fund
Combined Shareholder Servicing and Distribution Fee	$48,959	N/A	N/A	N/A	N/A
Distribution Fee	—	$35,210	$29,886	N/A	N/A
Service Fee	—	$11,737	$9,962	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Virginia Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$127,074	N/A	N/A	N/A	N/A
Distribution Fee	—	$14,232	$16,153	N/A	N/A
Service Fee	—	$4,759	$5,385	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

*	All amounts were paid to or waived by the Previous Distributor.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The distribution plans authorize any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares. There were no unreimbursed expenses incurred under the distribution plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under a distribution plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

Expense Limitations

The Adviser has voluntarily agreed to reimburse a portion of the Funds’ expenses so that the Funds’ ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes

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and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, do not exceed the following percentages:

Fund	Expenses as a Percent of Average Daily Net Assets on an Annualized Basis
For Funds with fiscal year ended February 28
Convertible Securities Fund	0.95%
Global Value Fund*	1.35%
International Value Fund	1.35%
Large Cap Core Fund	1.00%
Large Cap Enhanced Core Fund*	0.70%
Large Cap Index Fund*	0.14%
Large Cap Value Fund	1.00%
Marsico 21st Century Fund	1.20%
Marsico Focused Equities Fund	1.20%
Marsico Global Fund	N/A
Marsico Growth Fund	1.20%
Marsico International Opportunities Fund	1.50%
Mid Cap Index Fund	0.20%
Mid Cap Value Fund	1.05%
Multi-Advisor International Equity Fund	1.35%
Overseas Value Fund	1.35%
Small Cap Growth Fund II*	1.10%
Small Cap Index Fund*	0.20%
Small Cap Value Fund II*	1.10%

Fund	Expenses as a Percent of Average Daily Net Assets on an Annualized Basis
For Funds with fiscal year ended March 31
Asset Allocation Fund II	0.95%
California Intermediate Municipal Bond Fund*	0.55%
Corporate Bond Portfolio	N/A
Georgia Intermediate Municipal Bond Fund*	0.55%
High Income Fund	1.00%
LifeGoal® Balanced Growth Portfolio	N/A
LifeGoal® Growth Portfolio	N/A
LifeGoal® Income and Growth Portfolio	N/A
LifeGoal® Income Portfolio	N/A
Maryland Intermediate Municipal Bond Fund*	0.55%
Masters International Equity Portfolio	0.00%
Mortgage- and Asset-Backed Portfolio	N/A
North Carolina Intermediate Municipal Bond Fund*	0.55%
Short Term Bond Fund	0.48%
Short Term Municipal Bond Fund*	0.50%
South Carolina Intermediate Municipal Bond Fund*	0.55%
Total Return Bond Fund*	0.70%
Virginia Intermediate Municipal Bond Fund*	0.55%

*	The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

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These arrangements may be modified or terminated by the Adviser at any time.

For Short Term Bond Fund, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.31% annually. This arrangement may be modified or terminated by the Distributor at any time.

Advisory Fee Waiver for Certain Funds – Period ending June 30, 2011

The Adviser has contractually agreed to waive a portion of the investment advisory fee for Marsico 21st Century Fund, Marsico Focused Equities Fund, Marsico International Opportunities Fund, Marsico Growth Fund and Multi-Advisor International Equity Fund through June 30, 2011 in an amount that is calculated based on the difference between the subadvisory fees that would have been payable to Marsico based on the subadvisory fee rates then in effect immediately prior to January 1, 2008 and the fees payable to Marsico under the current subadvisory fee rates. See Investment Advisory and Other Services – The Subadviser(s) and Investment Subadvisory Services for information on the subadvisory fee rates.

Advisory Fee Waiver for LifeGoal® Income Portfolio – Period ending July 31, 2011

The Adviser has contractually agreed to reimburse a portion of LifeGoal® Income Portfolio’s expenses through July 31, 2011 so that the Portfolio’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, and expenses associated with the Portfolio’s investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed the following percentages:

Portfolio	Expenses as a Percent of Average Daily Net Assets on an Annualized Basis
LifeGoal® Income Portfolio (Portfolio-level commitment)	0.42%

Advisory/Administration Fee Waivers for LifeGoal® Income Portfolio – Period ending July 31, 2011

Portfolio	Advisory Waivers	Administration Waivers
LifeGoal® Income Portfolio	0.10%[1]	0.10%[2]

[1]

The Adviser shall waive advisory fees payable to it under the Investment Management Services Agreement on assets invested in individual securities, Corporate Bond Portfolio and Mortgage-and Asset-Backed Portfolio.

[2]

The Adviser shall waive administration fees payable to it under the Administration Agreement on assets invested in other Columbia Funds (Corporate Bond Portfolio and Mortgage-and Asset-Backed Portfolio are not considered Columbia Funds).

Codes of Ethics

The Funds, the Adviser, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

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Proxy Voting Policies and Procedures

The Funds have delegated to the Adviser, or as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Adviser, the Board reviewed and approved the policies and procedures adopted by the Adviser and, as applicable, a subadviser. These included the procedures that the Adviser follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser), its affiliates, its other clients or other persons.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best interest of the Funds and their shareholders without regard to any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Adviser determines the best interest of the Funds in light of the potential economic return on each Fund’s investment.

The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser’s Proxy Voting Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser’s Proxy Voting Committee is composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. In addition to the responsibilities described above, the Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies and regulatory requirements and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Voting Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Voting Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Adviser has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s and subadvisers’ policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Adviser or the investment

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subadviser(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Adviser, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Adviser or the Administrator.

The Adviser has agreed to bear all fees and expenses of Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Growth Portfolio, LifeGoal® Balanced Growth Portfolio and LifeGoal® Growth and Income Portfolio except taxes, brokerage fees and commissions, costs, including interest expenses, of borrowing money, extraordinary expenses and any applicable 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The expenses borne by the Adviser include custodian, transfer agent, legal and audit fees and costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, and the cost of preparing and printing prospectuses and SAIs distributed to the Portfolios’ shareholders. This assumption does not include advisory fees to the Adviser.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or certain Columbia Funds, including the Funds based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees management of the Trust and the Funds. The Board has a duty to act in the best interest of shareholders when supervising and overseeing the management and operations of the Trust. The Board consists of seven Trustees who have extensive and varied experience and skills. Six of the Trustees are Independent Trustees. The Trust currently treats the remaining Trustee, Dr. Anthony M. Santomero, as an “interested person” (as defined in the 1940 Act) of the Columbia Funds (the Interested Trustee) because he serves as a Director of Citigroup, Inc. and CitiBank N.A. companies that may engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or other funds or accounts advised/managed by the Adviser. Further information about the background and qualifications of each of the Trustees can be found in the section Trustee Biographical Information and Qualifications.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman actively participates in the development of the agendas for Board meetings, presides at Board Meetings and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board has several standing committees (the Committees), which are an integral part of the Funds’ overall governance and risk management oversight structure. The standing Committees are the Audit Committee, the Governance Committee, the Contracts Review Committee and the Investment Committee. The roles of each Committee are more fully described in the section Standing Committees below.

The Funds have retained the Adviser as the Funds’ investment adviser and administrator. The Adviser provides the Funds with investment advisory services, and is responsible for day-to-day management and administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Trust, including with respect to risk management functions. The Funds and the Trust are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs. Each of the Adviser, the subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the Trust, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, subadvisers, the independent registered public accounting firm for the Fund, and internal auditors for the Adviser or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board and the Audit Committee also meet periodically with the Funds’ Chief Compliance Officer, to receive reports regarding the compliance of the Funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board and the Audit Committee review and approve the compliance program of the Fund and certain of its service providers, and also receive periodic and annual reports from the Funds’ Chief Compliance Officer, as required under applicable regulations. The Board, with the assistance of the Investment Committee, reviews investment policies and risks in connection with its review of the Funds’ performance, and meets periodically

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with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks. In addition, as part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. The Board reviews its leadership structure periodically and believes that its structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and each Committee promotes independence from the Adviser in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing smaller groups of Trustees to bring increased focus to matters within the purview of each Committee. The leadership structure of the Board, including the manner in which it conducts its risk oversight role, may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Standing Committees

The Trust has four standing Committees, which are the Audit Committee, the Contracts Review Committee, the Governance Committee and the Investment Committee.

In general, the function of the Audit Committee is oversight of the financial aspects of the Trust and Funds and approval of and interaction with the Funds’ Independent Auditors. Management (which generally means the appropriate officers of the Trust, and a Fund’s investment adviser(s), administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent registered public accounting firm is responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with its financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of the Funds maintained by key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent registered public accounting firm for the Fund prior to the engagement of such independent registered public accounting firm; (iii) pre-approve all audit and non-audit services provided to a Fund by its independent registered public accounting firm, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent registered public accounting firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to a Fund, if the engagement relates directly to the operations and financial reporting of a Fund. The members of the Audit Committee are William A. Hawkins (Chair), Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all Independent Trustees.

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The primary responsibilities of the Contracts Review Committee, as set forth in its charter, include reviewing and making recommendations to the Board as to: (i) contractual arrangements; (ii) the factors considered in approving investment advisory and the investment subadvisory agreements; and (iii) service provider oversight and performance. Among other responsibilities, the Contracts Review Committee also oversees and coordinates activities of consultants and legal or financial experts that may be engaged under certain circumstances. The members of the Contracts Review Committee are R. Glenn Hilliard (Chair), William P. Carmichael, John J. Nagorniak and Anthony M. Santomero. With the exception of the Interested Trustee, the Contracts Review Committee members are all Independent Trustees.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) overseeing issues of corporate governance for the Trust and the Funds; (iii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment adviser or subadviser or any control affiliate thereof, including deferred compensation and retirement policies; and (iv) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw (Chair), William A. Hawkins, R. Glenn Hilliard and William P. Carmichael (ex officio). The Governance Committee members are all Independent Trustees.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board with respect to investment issues in extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for each Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. The Chairperson of the Investment Committee is Edward J. Boudreau, Jr. Each Trustee is a member of the Investment Committee. With the exception of the Interested Trustee, the Investment Committee members are all Independent Trustees.

The table below shows the number of times the committees met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee	Contracts Review Committee	Governance Committee	Investment Committee
For Funds with fiscal years ending February 28	5	4	7	7
For Funds with fiscal years ending March 31	5	4	7	7
The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that each Trustee shall be an individual of at least 21 years of age who is not under a legal disability. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, subadvisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s experience working with the other Trustees and management; (iii) the

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individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) his or her educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.

Following is a summary of each Trustee’s particular professional and other experience that qualifies each person to serve as a Trustee of the Trust as of the date of this SAI:

Edward J. Boudreau, Jr. Mr. Boudreau has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2005. In addition, he has over thirty years of business and consulting experience, primarily in the financial services industry, including as the chief executive of a mutual fund management company.

William P. Carmichael. Mr. Carmichael has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 1999, and has served as Chairman of the Board of the Trust and of certain other trusts in the Columbia Funds Complex since 2003. Mr. Carmichael served in various senior financial and directorship positions with global consumer products companies. Mr. Carmichael is a certified public accountant and a licensed attorney.

William A. Hawkins. Mr. Hawkins has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2005. He currently serves as the President and Chief Executive Officer of California General Bank and has over thirty years of executive level experience in the banking industry. Mr. Hawkins is a certified financial planner and a chartered property and casualty underwriter, as well as holding series 7, 24 and 63 licenses from the Financial Industry Regulatory Authority.

R. Glenn Hilliard. Mr. Hilliard has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2005. Mr. Hilliard is currently the Chairman and Chief Executive Officer of The Hilliard Group, LLC. He has over twenty years executive level experience in the insurance industry. Mr. Hilliard has served on the Board of Directors and as non-executive chairman of Conseco, Inc. for a number of years. Mr. Hilliard is also a licensed attorney.

John J. Nagorniak. Mr. Nagorniak has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2008. Mr. Nagorniak has served in executive level and director positions for over twenty-five years. He is a chartered financial analyst and is currently a Trustee of the Research Foundation of the CFA Institute.

Minor M. Shaw. Ms. Shaw has served as a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2003. Ms. Shaw is the President of certain private companies and is a member of the Board of Piedmont Natural Gas and Blue Cross and Blue Shield of South Carolina. Ms. Shaw also serves as an active member on the boards of numerous educational and public service organizations.

Anthony M. Santomero. Dr. Santomero has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2008. Dr. Santomero has over thirty years of experience as a professor of finance and private consultant specializing in issues including risk management, financial restructuring, credit risk evaluation and management, and regulation. He has served as consultant to financial institutions and agencies in the U.S. and various countries in the European Union and the European Community itself, as well as institutions in various countries around the world. Additionally, Dr. Santomero has served as President and Chief Executive Officer of the Federal Reserve Bank of Philadelphia.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), from 2000 through current	52	Trustee – BofA Funds Series Trust (II Portfolios)

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	52	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); and The Finish Line (athletic shoes and apparel); Trustee – BofA Funds Series Trust (II Portfolios); former Director of Spectrum Brands, Inc. (consumer products)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President and Chief Executive Officer – California Bank, N.A., from January 2008 through current	52	Trustee – BofA Funds Series Trust (II Portfolios)

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman – Conseco, Inc. (insurance), September 2003 through current; Executive Chairman – Conseco, Inc. (insurance), August 2004 through September 2005	52	Director – Conseco, Inc. (insurance); Trustee – BofA Funds Series Trust (II Portfolios)

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	Retired; President and Director – Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director – Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman – Franklin Portfolio Associates (investing – Mellon affiliate) 1982 through 2007	52	Trustee – Research Foundation of CFA Institute; Director – MIT Investment Company; Trustee – MIT 401k Plan; Trustee – BofA Funds Series Trust (II Portfolios)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	52	Board Member – Piedmont Natural Gas; Trustee – BofA Funds Series Trust (II Portfolios)

Interested Trustee Biographical Information
Anthony M. Santomero[1] (Born 1946) Trustee	Indefinite term; Trustee since January 2008	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 2002 through current; Senior Advisor – McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer – Federal Reserve Bank of Philadelphia, 2000 through 2006	52	Director – Renaissance Reinsurance Ltd.; Trustee – Penn Mutual Life Insurance Company; Director – Citigroup; Trustee – BofA Funds Series Trust (II Portfolios)

[1]

Dr. Santomero is currently deemed by the Columbia Funds to be an “interested person” (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Adviser.

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Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below.

	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]

For Funds with fiscal year ending February 28
Convertible Securities Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Global Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
International Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Core Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Enhanced Core Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Index Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico 21st Century Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico Focused Equities Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico Global Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico Growth Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico International Opportunities Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mid Cap Index Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mid Cap Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Multi-Advisor International Equity Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Overseas Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Small Cap Growth Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Small Cap Index Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

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	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]
Small Cap Value Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

For Funds with fiscal year ending March 31
Asset Allocation Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
California Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Corporate Bond Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
Georgia Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
High Income Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
LifeGoal® Balanced Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Income and Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Income Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Maryland Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Masters International Equity Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mortgage- and Asset- Backed Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
North Carolina Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Short Term Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Short Term Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
South Carolina Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

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	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]
Total Return Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Virginia Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

[1]

During the calendar year ended December 31, 2009, Mr. Boudreau deferred $81,627 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Boudreau’s account under that plan was $286,846.

[2]

During the calendar year ended December 31, 2009, Mr. Carmichael deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Carmichael’s account under that plan was $1,056,273.

[3]

During the calendar year ended December 31, 2009, Ms. Shaw deferred $132,587 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Shaw’s account under that plan was $576,224.

[4]

During the calendar year ended December 31, 2009, Mr. Hilliard deferred $31,154 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Hilliard’s account under that plan was $605,201.

[5]

During the calendar year ended December 31, 2009, Mr. Hawkins deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Hawkins’s account under that plan was $0.

[6]

During the calendar year ended December 31, 2009, Mr. Nagorniak deferred $69,170 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Nagorniak’s account under that plan was $130,303.

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
For funds with fiscal year ending February 28
Convertible Securities Fund	$4,139
Amount deferred	$1,931
Global Value Fund	$4,139
Amount deferred	$1,931
International Value Fund	$4,139
Amount deferred	$1,931
Large Cap Core Fund	$4,139
Amount deferred	$1,931
Large Cap Enhanced Core Fund	$4,139
Amount deferred	$1,931
Large Cap Index Fund	$4,139
Amount deferred	$1,931
Large Cap Value Fund	$4,139
Amount deferred	$1,931
Marsico 21st Century Fund	$4,139
Amount deferred	$1,931

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Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
Marsico Focused Equities Fund	$4,139
Amount deferred	$1,931
Marsico Global Fund	$4,139
Amount deferred	$1,931
Marsico Growth Fund	$4,139
Amount deferred	$1,931
Marsico International Opportunities Fund	$4,139
Amount deferred	$1,931
Mid Cap Index Fund	$4,139
Amount deferred	$1,931
Mid Cap Value Fund	$4,139
Amount deferred	$1,931
Multi-Advisor International Equity Fund	$4,139
Amount deferred	$1,931
Overseas Value Fund	$4,139
Amount deferred	$1,931
Small Cap Growth Fund II	$4,139
Amount deferred	$1,931
Small Cap Index Fund	$4,139
Amount deferred	$1,931
Small Cap Value Fund II	$4,139
Amount deferred	$1,931

For funds with fiscal year ending March 31
Asset Allocation Fund II	$4,139
Amount deferred	$1,931
California Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Corporate Bond Portfolio	$4,139
Amount deferred	N/A
Georgia Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
High Income Fund	$4,139
Amount deferred	$1,931
LifeGoal® Balanced Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Income and Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Income Portfolio	$4,139
Amount deferred	$1,931

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Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
Maryland Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Masters International Equity Portfolio	$4,139
Amount deferred	$1,931
Mortgage- and Asset- Backed Portfolio	$4,139
Amount deferred	N/A
North Carolina Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Short Term Bond Fund	$4,139
Amount deferred	$1,931
Short Term Municipal Bond Fund	$4,139
Amount deferred	$1,931
South Carolina Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Total Return Bond Fund	$4,139
Amount deferred	$1,931
Virginia Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931

[7]

During the calendar year ended December 31, 2009, Dr. Santomero deferred $122,207 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Dr. Santomero’s account under that plan was $203,951.

Independent Trustee Compensation for the Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009[a]
Independent Trustees
Edward J. Boudreau, Jr.	$295,000
William P. Carmichael	$357,500
Minor M. Shaw	$287,500
R. Glenn Hilliard	$290,000
William A. Hawkins	$297,500
John J. Nagorniak	$250,000

Interested Trustee Compensation for the Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year Ended December 31, 2009[a]
Interested Trustees
Anthony M. Santomero	$265,000

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for

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service as Trustee for that calendar year. Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and fees for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) selected by such Trustee.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustees, including notional amounts through the Deferred Compensation Plan, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
Asset Allocation Fund II	A	A	A	A	A	A
California Intermediate Municipal Bond Fund	A	A	A	A	A	A
Convertible Securities Fund	A	A	A	A	A	A
Corporate Bond Portfolio	A	A	A	A	A	A
Georgia Intermediate Municipal Bond Fund	A	A	A	A	A	A
Global Value Fund	C	A	A	A	A	A
High Income Fund	A	A	A	A	A	A
International Value Fund	A	E	A	A	A	A
Large Cap Core Fund	C	A	A	A	A	A
Large Cap Enhanced Core Fund	A	A	A	A	A	A
Large Cap Index Fund	A	A	A	A	A	A
Large Cap Value Fund	A	A	A	A	A	A
LifeGoal® Balanced Growth Portfolio	A	A	A	A	A	A
LifeGoal® Growth Portfolio	A	A	A	A	A	A
LifeGoal® Income and Growth Portfolio	A	A	A	A	A	A
LifeGoal® Income Portfolio	A	A	A	A	A	A
Marsico 21st Century Fund	A	A	A	A	A	A
Marsico Focused Equities Fund	B	D	A	A	A	A
Marsico Global Fund	A	A	A	A	A	A

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Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
Marsico Growth Fund	A	D	A	A	A	A
Marsico International Opportunities Fund	A	A	A	A	A	A
Maryland Intermediate Municipal Bond Fund	A	A	A	A	A	A
Masters International Equity Portfolio	A	A	A	A	A	A
Mid Cap Index Fund	A	A	A	A	A	A
Mid Cap Value Fund	A	A	A	A	A	A
Mortgage- and Asset- Backed Portfolio	A	A	A	A	A	A
Multi-Advisor International Equity Fund	A	A	A	A	A	A
North Carolina Intermediate Municipal Bond Fund	A	A	A	A	A	A
Overseas Value Fund	A	A	A	A	A	A
Short Term Bond Fund	A	A	A	A	A	A
Short Term Municipal Bond Fund	A	A	A	A	A	A
Small Cap Growth Fund II	B	D	A	A	A	A
Small Cap Index Fund	A	A	A	A	A	A
Small Cap Value Fund II	B	A	A	A	A	A
South Carolina Intermediate Municipal Bond Fund	A	A	A	A	A	A
Total Return Bond Fund	A	A	A	A	A	A
Virginia Intermediate Municipal Bond Fund	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	E	E	E	A	E

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	Anthony M. Santomero
Asset Allocation Fund II	A
California Intermediate Municipal Bond Fund	A
Convertible Securities Fund	A
Corporate Bond Portfolio	A
Georgia Intermediate Municipal Bond Fund	A
Global Value Fund	A
High Income Fund	A
International Value Fund	A
Large Cap Core Fund	A
Large Cap Enhanced Core Fund	A
Large Cap Index Fund	A
Large Cap Value Fund	A
LifeGoal® Balanced Growth Portfolio	A
LifeGoal® Growth Portfolio	A
LifeGoal® Income and Growth Portfolio	A
LifeGoal® Income Portfolio	A

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Fund	Anthony M. Santomero
Marsico 21st Century Fund	A
Marsico Focused Equities Fund	A
Marsico Global Fund	A
Marsico Growth Fund	A
Marsico International Opportunities Fund	A
Maryland Intermediate Municipal Bond Fund	A
Masters International Equity Portfolio	A
Mid Cap Index Fund	A
Mid Cap Value Fund	A
Mortgage- and Asset- Backed Portfolio	A
Multi-Advisor International Equity Fund	A
North Carolina Intermediate Municipal Bond Fund	A
Overseas Value Fund	A
Short Term Bond Fund	A
Short Term Municipal Bond Fund	A
Small Cap Growth Fund II	A
Small Cap Index Fund	A
Small Cap Value Fund II	A
South Carolina Intermediate Municipal Bond Fund	A
Total Return Bond Fund	A
Virginia Intermediate Municipal Bond Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111	President (Principal Executive Officer)	2009

Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia

Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111	Senior Vice President and Chief Financial Officer (Principal Financial Officer)	2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President, Secretary and Chief Legal Officer	2010	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

Linda J. Wondrack (Born 1964) One Financial Center Boston, MA 02111	Senior Vice President and Chief Compliance Officer	2007	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds, since 2007, and RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
William F. Truscott (Born 1960) 53600 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President	2010	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958) One Financial Center Boston, MA 02111	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

Michael A. Jones (Born 1959) 100 Federal Street Boston, MA 02110	Senior Vice President	2010	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Amy Johnson (Born 1965) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President	2010	Senior Vice President and Chief Operating Officer of the Adviser, since May 2010; Chief Administrative Officer, the Adviser from 2009 until May 2010; Vice President – Asset Management and Trust Company Services, the Adviser, 2006-2009; Vice President – Operations and Compliance, the Adviser, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, 2001-2004.

Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111	Treasurer and Chief Accounting Officer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968) One Financial Center Boston, MA 02111	Deputy Treasurer	2010	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Julian Quero (Born 1967) One Financial Center Boston, MA 02111	Deputy Treasurer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02111	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Kathryn Thompson (Born 1967) One Financial Center Boston, MA 02111	Assistant Treasurer	2006	Director, Mutual Fund Accounting Oversight and Treasury of the Adviser, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Paul B. Goucher (Born 1968) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary	2010	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Ryan C. Larrenaga (Born 1970) One Financial Center Boston, MA 02111	Assistant Secretary	2005	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

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Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher O. Petersen (Born 1970) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of

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the Adviser other than the Funds. Conversely, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine

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that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal periods/years. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal periods/years. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 29, 2008
Convertible Securities Fund	$78,360	$322,359	$284,499
Large Cap Enhanced Core Fund	$252,593	$1,214,329	$903,415
Large Cap Index Fund	$79,256	$57,287	$36,653
Large Cap Value Fund	$3,143,773	$3,621,587	$3,846,915
Marsico 21st Century Fund	$14,472,692	$18,909,158	$17,682,363

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Fund	Fiscal Year Ended February 28, 2010		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 29, 2008
Mid Cap Value Fund	$6,634,701		$5,535,587		$3,076,353
Small Cap Value Fund II	$4,607,371		$2,963,749		$2,042,309
Global Value Fund	$43,086		$97,403.51		$336,900
Marsico Global Fund[1]	$19,741		$15,550		N/A
Marsico International Opportunities Fund	$4,199,116		$7,094,625		$8,847,436
Mid Cap Index Fund	$126,059		$131,394		$146,945
Multi-Advisor International Equity Fund	$2,712,557	*	$3,912,632	**	$4,860,579	***
Overseas Value Fund[2]	$16,847		$28,497		N/A
Small Cap Index Fund	$123,678		$188,373		$172,836

*	This amount includes $220,976 in commissions paid by the portion of the Fund that was subadvised by Causeway and $2,491,581 in commissions paid by the portion of the Fund that is subadvised by Marsico.
**	This amount includes $829,079 in commissions paid by the portion of the Fund that was subadvised by Causeway and $3,083,553 in commissions paid by the portion of the Fund that is sub-advised by Marsico.
***

This amount includes $1,112, 239 in commissions paid by the portion of the Fund that was subadvised by Causeway and $3,748,340 in commissions paid by the portion of the Fund that is sub-advised by Marsico.

[1]	Marsico Global Fund commenced operations in April 2008 and therefore paid no brokerage commissions prior to that date.
[2]	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no brokerage commissions prior to that date.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008	Fiscal Year Ended March 31, 2007
International Value Fund*	$962,909	$1,020,816	$3,079,182	$3,022,497
Large Cap Core Fund	$3,517,838	$3,504,058	$2,410,933	$3,338,986
Marsico Focused Equities Fund	$6,633,291	$7,461,288	$7,365,073	$3,408,940
Marsico Growth Fund	$8,957,276	$11,114,481	$5,108,886	$3,906,181
Small Cap Growth Fund II	$1,469,836	$1,413,250	$2,688,711	$2,144,191

*	Because the Feeder Fund’s brokerage commissions are paid at the Master Portfolio level, amounts shown are for the Fund’s Master Portfolio.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
Asset Allocation Fund II	$21,870	$41,585	$28,943
California Intermediate Municipal Bond Fund	—	$1,099	—
Corporate Bond Portfolio	$961	$12,273	$1,862
Georgia Intermediate Municipal Bond Fund	—	$472	—
High Income Fund	$3,715	$36,672	$75,531
LifeGoal® Balanced Growth Portfolio	$8,650	—	—
LifeGoal® Growth Portfolio	$5,730	—	—
LifeGoal® Income and Growth Portfolio	$2,180	—	—
LifeGoal® Income Portfolio	—	—	—
Maryland Intermediate Municipal Bond Fund	—	$875	—
Masters International Equity Portfolio	—	—	—
Mortgage- and Asset- Backed Portfolio	—	—	—
North Carolina Intermediate Municipal Bond Fund	—	$1,619	—
Short Term Bond Fund	$34,869	$10,309	$8,123
Short Term Municipal Bond Fund	—	—	—
South Carolina Intermediate Municipal Bond Fund	—	$1,486	—
Total Return Bond Fund	$85,184	$89,362	$57,337
Virginia Intermediate Municipal Bond Fund	—	$1,261	—

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Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid brokerage commissions to certain broker/dealers for the three most recently completed fiscal periods/years, as indicated in the following table:

		Aggregate Brokerage Commissions Paid
Fund	Broker/Dealer*	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 29, 2008

Global Value Fund	BAS	—	$2,907	$3,722
	MLPF&S	$2,509	—	N/A

Marsico 21st Century Fund	Banc of America Securities LLC (BAS)	—	—	—
	Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S)	$413,221	$12,001	N/A

Marsico Global Value Fund	BAS	—	—	N/A
	MLPF&S	$839	—	N/A

Marsico International Opportunities Fund	BAS	—	—	N/A
	MLPF&S	$184,099	$24,106	N/A

Multi-Advisor International Equity Fund (Causeway** and Marsico)	BAS	—	—	N/A
Causeway**	MLPF&S	$33,848	$11,737	N/A
Marsico	MLPF&S	$106,469	$13,484	N/A

		Aggregate Brokerage Commissions Paid
Fund	Broker/Dealer*	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008	Fiscal Year Ended March 31, 2007

International Value Fund	BAS	—	—	$5,021	N/A
	MLPF&S	$12,546	$40,508	N/A	N/A

Marsico Focused Equities Fund	BAS	—	—	—	—
	MLPF&S	$70,447	$713	N/A	N/A

Marsico Growth Fund	BAS	—	—	—	—
	MLPF&S	$148,003	$16,336	N/A	N/A

Fund	Broker/Dealer*	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Certain Broker/Dealers During the Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commissions Effected Through the Broker/Dealer During the Most Recent Fiscal Year
Marsico 21st Century Fund	MLPF&S	2.86%	2.68%
Marsico Focused Equities Fund	MLPF&S	1.06%	1.97%

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Fund	Broker/Dealer*	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Certain Broker/Dealers During the Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commissions Effected Through the Broker/Dealer During the Most Recent Fiscal Year
Marsico Growth Fund	MLPF&S	1.65%	2.42%
Global Value Fund	MLPF&S	1.5%	5.8%
Marsico Global Value Fund	MLPF&S	4.25%	3.59%
Marsico International Opportunities Fund	MLPF&S	4.38%	5.55%
Multi-Advisor International Equity Fund
Causeway**	MLPF&S	15%	28%
Marsico	MLPF&S	4.27%	5.37%
International Value Fund	MLPF&S	1.3%	1.3%

*	Prior to May 1, 2010, BAS and MLPF&S (as of January 1, 2009) and other broker-dealers affiliated with BANA were affiliated broker/dealers of the Fund by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Fund entered into a new investment management services agreement with the Adviser. However, BANA, on behalf of its fiduciary accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to BAS and MLPF&S after May 1, 2010.
**	Causeway served as co-investment subadviser to approximately half of the assets of Multi-Advisor International Equity Fund until July 8, 2009. At that time, the Previous Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously subadvised by Causeway.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended February 28, 2010
Convertible Securities Fund	$84,141,442	$19,218
Global Value Fund	—	—
International Value Fund	—	—
Large Cap Core Fund	$3,437,201,420	$597,376
Large Cap Enhanced Core Fund	—	—
Large Cap Index Fund	—	—
Large Cap Value Fund	$2,852,218,744	$356,068
Marsico 21st Century Fund	$1,653,516,816	$2,716,976
Marsico Focused Equities Fund	$874,643,755	$1,240,638
Marsico Global Fund	$2,641,551	$4,576
Marsico Growth Fund	$1,072,612,866	$1,670,277
Marsico International Opportunities Fund	$1,148,257,498	$2,071,350
Mid Cap Index Fund	—	—
Mid Cap Value Fund	$4,260,260,243	$407,393

154

Fund	Amount of Transactions	Related Commissions
Multi-Advisor International Equity Fund	$730,003,570	$1,447,999
Overseas Value Fund	$8,723,978	$2,053
Small Cap Growth Fund II	$680,363,344	$64,147
Small Cap Index Fund	—	—
Small Cap Value Fund II	$1,661,955,281	$199,929

For Funds with fiscal year ended March 31, 2010
Asset Allocation Fund II	$764,628	$604
California Intermediate Municipal Bond Fund	—	—
Corporate Bond Portfolio	—	—
Georgia Intermediate Municipal Bond Fund	—	—
High Income Fund	$81,665	$464
LifeGoal® Balanced Growth Portfolio	—	—
LifeGoal® Growth Portfolio	—	—
LifeGoal® Income and Growth Portfolio	—	—
LifeGoal® Income Portfolio	—	—
Maryland Intermediate Municipal Bond Fund	—	—
Masters International Equity Portfolio	—	—
Mortgage- and Asset- Backed Portfolio	—	—
North Carolina Intermediate Municipal Bond Fund	—	—
Short Term Bond Fund	—	—
Short Term Municipal Bond Fund	—	—
South Carolina Intermediate Municipal Bond Fund	—	—
Total Return Bond Fund	—	—
Virginia Intermediate Municipal Bond Fund	—	—

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended February 28, 2010
Convertible Securities Fund	CS First Boston Corp.	$4,440,770
	Goldman Sachs & Co.	$9,896,282
	Citigroup, Inc.	$10,683,096
	Deutsche Bank AG	$18,036,980

Global Value Fund	Citigroup, Inc.	$790,054

International Value Fund	None	$0

155

Fund	Broker/Dealer	Dollar Amount of Securities Held
Large Cap Core Fund	Morgan Stanley & Co., Inc.	$4,523,454
	JPMorgan Chase & Co.	$35,273,686
	Goldman Sachs & Co.	$27,955,380
	State Street Corp.	$2,792,055

Large Cap Enhanced Core Fund	Goldman Sachs & Co.	$5,206,455
	JPMorgan Chase & Co.	$7,470,660
	Morgan Stanley & Co., Inc.	$284,618
	Citigroup, Inc.	$4,344,860

Large Cap Index Fund	Goldman Sachs & Co.	$21,179,640
	Morgan Stanley & Co., Inc.	$10,092,695
	JPMorgan Chase & Co.	$43,572,205
	State Street Corp.	$5,854,872
	Citigroup, Inc.	$17,466,643
	Bank of New York Mellon Corp.	$9,049,225

Large Cap Value Fund	Goldman Sachs & Co.	$71,514,490
	Morgan Stanley & Co., Inc.	$37,947,188
	JPMorgan Chase & Co.	$88,368,255
	Citigroup, Inc.	$24,164,391

Marsico 21st Century Fund	JPMorgan Chase & Co.	$209,491,338
	State Street Corp.	$76,167,719
	Jefferies Group, Inc.	$102,963,894

Marsico Focused Equities Fund	Goldman Sachs & Co.	$112,953,650
	JPMorgan Chase & Co.	$101,678,956

Marsico Global Fund	JPMorgan Chase & Co.	$262,858

Marsico Growth Fund	Goldman Sachs & Co.	$136,367,376
	JPMorgan Chase & Co.	$119,551,041

Marsico International Opportunities Fund	CS First Boston Corp.	$36,296,625

Mid Cap Index Fund	Jefferies Group, Inc.	$6,256,224

Mid Cap Value Fund	None	$0

Multi-Advisor International Equity Fund	Barclays Capital	$11,847,972
	CS First Boston Corp.	$22,572,834

Overseas Value Fund	Barclays Capital	$144,656

Small Cap Growth Fund II	None	$0

Small Cap Index Fund	None	$0

Small Cap Value Fund II	None	$0

156

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2010
Asset Allocation Fund II	Morgan Stanley & Co., Inc.	$714,439
	JPMorgan Chase & Co.	$3,467,919
	Goldman Sachs & Co.	$644,830
	Citigroup, Inc.	$710,140
	Barclays Capital	$193,601
	CS First Boston Corp.	$418,309
	Wachovia Corp.	$646,632
	UBS Warburg LLC	$326,481

California Intermediate Municipal Bond Fund	None	$0

Corporate Bond Portfolio	Barclays Capital	$138,762
	JPMorgan Chase & Co.	$86,304
	Wells Fargo & Co.	$135,807

Georgia Intermediate Municipal Bond Fund	None	$0

High Income Fund	None	$0

LifeGoal® Balanced Growth Portfolio	None	$0

LifeGoal® Growth Portfolio	None	$0

LifeGoal® Income and Growth Portfolio	None	$0

LifeGoal® Income Portfolio	None	$0

Maryland Intermediate Municipal Bond Fund	None	$0

Masters International Equity Portfolio	None	$0

Mortgage- and Asset- Backed Portfolio	CS First Boston Corp.	$151,287
	JPMorgan Chase & Co.	$653,143
	Morgan Stanley & Co., Inc.	$1,294,949
	Wells Fargo & Co.	$1,921,226
	UBS Warburg LLC	$1,383,094
	Citigroup, Inc.	$421,470

North Carolina Intermediate Municipal Bond Fund	None	$0

Short Term Bond Fund	Barclays Capital	$15,359,481
	CS First Boston Corp.	$78,017,877
	Goldman Sachs & Co.	$18,335,446
	JPMorgan Chase & Co.	$62,171,265
	Morgan Stanley & Co., Inc.	$10,283,062
	Citigroup, Inc.	$17,660,333
	Wells Fargo & Co.	$17,312,165
	UBS Warburg LLC	$28,990,178

Short Term Municipal Bond Fund	None	$0

South Carolina Intermediate Municipal Bond Fund	None	$0

157

Fund	Broker/Dealer	Dollar Amount of Securities Held

Total Return Bond Fund	Barclays Capital	$3,555,138
	Wells Fargo & Co.	$51,378,326
	Morgan Stanley & Co., Inc.	$20,592,570
	JPMorgan Chase & Co.	$40,962,258
	UBS Warburg LLC	$20,553,415
	Citigroup, Inc.	$13,233,784
	CS First Boston Corp.	$22,018,435
	Goldman Sachs & Co.	$15,153,171

Virginia Intermediate Municipal Bond Fund	None	$0

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to financial intermediaries (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.15% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

158

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Acclaim Benefits, Inc.
•	A.G. Edwards
•	Alerus Retirement Solutions
•	Ameriprise Financial Services, Inc.*
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Bisys Retirement Services
•	Charles Schwab & Co.
•	Charles Schwab Trust Co.
•	Citigroup Global Markets Inc.
•	CitiStreet LLC
•	City National Bank
•	Compensation & Capital Administrative Services, Inc.
•	CPI Qualified Plan Consultants
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Dreyfus
•	Edward D. Jones & Co., L.P.
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	First Clearing LLC
•	Genworth Financial
•	GPC Securities, Inc.
•	Guardian Life Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Financial Group
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley & Co., Incorporated
•	MSCS Financial Services, LLC
•	National Investor Services Corp.
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	PNC Advisors
•	Princeton Retirement Group
•	Principal Life Insurance Company
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Co.
•	Reliance Trust Company
•	Robert W. Baird & Co., Inc.
•	Royal Alliance Associates, Inc.
•	Standard Retirement Services, Inc.
•	TD Ameritrade Clearing Inc.
•	TD Ameritrade Trust Company
•	Teachers Insurance and Annuity Association of America
•	The 401k Company
•	T. Rowe Price Group, Inc.
•	The Vanguard Group, Inc.
•	Unified Trust Company, N.A.
•	UPromise Investments, Inc.
•	VALIC Retirement Services
•	Wachovia Bank, N.A.
•	Wachovia Securities, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Corporation
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

159

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund/Portfolio in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

160

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Banc of America Investment Services, Inc.
•	Banc of America Securities LLC
•	Bank of America, N.A.
•	Bank of New York
•	Citibank, N.A.
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Custodial Trust Company
•	Fidelity Brokerage Services, Inc.
•	Genworth Financial, Inc.
•	Goldman, Sachs & Co.
•	GunAllen Financial, Inc.
•	Harris Corporation
•	ING Life Insurance and Annuity Co.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Clearing Corp.
•	Liberty Life Insurance Co.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley & Co. Incorporated
•	MSCS Financial Services, LLC
•	National Financial Services LLC
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	SEI Investments Inc.
•	State Street Global Markets, LLC
•	Transamerica Corporation
•	UBS Financial Services Inc.
•	US Bank National Association
•	Wachovia Securities LLC
•	Webster Investment Services, Inc.
•	Wells Fargo Corporate Trust Services
•	Wells Fargo Funds Management LLC
•	Wells Fargo Investments, LLC

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place

161

at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of each Fund by the Fund’s existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund may exchange those shares for Class B shares of a Fund. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Shares	Class W Shares	Class Y Shares[3]	Class Z Shares
Asset Allocation Fund II	✓	✓	✓							✓
California Intermediate Municipal Bond Fund	✓	✓	✓							✓
Convertible Securities Fund	✓	✓	✓	✓						✓
Corporate Bond Portfolio							✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓							✓
Global Value Fund	✓	✓	✓							✓
High Income Fund	✓	✓	✓							✓
International Value Fund	✓	✓	✓	✓	✓					✓
Large Cap Core Fund	✓	✓	✓	✓				✓		✓
Large Cap Enhanced Core Fund	✓			✓	✓				✓	✓
Large Cap Index Fund	✓	✓								✓
Large Cap Value Fund	✓	✓	✓	✓	✓			✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓		✓					✓

163

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Shares	Class W Shares	Class Y Shares[3]	Class Z Shares
LifeGoal® Growth Portfolio	✓	✓	✓		✓						✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓		✓						✓
LifeGoal® Income Portfolio	✓	✓	✓								✓
Marsico 21st Century Fund	✓	✓	✓		✓						✓
Marsico Focused Equities Fund	✓	✓	✓	✓							✓
Marsico Global Fund	✓		✓		✓						✓
Marsico Growth Fund	✓	✓	✓	✓	✓				✓		✓
Marsico International Opportunities Fund	✓	✓	✓	✓	✓						✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓								✓
Masters International Equity Portfolio	✓	✓	✓		✓						✓
Mid Cap Index Fund	✓			✓							✓
Mid Cap Value Fund	✓	✓	✓	✓	✓	✓	[2]		✓	✓	✓
Mortgage- and Asset- Backed Portfolio								✓
Multi-Advisor International Equity Fund	✓	✓	✓	✓	✓	✓	[2]		✓		✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓								✓
Overseas Value Fund	✓		✓		✓						✓
Short Term Bond Fund	✓	✓	✓	✓	✓	✓	[2]		✓	✓	✓
Short Term Municipal Bond Fund	✓	✓	✓								✓
Small Cap Growth Fund II	✓	✓	✓								✓
Small Cap Index Fund	✓										✓
Small Cap Value Fund II	✓	✓	✓	✓	✓						✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓								✓

164

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Shares	Class W Shares	Class Y Shares[3]	Class Z Shares
Total Return Bond Fund	✓	✓	✓							✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓							✓

[1]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of each Fund by the Fund’s existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund may exchange those shares for Class B shares of a Fund. See the prospectuses for Class B shares of the Funds for details.

[2]	Class R4 shares of Mid Cap Value Fund, Multi-Advisor International Equity Fund and Short Term Bond Fund have not commenced operations as of the date of this SAI.
[3]	The Funds also offers Class Y shares, which are included in a different statement of additional information.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a

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class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement or investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged.

Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

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•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R shares and Class R4 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R shares and Class R4 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

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Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

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Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled “Distributions and Taxes.” The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may

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qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury Regulations generally permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

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In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company accorded special tax treatment under the Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

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Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or

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worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules

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could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt

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income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

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“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but

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it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate Capital Gain Dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS

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pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. A Fund that invests primarily or exclusively in other regulated investment companies would not be eligible for this election, even if the underlying regulated investment companies were eligible and did make the election.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws

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covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends (defined below). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined below) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income

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tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2010, distributions made to foreign shareholders and properly designated by a Fund as “interest-related dividends” were exempt from U.S. federal income tax withholding. The exemption for interest-related dividends did not apply to any distribution to a foreign shareholder (i) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (ii) that was within certain foreign countries that had inadequate information exchange with the United States, or (iii) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. Interest-related dividends were generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund was required to designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding will not apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.
In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly designated as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2010, distributions to a foreign shareholder attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year (“short-term capital gain dividends”) were generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applied to such distribution.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it would designate any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation, and an intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

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Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs — defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2010, if a Fund was a USRPHC or would have been a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also applied to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2010 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2010, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2010 and what the terms of any such extension would be. Unless and until such legislation is enacted, beginning on January 1, 2010, withholding is required in respect of amounts paid in redemption of shares of a Fund by a greater-than-5% foreign shareholder if the Fund is a USRPHC, without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

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If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

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Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it appears that any distribution made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Tax-exempt funds intends to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax.

Distributions of capital gains or income not attributable to interest on tax-exempt funds’ tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier.

Not later than 60 days after the close of a tax-exempt fund’s taxable year, the tax-exempt fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest dividends. In general, if an amount of the tax-exempt fund’s distribution designated as an exempt-interest dividend exceeds the fund’s net-exempt interest, the amount so qualifying as tax-exempt will be scaled back ratably to the amount of its net-exempt income. In such a case, each tax-exempt fund shareholder must proportionately reduce the

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amount of the dividend it treats as tax-exempt, and will generally include the excess income as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a tax-exempt fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a tax-exempt fund’s exempt-interest dividends received by the shareholder to all of the tax-exempt fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the tax-exempt fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, tax-exempt funds invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a tax-exempt fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (AMT). To the extent that a tax-exempt fund invests in certain private activity bonds, its shareholders will be required to report that portion of a tax-exempt fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a tax-exempt fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a tax-exempt fund. In addition, exempt-interest dividends paid by a tax-exempt fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a tax-exempt fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a tax-exempt fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a tax-exempt fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to California Intermediate Municipal Bond Fund

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California (California Exempt Securities), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (California exempt-interest distributions). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Possession obligations. The California Intermediate Municipal Bond Fund intends to qualify under the above requirements so that it can pay California exempt-interest distributions.

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Within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California state individual income tax law.

Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of the California Intermediate Municipal Bond Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions during the shareholder’s taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Intermediate Municipal Bond Fund and its shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any of the Fund’s distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.

Special Tax Considerations Pertaining to the Georgia Intermediate Municipal Bond Fund

The portion of the Fund’s exempt-interest distributions paid to residents of Georgia attributable to interest received by the Georgia Funds on tax-exempt obligations of the State of Georgia or its political subdivision or authorities and other Fund distributions attributable to interest received from U.S. Government obligations will be exempt from Georgia individual and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Funds owned by investors residing in Georgia. The Georgia intangibles tax was repealed by the Georgia General Assembly on March 21, 1996, further ratified by a Constitutional Amendment approved in the November 1996 General Election (GA. L 1996, P.130 § 9). The Georgia intangibles tax was repealed for taxable years beginning after January 1, 1996. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follow the federal income tax treatment. Interest received by a Georgia resident from non-Georgia municipal state bonds and distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.

Special Tax Considerations Pertaining to Maryland Intermediate Municipal Bond Fund

The portion of the Maryland Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa or their authorities (Maryland Municipal Bonds) and distributions attributable to gains from the disposition Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or interest on U.S. Government obligations will be exempt from Maryland individual and corporate income taxes; any other Fund distributions will be subject to Maryland income tax. Fund shareholders will be informed annually regarding the portion of the Maryland Intermediate Municipal Bond Fund’s distributions that constitutes income exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax

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preference if the bonds (i) are not Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S. possessions. Accordingly, up to 50% of any distributions from the Maryland Intermediate Municipal Bond Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of the Maryland Intermediate Municipal Bond Fund will not be subject to the Maryland personal property tax.

Special Tax Considerations Pertaining to the North Carolina Intermediate Municipal Bond Fund

The portion of the North Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of the North Carolina Intermediate Municipal Bond Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 for purposes of determining their North Carolina taxable income.

Special Tax Considerations Pertaining to the South Carolina Intermediate Municipal Bond Fund

The portion of the South Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina income taxes. Distributions of capital gains or income not attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest on obligations of the United States may be subject to South Carolina income taxes.

Although distributions of capital gains and the gain recognized with respect to the sale or exchange of shares of the Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized in South Carolina during a taxable year. The definition of net capital gain for federal income tax purposes is utilized for purposes of this deduction. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to non-individual beneficiaries.

Special Tax Considerations Pertaining to the Virginia Intermediate Municipal Bond Fund

The portion of the Virginia Intermediate Municipal Bond Fund’s distributions attributable to interest on (i) debt obligations of Virginia or its political subdivisions, and (ii) debt obligations of the United States and any authority, commission or instrumentality of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands), that are, in each case, backed by the full faith and credit of the borrowing government, will be exempt from Virginia income tax. Furthermore, any of the Virginia Intermediate Municipal Bond Fund’s distributions that are attributable to realized gains from dispositions of the foregoing debt obligations may also be exempt from Virginia income tax.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending February 28:

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Convertible Securities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,676,047.3070	53.15%

Columbia Convertible Securities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	539,148.0880	46.01%

Columbia Convertible Securities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	726,305.3420	49.22%

Columbia Convertible Securities Fund Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FLR. 333 W 34TH ST NEW YORK NY 10001-2402	88,552.6660	6.00%

Columbia Convertible Securities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,573,901.9350	59.74%

Columbia Convertible Securities Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN: JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	796,922.2030	7.24%

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Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Convertible Securities Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN: JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	649,976.3610	5.91%

Columbia Global Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	551,871.7790	21.75%

Columbia Global Value Fund Class A	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	174,179.6740	6.86%

Columbia Global Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	123,752.4100	18.70%

Columbia Global Value Fund Class B	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	174,179.6740	6.86%

Columbia Global Value Fund Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FLR. 333 W 34TH ST NEW YORK NY 10001-2402	54,949.4480	8.30%

Columbia Global Value Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	38,546.0020	5.82%

Columbia Global Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	850,692.7110	29.03%

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Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Global Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLR. 333 W 34TH ST NEW YORK NY 10001-2402	284,293.1510	9.70%

Columbia Global Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	808,790.6280	55.02%

Columbia Global Value Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	347,662.9250	23.65%

Columbia Global Value Fund Class Z	FRONTIER TRUST CO FBO ASSOCIATES IN DIAGNOSTIC RADIOLOGY P.O. BOX 10758 FARGO ND 58106-0758	93,358.6250	6.35%

Columbia International Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,157,701.7550	18.42%

Columbia International Value Fund Class A	PRUDENTIAL RETIREMENT INS & ANN CO FBO VARIOUS RETIREMENT PLANS 200 WOOD AVE S ISELIN NJ 08830-2769	2,693,711.8980	9.62%

Columbia International Value Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4151	2,562,039.2280	9.15%

Columbia International Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22,515,7400	19.90%

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Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia International Value Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,766.2090	5.10%

Columbia International Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,227,586.1220	27.38%

Columbia International Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	384,709.7330	8.58%

Columbia International Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,350,727.8690	39.52%

Columbia International Value Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	18,665,218.9790	21.47%

Columbia International Value Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	7,422,644.5780	8.54%

Columbia Large Cap Core Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,591,092.9160	69.20%

Columbia Large Cap Core Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	72,603.6910	44.54%

193

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Core Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	59,048.1100	28.82%

Columbia Large Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	30,086.1110	14.68%

Columbia Large Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	51,769,526.9970	62.63%

Columbia Large Cap Core Fund Class Z	COLUMBIA MANAGEMENT ADVISOR COLUMBIA GROWTH ASST ALLOC-NY529 ATTN: JIM MARIN 3RD FL 245 SUMMER ST BOSTON MA 02210-1133	4,566,619.7210	5.52%

Columbia Large Cap Enhanced Core Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	441,376.6610	43.79%

Columbia Large Cap Enhanced Core Fund Class R	CHRISTI LAIRD FBO COUNTRYWIDE MECHANICAL SYSTEMS 401K PROFIT SHARING PLAN & TRUST INC 9330 STEVENS RD STE A SANTEE CA 92071-5639	3,993.0390	42.27%

Columbia Large Cap Enhanced Core Fund Class R	NFS LLC CUST HUNTINGTON NATIONAL BANK FBO: EB ACCOUNTS 7 EASTON OVAL COLUMBUS OH 43219-6010	3,140.5300	33.25%

194

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Enhanced Core Fund Class R	MG TRUST CO CUST FBO APPLIED RELIABILITY ENGINEERING 700 17TH ST STE 300 DENVER CO 80202-3531	2,173.7330	23.01%

Columbia Large Cap Enhanced Core Fund Class Y	BANK OF AMERICA NA ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,867,095.5940	99.96%

Columbia Large Cap Enhanced Core Fund Class Z	BANK OF AMERICA NA ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	32,562.941.9940	88.33%

Columbia Large Cap Enhanced Core Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,032,605.2870	5.51%

Columbia Large Cap Index Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,883,865.3490	13.15%

Columbia Large Cap Index Fund Class A	RELIANCE TRUST CO FBO RETIREMENT PLANS SERVICED BY METLIFE 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	1,384,510.8550	9.67%

Columbia Large Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO CLIENTS BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	802,853.0910	5.60%

Columbia Large Cap Index Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,368.6480	5.43%

195

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Index Fund Class B	NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO GENE P ALVES 560 RAY ST FALL RIVER MA 02720-7208	7,847.3670	5.09%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	28,122,739.8040	25.35%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	18,508,025.9610	16.68%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA TTEE 401(K) FOR LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	14,756,633.7260	13.30%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA TRANSFERRED SAVINGS CUST FBO BANK OF AMERICA N.A PO BOX 1939 HOUSTON TX 77251-1939	5,948,594.3730	5.36%

Columbia Large Cap Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,303,603.5440	14.22%

Columbia Large Cap Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	436,675.1230	7.89%

Columbia Large Cap Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	585,984.5170	17.12%

196

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Value Fund Class R	MICHAEL MIRE FBO GULFSTREAM SERVICES INC 401K PSP & TRUST 103 DICKSON RD HOUMA LA 70363-7306	82,420.9220	78.32%

Columbia Large Cap Value Fund Class R	COMMUNITY BANK NA AS CUST FBO SIMED 1165(E) RETIREMENT PLAN 6 RHOADS DR STE 7 UTICA NY 13502-6317	19,418.2520	18.45%

Columbia Large Cap Value Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,109,406.6510	99.89%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	41,482,188.4480	34.60%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN: NORMA AJA P.O. BOX 1939 HOUSTON TX 77251-1939	18,275,848.6640	15.24%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA TTEE 401(K) LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	13,376,089.4290	11.16%

Columbia Marsico 21st Century Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11,199,371.5990	7.70%

Columbia Marsico 21st Century Fund Class A	PRUDENTIAL INVESTMENT MNGT SVC FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNTI 194 WOOD AVE S ISELIN NJ 08830-2710	7,408,061.1970	5.10%

197

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico 21st Century Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,623,892.5810	17.14%

Columbia Marsico 21st Century Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	904,907.5070	9.55%

Columbia Marsico 21st Century Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,932,724.7210	26.51%

Columbia Marsico 21st Century Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	6,482,084.5310	12.33%

Columbia Marsico 21st Century Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	2,697,499.8120	5.13%

Columbia Marsico 21st Century Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	353,713.0210	10.76%

Columbia Marsico 21st Century Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,447,698.8280	16.00%

Columbia Marsico 21st Century Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,040,499.7850	11.95%

198

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico 21st Century Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	8,446,356.2090	10.05%

Columbia Marsico 21st Century Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUNDS OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	6,869,310.5170	8.17%

Columbia Marsico 21st Century Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-415	6,773,805.6020	8.06%

Columbia Marsico 21st Century Fund Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	6,751,574.6710	8.03%

Columbia Marsico Focused Equities Fund Class A	PRUDENTIAL INVESTMENT MNGT SVC FBO MUTUAL FUND CLIENTS ATTN: PROCHOICE UNIT 194 WOOD AVE S ISELIN NJ 08830-2710	15,967,435.7510	21.28%

Columbia Marsico Focused Equities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,736,281.8880	11.64%

Columbia Marsico Focused Equities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,345,070.0140	48.70%

199

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Focused Equities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,275,537.7720	53.82%

Columbia Marsico Focused Equities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,209,057.3920	7.86%

Columbia Marsico Focused Equities Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	9,804,286.9370	19.67%

Columbia Marsico Focused Equities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,293,123.4110	12.63%

Columbia Marsico Focused Equities Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	4,372,982.4200	8.77%

Columbia Marsico Focused Equities Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-415	4,053,356.7700	8.13%

Columbia Marsico Global Fund Class A	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,467.7520	52.68%

Columbia Marsico Global Fund Class A	NFS LLC FEBO WILLIAM C LIVINGSTON BRONAH M LIVINGSTON 4254 RUSTLING WOODS DR DENVER NC 28037-5463	13,003.8390	5.46%

200

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Global Fund Class C	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,000.0000	66.31%

Columbia Marsico Global Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,730.8890	7.28%

Columbia Marsico Global Fund Class R	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,246.4790	99.59%

Columbia Marsico Global Fund Class Z	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,689.4900	86.03%

Columbia Marsico Global Fund Class Z	BANK OF AMERICA NA IRA CHARLES J HOWELL 600 UNIVERSITY ST STE 1725 SEATTLE WA 98101-4120	16,738.2680	11.46%

Columbia Marsico Growth Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9,616,817.1710	16.34%

Columbia Marsico Growth Fund Class A	MORGAN STANLEY SMITH BARNEY HARBOSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	4,907,913.3890	8.34%

Columbia Marsico Growth Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	3,347,885.8880	5.69%

201

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,121,699.8620	44.24%

Columbia Marsico Growth Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	182,046.8070	7.18%

Columbia Marsico Growth Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12,100,883.2820	53.69%

Columbia Marsico Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,801,294.0250	7.99%

Columbia Marsico Growth Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2I, 3RD FL JERSEY CITY NJ 07311	1,300,891.0260	5.77%

Columbia Marsico Growth Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD CT 06104-2999	404,351.1090	44.63%

Columbia Marsico Growth Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	67,289.3190	7.43%

Columbia Marsico Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	24,433,604.5490	25.46%

202

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	17,430,361.2730	18.17%

Columbia Marsico Growth Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUNDS OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	9,804,031.1820	10.22%

Columbia Marsico Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	7,570,908.3860	7.89%

Columbia Marsico International Opportunities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,493,803.5100	10.55%

Columbia Marsico International Opportunities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	403,891.6150	26.24%

Columbia Marsico International Opportunities Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	139,719.1580	9.08%

Columbia Marsico International Opportunities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	797,783.6690	19.90%

203

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico International Opportunities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	522,218.4880	13.03%

Columbia Marsico International Opportunities Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	227,244.8610	5.67%

Columbia Marsico International Opportunities Fund Class R	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	47,994.4000	15.33%

Columbia Marsico International Opportunities Fund Class R	FRONTIER TRUST CO FBO DEARBORN MID WEST CONVEYOR CO 401K P.O. BOX 10758 FARGO ND 58106-0758	46,382.8210	14.82%

Columbia Marsico International Opportunities Fund Class R	NTC & CO CUST BODE CALL & STROUPE FBO BODE CALL & STROUPE P.O. BOX 173859 DENVER CO 80217-3859	32,856.3270	10.49%

Columbia Marsico International Opportunities Fund Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	22,172.4570	7.08%

Columbia Marsico International Opportunities Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD CT 06104-2999	17,859.8770	5.70%

Columbia Marsico International Opportunities Fund Class R	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO WHITEMAN LUMBER COMPANY 401K PLAN P.O. BOX 79377 ATLANTA GA 30357-7377	16,562.9740	5.29%

204

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico International Opportunities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	54,208,961.1110	61.99%

Columbia Marsico International Opportunities Fund Class Z	VANGUARD FIDUCIARY TRUST COMPANY NATIONS FUNDS P.O. BOX 2600 VM 613 ATTN OUTSIDE FUNDS VALLEY FORGE PA 19482-2600	8,110,560.1520	9.27%

Columbia Marsico International Opportunities Fund Class Z	TEXAS CHILDREN’S HOSPITAL FOUNDATION 1919 S.BRAESWOOD HOUSTON TX 77030-4412	6,027,850.6560	6.89%

Columbia Mid Cap Index Fund Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	3,380,978.2100	16.08%

Columbia Mid Cap Index Fund Class A	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST MAGELLAN HEALTH SERVICE INC 6950 COLUMBIA GATEWAY DR COLUMBIA MD 21046-2706	1,349,770.7930	6.42%

Columbia Mid Cap Index Fund Class A	ORCHARD TRUST COMPANY LL TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	1,224,647.4640	5.82%

Columbia Mid Cap Index Fund Class A	JPMORGAN CHASE TRUSTEE CUST FBO ERICSSON CAPITAL ACCUMULATION AND SAVINGS PLAN 93 WARD PKWY KANSAS CITY MO 64114-3317	1,093,460.0330	5.20%

Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	68,401,274.4280	35.19%

205

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	42,191,802.7500	21.70%

Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA TTEE 401(K) FOR LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	25,762,004.0100	13.25%

Columbia Mid Cap Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,435,760.4780	6.29%

Columbia Mid Cap Value Fund Class A	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	6,528,034.4580	5.52%

Columbia Mid Cap Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	268,576.0030	6.18%

Columbia Mid Cap Value Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	239,097.0000	5.50%

Columbia Mid Cap Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,036,617.8700	21.09%

Columbia Mid Cap Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,340,383.1390	9.31%

206

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Value Fund Class R	GREAT WEST LIFE & ANNUITY C/O FASCORE LLC 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	15,502,397.4310	61.70%

Columbia Mid Cap Value Fund Class R	HARTFORD LIFE INS. CO SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD, CT 06104-2999	1,534,665.8730	6.11%

Columbia Mid Cap Value Fund Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,138.9930	100.00%

Columbia Mid Cap Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	41,442,903.6130	19.47%

Columbia Mid Cap Value Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	31,705,425.6820	14.89%

Columbia Mid Cap Value Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	18,626,637.9240	8.75%

Columbia Mid Cap Value Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18,364,780.9080	8.63%

Columbia Multi-Advisor International Equity Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	554,599.2450	26.38%

207

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35,532.3860	42.61%

Columbia Multi-Advisor International Equity Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	49,487.8760	39.83%

Columbia Multi-Advisor International Equity Fund Class C	SUMMERVILLE PEDIACTRICS PA PROFIT SHARING PLAN 312 MIDLAND PARKWAY SUMMERVILLE SC 29485-8102	9,433.2020	7.59%

Columbia Multi-Advisor International Equity Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	7,629.9760	6.14%

Columbia Multi-Advisor International Equity Fund Class R	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO VIRGINIA LAB SUPPLY 401K PSP PO BOX 79377 ATLANTA GA 30357-7377	11,0726210	50.08%

Columbia Multi-Advisor International Equity Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,494.4590	24.85%

Columbia Multi-Advisor International Equity Fund Class R	MG TRUST CO CUST FBO APPLIED RELIABILITY ENGINEERING 700 17TH ST STE 300 DENVER CO 80202-3531	2,132.3010	9.65%

Columbia Multi-Advisor International Equity Fund Class R	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 700 17TH ST STE 300 DENVER CO 80202-3531	2,075.4350	9.39%

208

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	65,820,152.9370	57.36%

Columbia Multi-Advisor International Equity Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	16,342,850.5470	14.24%

Columbia Multi-Advisor International Equity Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO ATTN JIM MARIN ONE FINANCIAL CENTER FL 3 BOSTON MA 02111-2694	8,298,492.9220	7.23%

Columbia Overseas Value Fund Class Z	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,088,418.8280	100.00%

Columbia Small Cap Growth Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,208,893.4990	17.25%

Columbia Small Cap Growth Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	79,205.3320	29.66%

Columbia Small Cap Growth Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	81,238.5560	30.31%

209

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Growth Fund II Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH, 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	19,678.8020	7.34%

Columbia Small Cap Growth Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,402,334.2720	59.82%

Columbia Small Cap Growth Fund II Class Z	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO PLEXUS CORP. 401(K) SAVINGS PLAN P.O. BOX 79377 ATLANTA GA 30357-7377	1,435,274.1330	6.92%

Columbia Small Cap Index Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	757,484.0330	8.95%

Columbia Small Cap Index Fund Class A	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	624,406.6530	7.37%

Columbia Small Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	546,792.3390	6.46%

Columbia Small Cap Index Fund Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	493,365.5470	5.83%

Columbia Small Cap Index Fund Class A	FIFTH THIRD BANK TTEE FBO VARIOUS FASCORE LL RECORDKEPT 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	455,118.2040	5.38%

210

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	30,722,153.5870	33.60%

Columbia Small Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN: NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	18,829,065.7420	20.59%

Columbia Small Cap Index Fund Class Z	BANK OF AMERICA TTEE 401(K) FOR LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	9,275,354.8020	10.14%

Columbia Small Cap Value Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,440,867.1760	8.49%

Columbia Small Cap Value Fund II Class A	SUPPLEMENTAL INCOME TRUST FUND P.O. BOX 8338 BOSTON MA 02266-8338	2,428,315.2810	5.99%

Columbia Small Cap Value Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	29,982.8160	11.96%

Columbia Small Cap Value Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	423,829.9170	22.45%

Columbia Small Cap Value Fund II Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	106,397.2450	5.64%

211

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Value Fund II Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD CT 06104-2999	585,318.4600	27.98%

Columbia Small Cap Value Fund II Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	134,873.3930	6.45%

Columbia Small Cap Value Fund II Class R	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	110,452.0530	5.28%

Columbia Small Cap Value Fund II Class R	FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORDKEPT PLANS C/O FASCORP 8515 ORCHARD RD GREENWOOD VLG CO 80111-5002	106,948.3090	5.11%

Columbia Small Cap Value Fund II Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,440,556.3770	15.58%

Columbia Small Cap Value Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,133,939.7780	14.06%

Columbia Small Cap Value Fund II Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	12,022,382.9750	13.93%

212

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Value Fund II Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	6,938,111.8800	8.04%

Columbia Small Cap Value Fund II Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,423,694.2660	6.29%

Columbia Small Cap Value Fund II Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,800,292.2420	5.56%

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Asset Allocation Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,488,370.7030	75.67%

Columbia Asset Allocation Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	43.393.8240	61.67%

Columbia Asset Allocation Fund II Class C	UBS FINANCIAL SERVICES INC. FBO BARBARA PHILLIPS 933 111TH AVE NE APT 532 BELLEVUE WA 98004-8544	11,416.4560	26.76%

Columbia Asset Allocation Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6,707.4070	15.72%

213

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Asset Allocation Fund II Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	4,001.9850	9.38%

Columbia Asset Allocation Fund II Class C	UBS FINANCIAL SERVICES INC. FBO RAYDEAN RANDLETT TRADITIONAL IRA 1135 HIDDEN OAKS DR MENLO PARK CA 94025-6042	2,679.5480	6.28%

Columbia Asset Allocation Fund II Class C	AMERICAN ENTERPRISE INVESTMENT SVCS P.O. BOX 9446 MINNEAPOLIS MN 55440-9446	2,444.9880	5.73%

Columbia Asset Allocation Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,095,457.0520	99.53%

Columbia CA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	594,993.7540	48.17%

Columbia CA Intermediate Municipal Bond Fund Class A	UBS FINANCIAL SERVICES INC. FBO THELMA STEWART MANAGEMENT COMPANY, LLC 3031 W MARCH LN STE 123 STOCKTON CA 95219-6567	192,667.5230	15.60%

Columbia CA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21,665.8350	96.98%

214

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia CA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	151,043.7160	74.34%

Columbia CA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC EXEMPTION TR CREATED UNDER 2004 SICHI FAM TRUST TR 2555 TODD CT ARCATA CA 95521-5147	17,771.9890	8.75%

Columbia CA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,402,583.1980	91.11%

Columbia GA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	500,329.0080	28.54%

Columbia GA Intermediate Municipal Bond Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	236,234.9350	13.47%

Columbia GA Intermediate Municipal Bond Fund- Class A	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	119,832.3740	6.83%

Columbia GA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	34,565.4740	49.17%

Columbia GA Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	7,603.0950	10.82%

215

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia GA Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC STEVE G LYMAN & ALIDA B LYMAN 4492 HAVERSTRAW DRIVE DUNWOODY GA 30338-6604	5,352.1450	7.61%

Columbia GA Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC DAVID G HUNTER 4698 JERFFERSON TOWNSHIP LN MARIETTA GA 30066-3826	5,236.5320	7.45%

Columbia GA Intermediate Municipal Bond Fund- Class B	FIRST CLEARING, LLC WILSON S MOBLEY 2058 BRIAN WAY DECATUR GA 30033-3826	4,696.6730	6.68%

Columbia GA Intermediate Municipal Bond Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	4,633.4730	6.59%

Columbia GA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	91,354.3690	25.97%

Columbia GA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC RUTH LAUTZ TR RUTH LAUTZ TTEE 3315 PEACHTREE INDUSTRIAL BLVD DECATUR GA 30033-3826	23,749.9060	6.75%

Columbia GA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	9,169,349.1900	95.51%

Columbia High Income Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,761,279.4370	24.05%

Columbia High Income Fund Class A	NFS LLC FEBO TRANSAMERICA LIFE INS COMPANY 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	2,611,942.2490	16.70%

216

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia High Income Fund Class A	NFS LLC FEBO TRANSAMERICA FINANCIAL LIFE 1150 S OLIVE ST STE 2700 LOS ANGELES, CA 90015-2211	851,362.5680	5.44%

Columbia High Income Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,400,615.9210	44.23%

Columbia High Income Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,132,847.9740	39.16%

Columbia High Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	176,673.0810	6.11%

Columbia High Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	53,986,303.5250	68.78%

Columbia High Income Fund Class Z	STATE STREET BANK AND TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	4,946,724.2400	6.30%

Columbia LifeGoal® Balanced Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,224,400.9780	41.92%

217

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Balanced Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,458,714.4550	48.57%

Columbia LifeGoal® Balanced Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,766,178.7790	45.77%

Columbia LifeGoal® Balanced Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	98,224.7790	44.29%

Columbia LifeGoal® Balanced Growth Portfolio Class R	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN PO BOX 10758 FARGO ND 58106-0758	29,283.8680	13.20%

Columbia LifeGoal® Balanced Growth Portfolio Class R	COUNSEL TRUST DBA MATC FBO V RAO EMANDI M D 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	17,074.9380	7.70%

Columbia LifeGoal® Balanced Growth Portfolio Class R	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	12,602.1910	5.68%

Columbia LifeGoal® Balanced Growth Portfolio Class R	JOSEPH D POLK FBO VANTAGE SYSTEMS INC 401K PSP & TRUST 4600 FORBES BLVD STE 250 LANHAM MD 20706-4359	12,156.0160	5.48%

Columbia LifeGoal® Balanced Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,996,804.0880	41.68%

218

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Balanced Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,829,657.0880	38.19%

Columbia LifeGoal® Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,640,599.3170	45.11%

Columbia LifeGoal® Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,280,791.5270	50.89%

Columbia LifeGoal® Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,701,596.4930	39.75%

Columbia LifeGoal® Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	53,618.6240	30.15%

Columbia LifeGoal® Growth Portfolio Class R	FRONTIER TRUST CO FBO RIVERFRONT STEEL 401K PLAN P.O. BOX 10758 FARGO ND 58106-0758	25,358.8900	14.26%

Columbia LifeGoal® Growth Portfolio Class R	MG TRUST CO CUST FBO CLINICA CAMPESINA FAMILY HEALTH SER 700 17TH ST STE 300 DENVER CO 80202-3531	23,993.0390	13.49%

Columbia LifeGoal® Growth Portfolio Class R	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN P.O. BOX 10758 FARGO ND 58106-0758	18,004.5740	10.12%

219

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Growth Portfolio Class R	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	10,211.8830	5.74%

Columbia LifeGoal® Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,165,077.3580	52.07%

Columbia LifeGoal® Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,015,604.8400	24.42%

Columbia LifeGoal® Growth Portfolio Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	419,856.2380	10.10%

Columbia LifeGoal® Income and Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,178,076.5960	37.90%

Columbia LifeGoal® Income and Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,862,336.8520	54.65%

Columbia LifeGoal® Income and Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	994,475.6320	42.97%

220

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Income and Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	32,943.8470	52.59%

Columbia LifeGoal® Income and Growth Portfolio Class R	FRONTIER TRUST CO FBO GROSSMONT FAMILY MEDICAL GROUP 401K P.O. BOX 10758 FARGO ND 58106-0758	3,540.0850	5.65%

Columbia LifeGoal® Income and Growth Portfolio Class R	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 700 17TH ST STE 300 DENVER CO 80202-3531	5,874.0900	9.38%

Columbia LifeGoal® Income and Growth Portfolio Class R	FRONTIER TRUST CO FBO TRI-EAGLE SALES 401K PROFIT SHARING PO BOX 10758 FARGO, ND 58106-0758	7,257.2510	11.59%

Columbia LifeGoal® Income and Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	610,709.0520	29.68%

Columbia LifeGoal® Income and Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	582,540.4770	28.31%

Columbia LifeGoal® Income and Growth Portfolio Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	164,256.6900	7.98%

Columbia LifeGoal® Income Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	463,712.1810	33.18%

221

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Income Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	271,383.8400	43.10%

Columbia LifeGoal® Income Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	174,454.9530	35.56%

Columbia LifeGoal® Income Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	126,661.8280	43.65%

Columbia LifeGoal® Income Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,134.5560	11.76%

Columbia MD Intermediate Municipal Bond Fund Class A	NFS LLC FEBO ROBERT GLADSTONE LESLIE GLADSTONE 2468 BELMONT RD NW WASHINGTON DC 20008-1610	358,822.2860	13.95%

Columbia MD Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	220,932.6060	8.59%

Columbia MD Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC MARK & MARY ANN RONALD TRUST MARK & MARY ANN RONALD TTEES 7110 44TH ST CHEVY CHASE MD 20815-6039	132,477.3530	5.15%

222

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia MD Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9,001.3210	15.06%

Columbia MD Intermediate Municipal Bond Fund Class B	NFS LLC FEBO MARY A MICHELS 1658 HARDWICK RD BALTIMORE MD 21286-8128	5,894.5610	9.86%

Columbia MD Intermediate Municipal Bond Fund Class B	NFS LLC FEBO RALPH M VITALE SR AUDREY J VITALE 3510 E JOPPA RD BALTIMORE MD 21234-3313	5,224.3900	8.74%

Columbia MD Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC ROBERT F ROHR & BARBARA M ROHR JT TEN 608 CHURCHILL RD BEL AIR MD 21014-4245	4,725.1010	7.91%

Columbia MD Intermediate Municipal Bond Fund Class B	FIRST CLERING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	4,665.7530	7.81%

Columbia MD Intermediate Municipal Bond Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	3,648.1450	6.10%

Columbia MD Intermediate Municipal Bond Fund Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	3,596.6430	6.02%

Columbia MD Intermediate Municipal Bond Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	94,172.8150	22.35%

Columbia MD Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	88,159.2190	20.92%

223

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia MD Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,376,071.5190	94.19%

Columbia Masters International Equity Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	705,689.8330	12.28%

Columbia Masters International Equity Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	115,823.5380	26.65%

Columbia Masters International Equity Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	287,199.0170	24.11%

Columbia Masters International Equity Portfolio Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2. 3RD FL JERSEY CITY, NJ 07311	88,938.8090	7.47%

Columbia Masters International Equity Portfolio Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,664.9660	56.99%

Columbia Masters International Equity Portfolio Class R	COUNSEL TRUST DBA MATC FBO PROST DATA INC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	399,5780	13.68%

224

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Masters International Equity Portfolio Class R	BRETT PEAKS FBO LENOX VILLAGE DENTISTRY 401K PSP & TRUST 6905 LENOX VILLAGE DR NASHVILLE TN 37211-7172	386.9590	13.24%

Columbia Masters International Equity Portfolio Class R	COUNSEL TRUST DBA MID ATLANTIC TRUST CO FBO SAL OPPENHEIM JR & CIE 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	288.0130	9.86%

Columbia Masters International Equity Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,650,697.2390	91.02%

Columbia NC Intermediate Municipal Bond Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	297,829.2580	8.26%

Columbia NC Intermediate Municipal Bond Fund Class A	NFS LLC FEBO MAURICIO CASTILLO TTEE MAURICIO CASTILLO LIVING TRUST 416 HILLSBOROUGH ST CHAPEL HILL NC 27514-3102	278,666.2040	7.73%

Columbia NC Intermediate Municipal Bond Fund Class A	FIRST CLEARING, LLC FRANK M DRENDEL P.O. BOX 9212 HICKORY NC 28603-9212	208,354.4670	5.78%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO FLOYD L & RAMONA M MORRIS TR FLOYD L MORRIS 3136 OLD LOWGAP RD LOWGAP NC 27024-7416	19,008.7090	16.32%

Columbia NC Intermediate Municipal Bond Fund Class B	RBS CAPITAL MARKETS CORP FBO EDWARD SANDERS DOUGLAS J SANDERS JT TEN/WROS 2218 RICHARDSON DR CHARLOTTE NC 28211-3265	14,212.1620	12.20%

225

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO LILLIAN G SHOAF 830 METAIRIE LN WINSTON SALEM NC 27104-3319	9,747.6860	8.37%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO JASON LAMBERTH CAROL LAMBERTH PO BOX 24 STATESVILLE NC 28687-0024	8,275.3300	7.10%

Columbia NC Intermediate Municipal Bond Fund Class B	CHARLES SCHWAB & CO INC ATTN MUTUAL FUND OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO CA 94101-4151	8,231.0200	7.07%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO KATE R HOOTS 1372 HARRIS AVE NEWTON CA 28658-1611	6,643.0310	5.70%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO CAROL LEE SMITH WOOD P.O. BOX 313 HAW RIVER NC 27258-0313	6,222.4570	5.34%

Columbia NC Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	145,918.7080	34.01%

Columbia NC Intermediate Municipal Bond Fund Class C	NFS LLC FEBO CREIGHTON W SOSSOMON BANK OF AMERICA COLLATERAL P.O. BOX 9 HIGHLANDS NC 28741-0009	28,307.1610	6.60%

Columbia NC Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,372,334.8690	91.85%

226

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,600,044.3410	18.66%

Columbia Short Term Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	160,515.4320	18.20%

Columbia Short Term Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,926,570.2190	38.23%

Columbia Short Term Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	890,814.6430	6.91%

Columbia Short Term Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,894,327.6870	89.35%

Columbia Short Term Bond Fund Class Y	CLISE PROPERTIES INC 1700 7TH AVE STE 1800 SEATTLE WA 98101-1312	224,803.2240	10.60%

Columbia Short Term Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	145,294,168.8900	71.57%

227

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,051,809.7010	25.24%

Columbia Short Term Municipal Bond Fund Class A	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	4,676,412.5930	11.74%

Columbia Short Term Municipal Bond Fund- Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6,954,9570	21.65%

Columbia Short Term Municipal Bond Fund Class B	NFS LLC FEBO KEVIN W BARR FRANCINE BARR 5235 DRYSTACK LN GLEN ALLEN VA 23059-2532	4,906.4600	15.27%

Columbia Short Term Municipal Bond Fund Class B	NFS LLC FEBO DARRELL C REED MAUREEN O REED 4681 SHELBURNE RD RADFORD VA 24141-8057	4,609.1020	14.35%

Columbia Short Term Municipal Bond Fund Class B	SIDNEY MORRIS 3605 BERMUDA RUN DR VALDOSTA GA 31605-1082	3,505.4160	10.91%

Columbia Short Term Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,368,911.6830	47.51%

Columbia Short Term Municipal Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	258,752.2480	5.19%

228

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	159,654,192.8970	86.25%

Columbia SC Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	775,103.7670	32.40%

Columbia SC Intermediate Municipal Bond Fund Class A	NFS LLC FEBO INTERNET RESOURCE MANAGEMENT BANK OF AMERICA NA COLLATERAL P.O. BOX 1329 FORT MILL SC 29716-1329	541,187.7690	22.63%

Columbia SC Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	58,892.8520	60.68%

Columbia SC Intermediate Municipal Bond Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	6,618.2480	6.82%

Columbia SC Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC SUE B JAMES EST TX SHEL TRUST 1129 WATERFRONT DR MT PLEASANT SC 29464-7428	5,355.4450	5.52%

Columbia SC Intermediate Municipal Bond Fund Class B	WELLS FARGO BANK NA FBO HOPKINS M CRTA P.O. BOX 1533 MINNEAPOLIS MN 55480-1533	5,203.0760	5.36%

Columbia SC Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,040.7010	5.19%

229

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia SC Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	367,785.4010	38.59%

Columbia SC Intermediate Municipal Bond Fund Class C	RAYMOND JAMES & ASSOC INC FBO ANNIE LEE FAYSSOUX TTEE 203 PACOLET HWY GAFFNEY SC 29340-2816	72,740.5460	7.63%

Columbia SC Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,681,570.0070	89.93%

Columbia Total Return Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	575,686.5780	26.27%

Columbia Total Return Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	86,466.3060	24.94%

Columbia Total Return Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	292,987.2470	51.76%

Columbia Total Return Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	86,875,990.2020	79.37%

230

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia VA Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC C HENRY JONES TTEE C HENRY JONES REVOCLIVTRUST 7320 COLONY POINT RD NORFOLK VA 23505-3300	235,505.2150	5.11%

Columbia VA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,795.6150	14.62%

Columbia VA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO EDWARD P HAZARD JR FRANCES H HAZARD 915 HOLLYWOOD DR CHESAPEAKE VA 23320-4821	8,324.7130	8.82%

Columbia VA Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC PETER BRUNK & DIANE BRUNK JT WROS 3501 CARDINAL LN PORTSMOUTH VA 23703-3631	7,391.2080	7.83%

Columbia VA Intermediate Municipal Bond Fund Class B	FIRST CLEARING CORPORATION MARTHA W STEERS TTEE MARTHA W STEERS LIVING TRUST 5801 WILLIAMSBURG LANDING DR WILLIAMSBURG VA 23185-3778	6,783.3320	7.19%

Columbia VA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO NORMA F STUART 6809 DARBY LN SPRINGFIELD VA 22150-2006	5,537.5620	5.87%

Columbia VA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	53,516.4800	17.68%

Columbia VA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	23,109,999.8350	92.99%

231

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Corporate Bond Portfolio Class A	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,030,991.0000	99.24%

Mortgage- and Asset-Backed Portfolio Class A	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	3,673,814.0810	86.12%

Mortgage- and Asset-Backed Portfolio Class A	STATE STREET BANK & TRUST CO AAF LIFEGOAL INCOME & GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	430,028.9370	10.08%

As of August 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending February 28:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Convertible Securities Fund	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,941,500.7370	31.83%

Columbia International Value Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,350,727.8690	28.74%

Columbia Large Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	51,769,526.9970	55.08%

232

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Large Cap Enhanced Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	35,430,037.5880	86.95%

Columbia Marsico Global Fund	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	501,403.7210	71.78%

Columbia Marsico International Opportunities Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	54,208,961.1110	50.44%

Columbia Mid Cap Index Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	68,401,274.4280	31.75%

Columbia Multi-Advisor International Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	65,820,152.9370	56.22%

Columbia Overseas Value Fund	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,088,418.8280	100.00%

Columbia Small Cap Growth Fund II	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,402,334.2720	36.40%

Columbia Small Cap Index Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	30,772,153.5870	30.75%

233

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Asset Allocation Fund II	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,538,471.9340	56.38%

Columbia CA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,402,583.1980	85.53%

Columbia GA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	9,169,349.1900	77.87%

Columbia High Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	53,986,303.5250	53.88%

Columbia LifeGoal® Balanced Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23,278,951.3000	43.93%

Columbia LifeGoal® Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15,638,592.1770	42.86%

Columbia LifeGoal® Income and Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,645,598.1320	41.54%

234

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia LifeGoal® Income Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,036.212.8020	36.90%

Columbia MD Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,376,071.5190	75.19%

Columbia Masters International Equity Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,650,697.2390	45.30%

Columbia NC Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,372,334.8690	73.61%

Columbia Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	147,188,496.5770	59.13%

Columbia Short Term Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	159,654,192.8970	69.43%

Columbia SC Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,681,570.0070	72.28%

235

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Total Return Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS, TX 75202-3908	86,875,990.2020	77.18%

Columbia VA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	23,109,999.8350	77.39%

Corporate Bond Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,030,991.0000	99.24%

Mortgage- and Asset- Backed Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	3,673,814.0810	86.12%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A.

FIM Funding, Inc. is a non-depository credit institution organized under the laws of the United States, 401 North Tryon Street, Charlotte, North Carolina 28202. Bank of America Corporation is the ultimate parent company of FIM Funding, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated is a registered broker-dealer organized under the laws of the United States, One Bryant Park, New York, New York 10036. Bank of America Corporation is the ultimate parent company of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

236

LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

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C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

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Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A-3

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

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CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

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APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING POLICY FOR LEGACY COLUMBIA MANAGEMENT CLIENTS

EFFECTIVE MAY 1, 2010

Columbia Management Investment Advisers, LLC (CMIA) has adopted the attached Proxy Voting Policy for purposes of voting proxies of securities held in certain client accounts1, with the following changes:

•	References to Columbia Management Advisors, LLC and CMA are deemed to be references to Columbia Management Investment Advisers, LLC; and

•	References to Bank of America Corporation and BAC are deemed to be references to Ameriprise Financial, Inc.

In addition, the text of footnote 1 in the Proxy Voting Policy is hereby deleted and replaced with the following:

Ameriprise Financial, Inc., the corporate parent of Columbia Management Investment Advisers, LLC, and all of its numerous affiliates own, operate and have interests in many lines of business that may create or give rise to the appearance of a conflict of interest between Ameriprise Financial, Inc. or its affiliates and those of clients advised by Columbia Management Investment Advisers, LLC. For example, Ameriprise Financial, Inc. and its affiliates may have interests with respect to issuers of voting securities that could appear to or even actually conflict with Columbia Management Investment Advisers, LLC’s duty, in the proxy voting process, to act in the best economic interest of its clients.

[1]	On April 30, 2010, Ameriprise Financial, Inc., the parent company of CMIA, acquired from Bank of America, N.A. a portion of the asset management business of Columbia Management Group, LLC, the parent company of Columbia Management Advisors, LLC (“CMA”). In connection with this transaction, CMIA became the investment adviser of certain client accounts previously advised by CMA. CMIA will apply CMA’s Proxy Voting Policy to certain of these and other client accounts.

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Columbia Management Advisors, LLC (“CMA”) – Proxy Voting Policy

Last Review Date:	April 2010
Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B – Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will similarly disclose the circumstance and abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

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The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters

For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

6. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

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Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

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These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)	Proxy Group in GWIM Investment Operations

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management

Client Communications Regarding Proxy Matters	Client Service Group

Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

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APPENDIX A – CMA’s Proxy Voting Policy

CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board; or

(vi)	CMA generally will vote AGAINST Director nominee of a company who is chief executive officer of another company on whose board the company’s chief executive officer sits (i.e. interlocking executives).

One a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor; served voted for the adoption of a poison pill without approval of shareholders), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•	Proposals to separate the role of Chairman of the Board and CEO.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals for the company to adopt confidential voting.

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CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA will generally vote FOR 162(m) bonus plans unless the Proxy Administrator recommends voting against a specific plan, in which case CMA will vote on a CASE-BY-CASE basis.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis:

•	In contested elections of directors. Proposals to adopt or eliminate cumulative voting.

•	CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR:

•

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards.

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Shareholder proposals to adopt a non-binding advisory vote on Executive Compensation (“Say on Pay”).

•

CMA recognizes that individual compensation committees are in the best position to determine the optimal design of share based plans. However, CMA generally prefers a greater use of restricted stock in place of stock options due to the greater uncertainty involved with the valuation of stock options at the time of issue.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

•

CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds 5% of the average number of shares outstanding for the last 3 years, or exceeds 1% of the average number of shares outstanding for the last 3 years (for directors only), CMA will vote on such proposals on a CASE-BY-CASE basis. CMA requires that management provide substantial justification for the repricing of options.

CMA will vote on a CASE-BY-CASE basis:

•	Proposals regarding approval of specific executive severance arrangements.

•	-Management proposals regarding “Say on Pay” (i.e. non-binding advisory vote on pay).

•	Proposals that involve awarding 50% or more of the equity shares of an equity-based compensation plan to the top five or fewer executives.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

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CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

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CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services exceeds 25% of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

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7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’s categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

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CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

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Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

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Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

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Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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APPENDIX B

Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

___________________________________________________________________________________

___________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

___________________________________________________________________________________

___________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

___________________________________________________________________________________

___________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

___________________________________________________________________________________

___________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

        or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

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MacKay Shields Proxy Voting Policy and Procedures

MacKay Shields LLC

Proxy Voting Policies and Procedures

1. Introduction

MacKay Shields LLC (“MacKay Shields” or the “Firm”), has adopted these “Proxy Voting Policy and Procedures” (the “Policy”) to ensure the Firm’s compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to ensure that proxies are voted in the best interests of the Firm’s clients.

2. Statement of Policy

2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.

2.2 When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.

2.3 MacKay Shields may choose not to vote proxies under the following circumstances:

•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit; or

•	If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3. Use of Third Party Proxy Voting Service Provider

To discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected RiskMetrics Group (“RM”), to assist it in researching voting proposals, analyzing the financial implications of voting proposals and voting proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by RM.

4. Proxy Voting Guidelines

4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients who so specify will be voted in accordance with the voting recommendations contained in the applicable

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RM non-union domestic or global proxy voting guidelines, as in effect from time to time (“Non-Union Guidelines”). A summary of the current Non-Union Guidelines is attached as Exhibit A.

4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable RM Taft-Hartley domestic or global proxy voting guidelines, as in effect from time to time (“Union Guidelines”). A summary of the current Union Guidelines is attached as Exhibit B.

4.3 For purposes of the Policy, the Non-Union and Union Guidelines are collectively referred to as the Standard Guidelines.

4.4 A client may choose to use proxy voting guidelines different from the Standard Guidelines (“Custom Guidelines”). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.

4.5 In the event the Standard Guidelines or any client’s Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a “case-by-case” basis, the proxy will be voted in accordance with RM recommendations, subject to Section 6. In the event that RM has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client’s specific request even if it is in a manner inconsistent with the Standard Guidelines or the client’s Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing RM how to cast the vote.

4.7 In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client’s Custom Guidelines, as the case may be. However, it is recognized that the Firm’s portfolio management team has the ultimate responsibility for proxy voting.

4.8 For clients using the Standard Guidelines, the Firm will instruct RM to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide RM with a copy of such Custom Guidelines and will instruct RM to cast votes in accordance with such Custom Guidelines. RM will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct RM to cast such client’s proxy in accordance with such request.

5. Client Account Set-up and Review

5.1 Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay’s Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client’s proxies. Any such refusal shall be in writing.

5.2 If MacKay Shields has authority to vote a client’s proxies, the marketing or client service person responsible for setting up the account will ask the client to specify in writing (which may be by e-mail) whether the Firm should vote proxies in accordance with the Non-Union Guidelines, Union Guidelines or Custom Guidelines.

5.3 In most cases, the delegation of voting authority to MacKay Shields, and the Firm’s use of a third-party proxy voting service provider shall be memorialized in the client’s investment management agreement.

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5.4 MacKay Shields shall notify RM of new client accounts using such form as RM shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client’s account for which the Firm has proxy voting authority is established on the appropriate systems and that each such account is properly coded for voting under the appropriate Non-Union Guidelines, Union Guidelines or Custom Guidelines, as the case may be.

6. Overriding Guidelines

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or a RM voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm’s clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or a RM voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Schedule C.

7. Referral of Voting Decision by RM to MacKay Shields

7.1 In the event that the Standard Guidelines or a client’s Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and RM has not made a recommendation as to how such proxy should be voted, RM will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.2 In the event that the Standard Guidelines or a client’s Custom Guidelines require a “case-by-case” determination on a particular proxy vote and RM has not made a recommendation as to how such proxy should be voted, RM will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.3 In the event that RM determines that a conflict of interest exists as a result of which RM is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, RM will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

8. Conflicts of Interest

8.1 The Firm’s portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an RM voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted (“Conflict”).

8.2. By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:

•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

•	Manages money for an employee group.

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Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.

8.3 Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.

8.4 After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm’s General Counsel (“GC”) or Chief Compliance Officer (“CCO”) determines that there is no potential Conflict, the GC or CCO or their designee may instruct RM to vote the proxy issue as set forth in the completed Form.

8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy — i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.

8.6 In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

•	The nature of the relationship of the issuer with the Firm, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.

MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9. Securities Lending

MacKay Shields portfolio managers will monitor upcoming meetings and MacKay Shields will request that clients call back securities loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to request that clients call back securities loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan.

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10. Reporting

Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client’s portfolio. The report will generally contain the following information:

•	The name of the issuer of the security;

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether MacKay Shields cast its vote on the matter;

•	How MacKay Shields voted; and

•	Whether MacKay Shields voted for or against management.

11. Record-Keeping

Either MacKay Shields or RM as indicated below will maintain the following records:

•	A copy of the Policy and MacKay’s Standard Guidelines;

•	A copy of each proxy statement received by MacKay Shields or forwarded to RM by the client’s custodian regarding client securities;

•	A record of each vote cast by MacKay Shields on behalf of a client;

•

A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

•

A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least eight years.

12. Review of Voting and Guidelines

As part of its periodic reviews, MacKay Shields’ Legal/Compliance Department will conduct an annual review of the prior year’s proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.

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13. How to Request Information On How the Firm Voted Proxies

Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed [(212)-754-9205] to MacKay Shields Client Services Department at:

MacKay Shields LLC

9 West 57th Street

New York, NY 10019

ATTN: Client Services

Attachments:

Exhibit A—	Summary of Standard Guidelines for non-union clients
Exhibit B—	Summary of Standard Guidelines for union clients (Taft-Hartley)
Schedule C—	Proxy Vote Override/Decision Form

Effective	February 12, 2010

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2010 U.S. Proxy Voting Guidelines Summary

January 8, 2010

Copyright © 2009-2010 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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RiskMetrics Group

2010 U.S. Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2010

Published December 31, 2009

Updated Jan. 8, 2010

The following is a condensed version of the proxy voting recommendations contained in the RiskMetrics’ (RMG) U.S. Proxy Voting Manual.

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1. Routine/Miscellaneous

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”

— — — — —

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

— — — — —

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

— — — — —

Change Company Name

Vote FOR proposals to change the corporate name.

— — — — —

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.

— — — — —

Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

— — — — —

Audit-Related

Auditor Indemnification and Limitation of Liability

Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

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•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.

WITHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

— — — — —

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other “ fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

— — — — —

Shareholder Proposals Limiting Non-Audit Services

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

— — — — —

Shareholder Proposals on Audit Firm Rotation

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

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•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

— — — — —

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined on a CASE-BY-CASE basis.

Four fundamental principles apply when determining votes on director nominees:

•

Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

•

Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

•	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

•

Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.

Board Accountability

Problematic Takeover Defenses

VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand feature. Vote withhold/against every year until this feature is removed;

[1]

In general, companies with a plurality vote standard use “withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

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•

The board adopts a poison pill with -term aterm pill”), of existing pill, including any “short-term” pill (12 months or less), commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

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Other Problematic Governance Practices

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

—	A classified board structure;

—	A supermajority vote requirement;

—	Majority vote standard for director elections with no carve out for contested elections;

—	The inability for shareholders to call special meetings;

—	The inability for shareholders to act by written consent;

—	A dual-class structure; and/or

—	A non-shareholder approved poison pill.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s) service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

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Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.

Director Competence

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

—	Degree to which absences were due to an unavoidable conflict;

—	Pattern of absenteeism; and

—	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.

— — — — —

2010 RMG Categorization of Directors

1.	Inside Director (I)

1.1.	Employee of the company or one of its affiliates[i].

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“section 16 officer”)ii.

1.4.	Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

2.	Affiliated Outside Director (AO)

Board Attestation

2.1.	Board attestation that an outside director is not independent.

Former CEO

2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

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2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].

Non-CEO Executives

2.5.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.

Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.10.

Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.

Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.

Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].

Other Relationships

2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.

3.	Independent Outside Director (IO)

3.1.	No materialxii connection to the company other than a board seat.

Footnotes:

[i]	“Affiliate” includes a subsidiary, sibling company, or the parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

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ii

“Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii	Includes any former CEO of the company prior to the company’s initial public offering (IPO).
iv

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[v]

RMG will look at the terms of the interim CEO’s employment contract to determine if it contains serverance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

vi

“Immediate family member” follows the SEC’s definition of such and cover spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, RMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

ix

Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[x]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or in the absence of such a committee on the board).

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xi	The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause RMG to deem the founder as an independent outsider.
xii

For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

— — — — —

Board-Related Management Proposals

Age Limits

Vote AGAINST management proposal to limit the tenure of outside directors through mandatory retirement ages.

— — — — —

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

— — — — —

Classification/Declassification of the Board

Vote AGAINST proposals to classify (stagger) the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

— — — — —

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

— — — — —

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e., “permissive indemnification”) but that previously the company was not required to indemnify.

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Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

— — — — —

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

— — — — —

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

— — — — —

Majority Vote Threshold for Director Elections

Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.

— — — — —

Term Limits

Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

— — — — —

Board-Related Shareholder Proposals/Initiatives

Age Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

— — — — —

Annual Election (Declassification) of the Board

Vote FOR shareholder proposals to repeal classified (staggered) boards and to elect all directors annually.

— — — — —

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Cumulative Voting

Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure[3] to allow shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

— — — — —

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.

Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

— — — — —

Establishment of Board Committees Shareholder Proposals

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.

— — — — —

Establishment of Board Policy on Shareholder Engagement

Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

[3]

Similar structure” would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management’s nominees, and their bios are included in management’s proxy.

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•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chairman or a lead director, according to RMG’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

— — — — —

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

— — — — —

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

—	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

—	serves as liaison between the chairman and the independent directors;

—	approves information sent to the board;

—	approves meeting agendas for the board;

—	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

—	has the authority to call meetings of the independent directors;

—	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s

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four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

—	Egregious compensation practices;

—	Multiple related-party transactions or other issues putting director independence at risk;

—	Corporate and/or management scandals;

—	Excessive problematic corporate governance provisions; or

—	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

— — — — —

Majority of Independent Directors/Establishment of Independent Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider. (See Categorization of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

— — — — —

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company ‘s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

— — — — —

Open Access (Proxy Access)

Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

— — — — —

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Proxy Contests- Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

— — — — —

Require More Nominees than Open Seats

Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

— — — — —

Term Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

— — — — —

Vote No Campaigns

In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly-available information.

— — — — —

3. Shareholder Rights  & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

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In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

— — — — —

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

— — — — —

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

— — — — —

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

— — — — —

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

— — — — —

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Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

— — — — —

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

— — — — —

Freeze-Out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

— — — — —

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

— — — — —

Net Operating Loss (NOL) Protective Amendments

For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

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•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

— — — — —

Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

— — — — —

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

— — — — —

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Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

— — — — —

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

— — — — —

Reincorporation Proposals

Management or shareholder proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

— — — — —

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Shareholder Ability to Act by Written Consent

Vote AGAINST management and shareholder proposals to restrict of prohibit shareholders’ to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	Consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.

— — — — —

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.

— — — — —

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

— — — — —

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

— — — — —

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Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.

— — — — —

4. CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

— — — — —

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;

•	The Current Request:

•	Disclosure in the proxy statement of the specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by

•	RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

— — — — —

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

— — — — —

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Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

— — — — —

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;

•	The Current Request:

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return;

•	Whether the shares requested are blank check preferred shares, and whether they are declawed.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.

— — — — —

Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

— — — — —

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

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Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

— — — — —

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

— — — — —

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

— — — — —

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

— — — — —

Restructuring

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with rights of appraisal.

— — — — —

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

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•	How the deal was negotiated;

•	Conflicts of interest; Other alternatives for the business;

•	Non-completion risk.

— — — — —

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

— — — — —

Bundled Proposals

Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. In the combined effect is positive, support such proposals.

— — — — —

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

— — — — —

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

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•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

— — — — —

Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.

— — — — —

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

—	Are all shareholders able to participate in the transaction?

—	Will there be a liquid market for remaining shareholders following the transaction?

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—	Does the company have strong corporate governance?

—	Will insiders reap the gains of control following the proposed transaction?

—	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

— — — — —

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.

— — — — —

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

— — — — —

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant

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negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

— — — — —

Plans of Reorganization (Bankruptcy)

Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

— — — — —

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:

1.	Dilution to existing shareholders’ position.

—	The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.

2.	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.

—	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

—	When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.

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3.	Financial issues include but are not limited to examining the following:

—	Company’s financial situation;

—	Degree of need for capital;

—	Use of proceeds;

—	Effect of the financing on the company’s cost of capital;

—	Current and proposed cash burn rate; and

—	Going concern viability and the state of the capital and credit markets.

4.	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

5.	Control issues:

—	Change in management;

—	Change in control,

—	Guaranteed board and committee seats;

—	Standstill provisions;

—	Voting agreements;

—	Veto power over certain corporate actions.

Minority versus majority ownership and corresponding minority discount or majority control premium

6.	Conflicts of interest

—	Conflicts of interest should be viewed from the perspective of the company and the investor.

—	Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?

7.	Market reaction

—	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

— — — — —

Special Purpose Acquisition Corporations (SPACs)

Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:

•

Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

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•

Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

— — — — —

Spinoffs

Vote CASE-BY-CASE on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

— — — — —

Value Maximization Shareholder Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

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•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.

— — — — —

5. COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices — dissatisfaction with compensation practices can be expressed by voting against MSOP rather than

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withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•

Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•

Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay ( e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•

Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjuction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and

•

Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based

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incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Non-Performance based Compensation Elements

Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.

While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:

•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•

Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”) ;

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Guaranteed bonuses;

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•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

—	Unclear explanation of how the CEO is involved in the pay setting process;

—	Retrospective performance targets and methodology not discussed;

—	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

—	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

—	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

— — — — —

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Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•

Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

Each of these factors is described below:

Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.

Repricing Provisions

Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

— — — — —

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Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the following Burn Rate Table); or (2) two percent of weighted common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

The annual burn rate is calculated as follows:

Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.

For the Dec. 1, 2009 and future quarterly data downloads, RMG will use the 200-day volatility for the shareholder value transfer and burn rate policies. We will also use the 200-day average stock price for the shareholder value transfer policy.

Burn Rate Table for 2010

		Russell 3000			Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Mean+ STDEV	Mean	Standard Deviation	Mean+ STDEV
1010	Energy	1.07%	1.08%	2.14%	2.04%	2.26%	4.30%
1510	Materials	0.94%	0.68%	1.63%	1.97%	2.57%	4.54%
2010	Capital Goods	1.10%	0.85%	1.95%	2.07%	2.62%	4.69%
2020	Commercial Services & Supplies	1.67%	1.23%	2.89%	1.82%	1.71%	3.53%
2030	Transportation	1.20%	0.93%	2.13%	1.36%	0.95%	2.31%
2510	Automobiles & Components	1.36%	1.63%	2.99%	1.36%	1.63%	2.99%
2520	Consumer Durables & Apparel	1.76%	1.21%	2.97%	1.56%	1.81%	3.37%
2530	Hotels Restaurants & Leisure	1.69%	1.11%	2.80%	1.52%	1.65%	3.17%
2540	Media	1.36%	0.93%	2.28%	2.14%	1.88%	4.03%
2550	Retailing	1.69%	1.41%	3.10%	2.19%	1.82%	4.01%
3010, 3020, 3030	Food & Staples Retailing	1.25%	1.67%	2.92%	1.52%	1.65%	3.17%
3510	Health Care Equipment & Services	2.19%	1.46%	3.65%	3.77%	4.16%	7.92%
3520	Pharmaceuticals & Biotechnology	3.19%	1.97%	5.16%	4.52%	4.05%	8.58%
4010	Banks	1.02%	1.04%	2.05%	0.81%	1.31%	2.12%
4020	Diversified Financials	2.21%	2.94%	5.15%	4.25%	4.05%	8.30%
4030	Insurance	1.07%	0.94%	2.02%	1.03%	1.28%	2.31%
4040	Real Estate	0.56%	0.49%	1.04%	0.99%	2.14%	3.13%
4510	Software & Services	3.15%	2.32%	5.47%	4.32%	3.26%	7.58%
4520	Technology Hardware & Equipment	2.60%	2.18%	4.79%	3.32%	3.76%	7.08%
4530	Semiconductors & Semiconductor Equipment	2.94%	1.88%	4.82%	4.33%	2.98%	7.31%
5010	Telecommunication Services	1.30%	1.20%	2.50%	2.63%	2.45%	5.08%
5510	Utilities	0.41%	0.39%	0.80%	0.76%	0.88%	1.64%

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For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

— — — — —

Pay-for-Performance- Impact on Equity Plans

If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:

•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.

See Pay-for-Performance discussion under Executive Pay Evaluation for further details.

Liberal Definition of Change-in-Control

Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Problematic Pay Practices

If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.

— — — — —

Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

— — — — —

Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back

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into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

— — — — —

Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

— — — — —

Option Overhang Cost

Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:

•

Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•

Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:

—	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;
—	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

—	The general vesting provisions of option grants; and

—	The distribution of outstanding option grants with respect to the named executive officers;

•

Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•

Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

— — — — —

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Other Compensation Plans

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

— — — — —

Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

— — — — —

Employee Stock Purchase Plans — Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

— — — — —

Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

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Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s classification of director independence.

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Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns — the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing — was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting — does the new option vest immediately or is there a black-out period?

•	Term of the option — the term should remain the same as that of the replaced option;

•	Exercise price — should be set at fair market or a premium to market;

•	Participants — executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

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Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

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Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.

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Transfer Stock Option (TSO) Programs

One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Equity Plans for Non-Employee Directors

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

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On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

—	A minimum vesting of three years for stock options or restricted stock; or

—	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

—	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

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Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

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Compensation Consultants- Disclosure of Board or Company’s utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

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Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

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Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:

•	Sets compensation targets for the Plan’s annual and long-term for incentive the pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

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Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

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Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

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Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned

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later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

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Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

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Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

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Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

—	Rigorous stock ownership guidelines, or

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—	A holding period requirement coupled with a significant long-term ownership requirement, or

—	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceed the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

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Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

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Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity

Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal – related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.

•

The company’s current treatment of equity in change-of-control situations of (i. e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

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Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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6. Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Animal Welfare

Animal Testing

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Welfare Policies

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peer; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.

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Controlled Atmosphere Killing (CAK)

Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

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Consumer Issues

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the including feasibility or GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

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Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.

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Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

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Product Safety and Toxic/Hazardous Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

•

The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote AGAINST resolutions requiring that a company reformulate its products.

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Tobacco

Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.

Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

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Diversity

Board Diversity

Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

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•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

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Equality of Opportunity

Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.

Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.

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Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

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Climate Change and the Environment

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s disclosure level of disclosure is at least of comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

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Concentrated Animal Feeding Operations (CAFOs)

Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•

The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and The company publicly discloses company and supplier farm environmental performance data; or

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•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.

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Energy Efficiency

Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:

•

The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.

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Facility and Operational Safety/Security

Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

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Greenhouse Gas (GHG) Emissions

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

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•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

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Operations in Protected Areas

Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

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Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.

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Renewable Energy

Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

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General Corporate Issues

Charitable Contributions

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

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Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending) as the practice of linking executive compensation and such criteria is currently the exception rather than the norm and there appears to be a lack of widely-accepted standards regarding the implementation of effective linkages between executive compensation and corporate non-financial performance. However, the following factors will be considered:

•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.

— — — — —

Health Pandemics

Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

— — — — —

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

— — — — —

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Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

— — — — —

International Issues, Labor Issues, and Human Rights

Community Social and Environmental Impact Assessments

Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

— — — — —

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Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

— — — — —

Internet Privacy and Censorship

Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:

•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;

•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;

•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,

•	The level of controversy or litigation related to the company’s international human rights policies and procedures.

— — — — —

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

— — — — —

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MacBride Principles

Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:

•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•

Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.

— — — — —

Nuclear and Depleted Uranium Weapons

Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

— — —  — —

Operations in High Risk Markets

Vote CASE-BY-CASE on requests for a report on a company’s potential financial reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

—  — — — —

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

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•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

—  — — — —

Sustainability

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

—  — — — —

7. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

—  — — — —

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

—  — — — —

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

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•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

— —  — — —

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

—  — — — —

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

—  — — — —

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

— —  — — —

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

—  — — — —

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Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

— —  — — —

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

—  — — — —

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

— —  — — —

Change in Fund’s Subclassification

Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

— —  — — —

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

— —  — — —

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Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

—  — — — —

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

— —  — — —

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

—  — — — —

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

— —  — — —

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Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

— — —  — —

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

—  — — — —

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

— — — —  —

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

—  — — — —

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

—  — — — —

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[LOGO]

2010 International Voting-Policy Manual

RMG Governance Services

December 31, 2009

Copyright © 2009 by RiskMetrics Group. All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

General Policies

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Financial Results/Director and Auditor Reports

RMG General Recommendation & Policy

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Discussion

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company’s annual performance. The director report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company’s finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor’s opinion, the company’s financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company’s financial statements, RMG looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company’s performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, RMG recommends approval of this item.

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Appointment of Auditors and Auditor Compensation

RMG General Recommendation & Policy

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, RMG recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, RMG recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company’s articles. The censors’ role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors providing non-audit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor’s ability to remain objective becomes questionable when fees paid to the auditor for non-audit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for non-audit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from non-audit services become significant without any clear safeguards against conflicts of interest, RMG recommends opposing the auditor’s reappointment.

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Appointment of Internal Statutory Auditors

RMG General Recommendation & Policy

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. RMG recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor’s qualifications.

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Allocation of Income

RMG General Recommendation & Policy

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Discussion

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, RMG focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts, exceptional events that may have artificially modified earnings for the year, the condition of a company’s balance sheet, comparisons with similar companies both domestically and internationally, and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, RMG supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, RMG recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

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Stock (Scrip) Dividend Alternative

RMG General Recommendation & Policy

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion

Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. RMG opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company’s health and to long-term shareholder value.

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Amendments to Articles of Association

RMG General Recommendation & Policy

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Discussion

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, RMG carefully scrutinizes any changes to a company’s articles.

From a company’s perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, RMG classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, RMG is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which RMG bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, RMG supports even a bundled resolution that includes negative changes.

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Change in Company Fiscal Term

RMG General Recommendation & Policy

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Discussion

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. RMG opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. RMG opposes the change in year end in these cases.

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Lower Disclosure Threshold for Stock Ownership

RMG General Recommendation & Policy

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Discussion

RMG’s recommended level for ownership disclosure is 5 percent. A level below that does not add substantially to shareholders’ interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than 5 percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions — at a troubled company likely to be put in play, for example. RMG examines these companies to determine if these lower thresholds would benefit shareholders.

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Amend Quorum Requirements

RMG General Recommendation & Policy

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Discussion

Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company’s reasons for the change, and the company’s ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders are represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

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Transact Other Business

RMG General Recommendation & Policy

Vote AGAINST other business when it appears as a voting item.

Discussion

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, RMG cannot recommend that shareholders approve this request when asked for a vote. While RMG recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

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Director Elections

RMG General Recommendation & Policy

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Please see the International Classification of Directors here.

Discussion

RMG considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies’ operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

RMG will recommend against the routine election of directors taking into consideration the absence of adequate or timely disclosure, questionable finances or restatements, questionable transactions with conflicts of interest, any record of abuses against minority shareholder interests, bundling of director elections, and/or any other egregious corporate governance practices.

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Boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company’s articles may give executive directors protected board seats under which they are not subject to shareholder election. RMG opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, RMG examines board composition, company performance, and any negative views or information on either the company or individual directors. RMG determines the number of executive directors, independent non-executive directors, and non-independent non-executive directors on the board, the existence and composition of board committees, and the independence of the chairman. A non-independent non-executive director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company’s general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

RMG also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, RMG makes further inquiries to the company regarding the absences. RMG recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While RMG understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. RMG supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

Voting on Director Nominees in Contested Elections

For shareholder nominees, RMG places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers

•	Strategy of the incumbents versus the dissidents

•	Independence of directors/nominees

•	Experience and skills of board candidates

•	Governance profile of the company

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•	Evidence of management entrenchment

•	Responsiveness to shareholders

•	Whether a takeover offer has been rebuffed

When analyzing proxy contests/ shareholder nominees, RMG focuses on two central questions: (1) Have the dissidents proved that board change is warranted? and (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

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International Classification of Directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative¹ provides) professional services² to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test³);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative¹ of current employee of the company or its affiliates;

•	Relative¹ of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

•	9 years (from the date of election) in the United Kingdom and Ireland;

•	12 years in European markets;

•	7 years in Russia.

Independent NED

•	No material[4] connection, either direct or indirect, to the company other than a board seat.

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Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4]

For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

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Director Compensation

RMG General Recommendation & Policy

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discussion

Proposals seeking shareholder approval for non-executive directors’ fees are not controversial in most countries. RMG generally supports resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, RMG focuses on the fees paid to each non-executive or, if such detailed information is not available, on the aggregate amount payable to all of the non-executives. Where available, RMG will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their non-executives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a “dollar-for-dollar” basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors’ share ownership is likely to align the interests of the directors with those of shareholders.

However, RMG will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their non-executive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their non-executives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of non-executive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants — by virtue of their being proposed by a company in a market where option grants to non-employee directors are common — must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as non-executive directors. Companies in such markets occasionally bundle non-executive and executive remuneration proposals into a single resolution. While RMG generally believes that executive compensation is the purview of the board,

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when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, RMG will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company’s financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company’s profits.

Retirement benefits for non-executive directors are inappropriate, as they increase the directors’ financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional non-executive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

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Discharge of Board and Management

RMG General Recommendation & Policy

RMG will generally recommend voting for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Discussion

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders’ interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

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Director, Officer, and Auditor Indemnification and Liability Provisions

RMG General Recommendation & Policy

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Discussion

The scope of directors’ and officers’ indemnification and liability provisions varies by market. Within reason, RMG seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, RMG believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. RMG recognizes that limiting a company’s ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, RMG also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, RMG also takes into account the liability and indemnification provisions contained in RMG’s U.S. Proxy Voting Guidelines.

Although RMG supports indemnifying directors and officers, RMG opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

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Board Structure

RMG General Recommendation & Policy

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board

RMG prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. RMG supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement

RMG believes that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of his or her individual contribution and experience.

Altering Board Size

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. RMG considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

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Two-Tiered Boards

Companies in many countries have a two-tiered board structure, comprising a supervisory board of non-executive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company’s daily operations. At companies with two-tiered boards, shareholders elect members to the supervisory board only; the supervisory board appoints management board members. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. Company law in France and Spain also permits them.

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Capital Systems

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system a company uses is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. RMG reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see Share Issuance Requests).

Conditional Capital System

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, RMG takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

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Share Issuance Requests

RMG General Recommendation & Policy

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

General Issuances

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval to waive such rights.

RMG believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, RMG routinely approves issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country’s stock exchange prevents a company from issuing more than ten percent of the company’s share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company’s outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, RMG will approve the request unless there are specific concerns with the company.

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Specific Issuances

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and RMG recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

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Increases in Authorized Capital

RMG General Recommendation & Policy

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. RMG believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company’s ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders’ preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders’ interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

RMG recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. RMG does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution; they are not in shareholders’ interests.

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Reduction of Capital

RMG General Recommendation & Policy

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Discussion

Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

Reduction in Stated Capital

One example of this type of proposal asks shareholders to allow the board to reduce the company’s deficit and create a contributed surplus by effecting a reduction in the state capital of the company’s common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. RMG usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

Reduction in Connection with Cancellation of Repurchased Shares

A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandinavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

Reduction in Connection with Dividend Payments

If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company’s shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value.

Thus, RMG generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

Reduction in Connection with Repayment and Cancellation of Deferred Shares and Preference Shares

Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the

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benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, RMG supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

Reduction in Connection with Restructuring

As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. RMG generally supports such proposals because opposition could lead to insolvency, which is not in shareholders’ interests. Evaluation of this type of proposal should take a realistic approach to the company’s situation and the future prospects for shareholders.

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Capital Structures

RMG General Recommendation & Policy

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Discussion

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management — finding the right mixes of equity, long-term debt, and short-term financing — can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company’s board and senior management, who should be given the latitude to determine the company’s capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder’s ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management’s authority to issue new capital and often require shareholder approval for significant changes in management’s existing authorizations.

RMG supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Shareholders’ voting rights should accrue in accordance with their equity capital commitment to the company. Dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company’s capital. Additionally, research and market experience have shown that companies with dual-class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, RMG opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, RMG reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, RMG recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, RMG opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

If a company submits a proposal, which in effect would narrow the gap between the number of votes attached to each share class but not necessarily eliminate the inequality, RMG may still consider supporting the proposal since it entails an improvement compared to the current situation.

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Preferred Stock

RMG General Recommendation & Policy

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG’s guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Discussion

Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company’s ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, RMG examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. RMG prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company’s justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While RMG believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company’s share capital. RMG will also oppose cases where there has been evidence of management abuse of a past issuance authority.

Voting Preferred Stock

In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, RMG’s guidelines on capital structure are applied. RMG supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, RMG will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

Convertible Preferred Stock

Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, RMG evaluates the conversion ratio and

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calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. RMG’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder’s best interests.

Blank Check Preferred Stock

Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

RMG supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. RMG also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

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Debt Issuance Requests

RMG General Recommendation & Policy

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG’s guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion

Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company’s stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, RMG determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company’s justification for the issuance.

In the case of convertible debt, RMG evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. RMG’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders’ best interests.

In the case of non-convertible debt, RMG takes into account the size and purpose of the increase, and the board’s use of past authorizations including examining whether there has been a history of abuse of the authorities. RMG looks at the company’s current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. RMG also considers other factors such as the company’s growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company’s bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company’s industry and country of origin. Although all of these considerations are factored into RMG’s analysis of debt issuance proposals, RMG generally believes that such financing concerns are best decided by management. RMG will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders’ rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. RMG generally supports restructuring proposals, particularly if the company is in danger of default. However, RMG will oppose restructuring proposals in which common shareholders are being treated unfairly.

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Pledging of Assets for Debt

RMG General Recommendation & Policy

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, RMG takes into account the terms of the proposed debt issuance and the company’s overall debt level. If both of these factors are acceptable, RMG recommends supporting these requests.

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Increase in Borrowing Powers

RMG General Recommendation & Policy

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Discussion

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. RMG believes that a company’s financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. RMG’s analysis of borrowing power increase requests takes into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, RMG recommends opposing the request.

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Share Repurchase Plans

RMG General Recommendation & Policy

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”)

•	Duration does not exceed 18 months.

RMG will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defense;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital restructuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Discussion

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

RMG looks for the following conditions in share repurchase plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm’s length through independent third parties and that selective repurchases require shareholder approval.

Share repurchase programs often involve positive financial consequences to shareholders, as they generally increase the level of earnings per share and bring greater liquidity to the share. Therefore we are generally supportive of share buybacks.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority. In Greece, the legal framework allows share repurchase authorizations to last a maximum of 24 months, although they are typically renewed on a yearly basis. Greek companies typically request shareholders to approve share repurchase schemes in line with provisions in the Company Act. Rarely does a company specify the exact duration of the authorization. Therefore, it is assumed that the duration could be up to 24 months, as foreseen in the legal framework. Around half of Austrian companies restrict share repurchase plans to a limit of 18 months, the majority of Austrian companies either ask for a maximum of 30 months or do not disclose the duration at all.

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Reissuance of Shares Repurchased

RMG General Recommendation & Policy

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion

RMG generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, RMG takes into account the country’s legal framework for such reissuances and the company’s history of reissuing shares under the authority.

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Capitalization of Reserves for Bonus Issues/Increase In Par Value

RMG General Recommendation & Policy

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves — transferring them into the share capital account — usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

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Reorganizations/Restructurings

RMG General Recommendation & Policy

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. RMG usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders’ rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, RMG’s primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders’ options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, RMG first determines the company’s degree of distress by determining whether or not the company still has a positive net asset value — that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. RMG seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

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Mergers and Acquisitions

RMG General Recommendation & Policy

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

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Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Discussion

When evaluating the merits of a proposed acquisition, merger, or takeover offer, RMG focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders’ existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although RMG examines these proposals closely from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, RMG examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. RMG also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. RMG also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, RMG looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For non-publicly traded entities or assets, an independent financial evaluation becomes even more important.

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In the case of mergers, RMG examines whether or not the merger makes commercial or strategic sense for the company. RMG also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often-complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, RMG relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisitions can be scarce. In these markets, RMG must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, RMG recommends voting against the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, RMG recommends voting against the item in question.

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Mandatory Takeover Bid Waivers

RMG General Recommendation & Policy

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Discussion

Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company’s articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision-making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company’s shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent “creeping acquisitions” and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

RMG opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

RMG does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, RMG will support such a waiver, namely, if the share repurchase would not push the large shareholder’s stake in the company above 50 percent.

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Reincorporation Proposals

RMG General Recommendation & Policy

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, RMG first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company’s capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

RMG believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, RMG recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders’ interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

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Expansion of Business Activities

RMG General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company’s objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where RMG withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, RMG would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, RMG recommends that shareholders vote against the proposal.

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Related-Party Transactions

RMG General Recommendation & Policy

Vote related-party transactions on a CASE-BY-CASE basis.

Discussion

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors, are usually classified as related-party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. RMG looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms, RMG recommends that shareholders support the proposal.

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Compensation Plans

RMG General Recommendation & Policy

Vote compensation plans on a CASE-BY-CASE basis.

Discussion

Disclosure on compensation in many markets is still not as extensive as U.S.-style disclosure. However, compensation plans are becoming more common on meeting agendas of non-U.S. companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, RMG supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, RMG has employed a complex compensation model methodology for evaluating compensation proposals in the United States and Canada, but this has only been possible because of the extensive disclosure provided in these markets’ proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

RMG reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. RMG analyzes plans by calculating the potential dilution under a company’s share plans and by analyzing plan features.

Stock Option Plans

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company’s share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, RMG’s first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan’s key terms, with information on the plan’s dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. RMG generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, RMG believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for RMG to consider supporting a compensation plan. At a minimum, RMG requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, RMG will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, RMG will vote against the plan on the basis of substandard disclosure.

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Among the criteria that RMG examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan

The maximum number of shares RMG approves under a plan depends on the classification of a company’s stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than 5 percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than 10 percent of the issued capital at the time of approval under all plans. However, RMG will support plans at mature companies with dilution levels of up to 10 percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of 5 percent or 10 percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. RMG prefers plans where the limits are sufficiently spread out, e.g., 5 percent in five years, 10 percent in ten years. Revolving limits of 10 percent in ten years should also include “flow-rate” restrictions that further limit the plan’s dilution, such as a cap of “3 percent in three years,” “2.5 percent in five years,” or “1 percent in one year.”

Exercise Price

RMG prefers that options be priced at not less than 100 percent of the shares’ fair market value on the date of grant. Usually this is taken as the closing price of the company’s shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Discounted Options, Restricted Stock, and Stock Grants

Many countries allow for options to be granted at a discount to market prices. RMG evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), RMG opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. RMG generally opposes stock grants as their incentive value is dubious.

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In very rare cases, RMG may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company’s financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company’s country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, RMG does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, RMG recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below 1 percent) of a company’s outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, RMG believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, RMG would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, sufficiently challenging performance criteria, and that meet our guidelines in all other aspects.

Plan Administration

RMG opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow non-executive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, RMG approves of separate non-executive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company’s stock option plans should not exceed RMG’s aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed 1 percent of a company’s outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for non-executive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

Eligibility and Participation

RMG prefers separate plans for employees, directors, and non-executive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. RMG prefers a minimum three-year vesting period. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all

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other aspects of RMG’s guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company’s country of incorporation and a company has failed to include them.

Other Features Specific to Option Plans

Issue Terms

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing

Some plans include specific provisions allowing for the repricing of options at the board’s discretion. RMG opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company’s option plan, RMG prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. RMG also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in RMG’s analysis of the plan.

Plans for International Employees

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. RMG applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. RMG reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While RMG prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

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Superoptions

Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers’ recommended limit that options represent no more than one times a participant’s salary in any year, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

Dividends Under Option and Dividend Equivalent Payment Provisions

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. RMG believes that any economic benefit derived from option plans should occur at the time of exercise.

Using Repurchased Shares in Share Compensation Plans

In many countries, companies purchase shares on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. RMG also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests (“voting dilution”), buybacks still represent a real cost to the company and shareholders (“economic dilution”). As a result, if a company wants to use repurchased shares in its compensation plans, RMG will include repurchased shares in its dilution calculation and apply the same dilution thresholds as for newly issued shares (see above under “Shares Reserved for Issuance of Options under the Plan”) .

RMG recommends that shareholders support a plan if it includes a specified limit on the total number of shares that could be used and if repurchased shares would count toward that limit, as long as it meets all other guidelines. However, RMG looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards, when repurchased shares do not count toward the plan’s limit on newly issued shares, but rather operate as an additional pool of shares.

Incentive Plans

Share incentive plans tie key employees’ compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company’s industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

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Employee Stock Purchase Plans and Savings-Related Share Option Schemes

Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees’ paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company’s growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. RMG recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, RMG considers the following factors:

Eligibility

This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

Dilution

Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, RMG policy is to exclude such shares from our dilution calculations for stock option plans. However, RMG policy provides that no more than 10 percent of a company’s shares may be reserved for ESPPs at any given time, with such 10 percent being over and above the company’s limit (either 5 or 10 percent) reserved for option plans, as long as discounts do not exceed 15 percent. Accordingly, a company could have up to 10 percent of its shares reserved for option plans and 10 percent of its shares reserved for ESPPs at any given time. If market practice dictates a larger discount under the ESPPs, the allowable dilution will be adjusted downward proportionately. For example, if a company is allowed to offer discounts of 30 percent, the allowable dilution will be 5 percent. Allowable dilution on discounts between 15 percent and 30 percent will be determined on a pro rata basis. Alternatively, RMG would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, RMG policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

Offering Period and Offering Price

The offering period, also known as the purchase period, is the time period over which a participant’s contributions are accumulated for the purchase of shares under the plan. The offering price is the company’s share price taken on a specific date, less the applicable discount, at which a participant’s accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and

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plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an “either/or” offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company’s shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

RMG’s assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an “either/or” feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company’s shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

Discounts

These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one “matching share” to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, RMG takes into consideration the offering period and offering price. Because plans with “either/or” provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, RMG guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company’s share price on the date participation commences.

Limits on the Number or Value of Shares Purchasable (Participation Limits)

ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (5 percent in Section 423 Plans) from participating.

Loan Terms

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, RMG prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. RMG also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in RMG’s analysis of the plan.

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Grants Outside of Plans

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. RMG prefers that companies make such grants in the context of an established plan.

RMG’s primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company’s other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

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2010 International Voting-Policy Manual

Antitakeover Mechanisms

RMG General Recommendation & Policy

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion

Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. RMG opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Golden Shares

Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, RMG recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Supermajority Vote Requirements

Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, RMG takes into account market norms, the company’s reasons for the change, and the company’s ownership structure.

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2010 International Voting-Policy Manual

Shareholder Proposals

RMG General Recommendation & Policy

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion

RMG reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company’s operations. If a measure would improve disclosure of company activities in non-strategic areas and at minimal costs, RMG supports the proposal. If a proposal seeks to improve the company’s corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, RMG recommends opposing the proposal.

Social and Environmental Proposals

In evaluating social and environmental proposals, RMG first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RMG recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, RMG focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company’s financial position or adversely affect important operations, RMG recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company’s finances or operations, RMG recommends supporting the proposal.

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2010 Taft-Hartley U.S. Proxy Voting Guidelines

January 2010

Copyright © 2010 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

Risk Management  |  RiskMetrics Labs  |  ISS Governance Services  |  Financial Research & Analysis

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TAFT-HARTLEY ADVISORY SERVICES

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of RiskMetrics’ Taft-Hartley Advisory Services. The U.S. Department of Labor (DOL) has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisor Act of 1940. RiskMetrics is a registered investment adviser under the Investment Advisor Act of 1940.

Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services’ clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in full conformity with the AFL-CIO proxy voting policy.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services’ compliance with its responsibilities and will facilitate clients’ monitoring of Taft-Hartley Advisory Services. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

DIRECTOR ELECTIONS

Electing directors is the single most important stock ownership right that shareholders can exercise. By electing directors who share their views, shareholders can help to define performance standards against which management can be held accountable. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation. We evaluate directors fairly and objectively, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance. Institutional investors should use their voting rights in uncontested elections to influence financial performance and corporate strategies for achieving long term shareholder value.

Director accountability, independence and competence have become issues of prime importance to investors given the failings in oversight exposed by the global financial crisis. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholder’s interests.

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Voting on Director Nominees in Uncontested Elections

Votes concerning the entire board of directors and members of key board committees are examined using the following five factors:

•	Lack of independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

•

Performance of the board and key board committees (flagrant actions by management or the board, excessive risk-taking, problematic governance provisions, egregious compensation practices, poor accounting practices, imprudent use of corporate assets, etc.);

•	Failure of the board to properly respond to high withhold/against votes or majority votes on shareholder proposals;

•	Poor long-term corporate performance record relative to peers, S&P 500 or Russell 3000 Indices;

•	Diversity of board.

Votes on individual director nominees are always made on a CASE-BY-CASE basis. Specific director nominee WITHHOLD/AGAINST1 votes can be triggered by one or more of the following factors:

•	Lack of a board that is at least two-thirds (67 percent) independent — i.e. where the composition of non-independent board members is in excess of 33 percent of the entire board;

•	Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation;

•	Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);

•	Failure to establish any key board committees (i.e. audit, compensation, or nominating);

•	Directors serving on an excessive number of other boards which could compromise their primary duties of care and loyalty;

•

Chapter 7 bankruptcy, Securities & Exchange Commission (SEC) violations or fines, and criminal investigations by the Department of Justice (DOJ), Government Accounting Office (GAO) or any other federal agency;

•	Performance of compensation committee members and/or the entire board in relation to the approval of egregious or excessive executive compensation (including perquisites and cash and equity awards);

•	Performance of audit committee members concerning the approval of excessive non-audit fees, material weaknesses, and/or the lack of auditor ratification upon the proxy ballot;

•

If at the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers;

•	If the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote, in addition

[1]

In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

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to potential future withhold/against votes on that director, Taft-Hartley Advisory Services may vote against or withhold votes from any or all of the nominees up for election, with the exception of new nominees;

•	The presence of problematic governance issues including interlocking directorships, multiple related-party transactions or other issues putting director independence at risk;

•	Inadequate CEO succession planning, including the absence of an emergency and non-emergency/orderly CEO succession plan;

•

Material failures of governance, stewardship, or fiduciary responsibilities at the company, failure to replace management as appropriate, egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Vote AGAINST or WITHHOLD votes from the members of the Audit Committee when:

•	Consulting (i.e. non-audit) fees paid to the auditor are excessive;

•	Auditor ratification is not included on the proxy ballot;

•	The company receives an adverse opinion on the company’s financial statements from its auditor;

•

There is evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

•

Poor accounting practices such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, exist. Poor accounting practices may warrant voting against or withholding votes from the full board.

Vote AGAINST or WITHHOLD votes from the members of the Compensation Committee when:

•	There is a negative correlation or disconnect between the CEO’s pay and company performance;

•

The company implements a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in its equity plans;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see Options Backdating policy);

•	There is evidence that management/board members are using company stock in hedging activities

•

The company has problematic compensation practices such as the provision of excise tax gross-ups, single and modified single trigger provisions, liberal change in control definitions, excessive executive perks and tax gross-ups on executive perks, excessive executive pay or disproportionately high compensation payouts tied to short-term financial results, etc. (see Probematic Pay Practices policy).

Problematic pay practices may warrant voting against or withholding votes from the entire board.

Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or “dissident slate” seeks election for the purpose of achieving a significant change in corporate policy or control of seats on the board. Competing slates will be evaluated on a CASE-BY-CASE basis with a number of considerations in mind. These include, but

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are not limited to, the following: personal qualifications of each candidate; the economic impact of the policies advanced by the dissident slate of nominees; and their expressed and demonstrated commitment to the interests of the shareholders of the company. Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis with the following seven factors in consideration:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Independent Directors

Board independence from management is of vital importance to a company and its shareholders. Accordingly, we believe votes should be cast in a manner that will encourage the independence of boards. Independence will be evaluated based upon a number of factors, including: employment by the company or an affiliate in an executive capacity; past or current employment by a firm that is one of the company’s paid advisors or consultants; personal services contract with the company; family relationships of an executive or director of the company; interlocks with other companies on which the company’s chairman or chief executive officer is also a board member; and service with a non-profit that receives significant contributions from the company.

•	Generally vote AGAINST or WITHHOLD votes from non-independent director nominees (insiders and affiliated outsiders) where the entire board is not at least two-thirds (67 percent) independent;

•	Generally vote AGAINST or WITHHOLD votes from non-independent director nominees (insiders and affiliated outsiders) when the nominating, compensation and audit committees are not fully independent;

•	Generally consider independent board members who have been on the board continually for a period longer than 10 years as affiliated outsiders;

•	Vote FOR shareholder proposals requesting that all key board committees (i.e. audit, compensation and/or nominating) include independent directors exclusively;

•	Vote FOR shareholder proposals requesting that the board be comprised of a two-thirds majority of independent directors.

Non-Independent Chairman

Two major components at the top of every public company are the running of the board and the executive responsibility for the running of the company’s business. Many institutional investors believe there should be a clear division of responsibilities at the head of the company that will ensure a balance of power and authority, such that no one individual has unfettered powers of decision. When there is no clear division between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders. Since executive compensation is so heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay, which ultimately can become a drain on shareholder value.

Arguments have been made that a smaller company and its shareholders can benefit from the full-time attention of a joint chairman and CEO. This may be so in select cases, and indeed, using a case-by-case review of

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circumstances there may be worthy exceptions. But, even in these cases, it is the general view of many institutions that a person should only serve in the position of joint CEO and chairman on a temporary basis, and that these positions should be separated following their provisional combination.

We strongly believe that the potential for conflicts of interest in the board’s supervisory and oversight duties trumps any possible corollary benefits that could ensue from a dual CEO/chairman scenario. Instead of having an ingrained quid pro quo situation whereby a company has a single leader overseeing both management and the boardroom, Taft-Hartley fiduciaries believe that it is the board’s implicit duty to assume an impartial and objective role in overseeing the executive team’s overall performance. Shareholders interests are placed in jeopardy if the CEO of a company is required to report to a board that she/he also chairs.

Inherent in the chairman’s job description is the duty to assess the CEO’s performance. This objectivity is obviously compromised when a chairman is in charge of evaluating her/his own performance or has a past or present affiliation with management. Moreover, the unification of chairman and CEO poses a direct threat to the smooth functioning of the entire board process since it is the ultimate responsibility of the chairman to set the agenda, facilitate discussion, and make sure that directors are given complete access to information in order to make informed decisions.

•	Generally vote AGAINST or WITHHOLD votes from any non-independent director who serves as board chairman;

•	Generally vote AGAINST or WITHHOLD votes from a CEO who is also serving in the role of chairman at the same company;

•	Generally support shareholder proposals calling for the separation of the CEO and chairman positions;

•	Generally support shareholder proposals calling for a non-executive director to serve as chairman who is not a former CEO or senior-level executive of the company.

Excessive Directorships

As new regulations mandate that directors be more engaged and vigilant in protecting shareholder interests or else risk civil and/or criminal sanctions, board members are having to devote more time and effort to their oversight duties which, on average, were estimated to run to 280 hours per year, per board in 2005. Recent surveys of U.S. directors also confirm a desire for limiting board memberships, to between three and five seats. In view of the increased demands placed on corporate board members, Taft-Hartley fiduciaries believe that directors who are overextended may be impairing their ability to serve as effective representatives of shareholders. Taft-Hartley Advisory Services will vote against or withhold from directors serving on an excessive number of other boards, which could compromise their primary duties of care and loyalty.

•	Generally vote AGAINST or WITHHOLD votes from directors serving on an excessive number of boards. As a general rule, vote AGAINST or WITHHOLD from director nominees who are:

•

CEOs of publicly traded companies who serve on more than two public boards (i.e. more than one public boards other than their own board). NOTE: Taft-Hartley Advisory Services will vote against or withhold from overboarded CEO directors only at their outside directorships and not at the company in which they presently serve as CEO); and

•	Non-CEO directors who serve on more than five public company boards.

Performance/Governance Evaluation for Directors

Many institutional investors believe long-term financial performance and the appropriateness of governance practices should be taken into consideration when determining vote recommendations with regard to directors in uncontested elections. When evaluating whether to vote against or withhold votes from director nominees, we

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will evaluate underperforming companies that exhibit sustained poor performance as measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). For companies outside the Russell 3000 universe, a company will be considered to have exhibited sustained poor performance if it underperforms its peers or index on the basis of both one-year and three-year total shareholder returns.

Taft-Hartley Advisory Services views deficient oversight mechanisms and the lack of board accountability to shareholders especially in the context of sustained poor performance, as problematic. As part of our framework for assessing director performance, we will also evaluate board accountability and oversight at companies that demonstrate sustained underperformance. A governance structure that discourages director accountability may lead to board and management entrenchment. For example, the existence of several anti-takeover provisions* has the cumulative effect of deterring legitimate tender offers, mergers, and corporate transactions that may have ultimately proved beneficial to shareholders. When a company maintains entrenchment devices, shareholders of poorly performing companies are left with few effective routes to beneficial change.

Taft-Hartley Advisory Services will assess the company’s response to the ongoing performance issues, and consider recent board and management changes, board independence, overall governance practices, and other factors that may have an impact on shareholders. If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, we may also consider the company’s five-year total shareholder return and five-year operational metrics in our evaluation.

*Problematic provisions include but are not limited to:

•	a classified board structure; o a supermajority vote requirement;

•	majority voting with no carve out for contested elections;

•	the inability for shareholders to call special meetings;

•	the inability for shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

Vote AGAINST/WITHHOLD votes from all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Sustained poor performance for companies outside the Russell 3000 universe, is defined as underperforming peers or index on the basis of both one-year and three-year total shareholder returns.

Director Diversity

Gender and ethnic diversity are important components on a company’s board. Diversity brings different perspectives to a board that in turn leads to a more varied approach to board issues. Taft-Hartley fiduciaries believe that increasing diversity in the boardroom to better reflect a company’s workforce, customers, and community enhances shareholder value.

•	Support proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors;

•	Support endorsement of a policy of board inclusiveness;

•	Support reporting to shareholders on a company’s efforts to increase diversity on their boards.

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Stock Ownership Requirements

Corporate directors should own some amount of stock of the companies on which they serve as board members. Stock ownership is a simple method to align the interests of directors with company shareholders. Nevertheless, many highly qualified individuals such as academics and clergy who can offer valuable perspectives in boardrooms may be unable to purchase individual shares of stock. In such a circumstance, the preferred solution is to look at the board nominees individually and take stock ownership into consideration when voting on the merits of each candidate.

•	Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director nominee or to remain on the board.

Classified Boards — Annual Elections

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. Annually elected boards provide the best governance system for accountability to shareholders. A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes. Under this system, only one class of nominees comes up to shareholder vote at the AGM each year.

As a consequence of these staggered terms, shareholders only have the opportunity to vote on a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest since it would normally take two years to gain control of a majority of board seats. Under a classified board, the possibility of management entrenchment greatly increases. Classified boards can reduce director accountability by shielding directors, at least for a certain period of time, from the consequences of their actions. Continuing directors who are responsible for a problematic governance issue at the board/committee level would avoid shareholders’ reactions to their actions because they would not be up for election in that year. Ultimately, in these cases, the full board should be responsible for the actions of its directors.

Many in management believe that staggered boards provide continuity. Some shareholders believe that in certain cases a staggered board can provide consistency and continuity in regard to decision-making and commitment that may be important to the long-term financial future of the company. Nevertheless, empirical evidence strongly suggests that staggered boards are generally not in the shareholders’ best interest. In addition to shielding directors from being held accountable by shareholders on an annual basis, a classified board can entrench management and effectively preclude most takeover bids or proxy contests.

•	Vote AGAINST management or shareholder proposals seeking to classify the board when the issue comes up for vote;

•	Vote FOR management or shareholder proposals to repeal a company’s classified board structure.

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If the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote, in addition to potential future withhold/against votes on that director, we may vote against or withhold votes from any or all of the nominees up for election, with the exception of new nominees.

Board and Committee Size

While there is no hard and fast rule among institutional investors as to what may be an optimal size board, there is an acceptable range that companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin.

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Proposals seeking to set board size will be evaluated on a CASE-BY-CASE basis. Given that the preponderance of boards in the U.S. range between five and fifteen directors, many institutional investors believe this benchmark is a useful standard for evaluating such proposals.

•	Generally vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats;

•	Generally vote AGAINST any proposal seeking to amend the company’s board size to more than fifteen seats;

•	Evaluate board size on a CASE-BY-CASE basis and consider WITHHOLD or AGAINST votes or other action at companies that have fewer than five directors and more than 15 directors on their board.

Limit Term of Office

Those who support term limits argue that this requirement would bring new ideas and approaches on to a board. While term of office limitations can rid the board of non-performing directors over time, it can also unfairly force experienced and effective directors off the board. When evaluating shareholder proposals on director term limits, consider whether the company’s performance has been poor and whether problematic or entrenching governance provisions are in place at the company. Additionally, consider board independence, including whether the board chair is independent.

•	Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

Cumulative Voting

Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a cumulative voting scheme, the shareholder is permitted to have one vote per share for each director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the director candidates. Thus, under a cumulative voting scheme shareholders have the opportunity to elect a minority representative to a board by cumulating their votes, thereby ensuring minority representation for all sizes of shareholders.

For example, if there is a company with a ten-member board and 500 shares outstanding-the total number of votes that may be cast is 5,000. In this case a shareholder with 51 shares (10.2 percent of the outstanding shares) would be guaranteed one board seat because all votes may be cast for one candidate. Without cumulative voting, anyone controlling 51 percent of shares would control the election of all ten directors.

With the advent and prevalence of majority voting for director elections, shareholders now have greater flexibility in supporting candidates for a company’s board of directors. Cumulative voting and majority voting are two different voting mechanisms designed to achieve two different outcomes. While cumulative voting promotes the interests of minority shareholders by allowing them to get some representation on the board, majority voting promotes a democratic election of directors for all shareholders and ensures board accountability in uncontested elections. Though different in philosophic view, cumulative voting and majority voting can work together operationally, with companies electing to use majority voting for uncontested elections and cumulative voting for contested elections to increase accountability and ensure minority representation on the board.

In contested elections, similar to cumulative voting, proxy access allows shareholder access to the ballot without a veto from the nominating committee, but unlike cumulative voting, it also requires majority support to elect such directors.

At controlled companies, where majority insider control would preclude minority shareholders from having any representation on the board, cumulative voting would allow such representation and shareholder proposals for cumulative voting would be supported.

•	Generally vote AGAINST proposals to eliminate cumulative voting;

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•	Generally vote FOR proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure[2] to allow shareholders to nominate directors to the company’s ballot; and

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The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

•	Vote FOR proposals for cumulative voting at controlled companies (where insider voting power exceeds 50%).

Failure to Act on Shareholder Proposals Receiving Majority Support

•	Generally vote AGAINST or WITHHOLD from all director nominees at a company that has ignored a shareholder proposal that was approved by a majority of the votes cast at the last annual meeting.

Votes Against or Withholds from Directors for Shareholder Rights Plan (i.e. Poison Pills)

Institutional investors view shareholder rights plans, or poison pills, as among the most onerous of takeover defenses that may serve to entrench management and have a detrimental impact on their long-term share value. While recognizing that boards have a fiduciary duty to use all available means to protect shareholders’ interests, as a best governance principle, boards should seek shareholder ratification of a poison pill (or an amendment thereof) within a reasonable period, to ensure that the features of the poison pill support the interests of shareholders and do not merely serve as a management entrenchment device. Boards that fail to do so should be held accountable for ultimately disregarding shareholders’ interests. In applying this principle to voting in uncontested director elections, Taft-Hartley Advisory Services considers the term of the pill an important factor, as shorter term pills are generally less onerous as a takeover defense when compared to longer term pills, and may in some cases provide the board with a valuable tool to maximize shareholder value in the event of an opportunistic offer.

Companies that unilaterally adopt a long-term pill should be subject to a more frequent review –- at least once every three years, beginning the first year following the adoption and extending until the pill has expired or been redeemed. However, we believe special consideration must be given to the combination of a poison pill and a classified board; together they create a powerful anti-takeover and entrenchment device. Instead of only reviewing such companies every 3 years, an annual review is more appropriate. Under a 3-year review, the same class of directors would be receiving against or withhold recommendations, while the other 2 classes of directors would be shielded. An annual review would hold responsible all directors of classified boards for not putting the pill to a shareholder vote.

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Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) at a company that has a dead-hand or modified dead-hand poison pill in place. Vote AGAINST/WITHHOLD every year until this feature is removed;

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Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if the board has adopted a poison pill with a term of more than 12 months (“long-term pill” ) or renewed any existing pill, including any “short-term” pill (12 months or less) without shareholder approval, and there is no requirement or commitment to put the pill to a binding shareholder vote. Review such companies with classified

[2]

A similar structure would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot in addition to management’s nominees, and their bios are included in management’s proxy.

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boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill;

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Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if the board makes a material, adverse change to an existing poison pill without shareholder approval;

•	Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill’s adoption relative to the date of next meeting of shareholders — i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Shareholder Access to the Proxy (“Open Access”)

The current director election process as it exists leaves much to be desired. Companies currently nominate for election only one candidate for each board seat. Shareholders who oppose a candidate have no easy way to do so unless they are willing to undertake the considerable expense of running an independent candidate for the board. The only way for shareholders to register symbolic dissent about a certain director candidate is to simply “withhold” support from that nominee. But because directors are typically elected by a plurality (those nominees receiving the most votes win board seats), company nominees running unopposed are reelected.

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Consider on a CASE-BY-CASE basis reasonably crafted shareholder proposals asking companies to voluntarily provide shareholders the ability to nominate director candidates to be included on management’s proxy card, taking into account the ownership threshold proposed in the resolution. Special consideration will be made at companies where there are legitimate concerns surrounding responsiveness to shareholders (such as not implementing majority-supported shareholder proposals), board and key committee independence, problematic governance and compensation practices, and past accounting or financial issues such as restatements.

Majority Threshold Voting Requirement for Director Elections

Shareholders have expressed strong support for precatory resolutions on majority threshold voting since 2005, with a number of proposals receiving majority support from shareholders. Taft-Hartley fiduciaries believe shareholders should have a greater voice in regard to the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S.

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Generally support reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. in contested elections).

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Taft-Hartley Advisory Services may recommend withhold/against votes on members of the board at companies without the carve-out for plurality voting in contested elections, as the use of a majority vote standard can act as an anti-takeover defense in contested elections. (e.g. although the dissident nominees may have received more shares cast, as long as the combination of withhold/against votes and the votes for the management nominees keep the dissident nominees under 50%, the management nominees will win, due to the holdover rules). This is clearly contradicts the expressed will of shareholders.

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In addition to supporting proposals seeking a majority vote standard in director elections, we also support a post-election “director resignation policy” that addresses the situation of holdover directors to accommodate both shareholder proposals and the need for stability and continuity of the board.

Establish An Office of the Board

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Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communication between shareholders and non-management directors, unless the company has effectively demonstrated via public disclosure that it already has an established structure in place.

Director and Officer Indemnification ~ Liability Protection

Management proposals typically seek shareholder approval to adopt an amendment to the company’s charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by state law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence.

Each proposal addressing director liability will be evaluated consistent with this philosophy. Taft-Hartley Advisory Services may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but we may often oppose management proposals and support shareholder proposals in order to promote greater director accountability.

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Vote AGAINST proposals to limit or eliminate entirely director and officer liability in regards to: (i) breach of the director’s fiduciary “duty of loyalty” to shareholders; (ii) acts or omissions not made in “good faith” or involving intentional misconduct or knowledge of violations under the law; (iii) acts involving the unlawful purchases or redemptions of stock; (iv) payment of unlawful dividends; or (v) use of the position as director for receipt of improper personal benefits.

Indemnification

Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company’s directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense. Taft-Hartley fiduciaries may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions that have already occurred.

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Vote AGAINST indemnification proposals that would expand individual coverage beyond ordinary legal expenses to also cover specific acts of negligence which exceed the standard of mere carelessness that is regularly covered in board fiduciary indemnification;

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Vote FOR only those proposals which provide expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company; and (2) only if the director’s legal expenses would be covered.

COMPENSATION

The housing market collapse and resulting credit crisis have resulted in significant erosion of shareholder value, unprecedented levels of market volatility, and continuing lack of confidence among financial market participants. Many Taft-Hartley trustees are questioning the role of executive compensation in incentivizing inappropriate or excessive risk-taking behavior by executives that could threaten a corporation’s long-term viability. Further, generous severance packages and other payments to departing executives of failed institutions have heightened attention on the issue of pay for performance.

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Trustees of Taft-Hartley funds, which have lost significant value in their investments as a result of the financial crisis, have little patience for “pay for failure” and continue to press for the adoption of executive compensation practices aimed at creating and sustaining long-term shareholder value.

Companies have long argued that legally binding executive compensation obligations cannot be modified. The Capital Purchase Program implemented under the Emergency Economic Stabilization Act of 2008, the “bail out” program for the U.S. financial system, set the tone for executive compensation reform and requires participating firms to accept certain limits and requirements on executive compensation, regardless of existing contractual arrangements. A number of firms have agreed to these requirements.

Taft-Hartley Advisory Services believes that executive pay programs should be fair, competitive, reasonable, and appropriate, and that pay for performance should be a central tenet in executive compensation philosophy.

Examples of best pay practices include:

Employment contracts: Companies should enter into employment contracts under limited circumstances for a short time period (e.g., new executive hires for a three-year contract) for limited executives. The contracts should not have automatic renewal feature and should have a specified termination date.

Severance agreements: Severance provisions should not be so appealing that they become an incentive for the executive to be terminated. The severance formula should be reasonable and not overly generous to the executive (e.g., use maximum severance multiple of 3X pay; use pro-rated target/average historical bonus and not maximum bonus). Failure to renew employment contract, termination under questionable events or for poor performance should not constitute “good reason” for termination with severance payments.

Change-in-control payments: Change-in-control payments should be “double-triggered” — i.e. be payouts should only made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure. Change-in-control provisions should exclude excise tax gross-ups and should not authorize the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario. Similarly, change in control provisions in equity plans should be double-triggered. A change in control event should not result in an acceleration of vesting of all unvested stock options or lapsing of vesting/performance requirements on restricted stock/performance shares, unless there is a loss of employment or substantial change in job duties.

Supplemental executive retirement plans (SERPs): SERPs should not include sweeteners that can increase the payout value significantly or even exponentially, such as additional years of service credited for pension calculations, or inclusion of variable pay (e.g. bonuses and equity awards) into the formula. Pension formulas should not include extraordinary annual bonuses paid close to the time of retirement and should be based on an average, not the maximum, level of compensation earned.

Deferred compensation: Above-market returns or guaranteed minimum returns should not be applied on deferred compensation.

Disclosure practices: The Compensation, Discussion and Analysis should be written in plain English, with as little “legalese” as possible and formatted using section headers, bulleted lists, tables and charts where possible to ease reader comprehension. Ultimately, the document should provide detail and rationale regarding compensation, strategy, pay mix, goals/metrics, challenges, competition and pay for performance linkage, etc. in a narrative fashion.

Responsible use of company stock: Companies should adopt policies that prohibit executives from speculating in company’s stock or using company stock in hedging activities, such as “cashless” collars, forward

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sales, equity swaps or other similar arrangements. Such behavior undermines the ultimate alignment with long-term shareholders’ interests. In addition, the policy should prohibit or discourage the use of company stock as collateral for margin loans, to avoid any potential sudden stock sales (required upon margin calls) that could have a negative impact on the company’s stock price.

Long-term focus: Executive compensation programs should be designed to support companies’ long-term strategic goals. A short-term focus on performance does not necessarily create sustainable shareholder value. Instead, long-term goals may be sacrificed to achieve short-term expectations to the detriment of shareholder value, as evidenced by the financial crisis.

Compensation programs embedding a long-term focus with respect to company goals better align with the long-term interests of shareholders. Granting stock options and restricted stock to executives that vest in five years does not necessarily provide a long-term focus, as executives can sell off the company shares once they vest. However, requiring senior executives to hold company stock until retirement or after retirement can encourage a long-term focus on company performance.

Stock Option Plans

Compensation to executive and other senior level employees should be strongly correlated to sustained performance. Stock options, restricted stock and other forms of non-cash compensation should be performance-based with an eye toward improving long-term corporate value. Well-designed stock option plans can align the interests of executives and shareholders by providing that executives benefit when stock prices rise so that the employees of the company, along with shareholders, prosper together. Likewise, option plans should not allow for the benefits of share price gains without the risk of share price declines. Poorly designed stock option plans can encourage excessive risk-taking behavior and incentivize executives to pursue corporate strategies that promote short-term stock price to the ultimate detriment of long-term shareholder value.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not created. Taft-Hartley Advisory Services supports option plans when they provide legitimately challenging performance targets that serve to truly motivate executives in the pursuit of sustained superior performance. Moreover, equity pay plans should be designed in a fashion that ensures executive compensation is veritably performance driven and “at risk” such that executives are penalized (by either reducing or withholding compensation) for failure to meet pre-determined performance hurdles. Taft-Hartley Advisory Services will oppose those plans that offer unreasonable benefits to executives that are not generally available to other shareholders or employees.
Methodology for Analyzing Pay Plans

The theory that stock options are beneficial to shareholders because they motivate management and align the interests of investors with those of executives is no longer held sacrosanct. Indeed, many academic studies have found that there is limited correlation between executive stock ownership and company performance. Misused stock options can give executives an incentive to inflate their company’s earnings, take excessive risks, and make irresponsibly optimistic forecasts in order to keep stock prices high and their paychecks gargantuan.

Therefore, it is vital for shareholders to fully analyze all equity plans that appear on ballot. In general, Taft-Hartley Advisory Services evaluates executive and director compensation plans on a CASE-BY-CASE basis. When evaluating equity-based compensation items on ballot, the following elements will be considered:

Primary Considerations:

•	Dilution: Vote AGAINST plans in which the potential voting power dilution (VPD) of all shares outstanding exceeds ten percent;

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Full Market Value: Awards must be granted at 100 percent of fair market value on the date of grant. However, in instances when a plan is open to broad-based employee participation and excludes the five most highly compensated employees, we accept a 15 percent discount;

•	Burn Rate: Vote AGAINST plans where the annual burn rate exceeds industry and index burn rates over a three-year period;

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Liberal Definition of Change-in-Control: Vote AGAINST equity plans if the plan provides for the accelerated vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language;

•	Problematic Pay Practices: Vote AGAINST equity plans if the plan is a vehicle for problematic pay practices (e.g. if the plan allows for change-in-control payouts that are single triggered).

Secondary Considerations:

•	Executive Concentration Ratio: Vote AGAINST plans where the annual grant rate to the top five executives (“named officers”) exceeds one percent of shares outstanding;

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Pay-For-Performance Metric: Vote AGAINST plans where CEO pay and the company’s performance is incongruous, as measured against industry peers over one and three-year periods, or if the performance criteria is not disclosed;

•	Evergreen Features: Vote AGAINST plans that reserve a specified percentage of outstanding shares for award each year instead of having a termination date;

•	Repricing: Vote AGAINST plans if the company’s policy permits repricing of “underwater” options or if the company has a history of repricing past options;

•	Loans: Vote AGAINST the plan if the plan administrator may provide loans to officers to assist in exercising the awards.

Voting Power Dilution (VPD) Calculation

Voting power dilution, or VPD, measures the amount of voting power represented by the number of shares reserved over the life of the plan. Industry norm dictates that ten percent dilution over the life of a ten-year plan is reasonable for most mature companies. Restricted stock plans or stand-alone stock bonus plans that are not coupled with stock option plans can be held to a lower dilution cap.

Voting power dilution may be calculated using the following formula:

A:	Shares reserved for this amendment or plan;

B:	Shares available under this plan and/or continuing plans prior to proposed amendment;

C:	Shares granted but unexercised under this plan and/or continuing plans;

D:	All outstanding shares plus any convertible equity, outstanding warrants, or debt.

The formula can be applied as follows:	A + B + C
A + B + C + D

Fair Market Value, Dilution and Repricing

Consideration will be made as to whether the proposed plan is being offered at fair market value or at a discount; whether the plan excessively dilutes the earnings per share of the outstanding shares; and whether the plan gives management the ability to replace or reprice “underwater” options. Repricing is an amendment to a

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previously granted stock option contract that reduces the option exercise price. Options are “underwater” when their current price is below the current option contract price. Options can also be repriced through cancellations and re-grants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price.

Burn Rate

The annual burn rate is a measure of dilution that illustrates how rapidly a company is deploying shares reserved for equity compensation plans. The burn or run rate is calculated by dividing the number of shares pursuant to awards granted in a given year by the number of shares outstanding. Taft-Hartley Advisory Services benchmarks a company’s burn rate against three-year industry and primary index burn rates, and generally oppose plans whose average three-year burn rates exceed the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index; or (2) two percent of weighted common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

Executive Concentration Ratio

In examining stock option awards, restricted stock and other forms of long-term incentives, it is important to consider internal pay equity; that is, the concentration and distribution of equity awards to a company’s top five executives (“named officers”) as a percentage of overall grants. Taft-Hartley Advisory Services will consider voting against equity compensation plans whose annual grant rate to top executives exceeds one percent of shares outstanding.

Principle of Pay-For-Performance

Stock-based pay is often the main driver for excessive executive compensation, which is fueled by poor administration of the plan. Therefore, it is important to closely examine any discrepancies between increases in CEO pay and total shareholder returns against those of peer firms over a one- three- and five-year timeframe in assessing equity-based compensation plans.

Significant disparities between pay and performance warrants votes against or withholding from Compensation Committee members who are responsible for overseeing the company’s compensation schemes, or the entire board if the whole board was involved in and contributed to egregious compensation practices. If the equity component is the source of the imbalance, Taft-Hartley Advisory Services will consider opposing the equity plan in which the CEO participates.

•	Vote AGAINST or WITHHOLD from the Compensation Committee members when the company has a pay-for-performance disconnect.

Evergreen Provisions

Taft-Hartley Advisory Services will oppose plans that reserve a specified percentage of outstanding shares for award each year (evergreen plans) instead of having a termination date. Such plans provide for an automatic increase in the shares available for grant with or without limits on an annual basis. Because they represent a transfer of shareholder value and have a dilutive impact on a regular basis, evergreen plans are expensive to shareholders. Evergreen features also minimize the frequency that companies seek shareholder approval in increasing the number of shares available under the plan.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration the following factors:

•	Historic trading patterns: the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

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•	Rationale for the re-pricing: was the stock price decline beyond management’s control?

•	Option vesting: does the new option vest immediately or is there a black-out period?

•	Term of the option: the term should remain the same as that of the replaced option;

•	Exercise price: should be set at fair market or a premium to market;

•	Participants: the plan should be broad-based and executive officers and directors should be excluded;

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

If the surrendered options are added back to the equity plans for re-issuance, then we will also take into consideration the impact on the company’s equity plans and its three-year average burn rate.

In addition to the above considerations, we will evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. We do not view market deterioration, in and of itself, as an acceptable reason for companies to reprice stock options and/or reset goals under performance plans. Repricing after a recent decline in stock price triggers additional scrutiny and may warrant a vote AGAINST the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Problematic Compensation Practices and Compensation Committee Performance

Poor disclosure, the absence or non-transparency of disclosure and poor plan design of compensation payouts lead to excessive executive compensation practices that are detrimental to shareholders. Poorly designed plans or those lacking in transparency can be reflective of a poorly performing compensation committee.

Companies are expected to meet a minimum standard of tally sheet disclosure as to allow shareholders to readily assess the total executive pay package, understand the actual linkage between pay and performance, and mitigate misinformation to shareholders. The SEC has issued rules on executive and director compensation that require expansive disclosure and a total compensation figure for each of the named executive officers.

Executive compensation will continue to be in the spotlight in the ensuing years, particularly when shareholders will have access to more complete information. In the absence of disclosure that would necessitate a higher level of scrutiny, Taft-Hartley Advisory Services may also consider voting against or withholding from the compensation committee for failure to provide pertinent information in the Comensasion Discussion and Analysis (CD&A) report.

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Taft-Hartley Advisory Services will consider voting AGAINST or WITHHOLDING votes from compensation committee members and/or the CEO on a CASE-BY-CASE basis if the company has problematic compensation practices. In addition, we may consider a vote AGAINST or WITHHOLD vote from the entire board if the whole board was involved in and contributed to egregious compensation. Problematic compensation practices include, but are not limited to, the following:

Non-Performance based Compensation Elements

•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

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•	Egregious SERP (Supplemental Executive Retirement Plans) payouts (e.g. inclusion of additional years of service not earned or inclusion of performance-based equity awards in the pension calculation);

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Excessive perks for current, former and/or retired executives (e.g. personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, extraordinary relocation benefits, and/or other inappropriate arrangements);

•	Income tax reimbursements (gross-ups) for any executive perquisites or other payments;

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Excessive severance and/or change-in-control provisions (e.g. payments upon an executive’s termination in connection with performance failure, provisions for the payment of excise tax gross-ups (including modified gross-ups) and/or modified single-triggers — under which an executive may voluntarily depart for any reason and still receive change-in-control severance payments — );

•	Change-in-control payouts without loss of job or substantial diminution of job duties (“single-triggers”);

•	Liberal change-in-control definitions in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	Payment of dividends or dividend equivalents on unvested/unearned performance awards;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements;

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Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options);

•	Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	New CEO with overly generous new hire package (e.g., including excessive “make whole” provisions).

Incentives that may Motivate Excessive Risk-Taking

•	Guaranteed bonuses or other abnormally large bonus payouts without justifiable performance linkage or appropriate disclosure;

•	Mega annual equity grants that provide unlimited upside with no downside risk;

•	A single performance metric used for short- and long-term plans;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions, robust stock ownership/holding guidelines, and substantive bonus deferral/escrowing programs.

Other Problematic Practices

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Poor Disclosure Practices (e.g. unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, methodology for benchmarking practices and/or peer group not disclosed and explained);

•	Internal pay disparity (excessive differential between CEO total pay and that of next highest-paid named executive officer);

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•	Options backdating (covered in a separate policy);

•	Failure to respond to majority-supported shareholder proposals on executive pay topics;

•	Failure to respond to concerns raised in connection with significant opposition to Management Say on Pay proposals.

Moreover, if there is an equity plan proposal on the ballot and the plan is a vehicle for poor pay practices, we may consider voting against the proposal based on past compensation practices.

Restricted Stock

Taft-Hartley Advisory Services supports the use of performance-vesting restricted stock as long as the absolute amount of restricted stock being granted is a reasonable proportion of an executive’s overall compensation. The best way to align the interests of executives with shareholders is through direct stock holdings, coupled with at-risk variable compensation that is tied to explicit and challenging performance benchmarks. Performance-vesting restricted stock both adds to executives direct share holdings and incorporates at-risk features.

To reward performance and not job tenure, restricted stock vesting requirements should be performance-based rather than time lapsing. Such plans should explicitly define the performance criteria for awards to senior executives and may include a variety of corporate performance measures in addition to the use of stock price targets. In addition, executives should be required to hold their vested restricted stock as long as they remain employees of the company.

Executive Holding Periods

Senior level executives should be required to hold a substantial portion of their equity compensation awards, including shares received from option exercises (e.g. 75% of their after-tax stock option proceeds), while they are employed at a company or even into retirement. Equity compensation awards are intended to align management interests with those of shareholders, and allowing executives to sell these shares while they are employees of the company undermines this purpose. Given the large size of a typical annual equity compensation award, holding requirements that are based on a multiple of cash compensation may be inadequate.

Performance-Based Options

Stock options are intended to align the interests of management with those of shareholders. However, stock option grants without performance-based elements can excessively compensate executives for stock increases due solely to a general stock market rise, rather than improved or superior company stock performance. When option grants reach the hundreds of thousands, a relatively small increase in the share price may permit executives to reap millions of dollars without providing material benefits to shareholders.

Taft-Hartley Advisory Services advocates for performance-based awards — such as premium-priced or indexed — which encourage executives to outperform peers, certain indices, or the broader market rather than being rewarded for any minimal rise in the share price, which can occur if there are not empirical performance measures incorporated into the structure of the options. Additionally, it should be noted that performance-accelerated vesting and premium priced options allow fixed plan accounting, whereas performance-vested and indexed options entail certain expensing requirements.

•	Generally vote FOR shareholder proposals that seek to provide for performance-based options such as indexed and/or premium priced options.

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Options Backdating

Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. When options backdating has taken place, Taft-Hartley Advisory Services may recommend voting AGAINST or WITHHOLDING from the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. We will adopt a CASE-BY-CASE approach to the options backdating issue to differentiate companies that had sloppy administration vs. those that had committed fraud, as well as those companies which have since taken corrective action. Instances in which companies have committed fraud are more disconcerting, and Taft-Hartley Advisory Services will look to them to adopt formal policies to ensure that such practices will not reoccur in the future.

In recommending votes against or withhold votes from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, Taft-Hartley Advisory Services will consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Shareholder Proposals to Limit Executive and Director Pay

•	Generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information;

•	Generally vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits;

•

Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

Advisory Vote on Executive Compensation (Say-on-Pay) Shareholder Proposals

•

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

•	Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation, considering the following factors:

•	Evaluation of performance metrics in short-term and long-term plans, considering i) the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive

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awards; ii) whether the metrics are disclosed; iii) whether the company explains their alignment with the company’s business strategy; and iv) whether the goals appear to be sufficiently challenging in relation to resulting payouts.

•

Evaluation of peer group benchmarking used to set target pay or award opportunities, including i) the rationale stated by the company for constituents in its pay benchmarking peer group; and ii) as the benchmark targets it uses to set or validate executives’ pay.

•

Balance of performance-based versus non-performance-based pay, considering i) the ratio of performance-based versus non-performance-based CEO pay elements; ii) presence of concerns about other compensation factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

•	Prescence of problematic pay practices (see Problematic Compensation Practices above)

•	Poor compensation disclosure practices.

•

Vote AGAINST management say on pay proposals where there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, the board exhibits poor communication and responsiveness to shareholders or if the board has failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

Compensation Consultants — Disclosure of Board or Company’s Utilization

•

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Golden and Tin Parachutes

Golden parachutes are designed to protect the employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum payout triggered by a change-in-control at usually two to three times their current base salary. Increasingly, companies that have golden parachute agreements for senior level executives are extending coverage for all their employees via “tin” parachutes. The SEC requires disclosure of all golden parachute arrangements in the proxy statement, while disclosure of tin parachutes in company filings is not required at this time.

•	Vote FOR shareholder proposals to all have golden parachute agreements submitted for shareholder ratification;

•	Generally vote AGAINST all proposals to ratify golden parachutes;

•	Vote on tin parachutes on a CASE-BY-CASE basis.

Executive Perks and Retirement/Death Benefits

Taft-Hartley Advisory Services supports enhanced disclosure and shareholder oversight of executive benefits and other in-kind retirement perquisites. For example, compensation devices like executive pensions (SERPs), deferred compensation plans, below-market-rate loans or guaranteed post-retirement consulting fees can amount to significant liabilities to shareholders and it is often difficult for investors to find adequate disclosure of their full terms. Taft-Hartley Advisory Services opposes any perquisite or benefit to executives that exceeds what is generally offered to other company employees. From a shareholder prospective, the cost of these executive entitlements would be better allocated to performance-based forms of executive compensation during their term in office.

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Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

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•

Generally vote FOR shareholder proposals calling companies to adopt a policy of discontinuing or obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Employee Stock Ownership Plans (ESOPs)

An Employee Stock Ownership Plan (ESOP) is an employee benefit plan that makes the employees of a company also owners of stock in that company. Recent academic research of the performance of ESOPs in closely held companies found that ESOPs appear to increase overall sales, employment, and sales per employee over what would have been expected absent an ESOP. Studies have also found that companies with an ESOP are also more likely to still be in business several years later, and are more likely to have other retirement oriented benefit plans than comparable non-ESOP companies.

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Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs except in cases when the number of shares allocated to the ESOP is deemed excessive (i.e. generally greater than five percent of outstanding shares).

OBRA-Related Compensation Proposals

•	Vote FOR amendments that place a cap on annual grants or amend administrative features;

•

Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants that any one participant may receive in order to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Section 162(m) of the IRS Code Section limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken including shareholder approval and the establishment of performance goals.

•	Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA, unless they are inappropriate.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

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Generally vote AGAINST cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA if the plan provides for awards to individual participants in excess of $2 million a year;

•	Vote AGAINST plans that are deemed to be excessive because they are not justified by performance measures;

•	Vote AGAINST plans if the compensation committee does not fully consist of independent outsiders, as defined by Taft-Hartley Advisory Services’ definition of director independence.

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AUDITORS

Auditors play an integral role in certifying the integrity and reliability of corporate financial statements on which investors rely to gauge the financial well being of a company and the viability of an investment. The well-documented auditor-facilitated bankruptcies and scandals at several large public companies in recent years underscore the catastrophic consequences that investors can suffer when the audit process breaks down.

Auditor Independence

The recent wave of accounting scandals at companies illuminate the need to ensure auditor independence in the face of selling consulting services to audit clients. At the large four accounting firms, revenues from non-audit services grew from 13% of total revenues in 1981 to half of total revenue in 2000. A study of over 1,200 US companies in the S&P 500, Mid Cap, and Small Cap indices found that 72% of fees paid to auditors in 2002 were for non-audit services, exactly the same level as 2001. We believe that this ratio should be reversed and that non-audit fees should make up no more than one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor’s objectivity.

Under SEC rules, disclosed categories of professional fees paid for audit and non-audit services are as follows: (1) Audit Fees, (2) Audit-Related Fees, (3) Tax Fees, and (4) All Other Fees. Under the revised reporting requirements, a company will also be required to describe — in qualitative terms — the types of services provided under the three categories other than Audit Fees. The following fee categories are defined as: A) tax compliance or preparation fees are excluded from our calculations of non-audit fees; and B) fees for consulting services for tax-avoidance strategies and tax shelters will be included in “other fees” and will be considered non-audit fees if the proxy disclosure does not indicate the nature of the tax services. In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

As auditors are the backbone upon which a company’s financial health is measured, auditor independence is absolutely essential for rendering objective opinions upon which investors then rely. When an auditor is paid excessive consulting fees in addition to fees paid for auditing, the company-auditor relationship is left open to conflicts of interest.

Auditor Ratification

The ratification of auditors is an important component of good governance. In light of the Sarbanes-Oxley Act of 2002 and increased shareholder scrutiny, some companies are opting to take auditor ratification off the ballot. Neglecting to include the ratification of auditors on the proxy takes away the fundamental shareholder tight to ratify the company’s choice of auditor. Whereas shareholder ratification of auditors was once considered routine by many shareowners, the subsequent accounting scandals have caused shareholders to be more vigilant about the integrity of the auditors certifying their companies’ financial statements. It is now viewed as best practice for companies to place the item on ballot.

Although U.S. companies are not legally required to allow shareholders to ratify their appointment of independent auditors, roughly 60% of S&P 500 companies allow for shareholder ratification of their auditors. Submission of the audit firm for approval at the annual meeting on an annual basis gives shareholders the means to weigh in on their satisfaction (or lack thereof) on the auditor’s independent execution of their duties.

Taft-Hartley Advisory Services firmly believes mandatory auditor ratification is in line with sound and transparent corporate governance and remains an important mechanism to ensure the integrity of the auditor’s

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work. In the absence of legislation mandating shareholder ratification of auditors, the failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.

Proposals to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote.

•

Vote FOR proposals to ratify auditors when the amount of audit fees is equal to or greater than three times (75 percent) the amount paid for consulting, unless: i) An auditor has a financial interest in or association with the company, and is therefore not independent; or ii) There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Vote AGAINST proposals to ratify auditors when the amount of non-audit consulting fees exceeds a quarter of all fees paid to the auditor;

•	Generally support shareholder proposals seeking to limit companies from buying consulting services from their auditor.

Auditor Rotation

Long-term relationships between auditors and their clients can impede auditor independence, objectivity and professional skepticism. Such long-standing relationships foster an undesirable coziness between audit firms and their clients, which can cause the auditors to lose their independence and become less questioning especially where lucrative contracts for the provision of non-audit consulting services are involved. Mandatory auditor rotation is a widely supported safeguard against improper audits and is viewed by many as an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships.

Proponents of compulsory audit firm rotation contend that rotation policies promote objectivity and independence among auditors and minimize the scope of vested interests developing in the audit. Opponents of audit firm rotation argue that regular re-tendering is a costly practice, likely to reduce audit quality and increase the risk of audit failure in the early years due to the time required to gain cumulative knowledge of an often complex and geographically diverse business. A solution around this apparent negative effect of mandatory rotation is to keep a longer rotation period.

Taft-Hartley Advisory Services recommends that companies not maintain the same audit firm in excess of seven years, and will consider voting against auditors if their tenure at a company exceeds seven years. A revolving seven-year rotation period allows the auditor to develop cumulative knowledge of a company’s business and the effect of changes in the business along with the corresponding changes in its risks, thereby enhancing the quality of the audit and trammeling potential loss of auditor objectivity and independence. Many institutional investors argue that the increased costs associated with compulsory auditor rotation are a lesser evil vis-à-vis the larger evil of the costs to shareholders when the objectionable coziness between clients and long-standing auditors leads to gross erosion of shareholder value.

•	Generally support shareholder proposals to ensure auditor independence through measures such as mandatory auditor rotation (no less than every seven years).

Auditor Indemnification and Limitation of Liability

Indemnification clauses allow auditors to avoid liability for potential damages, including punitive damages. Eliminating concerns about being sued for carelessness could lead to; 1) potential impairment of external auditor independence and impartiality by contractual clauses limiting their liability; and 2) a decrease the quality and reliability of the audit given the lack of consequence for an inadequate audit.

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Given the substantial settlements against auditors in recent years for poor audit practices and the cost of such insurance to the company and its shareholders, there are legitimate concerns over the broader use of indemnification clauses. Such agreements may weaken the objectivity, impartiality and performance of audit firms. Taft-Hartley Advisory Services believes it is important for shareholders to understand the full risks and implications of these agreements and determine what impact they could have on shareholder value. At the present time, however, due to poor disclosure in this area, it is difficult to identify the existence and extent of limited liability provisions and auditor agreements, and investors lack the information needed to make informed decisions regarding these agreements.

Without uniform disclosure, it is difficult to consistently apply policy and make informed vote recommendations. As such, Taft-Hartley Advisory Services reviews the use of indemnification clauses and limited liability provisions in auditor agreements on a case-by-case basis, when disclosure is present.

•

Vote AGAINST or WITHHOLD from Audit Committee members if there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Disclosures Under Section 404 of Sarbanes-Oxley Act

Section 404 of the Sarbanes-Oxley Act requires that companies document and assess the effectiveness of their internal financial controls. Beginning in 2005, most public companies must obtain annual attestation of the effectiveness of their internal controls over financial reporting from their outside auditors. Companies with significant material weaknesses identified in the Section 404 disclosures potentially have ineffective internal financial reporting controls, which may lead to inaccurate financial statements, hampering shareholders’ ability to make informed investment decisions, and may lead to destruction of public confidence and shareholder value. The Audit Committee is ultimately responsible for the integrity and reliability of the company’s financial information and its system of internal controls.

•

Vote AGAINST or WITHHOLD votes from Audit Committee members under certain circumstances when a material weakness rises to a level of serious concern, if there are chronic internal control issues, or if there is an absence of established effective control mechanisms;

•

Vote AGAINST management proposals to ratify auditors if there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

Adverse Opinions

An Adverse Opinion on the company’s financial statements is issued when the auditor determines that the financial statements are materially misstated and, when considered as a whole, do not conform to GAAP. It essentially states that the information contained is materially incorrect, unreliable, and inaccurate in order to assess the company’s financial position and results of operations.

Adverse opinions on companies’ financial statements are generally very rare because they essentially state that a significant portion of the financial statements are unreliable and the auditor had no choice but to issue an adverse opinion after a long process of seeking resolution with the company subjected to the audit.

•	Vote AGAINST or WITHHOLD votes from Audit Committee members if the company receives an Adverse Opinion on the company’s financial statements from its auditors.

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TAKEOVER DEFENSES

Poison Pills

Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company (“flip-in-pill”) and/or the potential acquirer (“flip-out-pill”) at a price far out of line with fair market value.

Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

In evaluating management proposals on poison pills, Taft-Hartley Advisory Services consider the company’s rationale for adopting the pill and its existing governance structure in determining whether or not the pill appropriately serves in shareholders’ best interests. The rationale for adopting the pill should be thoroughly explained by the company. Additionally, we examine the company’s existing governance structure including: board independence, existing takeover defenses, or any problematic governance concerns.

•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification;

•	Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill;

•	Review on a CASE-BY-CASE basis management proposals to ratify a poison pill;

•

Vote AGAINST or WITHHOLD from any board where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision. Directors of companies with these lethal protective devices should be held fully accountable.

Net operating losses (NOL) pills, which are used to preserve a tax benefit (as opposed to traditional poison pills which are used as a takeover defense), typically have low triggers that some shareholders have difficulty supporting. This lack of support may have the effect of discouraging issuers from seeking shareholder approval for such pills. In assessing NOL pills, we take into account the unique purpose and features of NOL pills to enable shareholders make informed decisions when presented with proposals to adopt such pills, and to encourage issuers to submit such pills to a shareholder vote.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors are considered on a CASE-BY-CASE following basis:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

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Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of shares, the practice discriminates against most shareholders. This transferred cash, absent the greenmail payment, could be put to much better use for reinvestment in the company, payment of dividends, or to fund a public share repurchase program.

•	Vote FOR proposals to adopt an anti-greenmail provision in their charter or bylaws that would thereby restrict a company’s ability to make greenmail payments to certain shareholders;

•	Review on a CASE-BY-CASE basis all anti-greenmail proposals when they are presented as bundled items with other charter or bylaw amendments.

Shareholder Ability to Remove Directors

Shareholder ability to remove directors, with or without cause, is either prescribed by a state’s business corporation law, individual company’s articles of incorporation, or its corporate bylaws. Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause, thus ensuring that directors would retain their directorship for their full-term unless found guilty of self-dealing. By requiring cause to be demonstrated through due process, management insulates the directors from removal even if a director has been performing poorly, not attending meetings, or not acting in the best interests of shareholders.

•	Vote AGAINST proposals that provide that directors may be removed only for cause;

•	Vote FOR proposals which seek to restore the authority of shareholders to remove directors with or without cause;

•	Vote AGAINST proposals that provide only continuing directors may elect replacements to fill board vacancies;

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Shareholder Ability to Alter the Size of the Board

Proposals that would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense. Proposals to fix the size of the board at a specific number can prevent management from increasing the board size without shareholder approval when facing a proxy context. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the size of the board as a strategy to oust independent directors. Fixing board size also prevents management from increasing the number of directors in order to dilute the effects of cumulative voting.

•	Vote FOR proposals that seek to fix the size of the board within an acceptable range;

•	Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

SHAREHOLDER RIGHTS

Confidential Voting

The confidential ballot ensures that voters are not subject to real or perceived coercion. In an open voting system, management can determine who has voted against its nominees or proposals before a final vote count. As a result, shareholders can be pressured to vote with management at companies with which they maintain or would like to establish a business relationship.

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•

Vote FOR shareholder proposals that request corporations to adopt confidential voting, the use of independent tabulators, and the use of independent inspectors for an election as long as the proposals include clauses for proxy contests. In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived;

•	Vote FOR management proposals to adopt confidential voting procedures.

Shareholder Ability to Call Special Meetings

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. Sometimes this right applies only if a shareholder or a group of shareholders own a specified percentage of shares, with ten percent being the most common. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings;

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management;

•	Vote AGAINST provisions that would require advance notice of more than sixty days.

Shareholder Ability to Act by Written Consent

Consent solicitations allow shareholders to vote on and respond to shareholder and management proposals by mail without having to act at a physical meeting. A consent card is sent by mail for shareholder approval and only requires a signature for action. Some corporate bylaws require supermajority votes for consents, while at others standard annual meeting rules apply. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent;

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

Unequal Voting Rights

Incumbent managers are able to use unequal voting rights through the creation of a separate class of shares that has superior voting rights to the common shares of regular shareholders. This separate class of shares with disproportionate voting power allows management to concentrate its power and insulate itself from the wishes of the majority of shareholders. Dual class exchange offers involve a transfer of voting rights from one group of shareholders to another group of shareholders typically through the payment of a preferential dividend. A dual class recapitalization plan also establishes two classes of common stock with unequal voting rights, but initially involves an equal distribution of preferential and inferior voting shares to current shareholders.

•	Vote FOR resolutions that seek to maintain or convert to a one-share-one-vote capital structure;

•	Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Supermajority shareholder vote requirements for charter or bylaw amendments are often the result of “lock-in” votes, which are the votes required to repeal new provisions to the corporate charter. Supermajority

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provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

The general lack of credit availability for financially distressed companies has resulted in “rescue” or highly dilutive stock and warrant issuances, which often comprise a majority of the company’s voting stock upon conversion. When an investor takes control of the company through the conversion of securities, the new owners often seek statutory amendments, such as adopting written consent, or allowing 50 percent shareholders to call a special meeting, that allow effective control over the company with little or no input from minority shareholders.

In such cases, the existing supermajority vote requirements would serve to protect minority shareholders’ interests. The reduction in the vote requirements, when coupled with low quorum requirements (in Nevada and other states) could shift the balance in power away from small shareholders while overly empowering large shareholders.

•	Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments;

•	Vote AGAINST management proposals seeking to lower supermajority shareholder vote requirements when they accompany management sponsored proposals to also change certain charter or bylaw amendments;

•

Vote FOR management or shareholder proposals to reduce supermajority vote requirements for charter and bylaw amendments. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account i) ownership structure, ii) quorum requirements, and iii) supermajority vote requirements.

Supermajority Shareholder Vote Requirement to Approve Mergers

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

•	Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Reimbursing Proxy Solicitation Expenses

•	Generally support shareholder proposals to reimburse for proxy solicitation expenses;

•	When voting in conjunction with support of a dissident slate, always support the reimbursement of all appropriate proxy solicitation expenses associated with the election;

•	Generally support requests seeking to reimburse a shareholder proponent for all reasonable campaign expenditures for a proposal approved by the majority of shareholders.

Bundled Proposals

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Vote CASE-BY-CASE on bundled or conditional proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

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MERGERS & ACQUISITIONS/CORPORATE RESTRUCTURINGS

A number of academic and industry studies in recent years have estimated that nearly three quarters of all corporate acquisitions fail to create economically meaningful shareholder value. These studies have also demonstrated that the larger the deal the greater the risk in realizing long-term value for shareholders of the acquiring firm. These risks include integration challenges, over-estimation of expected synergies, incompatible corporate cultures and poor succession planning. Indeed, some studies have found that smaller deals within specialized industries on average outperform “big bet” larger deals by a statistically significant factor.

In analyzing M&A deals, private placements or other transactional related items on proxy, Taft-Hartley Advisory Services performs a well-rounded analysis that seeks to balance all facets of the deal to ascertain whether the proposed acquisition is truly going to generate long-term value for shareholders and enhance the prospects of the ongoing corporation.

Votes on mergers and acquisitions are always considered on a CASE-BY-CASE basis, taking into account the following factors:

•	Impact of the merger on shareholder value;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;

•	Offer price (cost vs. premium);

•	Change-in-control payments to executive officers;

•	Financial viability of the combined companies as a single entity;

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Was the deal put together in good faith? What kind of auction setting took place? Were negotiations carried out at arm’s length? Was any portion of the process tainted by possible conflicts of interest?;

•	Fairness opinion (or lack thereof);

•	Changes in corporate governance and their impact on shareholder rights;

•	What are the potential legal or environmental liability risks associated with the target firm?;

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and health care?

Fair Price Provisions

Fair price provisions were originally designed to specifically defend against the most coercive of takeover devises- the two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target’s remaining shares will be purchased with cash, cash and securities, or only securities. Since the payment offered for the remaining stock is, by design, less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize the value of their shares. Standard fair price provisions require that in the absence of board or shareholder approval of the acquisition the bidder must pay the remaining shareholders the same price for their shares that brought control.

•	Vote FOR fair price proposals as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares;

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•	Vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Corporate Restructuring

•	Votes concerning corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales, are considered on a CASE-BY-CASE basis.

Appraisal Rights

Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal applies to mergers, sale of corporate assets, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

•	Vote FOR proposals to restore or provide shareholders with the right of appraisal.

Spin-offs

•	Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

•	Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

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Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Going Private Transactions (LBOs, Minority Squeezeouts)

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Vote on a CASE-BY-CASE basis on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

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Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock), cash-out value, whether the interests of continuing and cashed-out shareholders are balanced, and market reaction to public announcement of transaction.

Changing Corporate Name

•	Vote FOR changing the corporate name in all instances if proposed and supported by management and the board.

Plans of Reorganization (Bankruptcy)

The recent financial crisis has placed Chapter 11 bankruptcy reorganizations as a potential alternative for distressed companies. While the number of bankruptcies has risen over the past year as evidenced by many firms,

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including General Motors and Lehman Brothers, the prevalence of these reorganizations can vary year over year due to, among other things, market conditions and a company’s ability to sustain its operations. Additionally, the amount of time that lapses between a particular company’s entrance into Chapter 11 and its submission of a plan of reorganization varies significantly depending on the complexity, timing, and jurisdiction of the particular case. These plans are often put to a vote of shareholders (in addition to other interested parties), as required by the Bankruptcy Code.

•	Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

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The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s); Existence of a superior alternative to the plan of reorganization; and Governance of the reorganized company.

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CAPITAL STRUCTURE

The management of a corporation’s capital structure involves a number of important issues including dividend policy, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. Many financing decisions have a significant impact on shareholder value, particularly when they involve the issuance of additional common stock, preferred stock, or debt.

Common Stock Authorization

State statutes and stock exchanges require shareholder approval for increases in the number of common shares. Corporations increase their supply of common stock for a variety of ordinary business purposes: raising new capital, funding stock compensation programs, business acquisitions, implementation of stock splits, or payment of stock dividends.

Clear justification should accompany all management requests for shareholders approval of increases in authorized common stock. We support increases in authorized common stock to fund stock splits that are in shareholders’ interests. Consideration will be made on a case-by-case basis on proposals when the company intends to use the additional stock to implement a poison pill or other takeover defense. The amount of additional stock requested in comparison to the requests of the company’s peers as well as the company’s articulated reason for the increase must be evaluated.

•	Vote on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue. The following factors will be considered:

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Past Board Performance: i) the company’s use of authorized shares during the last three years; ii) one- and three-year total shareholder return; and practices iii) the board’s governance structure and practices including existing takeover defenses and presence of egregious equity compensation practices;

•	The Current Request: i) specific reasons/rationale for the proposed increase; ii) the dilutive impact of the request; and iii) risks to shareholders of not approving the request.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights;

•	Vote AGAINST proposed common stock authorizations that increase the existing authorization by more than fifty percent unless a clear need for the excess shares is presented by the company.

Reverse Stock Splits

Reverse splits exchange multiple shares for a lesser amount to increase share price. Increasing share price is sometimes necessary to restore a company’s share price to a level that will allow it to be traded on the national stock exchanges. In addition, some brokerage houses have a policy of not monitoring or investing in very low priced shares. Reverse stock splits can help maintain stock liquidity.

Management proposals to implement a reverse stock split will be reviewed on a CASE-BY-CASE basis, taking into account whether there is a corresponding proportional decrease in authorized shares. Generally support a reverse stock split if management provides a reasonable justification for the split and reduces authorized shares accordingly. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by reducing the number of shares outstanding while leaving the number of authorized shares to be issued at the pre-split level.

Blank Check Preferred Authorization

Preferred stock is an equity security which has certain features similar to debt instruments- such as fixed dividend payments and seniority of claims to common stock — and usually carries little to no voting rights. The

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terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion with voting, conversion, distribution, and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes but can also be used as a device to thwart hostile takeovers without shareholder approval.

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense);

•	Vote FOR requests to require shareholder approval for blank check authorizations;

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Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable;

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Vote AGAINST proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend, distribution, and other rights (“blank check” preferred stock);

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Adjust Par Value of Common Stock

Stock that has a fixed per share value that is on its certificate is called par value stock. The purpose of par value stock is to establish the maximum responsibility of a stockholder in the event that a corporation becomes insolvent. Proposals to reduce par value come from certain state level requirements for regulatory industries such as banks and other legal requirements relating to the payment of dividends.

•	Vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. These rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the same class as their own and in the same proportion. The absence of these rights could cause stockholders’ interest in a company to be reduced by the sale of additional shares without their knowledge and at prices unfavorable to them. Preemptive rights, however, can make it difficult for corporations to issue large blocks of stock for general corporate purposes. Both corporations and shareholders benefit when corporations are able to arrange issues without preemptive rights that do not result in a substantial transfer of control.

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Review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

Debt Restructuring

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. The following factors are considered:

•	Dilution — How much will the ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company? Are board and committee seats guaranteed? Do standstill provisions and voting agreements exist?

•	Financial Issues — company’s financial situation, degree of need for capital, use of proceeds, and effect of the financing on the company’s cost of capital

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•	Terms of the offer — discount/premium in purchase price to investor including any fairness opinion,

•	termination penalties and exit strategy

•	Conflict of interest — arm’s length transactions and managerial incentives

•	Management’s efforts to pursue other alternatives

Vote on a CASE-BY-CASE basis proposals regarding debt restructurings.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

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STATE OF INCORPORATION

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions). We generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Taft-Hartley Advisory Services is less supportive of takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

Reincorporations Proposals

Management or shareholder proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Offshore Reincorporations and Tax Havens

For a company that seeks to reincorporate, Taft-Hartley Advisory Services evaluates the merits of the move on a CASE-BY-CASE basis, taking into consideration the company’s strategic rationale for the move, the potential economic ramifications, potential tax benefits, and any corporate governance changes that may impact shareholders. Taft-Hartley Advisory Services believes there are a number of concerns associated with a company looking to reincorporate from the United States to offshore locales such as Bermuda, the Cayman Islands or Panama. The trend of U.S. companies seeking to move offshore appears to be on the rise, and shareholders are just beginning to understand the web of complexities surrounding the legal, tax, and governance implications involved in such a transaction.

When reviewing a proposed offshore move, the following factors are considered:

•	Legal recourse for U.S. stockholders of the new company and the enforcement of legal judgments against the company under the U.S. securities laws;

•	The transparency (or lack thereof) of the new locale’s legal system;

•	Adoption of any shareholder-unfriendly corporate law provisions;

•	Actual, quantifiable tax benefits associated with foreign incorporation;

•	Potential for accounting manipulations and/or discrepancies;

•	Any pending U.S. legislation concerning offshore companies;

•	Prospects of reputational harm and potential damage to brand name via increased media coverage concerning corporate expatriation.

Furthermore, generally support shareholder requests calling for “expatriate” companies that are domiciled abroad yet predominantly owned and operated in America to re-domesticate back to a U.S. state jurisdiction.

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CORPORATE RESPONSIBILITY & ACCOUNTABILITY

Social, Environmental and Sustainability Issues

Taft-Hartley Advisory Services generally supports social, workforce, and environmental shareholder-sponsored resolutions if they seek to create responsible corporate citizens while at the same time attempting to enhance long-term shareholder value. We typically support proposals that ask for disclosure reporting of information that is not available outside the company that is not proprietary in nature. Such reporting is particularly most vital when it appears that a company has not adequately addressed shareholder concerns regarding social, workplace, environmental and/or other issues. A determination whether the request is relevant to the company’s core business and in-line with industry practice will be made on a CASE-BY-CASE basis. The proponent of the resolution must make the case that the benefits of additional disclosure outweigh the costs of producing the report.

In determining our vote on social, workplace, environmental, and other related proposals, we specifically analyze the following factors:

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	Percentage of sales, assets, and earnings affected;

•	Degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

•	Whether the issues presented should be dealt with through government or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	What its industry peers have done in response to the issue;

•	Whether the proposal itself is well framed and reasonable;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal;

•	Whether the subject of the proposal is best left to the discretion of the board.

In general, Taft-Hartley Advisory Services supports proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations from top to bottom. In order to be able to intelligently monitor their investments, shareholders often need information that is best provided by the company in which they have invested on behalf of their end beneficiaries. Qualified requests satisfying the aforementioned criteria usually merit support.

Proposals requesting that the company cease certain actions that the proponent believes are harmful to society or some segment of society will be evaluated on a CASE-BY-CASE basis. Special attention will be made to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. A high standard will need to be met by proponents requesting specific action like divesture of a business line or operation, legal remuneration, or withdrawal from certain high-risk markets.

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I. GENERAL CSR RELATED

Special Policy Review and Shareholder Advisory Committees

These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to: shareholder relations, the environment, occupational health and safety, and executive compensation.

•	Support these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

Operations in Protected or Sensitive Areas

Operating in regions protected or established under national or international categorization guidelines, including wildlife refuges, national forests, and IUCN categorized areas expose companies to increased oversight and the potential for associated risk and controversy. While it is important for a company to have the flexibility to operate in these regions to take advantage of strategic placement or growth, additional disclosure could be an important mitigating factor when addressing increased risk and oversight. Restrictions to the company’s operations, damaging public opinion, and costly litigation resulting from failure to comply with the requirements associated with protected or categorized regions could have a significant impact on shareholder value.

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Generally support shareholder requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges, unless the company does not currently have operations or plans to develop operations in these protected regions.

Land Use

Many large retail stores and real estate development firms have received criticism over their policies and processes for acquiring and developing land. Often, in such cases, there are organizations that support as well as those that oppose the proposed development.

Many of these requests brought forth by the respective stakeholders raise serious issues that can have a real impact on short-term shareholder value. However in some cases, additional reporting may be duplicative of existing disclosure or may fail to provide added benefit to shareholders commensurate with the associated cost or burden of providing additional information. Some of the companies targeted with this resolution have been subject to recent litigation and/or significant fines stemming from its land use practices or recent community boycotts.

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Generally support shareholder resolutions that request better disclosure of detailed information on a company’s policies related to land use or development or compliance with local and national laws and zoning requirements.

International Financial Related

The rise of globalization has put increasing importance on the need for US companies to periodically monitor their business operations abroad. As a means to preserve brand integrity and protect against potentially costly litigation and negative public relations, Taft-Hartley Advisory Services generally supports shareholder proposals which call for a report on the company’s core business policies and procedures of its operations outside the United States.

Many of the resolutions which address a company’s international policies can include: impact of Foreign Direct Investment (FDI) in emerging market economies; corporate safeguards against money laundering; terrorist financing; economic de-stabilization concerns; relationships with international financial institutions (IFIs); and product sales/marketing abroad (i.e., tobacco, pharmaceutical drug pricing).

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•	Generally support proposals asking for policy clarification and reporting on foreign-related matters that can materially impact the company’s short and long-term bottom line.

Affirm Political Non-Partisanship

Employees should not be put in a position where professional standing and goodwill within the corporation could be jeopardized as a result of political beliefs. Responsible employment practices should protect workers from an environment characterized by political indoctrination or intimidation. Corporations should not devote resources to partisan political activities, nor should they compel their employees to contribute to or support particular causes. Moreover, it is wise for a corporation to maintain a politically neutral stance as to avoid potentially embarrassing conflicts of interests that could negatively impact the company’s brand name with consumers.

•	Generally support proposals affirming political non-partisanship within the company.

Political Contributions Reporting & Disclosure

Changes in legislation that governs corporate political giving have, rather than limiting such contributions, increased the complexity of tracking how much money corporations contribute to the political process and where that money ultimately ends up. A company’s involvement in the political process could impact shareholder value if such activities are not properly overseen and managed.

Shareholders have the right to know about corporate political activities, and management’s knowledge that such information can be made publicly available should encourage a company’s lawful and responsible use of political contributions.

Moreover, it is critical that shareholders understand the internal controls that are in place at a company to adequately manage political contributions. Given the significant reputational and financial risk involved in political giving, shareholders should expect management to have the necessary capabilities to monitor and track all monies distributed toward political groups and causes. These internal controls should be fully consistent with Section 404 requirements of the Sarbanes-Oxley Act of 2002.

While political contributions, lobbying and other corporate political activity can benefit the strategic interests of a company, it is important that accountability mechanisms are in place to ensure that monies disbursed in support of political objectives actually generate identifiable returns on shareholder wealth. Such mechanisms serve to insure against the use of shareholder funds in the furtherance of narrow management agendas.

When analyzing the proposals, special consideration will be made if the target company has been the subject of significant controversy stemming from its contributions or political activities, if the company fails to disclose a policy to shareholders that outlines the process by which the company considers its political contributions, or if the company has recently been involved in significant controversy or litigation related to the company’s political contributions or governmental affairs.

•	Support reporting of political and political action committee (PAC) contributions;

•	Support establishment of corporate political contributions guidelines and internal reporting provisions or controls;

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Vote AGAINST shareholder proposals asking to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

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Military Sales

Shareholder proposals from church groups and other community organizations ask companies for detailed reports on foreign military sales. These proposals often can be created at reasonable cost to the company and contain no proprietary data. Large companies can supply this information without undue burden and provide shareholders with information affecting corporate performance and decision-making.

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Generally support reports on foreign military sales and economic conversion of facilities and where such reporting will not disclose sensitive information that could impact the company adversely or increase its legal exposure;

•	Generally vote AGAINST proposals asking a company to develop specific military contracting criteria.

Report on Operations in Sensitive Regions or Countries

Over the past decade, a number of public companies — especially within the extractive sector — have withdrawn from geopolitically sensitive regions as a result of being associated with political controversies involving their host countries (i.e. Myanmar, the Sudan, China, Iran, etc.). Oil and natural gas companies, in particular, continue be the largest investors in many countries involved in human rights abuse and terrorist activities. As such, these companies become targets of consumer boycotts, public relations backlash and even governmental intervention.

•	Generally support shareholder proposals to adopt labor standards in connection with involvement in a certain market and other potentially sensitive geopolitical regions;

•	Generally support shareholder proposals seeking a report on operations within a certain market and documentation of costs of continued involvement in a given country or region;

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Generally support requests for establishment of a board committee to review and report on the reputational risks and legal compliance with U.S. sanctions as a result of the company’s continued operations in countries associated with terrorist sponsored activities;

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Consider shareholder proposals to pull out of a certain market on a CASE-BY-CASE basis considering factors such as overall cost, FDI exposure, level of disclosure for investors, magnitude of controversy, and the current business focus of the company.

Recycling Policy

A number of companies have received proposals to step-up their recycling efforts, with the goal of reducing the company’s negative impact on the environment and reducing costs over the long-term.

•	Vote FOR shareholder proposals that ask companies to increase their recycling efforts or to adopt a formal recycling policy.

II. CLIMATE CHANGE ~ GLOBAL WARMING

Shareholder proposals addressing environmental and energy concerns have been plentiful in recent years, and generally seek greater disclosure on an issue or seek to improve a company’s environmental practices in order to protect the world’s natural resources. In addition, some proponents cite the negative financial implications for companies with poor environmental practices, including liabilities associated with site clean-ups and lawsuits, as well as arguments that energy efficient products and clean environmental practices are sustainable business practices that will contribute to long-term shareholder value. Shareholders say the majority of independent atmospheric scientists agree that global warming poses a serious problem to the health and welfare of all countries, citing the findings of the Intergovernmental Panel on Climate Change (IPCC), the world’s most authoritative scientific body on the subject. Shareholder proponents argue that companies can report on their greenhouse gas emissions within a few months at reasonable cost.

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Kyoto Compliance

The Kyoto Protocol was officially ratified in November 2004 and requires the reduction of greenhouse gas emissions by signatory countries in an effort to lower the global emissions of six key greenhouse gasses and address concerns over climate change. While some Kyoto signatory markets have not yet released the details of their respective regulations for companies, it is clear that there will be some significant financial impact on corporate issuers, especially those that operate in industries profoundly impacted by greenhouse gas emission constraints or regulation. In order to comply with the anticipated standards, companies will have to consider options such as: capital improvement to their facilities to reduce emissions, the cost of “trading” carbon credits on an open market to offset emission overages, or the expense of fines or restrictions resulting from noncompliance.

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Taft-Hartley Advisory Services generally supports resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets, unless: 1) The company does not maintain operations in Kyoto signatory markets; or 2) The company already evaluates and substantially discloses such information to shareholders; or, 3) Greenhouse gas emissions do not materially impact the company’s core businesses.

Greenhouse Gas Emissions

Scientists generally agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal.

Shareholder proposals asking a company to issue a report to shareholders — at reasonable cost and omitting proprietary information — on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, and their direct or indirect efforts to promote the view that global warming is not a threat. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

Investment in Renewable Energy

Filers of proposals on renewable energy ask companies to increase their investment in renewable energy sources and to work to develop products that rely more on renewable energy sources. Increased use of renewable energy will reduce the negative environmental impact of energy companies. In addition, as supplies of oil and coal exist in the earth in limited quantities, renewable energy sources represent a competitive, and some would even argue essential, long-term business strategy.

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Generally support shareholder proposals seeking increased investment in renewable energy sources, taking into account whether the terms of the resolution are realistic or overly restrictive for management to pursue.

•	Generally vote FOR shareholder proposals calling for a company to commit to reducing its greenhouse gas emissions under a reasonable timeline.

Sustainability Reporting and Planning

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is

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complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Reporting and enhanced disclosure addressing sustainable development is important to companies namely because it offers a formal structure for decision making that helps management teams anticipate and address important global trends that can have serious consequences for business and society. Shareholders may request general sustainability reports on a specific location (i.e. drilling in ANWR) or operation (i.e. nuclear facility), often requesting that the company detail the environmental, social, legal and other risks and/or potential liabilities of the specific project in question.

A number of companies have begun to report on sustainability issues using established standards in the marketplace. Such reporting focuses on corporate compliance and measurement regarding key economic, environmental, and social performance indicators. Many best practice companies release annual sustainability reports in conjunction to regular annual statement of operations.

•	Generally support shareholder proposals seeking greater disclosure on the company’s environmental practices, and/or environmental risks and liabilities.

Endorsement of CERES Principles

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. A signee to the CERES Principles would disclose its efforts in such areas through a standardized report submitted to CERES and made available to the public.

Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources. In addition, environmentally responsible companies stand to benefit from good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being. Roughly thirty public companies have voluntarily adopted these principles.

Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

•	Vote FOR requests asking a company to formally adopt the CERES Principles;

•	Vote FOR adoption of reports to shareholders on environmental issues.

III. WORKPLACE PRACTICES  & HUMAN RIGHTS

Equal Employment Opportunity

These proposals generally request that a company establish a policy of reporting to shareholders its progress with equal opportunity and affirmative action programs. The costs of violating federal laws that prohibit discrimination by corporations are high and can affect corporate earnings.

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The Equal Opportunities Employment Commission (EEOC) does not release the company’s filings to the public unless it is involved in litigation, and it is difficult to obtain from other sources. Companies need to be very sensitive to minority employment issues as the new evolving work force becomes increasingly diverse. This information can be provided with little cost to the company and does not create an unreasonable burden on management.

•	Vote FOR proposals calling for action on equal employment opportunity and anti-discrimination;

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Vote FOR legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that affect long-term corporate performance;

•	Vote FOR non-discrimination in salary, wages, and all benefits.

High-Performance Workplace

High-performance workplace practices emphasize employee training, participation, and feedback. The concept of a high-performance workplace has been endorsed by the U.S. Department of Labor and refers to a workplace that is designed to provide workers with the information, skills, incentives, and responsibility to make decisions essential for innovation, quality improvement and rapid response to changes in the marketplace. These standards embrace a “what is good for the worker is good for the company” philosophy. Studies have shown that improvement in human resources practices is associated with increases in total return to shareholders. High-performance workplace standards proposals can include linking compensation to social measures such as employee training, morale and safety, environmental performance and workplace lawsuits.

•	Generally support proposals that incorporate high-performance workplace standards.

Non-Discrimination in Retirement Benefits

A cash balance plan is a defined benefit plan that treats an earned retirement benefit as if it were a credit from a defined contribution plan, but which provides a stated benefit at the end of its term. Because employer contributions to these plans are credited evenly over the life of a plan and not based on a seniority formula, they may reduce payouts to long-term employees who are currently vested in plans.

Cash-balance pension conversions have undergone significant congressional and federal agency scrutiny in the wake of high-profile EEOC complaints on age discrimination and employee anger at several large blue-chip companies. While significant policy reform is unlikely in the short-term, business interests are worried enough that the National Association of Manufacturers and other pro-business lobbies have formed a coalition on Capitol Hill to preserve the essential features of the plans and to overturn a recent IRS ruling.

Driving the push behind conversions from traditional pension plans to cash-balance plans are the substantial savings that companies generate in the process. Critics point out that this savings is gained at the expense of the most senior employees. Shareholder resolutions call on corporate boards to establish a committee of outside directors to prepare a report to shareholders on the potential impact of pension-related proposals now being considered by national policymakers in reaction to the controversy spawned by the plans.

•	Support proposals calling for a non-discrimination policy with regard to retirement benefits and pension management at a company.

Fair Lending Reporting and Compliance

These resolutions call for financial institutions to comply with fair lending laws and statutes while avoiding predatory practices in their sub-prime lending. These predatory practices include: lending to borrowers with inadequate income, who will then default; not reporting on payment performances of borrowers to credit agencies; implying that credit life insurance is necessary to obtain the loan (packing); unnecessarily high fees;

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refinancing with high additional fees rather than working out a loan that is in arrears (flipping); and high pre-payment fees.

•	Support proposals calling for full compliance with fair-lending laws;

•	Support reporting on overall lending policies and data.

MacBride Principles

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faces much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles will stabilize the situation and promote further investment.

•	Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

Contract Supplier Standards

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health, and other basic labor protections.

We generally support proposals that:

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Seek publication of a “Worker Code of Conduct” to be implemented by the company’s foreign suppliers and licensees, requiring they satisfy all applicable labor standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, right to collectively bargain, and other rights;

•	Request a report summarizing the company’s current practices for enforcement of its Worker Code of Conduct;

•	Establishes independent monitoring mechanism in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Worker Code of Conduct;

•	Create incentives to encourage suppliers to raise standards rather than terminate contracts;

•	Implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees;

•	Request public disclosure of contract supplier reviews on a regular basis;

•

Adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S. using forced or child labor, or that fail to comply with applicable laws protecting employees’ wages and working conditions.

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Corporate Conduct and Labor Code of Conduct

Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities.

•

Support the principles and codes of conduct relating to company investment and/or operations in countries with patterns of human rights abuses or pertaining to geographic regions experiencing political turmoil (Northern Ireland, Columbia, Burma, former Soviet Union, and China);

•	Support the implementation and reporting on ILO codes of conduct;

•	Support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

IV CONSUMER HEALTH & PUBLIC SAFETY

Phase-out or Label Products Containing Genetically Engineered Ingredients

Shareholder activists request companies engaged in the development of genetically modified agricultural products (GMOs) to adopt a policy of not marketing or distributing such products until long term safety testing demonstrates that they are not harmful to humans, animals or the environment. Until further long term testing demonstrates that these products are not harmful, companies in the restaurant, prepared foods and packaging industries are being asked to remove genetically altered ingredients from products they manufacture, distribute or sell, and label such products in the interim. Shareholders are asking supermarket companies to do the same for their own private label brands.

•	Vote FOR shareholder proposals to label products that contain genetically engineered products;

•	Generally vote AGAINST proposals calling for a full phase out of product lines containing GMO ingredients.

Tobacco-Related Proposals

Shareholders file resolutions annually asking that companies with ties to the tobacco industry account for their marketing and distribution strategies, particularly as they impact smoking by young people. While the specific resolutions for shareholder proponents vary from year to year, activist shareholders consistently make the tobacco industry one of their most prominent targets. Examples of tobacco proposals include: attempting to link executive compensation with teen smoking rates; the placement of company tobacco products in retail outlets; the impact of second hand smoke; and a review of advertising campaigns and their impact on children and minority groups.

•	Vote FOR shareholder proposals seeking to limit the sale of tobacco products to minors;

•	Generally vote AGAINST proposals calling for a full phase out of tobacco related product lines.

Toxic Emissions

Shareholder proposals asking companies to take steps to minimize their emissions of toxic chemicals or release of toxic waster into the environment can vary greatly. Some focus on reporting on the impact of these

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chemicals on the communities in which the company operates. Still others ask for a review of the company’s efforts to minimize pollution.

•	Vote FOR shareholder proposals calling on the company to establish a plan reduce toxic emissions.

Toxic Chemicals

The use of toxic chemicals in cosmetics, consumables, and household products has become a growing issue of concern for shareholders as international regulations on this topic continue to expand, providing increased scrutiny over potentially toxic materials or compounds used or emitted in the conduct of operations or as an ingredient in consumer goods. Shareholders must recognize the impact that changing regulation and consumer expectations could have on shareholder value and should encourage companies to disclose their policies regarding the use or emission of toxic chemicals. Specific considerations should be made for a company’s geographic markets and the appearance of historical difficulties with controversy, fines, or litigation, requests for disclosure on the potential financial and legal risk associated with toxic chemicals.

•	Generally support resolutions requesting that a company discloses its policies related to toxic chemicals;

•	Generally support shareholder resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals;

Nuclear Safety

These resolutions are filed at companies that manage nuclear power facilities or produce components for nuclear reactors to request disclosure on the risks to the company associated with these operations, including physical security and the potential for environmental damage. Current reporting requirements for companies that operate nuclear facilities are managed by the Nuclear Regulatory Commission (NRC) and include detailed reports on safety and security that are available to the public.

•	Generally support shareholder resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods.

Concentrated Area Feeding Operations (CAFOs)

The level of pollution resulting from CAFOs has drawn increased attention in recent years as certain legal decisions have established the precedent that a company can be held liable for the actions of the contract farms it sources from. Fines and remediation expenses stemming from these cases have been significant and could have a notable impact on the companies’ operations and shareholder value.

•

Generally support resolutions requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs) unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring or if the company does not directly source from CAFOs.

Pharmaceutical Product Reimportation

One of the most visible aspects of the legal and political debate over rising health care costs in the United States can be seen through prescription drug reimportation through Canada. While U.S. and Canadian regulations limit reimportation, several states have taken steps to encourage employees to actively seek less expensive medications through reimportation.

Shareholder action at major pharmaceutical companies has requested increased disclosure of the financial and legal risks associated with company policies, or called on companies to change distribution limits to increase product availability in Canada, thereby encouraging product reimportation to the United States. The level of

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public concern over this issue and associated impact that a poorly developed policy could have on the companies suggest that additional disclosure of company policies related to reimportation could be beneficial to shareholders and generally merits support.

•

Generally support shareholder proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation, unless such information is already publicly disclosed.

•	Generally support shareholder proposals requesting that companies adopt specific policies to encourage or not constrain prescription drug reimportation.

Pharmaceutical Product Pricing

Pharmaceutical drug pricing, both within the United States and internationally, has raised many questions of the companies that are responsible for creating and marketing these treatments. Shareholder proponents, activists and even some legislators have called upon drug companies to restrain pricing of prescription drugs.

The high cost of prescription drugs is a vital issue for senior citizens across the country. Seniors have the greatest need for prescription drugs, accounting for about one-third of all prescription drug sales, but they often live on fixed incomes and are underinsured. Today about 20 million elderly people have little or no drug coverage in the U.S. In addition, the uninsured and underinsured pay substantially more for drugs than manufacturers favored customers such as HMOs and Federal agencies.

Proponents note that efforts to reign-in pharmaceutical costs will not negatively impact research and development (R&D) costs and that retail drug prices are consistently higher in the U.S. than in other industrialized nations. Pharmaceutical companies often respond that adopting a formal drug pricing policy could put the company at a competitive disadvantage.

Against the backdrop of the AIDS crisis in Africa, many shareholders have called on companies to address the issue of affordable drugs for the treatment of AIDS, as well as TB and Malaria throughout the developing world. When analyzing such resolutions, consideration should be made of the strategic implications of pricing policies in the market.

•	Proposals asking a company to implement price restraints on its pharmaceutical products will be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

•	Whether the proposal focuses on a specific drug and region;

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;

•	The extent that reduced prices can be offset through the company’s marketing expenditures without significantly impacting R&D spending;

•	Whether the company already limits price increases of its products;

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries;

•	The extent to which peer companies implement price restraints.

•	Generally support proposals requesting that companies implement specific price restraints for its pharmaceutical products in developing markets or targeting certain population groups.

•

Generally support proposals requesting that the company evaluate their global product pricing strategy, considering the existing level of disclosure on pricing policies, any deviation from established industry pricing norms, and the company’s existing philanthropic initiatives.

•	Vote FOR shareholder proposals that call on companies to develop a policy to provide affordable HIV, AIDS, TB and Malaria drugs to citizens in the developing world.

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2010 Taft-Hartley International Proxy Voting Guidelines

January 2010

Copyright © 2010 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

Risk Management  |  RiskMetrics Labs  |  ISS Governance Services  |  Financial Research & Analysis

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TAFT-HARTLEY ADVISORY SERVICES

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of RiskMetrics’ Taft-Hartley Advisory Services. Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services’ clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise across international markets. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services’ compliance with its responsibilities and will facilitate clients’ monitoring of Taft-Hartley Advisory Services. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

•	The company failed to disclose the financial reports in a timely manner.

Discussion

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company’s annual performance. The director report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company’s finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor’s opinion, the company’s financial statements are made in accordance with generally accepted accounting principles.

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When evaluating a company’s financial statements, Taft-Hartley Advisory Services looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company’s own performance relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, Taft-Hartley Advisory Services generally approves of this item.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Ratifying Auditors

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The breakdown of audit or non-audit fees is not disclosed or provided in a timely manner (in markets where such information is routinely available);

•	The auditors are being changed without explanation; or

•	Fees for non-audit/consulting services exceed a quarter of total fees paid to the auditor.*

Vote AGAINST auditor remuneration proposals if a company’s non-audit fees are excessive and auditor remuneration is presented as a separate voting item.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergencies, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

*In the UK, the level of non-audit fees is calculated as non-audit fees over audit fees, which results in higher level of non-audit fees. As such, Taft-Hartley Advisory Services uses a 50% non-audit fee benchmark in this market to determine if non-audit fees are excessive. If non-audit fees exceed 100% of audit fees, then Taft-Hartley Advisory Services will vote oppose both the auditor and election of audit committee members.

Taft-Hartley Advisory Services will apply its U.S. policy at U.S. firms incorporated in offshore tax and governance havens that do not qualify for disclosure exemptions, and vote against the reelection of auditors where auditor tenure exceeds seven years.

Discussion

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually viewed as a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, Taft-Hartley Advisory Services will vote against the election of a new auditor. If an explanation is otherwise unavailable, Taft-Hartley Advisory Services will vote against this item.

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Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company’s articles. The censors’ role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors contributing non-audit services to companies is problematic, as illuminated by the accounting scandals around the world. When an auditor is paid more in consulting fees than for auditing, the company/auditor relationship is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. When fees from non-audit services become significant without any clear safeguards against conflicts of interest, Taft-Hartley Advisory Services will oppose the auditor’s reappointment.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. Taft-Hartley Advisory Services supports the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor’s qualifications.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Discussion

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, Taft-Hartley Advisory Services focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company’s balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

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Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, Taft-Hartley Advisory Services supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, Taft-Hartley Advisory Services will oppose the proposal. Taft-Hartley Advisory Services will also vote against the payout if a company appears to be maintaining an excessive payout that may affect its long-term health.

Although dividend payouts are still the predominant form of distribution of capital to shareholders, share buybacks have become more popular in some markets, such as Denmark. In these cases, companies have introduced policies to return capital to shareholders by way of share repurchases instead of through the payment of dividends. Taft-Hartley Advisory Services votes on proposals to omit the payment of a dividend in favor of a share buyback on a case-by-case basis by looking at factors such as whether repurchased shares will be cancelled or may be reissued, tax consequences for shareholders, liquidity of the shares, share price movements and the solvency ratio of the company.

STOCK (SCRIP) DIVIDEND ALTERNATIVE AND DIVIDEND REINVESTMENT PLANS

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion

Stock dividend alternatives, also referred to in some markets as “scrip” dividend alternatives or dividend reinvestment plans (DRIPS), offer shareholders the option of receiving their dividend payment in the form of fully paid ordinary shares and are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. While Taft-Hartley Advisory Services is generally supportive of such plans, Taft-Hartley Advisory Services opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company’s health and to long-term shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Votes on amendments to the articles of association are considered on a CASE-BY-CASE basis.

Discussion

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, Taft-Hartley Advisory Services carefully scrutinizes any changes to a company’s articles.

From a company’s perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

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When reviewing new or revised articles, Taft-Hartley Advisory Services classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, Taft-Hartley Advisory Services is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which Taft-Hartley Advisory Services bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, Taft-Hartley Advisory Services supports even a bundled resolution that includes negative changes.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting (AGM).

Discussion

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. Taft-Hartley Advisory Services opposes this resolution only if the company is changing its year-end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. Taft-Hartley Advisory Services opposes the change in year-end in these cases.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Discussion

Required shareholder disclosure levels vary around the world. Some countries, such as Canada, require the disclosure of any stakes ten percent or higher, while other countries require lower disclosure levels. For example, the United Kingdom requires disclosure of stakes of three percent or greater. In some countries, shareholders may be asked from time to time to reduce the disclosure requirement at a specific company. Taft-Hartley Advisory Services will support such initiatives as they encourage greater disclosure by the company’s largest shareholders. However, Taft-Hartley Advisory Services will vote AGAINST reductions that are unduly restrictive or could act as a pretext for an antitakeover device.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

Discussion

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries this item is a non-voting formality (not requiring a shareholder vote), but companies in certain countries do include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, Taft-Hartley Advisory Services cannot approve this request when asked for a vote. While Taft-Hartley Advisory Services recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

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DIRECTOR AND SUPERVISORY BOARD MEMBER ELECTIONS

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns about the past performance of the company or the board, including;

•	Questionable finances or restatements

•	Questionable transactions with conflicts of interest

•	The board fails to meet minimum corporate governance standards;

•	There is a lack of independence on the board and/or its key committees;

•	There are any records of abuses against minority shareholder interests;

•

The board takes actions that are not in shareholders’ best interests (excessive executive compensation, adopting antitakeover devices, failure to respond to shareholder concerns/wishes, or demonstrating a “lack of duty or care”); or

•	The board has been insensitive to labor interests, human rights, supplier codes of conduct, or has engaged in other corporate activities that affect the reputation of the company in the global market.

Generally vote FOR employee and/or labor representatives.

Votes AGAINST/WITHHOLD votes on individual nominees, key committee members or the entire board can be triggered by one or more of the following concerns:

•	Lack of a majority independent board;

•	Attendance of director nominees at board meetings of less than 75 percent without valid reason or explanation;

•	Lack of full independence on key board committees (i.e. audit, compensation, and nominating committees);

•

Failure to establish any key board committees (i.e. audit, compensation, or nominating) including where the board serves in the capacity of a key committee, and where there is insufficient information to determine whether key committees exist, who the committee members are, or whether the committee members are independent;

•	Presence of a non-independent board chairman;

•

Directors serving on an excessive number of other boards which could compromise their primary duties. In markets where the number of board appointments is routinely available, an excessive number of boards is defined as;

•	For non-executive directors, more than five total non-executive directorships.

•	For executive directors, i) more than three total non-executive directorships; or ii) other executive or board chair positions.

•	For board chairs, i) more than four total non-executive directorships; or ii) more than two board chair positions; or iii) other executive positions.

•	The names of nominees are unavailable or not provided in a timely manner (in markets where this information is routinely available);

•	Director terms are not disclosed exceed market norms;

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•	Egregious actions including;

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company

•	Failure to replace management as appropriate

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

For bundled director elections, vote AGAINST the entire slate if any of the concerns above apply to a particular nominee.

Discussion

Most countries around the world maintain an Anglo-Saxon board structure, as seen in the United States, in which executive and nonexecutive directors are organized into a single board. However, companies in a number of countries maintain two-tiered board structures, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company’s daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board.

Depending on the country, shareholders will be asked to either elect directors or supervisory board members at annual meetings. Taft-Hartley Advisory Services considers director/supervisory board elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies’ operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors and supervisory board members function as the representatives of shareholders and stakeholders throughout the year and are therefore, a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In these cases, we apply standards of board and key board committee independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In low-disclosure markets where sufficiently detailed information about directors is unavailable, it could be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While Taft-Hartley Advisory Services supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to six years, and a company’s articles may give executive directors protected board seats under which they are not subject to shareholder election. Taft-Hartley Advisory Services believes directors should stand for reelection annually and be accountable to shareholders on an annual basis, and opposes article amendment proposals seeking extensions of director terms. Taft-Hartley Advisory Services also opposes protected board seats and preferential treatment of executive directors. In some countries the trend is moving toward limiting terms for directors. In The Netherlands, the corporate governance code recommends that management and supervisory board members be subject to maximum four-year terms. Although we recognize that four-year terms maybe the standard in the some markets, Taft-Hartley Advisory Services will oppose the election of new directors or the reelection of an existing director when their terms are not disclosed or where their term lengths exceed market norms.

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When reviewing director election proposals (where possible given information disclosure), Taft-Hartley Advisory Services examines board composition, company performance, and any negative views or information on either the company or individual directors. Taft-Hartley Advisory Services determines the number of executive and independent directors on the board, the existence and composition of board committees, and the independence of the chairman. An independent director is one whose only significant relationship with the company is through its board seat. Taft-Hartley Advisory Services defines members of supervisory boards, which represent organized workers’ interests, as independent. In cases where board composition is of concern, the company’s general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees. In markets where board independence composition information is routinely available, Taft-Hartley Advisory Services will generally oppose all non-independent director nominees if the board is not at least 50 percent (majority) independent. For U.S. firms incorporated in offshore tax or governance havens that do not qualify for disclosure exemptions, Taft-Hartley Advisory Services will apply its U.S. policy and vote against non-independent director nominees if the board is not two-thirds majority independent or where key board committees are not completely independent.

While complete independence on board committees is widely recognized as best practice, there are some markets in which it is still common to find executive directors serving as committee members. Whenever the level of disclosure is adequate to determine whether a committee includes company insiders, Taft-Hartley Advisory Services will generally vote against these executive directors.

Taft-Hartley Advisory Services also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings, Taft-Hartley Advisory Services makes further inquiries to the company regarding the absences. Taft-Hartley Advisory Services will vote against/withhold votes from the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While Taft-Hartley Advisory Services understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. Taft-Hartley Advisory Services supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

For shareholder nominees, Taft-Hartley Advisory Services places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given in cases where there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

In many countries it is customary to elect a single slate of directors. We do not approve of this practice because shareholders may wish to express differing views as to the suitability of the director nominees and should have the ability to cast ballots with respect to individuals rather than the entire slate. Given improving best practice in more sophisticated markets, which are moving away from single slate director election items, we will generally oppose director nominees if their election is not presented to shareholders as an individual item in these markets, and will oppose slate nominees in markets where the practice is prevalent and there are concerns with a particular director nominee up for election.

In recent years, the concept that directors should not serve on an excessive number of boards has gained more support as a legitimate governance concern. A common view among many investors is that a director will not be an effective monitor on any board if he/she serves on numerous boards. In markets where disclosure is sufficient (such as detailed director biographies which include information on the director’s role on the board and

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other external appointments both in the local market and abroad), and markets permit individual election of directors, Taft-Hartley Advisory Services will vote against a candidate when he/she holds an excessive number of board appointments. Executive directors are expected not to hold other executive or chairmanship positions. They may, however, hold up to two other non-executive directorships. Chairmen are expected not to hold other executive positions or more than one other chairmanship position. They may, however, hold up to three other non-executive directorships. NEDs who do not hold executive or chairmanship positions may hold up to four other non-executive directorships. Taft-Hartley Advisory Services will take into account board positions held in global publicly-listed companies. An adverse vote will not be applied to a director within a company where he/she serves as CEO or chair; instead, any negative votes will be applied to his/her additional seats on other company boards.

Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests. Taft-Hartley Advisory Services will consider a potential negative vote at the board, committee, or individual level, if a director has had significant involvement with a failed company, or has in the past appeared not to have acted in the best interests of all shareholders, and/or where substantial doubts have been raised about a director’s ability to serve as an effective monitor of management and in shareholders’ best interests including consideration of past performance on other boards.

CONTESTED DIRECTOR ELECTIONS

For contested elections of directors (e.g. the election of shareholder nominees or the dismissal of incumbent directors) Taft-Hartley Advisory Services will vote on a CASE-BY-CASE basis, considering the factors below in determining which directors are best suited to add value for shareholders:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates and their ability to contribute positively to board deliberations and overall board performance;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, Taft-Hartley Advisory Services generally focuses on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change? (i.e., maximize long-term shareholder value)

Discussion

Once fairly infrequent, contested elections, (also referred to as proxy contests) have become increasingly common in recent years as large shareholders, frustrated by poor returns and unresponsive boards, have sought to challenge the status quo. Even when dissidents do not achieve board seats, studies indicate that at least some of their objectives are often achieved because the response to a proxy contest, or one that was narrowly averted,

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usually includes new strategic initiatives, a restructuring program, governance changes, or selected management changes. Based on these considerations, Taft-Hartley Advisory Services’ framework for the evaluation of contested elections has the ultimate the goal of increasing long-term value for shareholders.

DIRECTOR FEES

Vote FOR proposals to award director fees unless the amounts are excessive relative to other companies in the country or industry.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Discussion

Director fees in most countries are not controversial. Fees for nonexecutive directors have been rising in recent years, as such directors around the world are being asked to take on more responsibility for company affairs. Taft-Hartley Advisory Services generally supports increases in director fees unless they are excessive relative to fees paid by other companies in the same country or industry. The primary focus of Taft-Hartley Advisory Services’ evaluation is on fees paid to nonexecutive directors or fees paid to all directors, separate from the salaries of executive directors. In many countries, only an aggregate amount payable to nonexecutives or to all directors is disclosed.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors’ financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

DISCHARGE OF BOARD AND MANAGEMENT

Vote CASE-BY-CASE on the discharge of the board and management:

Vote AGAINST the discharge of directors, including members of the management board and/or supervisory board, if there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

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A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

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Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

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For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), Taft-Hartley Advisory Services may express its concern with the board in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions to express discontent with the board.

Discussion

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Taft-Hartley Advisory Services will withhold discharge when there are serious questions about actions of the board or management for the year in question or legal action is being taken against the board by other shareholders. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders’ interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they may face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

DIRECTOR AND OFFICER LIABILITY AND INDEMNIFICATION, AND AUDITOR INDEMNIFICATION

Vote on a CASE-BY-CASE basis, proposals seeking indemnification and liability protection for directors and officers.

Vote AGAINST proposals to indemnify auditors.

Discussion

Management proposals typically seek shareholder approval to adopt an amendment to the company’s charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence. While Taft-Hartley Advisory Services recognizes that a company may have a more difficult time attracting and retaining directors if they are subject to personal monetary liability, Taft-Hartley Advisory Services believes the great responsibility and authority of directors justifies holding them accountable for their actions. Each proposal addressing director liability will be evaluated consistent with this philosophy. Taft-Hartley Advisory Services may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but Taft-Hartley Advisory Services may often oppose management proposals and support shareholder proposals in light of our philosophy of promoting director accountability.

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Specifically, Taft-Hartley Advisory Services will oppose management proposals that limit a director’s liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits. In addition, Taft-Hartley Advisory Services will generally oppose proposals to reduce or eliminate directors’ personal liability when litigation is pending against current board members.

By indemnifying its directors and officers, a company promises to reimburse them for certain legal expenses, damages, and judgments incurred as a result of lawsuits relating to their corporate actions, thereby effectively becoming the insurer for its officers and directors (the company usually purchases insurance to cover its own risk). Proposals to indemnify a company’s directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense.

Taft-Hartley Advisory Services will vote in favor of indemnification proposals that contain provisions limiting such insurance to acts carried out on behalf of the company. The directors covered under the indemnification must be acting in good faith on company business and must be found innocent of any civil or criminal charges for duties performed on behalf of the company. Additionally, the company may persuasively argue that such action is necessary to attract and retain directors, but we will oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

Taft-Hartley Advisory Services opposes providing indemnity insurance to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board

Taft-Hartley Advisory Services prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

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While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. Taft-Hartley Advisory Services supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement

Taft-Hartley Advisory Services believes that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of their individual contribution and experience.

Altering Board Size

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. Taft-Hartley Advisory Services considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

CAPITAL SYSTEMS

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. Taft-Hartley Advisory Services reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol.19 and pol.21).

Conditional Capital System

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

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In reviewing these proposals, Taft-Hartley Advisory Services takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

SHARE ISSUANCE REQUESTS

Vote FOR general issuance requests with preemptive rights up to 50 percent of issued capital;

Vote FOR general issuance requests without preemptive rights up to 10 percent of issue capital; and

Vote on a CASE-BY-CASE basis specific issuance requests with or without preemptive rights up to any amount depending on the purpose for the issuance.

Vote on a CASE-BY-CASE basis those issuance requests that exceed one-year periods.

General Issuances

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

Taft-Hartley Advisory Services believes that the ability to increase share capital by 50 percent through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of less than 50 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 50 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, Taft-Hartley Advisory Services routinely approves issuance requests without preemptive rights for up to ten percent of a company’s outstanding capital.

In certain markets, issuance requests are made for several years. This is often the case in France, Germany and Spain. In these situations, Taft-Hartley Advisory Services will consider the per annum dilution equivalent as well as consider whether or not the authority can be renewed before the lapse of the specified period. Whenever possible, we will monitor actual share issuances to assure that the company is not abusing the privilege.

Specific Issuances

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a

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company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and Taft-Hartley Advisory Services will generally support the request as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 50 percent over the current authorization.

Vote FOR specific proposals to increase authorized capital to any amount unless the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Taft-Hartley Advisory Services’ guidelines for the purpose being proposed.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, and thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. Taft-Hartley Advisory Services believes that approving such requests is reasonable.

An increase of 50 percent over the existing authorization gives the company sufficient flexibility in any given year but also limits the company’s ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders’ preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders’ interests. Such increases may be needed to fund a variety of corporate activities, and thus each proposal must be reviewed on its individual merits.

Taft-Hartley Advisory Services will vote against proposals seeking to increase authorized capital to an unlimited number of shares. Taft-Hartley Advisory Services does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders’ best interests.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital unless the terms are unfavorable to shareholders.

Vote on a CASE-BY-CASE basis proposals to reduce capital in connection with corporate restructurings.

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Discussion

Proposals to reduce capital are usually the result of a significant corporate restructuring in the face of bankruptcy. Taft-Hartley Advisory Services generally supports such proposals because opposition could lead to insolvency, which is not in shareholders’ interests. Evaluation of this type of proposal should take a realistic approach to the company’s situation.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Discussion

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management — finding the right mix of equity, long-term debt, and short-term financing — can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company’s board and senior management, who should be given the latitude to determine the company’s capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder’s ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management’s authority to issue new capital and often require shareholder approval for significant changes in management’s existing authorizations.

Taft-Hartley Advisory Services supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders’ voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company’s capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, Taft-Hartley Advisory Services opposes the creation of additional super-voting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, Taft-Hartley Advisory Services reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, Taft-Hartley Advisory Services will approve as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, Taft-Hartley Advisory Services opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

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Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Taft-Hartley Advisory Services guidelines on equity issuance requests.

Vote AGAINST the creation of blank check preferred stock unless the board expressly states that the authorization will not be used as a takeover defense.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Discussion

Preferred stock (also known as preference shares) is an equity security, but it has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company’s ordinary shares with respect to dividends and the distribution of assets or winding down of the company. Companies often request approval for the creation of a new class of preferred stock, the issuance of preferred stock, and the introduction of blank check preferred stock authorization. Taft-Hartley Advisory Services prefers that the terms of preferred stock be set out at the time of the issuance or authorization request.

Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions. In determining the acceptability of proposals relating to preferred stock, Taft-Hartley Advisory Services examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. Whether or not the preferred shares carry voting rights is also considered, along with their conversion ratio (if the shares are convertible into common shares). Also important is the company’s justification for issuing or authorizing preferred stock. Taft-Hartley Advisory Services supports proposals that would not result in excessive dilution or adversely affect the rights of holders of common shares.

BLANK CHECK PREFERRED STOCK

Companies may also seek shareholder approval for blank check preferred stock, which are blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense. As such, Taft-Hartley Advisory Services does not support the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Taft-Hartley Advisory Services also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

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DEBT ISSUANCE REQUESTS

Vote non-convertible debt issuance requests with or without preemptive rights on a CASE-BY-CASE basis.

Vote AGAINST the creation or issuance of convertible debt with preemptive rights if the conversion increases the company’s share capital by more than 50 percent over the current outstanding capital.

Vote AGAINST the creation or issuance of convertible debt without preemptive rights if the conversion increases the company’s share capital by more than 10 percent over the current outstanding capital.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion

Debt issuance is a popular financing strategy. Debt instruments are often issued with the right to convert into equity securities. Many companies issue debt denominated in currencies other than their own. Bonds may be issued with or without preemptive rights.

Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company’s stock, or selling their newly converted shares on the open market. The issuance of unsecured debt often includes warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security.

When evaluating a debt issuance request, Taft-Hartley Advisory Services examines the issuing company’s present financial situation. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. Taft-Hartley Advisory Services routinely approves of debt issuances for companies when the gearing level is between zero and 50 percent. If the company’s gearing level is higher than 50 percent, Taft-Hartley Advisory Services then factors in other financial statistics, such as the company’s growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company’s bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company’s industry and country of origin. In the case of convertible bonds, Taft-Hartley Advisory Services also takes into consideration the total level of dilution that would result at the time of conversion. Taft-Hartley Advisory Services’ guidelines for capital increases would then be applied.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, Taft-Hartley Advisory Services takes into account the terms of the proposed debt issuance and the company’s overall debt level. If both of these factors are acceptable, Taft-Hartley Advisory Services will support these requests.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

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Vote AGAINST the removal of a limit on borrowing powers.

Discussion

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. Taft-Hartley Advisory Services believes that a company’s financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. Taft-Hartley Advisory Services’ analysis of borrowing power increase requests take into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, Taft-Hartley Advisory Services will oppose the request.

SHARE REPURCHASE PLANS

Vote FOR share repurchase programs/market repurchase authorities, unless:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months;

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Taft-Hartley Advisory Services may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholder’s interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

For Italy and Germany, vote FOR share-repurchase plans and share reissuance plans that would use call and put options if the following criteria are met:

•	The duration of the authorization is limited in time to no more than 18 months;

•	The total number of shares covered by the authorization is disclosed;

•

The number of shares that would be purchased with call options and/or sold with put options is limited to a maximum of five percent of currently outstanding capital (or half of the total amounts allowed by law in Italy and Germany);

•	A financial institution, with experience conducting sophisticated transactions, is indicated as the party responsible for the trading; and

•	The company has a clean track record regarding repurchases.

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Discussion

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

Taft-Hartley Advisory Services looks for the following conditions in share repurchase plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm’s length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. Taft-Hartley Advisory Services believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

However, in certain instances, share buybacks are used to fund stock option plans. In these cases, cash is being used to fund stock options plans, which in most cases are a form of management compensation. When possible, we will make efforts to learn whether share repurchase plans are being used to fund stock option plans. In these instances, extra scrutiny will be paid, and a repurchase plan may be opposed.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, we will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, we will support the proposed authority.

REISSUANCE OF SHARES REPURCHASED

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion

Taft-Hartley Advisory Services generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, Taft-Hartley Advisory Services takes into account the country’s legal framework for such reissuances and the company’s history of reissuing shares under the authority.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves — transferring them into the share capital account — usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

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REORGANIZATIONS/RESTRUCTURINGS

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. Taft-Hartley Advisory Services usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders’ rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, Taft-Hartley Advisory Services’ primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

Taft-Hartley Advisory Services also assesses the proposed restructuring and its impact on job loss with an emphasis on the company’s U.S. operations. In certain circumstances, jobs may be lost due to economic inefficiencies. However, we will not support reorganizations that unnecessarily eradicate employment, harming the beneficiaries, communities, and the company’s economic position.

In the case of a distress restructuring of a company or group, shareholders’ options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, Taft-Hartley Advisory Services first determines the company’s degree of distress by determining whether or not the company still has a positive net asset value — that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. Taft-Hartley Advisory Services seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

MERGERS AND ACQUISITIONS

For every M&A analysis, Taft-Hartley Advisory Services reviews publicly available information as of the date of our analysis and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, Taft-Hartley Advisory Services places emphasis on the offer premium, market reaction, and strategic rationale;

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will elicit greater scrutiny on a deal;

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Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions;

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•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger;

•

Governance — impact of the merger on and shareholder rights. Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance;

•	The possibility of a high degree of job loss with no reasonable explanation; and

•	Any significant reduction in basic labor standards.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Discussion

When evaluating the merits of a proposed acquisition, merger, or takeover offer, Taft-Hartley Advisory Services focuses on the financial and corporate governance impact on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders’ existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Generally, we are interested in the long-term shareholder interests as opposed to short-term gains that devalue assets and have a negative impact on workers and communities.

Taft-Hartley Advisory Services will evaluate proposed mergers by looking at the justification for the merger; whether a reasonable financial arrangement has been proposed and a fairness opinion rendered; and the long-term impact of the business plans of the competing parties. We will assess the impact of the proposed merger on the affected workforce and community. For example, Taft-Hartley Advisory Services will assess the proposed merger’s impact on job loss with an emphasis on the company’s U.S. operations. In certain circumstances, jobs may be lost due to economic inefficiencies. However, we will not support mergers that unnecessarily eradicate employment, harming the beneficiaries, and the company’s economic position.

In the case of a cross-border merger, we consider the proposed merger affect on labor standards. Taft-Hartley Advisory Services will not support mergers that diminish basic labor standards. The resulting entity should comply with applicable laws and principles protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

In the case of an acquisition, Taft-Hartley Advisory Services examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. Taft-Hartley Advisory Services also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available.

This is important when determining whether or not a specific premium is justified. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. During the late 1980s in the United States, control premiums of up to 70 percent in certain sectors were considered reasonable. Broad averages over time indicate that premiums in the range of 20 percent to 30 percent are normal, but this must be evaluated on a case-by-case basis. For publicly traded entities or assets, Taft-Hartley Advisory Services looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For non-publicly traded entities or assets, an independent financial evaluation becomes even more important.

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In the case of mergers, Taft-Hartley Advisory Services examines whether or not the merger makes commercial or strategic sense for the company. Taft-Hartley Advisory Services also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often-complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, and relative share ownership of the new company are all important factors for consideration in this evaluation process.

If the details of a given proposal are unclear or not available and a fairness opinion is also not available, Taft-Hartley Advisory Services will either abstain on or vote against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, Taft-Hartley Advisory Services will vote against it.

REINCORPORATION PROPOSALS

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, Taft-Hartley Advisory Services first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company’s capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

Taft-Hartley Advisory Services believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, Taft-Hartley Advisory Services will vote AGAINST the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders’ interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

Taft-Hartley Advisory Services also considers the reincorporation’s impact on the employment environment. We do not support reincorporations to new jurisdictions that diminish basic labor rights and standards.

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EXPANSION OF BUSINESS ACTIVITIES

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company’s objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where Taft-Hartley Advisory Services withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, Taft-Hartley Advisory Services would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, Taft-Hartley Advisory Services will not support the proposal. Furthermore, if the company does not adhere to basic labor principles or codes of conduct in the expansion of its business, then Taft-Hartley Advisory Services will not support the proposal. For example, the expansion must comply with applicable laws and regulations, provide legitimate policies regarding workplace health and safety, and recognize basic labor rights. Taft-Hartley Advisory Services believes that these policies and practices affect long-term corporate performance and increase shareholder value.

RELATED PARTY TRANSACTIONS

Vote on a CASE-BY-CASE basis, resolutions that seek shareholder approval on related party transactions considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided; the pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, Taft-Hartley Advisory Services may vote against the election of the director involved in the related-party transaction or the full board.

Vote AGAINST related party transactions when details of a particular arrangement are not available.

Discussion

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

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In most cases, both the rationale and terms of such transactions are reasonable. Taft-Hartley Advisory Services looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms, Taft-Hartley Advisory Services will support the proposal. However, in many countries, detailed information about related-party transactions is not available. In some cases, no information is available. When sufficient information is not available, Taft-Hartley Advisory Services will vote AGAINST the arrangement.

COMPENSATION PLANS

Vote AGAINST a company’s compensation-related proposal due to one or a combination of several of the following factors:

•	The proposed compensation policy/report was not made available to shareholders in a timely manner;

•	The level of disclosure of the proposed compensation policy is below what local market best practice standards dictate;

•	Concerns exist with respect to the disclosure or structure of the bonus or other aspects of the remuneration policy such as pensions, severance terms, and discretionary payments;

•	Concerns exist surrounding the company’s long-term incentive plan(s), including but not limited to, dilution, vesting period, and performance conditions; Excessive severance arrangements/payments;

•	Provision of stock option grants, or similarly structured equity-based compensation, to non-executive directors; and/or

•	Where boards have, otherwise, failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

Vote AGAINST other appropriate resolutions as a measure of discontent against egregious remuneration practices (as a result of one or a combination of several factors highlighted above) or where a company has not followed market practice by submitting a resolution on executive compensation.

A negative vote could be applied to any of the following resolutions on a case-by case basis:

•	The (re)election of members of the remuneration committee;

•	The discharge of directors; or

•	The annual report and accounts.

Failure to propose a resolution on executive compensation to shareholders in a market where this is routine practice may, by itself, lead to one of the above adverse votes regardless of the companies’ remuneration practices.

Management Proposals Seeking Shareholder Approval of the Company’s Compensation Policy (Say on Pay)

Vote on a CASE-By-CASE basis, management proposals seeking ratification of a company’s compensation policy.

Taft-Hartley Advisory Services believes that seeking annual shareholder approval of a company’s compensation policy is a positive corporate governance provision, and considers the following compensation best practices in evaluating shareholder votes on corporate compensation practices:

•	Appropriate pay-for-performance alignment with emphasis on long-term shareholder value.

•	Avoidance of arrangements that risk “pay for failure”.

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•	Independent and effective compensation committees.

•	Provision of clear and comprehensive compensation disclosures to shareholders.

•	Avoidance of inappropriate pay to non-executive directors.

Non-Executive Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote on non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote on proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Vote AGAINST non-executive director remuneration if documents (general meeting documents, annual report) provided prior to the general meeting do not mention fees paid to non-executive directors.

Vote AGAINST non-executive director remuneration if the company intends to excessively increase the fees in comparison with market/sector practices, without stating compelling reasons that justify the increase.

Vote AGAINST proposals that provide for the granting of stock options, or similarly structured equity-based compensation, to non-executive directors.

Discussion

The recent financial crisis has shown that poor remuneration systems can lead to the inefficient allocation of company resources and can incentivize behavior that is detrimental to long-term shareholder interests. More than ever, shareholders have become concerned with how companies compensate their executives. Scrutiny has been applied to ascertain whether executive pay is appropriate for a company’s size, market, and industry, and whether remuneration structures sufficiently incentivize long-term share value growth and avoid “pay for failure”. In response to this growing trend, many legislatures/regulators have taken steps to strengthen shareholders’ role in the determination of remuneration practices by increasing companies’ disclosure requirements with respect to compensation practices as well as by recommending (or requiring) that companies provide voting resolutions on remuneration practices at their annual shareholder meetings.

Taft-Hartley Advisory Services supports plans that motivate participants to focus on maximizing long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders. However, we recognize that in many markets, the degree of information available to evaluate compensation proposals is usually limited in detail. For this reason, Taft-Hartley Advisory Services applies its compensation policies and methodology to the extent that market disclosure practices allow.

Taft-Hartley Advisory Services reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans.

Stock Option Plans

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company’s share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares

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after their purchase (or after a defined holding period when the shares may not be sold). Among the criteria that Taft-Hartley Advisory Services examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan

The maximum number of shares Taft-Hartley Advisory Services approves under a plan depends on the classification of a company’s stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans (and five percent under the proposed plan.) For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. Taft-Hartley Advisory Services prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years.

Exercise Price

Taft-Hartley Advisory Services prefers that options be priced at 100 percent of the shares’ fair market value on the date of grant. Usually this is taken as the closing price of the company’s shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Exercise Price Discounts

Taft-Hartley Advisory Services strongly opposes grants of discounted options to both executive and nonexecutive directors. In the absence of vesting periods or performance criteria (see below), discounted option grants to directors amount to a cash bonus at shareholder expense. Under such circumstances, option holders have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains. This undermines the incentive value underlining these plans. A few countries allow for options to be granted at a discount to market prices. Taft-Hartley Advisory Services approves of discounts up to 20 percent, but only for grants that are a part of a broad-based employee plan, including all nonexecutive employees.

Plan Administration

Taft-Hartley Advisory Services opposes allowing the administering committee to grant options to itself due to the potential for “backscratching” abuse. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, Taft-Hartley Advisory Services approves of separate nonexecutive director option plans with independent administration.

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Eligibility and Participation

Taft-Hartley Advisory Services prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria are highly preferred. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. Generally in markets where disclosure is an issue, if a plan meets all other aspects of Taft-Hartley Advisory Services’ guidelines, these two criteria are not mandatory. However, whenever greater disclosure is the market norm, we will oppose plans that do not include sufficiently challenging performance criteria or carry a minimum three-year vesting period. This information is commonly provided in markets such as the United Kingdom, Canada, The Netherlands and Australia. Finally, any matching shares that are provided by companies should be subject to additional performance conditions.

Retesting of Performance Criteria

Remuneration plans should not allow for the retesting of performance criteria over another time period if these conditions were not met within the initial period. Retesting is destructive to the incentive value of such plans and undermines the worth of performance criteria. Whenever disclosure is sufficient enough to determine if retesting is allowed under a company’s plan, we will take this feature into consideration for our overall evaluation of the plan.

Market Specifics:

•   In the UK, whether the terms of a compensation plan are to be satisfied by the issuance of new shares or through the use of treasury shares, the maximum commitment of the aggregate awards under all of the company’s plans should not exceed 10% of issued ordinary capital over a rolling 10-year period for broad-based plans. Within these limits, awards for discretionary plans should not exceed 5% for a rolling 10-year period.

Other Features Specific to Option Plans

Issue Terms

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing

Some plans include specific provisions allowing for the repricing of options at the board’s discretion. Taft-Hartley Advisory Services opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company’s option plan, Taft-Hartley Advisory Services prefers that loans be made to employees as part of a

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broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. Taft-Hartley Advisory Services also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in Taft-Hartley Advisory Services’ analysis of the plan.

Plans for International Employees

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. Taft-Hartley Advisory Services applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between an SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. Taft-Hartley Advisory Services reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While Taft-Hartley Advisory Services prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Super Options

Super options exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. super options, for example, exceed the Association of British Insurers’ recommended limit that options represent no more than four times a participant’s salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from super options has historically been fairly moderate. Super options appear most often in advanced markets with developed stock option plans.

Restricted Stock

Restricted stock is specifically designated stock offered at a discount to executives, often under U.S. option plans but increasingly among overseas plans as well. Company shares may be granted outright to optionees with no payment required for the receipt of the shares. Such awards can be extremely expensive, as participants exercise awards at fixed prices far below the current market price. If restricted stock is included as part of a stock option plan, Taft-Hartley Advisory Services expects strict limits on the amount of shares that may be issued in this form.

Dividends Under Option and Dividend Equivalent Payment Provisions

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. Taft-Hartley Advisory Services believes that any economic benefit derived from option plans should occur at the time of exercise.

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Incentive Plans

Share incentive plans tie key employees’ compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria—often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company’s industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Share Purchase Plans

Share purchase plans allow participants to purchase shares in the company, often at a discount to market prices. These plans are often broad-based in nature, as they are usually open to all employees. Other plans operate via monthly deductions from employees’ paychecks, gathered and held for safe keeping by a trust or a bank and used every month or year to purchase company stock.

Taft-Hartley Advisory Services will approve many of these plans because they encourage wide share ownership in the company among employees. Taft-Hartley Advisory Services generally approves broad-based, employee-directed share purchase plans with discounts up to 20 percent. Dilution, eligibility, and administration are the key factors in determining Taft-Hartley Advisory Services’ recommendation

Other Features Specific to Share Purchase Plans

Eligibility

While eligibility under share purchase plans is evaluated similarly to stock option plans, Taft-Hartley Advisory Services affords more flexibility with the terms of broad-based employee purchase plans. The inclusion of permanent part-time employees and employees who have been with the company for less than one year are provisions of employee plans that are routinely approved.

Loan Terms

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, Taft-Hartley Advisory Services prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. Taft-Hartley Advisory Services also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against a share purchase plan, but they are taken into consideration in Taft-Hartley Advisory Services’ analysis of the plan.

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Grants Outside of Plans

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. Taft-Hartley Advisory Services prefers that companies make such grants in the context of an established plan.

Taft-Hartley Advisory Services’ primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company’s other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

ANTITAKEOVER MECHANISMS

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion

Common antitakeover mechanisms include staggered boards, super-voting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. Taft-Hartley Advisory Services opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Renew Partial Takeover Provision (Australia)

Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. Taft-Hartley Advisory Services approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. Taft-Hartley Advisory Services supports the adoption of this proposal in almost all cases.

Golden Shares

Recently privatized companies across the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, Taft-Hartley Advisory Services recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Poison Pills (Canada, Japan)

Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian and Japanese markets. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company’s board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill.

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In accomplishing these goals, however, many rights plans place too much of the decision-making powers in the hands of the board and management and out of the hands of shareholders. However, we note that many Canadian companies have adopted new shareholder rights plans that address the concerns of institutional investors, namely providing for three-year sunset provisions, allowing for partial bids to proceed despite board opposition, and curtailing the overall level of discretion afforded the board in interpreting the pills.

Nonetheless, Taft-Hartley Advisory Services guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, Taft-Hartley Advisory Services also examines what other antitakeover devices the company has and the company’s treatment of shareholders in past situations.

Poison pills often have a sunset provision, which requires shareholder confirmation of the plan. Most pills have either a three-year or a five-year sunset provision, requiring that shareholders confirm the continuation of the plan three or five years from the date of adoption. Taft-Hartley Advisory Services guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management’s use of the plan. Canadian pills also typically include of a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company’s voting shares; the company must extend the expiration of the bid, usually by 45 or 60 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

Taft-Hartley Advisory Services determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, a shareholder who is not intent on a complete acquisition but merely wishes to purchase a significant stake in the company may trigger the pill. This gives the board power to deny shareholders the benefit of a large semi-controlling shareholder and precludes partial bids that may be in shareholders’ interests. In addition to the sunset provision and the structure of the permitted bid clause, in order to qualify for approval, a shareholder rights plan must satisfy ALL of the following conditions:

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Permitted bid clause structure: a permitted bid clause must allow for partial bids supported by a majority of shareholders to proceed despite board opposition; bid periods should generally not be greater than 60 days; the clause” should not contain a “toehold provision” that would any person who already controls a specified percentage of shares from making a permitted bid;

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Amendments: the ability of the board to amend key terms of the plan without shareholder approval following initial adoption of the plan must be limited to clerical and typographical changes and changes required to maintain the validity of the rights plan;

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Exchange option: a plan must not contain a provision that would enable the board to issue in exchange for the right, with or without further charge, debt or equity securities, other assets of the company, or any combination thereof;

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Definition of Fair Market Value: the board must not have the discretion to interpret the fair market value of the company’s shares if the board determines that the value was adversely affected by the news of an anticipated or actual bid or by other means of manipulation;

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Affiliates and Associates: the board’s discretion to decide which parties are acting in concert to determine the level of beneficial ownership, which could be used to trigger the pill should be limited and well-defined in the text of the plan;

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Mandatory Waiver: if the board waives the triggering of the pill with respect to one bidder, the board must be required to waive the pill in favor of any subsequent bids, preventing the board from favoring one bid over another regardless of shareholder interests.

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Since 2006, the vast majority of Japanese poison pills have been so called “advance warning-type” (“advance notice-type”) defense plans. In these cases, the board announces in advance a set of disclosure requirements it expects any bidder to comply with, as well as a waiting period between the submission of this information and the launch of the bid. As long as the bidder complies with these rules, the company “in principle” will take no action to block the bid, but will allow shareholders to decide.

The exceptions are where the bid is judged to be clearly detrimental to shareholders, such as in situations defined by a Japanese court or in a report of the government’s Corporate Value Study Group. These include greenmail, asset stripping and coercive two-tier offers. Usually, such judgments are made by a “special committee” or “independent committee,” but the committee’s decision is usually subject to being overruled by the board. At some companies the decisions are made by the board with no committee input at all. Advance warning-type defenses do not require shareholder approval, although in most cases companies are choosing to put them to a shareholder vote, as it is believed that doing so will put the company in a stronger position in the event of a lawsuit.

Where a company implements an advance warning-type defense without a shareholder vote, Taft-Hartley Advisory Services will similarly examine the details of the plan, and where we deem it to be detrimental to shareholder value, we will consider recommending votes against the company’s representative director(s).

Depositary Receipts and Priority Shares (The Netherlands)

Depositary receipts are an especially common antitakeover defense among large Dutch companies. In the event of a hostile takeover bid, ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights. Nonvoting preference shares can be issued to trusts or foundations in a similar fashion.

Priority shares, established in a company’s articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. Taft-Hartley Advisory Services will vote against the introduction of depositary receipts and priority shares.

SHAREHOLDER PROPOSALS

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion

Unlike in the United States where shareholders proposals are quite common, they are less common overseas. One market where proposals sponsored by shareholders are more common is the German market. There are two types of such proposals—shareholder proposals and counterproposals. Counterproposals are filed in direct

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opposition to proposals put forward by management at a given shareholder meeting. Many shareholder and counterproposals in Germany focus on environmental and labor issues. The number of shareholder proposals is also on the rise in Canada, although the aggregate annual number still pales in comparison to the U.S. In general shareholder proposals seen at global companies cover a wide variety of issues, including fundamental corporate governance topics, social issues, direct action proposals, as well as many unique proposals.

Taft-Hartley Advisory Services’ position on the issues covered in many of these proposals has already been discussed. Generally, Taft-Hartley Advisory Services will evaluate shareholder proposals to determine whether they are in the best economic interests of the participants and beneficiaries we represent. Taft-Hartley Advisory Services’ clients, not Taft-Hartley Advisory Services, choose the companies in which they invest and, ultimately, Taft-Hartley Advisory Services’ responsibility is to protect their economic interests. This does not mean, though, that Taft-Hartley Advisory Services must take a short-term approach when evaluating these proposals. Rather, Taft-Hartley Advisory Services will vote in consistency with the economic best interests of the participants and beneficiaries.

In general, Taft-Hartley Advisory Services supports proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations. In order to intelligently monitor their investments, shareholders often need information best provided by the company in which they have invested. Requests to report such information merit support. Taft-Hartley Advisory Services will evaluate proposals seeking the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

Taft-Hartley Advisory Services reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company’s operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, Taft-Hartley Advisory Services supports the proposal. If a proposal seeks to improve the company’s corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, Taft-Hartley Advisory Services will oppose the proposal.

Social and Environmental Proposals

The voting fiduciary should support social and environmental proposals if they either contribute to the long term interests of plan participants and beneficiaries, or will have no adverse impact on plan participants and beneficiaries.

Global codes of conduct for social, human, and economic standards are an important component in the stability of world economic conditions and in protecting the current lifestyle of plan beneficiaries and participants. Without agreement on international codes, some international companies could pursue a race to the bottom strategy that could ultimately undermine U.S. environmental and economic conditions.

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Report on Environmental Policies

These resolutions request the company to disclose its environmental practices. For example, Taft-Hartley Advisory Services will generally support proposals calling for a report on hazardous waste policies and issues regarding Maquiladora factories in Mexico.

Adoption of “CERES Principles”

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. Many companies have voluntarily adopted these principles. Taft-Hartley Advisory Services will generally support these proposals as they often improve the company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

Adoption of “MacBride Principles”

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. Taft-Hartley Advisory Services will support such proposals as an appropriate obligation for the company to undertake.

Contract Supplier Standards

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health and other basic labor protections. Taft-Hartley Advisory Services will generally support proposals that:

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seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•	request a report summarizing the company’s current practices for enforcement of its Code of Conduct.

•	establishes independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Code of Conduct.

•	create incentives to encourage suppliers to raise standards rather than terminate contracts.

•	implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees.

•	request public disclosure of contract supplier reviews on a regular basis.

Corporate Conduct and Human Rights

Taft-Hartley Advisory Services will generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

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SCHEDULE C

Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision:

Portfolio Management Product Area (check one):

☐ Growth
☐ Value	☐ International Equity	☐ Convertible
☐ Fixed (High Yield)	☐ Fixed (High Grade)

Security Issuer:

Security’s exchange ticker symbol:

Cusip #:

# of Shares held/par amount held:

Percentage of outstanding shares/par amount held:

Type of accounts holding security: Mutual Funds (name each fund):

Separate Accounts (specify number):

Other (describe):

Applicable Guidelines (check one):

☐ MacKay Standard (A or B)

☐ Other (specify):

☐ N/A

Shareholder/Bondholder/Lender Meeting Date:

Response Deadline:

Brief Description of the Matter to be Voted On:

Proposal Type (check one):

☐ Management Proposal

☐ Shareholder Proposal (identify proponent:                                                                                            )

Recommended vote by issuer’s management (check one):	☐ For	☐ Against	☐ N/A

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Recommended vote by ISS (check one):	☐ For	☐ Against
	☐ Abstain	☐ N/A
☐ No Recommendation

Portfolio manager recommended vote (check one):	☐ For	☐ Against
☐ Abstain

Describe in detail why you believe this override/decision is in the client’s best interest (attach supporting documentation):

Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

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Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and any executive officers of MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?

☐ No        ☐ Yes

If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?

☐ No        ☐ Yes (describe below)

Certification:

The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)’ best interests without regard to the interests of MacKay Shields or any related parties.

Date:
Name:
Title:

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Product Head Concurrence with Override Request/Decision:

Date:
Name:
Title:

Legal/Compliance Action:

☐ Override/decision approved

☐ Referred to Compliance Committee for Further Consideration

Date:
Name:
Title:

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MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

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MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

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MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

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In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent material conflict.

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MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

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MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely

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forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (or their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management or board recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents – such as, without limitation, proposals that would affect corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management or board recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management or board recommendations in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM generally considers each proxy proposal on its merits, and periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management or board recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team or board is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team or board no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management or board recommendations, or selling shares of the company.

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Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To minimize the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM rarely considers directing such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations. For example, in a few foreign markets, ballots cast by MCM may not be counted if required powers of attorney between the client and the custodian are not maintained. Also in foreign markets, ballots for securities held by a custodian in an omnibus account for multiple customers may be voted in an unexpected manner if the custodian receives different voting instructions from its customers and cannot split its vote as each customer requested.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by a previous adviser), MCM may choose to abstain or take no action on the proxies. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

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Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances such as when the issuer or other proponent of a proxy proposal is also a client of MCM, it is possible that an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3 above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure generally may be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM seeks to document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies in cases when, without limitation, service providers cannot echo vote proxies of certain securities (such as those issued by foreign companies), or in other cases when alternative voting procedures are not desirable; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may elect to vote proxies for its own account instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines that do not delegate full discretion to MCM, or that are not fully consistent with these procedures. In particular, MCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis. MCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.

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17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Operations/Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts, generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

20.b. MCM seeks to document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Operations/Client Services Department also documents certain other non-routine proxy voting issues, including: the basis for (1) any decision to vote against a management or board recommendation for reasons other than general matters affecting corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management or board recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions (i) to vote against corporate governance proposals such as those described above, or (ii) to abstain or take no action on proxies in circumstances (A) when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, (B) when MCM has sold or determined to sell a security, or when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or (C) when other routine situations arise such as those identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements issued by domestic (and some foreign) issuers if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S. – based issuers).

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23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

* * *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

Amendment Approved:	August 8, 2008
Approved by:	Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	September 1, 2008

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BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

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BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

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EFFECTIVE AS OF

MAY 1, 2009

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

Brandes Investment Partners, L.P. (“Brandes”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA Plans”). This document sets forth Brandes’ policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

I. OBJECTIVE

Where Brandes is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Brandes generally votes in accordance with the recommendations of management and/or a third-party proxy service provider (see discussion below) on these issues, although, on occasion Brandes abstains from voting on these issues.

When making proxy-voting decisions, Brandes generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by Brandes’ Corporate Governance Committee. The Guidelines are described generally in an insert to our Form ADV, Part II and on our website, and are made available to clients on request. The Guidelines, which have been developed with reference to the positions of certain third party proxy service providers, set forth Brandes’ positions on recurring issues and criteria for addressing non-recurring issues.

II. ACCOUNTS FOR WHICH BRANDES HAS PROXY VOTING RESPONSIBILITY

Brandes generally is responsible for voting proxies with respect to securities selected by Brandes and held in client accounts. Brandes’ form Investment Advisory Agreement provides that Brandes is generally responsible for proxy voting unless the client has directed Brandes to the contrary in writing. As a general rule, Brandes does not, however, vote proxies for securities not selected by Brandes but that are nevertheless held in a client account or where Brandes otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA Plans. Where authority to manage ERISA Plan assets has been delegated to Brandes, this delegation automatically includes responsibility to vote proxies unless the named

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fiduciary that appointed Brandes has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA Plan should:

•	Be in writing;

•	State that Brandes is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	Be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

III. ADHERENCE TO CLIENT PROXY VOTING POLICIES

Although clients do not always have proxy voting policies, if a client has such a policy and instructs Brandes to follow it, Brandes will follow those instructions except in any instance in which doing so would be contrary to the economic interests of the plan or otherwise imprudent or unlawful. In the case of ERISA Plans, Brandes, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

Brandes must, to the extent possible, comply with each client’s proxy voting policy (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

IV. ARRANGEMENTS WITH PROXY SERVICE PROVIDERS

Brandes presently uses the following firms as third-party proxy service providers (“PSP”) to assist in voting proxies.

•

Risk Metrics Group (“RMG”) is a proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. RMG’s primary function with respect to Brandes is to appraise it of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

•

Broadridge Financial Solutions’ Proxy Edge service is an electronic proxy voting and vote-tracking service. Broadridge’s primary function with respect to Brandes is to apprise it of the shareholder meeting dates of securities holdings, forward copies of proxy materials, and vote proxies in accordance with our instructions.

•

Glass, Lewis & Co., LLC is a leading research and professional services firm that assists institutions globally that have investment, financial or reputational exposure to public companies. It provides research and recommendations for Brandes for voting on proxy proposals.

•

Proxy Governance, Inc. provides research and proxy voting recommendations on U.S. and non-U.S. publicly traded companies. Coverage is based on securities held in client portfolios. For non-U.S. companies, research and recommendations may be provided through partnerships with other leading proxy advisory firms, or directly by Proxy Governance when proxy materials are reasonably available in a timely manner.

Although we may consider RMG’s and others’ recommendations on proxy issues, Brandes bears ultimate responsibility for proxy voting decisions. For ERISA Plans for which Brandes votes proxies, Brandes is not relieved of its fiduciary responsibility by following directions of a PSP or the ERISA Plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

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V. CONFLICTS

Brandes is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Brandes; (ii) Brandes has material business relationships with participants in proxy contests, corporate directors or director candidates; or (iii) a Brandes employee has a material personal interest in the outcome of a particular matter before shareholders.

Brandes is committed to resolving all such and similar conflicts in its clients’ best interests. Brandes has developed these policies and procedures to serve the best interests of its clients, and accordingly, will generally vote pursuant to its Guidelines when conflicts of interest arise. When there are proxy voting proposals, however, that give rise to conflicts of interest that are not addressed by the Guidelines, the Corporate Governance Committee will consult the Head of Compliance (“HOC”) and the approach taken to address the conflict situation shall be documented in writing. If necessary, the Corporate Governance Committee, the HOC, and senior management will consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Brandes and the issuer, its officers or directors, director candidates, or proxy proponents; or (iv) voting in other ways that are consistent with Brandes’ obligation to vote in its clients’ best interests.

Brandes has taken various steps to neutralize potential conflicts that may arise with PSPs, such as RMG, that also provide other products and services to issuers. RMG has made a copy of its policies, procedures and practices regarding potential conflicts of interest available to Brandes. In addition, RMG shall, on a periodic basis, provide Brandes with a list of those companies that have a business relationship with RMG. Brandes exercises best efforts to compare this list to proxies it votes on behalf of clients so that potential conflicts of interest are made known at the time of voting proxies. In addition, Brandes’ Corporate Governance Committee reviews, not less than annually, potential material conflicts of interest disclosed to Brandes by RMG. Finally, Brandes obtains additional proxy voting information from other PSPs as an additional check on the independence of the voting recommendations provided to Brandes by RMG.

VI. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Although Brandes has arrangements with PSPs, voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions, and share blocking.

•

To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Brandes may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Brandes’ judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

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•	Time frames between shareholder notifications, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•

Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, Brandes will attempt, on a best efforts basis, to lodge votes in such countries.

•	Presence of voting fees in countries in which custodians do not offer a “proxy voting service”, may limit Brandes’ ability to lodge votes in such countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Brandes may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VII. REPORTS

An insert to Brandes’ Form ADV, Part II and the Brandes website describe how clients may obtain information from Brandes about how we voted proxies with respect to their securities. If requested, Brandes provides clients with periodic reports on Brandes’ proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA Plans, the named fiduciary that appointed Brandes is required to monitor periodically Brandes’ activities, including our decisions and actions with regard to proxy voting. Accordingly, Brandes provides these named fiduciaries on request with reports to enable them to monitor Brandes’ proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

VIII. OPERATIONAL PROCEDURES

A. Role of the Reorganization Department

Brandes’ Reorganization Department is primarily responsible for receiving, processing and voting proxies for securities held in the portfolios of our clients.

Once a client account is established, the Reorganization Department will monitor for the client’s custodian to forward proxy materials it receives to Brandes and certain PSPs. The Reorganization Department is also responsible for providing the PSPs with a list of client holdings on a regular basis to enable them to track meeting dates and notify Brandes of upcoming meetings.

The Reorganization Department logs the receipt of the materials from various sources in a pending file until the PSPs provide voting recommendations electronically. The Reorganization Department confirms that the correct amount of shares, as of the record date, is generally reflected on the proxy.

It is Brandes’ general policy to have proxies voted at least forty-eight (48) hours prior to the deadline. Unfortunately, in some instances, proxy materials are received with less than a week’s time before the deadline, and in such cases, Brandes uses reasonable efforts to exercise its vote.

The Reorganization Department also compiles and maintains information, for each client for which Brandes votes proxies, showing the issuer’s name, meeting date and manner in which it voted on each proxy proposal. The Reorganization Department is also responsible for developing compliance procedures with respect to client proxy voting policies.

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B. Role of the Investments Group in Voting Proxies

Once the PSP’s recommendations and associated research are received electronically, the recommendations and associated materials are transmitted to the relevant investment research team(s) and/or investment committee(s) for consideration. In determining how to vote a given proxy, Brandes generally adheres to the Guidelines, as revised from time to time by the Corporate Governance Committee, except to the extent superseded by client proxy voting policies. Proposals not covered by the Guidelines and contested situations are, at the relevant analyst’s request, evaluated on case-by-case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee(s). The firm’s voting decisions are then communicated by the Reorganization Department to Broadridge, or other 3rd party voting agents.

C. Role of the Corporate Governance Committee

Brandes’ Corporate Governance Committee is responsible for setting, reviewing from time to time, but at least annually, and making appropriate changes to the firm’s position on various corporate governance issues, as set forth in the Guidelines. The Corporate Governance Committee shall also provide oversight to the firm’s investment research teams and/or investment committees from time to time on significant proxy voting proposals or issues. Generally, a member of the Corporate Governance Committee must approve a decision to vote proxies contrary to the recommendation of the PSPs.

D. Disclosures of Proxy Voting Intentions

Brandes personnel should not discuss with members of the public how Brandes intends to vote on any particular proxy proposal without the advance approval of its General Counsel. This does not restrict communications in the ordinary course of business with named fiduciaries of ERISA Plans or other clients for which Brandes votes proxies. Disclosure of Brandes’ proxy voting intentions – especially where done with the purpose or effect of influencing the management or control of a company – could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934.

IX. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Brandes is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Brandes will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan are perceived to outweigh the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Brandes may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Brandes’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding, and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

X. RECORDKEEPING

The Brandes Reorganization Department will maintain copies of the following records for a period of five years, the first two in an easily accessible place, in accordance with the Investment Advisers Act of 1940. Specifically, Rule 204-2 requires that we:

•	Copies of all policies and procedures relating to proxy voting.

•	A copy of each proxy statement received regarding client securities.

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•	A record of each vote cast on behalf of a client.

•	A copy of any document created by Brandes that was material to making a decision how to vote proxies on behalf of the client or that memorializes the basis for that decision.

•

A copy of each written client request for information on how Brandes voted proxies on behalf of the client, and a copy of any written response by Brandes to any (written and oral) client request for information on how Brandes voted proxies on behalf of the requesting client.

XI. PROXY VOTING REVIEW COMMITTEE

No less frequently than annually, the Proxy Voting Review Committee shall meet to review and discuss the operation of Brandes’ proxy voting procedures. The Committee shall consist of, at least, the following individuals:

•	The HOC (who shall act of the Chair of the committee)

•	The General Counsel or his/her designee

•	A representative of the Corporate Governance Committee

•	A representative of the Reorganization Department

•	A representative of the Research Department

In reviewing the proxy voting procedures, the Committee shall consider the operation of the policies and procedures since the previous review, including but not limited to the following areas:

•	Operational aspects of the policies and procedures (e.g., is information getting to the necessary people in a timely fashion or have any votes been missed)

•	Maintenance of all required records

•	Performance of service providers (RMG, Broadridge, Glass Lewis and Proxy Governance)

•	Conflict of interest issues

•	Any instances where Brandes has failed to comply with its policies

•	Any suggested revisions to the policies and procedures

The HOC shall meet with the Office of the CEO no less frequently than annually to discuss the results of the Proxy Voting Committee’s review of the policies and procedures.

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BRANDES INVESTMENT PARTNERS, L.P.

XII. PROXY VOTING GUIDELINES SUMMARY

Summary

With the understanding that many of the issues below are dealt with in detail in these Proxy Voting Guidelines (the “Guidelines”), Brandes’ current policies with respect to a number of more common issues are briefly summarized as follows:

•	Brandes typically votes with the recommendations of a company’s Board of Directors on routine or non-controversial issues.

•	In general, Brandes opposes anti-takeover proposals and supports the elimination of anti-takeover policies, unless unusual circumstances dictate otherwise.

•

In general, Brandes supports proposals that enhance shareholder rights through protecting the ability to call special meetings, act by written consent, access proxy voting materials, and by lowering the requirement for supermajority shareholder vote requirements on certain important governance issues.

•

It is not possible to represent fairly the diverse views of our clients on proposals regarding social, political, and environmental issues and, therefore, unless directed by a client to vote in a certain manner, we will generally vote in accordance with the recommendations of management and/or RMG or abstain from voting on the respective issues.

•

Proposals not covered by the Guidelines and contested situations will be evaluated on a case-by-case basis by a member of the relevant investment research team(s) or investment committee(s) and/or the Corporate Governance Committee, typically with reference to third-party recommendations and analysis.

XIII. PROXY VOTING GUIDELINES

The following guidelines have been developed with reference to the positions of Risk Metrics Group (“RMG”), formerly Institutional Shareholders Services, Inc, (“ISS”). Exceptions and modifications to these guidelines may occur with respect to issues that arise relating to certain companies and/or unique circumstances in certain countries.

A. The Board of Directors

1. Voting on Director Nominees in Uncontested Elections

We generally support the election of a company’s nominees for director and believe that the board’s nominating committee is in the best possible position to evaluate the qualification of directors and the needs of a particular board. Brandes believes that the election of a majority of independent directors is critical to long term shareholder value. In determining whether to support a board nominee, we will consider the following factors:

•	Long-term corporate performance record relative to a market index;

•	Composition of board and key board committees;

•	Nominee’s attendance at meetings (past two years);

•	Nominee’s investment in the company;

•	Whether a retired CEO sits on the board; and

•	Whether the chairman is also serving as CEO.

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In cases of significant votes and when information is readily available, we also review:

•	Corporate governance provisions and takeover activity;

•	Board decisions regarding executive pay;

•	Director compensation;

•	Number of other board seats held by nominee; and

•	Interlocking directorships.

2. Voting on Director Nominees in Contested Elections

We review on a case-by-case basis the directors nominated for election in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident nominated directors and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

3. Voting on Director Nominees by Bundled Slate

In countries where directors are voted on by slate, we will generally abstain from voting on the board of directors when presented as a slate and there is no disclosure on the individual directors.

Disclosure of director background, experience, performance and accountability to shareholder interests is favored in order that shareholders may vote appropriately for the most qualified director nominees who would add value to the management of the company.

4. Separating Chairman/CEO

We will generally vote for resolutions to separate the Chairman and CEO positions unless the company has a strong countervailing governance structure, which includes an independent lead director that is elected by and from the independent board members with clearly delineated duties, a minimum two-thirds independent board, all key committees comprised of independent directors, and established governance guidelines.

5. Majority of Independent Directors

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining the independence of a board member, we base the classification on the standards issued by the primary stock exchange in which the company is listed.

We generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

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6. Stock Ownership Requirements

We generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7. Term of Office

We generally vote against shareholder proposals to limit the tenure of outside directors.

8. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

B. Auditors

We generally rely on the judgment of the board’s audit committee in selecting the independent auditors that will provide the best service to the company. In doing so, we generally support the ratification or reappointment of the company’s auditor unless:

•	The auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence;

•	There is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors receive a significant amount of compensation for non-auditing activities or consulting activities.

C. Proxy Contests, Tender Offer Defenses, and Miscellaneous Governance Provisions

1. Board Structure: Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

2. Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

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We vote for proposals that require director nominees to be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders, provided such proposals include adequate provisions which address vote standards in contested elections of directors.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3. Cumulative Voting

We will generally vote against proposals to eliminate cumulative voting and will generally vote for proposals to provide for or restore cumulative voting unless the company currently provides for Proxy Access or a similar structure or has adopted a Majority Vote Standard.

In situations where insider voting power is greater than 50%, i.e. controlled company, we will generally vote for proposals to provide for cumulative voting.

4. Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

5. Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

6. Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We generally vote for shareholder proposals to redeem a company’s poison pill.

We generally vote against management proposals to ratify a poison pill.

We generally advocate withholding votes from board members who adopt or renew dead-hand poison pills or their variants.

7. Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

We review on case-by-case basis anti-greenmail proposals, when they are bundled with other charter or bylaw amendments.

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8. Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

9. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

10. Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

11. Confidential Voting

We generally vote for shareholder proposals that request corporations adopt confidential voting, use independent tabulators and use independent inspectors of elections. We vote for management proposals to adopt confidential voting.

12. Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

13. Bundled Proposals

We review on a case-by-case basis, bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

14. Majority-Supported Shareholder Proposals

We will consider a recommendation on withholding votes from board members who fail to take action on shareholder proposals supported by a majority of votes cast for two consecutive years or a majority of shares outstanding for one year on a case-by-case basis. A vote to withhold votes will be based, in part, on the following principles:

•	Our “withhold” policy applies to incumbent board members and excludes new nominees to the board (i.e., those being nominated for the first time).

•	A board ignoring two different majority-supported proposals in back-to-back years will face a “withhold” recommendation.

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•

If after two or more years of majority votes the proposal is not resubmitted, our decision to continue withholding votes in subsequent years will be case-by-case, based on whether or not shareholders are still engaging the company on the issue in some manner, such as a “vote no” campaign.

15. Miscellaneous Governance Provisions

All other governance related issues not specifically addressed elsewhere in these Guidelines are voted on a case-by-case basis upon evaluating each proposal on its merits, based on the particular facts and circumstances.

D. Capital Structure

1. Common Stock Authorization

We review on case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We vote against proposed common stock authorizations that increase the existing issued share capital by more than 100% unless a clear need for the excess shares is presented by the company.

We vote against proposed common stock authorizations without preemptive rights that are in excess of 5% of the company’s issued share capital.

2. Stock Distributions: Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3. Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

4. Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

5. Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6. Preemptive Rights

We review on case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

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7. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company?

•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we vote for proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8. Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

E. Executive and Director Compensation

In general, we vote on a case-by-case basis on executive and director compensation plans with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

In evaluating a compensation plan, we consider equity-based compensation along with the cash components of pay and attempt to determine the dilutive effect both on shareholder wealth and on voting power. However, in recognition of the fact that it is difficult, if not impossible, for us to develop specific quantitative rules regarding compensation plans that apply to all companies, we instead tend to focus on the following:

•	The process used by a company to establish compensation plans. Is it fundamentally sound (i.e., is the process logical; are outside experts employed) and replete with independence?

•	The structure of the overall compensation program. Does the total potential compensation (cash and non-cash elements) appear reasonable and fair for this company and industry?

•	The link between compensation and the creation of long-term shareholder value. Does the plan:

•	Incentivize long-term thinking and stewardship of the company instead of focusing on achieving short-term metrics?

•	Provide for adequate compensation to attract and retain competent managerial talent suitable to the challenges and opportunities faced by the individual company?

•	Directly tie incentive compensation to performance with above-average rewards only being earned if shareholders are being rewarded with above-average corporate performance?

•	Include downside potential as well as up-side rewards without the possibility for a material “second chance” (i.e. repricing of options)?

•	Measure performance on clearly objective criteria that are consistent with increases in shareholder value (i.e., ROIC, EVA, etc.)?

•	Require significant ongoing share ownership by the executive or director?

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Other factors we consider in evaluating compensation plans include the following:

1. Disclosure Policy for Compensation Plans

When reviewing compensation plans in markets where information is limited, at the very minimum, we seek to obtain information regarding (1) the total dilution level and (2) the exercise price.

In markets where certain terms are regularly disclosed and a company has not disclosed this information, we generally a vote against the plan for substandard disclosure.

2. Advisory Votes on Executive Compensation – Say-on-Pay

We will generally vote for shareholder sponsored Say-on-Pay proposals, calling for advisory votes on executive compensation, unless the company currently provides for Proxy Access or a similar structure and/or has adopted a Majority Vote Standard.

In cases where a company has adopted an Advisory Vote on Executive Compensation, we will generally vote on a case-by-case basis, considering the above mentioned factors.

3. Discounted Options and Restricted Stock

We oppose discounted options and restricted stock without performance criteria, with the exception of restricted stock in U.S.-style stock option plans, which will be reviewed on a case-by-case basis.

We consider supporting option plans that allow for discounted options if exercise is contingent on the achievement of well defined and challenging performance criteria.

4. Options Expensing

We will generally vote for shareholder proposals to expense options. We will not support such a shareholder resolution if the company has already publicly committed to expensing options by a specific date.

5. Option Repricing

We generally oppose the repricing of options, which includes all of the following that constitute repricings

•	Reduction in exercise price of outstanding options.

•	Cancellation and regrant of options at lower exercise prices. This will include 6&1 (six-month and one-day) cancellations/regrants and bullet options (a type of 6&1 with accelerated vesting).

•	Substitution of restricted stock for underwater options.

•	Buyback of underwater options and issuance of new awards.

6. Performance-Based Stock Options

We will examine shareholder proposals advocating the use of performance-based stock options on a case-by-case basis. Voting decision will therefore take into account the following:

•	Whether the proposal mandates that all awards be performance-based.

•	Whether the proposal extends beyond executive awards to those of lower ranking employees.

•	Whether the company’s stock-based compensation plans meet certain shareholder value transfer criteria and do not violate our repricing guidelines.

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7. Plan Amendments

We generally vote for amendments that improve the overall structure of given compensation plan, even if the underlying plan does not necessarily meet our guidelines.

F. Mergers and Corporate Restructurings

1. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	Anticipated financial and operating benefits;

•	Offer price (cost vs. premium);

•	Prospects of the combined companies;

•	How the deal was negotiated; and

•	Changes in corporate governance and their impact on shareholder rights.

2. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

3. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6. Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Reincorporation

Proposals to change a company’s state or country of incorporation are reviewed on a case-by-case basis, giving consideration to both financial and corporate governance factors including the reason for reincorporation, a comparison of the governance provisions and jurisdictional laws, and potential economic costs and benefits.

H. Money Market Funds

For money market funds in which we have not selected the fund, we will not review proxies, but instead we will vote with the recommendations of a third party proxy service provider on all proposals. In rare circumstances when no such entity provides recommendations, we vote proposals in accordance with the recommendations of management.

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I. Social, Political, and Environmental Issues

In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, we generally vote in accordance with the recommendations of RMG on these issues, although, on occasion we abstain from voting on these issues.

XIV. PROXY VOTING POLICY AND PROCEDURES FOR BRANDES INVESTMENT TRUST

The Board of Trustees of Brandes Investment Trust (the “Company”) has adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Company’s investment portfolio (“Fund”).

A. Proxy Voting Policy

The policy of the Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to Brandes Investment Partners (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

B. Fiduciary Duty

The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Company. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

C. Proxy Voting Procedures

1.	At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies. In addition, the Adviser shall notify the Board promptly of materials changes to any of these documents.

2.	At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser or an affiliated person of the Adviser has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

D. Revocation of Authority to Vote

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Fund may be revoked by the board, in whole or in part, at any time.

E. Annual Filing of Proxy Voting Record

1.	The Company shall include in its Form N-1A registration statement:

a.	A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

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b.	A statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

2.	The Company shall include in it Annual and Semi-Annual Report to shareholders:

a.	A statement that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Fund is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

b.	A statement that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free number (or through a specified Internet address or both) and on the SEC website.

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APPENDIX C — SALES CHARGE WAIVERS

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R shares and Class R4 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R shares and Class R4 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

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Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1?2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

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Class I shares, Class R shares, Class R4 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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APPENDIX D — DESCRIPTION OF STATE CONDITIONS

STATE SPECIFIC INFORMATION

Each Fund’s investments are highly dependent on and sensitive to the general fiscal and economic stability of the state in which the Fund invests, as well as the general fiscal and economic stability of the state’s subdivisions, agencies, instrumentalities or authorities, which issue the securities in which the Fund invests. The following information supplements information set forth in each Fund’s prospectuses, constitutes only a brief summary and does not purport to be a complete description of certain state-specific considerations and is provided to investors in view of each Fund’s policy of concentrating its investments in securities issued by issuers of a single state. The information is based on publicly available sources and has not been independently verified by the Adviser but is believed to be accurate in all material respects. It is expected that the information will be updated only on an annual basis and thus may be out of date at any time that you make an investment decision to purchase or sell shares of a Fund.

To the extent that any statements made below involve matters of forecasts, projections, assumptions, opinions or estimates, whether or not expressly stated to be such, they are made as such and not as representations of fact or certainty, and no representation is made that any of these statements has been or will be realized. All forecasts, projections, assumptions, opinions or estimates are “forward looking statements” that must be read with an abundance of caution and that may not be realized or may not occur in the future.

California

The following information relates specifically to the California Intermediate Municipal Bond Fund (the Fund). This summary does not purport to be a comprehensive description of all relevant facts. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the State of California (California or the State) and local agencies in California available as of the date of this Statement of Additional Information. Further, all estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

General Economic Factors.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

In the May Revision of the 2010-11 Governor’s Budget (as defined below), released May 14, 2010 (the “2010-11 May Revision”), the California Department of Finance (the “Department of Finance”) reported that the California economy started to recover from the recession in the latter part of 2009, but projected that growth in calendar year 2010 and beyond would be slow and would continue to lag slightly behind the national economic recovery as a whole. As of May 2010, unemployment in the State was 12.4%, compared to 12.5% in January 2010 and 9.7% in January 2009. The United States unemployment rate for May 2010 was 9.7%.

Current Financial Stress.

The State experienced a severe economic recession that began in the first quarter of 2008 and ended at some point in the second half of 2009. Personal income fell in the first three quarters of 2009 before increasing moderately in the fourth quarter of 2009. Taxable sales fell sharply in the first half of 2009 before increasing

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substantially in the fourth quarter of 2009 and the first quarter of 2010. The State’s unemployment rate increased from 5.9% in January 2008 to 12.4% in May 2010. The rate of increase has slowed in 2010. There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic situation will not further materially adversely affect the financial condition of the State.

In response to the most severe economic downturn in the United States since the Great Depression, in the State’s budget plan for fiscal year 2009-10 adopted on February 20, 2009, as amended by the revisions enacted on July 28, 2009, together with other related budget legislation (the “Amended 2009 Budget Act”), the State implemented substantial spending reductions, program eliminations, revenue increases, and other solutions in order to close an estimated $60 billion budget gap over the combined 2008-09 and 2009-10 fiscal years. The State adopted reforms in nearly every area of government to better contain costs in the future. The 2010-11 May Revision included further reductions to many programs. If these proposals are adopted, it would bring overall General Fund spending to a level well below what it was a decade ago in fiscal year 1998-99 adjusted for population and inflation growth.

The State is slowly emerging from the recession, but economic growth is modest and the level of unemployment is still very high. Consequently, baseline General Fund revenues in fiscal year 2009-10 (consisting of total revenues adjusted to remove temporary tax law changes and one-time receipts) are projected to fall by more than 20% from their peak in fiscal year 2007-08. Major components of the revenue decline are capital gains taxes ($8 billion below peak levels), income tax on wages (approximately $6 billion below peak levels), tax on other types of income ($7 billion below peak levels), sales taxes ($10 billion below peak levels), corporate taxes ($2 billion below peak levels), and all other taxes (approximately $1 billion below peak levels). Consumer spending driven by easy credit and growth in home values is also not likely to return to prior levels in the foreseeable future. Future revenues will also be affected by the expiration of temporary tax increases enacted in fiscal year 2009-10.

In January 2010, California’s projected budget gap for fiscal years 2009-10 and 2010-11 was $19.9 billion. The deterioration of the State’s fiscal condition since adoption of the Amended 2009 Budget Act was due to a combination of lower than projected revenues, failure to achieve expected savings (due in part to adverse court decisions), and population and caseload growth. A special session of the California Legislature in February 2010 enacted several bills that addressed approximately $2.1 billion of this gap. Further reduced revenue estimates ($0.6 billion) and higher expenditure estimates ($0.7 billion) added approximately $1.3 billion to the gap, so that the 2010-11 May Revision projected the remaining budget gap at $19.1 billion. This figure is comprised of a fiscal year 2009-10 shortfall of $7.7 billion, a fiscal year 2010-11 shortfall of $10.2 billion, and a $1.2 billion reserve for fiscal year 2010-11.

The 2010-11 May Revision proposed additional solutions to close the remaining budget gap. Additional federal funds (over and above the $2.2 billion already approved) account for $3.4 billion in solutions, a reduction from the $6.9 billion of additional federal funds contained in Governor’s Proposed Budget for the 2010-11 fiscal year released on January 8, 2010 (the “2010-11 Governor’s Budget”). Spending reductions account for $12.4 billion in solutions. Additional solutions include $1.3 billion in alternative funding and $2.1 billion in fund shifts and other revenues. In response, California Legislative leaders have proposed two different budget plans, one of which calls for significant tax increases, and another that would rely on a borrowing plan using certain significant non-General Fund revenues. All such proposals are now being considered by the California Legislature. Even if all the Governor’s proposals were to be adopted, the Administration still projects that there will be multi-billion dollar budget gaps in future years, as temporary fiscal measures adopted in recent years have to be repaid or temporary tax increases expire.

The sharp drop in revenues over the last two fiscal years also resulted in a significant depletion of cash resources to pay the State’s obligations. For a period of one month, in February 2009, the State deferred making certain payments from the General Fund in order to conserve cash resources for high priority obligations, such as

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education and debt service. By July 2009, as new budget gaps were identified and with the failure to adopt corrective actions, the State’s cash resources had dwindled so far that, commencing July 2, 2009, the State Controller began to issue registered warrants (or “IOUs”) for certain lower priority obligations in lieu of warrants (checks), which registered warrants could not be immediately cashed. The registered warrants, the issuance of which did not require the consent of the recipients thereof, bore interest. The registered warrants were all called for redemption on September 4, 2009, once the State was able to access the public credit markets for cash management purposes following enactment of the Amended 2009 Budget Act. No registered warrants were used to make high-priority payments, including debt service on bonds, payments to schools, or employee payrolls. The issuance of State registered warrants in 2009 was only the second time the State has issued State registered warrants since the 1930s.

The 2010-11 May Revision projected that the State would have sufficient cash resources to pay all of its obligations through the end of fiscal year 2009-10, including repayment of all outstanding revenue anticipation notes in June 2010 (a first maturity of $2.825 billion was paid on May 25, 2010). Legislation enacted during the fiscal emergency special session of the California Legislature in early March 2010 will provide the State with additional tools to manage cash in the summer of 2010 and during key months of the budget year by authorizing short-term deferral of certain State payments, primarily to schools and local governments. Proposals to close the budget shortfall will substantially reduce this cash gap. In addition to budget solutions, the State will need to obtain external financing early in fiscal year 2010-11. At the Governor’s direction, the Department of Finance has begun working with the State Controller’s Office and the State Treasurer’s Office to develop additional cash solutions as needed to meet the State’s payment obligations.

The national and California economies improved between the 2010-11 Governor’s Budget and the 2010-11 May Revision. Output of the national economy grew for the third consecutive quarter in the first quarter of 2010, and California payroll employment grew in four of the six consecutive months ending in March 2010. However, some sectors of both economies have yet to show any positive signs – construction being a prime example.

There are signs that home prices have begun to stabilize and have improved in many regions of the State. Existing home sales peaked during the summer of 2005 and fell steadily through November 2008. A robust recovery in sales took place between November 2008 and November 2009, as sales were boosted by the first-time homebuyers’ tax credit. The tax credit was initially set to expire at the end of November 2009, but, prior to its expiration, it was extended through April 30, 2010. Following the tax credit’s extension, there was a moderate rebound in sales in March 2010. The tax credit’s expiration on April 30, 2010, coupled with severe winter weather, caused home sales to fall again.

The longest and deepest recession in the post-Depression era is most likely over. Both the State and national economies appear poised to make modest comebacks, and many indicators released since the 2010-11 Governor’s Budget forecast have been more encouraging than originally expected. Still, the recovery will probably be moderate and prolonged by historical standards.

The pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, have sustained significant investment losses during the economic downturn and currently have substantial unfunded liabilities that will require increased contributions from the General Fund in future years. The State also has an unfunded liability relating to retirees’ post-employment healthcare benefits that was estimated to be $51.8 billion as of June 30, 2009.

Recent Developments.

On May 14, 2010, the Governor released the 2010-11 May Revision. The 2010-11 May Revision disclosed that General Fund revenues in April 2010 were approximately $3.6 billion lower than projected in the 2010-11 Governor’s Budget, reversing three consecutive months of revenue results that exceeded forecasts. The majority

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of the shortfall was in personal income tax receipts and occurred for several reasons. First, extraordinary amounts of 2008 capital losses were carried forward into the 2009 tax year. Second, small business owners had less income in 2009 than had been projected at the time of the 2010-11 Governor’s Budget. Lastly, in response to tax law changes, it appears that many quarterly filers paid a greater percentage of their estimated payments prior to April 2010 than was predicted at the time of the 2010-11 Governor’s Budget, thus reducing final payments in April 2010.

On May 4, 2010, a California Superior Court judge ruled in favor of the State in the case of California Redevelopment Association et al. v. Genest et al. This ruling upheld a provision in the Amended 2009 Budget Act that required redevelopment agencies around the State to transfer $1.7 billion in fiscal year 2009-10 and $350 million in fiscal year 2010-11 to support public school funding within their jurisdictions (thereby relieving the General Fund from an equal amount of payments under Proposition 98). The decision has been appealed by the redevelopment agencies; however, substantially all of the transfers have been made.

On May 19, 2010, a lawsuit was filed on behalf of individual students, school districts, and educational organizations against the State (Robles-Wong et al. v. State of California) alleging that the State’s system of financing public schools is inconsistent with the mandate of the State Constitution to support public education. The suit seeks a declaration that the current system of school financing is unconstitutional and orders for the California Legislature and Governor to devise an adequate system of school financing.

On June 9, 2010, the California Supreme Court granted review of the Court of Appeal decision upholding the Governor’s vetoes of spending in the Amended 2009 Budget Act. There is no time yet set for hearing or decision in this case but the California Supreme Court set an accelerated briefing schedule with all briefings due by July 14, 2010.

On June 14, 2010, the United States Supreme Court granted the State’s petition for review of the decision by a three-judge federal court which ordered a reduction of the State prison population. It is expected that the case will be heard and decided during the United States Supreme Court’s 2010-11 term.

A number of initiative petitions have been filed with the California Secretary of State and will be placed on the November 2, 2010, election ballot. A number of the proposals would, if ultimately approved by the voters, impact State finances in various ways, as briefly summarized below.

•	Legalize sale of marijuana, which could produce increased State revenues if taxes are levied on such sales.

•	Raise the vehicle license fee by $18 annually and dedicate these funds to support State parks, reducing General Fund expenditures.

•	Restrict the ability of the State to use or borrow money from local governments and moneys dedicated to transportation financing.

•	Reduce the required vote in each house of the California Legislature to adopt the annual budget to a majority from two-thirds.

•	Repeal certain corporate tax breaks enacted as part of the Amended 2009 Budget Act, increasing future General Fund revenues.

On June 16, 2010, the California Public Employees’ Retirement System (“CaIPERS”) adopted a proposal that will increase the amount the State must contribute to CaIPERS for State employee pensions in fiscal year 2010-11. The State projects this will result in an increase in contributions of approximately $281 million, approximately 55% of which must be paid from the General Fund.

Subsequent to the 2010-11 May Revision, the Administration entered into tentative contract agreements with representatives of several bargaining units, representing more than 22,000 employees. These tentative

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agreements still require ratification by union members and the California Legislature. It is estimated that these contracts would save the State $72 million ($43 million General Fund savings) in fiscal year 2010-11.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), and Fitch Ratings (“Fitch”), assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P, and Fitch represent their respective opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon, and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In April 2010, Fitch raised its rating assigned to California’s general obligation bonds from BBB to A-minus, and Moody’s raised its rating assigned to California’s general obligation bonds from Baa1 to A1. The changes in those ratings reflect a recalibration by Fitch and Moody’s, as applicable, of their United States municipal ratings from a municipal scale to a global scale, and neither change reflects a change in credit quality. In January 2010, S&P lowered its rating on California’s general obligation bonds from A to A-minus, indicating that the State’s “… severe fiscal imbalance and impending recurrence of a cash deficiency …” were factors in reaching its decision. It is not possible to determine whether or the extent to which Moody’s, S&P, or Fitch will change its respective rating on California general obligation bonds in the future.

California Finances.

General Fund. The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond, and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the California Legislature and approved by the Governor (including the annual Budget Act, as defined herein), as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

Special Fund for Economic Uncertainties. The State maintains a Special Fund for Economic Uncertainties (“SFEU”), which is funded with General Fund revenues and which was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as “loans.” The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

The legislation creating the SFEU (California Government Code Section 16418) also contains a continuous appropriation authorizing the State Controller to transfer the unencumbered balance in the General Fund to the SFEU, as of the end of each fiscal year. However, if, at the end of any fiscal year in which it has been determined that there are revenues in excess of the amount that may be appropriated, as defined in subdivision (a) of Section 2 of Article XIII B of the California Constitution, this transfer shall be reduced by the amount of the excess revenues. The estimates of the transfer shall be made jointly by the State’s Legislative Analyst’s Office (the “LAO”) and the Department of Finance. For budgeting and accounting purposes, any appropriation made from the SFEU, other than appropriations contained in California Government Code Section 16418, is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

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Budget Stabilization Account. The Balanced Budget Amendment (“Proposition 58”), approved in March 2004, created the Budget Stabilization Account (the “BSA”) as a second budgetary reserve. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by fiscal year 2008-09) will be transferred by the State Controller into the BSA no later than September 30 of each fiscal year unless the transfer is suspended or reduced as described below. These transfers will continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire Economic Recovery Bonds (“ERBs”) of the State issued pursuant to the California Economic Recovery Bond Act (“Proposition 57”), until a total of $5 billion has been used for that purpose. A total of $1.495 billion of the $5 billion amount has now been applied to the retirement of ERBs. See “State Indebtedness – Economic Recovery Bonds” below.

The 2007, 2008, and 2009 Budget Acts give the Director of Finance the authority to transfer moneys from the BSA back into the General Fund in an amount determined by the Director of Finance to be sufficient to ensure there is a prudent General Fund balance. Using this authority, the Director of Finance ordered the transfer of the entire balance of $1.495 billion from the BSA to the General Fund to address a fiscal emergency proclaimed by the Governor on January 10, 2008. Once moneys are transferred out of the BSA, pursuant to the authority, they will not be replenished by a future fiscal year’s annual transfer unless the California Legislature, by statute, directs additional funds to be transferred from the General Fund into the BSA. Separate from the foregoing process for a budgetary transfer, the BSA may be used to make temporary loans to the General Fund, which must be repaid when the General Fund has available cash, as described under “Inter-Fund Borrowings” below.

In light of the condition of the General Fund, the Governor issued an Executive Order on May 28, 2008, suspending the fiscal year 2008-09 transfer of $3.018 billion from the General Fund to the BSA, as had been proposed in the Governor’s proposed budget for fiscal year 2008-09, released on January 10, 2008 (the “2008-09 Governor’s Budget”). Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the fiscal year 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to the BSA. The 2010-11 May Revision retained the January 10 proposal to suspend the fiscal year 2010-11 transfer estimated at approximately $2.7 billion from the General Fund to the BSA. There are currently no moneys in the BSA.

Inter-Fund Borrowing. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. In the event the General Fund is or will be exhausted, the State Controller is required to notify the Governor and the Pooled Money Investment Board (“PMIB”) (comprised of the Director of Finance, the State Treasurer, and the State Controller). The Governor may then order the State Controller to direct the transfer of all or any part of the moneys not needed in Special Funds to the General Fund, as determined by the PMIB. All money so transferred must be returned to the special fund from which it was transferred as soon as there is sufficient money in the General Fund to do so. Transfers cannot be made which will interfere with the objective for which such special fund was created, or from certain specific funds. In general, when moneys transferred to the General Fund in any fiscal year from any special fund pursuant to the inter-fund borrowing mechanism exceed 10% of the total additions to such special fund as shown in the statement of operations of the preceding fiscal year as set forth in the Budgetary/Legal Basis Annual Report of the State Controller, interest must be paid on such excess at a rate determined by the PMIB to be the current earning rate of the Pooled Money Investment Account (“PMIA”). This provision does not apply to temporary borrowings from the BSA or other accounts within the General Fund.

The amount of loans from the SFEU, the BSA, and other internal sources to the General Fund as of the end of any month is displayed in the most recent State Controller’s Statement of General Fund Cash Receipts and Disbursements, on the first page under “Borrowable Resources – Outstanding Loans.” Copies of the State

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Controller’s monthly Statement of General Fund Cash Receipts and Disbursements are available at the State Controller’s website. Neither the State Controller’s website, nor any of the information contained therein, is incorporated herein by this reference and no representation is made as to the accuracy of the information contained therein.

Any determination of whether a proposed borrowing from one of the Special Funds is permissible must be made with regard to the facts and circumstances existing at the time of the proposed borrowing. The State Attorney General has identified certain criteria relevant to such a determination. For instance, amounts in the Special Funds eligible for inter-fund borrowings are legally available to be transferred to the General Fund if a reasonable estimate of expected General Fund revenues, based upon legislation already enacted, indicates that such transfers can be paid from the General Fund promptly if needed by the Special Funds or within a short period of time if not needed. In determining whether this requirement has been met, the Attorney General has stated that consideration may be given to the fact that General Fund revenues are projected to exceed expenditures entitled to a higher priority than payment of internal transfers, i.e., expenditures for the support of the public school system and public institutions of higher education.

At the November 1998 election, voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund may re-borrow from the transportation accounts any time after the annual repayment is made, the proposition does not have any adverse impact on the State’s cash flow.

In connection with the adoption of the 2008 Budget Act, statutory changes sponsored by the Administration were enacted to clarify 18 existing State funds as borrowable resources for General Fund cash flow purposes. These funds increased the total amount of borrowable resources by approximately $3.5 billion as of September 2008. An additional $500 million of additional borrowable resources were previously made available in August 2008 as a result of administrative actions taken by the State Controller.

The February 2009 Budget Act also included clarification of an additional 19 funds as borrowable resources for General Fund cash flow purposes. These funds provide approximately $2 billion of additional borrowable cash to the General Fund.

In addition to temporary inter-fund cash flow borrowings described in this section, budgets enacted in the current and past fiscal years have included other budgetary transfers and long-term loans from special funds to the General Fund. In some cases, such budgetary loans and transfers have the effect of reducing internal borrowable resources.

The California Budget.

The Budget Process. California’s fiscal year begins on July 1 and ends on June 30 of the following year. The State’s General Fund budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

The California Constitution specifies that an annual budget shall be proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is normally the basis for final negotiations between the Governor and Legislature to reach agreement on appropriations and other legislation to fund State government for the ensuing fiscal year (the “Budget Act”). The Budget Act must be approved by a two-thirds majority vote of each House of the California Legislature. As required by the Balanced Budget

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Amendment (“Proposition 58”), beginning with fiscal year 2004-05, the California Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of the passage and as set forth in the budget bill.

Under the State Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the California Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the California Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the California Legislature. An initiative Constitutional amendment will be included on the November 2, 2010, election ballot that would reduce the required vote to adopt a budget bill to majority from two-thirds.

Appropriations also may be included in legislation other than the Budget Act. Except as noted in the previous paragraph and in the next sentence, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the California Legislature and be signed by the Governor. Bills containing appropriations for K-12 schools or community colleges (“K-14 education”) require only a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.

Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

Constraints on the Budget Process. Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the General Fund or special fund revenues, or otherwise limited the California Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each House of the California Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1998, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

Recent Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental heath services; Proposition 1A, approved in 2004, which limits the California Legislature’s power over local revenue sources; and Proposition 1A, approved in 2006, which limits the California Legislature’s ability to use sales taxes on motor vehicle fuels for any purpose other than transportation.

The 2009-10 Budget. The State’s budget for fiscal year 2009-10 was enacted in an unusual sequence. The 2008 Budget Act was one of the latest ever enacted, having been delayed until mid-September 2008 as a result of the difficulty of balancing the budget with reduced revenues, as declining economic conditions were already evident. The 2008 Budget Act, however, was based on revenue assumptions made in the spring of 2008, which proved to be greatly overstated by the time actual revenue results for September and October 2008 were received. With the financial market meltdown starting in September 2008, which resulted in massive federal assistance and caused large drops in stock market and other asset values and reductions in consumer spending, projections of tax revenues, which are heavily dependent on capital gains taxes and sales taxes, had to be dramatically reduced. In November 2008, the Governor announced that the 2008 Budget Act would be billions of dollars out of balance, and called several special sessions of the California Legislature to enact corrective actions.

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Because of strong disagreement in the California Legislature as to the amount of corrective actions that would be taken by tax increases versus expenditure reductions, a compromise was not reached until February 2009. At that time, the February 2009 Budget Package was enacted which included modifications to the 2008 Budget Act and the enactment, more than four months early, of a full budget act for fiscal year 2009-10.

Initial 2009 Budget Act. The Initial 2009 Budget Act was adopted by the California Legislature on February 19, 2009, along with a number of implementing measures, and signed by the Governor on February 20, 2009. In February 2009, the State enacted $36 billion in solutions to what was then estimated to be a $42 billion General Fund budget gap for the combined 2008-09 and 2009-10 fiscal years. It also provided for five budget-related measures that would have provided an estimated $6 billion in additional budget solutions, to be placed before the voters on May 19, 2009. These measures were all rejected by the voters.

Under the Initial 2009 Budget Act, based on then-current assumptions about the State’s financial circumstances, and assuming receipt of approximately $8.0 billion of federal stimulus funds to offset General Fund costs ($4.9 billion of which was assumed to be received in fiscal year 2009-10) and voter approval of various ballot measures, General Fund revenues and transfers were projected to increase 9.3%, from $89.4 billion in fiscal year 2008-09 to $97.7 billion in fiscal year 2009-10. The Initial 2009 Budget Act contained General Fund appropriations of $92.2 billion, compared to $94.1 billion in fiscal year 2008-09, a 2.0% decrease. The June 30, 2010, total reserve was projected to be $2.1 billion, an increase of $5.5 billion compared to the estimated June 30, 2009, reserve deficit of negative $3.4 billion. The Amended 2009 Budget Act reflected vetoes by the Governor of $1.305 billion in appropriations from the General Fund, special funds, and bond funds (including $957.2 million in General Fund appropriations).

After adoption of the Initial 2009 Budget Act, the State continued to experience significant declines in revenues and other financial pressures. On May 14, 2009, the Governor released the May Revision of the Initial 2009 Budget Act (as subsequently updated, “2009-10 May Revision”). Together with subsequent revisions, the 2009-10 May Revision identified a further budget shortfall through the 2009-10 fiscal year of approximately $24 billion.

Amended 2009 Budget Act. On July 24, 2009, the California Legislature approved the amendments to the Initial 2009 Budget Act and the Governor signed the Amended 2009 Budget Act on July 28, 2009. The Amended 2009 Budget Act included another $24 billion in solutions to address the further deterioration of the State’s fiscal situation identified in the 2009-10 May Revision. Under the Amended 2009 Budget Act, General Fund revenues and transfers were projected to increase 6.4%, from a revised $84.1 billion in fiscal year 2008-09 to $89.5 billion in fiscal year 2009-10. A significant element of this increase was projected to come from certain new revenues enacted in February 2008. See “New Revenues” below. The Amended 2009 Budget Act contained General Fund appropriations of $84.6 billion in fiscal year 2009-10, compared to $91.5 billion in fiscal year 2008-09, a 7.5% decrease. The June 30, 2010, total reserve was projected to be $500 million as compared to the revised June 30, 2009, reserve of negative $4.5 billion. Subsequent events after adoption of the Amended 2009 Budget Act exceeded the reserve such that the Administration, as of May 2010, projected that fiscal year 2009-10 would end with a negative balance of $6.8 billion at June 30, 2010. The discussion below describes some of the elements of the Amended 2009 Budget Act that could not be implemented as originally expected.

The Amended 2009 Budget Act contained the following major General Fund components:

1. Addressing the Deficit. The $60 billion in budget solutions adopted for the combined fiscal years 2008-09 and 2009-10 ($36 billion in solutions were adopted in February 2009 and $24 billion in July 2009) were wide-ranging and touched all three of the State’s major revenue sources (personal income taxes, corporation taxes, and sales and use taxes). Spending cuts were implemented in virtually every State program that receives General Fund support. The budget solutions included spending reductions of $31.0 billion (52% of total solutions). The spending reductions consisted primarily of reductions in education spending under Proposition 98 ($14.9 billion reduction), higher education ($3.3 billion reduction), employee compensation ($2.0 billion reduction), and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that

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would otherwise be payable from the General Fund ($1.7 billion reduction). The budget solutions also included an estimated receipt of $8.0 billion (13% of total solutions) of federal stimulus funds to be used to offset General Fund expenditures. Additional solutions included $12.5 billion of tax increases (21% of total solutions), and $8.4 billion of other solutions (14% of total solutions). Significant elements of the budget solutions include:

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Proposition 1A of 2004 Borrowing from Local Governments. The Amended 2009 Budget Act authorized the State to exercise its borrowing authority under Proposition 1A, approved in the November 2004 election (“Proposition 1A of 2004”) to borrow from local agencies up to 8% of their fiscal year 2008-09 property tax revenues. The State utilized this authority and the borrowing generated $1.998 billion that was used to offset General Fund costs for a variety of court, health, corrections, and K-12 programs. The borrowed sums must be repaid by the State, with interest, by June 15, 2013.

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Redevelopment Agency Borrowing. The Amended 2009 Budget Act also contained a shift of $1.7 billion in local redevelopment agency funds to the State from current revenues and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. Under the Amended 2009 Budget Act, these revenues are ultimately shifted to schools that serve the redevelopment areas. An association of redevelopment agencies, and a group of counties, have filed separate suits to block this transfer that, if successful, could adversely affect the State’s financial condition. However, substantially all of the required transfers have been made. In May 2010, a trial court ruled in favor of the State in this challenge; the decision has been appealed. Subsequent to enactment of the Amended 2009 Budget Act, the California Legislature also passed clean-up legislation authorizing redevelopment agencies to borrow from prior-year balances in the low and moderate income housing funds to make the fiscal years 2009-10 and 2010-11 payments.

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Payroll Shift. One-time savings of $1.618 billion ($937.6 million General Fund) from shifting the payments for employee payroll covering the pay period ending June 30, 2010, to July for all entities that are paid through the Uniform State Payroll System. This shift will be repeated on an annual basis. This payment shift excludes the University of California, Community Colleges, staff of the California Legislature, the California Exposition and State Fair, and local trial courts.

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State Compensation Insurance Fund Sale. One-time revenues of $1 billion from the sale of certain assets of the State Compensation Insurance Fund (“SCIF”). Because of pending litigation, the State no longer expects the sale of SCIF assets to occur in fiscal years 2009-10 or 2010-11.

2. Federal Stimulus. The Amended 2009 Budget Act assumed the receipt of at least $8 billion from the American Recovery and Reinvestment Act of 2009 (“ARRA”) to offset General Fund expenditures in fiscal years 2008-09 and 2009-10. Final estimates put this amount at approximately $8.7 billion. As of May 19, 2010, approximately $7.8 billion has been received by the State, and the remainder is expected by the end of June 2010.

3. Cash Flow Management. The deterioration of revenues resulted in a cash shortage in fiscal years 2008-09 and 2009-10. In order to manage cash flow and provide for timely payments of the State’s obligations, the Amended 2009 Budget Act included a number of cash solutions to better balance timing of receipts and disbursements. Further cash management solutions were adopted by the California Legislature as part of a special session in early 2010. The State expects to be able to meet its payment obligations in the final months of fiscal year 2009-10 through administrative actions.

4. Proposition 98. As of the Amended 2009 Budget Act, the minimum funding guarantee under Proposition 98 for K-14 education (the “Proposition 98 Guarantee”) for fiscal year 2009-10 was projected to be $50.4 billion, of which $35.0 billion was the General Fund portion. As of the 2010-11 May Revision, the Proposition 98 Guarantee for fiscal year 2009-10 was projected to be $49.9 billion, of which $34.7 billion was the General Fund portion.

5. K-12 Education. The Amended 2009 Budget Act included $66.7 billion for K-12 education programs for fiscal year 2009-10, of which $35.0 billion was funded from the General Fund. As of the Amended 2009 Budget

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Act, total per-pupil expenditures were projected to be $11,259 in fiscal year 2009-10. Revised estimates in the 2010-11 May Revision reflected $65.9 billion for K-12 education programs for fiscal 2009-10, of which $35.9 billion was funded from the General Fund. Revised estimates in the 2010-11 May Revision reflected that total per-pupil expenditures were projected to be $11,121 in fiscal year 2009-10.

6. Higher Education. The Amended 2009 Budget Act reflected total funding of $20.9 billion, including $12.5 billion General Fund and Proposition 98 sources, for all major segments of higher education (excluding infrastructure and stem cell research), including approximately $2 billion from local property taxes that are included in the Proposition 98 Guarantee and expended on California Community Colleges. The 2010-11 May Revision included total funding of $20.5 billion for fiscal year 2009-10, including $12.6 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research).

7. Health and Human Services. The Amended 2009 Budget Act included $24.8 billion in non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10. Due to the State’s severe fiscal shortfall, the Amended 2009 Budget Act included $5.8 billion in proposed General Fund expenditure reductions in health and human services programs in fiscal year 2009-10. Apart from the reduction in General Fund funding for these programs, the Amended 2009 Budget Act reflected significant General Fund relief for Health and Human Services programs resulting from the ARRA. As of the 2010-11 May Revision, non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10 were projected to be $24.9 billion.

8. Transportation Funding. The Amended 2009 Budget Act included $1.441 billion of General Fund expenditures to fully fund local transportation programs under Proposition 42 in fiscal year 2009-10. Additionally, the Amended 2009 Budget Act directed $1.015 billion of funds from sales tax on fuels to offset costs of programs otherwise likely to be funded from the General Fund such as debt service on transit bonds and other transportation programs. Of this amount, approximately $878 million was for uses substantially similar to those that were the subject of litigation related to the 2008 Budget Act. On September 30, 2009, the State Supreme Court denied review of an adverse Court of Appeal decision in Shaw v. Chiang, which invalidated the use of these funds as appropriated. Consequently, these fuels sales taxes were retained in the public transportation account for appropriation. These funds are “borrowable” for short-term General Fund cash needs. Chapters 11 and 12, Statutes of 2010, were passed in the special session providing General Fund relief by eliminating the State sales tax on gas and increasing the State gas excise tax by a like amount. This effectively eliminates funding subject to the provisions of Proposition 42 and significantly reduces the funding going into the public transportation account, eliminating the so-called spillover allocation. Fuel excise tax revenues will be used to offset highway bond debt service thus providing increasing General Fund relief beginning in fiscal year 2009-10 and growing in future years. (Approximately $603 million of relief is projected for fiscal year 2010-11.) Remaining public transportation account funds and new diesel sales tax revenues are used to offset transit bond debt service allowable under the court ruling in fiscal years 2009-10 and 2010-11. After these two fiscal years, the statute provides for no further use of public transportation account for debt service offset. Additionally, $650 million of excise tax proceeds available from this legislation in fiscal year 2010-11 is proposed to be lent to the General Fund. This funding is available without diminishing previously anticipated transportation program levels and will be repaid in three years.

The special session transportation legislation provides for ongoing highway and local road funding similar in distribution to the former provisions that governed Proposition 42 funds (sales tax on gasoline). Increased funding is provided for the State Highway Operations and Protection Program (highway safety and rehabilitation projects, primarily) as well as local streets and roads and the State Transportation Improvement Program (capacity projects, primarily). The legislation provides approximately $350 million in ongoing annual transit operations grants with a one-time appropriation of $400 million for fiscal years 2009-10 and 2010-11. Two initiatives have been submitted for the November 2010 ballot that, if either is approved, limit the ability of the State to implement the transportation legislation.

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9. Budget Stabilization Account. Pursuant to Proposition 58, the State normally would be required to set aside a specified portion of estimated annual General Fund revenues for fiscal year 2009-10 in the BSA for reserves that may be used to offset future shortfalls in the General Fund. Given the magnitude and urgency of the State’s ongoing financial stress, in accordance with Proposition 58, the Amended 2009 Budget Act suspended the transfer to the BSA for fiscal year 2009-10.

10. Prison Funding. The Amended 2009 Budget Act included $7.9 billion in General Fund expenditures for the California Department of Corrections and Rehabilitation (“CDCR”). In arriving at this figure, a total of $1.2 billion of savings for CDCR operations was assumed. Due to the delay in passage of legislation, and the failure of the California Legislature to adopt certain prison and parole reforms requested by the Governor, actual savings were approximately $587 million, with the result that CDCR costs were approximately $613 million higher than assumed in the Amended 2009 Budget Act, not including any changes as of the 2010-11 May Revision. As of the 2010-11 May Revision, CDCR costs in fiscal year 2009-10, excluding debt service and savings from employee compensation, were projected to exceed the level included in the Amended 2009 Budget Act by $906.6 million.

Fiscal Year 2009-10 Revised Estimates in the 2010-11 May Revision. The 2010-11 May Revision revised various revenue and expenditures estimates for fiscal year 2009-10. The 2010-11 May Revision projected, based on the various assumptions and proposals it contains, that the State would end fiscal year 2009-10 with a negative reserve of $6.8 billion, compared to the estimate of a negative $5.4 billion reserve at the time of the 2010-11 Governor’s Budget.

The 2010-11 May Revision reflected a net increase of $493.1 million in the General Fund beginning balance at the start of fiscal year 2009-10, since the 2010-11 Governor’s Budget. This change in the starting balance is primarily due to the following components:

•	$317.4 million increase in fiscal year 2009-10 Corporate Income Tax accruals;

•	$184.1 million increase in fiscal year 2008-09 Proposition 98 savings.

As of the 2010-11 May Revision, General Fund revenues and transfers for fiscal year 2009-10 were projected at a revised $86.5 billion, a decrease of $1.563 billion compared with the 2010-11 Governor’s Budget estimates. This change is primarily made up of the following components:

•	$2.619 billion decrease in personal income tax;

•	$816 million increase in sales and use tax;

•	$240 million increase in other revenues and transfers.

Under the 2010-11 May Revision, General Fund expenditures for fiscal year 2009-10 were projected at $86.5 million, an increase of $373 million compared with the 2010-11 Governor’s Budget estimates. This increase in expenditures is primarily attributable to an increase in Proposition 98 expenditures of $1.2 billion, and a decrease in non-Proposition 98 expenditures of $803.3 million. The increase in Proposition 98 expenditures is primarily due to a decrease in Proposition 1A and redevelopment agency offset.

The non-Proposition 98 expenditure decrease is due primarily to the combined effects of an $814 million increase in health and human services expenditures, a decrease of $367.9 million in borrowing costs, increased federal funds offsets of $430.5 million, and an increase in Proposition 1A and redevelopment agency offsets of $890.2 million (previously budgeted as offset to Proposition 98 expenditures).

Budget Risks. The Amended 2009 Budget Act was based on a variety of assumptions. As described above, actual circumstances or conditions in fiscal year 2009-10 have differed from such assumptions in material respects, and the State’s financial condition may continue to be adversely impacted.

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As of June 13, 2010, budget risks still remaining for the 2009-10 fiscal year included, but were not limited to, the following:

•	Actual revenues through the end of fiscal year 2009-10 may be below projected amounts.

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Delays in or inability of the State to implement budget solutions, or increased costs, as a result of litigation. The following cases dealing with elements of the Amended 2009 Budget Act are still pending:

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There are almost three dozen separate cases dealing with the Governor’s furlough of State employees ($1.3 billion potential General Fund impact). The State Supreme Court has granted review of several cases, and several others are pending before the Court of Appeal. (In March 2010, the California Legislature passed legislation exempting from furlough State workers paid from sources other than the General Fund. The Governor vetoed this bill.); and

•	Potential court orders for the State to expend moneys for prison healthcare improvements, in excess of the amounts included in the Amended 2009 Budget Act.

Although appeals are continuing, the Governor has prevailed at lower court levels on several cases challenging aspects of the Amended 2009 Budget Act, including his vetoes of appropriations in July 2009 and the transfer of redevelopment agency moneys.

New Revenues. The Amended 2009 Budget Act included several major changes in General Fund revenues described below. The Amended 2009 Budget Act did not include any additional tax increases over those provided for pursuant to the Initial 2009 Budget Act, though it did include certain tax law changes intended to increase tax compliance and accelerate some revenues that were not in the Initial 2009 Budget Act.

As part of the Initial 2009 Budget Act passed in February 2009, the following tax and fee increases were adopted:

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Temporary Sales Tax Increase. Effective April 1, 2009, the General Fund sales and use tax rate was temporarily increased by 1 cent, from 5% to 6% . This tax increase will be in effect through June 30, 2011. As of the 2010-11 May Revision, this tax law change was expected to generate additional sales tax revenues of $4.299 billion in fiscal year 2009-10 and $4.223 billion in fiscal year 2010-11 for the General Fund.

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Vehicle License Fees. Effective May 19, 2009, vehicle license fees were temporarily increased from 0.65% to 1.15% with 0.35% going to the General Fund and 0.15% going to the Local Safety and Protection Account for local law enforcement grant programs previously funded from the General Fund. Vehicle license fees apply to the value of the vehicle (initially its market value and then subject to a standard depreciation schedule). This increase will remain in effect through June 30, 2011. As of the 2010-11 May Revision, this law change was expected to generate additional revenues of approximately $1.386 billion in fiscal year 2009-10 and $1.472 billion in fiscal year 2010-11.

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Personal Income Tax Surcharge. The Initial 2009 Budget Act provided for a temporary addition of 0.25% to each personal income tax rate for tax years 2009 and 2010. As of the 2010-11 May Revision, this change is expected to generate approximately $2.707 billion of additional General Fund revenues in fiscal year 2009-10 and $1.073 billion in fiscal year 2010-11.

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Dependent Exemption Credit Reduction. The Initial 2009 Budget Act included a temporary reduction in the personal income tax-exemption credit for dependents to the amount provided for the personal credit for tax years 2009 and 2010 from $309 to $99 (tax year 2008 values). As of the 2010-11 May Revision, this change was expected to generate approximately $1.429 billion of additional General Fund revenues in fiscal year 2009-10 and $700 million in fiscal year 2010-11.

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The Amended 2009 Budget Act, passed in July 2009, included tax law changes affecting the General Fund as described below:

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Non-Retailer Registration for Use Tax. Under current law in 2009, non-retailers – those who do not sell tangible personal property – were not required to register with the State Board of Equalization (“BOE”). This law change requires non-retailers that hold a business license and have at least $100,000 in gross receipts to register with the BOE and submit a return that details purchases made during the year that were subject to the use tax yet for which no use tax was paid. This law change was expected to increase General Fund sales and use tax revenue by $26 million in fiscal year 2009-10 and $123 million in fiscal year 2010-11, with increasing amounts thereafter.

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Accelerate Estimated Tax Payments. Under current law in 2009, individuals and corporations were required to pay 30% each with the first two estimated payments, and 20% each for the last two estimated payments. Under this law change, beginning with the 2010 tax year, the first quarter estimated payment percentage will remain at 30% payable on April 15, the second quarter will increase to 40% payable on June 15, the third estimated payment will be eliminated, and the fourth quarter estimated payment will increase from 20% to 30% payable on December 15 for corporations and January 15 for individuals. As of the 2010-11 May Revision, this law change was expected to accelerate $1.295 billion into fiscal year 2009-10 ($672 million in personal income tax receipts and $623 million in corporate tax receipts) and $98 million in fiscal year 2010-11 ($60 million in personal income tax receipts and $38 million in corporate tax receipts).

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Accelerate Wage Withholding. This tax law change increased current wage withholding rates by 10% and, as of the 2010-11 May Revision, was expected to accelerate $1.6 billion of personal income tax receipts into fiscal year 2009-10.

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Require Backup Withholding. Under current federal law, gambling winnings reported on Internal Revenue Service (“IRS”) Form W2G and payments made by banks and businesses reported on various IRS 1099 forms may be subject to backup withholding on those payments. Payments reported on IRS 1099 forms include payments to independent contractors, rents, commissions, and royalty payments. This law change conformed State law to federal law by requiring a withholding rate of 7% for State purposes whenever it is required for federal purposes. As of the 2010-11 May Revision, this law change was expected to increase personal income tax revenues by $32 million in fiscal year 2009-10 followed by an additional $31 million in fiscal year 2010-11.

State Office Building Sales Program. Pursuant to legislation enacted in 2009, the State Department of General Services (“DGS”) has solicited proposals for the disposition of 11 State office properties, through a sale, lease, or a sale with an option to lease back. A large number of bids were received in April 2010 and the DGS is still conducting due diligence on the bids received. Once a preferred buyer has been identified, DGS will notify the California Legislature. Under current law, the California Legislature has 30 days to review the sales agreement, but a bill adopted unanimously by the Assembly on June 3, 2010 (AB 2605) would require affirmative California Legislative approval for the building sale to proceed. This bill is pending in the Senate. At this time, the amount of potential revenue from the proposed sale is unknown. The 2010-11 May Revision assumed approximately $600 million of one-time net revenues to the General Fund over the next three years from the sale. (Approximately $1.1 billion of other sale proceeds would have to retire existing debt used to construct some of the buildings.)

State Indebtedness.

The California Treasurer (the “Treasurer”) is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease revenue obligations, and short-term obligations, including revenue anticipation notes and revenue anticipation warrants.

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General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide a continuing appropriation from the General Fund of all debt service payments on general obligation bonds, subject only to the prior application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Under the State Constitution, the appropriation to pay debt service on the general obligation bonds cannot be repealed until the principal and interest on the bonds has been paid. Certain general obligation bond programs, called “self-liquidating bonds,” receive revenues from specified sources so that moneys from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. The principal self-liquidating bond programs are the ERBs, supported by a special sales tax, and veterans general obligation bonds, supported by mortgage repayments from housing loans made to military veterans. General obligation bonds are typically authorized for infrastructure and other capital improvements at the State and local level. Pursuant to the State Constitution, general obligation bonds cannot be used to finance State budget deficits (except as already authorized by ERBs, as described below).

As of May 1, 2010, the State had outstanding $78,439,139,000 aggregate principal amount of long-term general obligation bonds, of which $68,917,429,000 were payable primarily from the General Fund, and $9,521,710,000 were “self-liquidating” bonds payable first from other special revenue funds. As of May 1, 2010, there were unused voter authorizations for the future issuance of $42,909,259,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes (see “General Obligation Commercial Paper Program” below). Of this unissued amount, $1,331,210,000 is for general obligation bonds payable first from other revenue sources.

Legislation enacted November 4, 2009, authorizes submission to the voters at the statewide election on November 2, 2010, of a ballot measure to approve the issuance of $11.14 billion in general obligation bonds for a wide variety of purposes relating to improvement of California’s water supply systems, drought relief, and groundwater protection. The bill specifies that not more than one-half of the bonds may be sold before July 1, 2015. Additional bond measures may be included on the November 2, 2010, election ballot.

Variable Rate General Obligation Bonds. The general obligation bond law permits the State to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of May 1, 2010, the State had outstanding $5,294,440,000 principal amount of variable rate general obligation bonds (which includes a portion of the ERBs described below), representing approximately 6.7% of the State’s total outstanding general obligation bonds as of that date. Under State law, except for the ERBs, the State must pay the principal of any general obligation bonds that are subject to optional or mandatory tender, and that are not remarketed or, if applicable, purchased by financial institutions that provide liquidity support to the State. The State has not entered into any interest rate hedging contracts in relation to any of its variable rate general obligation bonds, and it no longer has any auction rate bonds outstanding.

General Obligation Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes to provide flexibility for bond programs, such as to provide interim funding of voter-approved projects and to facilitate refunding of variable rate bonds into fixed rate bonds. Prior to late 2008, commercial paper notes were used primarily to repay internal loans from the PMIA, as a step toward issuance of long-term bonds. However, the internal loan program is no longer being used for general obligation bond programs and all such loans have been repaid from sale of long-term general obligation bonds. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This maximum amount may be increased or decreased in the future. As of May 7, 2010, $1,292,170,000 aggregate principal amount of general obligation commercial paper notes were outstanding, most of which relates back to retirement of PMIA loan expenditures in 2008. Commercial paper notes are not included in the calculation of permitted variable rate indebtedness described under “Variable Rate General Obligation Bonds.”

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Bank Arrangements. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that any variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations have not been remarketed resulting in draws on the applicable credit facilities.

During 2009, the State took a number of actions regarding its bank credit arrangements, including extending existing letter of credit facilities and converting standby purchase agreements to letters of credit for some of its floating rate ERBs and for its commercial paper program. The makeup of some of the State’s credit facilities was also revised with the deletion or substitution of banks. The State faces the need to renew approximately $1.37 billion of letters of credit for several series of variable rate general obligation bonds in November and December 2010.

Lease Revenue Obligations. In addition to general obligation bonds, the State has acquired and constructed capital facilities through the use of lease revenue borrowing (also referred to as lease-purchase borrowing). Under these arrangements, the State Public Works Board, another state or local agency, or a joint powers authority issued bonds to pay for the construction of facilities such as office buildings, university buildings, courthouses, or correctional institutions. These facilities are leased to a State agency, the California State University, the University of California, or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease revenue bonds. In some cases, there was not a separate bond issue, but a trustee directly created certificates of participation in the State’s lease obligation, which were then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the State Constitutional provisions that require voter approval. For purposes of this Statement of Additional Information, the terms “lease revenue obligation,” “lease revenue financing,” “lease-purchase obligation” or “lease-purchase” means, principally, bonds or certificates of participation for capital facilities where the lease payments providing the security are payable from the operating budget of the respective lessees, which are primarily, but not exclusively, derived from the General Fund, and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. The State had $10,071,627,519 in lease revenue obligations outstanding as of May 1, 2010. The State Public Works Board, which is authorized to sell lease revenue bonds, had $9,834,701,000 authorized and unissued as of May 1, 2010.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities. State agencies and authorities had approximately $56 billion aggregate principal amount of revenue bonds and notes, which are non-recourse to the General Fund outstanding as of December 31, 2009.

Build America Bonds. In February 2009, the United States Congress enacted certain new municipal bond provisions as part of the ARRA. One provision allows municipal issuers such as the State to issue “Build America Bonds” (“BABs”) for new infrastructure investments. BABs are bonds whose interest is subject to

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federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35% of the interest cost on any BABs issued during 2009 and 2010. This results in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The subsidy payments from general obligation bonds are General Fund revenues to the State, while subsidy payments for lease revenue bonds are deposited into a fund that is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the IRS as a refund of a tax credit and such refund may be offset by the U.S. Department of the Treasury by any liability of the State payable to the federal government, including in respect of any internal revenue tax (including any interest and penalties), past due child support, past due and legally enforceable debt due federal agencies, unemployment compensation debts, and past due legally enforceable State income tax debts.

Starting in April 2009 and through April 30, 2010, the State has issued a significant amount of BABs, including $10.39 billion of general obligation bonds and $551 million of lease revenue bonds. The aggregate amount of the subsidy payments to be received from fiscal year 2010-11 through the maturity of these bonds (mostly 20 to 30 years) is approximately $7.46 billion for the general obligation BABs and $338 million for the lease revenue BABs. The Obama Administration has proposed making the BABs program permanent, although at a lower subsidy rate for future issuances. In late May 2010 the U.S. House of Representatives passed a bill (H.R. 4213) that extends the BABs program for two years at successively lower subsidy rates, but higher than those proposed by the Obama Administration; this proposal has not yet been acted on by the Senate.

Future Issuance Plans; General Fund Debt Ratio. Between November 2006 and August 2009, voters and the California Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds. This new authorization substantially increased the current amount of such General Fund-supported debt outstanding to more than $79 billion, while still leaving authorized and unissued approximately $51 billion of such bonds as of May 1, 2010. In order to address the expenditure needs for these new authorizations, along with those that existed before 2006, the State has increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved.

Disruptions in financial markets and uncertainties about the State’s budget condition caused significant disruptions in the State’s bond issuance program during fiscal year 2008-09. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, the State it issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State’s history (excluding ERBs). A few weeks later, the State took advantage of the new federal rules to issue $6.86 billion of federally taxable general obligations bonds, of which $5.3 billion were BABs. A significant part of the over $13 billion of bonds issued in the spring of 2009 was used to retire internal borrowings used to fund construction projects, which had built up because of the long hiatus in bond issuance. An additional $6.546 billion of tax-exempt and taxable general obligation bonds ($2.66 billion BABs) were issued in the fall of 2009, together with $1.549 billion of lease revenue bonds ($250 million BABs).

The combination of unusual circumstances resulted in public offerings of a record $19.7 billion of general obligation bonds during calendar year 2009. Through May 31, 2010, the State has issued $5.9 billion of general obligation bonds and $721 million of lease revenue bonds in calendar year 2010. The 2010-11 May Revision projected issuance of approximately $15.8 billion of general obligation and lease revenue bonds in that fiscal year. These are preliminary estimates, and the actual amount of bonds sold in fiscal year 2010-11 will depend on many factors, including more detailed review of program needs, budget priorities, and market conditions.

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Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations that may occur, the State Treasurer has estimated that the aggregate amount of outstanding debt supported by the General Fund, including general obligation, lease revenue, and Proposition 1A bonds, based on current voter and legislative authorizations, is estimated to peak at approximately $111.3 billion by fiscal year 2014-15, compared to the current outstanding amount of approximately $80.8 billion. The annual debt service costs on this amount of debt is estimated by the State Treasurer to increase to approximately $9.93 billion in fiscal year 2012-13 compared to approximately $6.09 billion budgeted in fiscal year 2009-10. The projected amounts for fiscal year 2010-11 through 2011-12 include the interest, and for fiscal year 2012-13, the interest and principal payable on the $1.90 billion of bonds issued in connection with Proposition 1A. After fiscal year 2012-13, projected peak debt service is $9.97 billion in fiscal year 2017-18. (These estimates do not include ERBs, described below, or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.)

In light of the substantial drop in General Fund revenues since fiscal year 2007-08, and the projections of substantial new bond sales in the future, the ratio of debt service on general obligation, lease revenue, and the Proposition 1A bonds supported by the General Fund, to annual General Fund revenues and transfers (the “General Fund Debt Ratio”) can be expected to increase significantly in future years. Based on the revised estimates contained in the 2010-11 May Revision, in fiscal year 2009-10, the General Fund Debt Ratio was estimated to equal approximately 7.03%. Based on the assumed debt issuance referred to in the preceding paragraph, and the assumed growth in General Fund revenues and transfers contained in the 2010-11 May Revision, through fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to peak at 10.58% in fiscal year 2012-13, the year in which the Proposition 1A bonds mature. In the fiscal year following the maturity of the Proposition 1A bonds, fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to decline to 9.34%. The State’s General Fund Debt Ratio after fiscal year 2013-14 will depend on the State’s future General Fund revenues, which will in turn depend on a variety of factors including but not limited to economic, population, and inflation growth. Based on the State’s current debt issuance projections and an assumed combined average annual General Fund revenue growth rate of between 2% to 5%, the State’s General Fund Debt Ratio in fiscal year 2019-20 is projected to range from 7.26% to 8.67%. The General Fund Debt Ratio is calculated based on actual gross debt service, without adjusting for receipts from the U.S. Treasury for the State’s current outstanding general obligation and lease revenue BABs, and an assumed interest rate of 6.25% and 6.75% for future issuances of general obligation and lease revenue bonds, respectively. The actual General Fund Debt Ratio in future fiscal years will depend on a variety of factors, including actual debt issuance (which may include additional issuance approved in the future by the California Legislature and, for general obligation bonds, the voters), actual interest rates, debt service structure, and actual General Fund revenues and transfers.

Economic Recovery Bonds. Proposition 57 was approved by the voters on March 2, 2004. Proposition 57 authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

In May and June 2004, the State issued $10.896 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion. In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor’s Budget, the State issued approximately $3.179 billion of additional ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund. No further ERBs can be issued under Proposition 57, except for refunding bonds that may be issued in the future. (The Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.)

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Because of the sharp reduction in taxable sales as a result of the recent economic recession, the Special Sales Tax Revenues (“SSTRs”) collected from the one-quarter cent tax dedicated to repayment of the ERB debt decreased to a level that did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. This resulted in downgrades of the ratings of the ERBs and would have required debt service to be paid from reserve funds for at least some period of time. In order to restore adequate coverage, the State restructured the ERB debt through the issuance of approximately $3.435 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 1.3 times. The ratings for all ERBs have been raised to levels above the State’s general obligation bond ratings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the BSA. As of January 2010, funds from these sources have been used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-06 through 2009-10, including $1.495 billion that was transferred from the BSA in fiscal year 2006-07 ($472 million) and fiscal year 2007-08 ($1.023 billion). The State reported that approximately $122 million of surplus tax revenues will be used to retire ERBs on June 24, 2010.

The Governor suspended each of the fiscal years 2008-09, 2009-10, and 2010-11 BSA transfers due to the condition of the General Fund.

Tobacco Settlement Revenue Bonds. In 1998, the State signed a settlement agreement (the “Master Settlement Agreement” or “MSA”) with the four major cigarette manufacturers (the “participating manufacturers” or “PMs”). Under the MSA, the PMs agreed to make payments to the State in perpetuity, which payments at the time were predicted to total approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers is paid to the State and half to local governments. The specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA require reduction of the PMs’ payments for decreases in cigarette shipment volumes by the PMs, payments owed to certain “Previously Settled States” and certain other types of offsets. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

State law enacted in 2002 (the “Tobacco Securitization Law”) authorized the establishment of a special purpose trust to purchase the tobacco assets and to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. Legislation in 2003 amended the Tobacco Securitization Law to authorize a “back-up state guaranty” that requires the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second 2003 sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient. The California Legislature is not obligated to make any General Fund appropriation.

In 2003, two separate sales of these assets financed with revenue bonds (the “2003 Bonds”) produced approximately $4.75 billion in proceeds, which were transferred to the General Fund. In 2005 and 2007, the State refunded all of the original 2003 Bonds, generating additional proceeds of approximately $1.783 billion, which were also transferred to the General Fund. The back-up State guaranty was applied to only the second 2003 sale of bonds and was continued when those bonds were refunded in 2005 (the “2005 Refunding Bonds”). The back-up State guaranty now applies to the $3.14 billion of 2005 Refunding Bonds.

The MSA provides for a potential reduction to the PMs’ payments under specified conditions relating to the loss of market share to non-participating manufacturers (“NPMs”). This potential reduction is called an “NPM adjustment.” The State disputes the PMs’ right to an NPM adjustment for any year. The MSA also allows the

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PMs to withhold any portion of their annual payments that is disputed, until such time as the dispute is resolved. Since 2006, the annual amount of revenues received by the State has incurred some level of withholding based on the PMs’ assertion of their right to receive an NPM adjustment as is reflected in the table below. Nevertheless, the annual amount of tobacco settlement revenues received to date has been in excess of the required debt service payments.

Year of Scheduled Payment	Approximate NPM Adjustment Withheld
2006	$50.9 million
2007	44.0 million
2008	33.9 million	*
2009	32.8 million
2010	35.3 million

*	In February 2009, these funds were released and remitted to the State as part of the NPM arbitration negotiations.

Source: State of California, Department of Finance.

The State Attorney General is pursuing, in a multi-state arbitration proceeding, a determination compelling the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the 2005 Refunding Bonds, the State covenanted to request the California Legislature for a General Fund appropriation in the event tobacco settlement revenues fall short. Tobacco settlement revenues have been sufficient to pay debt service with respect to the tobacco settlement revenue bonds, and therefore the State’s covenant to request an appropriation has never been invoked.

Obligations In Connection with Proposition 1A of 2004. The Amended 2009 Budget Act provided for State borrowing, pursuant to Proposition 1A, of approximately $1.998 billion of local property tax revenues. In accordance with Proposition 1A, the State is required to repay such revenues no later than June 2013. Legislation implementing the borrowing in the Amended 2009 Budget Act provided authority to local governments to sell their right to receive the State repayment to a joint powers authority (JPA) and for the JPA to issue bonds backed by the State’s repayment obligation. The repayment obligation includes interest and issuance costs for the JPA bonds.

On November 19, 2009, the California Statewide Communities Development Authority, a JPA, issued $1,895,000,000 of bonds that are secured by the State’s obligation to make these payments to approximately 1,300 local governments, representing approximately 95% of the State’s total borrowing from local governments. The 2010-11 Governor’s Budget includes $90.8 million General Fund for the interest payments that will be incurred in that fiscal year. In accordance with the authorizing legislation, these bonds will be repaid by June 15, 2013. In addition, for the obligations to entities not participating in the JPA bond program (which are $103 million in principal amount), the Director of Finance has set an interest rate of 2% per annum.

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Cash Flow Borrowing. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The following table shows the amount of RANs issued in the past five fiscal years and through June 13, 2010, in fiscal year 2009-10:

State of California Revenue Anticipation Notes Issued

Fiscal Years 2004-05 to 2009-10

(Dollars in Billions)

Fiscal Year	Type	Principal Amount	Date of Issue	Maturity Date
2004-05	Notes Series A - D	$6.0	October 6, 2004	June 30, 2005
2005-06	Notes	3.0	November 10, 2005	June 30, 2006
2006-07	Notes	1.5	October 3, 2006	June 29, 2007
2007-08	Notes	7.0	November 1, 2007	June 30, 2008
2008-09	Notes Series A-1	1.2	October 23, 2008	May 20, 2009
	Notes Series A-2	3.8	October 23, 2008	June 22, 2009
	Notes Series B-1	0.5	March 23, 2009	June 23, 2009
2009-10	Interim Notes	1.5	August 27, 2009	October 5, 2009*
	Notes Series A-1	2.825	September 29, 2009	May 25, 2010
	Note Series A-2	5.975	September 29, 2009	June 23, 2010

*	Repaid on September 29, 2009 with a portion of the 2009-10 Notes Series A.

Source: State of California, Office of the State Treasurer.

Indirect, Nonpublic, or Contingent Obligations.

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Flood Litigation Judgment. In 2005, the State settled a lawsuit arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided for the State to make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the California Legislature. The California Legislature has included the required annual installment in each budget act since the settlement was approved. This matter is not treated as a “debt” of the State for any legal or constitutional purposes.

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Unemployment Insurance Fund Borrowing. Commencing in January 2011, the State will be required to pay interest payments on loans made by the federal government to the State Unemployment Insurance (UI) Fund.

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Special Fund Borrowings. As has been described in connection with various budget acts and current budget proposals, the General Fund has or may incur legal obligations to repay various Special Funds, or to repay schools or other local governments, for borrowings that have been treated as providing revenue to the General Fund. These loans may, in some cases, be further extended by the California Legislature. Such loans are not treated as “debt” for any legal or constitutional purposes.

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Office of Statewide Health Planning and Development Guarantees. Pursuant to a law created in 1969, the Office of Statewide Health Planning and Development (“OSHPD”) insures loans and bond issues for construction and renovation projects for nonprofit and publicly-owned healthcare facilities. The program (commonly called “Cal-Mortgage Loan Insurance”) is currently authorized in statute to insure up to $3 billion for health facility projects. State law established the Health Facility Construction Loan Insurance Fund (“Fund”) as a trust fund that is continuously appropriated and may only be used for program purposes. The Fund is used as a depository of fees and insurance premiums and is the initial source of funds used to pay administrative costs of the program and shortfalls resulting from defaults by insured borrowers. If the Fund were unable to make payment on an insured loan or bond, State law provides for the State Treasurer to issue debentures to the holders of the defaulted loan or bond which are payable on a parity with State general obligation bonds. All claims on insured loans to date have

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been paid from the Fund. For the fiscal year ending June 30, 2009, OSHPD insured approximately 134 loans to nonprofit or publicly owned health facilities throughout California for approximately $1.7 billion. As of that date, the cash balance of the Fund was approximately $192.6 million. The OSHPD reported to the California Legislature that, as of June 30, 2009, the Fund balance was $95.0 million (unaudited). The Fund balance is determined by taking the cash balance, adding the value of assets (obligations due to the OSHPD for defaulted projects) and subtracting the liabilities (obligations of the OSHPD for defaulted projects). The OSHPD engaged Oliver Wyman to perform the 2008 actuarial study of the Fund, which concluded, among other things, that it appeared to be sufficient, assuming “normal and expected” conditions, to maintain a positive balance over 30 years. Even assuming abnormal and unexpected events, the study found that the Fund’s reserves would protect against General Fund losses for 14 years. More information on the program can be obtained from OSHPD’s website.

Sources of Tax Revenues.

In fiscal year 2008-09, approximately 90% of the State’s General Fund revenues and transfers were derived from personal income taxes, corporation taxes, and sales and use taxes. The following are brief summaries of the major sources of tax revenues in the State. The sections below captioned “Sales and Use Tax” and “Corporation Tax” include descriptions of pending lawsuits relating to various taxes.

Personal Income Tax. The California personal income tax, which accounted for 52.4% of General Fund revenues and transfers in fiscal year 2008-09, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3%. For tax years 2009 and 2010, the rates will range from 1.25% to 9.55%. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax (“AMT”), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the Franchise Tax Board indicates that the top 1% of taxpayers paid 43% of the total personal income tax in tax year 2008.

Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate (9.55% for tax years 2009 and 2010). The surcharge became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand mental health programs.

Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for 14.8% of General Fund revenues and transfers in fiscal year 2000-01. The 2010-11 May Revision projected that capital gains would account for 3.6% of General Fund revenues and transfers in fiscal year 2009-10 and 5.8% in fiscal year 2010-11.

Sales and Use Tax. The sales and use tax (referred to herein as the “sales tax”), which accounted for 28.7% of General Fund revenues and transfers in fiscal year 2008-09, is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains, and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in this State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

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As of May 1, 2010, the breakdown of the base State and local sales tax rate of 8.25% was as follows:

•	6% imposed as a State General Fund tax (this tax rate is scheduled to return to 5% on July 1, 2011);

•	0.5% dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

•	0.5% dedicated to local governments for public safety services (Local Public Safety Fund);

•	1% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; and

•	0.25% deposited into the Fiscal Recovery Fund to repay the State’s ERBs (the “special sales tax”).

Existing law provides that 0.25% of the base State and local sales tax rate may be suspended in any calendar year upon certification by the Director of Finance, by November 1 in the prior year, that both of the following have occurred: (1) the General Fund reserve (excluding the revenues derived from the 0.25% special sales tax) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% special sales tax) and (2) actual revenues for the period May 1 through September 30 equal or exceed the previous May Revision forecast. The 0.25% rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2010.

Existing law provides that the special sales tax will be collected until the first day of the calendar quarter at least 90 days after the Director of Finance certifies that all ERBs and related obligations have been paid or retired or provision for their repayment has been made or enough sales taxes have been collected to pay all ERBs and related obligations to final maturity. At such time the special sales tax will terminate and the city and county portion of taxes under the uniform local sales and use tax will be automatically increased by 0.25%.

Proposition 1A, approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the California Legislature’s authority over local government revenue sources by restricting the State from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions. A proposed initiative constitutional amendment would restrict the ability of the State to use or borrow money from local governments, and moneys dedicated to transportation financing. See “Recent Developments” above.

An appellate court decision from 2008 held that two Dell entities and two providers of maintenance and warranty services had improperly collected from customers and remitted to the BOE use tax on optional service contracts that were sold with computers. The State anticipates that a pending action will result in a judgment or settlement requiring the BOE to refund the tax with interest. Plaintiffs estimate that the refund amounts could be as much as $250 million. Identification and notification of consumers affected by the decision and thus due a refund is unresolved, and determination of the total refund amount depends upon such identification and notification. The 2010-11 May Revision projected that the refunds will not occur prior to fiscal year 2011-12.

Corporation Tax. The corporation tax accounted for 11.5% of General Fund revenues and transfers in fiscal year 2008-09. Corporation tax revenues are derived from the following taxes:

1. The franchise tax and the corporate income tax are levied at an 8.84% rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2% on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

3. The AMT is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65%.

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4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first year of incorporation.

5. Sub-Chapter S corporations are taxed at 1.5% of profits.

6. Fees paid by limited liability companies (“LLCs”), which account for 2.8% of corporation tax revenue, are considered “corporation taxes.” Three separate cases have been filed challenging the constitutionality of the LLC fee. Two have been resolved and one is pending. In California Taxpayers Association v. Franchise Tax Board, California Taxpayers Association (“Cal-Tax”), plaintiffs challenged the constitutionality of the corporate understatement penalty that was enacted in Chapter 1, Statutes of 2007-08 First Extraordinary Session (SB X1 28, 2008 Budget Act Trailer Bill) and sought an injunction precluding the Franchise Tax Board from enforcing the statute. The trial court ruled for the State and Cal-Tax appealed. A decision may be issued during fiscal year 2010-11. An adverse ruling would resulting a potential loss or revenue in fiscal year 2010-11 of between $500 million and $800 million, and an ongoing loss of approximately $500 million thereafter.

As part of the 2009 Budget Act, the California Legislature adopted certain additional tax benefits for corporations, affecting carryover of losses, sharing tax credits among affiliates, and changes to the unitary tax calculations for multinational corporations, all of which were to become effective in 2011 or later. An initiative statute will be included on the November 2010 ballot that would repeal all of these new tax benefits. It is estimated that such a repeal, if approved by the voters, would increase General Fund revenues by approximately $1.7 billion annually starting in fiscal year 2011-12.

Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits. To provide interim funding for the Healthy Families and Medi-Cal programs, Chapter 157, Statutes of 2009 extends the 2.35% gross premiums tax to the Medi-Cal managed care plans in 2009 and 2010.

The BOE ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the California Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact was $15 million in fiscal year 2008-09 and is estimated to be $11 million in fiscal year 2009-10, $230 million in fiscal year 2010-11, and $149 million in fiscal year 2011-12.

Vehicle License Fee. The Amended 2009 Budget Act temporarily increased the vehicle license fee from 0.65% to 1.15%, effective May 19, 2009, through June 30, 2011. Of this 0.5% increase, 0.35% goes to the General Fund, with the remaining 0.15% going to local law enforcement. An initiative has been qualified for the November 2010 ballot that would increase the annual vehicle license fee by $18 and dedicate the revenue to support of State parks and wildlife conservation. This measure, if approved by the voters, would generate an estimated $500 million per year for parks and wildlife conservation programs, which would save an equivalent amount of General Fund expenditures.

Estate Tax; Other Taxes. The State estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 (the “Economic Growth and Tax Relief Reconciliation Act”) phases out the federal estate tax by 2010. As a consequence, the Economic Growth and Tax Relief Reconciliation Act resulted in the reduction of the State estate tax revenues by 25% in calendar year 2002, 50% in calendar year 2003, and 75% in calendar year 2004, and the elimination of the State estate tax beginning in calendar year 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax is scheduled to be reinstated along with the State’s estate tax. Federal estate tax law may be changed to modify or eliminate the State pick-up tax.

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Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees, and Trailer Coach License Fees.

Special Fund Revenues. The California Constitution and statutes specify the uses of certain revenues. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income:

•	Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

•	Charges for special services to specific functions, including such items as business and professional license fees.

•	Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

Motor vehicle related taxes and fees are projected to account for 39% of all special fund revenues in fiscal year 2010-11. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees, and vehicle license fees. In fiscal year 2010-11, $10.9 billion is projected to come from the ownership or operation of motor vehicles. Approximately $2.9 billion of this revenue is projected to be returned to local governments. The remainder will be available for various State programs related to transportation and services to vehicle owners.

Taxes on Tobacco Products. As a result of Proposition 99, approved by the voters in 1988, and Proposition 10, approved by the voters in 1998, the State imposes an excise tax on cigarettes of 87 cents per pack and the equivalent rates on other tobacco products. Tobacco product excise tax revenues are earmarked as follows:

1. Fifty cents of the per-pack tax on cigarettes and the equivalent rate levied on non-cigarette tobacco products are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

2. Twenty-five cents of the per-pack tax on cigarettes and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs.

3. Ten cents of the per-pack tax is allocated to the State’s General Fund.

4. The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

The following table shows the trend of major General Fund and total taxes per capita and per $100 of personal income for the past five fiscal years and fiscal year 2010-11.

Recent Tax Receipts

	State Taxes per Capita(a)		Taxes per $100 of Personal Income
Fiscal Year	General Fund	Total	General Fund	Total
2005-06	2,451.75	2,867.55	6.52	7.63
2006-07	2,501.35	2,934.28	6.23	7.31
2007-08	2,530.79	2,967.26	6.06	7.11
2008-09	2,084.46	2,494.59	4.95	5.92
2009-10	2,189.84	2,571.00	5.40	6.34
2010-11 (budget)	2,265.68	2,701.14	5.46	6.51

*	Data reflects population figures based on the 2000 Census – estimated.

Source: State of California, Department of Finance.

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State Appropriations Limit.

The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the “Appropriations Limit”). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending “appropriations subject to limitation” in excess of the Appropriations Limit. “Appropriations subject to limitation,” with respect to the State, are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent such proceeds exceed “the cost reasonably borne by that entity in providing the regulation, product or service,” but “proceeds of taxes” exclude most State subventions to local governments, tax refunds, and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees and certain other non-tax funds.

There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

The Appropriations Limit in each year is based on the Appropriations Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college (K-14) districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate “proceeds of taxes” received over such two-year period above the combined Appropriations Limits for those two years, is divided equally between transfers to K-14 districts and refunds to taxpayers.

The California Legislature has enacted legislation to implement Article XIIIB which defines certain terms used in Article XIIIB and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor’s Budget, and thereafter to be subject to the budget process and established in the Budget Act.

The following table shows the Appropriations Limit for fiscal years 2006-07 through 2010-11.

State Appropriations Limit

(Dollars in Millions)

	2006-07	2007-08	2008-09	2009-10		2010-11
State Appropriations Limit	$72,307	$76,093	$79,858	$80,984		$79,118
Appropriations Subject to Limit	(58,663)	(59,201)	(48,233)	(57,849	)*	(58,424	)*

Amount (Over)/Under Limit	$13,641	$16,892	$31,625	$23,135	*	$20,694	*

*	Estimated/projected.

Source: State of California, Department of Finance.

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Litigation.

The State is continually a party to numerous legal proceedings, many of which could have an adverse impact on the State’s financial condition. Pending litigation currently includes, but is not limited to, cases involving issues related to the budget, taxes, environmental matters, health care, tribal gaming, transportation, education, and the State’s prison system, all of which, if decided adversely to California, could result in significant General Fund expenditures or otherwise impact the ability of the State to raise revenues.

Local Governments.

The primary units of local government in California are the 58 counties, which range in population from approximately 1,100 in Alpine County to approximately 10.4 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

The fiscal condition of local governments was changed when Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed.

Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. (The limitations include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such service, and providing that no fee may be charged for fire, police, or any other service widely available to the public.)

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the California Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the California Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation, and the enactment of Proposition 1A in 2004 dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “state-local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35% reduction in VLF revenue to cities and counties from this rate change was backfilled (or offset) by an increase in the amount of property tax revenues they receive. This worked to the benefit of local governments because the backfill amount annually increases in proportion to the growth in property tax revenues, which has historically grown at a higher rate than VLF revenues, although property tax revenues have declined over the past two years. This arrangement continues without change in the 2010-11 Governor’s Budget.

Pursuant to statutory changes made in conjunction with the Initial 2009 Budget Act, the VLF rate increased from 0.65% to 1.15% effective May 19, 2009. Of this 0.50% increase, 0.35% flows to the General Fund, and 0.15% supports various law enforcement programs previously funded by the General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year.

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As part of the state-local agreement, voters at the November 2004 election approved Proposition 1A. Proposition 1A amended the State Constitution to, among other things, reduce the California Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and VLF revenues as of November 3, 2004.

The Amended 2009 Budget Act authorized the State to exercise its authority under Proposition 1A to borrow an amount equal to approximately 8% of local property tax revenues, or $1.9 billion, which must be repaid within three years. State law was also enacted to create a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to a local government-operated joint powers authority. This joint powers authority sold bonds in a principal amount of $1.895 billion in November 2009 to pay the participating local governments their full property tax allocations when they normally would receive such allocations. Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to repay the bonds of the joint powers authority) no later than June 30, 2013. The 2010-11 Governor’s Budget includes $90.8 million for the interest payments that will be incurred in that fiscal year to be paid from the General Fund.

The Amended 2009 Budget Act also contained a shift of $1.7 billion in redevelopment agency funds from current revenue and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. These revenues are shifted to schools that serve the redevelopment areas. This frees an equal amount of base property tax that is shifted to the Supplemental Education Revenue Augmentation Funds in each county that are established by Proposition 1A and used for the same purposes. The enabling legislation allows redevelopment agencies to borrow from parent agencies, and from any available reserves in their low and moderate income housing funds.

The California Redevelopment Association (“CRA”), whose membership includes a large number of redevelopment agencies, has filed a lawsuit challenging the $1.7 billion shift described above. The 2008 Budget Act included a shift of $350 million of redevelopment agency moneys. The CRA had also challenged that shift, and a trial court held that the legislation providing for the shift was invalid, which prevented the State from shifting the funds for the 2008-09 fiscal year. The State withdrew its appeal of the decision and subsequently enacted legislation that addresses the concerns noted by the trial court. However, the subsequently enacted legislation is being challenged in the current CRA lawsuit. A group of counties has filed a separate lawsuit challenging the shift. The Sacramento County Superior Court issued a ruling on May 4, 2010, upholding the State’s ability to shift $1.7 billion and $350 million from redevelopment agencies in fiscal years 2009-10 and 2010-11, respectively. The CRA has appealed the ruling.

Economic, Political, Social and Environmental Conditions.

Changes in economic, political, social or environmental conditions on a local, State, federal and/or international level may adversely affect California’s financial condition, as well as investment risk generally. Such conditional changes may include (but are not limited to) fluctuations in business production, consumer prices or financial markets, unemployment rates, technological advancements, shortages or surpluses in natural resources or energy supplies, changes in law, social unrest, fluctuations in the crime rate, political conflict, acts of war or terrorism, environmental damage and natural disasters.

Georgia

Located in the southeastern region of the United States, the State of Georgia (“Georgia” and the “State”) has experienced substantial growth over the last several decades. Since 1960, the population of Georgia has more than doubled, currently making Georgia the country’s ninth most populated state. Between 2000 and 2009, Georgia grew by an estimated 1,642,758 people, a growth rate of 20.1 percent, fourth fastest in the nation, and fastest east of the Mississippi River (2009 Census estimate: 9,829,211). From 2000 to 2009, 17 of Georgia’s counties ranked among the nation’s 100 fastest-growing, second most in the nation, including two counties (both located in metro Atlanta) which ranked among the top ten.

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This population increase is expected to continue for the foreseeable future at approximately the same accelerated rate. In its March 2010 report, the Governor’s Office of Planning and Budget estimated that Georgia’s population will increase by an additional 4.6 million people over the next 20 years, with over 60% of this growth attributable to people moving into the state. While the fastest-paced growth is expected in the northern and coastal areas of the state, it is expected that the Atlanta MSA will remain the most densely populated area, with approximately 43% of all Georgians living in this area.

Georgia’s economy is fairly diversified, with private sector employment almost equally spread between manufacturing, services, wholesale sales and retail sales, with concentrations in manufacturing, trade, transportation and utilities, information technology, and professional and business services. During the second half of the 20th century, this diversity allowed Georgia to experience almost continuous economic growth, while other states more dependent upon a single business sector experienced some periods of economic contraction. However, during the last several years, this diversity has been unable to fully insulate Georgia’s economy from the nationwide economic downturn that occurred in 2002-2004 and the current one which began in December 2007.

One area where this economic diversity, in combination with Georgia’s population growth, and its effects on the local economy can be seen is Georgia’s labor market. Historically, Georgia has enjoyed an unemployment rate significantly at or below the national average. Unfortunately, as of June 2010, the state’s unemployment rate stood at 10.0%, which is slightly above the national average of 9.5%.

While the raw numbers are not positive, the trend is favorable. The Georgia unemployment rate is down from a high of 10.5% in March 2010 (but still above a year earlier rate of 9.7%). Similarly, the Georgia total non-farm employment figures are up (3.83 million for June 2010 as opposed to a low of 3.78 million in February 2010), but they are still below year earlier figures (3.88 million). This trend is reflected in the May 2010 US Regional Recession Status by Moody’s Economy.com which classifies Georgia to be “moderating recession,” defined as the state’s economy not contracting as severely as six months earlier.

Historically, most of the job growth in Georgia has been in the Atlanta MSA. However, over the last several years, there has been great emphasis placed upon developing other parts of the State, so that these areas can begin to reap the economic benefits traditionally limited to the Atlanta MSA. One example of this is the OneGeorgia Authority, which is discussed below. Those efforts have begun to bear fruit, as for the last several years, the statewide growth rate has exceeded the Atlanta MSA growth rate. However, this trend has been muted over the past year, as the rate of job loss in the Atlanta MSA (1.0%) has been slightly lower than the rate for the balance of the state (1.3%).

One reason that Georgia has such a positive economic outlook is because of its location, which affords its residents and businesses easy access to commercial centers throughout the nation and the world. As business and consumer confidence grows, it is believed that centers of transportation and logistics will gain as inventories get restocked and goods are shipped. Evidence of this upswing has been observed at both Hartsfield-Jackson Airport and the Port of Savannah; while cargo traffic still remains below prior year levels, as discussed below both locations have Georgia experienced an uptick in cargo traffic over the last few months.
For ground transportation, the capital city of Atlanta is one of the few major US cities with 3 interstate highways. As a result, Georgia manufacturers and distributors are within 2 truckload days of 82% of the US industrial market. During an average week, about 5.9 million tons of freight move across Georgia’s highways. Furthermore, Georgia has the most extensive rail system and largest intermodal hub in the Southeast. Georgia also ranks as the 5th largest overall logistics employer in the nation with nearly 11,000 providers of logistics services.

Since 1998, Hartsfield-Jackson (the “Airport”) has been the busiest passenger airport in the world, serving over 88,032,086 passengers in 2009 through 32 carriers, with destinations to over 231 destinations in 52

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countries. Also, for the fifth consecutive year, the Airport retains its title as the nation’s busiest airport in terms of operations (takeoffs and landings) with 970,258 operations. Atlanta is within a two hour flight of 80% of the United States population. The current economic downturn has negatively impacted the Airport. In 2009 the number of domestic travelers fell 1.69% in one year, while international passengers fell by 3.79%. This downward trend is expected to be short-lived, as annual Airport passenger traffic is anticipated to increase to 121,000,000 by 2015.

The Airport is also considered to be the best among air cargo facilities. In 2009, the Airport was named Air Cargo Week’s Airport of the Year, becoming the first U.S. airport to earn the top prize among the annual World Air Cargo Awards. The Airport also has over 2,000,000 square feet of cargo warehouse space and is the 11th largest air cargo hub in the country and 30th worldwide. In addition to the main cargo complexes, the Airport houses a USDA approved Perishables Complex, the only one in the Southeastern U.S. The Perishables Complex features on-site distribution and transport capabilities, USDA inspection services and a USDA approved fumigation chamber. The Airport is also the only airport in the Southeast to be approved by the USDA to apply cold treatment, which is an environmentally safe alternative to methyl bromide.

This infrastructure enabled the Airport to handle more than 563,139 metric tons of cargo in 2009 (a decrease of 14.06% from 2008); international cargo also decreased from 365,351 to 312,033 metric tons in 2009. However, since November 2009, the Airport has posted upswings in year-over-year cargo traffic for six consecutive months. Cargo traffic in April 2010 was 23.44% higher than the previous year. This figure is expected to grow as Asiana Airline announced it will join the Airport’s growing list of all-cargo carriers starting September 13, 2010. Asiana Airline will operate a freighter with four weekly flights to Seoul, South Korea. The new service is expected to create up to 25 jobs and produce an annual regional economic impact of $24 million.

To facilitate the projected increase in usage, the Airport is in the tenth year of a multi-year improvement project, which is the largest public works project in the history of the State of Georgia. The program was originally budgeted to cost $5.4 billion and to take 10 years to complete, but due to cost and time overruns, the project is now expected to be complete in 2015 at an estimated cost in excess of $6 billion. The centerpiece of this expansion is the building of a fifth runway, which opened on May 16, 2006 and has helped to reduce air traffic congestion by increasing the Airport’s landings and take-offs capacity by 40%. Another major piece of the expansion is the construction of a new international terminal which broke ground in the summer of 2008 and is set for completion in April 2012. The 1.2 million-square-foot international terminal will have 12 new international gates (plus 16 domestic gates) and a 1,100-space parking facility.

The success of the Airport has also had a tremendous impact on the local economy. A recent study commissioned by the City of Atlanta’s Department of Aviation calculated total direct business revenue, including sales to airlines and service providers dependent on the Airport, to be $32.6 billion in 2009, up from $23.5 billion in 2005. In addition, Airport-related jobs in the metro region increased by 11 percent, from 393,100 in 2005 to 434,400 in 2009. The Airport jobs paid more than $4.3 billion in wages in 2009 and generated more than $3 billion in tax revenues for the government.

Finally, with respect to water transport, Georgia has two significant deepwater ports, Savannah and Brunswick, as well as two inland barge operations, Columbus and Bainbridge. Like the Airport, these ports experienced a dip in traffic for 2009, but have recently begun to see a significant uptick in activity. Out of 361 ports in the U.S., Savannah is now the fourth largest container port in the country. It is also the fastest growing container port in the U.S., while the Port of Brunswick is the 6th-largest automobile processing port in the nation. In 2008, the Port of Savannah’s total exports exceeded one million TEUs for the first time in Georgia Ports Authority’s history. However, due to the economic slowdown, Savannah’s total trade declined almost 10% in 2009 over 2008. However, similar to the airport cargo traffic, Savannah has posted upswings in year-over-year TEU throughput for six consecutive months as the May TEU total was 24.7 percent higher than the previous year.

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Also like the Airport, Georgia’s water ports are currently involved in significant capital improvement projects. The Brunswick Deepening Project was completed in 2007 (deepening the mean water depth to 36 feet), as was the preliminary work for the Savannah Harbor Expansion Project. The latter project is expected to be complete by 2012 (2 years prior to the Panama Canal expansion) and will deepen Savannah Harbor from 42 feet to 48 feet. The expansion of the Panama Canal and the Savannah Harbor will allow much larger container ships, twice the capacity of current vessels, to access the Savannah port.

These factors have all contributed to Georgia’s significant link to the global economy, which is recognized by the over 60 countries that have consular, trade, or chamber of commerce offices in Atlanta. More than 4000 internationally-owned facilities representing over 60 countries are located in Georgia. In 2009, $23.8 billion in exports and $53 billion in imports passed through the ports, making Georgia the 12th-largest export state and 9th-largest import state in the U.S.

Over the last several years, Georgia has been successful in attracting international business. In February 2010, Kia Motor Co. (“Kia”), a South Korean automaker, celebrated the grand opening of Kia’s first North American manufacturing facility, located in West Point, Troup County, Georgia, which is located off Interstate 85 near the Georgia-Alabama border. The $1.2 billion facility will produce 300,000 cars a year. Also, seven supplier companies have located near the facility and are expected to employ approximately 3,600 workers. The Kia plant’s economic impact to Georgia is expected to be approximately $4 billion per year. One study predicts the economic benefits brought about by the Kia plant will create 20,000 new jobs by 2012.

In May 2010, Sony Ericsson Mobile Communications announced that it will locate the company’s new Americas headquarters in Atlanta, creating about 180 jobs. A few days before Sony Ericsson’s announcement, MAGE SOLAR GMBH, a Ravensburg, Germany-based manufacturer of solar energy products, also announced that it will locate its North American headquarters in Dublin, Georgia. MAGE SOLAR markets high-grade photovoltaic modules, high-performance branded inverters, and mounting systems used in the solar energy industry. This project is estimated to bring $30 million in investment and is estimated to create 350 jobs over five years.

To help foster this international business growth, the Georgia Department of Economic Development has instituted the “Global Georgia” program to promote Georgia within the international community and prioritize international business development. The Georgia Department of Economic Development currently has 10 offices located in Brazil, Canada, Chile, China, Europe (Munich, Germany), Japan, Korea, Mexico, Israel and UK & Ireland.

This pro business climate continues to be widely recognized. Recently, Georgia has been ranked among the top 10 states in which to do business by CNBC (#10), Forbes magazine (#6), and Pollina Corporate Real Estate (#8). In 2010, Chief Executive magazine selected Georgia as 7th best state for job growth and business. This is one of many reasons why Georgia is the home to 14 Fortune 500 companies (with the City of Atlanta having the fourth largest concentration of Fortune 500 companies in the United States), including AFLAC, The Coca-Cola Company, The Home Depot, UPS, Delta Air Lines, Newell Rubbermaid, and NCR. Overall, over 75% of the Fortune 1000 companies have a presence in the Atlanta metropolitan area.

As mentioned above, historically much of this economic largesse has centered around the capital city of Atlanta. However, recently the State government has taken several steps to ensure that the other areas of Georgia share in this growth. Of particular note is the OneGeorgia Authority (the “Authority”). Established in 2000 and funded with a portion of the State’s recovery in the nationwide tobacco litigation settlement, the Authority was created to provide financial assistance to development projects targeted to assist Georgia’s economically distressed areas. It is anticipated that the Authority will invest over $1.6 billion over the term of the tobacco settlement. Unfortunately, due to the economic downturn, the fund for OneGeorgia Authority’s rural economic development program was cut from the fiscal year (“FY”) 2010 budget. However, under the FY 2011 budget, Georgia expects to provide $47,123,333 to fund the rural economic development program.

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The State government of Georgia and its elected officials have historically adopted a very conservative fiscal approach. This approach has resulted in the State having one of the lowest debt levels, per capita, in the United States. In 2007, Georgia had the 3rd lowest state per-capita debt and 4th lowest instate debt as a percent of personal income. As a result, Georgia is one of seven states to maintain a triple “A” bond rating by all three major rating agencies (see below).

General obligation bonds are typically issued by the State pursuant to Article VII, Section IV of the Constitution of the State of Georgia (the “Georgia Constitution”), which provides that such bonds are the direct and general obligations of the State. The operative language is set forth in Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides:

“The full faith, credit and taxing power of the State are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). . .”.

The Georgia Constitution further obligates the Georgia General Assembly to “raise by taxation and appropriate each fiscal year . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt.” The Georgia Constitution also establishes a special trust fund (the “State of Georgia General Obligation Debt Sinking Fund”), which is used for the payment of debt service requirements on all general obligation debt.

The Georgia Constitution also establishes certain limitations upon the amount of debt that the State can incur. In particular, Article VII, Section IV, Paragraph II(b) of the Georgia Constitution provides that, except in certain emergency situations (i.e., in times of war or to cover a temporary budget shortfall) the State may not incur additional debt if, in that fiscal year or any subsequent year, the cumulative annual debt service for both general obligation debt and guaranteed revenue debt (including the proposed debt) will exceed 10% of the total revenue receipts, less refunds, for the prior fiscal year. The Georgia Constitution prevents State departments and agencies from circumventing these debt limitation provisions by prohibiting them from executing contracts that may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

As mentioned above, the State may incur “public debt to supply a temporary deficit in the State treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which such debt is incurred.” (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) However, since this provision was enacted, the State has never had to exercise this power.

Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution. (See Article VII, Section VI, Paragraph VI of the Georgia Constitution).

As of June 30, 2009, the State had total outstanding bonded debt of $10,771,468,000. While this represented a substantial increase over the prior year ($9,545,352,000), the State remained well below the 10% threshold at 5.4%. As a result, as of June 30, 2010, the State maintained credits ratings of Aaa, AAA, and AAA from Moody’s Investor Services, Fitch, Inc., and Standard and Poor’s, respectively, making it only one of seven states to maintain such status.

The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the State budget which is considered, amended, and approved by the Georgia General Assembly.

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To protect the State in the event of a decline in State revenues, and reflective of its conservative fiscal approach, in 1976 the Georgia General Assembly established the Revenue Shortfall Reserve. This reserve is funded by surplus revenue collections, and its existence was instrumental in helping the State weather the nationwide economic downturn during FY 2002-FY 2004. During those 3 years, the State was able to cover revenue shortfalls by drawing monies from this reserve (approximately $680 million over the 3 year period) rather than raising taxes or cutting vital services. With the end of the economic downturn in FY 2005, the State then began to replenish the reserve, so that at the end of FY 2007, the reserve reached its peak with a balance of $1.7 billion (exceeding the pre-FY 2002 balance). Unfortunately, due to the economic downturn, this upward trend was reversed in FY 2008 and by the end of FY 2009 the Revenue Shortfall Reserve balance was reduced to $271 million.

This reserve increase was previously funded by the State experiencing substantial increases in revenue collections. For FY 2007, Georgia experienced a 7.5% increase over prior year collections ($17,600,126,000 versus $16,366,132,000). However, starting in the latter half of FY 2008, net revenue collections have declined. In FY 2009, total revenue collections were down by $1,830,818,000 (down 10.5%) from FY 2008 levels. The effect in the various subareas showed an overall decrease, as Individual Income Taxes (down 12.2%), Motor Fuel Taxes (down 14.8%), Corporate Income Taxes (down 26.3%) and Sales and Use Taxes (down 7.6%) were down from FY 2008 levels. The only areas in which the State experienced an increase in revenue collection were Property Taxes (up 1.9%) and Alcohol Beverages Tax (up 1.2%).

Unfortunately, this downward trend continued in FY 2010. Net revenue collections were down from FY 2009 in all areas, including Individual Income Taxes (down 10%), Motor Fuel Taxes (down 3.8%), Corporate Income Taxes (down 1.4%) and Sales and Use Taxes (down 10.6%). Overall, for FY 2010, net revenue collections totaled around $14 billion, down 9.1% from FY 2009.

On June 8, 2010, Governor Sonny Perdue signed the state’s $17.9 billion FY 2011 budget, $700 million less than the original FY 2010 budget. This budget was also $300 million less than the budget originally recommended to the legislature and $3.5 billion less than the original FY 2008 budget recommendation.

One continued positive source of revenue for the State has been the Georgia Lottery Corporation. Established in 1992, the State uses profits from the lottery to fund numerous education-based initiatives, including a voluntary, state-wide pre-Kindergarten education program and the HOPE Scholarship Program (for post-secondary education). In FY 2010, Georgia Lottery transferred $883,878,000 to the State Treasury’s Lottery for Education Account, over $11.7 million more than in FY 2009. The Georgia Lottery Corp. ended FY 2010 as the only traditional U.S. lottery to experience 12 consecutive years of growth in profits.

One significant byproduct of the HOPE Scholarship Program has been the substantial increase in the percentage of college educated adults. In 1999, only 21% of Georgia’s population had a college degree, far below the national average. In 2008, 27% of the population had a college degree, on par with the national average. Furthermore, in 2010, CNBC ranked the Georgia’s workforce number 3 in the nation.

Another positive source of income to the State has been the American Recovery and Reinvestment Act of 2009 (“ARRA”). During FY 2009, the State recognized $725 million in ARRA funds which were used for miscellaneous purposes.

Personal income is a second key indicator of economic conditions in Georgia. Total personal income, relative to that of the U.S., has been growing despite the economic downturn. For FY 2008, Georgia’s personal income grew by 4.9%, compared to 5.3% for the nation as a whole. However, in 2009 state personal income declined by an average of 1.7%, matching the national average.

Georgia has also undergone significant political change during the 21st century. In November 2002, the State elected its first Republican Governor since Reconstruction. In addition, in light of significant election gains, as

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well as the well-publicized switch of political parties by several State Senators, the Republican Party gained control of the State Senate. This trend continued in 2004, as the Republican Party gained control of the State House and a second Republican Senator was elected (making it the first time since Reconstruction that Georgia had 2 Republican Senators). There is uncertainty surrounding the upcoming 2010 elections as, in addition to voting on the Legislature, Georgians will elect a new Governor (the current Governor is prohibited from running due to a 2-term limit).

Significant Contingent Liabilities

In response to a written request from the State Auditor, the Law Department for the State identified the following material litigation, claims and assessments as of June 30, 2009:

Plymel, et al. v. Teachers Retirement System, et al., Fulton Superior Court Civil Action No. 2004-CV-84312; Georgia Supreme Court decision reported at 282 Ga. 409 (2006). The Plaintiffs in this case filed a class action in April, 2004, seeking additional retirement benefits retroactive to the time of their individual retirement dates for a class of those retirees who elected survivorship options and who retired between 1983 and February 1, 2003, in the retirement plan administered by the Teachers Retirement System of Georgia (“TRS”). Plaintiff/Retirees alleged that TRS’ failure to use updated mortality tables resulted in miscalculations of monthly benefits and therefore additional monies are due to Plaintiffs for underpayment of benefits. The Plaintiff class numbers approximately 15,000. TRS was unsuccessful defending the case on the merits. The court in Plymel utilized a statute of limitations of six years, a pre-judgment rate of interest of 7% and a post-judgment interest rate equal to prime plus 3%. The Plaintiffs’ attorneys were awarded a fee equal to 25% of the total liability due to the class under the judgment. The total liability for TRS in this case for the adjusted benefit payments and attorneys’ fees was finalized at $414,259,402 and, following a final payment in September, 2009, is paid in full. All payments made by TRS pursuant to this class action were paid from the assets of TRS.

William A. Willis, et at. v. Employees’ Retirement System of Georgia, et al., Fulton Superior Court Civil Action No. 2007-CV-128923, filed January 31, 2007, set forth against Employees’ Retirement System of Georgia (“ERS”) exactly the same issues as were presented in Plymel v. TRS. The parties having agreed that the Plymel rulings will apply in Willis as well, ERS conceded liability on the breach of contract claim in Willis. ERS has agreed, and the Court has accepted, that the parties will use the statute of limitations and interest rate figures used in the Plymel case. The total liability for ERS in this case for the adjusted benefit payments and attorneys’ fees was finalized at $145,972,960. To date, ERS has made payments of approximately $31,309,000 in FY 2009, and approximately $43,500,000 on September 1, 2009, with approximately $71,164,000 liability outstanding and payable over time. All payments made by ERS pursuant to this class action are paid from the assets of ERS. The only remaining issue outstanding in Willis concerns application of an administrative rule that limits retirement benefits to 90% of the highest salary earned by the member while actively employed. This issue was scheduled to be heard before the court in September, 2009, but the hearing was postponed pending settlement discussions. A status conference was scheduled for January 21, 2010. The outcome of this issue is not anticipated to have an appreciable effect on the total liability amount.

Smitha Anderson v. PSERS, et al., Fulton Superior Court Civil Action No. 2008-CV-154757. This is another class action presenting the same issues as Willis and Plymel, set forth against the Public School Employees Retirement System (“PSERS”). The parties agreed to apply the same statute of imitations and interest rates determined in Willis and Plymel. The total liability for PSERS in this case for adjusted benefit payments and attorneys’ fees was finalized at $2,168,024. To date, PSERS has made payments of approximately $1,086,000, with approximately $1,082,000 liability outstanding and payable over time. All payments made by PSERS pursuant to this class action are paid from the assets of PSERS.

Georgia Power Company v. Graham, Fulton County Superior Court Civil Action File No. 2007-CV 137383 filed on or about July 24, 2007. This case arose from Georgia Power’s claim for the Port Tax Credit (the “Credit”) provided by O.C.G.A. § 48-7-40.15. Georgia Power asserts that its increase in imports through Georgia

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ports during the tax years 2002 through 2004 inclusive qualifies Georgia Power to receive a Credit based income tax refund. The total Credit claimed is in excess of $50 million, although the amount of refund for each taxable year is capped, with the excess Credit carrying forward to subsequent tax years. The Commissioner has answered the Complaint asserting that Georgia Power Company does not satisfy the statutory requirements to qualify for the Credit. Discovery in this case is complete and the parties have filed cross-motions for summary judgment. It is anticipated that oral argument on the cross-motions for summary judgment will be heard in January 2010.

Western Surety Company and Continental Casualty Company v. the State of Georgia, Department of Transportation, Heard County Superior Court Civil Action No. 08-v-l06. The plaintiff, Western Surety Company and Continental Casualty Company (“Western Surety”) was the surety company for Bruce Albea Company (“BAC”) on a Georgia Department of Transportation (“GDOT”) project. On June 29, 2007 BAC delivered a notice to GDOT advising that it was voluntarily abandoning the project. GDOT directed Western Surety to take over the work in accordance with the construction contract and Western Surety subsequently hired a completion contractor. Western Surety filed this action against GDOT on March 18, 2008, alleging three breach of contract causes of action, two related to price escalations of asphalt both prior to and subsequent to the original completion date, and the third alleging the failure to pay an outstanding contract balance in excess of $500,000 for work performed by the completion contractor. Western Surety also alleges a claim under the Prompt Payment Act. The case is currently in discovery. Plaintiffs have not stated a final claim amount but preliminary indications of potential damages sought are approximately $9,000,000.

Salary-Related Litigation: A state employee and certain teachers have brought separate law suits challenging steps the State has taken to manage expenditures relative to reduced revenues. In Stalling, et at. v. State of Georgia, et al., several school teachers contend that: (i) a statutory amendment making the payment of monetary incentives to teachers for achieving national certification “subject to appropriations” of funding for such incentive payments and (ii) any subsequent reductions in the appropriations are unconstitutional. In Estill, et al. v. State of Georgia, et al., a state employee seeks class certification and contends that state employees were entitled under state law to a general salary increase of 2 1/2% for the latter half of FY 2009 on the basis of initial appropriations (later reduced). Both cases are pending in the Superior Court of Fulton County and are in the initial stages of litigation. The State’s position is that the statute challenged in the Stalling case is constitutional; that the actions of the defendants in both cases were within their lawful authority, and that the plaintiffs in both cases are not entitled to any relief.

Citibank USA, N.A., et al. v. Bart L. Graham, Fulton County Superior Court, Case No.2007-CV-140161. This action was filed on September 20, 2007 and seeks a sales tax refund of $10,147,730 from the Department of Revenue. It involves a legal issue decided in the Department’s favor in Citibank USA, N.A., et al. v. Graham, Fulton County Superior Court, Case No. 2005-CV-109444, which was filed December 2, 2005 to obtain a $2,281,990 refund. Citibank’s application for discretionary appeal in the first lawsuit was denied by the Georgia Court of Appeals. The issues in second case are fully briefed, and we are awaiting a decision on the Department’s motion to dismiss.

Kenny A., et at. v. Sonny Perdue, Department of Human Resources, et al., United States Court of Appeals for the Eleventh Circuit, Nos. 06-15514, 06-15874. This was a class action lawsuit filed on behalf of 2,200 children in state custody asserting systemic deficiencies in foster care in Fulton and DeKalb counties. A Consent Decree was entered wherein the Department of Human Resources (“DHR”) agreed to make a number of specific system-wide management and infrastructure reforms. The District Court appointed two independent accountability agents to monitor DHR’s progress and awarded attorneys’ fees to the plaintiffs in the amount of $10.5 million. DHR appealed the award of attorneys’ fees to the Eleventh Circuit Court of Appeals. In July, 2008, the Court of Appeals affirmed the entire award. However, the majority opinion noted that the panel grudgingly affirmed the $4.5 million multiplier applied by the district court because they were bound by Eleventh Circuit precedent which may conflict with that of the United States Supreme Court. In light of the tone of the majority and concurring opinions, DHR filed a petition for rehearing en banc in the Eleventh Circuit which was denied on November 5, 2008. On April 6, 2009, the U.S. Supreme Court granted the State’s petition for

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certiorari on the award of attorney’s fees in this case, and oral argument was conducted before the Supreme Court on October 14, 2009. A decision in this case is not expected until mid-2010.

Buford Dam/Lake Lanier Water Litigation: The State is involved in multi-district litigation in the United States District Court for the Middle District of Florida which includes several cases involving the operation of Buford Dam and Lake Lanier. In 1946, the U.S. Congress authorized and funded the construction of the Buford Dam, and granted the U.S. Army Corps of Engineers (the “Corps”) authority to operate Buford Dam and the resulting reservoir, Lake Lanier. Water supply was declared to be an incidental purpose of the project. Construction on the dam commenced in 1950 and lasted approximately six years. In 1958, the U.S. Congress enacted the Water Supply Act of 1958, which allowed the Corps to use its reservoir projects for municipal water supply subject to certain restrictions. During the 1970’s the Corps began to enter into water supply contracts with certain Georgia municipalities allocating water from Lake Lanier storage for local water supply. The Corps took the position that this was an appropriate use. However, when Atlanta and other surrounding communities sought additional water in the late 1980’s, the Corps prepared a draft post authorization change report as part of the process of granting the request. Subsequently, Alabama initiated litigation against the Corps in the United States District Court for the Northern District of Alabama, in which Florida and Georgia intervened.

Following almost twenty years of litigation and negotiations involving the use of water among various private entities and governmental entities in Georgia, Alabama, and Florida, multiple cases involving the use of the waters of the Apalachicola-Chattahoochee-Flint River Basin were referred to the United States District Court for the Middle District of Florida (the “District Court”), sitting as a multi-district litigation court, for resolution. The main components of such litigation are: (1) a case involving the rights of Georgia municipalities to use water from Lake Lanier (the “Georgia I” case); (2) a case involving the right of the Southeastern Federal Power Customers Association to be compensated for loss of hydroelectric power production due to the increasing use of water from Lake Lanier by Georgia municipalities; and (3) a case dealing with the quantity of water that the Corps should release from Lake Lanier to support the habitat of certain endangered species in the Apalachicola River in Florida in purported violation of the Endangered Species Act (the “ESA Litigation”). The ESA Litigation is in the early stages.

On July 17, 2009, the District Court issued an order making the following findings in the Georgia I case (the “Georgia I Order”): (1) water supply is not an authorized purpose of Lake Lanier, i.e., the lake was not built to provide for water supplies to municipalities in Georgia; (2) the quantity of water usage that would be authorized under a 1989 draft post authorization change in use report prepared by the Corps would require approval by the U.S. Congress; (3) the present level of water usage from Lake Lanier by Georgia municipalities violates the Federal Water Supply Act of 1958 and therefore is not authorized; and (4) the request by Georgia to the Corps, made in 2000, for additional water from Lake Lanier, would also violate the Federal Water Supply Act of 1958, and would be unauthorized. The Georgia I Order allows Georgia municipalities to continue using water from Lake Lanier for three years at current water usage levels in order to achieve a Congressional or other settlement, after which water usage from Lake Lanier (in the form of withdrawals from the lake and releases for downstream withdrawal) must revert to the “baseline” operation of the mid-1970’s, with an exception for withdrawal of 10 million gallons of water per day for the cities of Buford and Gainesville, Georgia. The State has filed a notice of appeal and has also requested that the District Court enter final judgment in Georgia I on the theory that all issues in such case are resolved. The District Court has declined the State’s request for the entry of final judgment. Alabama and Florida, as opposing parties, contend that the Georgia I Order is not appealable and have asked the Eleventh Circuit Court of Appeals to dismiss Georgia’s appeal.

Maryland

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Maryland Intermediate Municipal Bond Fund’s policy of concentrating its investments in Maryland issuers. This information supplements the information in the prospectus. This information constitutes only a brief summary, does not purport to be a complete description and is based on information from official

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statements relating to securities offerings of the State of Maryland (“Maryland” or the “State”) and other sources that are generally available to investors as of July 15, 2010. While generally believed to be accurate, we have not independently verified the information in this summary and will not be updating it during the year. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

Unless stated otherwise, the ratings indicated are for obligations of the State and are current as of July 15, 2010; there can be no assurance that these ratings will not change. Bonds issued by Maryland’s political subdivisions and other issuers of tax-exempt bonds may have different ratings which are unrelated to the ratings assigned to State bonds. Similarly, conduit bonds issued for private borrowers have ratings which are unrelated to the ratings assigned to State bonds.

Maryland and its economy. According to the 2000 Census, Maryland’s population on April 1 of that year was 5,296,486, an increase of 10.8% from the 1990 Census. Maryland’s population is concentrated in urban areas. Approximately 87.0% of Maryland’s population lives in the densely populated Baltimore-Washington region. Per capita income in 2009 was $48,285 in Maryland, compared to the national average of $39,138 in that year. Per capita income in Maryland increased at an annual rate of 0.3% in 2009, higher than the national decline of 2.6%.

Maryland’s economy is more reliant on the service and government sectors than the nation as a whole, while the manufacturing sector is much less significant in Maryland than it is nationwide. As one of the wealthier states, in Maryland a greater share of personal income is derived from dividends, interest and rent, and a lesser share comes from transfer payments. Maryland’s economy is also particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2009 was 10.5% for Maryland residents, compared to 4.1% nationwide. Maryland’s unemployment rate has been lower than the rest of the country for the past ten years, while the labor force in Maryland has grown more slowly than the rest of the country in seven of the last ten years. In 2009, the unemployment rate in Maryland was 7.0%, as compared to a national unemployment rate of 9.3%. In May 2010 these rates had increased to 7.2% in Maryland and 9.7% in the United States as a result of the ongoing economic downturn.

State fiscal information. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland’s fiscal year 2009 ended with a $87.2 million general fund balance on a budgetary basis, reflecting a $349.9 million decrease compared to the balance projected at the time the fiscal year 2010 budget was enacted. In addition, there was a balance of $691.8 million in the Revenue Stabilization Account of the State Reserve Fund. The Revenue Stabilization Account of the State Reserve Fund provides financial support for future needs of the State and is intended to reduce the need for future tax and other revenue increases. However, the State can move funds in the Revenue Stabilization Account to cover other areas of its budget, and has done so recently. As described below, over the last few years the State has used reserve funds to pay for operating shortfalls. General fund revenues on a budgetary basis realized in the State’s fiscal year 2009 were below estimates by $356.4 million, or 2.7%. On a GAAP basis, the fiscal year 2009 reserved general fund balance was $1,363.0 million, while the unreserved, designated and undesignated, fund balances were $146.9 million and $0.0 million, respectively; these balances compare to the reserved general fund balance of $1,388.2 million, and unreserved, designated and undesignated, fund balances of $538.0 million and $959.4 million, respectively, at the end of fiscal year 2008.

2010 budget. On April 13, 2009, the General Assembly approved the budget for fiscal year 2010. The fiscal year 2010 budget included, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,736.3 million in aid to local governments from general funds reflecting full funding of the Thornton public school assistance program; and (3) deficiency appropriations of $273.0 million for fiscal year 2009, including a reduction of $364.9 million in the Department of Health and Mental Hygiene primarily in Medicaid due to the availability of federal stimulus funds as further described below.

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As part of the fiscal year 2010 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2009 (the “2009 Act”), which provided for transfers to the General Fund in fiscal year 2010 of $216.3 million, including $31.0 million of transfer tax revenues and $161.9 million from the local share of highway user revenues. The 2009 Act and other legislative actions cumulatively decreased fiscal year 2010 revenues by $24.8 million.

Reductions to required fiscal year 2010 general fund appropriations included $34.0 million in aid to community colleges; $24.0 million due to modifications in the local jail reimbursement program; $16.1 million representing a decrease in the State share (from 80% to 70%) of the cost of placing students with special needs in non-public establishments; and $11.8 million reflecting the elimination of a State match of employee contributions to the deferred compensation plan. The fiscal year 2010 budget did not include funds for any employee cost of living adjustment or merit increases. State aid to primary and secondary schools included $10.8 million in Education Trust Fund revenues generated through anticipated licensing fees for Video Lottery Terminals and $297.3 million in State Fiscal Stabilization Funds authorized by the American Recovery and Reimbursement Act of 2009 (“ARRA”). The fiscal year 2010 budget also included $660.0 million in additional federal funds for the Medicaid program resulting from increased federal funding authorized by ARRA.

The fiscal year 2010 budget included $139.9 million for the Revenue Stabilization Account of the State Reserve Fund. The required certain payment of $63.0 million from the Dedicated Purpose Account to the Maryland Transportation Authority for certain transportation projects was reduced and funded with general obligation bonds instead. Transfers from the State Reserve Fund to the general fund totaled $210.0 million in fiscal year 2010.

Subsequent Events – fiscal year 2010. In order to close emerging gaps between anticipated revenues and budgeted expenditures, the Governor proposed, and the Board of Public Works approved, general fund budget reductions of $205.3 million on July 22, 2009, $223.3 million on August 26, 2009 and $102.8 million on November 18, 2009.

As part of the fiscal year 2011 budget plan discussed below, the General Assembly enacted the Budget Reconciliation and Financing Act of 2010 (the “2010 Act”), legislation that authorizes various funding changes resulting in increased general fund revenues and decreased general fund appropriations. The 2010 Act authorized transfers to the general fund in fiscal year 2010 of $317.4 million from various special fund balances, including $136.2 million from a highway user revenue account and $133.3 million from the University System of Maryland. An additional $330.1 million in unexpended capital program balances were authorized for transfer to the general fund, including $103.1 million from the local jurisdictions’ share of certain park improvement funds. The 2010 Act and other legislative actions cumulatively increase fiscal year 2010 general fund revenues by $58.8 million. As of July 15, 2010, the State estimated that the general fund balance on a budgetary basis at June 30, 2010 would be $153.8 million. In addition, the State estimated that the balance in the Revenue Stabilization Account of the State Reserve Fund would be $612.1 million at June 30, 2010, equal to 4.8% of estimated general fund revenues.

2011 Budget. On April 12, 2010, the General Assembly enacted the budget for fiscal year 2011. The fiscal year 2011 budget includes, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,741.6 million in aid to local governments from general funds; (3) $15.0 million to the State Reserve Fund; and (4) deficiency appropriations of $195.8 million for fiscal year 2010, including $108.9 million for Medicaid and $39.3 million for public education. The fiscal year 2011 budget does not include funds for any employee cost of living adjustment, merit increases, nor a match for contributions to deferred compensation.

As part of the fiscal year 2011 budget plan, the General Assembly enacted the 2010 Act, which increases fiscal year 2011 general fund revenues by $35.5 million, including $22.1 million by diverting to the general fund a portion of sales taxes and motor fuel taxes from the Chesapeake Bay 2010 Fund, $11.0 million resulting from

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changes in the allocation of interest earnings that otherwise would be retained in special funds accounts, and $2.4 million in admissions and amusement tax attributable to the cultural arts. The fiscal year 2011 budget also includes net general fund revenue increases of $9.2 million from various sources. The 2010 Act authorizes transfers to the general fund in fiscal year 2011 of $22.3 million, including $11.7 million from the University System of Maryland and $6.0 million in furlough-related savings from various special funds. The 2010 Act also authorizes transfers to the general fund totaling $111.7 million from capital-related special fund balances, including $45.0 million from the Bay Restoration Fund and $54.0 million in transfer tax revenues.

State aid to primary and secondary schools includes $114.0 million in Education Trust Fund revenues generated through $60.0 million in anticipated revenue from Video Lottery Terminals and $54.0 million in gaming licensing fees. The 2011 budget also includes $389.0 million in additional federal funds for the Medicaid program. The State has indicated that it anticipates federal legislation extending the enhanced federal Medicaid match provisions originally authorized by ARRA; at this time, this legislation has not been enacted.

The fiscal year 2011 budget includes $15.0 million for the State Reserve Fund in the Dedicated Purpose Account for distribution to the Department of Health and Mental Hygiene for the Prince George’s County Health Care System. The fiscal year 2011 budget also eliminates operating funds for certain road improvements, which will be funded in fiscal year 2011 by general obligation bonds instead. No transfers from the State Reserve Fund to the general fund are planned in fiscal year 2011.

As of July 15, 2010, the State projected the general fund balance on a budgetary basis at June 30, 2011 to be $203.9 million. In addition, the State projected the balance in the Revenue Stabilization Account of the State Reserve Fund to be $630.7 million at June 30, 2011, equal to 4.8% of estimated general fund revenues.

Federal stimulus funding. ARRA provides support for the states, including the State, by funding infrastructure, education programs, human services programs, and providing discretionary funds. ARRA provides over $4.5 billion in formula funding to Maryland governments. ARRA grants to Maryland provide $421.7 million for educational programs, $765.2 million for infrastructure programs, and $477.7 million for other programs. ARRA also includes $101.8 million in grants to local governments and aid organizations that are not appropriated in the State budget. These funds will be distributed directly to the local governments and aid organizations.

ARRA also provides federal grants for which State and local governments must compete, including grants to support law enforcement, habitat conservation, and the arts. It is uncertain how much of these funds the State or Maryland local governments will receive and, accordingly, they are not included in ARRA estimates for Maryland.

ARRA’s most significant impact for Maryland is the $2.9 billion that can support State general fund commitments. These funds support Medicaid, education, and discretionary State spending; the funds are used in the place of general funds to sustain State funding from fiscal years 2009 to 2011. When the funds are no longer available, the State and other Maryland local government will need to replace the funds or reduce spending. ARRA also permits 18.2% of the Fiscal Stabilization funds to support general government services; these funds, which total $160.1 million, have been applied $1.5 million in fiscal year 2009, $79.6 million to 2010 and the remaining $79.0 million is included in the fiscal year 2011 budget.

Other fiscal challenges facing Maryland. The State also has a substantial unfunded actuarial liability, estimated to be approximately $18.4 billion as of June 30, 2009, or 172.2% of payroll, on the pension plans guaranteed by the State. Other retirement programs administered by the State also are experiencing material shortfalls, as are the retirement programs of the City of Baltimore. In addition, after several years of analysis of the State’s other post-employment benefit (“OPEB”) liabilities, the State has determined that the State’s unfunded actuarial accrued liability for OPEB liabilities was $15.5 billion as of June 30, 2009; the amount held in trust to pay OPEB liabilities was $174.3 million as of that date. A commission formed in 2006 to develop a

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plan with respect to the State’s OPEB liabilities reported in an Interim Report released in December 2008 that, in its view, Maryland cannot sustain the current level of retiree health benefits. The commission is continuing to explore options for redesigning retired health benefits and/or the way the State pays for them to arrive at a solution that is both fiscally sound and fair to current and retired State employees.

State-level municipal obligations. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland’s Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. In its fiscal year 2009 capital program, 49% of the new general obligations bond authorizations represent financing of State-owned capital facilities and State programs, 50% represent financing of capital improvements owned by local governmental units, and 1% represent financing of capital improvements owned by non-profit or other private entities. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. The State has projected to have approximately $9,695.1 billion of State tax-supported debt outstanding as of July 31, 2010.

The State’s public indebtedness can be generally divided into the following categories:

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The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects, including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State’s real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State’s general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 15, 2010, the State’s general obligation bonds were rated AAA by Fitch, Aaa by Moody’s Investors Service, Inc., and AAA by Standard & Poor’s. We cannot assure you that such ratings will be maintained in the future.

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The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues generated from the financed facilities, including an expansion to BWI airport, rail transportation facilities, highways and other transportation facilities. Holders of these bonds are not entitled to look to any other sources of payment. The 2009 General Assembly established a maximum outstanding principal amount of $661.8 million as of June 30, 2010, for all nontraditional debt of the Maryland Department of Transportation. Nontraditional debt outstanding is defined as any debt instrument that is not a consolidated transportation bond or Grant Anticipation Revenue Vehicle (“GARVEE”) Bond; such debt includes, but is not limited to, certificates of participation (documented by conditional purchase agreements), debt backed by customer facility charges, passenger facility charges, or other revenues, and debt issued by Maryland Economic Development Corporation (“MEDCO”) or any other third party on behalf of the Maryland Department of Transportation. As of March 31, 2010, the outstanding principal amount of such nontraditional debt was $671.4 million and is projected to be $661.8 million at June 30, 2010.

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The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums, convention centers and recreational facilities payable primarily from lease rentals, sports lottery and other revenues. At March 31, 2010, the principal amount of outstanding Maryland Stadium Authority bonds and capital leases was $249.7 million.

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Certain other State units, such as Maryland’s university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority, like the Maryland Department of Transportation, has issued bonds which are payable solely from collections from airline travel; declines in air traffic at BWI airport could impede repayment of such bonds.

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During the 2004 General Session, the General Assembly created the Bay Restoration Fund to be managed by the Maryland Water Quality Financing Administration. The Bay Restoration Fund receives a mandatory fee of $30 per year per equivalent dwelling unit from users of sewerage systems in Maryland, as well as $30 per year from septic system users. The Bay Restoration Fund sewer fee generated $53.3 million in revenue (cash basis) during fiscal year 2009. Future sewer fee revenues are projected at approximately $55.0 million per year. The sewer fee revenues are pledged, to the extent necessary, as security for revenue bonds issued by the Maryland Water Quality Financing Administration, the proceeds of which will be applied primarily to provide grant funds to upgrade wastewater treatment plants with enhanced nutrient removal technology. The first $50 million of Bay Restoration Revenue Bonds were issued on June 25, 2008. Between 2010 and 2012, the Maryland Water Quality Financing Administration expects to issue an additional $480.0 million in Bay Restoration Revenue Bonds. A fiscal year 2010 transfer of $155.0 million and a fiscal year 2011 transfer of $45.0 million from the Bay Restoration Fund to the general fund will not affect the security or issuance of these bonds.

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The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase, conditional purchase, sale-leaseback and similar transactions to finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government’s taxing power is pledged but are ordinarily backed by the issuer’s covenant to budget for, appropriate and make the payments due on such obligations. Such arrangements generally contain “non-appropriation” clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government cannot be held contractually liable for the payments. As of June 30, 2010 the total of such financings outstanding was $210.6 million.

Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes.

Other issuers of municipal bonds. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating agencies, these ratings are often achieved through bond insurance or other credit enhancement. Over the last several years, however, repeated downgrades

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of the ratings of bond insurers have resulted in substantially lower ratings on these bonds. Additionally, most issuers within Maryland have received lower ratings than the State.

Many of Maryland’s counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services in the District of Columbia area, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue bonds. Many of the municipal corporations in Maryland have also issued bonds. In addition, all Maryland localities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers and the revenues pledged to the repayment of the bonds.

Local governments in Maryland receive substantial aid from the State for a variety of programs, including education costs and discretionary grants. However, cuts in State aid to local governments, lower tax and other receipts and the overall economic situation have required some Maryland counties and municipalities to find creative sources of revenue and to cut services and expenditures. The ongoing budget shortfalls at the State level, as well as other future events, might require further reductions in, or the discontinuation of, some or all State aid payments to local governments. Cutbacks in State aid and reductions in other local revenues are adversely affecting local economies.

Risks and uncertainties. Generally, the primary default risk associated with government obligations is the nonpayment of taxes or other revenues supporting the debt. In addition, certain debt obligations in the Fund may be obligations of issuers other than the State, such as those listed above. Although the State has received the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay their obligations. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may consist of obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since any decline in that one industry could impede repayment. Finally, the economic environment has had and continues to have a substantial impact on the bond markets. The State, its political subdivisions and other conduit borrowers regularly issue bonds to fund capital projects. Since the credit crisis began, interest rates on some financings have increased and other financing sources have dried up. As a result, some local governments and other borrowers have experienced increased borrowing costs or cash flow difficulties.

As described above, State and local revenues have been reduced due, at least in part, to the current economic environment. Substantial losses in the job market, considerable declines in individual and business income taxes and transfer and other ad valorem property taxes, coupled with reduced consumer and business expenditures have already impacted State and local revenues and are likely to continue to do so for some time. The cumulative effect of the ongoing market uncertainty and the economy makes the economic outlook of the State, its political subdivisions and other borrowers challenging and at the same time, difficult to predict. While Maryland’s economy is unusually dependent on the federal government because a large percentage of Maryland residents are employed either by the federal government or in companies working with the federal government, other sectors of Maryland’s economy are experiencing the same difficulties as in the rest of the nation. Additionally, funds received by the State and any localities under ARRA are only temporarily available to support general fund commitments. Maryland and its local governments will need to decrease spending, cut employment, raise taxes and take other measures to balance their budgets for several years.

The impact of State budget cuts places an additional burden on local governments. The City of Baltimore and other political subdivisions and municipalities, many of which were already experiencing fiscal pressures due to general economic conditions and other factors, are themselves experiencing lower revenues due to lower

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income tax and property transfer tax revenues. Many of these local governments depend on State aid, and cutbacks in such aid as a result of the State’s own financial issues is adversely affecting local budgets.

Finally, the ongoing economic environment and credit crisis could affect the cash flow and ability of many conduit borrowers on bonds to service the debt service payments on their bonds; many of these entities may be unable to raise revenues due to weak consumer demand or other factors or may be experiencing higher costs (e.g., increased charity care), so the combination of higher interest rates, lack of access to capital and lower revenues or higher expenses could result in defaults on these conduit obligations. Similarly, reductions in State aid (e.g. to private educational and social or health institutions) may affect the budget of private borrowers.

North Carolina

State Economy

According to 2008 U.S. Census Bureau estimates, the State of North Carolina (“North Carolina” or the “State”) is the tenth most populous state, with a population greater than 9.2 million people. Its economy is a combination of manufacturing, agriculture, services and tourism. There is also a significant military presence in North Carolina, contributing almost 7% of the gross state product, according to a 2008 study by the North Carolina Department of Commerce.

The State is transitioning from an economy based mainly in agriculture and manufacturing (e.g. furniture and textiles) to a services and goods based economy. Greater than 50% of North Carolina’s labor force is employed in one of four industry sectors: health care and societal assistance, retail trade, manufacturing and educational services. However, the manufacturing slowdown continues to be felt in North Carolina. Manufacturing employment, which currently constitutes approximately 11.5% of total employment, has decreased significantly from 2003, when it constituted approximately 16% of total employment. While North Carolina remains the national leader in textile employment, job losses in the industry, which have been mounting for decades, are expected to continue. Nationwide, employment in the textile industry is expected to decline by 35% through the year 2016.

The national and global economic downturn has had a negative impact on North Carolina’s economy. North Carolina’s labor market has contracted significantly since January 2008, with the unemployment rate rising from 5.0% in January 2008 to 10.8% in April 2010. During the same period, total employment (as reported by the Employment Security Commission of North Carolina) decreased by over 251,000 jobs or 5.8%. The unemployment rate in April 2010 was the nation’s fourteenth highest and is slightly below the State’s highest recorded unemployment rate since the State began keeping seasonally adjusted data in 1976 (11.2% in February 2010). The unemployment rate is predicted to peak in 2010, followed by a decrease to approximately 9.0% in 2011. The education and health services sector, which is projected to expand 2.5% over the next several years, will likely lead the growth in employment, while construction and manufacturing will likely suffer longer than other industry sectors.

State Budget

The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the period plus any surplus remaining in the State Treasury at the beginning of the period. The State’s budget is originally proposed by the Governor (the “Governor’s Recommended Budget”) in odd-numbered years. The Governor’s Recommended Budget is a biennial budget covering the two fiscal years starting July 1 of the year in which it is first proposed, and ending June 30 of the second year thereafter. The North Carolina General Assembly (the “General Assembly”), which has final authority to approve the State’s budget, considers the Governor’s Recommended Budget during its long session, held in odd-numbered years, making changes as it sees fit. The final budget must be ratified by both houses of the General Assembly and either signed into law by the Governor or, if the Governor vetoes the bill, overridden

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by a 3/5 vote of the General Assembly. During its short session, held in even-numbered years, the General Assembly has the power to adjust the certified budget for the second year of the biennium, based on revenues collected and economic and other considerations. The biennial budget for fiscal years 2009-2010 and 2010-2011 was ratified by the General Assembly on August 5, 2009 and signed into law by the Governor on August 7, 2009 (the “Certified Budget”).

The Certified Budget included revenue adjustments and significant revisions to the State’s tax structure, together expected to generate approximately $3 billion in additional revenue over the biennium. The majority of this additional revenue was expected to come from various changes to the State’s tax laws, including a temporary increase in the sales tax rate, temporary surtaxes on individual and corporate income, a slight broadening of the sales tax base, and an increased excise tax on tobacco and alcohol sales. The additional revenue available during the biennium, consisting in large part of these changes in tax laws, totaled $1.4 billion in fiscal year 2009-10 and $1.5 billion in fiscal year 2010-11.

On April 13, 2010, the Fiscal Research Division of the General Assembly released its memorandum on the revised consensus revenue forecast for the remainder of the biennium. The consensus forecast represents a revenue forecast agreed upon by the Fiscal Research Division and the North Carolina Office of State Budget and Management and provides one basis upon which the General Assembly makes adjustments to the Certified Budget during its short session. According to the consensus forecast, the revenues for 2009-2010 are expected to fall short of the Certified Budget’s forecast by $391 million. The shortfall for 2010-2011 is even more severe, with revenues forecast to be $788 million less than anticipated in the Certified Budget.

On June 30, 2010, the General Assembly ratified, and the Governor signed into law, a bill adjusting the second year of the Certified Budget, making changes to the fiscal year 2010-2011 appropriations and revenues. The fiscal year 2010-2011 adjustment combines reductions in spending across a number of State departments and agencies with adjustments to revenue, in order to close the projected revenue gap and balance the budget, as required by the North Carolina Constitution.

Financial Report

On June 15, 2010, the Office of the State Controller released its General Fund Monthly Financial Report for the period ended May 31, 2010. The General Fund had a negative balance in unreserved funds of $18.4 million, compared to a negative balance of $344.8 million as of May 31, 2009. For May 2010, North Carolina’s tax revenues, net of refunds, increased by $115.9 million, or 11.6%, compared to May 2009. For the year to date through May 31, 2010, net tax revenues reflected an increase of $644.7 million, or 4.2%. For the year to date through May 31, 2010, investment earnings declined from the same time period in 2009 by $75.6 million, or 67%, due to lower rates of return on investment and lower cash availability for investment.

Litigation

The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

In Hoke County, et al, v. State of North Carolina and State Board of Education, students and the boards of education in five North Carolina counties sought a declaration that the public school system of North Carolina, by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various public education statutes, violates the North Carolina Constitution. After its motion to dismiss was denied, the State appealed, and the North Carolina Supreme Court held that North Carolina’s funding system for public education does not unlawfully discriminate against low wealth counties. However, the court held that the North Carolina Constitution guarantees every child the opportunity to obtain a sound basic education and remanded the case for trial. On October 26, 2000, the trial court held that at-risk children in North

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Carolina are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education and the “sound basic education” mandated by the North Carolina Supreme Court. On March 26, 2001, the trial court ordered all parties to determine why certain school systems were succeeding without additional funding. The court re-opened the trial, in the fall of 2001, to call additional witnesses, resulting in the trial court directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The North Carolina Supreme Court affirmed the trial court, with the exception of the requirement for pre-kindergarten educational programs. The State is currently taking steps to respond to the court’s directives. The amount of resources which may ultimately be required is not yet known but, according to the Office of the State Controller’s Comprehensive Annual Financial Report for the fiscal year ended June 30, 2009, could exceed $100 million.

In N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al., plaintiffs (including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties) requested a declaration that certain payments to state administrative agencies are civil penalties which, under the North Carolina Constitution, must be paid to the schools. On December 14, 2001, the trial court granted summary judgment in favor of the plaintiffs, holding that the funds are civil fines or penalties required by the North Carolina Constitution to be paid to the public schools in the county where the violation occurred. The case was appealed, and the decision of the North Carolina Court of Appeals was substantially favorable to the State. The North Carolina Supreme Court reversed, holding that a majority of the funds in dispute are civil penalties required to be paid for the benefit of public schools. On August 8, 2008 the trial court entered judgment in favor of the plaintiffs for approximately $750 million. However, the court acknowledged that the judicial branch cannot force the State to satisfy the judgment and that any decision to do so must be made by the General Assembly.

North Carolina and seven other southeastern states are members of the Southeast Interstate Low-level Radioactive Waste Management Compact (the “Compact”) to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. The responsibility for developing the first disposal site was assigned to North Carolina, which, according to certain members of the Compact and the commission which administers the Compact (the “Commission”), did not actively pursue the permitting and development of the proposed site. After North Carolina withdrew from the Compact in 1999, the other members of the Compact and the Commission demanded the repayment, with interest, of $80 million expended on the permitting, plus $10 million of future lost income, interest and attorneys’ fees. On August 5, 2002 the Commission and four member states filed a motion requesting the United States Supreme Court to hear the claim, which the Court accepted on June 16, 2003. North Carolina’s motion to dismiss was denied on November 17, 2003. The Court appointed a Special Master, which heard oral arguments on motions filed by both sides and issued his “Preliminary Report” and his “Second Report” on April 2, 2009. In his reports, the Special Master recommended, among other things, that the Court dismiss the claims seeking monetary sanctions and enter partial summary judgment finding that North Carolina did not breach the Compact by withdrawing. North Carolina and the plaintiffs filed a total of nine exceptions to the Special Master’s reports. The United States Supreme Court rejected all nine exceptions, adopting the recommendations of the Special Master, with the effect of terminating the plaintiffs’ statutory and contractual claims. However, in rejecting North Carolina’s exceptions to the Special Master’s report, the Court allowed further briefing and argument on the plaintiffs’ equitable claims (unjust enrichment, promissory estoppel, and money had and received).

In Goldston v. State of North Carolina, plaintiffs demanded the return to the Highway Trust Fund of funds transferred from the Highway Trust Fund to the General Fund to balance the state budget. The suit alleges that the transfer of funds constitutes a borrowing by the State and is unlawful and unconstitutional. The plaintiffs requested a declaration that taxes collected for the Highway Trust Fund cannot be used for other purposes. The trial court granted summary judgment for the State on all issues. On September 20, 2005, the North Carolina Court of Appeals upheld the trial court’s order. The North Carolina Supreme Court, in an opinion filed December 15, 2006, reversed the Court of Appeals, concluding that plaintiffs have standing to pursue their claims. The trial court, on March 7, 2008, again granted summary judgment in favor of the State, and again

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plaintiffs appealed. The North Carolina Court of Appeals, on September 15, 2009, held that, while the transfer by the General Assembly of $125 million from the Highway Trust Fund to the General Fund was permitted, the transfer of $80 million by the Governor exceeded his constitutional authority under the North Carolina Constitution. Both sides filed respective notices of appeal with the North Carolina Supreme Court. The plaintiffs’ notice of appeal was dismissed by the court on January 28, 2010. As of this writing, the court is yet to rule on the State’s notice of appeal.

On April 20, 2006, the State filed a motion for declaratory order against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company, in State of North Carolina v. Philip Morris, USA Inc., et al. The motion sought a declaration, among other things, that in 2003, North Carolina continuously had a “Qualifying Statute” in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the Tobacco Master Settlement Agreement (the “MSA”), the agreement by which the largest tobacco companies make payments to various states, including North Carolina, to compensate them for smoking-related illnesses amongst their citizens. If North Carolina were not to prevail in the diligent enforcement litigation, the State may be unable to recover a portion of that year’s MSA payment. On December 4, 2006, the trial court allowed the defendants’ motion to compel arbitration of these issues. The North Carolina Court of Appeals affirmed the trial court. On March 19, 2009, the State’s appeal to the North Carolina Supreme Court was denied. The State will therefore now be required to participate in a national arbitration process with the tobacco companies and 47 other MSA states and territories, the courts of which have considered similar litigation and concluded that the issues must be arbitrated.

The Adviser believes that the information summarized above describes the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of the Department of the State Treasurer of North Carolina, financial reports from the Office of the State Controller of North Carolina, other publicly available documents and oral statements from various State agencies and individuals. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

South Carolina

The South Carolina (State) Constitution mandates a balanced budget. If a deficit appears likely, the State Budget and Control Board, composed of the Governor, the State Treasurer, the State Comptroller General, the Chairman of the Senate Finance Committee, and the Chairman of the House Ways and Means Committee, must take action to avoid a fiscal year-end deficit. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

By statute, the State General Assembly has provided that if monies in the Capital Reserve Fund and General Reserve Fund are insufficient to balance the Budgetary General Fund, the State Budget and Control Board is authorized to borrow the amount needed to balance the Budgetary General Fund from any department of State government with a surplus to the credit of the State department on hand in the Office of the State Treasurer. Amounts borrowed must be repaid from the General Fund no later than June 30th of the following fiscal year.

The State Constitution limits annual increases in the State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth rate of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly.

The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenue for the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits of State government. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenue for the latest completed fiscal year.

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The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year’s appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriations.

After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must lapse and be credited to the General Fund.

Fiscal Year Ended June 30, 2009

The original revenue estimate adopted by the Board of Economic Advisors for the State’s Budgetary General Fund for the fiscal year ended June 30, 2009 was $7,246.4 million, and the appropriation act estimate as enacted by the General Assembly was $6,735.7 million. On July 21, 2008, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $7,106.4 million, a decrease of $140.0 million, and a 1.9% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on August 12, 2008 reduced the State’s Capital Reserve Fund of $133.2 million as required by the State Constitution and the State’s fiscal year 2008-09 Appropriation Act. Reduction of the Capital Reserve Fund reduces appropriations to the Capital Reserve Fund to the extent necessary to avoid mandatory reductions in operating appropriations. Additionally, the State Budget and Control Board mandated an across the board reduction of General Fund appropriations of 3% for all agencies except where prohibited by proviso and approved a 3% reduction of the Local Government Fund. Additionally, certain agency appropriations lapsed as a result of suspension of a provision that, in some years, has allowed agencies to carry forward to the next fiscal year up to 10% of their unexpended appropriations. This provision was automatically suspended for the fiscal year because of reduction of the Capital Reserve Fund. On October 8, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,692.4 million, a decrease of $414 million, and a 7.6% reduction to its original fiscal year 2008-09 estimate.

On October 20, 2008, the South Carolina General Assembly reconvened to amend the general appropriations act for fiscal year 2008-09, enact targeted reductions in General Fund appropriations, suspend actions of the State Budget and Control Board described above that mandated the across board reduction of General Fund appropriations and the reduction to the Local Government Fund, and validate and confirm use of the Capital Reserve Fund to offset the revenue shortfall for fiscal year 2008-09. These amendments to the 2008-09 appropriations act totaled expenditure reductions of $621.1 million, consisting of $487.9 million in targeted reductions and the $133.2 million reduction of the Capital Reserve Fund described above. On November 7, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,557.4 million, a decrease of $135.0 million, and a 9.5% reduction to its original fiscal year 2008-09 estimate. On December 10, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,327.7 million, a decrease of $229.7 million, and a 12.7% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on December 11, 2008 mandated an across the board reduction of General Fund appropriations of 7% for all agencies except where prohibited by proviso and approved a 7% reduction of the Local Government Fund. On March 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,263.3 million, a decrease of $64.4 million, and a 13.6% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on March 18, 2009 mandated an across the board reduction of General Fund appropriations of 2% for all agencies except where prohibited by proviso. On June 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,171.3 million, a decrease of $92.0 million, and a 14.8% reduction to its original fiscal year 2008-2009 estimate.

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On August 14, 2009, the state’s Comptroller General reported that the state completed the 2008-09 fiscal year with a net budgetary general fund deficit of $339.5 million. Accordingly, $133.2 million of the 2008-09 Capital Reserve Fund and $108.1 million of the General Reserve Fund were applied to offset the budgetary deficit. Despite these offsets, the state completed the 2008-09 fiscal year with a $98.2 million net budgetary general fund deficit following application of reserves. In response, the State Budget and Control Board at its meeting on September 3, 2009, acting pursuant to the South Carolina Code of Laws, approved a borrowing in the amount of $98,216,617, the amount needed to balance the budgetary General Fund. The borrowing was effected from surplus funds that are held in the General Deposit Account within the custody of the State Treasurer, and must be repaid on or before June 30, 2011 from the fiscal year 2010-11 General Fund.

The General Reserve Fund balance at the beginning of fiscal year 2008-09 was $95.1 million and was increased during fiscal year 2008-09 by $13.0 million. Following a $108.1 million withdrawal at year-end 2009, net of an increase during fiscal year 2009-10 by $63.9 million, the reserve was funded at $63.9 million during fiscal year 2009-10. In accordance with the State Constitution, the General Reserve Fund must be restored within three years to its full-funding amount of 3% of the State’s Budgetary General Fund revenues for the latest completed fiscal year. The State’s audited Comprehensive Annual Financial Report for fiscal year ended June 30, 2009 can be found at http://www.cg.state.sc.us.

Fiscal Year Ending June 30, 2010

The original revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ending June 30, 2010 was $6,070.6 million, and the appropriation act estimate as enacted by the General Assembly was $5,714.0 million. On June 11, 2009, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,950.6 million, a decrease of $120.0 million, and a 2.0% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on June 29, 2009 reduced the State’s Capital Reserve Fund of $120.0 million (effective July 1, 2009 with subsequent ratification at its next meeting) as required by the State Constitution and the State’s fiscal year 2009-10 Appropriation Act. On July 16, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,742.3 million, a decrease of $208.3 million, and a 5.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on September 3, 2009 reduced the remaining balance in the Capital Reserve Fund of $7.8 million and mandated an across the board reduction of general fund appropriations of 4.04% for all agencies except where prohibited by proviso or statue. On November 10, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,620.0 million, a decrease of $122.3 million, and a 7.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on

December 15, 2009 mandated an across the board reduction of General Fund appropriations of 5.0% for all agencies except where prohibited by proviso or statute. The action taken by the State Budget and Control Board on December 15, 2009 included consideration for the $122.3 million revenue revision adopted by the Board of Economic Advisors on November 10, 2009, and an additional $98.2 million necessary to avoid a year-end deficit in fiscal year 2009-10 that arose as a consequence of the previously described deficiency in the budgetary General Fund when closing the books on June 30, 2009. On April 14, 2010, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,559.9 million, a decrease of $60.1 million, and a 8.4% reduction to its original fiscal year 2009-10 estimate.

Through June 30, 2010, total General Fund revenue collections year to date exceeded the fiscal year 2009-10 revised revenue plan adopted on April 14, 2010 by $134.7 million or 2.5%, and were under prior year collections for the same period by $337.1 million or 5.8%.

State’s Economy

The State’s economy was predominantly dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the gross state product. Since the 1950’s, the State’s economy has undergone a gradual transition to other activities.

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Real Gross Domestic Product. At December 31, 2008, principal contributors to the State’s gross domestic product were the trade, transportation and utilities industries (20%), and manufacturing sectors (18%), followed by government (15%). During the years 2003-2008, the fastest growing contributors to the State’s gross domestic product were the information industry (8.3% average annual growth), followed by professional and business services (4.9%) and education and health services (3.9%). Manufacturing declined over the period by 2.6% in South Carolina, while growing slightly in both the southeast by 0.4% and the nation by 1.2%. The State’s total gross domestic product grew at an average annual growth rate of 1.0% (v. 2.0% for southeastern states, and 2.0% for the nation) from 2003-2008.

Employment. The State’s unemployment rate in June, 2010 was 10.7%, as compared to 9.2% for the southeastern states and 9.5% for the nation. Over the past several years, the State’s unemployment rates have trended higher than the unemployment rates of other southeastern states and the nation. Largest contributors to the state’s unemployment rate are declines in manufacturing jobs and growth in the labor force. While the State’s economy is generating jobs, not enough jobs have been created to address the expanding labor force. The State’s nonagricultural employment increased 4.9% from 2003-2008, to 1.89 million by December, 2008. Strongest job growth through the period 2003-2008 occurred in the government sector (38,700, 1.2%), followed by education and health services (30,400, 3.2%), professional and business services industry (22,900 jobs, 2.3% average annual growth), trade, transportation and utilities (18,000, 1.0%), leisure and hospitality (13,500, 1.4%), and financial activities (13,200, 2.7%). During the same period, the State’s manufacturing sector declined by 67,600 jobs (2.6%).

Per Capita Income. In 2008, the State’s per capita income increased to $31,854 or 2.4% year over year, compared to an increase of 2.3% for the southeast and 2.9% for the nation. The State’s per capita income was 80.2% of the national (compared to 80.5% in 2007) and 89.0% of the southeast (compared to 88.9% in 2007) per capita income.

Population. The State’s population estimate at December 31, 2008 was almost 4.5 million. The State’s rate of growth in population was 10th fastest in the United States in 2008.

Economic Development. For the calendar year 2008, the South Carolina Department of Commerce reported $4.170 billion in new capital investments that are expected to create about 18,993 new jobs. Over the past three years, 29 percent of those jobs were in the State’s rural areas. Additional details and other information regarding economic development efforts may be found at the South Carolina Department of Commerce website, located at http://www.sccommerce.com.

Litigation

There is presently no litigation challenging the validity of any general obligation debt issued or proposed to be issued by the State. The Attorney General of the State advises that, except as described immediately below, there is neither threatened nor, to his knowledge pending, any litigation which would have any material adverse effect upon the revenues of the State.

Anonymous Taxpayer vs. South Carolina Department of Revenue. A separate anonymous taxpayer protest seeks a refund of income taxes pursuant to the statute providing for tax credits related to Economic Impact Zones. The Department of Revenue denied the refund, and the matter came before an Administrative Law Court. The Administrative Law Court allowed a $2,112,640 refund for tax year 1995, but denied the $15,323,257 refund request for tax years 1997 and 1998. Both the taxpayer and DOR are seeking judicial review by the Circuit Court.

Abbeville County School District, et. al. v. State of South Carolina. This action was originally brought seeking declaratory and injunctive relief on behalf of certain school districts, taxpayers, and individuals alleging that the State’s method of funding primary and secondary public education violated several provisions of State and federal law. The lower court dismissed the complaint on all counts. The South Carolina Supreme Court

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affirmed the lower court’s dismissal of all but one of the counts, but reversed the lower court’s dismissal of a claim arising under the education clause of the South Carolina Constitution. Specifically, the South Carolina Supreme Court held that the South Carolina Constitution requires the State to provide the opportunity for each child within the State to receive a minimally adequate education. Finding that the complaint stated a claim under this provision, the South Carolina Supreme Court remanded the case for further proceedings. Following the remand, the plaintiffs requested leave to amend their complaint in this action to add a claim for damages for past actions or omissions of the State. The Court accepted the amended complaint. The suit also contains requests for declaratory and injunctive relief that could result in the State’s providing additional monies for public education and, possibly, for other purposes. On December 29, 2005, the Court issued an order concluding that the instructional facilities in the school districts are safe and adequate to provide the opportunity for a minimally adequate education; that the State’s curriculum standards at the minimum encompass the knowledge and skills necessary to satisfy the definition for a minimally adequate education; that the State’s system of teacher licensure is sufficient to ensure at least minimally competent teachers to provide instruction consistent with the curriculum standards; that inputs into the educational system, except for the funding of early childhood intervention programs, are sufficient to satisfy the constitutional requirement; that the constitutional requirement of adequate funding is not met by the State as a result of its failure to adequately fund early childhood intervention programs; and that the students in the school districts are denied the opportunity to receive minimally adequate education because of the lack of effective and adequately funded early childhood intervention programs designed to address the impact of poverty on their educational abilities and achievements. Motions for reconsideration were denied in June, 2007, and the parties have since appealed to the South Carolina Supreme Court. The Supreme Court heard the case on June 25, 2008, but has yet to render a decision. There is no official estimate of the fiscal impact of any remedial action that will be necessitated by the findings of the Court; however, the General Assembly made provision in the 2006-07 Appropriation Act for $23 million to be expended for the purpose of initially addressing the court’s findings, and further provided for establishment of a committee to study and determine steps necessary to address those findings in future years.

Dean v. South Carolina Department of Public Safety. This class action suit seeks back wages including overtime pay for all hours during which State troopers were on call and during which they were on special duty assignments. The suit seeks payment under the Fair Labor Standards Act (FLSA) and the State Wage Payment Act. The court has ruled that this is an “opt in” class, so that it includes all troopers in the State except for the less than 200 who opted out. Questions to be resolved in the case include whether a two or three year statute of limitations applies and whether the period of recovery may be extended back to 1986, the year the FLSA became applicable to the states. The court has ruled that treble damages would not apply to the State, but it has not ruled on the statute of limitations issue. Extensive discovery is proceeding. Settlement discussions have been undertaken. Under the Plaintiffs’ theory of the case, in the event of a loss to the State, the amount could exceed $12 million. The State is vigorously defending this case, but cannot predict its outcome.

Ahrens et al. v. The South Carolina Retirement System and the State of South Carolina. This case is a class action case alleging that provisions in Act No. 153 of the Acts and Joint Resolutions of the General Assembly for the year 2005 (Act No. 153) requiring working retirees in the South Carolina Retirement System (SCRS) to make employee contributions are unconstitutional and illegal. A circuit court judge has certified the class in this case and issued an order on the merits granting the Plaintiffs relief based on the equitable theory of estoppel. The circuit court denied all other claims for relief made by the plaintiffs, including their contract causes of action. The Retirement Systems and the State of South Carolina have appealed the circuit court’s order and the matter is pending before the South Carolina Supreme Court. As of March 31, 2010, the Retirement Systems had collected approximately $44.5 million in the form of retirement contributions from members of the South Carolina Retirement System who retired prior to July 1, 2005, separated from employment and returned to work. If the Plaintiffs were to ultimately prevail, most, if not all of these contributions could be refunded to the members and no future contributions could be collected from many, if not all, of the class members. The Retirement Systems and the State of South Carolina believe their appeal is meritorious and is vigorously contesting these claims and pursuing all appellate options.

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Arnold et al. v. the South Carolina Police Officers Retirement System, the South Carolina Retirement System and the State of South Carolina. This case is a class action case filed on August 9, 2005, alleging that provisions in Act No. 153 requiring working retirees in the Police Officers Retirement System (PORS) to make employee contributions are unconstitutional and illegal. A circuit court judge has certified the class in this case and issued an order on the merits in the matter granting the plaintiffs relief based on the equitable theory of estoppel. The circuit court denied all other claims for relief made by the plaintiffs, including their contract causes of action. The PORS and the State of South Carolina have appealed the circuit court’s order and the matter is pending before the South Carolina Supreme Court. As of March 31, 2010, the Retirement Systems had collected approximately $14.3 million in the form of retirement contributions from members of the Police Officers Retirement System who retired prior to July 1, 2005 and returned to work. If the Plaintiffs were to ultimately prevail, most, if not all, of these contributions could be refunded to the members and no future contributions could be collected from many, if not all, of the class members. The Police Officers Retirement System and the State of South Carolina believe their appeal is meritorious and is vigorously contesting contesting these claims and pursuing all appellate options.

Other Litigation. Certain other legal actions to which the State is a party are discussed in the Notes to the State’s audited financial statements available at www.cg.state.sc.us. Those discussions accurately portray the status and potential impact of such actions, based upon information currently available to the State.

Miscellaneous

South Carolina Lottery. In November, 2000, the State’s electorate approved an amendment to the State Constitution to permit the implementation of a lottery. The amendment was adopted by the South Carolina General Assembly during its 2001 legislative session, and the lottery became operational in January, 2002. As adopted, revised Article XVII, Section 7 of the State Constitution permits lotteries and requires lottery revenues to be applied first to pay all operating expenses and prizes, with the remainder credited to a separate Education Lottery Account in the State Treasury. All account proceeds, including earnings from the investments thereof, which are required to be credited to the Education Lottery Account, must be allocated by the General Assembly only for educational purposes.

The latest information available indicates a total of $270 million net of operating expenses has been transferred to the Education Lottery Account. Monies in the Education Lottery Account must be used to supplement and not supplant existing funds for education including pre-school, elementary, high school, technical and higher teaming programs, scholarships, tuition assistance, libraries, endowed chairs at various institutions of higher learning, and acquisition of school buses.

The Adviser believes that the information summarized above describes some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

Virginia

Debt may be issued by or on behalf of the Commonwealth of Virginia (“Virginia” or the “Commonwealth”) in accordance with the provisions of Article X, Section 9 of the Virginia Constitution. Virginia counties, cities and towns may issue debt pursuant to the provisions of Article VII, Section 10 of the Virginia Constitution and the Public Finance Act of 1991 (Virginia Code Sections 15.2-2600 through 15.2-2663). Private activity bonds may be issued by various special purpose authorities, including industrial development authorities created pursuant to the Industrial Development and Revenue Bond Act (Virginia Code Sections 15.2-4900 through 15.2-4920).

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Section 9 of Article X of the Virginia Constitution provides for the issuance of (a) debt to which the Commonwealth’s full faith and credit is pledged (“general obligation debt”) and (b) debt of the Commonwealth not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections and other sources of revenue. The Commonwealth and its localities may also enter into leases and contracts that are not “debt” for constitutional purposes, even though they are classified as long-term indebtedness on the issuer’s financial statements. The repayment of such obligations is contingent upon the receipt of periodic appropriations of funds for debt service by the applicable governing body.

The Virginia Constitution authorizes general obligation debt for various purposes, and imposes certain restrictions on the amount of general obligation debt that may be issued by the Commonwealth and, in some cases, makes such debt subject to approval in a state-wide referendum election. The restrictions applicable to general obligation debt of the Commonwealth do not apply to obligations for which the full faith and credit of the Commonwealth is not pledged towards the payment of such indebtedness. Such bonds may be paid in whole or in part from revenues received as appropriations by the General Assembly from general tax and other state revenues or solely from revenues derived from revenue-producing undertakings.

The Virginia Intermediate Municipal Bond Fund invests in debt obligations issued by Virginia local governments in addition to indebtedness of the Commonwealth itself. Local government units in the Commonwealth are comprised of counties, incorporated cities, and incorporated towns. The Commonwealth is unique in that cities and counties are independent of each other and their land areas generally do not overlap for governmental jurisdiction purposes. Cities and counties each levy and collect their own taxes and provide their own services. Towns may also levy and collect taxes for town purposes but their residents remain subject to county taxes.

Local governments are authorized under the Virginia Constitution to issue general obligation debt and debt secured by revenues of a revenue-producing undertaking. Generally, debt issued by a county pledging the full faith and credit of the county is subject to voter approval in a referendum election. The aggregate amount of general obligation debt issued by a county is not otherwise limited as to amount. Debt pledging the full faith and credit of a town or city is generally subject to a state constitutional limit on the outstanding amount of such debt equal to 10 percent of the assessed valuation of the real estate subject to taxation in the city or town. Revenue bonds payable from revenues derived from a revenue-producing undertaking and certain lease or installment sale obligations that are subject to appropriation each year by the governing body of the locality are not generally subject to such limit or voter approval requirements.

The primary sources of money available to localities to pay debt service on general obligation bonds are real and personal property taxes, sales tax and business license taxes. Virginia Code Section 15.2-2659, known as the “state aid intercept provision” provides security for the repayment of general obligation indebtedness by a locality. That statute creates a mechanism by which the Commonwealth may withhold appropriated funds payable from the state to any locality for application toward any overdue debt service on general obligation bonds issued by such locality.

Numerous obligations are also issued by industrial development authorities, redevelopment and housing authorities, water and sewer authorities, community development authorities, utility service districts and other issuers created and empowered to issue bonds by Virginia statute. Such bonds are usually payable from the revenues derived from a particular undertaking and are not secured by a pledge of the faith and credit of the Commonwealth or any county, city or town. These issuers do not typically have taxing power.

The General Fund is the chief operating fund of Virginia. The General Fund of the Commonwealth derives its revenues primarily from five major taxes imposed by the Commonwealth. Such taxes are imposed in accordance with statutory and regulatory requirements upon: (1) individual and fiduciary income; (2) corporation and other business income; (3) state sales and use transactions; (4) deeds, contracts, wills and lawsuits; and (5) premiums of insurance companies. Financial accounting (under generally accepted accounting principles, or

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GAAP) and budgetary accounting (on a cash basis) is maintained on a June 30 fiscal year basis by the Commonwealth and its cities, towns and counties. The most recent audited financial statements available for the Commonwealth are for the fiscal year that ended on June 30, 2009.

The General Fund balance decreased by $1.4 billion in fiscal year 2009, a 62.9 percent reduction from fiscal year 2008. Fiscal year 2009 state revenue collections, including taxes, were $14,876,226. However, overall tax revenues decreased by 8.9 percent from fiscal year 2008 to fiscal year 2009. Individual and fiduciary income tax revenues decreased by 6.3 percent and there was a 5.6 percent decline in state sales and use taxes, a 19.8 percent decrease in corporate income taxes, a 5.2 percent decline in Public Service Corporation taxes and a 27.9 percent decrease in other taxes including deeds, contracts, wills and lawsuits, alcoholic beverage sales, tobacco products, estate and other taxes. Overall revenue and non-tax revenues decreased by 9.0 percent and by 11.5 percent, respectively. Overall expenditures declined by 3.8 percent in fiscal year 2009, compared to a 6.6 percent increase in fiscal year 2008. Individual and family service expenditures decreased by $243.0 million, or 5.7 percent, and education expenditures increased by $223.2 million, or 2.9 percent. General government expenditures decreased $120.5 million or 6.7 percent.

General Fund revenues were less than expenditures and other uses by $1.4 billion in fiscal year 2009. The General Fund unreserved balance on a budgetary basis decreased by $930.9 million, or 85.3 percent, from fiscal year 2008 to fiscal year 2009 while reserved General Fund balances decreased by $465.4 million or 41.3 percent during the same period. Total revenues and total expenditures decreased by 9.0 percent and 3.8 percent, respectively. Transfers to the General Fund increased by 4.7 percent while transfers out decreased by 19.9 percent.

Of the $823.5 million General Fund balance at June 30, 2009, $575.1 million was reserved for the Revenue Stabilization Fund. During fiscal year 2009, a $490 million withdrawal was made from the Revenue Stabilization Fund. The Revenue Stabilization Fund is segregated from the General Fund and can only be used for constitutionally authorized purposes. Virginia law directs that the Revenue Stabilization Fund be included as a component of the General Fund only for financial reporting purposes.

Under the provisions of Article X, Section 8 of the Constitution of Virginia, and based on fiscal year 2009 revenue collections, no deposits are required during fiscal year 2011. Section 2.2-1829(b) of the Code of Virginia, requires that if certain revenue criteria are met, then an additional deposit to the Revenue Stabilization Fund equal to at least one-half the mandatory deposit must be included in the Governor’s budget. The Code further requires that any such additional deposits to the Revenue Stabilization Fund shall be included in the Governor’s budget recommendations only if the estimate of General Fund revenues for the fiscal year in which the deposit is to be made is at least 5 percent greater than the actual General Fund revenues for the immediately preceding fiscal year. These conditions were not met for fiscal year 2009. The Constitutional maximum for the Revenue Stabilization Fund remains at $1.4 billion for fiscal year 2010.

On May 17, 2010, Virginia’s biennial budget was approved by the governor and enacted as the 2010-12 Appropriations Act (“Budget Bill”). The Budget Bill became effective on July 1, 2010 and includes projected General Fund revenue of $15,383,733,704 for the fiscal year ending on June 30, 2011 with appropriations of $15,376,985,189 and projected General Fund revenues of $16,017,286,924 for the fiscal year ending on June 30, 2012 with appropriations of $16,021,156,894. The biennial budget included, among other things, a $50,000,000 deposit to the Revenue Stabilization Fund scheduled for the fiscal year ending on June 30, 2012.

Virginia’s 2011-2012 biennial budget (enacted in 2010) projected total General Fund revenue available for appropriation to equal $31,401,020,628 billion for fiscal years 2011 and 2012. Lower revenue collections previously resulted in adjustments and recalibrations to the fiscal year 2009 budget. However, Virginia’s Secretary of Finance released a statement on behalf of the Governor on July 14, 2010 which indicates that the Governor anticipates a revenue surplus at the end of the 2010 fiscal year on June 30 estimated to be at least $220 million, attributable primarily to individual and corporate and business tax receipts. The final figure for the

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surplus will be made official in August after final adjustments to the financial information are made. The Governor also noted that although this is a positive development, local government finances remain under stress.

Over $5 billion of federal stimulus funds has been allocated to Virginia under the American Reinvestment and Recovery Act (ARRA). Legislation effective in April 2009 allowed appropriation and spending of ARRA funding by the Virginia General Assembly. The General Assembly has distributed allocations and appropriations across several fiscal years. Approximately 30 percent of the total available AARA funds were allocated to fiscal year 2009, with the remainder either being allocated specifically to fiscal year 2010 or remaining to be allocated to either fiscal year 2010 or 2011.

The Commonwealth’s 2009 estimated population of 7,882,590 was approximately 2.6 percent of the United States’ total. With 39,594 square miles of land area, its 2008 population density was estimated to be 196.22 persons per square mile, compared with 95.66 persons per square mile for the United States. According to the U.S. Department of Commerce, Bureau of Economic Analysis, in 2008, the Commonwealth had per capita personal income of $42,876, which was greater than the national average of $39,371, the eighth highest state average nationally and the highest of the Southeast region. According to the U.S. Department of Labor, Bureau of Labor Statistics, Virginia had a preliminary unemployment rate of 7.2 percent as of June 2009 compared to 9.5 percent nationally, making the Commonwealth the state with the ninth lowest unemployment rate in June 2009. Furthermore, Virginia had a preliminary seasonally adjusted unemployment rate of 7.0 percent as of June 2010 compared to 9.5 nationally.

As of June 30, 2010, Virginia’s bond rating is the best available from the leading ratings agencies at (Aaa/AAA/AAA from Moody’s, Standard & Poor’s, and Fitch Ratings, respectively) for long-term general obligation bonds and has maintained its top rating for such bonds for a period of time believed to be longer than any other state.

The sources of the information described above include the statutes and constitutional provisions referenced, to which reference is made for more detailed information, and official statements of the Commonwealth and other publicly available documents. The Adviser has not independently verified any of the information contained in these official statements or documents.

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APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

ColumbiaSM Acorn® Fund	Columbia Large Cap Index Fund
ColumbiaSM Acorn International®	Columbia Large Cap Value Fund
ColumbiaSM Acorn International Select®	Columbia Liberty Fund
ColumbiaSM Acorn Select®	Columbia LifeGoal® Balanced Growth Portfolio
ColumbiaSM Acorn USA®	Columbia LifeGoal® Growth Portfolio
Columbia Asset Allocation Fund	Columbia LifeGoal® Income and Growth Portfolio
Columbia Asset Allocation Fund II	Columbia LifeGoal® Income Portfolio
Columbia Balanced Fund	Columbia Marsico 21st Century Fund
Columbia Blended Equity Fund	Columbia Marsico Focused Equities Fund
Columbia Bond Fund	Columbia Marsico Global Fund
Columbia California Intermediate Municipal Bond Fund	Columbia Marsico Growth Fund
Columbia California Tax-Exempt Fund	Columbia Marsico International Opportunities Fund
Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund	Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Conservative High Yield Fund	Columbia Massachusetts Tax-Exempt Fund
Columbia Contrarian Core Fund	Columbia Masters International Equity Portfolio
Columbia Convertible Securities Fund	Columbia Mid Cap Core Fund
Columbia Core Bond Fund	Columbia Mid Cap Growth Fund
Columbia Corporate Income Fund (formerly known as Columbia Income Fund)	Columbia Mid Cap Index Fund
Columbia Disciplined Value Fund	Columbia Mid Cap Value Fund
Columbia Dividend Income Fund	Columbia Multi-Advisor International Equity Fund
Columbia Emerging Markets Fund	Columbia New Jersey Intermediate Municipal Bond Fund
Columbia Energy and Natural Resources Fund	Columbia New York Intermediate Municipal Bond Fund
Columbia Federal Securities Fund	Columbia New York Tax-Exempt Fund
Columbia Georgia Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund
Columbia Global Value Fund	Columbia Oregon Intermediate Municipal Bond Fund
Columbia Greater China Fund	Columbia Overseas Value Fund
Columbia High Income Fund	Columbia Pacific/Asia Fund
Columbia High Yield Municipal Fund	Columbia Real Estate Equity Fund
Columbia High Yield Opportunity Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Intermediate Bond Fund	Columbia Select Large Cap Growth Fund
Columbia Intermediate Municipal Bond Fund	Columbia Select Opportunities Fund
Columbia International Bond Fund	Columbia Select Small Cap Fund
Columbia International Growth Fund	Columbia Short Term Bond Fund
Columbia International Stock Fund	Columbia Short Term Municipal Bond Fund
Columbia International Value Fund	Columbia Short-Intermediate Bond Fund
Columbia Large Cap Core Fund	Columbia Small Cap Core Fund
Columbia Large Cap Enhanced Core Fund	Columbia Small Cap Growth Fund I
Columbia Large Cap Growth Fund	Columbia Small Cap Growth Fund II

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Columbia Small Cap Index Fund	Columbia Technology Fund
Columbia Small Cap Value Fund I	Columbia Thermostat Fund®
Columbia Small Cap Value Fund II	Columbia Total Return Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund	Columbia U.S. Treasury Index Fund
Columbia Strategic Income Fund	Columbia Value and Restructuring Fund
Columbia Strategic Investor Fund	Columbia Virginia Intermediate Municipal Bond Fund
Columbia Tax-Exempt Fund	Columbia World Equity Fund

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APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

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Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

F-2

Appendix B – Statement of Additional Information of Columbia Strategic Investor Fund and Columbia Small Cap Growth Fund I

B-1

Columbia Management®

COLUMBIA FUNDS SERIES TRUST I STATEMENT OF ADDITIONAL INFORMATION November 1, 2010

Fund
Columbia Balanced Fund
Class A: CBLAX	Class B: CBLBX	Class C: CBLCX	Class R: CBLRX
Class R4*: —	Class R5*: —	Class Z: CBALX
Columbia Bond Fund
Class A: CNDAX	Class B*: —	Class C: CNDCX	Class I: —
Class T*: —	Class W: CBDWX	Class Y: CBFYX	Class Z: UMMGX
Columbia Connecticut Tax-Exempt Fund
Class A: COCTX	Class B: CCTBX	Class C: CCTCX
Class Z: CCTZX
Columbia Contrarian Core Fund
Class A: LCCAX	Class B: LCCBX	Class C: LCCCX	Class I: —
Class R: CCCRX	Class R4*: —	Class T: SGIEX	Class W: CTRWX
Class Z: SMGIX
Columbia Corporate Income Fund
Class A: LIIAX	Class B: CIOBX	Class C: CIOCX	Class I: —
Class W: CPIWX	Class Z: SRINX
Columbia Dividend Income Fund
Class A: LBSAX	Class B: LBSBX	Class C: LBSCX	Class I: —
Class R: CDIRX	Class T: GEQAX	Class W: CDVWX	Class Z: GSFTX
Columbia Emerging Markets Fund
Class A: EEMAX	Class C: EEMCX	Class I: —	Class R: CEMRX
Class W: CEMWX	Class Z: UMEMX
Columbia Energy and Natural Resources Fund
Class A: EENAX	Class B*: —	Class C: EENCX	Class I: —
Class R: CETRX	Class R4*: —	Class Z: UMESX
Columbia High Yield Municipal Fund
Class A: LHIAX	Class B: CHMBX	Class C: CHMCX	Class Z: SRHMX
Columbia High Yield Opportunity Fund
Class A: COLHX	Class B: COHBX	Class C: CHYCX	Class Z: LHYZX
Columbia Intermediate Bond Fund
Class A: LIBAX	Class B: LIBBX	Class C: LIBCX	Class I: —
Class R: CIBRX	Class W: CIBWX	Class Z: SRBFX
Columbia International Bond Fund
Class A: CNBAX	Class C: CNBCX	Class I: —	Class Z: CNBZX
Columbia Large Cap Growth Fund
Class A: LEGAX	Class B: LEGBX	Class C: LEGCX	Class E: CLGEX
Class F: CLGFX	Class I: —	Class R: CGWRX	Class R4*: —
Class R5*: —	Class T: GAEGX	Class W: CLGWX	Class Y: CGFYX
Class Z: GEGTX
Columbia Mid Cap Growth Fund
Class A: CBSAX	Class B: CBSBX	Class C: CMCCX	Class I: —
Class R: CMGRX	Class R5*: —	Class T: CBSTX	Class W: CMRWX
Class Y: CMGYX	Class Z: CLSPX
Columbia Pacific/Asia Fund
Class A: CASAX	Class C: CASCX	Class I: —	Class Z: USPAX

C-6517 C (11/10)

Fund
Columbia Real Estate Equity Fund
Class A: CREAX	Class B: CREBX	Class C: CRECX	Class I: —
Class R: CRSRX	Class R4*: —	Class R5*: —	Class W: CREWX
Class Z: CREEX
Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class C: ELGCX	Class I: —	Class R: URLGX
Class W: CSLWX	Class Z: UMLGX
Columbia Small Cap Core Fund
Class A: LSMAX	Class B: LSMBX	Class C: LSMCX	Class I: —
Class W: CSCWX	Class T: SSCEX	Class Z: SMCEX
Columbia Small Cap Growth Fund I
Class A: CGOAX	Class B: CGOBX	Class C: CGOCX	Class I: —
Class R: CCRIX	Class Y CSGYX	Class Z: CMSCX
Columbia Small Cap Value Fund I
Class A: CSMIX	Class B: CSSBX	Class C: CSSCX	Class I: —
Class R: CSVRX	Class Y CSVYX	Class Z CSCZX
Columbia Strategic Income Fund
Class A: COSIX	Class B: CLSBX	Class C: CLSCX	Class R: CSNRX
Class R4*: —	Class R5*: —	Class W: CTTWX	Class Z: LSIZX
Columbia Strategic Investor Fund
Class A: CSVAX	Class B: CSVBX	Class C: CSRCX	Class I: —
Class R: CSGRX	Class W: CTVWX	Class Y CLSYX	Class Z: CSVFX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class B: LUTBX	Class C: LUTCX	Class I: —
Class Z: IUTIX
Columbia Value and Restructuring Fund
Class A: EVRAX	Class C: EVRCX	Class I: —	Class R: URBIX
Class W: CVRWX	Class Z: UMBIX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

Balanced Fund	Columbia Balanced Fund

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

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Bond Fund	Columbia Bond Fund

Brandes	Brandes Investment Partners, L.P.

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the RiverSource, Threadneedle and Seligman brands and funds using the Columbia brand

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex using the Columbia brand

Connecticut Tax-Exempt Fund	Columbia Connecticut Tax-Exempt Fund

Contrarian Core Fund	Columbia Contrarian Core Fund

Corporate Income Fund	Columbia Corporate Income Fund

Custodian or State Street	State Street Bank and Trust Company

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

Dividend Income Fund	Columbia Dividend Income Fund

Emerging Markets Fund	Columbia Emerging Markets Fund

Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund

FDIC	Federal Deposit Insurance Corporation

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

GNMA	Government National Mortgage Association

High Yield Municipal Fund	Columbia High Yield Municipal Fund

High Yield Opportunity Fund	Columbia High Yield Opportunity Fund

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

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Intermediate Bond Fund	Columbia Intermediate Bond Fund

International Bond Fund	Columbia International Bond Fund

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Adviser

IRS	United States Internal Revenue Service

Large Cap Growth Fund	Columbia Large Cap Growth Fund

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC

Mid Cap Growth Fund	Columbia Mid Cap Growth Fund

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Pacific/Asia Fund	Columbia Pacific/Asia Fund

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

Real Estate Equity Fund	Columbia Real Estate Equity Fund

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Select Large Cap Growth Fund	Columbia Select Large Cap Growth Fund

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

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Small Cap Core Fund	Columbia Small Cap Core Fund

Small Cap Growth Fund I	Columbia Small Cap Growth Fund I

Small Cap Value Fund I	Columbia Small Cap Value Fund I

Strategic Income Fund	Columbia Strategic Income Fund

Strategic Investor Fund	Columbia Strategic Investor Fund

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust I, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

U.S. Treasury Index Fund	Columbia U.S. Treasury Index Fund

Value and Restructuring Fund	Columbia Value and Restructuring Fund

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes.

The Trust was organized as a Massachusetts business trust in 1987. On September 23, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with fiscal years ending March 31

Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund

Each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is a diversified fund, except Energy and Natural Resources Fund, which is a non-diversified Fund. Each of the Funds has a fiscal year end of March 31st.

On March 31, 2008, each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund, together with the Columbia Blended Equity Fund, Columbia International Growth Fund, Columbia Mid Cap Core Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, and Columbia Short-Intermediate Bond Fund, acquired all assets and assumed all liabilities of, respectively, the following funds, each of which is a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable: Blended Equity Fund, Core Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, International Fund, Mid Cap Core Fund, Pacific/Asia Fund, Large Cap Growth Fund, Equity Opportunities Fund, Small Cap Fund, Intermediate-Term Bond Fund and Value and Restructuring Fund (the Predecessor Funds), each a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable. For periods prior to March 31, 2008, the performance and financial information shown for each Fund is the performance and financial information of the corresponding Predecessor Fund. The Funds commenced operations on March 31, 2008.

Bond Fund offers eight classes of shares; Emerging Markets Fund, Select Large Cap Growth Fund and Value and Restructuring Fund offer six classes of shares; Energy and Natural Resources Fund offers seven classes of shares; and Pacific/Asia Fund offers four classes of shares, each as described in Capital Stock and Other Securities.

Corporate Income Fund and Intermediate Bond Fund

Each of Corporate Income Fund and Intermediate Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st. Prior to March 27, 2006, each Fund was organized as a series of Columbia Funds Trust VIII, a Massachusetts business trust. The information provided for each Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. Corporate Income Fund commenced investment operations on March 5, 1986. Intermediate Bond Fund commenced investment operations on December 5, 1978.

5

Intermediate Bond Fund offers seven classes of shares, as described in Capital Stock and Other Securities. Prior to July 31, 2000, the Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Class S shares, and on July 31, 2000, the Fund commenced offering Class A shares. On February 1, 2002, the Fund commenced offering Class B and C shares. On July 29, 2002, the Fund’s Class S shares were redesignated as Class Z shares. On January 23, 2006, the Fund commenced offering Class R shares. Prior to September 12, 2002, the Fund invested all of its assets in the SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. Effective October 13, 2003, the Fund changed its name from Liberty Intermediate Bond Fund to its current name. Effective February 1, 2002, the Fund changed its name from Stein Roe Intermediate Bond Fund to Liberty Intermediate Bond Fund.

Corporate Income Fund offers six classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and C shares, redesignated its Class S shares as Class Z shares, and changed its name from Stein Roe Income Fund to Liberty Income Fund. Prior to July 15, 2002, the Fund invested all of its assets in the SR&F Income Portfolio as part of a master fund/feeder fund structure. On October 13, 2003, the Fund changed its name from Liberty Income Fund to Income Fund. Effective September 27, 2010, the Fund changed its name from Income Fund to its current name.

U.S. Treasury Index Fund

U.S. Treasury Index Fund represents a series of the Trust and is an open-end diversified management investment company. U.S. Treasury Index Fund has a fiscal year end of March 31st. Prior to March 27, 2006, the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust. The information provided for U.S. Treasury Index Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. The predecessor fund commenced investment operations on June 4, 1991. The predecessor fund was the successor by reorganization to the Galaxy II U.S. Treasury Fund, a series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. Class Z shares of the predecessor fund were issued in exchange for existing shares of the Galaxy II U.S. Treasury Fund. The reorganization occurred on November 25, 2002. All references to U.S. Treasury Index Fund prior to November 25, 2002 shall be deemed to refer to the Galaxy II U.S. Treasury Fund.

U.S. Treasury Index Fund offers five classes of shares, as described in “Capital Stock and Other Securities.” Effective October 13, 2003, U.S. Treasury Index Fund changed its name from Liberty U.S. Treasury Index Fund to its current name.

Funds with fiscal years ending May 31

High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund

Each of High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund represents a separate series of the Trust and is an open-end diversified management investment company, except for International Bond Fund, which is an open-end non-diversified management investment company. Each of the Funds has a fiscal year end of May 31st.

Prior to March 27, 2006 and September 26, 2005, respectively, High Yield Opportunity Fund and Strategic Income Fund were organized as a series of Columbia Funds Trust I, a Massachusetts business trust. The information provided for High Yield Opportunity Fund and Strategic Income Fund in this SAI for periods prior to March 27, 2006 and September 26, 2005, respectively, relates to the corresponding series of such predecessor trust.

High Yield Opportunity Fund offers four classes of shares, as described in Capital Stock and Other Securities. On October 21, 1971, High Yield Opportunity Fund commenced offering Class A shares. On June 8, 1992, High Yield Opportunity Fund commenced offering Class B shares. On January 15, 1996, High Yield

6

Opportunity Fund commenced offering Class C shares. On January 8, 1999, High Yield Opportunity Fund commenced offering Class Z shares. Effective October 13, 2003, High Yield Opportunity Fund changed its name from Liberty High Yield Securities Fund to its current name. Effective July 14, 2000, High Yield Opportunity Fund changed its name from Colonial High Yield Securities Fund to Liberty High Yield Securities Fund.

International Bond Fund offers four classes of shares, as described in Capital Stock and Other Securities. On December 1, 2008, International Bond Fund commenced offering Class A, C and Z shares.

Strategic Income Fund offers eight classes of shares, as described in Capital Stock and Other Securities. On April 22, 1977, Strategic Income Fund commenced offering Class A shares. On May 15, 1992, Strategic Income Fund commenced offering Class B shares. On July 1, 1997, Strategic Income Fund commenced offering Class C shares. On November 2, 1998, Strategic Income Fund commenced offering Class J shares. On June 12, 2009, Strategic Income Fund stopped accepting Class J share purchases. On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares. On January 29, 1999, Strategic Income Fund commenced offering Class Z shares.

Funds with fiscal years ending June 30

High Yield Municipal Fund and Small Cap Value Fund I

Each of High Yield Municipal Fund and Small Cap Value Fund I represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of June 30th.

High Yield Municipal Fund commenced investment operations on March 5, 1984. The Fund offers four classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and Class C shares and redesignated Class S shares as Class Z shares. Also on July 15, 2002, the Fund changed its name from “Stein Roe High-Yield Municipals Fund” to “Liberty High Yield Municipal Fund” and the Fund’s Class A shares changed their name from “Liberty High Income Municipals Fund, Class A,” to Class A shares. The Fund invested all of its assets in SR&F High Yield Municipals Portfolio as part of a master fund/feeder fund structure through July 15, 2002. The Fund changed its name from “Liberty High Yield Municipal Fund” to its current name effective October 13, 2003.

Small Cap Value Fund I commenced operations on July 25, 1986. Small Cap Value Fund I was organized as a series of Columbia Funds Trust VI, a Massachusetts business trust, prior to its reorganization as a series of the Trust on March 27, 2006. The information provided for Small Cap Value Fund I in this SAI for periods prior to March 27, 2006 relates to Columbia Funds Trust VI.

Small Cap Value Fund I offers seven classes of shares, as described in Capital Stock and Other Securities. The Fund changed its name from “Colonial Small Stock Fund” to “Colonial Small-Cap Value Fund” on February 28, 1997, and from “Colonial Small-Cap Value Fund” to “Liberty Small-Cap Value Fund” on July 14, 2000. The Fund changed its name from “Liberty Small-Cap Value Fund” to “Columbia Small Cap Value Fund” on October 13, 2003. The Fund changed its name from “Columbia Small Cap Value Fund” to its current name effective October 10, 2005.

Funds with fiscal years ending August 31

Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I, and Strategic Investor Fund

Each of Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I and Strategic Investor Fund is a diversified series of the Trust and has a fiscal year end of August 31st.

7

Prior to March 27, 2006, each Fund was organized as an Oregon corporation. The information provided for these Funds in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation funds.

Balanced Fund and Small Cap Growth Fund I offer seven classes of shares, Mid Cap Growth Fund offers ten classes of shares and Strategic Investor Fund offers eight classes of shares, as described in Capital Stock and Other Securities.

Funds with fiscal years ending September 30

Contrarian Core Fund, Dividend Income Fund, Large Cap Growth Fund, and Small Cap Core Fund

Each of Contrarian Core Fund, Dividend Income Fund, Large Cap Growth Fund, and Small Cap Core Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of September 30th.

Large Cap Growth Fund commenced operations on December 14, 1990; commenced operations on September 1, 1988; and Dividend Income Fund commenced operations on March 4, 1998. Contrarian Core Fund and Small Cap Core Fund commenced operations on December 14, 1992, as separate portfolios (collectively, the Predecessor Shawmut Funds) of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of the Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to the Galaxy Fund’s Trust Shares and Retail A Shares. Contrarian Core Fund changed its name from Columbia Common Stock Fund to its current name on November 14, 2008.

Each Fund is the successor to a separate series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002 and December 9, 2002, the series of the Galaxy Fund to which the Funds succeeded were reorganized as separate series of the Liberty-Stein Roe Investment Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the predecessor series of the Galaxy Fund, Class B shares of the Funds were issued in exchange for Prime B Shares of the predecessor series of the Galaxy Fund, Class T shares of the Funds were issued in exchange for Retail A Shares of the predecessor series of the Galaxy Fund, Class G shares of the Funds were issued in exchange for Retail B Shares of the predecessor series of the Galaxy Fund and Class Z shares of the Funds were issued in exchange for Trust Shares of the predecessor series of the Galaxy Fund. (Prime A and Prime B Shares, Retail A and Retail B Shares and Trust Shares together are referred to herein as the Predecessor Classes). On August 8, 2007, Class G shares of the Funds were converted to Class T shares. Information provided with respect to each Fund for periods prior to such Fund’s inception relates to the predecessor series of the Galaxy Fund. Further, information provided with respect to each class of each Fund prior to such Fund’s inception relates to the Predecessor Classes of such class.

Contrarian Core Fund offers nine classes of shares; Dividend Income Fund offers eight classes of shares; Large Cap Growth Fund offers thirteen classes of shares; and Small Cap Core Fund offers seven classes of shares, each as described in Capital Stock and Other Securities.

Fund with fiscal year ending October 31

Connecticut Tax-Exempt Fund

Connecticut Tax-Exempt Fund represents a separate series of the Trust and is an open-end management investment company. Connecticut Tax-Exempt Fund is a “diversified” fund and has a fiscal year end of October 31st.

Connecticut Tax-Exempt Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust. Connecticut Tax-Exempt Fund was reorganized as a series of the Trust on March 27, 2006 (the Tax-Exempt Fund Reorganization Date). Prior to March 27, 2006, Connecticut

8

Tax-Exempt Fund was organized as a series of Columbia Funds Trust V. Connecticut Tax-Exempt Fund commenced investment operations on November 1, 1991. The information provided for Connecticut Tax-Exempt Fund in this SAI for periods prior to the Tax-Exempt Fund Reorganization Date relates to the predecessor funds of the same names. The trust of which Connecticut Tax-Exempt Fund was previously a series changed its name from Liberty Funds Trust V to Columbia Funds Trust V on October 13, 2003.

Connecticut Tax-Exempt Fund offers four classes of shares, as described in Capital Stock and Other Securities.

Fund with fiscal year ending December 31

Real Estate Equity Fund

Real Estate Equity Fund represents a series of the Trust and is an open-end non-diversified management investment company. In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31.

Prior to March 27, 2006, Real Estate Equity Fund was organized as an Oregon corporation. The information provided for the Fund in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation.

Real Estate Equity Fund offers nine classes of shares, as described in Capital Stock and Other Securities.

9

ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

10

4.

With the exception of Real Estate Equity Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry[a], purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions[b]; (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (iii) under normal market conditions, Energy and Natural Resources Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries[c];

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	With the exception of Energy and Natural Resources Fund, International Bond Fund and Real Estate Equity Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

As a matter of fundamental policy, under normal circumstances, Connecticut Tax-Exempt Fund invests at least 80% of total assets in state bonds, subject to applicable state requirements.

[a]

In determining whether a purchase by Real Estate Equity Fund would cause the Fund to have invested less than 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, the Adviser currently uses the Global Industry Classification Standard (“GICS”) produced by S&P and MSCI Inc.

[b]

For purposes of determining whether International Bond Fund has invested 25% or more of the value of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry pursuant to fundamental investment policy (4) above, the Fund will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government, (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government or (iii) the security is issued by an entity the assets and revenues of which the Adviser determines are not separate from such foreign government. The Fund generally will treat supranational entities as issuers separate and distinct from any foreign government, so long as such entities do not fall within the characteristics described in item (iii) above. If any other security is guaranteed as to payment of principal and/or interest by a foreign government, then the Fund will generally treat the guarantee as a separate security issued by such foreign government.

[c]

In determining whether Energy and Natural Resources Fund has invested at least 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the energy and other natural resources groups of industries, the Adviser currently uses the Global Industry Classification Standard (“GICS”) produced by S&P and MSCI Inc. The Adviser currently considers companies in each of the indicated GICS industry groups to be within the energy and other natural resources groups of industries: (i) Energy, (ii) Utilities, and (iii) Materials, but limited to companies in the following

11

GICS industries and sub-industries: the Chemicals industry (companies that primarily produce or distribute industrial and basic chemicals, including the Commodity Chemicals, Diversified Chemicals, Fertilizers & Agriculture Chemicals, Industrial Gases, and Specialty Chemicals sub-industries), the Metals & Mining industry (companies that primarily produce, process, extract, or distribute precious or basic metals or minerals, including the Aluminum, Diversified Metals & Mining, Gold, Precious Metals & Minerals, and Steel sub-industries), and the Paper & Forest Products industry (companies that primarily cultivate or manufacture timber or wood-related products or paper products, including the Forest Products and Paper Products sub-industries).

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities[a]	May not sell securities short[b]	May not purchase securities of other investment companies[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
Balanced Fund	✓		✓
Bond Fund	✓		✓		✓
Connecticut Tax-Exempt Fund	✓	✓	✓
Contrarian Core Fund	✓	✓	✓		✓
Corporate Income Fund	✓	✓	✓		✓
Dividend Income Fund	✓	✓	✓	✓	✓
Emerging Markets Fund	✓		✓		✓
Energy and Natural Resources Fund	✓		✓		✓
High Yield Municipal Fund	✓	✓	✓		✓
High Yield Opportunity Fund	✓	✓	✓		✓
Intermediate Bond Fund	✓	✓	✓		✓
International Bond Fund	✓	✓	✓		✓
Large Cap Growth Fund	✓	✓	✓	✓	✓
Mid Cap Growth Fund	✓		✓		✓
Pacific/Asia Fund	✓		✓		✓
Real Estate Equity Fund	✓		✓
Select Large Cap Growth Fund	✓		✓		✓
Small Cap Core Fund	✓	✓	✓		✓
Small Cap Growth Fund I	✓		✓		✓
Small Cap Value Fund I	✓	✓	✓		✓
Strategic Income Fund	✓	✓	✓
Strategic Investor Fund	✓		✓
U.S. Treasury Index Fund	✓	✓	✓		✓
Value and Restructuring Fund	✓		✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations

12

thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]	Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of companies for the purpose of exercising control.
[e]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Permissible Fund Investments

Investment Type	Balanced Fund	Bond Fund	Connecticut Tax-Exempt Fund	Contrarian Core Fund	Corporate Income Fund	Dividend Income Fund
Asset-Backed Securities	✓	✓	✓		✓
Bank Obligations
Domestic	✓	✓	✓
Foreign	✓	✓	✓
Common Stock	✓	✓	✓	✓		✓
Convertible Securities	✓	✓		✓		✓
Corporate Debt Securities	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓		✓
Foreign Currency Transactions	✓	✓		✓		✓
Foreign Securities	✓	✓		✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓			✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓		✓
Municipal Securities	✓	✓	✓		✓
Participation Interests	✓	✓
Preferred Stock	✓	✓		✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓		✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓		✓	✓	✓
Standby Commitments		✓	✓		✓
Stripped Securities	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

14

Investment Type	Emerging Markets Fund	Energy and Natural Resources Fund	High Yield Municipal Fund	High Yield Opportunity Fund	Intermediate Bond Fund	International Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓		✓
Foreign	✓	✓	✓	✓		✓
Common Stock	✓	✓		✓		✓
Convertible Securities	✓	✓		✓		✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓		✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓		✓	✓	✓
Foreign Currency Transactions	✓	✓		✓		✓
Foreign Securities	✓	✓		✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓		✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓		✓
Preferred Stock	✓	✓		✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓		✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓
Standby Commitments	✓	✓	✓	✓	✓	✓
Stripped Securities	✓	✓		✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

15

Investment Type	Large Cap Growth Fund	Mid Cap Growth Fund	Pacific/Asia Fund	Real Estate Equity Fund	Select Large Cap Growth Fund	Small Cap Core Fund
Asset-Backed Securities			✓		✓
Bank Obligations
Domestic		✓	✓	✓	✓
Foreign		✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities			✓		✓
Custody Receipts and Trust Certificates			✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓		✓		✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls			✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)			✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities			✓		✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓		✓
Municipal Securities			✓		✓
Participation Interests			✓		✓
Preferred Stock	✓	✓	✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓		✓		✓	✓
Standby Commitments			✓		✓
Stripped Securities			✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓		✓		✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

16

Investment Type	Small Cap Growth Fund I	Small Cap Value Fund I	Strategic Income Fund	Strategic Investor Fund	U.S. Treasury Fund	Value and Restructuring Fund
Asset-Backed Securities		✓	✓			✓
Bank Obligations
Domestic	✓	✓	✓	✓		✓
Foreign	✓	✓	✓	✓		✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓		✓
Corporate Debt Securities		✓	✓			✓
Custody Receipts and Trust Certificates			✓			✓
Derivatives
Index or Linked Securities (Structured Products)		✓	✓			✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓		✓
Stock Options and Stock Index Options	✓	✓	✓	✓		✓
Swap Agreements	✓	✓	✓	✓		✓
Dollar Rolls			✓			✓
Foreign Currency Transactions	✓	✓	✓	✓		✓
Foreign Securities	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)			✓			✓
Illiquid Securities	✓	✓	✓	✓		✓
Initial Public Offerings	✓	✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities			✓			✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓			✓
Municipal Securities			✓			✓
Participation Interests			✓			✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements		✓	✓			✓
Standby Commitments		✓	✓			✓
Stripped Securities			✓			✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions		✓	✓			✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓		✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the

17

originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

18

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably

19

affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests

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in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are

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standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

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Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of

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one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such

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investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

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Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from

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(call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

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There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

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Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the

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underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

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Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific

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interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap

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agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

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Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in

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Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with

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emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets

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will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

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The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying

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mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities that concluded in December 2009. Although the U.S. Government has provided support to FNMA and FHLMC, there can be no assurances that it will support these and other government sponsored enterprises in the future.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the

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rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

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Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

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The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the key risks associated with investments in states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily

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does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other

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“restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

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Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

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Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order

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to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment

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transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.
Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

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Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of

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the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of the Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, the Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by the Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. The Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to the Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, the Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

The Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. The Fund may invest some or all of such cash

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collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and the Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

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For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

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•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

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For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) days following the month-end.

The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

54

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Adviser’s legal department, the Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

55

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

56

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, subadviser for certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

57

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

58

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 100 Federal Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund – Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

59

The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Bond Fund	0.65%	0.35%	0.32%	0.29%	0.28%	0.27%
Contrarian Core Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Corporate Income Fund	0.42%	0.375%	0.37%	0.34%	0.33%	0.32%
Dividend Income Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Energy and Natural Resources Fund	0.60%	0.60%	0.52%	0.47%	0.45%	0.43%
Intermediate Bond Fund	0.35%	0.35%	0.30%	0.29%	0.28%	0.27%
Pacific/Asia Fund	0.75%	0.75%	0.67%	0.62%	0.57%	0.52%
Select Large Cap Growth Fund	0.75%	0.75%	0.52%	0.47%	0.45%	0.43%

Fund	All assets
Balanced Fund	0.50%
Real Estate Equity Fund	0.75%
U.S. Treasury Index Fund	0.10%

Fund	First $1 billion	Next $2 billion	In excess of $3 billion
Connecticut Tax-Exempt Fund	0.50%	0.45%	0.40%

Fund	First $500 million	Next $500 million	Next $500 million	In excess of $1.5 billion
High Yield Opportunity Fund	0.60%	0.55%	0.52%	0.49%
International Bond Fund	0.55%	0.50%	0.47%	0.44%
Mid Cap Growth Fund	0.82%	0.75%	0.72%	0.67%
Strategic Income Fund	0.60%	0.55%	0.52%	0.49%

Fund	First $750 million	Next $250 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Emerging Markets Fund	1.15%	1.00%	0.67%	0.62%	0.57%	0.52%

Fund	First $100 million	Next $100 million	In excess of $200 million
High Yield Municipal Fund	0.450%	0.425%	0.400%

Fund	First $200 million	Next $300 million	In excess of $500 million
Large Cap Growth Fund	0.700%	0.575%	0.450%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	In excess of $2 billion
Small Cap Core Fund	0.75%	0.70%	0.65%	0.60%	0.55%

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Fund	First $500 million	Next $500 million	In excess of $1 billion
Small Cap Growth Fund I	0.87%	0.82%	0.77%
Small Cap Value Fund I	0.80%	0.75%	0.70%
Strategic Investor Fund	0.60%	0.55%	0.50%

Fund	First $10 billion	In excess of $10 billion
Value and Restructuring Fund	0.60%	0.43%

Advisory Fees Paid by the Funds

The Adviser and the Previous Adviser received fees from the Funds for their services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Adviser and the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Bond Fund
Advisory Fee Paid	$3,555,388	$3,357,269	$3,573,130
Amount Reimbursed	$1,762,911	$968,294	$981,002
Amount Waived	—	—	—
Corporate Income Fund
Advisory Fee Paid	$2,172,793	$2,165,208	$2,762,711
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Advisory Fee Paid	$4,059,904	$6,822,851	$15,695,279
Amount Reimbursed	$133,614	$710,637	—
Amount Waived	—	—	—
Energy and Natural Resources Fund
Advisory Fee Paid	$3,382,995	$3,524,919	$4,061,431
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Intermediate Bond Fund
Advisory Fee Paid	$6,768,041	$7,167,840	$7,648,763
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Advisory Fee Paid	$219,007	$634,182	$1,872,501
Amount Reimbursed	$131,463	$37,003	—
Amount Waived	—	—	—
Select Large Cap Growth Fund
Advisory Fee Paid	$10,061,635	$7,032,799	$6,446,350
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
U.S. Treasury Index Fund
Advisory Fee Paid	$374,018	$360,167	$183,771
Amount Reimbursed	$659,969	$380,634	$163,118
Amount Waived	—	—	—

61

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Value and Restructuring Fund
Advisory Fee Paid	$38,153,435	$45,997,660	$54,318,105
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Adviser	Previous Adviser
High Yield Opportunity Fund
Advisory Fee Paid	$167,714	$1,881,734	$1,848,657	$2,186,530
Amount Reimbursed	$57,327	$83,858	—	$19,549
Amount Waived	—	—	—	—
Strategic Income Fund
Advisory Fee Paid	$949,914	$10,224,619	$9,937,336	$10,213,556
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Period Ended
Fund	Adviser	Previous Adviser	May 31, 2009*
International Bond Fund
Advisory Fee Paid	$7,487	$69,573	$20,485
Amount Reimbursed	$25,747	$124,507	$142,545
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Adviser	Previous Adviser
High Yield Municipal Fund
Advisory Fee Paid	$524,787	$2,361,306	$2,421,629	$3,036,689
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Advisory Fee Paid	$1,883,799	$7,793,816	$6,138,109	$7,336,126
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Adviser	Previous Adviser
Balanced Fund
Advisory Fee Paid	$516,594	$875,889	$884,961	$1,038,397
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

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	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Adviser	Previous Adviser
Mid Cap Growth Fund
Advisory Fee Paid	$2,977,727	$5,939,170	$7,193,675	$11,479,270
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Growth Fund I
Advisory Fee Paid	$2,371,009	$4,158,194	$3,216,309	$2,697,664
Amount Reimbursed	—	—	$109,017	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Advisory Fee Paid	$1,486,665	$3,136,677	$4,131,661	$6,613,337
Amount Reimbursed	$407,410	$989,742	$1,606,165	$294,451
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
[1]	Unaudited.

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Advisory Fee Paid	$2,110,310	$2,721,935	$3,104,656
Amount Reimbursed	$318,233	$382,426	$411,079
Amount Waived	—	—	—
Dividend Income Fund
Advisory Fee Paid	$8,227,244	$7,520,664	$7,151,747
Amount Reimbursed	$791,034	$591,255	$725,253
Amount Waived	—	—	—
Large Cap Growth Fund
Advisory Fee Paid	$5,877,711	$8,656,167	$9,179,749
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Small Cap Core Fund
Advisory Fee Paid	$3,382,545	$6,765,818	$9,376,432
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Advisory Fee Paid	$462,542	$524,477	$588,869
Amount Reimbursed	$157,165	$160,592	$158,586
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Advisory Fee Paid	$686,031	$1,670,236	$2,487,144	$4,576,982
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

63

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Leonard A. Aplet, CFA	Balanced Fund
Stephen D. Barbaro, CFA	Small Cap Value Fund I
Robert B. Cameron	Emerging Markets Fund
Catherine Stienstra	Connecticut Tax-Exempt Fund
Richard A. Carter	Select Large Cap Growth Fund
Wayne M. Collette, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Richard E. Dahlberg, CFA	Dividend Income Fund
Richard G. D’Auteuil	Small Cap Core Fund
Scott L. Davis	Dividend Income Fund
Peter R. Deininger	Large Cap Growth Fund
Chad H. Farrington, CFA	High Yield Municipal Fund
William Finan	U.S. Treasury Index Fund
Thomas M. Galvin, CFA	Select Large Cap Growth Fund
Emil A. Gjester	Strategic Investor Fund
Todd D. Herget	Select Large Cap Growth Fund
Jeffrey Hershey, CFA	Small Cap Core Fund
Michael E. Hoover	Energy and Natural Resources Fund
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Emerging Markets Fund Pacific/Asia Fund
Arthur J. Hurley, CFA	Real Estate Equity Fund
Orhan Imer, PhD, CFA	U.S. Treasury Index Fund
Jeremy Javidi, CFA	Small Cap Value Fund I
Brian Lavin, CFA	Balanced Fund Corporate Income Fund High Yield Opportunity Fund Intermediate Bond Fund Strategic Income Fund
Lawrence W. Lin, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Colin J. Lundgren, CFA	Strategic Income Fund
George J. Myers, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Brian D. Neigut	Mid Cap Growth Fund Small Cap Growth Fund I
Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund
Jonas Patrikson, CFA	Strategic Investor Fund
Carl W. Pappo, CFA	Bond Fund Corporate Income Fund Intermediate Bond
Nicholas Pifer, CFA	International Bond Fund
Jennifer Ponce de Leon	High Yield Opportunity Fund
Guy W. Pope, CFA	Balanced Fund Contrarian Core Fund Value and Restructuring Fund

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Portfolio Manager	Fund(s)
Alexander D. Powers	Bond Fund Intermediate Bond Fund
J. Nicholas Smith, CFA	Value and Restructuring Fund
Ronald B. Stahl, CFA	Balanced Fund
Gene R. Tannuzzo, CFA	Strategic Income Fund
Mary-Ann Ward	Strategic Investor Fund
Michael T. Welter, CFA	Strategic Investor Fund
Dara J. White, CFA	Emerging Markets Fund
David J. Williams, CFA	Value and Restructuring Fund
John T. Wilson, CFA	Large Cap Growth Fund
Michael Zazzarino	Bond Fund Intermediate Bond Fund

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending March 31
Bond Fund	Carl W. Pappo, CFA	5 RICs 3 other accounts	$5.65 billion $850,000	None	None	(1)
	Alexander D. Powers	2 RICs 7 PIVs 17 other accounts	$2.79 billion $2.1 billion $1.1 billion	None	$10,001- $50,000[a] $1- 10,000[b]	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.193 billion $2.636 billion $192.2 million	None	None	(1)

Corporate Income Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.1 billion $850,000	None	None	(1)

Emerging Markets Fund	Robert B. Cameron	1 PIV 5 other accounts	$61.4 million $930,000	None	$1- $10,000[b]	(1)
	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$646.2 million $634.7 million $200,000	None	None	(1)
	Dara J. White, CFA	1 PIV 9 other accounts	$61.4 million $405,000	None	$1- $10,000[a] $10,001- $50,000[b]	(1)

Energy and Natural Resources Fund	Michael E. Hoover	3 PIVs 3 other accounts	$689.7 million $741,342	None	None	(1)

Intermediate Bond Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$3.45 billion $850,000	None	$50,001- $100,000[a]	(1)
	Alexander D. Powers	3 RICs 7 PIVs 17 other accounts	$3.4 billion $2.1 billion $1.1 billion	None	None	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$2.61 billion $2.64 billion $192.2 million	None	None	(1)

Pacific/Asia Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$1.02 billion $634.7 million $200,000	None	None	(1)
	Daisuke Nomoto, CMA (SAAJ)	4 RICs 3 PIVs 2 other accounts	$490.8 million $578.7 million $200,000	None	None	(1)

Select Large Cap Growth Fund	Richard A. Carter	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a] $1- $10,000[b]	(1)
	Thomas M. Galvin, CFA	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	Over $1,000,000	(1)
	Todd D. Herget	1 PIV 2,389 other accounts	$43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a]	(1)

U.S. Treasury Index Fund	William Finan	5 other accounts	$1 million	None	None	(1)
	Orhan Imer, PhD, CFA	6 other accounts	$150,000	None	None	(1)

Value and Restructuring Fund	Guy W. Pope, CFA	5 RICs 1,927 other accounts	$1.76 billion $2.29 billion	None	$1- $10,000[a] $1- $10,000[b]	(1)
	J. Nicholas Smith, CFA	3 RICs 1,883 other accounts	$924.6 million $2.01 billion	None	$10,001- $50,000[a]	(1)
	David J. Williams, CFA	3 RICs 1,919 other accounts	$924.6 million $2.08 billion	None	$100,001- $500,000[a]	(1)

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$10.312 billion $9.331 million $683.335 million	None	None	(2)
	Jennifer Ponce de Leon	12 RICs 1 PIV 27 other accounts	$17.640 billion $9.331 million $4.578 million	None	None	(2)

International Bond Fund	Nicholas Pifer, CFA[2]	5 RICs 4 PIV 17 other accounts	$5.05 billion $113.33 million $4.62 billion	None	None	(2)

Strategic Income Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$8.61 billion $9.331 million $683.335 million	None	None	(2)
	Colin J. Lundgren, CFA	21 RICs 9 other accounts	$40.761 billion $274.15 million	2 RICs ($527.4 M)	None	(2)
	Gene R. Tannuzzo, CFA	10 RICs 2 other accounts	$25.657 billion $0.08 million	None		(2)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)

For Funds with fiscal year ending June 30
High Yield Municipal Fund	Chad H. Farrington	8 other accounts	$194,000	None	$1-$10,000[b]	(1)

Small Cap Value Fund I	Stephen D. Barbaro, CFA	5 RICs 1 PIV 13 other accounts	$433 million $30 million $57 million	None	$1- $10,000[a] $10,001 - $50,000[b]	(1)
	Jeremy Javidi, CFA	5 RICs 1 PIV 14 other accounts	$433 million $30 million $54 million	None	$100,001- $500,000[a] $1 - $10,000[b]	(1)

For Funds with fiscal year ending August 31
Balanced Fund	Leonard A. Aplet, CFA	10 RICs 8 PIVs 85 other accounts	$2.8 billion $3.555 billion $10.9 billion	None	$10,001 - $50,000 [a]	(1)
	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$9.907 billion $10.48 million $684.84 million	None	None	(2)
	Guy W. Pope, CFA	4 RICs 1,825 other accounts	$6.976 billion $1.007 billion	None	$100,001 - $500,000 [a]	(1)
	Ronald B. Stahl, CFA	10 RICs 6 PIVs 53 other accounts	$2.8 billion $785.7 million $3.879 billion	None	$10,001 - $50,000 [a]	(1)

Mid Cap Growth Fund	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.5 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.178 billion $168.61 million $178.6 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1- $10,000[a] $1- $10,000[b]	(1)

Small Cap Growth Fund I	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.8 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.8 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.479 billion $168.61 million $178.61 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.61 million	None	$1- $10,000[a] $1- $10,000[b]	(1)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Strategic Investor Fund	Emil A. Gjester	1 RIC 1 PIV 289 other accounts	$89.65 million $201.32 million $220.38 million	None	$100,001 - $500,000 [a] $10,001 - $50,000 [b]	(1)
	Jonas Patrikson, CFA	1 RIC 1 PIV 282 other accounts	$89.648 million $201.32 million $220.22 million	None	$1- $10,000[a] $1-$10,000[b]	(1)
	Mary-Ann Ward	1 RIC 1 PIV 293 other accounts	$89.65 million $201.32 million $227.68 million	None	None	(1)
	Michael T. Welter, CFA	1 RIC 1 PIV 283 other accounts	89.65 billion $201.3 million $220.6 million	None	$50,001- $100,000[a] $1 - $10,000[b]	(1)

For Funds with fiscal year ending September 30
Contrarian Core Fund	Guy W. Pope, CFA	3 RICs 1,847 other accounts	$6.6 billion $567 million	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)

Dividend Income Fund	Richard E. Dahlberg, CFA	1 RIC 2 PIVs 99 other accounts	$425 million $372 million $813.01 million	None	$100,001- $500,000[a] $100,001- $500,000[b]	(1)
	Scott L. Davis	2 PIVs 92 other accounts	$372 million $815 million	None	$50,001- $100,000[a] $100,001- $500,000[b]	(1)

Large Cap Growth Fund	Peter R. Deininger[3]	1 PIV 15 other accounts	$315 million $275 million	None	$1- $10,000	(1)
	John T. Wilson, CFA	4 RICs 1 PIV 19 other accounts	$200 million $300 million $500 million	None	$100,001- $500,000[a]	(1)

Small Cap Core Fund	Richard D’Auteuil	1 PIV 27 other accounts	$158.85 million $907.08 million	None	None	(1)
	Jeffrey Hershey, CFA	1 PIV 28 other accounts	$158.85 million $901.77 million	None	None	(1)

For the Fund with fiscal year ending October 31
Connecticut Tax-Exempt Fund	Catherine Stienstra[4]	11 RICs 12 other accounts	$4.42 billion $6.68 billion	None	None	(2)

For the Fund with fiscal period ending December 31
Real Estate Equity Fund	Arthur J. Hurley, CFA	8 other accounts	$750,000	None	$1-$10,000[a] $1-$10,000[b]	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Information provided as of April 30, 2010.
[2]	Account information provided as of May 31, 2010. Other accounts also include personal accounts as of June 30, 2010.
[3]	Account information provided as of March 31, 2010.
[4]	Account information provided as of August 31, 2010.

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Structure of Compensation

(1) Compensation of Legacy Columbia Management Advisors, LLC Portfolio Managers

Compensation for portfolio managers who were associates of the Previous Adviser prior to May 1, 2010, is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

(2) Compensation of Legacy RiverSource Investments, LLC Portfolio Managers

Compensation for portfolio managers who were associates of RiverSource Investments, LLC (now known as Columbia Management Investment Advisers, LLC), is typically comprised of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The Adviser’s portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Adviser employees. Depending upon their job level, Adviser portfolio managers may also be eligible for other benefits or perquisites that are available to all Adviser employees at the same job level.

The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the Adviser has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

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Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Leonard A. Aplet, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Stephen D. Barbaro, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Catherine Stienstra	Connecticut Tax-Exempt Fund	Barclays Capital Municipal Bond Index	Lipper Connecticut Municipal Debt Funds Classification

Robert B. Cameron	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

Richard A. Carter	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Wayne M. Collette, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Richard E. Dahlberg, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Richard D’Auteuil	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Scott L. Davis	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Peter R. Deininger	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Chad H. Farrington	High Yield Municipal Fund	Barclays Capital High Yield Municipal Bond Index; Blended Benchmark[4]	Lipper High Yield Municipal Debt Funds Classification

William Finan	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Thomas M. Galvin, CFA	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Emil A. Gjester	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Todd D. Herget	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Jeffrey Hershey, CFA	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Michael E. Hoover	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFA	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Arthur J. Hurley, CFA	Real Estate Equity Fund	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Orhan Imer	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Jeremy Javidi, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Brian Lavin, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Lawrence W. Lin, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Colin J. Lundgren, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

George J. Myers, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Carl. W. Pappo, CFA	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Jonas Patrikson, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Nicholas Pifer	International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index- Unhedged	Lipper International Income Funds Classification

Jennifer Ponce de Leon	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

Guy W. Pope, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	Contrarian Core Fund	Russell 1000 Index	Lipper Large-Cap Core Funds Classification

	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Alexander D. Powers	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

J. Nicholas Smith, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Ronald B. Stahl, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Gene R. Tannuzzo, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Mary-Ann Ward	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Michael T. Welter, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Dara J. White	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

David J. Williams, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

John T. Wilson, CFA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Michael Zazzarino	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

[1]	A custom composite, established by the Adviser, consisting of a 60% weighting of the S&P 500 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index.
[2]	A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Adviser.
[3]

A custom composite, established by the Adviser, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

[4]	A custom composite, established by the Adviser, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index.

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The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and

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other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

For U.S. Treasury Index Fund, pursuant to the Administrative Services Agreement, the Administrator, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons of the Administrator or its affiliates, brokerage fees and commissions, interest on borrowings and such extraordinary, non-recurring expenses as may arise, including litigation expenses. For the purposes of this arrangement, distribution and service fees are not considered operating expenses.

Administration Fees Paid by the Funds

The Administrator and the Previous Administrator received fees from the Funds for their services as reflected in the following charts, which show administration fees paid to and, as applicable, waived/reimbursed by the Administrator and the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Administration Fee Paid	$754,748	$678,588	$759,720
Amount Reimbursed	—	$209,350	$206,179
Amount Waived	—	—	—
Corporate Income Fund
Administration Fee Paid	$675,315	$675,654	$870,923
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Administration Fee Paid	$615,027	$1,001,669	$2,430,055
Amount Reimbursed	—	$251,476	$476,664
Amount Waived	—	—	—
Energy and Natural Resources Fund
Administration Fee Paid	$723,263	$765,650	$941,122
Amount Reimbursed	—	$254,984	$263,577
Amount Waived	—	—	—
Intermediate Bond Fund
Administration Fee Paid	$3,164,565	$3,373,301	$3,620,050
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Administration Fee Paid	$16,020	$85,238	$334,900
Amount Reimbursed	—	$30,445	$66,921
Amount Waived	—	—	—
Select Large Cap Growth Fund
Administration Fee Paid	$2,127,779	$1,291,853	$1,216,720
Amount Reimbursed	—	$394,599	$333,294
Amount Waived	—	—	—
U.S. Treasury Index Fund
Administration Fee Paid	$1,122,055	$1,080,502	$551,345
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Value and Restructuring Fund
Administration Fee Paid	$9,398,359	$11,411,391	$13,588,716
Amount Reimbursed	—	$3,327,593	$3,424,080
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Administrator	Previous Administrator
High Yield Opportunity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Income Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

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	Fiscal Year Ended May 31, 2010		Fiscal Period Ended May 31, 2009*
Fund	Administrator	Previous Administrator
International Bond Fund
Administration Fee Paid	$680	$6,325	$1,862
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Administrator	Previous Administrator
High Yield Municipal Fund
Administration Fee Paid	$140,597	$637,176	$661,657	$815,422
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Administrator	Previous Administrator
Balanced Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Mid Cap Growth Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Growth Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Administration Fee Paid	$382,478	$810,252	$1,058,644	$1,175,452
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
[1]	Unaudited.

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Administration Fee Paid	$201,987	$260,528	$297,160
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

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Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Dividend Income Fund
Administration Fee Paid	$836,788	$756,060	$714,875
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Large Cap Growth Fund
Administration Fee Paid	$555,279	$865,130	$922,750
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Small Cap Core Fund
Administration Fee Paid	$302,523	$625,431	$889,186
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund also reimburses State Street for certain out-of-pocket expenses and charges.

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From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Prior to December 15, 2006, the Previous Adviser was responsible for providing pricing and bookkeeping services, to the Funds operating at the time, under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between the Previous Adviser and State Street, the Previous Adviser delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to the Previous Adviser and discussed below) were paid to State Street. The Funds also reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by the Previous Adviser in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid by the Funds

The Adviser and the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street and to the Adviser and the Previous Adviser, as applicable, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$149,216	$129,842	$82,648
Corporate Income Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$158,268	$156,839	$182,251
Emerging Markets Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$103,288	$117,814	$105,826
Energy and Natural Resources Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$123,403	$116,154	$78,072
Intermediate Bond Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$189,677	$188,898	$189,435
Pacific/Asia Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$53,504	$57,548	$52,002

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Select Large Cap Growth Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$140,511	$140,065	$77,132
U.S. Treasury Index Fund**
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—
Value and Restructuring Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$143,767	$143,296	$78,208

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
High Yield Opportunity Fund
Amount Paid to Adviser	—	—	$114,926
Amount Paid to State Street	$113,154	$96,616	$8,212
Strategic Income Fund
Amount Paid to Adviser	—	—	$190,423
Amount Paid to State Street	$193,287	$181,682	$8,212

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009*
International Bond Fund
Amount Paid to Adviser	—	—
Amount Paid to State Street	$46,735	$26,617

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
High Yield Municipal Fund
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$192,931	$180,290	$191,877
Small Cap Value Fund I
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$146,364	$145,161	$143,111

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended August 31, 2010[1]	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Balanced Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$97,492	$80,304	$85,084
Mid Cap Growth Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,095	$145,117	$144,122

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Fund	Fiscal Year Ended August 31, 2010[1]	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Small Cap Growth Fund I
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,808	$97,227	$87,811
Strategic Investor Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$147,864	$143,423	$149,889

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
[1]	Unaudited.

Fund	Fiscal Year ended September 30, 2009*	Fiscal Year ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Amount Paid to Adviser	—	$3,106	$43,283
Amount Paid to State Street	$83,251	$96,037	$78,321
Dividend Income Fund
Amount Paid to Adviser	—	$3,106	$51,635
Amount Paid to State Street	$141,429	$144,517	$103,692
Large Cap Growth Fund
Amount Paid to Adviser	—	$3,106	$51,635
Amount Paid to State Street	$141,538	$140,096	$106,855
Small Cap Core Fund
Amount Paid to Adviser	—	$3,106	$51,635
Amount Paid to State Street	$104,080	$152,060	$114,670

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Amount Paid to Adviser	—	$1,952	$24,798
Amount Paid to State Street	$61,643	$62,893	$56,215

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*
Real Estate Equity Fund
Amount Paid to Adviser	—	—	$4,673	$63,096
Amount Paid to State Street	$27,743	$74,509	$84,454	$84,836

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their

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designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor received commissions and other compensation for their services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and Previous Distributor retained, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid
Class A shares	$87,653	$23,344	—
Amount Retained
Class A shares	$10,847	$3,032	—
Class C shares	$813	—	—
Corporate Income Fund
Amount Paid
Class A shares	$76,987	$42,265	$83,846
Amount Retained
Class A shares	$8,679	$4,859	$10,209
Class B shares	$6,890	$19,621	$26,159
Class C shares	$1,744	$1,809	$4,085
Emerging Markets Fund
Amount Paid
Class A shares	$71,380	$25,581	$15,743
Amount Retained
Class A shares	$11,618	$4,445	$5,464
Class C shares	$134	$356	$117

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Energy and Natural Resources Fund
Amount Paid
Class A shares	$367,133	$226,149	$41,980
Amount Retained
Class A shares	$55,189	$37,467	$6,898
Class C shares	$4,646	$5,557	—
Intermediate Bond Fund
Amount Paid
Class A shares	$100,659	$75,693	$164,058
Amount Retained
Class A shares	$9,832	$9,783	$17,512
Class B shares	$20,653	$67,508	$126,025
Class C shares	$3,191	$13,915	$3,509
Pacific/Asia Fund
Amount Paid
Class A shares	$4,028	$1,037	—
Amount Retained
Class A shares	$576	$109	—
Class C shares	$28	—	—
Select Large Cap Growth Fund
Amount Paid
Class A shares	$72,757	$35,906	$17,771
Amount Retained
Class A shares	$11,067	$22,304	$2,508
Class C shares	$1,504	$1,487	—
U.S. Treasury Index Fund
Amount Paid
Class A shares	$83,413	$599,674	$32,972
Amount Retained
Class A shares	$9,858	$68,225	$4,014
Class B shares	$20,761	$19,230	$7,255
Class C shares	$45,774	$36,124	$2,579
Value and Restructuring Fund
Amount Paid
Class A shares	$323,994	$1,456,148	$475,597
Amount Retained
Class A shares	$54,926	$327,389	$81,037
Class C shares	$22,254	$53,825	$1,095

*	All amounts were paid to or retained by the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Distributor	Previous Distributor
High Yield Opportunity Fund
Amount Paid
Class A shares	$2,214	$102,312	$52,757	$81,858
Amount Retained
Class A shares	$12,953**		$6,397	$9,712
Class B shares	$12,197**		$37,832	$120,102
Class C shares	$1,882**		$2,372	$1,294

83

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Distributor	Previous Distributor
Strategic Income Fund
Amount Paid
Class A shares	$62,252	$1,393,488	$1,484,623	$1,500,658
Amount Retained
Class A shares	$212,105**		$174,597	$182,191
Class B shares	$112,534**		$254,576	$401,532
Class C shares	$ 55,451**		$38,358	$16,683

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*
Fund	Distributor	Previous Distributor
International Bond Fund
Amount Paid
Class A shares	$532	$7,025	$5
Amount Retained
Class A shares	$ 869**		$1
Class C shares	$ 4**		—

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Distributor	Previous Distributor
High Yield Municipal Fund
Amount Paid
Class A Shares	$14,851	$76,842	$62,416	$79,171
Amount Retained
Class A Shares	$10,473**		$7,933 (underwriting discount) $33 (CDSC)	$9,673 (underwriting discounts) $12,689 (CDSC)
Class B Shares	$8,610**		$16,011	$23,627
Class C Shares	$2,743**		$736	$4,765

Small Cap Value Fund I
Amount Paid
Class A shares	$26,259	$154,679	$253,305	$350,124
Amount Retained
Class A shares	$28,705**		$40,492 (underwriting discount) $519 (CDSC)	$54,614 (underwriting discounts) $1,051 (CDSC)
Class B shares	$36,729**		$69,591	$95,335
Class C shares	$5,331**		$7,107	$16,400

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

84

Fund	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Balanced Fund
Amount Paid
Class A shares	$207,936	$337,368	$134,794	$51,909
Amount Retained
Class A shares	$81,893**		$19,807	$10,387 (underwriting discount)
Class B shares	$10,629**		$9,543	$8,501
Class C shares	$7,621**		$423	$94

Mid Cap Growth Fund
Amount Paid
Class A shares	$19,121	$32,841	$51,601	$180,381
Class T shares	$156	$372	$917	$1,016
Amount Retained
Class A Retained	$7,346**		$7,987	$35,837
Class B Retained	$4,870**		$9,579	$12,057
Class C Retained	$1,021**		$1,459	$3,558
Class T Retained	$61**		—	$1

Small Cap Growth Fund I
Amount Paid
Class A shares	$27,242	$55,837	$101,052	$187,929
Amount Retained
Class A shares	$11,901**		$17,113	$30,175
Class B shares	$5,690**		$4,599	$1,789
Class C shares	$2,854**		$13,038	$1,464

Strategic Investor Fund
Amount Paid
Class A shares	$16,138	$42,407	$76,883	$209,325
Amount Retained
Class A shares	$8,700**		$12,250	$241,215
Class B shares	$29,424**		$70,039	$83,980
Class C shares	$2,257**		$2,303	$4,702

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.
[1]	Unaudited.

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Amount Paid
Class A shares	$86,071	$36,936	$19,479
Class T shares	$12,088	$28,049	$27,371
Amount Retained
Class A shares	$12,921	$6,075 (underwriting discount) $11 (CDSC)	$3,232 (underwriting discount) $26 (CDSC)
Class B shares	$4,070	$6,252	$13,877
Class C shares	$442	$217	$56
Class T shares	$1,659	$4,121 (underwriting discount) — (CDSC)	$3,847 (underwriting discount)

85

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*

Dividend Income Fund
Amount Paid
Class A shares	$803,682	$286,403	$488,144
Class T shares	$6,141	$8,615	$11,210
Amount Retained
Class A shares	$125,322	$48,889 (underwriting discount) $347 (CDSC)	$84,117 (underwriting discount) $91 (CDSC)
Class B shares	$39,378	$46,255	$62,830
Class C shares	$5,857	$3,049	$8,381
Class T shares	$930	$1,246 (underwriting discount)	$1,438 (underwriting discount)

Large Cap Growth Fund
Amount Paid
Class A shares	$74,526	$98,167	$92,402
Class T shares	$41,614	$65,452	$55,772
Amount Retained
Class A shares	$18,305	$15,920 (underwriting discount) $795 (CDSC)	$15,320 (underwriting discount) $624 (CDSC)
Class B shares	$33,744	$88,380	$160,928
Class C shares	$2,549	$3,369	$3,244
Class E shares	$87	— (underwriting discount) $75 (CDSC)	—
Class F shares	N/A	N/A	—
Class T shares	$5,524	$8,731 (underwriting discount) $4,712 (CDSC)	$7,274 (underwriting discount)

Small Cap Core Fund
Amount Paid
Class A shares	$65,118	$8,298	$24,792
Class T shares	$10,735	$17,011	$23,624
Amount Retained
Class A shares	$9,774	$1,180 (underwriting discount) — (CDSC)	$3,923 (underwriting discount) $3 (CDSC)
Class B shares	$20,617	$59,022	$70,993
Class C shares	$100	$339	$507
Class T shares	$1,442	$2,334 (underwriting discount) $451 (CDSC)	$2,756 (underwriting discount) —

*	All amounts were paid to or retained by the Previous Distributor.

86

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Amount Paid
Class A shares	$81,306	$60,652	$36,337
Amount Retained
Class A shares	$10,073	$7,301 (underwriting discount)	$3,961 (underwriting discounts) (CDSC)
Class B shares	$5,835	$13,389	$29,439
Class C shares	$168	$467	$40

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Amount Paid
Class A shares	$19,596	$27,222	$33,423	$120,365
Amount Retained
Class A shares	$3,518	$5,864	$6,160	$19,151
Class B shares	$2,585	$6,730	$12,250	$36,895
Class C shares	$431	$1,207	$1,701	$1,814

*	All amounts were paid to or retained by the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other

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than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

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Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed

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funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable

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legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, Class R5 and Class Y shares. For Class R4 and Class R5 shares, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual

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limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the period November 1, 2007 through October 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through October 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period September 1, 2005 through October 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.
The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 and Class R5 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). Pursuant to the Administrative Services Agreement, the Administrator pays the Transfer Agency Fees of U.S. Treasury Index Fund on behalf of the Fund. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ Custodian. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after August 31, 2009 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after August 31, 2010.

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The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is One International Place, Boston, Massachusetts 02110. K&L Gates LLP serves as co-counsel. Its address is 1601 K Street N.W., Washington, DC, 20006-1600.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class A shares, Class B shares, Class C shares, Class E shares, Class F shares, Class R shares, Class R4 shares, Class T shares and Class W shares of the Funds. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, Class E shares, Class F shares or Class T shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for these share classes of the Funds for details.

The table below shows the maximum annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.10%	0.25%	up to 0.35%[a,b]
Class B	0.75%	0.25%	1.00%[b]
Class C	0.75%	0.25%	1.00%[b,c]
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R	0.50%	— [d]	0.50%
Class R4	none	0.25%[e]	0.25%[e]
Class R5	none	none	none
Class T	none	0.50%[f]	0.50%[f]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none

[a]	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Columbia funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Balanced Fund, Contrarian Core Fund, Dividend Income Fund, Intermediate Bond Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Real Estate Equity Fund, Small Cap Core Fund, Small Cap Growth Fund I	0.10%	0.25%	0.35%*
Bond Fund, Connecticut Tax-Exempt Fund, Corporate Income Fund, Emerging Markets Fund, Energy and Natural Resources Fund, High Yield Opportunity Fund, International Bond Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, Small Cap Value Fund I, Strategic Income Fund, Strategic Investor Fund, U.S. Treasury Index Fund, Value and Restructuring Fund	—	0.25%	0.25%
High Yield Municipal Fund	—	0.20%	0.20%

*	The indicated Funds may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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[b]

Service Fee for Class A shares, Class B shares and Class C shares of Connecticut Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of the Fund issued prior to December 1, 1994, and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets.

[c]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Connecticut Tax-Exempt Fund) does not exceed the specified percentage annually: 0.45% for Connecticut Tax-Exempt Fund; 0.80% for High Yield Municipal Fund; 0.85% for Corporate Income Fund, Intermediate Bond Fund, Strategic Income Fund and U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

[d]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[e]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

[f]

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

The shareholder servicing plan permits the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds may pay

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shareholder service fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Fund, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of the Fund shares and (viii) other similar services.

Distribution and Service Fees Paid by the Funds

The Distributor and the Previous Distributor received distribution and service fees from the Funds for their services as reflected in the following charts, which show distribution and service fees paid to and waived by, as applicable, the Distributor and the Previous Distributor, for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares and Class Z shares do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Bond Fund
Distribution Fee	—	—	$13,110	N/A
Service Fee	$29,341	—	$4,370	N/A
Fees Waived by the Distributor	—	—	—	N/A
Corporate Income Fund
Distribution Fee	—	$56,609	$84,028	N/A
Service Fee	$204,427	$18,855	$28,014	N/A
Fees Waived by the Distributor	—	—	$16,837	N/A
Emerging Markets Fund
Distribution Fee	—	N/A	$7,090	N/A
Service Fee	$10,730	N/A	$2,363	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Energy and Natural Resources Fund
Distribution Fee	—	N/A	$89,532	N/A
Service Fee	$95,419	N/A	$29,844	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Intermediate Bond Fund
Distribution Fee	$159,958	$266,146	$239,468	$8,902
Service Fee	$399,760	$88,709	$79,839	N/A
Fees Waived by the Distributor	$159,958	—	$47,893	N/A

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Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Pacific/Asia Fund
Distribution Fee	—	N/A	$2,781	N/A
Service Fee	$1,579	N/A	$927	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Select Large Cap Growth Fund
Distribution Fee	—	N/A	$14,917	$618
Service Fee	$769,303	N/A	$4,972	—
Fees Waived by the Distributor	—	N/A	—	—
U.S. Treasury Index Fund
Distribution Fee	—	$56,393	$184,245	—
Service Fee	$148,960	$18,798	$61,427	—
Fees Waived by the Distributor	—	—	$36,843	—
Value and Restructuring Fund
Distribution Fee	—	N/A	$473,717	$258,974
Service Fee	$610,589	N/A	$157,906	—
Fees Waived by the Distributor	—	N/A	—	—

*	All amounts were paid or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended May 31, 2010

	Class A Shares		Class B Shares		Class C Shares		Class J Shares*
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Opportunity Fund
Distribution Fee	—	—	$10,429	$147,519	$8,223	$89,599	N/A	N/A
Service Fee	$41,009	$429,929	$3,469	$49,173	$2,714	$29,852	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	$1,645	$17,946	N/A	N/A

International Bond Fund
Distribution Fee	—	—	N/A	N/A	$64	$317	N/A	N/A
Service Fee	$213	$1,522	N/A	N/A	$195	$949	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	—	—	N/A	N/A

Strategic Income Fund
Distribution Fee	—	—	$59,732	$774,956	$126,549	$1,320,458	—	$28,560
Service Fee	$216,952	$2,300,745	$19,540	$255,683	$42,458	$435,805	—	$20,076
Fees Waived by the Distributor	—	—	—	—	$25,310	$262,023	—	—

*	On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares.

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Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended June 30, 2010

	Class A Shares		Class B Shares		Class C Shares
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Municipal Fund
Distribution Fee	—	—	$7,716	$46,609	$9,271	$44,660
Service Fee	$27,169	$112,152	$2,058	$12,428	$3,090	$14,887
Fees Waived by the Distributor	—	—	—	—	—	—

Small Cap Value Fund I
Distribution Fee	—	—	$32,481	$188,879	$68,350	$327,919
Service Fee	$266,253	$1,175,984	$10,827	$ 62,959	$22,783	$109,306
Fees Waived by the Distributor	—	—	—	—	—	—

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended August 31, 2010*1

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares**
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Balanced Fund
Distribution Fee	—	—	$17,743	$36,746	$60,965	$80,541	N/A	N/A	N/A	N/A
Service Fee	$48,934	$48,551	$ 5,914	$12,249	$20,477	$26,809	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Mid Cap Growth Fund
Distribution Fee	—	—	$15,838	$40,577	$26,090	$50,883	$8,167	$13,987	—	—
Service Fee	$55,624	$101,648	$ 5,279	$13,526	$ 8,697	$16,961	—	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Small Cap Growth Fund I
Distribution Fee	—	—	$6,386	$14,230	$35,553	$61,671	N/A	N/A	N/A	N/A
Service Fee	$54,406	$102,137	$2,129	$ 4,743	$11,851	$20,557	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Strategic Investor Fund
Distribution Fee	—	—	$55,413	$127,463	$43,771	$99,781	N/A	N/A	N/A	N/A
Service Fee	$127,413	$277,644	$18,471	$ 42,488	$14,590	$33,260	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

*	All amounts were paid to or waived by the Previous Distributor.
**	Paid pursuant to the Shareholder Services Plan for Class T shares.
[1]	Unaudited.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended September 30, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class F Shares	Class R Shares	Class T Shares**
Contrarian Core Fund
Distribution Fee	—	$20,833	$23,402	N/A	N/A	N/A	—
Service Fee	$35,066	$6,953	$7,797	N/A	N/A	N/A	$299,111
Fees Waived by the Distributor	—	—	—	N/A	N/A	N/A	—
Dividend Income Fund
Distribution Fee	—	$192,252	$194,696	N/A	N/A	$689	—
Service Fee	$810,948	$64,084	$64,929	N/A	N/A	—	$179,754
Fees Waived by the Distributor	—	—	—	N/A	N/A	—	—

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Fund	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class F Shares	Class R Shares	Class T Shares**
Large Cap Growth Fund
Distribution Fee	—	$227,129	$118,242	$11,426	$1,852	N/A	—
Service Fee	$308,522	$75,710	$39,444	$28,565	$617	N/A	$380,511
Fees Waived by the Distributor	—	—	—	—	—	N/A	—
Small Cap Core Fund
Distribution Fee	—	$113,507	$116,645	N/A	N/A	N/A	—
Service Fee	$183,736	$37,882	$38,938	N/A	N/A	N/A	$191,678
Fees Waived by the Distributor	—	—	—	N/A	N/A	N/A	—

*	All amounts were paid to or waived by the Previous Distributor.
**	Paid pursuant to the Shareholder Services Plan for Class T shares.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended October 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Connecticut Tax-Exempt Fund
Distribution Fee	—	$68,025	$89,850
Service Fee	$171,733	$21,786	$28,797
Fees Waived by the Distributor	—	—	$35,944

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended August 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$26,912	$26,164
Service Fee	$35,816	$8,971	$8,721
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Period Ended December 31, 2009*, 1

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$8,375	$9,509
Service Fee	$14,539	$2,791	$3,170
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.
[1]	Data for the fiscal period September 1, 2009 through December 31, 2009.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Distribution Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares.

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The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under the Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

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Codes of Ethics

The Funds, the Adviser and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

The Funds have delegated to the Adviser, or as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Adviser, the Board reviewed and approved the policies and procedures adopted by the Adviser and, as applicable, a subadviser. These included the procedures that the Adviser follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser), its affiliates, its other clients or other persons.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best interest of the Funds and their shareholders without regard to any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Adviser determines the best interest of the Funds in light of the potential economic return on each Fund’s investment.

The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser’s Proxy Voting Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser’s Proxy Voting Committee is composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. In addition to the responsibilities described above, the Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies and regulatory requirements and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Voting Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Voting Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Adviser has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s (and subadviser’s) policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

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FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of ten Trustees who have varied experience and skills. Nine of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. William E. Mayer, may technically be an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for, engage in principal transactions with, or distribute shares of a Fund or other funds or accounts advised/managed by the Adviser or any subadviser to a Fund. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee and the Investment Oversight Committees. A majority of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Adviser as the Funds’ investment adviser and administrator. The Adviser provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Adviser, including risk management services. In addition, each committee of the Board provides oversight of the Adviser’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Adviser, with independent consultants hired by the Board, and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ chief compliance officer, who also serves as chief compliance officer of the Adviser, to receive reports regarding the compliance of the Funds and the Adviser with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Adviser in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Verville and Messrs. Collins, Hacker and Nelson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

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Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Adviser.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at One Financial Center, Boston, MA 02111-2621. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

Ms. Kelly and Messrs. Hacker, Mayer, Nelson, Neuhauser and Piel are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of each Fund’s Chief Compliance Officer and reviewing her compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of each Fund and its service providers, and reviewing each Fund’s portfolio execution.

Each Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Family and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The below are members of the respective IOCs and the general categories of funds in the Columbia Funds Family which they review. These asset categories may be reassigned among the IOCs from time to time.

IOC #1: Mr. Neuhauser and Ms. Verville are responsible for reviewing funds in the following asset categories: Global Stock, International Stock, Large Growth, Mid Value; Fixed Income – Core and Municipal.

IOC #2: Messrs. Collins, Hacker and Mayer are responsible for reviewing funds in the following asset categories: Large Value, Small Growth, Specialty; Fixed Income – High Yield, Multi-Sector and Municipal.

IOC #3: Mr. Piel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Asset Allocation, Index, Large Value, Mid Value, Small Core, Small Value, Money Market; Fixed Income – Municipal and Short Duration.

IOC #4: Messrs. Drake, Nelson and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend, Mid Growth, Multi Blend, Small Growth, Specialty; Fixed Income – Core, Municipal and Short Duration.

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The table below shows the number of times each committee met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee		Governance Committee		Advisory Fees & Expenses Committee		Compliance Committee		Investment Oversight Committee
For Funds with fiscal periods ending March 31	8		6		8		8		4
For Funds with fiscal periods ending May 31	8		7		8		9		4
For Funds with fiscal periods ending June 30	8		7		8		8		4
For Funds with fiscal periods ending August 31	8		7		9		7		4
For Funds with fiscal periods ending September 30	6		6		8		7		4
For Funds with fiscal periods ending October 31	6		6		8		7		4
For Funds with fiscal periods ending December 31	3	[a]	2	[a]	4	[a]	4	[a]	1	[a]

[a]

In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31. The number of committee meetings in the table above reflects the period from September 1, 2009 through December 31, 2009. For the fiscal year ended August 31, 2009, the Audit Committee met six times, the Governance Committee met six times, the Advisory Fees & Expenses Committee met eight times, the Compliance Committee met six times and each IOC met four times.

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake – Mr. Drake has significant experience serving as a CEO on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

John D. Collins – Mr. Collins was a partner at KPMG, LLP, where he worked for 37 years until his retirement in 1999. Mr. Collins has served on the board of directors for multiple companies. While with KPMG LLP, Mr. Collins was a senior audit partner. He also served on the International Auditing Procedures Committee.

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Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly – Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

Charles R. Nelson – Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. Professor of Economics at the University of Washington since 1976, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser – Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Jonathan Piel – Mr. Piel has served since 1994 as a trustee of mutual funds advised successively by U.S. Trust, Charles Schwab and the Adviser. In addition to this significant oversight experience he was the Editor of Scientific American and a vice president of Scientific American, Inc. He is also a member of the board of several not-for-profit organizations.

Patrick J. Simpson – Mr. Simpson is a partner at the law firm Perkins Coie L.L.P. Mr. Simpson’s practice includes such relevant areas as corporate governance and securities compliance.

Anne-Lee Verville – Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

William E. Mayer – Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

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The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; CEO of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010	64	Jackson Hewitt Tax Service Inc. (tax preparation services); Student Loan Corporation (student loan provider); Celgene Corporation (global biotechnology company); Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995-2008; and The Helios Funds (exchange-traded funds); Apex Silver Mines Ltd. from 2007 to 2009

John D. Collins (Born 1938) Trustee	2005	Retired. Consultant, KPMG, LLP (accounting and tax firm) from July 1999 to June 2000; Partner, KPMG, LLP (accounting and tax firm) from March 1962 to June 1999	64	Mrs. Fields Original Cookies, Inc. (consumer products); Suburban Propane Partners, L.P.; and Montpelier Re (insurance underwriting firm)

Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	64	Nash Finch Company (food distributor) and Aircastle Limited (aircraft leasing)

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	64	None

Charles R. Nelson (Born 1942) Trustee	1981	Professor of Economics, University of Washington since January 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington since September 1993; Adjunct Professor of Statistics, University of Washington since September 1980; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	64	None

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College, since August 2007; University Professor, Boston College from November 2005 to August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005	64	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)
Jonathan Piel (Born 1938) Trustee	1994	Cable television producer and web site designer; The Editor, Scientific American from 1984 to 1994; Vice President, Scientific American, Inc. from 1984 to 1994; Member, Advisory Board, Stone Age Institute, Bloomington, Indiana (research institute that explores the effect of technology on human evolution); Member, Board of Directors of the National Institute of Social Sciences, New York City; Member, Board of Trustees of the William Alanson White Institute, New York City (institution for training psychoanalysts); Member, Advisory Board, Mount Sinai Children’s Environmental Health Center, New York	64	None

Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie L.L.P. (law firm)	64	None

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Anne-Lee Verville (Born 1945) Trustee	1998	Retired since 1997 (formerly, General Manager, Global Education Industry from 1994 to 1997; President – Application Systems Division from 1991 to 1994; Chief Financial Officer – US Marketing & Services from 1988 to 1991; and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology))	64	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William E. Mayer * (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management University of Maryland from 1992 to 1996	64	DynaVox Inc. (software developer); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); and BlackRock Kelso Capital Corporation (investment company)

*	Mr. Mayer may technically be an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for, engage in principal transactions with, or distribute shares of a Fund or other funds or accounts advised/managed by the Adviser or any subadviser to a Fund.

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Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)
For Funds with fiscal year ending March 31
Bond Fund	$4,544	$3,582	$3,867	$3,600	$3,820	$3,533	$3,305	$3,599	$3,154	$3,739
Amount deferred	$1,526	$1,590	$0	$0	$0	$0	$0	$3,599	$0	$0
Corporate Income Fund	$4,205	$3,321	$3,586	$3,337	$3,547	$3,276	$3,065	$3,337	$2,923	$3,469
Amount deferred	$1,416	$1,480	$0	$0	$0	$0	$0	$3,337	$0	$0
Emerging Markets Fund	$3,100	$2,472	$2,678	$3,099	$1,969	$2,446	$2,292	$2,355	$2,172	$2,601
Amount deferred	$2,060	$2,188	$0	$0	$0	$0	$0	$2,355	$0	$0
Energy and Natural Resources Fund	$3,888	$3,086	$3,341	$1,920	$2,671	$3,060	$2,868	$2,977	$2,691	$3,250
Amount deferred	$2,575	$2,738	$0	$0	$0	$0	$0	$2,977	$0	$0
Intermediate Bond Fund	$13,357	$10,532	$11,358	$10,581	$11,198	$10,374	$9,698	$10,555	$9,353	$10,967
Amount deferred	$4,491	$4,604	$0	$0	$0	$0	$0	$10,555	$0	$0
Pacific/Asia Fund	$1,588	$1,260	$1,363	$1,267	$1,353	$1,244	$1,165	$1,306	$1,104	$1,320
Amount deferred	$1,060	$1,118	$0	$0	$0	$0	$0	$1,306	$0	$0
Select Large Cap Growth Fund	$7,034	$5,587	$6,059	$5,625	$6,079	$5,569	$5,226	$4,880	$4,870	$5,919
Amount deferred	$4,591	$4,937	$0	$0	$0	$0	$0	$4,880	$0	$0
U.S. Treasury Index Fund	$3,628	$2,846	$3,067	$2,854	$3,008	$2,789	$2,606	$2,836	$2,471	$2,947
Amount deferred	$1,204	$1,262	$0	$0	$0	$0	$0	$2,836	$0	$0
Value and Restructuring Fund	$33,775	$26,803	$28,951	$26,950	$28,828	$26,576	$24,874	$22,548	$23,966	$28,137
Amount deferred	$11,452	$11,817	$0	$0	$0	$0	$0	$22,548	$0	$0

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$3,616	$2,742	$2,978	$2,763	$2,945	$2,686	$2,524	$2,760	$1,652	$2,845
Amount deferred	$920	$1,437	$0	$0	$0	$0	$0	$2,760	$0	$0
International Bond Fund	$1,694	$1,286	$1,399	$1,297	$1,088	$1,038	$962	$1,037	$541	$1,076
Amount deferred	$429	$676	$0	$0	$0	$0	$0	$1,037	$0	$0
Strategic Income Fund	$13,920	$10,524	$11,407	$10,585	$11,283	$10,309	$9,680	$10,576	$6,427	$10,914
Amount deferred	$3,532	$5,457	$0	$0	$0	$0	$0	$10,576	$0	$0

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	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)

For Funds with fiscal year ending June 30
High Yield Municipal Fund	$4,982	$3,854	$4,247	$3,862	$4,118	$3,778	$3,555	$3,834	$2,098	$3,967
Amount deferred.	$1,903	$2,066	$0	$0	$0	$0	$0	$3,834	$0	$0
Small Cap Value Fund I	$7,259	$5,618	$6,198	$5,619	$6,047	$5,539	$5,214	$5,618	$2,833	$5,818
Amount deferred	$1,497	$3,019	$0	$0	$0	$0	$0	$5,618	$0	$0

For Funds with fiscal year ending August 31
Balanced Fund	$3,975	$2,999	$3,314	$2,993	$2,802	$2,560	$2,403	$2,557	$1,014	$3,524
Amount deferred	$370	$1,464	$0	$0	$0	$0	$0	$2,557	$0	$0
Mid Cap Growth Fund	$7,404	$5,624	$6,239	$5,647	$6,036	$5,541	$5,190	$5,520	$1,875	$5,787
Amount deferred	$982	$2,814	$0	$0	$0	$0	$0	$5,520	$0	$0
Small Cap Growth Fund I	$4,817	$3,671	$4,077	$3,679	$3,937	$3,617	$3,391	$3,598	$1,117	$3,768
Amount deferred	$602	$1,862	$0	$0	$0	$0	$0	$3,598	$0	$0
Strategic Investor Fund	$5,856	$4,446	$4,931	$4,467	$4,774	$4,381	$4,103	$4,366	$1,518	$4,578
Amount deferred	$791	$2,220	$0	$0	$0	$0	$0	$4,366	$0	$0

For Funds with fiscal year ending September 30
Contrarian Core Fund	$2,386	$2,052	$2,262	$2,208	$2,360	$2,177	$2,046	$2,209	$2,702	$2,287
Amount deferred	$1,431	$1,170	$0	$0	$0	$0	$0	$2,209	$493	$0
Dividend Income Fund	$5,256	$4,430	$4,869	$4,728	$5,092	$4,719	$4,423	$4,782	$5,728	$4,953
Amount deferred	$2,192	$2,131	$0	$0	$0	$0	$0	$4,782	$0	$0
Large Cap Growth Fund	$6,532	$5,645	$6,229	$6,083	$6,490	$5,994	$5,632	$6,069	$7,509	$6,288
Amount deferred	$2,868	$2,788	$0	$0	$0	$0	$0	$6,069	$0	$0
Small Cap Core Fund	$3,483	$3,044	$3,368	$3,299	$3,550	$3,262	$3,070	$3,309	$4,132	$3,430
Amount deferred	$1,561	$1,519	$0	$0	$0	$0	$0	$3,309	$0	$0

For Funds with fiscal year ending October 31
Connecticut Tax-Exempt Fund	$1,666	$1,331	$1,452	$1,401	$1,491	$1,388	$1,294	$1,397	$1,546	$1,447
Amount deferred	$663	$638	$0	$0	$0	$0	$0	$1,397	$0	$0

For the Fund with fiscal period ended December 31, 2009 and fiscal year ended August 31, 2009, respectively
Real Estate Equity Fund	$868	$694	$792	$735	$783	$695	$660	$707	$508	$745
Amount deferred	$929	$903	$0	$0	$0	$0	$0	$1,952	$0	$0
Real Estate Equity Fund	$2,108	$1,822	$1,998	$1,950	$2,086	$1,938	$1,821	$1,952	$2,057	$2,021
Amount deferred	$397	$412	$0	$0	$0	$0	$0	$707	$0	$0

[1]

During the calendar year December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.

110

[2]

During the calendar year December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.

[3]

During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.

[4]	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183. Mr. Theobald served as a Trustee of the Trust until February 2010.
[5]	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Aggregate Compensation from Fund

Interested Trustee
Fund	William E. Mayer
For Funds with fiscal year ending March 31
Bond Fund	$3,532
Amount deferred	$0
Corporate Income Fund	$3,277
Amount deferred	$0
Emerging Markets Fund	$2,453
Amount deferred	$0
Energy and Natural Resources Fund	$3,069
Amount deferred	$0
Intermediate Bond Fund	$10,361
Amount deferred	$0
Pacific/Asia Fund	$1,247
Amount deferred	$0
Select Large Cap Growth Fund	$5,602
Amount deferred	$0
U.S. Treasury Index Fund	$2,780
Amount deferred	$0
Value and Restructuring Fund	$26,607
Amount deferred	$0
For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$2,716
Amount deferred	$0
International Bond Fund	$1,016
Amount deferred	$0
Strategic Income Fund	$10,405
Amount deferred	$0
For Funds with fiscal year ending June 30
High Yield Municipal Fund	$3,813
Amount deferred	$0
Small Cap Value Fund I	$5,604
Amount deferred	$0
For Funds with fiscal year ending August 31
Balanced Fund	$3,040
Amount deferred	$0
Mid Cap Growth Fund	$5,581
Amount deferred	$0
Small Cap Growth Fund I	$3,649
Amount deferred	$0
Strategic Investor Fund	$4,411
Amount deferred	$0

111

Interested Trustee
Fund	William E. Mayer
For Funds with fiscal year ending September 30
Contrarian Core Fund	$2,121
Amount deferred	$0
Dividend Income Fund	$4,604
Amount deferred	$0
Large Cap Growth Fund	$5,829
Amount deferred	$0
Small Cap Core Fund	$3,171
Amount deferred	$0
For Funds with fiscal year ending October 31
Connecticut Tax-Exempt Fund	$1,388
Amount deferred	$0
For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$1,887
Amount deferred	$0
Real Estate Equity Fund	$707
Amount deferred	$0

Independent Trustee Compensation for the Calendar Year Ended December 31, 2009

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009[a]
Rodman L. Drake	$275,955
John D. Collins	$226,990
Douglas A. Hacker	$251,005
Janet Langford Kelly	$234,000
Charles R. Nelson	$249,500
John J. Neuhauser	$233,500
Jonathan Piel	$218,500
Patrick J. Simpson	$236,000
Thomas C. Theobald[b]	$248,550
Anne-Lee Verville	$244,000

[a]	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
[b]	Mr. Theobald served as a Trustee of the Trust until February 2010.

Interested Trustee Compensation for the Calendar Year Ended December 31, 2009

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year Ended December 31, 2009[a]
William E. Mayer	$233,500

[a]	Mr. Mayer receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

112

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustee, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	John D. Collins	Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson
Balanced Fund	A	A		A	A	A
Bond Fund	A	A		A	A	A
Connecticut Tax-Exempt Fund	A	A		A	A	A
Contrarian Core Fund	A	A		A	A	A
Corporate Income Fund	A	A		A	A	E
Dividend Income Fund	A	A		A	A	A
Emerging Markets Fund	C	C	[1]	E	A	A
Energy and Natural Resources Fund	A	A		A	A	A
High Yield Municipal Fund	A	A		A	A	A
High Yield Opportunity Fund	A	A		E	A	D
Intermediate Bond Fund	A	A		A	A	E
International Bond Fund	A	A		A	A	A
Large Cap Growth Fund	A	A		A	A	D
Mid Cap Growth Fund	A	A		A	E	E
Pacific/Asia Fund	C	A		A	A	A
Real Estate Equity Fund	A	A		A	A	A
Select Large Cap Growth Fund	C	D	[1]	A	A	A
Small Cap Core Fund	A	A		A	A	A
Small Cap Growth Fund I	A	A		A	A	A

113

Fund	John D. Collins		Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson
Small Cap Value Fund I	A		A		A	A	A
Strategic Income Fund	E		D	[1]	E	E	E
Strategic Investor Fund	A		A		A	C	A
U.S. Treasury Index Fund	A		A		A	A	A
Value and Restructuring Fund	C	[1]	C	[1]	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	[1]	E	[1]	E	E	E

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	John J. Neuhauser	Jonathan Piel	Patrick J Simpson		Anne–Lee Verville
Balanced Fund	A	A	C		A
Bond Fund	A	A	A		A
Connecticut Tax-Exempt Fund	A	A	A		A
Contrarian Core Fund	A	A	A		A
Corporate Income Fund	A	A	A		A
Dividend Income Fund	A	A	A		A
Emerging Markets Fund	A	A	A		A
Energy and Natural Resources Fund	A	A	A		A
High Yield Municipal Fund	A	A	A		A
High Yield Opportunity Fund	A	A	A		A
Intermediate Bond Fund	A	A	A		A
International Bond Fund	A	A	A		A
Large Cap Growth Fund	A	A	D		A
Mid Cap Growth Fund	A	A	C		A
Pacific/Asia Fund	A	A	A		A
Real Estate Equity Fund	A	A	C		A
Select Large Cap Growth Fund	A	A	A		A
Small Cap Core Fund	A	A	A		A
Small Cap Growth Fund I	A	A	A		A
Small Cap Value Fund I	D	A	A		A
Strategic Income Fund	E	A	E		E	[1]
Strategic Investor Fund	A	A	A		A
U.S. Treasury Index Fund	A	A	A		A
Value and Restructuring Fund	A	A	A		A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	A	E	[1]	E	[1]

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

114

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	William E. Mayer
Balanced Fund	A
Bond Fund	A
Connecticut Tax-Exempt Fund	A
Contrarian Core Fund	A
Corporate Income Fund	A
Dividend Income Fund	A
Emerging Markets Fund	A
Energy and Natural Resources Fund	A
High Yield Municipal Fund	A
High Yield Opportunity Fund	A
Intermediate Bond Fund	A
International Bond Fund	A
Large Cap Growth Fund	A
Mid Cap Growth Fund	A
Pacific/Asia Fund	A
Real Estate Equity Fund	A
Select Large Cap Growth Fund	A
Small Cap Core Fund	A
Small Cap Growth Fund I	A
Small Cap Value Fund I	A
Strategic Income Fund	A
Strategic Investor Fund	A
U.S. Treasury Index Fund	A
Value and Restructuring Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	A

115

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	President	2009	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

Michael G. Clarke (Born 1969)	Senior Vice President and Chief Financial Officer	2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2010	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

116

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds, since 2007, and RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

William F. Truscott (Born 1960)	Senior Vice President	2010	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958)	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

117

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael A. Jones (Born 1959)	Senior Vice President	2010	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Amy Johnson (Born 1965)	Senior Vice President	2010	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, from 2009 until April 2010, Vice President – Asset Management and Trust Company Services, from 2006 to 2009, and Vice President – Operations and Compliance from 2004 to 2006).

Joseph F. DiMaria (Born 1968)	Treasurer and Chief Accounting Officer	Treasurer since 2009 and Chief Accounting Officer since 2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968)	Deputy Treasurer	2010	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

118

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Julian Quero (Born 1967)	Deputy Treasurer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Kathryn Thompson (Born 1967)	Assistant Treasurer	2006	Director, Mutual Fund Accounting Oversight and Treasury of the Adviser, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Stephen T. Welsh (Born 1957)	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Paul B. Goucher (Born 1968)	Assistant Secretary	2010	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Christopher O. Petersen (Born 1970)	Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

119

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Adviser other than the Funds. Conversely, any research services received by the Adviser through the

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placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in

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question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years, except as otherwise indicated. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recent fiscal years, except as otherwise indicated. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
Bond Fund	—	$7,631	$1,313
Corporate Income Fund	$16,910	$40,205	$41,873
Emerging Markets Fund	$1,613,790	$1,857,556	$409,305
Energy and Natural Resources Fund	$4,604,246	$4,051,236	$1,575,505
Intermediate Bond Fund	$72,932	$160,852	$251,534
Pacific/Asia Fund	$121,276	$249,437	$144,244
Select Large Cap Growth Fund	$1,269,007	$1,221,132	$399,105
U.S. Treasury Index Fund	—	—	—
Value and Restructuring Fund	$2,433,201	$4,287,837	$2,688,134

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Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009	Fiscal Year Ended May 31, 2008
High Yield Opportunity Fund	—	—	—
Strategic Income Fund	—	—	—

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009
International Bond Fund	$7,557	—

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008
High Yield Municipal Fund	—	$7,745	$38,343
Small Cap Value Fund I	$1,771,335	$1,761,043	$1,768,277

Fund	Fiscal Year Ended August 31, 2010*	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008
Balanced Fund	$1,940	$358,996	$367
Mid Cap Growth Fund	$3,436,137	$4,070,265	$4,499,159
Small Cap Growth Fund I	$4,948,857	$2,979,089	$1,860,445
Strategic Investor Fund	$1,505,109	$2,168,357	$2,202,923

*	Unaudited.

Fund	Fiscal Year Ended September 30, 2009	Fiscal Year Ended September 30, 2008	Fiscal Year Ended September 30, 2007
Contrarian Core Fund	$1,108,739	$837,955	$875,499
Dividend Income Fund	$1,224,272	$300,918	$252,732
Large Cap Growth Fund	$3,113,714	$3,752,464	$4,695,947
Small Cap Core Fund	$401,075	$783,011	$1,357,590

Fund	Fiscal Year Ended October 31, 2009	Fiscal Year Ended October 31, 2008	Fiscal Year Ended October 31, 2007
Connecticut Tax-Exempt Fund	$215	$2,063.75	$5,041

Fund	Fiscal Period Ended December 31, 2009	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007
Real Estate Equity Fund	$205,056	$770,227	$575,797	$1,245,494

Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid no brokerage commissions to affiliated broker/dealers for the three most recently completed fiscal years.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

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During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended March 31, 2010
Bond Fund	—	—
Corporate Income Fund	—	—
Emerging Markets Fund	$40,833,479	$96,869
Energy and Natural Resources Fund	$1,577,703,004	$1,174,934
Intermediate Bond Fund	—	—
Pacific/Asia Fund	$6,528,634	$16,526
Select Large Cap Growth Fund	$215,687,831	$123,292
U.S. Treasury Index Fund	—	—
Value and Restructuring Fund	$94,434,776	$109,144

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	—	—
Strategic Income Fund	—	—
International Bond Fund	—	—

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	—	—
Small Cap Value Fund I	$243,711,788	$379,141

For Funds with fiscal year ended August 31, 2010*
Balanced Fund	—	—
Mid Cap Growth Fund	$883,671,820	$882,670
Small Cap Growth Fund I	$552,521,922	$755,567
Strategic Investor Fund	$352,498,218	$387,370

For Funds with fiscal year ended September 30, 2009
Contrarian Core Fund	$868,244,017	$158,344
Dividend Income Fund	$1,205,420,394	$245,382
Large Cap Growth Fund	$3,319,677,698	$317,931
Small Cap Core Fund	$123,921,233	$7,888

For the Fund with fiscal year ended October 31, 2009
Connecticut Tax-Exempt Fund	—	—

For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$548,639,648	$128,657
Real Estate Equity Fund	$176,752,302	$10,022

*	Unaudited.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

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As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2010
Bond Fund	Morgan Stanley & Co., Inc	$24,282,998
	Barclays Capital	$847,993
	CS First Boston Corp.	$3,211,139
	Deutsche Bank AG	$819,793
	JPMorgan Chase & Co.	$8,744,405
	UBS Warburg LLC	$9,489,194
	Goldman Sachs & Co.	$3,182,799

Corporate Income Fund	Barclays Capital	$3,407,339
	Citigroup, Inc.	$10,063,708
	CS First Boston Corp.	$626,052
	JPMorgan Chase & Co.	$12,494,578

Emerging Markets Fund	None	$0

Energy and Natural Resources Fund	None	$0

Intermediate Bond Fund	Barclays Capital	$2,552,425
	Citigroup, Inc.	$41,593,132
	CS First Boston Corp.	$33,863,433
	Goldman Sachs & Co.	$21,911,658
	JPMorgan Chase & Co.	$72,066,818
	Morgan Stanley & Co., Inc.	$39,657,747

Pacific/Asia Fund	None	$0

Select Large Cap Growth Fund	None	$0

U.S. Treasury Index Fund	None	$0

Value and Restructuring Fund	JPMorgan Chase & Co.	$127,537,500
	Morgan Stanley & Co., Inc.	$106,908,500
	Goldman Sachs & Co.	$141,622,900
	Citigroup, Inc	$22,547,800

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	None	$0

International Bond Fund	None	$0

Strategic Income Fund	Citigroup, Inc	$21,350,102
	JPMorgan Chase & Co.	$12,268,572
	Barclays Capital	$3,127,149
	Deutsche Bank AG	$12,787,838
	Goldman Sachs & Co.	$9,796,852
	Morgan Stanley & Co., Inc.	$8,795,329

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	None	$0

Small Cap Value Fund I	Piper Jaffray Companies, Inc.	$6,315,184

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Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended August 31, 2010
Balanced Fund	Goldman Sachs & Co.	$4,701,785
	State Street Corp.	$2,838,147
	JPMorgan Chase & Co.	$10,066,956
	Citigroup, Inc.	$3,196,652
	Deutsche Bank AG	$539,763
	Barclays Capital	$561,638
	Salomon Brothers Holdings, Inc.	$1,440,381
	CS First Boston Corp.	$2,340,563
	Morgan Stanley & Co., Inc.	$2,559,873
	UBS Warburg LLC	$1,720,960
	Royal Bank of Scotland PLC	$430,160

Mid Cap Growth Fund	None	$0

Small Cap Growth Fund I	None	$0

Strategic Investor Fund	Morgan Stanley & Co., Inc.	$7,979,314
	JPMorgan Chase & Co.	$14,732,745

For Funds with fiscal year ended September 30, 2009
Contrarian Core Fund	Morgan Stanley & Co., Inc.	$6,768,896
	JPMorgan Chase & Co.	$11,790,735
	State Street Corp.	$7,774,280
	Goldman Sachs & Co.	$9,770,550

Dividend Income Fund	JPMorgan Chase & Co.	$47,544,700
	Morgan Stanley & Co., Inc.	$17,910,400

Large Cap Growth Fund	Goldman Sachs & Co.	$10,434,210
	Morgan Stanley & Co., Inc.	$19,525,424
	JPMorgan Chase & Co.	$9,644,782

Small Cap Core Fund	None	$0

For the Fund with fiscal year ended October 31, 2009
Connecticut Tax-Exempt Fund	None	$0

For the Fund with fiscal period ended December 31, 2009
Real Estate Equity Fund	None	$0

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to financial intermediaries (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.15% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

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For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Acclaim Benefits, Inc.
•	A.G. Edwards
•	Alerus Retirement Solutions
•	Ameriprise Financial Services, Inc.*
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Bisys Retirement Services
•	Charles Schwab & Co.
•	Charles Schwab Trust Co.
•	Citigroup Global Markets Inc.
•	CitiStreet LLC
•	City National Bank
•	Compensation & Capital Administrative Services, Inc.
•	CPI Qualified Plan Consultants
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Dreyfus
•	Edward D. Jones & Co., L.P.
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	First Clearing LLC
•	Genworth Financial
•	GPC Securities, Inc.
•	Guardian Life Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Financial Group
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley & Co., Incorporated
•	MSCS Financial Services, LLC
•	National Investor Services Corp.
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	PNC Advisors
•	Princeton Retirement Group
•	Principal Life Insurance Company
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Co.
•	Reliance Trust Company

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•	Robert W. Baird & Co., Inc.
•	Royal Alliance Associates, Inc.
•	Standard Retirement Services, Inc.
•	TD Ameritrade Clearing Inc.
•	TD Ameritrade Trust Company
•	Teachers Insurance and Annuity Association of America
•	The 401k Company
•	T. Rowe Price Group, Inc.
•	The Vanguard Group, Inc.
•	Unified Trust Company, N.A.
•	UPromise Investments, Inc.
•	VALIC Retirement Services
•	Wachovia Bank, N.A.
•	Wachovia Securities, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Corporation
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary

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personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Banc of America Investment Services, Inc.
•	Banc of America Securities LLC
•	Bank of America, N.A.
•	Bank of New York
•	Citibank, N.A.
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Custodial Trust Company
•	Fidelity Brokerage Services, Inc.
•	Genworth Financial, Inc.
•	Goldman, Sachs & Co.
•	GunAllen Financial, Inc.
•	Harris Corporation
•	ING Life Insurance and Annuity Co.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Clearing Corp.
•	Liberty Life Insurance Co.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley & Co. Incorporated
•	MSCS Financial Services, LLC
•	National Financial Services LLC
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	SEI Investments Inc.
•	State Street Global Markets, LLC
•	Transamerica Corporation
•	UBS Financial Services Inc.
•	US Bank National Association
•	Wachovia Securities LLC
•	Webster Investment Services, Inc.
•	Wells Fargo Corporate Trust Services
•	Wells Fargo Funds Management LLC
•	Wells Fargo Investments, LLC

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

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Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class Ba Shares		Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Class R5 Shares		Class T Shares		Class W Shares	Class Y Shares	Class Z Shares	Other
Balanced Fund	✓	✓		✓		✓	✓	[c]	✓	[c]					✓
Bond Fund	✓	✓	[c]	✓	✓						✓	[c]	✓	✓	✓
Connecticut Tax-Exempt Fund	✓	✓		✓											✓
Contrarian Core Fund	✓	✓		✓	✓	✓	✓	[c]			✓		✓		✓
Corporate Income Fund	✓	✓		✓	✓								✓		✓
Dividend Income Fund	✓	✓		✓	✓	✓					✓		✓		✓
Emerging Markets Fund	✓			✓	✓	✓							✓		✓
Energy and Natural Resources Fund	✓	✓	[c]	✓	✓	✓	✓	[c]							✓
High Yield Municipal Fund	✓	✓		✓											✓
High Yield Opportunity Fund	✓	✓		✓											✓
Intermediate Bond Fund	✓	✓		✓	✓	✓							✓		✓
International Bond Fund	✓			✓	✓										✓
Large Cap Growth Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]	✓		✓	✓	✓	✓	[b]
Mid Cap Growth Fund	✓	✓		✓	✓	✓			✓	[c]	✓		✓	✓	✓
Pacific/Asia Fund	✓			✓	✓										✓
Real Estate Equity Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]			✓		✓
Select Large Cap Growth Fund	✓			✓	✓	✓							✓		✓
Small Cap Core Fund	✓	✓		✓	✓						✓		✓		✓
Small Cap Growth Fund I	✓	✓		✓	✓	✓								✓	✓
Small Cap Value Fund I	✓	✓		✓	✓	✓								✓	✓
Strategic Income Fund	✓	✓		✓		✓	✓	[c]	✓	[c]			✓		✓
Strategic Investor Fund	✓	✓		✓	✓	✓							✓	✓	✓
U.S. Treasury Index Fund	✓	✓		✓	✓										✓
Value and Restructuring Fund	✓			✓	✓	✓							✓		✓

[a]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of the Funds by the Funds’ existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund for Class B shares of the Funds. See the prospectuses for Class B shares of the Funds for details.

[b]	The Columbia Large Cap Growth Fund also offers Class E shares and Class F shares. See the prospectuses for Class E shares and Class F shares for details.
[c]	Classes have not yet commenced operations as of the date of this SAI.

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Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

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Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f–1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged. Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account. Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

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•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

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Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

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Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled “Distributions and Taxes.” The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may

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qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury Regulations generally permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

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In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company accorded special tax treatment under the Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

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Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or

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worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules

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could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt

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income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

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“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but

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it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate Capital Gain Dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS

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pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. A Fund that invests primarily or exclusively in other regulated investment companies would not be eligible for this election, even if the underlying regulated investment companies were eligible and did make the election.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws

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covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends (defined below). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined below) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income

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tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2010, distributions made to foreign shareholders and properly designated by a Fund as “interest-related dividends” were exempt from U.S. federal income tax withholding. The exemption for interest-related dividends did not apply to any distribution to a foreign shareholder (i) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (ii) that was within certain foreign countries that had inadequate information exchange with the United States, or (iii) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. Interest-related dividends were generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund was required to designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding will not apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly designated as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2010, distributions to a foreign shareholder attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year (“short-term capital gain dividends”) were generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applied to such distribution.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it would designate any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation, and an intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI

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treatment for interests in domestically controlled REITs or regulated investment companies and not-greater- than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs – defined generally as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2010, if a Fund was a USRPHC or would have been a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also applied to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2010 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2010, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2010 and what the terms of any such extension would be. Unless and until such legislation is enacted, beginning on January 1, 2010, withholding is required in respect of amounts paid in redemption of shares of a Fund by a greater-than-5% foreign shareholder if the Fund is a USRPHC, without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

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The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it appears that any distribution made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (such qualifying Funds, “the Tax-Exempt Funds”).

Distributions of capital gains or income not attributable to interest on Tax-Exempt Funds’ tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier.

Not later than 60 days after the close of a Tax-Exempt Fund’s taxable year, the Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest dividends. In general, if an amount of the Tax-Exempt Fund’s distribution designated as an exempt-interest dividend exceeds the fund’s net-exempt interest, the amount so qualifying as tax-exempt will be scaled back ratably to the amount of its net-exempt income. In such a case, each Tax-Exempt Fund shareholder must proportionately reduce the amount of the dividend it treats as tax-exempt, and will generally include the excess income as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

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Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, eaxh state-specific Tax-Exempt Funds generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (“AMT”). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	231,713.9370	13.88%

Columbia Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,858.1120	7.72%

Columbia Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	16,991.9580	6.48%

Columbia Bond Fund Class C	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE FL 13 MINNEAPOLIS MN 55402-2323	13,245.4760	5.05%

Columbia Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.0300	100.00%

Columbia Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.2970	100.00%

Columbia Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,792,527.4810	99.93%

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Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	44,395,590.7660	61.41%

Columbia Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,737,302.7060	6.55%

Columbia Corporate Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	620,044.1290	7.11%

Columbia Corporate Income Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	641,588.8450	7.36%

Columbia Corporate Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,497.3820	22.27%

Columbia Corporate Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	234,458.5820	20.29%

Columbia Corporate Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1810	100.00%

Columbia Corporate Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1750	100.00%

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Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Corporate Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	59.54%

Columbia Corporate Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,023,009.6700	13.16%

Columbia Emerging Markets Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	147,904.2740	22.96%

Columbia Emerging Markets Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	43,259.0470	27.49%

Columbia Emerging Markets Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10,035.0910	6.38%

Columbia Emerging Markets Fund Class C	NFS LLC FEBO FMT CO CUST R/O IRA FBO ERIC K LIEW 3419 CROSS CREEK CIR WOOSTER OH 44691-1863	8,216.2920	5.22%

Columbia Emerging Markets Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.4930	100.00%

Columbia Emerging Markets Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

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Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Emerging Markets Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

Columbia Emerging Markets Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.9010	31.06%

Columbia Emerging Markets Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	27.20%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,144,861.4930	6.56%

Columbia Emerging Markets Fund Class Z	NFS LLC FEBO SMALL GRAT LLC 35 EAGLE DR SHARON MA 02067-2907	2,112,423.0010	6.46%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,015,460.5900	6.17%

Columbia Energy & Natural Resources Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	214,418.7330	8.63%

Columbia Energy & Natural Resources Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	159,151.2010	6.41%

158

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Energy & Natural Resources Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	138,725.2940	15.93%

Columbia Energy & Natural Resources Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	132.8370	100.00%

Columbia Energy & Natural Resources Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	133.2620	100.00%

Columbia Energy & Natural Resources Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,155,878.0700	19.19%

Columbia Energy & Natural Resources Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,140,791.7260	19.14%

Columbia Energy & Natural Resources Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,048,545.0140	6.39%

Columbia Energy & Natural Resources Fund Class Z	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS P.O. BOX 2226 OMAHA NE 68103-2226	1,649,852.0080	5.14%

Columbia Energy & Natural Resources Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	1,635,431.9370	5.10%

159

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class A	NFS LLC FEBO TRANSAMERICA LIFE INS COMPANY 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	3,523,035.6830	18.82%

Columbia Intermediate Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	654,794.7180	29.59%

Columbia Intermediate Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	839,859.8690	23.36%

Columbia Intermediate Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	456,912.3270	12.71%

Columbia Intermediate Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	187,152.6570	5.21%

Columbia Intermediate Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5510	100.00%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	42,853.8020	18.90%

Columbia Intermediate Bond Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	37,728.4780	16.64%

Columbia Intermediate Bond Fund Class R	MG TRUST COMPANY CUST, FBO GREGORY PHILLIES, MD, PC 700 17TH ST STE 300 DENVER CO 80202-3531	18,019.8790	7.95%

160

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO THOMAS J KING JR D D S PC P P.O. BOX 10758 FARGO ND 58106-0758	14,940.0210	6.59%

Columbia Intermediate Bond Fund Class R	RAYMOND JAMES & ASSOC INC FBO THOMAS C DAVIS & STEVEN J DAVIS TTEE SB DAVIS COMPANY PSP 2695 ELMRIDGE DR NW GRAND RAPIDS MI 49534-1302	14,292.6100	6.31%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO AUBURN MANUFACTORING INC RETIREMENT P.O. BOX 10758 FARGO ND 58106-0758	14,250.9170	6.29%

Columbia Intermediate Bond Fund Class R	MG TRUST CO CUST FBO ALERT AMBULANCE SERVICE INC 401K 700 17TH ST STE 300 DENVER CO 80202-3531	13,146.7720	5.80%

Columbia Intermediate Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5410	100.00%

Columbia Intermediate Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	50.20%

Columbia Intermediate Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,809,519.3880	6.83%

Columbia Intermediate Bond Fund Class Z	CITIGROUP GLOBAL MARKETS, INC. BOOK ENTRY ACCOUNT ATTN: MATT MAESRI MUTUAL FUNDS DEPT 333 W 34TH ST 7TH FL NEW YORK NY 10001-2402	12,546,091.5630	5.79%

161

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COL MODERATE GROWTH NY 529 ATTN: JIM MARIN 245 SUMMER ST FL 3 BOSTON MA 02210-1133	11,200,007.2990	5.17%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	55,928.8560	43.67%

Columbia Pacific/Asia Fund Class A	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10,252.7010	8.01%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6,500.1570	5.08%

Columbia Pacific/Asia Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	2,677.2470	44.60%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,899.6370	31.64%

Columbia Pacific/Asia Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	733.6400	12.22%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC BETTY JEAN GHOSH TR BETTY JEAN GHOSH TTEE 245 KUIKAHI ST HILO HI 96720-2223	518.4120	8.64%

Columbia Pacific/Asia Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	316.8570	100.00%

Columbia Pacific/Asia Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	31.17%

162

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,059,953.6000	22.72%

Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	689,282.3110	14.77%

Columbia Pacific/Asia Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	448,523.2660	9.61%

Columbia Select Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,033.4560	18.55%

Columbia Select Large Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	53,383.4870	17.99%

Columbia Select Large Cap Growth Fund Class C	BARCLAYS CAPITAL INC. 70 HUDSON STREET, 7TH FL JERSEY CITY NJ 07302-4585	40,192.9260	13.55%

Columbia Select Large Cap Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	39,009.9630	13.15%

Columbia Select Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	222.6180	100.00%

163

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO WATTEREDGE INC EMPLOYEE SP P.O. BOX 52129 PHOENIX AZ 85072-2129	32,236.3850	25.92%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO NETWORK ADJUSTERS INC 401 P.O. BOX 10758 FARGO ND 58106-0758	20,152.4090	16.20%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO CROSE & LEMKE CONSTRUCTION INC P.O. BOX 10758 FARGO ND 58106-0758	16,854.7500	13.55%

Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO INDUSTRIAL ENERGY P.O. BOX 52129 PHOENIX AZ 85072-2129	16,817.0710	13.52%

Columbia Select Large Cap Growth Fund Class R	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD GREENWOOD VILLAGE CO 80111	14,565.8440	11.71%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	11,303.0530	9.09%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO JACKSIN SERVICES INC 401K RETIR PO BOX 10758 FARGO ND 58106-0758	8,346.9230	6.71%

Columbia Select Large Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	224.0140	100.00%

Columbia Select Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	84.37%

164

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,103,428.4260	6.83%

Columbia U.S. Treasury Index Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,061,274.4000	25.34%

Columbia U.S. Treasury Index Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	214,763.4460	5.13%

Columbia U.S. Treasury Index Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	131,479.8590	28.71%

Columbia U.S. Treasury Index Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	155,004.3560	9.81%

Columbia U.S. Treasury Index Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	131,912.6590	8.35%

Columbia U.S. Treasury Index Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.6280	100.00%

Columbia U.S. Treasury Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	7,739,343.1240	30.12%

165

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia U.S. Treasury Index Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,658,883.9410	14.24%

Columbia Value and Restructuring Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	220,043.2390	15.07%

Columbia Value and Restructuring Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	118,452.3790	8.11%

Columbia Value and Restructuring Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.5110	100.00%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	349,799.6330	26.16%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	258,023.3540	19.30%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	198,346.9220	14.84%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	74,367.5070	5.56%

166

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Value and Restructuring Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.4840	100.00%

Columbia Value and Restructuring Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	27.49%

Columbia Value and Restructuring Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,424,748.5680	15.56%

Columbia Value and Restructuring Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,260,116.2440	13.15%

Columbia Value and Restructuring Fund Class Z	JOHN HANCOCK LIFE INSURANCE CO USA RPS SEG FUNDS & ACCOUNTING ET-7 601 CONGRESS ST BOSTON MA 02210-2804	7,670,245.0440	5.84%

Principal Holder Ownership of the Funds with fiscal year ending May 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,720,428.1240	13.90%

Columbia High Yield Opportunity Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	4,206,538.9500	8.70%

167

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	457,352.7670	13.33%

Columbia High Yield Opportunity Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	336,888.5590	9.82%

Columbia High Yield Opportunity Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	469,379.8150	14.22%

Columbia High Yield Opportunity Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	170,452.1540	5.16%

Columbia High Yield Opportunity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	76.46%

Columbia International Bond Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	18,954.6860	17.89%

Columbia International Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,295.4930	12.55%

Columbia International Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,491.0000	16.54%

Columbia International Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	2,824.4790	7.20%

168

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia International Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	220.4590	100.00%

Columbia International Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	59.81%

Columbia International Bond Fund Class Z	FIM FUNDING INC C/O BOFA GOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	37.60%

Columbia Strategic Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,139,026.3850	10.32%

Columbia Strategic Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,512,579.0500	25.43%

Columbia Strategic Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,631,716.6250	29.10%

Columbia Strategic Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,863,775.5590	5.63%

Columbia Strategic Income Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

169

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

Columbia Strategic Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	71.01%

Columbia Strategic Income Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,992,474.6940	8.52%

Columbia Strategic Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,348,121.9690	5.42%

Principal Holder Ownership of the Funds with fiscal year ending June 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,898,947.8830	35.14%

Columbia High Yield Municipal Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	518,408.6020	6.28%

Columbia High Yield Municipal Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	205,867.2160	36.48%

170

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,169.4900	32.44%

Columbia High Yield Municipal Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	54,017.2680	5.42%

Columbia High Yield Municipal Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	81.53%

Columbia Small Cap Value Fund I Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	863,978.5170	5.32%

Columbia Small Cap Value Fund I Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	857,698.9710	5.28%

Columbia Small Cap Value Fund I Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-001	847,944.5300	5.22%

Columbia Small Cap Value Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	63,970.2730	9.40%

Columbia Small Cap Value Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	330,773.3610	21.60%

171

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	89,658.9020	5.85%

Columbia Small Cap Value Fund I Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	87,817.7670	5.73%

Columbia Small Cap Value Fund I Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	61.8810	100.00%

Columbia Small Cap Value Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	65.0530	100.00%

Columbia Small Cap Value Fund I Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	28,342.1690	98.89%

Columbia Small Cap Value Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	5,171,440.5480	24.27%

Columbia Small Cap Value Fund I Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	2,437,484.6220	11.44%

Columbia Small Cap Value Fund I Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,297,671.7490	6.09%

172

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,285,600.5530	6.03%

Principal Holder Ownership of the Funds with fiscal year ending August 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class A	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST #FPG90 BOSTON MA 02116-5021	282,965.6610	9.37%

Columbia Balanced Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	163,972.1100	5.43%

Columbia Balanced Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	155,186.3500	5.14%

Columbia Balanced Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	65,840.3590	23.03%

Columbia Balanced Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	18,691.0110	6.54%

Columbia Balanced Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	182,062.5900	16.33%

173

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	160,656.5000	14.41%

Columbia Balanced Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	127,157.7540	11.41%

Columbia Balanced Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	101.5430	100.00%

Columbia Balanced Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,380,710.7190	15.37%

Columbia Balanced Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	546,028.1750	6.08%

Columbia Balanced Fund Class Z	NFS LLC FEBO REGIONS BANK DBA KENNEBURT CO 250 RIVERCHASE PKWY E FL 5 BIRMINGHAM AL 35244-1832	488,272.9300	5.44%

Columbia Mid Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	746,691.5880	23.21%

Columbia Mid Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	90,385.5020	31.02%

174

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	91,133.9560	17.33%

Columbia Mid Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	61,854.3100	11.76%

Columbia Mid Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	107.6190	100.00%

Columbia Mid Cap Growth Fund Class R	PALACE ENTERTAINMENT TTEE FBO PALACE ENTERTAINMENT 401K C/O FASCORE LLC 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	29,872.0110	12.13%

Columbia Mid Cap Growth Fund Class R	COUNSEL TRUST DBA MATC FBO ANDERSON & VREELAND INC PSP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	25,872.0820	10.50%

Columbia Mid Cap Growth Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	22,752.8750	9.24%

Columbia Mid Cap Growth Fund Class R	CAPITAL BANK & TRUST CO TTEE F FALASCA MECHANICAL INC 401K 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	13,292.9880	5.40%

Columbia Mid Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	164,348.5380	17.16%

175

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	110.2780	100.00%

Columbia Mid Cap Growth Fund Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	619.0670	100.00%

Columbia Mid Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,841,200.6310	42.06%

Columbia Mid Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,957,559.1610	6.27%

Columbia Small Cap Growth Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,135.3190	9.95%

Columbia Small Cap Growth Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	183,419.5700	30.05%

Columbia Small Cap Growth Fund I Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	93.0750	100.00%

Columbia Small Cap Growth Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	94.2680	100.00%

176

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Growth Fund I Class Y	ANCHORAGE POLICE & FIRE RETIREMENT SYSTEM ATTN CHARLES M LAIRD 3600 DR MARTIN LUTHER KING JR AVE STE 207 ANCHORAGE AK 99507-1222	574,338.8870	99.91%

Columbia Small Cap Growth Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,930,461.6990	50.48%

Columbia Small Cap Growth Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,020,180.4990	10.21%

Columbia Small Cap Growth Fund I Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	1,905,578.3390	6.44%

Columbia Strategic Investor Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	605,226.9980	6.64%

Columbia Strategic Investor Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	366,932.3080	27.69%

Columbia Strategic Investor Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	195,471.8960	18.33%

Columbia Strategic Investor Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	146.9720	100.00%

177

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Investor Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	147.3190	100.00%

Columbia Strategic Investor Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	147.3190	100.00%

Columbia Strategic Investor Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	625,701.5030	99.88%

Columbia Strategic Investor Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,113,685.8780	6.22%

Principal Holder Ownership of the Funds with fiscal year ending September 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Contrarian Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,204.9040	16.30%

Columbia Contrarian Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	400,538.8090	25.71%

Columbia Contrarian Core Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	196.8500	100.00%

178

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Contrarian Core Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,904,076.6610	32.18%

Columbia Contrarian Core Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,895,818.9480	43.85%

Columbia Contrarian Core Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,742,073.6190	6.37%

Columbia Contrarian Core Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,646,036.7240	6.07%

Columbia Dividend Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,833,676.4450	6.39%

179

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,006.5390	18.13%

Columbia Dividend Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,679,694.0770	21.34%

Columbia Dividend Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	505,894.0470	6.43%

Columbia Dividend Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	205.9310	100.00%

Columbia Dividend Income Fund Class R	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	354,054.4290	50.12%

Columbia Dividend Income Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	72,943.3090	10.33%

Columbia Dividend Income Fund Class R	CAPITAL BANK & TRUST CO TTEE F CHEMGLASS INC 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	48,596.2770	6.88%

Columbia Dividend Income Fund Class T	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,729,484.3090	26.07%

180

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,052,218.9670	15.86%

Columbia Dividend Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	206.1010	100.00%

Columbia Dividend Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	76,073,223.1810	58.11%

Columbia Dividend Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	9,604,889.3720	7.34%

Columbia Large Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	501,887.3690	6.97%

Columbia Large Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	93,881.2820	12.24%

Columbia Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	144,483.2790	17.15%

Columbia Large Cap Growth Fund Class F	BRIDGET NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	3,133.0250	13.97%

181

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class F	ANDREW NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	3,132.6550	13.97%

Columbia Large Cap Growth Fund Class F	KAYLA HALL ADVANTAGE PLAN TRUST C/O MAUREEN HALL 49 RAYMOND PL STATEN ISLAND NY 10310-2231	2,804.7220	12.51%

Columbia Large Cap Growth Fund Class F	MIRANDA E KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,617.7510	11.67%

Columbia Large Cap Growth Fund Class F	CLAIRE NEUMANN ADVANTAGE PLAN TRUST C/O ROBERT S NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	2,587.8420	11.54%

Columbia Large Cap Growth Fund Class F	LILY ELIZABETH KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,582.3600	11.51%

Columbia Large Cap Growth Fund Class F	MATTHEW PATRICK NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	2,572.5710	11.47%

Columbia Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	118.0360	100.00%

Columbia Large Cap Growth Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	120.8900	100.00%

Columbia Large Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,850,615.3180	26.36%

182

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class W	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	120.8900	100.00%

Columbia Large Cap Growth Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,053,087.9350	99.94%

Columbia Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,661,903.8570	38.14%

Columbia Small Cap Core Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	725,948.6660	7.96%

Columbia Small Cap Core Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	456,353.2080	5.00%

Columbia Small Cap Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	237,992.1060	18.27%

Columbia Small Cap Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	223,748.8400	13.55%

Columbia Small Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	129,811.4340	7.86%

183

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Core Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	100,824.8620	6.11%

Columbia Small Cap Core Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	186.9860	100.00%

Columbia Small Cap Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,853,281.8600	32.82%

Columbia Small Cap Core Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	192.1600	100.00%

Columbia Small Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,295,990.1260	47.59%

Columbia Small Cap Core Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,431,874.4850	11.42%

Columbia Small Cap Core Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,230,417.1550	7.43%

Columbia Small Cap Core Fund Class Z	FIDELITY INVSTMNTS INSTITUTIONAL OPERATING CO FIIOC AGENT FBO CERTAIN EMP BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1987	1,612,451.1200	5.37%

184

Principal Holder Ownership of the Funds with fiscal year ending October 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia CT Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,458,758.9220	14.36%

Columbia CT Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	127,193.2490	31.57%

Columbia CT Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	378,486.5220	23.66%

Columbia CT Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	111,582.9250	6.98%

Columbia CT Tax-Exempt Fund Class C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	94,050.7650	5.88%

Columbia CT Tax-Exempt Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	313.3810	100.00%

Principal Holder Ownership of the Fund with fiscal year ending December 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class A	FIRST CLEARING LLC BARRETT A TOAN & PAULA OBRIAN JT TEN 42 PORTLAND PL SAINT LOUIS MO 63108-1242	246,430.2830	11.89%

185

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	198,900.1270	9.64%

Columbia Real Estate Equity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	38,577.2290	14.49%

Columbia Real Estate Equity Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.4040	100.00%

Columbia Real Estate Equity Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	37.22%

Columbia Real Estate Equity Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,884,378.3790	20.78%

186

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	46,188,118.2470	60.75%

Columbia Corporate Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	46.74%

Columbia Emerging Markets Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.5000	30.32%

Columbia Emerging Markets Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	26.55%

Columbia Intermediate Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	45.05%

Columbia Pacific/Asia Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	30.30%

187

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Select Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	62.53%

Columbia Value and Restructuring Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	25.82%

Control Person Ownership of the Funds with fiscal year ending May 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia High Yield Opportunity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	26.07%

Columbia High Yield Municipal Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	71.62%

Columbia International Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	54.08%

Columbia International Bond Fund	FIM FUNDING INC C/O BOFA GOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	34.00%

Columbia Strategic Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	25.21%

188

Control Person Ownership of the Funds with fiscal year ending August 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Mid Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,841,200.6310	37.86%

Columbia Small Cap Growth Fund I	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,930,461.6990	44.56%

Control Person Ownership of the Funds with fiscal year ending September 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Contrarian Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,895,878.9480	25.40%

Columbia Dividend Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	76,073,223.1810	58.11%

Columbia Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	16,714,991.7920	28.53%

Columbia Small Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,295,990.1260	29.93%

189

Control Person Ownership of the Fund with fiscal year ending December 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Real Estate Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	33.79%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A.

Charles Schwab & Co., Inc. is organized under the laws of the United States, 211 Main Street, San Francisco, California 94105. The Charles Schwab Corporation is the ultimate parent company of Charles Schwab & Co., Inc.

190

LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

191

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

A-1

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-2

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A-3

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

A-4

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

A-5

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING POLICY FOR LEGACY COLUMBIA MANAGEMENT CLIENTS

EFFECTIVE MAY 1, 2010

Columbia Management Investment Advisers, LLC (CMIA) has adopted the attached Proxy Voting Policy for purposes of voting proxies of securities held in certain client accounts1, with the following changes:

•	References to Columbia Management Advisors, LLC and CMA are deemed to be references to Columbia Management Investment Advisers, LLC; and

•	References to Bank of America Corporation and BAC are deemed to be references to Ameriprise Financial, Inc.

In addition, the text of footnote 1 in the Proxy Voting Policy is hereby deleted and replaced with the following:

Ameriprise Financial, Inc., the corporate parent of Columbia Management Investment Advisers, LLC, and all of its numerous affiliates own, operate and have interests in many lines of business that may create or give rise to the appearance of a conflict of interest between Ameriprise Financial, Inc. or its affiliates and those of clients advised by Columbia Management Investment Advisers, LLC. For example, Ameriprise Financial, Inc. and its affiliates may have interests with respect to issuers of voting securities that could appear to or even actually conflict with Columbia Management Investment Advisers, LLC’s duty, in the proxy voting process, to act in the best economic interest of its clients.

[1]	On April 30, 2010, Ameriprise Financial, Inc., the parent company of CMIA, acquired from Bank of America, N.A. a portion of the asset management business of Columbia Management Group, LLC, the parent company of Columbia Management Advisors, LLC (“CMA”). In connection with this transaction, CMIA became the investment adviser of certain client accounts previously advised by CMA. CMIA will apply CMA’s Proxy Voting Policy to certain of these and other client accounts.

B-1

Columbia Management Advisors, LLC (“CMA”) – Proxy Voting Policy

Last Review Date:	April 2010
Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-2

Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B – Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will similarly disclose the circumstance and abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

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The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters

For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

6. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

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Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

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These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)	Proxy Group in GWIM Investment Operations

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management

Client Communications Regarding Proxy Matters	Client Service Group

Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

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APPENDIX A – CMA’s Proxy Voting Policy

CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board; or

(vi)	CMA generally will vote AGAINST Director nominee of a company who is chief executive officer of another company on whose board the company’s chief executive officer sits (i.e. interlocking executives).

One a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor; served voted for the adoption of a poison pill without approval of shareholders), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•	Proposals to separate the role of Chairman of the Board and CEO.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals for the company to adopt confidential voting.

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CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA will generally vote FOR 162(m) bonus plans unless the Proxy Administrator recommends voting against a specific plan, in which case CMA will vote on a CASE-BY-CASE basis.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis:

•	In contested elections of directors. Proposals to adopt or eliminate cumulative voting.

•	CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR:

•

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards.

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Shareholder proposals to adopt a non-binding advisory vote on Executive Compensation (“Say on Pay”).

•

CMA recognizes that individual compensation committees are in the best position to determine the optimal design of share based plans. However, CMA generally prefers a greater use of restricted stock in place of stock options due to the greater uncertainty involved with the valuation of stock options at the time of issue.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

•

CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds 5% of the average number of shares outstanding for the last 3 years, or exceeds 1% of the average number of shares outstanding for the last 3 years (for directors only), CMA will vote on such proposals on a CASE-BY-CASE basis. CMA requires that management provide substantial justification for the repricing of options.

CMA will vote on a CASE-BY-CASE basis:

•	Proposals regarding approval of specific executive severance arrangements.

•	-Management proposals regarding “Say on Pay” (i.e. non-binding advisory vote on pay).

•	Proposals that involve awarding 50% or more of the equity shares of an equity-based compensation plan to the top five or fewer executives.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

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CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

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CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services exceeds 25% of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

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7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’s categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

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CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

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Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

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Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

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Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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APPENDIX B

Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

___________________________________________________________________________________

___________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

___________________________________________________________________________________

___________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

___________________________________________________________________________________

___________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

___________________________________________________________________________________

___________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

        or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

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APPENDIX C — SALES CHARGE WAIVERS

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

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Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

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Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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APPENDIX D — DESCRIPTION OF STATE RISK FACTORS

State Tax Exempt Funds

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the Adviser may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

State Specific Information

Connecticut Tax-Exempt Fund’s investments are highly dependent on and sensitive to the general fiscal and economic stability of the State of Connecticut (“Connecticut” or the “State”), as well as the general fiscal and economic stability of Connecticut’s subdivisions, agencies, instrumentalities or authorities, which issue the securities in which the Fund invests. The following information supplements information set forth in Connecticut Tax-Exempt Fund’s prospectus, constitutes only a brief summary and does not purport to be a complete description of certain state-specific considerations and is provided to investors in view of Connecticut

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Tax-Exempt Fund’s policy of concentrating its investments in securities issued by issuers of a single state. The information is based on publicly available sources and has not been independently verified by the Adviser. It is expected that the information will be updated only on an annual basis and thus may be out of date at any time that you make an investment decision to purchase or sell shares of Connecticut Tax-Exempt Fund.

To the extent that any statements made below involve matters of forecasts, projections, assumptions, opinions or estimates, whether or not expressly stated to be such, they are made as such and not as representations of fact or certainty, and no representation is made that any of these statements has been or will be realized. All forecasts, projections, assumptions, opinions or estimates are “forward looking statements” that must be read with an abundance of caution and that may not be realized or may not occur in the future.

Connecticut

The following information relates specifically to Columbia Connecticut Tax-Exempt Fund. This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of Connecticut and local agencies in Connecticut available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of Connecticut municipal securities than comparable municipal bond funds that do not focus on investments in Connecticut issuers.

Introduction. The State, together with the nation as a whole, is facing economic and fiscal challenges brought on by the current recession. These challenges for the State include fiscal year deficits and falling employment, among other issues. The State Office of Policy and Management monitors such matters and generally issues a report periodically estimating the current fiscal year deficit. The State Comptroller issues a similar report periodically. From time to time the legislature’s Office of Fiscal Analysis also issues reports covering these matters. The most current such information is described below under “State General Fund,” which should be considered together with the other information set forth herein.

The State’s current and projected fiscal and economic condition, as described herein, is subject to change based on a number of factors. Such factors include, but are not limited to: (a) developments with respect to the national economy as a whole, (b) developments with respect to the financial services sector of the economy, (c) developments in the world economy, and in particular commodity prices such as oil, (d) federal fiscal and economic policies, including fiscal stimulus efforts in general and the effect of such stimulus efforts in the State and the amount of federal aid to the State, (e) the extent to which the federal stimulus legislation, and in particular The American Recovery and Reinvestment Act of 2009 (the “ARRA”), as enacted and implemented, provides less federal aid to the State than was anticipated in the adopted biennial budget, and the resulting need to implement other revenue enhancements or expenditure reductions, and (f) the effect of the State’s constitutional balanced budget requirement and spending cap provisions on the adoption of the biennial budget and the effect spending constraints might have on the State’s economy. Such factors are continually changing, and no assurances can be given with respect to how such factors or other factors will materialize in the future or what effect they will have on the State’s fiscal and economic condition.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and

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property located within the State), which demonstrated slower growth in the early 2000s, but expanded at a healthy pace in 2004, surpassing the New England and national growth rates. Since then, Connecticut’s annual growth in gross state product has performed better than the New England region, but mostly slower than the nation. Employment had gained approximately 66,800 jobs by late 2007 since it bottomed out in July of 2003, but in 2008 Connecticut lost jobs.

After enjoying an extraordinary boom during the late 1990s, Connecticut, as well as the rest of the northeast and the nation, experienced an economic slowdown during the recession of the early 2000s. The unemployment rate in the State reached its low of 2.3% in 2000, compared to New England’s average of 2.8% and the national average of 4.0%. After climbing to a high of 5.5% in 2003, Connecticut’s unemployment rate declined to 4.4% for 2006. The current recession brought the unemployment rate up to 5.1% for the first six months of 2008, compared to the New England average of 4.8% and the national average of 5.1% for the same period.

General Fund. The State finances most of its operations through its General Fund. However, certain State functions, such as the State’s transportation budget, are financed through other State funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. The State, as of the forecast date, expected to derive approximately 76 percent and 72 percent, respectively, of its General Fund revenues from taxes during the 2007-08 fiscal year and the 2008-09 fiscal year.

Budget for Fiscal Years 2007-2008 and 2008-2009. Although the General Assembly did not pass the biennial budget for fiscal years 2007-08 and 2008-09 prior to its adjournment date of June 6, 2007, in a subsequent special session, the General Assembly passed, and the Governor signed into law on June 26, 2007, the biennial budget for fiscal years 2007-08 and 2008-09. The budget for fiscal year 2007-08 included General Fund revenues of $16,315.6 million and net appropriations of $16,314.9 million, resulting in a projected surplus of $0.7 million The budget for fiscal year 2008-09 included General Fund revenues of $17,073.1 million and net appropriations of $17,072.3 million, resulting in a projected surplus of $0.8 million. Pursuant to Public Act No. 07-1 of the September Special Session of the General Assembly, the General Assembly made an additional appropriation of $0.7 million for clean contracting standards, thereby reducing the projected General Fund surplus for the 2008-09 fiscal year to $0.1 million.

The General Assembly also included in the biennial budget (i) the appropriation of $613.7 million of the anticipated fiscal year 2006-07 General Fund surplus funds to pay for various spending items, including $300 million to fund a portion of the State’s contribution to the Teachers’ Retirement Fund and $85 million for debt retirement, (ii) a reduction of lapses in the amount of $96.6 million and (iii) a transfer of $80 million of the anticipated fiscal year 2006-07 General Fund surplus to the budget for the fiscal year ending June 30, 2009, resulting in a net reduction in the anticipated 2006-07 surplus of $790.3 million. According to estimates of the Office of Fiscal Analysis, approximately $471.9 million of the appropriations were for one-time purposes and approximately $318.4 million of the appropriations were for on-going purposes.

The budget was $690.4 million above the expenditure cap in fiscal year 2007-08 and $28.2 million below the expenditure cap in fiscal year 2008-09. In accordance with the provisions of Article XXVIII of the Amendments to the Constitution, the Governor issued a declaration to exceed the State’s expenditure cap in fiscal year 2007-08. This declaration was ratified by a three-fifths vote of each house of the General Assembly.

Fiscal Year 2007-2008 Operations. Pursuant to the Comptroller’s financial statements provided on December 31, 2008, as of June 30, 2008, General Fund revenues were $16,418.8 million, General Fund expenditures and net miscellaneous adjustments were $16,319.4 million and the General Fund balance for the 2007-08 fiscal year was a surplus of $99.4 million The entire surplus was reserved for fiscal year 2008-09 spending.

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Governor’s Proposed Midterm Budget Adjustments. Per Section 4-71 of the Connecticut General Statutes, the Governor is required to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report must include any recommendations for adjustments and revisions to the enacted budget.

On February 6, 2008 the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for the 2007-08 and 2008-09 fiscal years. The General Assembly convened on February 6, 2008 to consider the Governor’s proposed Midterm Budget Adjustments and adjourned on May 7, 2008. The legislature did not make any midterm budget adjustments for the 2008-09 fiscal year in the legislative session which ended May 7, 2008. However, in subsequent special sessions, $79 million was appropriated for energy relief programs in fiscal year 2008-09 and the 2007-08 surplus of $83.4 million, plus the transfer of $16 million pursuant to Section 91 of Public Act No. 07-1 of the June Special Session, was transferred for use in fiscal year 2008-09. In addition, the scheduled increase on July 1, 2008 in the oil companies tax from 7.0% to 7.5% was eliminated.

Fiscal Year 2008-2009 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on August 20, 2008 (as of the period ending July 31, 2008), September 22, 2008 (as of the period ending August 31, 2008), October 20, 2008 (as of the period ending September 30, 2008), November 20, 2008 (as of the period ending October 31, 2008) and December 20, 2008 (as of the period ending November 30, 2008), each for the General Fund for the 2008-09 fiscal year, the General Fund was estimated to have a deficit of $145.7 million, $302.4 million, $107.9 million, $356.3 million and $193.0 million, respectively. In the monthly estimate provided by the Office of Policy and Management on January 20, 2009 for the General Fund for the 2008-09 fiscal year, as of the period ending December 31, 2008, General Fund revenues were estimated at $16,098.0 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,019.7 million and the General Fund was estimated to have a deficit of $921.7 million These revenue estimates include an estimated $40 million from tax amnesty program and $12 million from the escheat of unclaimed bottler deposits and transfers totaling $71.2 million from various funds to the General Fund per Public Act No. 08-1 of the November 24, Special Session and Public Act No. 09-1. The expenditure estimates included three allotment rescissions in 2008 totaling $157 million and two mitigation plans totaling $69.8 million per Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1. The revenue estimates as of December 31, 2008 did not take into account any economic effect as a result of the changes in the financial and credit markets occurring after December 31, 2008 or during the remainder of the fiscal year. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly reports dated September 2, 2008, October 1, 2008 and November 3, 2008, the Comptroller generally agreed with the Office of Policy and Management’s projections as of the periods ending July 31, 2008, August 31, 2008 and September 30, 2008, respectively. In her monthly report dated December 1, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $50 million higher than the Office of Policy and Management’s projection for the same period. In her monthly report dated January 2, 2009, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $150 million higher than the Office of Policy and Management’s projections for the same period. In her monthly report dated February 2, 2009 for the period ending December 31, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $1.1 billion, which amount was $172.9 million higher than the estimate of the Office of Policy and Management.

Pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint

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standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. Since July 2008, the Governor has exercised her authority under Section 4-85 of the Connecticut General Statutes in rescinding allotments totaling $157 million in General Fund expenditures. In addition, the Governor has proposed two deficit mitigation packages to address the then projected deficits that exceeded her allotment rescission authority. Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1 were enacted by the General Assembly and resulted in an estimated $193.6 million in deficit mitigation. Even with these changes, on January 20, 2009, the Office of Policy and Management projected a $921.7 million deficit in the General Fund for the 2008-09 fiscal year.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Pursuant to the Comptroller’s unaudited preliminary financial results dated September 1, 2009, the Comptroller estimated the General Fund revenues for the 2008-09 fiscal year were $15,700.8 million, General Fund expenditures and miscellaneous adjustments were $16,626.7 million and the General Fund balance for the 2008-09 fiscal year was estimated to have a deficit of $925.9 million. The Comptroller indicated in her letter that under House Bill No. 6802, the General Assembly approved additional carry forward authority which is accounted for as part of the 2008-09 fiscal year deficit and therefore increases the deficit. Accordingly, the 2008-09 fiscal year deficit would increase to $947.6 million upon the act becoming law. House Bill No. 6802 became law after the date of the Comptroller’s September 1, 2009 results. Pursuant to Public Act No. 09-2 of the June Special Session, for the purpose of funding the deficit in the General Fund for the 2008-09 fiscal year, the Treasurer is authorized to issue notes of the State in an amount not to exceed the amount of such deficit and in such additional amounts as the Treasurer shall determine to pay the costs of issuance of any such notes and interest payable or accrued on such notes through June 30, 2011.

The above projections are only estimates and the information in the Comptroller’s report contains only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Budget for Fiscal Years 2009-2010 and 2010-2011. On June 3, 2009, the General Assembly adjourned its regular 2009 session without adopting a fiscal 2009-2011 biennial budget. Prior to adjournment, the General Assembly passed resolutions calling for a special session to take up matters related to adoption of a budget. The special session was immediately convened at the conclusion of the regular session. During the special session, the General Assembly passed a General Fund budget for the 2009-10 and 2010-11 fiscal years which was subsequently vetoed by the Governor.

The State continued to run its operations pursuant to executive orders issued by the Governor. Authorization to pay debt service on the State’s general obligation bonds remained unaffected. The executive orders directed all department heads and executive branch employees to limit purchases of goods and services and directed all department heads to utilize personnel and other resources in an effective and efficient manner, giving priority to programs that provide direct care services, administer justice and protect the public health and safety. The executive orders covered the months of July, August and the portion of September until the approval of an appropriation act for the fiscal year commencing July 1, 2009.

In a special session, the General Assembly passed the biennial budget for fiscal years 2009-10 and 2010-11 which subsequently became law on September 8, 2009. The enacted budget, Public Act No. 09-3 of June 2009

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Special Session, for fiscal year 2009-10 included General Fund revenues of $17,375.4 million and net appropriations of $17,374.6 million, resulting in a projected surplus of $0.8 million. The budget for fiscal year 2010-11 included General Fund revenues of $17,591.9 million and net appropriations of $17,591.0 million, resulting in a projected surplus of $0.9 million.

The enacted biennial budget raises net revenues from three major resources: 1) grants from the ARRA, 2) transfers from other State funds to the State’s General Fund and securitizations, and 3) net increases in taxes and miscellaneous fees. Federal grants from the ARRA for human services, education, and other economic related stimulus programs total $878.9 million in fiscal year 2009-10 and $594.8 million in fiscal year 2010-11. Major revenues from transfers of other State funds to the State’s General Fund and securitizations include (i) transferring Budget Reserve Funds of $1,039.7 million in fiscal year 2009-10 and $342.0 million in fiscal year 2010-11, and (ii) securitizing $1,290.7 million in fiscal year 2010-11 as amended by Public Act No. 09-7 of the September 2009 Special Session. The significant tax changes include: (i) an increase in the highest income tax rate to 6.5% from 5% for those with taxable incomes over $1 million for joint filers, $800,000 for heads of households, and $500,000 for single filers and married people filing separately, raising approximately $594.0 million in fiscal year 2009-10 and $400.0 million in fiscal year 2010-11; (ii) an imposition of a 10% corporation tax surcharge for the 2009, 2010, and 2011 income years on companies that have (1) $100 million or more in annual gross income in those years and (2) tax liability that exceeds the $250 minimum, raising approximately $74.1 million in fiscal year 2009-10 and $41.1 million in fiscal year 2010-11; (iii) an increase in the cigarette tax rate from $2.00 per pack to $3.00 per pack, raising approximately $94.9 million in fiscal year 2009-10 and $112.4 million in fiscal year 2010-11; (iv) changes in various fees, raising approximately a net total of $108.5 million in fiscal year 2009-10 and $105.9 million in fiscal year 2010-11, and (v) cuts in taxes, including (1) a reduction in the sales and use tax rate to 5.5% from 6%, and (2) a reduction in the estate and gift tax. The reduction of the sales and use tax rate effective January 1, 2010 is expected to result in a revenue loss of approximately $129.5 million in fiscal year 2009-10 and $268.0 million in fiscal year 2010-11. However, if any cumulative monthly financial statement issued by the Comptroller before January 1, 2010 indicated that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 was at least 1% less than the adopted gross tax revenue to the General Fund for fiscal year 2009-10, the tax rate will remain at 6%. If any cumulative monthly financial statement issued after January 1, 2010, and on or before June 30, 2010, indicates that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 is at least 1% less than the adopted gross tax revenue to the General Fund, the tax rate will remain at 6%. On the estate and gift taxes, the enacted law will (i) increase the threshold for the value of an estate or gift subject to the estate and gift taxes from $2 million to $3.5 million; (ii) reduce the marginal tax rates by 25%; and (iii) eliminate the tax cliff. These three measures were estimated to reduce revenues by approximately $5.9 million in fiscal year 2009-10 and $70.3 million in fiscal year 2010-11.

The significant changes in appropriations are from State employee personal services reductions, entitlement programs savings, and education grants reductions. Personal services reductions from concessions with a coalition of employee collective bargaining units including wage freezes and a Retirement Incentive Plan are expected to save approximately $191.0 million in fiscal year 2009-10 and $193.7 million in fiscal year 2010-11. Savings from entitlement programs include (i) eliminating nursing home rate increases in reimbursement levels under Medicaid, saving approximately $113.2 million in fiscal year 2009-10 and $162.2 million in fiscal year 2010-11, (ii) reducing managed care organization capitation rates by 6% under both HUSKY A and HUSKY B, saving approximately $50.1 million in fiscal year 2009-10 and $51.8 million in fiscal year 2010-11, and (iii) managing services for aged, blind and disabled individuals who are currently receiving care under the Medicaid fee-for-service program, saving approximately $27.8 million in fiscal year 2009-10 and $80.0 million in fiscal year 2010-11. Education reductions include cuts of grants to (i) the Excess Cost program that reimburses funds to towns, saving approximately $13.4 million each for both fiscal years 2009-10 and 2010-11, (ii) the Priority School District program that assists the neediest communities and funds the School Readiness program, reducing $6.9 million each for both fiscal years 2009-10 and 2010-11, and (iii) the Reading Success program designed to improve kindergarten through grade three reading, saving the State $2.4 million each for both fiscal years 2009-10 and 2010-11.

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In addition, the budget for fiscal year 2010-11 requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a financing plan that will result in net proceeds of up to $1,290.7 million to be used as general revenues of the State during such fiscal year, which may include securitizations as discussed above. The budget also requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a plan to sell assets of the State that will result in net proceeds of up to $15 million to be used as general revenues of the State during the 2009-10 fiscal year and $45 million to be used as general revenues of the State during the 2010-11 fiscal year. In addition, the budget for fiscal year 2009-10 requires a reduction of $473.3 million in expenses from budgeted amounts. The budget for fiscal year 2010-11 requires a reduction of $515.2 million of expenses from budgeted amounts.

The budget was $852.4 million below the expenditure cap in fiscal year 2009-10 and $587.0 million below the expenditure cap in fiscal year 2010-11.

Fiscal Year 2009-2010 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on October 20, 2009 for the General Fund for the 2009-10 fiscal year, as of the period ending September 30, 2009, General Fund revenues were estimated at $17,203.3 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,591.8 million and the General Fund was estimated to have a deficit of $388.5 million. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly report dated October 1, 2009 for the period ending August 31, 2009, the Comptroller indicated that although many of the revenue enhancements associated with the budget had not yet appeared within the revenue collection figures, the first quarter revenue trends raised concerns. She indicated that if the first quarter trends continued unabated, even after fully incorporating the projected revenue gains enacted as part of the budget, the revenue shortfall in the General Fund for the 2009-10 fiscal year would exceed $500 million. She further indicated that because it was early in the fiscal year, there was sufficient time for a reversal in the trend to mitigate the shortfall. The Comptroller did not address any increased expenditures, which the Office of Policy and Management projected to be an additional $212.5 million in its October 20, 2009 report. In the Comptroller’s monthly report dated November 1, 2009, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $624 million as of the period ending September 30, 2009. No assurances can be given that future report estimates will match the Office of Policy and Management’s estimates or the Comptroller’s prior estimates.

The Governor may generally reduce budget allotment requests within certain prescribed limits and has done so for the current fiscal year. Additionally, as described above, pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. The Governor is required to file such report as a result of the deficit projection included in the Comptroller’s November 1, 2009 report.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2009-10 operations of the General Fund.

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STATE DEBT

Types of State Debt. Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State’s General Fund. In addition, the State has a number of programs under which the State provides annual appropriation support for, or is contingently liable on, the debt of certain State quasi-public agencies and political subdivisions.

State Direct General Obligation Debt. Statutory Authorization and Security Provisions. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of and interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest will be made, and the Treasurer will pay such principal and interest as the same become due.

There are no State constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State’s general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State may be authorized by the General Assembly or issued unless they do not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of OPM as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal years ending June 30, 2002 and June 30, 2003, all authorized debt to fund the Connecticut Development Authority’s tax increment bond program, any indebtedness represented by agreements entered into pursuant to certain provisions of the General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness, any indebtedness issued for the purpose of meeting cash flow needs, and any indebtedness issued for the purpose of covering emergency needs in times of natural disaster are excluded or deducted. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. In addition, the amount of authorized but unissued debt for the UConn 2000 program is limited to the amount permitted to be issued under the cap.

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Under the General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor must review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects.

Certain Short-Term Borrowings. The General Statutes authorize the Treasurer, subject to the approval of the Governor, to borrow such funds, from time to time, as may be necessary, and to issue obligations of the State therefor, which must be redeemed by the Treasurer whenever, in the opinion of the Treasurer, there are funds in the treasury available for such purpose. The State has established programs of temporary note issuances from time to time to cover periodic cash flow requirements. On June 18, 2009, pursuant to the Treasurer’s request and the Governor’s approval to borrow funds on a temporary basis from time to time on behalf of the State, the Treasurer arranged with a group of banks a 364-day revolving credit facility in the amount of $580 million.

OTHER FUNDS, DEBT AND LIABILITIES

The State conducts certain of its operations through State funds other than the State General Fund and, pursuant to legislation, may issue debt secured by the special taxes or revenues pledged to certain of such funds. In addition, the State is contingently liable or has limited liability, from the resources of the State’s General Fund, for payment of debt service on certain obligations of quasi-public State agencies and municipalities of the State. The State has also made commitments to municipalities to make future grant payments for school construction projects, payable over a period of years. In addition, the State has committed to apply moneys for debt service on loans to finance child care facilities and has certain other contingent liabilities for future payments.

Transportation Fund and Debt. In 1984 the State adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of State highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of the State’s share of the costs of the local bridge program established under the act, and payment of State contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

The cost of the infrastructure program for State fiscal years 1985-2012, which will be met from federal, State and local funds, is currently estimated at $23.5 billion. The State’s share of such cost, estimated at $9.5 billion, is to be funded from transportation related taxes, fees and revenues deposited in the Special Transportation Fund, as described below, and from the proceeds of STO bonds. The portion of State program costs not financed by STO bonds is estimated at $0.6 billion and includes the expenses of the infrastructure program that either are not sufficiently large or do not have a sufficiently long life expectancy to justify the issuance of long-term bonds. Such expenses currently include liquid resurfacing, minor bridge repairs, highway maintenance activities, safety improvements and other minor transportation improvements.

The State’s share of the cost of the Infrastructure Program for State fiscal years 1985-2012 to be financed by STO bonds currently is estimated at $8.9 billion. The actual amount may exceed $8.9 billion to finance reserves and cost of issuance amounts. The issuance of such STO bonds has eliminated the need for the authorization of additional general obligation bonds of the State for surface transportation purposes. STO bonds may also be issued for the purpose of refunding general obligation bonds of the State issued for transportation infrastructure purposes.

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During fiscal years 1985-2007, $18.3 billion of the total infrastructure program was approved by the appropriate governmental authorities. The remaining $5.2 billion is required for fiscal years 2008-2012. The $5.2 billion of such infrastructure costs is anticipated to be funded with proceeds of $1.8 billion from the anticipated issuance of new STO bonds, $63 million in anticipated revenues, and $3.3 billion in anticipated federal funds.

The State has established the Special Transportation Fund for the purpose of budgeting and accounting for all transportation related taxes, fees and revenues credited to such Fund and securing the STO bonds. STO bonds are payable solely from revenues of the Special Transportation Fund. The aggregate of certain motor fuel taxes, motor vehicle receipts, motor vehicle related licenses, permits and fees, and portions of the oil companies tax and sales tax on motor vehicles and other transportation related revenue sources, including enacted adjustments to all the foregoing sources, are intended to cover the cost of the State’s share of the infrastructure program, including debt service requirements. After providing for debt service requirements, the balance of the receipts from such revenue sources may be applied to the payment of general obligation bonds of the State issued for transportation purposes and for the payment of annually budgeted expenses of the Department of Transportation and the Department of Motor Vehicles.

It is anticipated that additional STO bonds will be authorized by the General Assembly annually in an amount necessary to finance and to complete the infrastructure program. Such additional bonds may be issued on an equal rank with the outstanding bonds provided certain pledged revenue coverage requirements of the STO indentures controlling the issuance of such bonds are met. The State expects to continue to offer bonds for this program.

In addition to STO Bonds, the State has issued direct general obligation bonds for transportation purposes and the debt service on these bonds may be paid from resources of the Special Transportation Fund provided there is sufficient funding first to pay all STO debt service. For the year ended June 30, 2008 the Special Transportation Fund paid $3.1 million of State direct general obligation transportation debt service payments. The amount budgeted by the Special Transportation Fund for State direct general obligation transportation debt service payments for fiscal year 2008-09 was $2.0 million

During the past several years the Fund’s revenues and expenses have undergone a variety of legislative changes. In 2003 legislation provided for a one-time transfer of $52 million from the Fund to the State’s General Fund. In 2004 legislation increased the tax on gasohol and raised various motor vehicle fees resulting in an $18.6 million benefit to the Fund. In 2005 legislation increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $22.5 million in fiscal year 2006, $30 million in fiscal year 2007, $53 million in fiscal year 2008, $79.9 million in each of fiscal years 2009-2013, and $98 million thereafter. In 2006, legislation again increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $80 million in each of fiscal years 2007-2010 and by $100 million in fiscal year 2011 and thereafter. In July 2007 legislation increased the motor fuels tax on each gallon of diesel fuel from $0.26 to $0.37 and correspondingly exempted diesel fuel from the petroleum products gross earnings tax.

A fifteen member Transportation Strategy Board (“TSB”) was established in 2001 to propose a transportation strategy, an implementation cost estimate and funding approaches to the Governor and General Assembly. The TSB’s strategic goals are: 1) improve personal mobility within and through Connecticut; 2) improve the movement of goods and freight within and through Connecticut; 3) integrate transportation with economic, land use, environmental and quality of life issues; 4) develop policies and procedures that will integrate the state economy with regional, national and global economies; and 5) identify policies and sources that provide an adequate and reliable flow of funding necessary for a quality multi-modal transportation system. The TSB presented the initial transportation strategy to the Governor and General Assembly on January 6, 2003. In January 2007, as required in Public Act No. 06-136, the TSB again presented “Connecticut’s Transportation Strategy” to the Governor and General Assembly.

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In order to implement the strategy-related projects submitted by TSB, legislation was passed in 2005 that established fixed transfers from the Special Transportation Fund to the TSB project accounts in the amounts of $25.3 million in fiscal year 2005-06, $20.3 million in fiscal year 2006-07, $15.3 million in each of fiscal years 2007-08 through 2014-15 and $0.3 million in fiscal year 2015-16 and thereafter. In September 2007 legislation authorized the transfer of $5.5 million on deposit in the Special Transportation Fund to the TSB’s project account for various transportation related studies.

Public Acts in 2005 and 2006 authorized the issuance of more than $2.1 billion of special tax obligation bonds for the ten-year period from 2005 to 2014 for transportation system improvements, many of which are TSB-recommended projects. As of February 1, 2009 $2.0 billion of the borrowing authorized is effective with the remaining $100 million becoming effective in fiscal year 2009-10. Legislation passed in 2006 also authorized the issuance of $1.3 billion in bonds in anticipation of future federal transportation funds. Pursuant to Public Act No. 09-2 of the September 2009 Special Session, the General Assembly has authorized special tax obligation bonds of $579.2 million in fiscal year 2009-10 and $265.4 million in fiscal year 2010-11. In November 2009, the State issued $195,970,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series A, $304,030,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series B (Taxable Build America Bonds—Direct Pay), and $49,775,000 Special Tax Obligation Refunding Bonds Transportation Infrastructure Purposes, 2009 Series C.

Other Special Revenue Funds and Debt

Bradley Airport. Bradley International Airport, located in Windsor Locks, Connecticut, is owned by the State and operated by the Bureau of Aviation and Ports in the State’s Department of Transportation. The General Assembly has authorized the issuance of revenue bonds for improvements at Bradley International Airport, payable from all or a portion of the revenues generated at the airport. Legislation passed in 2001 removed a $294 million bond issuance cap for Bradley Airport but retained the requirement for State Bond Commission approval of any new bond issue. As of February 1, 2009, there were $198.9 million of Bradley International Airport Revenue Bonds outstanding.

The 2001 legislation also established a board of directors to oversee the operation and development of Bradley Airport. The seven-member board includes five appointed members and the Commissioners of Transportation and Economic and Community Development. The Bradley board is charged with a wide range of duties and responsibilities, including developing an organizational and management structure, approving the annual capital and operating budget, master plan, and community relations policies of the airport, and ensuring customer service standards and performance assessments.

Additional special obligation bonds to finance self-sustaining special facilities at Bradley International Airport payable solely from the revenues derived from such special facilities were authorized in 1993. In March 2000 the State issued $53.8 million of Bradley International Airport Special Obligation Parking Revenue Bonds to finance the construction of a five story parking garage facility at the airport and, as of February 1, 2009, $44.7 million of such bonds were outstanding.

The board of directors of Bradley Airport and the State Bond Commission approved a transaction authorizing the State Treasurer to refund Bradley International Airport General Airport Revenue Bonds, Series 2001A (AMT) for expected delivery in 2011 or thereafter and to enter into a forward starting interest rate swap transaction for the purpose of locking in current market savings. Pursuant to such authorization the State entered into certain swap agreements in April 2006.

Clean Water Fund. The General Assembly has authorized the issue of up to $1,753.4 million of revenue bonds, of which $1,209.28 million have been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. The revenue bonds are payable solely from the revenues or other receipts, funds or moneys pledged therefor. The proceeds of the revenue bonds are loaned

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primarily to Connecticut municipalities to finance water pollution control and drinking water improvements, and the loan repayments by the municipalities secure the bonds. The loans are evidenced by interim funding obligations and project loan obligations of the municipalities, pursuant to which either the full faith and credit of each such municipality is pledged, or the revenues and other funds of a municipal sewer system are pledged. The General Assembly has authorized the issue of up to $1,833.4 million of revenue bonds, of which $1,408.7 million has been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. As of October 1, 2009 $853.9 million of revenue bonds were outstanding (including refunding bonds).

Unemployment Compensation. The State pays unemployment compensation benefits from the State’s Unemployment Compensation Fund, which is funded by unemployment compensation taxes collected from employers. In 1993, the State responded to a deficit in the Fund by, among other things, issuing three series of special obligation bonds totaling $1,020.7 million to repay certain federal borrowings and to fund certain reserves. All of these bonds were defeased in June 2001. To fund future shortfalls, the State has reserved the authority to issue bonds in an aggregate amount outstanding at any time not in excess of $1,000 million, plus amounts for certain reserves and costs of issuance. The State has not incurred any additional borrowing since 1993 other than borrowings from the Federal Unemployment Trust Fund for cash flow purposes, which have been repaid prior to September 30 in each case and which therefore have not been subject to federal interest charges.

Second Injury Fund. The Second Injury Fund is a State-run workers’ compensation insurance fund which pays lost wages and medical benefits to qualified injured workers. The State established the Second Injury Fund in 1945 to encourage the hiring of persons with pre-existing physical impairments, such as veterans, and to provide relief to employers when an injured worker, who already had a pre-existing injury or condition, was hurt on the job and the second injury was made worse by the existence of the first injury. In 1995 and 1996, the State enacted legislation to close the Second Injury Fund to future second injury claims. Those laws authorized the issuance of an amount not to exceed $750 million in revenue bonds and notes outstanding at any one time to provide funds for paying past claims. No bonds are currently outstanding. The State’s management objective is to pay additional claims and settlements from current income and, if necessary, short term borrowings.

Rate Reduction Bonds. The General Assembly authorized the issuance of special obligation bonds to sustain funding of the conservation and load management and the renewable energy investment programs established under the general statutes. The State issued $205.3 million of Special Obligation Rate Reduction Bonds (2004 Series A) in June 2004. These bonds were defeased on June 5, 2008. The bonds were secured by certain revenues collected through a non-bypassable charge imposed upon each customer of the electric utilities within the State. Such revenues are property of the State and are pledged towards payment of debt service on the bonds and related costs, which pledge is a first priority lien on such revenues. The net proceeds of the bonds were deposited in the General Fund.

Contingent Liability Debt. The General Assembly has the power to impose limited or contingent liabilities upon the State in such a manner as it may deem appropriate and as may serve a public purpose. This power has been used to support the efforts of quasi-public agencies, municipalities and other authorities formed to carry out essential public and governmental functions by authorizing these entities to issue indebtedness backed, partially or fully, by General Fund resources of the State. Not all entities that are authorized to issue such indebtedness have done so, and the description below of the State’s limited or contingent liability is restricted only to specific indebtedness backed by the State.

Special Capital Reserve Funds. The primary vehicle through which the State has undertaken contingent or limited liability is the special capital reserve fund. A special capital reserve fund, if established, provides additional security for bonds issued by the entity authorized to establish such a reserve fund. Subject to exceptions in the legislation authorizing the establishment of a particular special capital reserve fund, monies held in and credited to a special capital reserve fund are intended to be used solely for the payment of the

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principal of bonds secured by such special capital reserve fund, the purchase of such bonds, the payment of interest on such bonds or the payment of any redemption premium required to be paid when such bonds are redeemed prior to maturity. The special capital reserve fund is frequently funded with bond proceeds to a specified amount (the minimum of which is often the maximum annual principal and interest payments due on the bonds). The State undertakes the obligation to restore a special capital reserve fund to its minimum level. The method for determining such required minimum capital reserve is set out in the legislation authorizing the special capital reserve fund. If the special capital reserve fund should fall below the required minimum capital reserve amount, an official of the authority or municipality which established the special capital reserve fund must certify to the Secretary of the Office of Policy and Management or the State Treasurer or both the amount necessary to restore such special capital reserve fund to the required minimum capital reserve amount. On or before December 1, annually, the amount specified in the certificate is deemed to be appropriated from the State’s General Fund and must be allotted and paid to the entity that established the special capital reserve fund. On an annual basis, the State’s liability under any special capital reserve fund mechanism is limited to its obligation to restore that fund to its minimum capital reserve amount.

Quasi-Public Agencies. The State has established by legislation several quasi-public agencies. These quasi-public agencies are not departments, institutions or agencies of the State. They are, however, bodies politic and corporate that constitute public instrumentalities and political subdivisions of the State and whose exercise of authority granted to them is deemed to be the performance of an essential public and governmental function. These organizations provide a wide range of services that might otherwise be provided directly by the State. Among the public authorities are: the Connecticut Development Authority, the Connecticut Health and Educational Facilities Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Housing Finance Authority, the Connecticut Resources Recovery Authority and the Capital City Economic Development Authority. Each of these public authorities is authorized to issue bonds in its own name to facilitate its activities and each has issued bonds secured by a special capital reserve fund, or other contractual arrangement, for which the State has limited contingent liability.

Assistance to Municipalities. In addition to the limited or contingent liabilities that the State has undertaken in connection with the activities of its quasi-public agencies, the State has undertaken certain limited or contingent liabilities to assist municipalities. The State currently has limited or contingent liabilities outstanding in connection with bonds or other obligations issued by the City of Waterbury and the Southeastern Connecticut Water Authority. The State previously was obligated pursuant to the establishment of a special capital reserve fund to secure certain bonds issued by the City of Bridgeport to fund its past budget deficits; however such bonds were refunded by the city in 1996. The State previously had guaranteed debt service on bonds of the City of West Haven, but an irrevocable escrow has been established to pay such bonds. Legislation also authorized distressed municipalities, in certain circumstances and subject to various conditions, to issue deficit funding obligations secured by a special capital reserve fund. There are no such obligations currently outstanding.

School Construction Grant Commitments. The State is obligated to various cities, towns and regional school districts under a grant-in-aid public school building program to fund certain of the costs of construction and alteration of school buildings or to support part of the debt service payments on municipal debt issued to fund the State’s share of such school building projects. For certain school projects approved by the General Assembly, cities, towns and districts are ranked according to their adjusted equalized net grand list per capita and based on such rankings a percentage is assigned which determines the amount of grant money a town or regional school district is eligible to receive for a project or type of project authorized by the legislature and approved by the Commissioner of Education.

For school construction projects approved during the 1997 legislative session and thereafter, the State pays the costs of its share of construction projects on a progress payment basis during the construction period. Each year the legislature authorizes grant commitments which vary in amounts from year to year. The State has authorized new school construction grant commitments of approximately $400 million which take effect in the 2009-10 fiscal year. As of June 30, 2009, the Commissioner estimates that current grant obligations under the

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grant program established in 1997 are approximately $2,450 million, which includes approximately $6,900 million of grants approved as of such date less payments already made of $4,450 million.

Prior to 1997 the grant program was conducted differently. For certain school projects grants for construction costs are paid to the cities, towns and districts in installments which correspond to the number and time of principal payments due on municipal bonds, or temporary notes renewed for a third or subsequent year, issued to finance project costs. If a project is fully paid from sources other than borrowing, such grants are paid in five annual installments. Grants in support of interest payments correspond to the number and time of such interest payments. As of June 30, 2009, under the grant program prior to 1997 the State is obligated to various cities, towns and regional school districts for approximately $314 million in aggregate principal installment payments and $57 million aggregate interest subsidies, for a total of $371 million. Funding for these payments may come from future State direct general obligation bond sales. No new grant commitment can be authorized under this program.

The legislature has authorized bonds for both grant programs based on the amount of grants that the Commissioner of Education estimates will be paid during each fiscal year. Since there is generally a lapse of one or more years from the time grant commitments are approved to the time grant payments are required to be made, the amount of unpaid grant commitments will be significantly greater than the amount of bonds authorized to fund the grant commitments.

Child Care Facilities Debt Service Commitments. Legislation enacted in 1997 authorized the Connecticut Health and Educational Facilities Authority (CHEFA) to issue bonds and loan the proceeds to various entities to finance child care facilities. The Department of Social Services may enter into commitments to apply monies for each such entity to pay the debt service on the loans in amounts sufficient to cover a portion of the debt service on CHEFA’s bonds. Legislation enacted in 1999 provided for the obligation of the Department of Social Services to make debt service payments to be made by the State Treasurer. Any obligation by the Department of Social Services or the State Treasurer to pay is subject to annual appropriation. CHEFA first issued special obligation bonds under this program in 1998. As of February 1, 2009 CHEFA had approximately $69.6 million bonds outstanding under this program with annual debt service of approximately $5.4 million, of which the Department of Social Services is committed to pay approximately $4.5 million. The remaining portion of debt service is to be paid from Department of Education and Department of Social Services intercepts of revenues from providers. Two other Child Care Facilities programs also authorize the Commissioner of the Department of Social Services to enter into guaranties of loans made to entities to finance the development of child care and child development centers or programs. CHEFA is administering this program on behalf of the Department, and is currently limiting the aggregate amount of guaranties to the balance of monies in the reserve funds for the respective programs.

Other Contingent Liabilities. The Connecticut Lottery Corporation (the “Corporation”) was created in 1996 as a public instrumentality of the State to operate the State’s lottery pursuant to the Connecticut Lottery Corporation Act (the “CLC Act”). The State and the Corporation purchase annuities under group contracts with insurance companies which provide payments corresponding to the obligation for payments to lottery prize winners. The State has transferred to the Corporation all annuities purchased by it and the Corporation has assumed responsibility for the collection of revenue generated from the lottery and for the payment of all lottery prizes. Under the CLC Act, the termination of the Corporation would not affect any outstanding contractual obligation of the Corporation and the State would succeed to the obligations of the Corporation under any such contract. As of June 30, 2008 the current and long term liabilities of the Corporation total $291 million.

PENSION AND RETIREMENT SYSTEMS

State Employees’ Retirement Fund. The State Employees’ Retirement Fund is one of the systems maintained by the State with approximately 53,196 active members, 1,592 inactive (vested) members and 38,093 retired members as of June 30, 2008. Generally, employees hired before July 1, 1984 participate in the Tier I plan, which includes employee contributions. As of July 1, 2008 approximately 13% of the total work force was

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covered under the Tier I Plan. Other employees generally participate in the Tier II plan, which is non-contributory and provides somewhat lesser benefits. As of July 1, 2008, approximately 42% of the total workforce was covered under the Tier II plan. Employees hired after July 1, 1997 participate in the Tier IIA plan, which requires contributions from its employee members. As of July 1, 2008, approximately 45% of the total work force was covered under the Tier IIA Plan. Since fiscal year 1978-79, payments into the State Employees’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal year 2003-04, have been sufficient to meet benefits paid from the fund in such year. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds. State contributions to the fund are made monthly on the basis of transfers submitted by the Office of the State Comptroller.

Full actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation of November 2008 indicated that, as of June 30, 2007, the State Employees’ Retirement Fund had assets with an actuarial value of $9,585 0 million and as of June 30, 2008, the State Employees’ Retirement Fund had assets with an actuarial value of $9,990.2 million. The actuarial valuation was based upon an 8.25% earnings assumption and the effect of phasing in an approximately 4.8% negative return on plan assets for the 2007-08 fiscal year. The Treasurer has realized an annualized net return of 6.06% on investment assets in the State Employees’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.43% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the State Employees’ Retirement Fund had a funded ratio of 51.9% on a projected basis. As of June 30, 2008 the market value of the fund’s investment assets, as reported in the actuarial valuation, was $9,329,175,038. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions, and the current market value of the fund’s investment assets is lower than it was at June 30, 2008. As of June 30, 2009, the market value of the fund’s investment assets was $7,320,843,712.

The November 2008 actuarial valuation determined the following employer contribution requirements, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet Governmental Accounting Standards Board (“GASB”) standards: (i) $897.4 million for fiscal year 2009-10, and (ii) $944.1 million for fiscal year 2010-11. The annual contribution requirements for fiscal years 2009-10 and 2010-11 include amounts which may be required pursuant to the Supreme Court’s decision in the case of Longley v. State Employees Retirement Commission, which requires that the plaintiffs’ final pro-rated longevity payment be included in the earnings calculations for purposes of calculating their retirement incomes. The State met 99.25% of its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirements for fiscal year 2008-09, $575.8 million was appropriated from the General Fund and the Special Transportation Fund. The Office of Policy and Management projects that contributions to the fund for fiscal year 2008-09 from grant reimbursements from federal and other funds will be sufficient to meet the balance of the required annual contribution.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of the State, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2008, there were 61,421 active and former employees with accrued and accruing benefits and 28,609 retired members.

Since fiscal year 1978-79, payments into the Teachers’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal years 2003-04 and 2004-05, have been sufficient to meet benefits paid from the fund in such year. Contributions to the fund are made by employees and by General Fund appropriations from the State. State contributions to the fund are made quarterly on the basis of certifications submitted by the Teachers’ Retirement Board and are funded with annual appropriations from the General Fund.

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Actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation dated November 12, 2008 indicated that, as of June 30, 2008, the Teachers’ Retirement Fund had assets, inclusive of the cost-of-living adjustment reserve account, with an actuarial value of $15,271.0 million. The actuarial valuation was based upon an 8.50% earnings assumption. The Treasurer has realized an annualized net return of 6.13% on investment assets in the Teachers’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.56% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the Teachers’ Retirement Fund had a funded ratio of 70.1% on a projected basis. As of June 30, 2008, the market value of the fund’s investment assets, as reported in the actuarial valuation, was $14,551,467,434. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions and the current market value of the fund’s investment assets is lower than it was at June 30, 2008. As of June 30, 2009, the market value of the fund’s investment assets was $11,396,681,762.

The actuarial valuation dated November 29, 2006 determined the following employer contribution requirements, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet GASB standards: (i) $518.6 million for fiscal year 2007-08, and (ii) $539.3 million for fiscal year 2008-09. The State met its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirement for fiscal year 2008-09, $539.3 million has been appropriated. The actuarial valuation dated November 12, 2008 determined the following employer contribution requirements, which are sufficient to meet GASB standards: (i) $559.2 million for fiscal year 2009-10, and (ii) $581.6 million for fiscal year 2010-11.

Public Act No. 07-186 authorized the issuance of general obligation bonds (“TRF Bonds”) of the State in amounts sufficient to fund a $2.0 billion deposit to the Teachers’ Retirement Fund plus amounts required for costs of issuance and up to two years of capitalized interest. The Secretary of the Office of Policy and Management and the State Treasurer subsequently determined that issuance of such bonds would be in the best interests of the State, and in April 2008 the State issued $2,276,578,270.75 of such bonds.

Section 8 of Public Act No. 07-186 provides that, in each fiscal year that any TRF Bonds (or any refunding bonds) are outstanding, an amount equal to the annual required contribution to the Teachers’ Retirement Fund is deemed to be appropriated from the General Fund, and such amount must be deposited in the fund in such fiscal year. The amounts of the annual required contributions for each biennial budget are based on the actuarial valuation required to be completed by the December 1 prior to the beginning of the next biennial budget. Under Section 8 the State has pledged to and agreed with the holders of any TRF Bonds that, so long as the actuarial evaluation of the Teachers’ Retirement Fund is completed and the certification of the annual contribution amounts is made as required by Section 8, no public or special act of the General Assembly shall diminish such required contribution until such bonds, together with interest thereon, are fully met and discharged unless adequate provision is made by law for the protection of the holders of the bonds. Such contributions may be reduced in any biennium, however, if (i) the Governor declares an emergency or the existence of extraordinary circumstances (which may include changes in actuarial methods or accounting standards) in which the provisions of Section 4-85 of the Connecticut General Statutes is invoked, (ii) at least three-fifths of the members of each Chamber of the General Assembly vote to diminish such required contributions during the biennium for which the emergency or extraordinary circumstances are determined, and (iii) the funded ratio of the fund is at least equal to the funded ratio immediately after the sale of the bonds in accordance with the actuarial method used at the time. If such conditions are met, the funding of the annual required actuarial contribution may be diminished, but in no event may such diminution result in a reduction of the funded ratio of the fund by more than 5% from (i) the funded ratio which would otherwise have resulted had the State funded the full required contribution or (ii) the funded ratio immediately after the sale of the bonds, whichever is greater.

The statutory provisions that govern pension benefits payable from the Teachers’ Retirement Fund include certain cost of living adjustments. Public Act No. 07-186 added a provision limiting cost-of-living adjustments

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for employees hired after July 1, 2007, but also removed a statutory provision that subjected certain annual cost of living adjustments in pension benefits to a limit based on funds available from earnings on fund investments which exceeded an 11.5% return. Such excess earnings were held in the cost-of-living adjustment reserve account until applied to provide for cost of living adjustments. Although there are other statutory limits on the cost of living adjustments, it is anticipated that the removal of the limit based on available earnings that exceeded an 11.5% return will cause an increase in the aggregate actuarial accrued liability of the fund. One preliminary report estimated that these changes could increase the unfunded actuarial accrued liability by approximately $1.0 billion. This preliminary estimate was based on various assumptions and no assurances can be given that subsequent projections or the next actuarial report will not result in a higher estimate.

Other Retirement Systems. The other minor retirement systems funded by the State include the Judges, Family Support Magistrates and Compensation Commissioners Retirement System (the Judicial Retirement System), the General Assembly Pension System, the State Attorneys’ Retirement Fund and the Public Defenders’ Retirement Fund. As of June 30, 2008, there were approximately 225 active members of these plans and approximately 254 retired members. Unclassified employees of the Connecticut State System of Higher Education and the central office staff of the Department of Higher Education are eligible to participate in the Connecticut Alternate Retirement Program. This program is a defined contribution program, and thus the State has no unfunded liability with respect to the program. All member contributions and State appropriations are held in a separate retirement fund by the Treasurer who may invest and reinvest as much of the fund’s assets as are not required for current disbursements, which are composed primarily of benefit payments. Any employee who elects or has elected to participate in the program may elect to receive a refund of all contributions made by the employee into the state employees retirement system in lieu of receiving any pension benefits under said retirement system.

The State is the administrator of the Connecticut Municipal Employees’ Retirement System and the Connecticut Probate Judges and Employees’ Retirement System. As the administrator of these systems the State owes a fiduciary obligation to these systems; however, the State has no direct financial liability to pay benefits under these systems.

Social Security and Other Post-Employment Benefits. State employees, except for police and members of a retirement system other than the State Employees’ Retirement Fund, whose employment commenced after February 21, 1958 are entitled to Social Security coverage. Certain employees hired prior to that date have also elected to be covered. Pursuant to a collective bargaining agreement, state police hired on or after May 8, 1984 are entitled to Social Security coverage. As of June 30, 2008, approximately 62,828 State employees were entitled to Social Security coverage. The amount expended by the State for Social Security coverage for fiscal year 2007-08 was $298.6 million Of this amount, $221.3 million was paid from the General Fund and $14.4 million was paid from the Special Transportation Fund.

The State provides post-retirement health care and life insurance benefits to all employees who retire from State employment. The State finances the cost of such benefits on a pay-as-you-go basis; as such, the State has not established any fund for the accumulation of assets with which to pay post-retirement health care and life insurance benefits in future years. The State will need to make significant General Fund appropriations for such benefits each fiscal year. For fiscal year 2008-09 $484.2 million was appropriated.

Implementation of GASB Statement No. 45 regarding accounting and financial reporting for postemployment benefits other than pensions requires the State to obtain an analysis of the unfunded actuarial accrued liability of such post-retirement health care and life insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The State has received an actuarial report dated March 2007 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System. The report indicated an OPEB actuarial accrued liability as of April 1, 2006 estimated to range from $11.4 billion to $21.7 billion. The amounts depend

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upon various assumptions including those with respect to medical cost inflation rates, the establishment of a trust to fund those liabilities, the amount of initial and annual amounts deposited in such a trust and discount rates. The report used discount rates ranging from 4.5% to 8.5%. The amount of the annual required contribution under these various assumptions ranged from $1.0 billion to $1.6 billion for fiscal year 2006-07, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. Additional assumptions were also tested for sensitivity analysis which produced different results. The annual required contribution included the cost for both current eligible employees and retirees. The State has received an interim actuarial valuation dated February 16, 2009 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System, based upon the stated assumptions of the March 2007 actuarial report but reflecting actual increases in the State’s medical and dental costs between April 1, 2006 and June 30, 2008. The report indicates an OPEB actuarial accrued liability as of June 30, 2007 of up to $23.1 billion and a projected actuarial accrued liability as of June 30, 2008 of up to $24.6 billion on an unfunded basis with no valuation assets available to offset the liabilities of the plan. The interim actuarial valuation determined an employer contribution requirement for fiscal year 2007-08 of up to $1.66 billion on an unfunded basis, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. The State paid $458.4 million for eligible employees and $415.4 million for retirees for health care costs in fiscal year 2006-07. The State paid $480.0 million for eligible employees and $468.8 million for retirees for health care costs in fiscal year 2007-08.

The State makes a General Fund appropriation to the Teachers’ Retirement Fund to cover one-third of retiree health insurance costs plus any portion of the balance of such costs which is not funded from the amounts available in the Teachers’ Retirement Health Insurance Fund. The amount of $24.4 million has been appropriated for such purpose for fiscal year 2008-09. Fund assets do not constitute plan assets for purposes of GASB Statements Nos. 43 and 45 and for actuarial valuation purposes fund assets are not treated as valuation assets available to offset the accrued liability of the plan. It is anticipated that significant General Fund appropriations will be required for each fiscal year to meet retiree health insurance costs. Legislation which became effective July 1, 1998 generally requires the State to subsidize the health insurance costs of retired teachers who are not members of the Teachers’ Retirement Board’s health benefit plan in a manner consistent with its prior practice of subsidizing the health insurance costs of those retired teachers who were members of the Board’s health benefit plan. Legislation which became effective July 1, 2008 generally requires the State to subsidize a portion of the health insurance costs of retired teachers who have attained normal retirement age, are ineligible to participate in Medicare Part A and pay to participate in local board of education retiree health benefit plans. Since July 1, 1994, retiree health benefits have been self-insured.

Implementation of GASB Statement No. 45 requires the State to obtain an analysis of the unfunded actuarial accrued liability of such retiree health insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The Teachers’ Retirement Board has received an actuarial valuation of the State’s liability with respect to postretirement health care benefits for members of the Teachers’ Retirement Fund. The report indicates an actuarial accrued liability as of June 30, 2008 of $2,318.8 million on an unfunded basis, based upon certain stated assumptions including a 4.5% earnings assumption and a 30 year amortization period and no valuation assets available to offset the liabilities of the plan. The actuarial valuation determined a $116.7 million employer contribution requirement for fiscal year 2008-09 and $121.3 million for fiscal year 2009-10, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions. The State paid $20.7 million for post-retirement health insurance costs for fiscal year 2007-08. The valuation noted that if the plan were prefunded the actuarial accrued liability as of June 30, 2008 would be reduced to $1.52 billion based on a 7.5% earnings assumption, which would result in a $67.9 million employer contribution requirement for fiscal year 2008-09.

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APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

ColumbiaSM Acorn® Fund

ColumbiaSM Acorn International®

ColumbiaSM Acorn International Select®

ColumbiaSM Acorn Select®

ColumbiaSM Acorn USA®

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Core Bond Fund

Columbia Corporate Income Fund (formerly known as Columbia Income Fund)

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia Greater China Fund

Columbia High Income Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Growth Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Liberty Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Short-Intermediate Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

ColumbiaSM Thermostat Fund®

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

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APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

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Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

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Appendix C – Statement of Additional Information of Columbia Large Value Quantitative Fund

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STATEMENT OF ADDITIONAL INFORMATION

Oct. 29, 2010

Columbia Frontier Fund, Inc.
Class A: SLFRX	Class B: SLFBX	Class C: SLFCX
Class I: —	Class R: SFFRX	Class R4: SFFTX
Class R5: SFFIX	Class Z: CFOZX
Columbia Government Money Market Fund, Inc.
Class A: SCMXX	Class B: SCBXX	Class C: SCCXX
Class R: SMRXX	Class R5: SMIXX	Class Z: CGZXX
Columbia Seligman Communications and Information Fund, Inc.
Class A: SLMCX	Class B: SLMBX	Class C: SCICX
Class I: —	Class R: SCIRX	Class R3: SCIOX
Class R4: SCIFX	Class R5: SCMIX	Class Z: CCIZX
RiverSource Bond Series, Inc.
Columbia Floating Rate Fund
Class A: RFRAX	Class B: RSFBX	Class C: RFRCX
Class I: RFRIX	Class R: CFRRX	Class R4: —
Class R5: RFRFX	Class W: RFRWX	Class Z: CFRZX
Columbia Income Opportunities Fund
Class A: AIOAX	Class B: AIOBX	Class C: RIOCX
Class I: AOPIX	Class R: CIORX	Class R4: —
Class W: CIOWX	Class Z: CIOZX
Columbia Inflation Protected Securities Fund
Class A: APSAX	Class B: APSBX	Class C: RIPCX
Class I: AIPIX	Class R: RIPRX	Class R4: —
Class W: RIPWX	Class Z: CIPZX
Columbia Limited Duration Credit Fund
Class A: ALDAX	Class B: ALDBX	Class C: RDCLX
Class I: ALDIX	Class R4: —	Class W: RLDWX
Class Z: CLDZX
RiverSource California Tax-Exempt Trust
RiverSource California Tax-Exempt Fund
Class A: ICALX	Class B: ACABX	Class C: RCTCX
RiverSource Dimensions Series, Inc.
RiverSource Disciplined Small and Mid Cap Equity Fund
Class A: RDSAX	Class B: —	Class C: RDSCX
Class I: RDSIX	Class R4: —	Class W: RSDVX
RiverSource Disciplined Small Cap Value Fund
Class A: RDVAX	Class B: —	Class C: RDVCX
Class I: RCVIX	Class R: —	Class R3: —
RiverSource Diversified Income Series, Inc.
Columbia Diversified Bond Fund
Class A: INBNX	Class B: ININX	Class C: AXBCX
Class I: RDBIX	Class R: —	Class R3: RSDBX
Class R4: IDBYX	Class R5: RSVBX	Class W: RVBWX
Class Z: CDBZX
RiverSource Equity Series, Inc.
Columbia Mid Cap Growth Opportunity Fund
Class A: INVPX	Class B: IDQBX	Class C: AESCX
Class I: AQUIX	Class R: —	Class R3: —
Class R4: IESYX	Class Z: CVOZX
RiverSource Global Series, Inc.
Columbia Absolute Return Currency and Income Fund
Class A: RARAX	Class B: —	Class C: RARCX
Class I: RVAIX	Class W: RACWX	Class Z: CACZX
Columbia Emerging Markets Bond Fund
Class A: REBAX	Class B: —	Class C: REBCX
Class I: RSMIX	Class R4: —	Class W: REMWX
Class Z: CMBZX
Columbia Global Bond Fund
Class A: IGBFX	Class B: IGLOX	Class C: AGBCX
Class I: AGBIX	Class R: —	Class R4: RGBRX
Class W: RGBWX	Class Z: CGBZX

Columbia Emerging Markets Opportunity Fund
Class A: IDEAX	Class B: IEMBX	Class C: RMCEX
Class I: RSRIX	Class R: REMRX	Class R4: —
Class R5: REMFX	Class W: CMOWX	Class Z: CEOZX
Columbia Global Equity Fund
Class A: IGIGX	Class B: IDGBX	Class C: RGCEX
Class I: —	Class R: —	Class R4: IDGYX
Class R5: RGERX	Class W: —	Class Z: CGEZX
Columbia Global Extended Alpha Fund
Class A: RTAAX	Class B: —	Class C: RTACX
Class I: —	Class R: REAOX	Class R4: REYRX
Class Z: CEAZX
Threadneedle Global Equity Income Fund
Class A: RTNAX	Class B: —	Class C: RTNEX
Class I: —	Class R: RGEOX	Class R4: RGEYX
RiverSource Government Income Series, Inc.
Columbia U.S. Government Mortgage Fund
Class A: AUGAX	Class B: AUGBX	Class C: AUGCX
Class I: RVGIX	Class R4: RSGYX	Class Z: CUGZX
RiverSource Short Duration U.S. Government Fund
Class A: IFINX	Class B: ISHOX	Class C: AXFCX
Class I: AGMIX	Class R: RSDRX	Class R4: IDFYX
Class W: RSDWX
RiverSource High Yield Income Series, Inc.
Columbia High Yield Bond Fund
Class A: INEAX	Class B: IEIBX	Class C: APECX
Class I: RSHIX	Class R: —	Class R3: —
Class R4: RSHYX	Class R5: RSHRX	Class W: RHYWX
Class Z: CHYZX
RiverSource Income Series, Inc.
Columbia Income Builder Fund
Class A: RBBAX	Class B: RBBBX	Class C: RBBCX
Class R4: —	Class R: CBURX	Class Z: CBUZX
Columbia Income Builder Fund II
Class A: RSMAX	Class B: RSMBX	Class C: RSMCX
Class R4: —
Columbia Income Builder Fund III
Class A: RSBAX	Class B: REIVX	Class C: RIECX
Class R4: —
RiverSource International Managers Series, Inc.
Columbia Multi-Advisor International Value Fund
Class A: APIAX	Class B: AXIBX	Class C: APICX
Class I: APRIX	Class R4: —	Class Z: CMVZX
RiverSource Partners International Select Growth Fund
Class A: AXGAX	Class B: APIBX	Class C: RIACX
Class I: AIGGX	Class R: RISRX	Class R4: —
Class R5: RISSX
RiverSource Partners International Small Cap Fund
Class A: AISCX	Class B: APNBX	Class C: RISLX
Class I: RPSCX	Class R: —	Class R4: —
Class R5: —
RiverSource International Series, Inc.
Columbia Asia Pacific ex-Japan Fund
Class A: CAJAX	Class C: CAJCX	Class R: CAJRX
Class R5: TAPRX	Class Z: CAJZX
Columbia European Equity Fund
Class A: AXEAX	Class B: AEEBX	Class C: REECX
Class I: —	Class R4: —	Class Z: CEEZX
RiverSource Disciplined International Equity Fund
Class A: RDIAX	Class B: RDIBX	Class C: RDICX
Class I: RSDIX	Class R: RDIOX	Class R4: RDIRX
Class W: RDIWX

Threadneedle International Opportunity Fund
Class A: INIFX	Class B: IWWGX	Class C: ROPCX
Class I: ATNIX	Class R: —	Class R4: IDIYX
RiverSource Investment Series, Inc.
Columbia Diversified Equity Income Fund
Class A: INDZX	Class B: IDEBX	Class C: ADECX
Class I: ADIIX	Class R: RDEIX	Class R3: RDERX
Class R4: IDQYX	Class R5: RSEDX	Class W: —
Class Z: CDVZX
Columbia Large Growth Quantitative Fund
Class A: RDLAX	Class B: —	Class C: RDLCX
Class I: RDLIX	Class R: —	Class R4: RDLFX
Class W: RDLWX	Class Z: CLQZX
Columbia Large Value Quantitative Fund
Class A: RLCAX	Class B: —	Class C: RDCCX
Class I: —	Class R: RLCOX	Class R4: RLCYX
Class W: RLCWX	Class Z: CVQZX
Columbia Mid Cap Value Opportunity Fund
Class A: AMVAX	Class B: AMVBX	Class C: AMVCX
Class I: RMCIX	Class R: RMVTX	Class R3: RMCRX
Class R4: RMCVX	Class R5: RSCMX	Class W: —
Class Z: CMOZX
RiverSource Balanced Fund
Class A: INMUX	Class B: IDMBX	Class C: RVBCX
Class R: RVBRX	Class R4: IDMYX	Class R5: RVBSX
RiverSource Large Cap Series, Inc.
Columbia Large Core Quantitative Fund
Class A: AQEAX	Class B: AQEBX	Class C: RDCEX
Class I: ALEIX	Class R: —	Class R4: RQEYX
Class R5: RSIPX	Class W: RDEWX	Class Z: CCRZX
RiverSource Managers Series, Inc.
Columbia Multi-Advisor Small Cap Value Fund
Class A: ASVAX	Class B: ASVBX	Class C: APVCX
Class I: —	Class R: RSVTX	Class R3: RSVRX
Class R4: RSGLX	Class R5: RSCVX	Class Z: CMAZX
RiverSource Partners Fundamental Value Fund
Class A: AFVAX	Class B: AFVBX	Class C: AFVCX
Class I: AFVIX	Class R4: —
RiverSource Market Advantage Series, Inc.
Columbia Portfolio Builder Aggressive Fund
Class A: AXBAX	Class B: AXPBX	Class C: RBGCX
Class R: CPARX	Class R4: —	Class Z: CPAZX
Columbia Portfolio Builder Conservative Fund
Class A: ABDAX	Class B: ABBDX	Class C: RPCCX
Class R: CBURX	Class R4: —	Class Z: CBVZX
Columbia Portfolio Builder Moderate Aggressive Fund
Class A: AXMAX	Class B: ABMBX	Class C: AGECX
Class R: CBARX	Class R4: —	Class Z: CBAZX
Columbia Portfolio Builder Moderate Conservative Fund
Class A: AUCAX	Class B: AMDBX	Class C: RBMCX
Class R: CPMRX	Class R4: —	Class Z: CPMZX
Columbia Portfolio Builder Moderate Fund
Class A: ABUAX	Class B: AURBX	Class C: AMTCX
Class R: CBMRX	Class R4: —	Class Z: CBMZX
Columbia Portfolio Builder Total Equity Fund
Class A: AXTAX	Class B: AXTBX	Class C: RBTCX
Class R4: —
RiverSource S&P 500 Index Fund
Class A: ADIDX	Class Z: ADIEX
RiverSource Small Company Index Fund
Class A: ISIAX	Class B: ISIBX	Class R4: ISCYX

RiverSource Money Market Series, Inc.
Columbia Money Market Fund
Class A: IDSXX	Class B: ACBXX	Class C: RCCXX
Class I: RCIXX	Class R: RVRXX	Class R5: —
Class W: RCWXX	Class Z: IDYXX
RiverSource Sector Series, Inc.
Columbia Dividend Opportunity Fund
Class A: INUTX	Class B: IUTBX	Class C: ACUIX
Class I: RSOIX	Class R: RSOOX	Class R4: RSORX
Class R5: RSDFX	Class W: —	Class Z: CDOZX
RiverSource Real Estate Fund
Class A: ARLAX	Class B: AESBX	Class C: RRECX
Class I: AESIX	Class R4: —	Class W: RREWX
RiverSource Selected Series, Inc.
RiverSource Precious Metals and Mining Fund
Class A: INPMX	Class B: INPBX	Class C: RPMCX
Class I: —	Class R4: AEVYX
RiverSource Series Trust
Columbia 120/20 Contrarian Equity Fund
Class A: RCEAX	Class B: RZZBX	Class C: RECCX
Class I: —	Class Z: CCEZX
Columbia Recovery and Infrastructure Fund
Class A: RRIAX	Class B: RRIBX	Class C: RRICX
Class I: RRIIX	Class R: RRIRX	Class R4: RRIYX
Class R5: RRIZX	Class Z: CRIZX
Columbia Retirement Plus 2010 Fund
Class A: —	Class C: CRTCX	Class R: —
Class Y: RSSPX
Columbia Retirement Plus 2015 Fund
Class A: —	Class C: CRPCX	Class R: —
Class Y: RSFNX
Columbia Retirement Plus 2020 Fund
Class A: —	Class C: CRUCX	Class R: —
Class Y: RSNFX
Columbia Retirement Plus 2025 Fund
Class A: —	Class C: CRLCX	Class R: —
Class Y: RSMEX
Columbia Retirement Plus 2030 Fund
Class A: —	Class C: CRRCX	Class R: —
Class Y: RPTYX
Columbia Retirement Plus 2035 Fund
Class A: —	Class C: CRPZX	Class R: —
Class Y: RPOYX
Columbia Retirement Plus 2040 Fund
Class A: —	Class C: CRWCX	Class R: —
Class Y: RPFYX
Columbia Retirement Plus 2045 Fund
Class A: —	Class C: CRFCX	Class R: —
Class R4: RSNNX	Class Y: RRPYX
RiverSource Special Tax-Exempt Series Trust
Columbia Minnesota Tax-Exempt Fund
Class A: IMNTX	Class B: IDSMX	Class C: RMTCX
Class Z: CMNZX
RiverSource New York Tax-Exempt Fund
Class A: INYKX	Class B: —	Class C: RNTCX
RiverSource Strategic Allocation Series, Inc.
Columbia Strategic Allocation Fund
Class A: IMRFX	Class B: IMRBX	Class C: RSSCX
Class I: —	Class R: —	Class R4: IDRYX
Class Z: CSAZX
RiverSource Strategic Income Allocation Fund
Class A: RSGAX	Class B: RIABX	Class C: RAICX
Class R: RSDOX	Class R4: RSTRX	Class R5: RSFRX

RiverSource Strategy Series, Inc.
Columbia Equity Value Fund
Class A: IEVAX	Class B: INEGX	Class C: REVCX
Class I: —	Class R: REVRX	Class R3: RSEVX
Class R4: AEVYX	Class R5: RSEYX	Class W: —
Class Z: CEVZX
RiverSource Tax-Exempt Income Series, Inc.
RiverSource Tax-Exempt High Income Fund
Class A: INHYX	Class B: IHYBX	Class C: AHECX
RiverSource Tax-Exempt Series, Inc.
Columbia AMT-Free Tax-Exempt Bond Fund
Class A: INTAX	Class B: ITEBX	Class C: RTCEX
Class Z: CATZX
RiverSource Intermediate Tax-Exempt Fund
Class A: INFAX	Class B: INFBX	Class C: RTICX
Seligman Capital Fund, Inc.
Class A: SCFIX	Class B: SLCBX	Class C: SCLCX
Class I: —	Class R: SCFRX	Class R5: SCLIX
Seligman Global Fund Series, Inc.
Columbia Seligman Global Technology Fund
Class A: SHGTX	Class B: SHTBX	Class C: SHTCX
Class I: —	Class R: SGTRX	Class R4: SGTSX
Class R5: SGTTX	Class Z: CSGZX
Seligman Growth Fund, Inc.
Class A: SGRFX	Class B: SGBTX	Class C: SGRCX
Class I: —	Class R: SGRFX	Class R4: SGRSX
Class R5: SGFIX
Seligman LaSalle Real Estate Fund Series, Inc.
RiverSource LaSalle Global Real Estate Fund
Class A: SLDAX	Class C: SLDCX	Class I: —
Class R: SLDRX	Class R4: SLDTX	Class R5: SLDIX
RiverSource LaSalle Monthly Dividend Real Estate Fund
Class A: SREAX	Class B: SREBX	Class C: SRECX
Class I: —	Class R: SRERX	Class R4: SLRCX
Class R5: SREIX

Seligman Municipal Fund Series, Inc.
Seligman Minnesota Municipal Class
Class A: SMNNX	Class C: SMNCX
Seligman National Municipal Class
Class A: SNXEX	Class C: SNACX
Seligman New York Municipal Class
Class A: SNYTX	Class C: SNYCX
Seligman Municipal Series Trust
Seligman California Municipal High Yield Series
Class A: SCHYX	Class C: SCHCX
Seligman California Municipal Quality Series
Class A: SCTQX	Class C: SCQCX
Seligman TargetHorizon ETF Portfolios, Inc.
Seligman TargETFund 2015*
Class A: STJAX	Class B: —	Class C: STJCX
Class R: STJRX	Class R5: STJIX
Seligman TargETFund 2025*
Class A: STKAX	Class B: —	Class C: STKCX
Class R: STKRX	Class R5: STKIX
Seligman TargETFund 2035*
Class A: STZAX	Class B: —	Class C: STZCX
Class R: STZRX	Class R5: STZIX
Seligman TargETFund 2045*
Class A: STQAX	Class B: —	Class C: STQCX
Class R: STQRX	Class R5: STQIX
Seligman TargETFund Core*
Class A: SHVAX	Class B: —	Class C: SHVCX
Class R: SHVRX	Class R5: SHVIX
Seligman Value Fund Series, Inc.
Columbia Select Large-Cap Value Fund
Class A: SLVAX	Class B: SLVBX	Class C: SLVCX
Class I: —	Class R: SLVRX	Class R4: SLVTX
Class R5: SLVIX	Class W: CSVWX	Class Z: CSVZX
Columbia Select Smaller-Cap Value Fund
Class A: SSCVX	Class B: SSCBX	Class C: SVMCX
Class I: —	Class R: SSVRX	Class R4: SSLRX
Class R5: SSVIX	Class Z: CSSZX

*	Effective May 28, 2010 the funds are no longer open to new investors. All outstanding shares of each fund are anticipated to be redeemed on or about Nov. 30, 2010.

This is the Statement of Additional Information (“SAI”) for each of the funds listed on the previous pages. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, call 800.345.6611 or visit columbiamanagement.com.

Each fund is governed by a Board of Directors/Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.

Statement of Additional Information – Oct. 29, 2010

1

List of Tables

2

Table 1. Fund Fiscal Year Ends, Prospectus Date and Investment Categories

Fund	Fiscal Year End	Prospectus Date	Fund Investment Category
Columbia 120/20 Contrarian Equity	April 30	June 29, 2010	Equity
Columbia Absolute Return Currency and Income	October 31	Dec. 30, 2009	Taxable fixed income*
Columbia AMT-Free Tax-Exempt Bond	November 30	Jan. 29, 2010	Tax-exempt fixed income
Columbia Asia Pacific ex-Japan	October 31	Dec. 30, 2009	Equity
Columbia Diversified Bond	August 31	Oct. 29, 2010	Taxable fixed income
Columbia Diversified Equity Income	September 30	Nov. 27, 2009	Equity
Columbia Dividend Opportunity	June 30	Aug. 27, 2010	Equity
Columbia Emerging Markets Bond	October 31	Dec. 30, 2009	Taxable fixed income
Columbia Emerging Markets Opportunity	October 31	Dec. 30, 2009	Equity
Columbia Equity Value	March 31	May 28, 2010	Equity
Columbia European Equity	October 31	Dec. 30, 2009	Equity
Columbia Floating Rate	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Frontier	October 31	Dec. 30, 2009	Equity
Columbia Global Bond	October 31	Dec. 30, 2009	Taxable fixed income
Columbia Global Equity	October 31	Dec. 30, 2009	Equity
Columbia Global Extended Alpha Fund	October 31	Dec. 30, 2009	Equity
Columbia Government Money Market	December 31	March 1, 2010	Taxable Money Market
Columbia High Yield Bond	May 31	July 30, 2010	Taxable fixed income
Columbia Income Builder Fund	January 31**	April 1, 2010	Fund-of-funds – fixed income
Columbia Income Builder Fund II	January 31**	April 1, 2010	Fund-of-funds – fixed income
Columbia Income Builder Fund III	January 31**	April 1, 2010	Fund-of-funds – fixed income
Columbia Income Opportunities	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Inflation Protected Securities	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Large Core Quantitative Equity	July 31	Sept. 27, 2010	Equity
Columbia Large Growth Quantitative	September 30	Nov. 27, 2009	Equity
Columbia Large Value Quantitative	September 30	Nov. 27, 2009	Equity
Columbia Limited Duration Credit	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Mid Cap Growth Opportunity	November 30	Jan. 22, 2010	Equity
Columbia Mid Cap Value Opportunity	September 30	Nov. 27, 2009	Equity
Columbia Minnesota Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income
Columbia Money Market	July 31	Sept. 27, 2010	Taxable money market
Columbia Multi-Advisor International Value	October 31	Dec. 30, 2009	Equity
Columbia Multi-Advisor Small Cap Value	May 31	July 30, 2010	Equity
Columbia Portfolio Builder Aggressive	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Portfolio Builder Conservative	January 31	April 1, 2010	Fund-of-funds – fixed income
Columbia Portfolio Builder Moderate	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Portfolio Builder Moderate Aggressive	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Portfolio Builder Moderate Conservative	January 31	April 1, 2010	Fund-of-funds – fixed income
Columbia Portfolio Builder Total Equity	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Recovery and Infrastructure	April 30	June 29, 2010	Equity
Columbia Retirement Plus 2010	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2015	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2020	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2025	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2030	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2035	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2040	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2045	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Select Large-Cap Value	December 31	March 1, 2010	Equity
Columbia Select Smaller-Cap Value	December 31	March 1, 2010	Equity
Columbia Seligman Communications and Information	December 31	March 1, 2010	Equity
Columbia Seligman Global Technology	October 31	Dec. 30, 2009	Equity

3

Fund	Fiscal Year End	Prospectus Date	Fund Investment Category
Columbia Strategic Allocation	September 30	Nov. 27, 2009	Balanced
Columbia U.S. Government Mortgage	May 31	July 30, 2010	Taxable fixed income
RiverSource Balanced	September 30	Nov. 27, 2009	Balanced
RiverSource California Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income
RiverSource Disciplined International Equity	October 31	Dec. 30, 2008	Equity
RiverSource Disciplined Small and Mid Cap Equity	July 31	Sept. 27, 2010	Equity
RiverSource Disciplined Small Cap Value	July 31	Sept. 27, 2010	Equity
RiverSource Intermediate Tax-Exempt	November 30	Jan. 29, 2010	Tax-exempt fixed income
RiverSource LaSalle Global Real Estate	December 31	March 1, 2010	Equity
RiverSource LaSalle Monthly Dividend Real Estate	December 31	March 1, 2010	Equity
RiverSource New York Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income
RiverSource Partners Fundamental Value	May 31	July 30, 2010	Equity
RiverSource Partners International Select Growth	October 31	Dec. 30, 2009	Equity
RiverSource Partners International Small Cap	October 31	Dec. 30, 2009	Equity
RiverSource Precious Metals and Mining	March 31	May 28, 2010	Equity
RiverSource Real Estate	June 30	Aug. 27, 2010	Equity
RiverSource S&P 500 Index	January 31	April 1, 2010	Equity
RiverSource Short Duration U.S. Government	May 31	July 30, 2010	Taxable fixed income
RiverSource Small Company Index	January 31	April 1, 2010	Equity
RiverSource Strategic Income Allocation	September 30	Nov. 27, 2009	Taxable fixed income*
RiverSource Tax-Exempt High Income	November 30	Jan. 29, 2010	Tax-exempt fixed income
Seligman California Municipal High-Yield	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman California Municipal Quality	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman Capital	December 31	March 1, 2010	Equity
Seligman Growth	December 31	March 1, 2010	Equity
Seligman Minnesota Municipal	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman National Municipal	September 30	Nov. 27, 2009	Tax-exempt fixed income
Seligman New York Municipal	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman TargETFund 2015	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund 2025	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund 2035	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund 2045	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund Core	September 30	Nov. 27, 2009	Fund-of-funds – equity
Threadneedle Global Equity Income Fund	October 31	Dec. 30, 2009	Equity
Threadneedle International Opportunity	October 31	Dec. 30, 2009	Equity

*	The taxable fixed income fund investment category includes Columbia Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although RiverSource Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.
**	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.

4

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. Please see “Investment Strategies and Types of Investments” for more information regarding your fund’s investment strategies. The specific policy is stated in the paragraphs that follow the table.

Table 2. Fundamental Policies

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%		G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/sell short
Columbia 120/20 Contrarian Equity	A1	B4	C1	D1	E8	—		G1	H1	I1	J1	—
Columbia Absolute Return Currency and Income	A1	B1	—	—	E7	—		G1	H1	I1	J1	—
Columbia AMT-Free Tax-Exempt Bond	A1	B1	C1	D1	—	F3	(a)	G1	H1	I1	J1	—
Columbia Asia Pacific ex-Japan	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—
Columbia Diversified Bond	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Diversified Equity Income	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Dividend Opportunity	A1	B1	C1	D1	—	—		G1	H1	I1	J1	—
Columbia Emerging Markets Bond	A1	B3	—	—	E5	—		G1	H1	I1	J1	—
Columbia Emerging Markets Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Equity Value	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia European Equity	A1	B1	—	—	E1	—		G1	H1	I1	J1	—
Columbia Floating Rate	A1	B3	C1	D1	E6	—		G1	H1	I1	J1	—
Columbia Global Bond	A1	B1	C1	—	E1	—		G1	H1	I1	J1	—
Columbia Global Equity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Global Extended Alpha	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—
Columbia Government Money Market	A6	—	C4	C4	E11	—		G3	H5	J3	J3	G3
Columbia High Yield Bond	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Income Builder Fund*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Income Builder Fund II*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Income Builder Fund III*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Income Opportunities	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Inflation Protected Securities	A1	B1	—	—	E1	—		G1	H1	I1	J1	—
Columbia Large Core Quantitative	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Large Growth Quantitative	A1	B2	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Large Value Quantitative	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—
Columbia Limited Duration Credit	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Mid Cap Growth Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Mid Cap Value Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Minnesota Tax-Exempt	A1	B1	—	—	—	F1		G1	H1	I1	J1	—
Columbia Money Market	A2	A2	C1	D1	—	—		G1	H1	I1	J1	K1

5

Fund	A Buy or sell real estate	B Buy or sell commodities		C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%		G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/sell short
Columbia Multi-Advisor International Value	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Multi-Advisor Small Cap Value	A1	B2		—	—	E1	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Aggressive*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Conservative*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Moderate*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Moderate Aggressive*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Moderate Conservative*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Total Equity*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Recovery and Infrastructure	A1	B3		—	—	E1	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2010*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2015*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2020*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2025*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2030*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2035*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2040*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2045*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Select Large-Cap Value	A3	B6		C3	C3	E10	—		G2	H4	J2	J2	K3
Columbia Select Smaller-Cap Value	A3	B6		C3	C3	E10	—		G2	H4	J2	J2	K3
Columbia Seligman Communications and Information	A3	B6		C3	C3	E13	—		G2	H4	J2	J2	K3
Columbia Seligman Global Technology	A3	B6		C3	C3	E10	—		G2	H4	J2	J2	K3
Columbia Strategic Allocation	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
Columbia U.S. Government Mortgage	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Balanced	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource California Tax-Exempt	A1	B1		—	—	—	F1		G1	H1	I1	J1	—
RiverSource Disciplined International Equity	A1	B3		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Disciplined Small and Mid Cap Equity	A1	B3		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Disciplined Small Cap Value	A1	B3		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Intermediate Tax-Exempt	A1	B1		C1	D1	—	F3	(b)	G1	H1	I1	J1	—
RiverSource LaSalle Global Real Estate	A7	B6		—	—	E12	—		G2	H4	J2	J2	K3
RiverSource LaSalle Monthly Dividend Real Estate	A7	B6		—	—	E12	—		G2	H4	J2	J2	K3
RiverSource New York Tax-Exempt	A1	B1		—	—	—	F1		G1	H1	I1	J1	—
RiverSource Partners Fundamental Value	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Partners International Select Growth	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Partners International Small Cap	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Precious Metals and Mining	A1	B1	(c)	—	—	E3	—		G1	H1	I1	J1	—
RiverSource Real Estate	A1	B1		—	—	—	—		G1	H1	I1	J1	—
RiverSource S&P 500 Index	A1	B1		—	—	E4	—		G1	H1	I1	J1	—
RiverSource Short Duration U.S. Government	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Small Company Index	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Strategic Income Allocation	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Tax-Exempt High Income	A1	B1		C1	D1	—	F2		G1	H1	I1	J1	—

6

Fund	A Buy or sell real estate	B Buy or sell commodities		C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/sell short
Seligman California Municipal High-Yield	A3	B5	(d)	D2	D2	E9	F4	G1	H2	I2	—	K2	(e)
Seligman California Municipal Quality	A3	B5	(d)	D2	D2	E9	F4	G1	H2	I2	—	K2	(e)
Seligman Capital	A3	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman Frontier	A3	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman Growth	A3	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman Minnesota Municipal	A4	B5		D2	D2	E9	F4	G1	H3	I2	—	K2
Seligman National Municipal	A4	B5		D2	D2	E9	F4	G1	H3	I2	—	K2
Seligman New York Municipal	A4	B5		D2	D2	E9	F4	G1	H3	I2	—	K2
Seligman TargETFund 2015*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund 2025*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund 2035*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund 2045*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund Core*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Threadneedle Global Equity Income	A1	B2		C2	C2	E1	—	G1	H1	I1	J1	—
Threadneedle International Opportunity	A1	B1		C1	D1	E1	—	G1	H1	I1	J1	—

*	The fund-of-funds invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund-of-funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund’s investment restrictions.
(a)	The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.
(b)	For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
(c)	Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(d)	The policy includes futures contracts.
(e)	A fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities.

A. Buy or sell real estate

A1 –	The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

A2 –	The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

A3 –	The fund will not purchase or hold any real estate, except that a fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

A4 –	The fund will not purchase or hold any real estate, including limited partnership interests on real property, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

A5 –	The fund will not purchase or hold any real estate, except a fund may invest (through investments in Underlying exchange-traded funds) in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

A6 –	The fund will not buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate.

A7 –	The fund will not purchase or hold any real estate, except that the fund may (A) invest in (i) securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or (ii) securities of issuers that deal in real estate or are engaged in the real estate business, including but not limited to real estate investment trusts (and, in the case of RiverSource LaSalle Global Real Estate, RiverSource Global Real Estate Companies, as defined in the fund’s prospectus), and (B) hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of a fund’s ownership of such securities.

7

B. Buy or sell physical commodities

B1 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B2 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B3 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B4 –	The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

B5 –	The fund will not purchase or sell commodities or commodity contracts.

B6 –	The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C. Buy more than 10% of an issuer

C1 –	The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund’s assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

C2 –	The fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

C3 –	The fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

C4 –	The fund will not invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than U.S. Government agencies or instrumentalities.

D. Invest more than 5% in an issuer

D1 –	The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund’s total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D2 –	The fund will not, as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities).

E. Concentrate

E1 –	The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

E2 –

The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any

8

one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

E3 –	The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

E4 –	The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

E5 –	While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

E6 –	The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

E7 –	The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund’s total assets, based on current market value at the time of purchase, can be invested in any one industry.

E8 –	The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

E9 –	The fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

E10 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (which, for Seligman TargETFunds, may include mortgage related securities).

E11 –	The fund will not invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies.

E12 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the fund intends to concentrate) and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

E13 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

9

F. Invest less than 80%

F1 –	The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

F2 –	The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

F3 –	The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

F4 –	The fund will not, under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from regular federal income tax and (except for Seligman National Municipal) regular, personal income tax of its designated state, and temporary investments in taxable securities will be limited to 20% of the value of the fund’s net assets.

G. Act as an underwriter

G1 –	The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

G2 –	The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 (the 1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies.

G3 –	The fund will not underwrite the securities of other issuers; make “short” sales of securities, or purchase securities on “margin”; write or purchase put or call options.

H. Lending

H1 –

The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the fund has no current intention to borrow to a material extent.

H2 –	The fund will not make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

H3 –	The fund will not make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. The fund does not have a present intention of entering into repurchase agreements.

H4 –	The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

H5 –	The fund will not make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans.

I. Borrowing

I1 –

The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the fund has no current intention to borrow to a material extent.

I2 –	The fund will not borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The fund will not purchase additional portfolio securities if the fund has outstanding borrowings in excess of 5% of the value of its total assets.

J. Issue senior securities

J1 –	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

10

J2 –	The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

J3 –	The fund will not issue senior securities or borrow money, except from banks for temporary purposes in an amount not exceeding 5% of the value of its total assets.

K. Buy on margin/sell short

K1 –	The fund will not buy on margin or sell short or deal in options to buy or sell securities.

K2 –	The fund will not write or purchase put, call, straddle or spread options; purchase securities on margin or sell “short”; or underwrite the securities of other issuers.

K3 –	The fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

In addition to the policies described above and any fundamental policy described in the prospectus:

For Columbia Money Market, the fund will not:

•	Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

For Columbia Government Money Market, the fund will not:

•	Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure permissible borrowings.

•

Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded.

•	Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements.

•

Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund or of the fund’s investment manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities.

•

Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the fund’s obligations under its deferred compensation plan for directors.

For RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate, the fund will not:

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund’s investment manager or subadviser, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

For Seligman California Municipal High Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman National Municipal and Seligman New York Municipal, the fund will not:

•

Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or for the purpose of hedging a fund’s obligations under its deferred compensation plan for directors/trustees.

•

Purchase or hold the securities of any issuer, if to its knowledge, directors/trustees or officers of a fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

•	Mortgage or pledge any of its assets, except to secure permitted borrowings noted above.

For Seligman Capital and Seligman Growth, the fund will not:

•	Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker.

11

For Seligman Capital, Columbia Seligman Communications and Information, Columbia Frontier, Columbia Seligman Global Technology, Columbia Select Growth, Columbia Select Large-Cap Value and Columbia Select Smaller-Cap Value, the fund will not:

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund’s investment manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

•	Enter into repurchase agreements of more than one week’s duration if more than 10% of the fund’s net assets would be so invested.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

For funds other than money market funds:

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For money market funds:

•	No more than 5% of the fund’s net assets will be held in securities and other instruments that are illiquid.

Additionally, regarding limiting investments in foreign securities:

For Columbia 120/20 Contrarian Equity, Columbia Diversified Bond, Columbia Diversified Equity Income, Columbia Dividend Opportunity, Columbia Equity Value, Columbia Floating Rate, Columbia High Yield Bond, Columbia Income Opportunities, Columbia Inflation Protected Securities, Columbia Large Core Quantitative, Columbia Large Growth Quantitative, Columbia Large Value Quantitative, Columbia Mid Cap Growth Opportunity, Columbia Mid Cap Value Opportunity, Columbia Multi-Advisor Small Cap Value, Columbia Recovery and Infrastructure, Seligman Capital, Columbia Select Large-Cap Value, Columbia Select Smaller-Cap Value, Columbia Seligman Communications and Information, Columbia Frontier, RiverSource Balanced, RiverSource Disciplined Small and Mid Cap Equity, RiverSource Disciplined Small Cap Value, RiverSource LaSalle Monthly Dividend Real Estate, Columbia Limited Duration Credit, RiverSource Partners Fundamental Value, RiverSource Real Estate and Seligman Growth:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.

For RiverSource Precious Metals and Mining:

•	Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

For RiverSource Short Duration U.S. Government and Columbia U.S. Government Mortgage:

•	Up to 20% of the fund’s net assets may be invested in foreign investments.

For Columbia Strategic Allocation:

•	The fund may invest its total assets, up to 50%, in foreign investments.

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Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 3. Investment Strategies and Types of Investments

Investment strategy	Balanced	Equity	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Taxable Money Market	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Agency and government securities	—	—	—	—	—	—	—
Borrowing	—	—	—	—	—	—	—
Cash/money market instruments	—	—	—	—	—	—	—
Collateralized bond obligations	—	— A	—	—	—	—	—
Commercial paper	—	—	—	—	—	—	—
Common stock	—	—	—	— B	—	—	—
Convertible securities	—	—	—	— C	—	—	—
Corporate bonds	—	—	—	—	D	—	—
Debt obligations	—	—	—	—	—	—	—
Depositary receipts	—	—	—	—	—	—	—
Derivative instruments (including options and futures)	—	—	—	—	—	—	—
Exchange-traded funds	—	—	—	—	—	—	—
Floating rate loans	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	—
Foreign securities	—	—	—	—	—	—	—
Funding agreements	—	—	—	—	—	—	—
High yield debt securities (junk bonds)	—	—	—	—	—	—	— J
Illiquid and restricted securities	—	—	—	—	—	—	—
Indexed securities	—	—	—	—	—	—	—
Inflation protected securities	—	—	—	—	—	—	—
Initial Public Offerings (IPOs)	—	—	—	—	—	—	—
Inverse floaters	—	E	—	—	—	—	—
Investment companies	—	—	—	—	—	—	—
Lending of portfolio securities	—	—	—	—	—	—	—
Loan participations	—	—	—	—	—	—	—
Mortgage- and asset-backed securities	—	— F	—	—	—	—	—
Mortgage dollar rolls	—	G	—	—	—	—	—

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Investment strategy	Balanced	Equity	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Taxable Money Market	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Municipal obligations	—	—	—	—	—	—	—
Pay-in-kind securities	—	—	—	—	—	—	—
Preferred stock	—	—	—	— H	—	— H	—
Real estate investment trusts	—	—	—	—	—	—	—
Repurchase agreements	—	—	—	—	—	—	—
Reverse repurchase agreements	—	—	—	—	—	—	—
Short sales	I	I	—	I	—	I	I
Sovereign debt	—	—	—	—	—	—	—
Structured investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Variable- or floating-rate securities	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—
When-issued securities and forward commitments	—	—	—	—	—	—	—
Zero-coupon and step-coupon securities	—	—	—	—	—	—	—

A.	The following funds are not authorized to invest in collateralized bond obligations: RiverSource Partners International Select Growth, Columbia Multi-Advisor International Value, RiverSource Partners International Small Cap, and Columbia Multi-Advisor Small Cap Value.
B.	The following funds are not authorized to invest in common stock: RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.
C.	The following funds are not authorized to invest in convertible securities: RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.
D.	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.
E.	The following fund is authorized to invest in inverse floaters: RiverSource Real Estate.
F.	The following funds are not authorized to invest in mortgage- and asset-backed securities: RiverSource S&P 500 Index and RiverSource Small Company Index.
G.	The following funds are authorized to invest in mortgage dollar rolls: RiverSource Real Estate.
H.	The following funds are not authorized to invest in preferred stock: RiverSource Tax-Exempt High Income, RiverSource Intermediate Tax-Exempt, Columbia AMT-Free Tax-Exempt Bond, RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.
I.	Except for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal and Seligman New York Municipal, which are prohibited from selling short, the funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.
J.	The following funds are not authorized to invest in high yield debt securities: Seligman California Municipal Quality, Seligman Minnesota, Seligman National and Seligman New York.

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Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objectives. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Affiliated Fund Risk. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

Allocation Risk. For funds-of-funds, the risk that the investment manager’s evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

Asian Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar, and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. As a result, many of the risks detailed above under “Risks of Foreign Investing” may be more pronounced due to concentration of the Fund’s investments in the Asian Pacific Region.

Borrowing Risk. To the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

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Confidential Information Access Risk. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

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Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The fund expects to invest in a limited number of companies. Accordingly, the fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Foreign/Emerging Markets Risk. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in

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foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic changes, adverse conditions to an industry significant to the area and other developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities and because the state-specific funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. These investments may cause the value of a fund’s shares to change more than the values of other funds’ shares that invest in more diversified investments. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The yields on the securities in which the fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

More information about state specific risks may be available from official state resources.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

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Indexing Risk. For funds that are managed to an index, the fund’s performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated

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unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Municipal Securities Risk. The value of a municipal security may be affected by legislative or administrative actions as well as by the economics of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as “portfolio turnover.” The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund’s performance.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks

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similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Retirement Goal Risk. For Retirement Plus Funds, the investor may have different needs than the quantitative model anticipates.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security’s price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund’s use of short sales in effect “leverages” the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund’s total net assets. Although foreign currency gains currently constitute “qualifying income” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying incomes” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund’s Board of Directors may authorize a significant change in investment strategy or fund liquidation.
Technology and Technology-Related Investment Risks. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

Tracking Error Risk. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. The investment manager

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purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund’s performance is affected by factors such as the size of the fund’s portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Underlying Fund Selection Risk. For funds-of-funds, the risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities

The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

*	On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

Borrowing

If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may

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use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource, Seligman and Threadneedle funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since

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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a

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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.

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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for

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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The funds’ ability to redeem

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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Seligman TargETFunds) in excess of these limits. The Seligman TargETFunds’ ability to invest in ETFs will be severely constrained unless ETFs have received such an order from the SEC, and the ETF and the Seligman TargETFunds take appropriate steps to comply with the relevant terms and conditions of such orders.

The Seligman TargETFunds will invest in an ETF only if the SEC has issued an exemptive order to the ETF which permits investment companies, including the Seligman TargETFunds, to invest in ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Seligman TargETFunds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Seligman TargETFund may invest greater than 25% of its assets in any one ETF, although no Seligman TargETFund intends to invest greater than 40% of its assets in any one ETF.

To the extent the 1940 Act limitations apply to an ETF, such limitations may prevent Seligman TargETFund from allocating its investments in the manner that the investment manager considers optimal, or cause the investment manager to select a similar index or sector-based mutual fund or other investment company (each, an “Other Investment Company”), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) providing similar exposure as an alternative. The Seligman TargETFunds may also invest in Other Investment Companies or Stock Baskets when the investment manager believes they represent more attractive opportunities than similar ETFs held in the portfolio.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of

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the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

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Foreign Currency Transactions

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines,

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additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections

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afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable

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to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading

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market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

Inverse Floaters

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities

To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest

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earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often

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referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

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Short Sales

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either

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subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

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Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those

42

activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) (formerly RiverSource Fund Distributors, Inc.) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage

43

or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations

From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from

44

country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund’s, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 4. Total Brokerage Commissions

Total Brokerage Commissions

Fund	2010	2009		2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$0	$0		$0	(a)
Columbia Income Builder Fund II	0	0		0	(a)
Columbia Income Builder Fund III	0	0		0	(a)
Columbia Portfolio Builder Aggressive	0	0		0
Columbia Portfolio Builder Conservative	0	0		0
Columbia Portfolio Builder Moderate	0	0		0
Columbia Portfolio Builder Moderate Aggressive	0	0		0
Columbia Portfolio Builder Moderate Conservative	0	0		0
Columbia Portfolio Builder Total Equity	0	0		0
RiverSource S&P 500 Index	97,970	16,486		40,706
RiverSource Small Company Index	517,354	123,243		108,360
For funds with fiscal period ending March 31
Columbia Equity Value	357,285	525,309		591,525
RiverSource Precious Metals and Mining	288,177	1,067,960		960,159
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	26,985	38,789		38,557	(b)
Columbia Recovery and Infrastructure	527,728	128,097	(c)	N/A
Columbia Retirement Plus 2010	0	0		0
Columbia Retirement Plus 2015	0	0		0
Columbia Retirement Plus 2020	0	0		0
Columbia Retirement Plus 2025	0	0		0
Columbia Retirement Plus 2030	0	0		0
Columbia Retirement Plus 2035	0	0		0
Columbia Retirement Plus 2040	0	0		0
Columbia Retirement Plus 2045	0	0		0

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Total Brokerage Commissions

Fund	2010	2009		2008
For funds with fiscal period ending May 31
Columbia High Yield Bond	$0	$0		$0
Columbia Multi-Advisor Small Cap Value	749,980	1,484,768		1,179,158
Columbia U.S. Government Mortgage	9,489	14,329		17,640
RiverSource Partners Fundamental Value	146,283	298,507		292,900
RiverSource Short Duration U.S. Government	21,796	35,642		43,210
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	402,958	673,569		412,022
RiverSource Real Estate	164,335	205,118		173,705
For funds with fiscal period ending July 31
Columbia Floating Rate	0	12,760		861
Columbia Income Opportunities	0	0		0
Columbia Inflation Protected Securities	43,426	17,762		11,586
Columbia Large Core Quantitative	2,806,058	2,084,675		1,951,255
Columbia Limited Duration Credit	8,523	4,188		4,138
Columbia Money Market	0	0		0
RiverSource Disciplined Small and Mid Cap Equity	306,343	541,939		124,754
RiverSource Disciplined Small Cap Value	139,213	178,570		75,041
For funds with fiscal period ending August 31
Columbia Diversified Bond	121,666	95,997		111,876
Columbia Minnesota Tax-Exempt	1,077	0		3,418
RiverSource California Tax-Exempt	510	0		1,938
RiverSource New York Tax-Exempt	174	0		724

	2009	2008		2007
For funds with fiscal period ending September 30
Columbia Large Growth Quantitative	649,261	150,374		45,978	(d)
Columbia Large Value Quantitative	378,324	6,631	(e)	N/A
Columbia Diversified Equity Income	4,728,940	4,085,552		3,790,954
Columbia Mid Cap Value Opportunity	2,601,029	1,672,775		1,219,474
Columbia Strategic Allocation	1,248,108	1,049,954		1,425,483
RiverSource Balanced	688,814	493,156		567,773
RiverSource Strategic Income Allocation	22,351	17,707		6,639	(d)
Seligman California Municipal High-Yield	0	0		0
Seligman California Municipal Quality	0	0		0
Seligman Minnesota Municipal	0	0		0
Seligman National Municipal	0	0		0
Seligman New York Municipal	0	0		0
Seligman TargETFund 2015	12,772	7,434		3,559
Seligman TargETFund 2025	1,327	7,302		2,743
Seligman TargETFund 2035	1,215	1,206		461
Seligman TargETFund 2045	1,173	948		308
Seligman TargETFund Core	26,992	10,913		10,770

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Total Brokerage Commissions

	2009		2008		2007
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$0		$0		$0
Columbia Asia Pacific ex-Japan	41,731	(f)	N/A		N/A
Columbia Emerging Markets Bond	0		0		0
Columbia Emerging Markets Opportunity	2,108,103		3,346,690		3,361,865
Columbia European Equity	189,286		396,474		282,104
Columbia Frontier	157,476		250,561		388,531
Columbia Global Bond	7,292		18,925		17,268
Columbia Global Equity	581,962		1,185,084		1,474,583
Columbia Global Extended Alpha	11,397		6,647	(g)	N/A
Columbia Multi-Advisor International Value	959,077		1,558,333		1,426,926
Columbia Seligman Global Technology	1,319,806		1,747,855		2,082,502
RiverSource Disciplined International Equity	500,331		514,960		547,910
RiverSource Partners International Select Growth	901,265		1,690,066		1,932,330
RiverSource Partners International Small Cap	265,317		270,663		353,096
Threadneedle Global Equity Income	18,370		5,030	(g)	N/A
Threadneedle International Opportunity	793,899		1,020,584		1,150,182
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	315		6,431		19,450
Columbia Mid Cap Growth Opportunity	2,752,727		2,165,273		2,813,784
RiverSource Intermediate Tax-Exempt	42		684		2,175
RiverSource Tax-Exempt High Income	1,080		24,531		74,062
For funds with fiscal period ending December 31
Columbia Government Money Market	0		0		0
Columbia Seligman Communications and Information	12,482,079		11,241,475		17,228,966
Columbia Select Large-Cap Value	206,322		236,168		167,912
Columbia Select Smaller-Cap Value	123,904		240,154		217,466
RiverSource LaSalle Global Real Estate	20,434		32,671		63,034
RiverSource LaSalle Monthly Dividend Real Estate	40,941		82,218		227,752
Seligman Capital	927,607		1,815,753		2,088,716
Seligman Growth	2,228,705		1,627,919		1,428,056

(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

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For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 5. Brokerage Directed for Research and Turnover Rates

	Brokerage directed for research*
			Amount of
	Amount of		commissions		Turnover rates
Fund	transactions		imputed or paid		2010		2009
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$0	(a)	$0	(a)	41%		39%
Columbia Income Builder Fund II	0	(a)	0	(a)	39		40
Columbia Income Builder Fund III	0	(a)	0	(a)	46		36
Columbia Portfolio Builder Aggressive	0	(a)	0	(a)	28		35
Columbia Portfolio Builder Conservative	0	(a)	0	(a)	26		27
Columbia Portfolio Builder Moderate	0	(a)	0	(a)	26		34
Columbia Portfolio Builder Moderate Aggressive	0	(a)	0	(a)	28		33
Columbia Portfolio Builder Moderate Conservative	0	(a)	0	(a)	30		29
Columbia Portfolio Builder Total Equity	0	(a)	0	(a)	25		28
RiverSource S&P 500 Index	0		0		41		5
RiverSource Small Company Index	0		0		41		23
For funds with fiscal period ending March 31
Columbia Equity Value	95,868,655		111,080		30		21
RiverSource Precious Metals and Mining	42,266,048		35,270		72		340	(b)
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	10,891,991		10,904		31		36
Columbia Recovery and Infrastructure	243,972,941		295,680		11		4	(c)
Columbia Retirement Plus 2010	0	(a)	0	(a)	53		55
Columbia Retirement Plus 2015	0	(a)	0	(a)	126		53
Columbia Retirement Plus 2020	0	(a)	0	(a)	53		52
Columbia Retirement Plus 2025	0	(a)	0	(a)	52		47
Columbia Retirement Plus 2030	0	(a)	0	(a)	57		47
Columbia Retirement Plus 2035	0	(a)	0	(a)	54		48
Columbia Retirement Plus 2040	0	(a)	0	(a)	55		50
Columbia Retirement Plus 2045	0	(a)	0	(a)	64		51
For funds with fiscal period ending May 31
Columbia High Yield Bond	0		0		94		83
Columbia Multi-Advisor Small Cap Value	25,296,772		30,410		80		120
Columbia U.S. Government Mortgage	0		0		519	(d)	431	(d)
RiverSource Partners Fundamental Value	0		0		9		19
RiverSource Short Duration U.S. Government	0		0		329	(d)	217	(d)
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	66,349,011		55,087		23		21
RiverSource Real Estate	6,919,253		9,212		93		51

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	Brokerage directed for research*
			Amount of
	Amount of		commissions		Turnover rates
Fund	transactions		imputed or paid		2010		2009
For funds with fiscal period ending July 31
Columbia Floating Rate	$0		$0		68%		84%
Columbia Income Opportunities	0		0		86		81
Columbia Inflation Protected Securities	0		0		177	(f)	160	(f)
Columbia Large Core Quantitative	302,209,602		175,221		75		61
Columbia Limited Duration Credit	0		0		101		335	(d),(g)
Columbia Money Market	0		0		N/A		N/A
RiverSource Disciplined Small and Mid Cap Equity	21,380,485		24,466		107		104
RiverSource Disciplined Small Cap Value	6,706,217		7,860		114		98
For funds with fiscal period ending August 31
Columbia Diversified Bond	0		0		420	(d)	371	(d)
Columbia Minnesota Tax-Exempt	0		0		21		33
RiverSource California Tax-Exempt	0		0		19		49
RiverSource New York Tax-Exempt	0		0		12		34

					2009		2008
For funds with fiscal period ending September 30
Columbia Large Growth Quantitative	115,848,221		85,590		58		70
Columbia Large Value Quantitative	38,146,821		31,490		63		6	(h)
Columbia Diversified Equity Income	1,100,570,862		1,494,280		38		31
Columbia Mid Cap Value Opportunity	85,198,971		545,756		42		34
Columbia Strategic Allocation	92,052,055		81,422		136	(d)	123	(d)
RiverSource Balanced	134,013,627		160,642		189	(d)	105	(d)
RiverSource Strategic Income Allocation	0		0		143		137
Seligman California Municipal High-Yield	0		0		63	(i)	4
Seligman California Municipal Quality	0		0		46	(i)	13
Seligman Minnesota Municipal	0		0		29	(i)	16
Seligman National Municipal	0		0		107	(i)	16
Seligman New York Municipal	0		0		53	(i)	0
Seligman TargETFund 2015	0		0		58		70
Seligman TargETFund 2025	0		0		13		61
Seligman TargETFund 2035	0		0		16		38
Seligman TargETFund 2045	0		0		36		48
Seligman TargETFund Core	0		0		45		46
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	0		0		16		39
Columbia Asia Pacific ex-Japan	8,232,647	(j)	23,202	(j)	4	(j)	N/A
Columbia Emerging Markets Bond	0		0		62		82
Columbia Emerging Markets Opportunity	794,301,729		1,895,074		149		133
Columbia European Equity	113,984,459		144,742		154		180
Columbia Frontier	142,448,732		47,004		162		156
Columbia Global Bond	0		0		69		75
Columbia Global Equity	300,110,709		477,223		81		97
Columbia Global Extended Alpha	4,801,721		7,937		133		36	(k)

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	Brokerage directed for research*
		Amount of
	Amount of	commissions	Turnover rates
Fund	transactions	imputed or paid	2009	2008
Columbia Multi-Advisor International Value	$33,502,807	$17,102	63%	40%
Columbia Seligman Global Technology	2,739,223,355	460,483	150	171
RiverSource Disciplined International Equity	8,041,109	2,162	85	61
RiverSource Partners International Select Growth	83,531,533	99,348	90	85
RiverSource Partners International Small Cap	95,857	63	174	87
Threadneedle Global Equity Income	6,599,033	11,416	45	10	(k)
Threadneedle International Opportunity	536,939,110	737,307	97	78
For funds with fiscal period ending November 30
Columbia Mid Cap Growth Opportunity	454,152,183	799,318	126	76
RiverSource AMT-Free Tax-Exempt Bond	0	0	29	37
RiverSource Intermediate Tax-Exempt	0	0	26	36
RiverSource Tax-Exempt High Income	0	0	30	37
For funds with fiscal period ending December 31
Columbia Government Money Market	N/A	N/A	N/A	N/A
Columbia Select Large-Cap Value	69,507,890	68,240	24	28
Columbia Select Smaller-Cap Value	1,444,931	5,200	7	16
Columbia Seligman Communications and Information	1,115,825,859	2,102,493	150	133
RiverSource LaSalle Global Real Estate	0	0	83	62
RiverSource LaSalle Monthly Dividend Real Estate	0	0	87	77
Seligman Capital	20,147,615	37,667	139	229
Seligman Growth	843,145,024	1,192,083	142	241

*	Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but these amounts have not been included in the table.
(a)	The underlying funds may have directed transactions to firms in exchange for research services.
(b)	Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 286% and 199% for RiverSource Short Duration U.S. Government Fund and 246% and 162% for Columbia U.S. Government Mortgage Fund for the fiscal periods ended May 31, 2010 and 2009, respectively; 229% and 184% for Columbia Diversified Bond for the fiscal periods ended Aug. 31, 2010 and 2009, respectively; 220% for Columbia Limited Duration Credit Fund for the fiscal period ended July 31, 2009; 110% and 86% for RiverSource Balanced Fund and 116% and 89% for Columbia Strategic Allocation Fund for the fiscal periods ended Sept. 30, 2009 and 2008, respectively.
(e)	A significant portion of the turnover was the result of “roll” transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.
(f)	The fund’s turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the first quarter of 2009 and following a more active management style.
(g)	The turnover was a result of a combination of a change in the investment strategy and the growth of the fund. The fund experienced high net inflows in the second quarter of 2009, increasing the NAV.
(h)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(i)	The fund’s turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the second quarter of 2009, and additionally for Seligman National Municipal, mergers of 14 state-specific Seligman Municipal Funds during the period into the Fund.
(j)	For the period from July 15, 2009 (when the Fund became publicly available) to Oct. 31, 2009.
(k)	For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.

50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 6. Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at end of fiscal period
For funds with fiscal period ending January 31
Columbia Income Builder Fund	None	N/A
Columbia Income Builder Fund II	None	N/A
Columbia Income Builder Fund III	None	N/A
Columbia Portfolio Builder Aggressive	None	N/A
Columbia Portfolio Builder Conservative	None	N/A
Columbia Portfolio Builder Moderate	None	N/A
Columbia Portfolio Builder Moderate Aggressive	None	N/A
Columbia Portfolio Builder Moderate Conservative	None	N/A
Columbia Portfolio Builder Total Equity	None	N/A
RiverSource S&P 500 Index	Ameriprise Financial	$147,339
	Charles Schwab	199,837
	Citigroup	825,442
	E*Trade Financial	48,192
	Franklin Resources	216,282
	Goldman Sachs Group	983,038
	JPMorgan Chase & Co.	1,947,078
	Legg Mason	41,068
	Morgan Stanley	489,323
	PNC Financial Services Group	347,103
RiverSource Small Company Index	Investment Technology Group	932,730
	LaBranche & Co.	159,627
	optionsXpress	645,578
	Piper Jaffray Companies	677,351
	Stifel Financial	1,463,301
For funds with fiscal period ending March 31
Columbia Equity Value	Goldman Sachs Group	11,067,062
	JPMorgan Chase & Co.	13,784,298
	Morgan Stanley	7,911,083
RiverSource Precious Metals and Mining	None	N/A
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	None	N/A
Columbia Recovery and Infrastructure	None	N/A
Columbia Retirement Plus 2010	None	N/A
Columbia Retirement Plus 2015	None	N/A
Columbia Retirement Plus 2020	None	N/A
Columbia Retirement Plus 2025	None	N/A
Columbia Retirement Plus 2030	None	N/A
Columbia Retirement Plus 2035	None	N/A
Columbia Retirement Plus 2040	None	N/A
Columbia Retirement Plus 2045	None	N/A

51

Fund	Issuer	Value of securities owned at end of fiscal period
For funds with fiscal period ending May 31
Columbia High Yield Bond	Lehman Brothers Holdings*	$1,322,250
Columbia Multi-Advisor Small Cap Value	Raymond James Financial	1,696,199
Columbia U.S. Government Mortgage	Bear Stearns Asset Backed Securities Trust	339,729
	Bear Stearns Commercial Mtge Securities	3,164,927
	ChaseFlex Trust	398,308
	Citigroup Mortgage Loan Trust, Inc.	1,106,996
	Credit Suisse Mortgage Capital Ctfs	7,823,287
	GS Mortgage Securities Corp.	6,427,923
	Jefferies & Co.	2,284,896
	JPMorgan Chase Commercial Mtge Securities	990,893
	JPMorgan Mtge Trust	667,343
	JPMorgan Reremic	534,987
RiverSource Partners Fundamental Value	Goldman Sachs Group, Inc.	3,039,588
	JPMorgan Chase & Co.	2,342,740
RiverSource Short Duration U.S. Government	Bear Stearns Asset Backed Securities Trust	782,912
	Bear Stearns Commercial Mtge Securities	1,607,987
	Citigroup Funding	18,414,224
	Citigroup Mortgage Loan Trust, Inc.	3,441,463
	Credit Suisse Mortgage Capital Ctfs	7,919,291
	CS First Boston Mtge Securities	968,402
	Goldman Sachs Group	7,829,724
	Jefferies & Co.	1,062,793
	JPMorgan Chase Commercial Mtge Securities	3,998,961
	JPMorgan Chase & Co.	2,966,688
	JPMorgan Mtge Trust	2,196,977
	Morgan Stanley	8,350,389
	Morgan Stanley Capital I	4,934,943
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	Goldman Sachs Group	8,911,501
	JPMorgan Chase & Co.	5,407,407
	Morgan Stanley	10,581,853
RiverSource Real Estate	None	N/A
For funds with fiscal period ending July 31
Columbia Floating Rate	Nuveen Investments	887,000
Columbia Income Opportunities	E*TRADE Financial	4,180,938
Columbia Inflation Protected Securities	Jefferies & Co.	925,026
	LB-UBS Commercial Mortgage Trust	2,711,440
Columbia Large Core Quantitative	Citigroup	89,448,117
	Franklin Resources	10,199,918
	Goldman Sachs Group	18,407,431
	PNC Financial Services Group	55,870,310
Columbia Limited Duration Credit	Citigroup	4,988,135
	Goldman Sachs Group	5,629,686
	JPMorgan Chase & Co.	4,363,771
	Lehman Brothers Holdings*	95,700
	Merrill Lynch & Co.	856,523
	Morgan Stanley	5,284,355
Columbia Money Market	Citigroup Funding	100,983,942
	JPMorgan Chase & Co.	87,793,771

52

Fund	Issuer	Value of securities owned at end of fiscal period
RiverSource Disciplined Small and Mid Cap Equity	Investment Technology Group	$93,176
	Jefferies Group, Inc.	76,613
	Knight Capital Group Cl A	342,359
	optionsXpress Holdings	113,864
	Raymond James Financial	1,524,868
RiverSource Disciplined Small Cap Value	Knight Capital Group Cl A	251,175
	Westwood Holdings Group	104,596
For funds with fiscal period ending August 31
Columbia Diversified Bond	Bear Stearns Adjustable Rate Mortgage Trust	5,214,463
	Bear Stearns Alt-A Trust	22,769
	Bear Stearns Asset-Backed Securities Trust	3,855,171
	Bear Stearns Commercial Mortgage Securities	2,278,870
	Bear Stearns Mortgage Funding Trust	680,868
	ChaseFlex Trust	1,470,112
	Citigroup, Inc.	44,244,737
	Citigroup Commercial Mortgage Trust	3,387,078
	Citigroup/Deutsche Bank Commercial Mortgage Trust	25,824,909
	Citigroup Mortgage Loan Trust, Inc.	37,740,867
	Credit Suisse Mortgage Capital Certificates	59,851,574
	Credit Suisse First Boston Mortgage Securities Corp.	15,808,795
	GS Mortgage Securities Corp. II	46,506,875
	The Goldman Sachs Group, Inc.	37,320,156
	Jefferies & Co., Inc.	6,723,914
	JPMorgan Chase & Co.	41,539,862
	JPMorgan Chase Commercial Mortgage Securities Corp.	104,835,640
	JPMorgan Mortgage Trust	3,844,284
	JPMorgan Remeric	4,562,368
	LB-UBS Commercial Mortgage Trust	35,858,704
	Lehman Brothers Holdings, Inc.*	2,204,363
	Merrill Lynch Mortgage Trust	1,656,762
	Morgan Stanley	36,602,643
	Morgan Stanley Capital I	16,918,724
	Morgan Stanley Reremic Trust	50,927,555
Columbia Minnesota Tax-Exempt	None	N/A
RiverSource California Tax-Exempt	None	N/A
RiverSource New York Tax-Exempt	None	N/A
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	Goldman Sachs Group	178,337,738
	JPMorgan Chase & Co.	85,834,923
	Morgan Stanley	52,518,110
Columbia Large Growth Quantitative	Franklin Resources	1,934,035
	Goldman Sachs Group	20,863,258
	Morgan Stanley	9,177,567
Columbia Large Value Quantitative	Citigroup	6,796,957
	Goldman Sachs Group	6,574,659
	JPMorgan Chase & Co.	1,293,917
	Morgan Stanley	6,536,678
	PNC Financial Services Group	1,943,649

53

Fund	Issuer	Value of securities owned at end of fiscal period
Columbia Mid Cap Value Opportunity	Goldman Sachs & Co.	$47,226,353
Columbia Strategic Allocation	Bear Stearns Commercial Mortgage Securities	699,898
	Citigroup	6,504,737
	Citigroup Commercial Mortgage Trust	316,302
	Citigroup/Deutsche Bank Commercial Mortgage Trust	183,715
	Credit Suisse Group	457,330
	CS First Boston Mortgage Securities	155,406
	Goldman Sachs Group	9,642,282
	GS Mortgage Securities II	788,719
	JPMorgan Chase & Co.	10,872,093
	JPMorgan Chase Commercial Mortgage Securities	2,234,879
	Knight Capital Group Cl A	96,200
	LB-UBS Commercial Mortgage Trust	559,502
	Morgan Stanley	9,436,155
	Morgan Stanley Capital I	709,666
	optionsXpress Holdings	82,339
	PNC Financial Services Group	6,225,544
RiverSource Balanced	Bear Stearns Adjustable Rate Mortgage Trust	713,060
	Bear Stearns Commercial Mortgage Securities	899,869
	ChaseFlex Trust	849,320
	Citigroup	1,082,219
	Citigroup Commercial Mortgage Trust	316,302
	Citigroup/Deutsche Bank Commercial Mortgage Trust	393,676
	Goldman Sachs Group	18,865,931
	GS Mortgage Securities II	1,030,324
	JPMorgan Chase & Co.	8,998,091
	JPMorgan Chase Commercial Mortgage Securities	2,697,566
	LB-UBS Commercial Mortgage Trust	1,354,451
	Lehman Brothers Holdings*	236,004
	Merrill Lynch Mortgage Trust	188,000
	Morgan Stanley	3,258,404
	Morgan Stanley Capital I	1,291,191
RiverSource Strategic Income Allocation	Ameritrade Holding Corp. — subsidiary	624,828
	Bear Stearns Commercial Mortgage Securities	868,876
	Citigroup	118,157
	Citigroup/Deutsche Bank Commercial Mortgage Trust	985,508
	CS First Boston Mortgage Securities	1,069,849
	Goldman Sachs Group	171,602
	JPMorgan Chase & Co.	268,331
	JPMorgan Chase Commercial Mortgage Securities	889,173
	Lehman Brothers Holdings*	15,975
	Merrill Lynch Mortgage Trust	178,336
	Morgan Stanley	801,038
	Morgan Stanley Capital I	69,125
	Nuveen Investments	97,091

54

Fund	Issuer	Value of securities owned at end of fiscal period
Seligman California Municipal High-Yield	None	N/A
Seligman California Municipal Quality	None	N/A
Seligman Minnesota Municipal	None	N/A
Seligman National Municipal	None	N/A
Seligman New York Municipal	None	N/A
Seligman TargETFund 2015	None	N/A
Seligman TargETFund 2025	None	N/A
Seligman TargETFund 2035	None	N/A
Seligman TargETFund 2045	None	N/A
Seligman TargETFund Core	None	N/A
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	GS Mortgage Securities II	$2,719,948
	Lehman Brothers Holdings*	100,800
	Morgan Stanley Dean Witter Capital I	428,016
Columbia Asia Pacific ex-Japan	None	N/A
Columbia Emerging Markets Bond	Morgan Stanley	2,351,866
Columbia Emerging Markets Opportunity	None	N/A
Columbia European Equity	Credit Suisse Group	2,058,583
Columbia Frontier	Affiliated Managers Group	380,940
	Piper Jaffray Companies	171,643
	Stifel Financial	244,212
Columbia Global Bond	Bear Stearns Commercial Mortgage Securities	237,337
	Citigroup	1,003,392
	Citigroup Commercial Mortgage Trust	1,581,548
	CS First Boston Mortgage Securities	595,440
	Goldman Sachs Group	1,188,323
	GS Mortgage Securities II	1,102,326
	JPMorgan Chase Commercial Mortgage Securities	1,702,095
	JPMorgan Chase & Co.	770,873
	LB-UBS Commercial Mortgage Trust	1,501,910
	Lehman Brothers Holdings*	212,850
	Merrill Lynch & Co.	366,682
	Morgan Stanley	11,964,651
	Morgan Stanley Capital I	1,334,954
Columbia Global Equity	Citigroup Commercial Mortgage Trust	6,721,641
	Credit Suisse Mortgage Capital Certificates	2,352,116
	Goldman Sachs Group	5,039,414
	JPMorgan Chase & Co.	9,925,220
Columbia Global Extended Alpha	Citigroup	64,732
	Goldman Sachs Group	119,119
Columbia Multi-Advisor International Value	Citigroup Funding	6,997,755
	Morgan Stanley	20,000,000
Columbia Seligman Global Technology	None	N/A
RiverSource Disciplined International Equity	Credit Suisse Mortgage Capital Certificates	3,138,369
RiverSource Partners International Select Growth	Credit Suisse Group	4,008,753
RiverSource Partners International Small Cap	None	N/A
Threadneedle Global Equity Income	None	N/A
Threadneedle International Opportunity	Credit Suisse Group	7,751,291

55

Fund	Issuer	Value of securities owned at end of fiscal period
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	None	N/A
Columbia Mid Cap Growth Opportunity	E*TRADE Financial	$3,797,720
	Legg Mason	2,696,490
RiverSource Intermediate Tax-Exempt	None	N/A
RiverSource Tax-Exempt High Income	None	N/A
For funds with fiscal period ending December 31
Columbia Government Money Market	None	N/A
Columbia Seligman Communications and Information	None	N/A
Columbia Select Large-Cap Value	JPMorgan Chase & Co.	8,334,000
	Morgan Stanley	7,340,800
Columbia Select Smaller-Cap Value	None	N/A
RiverSource LaSalle Global Real Estate	None	N/A
RiverSource LaSalle Monthly Dividend Real Estate	None	N/A
Seligman Capital	None	N/A
Seligman Growth	Goldman Sachs Group	9,455,040

*	Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

56

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund’s investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 7. Brokerage Commissions Paid to Investment Manager or Affiliates

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker	Aggregate dollar amount of commissions paid to broker
Fund			2010			2009	2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	None	—	—	—	—	$0	$0	(a)
Columbia Income Builder Fund II	None	—	—	—	—	0	0	(a)
Columbia Income Builder Fund III	None	—	—	—	—	0	0	(a)
Columbia Portfolio Builder Aggressive	None	—	—	—	—	0	0
Columbia Portfolio Builder Conservative	None	—	—	—	—	0	0
Columbia Portfolio Builder Moderate	None	—	—	—	—	0	0
Columbia Portfolio Builder Moderate Aggressive	None	—	—	—	—	0	0
Columbia Portfolio Builder Moderate Conservative	None	—	—	—	—	0	0
Columbia Portfolio Builder Total Equity	None	—	—	—	—	0	0
RiverSource S&P 500 Index	None	—	—	—	—	0	0
RiverSource Small Company Index	None	—	—	—	—	0	0
For funds with fiscal period ending March 31
Columbia Equity Value	None	—	—	—	—	0	0
RiverSource Precious Metals and Mining	None	—	—	—	—	0	0

57

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker		Aggregate dollar amount of commissions paid to broker
Fund			2010			2009		2008
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	None	—	—	—	—	$0		$0	(b)
Columbia Recovery and Infrastructure	None	—	—	—	—	0	(c)	N/A
Columbia Retirement Plus 2010	None	—	—	—	—	0		0
Columbia Retirement Plus 2015	None	—	—	—	—	0		0
Columbia Retirement Plus 2020	None	—	—	—	—	0		0
Columbia Retirement Plus 2025	None	—	—	—	—	0		0
Columbia Retirement Plus 2030	None	—	—	—	—	0		0
Columbia Retirement Plus 2035	None	—	—	—	—	0		0
Columbia Retirement Plus 2040	None	—	—	—	—	0		0
Columbia Retirement Plus 2045	None	—	—	—	—	0		0
For funds with fiscal period ending May 31
Columbia High Yield Bond	None	—	—	—	—	0		0
Columbia Multi-Advisor Small Cap Value	None	—	—	—	—	0		0
Columbia U.S. Government Mortgage	None	—	—	—	—	0		0
RiverSource Partners Fundamental Value	None	—	—	—	—	0		0
RiverSource Short Duration U.S. Government	None	—	—	—	—	0		0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	None	—	—	—	—	0		0
RiverSource Real Estate	None	—	—	—	—	0		0

58

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker		Aggregate dollar amount of commissions paid to broker
Fund			2010			2009		2008
For funds with fiscal period ending July 31
Columbia Floating Rate	None	—	—	—	—	$0		$0
Columbia Income Opportunities	None	—	—	—	—	0		0
Columbia Inflation Protected Securities	None	—	—	—	—	0		0
Columbia Large Core Quantitative	None					0		0
Columbia Limited Duration Credit	None	—	—	—	—	0		0
Columbia Money Market	None	—	—	—	—	0		0
RiverSource Disciplined Small and Mid Cap Equity	None	—	—	—	—	0		0
RiverSource Disciplined Small Cap Value	None	—	—	—	—	0		0
For funds with fiscal period ending August 31				!
Columbia Diversified Bond	None	—	—	—	—	0		0
Columbia Minnesota Tax-Exempt	None	—	—	—	—	0		0
RiverSource California Tax-Exempt	None	—	—	—	—	0		0
RiverSource New York Tax-Exempt	None	—	—	—	—	0		0

			2009			2008		2007
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	None	—	—	—	—	0		0
Columbia Large Growth Quantitative	None	—	—	—	—	0		0	(d)
Columbia Large Value Quantitative	None	—	—	—	—	0	(e)	N/A
Columbia Mid Cap Value Opportunity	None	—	—	—	—	0		0
Columbia Strategic Allocation	None	—	—	—	—	0		0
RiverSource Balanced	None	—	—	—	—	0		0
RiverSource Strategic Income Allocation	None	—	—	—	—	0		0	(d)

59

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker		Aggregate dollar amount of commissions paid to broker
Fund			2009			2008		2007
Seligman California Municipal High-Yield	None	—	—	—	—	$0		$0
Seligman California Municipal Quality	None	—	—	—	—	0		0
Seligman Minnesota Municipal	None	—	—	—	—	0		0
Seligman National Municipal	None	—	—	—	—	0		0
Seligman New York Municipal	None	—	—	—	—	0		0
Seligman TargETFund 2015	None	—	—	—	—	0		0
Seligman TargETFund 2025	None	—	—	—	—	0		0
Seligman TargETFund 2035	None	—	—	—	—	0		0
Seligman TargETFund 2045	None	—	—	—	—	0		0
Seligman TargETFund Core	None	—	—	—	—	0		0
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	None	—	—	—	—	0		0
Columbia Asia Pacific ex-Japan	None(f)	—	—	—	—	N/A		N/A
Columbia Emerging Markets Bond	None	—	—	—	—	0		0
Columbia Emerging Markets Opportunity	None	—	—	—	—	0		0
Columbia European Equity	None	—	—	—	—	0		0
Columbia Frontier	None	—	—	—	—	0		0
Columbia Global Bond	None	—	—	—	—	0		0
Columbia Global Equity	None	—	—	—	—	0		0
Columbia Global Extended Alpha	None	—	—	—	—	0	(g)	N/A
Columbia Multi-Advisor International Value	Sanford Bernstein	(1)	$0	—	—	1,677		0
Columbia Seligman Global Technology	None	—	—	—	—	0		0
RiverSource Disciplined International Equity	None	—	—	—	—	0		0
RiverSource Partners International Select Growth	Merrill Lynch Capital Markets	(2)	585	0.27%	0.42%	0		0
RiverSource Partners International Small Cap	None	—	—	—	—	0		0
Threadneedle Global Equity Income	None	—	—	—	—	0	(g)	N/A
Threadneedle International Opportunity	None	—	—	—	—	0		0

60

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker	Aggregate dollar amount of commissions paid to broker
Fund			2009			2008	2007
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	None	—	—	—	—	0	0
Columbia Mid Cap Growth Opportunity	None	—	—	—	—	0	0
RiverSource Intermediate Tax-Exempt	None	—	—	—	—	0	0
RiverSource Tax-Exempt High Income	None	—	—	—	—	0	0
For funds with fiscal period ending December 31
Columbia Government Money Market	None	—	—	—	—	0	0
Columbia Select Large-Cap Value	None	—	—	—	—	0	0
Columbia Select Smaller-Cap Value	None	—	—	—	—	0	0
Columbia Seligman Communications and Information	None	—	—	—	—	0	0
RiverSource LaSalle Global Real Estate	None	—	—	—	—	0	0
RiverSource LaSalle Monthly Dividend Real Estate	None	—	—	—	—	0	0
Seligman Capital	None	—	—	—	—	0	0
Seligman Growth	None	—	—	—	—	0	0

(1)	Affiliate of AllianceBernstein L.P., a subadviser.
(2)	Affiliate of Columbia Wanger Asset Management, L.P., a subadviser.
(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

61

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1. All expenses of a fund, including the management fee and administrative services fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

Table 8. Valuing Fund Shares

Fund*	Net assets	Shares outstanding	Net asset value of one Share
For funds with fiscal period ending January 31
Columbia Income Builder Fund
Class A	$191,609,144	19,630,870	$9.76
Class B	24,940,436	2,547,850	9.79
Class C	12,407,352	1,267,551	9.79
Class R4	9,771	1,000	9.77
Columbia Income Builder Fund II
Class A	336,673,414	35,567,971	9.47
Class B	35,116,660	3,701,134	9.49
Class C	15,534,369	1,636,863	9.49
Class R4	18,248	1,926	9.47
Columbia Income Builder Fund III
Class A	169,340,312	17,933,995	9.44
Class B	17,093,815	1,803,903	9.48
Class C	8,762,187	925,152	9.47
Class R4	36,268	3,844	9.43
Columbia Portfolio Builder Aggressive
Class A	411,905,718	47,812,554	8.62
Class B	69,631,727	8,121,597	8.57
Class C	26,852,423	3,157,443	8.50
Class R4	391,084	45,318	8.63
Columbia Portfolio Builder Conservative
Class A	188,324,159	19,284,494	9.77
Class B	38,996,195	4,007,171	9.73
Class C	18,361,827	1,886,873	9.73
Class R4	68,268	7,043	9.69
Columbia Portfolio Builder Moderate
Class A	936,670,111	99,022,922	9.46
Class B	163,374,895	17,355,229	9.41
Class C	60,532,854	6,431,212	9.41
Class R4	221,015	23,381	9.45
Columbia Portfolio Builder Moderate Aggressive
Class A	848,711,038	93,990,508	9.03
Class B	143,830,084	16,003,632	8.99
Class C	44,907,699	5,004,198	8.97
Class R4	842,067	93,149	9.04
Columbia Portfolio Builder Moderate Conservative
Class A	335,708,725	34,921,226	9.61
Class B	60,124,214	6,274,529	9.58
Class C	26,207,827	2,735,790	9.58
Class R4	28,861	3,017	9.57
Columbia Portfolio Builder Total Equity
Class A	348,269,405	42,472,580	8.20
Class B	56,041,391	6,869,051	8.16
Class C	25,712,743	3,180,656	8.08
Class R4	227,529	27,657	8.23

62

Fund*	Net assets	Shares outstanding	Net asset value of one Share
RiverSource S&P 500 Index
Class A**	$21,534,109	6,062,565	$3.55
Class Z**	100,496,276	28,199,115	3.56
RiverSource Small Company Index
Class A	328,913,706	84,403,946	3.90
Class B	43,947,939	14,032,865	3.13
Class R4	6,632,993	1,640,892	4.04
For funds with fiscal period ending March 31
Columbia Equity Value
Class A	681,073,286	70,741,844	9.63
Class B	50,132,060	5,184,913	9.67
Class C	4,895,038	512,462	9.55
Class I	18,363,036	1,905,271	9.64
Class R	30,124	3,129	9.63
Class R3	183,254	19,014	9.64
Class R4	10,092,743	1,046,026	9.65
Class R5	6,508	676	9.63
Class W	3,658	380	9.63
RiverSource Precious Metals and Mining
Class A	133,459,266	10,925,790	12.22
Class B	13,809,631	1,240,361	11.13
Class C	4,233,101	389,141	10.88
Class I	12,268	989	12.40
Class R4	177,328	14,319	12.38
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity
Class A	33,365,848	2,185,314	15.27
Class B	1,401,883	92,764	15.11
Class C	2,405,895	159,728	15.06
Class I	4,324,899	281,691	15.35
Class R5	7,670	500	15.34
Columbia Recovery and Infrastructure
Class A	438,673,229	22,317,277	19.66
Class B	21,596,850	1,108,701	19.48
Class C	27,986,758	1,436,501	19.48
Class I	117,332,774	5,939,737	19.75
Class R	80,728	4,127	19.56
Class R3	19,621	1,000	19.62
Class R4	623,844	31,702	19.68
Class R5	59,600	3,020	19.74
Columbia Retirement Plus 2010
Class A	3,004,756	352,192	8.53
Class R	3,994	468	8.53
Class R3	3,994	468	8.53
Class R4	3,996	468	8.54
Class R5	3,998	468	8.54
Class Y	5,248,330	614,374	8.54
Columbia Retirement Plus 2015
Class A	5,097,950	597,650	8.53
Class R	3,973	465	8.54
Class R3	3,973	465	8.54
Class R4	3,975	465	8.55
Class R5	3,981	465	8.56
Class Y	16,572,401	1,937,035	8.56

63

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Retirement Plus 2020
Class A	$5,667,643	702,748	$8.06
Class R	78,158	9,696	8.06
Class R3	3,759	464	8.10
Class R4	3,760	464	8.10
Class R5	3,765	464	8.11
Class Y	17,797,248	2,195,426	8.11
Columbia Retirement Plus 2025
Class A	3,282,520	407,390	8.06
Class R	22,706	2,823	8.04
Class R3	3,768	466	8.09
Class R4	3,778	465	8.12
Class R5	3,778	465	8.12
Class Y	23,159,563	2,856,811	8.11
Columbia Retirement Plus 2030
Class A	3,128,008	387,287	8.08
Class R	11,770	1,457	8.08
Class R3	3,744	464	8.07
Class R4	3,752	464	8.09
Class R5	3,757	464	8.10
Class Y	22,379,892	2,763,842	8.10
Columbia Retirement Plus 2035
Class A	1,956,294	244,856	7.99
Class R	3,735	467	8.00
Class R3	3,739	467	8.01
Class R4	3,740	467	8.01
Class R5	3,746	467	8.02
Class Y	17,305,186	2,157,431	8.02
Columbia Retirement Plus 2040
Class A	1,741,154	224,227	7.77
Class R	11,120	1,430	7.78
Class R3	35,194	4,525	7.78
Class R4	3,616	464	7.79
Class R5	3,621	464	7.80
Class Y	12,213,457	1,565,039	7.80
Columbia Retirement Plus 2045
Class A	1,471,608	185,478	7.93
Class R	4,460	562	7.94
Class R3	3,702	466	7.94
Class R4	13,137	1,653	7.95
Class R5	3,708	466	7.96
Class Y	11,614,891	1,459,211	7.96
For funds with fiscal period ending May 31
Columbia High Yield Bond
Class A	1,192,635,686	457,046,893	2.61
Class B	91,104,344	34,942,309	2.61
Class C	70,488,596	27,193,543	2.59
Class I	144,202,631	55,371,206	2.60
Class R	5,689,581	2,174,204	2.62
Class R3	4,003,157	1,526,132	2.62
Class R4	43,405,874	16,621,906	2.61
Class R5	7,957,720	3,054,300	2.61
Class W	100,226,537	38,706,595	2.59

64

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Multi-Advisor Small Cap Value
Class A	$277,383,581	56,445,589	$4.91
Class B	62,403,783	13,736,068	4.54
Class C	7,765,256	1,704,900	4.55
Class I	43,814,661	8,585,111	5.10
Class R	679,273	138,536	4.90
Class R3	439,854	88,320	4.98
Class R4	370,250	73,789	5.02
Class R5	11,078,515	2,197,207	5.04
Columbia U.S. Government Mortgage
Class A	80,371,258	15,588,925	5.16
Class B	17,619,412	3,416,007	5.16
Class C	5,217,051	1,011,314	5.16
Class I	132,494,594	25,723,583	5.15
Class R4	85,125	16,536	5.15
RiverSource Partners Fundamental Value
Class A	307,057,850	70,426,307	4.36
Class B	51,870,545	12,425,795	4.17
Class C	8,227,996	1,965,058	4.19
Class I	174,554,927	39,571,435	4.41
Class R4	153,322	34,916	4.39
RiverSource Short Duration U.S. Government
Class A	488,090,547	102,802,359	4.75
Class B	66,777,148	14,065,529	4.75
Class C	27,832,188	5,862,287	4.75
Class I	67,563,272	14,218,020	4.75
Class R	2,999,953	631,892	4.75
Class R4	4,709,513	991,519	4.75
Class W	4,996	1,053	4.74
For funds with fiscal period ending June 30
Columbia Dividend Opportunity
Class A	883,208,464	139,966,191	6.31
Class B	68,144,709	10,871,463	6.27
Class C	21,354,419	3,418,234	6.25
Class I	165,701,325	26,198,041	6.32
Class R	196,428	31,069	6.32
Class R3	4,127	653	6.32
Class R4	1,455,755	230,050	6.33
Class R5	968,152	152,954	6.33
Class W	3,592	568	6.32
RiverSource Real Estate
Class A	52,648,116	5,701,458	9.23
Class B	6,533,282	713,272	9.16
Class C	1,396,367	152,727	9.14
Class I	131,165,236	14,173,209	9.25
Class R4	60,555	6,587	9.19
Class W	2,528	275	9.19
For funds with fiscal period ending July 31
Columbia Floating Rate
Class A	226,172,173	26,483,112	8.54
Class B	9,928,119	1,161,939	8.54
Class C	21,210,203	2,483,252	8.54
Class I	101,982,065	11,945,601	8.54
Class R4	178,181	20,812	8.56
Class R5	4,760	556	8.56
Class W	4,246	497	8.54

65

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Income Opportunities
Class A	$498,802,615	51,300,169	$9.72
Class B	29,050,926	2,989,075	9.72
Class C	60,481,511	6,224,222	9.72
Class I	182,941,408	18,794,063	9.73
Class R4	403,599	41,375	9.75
Class R5	5,068	521	9.73
Columbia Inflation Protected Securities
Class A	297,826,817	28,749,837	10.36
Class B	14,961,461	1,445,877	10.35
Class C	17,160,807	1,658,844	10.35
Class I	184,100,334	17,768,869	10.36
Class R	1,474,003	142,411	10.35
Class R4	79,085	7,639	10.35
Class R5	5,139	496	10.36
Class W	100,345,459	9,690,622	10.35
Columbia Large Core Quantitative
Class A	2,688,843,397	567,423,999	4.74
Class B	153,325,657	32,554,969	4.71
Class C	21,982,264	4,714,140	4.66
Class I	314,250,741	65,856,337	4.77
Class R	2,193,578	463,276	4.73
Class R3	6,033	1,273	4.74
Class R4	162,518,882	34,154,804	4.76
Class R5	24,848,139	5,229,982	4.75
Class W	373,927,157	79,042,111	4.73
Columbia Limited Duration Credit
Class A	392,689,453	39,500,738	9.94
Class B	11,562,307	1,163,439	9.94
Class C	49,324,257	4,964,675	9.94
Class I	126,851,810	12,755,538	9.94
Class R4	540,555	54,240	9.97
Class W	5,096	512	9.95
Columbia Money Market
Class A	2,528,588,079	2,528,587,497	1.00
Class B	33,926,741	33,926,744	1.00
Class C	7,909,529	7,909,540	1.00
Class I	27,174,833	27,174,915	1.00
Class R	2,500	2,500	1.00
Class R5	725,626	725,628	1.00
Class W	34,576,967	34,577,375	1.00
Class Y	26,190,282	26,190,329	1.00
Class Z	19,816,215	19,816,218	1.00
RiverSource Disciplined Small and Mid Cap Equity
Class A	9,570,996	1,291,322	7.41
Class B	586,284	81,313	7.21
Class C	205,141	28,435	7.21
Class I	27,121,153	3,643,387	7.44
Class R4	8,952	1,206	7.42
Class W	104,872,014	14,205,922	7.38
RiverSource Disciplined Small Cap Value
Class A	3,483,311	441,264	7.89
Class B	141,730	18,276	7.75
Class C	120,243	15,510	7.75
Class I	47,679,790	6,023,250	7.92
Class R	3,587	455	7.88
Class R3	5,300	672	7.89
Class R4	7,899	1,000	7.90
Class R5	3,599	455	7.91

66

Fund*	Net assets	Shares outstanding	Net asset value of one Share
For funds with fiscal period ending August 31
Columbia Diversified Bond
Class A	$3,258,076,487	642,678,449	$5.07
Class B	116,363,532	22,963,835	5.07
Class C	61,700,918	12,168,343	5.07
Class I	1,021,032,051	201,137,653	5.08
Class R2	1,040,372	204,835	5.08
Class R3	11,200	2,207	5.07
Class R4	74,983,846	14,807,342	5.06
Class R5	237,004	46,821	5.06
Class W	525,188,670	103,547,472	5.07
Columbia Minnesota Tax-Exempt
Class A	329,334,780	60,200,883	5.47
Class B	5,767,557	1,053,321	5.48
Class C	20,225,454	3,696,926	5.47
RiverSource California Tax-Exempt
Class A	150,279,608	29,127,363	5.16
Class B	1,787,095	346,584	5.16
Class C	3,499,880	677,462	5.17
RiverSource New York Tax-Exempt
Class A	52,428,136	10,220,753	5.13
Class B	1,330,181	259,423	5.13
Class C	1,038,696	202,525	5.13
For funds with fiscal period ending September 30
Columbia Diversified Equity Income
Class A	3,516,947,647	423,238,665	8.31
Class B	377,652,270	45,345,973	8.33
Class C	72,371,930	8,719,127	8.30
Class I	212,064,386	25,537,767	8.30
Class R	8,271,071	998,943	8.28
Class R3	110,247,680	13,285,646	8.30
Class R4	197,976,509	23,806,751	8.32
Class R5	53,334,196	6,415,412	8.31
Class W	3,002	361	8.32
Columbia Large Growth Quantitative
Class A	274,023,730	36,524,683	7.50
Class B	3,579,138	481,472	7.43
Class C	1,561,360	210,004	7.43
Class I	206,056,085	27,238,022	7.57
Class R	7,533	1,000	7.53
Class R3	7,539	1,000	7.54
Class R4	7,730	1,025	7.54
Class R5	7,561	1,000	7.56
Class W	188,126,122	25,003,227	7.52
Columbia Large Value Quantitative
Class A	1,434,098	184,422	7.78
Class B	57,553	7,464	7.71
Class C	27,275	3,524	7.74
Class I	60,019,450	7,688,355	7.81
Class R	7,766	1,000	7.77
Class R3	7,779	1,000	7.78
Class R4	13,843	1,776	7.79
Class R5	7,804	1,000	7.80
Class W	237,104,669	30,469,778	7.78

67

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Mid Cap Value Opportunity
Class A	$1,351,336,081	219,846,167	$6.15
Class B	104,322,229	17,668,539	5.90
Class C	41,952,034	7,101,337	5.91
Class I	44,213,966	7,069,592	6.25
Class R	15,826,707	2,592,379	6.11
Class R3	46,598,913	7,595,392	6.14
Class R4	337,592,770	54,533,230	6.19
Class R5	133,143,010	21,466,665	6.20
Class W	3,138	506	6.20
Columbia Strategic Allocation
Class A	1,122,673,319	133,009,047	8.44
Class B	115,318,212	13,795,868	8.36
Class C	46,514,897	5,592,862	8.32
Class I	3,660	434	8.43
Class R	3,660	434	8.43
Class R3	3,660	434	8.43
Class R4	1,219,103	144,213	8.45
Class R5	3,660	434	8.43
RiverSource Balanced
Class A	567,386,530	64,566,373	8.79
Class B	17,661,853	2,021,254	8.74
Class C	9,454,482	1,084,116	8.72
Class R	119,765	13,638	8.78
Class R4	45,391,810	5,164,844	8.79
Class R5	10,692	1,217	8.79
RiverSource Strategic Income Allocation
Class A	255,190,331	26,582,876	9.60
Class B	25,702,531	2,676,844	9.60
Class C	13,328,854	1,389,310	9.59
Class R	5,157	537	9.60
Class R3	5,157	537	9.60
Class R4	68,365	7,124	9.60
Class R5	5,157	537	9.60
Seligman California Municipal High-Yield
Class A	31,142,713	4,653,633	6.69
Class C	6,162,106	919,720	6.70
Seligman California Municipal Quality
Class A	40,319,393	6,023,523	6.69
Class C	3,514,624	527,353	6.66
Seligman Minnesota Municipal
Class A	71,247,393	9,145,572	7.79
Class C	1,407,064	180,200	7.81
Seligman National Municipal
Class A	665,767,573	82,031,969	8.12
Class C	36,644,916	4,493,860	8.15
Seligman New York Municipal
Class A	76,943,770	9,243,243	8.32
Class C	8,196,244	982,659	8.34
Seligman TargETFund 2015
Class A	12,869,269	1,940,646	6.63
Class C	12,264,632	1,882,061	6.52
Class R	1,495,666	226,740	6.60
Class R5	25,221	3,765	6.70

68

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Seligman TargETFund 2025
Class A	$17,518,203	2,562,329	$6.84
Class C	13,402,662	2,002,910	6.69
Class R	3,182,793	469,091	6.79
Class R5	245,363	35,571	6.90
Seligman TargETFund 2035
Class A	5,955,957	840,606	7.09
Class C	2,414,707	346,244	6.97
Class R	1,481,321	209,743	7.06
Class R5	7,946	1,115	7.13
Seligman TargETFund 2045
Class A	3,216,301	455,251	7.06
Class C	882,294	126,804	6.96
Class R	523,492	74,309	7.04
Class R5	17,878	2,516	7.11
Seligman TargETFund Core
Class A	20,084,624	3,119,620	6.44
Class C	28,956,029	4,495,509	6.44
Class R	9,547,700	1,483,888	6.43
Class R5	105,101	16,332	6.44
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income
Class A	114,237,775	11,504,415	9.93
Class B	2,026,053	205,708	9.85
Class C	7,609,307	773,530	9.84
Class I	28,925,560	2,899,043	9.98
Class R4	9,944	1,000	9.94
Class R5	9,397	942	9.98
Class W	86,999,758	8,768,011	9.92
Columbia Asia Pacific ex-Japan
Class R5	53,643,171	4,698,479	11.42
Columbia Emerging Markets Bond
Class A	32,726,471	3,161,305	10.35
Class B	2,419,853	234,037	10.34
Class C	722,068	69,939	10.32
Class I	106,358,547	10,273,954	10.35
Class R4	23,156	2,238	10.35
Class W	117,037,431	11,319,382	10.34
Columbia Emerging Markets Opportunity
Class A	416,296,725	53,776,169	7.74
Class B	38,489,191	5,601,155	6.87
Class C	32,757,231	4,756,330	6.89
Class I	68,977,761	8,575,621	8.04
Class R	12,235,711	1,580,451	7.74
Class R4	1,186,515	147,397	8.05
Class R5	538,197	66,743	8.06
Columbia European Equity
Class A	64,717,075	13,311,370	4.86
Class B	6,123,682	1,268,930	4.83
Class C	1,156,669	240,707	4.81
Class I	6,487	1,336	4.86
Class R4	18,019	3,711	4.86

69

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Frontier
Class A	$23,379,805	2,848,890	$8.21
Class B	1,118,495	169,585	6.60
Class C	8,899,070	1,342,806	6.63
Class I	999,800	114,806	8.71
Class R	81,518	10,109	8.06
Class R3	5,027	623	8.07
Class R4	9,819	1,128	8.70
Class R5	625,564	71,840	8.71
Columbia Global Bond
Class A	252,772,959	35,605,039	7.10
Class B	29,976,819	4,198,213	7.14
Class C	5,556,941	784,634	7.08
Class I	169,716,515	23,886,385	7.11
Class R4	168,713	23,740	7.11
Class W	60,278,436	8,500,017	7.09
Columbia Global Equity
Class A	394,510,625	64,353,725	6.13
Class B	33,008,877	5,717,899	5.77
Class C	10,570,042	1,851,492	5.71
Class I	32,596,470	5,289,556	6.16
Class R	46,070	7,498	6.14
Class R3	3,897	634	6.15
Class R4	6,058,555	980,165	6.18
Class R5	17,622	2,861	6.16
Class W	3,934	639	6.16
Columbia Global Extended Alpha
Class A	2,647,582	150,018	17.65
Class B	258,403	14,788	17.47
Class C	125,035	7,154	17.48
Class I	4,366,888	246,500	17.72
Class R	8,780	500	17.56
Class R3	8,808	500	17.62
Class R4	59,122	3,345	17.67
Class R5	8,852	500	17.70
Columbia Multi-Advisor International Value
Class A	710,323,385	125,309,364	5.67
Class B	80,458,495	15,117,302	5.32
Class C	10,917,260	2,057,531	5.31
Class I	182,888,529	31,357,443	5.83
Class R4	493,430	85,118	5.80
Columbia Seligman Global Technology
Class A	325,789,863	19,750,519	16.50
Class B	21,966,464	1,541,875	14.25
Class C	69,848,512	4,900,053	14.25
Class I	23,827,145	1,442,107	16.52
Class R	5,131,007	315,762	16.25
Class R3	5,301	326	16.26
Class R4	289,226	17,518	16.51
Class R5	5,304	321	16.52

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Fund*	Net assets	Shares outstanding	Net asset value of one Share
RiverSource Disciplined International Equity
Class A	$49,044,997	7,030,588	$6.98
Class B	7,031,214	1,021,394	6.88
Class C	1,094,910	159,170	6.88
Class I	126,948,273	18,085,070	7.02
Class R	3,525	509	6.93
Class R3	3,530	509	6.94
Class R4	69,728	9,972	6.99
Class R5	3,546	509	6.97
Class W	282,912,809	40,530,503	6.98
RiverSource Partners International Select Growth
Class A	181,148,068	31,216,716	5.80
Class B	24,733,743	4,433,114	5.58
Class C	9,527,501	1,710,456	5.57
Class I	191,323,369	32,651,792	5.86
Class R	122,389	21,139	5.79
Class R4	489,252	84,049	5.82
Class R5	938,080	159,892	5.87
RiverSource Partners International Small Cap
Class A	25,159,619	4,951,093	5.08
Class B	4,125,636	846,784	4.87
Class C	486,947	100,059	4.87
Class I	31,466,684	6,079,010	5.18
Class R4	401,664	78,176	5.14
Threadneedle Global Equity Income
Class A	21,078,520	2,483,415	8.49
Class B	2,067,434	244,105	8.47
Class C	449,282	53,062	8.47
Class I	4,190,596	493,000	8.50
Class R	8,493	1,000	8.49
Class R3	8,495	1,000	8.50
Class R4	10,456	1,230	8.50
Class R5	8,499	1,000	8.50
Threadneedle International Opportunity
Class A	257,909,909	33,503,026	7.70
Class B	20,431,810	2,710,581	7.54
Class C	6,942,369	936,735	7.41
Class I	116,826,749	15,026,177	7.77
Class R	1,110,150	142,157	7.81
Class R3	3,876	496	7.81
Class R4	226,706	28,868	7.85
Class R5	3,890	496	7.84
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond
Class A	645,167,080	173,557,831	3.72
Class B	14,670,642	3,944,081	3.72
Class C	8,445,704	2,271,237	3.72
Columbia Mid Cap Growth Opportunity
Class A	553,923,464	64,580,896	8.58
Class B	50,253,513	7,048,364	7.13
Class C	7,874,750	1,103,661	7.14
Class I	71,139,006	7,877,330	9.03
Class R4	4,055,434	458,745	8.84
RiverSource Intermediate Tax-Exempt
Class A	84,077,384	15,978,559	5.26
Class B	3,518,592	669,458	5.26
Class C	4,753,140	904,158	5.26

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Fund*	Net assets	Shares outstanding	Net asset value of one Share
RiverSource Tax-Exempt High Income
Class A	$2,233,824,301	533,202,685	$4.19
Class B	37,295,962	8,910,422	4.19
Class C	15,135,314	3,611,273	4.19
For funds with fiscal period ending December 31
Columbia Government Money Market
Class A	89,878,036	89,888,902	1.00
Class B	4,745,466	4,744,006	1.00
Class C	13,538,936	13,518,927	1.00
Class R	3,134,050	3,134,336	1.00
Class R5	128,883	128,873	1.00
Columbia Select Large-Cap Value
Class A	202,826,281	16,478,708	12.31
Class B	5,889,617	506,900	11.62
Class C	40,629,661	3,493,324	11.63
Class I	23,869,523	1,894,164	12.60
Class R	8,288,348	679,748	12.19
Class R3	5,402	443	12.19
Class R4	5,412	430	12.59
Class R5	718,316	56,928	12.62
Columbia Select Smaller-Cap Value
Class A	221,181,372	17,565,526	12.59
Class B	26,499,678	2,376,033	11.15
Class C	46,625,791	4,175,990	11.17
Class I	6,299,696	471,820	13.35
Class R	10,777,562	872,458	12.35
Class R3	5,568	450	12.37
Class R4	41,632	3,122	13.34
Class R5	1,807,541	135,374	13.35
Columbia Seligman Communications and Information
Class A	2,788,834,356	71,908,305	38.78
Class B	106,645,895	3,289,023	32.42
Class C	694,889,021	21,418,226	32.44
Class I	39,507,415	980,688	40.29
Class R	37,012,489	971,801	38.09
Class R3	16,436	431	38.13
Class R4	7,565	188	40.24
Class R5	14,853,268	368,766	40.28
RiverSource LaSalle Global Real Estate
Class A	3,954,525	1,131,585	3.49
Class C	3,230,557	928,401	3.48
Class I	5,868,744	1,675,386	3.50
Class R	65,688	18,792	3.50
Class R3	5,971	1,706	3.50
Class R4	7,004	2,001	3.50
Class R5	1,356,462	387,086	3.50
RiverSource LaSalle Monthly Dividend Real Estate
Class A	6,537,789	1,804,866	3.62
Class B	2,419,442	668,153	3.62
Class C	10,283,911	2,841,350	3.62
Class I	1,709,431	471,537	3.63
Class R	3,927,576	1,088,654	3.61
Class R3	6,521	1,805	3.61
Class R4	16,991	4,682	3.63
Class R5	1,357,398	375,009	3.62

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Fund*	Net assets	Shares outstanding	Net asset value of one Share
Seligman Capital
Class A	$157,108,911	7,820,630	$20.09
Class B	5,955,476	365,780	16.28
Class C	45,861,279	2,809,562	16.32
Class I	12,192,369	581,385	20.97
Class R	10,324,166	520,475	19.84
Class R3	5,618	283	19.85
Class R4	5,632	269	20.94
Class R5	1,754,570	83,689	20.97
Seligman Growth
Class A	1,243,927,994	305,941,924	4.07
Class B	97,446,493	30,519,910	3.19
Class C	32,821,061	10,276,754	3.19
Class I	238,196,380	56,595,677	4.21
Class R	1,088,235	272,087	4.00
Class R3	6,400	1,597	4.01
Class R4	31,688,383	7,529,168	4.21
Class R5	420,125	99,877	4.21

*	Effective Sept. 7, 2010, Class R2 was renamed as Class R.
**	Effective Sept. 7, 2010, Class D was renamed as Class A and Class E was renamed as Class Z.

For Funds other than Money Market Funds. A fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•

Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•

Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•

Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•

Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically, short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•

Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

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•

When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund’s portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Portfolio Holdings Disclosure

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures

The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

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•

For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

•

For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•

For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.

Other Disclosures

The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements:

In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Identity of recipient	Conditions/Restrictions on use of information	Frequency of disclosure
Bitlathe	Website support for fund performance disclosure	Monthly
BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily
Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed
Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed
Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily
Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily
Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly
RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily
Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly

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Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds’ investment manager and the funds’ administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

Corporate Governance Matters — The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with management’s recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

•

Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

Shareholder Rights Plans — The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company’s board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

Auditors — The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Stock Option Plans and Other Management Compensation Issues — The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues — The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our

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fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund’s shareholders and those of the funds’ principal underwriters, Columbia Management, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. Columbia Management may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund’s subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries) — Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan — The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds’ administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds’ ownership position is more significant, the Board has established a guideline to direct the funds’ administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

Investment in Affiliated Funds — Certain funds may invest in shares of other funds in the Fund Family (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

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OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

Investing in a Fund

The Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Legacy Columbia funds (see Appendix E). The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the Legacy RiverSource funds (see Appendix F).

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (“CDSC”) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the class’ public offering price. For funds other than money market funds and, as noted below in Table 9, certain other funds, the public offering price for Class A shares is the NAV of one share adjusted for the sales charge applicable to the class. For money market funds and, as noted below in Table 9, certain other funds, the public offering price is the NAV. For all funds, for Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z there is no initial sales charge so the public offering price is the same as the NAV.

Class A – Calculation of the Sales Charge

Sales charges are determined as shown in the following tables. The table is organized by investment category. You can find your fund’s investment category in Table 1.

Table 9. Class A Initial Sales Charge

		Sales charge(a) as a percentage of:
Fund category	Total market value	Public offering price(b)	Net amount invested
Balanced, Equity, Fund-of-funds – equity*	$0 – $49,999	5.75%	6.10%
	$50,000 – $99,999	4.50%	4.71%
	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
	$0 – $49,999	4.75%	4.99%
	$50,000 – $99,999	4.25%	4.44%
Fund-of-funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, Columbia Limited Duration Credit Fund, RiverSource Intermediate Tax-Exempt Fund and RiverSource Short Duration U.S. Government Fund	$0 – $99,999	3.00%	3.09%
	$100,000 – $249,999	2.50%	2.56%
	$250,000 – $499,999	2.00%	2.04%
	$500,000 – $999,999	1.50%	1.52%
	$1,000,000 or more(c),(d)	0.00%	0.00%

*	RiverSource S&P 500 Index Fund is not subject to a front-end sales change on Class A shares.

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(a)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 10. Public Offering Price

Fund	Net asset value	1.0 minus maximum sales charge	Public offering price
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$9.76	0.9525	$10.25
Columbia Income Builder Fund II	9.47	0.9525	9.94
Columbia Income Builder Fund III	9.44	0.9525	9.91
Columbia Portfolio Builder Aggressive	8.62	0.9425	9.15
Columbia Portfolio Builder Conservative	9.77	0.9525	10.26
Columbia Portfolio Builder Moderate	9.46	0.9425	10.04
Columbia Portfolio Builder Moderate Aggressive	9.03	0.9425	9.58
Columbia Portfolio Builder Moderate Conservative	9.61	0.9525	10.09
Columbia Portfolio Builder Total Equity	8.20	0.9425	8.70
RiverSource S&P 500 Index (for Class D, now known as Class A)	3.55	No sales charge	3.55
RiverSource Small Company Index	3.90	0.9425	4.14
For funds with fiscal period ending March 31
Columbia Equity Value	9.63	0.9425	10.22
RiverSource Precious Metals and Mining	12.22	0.9425	12.97
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	15.27	0.9425	16.20
Columbia Recovery and Infrastructure	19.66	0.9425	20.86
Columbia Retirement Plus 2010	8.53	0.9425	9.05
Columbia Retirement Plus 2015	8.53	0.9425	9.05
Columbia Retirement Plus 2020	8.06	0.9425	8.55
Columbia Retirement Plus 2025	8.06	0.9425	8.55
Columbia Retirement Plus 2030	8.08	0.9425	8.57
Columbia Retirement Plus 2035	7.99	0.9425	8.48
Columbia Retirement Plus 2040	7.77	0.9425	8.24
Columbia Retirement Plus 2045	7.93	0.9425	8.41

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Fund	Net asset value	1.0 minus maximum sales charge	Public offering price
For funds with fiscal period ending May 31
Columbia High Yield Bond	2.61	0.9525	2.74
Columbia Multi-Advisor Small Cap Value	4.91	0.9425	5.21
Columbia U.S. Government Mortgage	5.16	0.9525	5.42
RiverSource Partners Fundamental Value	4.36	0.9425	4.63
RiverSource Short Duration U.S. Government	4.75	0.9700	4.90
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	6.31	0.9425	6.69
RiverSource Real Estate	9.23	0.9425	9.79
For funds with fiscal period ending July 31
Columbia Floating Rate	8.54	0.9700	8.80
Columbia Income Opportunities	9.72	0.9525	10.20
Columbia Inflation Protected Securities	10.36	0.9700	10.68
Columbia Large Core Quantitative	4.74	0.9425	5.03
Columbia Limited Duration Credit	9.94	0.9700	10.25
Columbia Money Market	1.00	No sales charge	1.00
RiverSource Disciplined Small and Mid Cap Equity	7.41	0.9425	7.86
RiverSource Disciplined Small Cap Value	7.89	0.9425	8.37
For funds with fiscal period ending August 31
Columbia Diversified Bond	5.07	0.9525	5.32
Columbia Minnesota Tax-Exempt	5.47	0.9525	5.74
RiverSource California Tax-Exempt	5.16	0.9525	5.42
RiverSource New York Tax-Exempt	5.13	0.9525	5.39
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	8.31	0.9425	8.82
Columbia Large Growth Quantitative	7.50	0.9425	7.96
Columbia Large Value Quantitative	7.78	0.9425	8.25
Columbia Mid Cap Value Opportunity	6.15	0.9425	6.53
Columbia Strategic Allocation	8.44	0.9425	8.95
RiverSource Balanced	8.79	0.9425	9.33
RiverSource Strategic Income Allocation	9.60	0.9525	10.08
Seligman California Municipal High-Yield	6.69	0.9525	7.02
Seligman California Municipal Quality	6.69	0.9525	7.02
Seligman Minnesota Municipal	7.79	0.9525	8.18
Seligman National Municipal	8.12	0.9525	8.52
Seligman New York Municipal	8.32	0.9525	8.73
Seligman TargETFund 2015	6.63	0.9425	7.03
Seligman TargETFund 2025	6.84	0.9425	7.26
Seligman TargETFund 2035	7.09	0.9425	7.52
Seligman TargETFund 2045	7.06	0.9425	7.49
Seligman TargETFund Core	6.44	0.9425	6.83

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Fund	Net asset value	1.0 minus maximum sales charge	Public offering price
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	9.93	0.9700	10.24
Columbia Asia Pacific ex-Japan (for Class R5)	11.42	N/A	N/A
Columbia Emerging Markets Bond	10.35	0.9525	10.87
Columbia Emerging Markets Opportunity	7.74	0.9425	8.21
Columbia European Equity	4.86	0.9425	5.16
Columbia Frontier	8.21	0.9425	8.71
Columbia Global Bond	7.10	0.9525	7.45
Columbia Global Equity	6.13	0.9425	6.50
Columbia Global Extended Alpha	17.65	0.9425	18.73
Columbia Multi-Advisor International Value	5.67	0.9425	6.02
Columbia Seligman Global Technology	16.50	0.9425	17.51
RiverSource Disciplined International Equity	6.98	0.9425	7.41
RiverSource Partners International Select Growth	5.80	0.9425	6.15
RiverSource Partners International Small Cap	5.08	0.9425	5.39
Threadneedle Global Equity Income	8.49	0.9425	9.01
Threadneedle International Opportunity	7.70	0.9425	8.17
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	3.72	0.9525	3.91
Columbia Mid Cap Growth Opportunity	8.58	0.9425	9.10
RiverSource Intermediate Tax-Exempt	5.26	0.9700	5.42
RiverSource Tax-Exempt High Income	4.19	0.9525	4.40
For funds with fiscal period ending December 31
Columbia Government Money Market	1.00	No sales charge	1.00
Columbia Select Large-Cap Value	12.31	0.9425	13.06
Columbia Select Smaller-Cap Value	12.59	0.9425	13.36
Columbia Seligman Communications and Information	38.78	0.9425	41.15
RiverSource LaSalle Global Real Estate	3.49	0.9425	3.70
RiverSource LaSalle Monthly Dividend Real Estate	3.62	0.9425	3.84
Seligman Capital	20.09	0.9425	21.32
Seligman Growth	4.07	0.9425	4.32

Class A — Statement or Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A, Class E or Class T shares by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor of the funds. You will have up to 13 months from the date of your LOI to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A, Class E or Class T shares, as the case may be, and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by Rights of Accumulation (ROA) as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares. For

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example, if your LOI commits you to purchases Class A shares, the commitment amount does not include purchases in these classes of shares; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; and purchases of money market funds unless they are subsequently exchanged for shares of a non-money market fund (other than Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of such non-money market fund) within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial intermediary in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class A Shares

Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, selling and/or servicing agent or the fund’s transfer agent of such eligibility and be prepared to provide proof thereof. For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to a selling and/or servicing agent effecting the purchase, a CDSC may be charged if you sell your shares within, except as provided below, 18 months after purchase, charged as follows: a 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. A CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Initial Sales Charge — Waivers of the sales charge for Class A shares. Sales charges do not apply to:

•	shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

•

participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and Dec. 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to Dec. 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after Dec. 31, 2009.

•	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

•

plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus’s (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value on or prior to Sept. 3, 2010 are subject to a CDSC on shares purchased within 18 months prior to plan termination, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

•

to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which Charles Schwab & Co., Inc. acts as broker dealer.

•	to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

•

to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

•	to other funds pursuant to a “fund-of-funds” arrangement provided that the fund is distributed by the distributor.

•

any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases when Class Z shares is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

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Initial Sales Charge — Waivers of the sales charge for Class T shares.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchanges for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date those funds were reorganized into Galaxy Funds.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, and Class T shares. The CDSC will be waived on sales of Class A, Class C, Class E, and Class T shares:

•

in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

The CDSC will be waived on sales of Class A, Class B and Class C shares of a Legacy Columbia fund purchased prior to September 7, 2010:

•

after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Internal Revenue Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•	by health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Bank of America.*

•

for the following purposes (i) to make medical payments that exceed 7.5% of income and (ii) to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

•

pursuant to the Fund’s Systematic Withdrawal Plan established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on sales through the Fund’s Systematic Withdrawal Plan until this requirement is met.

•

in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Internal Revenue Code following normal retirement or the attainment of age 59 1/2.**

•	in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the fund or the transfer agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class B Shares — Closed

The funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail in the fund’s prospectus.

Class B shares have a CDSC. For purposes of calculating the CDSC on shares of a fund purchased after the close of business on Sept. 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on Sept. 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the funds.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

•

in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities

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Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

•

of Legacy RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan.

•

of Legacy RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

•	at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived)*, or

•	selling under an approved substantially equal periodic payment arrangement.

•

of sales of Class B shares of Legacy RiverSource funds purchased prior to Sept. 7, 2010 sold under an approved substantially equal periodic payment arrangement (applies to retirement accounts when a shareholder sets up an arrangement with the Internal Revenue Service).**

*	You must notify the fund or the transfer agent prior to redeeming shares of the applicability of the CDSC waiver, but final decision of the applicability of the CDSC waiver is contingent on approval of the fund or the transfer agent.
**	Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class C Shares

Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

Class I Shares

Class I shares are only available to the funds. Class I shares are sold without a front-end sales charge or CDSC.

Class R, Class R3, Class R4 and Class R5 Shares

Class R, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors identified in the fund’s prospectus. Class R, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R and Class R3 shares are subject to a distribution fee (for Class R shares of a Legacy RiverSource fund, a portion of such fee may be paid for shareholder services). Class R3 and R4 shares are subject to a plan administration fee (which is not a 12b-1 related free). The following investors are eligible to purchase Class R, Class R3, Class R4 and Class R5 shares:

Class R Shares (formerly Class R2 shares)

Class R shares are available to eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans:

•	401(k) plans; 457 plans;

•	employer-sponsored 403(b) plans;

•	profit sharing and money purchase pension plans;

•	defined benefit plans; and

•	non-qualified deferred compensation plans.

Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares will be closed to new investors as of the close of business on Dec. 31, 2010.

Class R3, Class R4 and Class R5 are available to:

•	Qualified employee benefit plans;

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•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans;

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code; and

•	Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds); and

•	Bank Trusts.

Class W Shares

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

Class Z Shares

Class Z shares are sold without a front-end sales charge or a CDSC.

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectus and the SAI. In addition to the categories of Class Z investors described in the prospectus, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

In addition, for Class I, Class R, Class W and Class Z shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

86

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

87

Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as provided in the table below. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 11. Capital Loss Carryover

Fund	Total Capital Loss Carryovers
		Amount Expiring in
		2011	2012	2013	2014	2015	2016	2017	2018	2019
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$19,447,298	$0	$0	$0	$0	$0	$0	$2,942,103	$15,861,057	$644,138
Columbia Income Builder Fund II	$59,928,714	$0	$0	$0	$0	$0	$0	$7,376,558	$51,037,474	$1,514,682
Columbia Income Builder Fund III	$37,439,030	$0	$0	$0	$0	$0	$0	$5,920,892	$31,518,138	$0
Columbia Portfolio Builder Aggressive	$37,879,654	$0	$0	$0	$0	$0	$0	$6,629,032	$28,221,611	$3,029,011
Columbia Portfolio Builder Conservative	$4,428,658	$0	$0	$0	$0	$0	$0	$0	$4,265,389	$163,269
Columbia Portfolio Builder Moderate	$48,604,696	$0	$0	$0	$0	$0	$0	$7,597,638	$37,758,600	$3,248,458
Columbia Portfolio Builder Moderate Aggressive	$68,142,574	$0	$0	$0	$0	$0	$0	$4,898,399	$57,879,727	$5,364,448
Columbia Portfolio Builder Moderate Conservative	$17,455,318	$0	$0	$0	$0	$0	$0	$1,062,939	$15,811,121	$581,258
Columbia Portfolio Builder Total Equity	$42,147,214	$0	$0	$0	$0	$0	$0	$7,784,164	$30,165,767	$4,197,283
RiverSource S&P 500 Index	$4,733,437	$0	$0	$1,980,165	$235,890	$66,065	$0	$0	$2,105,466	$345,851
RiverSource Small Company Index	$43,209,451	$0	$0	$0	$0	$0	$0	$0	$41,195,692	$2,013,759
For funds with fiscal period ending March 31
Columbia Equity Value	$133,819,916	$0	$0	$0	$0	$0	$96,368	$40,190,239	$93,533,309	$0
RiverSource Precious Metals and Mining	$14,911,599	$0	$0	$0	$0	$0	$0	$14,911,599	$0	$0
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	$11,229,719	$0	$0	$0	$0	$0	$0	$3,090,734	$8,138,985	$0
Columbia Recovery and Infrastructure	$0	—	—	—	—	—	—	—	—	—
Columbia Retirement Plus 2010	$3,454,336	$0	$0	$0	$0	$0	$0	$428,181	$2,827,856	$198,299
Columbia Retirement Plus 2015	$4,269,531	$0	$0	$0	$0	$0	$0	$704,342	$3,055,770	$509,419
Columbia Retirement Plus 2020	$5,656,636	$0	$0	$0	$0	$0	$0	$502,050	$4,705,880	$448,706
Columbia Retirement Plus 2025	$4,543,260	$0	$0	$0	$0	$0	$0	$662,473	$3,488,786	$392,001
Columbia Retirement Plus 2030	$4,050,556	$0	$0	$0	$0	$0	$0	$623,603	$2,895,797	$531,156
Columbia Retirement Plus 2035	$1,679,848	$0	$0	$0	$0	$0	$0	$312,553	$1,217,126	$150,169
Columbia Retirement Plus 2040	$955,784	$0	$0	$0	$0	$0	$0	$370,260	$565,348	$20,176
Columbia Retirement Plus 2045	$468,723	$0	$0	$0	$0	$0	$0	$84,212	$248,395	$136,116

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Fund	Total Capital Loss Carryovers
		Amount Expiring in
		2011	2012	2013	2014	2015	2016	2017	2018	2019
For funds with fiscal period ending May 31
Columbia High Yield Bond	$815,795,304	$552,664,309	$0	$0	$19,078,058	$0	$9,388,877	$179,604,128	$55,059,932	$0
Columbia Multi-Advisor Small Cap Value	$66,320,839	$0	$0	$0	$0	$0	$0	$20,926,946	$45,393,893	$0
Columbia U.S. Government Mortgage	$12,077,144	$0	$0	$0	$0	$0	$0	$410,120	$11,667,024	$0
RiverSource Partners Fundamental Value	$113,804,431	$0	$0	$0	$0	$0	$0	$26,053,833	$82,755,092	$4,995,506
RiverSource Short Duration U.S. Government	$93,995,687	$0	$1,261,719	$38,180,597	$22,499,962	$9,579,187	$0	$3,846,817	$18,627,405	$0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	$573,711,900	$343,927,468	$0	$0	$0	$0	$0	$36,972,874	$165,774,622	$27,036,936
RiverSource Real Estate	$45,007,629	$0	$0	$0	$0	$0	$0	$1,114,883	$43,892,746	$0
For funds with fiscal period ending July 31
Columbia Floating Rate	$69,735,278	$0	$0	$0	$0	$33,562	$3,488,601	$29,093,899	$35,393,394	$1,725,822
Columbia Income Opportunities	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Columbia Inflation Protected Securities	$17,202,378	$0	$0	$0	$0	$0	$0	$8,424,851	$8,777,527	$0
Columbia Large Core Quantitative	$2,641,007,182	$0	$0	$0	$0	$0	$420,044,596	$1,377,208,066	$628,476,902	$215,277,618
Columbia Limited Duration Credit	$9,271,761	$0	$0	$0	$0	$2,206,552	$0	$825,807	$4,896,866	$1,342,536
Columbia Money Market	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
RiverSource Disciplined Small and Mid Cap Equity	$7,615,730	$0	$0	$0	$0	$0	$0	$7,615,730	$0	$0
RiverSource Disciplined Small Cap Value	$6,228,634	$0	$0	$0	$0	$0	$0	$6,228,634	$0	$0
For funds with fiscal period ending August 31
Columbia Diversified Bond	$22,648,830	$0	$5,227,159	$3,354,885	$10,357,129	$0	$0	$3,709,657	$0	$0
Columbia Minnesota Tax-Exempt	$173,241	$0	$0	$0	$0	$0	$0	$173,241	$0	$0
RiverSource California Tax-Exempt	$2,029,072	$0	$0	$0	$0	$0	$359,905	$1,247,347	$421,820	$0
RiverSource New York Tax-Exempt	$643,568	$0	$0	$0	$0	$0	$3,664	$341,015	$298,889	$0

		2010	2011	2012	2013	2014	2015	2016	2017	2018
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	$1,110,095,393	$0	$0	$0	$0	$0	$0	$0	$46,346,713	$1,063,748,680
Columbia Large Growth Quantitative	$41,243,744	$0	$0	$0	$0	$0	$0	$0	$14,271,533	$26,972,211
Columbia Large Value Quantitative	$0	—	—	—	—	—	—	—	—	—
Columbia Mid Cap Value Opportunity	$566,727,070	$0	$0	$0	$0	$0	$0	$0	$47,902,744	$518,824,326
Columbia Strategic Allocation	$346,850,712	$0	$0	$0	$0	$0	$0	$0	$21,514,298	$325,336,414
RiverSource Balanced	$888,451,981	$294,910,142	$368,676,980	$24,886,878	$0	$0	$8,027,521	$22,923,709	$38,698,637	$130,328,114
RiverSource Strategic Income Allocation	$11,336,901	$0	$0	$0	$0	$0	$0	$0	$631,381	$10,705,520
Seligman California Municipal High-Yield	$0	—	—	—	—	—	—	—	—	—
Seligman California Municipal Quality	$0	—	—	—	—	—	—	—	—	—
Seligman Minnesota Municipal	$0	—	—	—	—	—	—	—	—	—
Seligman National Municipal	$2,099,958	$996,330	$0	$505,484	$0	$0	$0	$598,144	$0	$0
Seligman New York Municipal	$0	—	—	—	—	—	—	—	—	—
Seligman TargETFund 2015	$7,102,014	$0	$0	$0	$0	$0	$0	$0	$1,531,175	$5,570,839
Seligman TargETFund 2025	$1,803,909	$0	$0	$0	$0	$0	$0	$0	$158,889	$1,645,020
Seligman TargETFund 2035	$256,357	$0	$0	$0	$0	$0	$0	$0	$40,056	$216,301
Seligman TargETFund 2045	$541,844	$0	$0	$0	$0	$0	$0	$0	$25,322	$516,522
Seligman TargETFund Core	$12,588,348	$0	$0	$0	$0	$0	$0	$0	$901,259	$11,687,089

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Fund	Total Capital Loss Carryovers
		Amount Expiring in
		2011	2012	2013	2014	2015	2016	2017	2018	2019
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$5,945,153	$0	$0	$0	$0	$0	$0	$0	$5,945,153	$0
Columbia Asia Pacific ex-Japan	$0	—	—	—	—	—	—	—	—	—
Columbia Emerging Markets Bond	$17,157,025	$0	$0	$0	$0	$0	$0	$2,399,388	$14,757,637	$0
Columbia Emerging Markets Opportunity	$98,672,638	$0	$0	$0	$0	$0	$0	$28,498,591	$70,174,047	$0
Columbia European Equity	$44,533,168	$16,514,517	$5,021,215	$0	$0	$0	$0	$4,272,956	$18,724,480	$0
Columbia Frontier	$8,888,714	$0	$0	$0	$0	$0	$0	$1,048,243	$7,840,471	$0
Columbia Global Bond	$15,099,745	$3,665,049	$0	$0	$0	$498,771	$0	$2,328,738	$8,607,187	$0
Columbia Global Equity	$339,519,748	$143,688,441	$30,509,951	$0	$0	$0	$2,715,902	$62,625,028	$99,980,426	$0
Columbia Global Extended Alpha	$1,407,944	$0	$0	$0	$0	$0	$0	$577,229	$830,715	$0
Columbia Multi-Advisor International Value	$340,858,587	$0	$0	$0	$0	$0	$0	$0	$340,858,587	$0
Columbia Seligman Global Technology	$294,571,144	$193,291,798	$17,073,210	$0	$0	$0	$17,310,562	$37,526,708	$29,368,866	$0
RiverSource Disciplined International Equity	$285,672,442	$0	$0	$0	$0	$0	$0	$23,521,188	$262,151,254	$0
RiverSource Partners International Select Growth	$185,090,340	$0	$0	$0	$0	$0	$823,328	$67,466,960	$116,800,052	$0
RiverSource Partners International Small Cap	$36,130,012	$0	$0	$0	$0	$0	$0	$16,740,416	$19,389,596	$0
Threadneedle Global Equity Income	$1,477,274	$0	$0	$0	$0	$0	$0	$182,867	$1,294,407	$0
Threadneedle International Opportunity	$204,715,335	$59,231,998	$38,262,972	$0	$0	$0	$0	$12,069,463	$95,150,902	$0
For funds with fiscal period ending November 30
Columbia Mid Cap Growth Opportunity	$66,514,603	$0	$0	$0	$0	$0	$0	$20,714,703	$45,799,900	$0
Columbia AMT-Free Tax-Exempt Bond	$18,155,779	$0	$0	$0	$0	$729,269	$0	$9,046,561	$8,379,949	$0
RiverSource Tax-Exempt High Income	$88,820,109	$0	$0	$0	$0	$0	$0	$30,950,938	$57,869,171	$0
RiverSource Intermediate Tax-Exempt	$704,163	$0	$0	$0	$0	$177,579	$0	$361,418	$165,166	$0
For funds with fiscal period ending December 31
Columbia Government Money Market	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Columbia Select Large-Cap Value	$3,224,311	$0	$0	$0	$0	$0	$0	$0	$0	$3,224,311
Columbia Select Smaller-Cap Value	$153,343,213	$0	$0	$0	$0	$0	$22,627,649	$115,478,130	$15,237,434	$0
Columbia Seligman Communications and Information	$207,486,080	$0	$12,308,398	$0	$0	$0	$0	$97,889,818	$97,287,864	$0
RiverSource LaSalle Global Real Estate	$16,375,351	$0	$0	$0	$0	$0	$585,168	$5,289,122	$9,426,119	$1,074,942
RiverSource LaSalle Monthly Dividend Real Estate	$40,689,222	$0	$0	$0	$0	$0	$0	$14,370,083	$26,294,548	$24,591
Seligman Capital	$176,270,293	$50,722,077	$0	$0	$0	$0	$0	$63,824,881	$60,299,879	$1,423,456
Seligman Growth	$1,416,163,210	$234,134,706	$0	$0	$0	$0	$107,614,532	$1,048,921,057	$25,492,915	$0

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Taxes

Subchapter M Compliance

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund’s investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund’s gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund’s assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund’s assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, “all of” a shareholder’s distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren’t sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund’s total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service (IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders’ federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

91

Exchanges, Purchases and Sales

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual’s cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 – $1,000.00), you have a $157.50 gain ($1,100.00 – $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund’s investment category. You can find your fund’s investment category in Table 1.

For State Tax-Exempt Fixed Income and Tax-Exempt Fixed Income Funds, all distributions of net investment income during the fund’s fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Fixed Income Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Distributions

Dividends

Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund’s dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

92

Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred’s dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 12. Corporate Deduction and Qualified Dividend Income

Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For funds with fiscal period ending January 31
Columbia Income Builder Fund	20.79%	23.21%
Columbia Income Builder Fund II	19.04	22.16
Columbia Income Builder Fund III	13.81	17.15
Columbia Portfolio Builder Aggressive	60.55	90.45
Columbia Portfolio Builder Conservative	100.00	100.00
Columbia Portfolio Builder Moderate	27.70	41.29
Columbia Portfolio Builder Moderate Aggressive	43.07	64.31
Columbia Portfolio Builder Moderate Conservative	18.56	27.43
Columbia Portfolio Builder Total Equity	91.77	100.00
RiverSource S&P 500 Index	100.00	100.00
RiverSource Small Company Index	100.00	100.00
For funds with fiscal period ending March 31
Columbia Equity Value	100.00	100.00
RiverSource Precious Metals and Mining	5.22	20.29
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	100.00	100.00
Columbia Recovery and Infrastructure	35.61	42.61
Columbia Retirement Plus 2010	45.41	50.54
Columbia Retirement Plus 2015	47.80	54.77
Columbia Retirement Plus 2020	53.80	62.70
Columbia Retirement Plus 2025	60.75	70.54
Columbia Retirement Plus 2030	61.11	70.71
Columbia Retirement Plus 2035	60.82	70.52
Columbia Retirement Plus 2040	61.81	71.38
Columbia Retirement Plus 2045	67.54	77.42

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Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For funds with fiscal period ending May 31
Columbia High Yield Bond	0%	0%
Columbia Multi-Advisor Small Cap Value	0	0
Columbia U.S. Government Mortgage	0	0
RiverSource Partners Fundamental Value	100.00	100.00
RiverSource Short Duration U.S. Government	0	0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	91.83	100.00
RiverSource Real Estate	0.35	7.02
For funds with fiscal period ending July 31
Columbia Floating Rate	0.06	0.06
Columbia Income Opportunities	0	0
Columbia Inflation Protected Securities	0	0
Columbia Limited Duration Credit	0	0
Columbia Large Core Quantitative	100.00	100.00
Columbia Money Market	0	0
RiverSource Disciplined Small and Mid Cap Equity	100.00	100.00
RiverSource Disciplined Small Cap Value	100.00	100.00
For funds with fiscal period ending August 31
Columbia Diversified Bond	0	0
Columbia Minnesota Tax-Exempt	0	0
RiverSource California Tax-Exempt	0	0
RiverSource New York Tax-Exempt	0	0
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	100.00	100.00
Columbia Large Growth Quantitative	100.00	100.00
Columbia Large Value Quantitative	46.66	47.51
Columbia Mid Cap Value Opportunity	100.00	100.00
Columbia Strategic Allocation	85.51	94.62
RiverSource Balanced	58.23	67.65
RiverSource Strategic Income Allocation	0.31	1.00
Seligman California Municipal High-Yield	0	0
Seligman California Municipal Quality	0	0
Seligman Minnesota Municipal	0	0
Seligman National Municipal	0	0
Seligman New York Municipal	0	0
Seligman TargETFund 2015	53.63	87.73
Seligman TargETFund 2025	50.39	100.00
Seligman TargETFund 2035	48.74	100.00
Seligman TargETFund 2045	43.70	100.00
Seligman TargETFund Core	50.44	63.90

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Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	0%	0%
Columbia Asia Pacific ex-Japan	0	53.84
Columbia Emerging Markets Bond	0	0
Columbia Emerging Markets Opportunity	0.27	81.67
Columbia European Equity	0	100.00
Columbia Frontier	0	0
Columbia Global Bond	0	0
Columbia Global Equity	77.49	100.00
Columbia Global Extended Alpha	0	0
Columbia Multi-Advisor International Value	2.08	100.00
Columbia Seligman Global Technology	0	0
RiverSource Disciplined International Equity	0.25	100.00
RiverSource Partners International Select Growth	2.04	100.00
RiverSource Partners International Small Cap	0	0
Threadneedle Global Equity Income	29.74	100.00
Threadneedle International Opportunity	0	100.00
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	0	0
Columbia Mid Cap Growth Opportunity	0	0
RiverSource Intermediate Tax-Exempt	0	0
RiverSource Tax-Exempt High Income	0	0
For funds with fiscal period ending December 31
Columbia Government Money Market	0	0
Columbia Select Large-Cap Value	100.00	100.00
Columbia Select Smaller-Cap Value	0	100.00
Columbia Seligman Communications and Information	0	0
RiverSource LaSalle Global Real Estate	0	2.58
RiverSource LaSalle Monthly Dividend Real Estate	0	2.09
Seligman Capital	0	0
Seligman Growth	100.00	100.00

Capital Gains Distributions

Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund’s capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

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Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Return of Capital

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder’s original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder’s tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

Withholding

Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

Seligman TargETFunds. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of the Target Date Funds with Seligman TargETFund Core.

Due to the impossibility of predicting whether changes in law or other developments may impact the fairness or overall desirability of the combination of any two funds ten or more years in the future, the Board of the Seligman TargETFunds

96

will evaluate each combination in the year it is scheduled to occur under the standards of Rule 17a-8 under the 1940 Act and general principles of fairness, and may approve modifications to the methodology or terminate the combination if it determines that doing so would be in the best interests of shareholders. Any modifications to the manner of combining funds will be presented to shareholders for approval if such approval is required under applicable law.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For Seligman funds, Columbia Management serves as the investment manager effective Nov. 7, 2008, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by the investment manager and with shareholders having previously approved a new investment management services agreement between the funds and the investment manager.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 13. Investment Management Services Agreement Fee Schedule

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia 120/20 Contrarian Equity	First $	0.25	0.950%	0.950%
	Next $	0.25	0.930%
	Next $	0.50	0.910%
	Over $	1.0	0.890%
Columbia Absolute Return Currency and Income	First $	1.0	0.890%	0.890%
	Next $	1.0	0.865%
	Next $	1.0	0.840%
	Next $	3.0	0.815%
	Next $	1.5	0.790%
	Next $	1.5	0.775%
	Next $	1.0	0.770%
	Next $	5.0	0.760%
	Next $	5.0	0.750%
	Next $	4.0	0.740%
	Next $	26.0	0.720%
	Over $	50.0	0.700%
Columbia AMT-Free Tax-Exempt Bond	First $	1.0	0.410%	0.410%
	Next $	1.0	0.385%
	Next $	1.0	0.360%
	Next $	3.0	0.335%
	Next $	1.5	0.310%
	Next $	2.5	0.300%
	Next $	5.0	0.290%
	Next $	9.0	0.280%
	Next $	26.0	0.260%
	Over $	50.0	0.250%

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Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Asia Pacific ex-Japan	First $	0.25	0.800%	Columbia Asia Pacific ex-Japan – 0.800%
Columbia European Equity	Next $	0.25	0.775%	Columbia European Equity – 0.800%
Columbia Global Equity	Next $	0.25	0.750%	Columbia Global Equity – 0.788%
RiverSource Disciplined International Equity	Next $	0.25	0.725%	RiverSource Disciplined International Equity – 0.788%
Threadneedle Global Equity Income	Next $	1.0	0.700%	Threadneedle Global Equity Income – 0.800%
Threadneedle International Opportunity	Next $	5.5	0.675%	Threadneedle International Opportunity – 0.790%
	Next $	2.5	0.660%
	Next $	5.0	0.645%
	Next $	5.0	0.635%
	Next $	4.0	0.610%
	Next $	26.0	0.600%
	Over $	50.0	0.570%
Columbia Diversified Bond	First $	1.0	0.480%	Columbia Diversified Bond – 0.442%
Columbia Limited Duration Credit	Next $	1.0	0.455%	Columbia Limited Duration Credit – 0.480%
	Next $	1.0	0.430%
	Next $	3.0	0.405%
	Next $	1.5	0.380%
	Next $	1.5	0.365%
	Next $	1.0	0.360%
	Next $	5.0	0.350%
	Next $	5.0	0.340%
	Next $	4.0	0.330%
	Next $	26.0	0.310%
	Over $	50.0	0.290%
Columbia Diversified Equity Income	First $	1.0	0.600%	Columbia Diversified Equity Income – 0.558%
Columbia Large Core Quantitative	Next $	1.0	0.575%	Columbia Large Core Quantitative – 0.565%
Columbia Large Growth Quantitative	Next $	1.0	0.550%	Columbia Large Growth Quantitative – 0.600%
Columbia Large Value Quantitative	Next $	3.0	0.525%	Columbia Large Value Quantitative – 0.600%
	Next $	1.5	0.500%
	Next $	2.5	0.485%
	Next $	5.0	0.470%
	Next $	5.0	0.450%
	Next $	4.0	0.425%
	Next $	26.0	0.400%
	Over $	50.0	0.375%
Columbia Dividend Opportunity	First $	0.50	0.610%	0.542%
	Next $	0.50	0.585%
	Next $	1.0	0.560%
	Next $	1.0	0.535%
	Next $	3.0	0.510%
	Next $	4.0	0.480%
	Next $	5.0	0.470%
	Next $	5.0	0.450%
	Next $	4.0	0.425%
	Next $	26.0	0.400%
	Over $	50.0	0.375%

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Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Emerging Markets Bond	First $	0.25	0.720%	Columbia Emerging Markets Bond – 0.719%
Columbia Global Bond	Next $	0.25	0.695%	Columbia Global Bond – 0.699%
	Next $	0.25	0.670%
	Next $	0.25	0.645%
	Next $	6.5	0.620%
	Next $	2.5	0.605%
	Next $	5.0	0.590%
	Next $	5.0	0.580%
	Next $	4.0	0.560%
	Next $	26.0	0.540%
	Over $	50.0	0.520%
Columbia Emerging Markets Opportunity	First $	0.25	1.100%	1.086%
	Next $	0.25	1.080%
	Next $	0.25	1.060%
	Next $	0.25	1.040%
	Next $	1.0	1.020%
	Next $	5.5	1.000%
	Next $	2.5	0.985%
	Next $	5.0	0.970%
	Net $	5.0	0.960%
	Next $	4.0	0.935%
	Next $	26.0	0.920%
	Over $	50.0	0.900%
Columbia Equity Value	First $	0.50	0.530%	0.521%
	Next $	0.50	0.505%
	Next $	1.0	0.480%
	Next $	1.0	0.455%
	Next $	3.0	0.430%
	Over $	6.0	0.400%
Columbia Floating Rate	First $	1.0	0.610%	0.610%
Columbia Income Opportunities	Next $	1.0	0.585%
	Next $	1.0	0.560%
	Next $	3.0	0.535%
	Next $	1.5	0.510%
	Next $	1.5	0.495%
	Next $	1.0	0.470%
	Next $	5.0	0.455%
	Next $	5.0	0.445%
	Next $	4.0	0.420%
	Next $	26.0	0.405%
	Over $	50.0	0.380%
Columbia Global Extended Alpha	First $	0.25	1.050%	1.050%
	Next $	0.25	1.030%
	Next $	0.50	1.010%
	Next $	1.0	0.990%

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Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Government Money Market(a)	First $	1.0	0.330%	Columbia Government Money Market – 0.330%
Columbia Money Market	Next $	0.5	0.313%	Columbia Money Market – 0.306%
	Next $	0.5	0.295%
	Next $	0.5	0.278%
	Next $	2.5	0.260%
	Next $	1.0	0.240%
	Next $	1.5	0.220%
	Next $	1.5	0.215%
	Next $	1.0	0.190%
	Next $	5.0	0.180%
	Next $	5.0	0.170%
	Next $	4.0	0.160%
	Over $	24.0	0.150%
Columbia High Yield Bond	First $	1.0	0.590%	0.580%
	Next $	1.0	0.565%
	Next $	1.0	0.540%
	Next $	3.0	0.515%
	Next $	1.5	0.490%
	Next $	1.5	0.475%
	Next $	1.0	0.450%
	Next $	5.0	0.435%
	Next $	5.0	0.425%
	Next $	4.0	0.400%
	Next $	26.0	0.385%
	Over $	50.0	0.360%
Columbia Income Builder Fund		N/A	N/A	N/A
Columbia Income Builder Fund II
Columbia Income Builder Fund III
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate Aggressive
Columbia Portfolio Builder Moderate Conservative
Columbia Portfolio Builder Total Equity
Columbia Retirement Plus 2010
Columbia Retirement Plus 2015
Columbia Retirement Plus 2020
Columbia Retirement Plus 2025
Columbia Retirement Plus 2030
Columbia Retirement Plus 2035
Columbia Retirement Plus 2040
Columbia Retirement Plus 2045

100

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Inflation Protected Securities	First $	1.0	0.440%	0.440%
	Next $	1.0	0.415%
	Next $	1.0	0.390%
	Next $	3.0	0.365%
	Next $	1.5	0.340%
	Next $	1.5	0.325%
	Next $	1.0	0.320%
	Next $	5.0	0.310%
	Next $	5.0	0.300%
	Next $	4.0	0.290%
	Next $	26.0	0.270%
	Over $	50.0	0.250%
Columbia Mid Cap Growth Opportunity	First $	1.0	0.700%	0.700%
RiverSource Disciplined Small and Mid Cap Equity	Next $	1.0	0.675%
	Next $	1.0	0.650%
	Next $	3.0	0.625%
	Next $	1.5	0.600%
	Next $	2.5	0.575%
	Next $	5.0	0.550%
	Next $	9.0	0.525%
	Next $	26.0	0.500%
	Over $	50.0	0.475%
Columbia Mid Cap Value Opportunity	First $	1.0	0.700%	0.686%
	Next $	1.0	0.675%
	Next $	1.0	0.650%
	Next $	3.0	0.625%
	Next $	1.5	0.600%
	Next $	2.5	0.575%
	Next $	5.0	0.550%
	Next $	9.0	0.525%
	Next $	26.0	0.500%
	Over $	50.0	0.475%
Columbia Minnesota Tax-Exempt	First $	0.25	0.410%	Columbia Minnesota – 0.403%
RiverSource California Tax-Exempt	Next $	0.25	0.385%	RiverSource California – 0.410%
RiverSource New York Tax-Exempt	Next $	0.25	0.360%	RiverSource New York – 0.410%
	Next $	0.25	0.345%
	Next $	6.5	0.320%
	Next $	2.5	0.310%
	Next $	5.0	0.300%
	Next $	9.0	0.290%
	Next $	26.0	0.270%
	Over $	50.0	0.250%
Columbia Multi-Advisor International Value	First $	0.25	0.900%	0.863%
	Next $	0.25	0.875%
	Next $	0.25	0.850%
	Next $	0.25	0.825%
	Next $	1.0	0.800%
	Over $	2.0	0.775%

101

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Multi-Advisor Small Cap Value	First $	0.25	0.970%	0.960%
	Next $	0.25	0.945%
	Next $	0.25	0.920%
	Next $	0.25	0.895%
	Over $	1.0	0.870%
Columbia Recovery and Infrastructure	First $	1.0	0.650%	0.650%
	Next $	1.0	0.600%
	Next $	4.0	0.550%
	Over $	6.0	0.500%
Columbia Select Large-Cap Value(b)	First $	0.5	0.755%	0.755%
	Next $	0.5	0.660%
	Over $	1.0	0.565%
Columbia Select Smaller-Cap Value(c)	First $	0.5	0.935%	0.935%
	Next $	0.5	0.840%
	Over $	1.0	0.745%
Columbia Seligman Communications and Information(d)	First $	3.0	0.855%	0.849%
	Next $	3.0	0.825%
	Over $	6.0	0.725%
Columbia Seligman Global Technology(e)	First $	2.0	0.950%	0.950%
	Next $	2.0	0.910%
	Over $	4.0	0.870%
Columbia Strategic Allocation	First $	1.0	0.570%	0.564%
	Next $	1.0	0.545%
	Next $	1.0	0.520%
	Next $	3.0	0.495%
	Next $	1.5	0.470%
	Next $	2.5	0.450%
	Next $	5.0	0.430%
	Next $	9.0	0.410%
	Over $	24.0	0.390%
Columbia U.S. Government Mortgage	First $	1.0	0.480%	0.480%
	Next $	1.0	0.455%
	Next $	1.0	0.430%
	Next $	3.0	0.405%
	Next $	1.5	0.380%
	Next $	1.5	0.365%
	Next $	1.0	0.360%
	Next $	5.0	0.350%
	Next $	5.0	0.340%
	Next $	4.0	0.330%
	Next $	26.0	0.310%
	Over $	50.0	0.290%
RiverSource Balanced	First $	1.0	0.530%	0.530%
	Next $	1.0	0.505%
	Next $	1.0	0.480%
	Next $	3.0	0.455%
	Next $	1.5	0.430%
	Next $	2.5	0.410%
	Next $	5.0	0.390%
	Next $	9.0	0.370%
	Over $	24.0	0.350%

102

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
RiverSource Disciplined Small Cap Value	First $	0.25	0.850%	0.850%
	Next $	0.25	0.825%
	Next $	0.25	0.800%
	Next $	0.25	0.775%
	Next $	1.0	0.750%
	Over $	2.0	0.725%
RiverSource Intermediate Tax-Exempt	First $	1.0	0.390%	0.390%
	Next $	1.0	0.365%
	Next $	1.0	0.340%
	Next $	3.0	0.315%
	Next $	1.5	0.290%
	Next $	2.5	0.280%
	Next $	5.0	0.270%
	Next $	35.0	0.260%
	Over $	50.0	0.250%
RiverSource LaSalle Global Real Estate(f)		All	0.915%	0.915%
RiverSource LaSalle Monthly Dividend Real Estate(g)		All	0.855%	0.855%
RiverSource Partners Fundamental Value	First $	0.50	0.730%	0.728%
	Next $	0.50	0.705%
	Next $	1.0	0.680%
	Next $	1.0	0.655%
	Next $	3.0	0.630%
	Over $	6.0	0.600%
RiverSource Partners International Select Growth	First $	0.25	1.000%	0.990%
	Next $	0.25	0.975%
	Next $	0.25	0.950%
	Next $	0.25	0.925%
	Next $	1.0	0.900%
	Over $	2.0	0.875%
RiverSource Partners International Small Cap	First $	0.25	1.120%	1.120%
	Next $	0.25	1.095%
	Next $	0.25	1.070%
	Next $	0.25	1.045%
	Next $	1.0	1.020%
	Over $	2.0	0.995%
RiverSource Precious Metals and Mining	First $	0.25	0.800%	0.800%
	Next $	0.25	0.775%
	Next $	0.25	0.750%
	Next $	0.25	0.725%
	Next $	1.0	0.700%
	Over $	2.0	0.675%
RiverSource Real Estate	First $	1.0	0.840%	0.840%
	Next $	1.0	0.815%
	Next $	1.0	0.790%
	Next $	3.0	0.765%
	Next $	6.0	0.740%
	Next $	12.0	0.730%
	Over $	24.0	0.720%

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Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
RiverSource S&P 500 Index	First $	1.0	0.220%	0.220%
	Next $	1.0	0.210%
	Next $	1.0	0.200%
	Next $	4.5	0.190%
	Next $	2.5	0.180%
	Next $	5.0	0.170%
	Next $	9.0	0.160%
	Next $	26.0	0.140%
	Over $	50.0	0.120%
RiverSource Short Duration U.S. Government	First $	1.0	0.480%	0.480%
	Next $	1.0	0.455%
	Next $	1.0	0.430%
	Next $	3.0	0.405%
	Next $	1.5	0.380%
	Next $	1.5	0.365%
	Next $	1.0	0.340%
	Next $	5.0	0.325%
	Next $	5.0	0.315%
	Next $	4.0	0.290%
	Next $	26.0	0.275%
	Over $	50.0	0.250%
RiverSource Small Company Index	First $	0.25	0.360%	0.357%
	Next $	0.25	0.350%
	Next $	0.25	0.340%
	Next $	0.25	0.330%
	Next $	6.5	0.320%
	Next $	7.5	0.300%
	Next $	9.0	0.280%
	Next $	26.0	0.260%
	Over $	50.0	0.240%
RiverSource Strategic Income Allocation	First $	0.25	0.550%	0.546%
	Next $	0.25	0.525%
	Next $	0.25	0.500%
	Over $	0.75	0.475%
RiverSource Tax-Exempt High Income	First $	1.0	0.470%	0.453%
	Next $	1.0	0.445%
	Next $	1.0	0.420%
	Next $	3.0	0.395%
	Next $	1.5	0.370%
	Next $	2.5	0.360%
	Next $	5.0	0.350%
	Next $	9.0	0.340%
	Next $	26.0	0.320%
	Over $	50.0	0.300%

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Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Seligman California Municipal High-Yield(h)	First $	0.25	0.410%	0.410%
Seligman California Municipal Quality(h)	Next $	0.25	0.385%
Seligman Minnesota Municipal(h)	Next $	0.25	0.360%
Seligman New York Municipal(h)	Next $	0.25	0.345%
	Next $	6.5	0.320%
	Next $	2.5	0.310%
	Next $	5.0	0.300%
	Next $	9.0	0.290%
	Next $	26.0	0.270%
	Over $	50.0	0.250%
Seligman Capital(i)	First $	1.0	0.805%	0.805%
	Next $	1.0	0.765%
	Over $	2.0	0.715%
Seligman Frontier(j)	First $	0.75	0.885%	0.885%
	Over $	0.75	0.790%
Seligman Growth(k)	First $	1.0	0.655%	0.639%
	Next $	1.0	0.615%
	Over $	2.0	0.565%
Seligman National Municipal(l)	First $	1.0	0.410%	0.410%
	Next $	1.0	0.385%
	Next $	1.0	0.360%
	Next $	3.0	0.335%
	Next $	1.5	0.310%
	Next $	2.5	0.300%
	Next $	5.0	0.290%
	Next $	9.0	0.280%
	Next $	26.0	0.260%
	Over $	50.0	0.250%
Seligman TargETFund 2015	First $	0.5	0.455%	0.455%
Seligman TargETFund 2025	Next $	0.5	0.410%
Seligman TargETFund 2035	Over $	1.0	0.365%
Seligman TargETFund 2045
Seligman TargETFund Core

(a)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.40% of the fund’s average daily net assets.
(b)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.80% of the fund’s average daily net assets.
(c)	Prior to June 29, 2009, the investment manager received an annual fee equal to 1.00% of the fund’s average daily net assets.
(d)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.90% on the first $3.0 billion of the fund’s average daily net assets, 0.85% on the next $3.0 billion and 0.75% thereafter.
(e)	Prior to June 15, 2009, the investment manager received an annual fee equal to 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion.
(f)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.98% of the fund’s average daily net assets.
(g)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.90% of the fund’s average daily net assets.
(h)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.50% of the fund’s average daily net assets.
(i)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.85% on the first $1.0 billion of the fund’s average daily net assets, 0.80% on the next $1.0 billion and 0.75% thereafter.
(j)	Prior to June 29, 2009, the investment manager received a fee equal to 0.95% per annum of the fund’s average daily net assets on the first $750 million of net assets and 0.85% per annum of the fund’s average daily net assets in excess of $750 million.
(k)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.70% on the first $1.0 billion of the fund’s average daily net assets, 0.65% on the next $1.0 billion and 0.60% thereafter.
(l)	Prior to Aug. 31, 2009, the investment manager received an annual fee equal to 0.50% of the fund’s average daily net assets.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees;

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organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund’s participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for RiverSource S&P 500 Index, RiverSource Small Company Index and the Seligman funds, before the fee based on the asset charge is paid, it is adjusted for the fund’s investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 14. PIA Indexes

Fund	PIA Index	Fee Increase or (Decrease)
Fiscal year ending March 31
Columbia Equity Value	Lipper Large-Cap Value Funds Index	$(84,713)
RiverSource Precious Metals and Mining	Lipper Precious Metals Funds Index	5,214
Fiscal year ending April 30
Columbia 120/20 Contrarian Equity	Russell 3000 Index	(16,065)
Columbia Recovery and Infrastructure	S&P 500 Index	N/A (a)
Fiscal year ending May 31
Columbia Multi-Advisor Small Cap Value	Lipper Small-Cap Value Funds Index	353,598
RiverSource Partners Fundamental Value	Lipper Large-Cap Core Funds Index	135,795
Fiscal year ending June 30
Columbia Dividend Opportunity	Lipper Equity Income Funds Index	902,715
RiverSource Real Estate	Lipper Real Estate Funds Index	52,237
Fiscal year ending July 31
Columbia Large Core Quantitative	Lipper Large-Cap Core Funds Index	(789,031)
RiverSource Disciplined Small and Mid Cap Equity	Lipper Mid-Cap Core Funds Index	(126,252)
RiverSource Disciplined Small Cap Value	Lipper Small-Cap Value Funds Index	(56,412)
Fiscal year ending September 30
Columbia Diversified Equity Income	Lipper Equity Income Funds Index	(5,590,723)
Columbia Large Growth Quantitative	Lipper Large-Cap Growth Funds Index	(9,448)
Columbia Large Value Quantitative	Lipper Large-Cap Value Funds Index	(33,219)
Columbia Mid Cap Value Opportunity	Lipper Mid-Cap Value Funds Index	(2,112,990)
Columbia Strategic Allocation	Lipper Flexible Portfolio Funds Index	(556,345)
RiverSource Balanced	Lipper Balanced Funds Index	(474,081)
Fiscal year ending October 31
Columbia Asia Pacific ex-Japan	MSCI All Country Asia Pacific Ex-Japan Index	N/A (b)
Columbia Emerging Markets Opportunity	Lipper Emerging Markets Funds Index	(54,050)
Columbia European Equity	Lipper European Funds Index	97,462
Columbia Global Equity	Lipper Global Funds Index	(446,000)
Columbia Global Extended Alpha	MSCI All Country World Index	N/A (c)
Columbia Multi-Advisor International Value	Lipper International Multi-Cap Value Funds Index	(1,510,778)
RiverSource Disciplined International Equity	Lipper International Large-Cap Core Funds Index	(629,082)
RiverSource Partners International Select Growth	Lipper International Multi-Cap Growth Funds Index	(267,871)
RiverSource Partners International Small Cap	Lipper International Small-Cap Funds Index	(48,195)
Threadneedle Global Equity Income	MSCI All Country World Index	10,034
Threadneedle International Opportunity	Lipper International Large-Cap Core Funds Index	286,033
Fiscal year ending November 30
Columbia Mid Cap Growth Opportunity	Lipper Mid-Cap Growth Funds Index	469,963

(a)	The first performance incentive adjustment will be made on March 1, 2011. See section titled “Transaction Period” below.
(b)	The first performance incentive adjustment will be made Feb. 1, 2010. See section titled “Transition Period” below.

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(c) The first performance incentive adjustment will be made on Aug. 1, 2010. See section titled “Transition Period” below.

For all funds noted in Table 14 EXCEPT Columbia 120/20 Contrarian Equity, Columbia Recovery and Infrastructure, and Columbia Global Extended Alpha:

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund’s category in Table 1.

Table 15A. Performance Incentive Adjustment Calculation

Equity Funds		Balanced Funds
Performance Difference	Adjustment Rate	Performance Difference	Adjustment Rate

0.00% – 0.50%	0	0.00% – 0.50%	0

0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)

1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)

2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	2.00% – 3.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 8 basis points if a 3% performance difference)

4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	3.00% or more	8 basis points

6.00% or more	12 basis points	N/A

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund’s Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund’s Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Transition Period

The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

Change in Index

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive

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adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund’s performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

For Columbia 120/20 Contrarian Equity, Columbia Recovery and Infrastructure, and Columbia Global Extended Alpha:

The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

Table 15B. Performance Incentive Adjustment Calculation

Columbia Recovery and Infrastructure		Columbia 120/20 Contrarian Equity Columbia Global Extended Alpha
Performance Difference	Adjustment Rate	Performance Difference	Adjustment Rate

0.00% – 0.50%	0	0.00% – 1.00%	0

0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	1.00% – 6.00%	10 basis points times the performance difference over 1.00%, times 100 (maximum 50 basis points if a 6% performance difference)

1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	6.00% or more	50 basis points

2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	N/A

4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	N/A

6.00% or more	12 basis points	N/A
For example, if the performance difference for Columbia 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund’s Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the investment manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund’s Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

Transition Period

The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance

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Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

Change in Index

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund’s performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 16. Management Fees and Nonadvisory Expenses

	Management Fees					Nonadvisory expenses
Fund	2010	2009		2008		2010	2009	2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	N/A	N/A		N/A		$101,055	$139,640	$103,636	(a)
Columbia Income Builder Fund II	N/A	N/A		N/A		109,874	175,842	129,062	(a)
Columbia Income Builder Fund III	N/A	N/A		N/A		112,467	118,255	134,546	(a)
Columbia Portfolio Builder Aggressive	N/A	N/A		N/A		107,162	199,501	168,942
Columbia Portfolio Builder Conservative	N/A	N/A		N/A		151,416	146,492	96,147
Columbia Portfolio Builder Moderate	N/A	N/A		N/A		272,479	278,861	247,980
Columbia Portfolio Builder Moderate Aggressive	N/A	N/A		N/A		290,338	299,503	247,472
Columbia Portfolio Builder Moderate Conservative	N/A	N/A		N/A		164,289	170,774	117,533
Columbia Portfolio Builder Total Equity	N/A	N/A		N/A		28,299	149,589	173,675
RiverSource S&P 500 Index	$255,644	$371,178		$579,548		(29,594)	(194,370)	(254,777)
RiverSource Small Company Index	1,306,919	1,990,095		3,292,392		(1,051,278)	(1,171,627)	(1,007,306)
For funds with fiscal period ending March 31
Columbia Equity Value	3,406,527	4,340,117		6,797,853		309,679	343,552	413,170
RiverSource Precious Metals and Mining	1,112,166	824,176		956,280		144,675	242,615	175,405
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	$360,835	368,969		159,311	(b)	$31,738	34,475	21,297	(b)
Columbia Recovery and Infrastructure	2,163,593	45,652	(c)	N/A		232,888	18,717 (c)	N/A
Columbia Retirement Plus 2010	N/A	N/A		N/A		(2,671)	(4,254)	41
Columbia Retirement Plus 2015	N/A	N/A		N/A		(7,079)	(7,894)	310
Columbia Retirement Plus 2020	N/A	N/A		N/A		(7,779)	(9,956)	745

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	Management Fees			Nonadvisory expenses
Fund	2010	2009	2008	2010	2009	2008
Columbia Retirement Plus 2025	N/A	N/A	N/A	$(11,346)	$(12,026)	$332
Columbia Retirement Plus 2030	N/A	N/A	N/A	(9,157)	(9,748)	431
Columbia Retirement Plus 2035	N/A	N/A	N/A	(8,136)	(7,948)	487
Columbia Retirement Plus 2040	N/A	N/A	N/A	(7,439)	(6,946)	(796)
Columbia Retirement Plus 2045	N/A	N/A	N/A	(7,533)	(6,418)	(2,131)
For funds with fiscal period ending May 31
Columbia High Yield Bond	$9,691,900	$6,353,707	$9,610,610	(400,525)	(748,008)	665,785
Columbia Multi-Advisor Small Cap Value	3,968,159	3,098,591	6,511,571	(684,318)	(963,886)	(972,781)
Columbia U.S. Government Mortgage	1,247,010	1,731,277	1,958,404	(256,078)	(327,855)	(389,262)
RiverSource Partners Fundamental Value	4,305,601	4,416,792	7,668,633	(775,463)	(939,055)	(213,716)
RiverSource Short Duration U.S. Government	3,287,540	3,665,529	3,816,196	(877,297)	(610,585)	(771,512)
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	8,065,963	6,381,215	12,015,660	(91,086)	(502,682)	626,341
RiverSource Real Estate	1,498,361	1,227,857	1,667,040	(83,163)	(18,514)	138,649
For funds with fiscal period ending July 31
Columbia Floating Rate	2,466,113	2,210,544	3,509,190	226,409	(61,933)	293,676
Columbia Income Opportunities	4,451,807	1,913,521	1,767,885	313,169	291,601	196,944
Columbia Inflation Protected Securities	2,886,405	3,322,371	2,554,103	(354,181)	(115,062)	(238,396)
Columbia Large Core Quantitative	21,017,705	9,909,438	17,556,244	(4,112,307)	268,796	726,080
Columbia Limited Duration Credit	2,186,361	844,435	792,200	(272,368)	(68,816)	(78,320)
Columbia Money Market	8,951,478	12,658,313	15,026,220	(13,410,378)	(1,868,463)	1,290,897
RiverSource Disciplined Small and Mid Cap Equity	851,036	853,191	365,578	162,170	143,015	125,645
RiverSource Disciplined Small Cap Value	375,114	363,926	286,759	55,844	47,195	33,868
For funds with fiscal period ending August 31
Columbia Diversified Bond	19,593,287	15,648,683	14,772,880	(1,381,496)	(2,314,025)	(461,298)
Columbia Minnesota Tax-Exempt	1,360,384	1,230,393	1,246,083	44,953	196,213	506,328
RiverSource California Tax-Exempt	645,263	663,711	715,946	31,789	73,054	44,499
RiverSource New York Tax-Exempt	224,128	220,172	242,807	(994)	9,792	75,790

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	Management Fees						Nonadvisory expenses
	2009		2008		2007		2009	2008	2007
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	$17,053,076		$44,177,652		$42,530,087		$1,037,819	$1,905,627	$1,561,033
Columbia Large Growth Quantitative	2,033,555		905,956		114,048	(d)	214,462	195,661	54,709 (d)
Columbia Large Value Quantitative	661,677		6,618	(e)	N/A		168,055	2,877 (e)	N/A
Columbia Mid Cap Value Opportunity	9,896,881		18,813,340		15,908,732		776,726	992,201	826,273
Columbia Strategic Allocation	6,604,411		10,108,947		11,025,000		585,299	1,047,907	921,198
RiverSource Balanced	2,483,462		3,977,541		6,315,077		346,693	437,940	368,447
RiverSource Strategic Income Allocation	1,081,850		904,660		168,875	(d)	246,334	294,099	76,656 (d)
Seligman California Municipal High-Yield	164,150		173,288		174,700		32,933	53,665	32,890
Seligman California Municipal Quality	192,624		196,281		214,476		60,833	90,615	72,092
Seligman Minnesota Municipal	324,501		351,237		375,995		68,180	99,131	88,809
Seligman New York Municipal	352,211		332,574		342,695		75,556	88,770	71,419
Seligman National Municipal	1,147,080		304,747		327,359		62,006	106,685	95,664
Seligman TargETFund 2015	121,554		207,083		184,907		(54,705)	(4,193)	7,243
Seligman TargETFund 2025	136,473		210,264		157,846		(68,782)	(13,470)	(551)
Seligman TargETFund 2035	35,438		32,294		6,852		(18,456)	(5,254)	(15,347)
Seligman TargETFund 2045	19,710		22,283		4,354		(12,505)	(3,570)	(4,094)
Seligman TargETFund Core	272,984		457,038		382,979		(119,771)	(10,950)	17,561
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	4,698,565		4,188,137		887,341		205,127	313,877	103,119
Columbia Asia Pacific ex-Japan	78,072	(f)	N/A		N/A		21,500 (f)	N/A	N/A
Columbia Emerging Markets Bond	1,320,292		1,182,004		706,943		82,201	172,124	120,044
Columbia Emerging Markets Opportunity	3,791,476		7,352,591		7,106,815		524,327	1,138,897	1,190,259
Columbia European Equity	600,499		980,629		952,484		(31,736)	223,792	199,237
Columbia Frontier	321,582		579,499		766,116		(20,898)	200,110	250,909
Columbia Global Bond	3,551,274		5,074,934		3,438,893		(33,836)	165,694	(17,529)
Columbia Global Equity	2,918,784		5,825,153		6,075,014		350,276	554,139	577,463
Columbia Global Extended Alpha	64,424		16,485	(g)	N/A		4,234	1,122 (g)	N/A
Columbia Multi-Advisor International Value	5,749,639		13,239,202		20,067,871		511,602	1,054,830	1,286,758
Columbia Seligman Global Technology	2,551,543		3,571,473		3,876,481		386,252	680,094	707,762
RiverSource Disciplined International Equity	2,174,525		5,209,129		2,161,563		252,387	512,793	358,005
RiverSource Partners International Select Growth	3,240,723		5,965,413		6,048,963		(660,493)	334,550	672,542
RiverSource Partners International Small Cap	496,177		1,057,146		1,270,558		(45,193)	63,912	208,621

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	Management Fees				Nonadvisory expenses
	2009	2008		2007	2009	2008		2007
Threadneedle Global Equity Income	$177,834	$15,723	(g)	N/A	$25,200	$2,989	(g)	N/A
Threadneedle International Opportunity	3,074,518	4,661,800		$4,923,040	283,182	486,074		$545,663
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	2,699,258	2,764,541		3,157,092	48,345	506,736		(8,650)
Columbia Mid Cap Growth Opportunity	4,488,355	4,726,590		6,373,531	281,069	437,496		241,412
RiverSource Intermediate Tax-Exempt	339,947	291,762		321,011	8,313	2,588		(4,565)
RiverSource Tax-Exempt High Income	10,226,940	11,447,732		13,006,578	(1,338,742)	2,984,232		(847,490)
For funds with fiscal period ending December 31
Columbia Government Money Market	518,174	893,335		776,197	(1,105,030)	6,551		300,969
Columbia Select Large-Cap Value	1,486,938	1,732,331		2,163,189	292,721	282,371		293,338
Columbia Select Smaller-Cap Value	1,687,329	2,048,229		3,132,296	(186,016)	295,691		337,798
Columbia Seligman Communications and Information	25,152,110	28,854,808		34,908,273	1,991,333	2,540,656		2,783,442
RiverSource LaSalle Global Real Estate	114,310	243,213		297,971	(8,058)	221,303		(104,511)
RiverSource LaSalle Monthly Dividend Real Estate	208,539	460,038		827,966	(107,139)	177,277		(30,072)
Seligman Capital	1,731,065	2,912,130		3,982,898	370,916	386,885		427,027
Seligman Growth	4,254,428	2,534,267		3,101,571	85,442	387,623		404,127

(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Manager of Managers Exemption

The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For all Seligman funds and for Columbia Frontier, Columbia Seligman Global Technology, Columbia Seligman Communications and Information, Columbia Select Large-Cap Value, Columbia Select Smaller-Cap Value, RiverSource California Tax-Exempt, RiverSource Cash Management, Columbia Diversified Bond, Columbia Global Bond, Columbia High Yield Bond, RiverSource Intermediate Tax-Exempt, Columbia Minnesota Tax-Exempt, RiverSource New York Tax-Exempt, RiverSource Short Duration U.S. Government, Columbia AMT-Free Tax-Exempt Bond, RiverSource Tax-Exempt High Income and Columbia U.S. Government Mortgage funds: if the fund was to seek to rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

Subadvisory Agreements

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a

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subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 17.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 17. Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser	Parent Company	Fee Schedule
For funds with fiscal period ending May 31
Columbia Multi-Advisor Small Cap Value	Barrow, Hanley, Mewhinney & Strauss (BHMS)(a) (effective March 12, 2004)	A	1.00% on the first $10 million, reducing to 0.30% as assets increase

	Donald Smith & Co., Inc. (Donald Smith)(a) (effective March 12, 2004)	N/A	0.60% on the first $175 million, reducing to 0.55% as assets increase

	Metropolitan West Capital Management, LLC (MetWest Capital) (effective April 24, 2006)	B	0.50% on all assets

	Turner Investment Partners, Inc. (Turner) (effective Feb. 19, 2010)	N/A	0.50% on the first $50 million, reducing to 0.35% as assets increase.(a)

RiverSource Partners Fundamental Value	Davis Selected Advisers, LP (Davis)(a), (b) (effective June 18, 2001)	N/A	0.45% on the first $100 million, reducing to 0.25% as assets increase
For funds with fiscal period ending October 31
Columbia Asia Pacific ex-Japan	Threadneedle International Limited(b) (Threadneedle) (effective July 15, 2009)	D	0.50% on the first $250 million, reducing to 0.40% as assets increase, and subject to a performance incentive adjustment(c)

Columbia Emerging Markets Opportunity	Threadneedle(b) (effective July 9, 2004)	D	0.45% of the first $150 million, reducing to 0.30% as assets increase, and subject to a performance incentive adjustment(c)

Columbia European Equity	Threadneedle(b) (effective July 9, 2004)	D	0.35% of the first $150 million, reducing to 0.20% as assets increase, and subject to a performance incentive adjustment(c)

Columbia Global Equity	Threadneedle(b) (effective July 9, 2004)	D	0.35% of the first $150 million, reducing to 0.20% as assets increase, and subject to a performance incentive adjustment(b)

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Fund	Subadviser	Parent Company	Fee Schedule
Columbia Global Extended Alpha	Threadneedle(b) (effective Aug. 1, 2008)	D	0.70% of the first $250 million, reducing to 0.60% as assets increase, and subject to a performance incentive adjustment(c)

Columbia Multi-Advisor International Value	AllianceBernstein L.P. (AllianceBernstein) (effective Sept. 17, 2001)	N/A	0.65% on the first $75 million, reducing to 0.30% as assets increase

	Mondrian Investment Partners Limited (Mondrian) (effective August 18, 2008)	N/A	0.70% on all assets

	Tradewinds Global Investors, LLC (Tradewinds) (effective August 18, 2008)	N/A	0.50% on the first $250 million, reducing to 0.40 as assets increase

RiverSource Partners International Select Growth	Columbia Wanger Asset Management L.P. (Columbia WAM)(a),(d) (effective Sept. 5, 2001)	C	0.70% on the first $150 million, reducing to 0.50% as assets increase

RiverSource Partners International Small Cap	Columbia WAM(a),(d) (effective Aug. 10, 2009)	C	0.70% on the first $150 million, reducing to 0.50% as assets increase

Threadneedle Global Equity Income	Threadneedle(b) (effective Aug. 1, 2008)	D	0.45% of the first $250 million, reducing to 0.35% as assets increase, and subject to a performance incentive adjustment(c)

Threadneedle International Opportunity	Threadneedle(b) (effective July 9, 2004)	D	0.35% of the first $150 million, reducing to 0.20% as assets increase, and subject to a performance incentive adjustment(c)
For funds with fiscal period ended December 31
RiverSource LaSalle Global Real Estate	LaSalle Investment Management (Securities), L.P. (LaSalle Securities U.S.) (since inception)	E	0.30% on the first $37 million, 0.65% on the next $43 million, and 0.49% thereafter.

RiverSource LaSalle Monthly Dividend Real Estate	LaSalle Securities U.S. (since inception)	E	0.30% on the first $58 million, 0.65% on the next $42 million, and 0.45% thereafter.

(a)	The fee is calculated based on the combined net assets subject to the subadviser’s investment management.
(b)	Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the publicly issued securities of the investment manager’s parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect, wholly-owned subsidiary of Ameriprise Financial.
(c)	The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table 14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle’s fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.
(d)	On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM, from Bank of America (the “Columbia Transaction”). As a result of the Columbia Transaction, Columbia WAM is an indirect, wholly-owned subsidiary of Ameriprise Financial.
A –	BHMS is an independent-operating subsidiary of Old Mutual Asset Management.
B –	Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.
C –	Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.
D –	Threadneedle is an indirect wholly-owned subsidiary of Ameriprise Financial.
E –	LaSalle Investment Management (Securities), L.P. is an affiliate of Jones Lang LaSalle Incorporated.

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The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 18. Subadvisory Fees

		Subadvisory Fees Paid
Fund	Subadviser	2010		2009		2008
For funds with fiscal period ending May 31
Columbia Multi-Advisor Small Cap Value	BHMS	$491,375		$437,027		$865,372
	Donald Smith	587,548		497,789		984,692
	MetWest Capital	491,635		466,432		955,503
	Turner	89,142	(a)	N/A		N/A
	Former subadviser: Franklin Portfolio Associates (from March 2004 to June 6, 2008)	N/A		22,583		964,510
	Former subadviser: Federated MDTA, LLC (from June 6, 2008 to Feb. 19, 2010)	325,109		443,715		N/A	(a)
RiverSource Partners Fundamental Value	Davis	1,688,264		2,020,698		3,220,929

		2009		2008		2007
For funds with fiscal period ending October 31
Columbia Asia Pacific ex-Japan	Threadneedle	42,462	(e)	N/A		N/A
Columbia Emerging Markets Opportunity	Threadneedle	1,469,749		2,801,637		2,728,720
Columbia European Equity	Threadneedle	260,772		443,279		406,594
Columbia Global Equity	Threadneedle	1,168,151		2,269,177		2,408,387
Columbia Global Extended Alpha	Threadneedle	43,117		11,750	(f)	N/A
Columbia Multi-Advisor International Value	AllianceBernstein	2,170,338		6,268,208		7,962,307
	Mondrian	714,196		77,048	(b)	N/A
	Tradewinds	1,116,798		129,124	(b)	N/A
RiverSource Partners International Select Growth	Columbia WAM	956,567		1,557,963		1,568,158
	Former subadviser: Principal Global Investors, LLC (from April 24, 2006 to May 6, 2010)	866,239		1,849,485		1,760,150
RiverSource Partners International Small Cap	Columbia WAM	41,203	(c)	N/A		N/A
	Former subadviser: Batterymarch Financial Management, Inc. (from April 24, 2006 to April 30, 2010)	188,913		386,194		439,593
	Former subadviser: AIG Global Investment Corp. (from April 24, 2006 to Aug. 7, 2009)	127,498	(d)	355,245		425,696
Threadneedle Global Equity Income	Threadneedle	104,654		9,057	(f)	N/A
Threadneedle International Opportunity	Threadneedle	1,254,178		1,907,215		1,895,712
For funds with fiscal period ended December 31
RiverSource LaSalle Global Real Estate	LaSalle Securities U.S.	$36,482		121,606		148,985
RiverSource LaSalle Monthly Dividend Real Estate	LaSalle Securities U.S.	71,093		230,019		413,983

(a)	The subadviser did not begin managing the fund until after the fund’s fiscal year end.
(b)	For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.
(c)	For the fiscal period from Aug. 10, 2009 to Oct. 31, 2009.

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(d)	For the fiscal period from Nov. 1, 2008 to Aug. 7, 2009.
(e)	For the fiscal period from July 15, 2009 to Oct. 31, 2009.
(f)	For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.

Portfolio Managers. For funds other than money market funds, the following table provides information about the fund’s portfolio managers as of the end of the most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table  1.

Table 19. Portfolio Managers

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)
For funds with fiscal period ending January 31
Columbia Income Builder Fund	Colin Lundgren	16 RICs 16 other accounts	$1.34 billion $271.73 million	None	None	(6)	(18)
	Gene R. Tannuzzo(j)	1 RIC 2 other accounts	$341.48 million $0.08 million	None	None

Columbia Income Builder Fund II	Colin Lundgren	16 RICs 16 other accounts	$1.18 billion $271.73 million	None	$100,001 – $500,000	(6)	(18)
	Gene R. Tannuzzo(j)	1 RIC 2 other accounts	$341.48 million $0.08 million	None	None

Columbia Income Builder Fund III	Colin Lundgren	16 RICs 16 other accounts	$1.38 billion $271.73 million	None	None	(6)	(18)
	Gene R. Tannuzzo(j)	1 RIC 2 other accounts	$341.48 million $0.08 million	None	None

Columbia Portfolio Builder Aggressive	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs 22 other accounts	$2.4 billion $296.0 million
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None
Columbia Portfolio Builder Conservative	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

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		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)
Columbia Portfolio Builder Moderate	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

Columbia Portfolio Builder Moderate Aggressive	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

Columbia Portfolio Builder Moderate Conservative	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.56 billion $1.36 million	None	$10,001 – $50,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.56 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

Columbia Portfolio Builder Total Equity	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

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		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)
RiverSource S&P 500 Index	Alfred F. Alley III(k)	4 RICs	$6.5 billion	None	None	(3)	(32)
		3 PIVs 19 other accounts	$175.0 million $4.0 billion
RiverSource Small Company Index	Alfred F. Alley III(k)	4 RICs	$6.5 billion	None	None	(3)	(32)
		3 PIVs 19 other accounts	$175.0 million $4.0 billion
For funds with fiscal period ending March 31
Columbia Equity Value	Steve Schroll	12 RICs	$14.61 billion	8 RICs ($14.05 B)	$50,001 –	(2)	(20)
		2 PIVs	$69.61 million		$100,000
		18 other accounts(d)	$538.36 million
	Laton Spahr	12 RICs 2 PIVs	$14.61 billion $69.61 million	8 RICs ($14.05 B)	$100,001 – $500,000
		17 other accounts(d)	$538.66 million
	Paul Stocking	12 RICs 2 PIVs	$14.61 billion $69.61 million	8 RICs ($14.05 B)	$50,001 – $100,000
		21 other accounts(d)	$543.80 million

RiverSource Precious Metals and Mining	Michael E. Hoover(k)	1 RIC	$689.7 million	None	None	(3)	(32)
		3 PIVs 3 other accounts	$689.7 million $0.74 million
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	Steve Schroll	12 RICs	$14.76 billion	8 RICs ($14.2 B)	$10,001 –	(2)	(20)
		2 PIVs	$70.44 million		$50,000
		18 other accounts(d)	$539.06 million
	Laton Spahr	12 RICs 2 PIVs 17 other accounts(d)	$14.76 billion $70.44 million $539.57 million	8 RICs ($14.2 B)	$500,001 – $1,000,000
	Paul Stocking	12 RICs	$14.76 billion	8 RICs ($14.2 B)	$100,001 –
		2 PIVs	$70.44 million		$500,000
		21 other accounts(d)	$544.59 million

Columbia Recovery and Infrastructure	Warren Spitz	None	None	None	Over $1,000,000	(2)	(20)

Columbia Retirement Plus 2010	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million

118

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Retirement Plus 2015	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs	$4.13 billion	None	$1-$10,000
		7 other accounts	$1.13 million
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2020	Kent M. Bergene(b),(l)	8 other accounts	$1.50 million	None	None	(1)	(19)
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2025	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2030	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs	$4.13 billion	None	None
		7 other accounts	$1.13 million
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million

119

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Retirement Plus 2035	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2040	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2045	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
For funds with fiscal period ending May 31
Columbia High Yield Bond	Jennifer Ponce de Leon	6 RICs	$4.04 billion	2 RICs ($527.4 M)	None	(2)	(23)
		1 PIV 27 other accounts	$9.33 million $4.58 billion
	Brian Lavin	12 RICs 1 PIV 4 other account	$8.92 billion $9.33 million $683.4 million	None	None

120

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Multi-Advisor Small Cap Value	Donald Smith: Donald G. Smith	2 RICs	$832.0 million	1 RIC ($790 M);
	Richard L. Greenberg	1 PIV	$67.0 million	1 other account ($68 M)	None	(10)	(26)
		33 other accounts	$2.0 billion
BHMS:
	James S. McClure	4 RICs	$824.6 million
	John P. Harloe	1 PIV	$5.4 million	None	None	(12)	(27)
		15 other accounts	$572.3 million
MetWest:
	Samir Sikka	5 RICs	$472.7 million	1 other account	None	(13)	(28)
		3 PIVs 12 other accounts	$84.3 million $193.8 million	($53.9 M)
Turner:
	David Kovacs	4 RICs	$315.0 million	1 PIV ($2 M)	None	(5)	(21)
		7 PIVs 6 other accounts	$46.0 million $23930 million
Columbia U.S. Government Mortgage	Jason J. Callan	4 RICs	$1.84 billion	None	None	(2)	(23)
		3 other accounts	$0.34 million
	Tom Heuer	4 RICs 2 other accounts	$1.84 billion $0.40 million	None	None
RiverSource Partners Fundamental Value	Davis:
	Christopher C. Davis	26 RICs 12 PIVs 117 other accounts(e)	$54.0 billion $1.0 billion $8.0 billion	None	None(f)	(9)	(25)
	Kenneth C. Feinberg	24 RICs 11 PIVs 107 other accounts(e)	$54.0 billion $1.0 billion $7.0 billion
RiverSource Short Duration U.S. Government	Leonard A. Aplet(m)	11 RICs	$2.90 billion	None	None	(3)	(32)
		8 PIVs 85 other accounts	$3.56 billion $10.93 billion
	Gregory S. Liechty(m)	1 RICs 13 other accounts	$2.48 billion $71.3 million	None	None
	Ronald B. Stahl(m)	11 RICs 6 PIVs 53 other accounts	$2.90 billion $785.66 million $3.88 billion	None	None
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	Steve Schroll	12 RICs	$12.06 billion	8 RICs ($11.57 M)	$100,001- $500,000
		2 PIVs 21 other accounts(d)	$58.92 million $467.85 million
	Laton Spahr	12 RICs	$12.06 billion	8 RICs ($11.57 M)	$100,001- $500,000
		2 PIVs 17 other accounts(d)	$58.92 million $468.59 million
	Paul Stocking	12 RICs	$12.06 billion	8 RICs ($11.57 M)	$10,001- $50,000	(2)	(20)
		2 PIVs	$58.92 million
		18 other accounts(d)	$473.07 million
RiverSource Real Estate	Arthur J. Hurley	1 RIC	$332.0 million	None	None	(3)	(32)
		7 other accounts	$0.40 million

121

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
For funds with fiscal period ending July 31
Columbia Floating Rate	Lynn Hopton	11 PIVs	$4.85 billion	None	None	(2)	(29)
		11 other accounts	$440.11 million
	Yvonne Stevens	11 PIVs 11 other accounts	$4.85 billion $436.48 million	None	None
	Steve Staver	5 other accounts	$0.81 million	None	None
Columbia Income Opportunities	Brian Lavin	12 RICs	$8.19 billion	None	None	(2)	(23)
		1 PIV 3 other account	$10.40 million $684.85 million
Columbia Inflation Protected Securities	Nicholas Pifer(m)	6 RICs	$4.67 billion	None	None	(2)	(23)
		3 PIVs 19 other accounts	$21.58 million $4.99 billion
	VishaI Khanduja	1 RIC 3 other accounts	$2.24 billion $0.09 million	None	None
Columbia Large Core Quantitative	Brian M. Condon	12 RICs	$4.92 billion	1 PIV ($23 M)	None	(3)	(32)
		8 PIVs 43 other accounts	$707 million $2.63 billion
Columbia Limited Duration Credit	Tom Murphy	6 RICs	$12.38 billion	2 RICs ($1.53 B);	Over	(2)	(23)
		2 PIVs	$715.72 million	1 other account	1,000,000
		17 other accounts	$12.88 billion	($30.68 M)
	Timothy J. Doubek	1 RIC 5 other account	$2.05 billion $31.88 million	1 other account ($30.68 M)	$10,001 – $50,000
RiverSource Disciplined Small and Mid Cap Equity	Brian M. Condon	12 RICs	$8.52 billion	1 PIV ($23 M)	None	(3)	(32)
		8 PIVs 43 other accounts	$707 million $2.63 billion
	Alfred F. Alley III	6 RICs 6 PIVs 17 other accounts	$6.81 billion $846.76 million $1.28 billion	None	None
RiverSource Disciplined Small and Mid Cap Value	Brian M. Condon	12 RICs	$8.61 billion	1 PIV ($23 M)	None	(3)	(32)
		8 PIVs 43 other accounts	$707 million $2.63 billion
	Alfred F. Alley III	6 RICs 6 PIVs 17 other accounts	$6.90 billion $846.76 million $1.28 billion	None	None
For funds with fiscal period ending August 31
Columbia Diversified Bond	Tom Murphy	5 RICs	$7.96 billion	2 RICs ($1.46 B);	$10,001 –	(2)	(23)
		2 PIVs	$709.69 million	1 other account	$50,000
		18 other accounts	$13.30 billion	($29.94 M)
	Jennifer Ponce de Leon	6 RICs 27 other accounts	$5.60 billion $4.68 billion	2 RICs ($1.46 B); 1 other account ($29.94 M)	None
	Colin Lundgren	22 RICs 9 other accounts	$38.96 billion $272.65 million	2 RICs ($1.46 B)	$100,001 – $500,000
Columbia Minnesota Tax-Exempt	Catherine Stienstra	10 RICs	$4.15 billion	None	None	(2)	(23)
		12 other accounts	$6.80 billion
	Mary Grindland(n)	1 RIC 6 other accounts	$67.34 billion $0.42 million	None	$10,001 – $50,000
RiverSource California Tax-Exempt	Catherine Stienstra	10 RICs	$4.35 billion	None	None	(2)	(23)
		12 other accounts	$6.80 billion
RiverSource New York Tax-Exempt	Catherine Stienstra	10 RICs	$4.45 billion	None	None	(2)	(23)
		12 other accounts	$6.80 billion
For fund with fiscal period ending September 30
Columbia Diversified Equity Income	Laton Spahr	12 RICs 2 PIVs	$9.59 billion $48.35 million	8 RICs ($9.09 B)	$100,001 – $500,000
		16 other accounts(d)	$2.96 billion
	Steve Schroll	12 RICs	$9.59 billion		$50,001 –	(2)	(20)
		2 PIVs	$48.35 million		$100,000
		18 other accounts(d)	$2.42 billion
	Paul Stocking	12 RICs 2 PIVs	$9.59 billion $48.35 million		$100,001 – $500,000
		21 other accounts(d)	$6.91 billion
Columbia Large Growth Quantitative	Brian M. Condon(k)	3 RICs	$594.0 million	1 PIV ($22 M)	None	(3)	(32)
		8 PIVs 40 other accounts	$864.0 million $2.72 billion
Columbia Large Value Quantitative	Brian M. Condon(k)	3 RICs	$594.0 million	1 PIV ($22 M)	None	(3)	(32)
		8 PIVs 40 other accounts	$864.0 million $2.72 billion

122

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Mid Cap Value Opportunity	Laton Spahr	12 RICs 2 PIVs	$12.07 billion $48.35 million		$100,001 – $500,000
		16 other accounts(d)	$2.96 billion
	Steve Schroll	12 RICs	$12.07 billion	8 RICs ($11.58 B)	$50,001 –	(2)	(20)
		2 PIVs	$48.35 million		$100,000
		18 other accounts(d)	$2.42 billion
	Paul Stocking	12 RICs 2 PIVs	$12.07 billion $48.35 million		$100,001 – $500,000
		21 other accounts(d)	$6.91 billion
Columbia Strategic Allocation	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs 21 other accounts	$2.4 billion $296.0 million
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None
	David M. Joy(j)	6 RICs	$4.07 billion	None	None	(2)	(19)
		6 other accounts	$1.12 million
RiverSource Balanced	Steve Schroll	12 RICs	$13.73 billion	8 RICs ($13.23 B)	None	(2)	(20)
		2 PIVs 18 other accounts(d)	$48.35 million $2.42 billion
	Laton Spahr	12 RICs 2 PIVs 16 other accounts(d)	$13.73 billion $48.35 million $2.42 billion	8 RICs ($13.23 B)	$1– $10,000
	Paul Stocking	12 RICs 2 PIVs 21 other accounts(d)	$13.73 billion $48.35 million $2.42 billion	8 RICs ($13.23 B)	None
	Tom Murphy	6 RICs	$10.40 billion	2 RICs ($729.4 M)	None	(2)	(23)
		2 PIVs 18 other accounts	$835.61 million $15.33 billion
	Jennifer Ponce de Leon(l)	4 RICs 1 PIV 28 other accounts	$5.49 billion $9.56 million $4.89 billion	None	None
	Colin Lundgren(j)	17 RICs	$1.59 billion	None	None
		15 other accounts	$203.49 million
RiverSource Strategic Income Allocation	Colin Lundgren	16 RICs 14 other accounts	$1.24 billion $1.22 billion	None	None
	Gene R. Tannuzzo	2 other accounts	$0.04 million	None	$1- $10,000	(2)	(23)
	Brian Lavin(l)	2 RICs	$2.92 billion	None	None
		1 PIV	$9.56 million
		4 other account	$766.77 million
Seligman California Municipal High-Yield	Catherine Stienstra	10 RICs 11 other accounts	$4.64 billion $6.76 billion	None	None	(2)	(23)
Seligman California Municipal Quality	Catherine Stienstra	10 RICs	$4.64 billion	None	None	(2)	(23)
		11 other accounts	$6.76 billion
Seligman Minnesota Municipal	Catherine Stienstra	10 RICs	$4.61 billion	None	None	(2)	(23)
		11 other accounts	$6.76 billion
Seligman National Municipal	Kimberly Campbell(m)	7 RICs	$3.40 billion	None	None	(3)	(32)
		18 other accounts	$0.93 billion
Seligman New York Municipal	Catherine Stienstra	10 RICs	$4.59 billion	None	None	(2)	(23)
		11 other accounts	$6.76 billion
Seligman TargETFund 2015	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$107.69 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
Seligman TargETFund 2025	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$99.96 million	None	$100,001 –	(2)	(26)
		3 other accounts	$0.40 million		$500,000

123

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Seligman TargETFund 2035	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$124.47 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
Seligman TargETFund 2045	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$129.70 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
Seligman TargETFund Core	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$75.53 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	Nicholas Pifer	5 RICs	$4.79 billion	None	$50,001 –	(2)	(23)
		3 PIVs	$33.59 million		$100,000
		17 other accounts(d)	$6.27 billion
Columbia Asia Pacific ex-Japan	Threadneedle:
	Vanessa Donegan	2 PIVs	$2.17 billion	1 other ($156.61 M)	None(g)	(14)	(36)
		7 other accounts	$4.16 billion
	Rafael Polatinsky	1 PIV 4 other accounts	$201.29 million $20.0 billion	None
Columbia Emerging Markets Bond	Nicholas Pifer	5 RICs	$4.77 billion	None	$10,001 –	(2)	(23)
		3 PIVs	$33.59 million		$50,000
		17 other accounts(d)	$6.27 billion
	Jim Carlene	4 PIVs 7 other accounts	$174.53 million $966.74 million		$10,001 – $50,000
Columbia Emerging Markets Opportunity	Threadneedle:
	Vanessa Donegan(m)	2 PIVs	$1.96 billion	1 other ($156.61 M)	None(g)	(14)	(36)
		6 other accounts	$2.76 billion
	Rafael Polatinsky(m)	1 PIV 3 other accounts	$224.26 million $554.09 million	None
Columbia European Equity	Threadneedle:
	Dan Ison	4 PIVs	$211.49 million	1 PIV ($86.38 M)	None(g)	(14)	(36)
Columbia Frontier	John K. Schonberg(j)	8 RICs	$1.98 billion	2 RICs ($1.55 B)	None	(2)	(37)
		2 PIVs 6 other accounts	$27.61 million $1.26 million
	Sam Murphy(j)	2 RICs 3 other accounts	$1.55 billion $0.15 million	2 RICs ($1.55 B)	None
	Mike Marzolf(j)	2 RICs 3 other accounts	$1.55 billion $0.081 million	2 RICs ($1.55 B)	None
Columbia Global Bond	Nicholas Pifer	5 RICs	$4.51 billion	None	$50,001 –	(2)	(23)
		3 PIVs	$33.59 million		$100,000
		17 other accounts(d)	$6.27 billion
Columbia Global Equity	Threadneedle:
	Stephen Thornber	2 RICs	$28.09 million	None	None(g)	(14)	(36)
		3 PIVs 3 other accounts	$779.53 million $411.64 million
	Andrew Holliman	2 RICs 6 PIVs	$7.50 million $1.63 billion	1 RIC, 1 PIV ($16.2 M)
Columbia Global Extended Alpha	Threadneedle:
	Andrew Holliman	1 RICs 6 PIVs	$481.64 million $1.63 billion	1 RIC, 1 PIV ($16.2 M)
	Jeremy Podger	1 RICs	$28.09 million	3 PIVs, 1 other	None(g)	(14)	(36)
		7 PIV 4 other accounts	$692.70 million $120.63 million	($96.2 M)

124

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Multi-Advisor International Value	AllianceBernstein:
	Kevin F. Simms	112 RICs	$38.41 billion	3 RICs ($6.56 B);
	Henry S. D’Auria	195 PIVs	$19.99 billion	3 PIVs ($839 M);
	Sharon E. Fay	33,923 other accounts	$96.14 billion	86 other ($8.82 B)
	Marilyn G. Fedak	43 RICs	$11.20 billion	1 RIC ($3.64 B);	None	(16)	(33)
		52 PIVs 33,271 other accounts	$1.43 billion $23.54 billion	8 other ($584 M)
	Giulio Martini	53 RICs 94 PIVs 548 other accounts	$23.88 billion $17.06 billion $58.71 billion	2 RICs ($2.92 B); 2 PIVs ($792 M); 62 other ($6.79 B)
Mondrian:
	Ormala Krishnan	1 RIC	$363.0 million	None	None	(8)	(34)
		1 PIV 11 other accounts	$406.0 million $1.08 billion
Tradewinds:
	Peter Boardman	4 RICs	$1.80 billion	None	None	(11)	(35)
		9 PIVs 41,851 other accounts	$906.79 million $11.98 billion
	Alberto Jimenez Crespo	4 RICs 9 PIVs 41,848 other accounts	$1.81 billion $906.79 million $11.85 billion
Columbia Seligman Global Technology	Richard M. Parower	3 RICs 5 PIVs	$3.40 billion $904.02 million		$100,001 – $500,000
		6 other accounts	$247.29 million
	Paul H. Wick	3 RICs 5 PIVs 5 other accounts	$3.40 billion $904.02 million $246.94 million		None
	Reema D. Shah	3 RICs	$3.40 billion	None	None	(2)	(30)
		5 PIVs 8 other accounts	$904.02 million $253.02 million
	Ajay Diwan	3 RICs 5 PIVs 7 other accounts	$3.40 billion $904.02 million $249.66 million		None
	Benjamin Lu	1 RIC 2 PIVs	$6.11 million $41.12 million		$0 – $10,000
		1 other account	$0.01 million
RiverSource Disciplined International Equity	Fred Copper(k)	10 RICs	$1.8 billion	None	None	(3)	(32)
		4 PIVs 24 other accounts	$634.7 million $92.4 million
RiverSource Partners International Select Growth	Columbia WAM:
	P. Zachary Egan	2 RICs	$4.10 billion	None	None	(15)	(31)

	Louis J. Mendes	3 RICs	$5.50 billion
RiverSource Partners International Small Cap	Columbia WAM:
	P. Zachary Egan	2 RICs	$4.30 billion	None	None	(15)	(31)
	Louis Mendes III	3 RICs	$5.60 billion
Threadneedle Global Equity Income	Threadneedle:
	Stephen Thornber	2 RICs	$481.64 million	1 RIC ($481.64 M)	None(g)	(14)	(36)
		3 PIVs 3 other accounts	$779.53 million $411.64 million
	Jeremy Podger	2 RICs 7 PIV 4 other accounts	$28.09 million $144.71 million $120.63 million	3 PIVs, 1 other ($96.2 M)
Threadneedle International Opportunity	Threadneedle:
	Alex Lyle	1 RIC	$552.78 million	1 RIC ($552.78 M);	None(g)	(14)	(36)
		16 PIVs 30 other accounts	$1.20 million $2.17 billion	1 other ($221.18 M)
	Esther Perkins	1 RIC 3 other accounts	$552.78 million $264.31 million	1 RIC ($552.78 M)

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		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	Catherine Stienstra	10 RICs	$3.82 billion	None	None	(2)	(23)
		11 other accounts	$6.50 billion
Columbia Mid Cap Growth Opportunity	John K. Schonberg	7 RICs 2 PIVs 6 other accounts	$745.93 million $15.93 million $1.12 million
	Sam Murphy	1 RIC	$364.11 million	1 RIC ($364.11 M)	None	(2)	(37)
		3 other accounts	$0.12 million
	Mike Marzolf	1 RIC 2 other accounts	$364.11 million $0.05 million
RiverSource Intermediate Tax-Exempt	Brian M. McGreery(m)	7 RICs	$4.20 billion	None	None	(3)	(32)
		7 other accounts	$640.57 million
RiverSource Tax-Exempt High Income	Kimberly Campbell(m)	7 RICs	$3.40 billion	None	None	(3)	(32)
		18 other accounts	$0.93 million
For funds with fiscal period ending December 31
Columbia Select Large-Cap Value	Neil Eigen	6 RICs	$642.93 million	4 RICs ($544.83 M)	None
		2 PIVs	$149.17 million
		65 other accounts(d)	$2.92 billion			(2)	(22)
	Richard Rosen	6 RICs	$642.93 million	4 RICs ($544.83 M)	None
		2 PIVs	$149.17 million
		70 other accounts(d)	$2.88 billion
Columbia Select Smaller-Cap Value	Neil Eigen	6 RICs	$611.66 million	4 RICs ($513.56 M)	None
		2 PIVs	$149.17 million
		65 other accounts(d)	$2.92 billion			(2)	(22)
	Richard Rosen	6 RICs	$611.66 million	4 RICs ($513.56 M)	$1-$10,000
		2 PIVs	$149.17 million
		70 other accounts(d)	$2.88 billion
Columbia Seligman Communications and Information	Paul Wick	4 RICs	$851.40 million	None	Over
		5 PIVs	$1.82 billion		$1,000,000,000
		6 other accounts	$266.43 million			(2)	(30)
	Ajay Diwan	4 RICs	$851.40 million	None	None
		5 PIVs	$1.82 billion
		7 other accounts	$262.94 million
	Richard Parower	3 RICs	$566.53 million	None	None
		5 PIVs	$1.82 billion
		8 other accounts	$265.53 million
	Reema Shah	3 RICs	$566.53 million	None	None
		5 PIVs	$1.82 billion
		8 other accounts	$270.30 million
	Sangeeth Peruri	1 RIC	$56.04 million	None	None
		3 PIVs	$874.60 million
		9 other accounts	$16.67 million
RiverSource LaSalle Global Real Estate	LaSalle Securities:
	Stan J. Kraska	2 RICs	$113.0 million	4 other accounts	$10,001- $50,000	(17)	(39)
		14 PIVs	$4.15 billion	($539 M)
		29 other accounts	$2.83 billion
	George J. Noon	2 RICs	$113.0 million		None
	Keith R. Pauley	14 PIVs	$4.15 billion		None
		28 other accounts	$2.83 billion
	Ernst Jan de Leeuw	1 RIC	$87.0 million	2 other accounts	None
		16 PIVs	$4.20 billion	($426 M)
		17 other accounts	$1.31 billion
RiverSource LaSalle Monthly Dividend Real Estate	LaSalle Securities:
	Stan J. Kraska	2 RICs	$101.0 million	4 other accounts	$10,001- $50,000	(17)	(39)
		14 PIVs	$4.15 billion	($539 M)
		29 other accounts	$2.83 billion
	George J. Noon	2 RICs	$101.0 million		None
	Keith R. Pauley	14 PIVs	$4.15 billion
		28 other accounts	$2.83 billion		None

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		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Seligman Capital	Wayne Collette(k)	10 RICs	$2.55 billion	None	None
		1 PIV	$125.4 million
		114 other accounts	$216.4 million
	George Myers(k)	7 RICs	$2.13 billion	None	None
		1 PIV	$125.4 million
		103 other accounts	$138.8 million
	Lawrence W. Lin(k)	7 RICs	$2.13 billion	None	None	(3)	(32)
		1 PIV	$125.4 million
		108 other accounts	$138.8 million
	Brian D. Neigut(k)	7 RICs	$2.13 billion	None	None
		1 PIV	$125.4 million
		105 other accounts	$138.6 million
Seligman Growth	John Wilson(k)	5 RICs	$1.65 billion	None	None
		1 PIV	$310.0 million
		19 other accounts	$350.0 million
	Peter Deininger(k)	1 PIV	$315.0 million	None	None	(3)	(32)
		15 other accounts	$275.0 million

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(a)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b)	Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.
(c)	Mr. Truscott, who serves as Chairman of the Board for Columbia Management, oversees the portfolio managers who manage other accounts for Columbia Management, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by Columbia Management and its affiliates including institutional assets, proprietary assets and hedge funds.
(d)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
(e)	Wrap accounts have been counted at the sponsor level.
(f)	Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.
(g)	The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.
(h)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.
(i)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.
(j)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.
(k)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2010.
(l)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2010.
(m)	The portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of Aug. 31, 2010.
(n)	The portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of July 31, 2010.

Potential Conflicts of Interest

(1)	Columbia Management: Management of funds-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.

•

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(2)

Columbia Management: Portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, the investment manager monitors a variety of areas (e.g., allocation of investment

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opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

The investment manager has a fiduciary responsibility to all of the clients for which it manages accounts. The investment manager seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. The investment manager has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

For portfolio managers Marzolf and Murphy, their responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(3)	Columbia Management: Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for

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the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(4)	Turner: As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

(5)	MDTA: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(6)	Columbia Management: Management of the Income Builder Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

The investment manager uses quantitative models combined with qualitative factors to determine the funds allocations to the underlying funds. Using these methodologies, a group of the investment manager’s investment professionals allocates each fund’s assets within and across different asset classes in an effort to achieve the fund’s objective of providing a high level of current income and growth of capital. The fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the investment manager establishes allocations for the funds, seeking to achieve each fund’s objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

•

In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

•	The investment manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

The investment manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the investment manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio

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managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(7)	American Century: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(8)	Mondrian: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian’s own interests or those of its employees and directors:

Allocation of aggregated trades

Mondrian may from time to time aggregate trades for a number of its clients.

Mondrian’s policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

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Allocation of investment opportunities

Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

See also “Side-by-side management of hedge funds” below.

Allocation of IPO opportunities

Initial Public Offerings (“IPO’s”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

Dealing in investments as principal in connections with the provision of seed capital

A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and external arrangements

Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.

Dual agency

Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

Employee personal account dealing

There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

Mondrian’s rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

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Gifts and entertainment (received)

In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of £100 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

Gifts and entertainment (given)

In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of £200 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

Performance fees

Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

The potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

Side-by-side management of hedge funds (Mondrian Alpha Funds)

Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

Soft dollar arrangements

Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client’s portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(9)	Davis: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

•

The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

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•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

•

With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

•

Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(10)	Donald Smith: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(11)	Tradewinds: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with several potential conflicts, which is not intended to be an exhaustive list:

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The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

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If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

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With respect to many of its clients’ accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

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Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(12)

BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and

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independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(13)	MetWest: MetWest Capital’s portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts, The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an IPO that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital). The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake. In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

(14)	Threadneedle: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager’s responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(15)	Columbia WAM: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

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Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(16)	AllianceBernstein: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through

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direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(17)	LaSalle: Since the Investment Team manages other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team’s management of a Fund’s investments on the one hand and the investments of such other accounts on the other hand. Conflicts may arise related to: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts and (3) different advice for different accounts, primarily driven by the account’s investment objectives. LaSalle Securities US and LaSalle Securities B.V. believe that conflicts are largely mitigated by their respective Code of Ethics, which prohibits ownership by the Investment Team Members (except through a mutual fund) of securities of the type the Funds invest in, and various policies and procedures it has adopted, including the master trading schedule it maintains to proportionately allocate purchases and sales to each account by tracking the target weight for each holding and establishing the required shares to reach those targets.

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Structure of Compensation

(18)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(19)	Columbia Management: The compensation of employees of the investment manager consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Joy, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for the funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covers the three-year period that started in January 2007 and ended in December 2009. Portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company’s 401(k) plan comparable to that received by other employees of the investment manager. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of investment manager at the same job level.

(20)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(21)

Turner: Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary

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surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation.

(22)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(23)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(24)	American Century: The compensation of American Century’s portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2009, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-

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year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five year performance periods.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative or fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(25)	Davis: Kenneth Feinberg’s compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis’s annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(26)	Donald Smith: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm’s profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(27)

BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is

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important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(28)	MetWest: MetWest Capital’s compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees’ interests with clients’ interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital’s investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm’s profits.

(29)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(30)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

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(31)	Columbia WAM: As of December 31, 2008, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. Typically, a high proportion of an analyst’s or portfolio manager’s bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. For 2008, investments in the second plan were made through a deferred cash program. Both plans vest over three years from the date of issuance. The CWAM total incentive compensation pool, including cash and the two incentive plans, is based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as primary drivers.

Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios they manage. Performance of each Fund for purposes of portfolio manager compensation is measured relative to its primary benchmark. One and three year performance periods primarily drive incentive levels. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider incentive compensation ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in incentive compensation levels. Incentive compensation varies by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. If a fund’s performance declines, the compensation incentives available to its analysts and portfolio manager(s) also declines.

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(32)	Columbia Management: As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks:

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group

Alfred F. Alley III	RiverSource Disciplined Small and Mid Cap Equity	Russell 2500 Index	Lipper Mid-Cap Core Funds Classification

	RiverSource Disciplined Small Cap Value	Russell 200 Value Index	Lipper Small Cap Value Funds Classification

	RiverSource S&P 500 Index	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

	RiverSource Small Company Index	S&P Small Cap 600 Index	Lipper Small-Cap Core Funds Classification

Anwiti Bahuguna, Colin Moore, Kent Peterson and Marie M. Schofield	Columbia Portfolio Builder Aggressive, Columbia Portfolio Builder Moderate Aggressive and Columbia Portfolio Builder Total Equity	S&P 500 Index	Lipper Large Cap Core Funds Classification

	Columbia Portfolio Builder Conservative	Barclays Capital U.S. Aggregate 1-3 Years Index and Blended: 80% Barclays Capital U.S. Aggregate 1-3 Years Index, 20% Barclays Capital U.S. Corporate High-Yield Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification

	Columbia Portfolio Builder Moderate Conservative	S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification

	Columbia Portfolio Builder Moderate	S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Columbia Retirement Plus Funds	S&P 500 Index, Russell 1000 Index, Russell 1000 Value Index, Barclays Capital U.S. Aggregate Bond Index, MSCI The World Index Net, and MSCI EAFE Index Net	N/A

	Columbia Strategic Allocation	S&P 500 Index and Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Brian M. Condon	Columbia Large Core Quantitative	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

	Columbia Large Growth Quantitative	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Classification

	Columbia Disciplined Large Value Quantitative	Russell 1000 Value Index	Lipper Large Cap Value Funds Classification

	RiverSource Disciplined Small and Mid Cap Equity	Russell 2500 Index	Lipper Mid Cap Core Funds Classification

	RiverSource Disciplined Small Cap Value	Russell 2000 Value Index	Lipper Small Cap Value Funds Classification

Fred Copper	RiverSource Disciplined International Equity	MSCI EAFE Value Index	Lipper International Multi-Cap Value Funds Classification

Wayne M. Collette, Lawrence W. Lin, George Myers and Brian D. Neigut	Seligman Capital	Russell MidCap TR and Russell MidCap Growth TR	Lipper Mid-Cap Growth Funds Classification

	Columbia Frontier	Russell 2000 TR and Russell 2000 Growth TR	Lipper Small Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group

Peter Deininger and John Wilson	Seligman Growth	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Cheryl D’Hollander	RiverSource S&P 500 Index	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

	RiverSource Small Company Index	S&P Small Cap 600 Index	Lipper Small-Cap Core Funds Classification

Michael E. Hoover	RiverSource Precious Metals and Mining	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Arthur J. Hurley	RiverSource Real Estate	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Laura A. Ostrander	RiverSource Strategic Income Allocation	Barclays Capital Government/Credit Bond Index and Blended Benchmark	Lipper Multi-Sector Income Funds Classification

(1)	A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index — Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(33)	AllianceBernstein: AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)	Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein’s publicly traded securities, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(34)	Mondrian: Mondrian has the following programs in place to retain key investment staff:

1.	Competitive Salary — All investment professionals are remunerated with a competitive base salary.

2.	Profit Sharing Bonus Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3.	Equity Ownership — Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel.

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The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(35)	Tradewinds: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm’s executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

Available bonus pool compensation is primarily a function of the firm’s overall annual profitability. Individual bonuses are based primarily on the following:

•	Overall performance of client portfolios;

•	Objective review of stock recommendations and the quality of primary research;

•	Subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(36)	Threadneedle: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan (“EIP”) linked to measures of Threadneedle’s corporate success. Threadneedle believes this encourages longevity of service.

The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

The split of the profit share focuses on three key areas of success:

•	Performance of own funds and research recommendations,

•	Performance of all portfolios in the individual’s team,

•	Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

Consideration of the individual’s general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

•	Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

•	Intra-team discussion, stock research and investment insights,

•	Marketing support, including written material and presentations.

It is important to appreciate that in order to maximize an individual’s rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to

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the team and wider investment department. This structure is closely aligned with the Threadneedle’s investment principles of sharing ideas and effective communication.

(37)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(38)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by the short term (typically one-year) and long-term (typically three-year and five-year) performance of the accounts managed by the portfolio managers, including the fund, in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(39)	LaSalle: Compensation for Investment Team Members consists of a base salary and incentive compensation that is based primarily upon performance of the particular Investment Team and that of the subadviser with which an Investment Team Member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients’ portfolios and/or the performance of stock recommendations against a sector index (generally the NAREIT-Equity REITs Index or the Wilshire REIT Index in respect of the Investment Team Members of LaSalle Securities US, or the EPRA Euro Zone Index and EPRA Europe Index in respect of the Investment Team Member of LaSalle Securities B.V.) is one factor included in professional employee evaluations, but compensation is not directly linked to these performance criteria.

In addition, equity ownership in Jones Lang LaSalle, the subadvisers’ publicly-traded parent, is available to and expected of senior professionals. The major components of Jones Lang LaSalle’s comprehensive equity ownership program are: (1) Stock Ownership Program — credits employees with a portion of their incentive compensation in the form of restricted stock; (2) Employee Stock Purchase Plan — program through which employees may elect to purchase shares of Jones Land LaSalle through a payroll deduction plan (available to employees of LaSalle Securities US) and; (3) Stock Award Incentive Plan rewards key employees of the firm with stock awards, in the form of restricted stock units, based on the strength of their individual contributions.

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ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

Table 20. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – 500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – $12,000,000,000	12,000,000,001 +
Columbia 120/20 Contrarian Equity	0.080%	0.075%	0.070%	0.060%	0.050%
Columbia Absolute Return Currency and Income
Columbia Asia Pacific ex-Japan
Columbia Emerging Markets Bond
Columbia Emerging Markets Opportunity
Columbia European Equity
Columbia Frontier
Columbia Global Bond
Columbia Global Equity
Columbia Global Extended Alpha
Columbia Multi-Advisor International Value
Columbia Multi-Advisor Small Cap Value
Columbia Select Smaller-Cap Value
Columbia Seligman Global Technology
Columbia Strategic Allocation
RiverSource Disciplined International Equity
RiverSource Disciplined Small Cap Value
RiverSource LaSalle Global Real Estate
RiverSource Partners International Select Growth
RiverSource Partners International Small Cap
RiverSource Small Company Index
Threadneedle Global Equity Income
Threadneedle International Opportunity
Columbia AMT-Free Tax-Exempt Bond	0.070%	0.065%	0.060%	0.050%	0.040%
Columbia Diversified Bond
Columbia Floating Rate
Columbia High Yield Bond
Columbia Income Opportunities
Columbia Inflation Protected Securities
Columbia Limited Duration Credit
Columbia Minnesota Tax-Exempt
Columbia U.S. Government Mortgage
RiverSource California Tax-Exempt
RiverSource Intermediate Tax-Exempt
RiverSource New York Tax-Exempt
RiverSource Short Duration U.S. Government
RiverSource Strategic Income Allocation
RiverSource Tax-Exempt High Income
Seligman California Municipal High-Yield
Seligman California Municipal Quality
Seligman Minnesota Municipal
Seligman National Municipal
Seligman New York Municipal

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	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – 500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – $12,000,000,000	12,000,000,001 +
Columbia Diversified Equity Income	0.060%	0.055%	0.050%	0.040%	0.030%
Columbia Dividend Opportunity
Columbia Equity Value
Columbia Government Money Market
Columbia Large Core Quantitative
Columbia Large Growth Quantitative
Columbia Large Value Quantitative
Columbia Mid Cap Growth Opportunity
Columbia Mid Cap Value Opportunity
Columbia Money Market
Columbia Recovery and Infrastructure
Columbia Select Large-Cap Value
Columbia Seligman Communications and Information
RiverSource Balanced
RiverSource Disciplined Small and Mid Cap Equity
RiverSource LaSalle Monthly Dividend Real Estate
RiverSource Partners Fundamental Value
RiverSource Precious Metals and Mining
RiverSource Real Estate
RiverSource S&P 500 Index
Seligman Capital
Seligman Growth
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core
Columbia Income Builder Fund	0.020%	0.020%	0.020%	0.020%	0.020%
Columbia Income Builder Fund II
Columbia Income Builder Fund III
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate Aggressive
Columbia Portfolio Builder Moderate Conservative
Columbia Portfolio Builder Total Equity
Columbia Retirement Plus 2010
Columbia Retirement Plus 2015
Columbia Retirement Plus 2020
Columbia Retirement Plus 2025
Columbia Retirement Plus 2030
Columbia Retirement Plus 2035
Columbia Retirement Plus 2040
Columbia Retirement Plus 2045

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The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund’s net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 21. Administrative Fees

	Administrative services fees paid in:					Daily rate applied to fund assets

Fund	2010	2009		2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$45,313	$56,956		$38,041	(a)	0.020%
Columbia Income Builder Fund II	78,128	108,149		82,229	(a)	0.020
Columbia Income Builder Fund III	38,950	54,275		45,848	(a)	0.020
Columbia Portfolio Builder Aggressive	89,504	96,644		110,897		0.020
Columbia Portfolio Builder Conservative	45,451	36,929		26,665		0.020
Columbia Portfolio Builder Moderate	201,685	193,553		183,783		0.020
Columbia Portfolio Builder Moderate Aggressive	186,977	205,250		223,400		0.020
Columbia Portfolio Builder Moderate Conservative	75,988	72,830		62,617		0.020
Columbia Portfolio Builder Total Equity	75,724	84,413		101,924		0.020
RiverSource S&P 500 Index	69,721	101,230		158,059		0.060
RiverSource Small Company Index	293,026	446,427		738,676		0.080
For funds with fiscal period ending March 31
Columbia Equity Value	391,620	448,794		680,124		0.058
RiverSource Precious Metals and Mining	83,021	64,531		77,686		0.060
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	31,739	31,071		13,416	(b)	0.080
Columbia Recovery and Infrastructure	199,325	4,214	(c)	N/A		0.059
Columbia Retirement Plus 2010	1,647	2,441		3,623		0.020
Columbia Retirement Plus 2015	4,050	4,449		5,483		0.020
Columbia Retirement Plus 2020	4,355	4,871		7,572		0.020
Columbia Retirement Plus 2025	4,903	5,145		7,280		0.020
Columbia Retirement Plus 2030	4,981	5,001		7,160		0.020
Columbia Retirement Plus 2035	3,476	3,258		4,249		0.020
Columbia Retirement Plus 2040	2,435	2,051		4,915		0.020
Columbia Retirement Plus 2045	2,262	1,726		1,670		0.020
For funds with fiscal period ending May 31
Columbia High Yield Bond	1,077,547	722,190		1,069,014		0.065
Columbia Multi-Advisor Small Cap Value	300,718	277,260		565,329		0.080
Columbia U.S. Government Mortgage	181,856	252,478		285,601		0.070
RiverSource Partners Fundamental Value	340,508	374,303		594,407		0.060
RiverSource Short Duration U.S. Government	470,119	521,265		541,748		0.069
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	681,093	642,082		1,033,158		0.057
RiverSource Real Estate	103,295	91,566		132,646		0.060

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	Administrative services fees paid in:					Daily rate applied to fund assets

Fund	2010	2009		2008
For funds with fiscal period ending July 31
Columbia Floating Rate	$282,996	$253,669		$398,924		0.070%
Columbia Income Opportunities	499,304	219,083		202,872		0.068
Columbia Inflation Protected Securities	451,332	515,776		399,972		0.069
Columbia Large Core Quantitative	1,911,088	1,094,618		1,701,542		0.050
Columbia Limited Duration Credit	317,896	123,147		115,529		0.069
Columbia Money Market	1,551,462	2,132,989		2,507,729		0.053
RiverSource Disciplined Small and Mid Cap Equity	83,767	77,180		38,114		0.060
RiverSource Disciplined Small Cap Value	40,614	34,017		30,592		0.080
For funds with fiscal period ending August 31
Columbia Diversified Bond	2,608,739	2,122,615		2,012,548		0.057
Columbia Minnesota Tax-Exempt	235,979	212,293		215,249		0.070
RiverSource California Tax-Exempt	110,167	113,317		122,235		0.070
RiverSource New York Tax-Exempt	38,266	37,590		41,455		0.070

	2009	2008		2007
For funds with fiscal period ending September 30
Columbia Large Growth Quantitative	203,583	101,276		11,405	(d)	0.059
Columbia Large Value Quantitative	69,490	662	(e)	N/A		0.060
Columbia Diversified Equity Income	1,985,768	3,272,256		3,449,519		0.048
Columbia Mid Cap Value Opportunity	946,227	1,335,281		1,196,773		0.054
Columbia Strategic Allocation	962,590	1,505,894		1,340,234		0.076
RiverSource Balanced	331,811	519,542		623,784		0.059
RiverSource Strategic Income Allocation	137,849	115,139		21,493	(d)	0.070
Seligman California Municipal High-Yield*	7,436	N/A		N/A		0.070
Seligman California Municipal Quality*	8,837	N/A		N/A		0.070
Seligman Minnesota Municipal*	14,896	N/A		N/A		0.070
Seligman National Municipal*	42,999	N/A		N/A		0.069
Seligman New York Municipal*	17,197	N/A		N/A		0.070
Seligman TargETFund 2015*	4,585	N/A		N/A		0.060
Seligman TargETFund 2025*	5,686	N/A		N/A		0.060
Seligman TargETFund 2035*	1,661	N/A		N/A		0.060
Seligman TargETFund 2045*	835	N/A		N/A		0.060
Seligman TargETFund Core*	10,074	N/A		N/A		0.060

149

	Administrative services fees paid in:					Daily rate applied to fund assets

Fund	2009		2008		2007
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$417,444		$373,454		$79,761	0.080%
Columbia Asia Pacific ex-Japan	7,807	(f)	N/A		N/A	0.080
Columbia Emerging Markets Bond	146,703		131,334		78,549	0.080
Columbia Emerging Markets Opportunity	280,656		498,019		503,279	0.079
Columbia European Equity	50,304		96,107		105,886	0.080
Columbia Frontier*	10,073		N/A		N/A	0.030
Columbia Global Bond	401,109		572,976		388,646	0.080
Columbia Global Equity	340,869		549,601		611,621	0.080
Columbia Global Extended Alpha	4,908		1,256	(g)	N/A	0.080
Columbia International Multi-Advisor Value	651,133		1,395,090		1,759,221	0.078
Columbia Seligman Global Technology*	102,757		N/A		N/A	0.040
RiverSource Disciplined International Equity	282,974		549,173		209,295	0.080
RiverSource Partners International Select Growth	282,773		511,522		490,174	0.080
RiverSource Partners International Small Cap	38,884		79,183		92,062	0.080
Threadneedle Global Equity Income	16,780		1,528	(g)	N/A	0.080
Threadneedle International Opportunity	281,413		460,205		540,718	0.080
For funds with fiscal period ending November 30
Columbia Mid Cap Growth Opportunity	339,961		471,791		652,889	0.059
Columbia AMT-Free Tax-Exempt Bond	453,062		463,150		525,515	0.069
RiverSource Intermediate Tax-Exempt	61,016		52,367		57,618	0.070
RiverSource Tax-Exempt High Income	1,428,680		1,603,416		1,823,812	0.063
For funds with fiscal period ending December 31
Columbia Government Money Market*	41,094		N/A		N/A	0.060
Columbia Select Large-Cap Value*	76,758		N/A		N/A	0.060
Columbia Select Smaller-Cap Value*	96,841		N/A		N/A	0.080
Columbia Seligman Communications and Information*	868,517		N/A		N/A	0.050
RiverSource LaSalle Global Real Estate*	5,942		N/A		N/A	0.080
RiverSource LaSalle Monthly Dividend Real Estate*	7,968		N/A		N/A	0.060
Seligman Capital*	68,772		N/A		N/A	0.060
Seligman Growth*	299,785		N/A		N/A	0.055

*	Prior to June 15, 2009 for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman New York Municipal, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, Seligman TargETFund 2045, Seligman TargETFund Core, Columbia Seligman Global Technology, Columbia Government Money Market, RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate and prior to June 29, 2009 for Seligman Capital, Columbia Frontier, Columbia Seligman Communications and Information, Seligman Growth, Columbia Select Large-Cap Value and Columbia Select Smaller-Cap Value, and for Seligman National, prior to Aug. 31, 2009, the fund did not pay a separate administrative services fee. Fees for administration services were included in the fund’s management fees as charged by the fund’s pervious investment manager.
(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

150

TRANSFER AGENCY SERVICES

The funds have a Transfer Agency Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) (formerly RiverSource Service Corporation) located at One Financial Center, Boston, MA 02111. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund’s shares.

For Class A, Class B, Class C, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z, the transfer agent will earn an open account fee determined by multiplying the number of open accounts by the annual rate of $12.08. The annual per account fee is accrued daily and payable monthly. The fund will allocate the fee daily across their share classes based on the relative percentage of net assets of each class of shares.

In addition, for Class A, Class B, Class C, Class R, Class W and Class Z, the fund reimburses the transfer agent for the fees and expenses the transfer agent pays to financial intermediaries that maintain omnibus accounts with the fund subject to an annual limitation of 0.20% of the average aggregate value of the fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are reimbursed in an amount equal to $16.00 annually, calculated monthly based on the total number of positions in such account at the end of such month). For Class R3, Class R4 and Class R5, the fees paid to the transfer agent for expenses paid to financial intermediaries to maintain omnibus accounts are subject to an annual limitation of 0.05% of the net assets attributable to such shares. Class I does not pay transfer agency fees.

The fund also pays certain reimbursable out-of-pocket expenses to the transfer agent. The transfer agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the transfer agent from fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the transfer agent maintains in connection with its services to the funds. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds that offer Class R3 and Class R4 shares have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to 0.25% of the average daily net assets of the fund attributable to each of Class R3 and R4.

The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”) (formerly RiverSource Fund Distributors, Inc.), an indirect wholly-owned subsidiary of Columbia Management, One Financial Center, Boston, MA 02111, serves as the funds’ principal underwriter and distributor. Prior to June 1, 2009, for RiverSource and Threadneedle funds, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, for RiverSource and Threadneedle funds, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. Prior to Nov. 7, 2008, for Seligman funds, Seligman Advisors, Inc. also served as principal underwriter and distributor to the funds. The fund’s shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 22. Sales Charges Paid to Distributor

	Sales charges paid to Distributor				Amount retained after paying commissions and other expenses
Fund	2010	2009	2008		2010	2009	2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$245,462	$466,216	$688,587	(a)	$(86,426)	$(21,562)	$(56,086	)(a)
Columbia Income Builder Fund II	293,969	654,937	1,279,681	(a)	(109,209)	77,641	34,001	(a)

151

	Sales charges paid to Distributor					Amount retained after paying commissions and other expenses
Fund	2010	2009		2008		2010	2009		2008
Columbia Income Builder Fund III	$189,070	$296,977		$831,981	(a)	$(27,745)	$(533)		$176,661	(a)
Columbia Portfolio Builder Aggressive	1,656,276	2,081,242		2,848,037		417,384	552,795		799,417
Columbia Portfolio Builder Conservative	524,245	528,590		384,348		8,450	16,829		4,989
Columbia Portfolio Builder Moderate	2,911,626	3,277,766		3,944,827		507,020	661,689		702,939
Columbia Portfolio Builder Moderate Aggressive	3,171,640	4,181,445		5,635,597		795,856	1,125,393		1,613,677
Columbia Portfolio Builder Moderate Conservative	885,194	982,012		1,088,559		111,387	153,386		140,630
Columbia Portfolio Builder Total Equity	1,059,706	1,561,130		2,257,735		202,573	319,114		471,536
RiverSource S&P 500 Index	N/A	N/A		N/A		N/A	N/A		N/A
RiverSource Small Company Index	265,422	365,094		563,878		265,422	317,088		117,897
For funds with fiscal period ending March 31
Columbia Equity Value	245,798	374,068		496,313		28,520	65,246		16,594
RiverSource Precious Metals and Mining	224,264	159,379		192,503		6,986	55,468		50,572
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	44,207	57,137		149,480	(b)	2,401	5,429		46,196	(b)
Columbia Recovery and Infrastructure	1,817,351	221,190	(c)	N/A		337,598	(7,085	)(c)	N/A
Columbia Retirement Plus 2010	6,098	7,536		32,694		2,480	1,465		11,266
Columbia Retirement Plus 2015	12,014	17,354		70,298		5,364	5,173		50,360
Columbia Retirement Plus 2020	20,614	26,015		41,850		8,068	12,539		21,519
Columbia Retirement Plus 2025	15,117	21,208		49,187		6,222	7,872		25,003
Columbia Retirement Plus 2030	14,540	19,999		51,530		5,797	9,336		28,063
Columbia Retirement Plus 2035	11,125	14,670		31,469		5,669	6,101		19,162
Columbia Retirement Plus 2040	18,304	17,700		39,332		8,927	8,815		21,208
Columbia Retirement Plus 2045	15,018	16,697		23,890		6,063	6,510		12,087
For funds with fiscal period ending May 31
Columbia High Yield Bond	1,321,507	974,983		882,107		297,716	108,896		41,174
Columbia Multi-Advisor Small Cap Value	305,205	287,969		607,350		56,453	38,780		117,005
Columbia U.S. Government Mortgage	109,683	101,207		136,891		(17,796)	(70,344)		(116,397)
RiverSource Partners Fundamental Value	340,583	494,967		766,263		14,174	43,220		58,252
RiverSource Short Duration U.S. Government	392,239	530,165		660,354		35,955	107,433		(152,827)

152

	Sales charges paid to Distributor					Amount retained after paying commissions and other expenses
Fund	2010	2009		2008		2010	2009		2008
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	$1,058,723	$798,182		$1,648,530		$175,949	$39,934		$206,622
RiverSource Real Estate	80,410	98,301		211,915		15,331	18,158		63,306
For funds with fiscal period ending July 31
Columbia Floating Rate	240,774	189,836		380,143		(11,075)	11,806		(174,369)
Columbia Income Opportunities	1,196,954	951,690		135,655		271,045	251,745		(11,090)
Columbia Inflation Protected Securities	236,120	332,292		407,706		15,969	101,013		51,044
Columbia Large Core Quantitative	1,610,548	261,402		412,821		377,765	67,822		85,890
Columbia Limited Duration Credit	1,033,053	145,544		92,255		119,494	17,573		9,475
Columbia Money Market	106,803	367,743		339,219		106,058	367,712		339,111
RiverSource Disciplined Small and Mid Cap Equity	25,721	24,097		26,228		7,017	7,132		7,923
RiverSource Disciplined Small Cap Value	5,507	8,386		6,647		1,133	2,011		1,943
For funds with fiscal period ending August 31
Columbia Diversified Bond	1,584,251	1,922,949		1,992,222		77,260	(92,219)		176,513
Columbia Minnesota Tax-Exempt	551,051	406,782		463,447		2,712	84,001		37,217
RiverSource California Tax-Exempt	96,842	92,347		91,928		13,668	9,806		5,945
RiverSource New York Tax-Exempt	31,250	20,992		29,401		6,331	8,033		8,217

	2009	2008		2007		2009	2008		2007
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	$3,383,179	$6,331,545		$9,553,810		$496,151	$1,204,186		$1,407,616
Columbia Large Growth Quantitative	69,425	87,685		20,834	(d)	15,099	30,621		5,197	(d)
Columbia Large Value Quantitative	2,270	0	(e)	N/A		566	0	(e)	N/A
Columbia Mid Cap Value Opportunity	954,172	2,444,490		3,538,910		207,568	898,395		862,120
Columbia Strategic Allocation	2,055,294	5,371,458		8,570,846		347,495	1,321,113		1,738,063
RiverSource Balanced	189,413	287,586		474,702		39,038	36,359		32,524
RiverSource Strategic Income Allocation	600,969	400,285		267,319	(d)	2,484	28,302		26,129	(d)
Seligman California Municipal High-Yield	37,316	98,702		18,611		36,272	13,104		3,125
Seligman California Municipal Quality	60,005	37,798		15,149		56,335	5,413		2,159
Seligman Minnesota Municipal	66,716	49,497		35,607		55,756	6,427		4,740
Seligman National Municipal	222,346	57,892		18,992		199,904	7,651		3,601
Seligman New York Municipal	166,632	48,724		31,659		157,302	7,550		6,334
Seligman TargETFund 2015	22,260	77,218		242,913		22,260	9,521		25,977
Seligman TargETFund 2025	26,925	79,939		188,122		26,925	9,918		19,976
Seligman TargETFund 2035	3,094	13,483		13,573		2,975	1,677		1,493
Seligman TargETFund 2045	7,658	27,815		7,910		7,508	3,493		791
Seligman TargETFund Core	24,251	126,638		297,932		24,251	15,617		30,512

153

	Sales charges paid to Distributor				Amount retained after paying commissions and other expenses
Fund	2009	2008		2007	2009	2008		2007
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	118,256	288,047		10,519	40,664	52,383		3,448
Columbia Asia Pacific ex-Japan(f)	N/A	N/A		N/A	N/A	N/A		N/A
Columbia Emerging Markets Bond	70,770	41,906		25,743	28,245	10,486		1,421
Columbia Emerging Markets Opportunity	558,505	780,872		886,062	140,308	(4,109,358)		(7,004,024)
Columbia European Equity	68,398	124,828		226,464	19,191	35,391		90,745
Columbia Frontier	1,357	10,431		25,638	735	1,351		3,856
Columbia Global Bond	218,412	391,577		314,002	32,697	118,930		215,442
Columbia Global Equity	361,007	800,774		896,578	60,748	114,011		99,098
Columbia Global Extended Alpha	8,674	1,795	(g)	N/A	3,445	307	(g)	N/A
Columbia Multi-Advisor International Value	580,503	1,584,444		4,085,674	68,413	235,164		641,699
Columbia Seligman Global Technology	221,563	265,528		309,290	184,936	233,685		274,719
RiverSource Disciplined International Equity	61,779	168,692		130,761	8,596	36,899		14,894
RiverSource Partners International Select Growth	213,399	560,302		885,940	43,200	118,125		226,007
RiverSource Partners International Small Cap	53,930	88,479		164,026	26,245	20,053		19,649
Threadneedle Global Equity Income	38,564	18,558	(g)	N/A	7,576	4,340	(g)	N/A
Threadneedle International Opportunity	168,431	319,850		501,090	37,276	49,744		56,669
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	477,836	319,831		313,115	100,280	64,831		(19,725)
Columbia Mid Cap Growth Opportunity	453,947	360,393		608,683	131,709	59,123		115,052
RiverSource Intermediate Tax-Exempt	75,578	59,348		62,985	3,223	(792)		(10,183)
RiverSource Tax-Exempt High Income	1,164,712	1,042,555		1,182,244	192,881	151,444		181,059
For funds with fiscal period ending December 31
Columbia Government Money Market	22,845	N/A		N/A	22,830	N/A		N/A
Columbia Select Large-Cap Value	83,550	112,370		67,382	72,301	14,405		8,773
Columbia Select Smaller-Cap Value	73,571	31,742		65,218	39,883	4,542		8,361
Columbia Seligman Communications and Information	3,487,463	1,478,105		2,850,171	3,197,170	187,649		320,100
RiverSource LaSalle Global Real Estate	14,337	4,931		439,574	13,946	638		50,672
RiverSource LaSalle Monthly Dividend Real Estate	15,219	19,987		95,027	14,907	2,839		10,193
Seligman Capital	30,899	34,577		66,383	27,966	6,030		11,356
Seligman Growth	336,636	43,178		48,116	115,283	11,948		10,926

(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

154

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and/or servicing not covered by the sales charges received under the Distribution Agreement, the Legacy RiverSource funds approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan is a reimbursement plan whereby the fund pays the distributor a fee up to actual expenses incurred.

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees (as an annual percent of average daily net assets) applicable to each share class of a Legacy RiverSource fund:

Share Class	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	0.25%(a)
Class B	0.75%	0.25%	1.00%(b)
Class C	0.75%	0.25%	1.00%(a)
Class I	None	None	None
Class R (formerly Class R2)	up to 0.50%	up to 0.25%	0.50%(a),(c)
Class R3	0.25%	0.25%(d)	0.50%(d)
Class R4	None	0.25%(d)	0.25%(d)
Class R5	None	None	None
Class W	up to 0.25%	up to 0.25%	0.25%(a)
Class Z	None	None	None

(a)	Fee amounts noted apply to all funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the distributor’s waiver of the 12b-1 fees on these specific share classes of these funds.
(b)	Fee amounts noted apply to all funds other than Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. Effective after the close of business on Sept. 3, 2010, Class B shares will be closed to new and existing investors.
(c)	The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on Sept. 3, 2010, were known as Class R2 shares. For Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(d)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

For the Legacy RiverSource funds, for Class A, Class B and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

155

If you maintain shares of the fund directly with the fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees are retained by the distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 23. 12b-1 Fees

Fund	Class A	Class B	Class C	Class D*	Class R*	Class R3	Class W
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$471,671	$273,352	$105,503	N/A	N/A	N/A	N/A
Columbia Income Builder Fund II	843,392	386,458	146,186	N/A	N/A	N/A	N/A
Columbia Income Builder Fund III	420,462	181,976	83,149	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Aggressive	906,136	651,430	196,648	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Conservative	427,544	415,794	145,696	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Moderate	2,010,066	1,572,878	469,838	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Moderate Aggressive	1,896,292	1,394,436	362,267	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Moderate Conservative	744,235	615,354	206,862	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Total Equity	769,440	529,603	177,552	N/A	N/A	N/A	N/A
RiverSource S&P 500 Index	N/A	N/A	N/A	$54,437	N/A	N/A	N/A
RiverSource Small Company Index	781,451	482,501	N/A	N/A	N/A	N/A	N/A
For funds with fiscal period ending March 31
Columbia Equity Value	1,484,672	513,603	42,567	N/A	$52	$369	$8
RiverSource Precious Metals and Mining	303,284	137,925	31,060	N/A	N/A	N/A	N/A
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	80,959	14,686	19,355	N/A	N/A	N/A	N/A
Columbia Recovery and Infrastructure(a)	573,841	125,316	127,106	N/A	93	39	N/A
Columbia Retirement Plus 2010	7,863	N/A	N/A	N/A	18	10	N/A
Columbia Retirement Plus 2015	12,794	N/A	N/A	N/A	18	10	N/A
Columbia Retirement Plus 2020	11,607	N/A	N/A	N/A	146	8	N/A
Columbia Retirement Plus 2025	6,809	N/A	N/A	N/A	97	8	N/A
Columbia Retirement Plus 2030	10,004	N/A	N/A	N/A	45	13	N/A
Columbia Retirement Plus 2035	4,104	N/A	N/A	N/A	17	8	N/A
Columbia Retirement Plus 2040	3,831	N/A	N/A	N/A	50	70	N/A
Columbia Retirement Plus 2045	3,364	N/A	N/A	N/A	18	8	N/A
For funds with fiscal period ending May 31
Columbia High Yield Bond	3,126,170	1,016,761	599,062	N/A	19,571	5,898	263,891
Columbia Multi-Advisor Small Cap Value	629,566	635,056	71,205	N/A	2,666	433	N/A
Columbia U.S. Government Mortgage	195,150	198,412	44,904	N/A	N/A	N/A	N/A
RiverSource Partners Fundamental Value	846,835	604,556	88,558	N/A	N/A	N/A	N/A
RiverSource Short Duration U.S. Government	1,289,353	810,418	242,435	N/A	11,521	N/A	12
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	2,335,959	777,706	197,105	N/A	228	11	10
RiverSource Real Estate	128,018	64,833	11,302	N/A	N/A	N/A	6

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Fund	Class A	Class B	Class C	Class D*	Class R*	Class R3	Class W
For funds with fiscal period ending July 31
Columbia Floating Rate	$661,379	$129,749	$172,291	N/A	N/A	N/A	$11
Columbia Income Opportunities	1,165,157	362,360	508,953	N/A	N/A	N/A	N/A
Columbia Inflation Protected Securities	676,148	221,294	156,599	N/A	$5,707	N/A	401,982
Columbia Large Core Quantitative	6,447,567	1,947,821	209,143	N/A	9,201	$14	1,372,152
Columbia Limited Duration Credit	710,400	120,305	341,535	N/A	N/A	N/A	12
Columbia Money Market	2,064,367	421,815	29,890	N/A	5	N/A	14,212
RiverSource Disciplined Small and Mid Cap Equity	25,573	9,144	2,729	N/A	N/A	N/A	265,113
RiverSource Disciplined Small Cap Value	19,337	2,362	1,006	N/A	17	12	N/A
For funds with fiscal period ending August 31
Columbia Diversified Bond	7,117,570	1,741,108	582,197	N/A	2,116	26	1,070,556
Columbia Minnesota Tax-Exempt	779,724	88,473	163,760	N/A	N/A	N/A	N/A
RiverSource California Tax-Exempt	379,034	25,963	31,712	N/A	N/A	N/A	N/A
RiverSource New York Tax-Exempt	129,187	19,927	9,978	N/A	N/A	N/A	N/A
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	7,673,291	4,133,298	654,310	N/A	32,750	224,770	7
Columbia Large Growth Quantitative	285,822	31,420	14,405	N/A	31	16	148,342
Columbia Large Value Quantitative	2,658	717	132	N/A	33	16	203,257
Columbia Mid Cap Value Opportunity	2,975,723	1,048,865	359,404	N/A	56,692	82,312	7
Columbia Strategic Allocation	2,727,681	1,272,157	456,933	N/A	16	8	N/A
RiverSource Balanced	1,240,431	190,901	34,422	N/A	54	N/A	N/A
RiverSource Strategic Income Allocation	421,534	206,718	76,158	N/A	23	11	N/A
Seligman California Municipal High-Yield	42,842	N/A	54,350	N/A	N/A	N/A	N/A
Seligman California Municipal Quality	54,798	N/A	34,584	N/A	N/A	N/A	N/A
Seligman Minnesota Municipal	99,128	N/A	9,092	N/A	N/A	N/A	N/A
Seligman National Municipal	461,232	N/A	105,746	N/A	N/A	N/A	N/A
Seligman New York Municipal	99,753	N/A	67,646	N/A	N/A	N/A	N/A
Seligman TargETFund 2015	29,037	N/A	116,119	N/A	7,361	N/A	N/A
Seligman TargETFund 2025	34,200	N/A	114,588	N/A	11,757	N/A	N/A
Seligman TargETFund 2035	10,620	N/A	17,945	N/A	6,060	N/A	N/A
Seligman TargETFund 2045	6,401	N/A	6,705	N/A	3,486	N/A	N/A
Seligman TargETFund Core	45,600	N/A	289,930	N/A	41,727	N/A	N/A

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Fund	Class A	Class B	Class C	Class D*	Class R*	Class R3	Class W
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$416,349	$35,353	$98,315	N/A	N/A	N/A	$530,074
Columbia Asia Pacific ex-Japan(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Columbia Emerging Markets Bond	35,486	15,974	3,265	N/A	N/A	N/A	254,174
Columbia Emerging Markets Opportunity	715,248	302,533	99,973	N/A	$13,518	N/A	N/A
Columbia European Equity	134,391	81,471	9,558	N/A	N/A	N/A	N/A
Columbia Frontier	56,264	11,282	86,834	N/A	453	$3	N/A
Columbia Global Bond	593,225	367,588	44,351	N/A	N/A	N/A	147,100
Columbia Global Equity	884,744	362,565	57,394	N/A	192	8	8
Columbia Global Extended Alpha	5,199	2,820	1,035	N/A	36	18	N/A
Columbia Multi-Advisor International Value	1,476,812	892,831	106,186	N/A	N/A	N/A	N/A
Columbia Seligman Global Technology	469,642	85,618	559,118	N/A	15,300	3	N/A
RiverSource Disciplined International Equity	115,524	76,758	9,922	N/A	15	7	530,215
RiverSource Partners International Select Growth	414,628	250,377	42,614	N/A	110	N/A	N/A
RiverSource Partners International Small Cap	57,422	42,653	4,096	N/A	N/A	N/A	N/A
Threadneedle Global Equity Income	38,589	17,080	2,551	N/A	36	18	N/A
Threadneedle International Opportunity	576,787	226,132	30,118	N/A	1,240	8	N/A
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	1,580,370	189,971	72,103	N/A	N/A	N/A	N/A
Columbia Mid Cap Growth Opportunity	1,123,363	500,167	46,013	N/A	N/A	N/A	N/A
RiverSource Intermediate Tax-Exempt	197,660	44,588	36,432	N/A	N/A	N/A	N/A
RiverSource Tax-Exempt High Income	5,482,675	487,040	137,058	N/A	N/A	N/A	N/A
For funds with fiscal period ending December 31
Columbia Government Money Market(c)	54,819	51,551	133,682	N/A	6,985	N/A	N/A
Columbia Seligman Communications and Information	5,402,710	1,008,895	5,611,229	N/A	133,982	11	N/A
Columbia Select Large-Cap Value	324,397	67,910	372,709	N/A	34,736	6	N/A
Columbia Select Smaller-Cap Value	274,250	132,950	382,137	N/A	43,885	5	N/A
RiverSource LaSalle Global Real Estate	15,681	N/A	27,290	N/A	248	6	N/A
RiverSource LaSalle Monthly Dividend Real Estate	15,884	20,254	84,243	N/A	15,651	6	N/A
Seligman Capital	350,797	65,892	404,801	N/A	42,283	6	N/A
Seligman Growth	1,283,827	316,419	239,516	N/A	4,129	5	N/A

*	Effective Sept. 7, 2010, Class D was renamed as Class A and Class R2 was renamed as Class R.
(a)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(b)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(c)	Effective March 27, 2009, Class C2 shares converted to Class A shares. The amount attributable to Class C2 prior to the conversion is $4,804.

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For funds with Class B and Class C shares:

The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed (“unreimbursed expense”) for Class B and Class C shares. These amounts are based on the most recent information available as of July 31, 2010 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Table 24. Unreimbursed Distribution Expenses

	Class B	Percentage of Class B net assets	Class C	Percentage of Class C net assets
Columbia 120/20 Contrarian Equity Fund	$83,000	5.34%	$17,000	0.82%
Columbia Absolute Return Currency and Income Fund	58,000	4.20%	19,000	0.36%
Columbia AMT-Free Tax-Exempt Bond Fund	372,000	2.73%	84,000	0.87%
Columbia Diversified Bond Fund	7,421,000	4.42%	783,000	1.29%
Columbia Diversified Equity Income Fund	15,146,000	4.63%	753,000	1.14%
Columbia Dividend Opportunity Fund	3,160,000	4.35%	230,000	1.01%
Columbia Emerging Markets Bond Fund	107,000	2.85%	52,000	3.38%
Columbia Emerging Markets Opportunity Fund	1,096,000	2.58%	1,496,000	4.30%
Columbia Equity Value Fund	1,495,000	3.47%	59,000	1.32%
Columbia European Equity Fund	179,000	3.35%	22,000	1.73%
Columbia Floating Rate Fund	718,000	5.45%	145,000	0.68%
Columbia Frontier Fund	15,000	0.14%	1,294,000	12.29%
Columbia Global Bond Fund	1,130,000	4.36%	83,000	1.43%
Columbia Global Equity Fund	1,321,000	4.49%	1,518,000	15.96%
Columbia Global Extended Alpha Fund	37,000	10.10%	1,000	0.67%
Columbia Government Money Market Fund	92,000	2.13%	2,847,000	18.16%
Columbia High Yield Bond Fund	3,225,000	3.51%	8,946,000	12.49%
Columbia Income Builder Fund	1,718,000	7.31%	105,000	0.74%
Columbia Income Builder Fund II	2,301,000	7.02%	97,000	0.61%
Columbia Income Builder Fund III	1,182,000	7.53%	62,000	0.70%
Columbia Income Opportunities Fund	1,550,000	4.33%	212,000	0.35%
Columbia Inflation Protected Securities Fund	1,055,000	5.20%	179,000	1.04%
Columbia Large Core Quantitative Fund	10,407,000	5.12%	1,342,000	6.10%
Columbia Large Growth Quantitative Fund	157,000	4.85%	11,000	0.67%
Columbia Large Value Quantitative Fund	4,000	1.94%	1,000	1.10%
Columbia Limited Duration Credit Fund	541,000	3.44%	387,000	0.79%
Columbia Mid Cap Growth Opportunity Fund	1,527,000	N/A	88,000	0.73%
Columbia Mid Cap Value Opportunity Fund	4,111,000	3.43%	279,000	0.64%
Columbia Minnesota Tax-Exempt fund	187,000	2.05%	168,000	0.87%
Columbia Money Market Fund	5,787,000	12.85%	26,000	0.33%
Columbia Multi-Advisor International Value Fund	3,708,000	5.77%	175,000	1.96%
Columbia Multi-Advisor Small Cap Value Fund	1,809,000	3.07%	109,000	1.45%
Columbia Portfolio Builder Aggressive Fund	3,030,000	4.32%	170,000	0.62%
Columbia Portfolio Builder Conservative Fund	2,093,000	5.36%	169,000	0.78%
Columbia Portfolio Builder Moderate Aggressive Fund	6,581,000	4.49%	1,177,000	2.30%
Columbia Portfolio Builder Moderate Conservative Fund	3,079,000	5.08%	269,000	0.90%
Columbia Portfolio Builder Moderate Fund	7,877,000	4.63%	1,561,000	2.17%
Columbia Portfolio Builder Total Equity Fund	2,563,000	4.68%	1,377,000	5.29%
Columbia Recovery and Infrastructure Fund	317,000	1.55%	130,000	0.45%
Columbia Select Large-Cap Value Fund	101,000	1.90%	3,010,000	6.96%

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	Class B	Percentage of Class B net assets	Class C	Percentage of Class C net assets
Columbia Select Smaller-Cap Value Fund	$722,000	2.20%	$2,781,000	6.14%
Columbia Seligman Communications and Information Fund	865,000	1.01%	20,528,000	3.10%
Columbia Seligman Global Technology Fund	505,000	2.25%	4,631,000	6.30%
Columbia Strategic Allocation Fund	6,013,000	6.61%	409,000	1.11%
Columbia U.S. Government Mortgage Fund	845,000	4.81%	52,000	0.90%
RiverSource Balanced Fund	704,000	4.45%	1,477,000	16.33%
RiverSource California Tax-Exempt Fund	75,000	2.88%	30,000	0.89%
RiverSource Disciplined International Equity Fund	321,000	5.81%	14,000	1.52%
RiverSource Disciplined Small and Mid Cap Equity Fund	50,000	6.37%	5,000	2.44%
RiverSource Disciplined Small Cap Value Fund	16,000	9.43%	2,000	1.66%
RiverSource Intermediate Tax-Exempt Fund	109,000	3.43%	54,000	0.82%
RiverSource LaSalle Global Real Estate Fund	N/A	N/A	788,000	35.06%
RiverSource LaSalle Monthly Dividend Real Estate Fund	27,000	1.16%	317,000	14.10%
RiverSource New York Tax-Exempt Fund	54,000	2.85%	11,000	0.10%
RiverSource Partners Fundamental Value Fund	2,349,000	4.69%	128,000	12.88%
RiverSource Partners International Select Growth Fund	944,000	4.53%	2,023,000	24.87%
RiverSource Partners International Small Cap Fund	213,000	4.09%	2,000	0.03%
RiverSource Precious Metals and Mining Fund	364,000	2.61%	42,000	0.19%
RiverSource Real Estate Fund	384,000	5.38%	15,000	0.32%
RiverSource Short Duration U.S. Government Fund	3,429,000	5.28%	1,491,000	93.39%
RiverSource Small Company Index Fund	1,330,000	3.12%	N/A	N/A
RiverSource Strategic Income Allocation Fund	1,143,000	4.15%	119,000	0.63%
RiverSource Tax-Exempt High Income Fund	835,000	2.38%	182,000	1.06%
Seligman California Municipal High-Yield Fund	N/A	N/A	242,000	4.19%
Seligman California Municipal Quality Fund	N/A	N/A	203,000	6.00%
Seligman Capital Fund	68,000	1.72%	5,273,000	12.95%
Seligman Growth Fund	3,750,000	4.29%	2,110,000	8.12%
Seligman Minnesota Municipal Fund	N/A	N/A	93,000	5.84%
Seligman National Municipal Fund	N/A	N/A	2,282,000	6.73%
Seligman New York Municipal Fund	N/A	N/A	265,000	3.12%
Seligman TargETFund 2015	N/A	N/A	982,000	10.39%
Seligman TargETFund 2025	N/A	N/A	1,063,000	8.43%
Seligman TargETFund 2035	N/A	N/A	328,000	12.46%
Seligman TargETFund 2045	N/A	N/A	192,000	17.84%
Seligman TargETFund Core	N/A	N/A	1,787,000	7.24%
Threadneedle Global Equity Income Fund	87,000	3.93%	6,000	0.95%
Threadneedle International Opportunity Fund	716,000	3.95%	62,000	0.85%

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or

160

servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

Marketing and Sales Support

Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary’s personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary’s organization, including placement of the fund on the financial intermediary’s preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Below is a list of firms that the distributor and its affiliates make payments to for the above described services.

•	ACS HR Solutions

•	ADP Broker-Dealer, Inc.

•	American Century Investment Management, Inc. and American Century Investment Services, Inc.

•	Ameriprise Financial Services, Inc./American Enterprise Investment Services, Inc.

•	Associated Securities Corp.

•	Benefit Plans Administrative Services, Inc. and Community Bank System, Inc.

•	Boston Financial Data Services, Inc.

•	Charles Schwab Trust Company

•	Charles Schwab and Company, Inc.

•	Citigroup Global Markets Inc.

•	Columbia Management Advisors, LLC and Columbia Management Distributors, Inc.

•	Digital Retirement Solutions, Inc.

•	Expertplan, Inc.

•	Fidelity Brokerage Services/National Financial Services

•	Fidelity Investments Institutional Operations Company/Fidelity Investments Institutional Service Company

•	FTJ Fund Choice, LLC

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hartford Securities Distribution Company, Inc.

•	ICMA-RC Services LLC

•	ING Institutional Plan Services, LLC

•	ING Life Insurance and Annuity Company

•	J.P. Morgan Chase Bank, N.A.

•	J.P. Morgan Retirement Plan Services, LLC

•	John Hancock Life Insurance Company

•	John Hancock Life Insurance Company New York

•	Lincoln Retirement Services Company LLC

•	LPL Financial Corporation

•	Massachusetts Mutual Life Insurance Company (Mass Mutual/MML)

161

•	Mercer HR Services, LLC

•	Merrill Lynch Life Insurance Company

•	Merrill Lynch, Pierce, Fenner & Smith, Inc.

•	Mid Atlantic Capital Corporation

•	Minnesota Life Insurance Company

•	ML Life Insurance Company of New York

•	Morgan Stanley & Co., Inc.

•	MSCS Financial Services, LLC

•	Mutual Service Corporation

•	Nationwide Financial Services, Inc.

•	Newport Retirement Services, Inc.

•	NYLife Distributors LLC

•	Oppenheimer & Co. Inc.

•	Principal Life Insurance Company

•	Prudential Insurance Company of America/Prudential Investments Retirement Services

•	Prudential Investment Management Services LLC/Prudential Investments LLC

•	Raymond James & Associates, Inc. and Raymond James Financial Services, Inc.

•	RBC Capital Markets Corporation

•	Reliance Trust Company

•	The Retirement Plan Company, LLC

•	Securities America, Inc.

•	Standard Retirement Services, Inc.

•	TD Ameritrade Trust Company

•	The Princeton Retirement Group, Inc. and GPC Securities, Inc.

•	UBS Financial Services, Inc.

•	UVest Financial Services Group, Inc.

•	The Vanguard Group, Inc.

•	Vertical Management Systems, Inc.

•	Wachovia Bank NA

•	Waterstone Financial Group, Inc.

•	Wells Fargo Advisors Financial Network, LLC

•	Wells Fargo Bank N.A.

•	Wilmington Trust Company

•	Wilmington Trust Retirement and Institutional Services Company

Other Payments

The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund’s custodian agreement.

162

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund’s net assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund’s management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. Shares of the RiverSource and Threadneedle funds have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected, all of which may, in the shareholder’s discretion, be voted for a single director. The Seligman funds do not provide for cumulative voting rights.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a

163

Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 25. Fund History Table

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Columbia Frontier Fund, Inc.	7/9/84	12/10/84	Corporation	MD	10/31	Yes
Columbia Seligman Communications and Information Fund, Inc.(19)	10/8/82	6/23/83	Corporation	MD	12/31	Yes
RiverSource Bond Series, Inc.(2)	4/29/81, 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Floating Rate Fund		2/16/06				Yes
Columbia Income Opportunities Fund		6/19/03				Yes
Columbia Inflation Protected Securities Fund		3/4/04				No
Columbia Limited Duration Credit Fund(19)		6/19/03				Yes
RiverSource California Tax-Exempt Trust	4/7/86		Business Trust	MA	8/31(10)
RiverSource California Tax-Exempt Fund		8/18/86				No
RiverSource Dimensions Series, Inc.	2/20/68, 4/8/86(1)		Corporation	NV/MN	7/31
RiverSource Disciplined Small and Mid Cap Equity Fund		5/18/06				Yes
RiverSource Disciplined Small Cap Value Fund		2/16/06				Yes
RiverSource Diversified Income Series, Inc.(2)	6/27/74, 4/8/86(1)		Corporation	NV/MN	8/31
Columbia Diversified Bond Fund(3)		10/3/74				Yes
RiverSource Equity Series, Inc.	3/18/57, 4/8/86(1)		Corporation	NV/MN	11/30
Columbia Mid Cap Growth Opportunity Fund(4),(19)		6/4/57				Yes
RiverSource Global Series, Inc.	10/28/88		Corporation	MN	10/31
Columbia Absolute Return Currency and Income Fund		6/15/06				Yes
Columbia Emerging Markets Bond Fund		2/16/06				No
Columbia Global Bond Fund		3/20/89				No
Columbia Emerging Markets Opportunity Fund(4),(5),(11),(19)		11/13/96				Yes
Columbia Global Equity Fund(5),(6),(11)		5/29/90				Yes
Columbia Global Extended Alpha Fund		8/1/08				Yes
Threadneedle Global Equity Income Fund		8/1/08				Yes
RiverSource Government Income Series, Inc.	3/12/85		Corporation	MN	5/31
Columbia U.S. Government Mortgage Fund		2/14/02				Yes
RiverSource Short Duration U.S. Government Fund(3)		8/19/85				Yes
Columbia Government Money Market Fund, Inc.(17)	6/29/76	1/31/77	Corporation	MD	12/31	Yes
RiverSource High Yield Income Series, Inc.	8/17/83		Corporation	MN	5/31
Columbia High Yield Bond Fund(3)		12/8/83				Yes
RiverSource Income Series, Inc.	2/10/45; 4/8/86(1)		Corporation	NV/MN	1/31(7)
Columbia Income Builder Fund(19)		2/16/06				Yes
Columbia Income Builder Fund II(19)		2/16/06				Yes
Columbia Income Builder Fund III(19)		2/16/06				Yes
RiverSource International Managers Series, Inc.(2)	5/9/01		Corporation	MN	10/31
Columbia Multi-Advisor International Value Fund(11),(19)		9/28/01				Yes
RiverSource Partners International Select Growth Fund(11)		9/28/01				Yes
RiverSource Partners International Small Cap Fund(11)		10/3/02				Yes

164

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
RiverSource International Series, Inc.(2)	7/18/84		Corporation	MN	10/31
Columbia Asia Pacific ex-Japan Fund(19)		7/15/09				Yes
Columbia European Equity Fund(5),(11)		6/26/00				Yes
RiverSource Disciplined International Equity Fund		5/18/06				Yes
Threadneedle International Opportunity Fund(4),(5),(11)		11/15/84				Yes
RiverSource Investment Series, Inc.	1/18/40; 4/8/86(1)		Corporation	NV/MN	9/30
Columbia Diversified Equity Income Fund		10/15/90				Yes
Columbia Large Quantitative Growth Fund(19)		5/17/07				Yes
Columbia Large Quantitative Value Fund(19)		8/1/08				Yes
Columbia Mid Cap Value Opportunity Fund(19)		2/14/02				Yes
RiverSource Balanced Fund(4)		4/16/40				Yes
RiverSource Large Cap Series, Inc.(2)	5/21/70, 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Large Core Quantitative Fund(4),(19)		4/24/03				Yes
RiverSource Managers Series, Inc.(2)	3/20/01		Corporation	MN	5/31
Columbia Multi-Advisor Small Cap Value Fund(11),(19)		6/18/01				Yes
RiverSource Partners Fundamental Value Fund(11)		6/18/01				Yes
RiverSource Market Advantage Series, Inc.	8/25/89		Corporation	MN	1/31
Columbia Portfolio Builder Conservative Fund		3/4/04				Yes
Columbia Portfolio Builder Moderate Conservative Fund		3/4/04				Yes
Columbia Portfolio Builder Moderate Fund		3/4/04				Yes
Columbia Portfolio Builder Moderate Aggressive Fund		3/4/04				Yes
Columbia Portfolio Builder Aggressive Fund		3/4/04				Yes
Columbia Portfolio Builder Total Equity Fund		3/4/04				Yes
RiverSource S&P 500 Index Fund		10/25/99				Yes
RiverSource Small Company Index Fund		8/19/96				Yes
RiverSource Money Market Series, Inc.	8/22/75; 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Money Market Fund(19)		10/6/75				Yes
RiverSource Sector Series, Inc.	3/25/88		Corporation	MN	6/30
Columbia Dividend Opportunity Fund(8)		8/1/88				Yes
RiverSource Real Estate Fund		3/4/04				No
RiverSource Selected Series, Inc.	10/5/84		Corporation	MN	3/31
RiverSource Precious Metals and Mining Fund(9)		4/22/85				No
RiverSource Series Trust(14)	1/27/06		Business Trust	MA	4/30
Columbia 120/20 Contrarian Equity Fund		10/18/07				Yes
Columbia Marsico Flexible Capital Fund		9/28/10				No
Columbia Recovery and Infrastructure Fund		2/19/09				No
Columbia Retirement Plus 2010 Fund		5/18/06				Yes
Columbia Retirement Plus 2015 Fund		5/18/06				Yes
Columbia Retirement Plus 2020 Fund		5/18/06				Yes
Columbia Retirement Plus 2025 Fund		5/18/06				Yes
Columbia Retirement Plus 2030 Fund		5/18/06				Yes
Columbia Retirement Plus 2035 Fund		5/18/06				Yes
Columbia Retirement Plus 2040 Fund		5/18/06				Yes
Columbia Retirement Plus 2045 Fund		5/18/06				Yes
RiverSource Short Term Investments Series, Inc.(15)	4/23/68, 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Short-Term Cash Fund		9/26/06				Yes
RiverSource Special Tax-Exempt Series Trust	4/7/86		Business Trust	MA	8/31(10)

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Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Columbia Minnesota Tax-Exempt Fund		8/18/86				No
RiverSource New York Tax-Exempt Fund		8/18/86				No
RiverSource Strategic Allocation Series, Inc.(2)	10/9/84		Corporation	MN	9/30
Columbia Strategic Allocation Fund(4)		1/23/85				Yes
RiverSource Strategic Income Allocation Fund		5/17/07				Yes
RiverSource Strategy Series, Inc.	1/24/84		Corporation	MN	3/31
Columbia Equity Value Fund		5/14/84				Yes
RiverSource Tax-Exempt Income Series, Inc.(2)	12/21/78; 4/8/86(1)		Corporation	NV/MN	11/30
RiverSource Tax-Exempt High Income Fund(4)		5/7/79				Yes
RiverSource Tax-Exempt Series, Inc.	9/30/76, 4/8/86(1)		Corporation	NV/MN	11/30
Columbia AMT-Free Tax-Exempt Bond Fund(19)		11/24/76				Yes
RiverSource Intermediate Tax-Exempt Fund		11/13/96				Yes
RiverSource Variable Series Trust(12)	9/11/07		Business Trust	MA	12/31
Disciplined Asset Allocation Portfolios – Aggressive		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Conservative		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Moderate		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Moderately Aggressive		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Moderately Conservative		5/1/08				Yes
RiverSource Variable Portfolio – Balanced Fund(4)		4/30/86				Yes
RiverSource Variable Portfolio – Cash Management Fund		10/31/81				Yes
RiverSource Variable Portfolio – Core Equity Fund		9/10/04				Yes
RiverSource Variable Portfolio – Diversified Bond Fund(3)		10/13/81				Yes
RiverSource Variable Portfolio – Diversified Equity Income Fund		9/15/99				Yes
RiverSource Variable Portfolio – Dynamic Equity Fund(5),(16)		10/13/81				Yes
RiverSource Variable Portfolio – Global Bond Fund		5/1/96				No
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund(13)		9/13/04				No
RiverSource Variable Portfolio – High Yield Bond Fund(3)		5/1/96				Yes
RiverSource Variable Portfolio – Income Opportunities Fund		6/1/04				Yes
RiverSource Variable Portfolio – Mid Cap Growth Fund(4)		5/1/01				Yes
RiverSource Variable Portfolio – Mid Cap Value Fund		5/2/05				Yes
RiverSource Variable Portfolio – S&P 500 Index Fund		5/1/00				Yes
RiverSource Variable Portfolio – Short Duration U.S. Government Fund(3)		9/15/99				Yes
Seligman Variable Portfolio – Growth Fund(16)		9/15/99				Yes
Seligman Variable Portfolio – Larger-Cap Value Fund(16)		02/4/04				Yes
Seligman Variable Portfolio – Smaller-Cap Value Fund(16)		9/15/99				Yes
Threadneedle Variable Portfolio – Emerging Markets Fund(4),(5),(11)		5/1/00				Yes
Threadneedle Variable Portfolio – International Opportunity Fund(4),(5),(11)		1/13/92				Yes
Variable Portfolio — Aggressive Portfolio		4/14/10				Yes
Variable Portfolio — AllianceBernstein International Value Fund		4/14/10				Yes
Variable Portfolio — American Century Diversified Bond Fund		4/14/10				Yes
Variable Portfolio — American Century Growth Fund		4/14/10				Yes
Variable Portfolio — Columbia Wanger International Equities Fund		4/14/10				Yes
Variable Portfolio — Columbia Wanger U.S. Equities Fund		4/14/10				Yes
Variable Portfolio — Conservative Portfolio		4/14/10				Yes
Variable Portfolio — Davis New York Venture Fund(11), (18)		5/1/06				Yes

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Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Variable Portfolio — Eaton Vance Floating-Rate Income Fund		4/14/10				Yes
Variable Portfolio — Goldman Sachs Mid Cap Value Fund(11), (18)		2/4/04				Yes
Variable Portfolio — Invesco International Growth Fund		4/14/10				Yes
Variable Portfolio — J.P. Morgan Core Bond Fund		4/14/10				Yes
Variable Portfolio — Jennison Mid Cap Growth Fund		4/14/10				Yes
Variable Portfolio — Marsico Growth Fund		4/14/10				Yes
Variable Portfolio — MFS Value Fund		4/14/10				Yes
Variable Portfolio — Moderate Portfolio		4/14/10				Yes
Variable Portfolio — Moderately Aggressive Portfolio		4/14/10				Yes
Variable Portfolio — Moderately Conservative Portfolio		4/14/10				Yes
Variable Portfolio — Mondrian International Small Cap Fund		4/14/10				Yes
Variable Portfolio — Morgan Stanley Global Real Estate Fund		4/14/10				No
Variable Portfolio — NFJ Dividend Value Fund		4/14/10				Yes
Variable Portfolio — Partners Small Cap Growth Fund		4/14/10				Yes
Variable Portfolio — Partners Small Cap Value Fund(11), (18)		8/14/01				Yes
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund		4/14/10				Yes
Variable Portfolio — Pyramis International Equity Fund		4/14/10				Yes
Variable Portfolio — UBS Large Cap Growth Fund		4/14/10				Yes
Variable Portfolio — Wells Fargo Short Duration Government Fund		4/14/10				Yes
Seligman Capital Fund, Inc.	10/21/68	10/9/69	Corporation	MD	12/31	Yes
Seligman Global Fund Series, Inc.	11/22/91		Corporation	MD	10/31
Columbia Seligman Global Technology Fund(19)		5/23/94				Yes
Seligman Growth Fund, Inc.	1/26/37	4/1/37	Corporation	MD	12/31	Yes
Seligman LaSalle Real Estate Fund Series, Inc.	5/30/03		Corporation	MD	12/31
RiverSource LaSalle Global Real Estate Fund(17)		12/29/06				No
RiverSource LaSalle Monthly Dividend Real Estate Fund(17)		7/16/03				Yes
Seligman Municipal Fund Series, Inc.	8/8/83		Corporation	MD	9/30
Seligman National Municipal Class		12/31/83				Yes
Seligman Minnesota Municipal Class		12/30/83				No
Seligman New York Municipal Class		1/3/84				No
Seligman Municipal Series Trust	7/25/84		Business Trust	MA	9/30
Seligman California Municipal High-Yield Series		11/20/84				No
Seligman California Municipal Quality Series		11/20/84				No
Seligman Portfolios, Inc.	7/1/87		Corporation	MD	12/31
Seligman Capital Portfolio		6/21/88				Yes
Seligman Common Stock Portfolio		6/21/88				Yes
Seligman Communications and Information Portfolio		10/11/94				Yes
Seligman Global Technology Portfolio		5/1/96				Yes
Seligman International Growth Portfolio		5/3/93				Yes
Seligman Investment Grade Fixed Income Portfolio		6/21/88				Yes
Seligman Large-Cap Value Portfolio		5/1/98				Yes
Seligman Smaller-Cap Value Portfolio		5/1/98				Yes
Seligman TargetHorizon ETF Portfolios, Inc.	7/6/05		Corporation	MD	9/30
Seligman TargETFund 2015		10/3/05				Yes
Seligman TargETFund 2025		10/3/05				Yes
Seligman TargETFund 2035		10/2/06				Yes
Seligman TargETFund 2045		10/2/06				Yes

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Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Seligman TargETFund Core		10/3/05				Yes
Seligman Value Fund Series, Inc.	1/27/97		Corporation	MD	12/31
Columbia Select Large-Cap Value Fund(19)		4/25/97				Yes
Columbia Select Smaller-Cap Value Fund(19)		4/25/97				Yes

*	Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.
**	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.
(1)	Date merged into a Minnesota corporation incorporated on April 8, 1986.
(2)	Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.
(3)	Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio – Bond Fund changed its name to Variable Portfolio – Diversified Bond Fund, Variable Portfolio – Extra Income Fund changed its name to Variable Portfolio – High Yield Bond Fund and Variable Portfolio – Federal Income Fund changed its name to Variable Portfolio – Short Duration U.S. Government Fund.
(4)	Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio – Equity Select Fund changed its name to Variable Portfolio – Mid Cap Growth Fund, Variable Portfolio – Threadneedle Emerging Markets Fund changed its name to Variable Portfolio – Emerging Markets Fund, Variable Portfolio – Threadneedle International Fund changed its name to Variable Portfolio – International Opportunity Fund, and Variable Portfolio – Managed Fund changed its name to Variable Portfolio – Balanced Fund.
(5)	Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio – Capital Resource Fund changed its name to Variable Portfolio – Large Cap Equity Fund, Variable Portfolio – Emerging Markets Fund changed its name to Variable Portfolio – Threadneedle Emerging Markets Fund and Variable Portfolio – International Fund changed its name to Variable Portfolio – Threadneedle International Fund.
(6)	Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
(7)	Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.
(8)	Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.
(9)	Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.
(10)	Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.
(11)	Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio – Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio – Fundamental Value Fund; RiverSource Variable Portfolio – Select Value Fund changed its name to RiverSource Partners Variable Portfolio – Select Value Fund; and RiverSource Variable Portfolio – Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio – Small Cap Value Fund.
(12)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.
(13)	Effective June 8, 2005, Variable Portfolio – Inflation Protected Securities Fund changed its name to Variable Portfolio – Global Inflation Protected Securities Fund.
(14)	Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.
(15)	Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.
(16)	Effective May 1, 2009, RiverSource Variable Portfolio – Growth Fund changed its name to Seligman Variable Portfolio – Growth Fund, RiverSource Variable Portfolio – Large Cap Equity Fund changed its name to RiverSource Variable Portfolio – Dynamic Equity Fund, RiverSource Variable Portfolio – Large Cap Value Fund changed its name to Seligman Variable Portfolio – Larger-Cap Value Fund, and RiverSource Variable Portfolio – Small Cap Advantage Fund changed its name to Seligman Variable Portfolio – Smaller-Cap Value Fund.
(17)	Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.
(18)	Effective May 1, 2010, RiverSource Partners Variable Portfolio – Fundamental Value Fund changed its name to Variable Portfolio – Davis New York Venture Fund; RiverSource Partners Variable Portfolio – Select Value Fund changed its name to Variable Portfolio – Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio – Small Cap Value Fund changed its name to Variable Portfolio – Partners Small Cap Value Fund.
(19)	Effective Sept. 27, 2010, RiverSource Limited Duration Bond Fund changed its name to Columbia Limited Duration Credit Fund; RiverSource Mid Cap Growth Fund changed its name to Columbia Mid Cap Growth Opportunity Fund; Threadneedle Emerging Markets Fund changed its name to Columbia Emerging Markets Opportunity Fund; RiverSource Income Builder Basic Income Fund changed its name to Columbia Income Builder Fund; RiverSource Income Builder Moderate Income Builder Fund changed its name to Columbia Income Builder Fund II; RiverSource Income Builder Enhanced Fund changed its name to Columbia Income Builder Fund III; RiverSource

168

Partners International Select Value Fund changed its name to Columbia Multi-Advisor International Value Fund; Threadneedle Asia Pacific Fund changed its name to Columbia Asia Pacific ex-Japan Fund; RiverSource Disciplined Large Cap Growth Fund changed its name to Columbia Large Growth Quantitative Fund; RiverSource Disciplined Large Cap Value Fund changed its name to Columbia Large Value Quantitative Fund; RiverSource Mid Cap Value Fund changed its name to Columbia Mid Cap Value Opportunity Fund; RiverSource Disciplined Equity Fund changed its name to Columbia Large Core Quantitative Fund; RiverSource Partners Small Cap Value Fund changed its name to Columbia Multi-Advisor Small Cap Value Fund; RiverSource Cash Management Fund changed its name to Columbia Money Market Fund; RiverSource Tax-Exempt Bond Fund changed its name to Columbia AMT-Free Tax-Exempt Bond Fund; Seligman Communications and Information Fund, Inc. changed its name to Columbia Seligman Communications and Information Fund, Inc.; Seligman Global Technology Fund changed its name to Columbia Seligman Global Technology Fund; Seligman Large-Cap Value Fund changed its name to Columbia Select Large-Cap Value Fund; and Seligman Smaller-Cap Value Fund changed its name to Columbia Select Smaller-Cap Value Fund.

169

Board Members and Officers

Shareholders elect a Board that oversees a fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund’s Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders’ meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

On Nov. 7, 2008, Columbia Management announced the closing of its acquisition of J. & W. Seligman & Co. Incorporated (the “Seligman Acquisition”). In connection with the Seligman Acquisition, Messrs. Leroy C. Richie and John F. Maher, who were members of the Seligman funds’ Board prior to Nov. 7, 2008, began service on the Board after the Seligman Acquisition, which resulted in an overall increase from ten directors to twelve for all funds.

Table 26. Board Members

Independent Board Members*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Other present or past directorships (within past 5 years)	Committee memberships

Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Board Governance, Compliance, Investment Review, Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 1/5/99	Chair, RiverSource and Threadneedle funds, 1999-2006; former Governor of Minnesota	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 75	Board member since 3/1/85	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 75	Board member since 11/1/05	Former Managing Director, Shikiar Asset Management	American Progressive Insurance; Hapoalim Securities USA, Inc.	Distribution, Executive, Investment Review, Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 71	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

170

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Other present or past directorships (within past 5 years)	Committee memberships
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Distribution, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

*	Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. because he serves as an independent director of a broker-dealer that has executed transactions for a subadviser to this fund.

Board Member Affiliated with the Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Other present or past directorships (within past 5 years)	Committee memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President – Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

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The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds’ other officers are:

Table 27. Fund Officers

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton One Financial Center Boston, MA 02111 Age 46	President since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 - January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 - April 2010; Treasurer, Columbia Funds, October 2003 - May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 - December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 - October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006–2009 and Vice President – Operations and Compliance, 2004-2006); Senior Vice President, Columbia Funds, Atlantic Funds and Nations Funds since May 2010; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Jeffrey P. Fox 105 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Treasurer since 7/10/02	Chief Financial Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) and of Seligman Data Corp. since 2008; Vice President – Investment Accounting, Ameriprise Financial, Inc. since 2002; Chief Financial Officer, RiverSource Distributors, Inc. since 2006

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Michael A. Jones 100 Federal Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

172

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Colin Moore One Financial Center Boston, MA 02111 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack One Financial Center Boston, MA 02111 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 - April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 - May 2005

Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President – Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008;

Responsibilities of Board with respect to fund management

The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

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To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND — 2010
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Distribution; Marketing	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Carlson	MN		X			X
Carlton	NY			X	X				X
Flynn	MA						X
Jones	MD				X				X
Laikind	NY	X		X				X	X
Lewis	MN		X				X
Maher	CT	X		X					X
Paglia	NY	X		X					X
Richie	MI	X			X
Taunton-Rigby	MA	X		X					X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider.

Compliance Committee — Supports the funds’ maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds’ CCO to meet with Independent Directors on a regular basis to discuss compliance matters.

174

Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee — Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

Executive Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds’ financial statements and independent audits as well as the funds’ compliance with legal and regulatory requirements relating to the funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures.

This table shows the number of times the committees met during each fund’s most recent fiscal period. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 28. Committee Meetings

Fiscal Period	Board Governance Committee	Compliance Committee	Contracts Committee	Distribution Committee	Executive Committee	Investment Review Committee	Audit Committee
For funds with fiscal period ending January 31	5	5	6	4	2	6	6
For funds with fiscal period ending March 31	5	5	6	4	1	5	6
For funds with fiscal period ending April 30	5	5	6	3	0	5	6
For funds with fiscal period ending May 31	5	5	6	3	0	5	6
For funds with fiscal period ending June 30	5	5	6	2	0	5	6
For funds with fiscal period ending July 31	5	5	6	2	0	5	6
For funds with fiscal period ending August 31	5	5	6	2	0	5	7
For funds with fiscal period ending September 30	5	5	6	4	4	6	6
For funds with fiscal period ending October 31	5	5	6	4	3	6	6
For funds with fiscal period ending November 30	5	5	6	4	3	6	6
For funds with fiscal period ending December 31	5	5	6	4	2	6	6

175

BOARD MEMBER HOLDINGS

The following table shows the Board members’ dollar range of equity securities beneficially owned on Dec. 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

Table 29. Board Member Holdings

Based on net asset values as of Dec. 31, 2009:

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Kathleen Blatz	Columbia Absolute Return Currency and Income	$50,001-$100,000	Over $100,000
	Columbia Dividend Opportunity	Over $100,000
	Columbia Income Opportunities Fund	$10,001-$50,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	RiverSource Partners Small Cap Growth	$10,001-$50,000
	Columbia Multi-Advisor Small Cap Value	$10,001-$50,000
	RiverSource Precious Metals and Mining	$10,001-$50,000
	RiverSource Real Estate	$50,001-$100,000
	Columbia Strategic Allocation	Over $100,000
	Columbia Seligman Communication and Information Fund	$10,001-$50,000
	Seligman National Municipal Fund	$1-$10,000
	Columbia Emerging Markets Opportunity	$10,001-$50,000
	Threadneedle International Opportunity	Over $100,000
	Tri-Continental Corporation	$1-$10,000

Arne Carlson	Columbia Money Market	Over $100,000	Over $100,000
	Columbia Dividend Opportunity	$10,001-$50,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Columbia Portfolio Builder Moderate	$10,001-$50,000
	Columbia Recovery and Infrastructure	$1-$10,000
	RiverSource Short Duration U.S. Government	$1-$10,000
	Columbia Seligman Communications and Information	$10,001-$50,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity	$10,001-$50,000
	Tri-Continental Corporation	$1-$10,000

176

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Pamela Carlton	Columbia Absolute Return Currency and Income	$1-$10,000	Over $100,000**
	Columbia Money Market	$1-$10,000
	Columbia Diversified Equity Income	$10,001-$50,000
	Columbia Floating Rate*	$50,001-$100,000
	RiverSource Short Duration U.S. Government	$50,001-$100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity	$1-$10,000
	Columbia Global Equity	$1-$10,000
	Tri-Continental Corporation	$1-$10,000

Patricia M. Flynn	Columbia Portfolio Builder Moderately Aggressive*	$50,001-$100,000	Over $100,000*
	Columbia Money Market*	$10,001-$50,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Columbia Strategic Allocation*	Over $100,000
	Seligman Growth*	$50,000-$100,000
	Threadneedle International Opportunity*	$50,001-$100,000
	Tri-Continental Corporation	$10,001-$50,000

Anne P. Jones	Columbia Large Core Quantitative	$10,001-$50,000	Over $100,000
	Columbia Diversified Bond	$10,001-$50,000
	Columbia Diversified Equity Income	$10,001-$50,000
	Columbia Global Bond	Over $100,000
	Columbia High Yield Bond	Over $100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	RiverSource Short Duration U.S. Government	Over $100,000
	RiverSource Small Company Index	Over $100,000
	Columbia Strategic Allocation	$50,001-$100,000
	Seligman Growth	$10,001-$50,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Global Equity	$10,001-$50,000
	Tri-Continental Corporation	$1-$10,000

Jeffrey Laikind	Columbia 120/20 Contrarian Equity	$50,001-$100,000	Over $100,000
	Columbia Money Market	Over $100,000
	Columbia Dividend Opportunity	$50,001-$100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Tri-Continental Corporation	$1-$10,000

177

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Stephen R. Lewis, Jr.	Columbia 120/20 Contrarian Equity	$10,001-$50,000	Over $100,000**
	Columbia Absolute Return Currency and Income*	$10,001-$50,000
	Columbia Money Market*	$10,001-$50,000
	Columbia Diversified Bond*	$50,001-$100,000
	Columbia Diversified Equity Income*	Over $100,000
	Columbia Dividend Opportunity	$10,001-$50,000
	Columbia Emerging Markets Bond	$10,001-$50,000
	Columbia Global Bond	$10,001-$50,000
	Columbia Large Growth Quantitative*	$10,001-$50,000
	Columbia Mid Cap Growth Opportunity	$10,001-$50,000
	Columbia Strategic Allocation	$10,001-$50,000
	Columbia Seligman Communications and Information*	Over $100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity*	$50,001-$100,000
	Threadneedle Global Equity Income	$10,001-$50,000
	Threadneedle International Opportunity*	$50,001-$100,000
	Tri-Continental Corporation	$1-$10,000

John F. Maher	Columbia Money Market	$10,001-$50,000	Over $100,000**
	RiverSource LaSalle International Real Estate	$1-$10,000
	Columbia Seligman Communications and Information*	Over $100,000
	Seligman National Municipal Class	$10,001-$50,000
	Tri-Continental Corporation	$50,001-$100,000

Catherine James Paglia	Columbia Money Market*	$10,001-$50,000	Over $100,000**
	Columbia Floating Rate*	Over $100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Tri-Continental Corporation	$1-$10,000

178

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Leroy C. Richie	RiverSource Balanced	$1-$10,000	Over $100,000
	Columbia Large Core Quantitative	$1-$10,000
	Columbia Diversified Bond	$1-$10,000
	Columbia High Yield Bond	$1-$10,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	RiverSource Partners International Select Growth	$1-$10,000
	RiverSource Short Duration U.S. Government	$1-$10,000
	Seligman Capital	$1-$10,000
	Columbia Seligman Communications and Information	$1-$10,000
	Columbia Frontier	$1-$10,000
	Columbia Seligman Global Technology	$1-$10,000
	Seligman Growth	$1-$10,000
	Columbia Select Large-Cap Value	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Select Smaller-Cap Value	$1-$10,000
	Columbia Emerging Markets Opportunity	$1-$10,000
	Columbia Global Equity	$1-$10,000
	Tri-Continental Corporation	Over $100,000

Alison Taunton-Rigby	Columbia 120/20 Contrarian Equity	$10,001-$50,000	Over $100,000
	Columbia Absolute Return Currency and Income	$50,001-$100,000
	Columbia Diversified Equity Income	$10,001-$50,000
	Columbia Income Builder Fund III	Over 100,000
	Columbia Mid Cap Value Opportunity	$50,001-$100,000
	RiverSource Partners International Select Growth	$50,001-$100,000
	Columbia Multi-Advisor Small Cap Value	$50,001-$100,000
	Columbia Strategic Allocation	$50,001-$100,000
	Columbia Seligman Communications and Information	$50,001-$100,000
	Seligman Growth	$50,001-$100,000
	Seligman LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity	$50,001-$100,000
	Tri-Continental Corporation	$1-$10,000

179

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Ted Truscott	Columbia 120/20 Contrarian Equity	$50,001-$100,000	Over $	100,000
	Columbia Absolute Return Currency and Income	$50,001-$100,000
	Columbia Large Core Quantitative	Over $100,000
	RiverSource Disciplined International Equity	Over $100,000
	Columbia Large Growth Quantitative	$50,001-$100,000
	Columbia Large Value Quantitative	$50,001-$100,000
	RiverSource Disciplined Small and Mid Cap Equity	$10,001-$50,000
	Columbia Diversified Bond	Over $100,000
	Columbia Diversified Equity Income	$1-$10,000
	Columbia Dividend Opportunity	$10,001-$50,000
	Columbia Emerging Markets Bond	$10,001-$50,000
	Columbia Global Bond	Over $100,000
	Columbia High Yield Bond	Over $100,000
	Columbia Income Opportunities	$50,001-$100,000
	Columbia Inflation Protected Securities	$10,001-$50,000
	Columbia Limited Duration Credit	Over $100,000
	Columbia Mid Cap Value Opportunity	$50,001-$100,000
	RiverSource Partners International Select Growth	Over $100,000
	Columbia Multi-Advisor International Value	$10,001-$50,000
	Columbia Portfolio Builder Moderate Aggressive	$50,001-$100,000
	Columbia Retirement Plus 2035	$10,001-$50,000
	Columbia Strategic Allocation	Over $100,000
	RiverSource Strategic Income Allocation	Over $100,000
	Columbia Seligman Communications and Information	$10,001-$50,000
	Columbia Seligman Global Technology Seligman Growth	$10,001-$50,000
	Seligman LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Seligman Premium Technology Growth	$10,001-$50,000
	Columbia Emerging Markets Opportunity	$10,001-$50,000
	Columbia Global Equity	Over $100,000
	Tri-Continental Corporation	$1-$10,000

180

*	Deferred compensation invested in share equivalents:

A. Carlton	Columbia Money Market	$1-$10,000
	Columbia Floating Rate	$50,001-$100,000
B. Flynn	Columbia Portfolio Builder Moderately Aggressive	$50,001-$100,000
	Columbia Money Market	$1-$10,000
	Seligman Growth	$50,001-$100,000
	Threadneedle International Opportunity	$10,001-$50,000
C. Lewis	Columbia Money Market	$10,001-$50,000
	Columbia Diversified Bond	$1-$10,000
	Columbia Absolute Return Currency and Income	$10,001-$50,000
	Columbia Large Growth Quantitative	$10,001-$50,000
	Columbia Diversified Equity Income	$50,001-$100,000
	Columbia Emerging Markets Opportunity	$50,001-$100,000
	Columbia Seligman Communications and Information	$50,001-$100,000
	Threadneedle International Opportunity	$50,001-$100,000
D. Maher	Columbia Money Market	$10,001-$50,000
	Columbia Seligman Communications and Information	Over $100,000
E. Paglia	Columbia Money Market	$10,001-$50,000
	Columbia Floating Rate	Over $100,000

**	Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 3.79% of Columbia Retirement Plus 2035 Fund Class A, 1.08% of RiverSource Disciplined International Equity Fund Class A and 1.66% of Columbia 120/20 Contrarian Equity Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other Columbia, RiverSource, Seligman or Threadneedle fund.

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

Table 30. Board Member Compensation – All Funds

Board member(a)	Total Cash Compensation from Funds Paid to Board member
Kathleen Blatz	$194,765
Arne H. Carlson	210,399
Pamela G. Carlton	187,265	(b)
Patricia M. Flynn	200,994	(b)
Anne P. Jones	197,265
Jeffrey Laikind	200,566	(b)
Stephen R. Lewis, Jr.	391,959	(b)
John F. Maher	200,000	(b)
Catherine James Paglia	197,265
Leroy Richie	189,765
Alison Taunton-Rigby	189,765

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

(b)	Ms. Carlton, Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $24,667, $92,667, $107,500, $77,333, and $200,000, respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals’ advice and counsel are in demand

181

by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Directors, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Directors are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board’s Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource, Seligman or Threadneedle funds in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

Compensation from each fund. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

Table 31. Board Member Compensation — Individual Funds

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
For funds with fiscal period ending January 31
Columbia Income Builder Fund	*	*	*	*	*	*	*	*	*	*	*
Columbia Income Builder Fund II	*	*	*	*	*	*	*	*	*	*	*
Columbia Income Builder Fund III	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Aggressive	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Conservative	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Moderate	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Moderate Aggressive	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Moderate Conservative	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Total Equity	*	*	*	*	*	*	*	*	*	*	*
RiverSource S&P 500 Index — total	$294	$303	$273	$282	$295	$273	$677	$265	$303	$282	$282
Amount deferred	0	0	96	91	0	25	105	265	0	0	0
RiverSource Small Company Index — total	928	954	862	887	928	862	2,129	834	954	887	887
Amount deferred	0	0	302	287	0	80	329	834	0	0	0
For funds with fiscal period ending March 31
Columbia Equity Value — total	1,720	1,744	1,604	1,653	1,744	1,604	3,776	1,561	1,744	1,629	1,629
Amount deferred	0	0	463	595	0	336	618	1,561	0	0	0
RiverSource Precious Metals and Mining — total	354	359	330	339	359	330	776	321	358	335	335
Amount deferred	0	0	96	122	0	68	127	321	0	0	0

182

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity — total	$103	$104	$97	$100	$104	$97	$221	$95	$104	$99	$99
Amount deferred	0	0	24	38	0	29	37	95	0	0	0
Columbia Recovery and Infrastructure — total	912	929	869	903	929	869	1,880	853	929	886	886
Amount deferred	0	0	170	366	0	333	326	853	0	0	0
Columbia Retirement Plus 2010	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2015	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2020	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2025	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2030	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2035	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2040	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2045	*	*	*	*	*	*	*	*	*	*	*
For funds with fiscal period ending May 31
Columbia High Yield Bond — total	4,436	4,626	4,212	4,374	4,495	4,212	9,268	4,114	4,495	4,271	4,271
Amount deferred	0	0	890	1,720	0	1,490	1,594	4,114	0	0	0
Columbia Multi-Advisor Small Cap Value — total	980	1,025	931	968	993	931	2,038	907	993	944	945
Amount deferred	0	0	196	381	0	330	350	907	0	0	0
Columbia U.S. Government Mortgage — total	664	687	625	643	671	625	1,398	604	671	632	631
Amount deferred	0	0	160	239	0	170	233	604	0	0	0
RiverSource Partners Fundamental Value — total	1,495	1,556	1,417	1,469	1,514	1,417	3,115	1,378	1,514	1,436	1,436
Amount deferred	0	0	314	570	0	474	532	1,378	0	0	0
RiverSource Short Duration U.S. Government — total	1,779	1,847	1,684	1,742	1,801	1,684	3,725	1,636	1,801	1,705	1,705
Amount deferred	0	0	384	672	0	544	633	1,636	0	0	0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity — total	3,054	3,178	2,932	3,104	3,095	3,062	6,388	3,025	3,095	2,974	2,974
Amount deferred	0	0	534	1,327	0	1,329	1,167	3,025	0	0	0
RiverSource Real Estate — total	424	444	408	435	430	430	884	427	430	414	414
Amount deferred	0	0	69	190	0	199	164	427	0	0	0
For funds with fiscal period ending July 31
Columbia Floating Rate — total	1,013	1,076	972	1,032	1,027	1,017	2,116	1,011	1,027	986	986
Amount deferred	0	0	151	454	0	490	395	1,011	0	0	0
Columbia Income Opportunities — total	1,838	1,952	1,764	1,869	1,862	1,847	3,812	1,832	1,862	1,789	1,789
Amount deferred	0	0	271	826	0	898	714	1,832	0	0	0
Columbia Inflation Protected Securities — total	1,632	1,733	1,566	1,658	1,653	1,639	3,404	1,625	1,653	1,588	1,588
Amount deferred	0	0	244	731	0	790	636	1,625	0	0	0
Columbia Large Core Quantitative — total	10,069	10,674	9,637	10,207	10,203	10,076	20,381	10,019	10,203	9,771	9,771
Amount deferred	0	0	1,502	4,494	0	4,851	3,824	10,019	0	0	0
Columbia Limited Duration Credit — total	1,151	1,233	1,111	1,184	1,168	1,170	2,359	1,158	1,168	1,128	1,128
Amount deferred	0	0	145	539	0	620	453	1,158	0	0	0
Columbia Money Market — total	7,280	7,694	6,974	7,354	7,370	7,272	15,303	7,219	7,370	7,063	7,063
Amount deferred	0	0	1,162	3,195	0	3,350	2,824	7,219	0	0	0

183

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
RiverSource Disciplined Small and Mid Cap Equity — total	$340	$363	$327	$348	$345	$344	$706	$342	$345	$331	$331
Amount deferred	0	0	50	154	0	169	133	342	0	0	0
RiverSource Disciplined Small Cap Value — total	123	131	119	126	125	125	254	124	125	120	120
Amount deferred	0	0	17	56	0	62	48	124	0	0	0
For funds with fiscal period ending August 31
Columbia Diversified Bond — total	10,872	11,740	10,452	11,219	11,014	11,180	21,928	11,153	11,014	10,593	10,593
Amount deferred	0	0	1,384	5,161	0	5,973	4,319	11,153	0	0	0
Columbia Minnesota Tax-Exempt — total	827	891	794	851	837	847	1,665	845	838	804	804
Amount deferred	0	0	108	389	0	445	326	845	0	0	0
RiverSource California Tax-Exempt — total	389	417	373	398	394	396	782	395	394	377	377
Amount deferred	0	0	54	180	0	203	152	395	0	0	0
RiverSource New York Tax-Exempt — total	135	145	129	138	136	137	271	137	136	131	131
Amount deferred	0	0	18	63	0	71	53	137	0	0	0
For funds with fiscal period ending September 30
Columbia Diversified Equity Income — total	11,145	11,437	10,376	10,768	11,145	10,376	24,962	7,460	11,656	9,314	10,667
Amount deferred	0	0	2,800	3,875	0	0	3,806	6,697	3,540	0	0
Columbia Large Growth Quantitative — total	952	977	883	913	952	882	2,194	730	988	850	908
Amount deferred	0	0	291	304	0	0	332	691	163	0	0
Columbia Large Value Quantitative — total	330	339	305	315	330	305	770	277	341	308	314
Amount deferred	0	0	116	97	0	0	116	273	18	0	0
Columbia Mid Cap Value Opportunity — total	4,836	4,960	4,498	4,664	4,836	4,498	10,838	3,287	5,051	4,070	4,622
Amount deferred	0	0	1,242	1,665	0	0	1,651	2,970	1,461	0	0
Columbia Strategic Allocation — total	3,493	3,591	3,253	3,382	3,493	3,253	7,846	2,335	3,661	2,928	3,350
Amount deferred	0	0	873	1,219	0	0	1,197	2,091	1,124	0	0
RiverSource Balanced — total	1,543	1,585	1,436	1,491	1,543	1,436	3,469	1,042	1,614	1,297	1,477
Amount deferred	0	0	392	534	0	0	529	940	477	0	0
RiverSource Strategic Income Allocation — total	544	559	505	523	544	506	1,238	397	567	475	520
Amount deferred	0	0	155	179	0	0	188	369	123	0	0
Seligman California Municipal High-Yield — total	86	89	79	75	86	80	194	74	73	82	82
Amount deferred	0	0	25	20	0	0	25	68	0	0	0
Seligman California Municipal Quality — total	101	105	93	88	101	94	228	87	86	97	97
Amount deferred	0	0	30	23	0	0	29	20	0	0	0
Seligman Minnesota Municipal — total	170	176	156	148	170	157	382	146	145	162	162
Amount deferred	0	0	50	39	0	0	0	134	0	0	0

184

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
Seligman National Municipal — total	$625	$643	$582	$587	$624	$582	$1,494	$528	$615	$600	$600
Amount deferred	0	0	221	171	0	0	216	517	0	0	0
Seligman New York Municipal — total	187	194	173	165	187	173	425	162	164	179	179
Amount deferred	0	0	57	44	0	0	55	150	0	0	0
Seligman TargETFund 2015 — total	61	62	56	52	61	56	134	52	50	58	58
Amount deferred	0	0	17	14	0	0	16	47	0	0	0
Seligman TargETFund 2025 — total	69	71	64	60	69	64	154	59	58	66	66
Amount deferred	0	0	20	16	0	0	19	54	0	0	0
Seligman TargETFund 2035 — total	18	19	17	16	19	17	42	16	16	18	18
Amount deferred	0	0	0	0	0	0	5	15	0	0	0
Seligman TargETFund 2045 — total	10	10	9	8	10	9	23	9	9	10	10
Amount deferred	0	0	3	2	0	0	0	8	0	0	0
Seligman TargETFund Core — total	136	140	125	116	136	125	301	116	112	129	129
Amount deferred	0	0	39	30	0	0	37	105	0	0	0
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income — total	1,356	1,410	1,252	1,322	1,356	1,252	3,201	1,017	1,446	1,306	1,306
Amount deferred	0	0	366	459	0	0	490	891	364	0	0
Columbia Asia Pacific ex-Japan(a) — total	22	22	20	21	22	20	60	20	22	20	20
Amount deferred	0	0	8	6	0	0	9	20	0	0	0
Columbia Emerging Markets Bond — total	465	477	430	447	465	430	1,118	363	486	443	442
Amount deferred	0	0	137	150	0	0	170	330	94	0	0
Columbia Emerging Markets Opportunity — total	878	898	814	841	878	814	2,144	703	912	835	835
Amount deferred	0	0	275	276	0	0	325	656	137	0	0
Columbia European Equity — total	161	166	149	155	161	149	385	125	169	153	153
Amount deferred	0	0	47	52	0	0	59	113	34	0	0
Columbia Frontier — total	89	92	83	77	89	82	205	76	75	85	85
Amount deferred	0	0	26	20	0	0	26	70	0	0	0
Columbia Global Bond — total	1,293	1,329	1,196	1,246	1,293	1,196	3,068	970	1,361	1,232	1,232
Amount deferred	0	0	361	428	0	0	469	866	318	0	0
Columbia Global Equity — total	1,092	1,124	1,010	1,052	1,092	1,010	2,613	855	1,145	1,043	1,043
Amount deferred	0	0	325	352	0	0	398	780	213	0	0
Columbia Global Extended Alpha — total	16	16	14	15	16	15	38	12	16	15	15
Amount deferred	0	0	5	5	0	0	6	11	3	0	0
Columbia Multi-Advisor International Value — total	2,143	2,201	1,983	2,062	2,143	1,983	5,121	1,674	2,245	2,042	2,042
Amount deferred	0	0	633	693	0	0	780	1,518	432	0	0
Columbia Seligman Global Technology — total	673	691	622	595	672	622	1,581	583	594	640	640
Amount deferred	0	0	209	162	0	0	210	545	0	0	0
RiverSource Disciplined International Equity — total	908	931	840	873	908	840	2,166	699	951	863	863
Amount deferred	0	0	260	297	0	0	331	625	206	0	0

185

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
RiverSource Partners International Select Growth — total	$903	$929	$836	$870	$903	$836	$2,159	$703	$947	$861	$861
Amount deferred	0	0	266	293	0	0	329	637	186	0	0
RiverSource Partners International Small Cap — total	124	128	115	120	124	115	299	98	130	119	119
Amount deferred	0	0	37	40	0	0	46	89	24	0	0
Threadneedle Global Equity Income — total	54	55	50	52	54	50	131	44	56	52	52
Amount deferred	0	0	17	17	0	0	20	41	7	0	0
Threadneedle International Opportunity — total	902	927	835	869	902	835	2,163	709	945	861	861
Amount deferred	0	0	268	291	0	0	329	642	178	0	0
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond — total	1,649	1,703	1,526	1,586	1,649	1,526	3,963	1,467	1,715	1,580	1,580
Amount deferred	0	0	560	499	0	0	599	1,353	126	0	0
Columbia Mid Cap Growth Opportunity — total	1,441	1,479	1,332	1,375	1,441	1,332	3,423	1,277	1,489	1,370	1,370
Amount deferred	0	0	495	430	0	0	517	1,193	94	0	0
RiverSource Intermediate Tax-Exempt — total	220	227	203	211	219	203	527	195	228	210	210
Amount deferred	0	0	75	66	0	0	80	181	16	0	0
RiverSource Tax-Exempt High Income — total	5,635	5,818	5,215	5,420	5,635	5,215	13,540	5,012	5,860	5,399	5,399
Amount deferred	0	0	1,915	1,705	0	0	2,046	4,627	427	0	0
For funds with fiscal period ending December 31
Columbia Government Money Market — total	348	363	323	338	349	323	828	313	363	338	338
Amount deferred	0	0	129	101	0	0	124	313	0	0	0
Columbia Select Large-Cap Value — total	497	507	463	473	497	463	1,143	445	507	473	473
Amount deferred	0	0	185	142	0	0	172	445	0	0	0
Columbia Select Smaller-Cap Value — total	463	472	429	437	463	429	1,019	420	472	437	437
Amount deferred	0	0	172	131	0	0	153	420	0	0	0
Columbia Seligman Communications and Information — total	7,421	7,621	6,888	7,087	7,421	6,888	17,086	6,672	7,621	7,087	7,087
Amount deferred	0	0	2,755	2,126	0	0	2,563	6,672	0	0	0
RiverSource LaSalle Global Real Estate — total	31	32	29	30	31	29	71	28	32	29	29
Amount deferred	0	0	12	9	0	0	11	28	0	0	0
RiverSource LaSalle Monthly Dividend Real Estate — total	60	62	56	57	60	56	139	54	62	58	58
Amount deferred	0	0	22	17	0	0	21	54	0	0	0

186

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
Seligman Capital — total	$530	$545	$491	$507	$530	$491	$1,228	$476	$545	$507	$507
Amount deferred	0	0	197	152	0	0	184	476	0	0	0
Seligman Growth — total	1,806	1,825	1,672	1,690	1,806	1,672	3,803	1,654	1,825	1,690	1,690
Amount deferred	0	0	669	507	0	0	570	1,654	0	0	0

*	The Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the affiliated underlying funds in which each Fund-of-Funds invests.
(a)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

187

Control Persons and Principal Holders of Securities

The following table identifies those investors who, as of 30 days after the end of the fund’s fiscal period, owned 5% or more of any class of a fund’s shares and those investors who owned 25% or more of a fund’s shares (all share classes taken together). Investors who own more than 25% of a fund’s shares are presumed under securities laws to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 32. Control Persons and Principal Holders of Securities

As of 30 days after the end of the fund’s fiscal period:

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Funds with fiscal period ending January 31
Columbia Income Builder Fund	Charles Schwab & Co., Inc. (Charles Schwab) a brokerage firm in San Francisco, CA	Class A	24.34%	—
	Columbia Management Investment Advisers, LLC (Columbia Management), Minneapolis, MN	Class R4	100.00%	—
Columbia Income Builder Fund II	Charles Schwab	Class A	30.24%	26.31	%(a)
		Class R4	48.17%
	Columbia Management	Class R4	51.83%	—
Columbia Income Builder Fund III	Charles Schwab	Class A	30.62%	26.58	%(a)
		Class R4	74.05%
	Columbia Management	Class R4	25.95%	—
Columbia Portfolio Builder Aggressive	Wells Fargo Bank NA (Wells Fargo Bank), Minneapolis, MN	Class R4	52.43%	—
	Charles Schwab	Class R4	30.18%	—
	GWFS Equities Inc. (GWFS Equities), Greenwood Village, CO	Class R4	12.50%	—
Columbia Portfolio Builder Conservative	Charles Schwab	Class A	5.32%	—
		Class R4	20.85%
	Wells Fargo Bank	Class R4	59.72%	—
	Columbia Management	Class R4	13.92%	—
	GWFS Equities	Class R4	5.24%	—
Columbia Portfolio Builder Moderate	Charles Schwab	Class R4	54.79%	—
	Wells Fargo Bank	Class R4	32.25%	—
	MG Trust Company Cust. FBO Becker Tire & Treading, Inc., Denver, CO	Class R4	9.17%	—
Columbia Portfolio Builder Moderate Aggressive	Charles Schwab	Class R4	73.17%	—
	Fifth Third Bank TTEE, Cincinnati, OH	Class R4	11.66%	—
	MG Trust Company Cust. FBO Becker Tire & Treading, Inc., Denver, CO	Class R4	7.96%	—
	Wells Fargo Bank	Class R4	5.64%	—

188

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Portfolio Builder Moderate Conservative	Charles Schwab	Class R4	57.77%	—
	Columbia Management	Class R4	30.33%	—
	Wells Fargo Bank	Class R4	11.90%	—
Columbia Portfolio Builder Total Equity	Wells Fargo Bank	Class R4	52.82%	—
	Charles Schwab	Class R4	43.75%	—
RiverSource S&P 500 Index	Charles Schwab	Class A	100.00%	35.16	%(a)
		Class Z	21.47%
	Wachovia Bank NA (Wachovia Bank), Charlotte, NC	Class Z	78.44%	64.76	%(a)
RiverSource Small Company Index	Charles Schwab	Class A	6.24%	—
		Class R4	5.65%
	Wachovia Bank	Class R4	80.56%	—
Funds with fiscal period ending March 31
Columbia Equity Value	Charles Schwab	Class A	5.37%	—
	Columbia Management	Class R	21.35%	—
		Class R5	100.00%	—
		Class W	100.00%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	17.81%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.96%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.71%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.55%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	17.70%	—
	MG Trust Company, FBO Alumaline Corp. of America, Denver, CO	Class R	71.11%	—
	Frontier Trust Company, FBO Aurora Packing Company 401K, Fargo, ND	Class R	7.54%	—
	John Hancock Life Insurance Company, Buffalo, NY	Class R4	74.65%	—
	Wachovia Bank	Class R3	96.49%	—
		Class R4	19.20%	—
RiverSource Precious Metals and Mining	Charles Schwab	Class A	12.26%	—
		Class R4	57.96%	—
	Columbia Management	Class I	100.00%	—
	Merrill Lynch Pierce Fenner & Smith (MLP Fenner & Smith), Jacksonville, FL	Class C	13.50%	—
	Frontier Trust Company, FBO Jacinto Medical Group PA 401K, Fargo, ND	Class R4	32.22%	—
	MG Trust Company, FBO Saddle Butte Operating, Denver, CO	Class R4	7.99%	—
Funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	Columbia Management	Class I	100.00%	—
		Class R5	100.00%

189

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Recovery and Infrastructure	Columbia Management	Class R	24.00%	—
		Class R3	100.00%
		Class R5	33.12%
	Columbia Portfolio Builder Aggressive	Class I	17.50%	—
	Columbia Portfolio Builder Moderate	Class I	26.33%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.60%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.80%	—
	Columbia Portfolio Builder Total Equity	Class I	17.31%	—
	Charles Schwab	Class R5	66.86%	—
	Frontier Trust Company FBO Brian P. Sommer	Class R	75.00%	—
	American Enterprise Investment Services Inc. (American Enterprise Investment Services), Minneapolis, MN	Class R4	29.19%	—
	NFS LLC FEBO Cisco Systems Inc., Acton, MA	Class R4	5.96%	—
Columbia Retirement Plus 2010	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Wachovia Bank	Class Z	100.00%	63.98	%(a)
Columbia Retirement Plus 2015	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Wachovia Bank	Class Z	100.00%	76.23	%(a)
Columbia Retirement Plus 2020	Columbia Management	Class R3	100.00%	—
		Class R4	100.00%
		Class R5	100.00%
	David T. Matthiesen, Littleton, CO	Class A	8.38%	—
	MG Trust Company FBO Applied Reliability Engineering, Denver, CO	Class R	80.49%	—
	Matrix Capital Bank MSCS (Matrix Capital), Denver, CO	Class R	14.86%	—
	Wachovia Bank	Class Z	100.00%	75.54	%(a)
Columbia Retirement Plus 2025	Columbia Management	Class R	16.35%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Eric Taketa, Wailuku, Hi	Class A	8.10%	—
	Anthony D. and Rebecca H. Marken, Lexington, MA	Class A	5.78%	—
	Matrix Capital	Class R	83.64%	—
	Wachovia Bank	Class Z	100.00%	87.25	%(a)

190

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Retirement Plus 2030	Columbia Management	Class R	31.82%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	John C. Bukowski, Suffern, NY	Class A	10.12%	—
	Steven and Teresa Bockian, Orlando, FL	Class A	5.89%	—
	MG Trust Company FBO Applied Reliability Engineering, Denver, CO	Class R	68.18%	—
	Wachovia Bank	Class Z	100.00%	87.56	%(a)
Columbia Retirement Plus 2035	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Gary L. and Karen L. Fournier, Vicksburg, MS	Class A	7.30%	—
	Richard and Stefanie A. Nelson, Hot Springs, SD	Class A	5.23%	—
	Wachovia Bank	Class Z	99.87%	89.55	%(a)
Columbia Retirement Plus 2040	Columbia Management	Class R	32.46%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Matrix Capital	Class R	67.53%	—
	Wachovia Bank	Class Z	98.82%	86.36	%(a)
Columbia Retirement Plus 2045	Columbia Management	Class R	82.98%	—
		Class R3	100.00%
		Class R4	28.19%
		Class R5	100.00%
	MG Trust Company FBO Applied Reliability Engineering, Denver, CO	Class R	17.02%	—
	Scottrade Inc. FBO Michael C. Davis, St. Louis, MO	Class R4	71.81%	—
	Wachovia Bank	Class Z	100.00%	88.66	%(a)
Funds with fiscal period ending May 31
Columbia High Yield Bond	MLP Fenner & Smith	Class C	14.76%	—
		Class R	69.10%
	Columbia Income Builder Fund	Class I	21.74%	—
	Columbia Income Builder Fund II	Class I	37.23%	—
	Columbia Income Builder Fund III	Class I	23.77%	—
	American Enterprise Investment Services	Class W	99.99%	—
	ING Life Insurance and Annuity (ING), Hartford, CT	Class R3	89.20%	—
		Class R4	93.78%
	Massachusetts Mutual	Class R3	6.29%	—
	US Bank National Association, Milwaukee, WI	Class R5	99.52%	—

191

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Multi-Advisor Small Cap Value	Columbia Portfolio Builder Aggressive Fund	Class I	16.51%	—
	Columbia Portfolio Builder Moderate Fund	Class I	30.26%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	33.96%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	7.68%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	8.91%	—
	Christa Fischer FBO Photo Systems Inc. 401K, Dexter, MI	Class R	5.94%	—
	Robert Guglielmo FBO Grid Electric Inc. 401K. Chester Springs, PA	Class R	5.16%	—
	Hartford Life Insurance Company (Hartford Life), Weatogue, CT	Class R	84.79%	—
		Class R3	21.70%
	PIMS/Prudential Retirement, Boston, MA	Class R3	66.20%	—
	Reliance Trust Co. FBO VHFA, Atlanta, GA	Class R3	7.83%	—
	VRSCO FBO Pullman Regional Hospital, Houston, TX	Class R4	41.18%	—
	American Enterprise Investment Services	Class R4	30.00%	—
	Edward Dopkin FBO Classic Catering People Inc., Owings Mills, MD	Class R4	5.74%	—
	JP Morgan Chase Bank, Kansas City, MO	Class R5	99.94%	—
Columbia U.S. Government Mortgage	Columbia Income Builder Fund	Class I	25.69%	55.94	%(a)
	Columbia Income Builder Fund II	Class I	31.90%	—
	Columbia Income Builder Fund III	Class I	11.28%	—
	Columbia Portfolio Builder Moderate Fund	Class I	12.20%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	7.16%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	5.80%	—
	RiverSource Life Insurance Company, Minneapolis, MN	Class R4	12.12%	—
	MLP Fenner & Smith	Class C	5.25%	—
	Counsel Trust FBO Harvard Mgmt Solutions, Pittsburgh, PA	Class R4	30.76%	—
	American Enterprise Investment Services	Class R4	30.75%	—
	Frontier Trust Co. FBO URY & Moskow LLC, Fargo, ND	Class R4	17.70%	—

192

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
RiverSource Partners Fundamental Value	Columbia Portfolio Builder Aggressive Fund	Class I	17.66%	32.17	%(a)
	Columbia Portfolio Builder Moderate Fund	Class I	26.20%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.64%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.66%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	17.53%	—
	American Enterprise Investment Services	Class R4	83.80%	—
	Columbia Management	Class R4	5.73%	—
RiverSource Short Duration U.S. Government	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Conservative Fund	Class I	43.31%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	39.88%	—
	Columbia Portfolio Builder Moderate Fund	Class I	16.80%	—
	MLP Fenner & Smith	Class R	79.26%	—
	Frontier Trust Co. FBO North Alabama Insurance, Fargo, ND	Class R	7.93%	—
	Wachovia Bank	Class R4	98.92%	—
Funds with fiscal period ending June 30
Columbia Dividend Opportunity	Columbia Management	Class R3	100.00%	—
		Class W	100.00%	—
	Columbia Income Builder Fund	Class I	10.12%	—
	Columbia Income Builder Fund II	Class I	19.29%	—
	Columbia Income Builder Fund III	Class I	8.56%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	10.93%	—
	Columbia Portfolio Builder Moderate Fund	Class I	16.35%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	18.32%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	10.80%	—
	MLP Fenner & Smith	Class R	97.90%	—
	VRSCO FBO Hamilton Healthcare, Houston, TX	Class R4	64.38%	—
	American Enterprise Investment Services	Class R4	6.76%	—
	Securian Financial Services, St. Paul, MN	Class R5	38.12%	—
	Counsel Trust FBO Bennett Tueller Johnson & Deere, Pittsburgh, PA	Class R5	15.11%	—
	TD Ameritrade Trust Co., Denver CO	Class R5	13.55%	—
	Counsel Trust FBO Western Gynecological Clinic, Pittsburgh, PA	Class R5	12.04%	—
	Counsel Trust FBO Utah Woolen Mills Profit Sharing Plan, Pittsburgh, PA	Class R5	12.01%	—
	NFS LLC FEBO Sylvia C San Martin TTEE, St. Augustine, FL	Class R5	7.89%	—

193

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
RiverSource Real Estate	Columbia Management	Class R4	12.42%	68.41	%(a)
		Class W	100.00%
	Columbia Income Builder Fund II	Class I	13.28%	—
	Columbia Income Builder Fund III	Class I	10.48%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	9.81%	—
	Columbia Portfolio Builder Moderate Fund	Class I	23.04%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	18.72%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	8.24%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	8.21%	—
	American Enterprise Investment Services	Class R4	87.58%	—
For funds with fiscal period ending July 31
Columbia Floating Rate	Columbia Management	Class R5	100.00%	27.75	%(a)
		Class W	100.00%	—
	Columbia Income Builder Fund	Class I	12.28%	—
	Columbia Income Builder Fund II	Class I	35.22%	—
	Columbia Income Builder Fund III	Class I	21.95%	—
	Columbia Portfolio Builder Moderate Fund	Class I	12.95%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	9.21%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.17%	—
	Charles Schwab	Class A	6.52%	—
	MLP Fenner & Smith	Class C	9.19%	—
	American Enterprise Investment Services	Class R4	64.03	—
	NFS LLC FEBO American Trust & Svgs, Dubuque, IA	Class R4	7.31%	—
Columbia Income Opportunities	Columbia Portfolio Builder Aggressive Fund	Class I	5.58%	—
	Columbia Portfolio Builder Moderate Fund	Class I	39.73%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	22.91%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	18.80%	—
	Columbia Income Builder Fund II	Class I	6.41%	—
	MLP Fenner & Smith	Class B	6.32%	—
		Class C	8.83%	—
	Morgan Stanley Smith Barney, Jersey City, NJ	Class C	7.78%	—
	American Enterprise Investment Services	Class R4	12.78%	—
	GWFS Equities	Class R4	84.82%	—

194

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Inflation Protected Securities	RiverSource Life Insurance Company, Minneapolis, MN	Class R4	13.62%	31.95	%(a)
	Columbia Income Builder Fund	Class I	9.81%	—
	Columbia Income Builder Fund II	Class I	9.74%	—
	Columbia Portfolio Builder Conservative Fund	Class I	10.06%	—
	Columbia Portfolio Builder Moderate Fund	Class I	28.92%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	16.65%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	13.74%	—
	Citigroup Global Markets, Owings Mills, MD	Class C	15.08%	—
	MLP Fenner & Smith	Class C	9.31%	—
		Class R	64.40%	—
	Frontier Trust Co. FBO Moen 401K, Fargo, ND	Class R	5.97%	—
	Frontier Trust Co. FBO B & L Corp. 401K, Fargo, ND	Class R	5.91%	—
	Frontier Trust Co. FBO C. Anthony Phillips Accountancy, Fargo, ND	Class R	5.91%	—
	Matrix Capital Bank MSCS, Denver, Co	Class R4	68.92%	—
	RiverSource Life Insurance Co.	Class R4	7.21%	—
	American Enterprise Investment Services Inc.	Class W	99.96%	—
Columbia Large Core Quantitative	Columbia Management	Class R	100.00%	—
	Disciplined Asset Allocation Moderate Fund	Class I	6.94%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	10.92%	—
	Columbia Portfolio Builder Moderate Fund	Class I	16.57%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	18.58%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	10.77%	—
	American Enterprise Investment Services	Class W	99.99%	—
	MLP Fenner & Smith	Class C	9.73%	—
		Class R	78.57%	—
	Wachovia Bank	Class R4	95.66%	—
		Class R5	99.91%	—
Columbia Limited Duration Credit	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Conservative Fund	Class I	38.30%	—
	Columbia Portfolio Builder Moderate Fund	Class I	13.20%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	7.60%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	35.57%	—
	MLP Fenner & Smith	Class C	9.58%	—
	American Enterprise Investment Services Inc.	Class R4	85.91%	—

195

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Money Market	Columbia Management	Class R	100.00%	—
	Columbia Income Builder Fund	Class I	35.70%	—
	Columbia Portfolio Builder Conservative Fund	Class I	52.27%	—
	Columbia Management	Class B	6.67%	—
	Columbia Management	Class C	28.62%	—
	Frontier Trust Co. FBO Mythics, Inc. 401K, Fargo, ND	Class R5	54.23%	—
	Frontier Trust Co. FBO Greatmats.com Corp., Fargo, ND	Class R5	30.29%	—
	Counsel Trust DBA MATC FBO Harvard Management Solutions 401K, Pittsburgh, PA	Class R5	5.67%	—
	American Enterprise Investment Services	Class W	99.99%	—
	Wachovia Bank	Class Y	99.67%	—
	Columbia Management	Class Z	99.97%	—
RiverSource Disciplined Small and Mid Cap Equity	Columbia Management	Class R4	82.91%	—
	Disciplined Asset Allocation Aggressive Fund	Class I	7.82%	—
	Disciplined Asset Allocation Moderate Fund	Class I	22.13%	—
	Disciplined Asset Allocation Moderately Aggressive Fund	Class I	16.28%	—
	Disciplined Asset Allocation Moderately Conservative Fund	Class I	8.42%	—
	Columbia Retirement Plus Fund 2020	Class I	5.77%	—
	Columbia Retirement Plus Fund 2025	Class I	7.60%	—
	Columbia Retirement Plus Fund 2030	Class I	7.31%	—
	Columbia Retirement Plus Fund 2035	Class I	5.60%	—
	Brian C. Burghardt, Glendale, WI	Class B	6.39%	—
	Louiselle A. Pilegi, Agawam,MA	Class B	6.21%	—
	Jennifer Woolbright, Reston, VA	Class C	14.29%	—
	Carl L. and Vicki L. Ulepich, Frontenac, KS	Class C	10.98%	—
	Patrick J. and Edilia I. Powers, Forest Park, IL	Class C	9.95%	—
	Mary Caroline Walsh Murguia, San Antonio, TX	Class C	7.45%	—
	American Enterprise Investment Services	Class R4	17.09%	—
		Class W	99.99%	—

196

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
RiverSource Disciplined Small Cap Value	Columbia Management	Class B	6.09%	91.93	%(a)
		Class C	6.42%
		Class R	100.00%
		Class R3	67.31%
	Columbia Income Builder Fund	Class I	29.39%	—
	Columbia Income Builder Fund II	Class I	46.90%	—
	Columbia Income Builder Fund III	Class I	23.69%	—
	Eric B. and Lucilla Henderson, Lake Jackson, TX	Class B	9.49%	—
	Doris M. Tole, Pittsburgh, PA	Class B	9.21%	—
	Kenneth E. Farnen, Homer, AK	Class B	9.01%	—
	Marilyn A. and Gary F. Consorto, Vonore, TN	Class B	6.13%	—
	Donald R. Chmielewski, Isle, MN	Class B	5.65%	—
	Morgan Stanley Smith Barney, Jersey City, NJ	Class C	20.08%	—
	Sanford A. Greentree, Westlake Vlg, CA	Class C	19.83%	—
	Jill Thompson, Moundsview, MN	Class C	9.29%	—
	Bea Vande Merwe, Salt Lake City, UT	Class C	9.07%	—
	Timothy E. Releford, New York, NY	Class C	8.66%	—
	Richard T. Castiano, Fort Myers, FL	Class C	7.81%	—
	MG Trust Company, Denver, CO	Class R3	32.69%	—
Funds with fiscal period ending August 31
Columbia Diversified Bond	Columbia Management	Class R3	93.14%	—
		Class W	100.00%
	American Enterprise Investment Services	Class W	99.99%	—
	Citigroup Global Markets, Owings Mills, MD	Class C	29.63%	—
	MLP Fenner & Smith	Class C	15.31%	—
		Class R	52.20%	—
	Columbia Portfolio Builder Conservative Fund	Class I	6.41%	—
	Columbia Portfolio Builder Moderate Fund	Class I	34.21%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	20.02%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	10.17%	—
	MG Trust Company, Denver, CO	Class R	15.70%	—
	Frontier Trust Co. FBO Thomas J. King, Fargo, ND	Class R	12.89%	—
	Wachovia Bank	Class R4	99.08%	—
	Patricks Plain,Easton, MD	Class R5	55.69%	—
	American Enterprise Investment Services	Class R5	39.90%	—
Columbia Minnesota Tax-Exempt	Leonard and Marion Hoppe, Graceville, MN	Class B	6.59%	—
	Richard J. and Mary H. Hill, St. Louis Park, MN	Class B	6.41%	—
	Lois Drontle, Eden Prairie, MN	Class B	5.20%	—

197

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource California Tax-Exempt	First Clearing, LLC, Moss Family Trust, Descan SO, CA	Class A	11.83%	—
	ETrade Clearing LLC, Merrifield, VA	Class A	7.41%	—
	Sara L. Oswald, San Diego, CA	Class A	6.29%	—
	Kathleen Scopaz, San Clemente, CA	Class B	17.51%	—
	Angelo Bomio, Salinas, CA	Class B	12.52%	—
	Gerald L. and JoAnne Karels, Tulare, CA	Class B	8.89%	—
	Columbia Management	Class B	8.69%	—
	Miriam A. and Myrin C. Wilcox, Porterville, CA	Class B	6.15%	—
	Brian W. Robins, San Diego, CA	Class B	5.17%	—
	American Enterprise Investment Services	Class C	26.91%
	MLP Fenner & Smith	Class C	5.96%
RiverSource New York Tax-Exempt	Jeffrey B. Seller, New York, NY	Class A	7.67%	—
	American Enterprise Investment Service	Class A	6.28%	—
	MLP Fenner & Smith	Class B	25.97%	—
	Edward Ebler, Babylon, NY	Class B	15.14%	—
	Sharon Ganz, Forest Hills, NY	Class B	12.89%	—
	Vincent J. Solimine, Glen Cove, NY	Class B	7.80%	—
	Richard Clark, Somers, NY	Class B	5.11%	—
	Thomas W. and Susan M. Noonan, Clifton Park, Ny	Class C	43.74%	—
	Ena S. Ryan, Brooklyn, NY	Class C	22.49%	—
	Frederic I. Nelson, Oceanside, NY	Class C	16.15%	—
	Ottoviano Asarese, Buffalo, NY	Class C	15.07%	—
	Joseph P. and Cynthia A. Dowd, Wynantskill, NY	Class C	14.46%	—
	James H. Sisung, Staatsburg, NY	Class C	13.47%	—
	James R. And Kelly S. Betters, Leroy, NY	Class C	12.01%	—
	Arthur E. and Gertrude Kranz, S. Farmingdale, NY	Class C	11.76%	—
	Christopher Paul Pellegrini, Rye, NY	Class C	11.58%	—
	First Clearing LLC, St. Louis, MO	Class C	11.17%	—
	Melinda and James Coates, Rego Park, NY	Class C	10.19%	—
	Lauren M. Trotta, New York, NY	Class C	10.02%	—

198

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Funds with fiscal period ending September 30
Columbia Large Growth Quantitative	Columbia Management	Class R	100.00%	29.22	%(a)
		Class R3	100.00%
		Class R4	73.56%
		Class R5	100.00%
	Columbia Portfolio Builder Aggressive Fund	Class I	14.51%	—
	Columbia Portfolio Builder Moderate Fund	Class I	19.98%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	23.99%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	5.01%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	14.91%	—
	Matrix Capital	Class R4	26.44%	—
	MLP Fenner & Smith	Class C	47.00%	—
	American Enterprise Investment Services Inc.	Class W	99.99%	—
Columbia Large Value Quantitative	Columbia Management	Class B	13.40%	—
		Class C	28.20%
		Class R	100.00%
		Class R3	100.00%
		Class R4	56.29%
		Class R5	100.00%
	Columbia Income Builder Fund	Class I	18.55%	—
	Columbia Income Builder Fund II	Class I	11.47%	—
	Disciplined Asset Allocation Portfolio Moderate	Class I	17.40%	—
	Disciplined Asset Allocation Portfolio Moderately Aggressive	Class I	13.26%	—
	Disciplined Asset Allocation Portfolio Moderately Conservative	Class I	7.55%	—
	Disciplined Asset Allocation Portfolio Aggressive	Class I	6.44%	—
	American Enterprise Investment Services Inc.	Class W	99.99%	—
	Charles Schwab	Class A	5.22%	—
		Class R4	43.71%
	Paul W. Eastman, Dublin, OH	Class A	7.20%	—
	Michael G. and Kristine M. Boland, Inver Grove, MN	Class A	6.73%	—
	Richard L. and Ann Gail Monnett, Mc Lean, VA	Class A	6.44%	—
	Paul D. Mattingly, Brandenburg, KY	Class B	25.36%	—
	Tseng-Yen Yen, Fullerton, CA	Class B	20.47%	—
	Alan R. and Michael S. Vinacke, Chuluota, FL	Class B	19.00%	—
	Jane J. Haash, Milwaukee, WI	Class B	6.33%	—
	Joseph M. Aquilar, Denver, CO	Class C	19.21%	—
	Charles P. and Judith G. Price, Aurora, CO	Class C	15.16%	—
	Gregory L. Norgaard, Aurora, CO	Class C	14.00%	—
	Anthony and Jeanne M. Vernell, Athens, OH	Class C	13.16%	—
	Dean Gabbert, Dorchester, MA	Class C	5.50%	—

199

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Diversified Equity Income	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	18.11%	—
	Columbia Portfolio Builder Moderate Fund	Class I	24.95%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.91%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.26%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.60%	—
	Charles Schwab	Class A	21.38%	—
	Hartford Life	Class R	61.20%	—
	Hartford Securities Distribution Company Inc., Hartford, CT	Class R	12.22%	—
	GWFS Equities	Class R3	80.99%	—
		Class R4	9.55%
	Wachovia Bank	Class R	17.75%	—
		Class R3	8.52%
		Class R4	30.99%
		Class R5	29.75%
	Wells Fargo Bank	Class R4	25.70%	—
	American Century Investments, Kansas City, MO	Class R4	6.24%	—
	ING	Class R4	12.55%	—
		Class R5	32.31%
	Ameriprise Trust Company	Class R5	7.85%	—
	Taynik & Co., Boston, MA	Class R5	7.73%	—
	Mercer Trust Company FBO Johnson Outdoors Inc., Norwood, MA	Class R5	7.45%	—

200

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Mid Cap Value Opportunity	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	18.14%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.01%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.79%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.26%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.62%	—
	Charles Schwab	Class A	31.64%	—
		Class R5	6.65%
	Prudential Investment Management Services LLC, Newark, NJ	Class A	15.08%	—
	MLP Fenner & Smith	Class C	17.57%	—
		Class R5	5.28%
	Citigroup Global Markets	Class C	5.60%	—
	Hartford Life	Class R	75.44%	—
		Class R3	14.09%
	Hartford Securities Distribution Company Inc., Hartford, CT	Class R	5.41%	—
	JPMorgan Chase Bank, New York, NY	Class R3	12.25%	—
	GWFS Equities	Class R3	44.59%	—
	Wachovia Bank	Class R3	6.31%	—
		Class R4	16.63%
	ING	Class R4	28.31%	—
		Class R5	12.08%
	John Hancock Life Insurance Company, Buffalo, NY	Class R4	22.85%	—
	NFS LLC FEBO, Chicago, IL	Class R5	12.73%	—
	PIMS/Prudential Retirement, Greenville, SC	Class R5	9.64%	—
	Standard Insurance Company, Portland, OR	Class R5	17.20%	—
Columbia Strategic Allocation	Columbia Management	Class I	100.00%	—
		Class R	100.00%
		Class R3	100.00%
		Class R5	100.00%
	Charles Schwab	Class A	7.60%	—
		Class R4	91.62%
	Fifth Third Bank TTEE FBO Speng Nath SE PS, Cincinnati, OH	Class R4	8.21%	—

201

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource Balanced	Columbia Management	Class R5	38.56%	—
	MLP Fenner & Smith	Class C	7.66%	—
		Class R	80.66%
	Citigroup Global Markets	Class C	5.88%	—
	Frontier Trust Company FBO B&L Corporation	Class R	14.39%	—
	Wachovia Bank	Class R4	99.98%	—
	American Enterprise Investment Services Inc.	Class R5	57.76%	—
RiverSource Strategic Income Allocation	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	6.90%
		Class R5	100.00%
	Charles Schwab	Class A	41.85%	—
		Class R4	93.10%
Seligman California Municipal High-Yield	Citigroup Global Markets	Class A	5.60%	—
		Class C	11.36%
	MLP Fenner & Smith	Class A	6.44%	—
		Class C	16.88%
	Morgan Stanley & Co. (Morgan Stanley), Jersey City, NJ	Class A	5.86%	—
		Class C	14.95%
	Christopher Ranch LLC, Gilroy, CA	Class C	10.00%	—
Seligman California Municipal Quality	MLP Fenner & Smith	Class A	5.64%	—
		Class C	74.10%
	Morgan Stanley	Class A	10.89%	—
	Charles Schwab	Class A	8.05%	—
Seligman Minnesota Municipal	MLP Fenner & Smith	Class C	12.78%	—
	American Enterprise Investment Services Inc.	Class C	7.46%	—
	UBS Financial Services Inc. FBO Ethelyn C. Engel, Cold Spring, MN	Class C	6.14%	—
Seligman National Municipal	Citigroup Global Markets	Class A	6.91%	—
		Class C	11.91%
	MLP Fenner & Smith	Class A	8.50%	—
		Class C	17.89%
	Morgan Stanley	Class C	6.73%	—
Seligman New York Municipal	Citigroup Global Markets	Class A	5.16%	—
		Class C	16.99%
	MLP Fenner & Smith	Class C	8.03%	—
	Charles Schwab	Class A	14.31%	—

202

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Seligman TargETFund 2015	MLP Fenner & Smith	Class A	20.65%	—
		Class C	20.29%
		Class R	41.53%
	AST Trust Company FBO Jamaica Anesthesia Assocs., Phoenix, AZ	Class A	11.05%	—
	Wilmington Trust FBO Medisys Health Network Inc., Phoenix, AZ	Class A	7.41%	—
	AST Trust Company FBO Medisys Health Network Inc., Phoenix, AZ	Class A	5.72%	—
	Frontier Trust Company FBO Andreini Bros Inc. Empl. PS Plan	Class R	17.52%	—
	Frontier Trust Company FBO SGCGJ Retirement Plan	Class R	13.90%	—
	Frontier Trust Company FBO Dearborn Mid West Co. 401K	Class R	11.61%	—
	MG Trust Company FBO Plastic Coating Corporation, Denver, CO	Class R	10.46%	—
	NFS LLC FEBO FMT CO Cust FBO Mark Stuart Shulman, Sudbury, MA	Class R5	79.44%	—
	Columbia Management	Class R5	19.68%	—
Seligman TargETFund 2025	MLP Fenner & Smith	Class A	23.76%	—
		Class C	28.53%
		Class R	85.82%
	AST Trust Company FBO Medisys Health Network Inc., Phoenix, AZ	Class A	10.22%	—
	Frontier Trust Company FBO S.W.E.A. PC 401K	Class A	8.68%	—
	Frontier Trust Company FBO SGCGJ Retirement Plan	Class R	8.93%	—
	American Enterprise Investment Services Inc.	Class R5	89.81%	—
Seligman TargETFund 2035	Columbia Management	Class R5	94.33%	—
	MLP Fenner & Smith	Class A	23.94%	—
		Class C	44.56%
		Class R	42.36%
	Reliance Trust Co. FBO Time Acquisition Holding 401K, Atlanta, GA	Class A	27.12%	—
	Reliance Trust Co. FBO Finn Dixon & Herling 401K Plan, Atlanta, GA	Class A	19.02%	—
	New York Life Trust Company, Parsippany, NJ	Class A	5.57%	—
	First Clearing, LLC A/C James Drake, Westville, IN	Class C	5.92%	—
	Frontier Trust Company FBO Dearborn Mid West Co. 401K	Class R	25.67%	—
	Frontier Trust Company FBO SGCGJ Retirement Plan	Class R	19.90%	—

203

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Seligman TargETFund 2045	Columbia Management	Class R5	44.80%	—
	MLP Fenner & Smith	Class A	33.51%	—
		Class C	62.30%
		Class R	78.86%
	Reliance Trust Co. FBO Time Acquisition Holding 401K, Atlanta, GA	Class A	20.62%	—
	New York Life Trust Company, Parsippany, NJ	Class A	9.87%	—
	Frontier Trust Company FBO Wamore, Inc. 401K	Class R	9.01%	—
	American Enterprise Investment Services Inc.	Class R5	52.51%	—
Seligman TargETFund Core	Columbia Management	Class R5	11.58%	—
	MLP Fenner & Smith	Class A	21.61%	—
		Class C	40.42%
		Class R	77.82%
	Fifth Third Bank TTEE FBO Bankwest Inc., Cincinnati, OH	Class A	7.27%	—
	Frontier Trust Company FBO Dearborn Mid West Co. 401K	Class R	11.10%	—
	American Enterprise Investment Services Inc.	Class R5	87.88%	—
Funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	Columbia Management	Class R4	100.00%	—
		Class R5	100.00%
	Disciplined Asset Allocation Conservative Fund	Class I	7.69%	—
	Disciplined Asset Allocation Moderate Fund	Class I	7.28%	—
	Disciplined Asset Allocation Moderately Conservative Fund	Class I	7.76%	—
	Columbia Income Builder Fund	Class I	16.00%	—
	Columbia Income Builder Fund II	Class I	43.91%	—
	Columbia Income Builder Fund III	Class I	11.65%	—
	American Enterprise	Class W	99.91%	—
	Charles Schwab	Class A	60.74%	—
	MLP Fenner & Smith	Class C	9.32%	—
Columbia Emerging Markets Bond	Disciplined Asset Allocation Moderate Fund	Class I	5.28%	40.87	%(a)
	Columbia Income Builder Fund	Class I	11.78%	—
	Columbia Income Builder Fund II	Class I	42.49%	—
	Columbia Income Builder Fund III	Class I	23.71%
	Columbia Management	Class R4	44.59%	—
	American Enterprise Investment Services, Inc.	Class W	99.97%	—
	Charles Schwab	Class A	38.45%	—
		Class R4	27.29%
	Matrix Capital	Class R4	28.12%	—
	Morgan Stanley	Class A	12.85%	—
	First Clearing, LLC, Rochester, NY	Class C	7.58%	—
	Morgan Stanley	Class C	7.30%	—
	American Enterprise Investment Services, Inc.	Class C	6.12%	—

204

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Emerging Markets Opportunity	Columbia Portfolio Builder Aggressive Fund	Class I	18.43%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.71%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	30.55%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.51%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.78%	—
	Charles Schwab	Class A	13.50%	—
		Class R4	100.00%
	MLP Fenner & Smith	Class C	39.64%	—
		Class R	88.30%
	Columbia Management	Class R4	100.00%	—
	Patricks Plain LLC	Class R5	87.00%	—
Columbia European Equity	Columbia Management	Class I	100.00%	—
		Class R4	16.14%	—
	Charles Schwab	Class A	9.89%	—
	Marilyn O. Matthews, Pasadena, CA	Class C	5.48%	—
	MG Trust Company Cust. FBO Urologic Surgery, P.C. 401K, Denver, CO	Class R4	79.53%	—
Columbia Frontier	Columbia Management	Class R	9.37%	—
		Class R3	100.00%	—
		Class R4	51.23%	—
	Portfolio Builder Total Equity Fund	Class I	99.50%	—
	Charles Schwab	Class R4	48.77%	—
	MLP Fenner & Smith	Class A	9.02%	—
		Class C	21.88%
		Class R	63.03%
	Citigroup Global Markets	Class B	7.06%	—
	State Street Bank and Trust as Custodian, Miami, FL	Class B	5.48%	—
	Frontier Trust Company FBO	Class R	14.43%	—
	Frontier Trust Company FBO Financial Network Audit, LLC	Class R	6.59%	—
	Frontier Trust Company FBO C. Anthony Phillps Accountancy 401	Class R	6.18%	—
	Gramma Fisher Foundation (Gramma Fisher Foundation), Easton, MD	Class R5	67.75%	—
	Patricks Plain LLC	Class R5	29.23%	—

205

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Global Equity	Columbia Management	Class R	45.30%	—
		Class R3	100.00%
		Class R5	27.38%
		Class W	100.00%
	Columbia Portfolio Builder Aggressive Fund	Class I	13.68%	—
	Columbia Portfolio Builder Moderate Fund	Class I	29.50%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	35.14%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	7.43%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	11.65%	—
	Charles Schwab	Class A	10.22%	—
	MLP Fenner & Smith	Class C	7.39%	—
	Frontier Trust Company FBO C. Anthony Phillps Accountancy 401	Class R	18.43%	—
	Frontier Trust Company FBO EFK Moen 401K		11.56%	—
	Frontier Trust Company FBO Financial Network Audit, LLC		11.09%	—
	MG Trust Company Cust. FBO Applied Reliability Engineering, Denver, CO		10.24%	—
	Wachovia Bank	Class R4	95.89%	—
	American Enterprise Investment Services, Inc.	Class R5	72.62%	—
Columbia Global Bond	Columbia Portfolio Builder Aggressive Fund	Class I	7.10%	32.99	%(a)
	Columbia Portfolio Builder Conservative Fund	Class I	7.65%	—
	Columbia Portfolio Builder Moderate Fund	Class I	30.72%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	26.31%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	13.68%	—
	American Enterprise Investment Services, Inc.	Class W	99.95%	—
	Charles Schwab	Class A	12.28%	—
		Class R4	100.00%
Columbia Global Extended Alpha	Columbia Management	Class C	6.99%	58.96	%(a)
		Class I	100.00%
		Class R	100.00%
		Class R3	100.00%
		Class R4	12.01%
		Class R5	100.00%
	Charles Schwab	Class A	45.04%	—
		Class R4	87.99%
	American Enterprise Investment Services, Inc.	Class B	61.97%	—
	William F. and Naorma M. Paden, Yuba City, CA	Class C	21.81%	—
	Ronald J. Oberdick, Morristown, NJ	Class C	18.56%	—
	Pershing LLC, Jersey City, NJ	Class C	15.60%	—
	Michael Selig, Arlington, VA	Class C	10.77%	—
	Poonam and Pradeep Singh, McLean, VA	Class C	10.15%	—
	Jennifer S. Carter, Washington, D.C.	Class C	8.29%	—
	Jon Paul and Rachel Colquitt, Clifton, VA	Class C	7.83%	—

206

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Multi-Advisor International Value	Charles Schwab	Class A	12.19%	—
		Class R4	98.90%
	Columbia Portfolio Builder Aggressive Fund	Class I	17.99%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.11%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.76%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.30%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.41%	—
Columbia Seligman Global Technology	Columbia Management	Class R3	100.00%	—
		Class R5	100.00%
	Columbia Portfolio Builder Aggressive Fund	Class I	18.03%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.13%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.99%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.24%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.44%	—
	Charles Schwab	Class R4	93.18%	—
	MLP Fenner & Smith	Class A	8.81%	—
		Class B	10.15%
		Class C	20.21%
		Class R	12.22%
	Citigroup Global Markets	Class C	5.27%	—
	Hartford Life Insurance Co., Hartford, CT	Class R	73.45%	—
	Frontier Trust Company FBO Dearborn Mid West Conveyor	Class R	7.17%	—
RiverSource Disciplined International Equity	Columbia Management	Class R	100.00%	28.08	%(a)
		Class R3	100.00%
		Class R4	8.28%
		Class R5	100.00%
	Disciplined Asset Allocation Moderate Fund	Class I	11.85%	—
	Disciplined Asset Allocation Moderately Aggressive Fund	Class I	7.92%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	8.11%	—
	Columbia Portfolio Builder Moderate Fund	Class I	11.33%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	13.48%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	8.31%	—
	American Enterprise Investment Services, Inc.	Class W	99.98%	—
	Charles Schwab	Class A	10.66%	—
		Class R4	91.72%
	Daniel and Linda Miklovic, St. Louis, MO	Class C	6.39%	—

207

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource Partners International Select Growth	Charles Schwab	Class A	10.95%	47.03	%(a)
		Class R4	82.52%
	New York Life Trust Company	Class R4	16.27%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	17.97%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.12%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.80%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.29%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.39%	—
	MLP Fenner & Smith	Class C	9.08%	—
	Frontier Trust Company FBO U.S. Tank Alliance, Inc.	Class R	38.15%	—
	Frontier Trust Company FBO B&L Corporation 401K	Class R	18.63%	—
	Frontier Trust Company FBO Financial Audit, LLC 401K	Class R	13.69%	—
	Frontier Trust Company FBO C. Anthony Phillips Accountants	Class R	8.86%	—
	MG Trust Company FBO Claudina A. Bonilla MD FCCP PA, Denver, CO	Class R	5.90%	—
	Patricks Plain LLC	Class R5	97.22%	—
RiverSource Partners International Small Cap	Columbia Portfolio Builder Aggressive Fund	Class I	17.83%	50.85	%(a)
	Columbia Portfolio Builder Moderate Fund	Class I	25.47%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	30.16%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.33%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	17.77%	—
	Charles Schwab	Class A	9.01%	—
		Class R4	11.78%
	Morgan Stanley	Class C	14.62%	—
	Taynik & Co., Boston, MA	Class R4	48.66%	—
	Massachusetts Mutual Life Insurance Co., Springfield, MA	Class R4	36.89%	—
Threadneedle Global Equity Income	Columbia Management	Class I	100.00%	—
		Class R	100.00%
		Class R3	100.00%
		Class R4	81.26%
		Class R5	100.00%
	Charles Schwab	Class A	16.66%	—
		Class R4	18.74%
	Michael A. And Mary N. Brockman, Fort Madison, IA	Class C	10.63%	—
	David L. and Diane M Cooper, Prescott, AZ	Class C	9.56%	—
	Janet K. Zimmer, Warsaw, IN	Class C	7.05%	—

208

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Threadneedle International Opportunity	Columbia Management	Class R	100.00%	28.96	%(a)
		Class R3	100.00%
		Class R5	100.00%
	Charles Schwab	Class A	7.77%	—
		Class R4	80.39%
	Matrix Capital	Class R4	19.61%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	18.02%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.06%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.80%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.27%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.42%	—
	Frontier Trust Company FBO Ed’s Supply Co.	Class R	20.34%	—
	Frontier Trust Company FBO Sales West Partners Inc. 401K	Class R	12.03%	—
	Frontier Trust Company FBO Horne Bros. Construction 401K	Class R	11.09%	—
	Frontier Trust Company FBO Kingchem, Inc. 401K	Class R	10.59%	—
	Frontier Trust Company FBO Natural Habitat Adventures	Class R	9.91%	—
	Frontier Trust Company FBO Tofel Employee 401K	Class R	9.72%	—
	Frontier Trust Company FBO Woburn Daily Times, Inc. 401K	Class R	9.04%	—
	Frontier Trust Company FBO Tremont Electric 401K	Class R	8.06%	—
Funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	None	N/A	N/A	—
Columbia Mid Cap Growth Opportunity	Charles Schwab	Class A	7.03%	—
		Class R4	9.07%
	Columbia Portfolio Builder Aggressive Fund	Class I	16.45%	—
	Columbia Portfolio Builder Moderate Fund	Class I	27.43%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	31.54%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.84%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	15.38%	—
	MLP Fenner & Smith	Class C	6.87%	—
	Morgan Stanley	Class C	5.20%	—
	Wachovia Bank	Class R4	82.55%	—
	US Bank NA, Milwaukee, WI	Class R4	8.20%	—
RiverSource Intermediate Tax Exempt	Charles Schwab	Class A	8.06%	—
	First Clearing LLC, A/C T. J. Househmandzadeh, Cerritos, CA	Class C	5.36%	—

209

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource Tax-Exempt High Income	None	N/A	N/A	—
Funds with fiscal period ending December 31
Columbia Government Money Market	Patricks Plain LLC	Class R5	96.68%	—
Columbia Select Large-Cap Value	Columbia Management	Class R3	100.00%	—
		Class R4	100.00%
	Columbia Portfolio Builder Aggressive	Class I	18.01%	—
	Columbia Portfolio Builder Moderate	Class I	25.60%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.73%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.32%	—
	Columbia Portfolio Builder Total Equity	Class I	18.21%	—
	Morgan Stanley	Class A	52.66%	—
	New York Life Trust Company, Parsippany, NJ	Class A	7.89%	—
	MLP Fenner & Smith	Class B	9.78%	—
		Class C	30.39%
		Class R	79.31%
	Citigroup Global Markets	Class B	5.54%	—
		Class C	5.05%	—
	Gramma Fisher Foundation	Class R5	48.68%	—
	American Enterprise Investment Services	Class R5	41.42%	—
Columbia Select Smaller-Cap Value	Columbia Management	Class R3	100.00%	—
		Class R4	10.70%
	Columbia Portfolio Builder Aggressive	Class I	25.11%	—
	Columbia Portfolio Builder Total Equity	Class I	74.75%	—
	MLP Fenner & Smith	Class C	32.91%	—
		Class R	76.90%
	Charles Schwab	Class R4	89.30%	—
	Gramma Fisher Foundation	Class R5	51.12%	—
	Patricks Plain LLC	Class R5	35.29%	—

210

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Seligman Communications and Information	Columbia Management	Class R3	35.45%	—
		Class R4	43.28%
	Columbia Portfolio Builder Aggressive	Class I	17.94%	—
	Columbia Portfolio Builder Moderate	Class I	25.55%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.87%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.28%	—
	Columbia Portfolio Builder Total Equity	Class I	18.24%	—
	MLP Fenner & Smith	Class A	11.16%	—
		Class B	18.43%
		Class C	21.58%
		Class R	39.63%
	Citigroup Global Markets	Class A	5.15%	—
		Class B	7.46%
		Class C	6.95%
	Charles Schwab	Class A	6.57%	—
		Class R4	56.72%
	Morgan Stanley	Class B	5.30%	—
	Hartford Life Insurance Co., Hartford, CT	Class R	30.01%	—
	JPMorgan Chase Bank , New York, NY	Class R	7.48%	—
	Pershing LLC, Jersey City, NJ	Class R3	64.41%	—
RiverSource LaSalle Global Real Estate	Columbia Management	Class A	18.00%	46.18	%(a)
		Class R	5.78%
		Class R3	100.00%
		Class R4	85.27%
	Morgan Stanley	Class A	17.26%	—
	MLP Fenner & Smith	Class A	15.79%	—
		Class C	51.01%
		Class R	85.35%
	Columbia Portfolio Builder Aggressive	Class I	42.79%	—
	Columbia Portfolio Builder Total Equity	Class I	57.11%	—
	Frontier Trust Company FBO Valley Ford 401K, Fargo, ND	Class R	8.87%	—
	Scottrade Inc. FBO Jeffrey Powers IRA, Saint Louis, MO	Class R4	14.73%	—
	Gramma Fisher Foundation	Class R5	61.69%	—
	Patricks Plain LLC	Class R5	37.91%	—

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		Fund Shares
Fund	Shareholder name, city and state	Share Class	Percentage	Percent of Fund (if greater than 25%)
RiverSource LaSalle Monthly Dividend Real Estate	Columbia Management	Class R3	100.00%	—
		Class R4	38.39%
	Columbia Portfolio Builder Moderate Aggressive	Class I	99.62%	—
	MLP Fenner & Smith	Class A	13.25%	—
		Class B	22.58%
		Class C	50.85%
		Class R	87.25%
	Citigroup Global Markets	Class B	6.12%	—
		Class C	7.74%
	Scottrade Inc. FBO Kenny K. Fong, Saint Louis, MO	Class R4	61.61%	—
	Gramma Fisher Foundation	Class R5	61.08%	—
	Patricks Plain LLC	Class R5	36.74%	—
Seligman Capital	Columbia Management	Class R3	100.00%	—
		Class R4	100.00%
	Columbia Portfolio Builder Aggressive	Class I	36.94%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	7.86%	—
	Columbia Portfolio Builder Total Equity	Class I	55.15%	—
	MLP Fenner & Smith	Class B	10.68%	—
		Class C	26.29%
		Class R	71.60%
	Gramma Fisher Foundation	Class R5	56.11%	—
	Patricks Plain LLC	Class R5	40.66%	—
Seligman Growth	Columbia Management	Class R3	100.00%	—
	Columbia Portfolio Builder Aggressive	Class I	17.97%	—
	Columbia Portfolio Builder Moderate	Class I	25.53%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.84%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.31%	—
	Columbia Portfolio Builder Total Equity	Class I	18.21%	—
	Ameriprise Trust Company	Class R4	91.71%	—
	Wachovia Bank	Class R4	7.61%	—
	MLP Fenner & Smith	Class C	9.80%	—
	Frontier Trust Company, Fargo, ND	Class R	70.27%	—
	MG Trust Company FBO Global Surveillance Associates, Denver, CO	Class R	6.60%	—
	Gramma Fisher Foundation	Class R5	85.93%	—
	American Enterprise Investment Services	Class R5	8.30%	—

(a)	Combination of all share classes of Columbia Management initial capital and affiliated funds-of-funds’ investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of affiliated funds in the Fund Family (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Columbia Management or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent Columbia Management, as manager of the funds-of-funds, may be deemed a

212

beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Columbia Management or an affiliate, represent more than 25% of a fund, Columbia Management and its affiliated companies may be deemed to control the fund.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

213

Independent Registered Public Accounting Firm

For RiverSource and Threadneedle funds, the financial statements for the fiscal years ended on or after July 31, 2007, and for Seligman funds, the financial statements for the fiscal years ended on or after Sept. 30, 2009 contained in a fund’s Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds. For RiverSource funds, the financial statements for periods ended on or before June 30, 2007 were audited by other auditors. For Seligman funds, the financial statements for periods ended on or before Dec. 31, 2008 were audited by Deloitte & Touche LLP.

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Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings.

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements – their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

A-3

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The

A-4

short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

A-5

Appendix B

STATE TAX-EXEMPT FUNDS

STATE RISK FACTORS

The State Tax-Exempt Funds invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund’s shares to change more than the values of funds’ shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state’s economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

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Appendix C

RiverSource S&P 500 Index Fund

ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Appendix D

Class A – Calculation of the Sales Charge

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund’s investment category in Table 1.

Table 9. Class A Initial Sales Charge

		Sales charge(a) as a percentage of:
Fund category	Total market value	Public offering price(b)	Net amount invested
Balanced, Equity, Fund-of-funds – equity*	$0 – $49,999	5.75%	6.10%
	$50,000 – $99,999	4.50%	4.71%
	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
Fund-of-funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income	$0 – $49,999	4.75%	4.99%
	$50,000 – $99,999	4.25%	4.44%
	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, Columbia Limited Duration Credit Fund, RiverSource Intermediate Tax-Exempt Fund and RiverSource Short Duration U.S. Government Fund	$0 – $99,999	3.00%	3.09%
	$100,000 – $249,999	2.50%	2.56%
	$250,000 – $499,999	2.00%	2.04%
	$500,000 – $999,999	1.50%	1.52%
	$1,000,000 or more(c),(d)	0.00%	0.00%

*	RiverSource S&P 500 Index Fund is not subject to a front-end sales change on Class A shares.
(a)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

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Appendix E

Legacy Columbia Funds

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

Columbiasm Acorn® Fund

Columbiasm Acorn International®

Columbiasm Acorn International Select®

Columbiasm Acorn Select®

Columbiasm Acorn USA®

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Core Bond Fund

Columbia Corporate Income Fund (formerly known as

Columbia Income Fund)

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia Greater China Fund

Columbia High Income Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Growth Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Liberty Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Short-Intermediate Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

Columbiasm Thermostat Fund®

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

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Appendix F

Legacy RiverSource Funds

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

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Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

S-6500 CP (9/10)

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Appendix D – Pro forma financial statements of Columbia Large Cap Core Fund, Columbia Strategic Investor Fund, Columbia Small Cap Growth Fund I and Columbia Large Value Quantitative Fund

NARRATIVE DESCRIPTION OF THE PRO FORMA EFFECTS OF THE REORGANIZATIONS

The unaudited pro forma information set forth below for the twelve month periods ended on the dates indicated is intended to present supplemental data as if the reorganizations of one or more funds (each a “Selling Fund” and together, the “Selling Funds”) into other corresponding funds (each a “Buying Fund” and together, the “Buying Funds”), as noted in Table 1 below (the “Reorganizations”), had occurred as of the beginning of the period (unless otherwise noted). No Reorganization is contingent upon any other Reorganization. Information has not been presented for any Reorganizations involving a Selling Fund the net assets of which were less than 10% of the net assets of the corresponding Buying Fund as of October 6, 2010.

Table 1 – Reorganizations

Selling Fund	Buying Fund	Period Ended
Columbia Blended Equity Fund	Columbia Large Cap Core Fund	August 31, 2010
Columbia Select Opportunities Fund	Columbia Strategic Investor Fund	August 31, 2010
Columbia Small Cap Growth Fund II	Columbia Small Cap Growth Fund I	August 31, 2010
Columbia Disciplined Value Fund	Columbia Large Value Quantitative Fund	September 30, 2010

Basis of Combination

In August 2010, the Boards of Trustees of the Selling Funds approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) pursuant to which, subject to shareholder approval, each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund (“Reorganization Shares”) and each Buying Fund will assume all of the liabilities of the corresponding Selling Fund. Selling Fund shareholders will receive the class of Reorganization Shares indicated in Table 2 below. Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. All Reorganization Shares delivered to the Selling Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by each Selling Fund attributable to each class thereof will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of such class of the Selling Fund in proportion to their holdings of shares of the Selling Fund.

Table 2 – Reorganization Shares

Selling Fund Share Class		Reorganization Share Class
Class A	→	Class A
Class B	→	Class B
Class C	→	Class C
Class T	→	Class T
Class Z	→	Class Z

Under the terms of the Plan of Reorganization, each Reorganization will be accounted for by the method of accounting for tax-free mergers of investment companies. Following the Reorganizations, the Buying Funds will be the accounting survivors. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving funds and the results of operations for pre-Reorganization periods will not be restated. The costs of the Reorganizations, current estimates of which are set

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forth in Table 5 below, will be borne by the Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) up to the amount of the anticipated reduction in expenses borne by that Fund over the first year following the Reorganization. Any Reorganization expenses otherwise allocable to a Fund that are in excess of that limitation will be borne by Columbia Management Investment Advisers, LLC (“Columbia Management”) or its affiliates and not by any other Fund. If a Reorganization is not consummated, Columbia Management or its affiliates will bear the costs associated with that Reorganization. The pro forma information provided herein should be read in conjunction with the audited financial statements of the Funds included in their most recent annual reports and, as applicable, the unaudited financial statements of the Funds included in their most recent semi-annual reports, in each case dated as indicated in Table 3 below.

Table 3 – Shareholder Report Dates

Fund	Annual Report	Semi-Annual Report
Columbia Large Cap Core Fund (Buying Fund)	2/28/2010	8/31/2010
Columbia Blended Equity Fund (Selling Fund)	3/31/2010	9/30/2010
Columbia Strategic Investor Fund (Buying Fund)	8/31/2010	N/A
Columbia Select Opportunities Fund (Selling Fund)	3/31/2010	9/30/2010
Columbia Small Cap Growth Fund I (Buying Fund)	8/31/2010	N/A
Columbia Small Cap Growth Fund II (Selling Fund)	2/28/2010	8/31/2010
Columbia Large Value Quantitative Fund (Buying Fund)	9/30/2010	N/A
Columbia Disciplined Value Fund (Selling Fund)	9/30/2010	N/A

Table 4 below presents, as of the date indicated, the net assets of each Fund.

Table 4 – Selling Funds and Buying Funds Net Assets

Fund	Net Assets	As-Of Date
Columbia Large Cap Core Fund (Buying Fund)	$1,013,225,017	August 31, 2010
Columbia Blended Equity Fund. (Selling Fund)	$119,657,863	August 31, 2010
Columbia Strategic Investor Fund (Buying Fund)	$711,969,399	August 31, 2010
Columbia Select Opportunities Fund (Selling Fund)	$89,647,647	August 31, 2010
Columbia Small Cap Growth Fund I (Buying Fund)	$790,443,387	August 31, 2010
Columbia Small Cap Growth Fund II (Selling Fund)	$304,268,662	August 31, 2010
Columbia Large Value Quantitative Fund (Buying Fund)	$246,839,659	September 30, 2010
Columbia Disciplined Value Fund (Selling Fund)	$207,829,423	September 30, 2010

Table 5 presents the estimated Reorganization costs (exclusive of any transaction costs associated with any portfolio realignment); the net assets as of the date indicated in Table 4 above of each Buying Fund assuming the indicated Reorganizations occurred on that date, after accounting for the estimated Reorganization costs to be borne by the Buying Fund and the corresponding Selling Fund; and, on a pro forma basis, the estimated relative increases or decreases in combined operating expenses that would have been incurred during the one-year period ended on the date indicated in Table 4 above. The pro forma increases and decreases represent the differences between (i) the combined expenses actually charged to the Buying Fund and the Selling Fund during the period and (ii) the expenses that would have been charged to the combined assets of the Buying and Selling Funds if the reorganizations and other contractual changes had occurred at the beginning of the year.

The unaudited pro forma information set forth in Table 5 below reflects adjustments made to expenses for differences in contractual rates, duplicate services and other services that would not have occurred if the

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Reorganizations had taken place on the first day of the period described in Table 1 above. The pro forma information has been derived from the books and records of the Funds utilized in calculating daily net asset value for the Funds and has been prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. Actual results could differ from those estimates.

Table 5 – Estimated Reorganization Costs, Combined Fund Net Assets and Pro Forma Increases or Decreases in Expenses (1)

Proposal 1
Estimated Reorganization Costs	$39,773
Combined Fund Net Assets as of the Date Indicated in Table 4	$1,132,843,107

Increase (Decrease)
Management fees (2)	($148,364)
Custodian fees (3)	($18,965)
Pricing and bookkeeping (4)	($208,318)
Professional fees (5)	($43,093)
Registration fees (5)	($26,066)
Reports to shareholders (5)	($12,998)
Transfer agency fees (3)	$160,424
Other (5)	($13,145)

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$78,632

Proposal 2
Estimated Reorganization Costs	$33,435
Combined Fund Net Assets as of the Date Indicated in Table 4	$801,583,611

Increase (Decrease)
Management fees (2)	($3,968)
Custodian fees (3)	($114,225)
Pricing and bookkeeping (4)	($217,194)
Professional fees (5)	($40,543)
Registration fees (5)	($41,510)
Reports to shareholders (5)	($31,517)
Transfer agency fees (3)	($2,740,970)
Other (5)	($21,346)

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$3,296,950

Proposal 3
Estimated Reorganization Costs	$103,830
Combined Fund Net Assets as of the Date Indicated in Table 4	$1,094,608,219

Increase (Decrease)
Management fees (7)	$41,037
Custodian fees (3)	($37,857)
Pricing and bookkeeping (4)	($238,302)
Professional fees (5)	($77,310)
Registration fees (5)	($61,327)
Reports to shareholders (5)	($23,099)
Transfer agency fees (3)	$90,256
Other (5)	($37,430)

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Proposal 4
Estimated Reorganization Costs	$78,539
Combined Fund Net Assets as of the Date Indicated in Table 4	$454,590,543

Increase (Decrease)
Management fees (2)	$80,689
Custodian fees (3)	($16,025)
Pricing and bookkeeping (4)	($79,963)
Professional fees (5)	($58,086)
Registration fees (5)	($58,800)
Reports to shareholders (5)	($16,116)
Transfer agency fees (3)	($129,611)
Other (5)	($25,731)

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$(264,982)

(1)	See “Fees and Expenses” in the Proxy Statement/Prospectus for more information.
(2)	Management fees are composed of an advisory fee and an administration fee and have been adjusted to reflect (i) the contractual rates charged to the Buying Fund and, as applicable (ii) the elimination of the performance incentive adjustment for the Buying Fund, proposed to be effective in the second quarter of 2011, subject to shareholder approval.
(3)	Adjustment reflects changes in contractual rates.
(4)	Adjustment reflects changes in contractual rates. This service will not be separately charged and will be provided as a component of administration services.
(5)	Adjustment reflects the elimination of duplicate services.
(6)	Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by Columbia Management and its affiliates.
(7)	Management fees are composed of an advisory fee and an administration fee and have been adjusted to reflect the contractual rates charged to the Buying Fund, proposed to be effective in the second quarter of 2011.

Pursuant to an Investment Management Services Agreement with Columbia Management each Fund pays a monthly management fee to Columbia Management based on the average daily net assets of the Fund, at the annual rates shown in Table 6 below. The Board of Directors/Trustees of each Buying Fund has approved a new Investment Management Services Agreement (“New Agreement”) for each of the Buying Funds, under which management fees would be paid to Columbia Management based on the average daily net assets of the Fund, at the annual rates shown below.

For Columbia Large Value Quantitative Fund, the New Agreement also reflects the elimination of a performance incentive adjustment (“PIA”). The PIA adjusts the investment management fee upward or downward monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero.

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The New Agreements for Columbia Large Cap Core Fund, Columbia Strategic Investor Fund and Columbia Large Value Quantitative Fund are each subject to approval by shareholders of such Buying Fund.

Table 6 – Investment Management Fees

Fund	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - Proposed)
Columbia Large Cap Core Fund (Buying Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.600 0.550 0.500 0.450 0.430 0.410	% % % % % %	0.710 0.665 0.620 0.570 0.560 0.540	% % % % % %

Columbia Blended Equity Fund. (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.750 0.570 0.520 0.470 0.450 0.430	% % % % % %	N/A

Columbia Strategic Investor Fund (Buying Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.600 0.550 0.500 0.500 0.500 0.500	% % % % % %	0.710 0.665 0.620 0.570 0.560 0.540	% % % % % %

Columbia Select Opportunities Fund (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.750 0.570 0.520 0.470 0.450 0.430	% % % % % %	N/A

Columbia Small Cap Growth Fund I (Buying Fund)	First $0.5 Next $0.5 Over $1.0	0.870 0.820 0.770	% % %	0.790 0.745 0.700	% % %

Columbia Small Cap Growth Fund II (Selling Fund)	First $0.5 Next $0.5 Over $1.0	0.700 0.650 0.600	% % %	N/A

Columbia Large Value Quantitative Fund (Buying Fund)	First $0.5 Next $0.5 Next $0.5 Next $0.5 Next $1.0 Next $3.0 Next $1.5 Next $2.5 Next $5.0 Next $5.0 Next $4.0 Next $26.0 Over $50.0	0.600 0.600 0.575 0.575 0.550 0.525 0.500 0.485 0.470 0.450 0.425 0.400 0.375	% % % % % % % % % % % % %	0.690 0.645 0.600 0.550 0.550 0.540 0.520 0.520 0.520 0.520 0.520 0.520 0.520	% % % % % % % % % % % % %

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Fund	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - Proposed)
Columbia Disciplined Value Fund (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.700 0.650 0.600 0.550 0.530 0.510	% % % % % %	N/A

Pursuant to an Administrative Services Agreement with Columbia Management or Ameriprise Financial, Inc. (“Ameriprise Financial”), as indicated in Table 7 below, each Fund’s administrator (“Administrator”) provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, each Fund pays its Administrator a monthly administration fee as a percentage of the Fund’s average daily net assets, at the annual rates shown in Table 7 below. The Board of Directors/Trustees of each Buying Fund has approved a new Administrative Services Agreement for the Fund under which administration fees would be paid to Columbia Management based on the average daily net assets of the Fund, at the annual rates shown below.

Table 7 – Administration Fees

Fund	Administrator	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - New)
Columbia Large Cap Core Fund (Buying Fund)	Columbia Management	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.170 0.170 0.170 0.170 0.170	% % % % %	0.060 0.055 0.050 0.040 0.030	% % % % %

Columbia Blended Equity Fund. (Selling Fund)	Columbia Management	All	0.150%		N/A

Columbia Strategic Investor Fund (Buying Fund)	Columbia Management	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.150 0.150 0.125 0.125 0.125	% % % % %	0.060 0.055 0.050 0.040 0.030	% % % % %

Columbia Select Opportunities Fund (Selling Fund)	Columbia Management	All	0.150%		N/A

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Fund	Administrator	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - New)
Columbia Small Cap Growth Fund I (Buying Fund)	Columbia Management	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.000 0.000 0.000 0.000 0.000	% % % % %	0.080 0.075 0.070 0.060 0.050	% % % % %

Columbia Small Cap Growth Fund II (Selling Fund)	Columbia Management	All	0.117%		N/A

Columbia Large Value Quantitative Fund (Buying Fund)	Ameriprise Financial	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.060 0.055 0.050 0.040 0.030	% % % % %	Same as Current

Columbia Disciplined Value Fund (Selling Fund)	Columbia Management	All	0.067%		N/A

Ameriprise Financial provides accounting services as part of its Administrative Services Agreement. State Street Bank and Trust Company provides accounting services to the Funds administered by Columbia Management.

Columbia Management Investment Services Corp., an affiliate of Columbia Management, is the transfer agent for each Fund. Columbia Management Investment Distributors, Inc., an affiliate of Columbia Management, is the distributor for each Fund.

No significant accounting policies will change as the result of the proposed Reorganizations.

The estimated costs of the Reorganizations shown in Table 5 above do not reflect any brokerage commissions incurred by a Fund in connection with any portfolio realignment. Columbia Management expects that, subsequent to the Reorganizations, there may be some portfolio realignment of the Buying Funds (of securities acquired from the Selling Funds). However, Columbia Management expects that any such portfolio realignment will not result in any significant increase in a Buying Fund’s portfolio turnover rate, relative to its historical portfolio turnover rates. Columbia Management also does not expect any incremental trading costs to be significant.

Federal Income Taxes

Please see “Tax Status of the Reorganizations” in the Prospectus/Proxy Statement for a discussion of the tax effects of each Reorganization.

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its investment company taxable income to shareholders. After the Reorganizations, the Buying Funds intend to continue to qualify as regulated investment companies.

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Columbia High Income Fund

Columbia Conservative High Yield Fund

Columbia Total Return Bond Fund

Columbia Core Bond Fund

Columbia Short-Intermediate Bond Fund

RiverSource Short Duration U.S. Government Fund

Columbia Federal Securities Fund

COMBINED PROXY STATEMENT/PROSPECTUS

[•], 2010

This is a brief overview of the reorganization and certain other actions proposed for your fund. We encourage you to read the full text of the enclosed combined proxy statement/prospectus.

Q: Why am I being asked to vote?

Funds are required to obtain shareholder approval for certain kinds of changes, like the reorganizations proposed in the enclosed combined proxy statement/prospectus. As a shareholder of one of the above-listed funds, you are being asked to vote on a reorganization involving your fund. In addition, the directors/trustees of certain of the funds listed above have nominated candidates for election or re-election as directors/trustees. Shareholders of those funds are entitled to vote in these elections. Certain of the funds listed above are also being asked to vote on an amendment to the Articles of Incorporation of the corporation of which their fund is a series in order to increase the maximum permissible number of directors from fifteen to twenty so that each of the candidates nominated by the directors, if elected, can serve on the applicable board of directors.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the selling fund will hold shares of the buying fund.

Q: Is my vote important?

Absolutely! While the board of directors or board of trustees (the “Board”) of each fund listed above has reviewed the proposed reorganizations and, as applicable, the proposed amendments, and recommends that you approve them, these proposals generally cannot go forward without the approval of shareholders. Similarly, while the Boards of certain funds have nominated candidates for director/trustee, you have the right to vote to elect the directors/trustees that oversee your fund. Until a fund is sure that a quorum has been reached, it will continue to contact shareholders asking them to vote.

Q: On what am I being asked to vote?

Shareholders are being asked to vote on the reorganization (a “Reorganization”) of one or more funds (each a “Selling Fund” and together, the “Selling Funds”) into other corresponding funds (each a “Buying Fund” and together, the “Buying Funds”), as noted in the table below:

Selling Fund	Buying Fund
Columbia High Income Fund	Columbia Income Opportunities Fund (formerly, RiverSource Income Opportunities Fund)
Columbia Conservative High Yield Fund	Columbia Income Opportunities Fund (formerly, RiverSource Income Opportunities Fund)
Columbia Total Return Bond Fund	Columbia Intermediate Bond Fund
Columbia Core Bond Fund	Columbia Bond Fund
Columbia Short-Intermediate Bond Fund	Columbia Bond Fund
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund
Columbia Federal Securities Fund	Columbia U.S. Government Mortgage Fund (formerly, RiverSource U.S. Government Mortgage Fund)

If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of a corresponding class of the corresponding Buying Fund with the same aggregate net asset value as that of your Selling Fund shares at the time of the Reorganization. (Selling Funds and Buying Funds are referred to individually or collectively as a “Fund” or the “Funds.”) While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

In addition, shareholders of RiverSource Short Duration U.S. Government Fund are being asked to vote to amend such Fund’s Articles of Incorporation to increase the maximum number of directors from fifteen to twenty and shareholders of each of Columbia High Income Fund, Columbia Total Return Bond Fund and RiverSource Short Duration U.S. Government Fund (collectively, the “Board Election Funds”) are being asked to vote for the election or re-election of sixteen nominees for election as directors/trustees of those Funds.

We encourage you to read the full text of the enclosed combined proxy statement/prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization and, as applicable, to the proposed amendments to the Articles of Incorporation and to the election or re-election of nominees as directors/trustees to your Fund’s Board.

Q: Why are the Reorganizations being proposed?

On May 1, 2010, Ameriprise Financial, Inc., the parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC), the Funds’ investment manager (“Columbia Management”), acquired the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America, N.A. (the “Transaction”). In connection with the Transaction, Columbia Management became the investment manager of the Columbia-branded funds (the “Columbia Fund Complex”), in addition to the funds that were then branded as RiverSource, Seligman and Threadneedle funds (the “RiverSource Fund Complex” and, together with the Columbia Fund Complex, the “Combined Fund Complex”).

The proposed Reorganizations are among the reorganizations recommended by Columbia Management following the Transaction. Columbia Management’s overall goal in proposing the reorganizations is twofold. First, by combining Columbia-, RiverSource-, Seligman- and Threadneedle-branded funds with generally similar investment objectives, strategies and policies, each combined investment portfolio will be larger, which tends to lead to greater efficiency. Second, by streamlining the product offering of the Combined Fund Complex, management, administration, distribution and other resources can be focused more effectively on a smaller group of funds. The Reorganization of each Selling Fund into the corresponding Buying Fund will enable shareholders of each Selling Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar investment strategy.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

Account-level features and options such as dividend distributions, dividend diversification, automatic investment plans, systematic withdrawals and dollar cost averaging will automatically carry over from accounts in each Selling Fund to accounts in the corresponding Buying Fund.

Q: Are there costs or tax consequences of the Reorganizations?

You will not pay any sales charge in connection with the Reorganizations. Reorganization costs will be allocated to each Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization. Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. A portion, which may be substantial, of the portfolio assets of a Buying or Selling Fund may be sold before or after the Reorganization in connection with its Reorganization. Such sales will result in such Fund incurring transaction costs and may result in a taxable distribution of gains to shareholders.

Q: If approved, when will the Reorganizations happen?

The Reorganizations will take place as soon as practicable following shareholder approval, and are expected to close before the end of the second quarter of 2011.

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Q: Why have the Boards of certain Funds nominated candidates for election to those Boards?

Following the Transaction, described above, the boards of directors/trustees of the RiverSource Fund Complex (the “Columbia RiverSource Board” and) and the boards of trustees of the Columbia Fund Complex had ongoing discussions regarding a potential consolidated board of directors/trustees to oversee all or a portion of the Combined Fund Complex. In September 2010, these discussions culminated in an agreement between the Columbia RiverSource Board and the current board of trustees of certain of the trusts in the Columbia Fund Complex (the “Columbia Nations Board”) to have a consolidated board of directors/trustees for a portion of the Combined Fund Complex. Specifically, they agreed that the RiverSource Fund Complex and the portion of the Columbia Fund Complex overseen by the Columbia Nations Board should be overseen by a consolidated board of directors/trustees. In this regard, the Columbia Nations Board and the Columbia RiverSource Board each determined that the consolidation would enhance the oversight of a larger fund family and should achieve cost efficiencies for fund shareholders.

In order to effect the consolidation, [the Governance Committees of the Columbia Nations Board and the Columbia RiverSource Board, along with each full Board, have nominated individuals] under Proposal 6 of the combined proxy statement/prospectus for election to the Columbia Nations Board and the Columbia RiverSource Board, each to hold office for an indefinite term. Information about each nominee is set forth in this combined proxy statement/prospectus under Proposal 6.

Q: Why has the Boards of RiverSource Short Duration U.S. Government Fund proposed an amendment to the Fund’s Articles of Incorporation?

The Articles of Incorporation of RiverSource Short Duration U.S. Government Fund includes a provision that limits board size to 15 directors. To accommodate the proposed 16-person boards of directors/trustees described above, RiverSource Short Duration U.S. Government Fund’s Articles of Incorporation must be amended to increase the maximum permissible number of directors, which requires shareholder approval.

Q: How does my Board recommend that I vote?

After careful consideration, your Board recommends that you vote FOR the Reorganization of your Selling Fund, FOR the proposed amendment to the Articles of Incorporation of your Fund, if applicable, and FOR each nominee for election as director/trustee of your Fund, if applicable.

Q: How can I vote?

You can vote in one of four ways:

•	By telephone ([phone number])

•	By internet ([internet url])

•	By mail (using the enclosed postage prepaid envelope)

•	In person at the shareholder meeting scheduled to occur in [XXXX location] on [MM/DD/YY].

The deadline for voting by telephone or internet is [[MM/DD/YY]]. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, internet or mail.

Q: Will I be notified of the results of the vote?

Please check www.columbiamanagement.com for updated information on the proposals described in the enclosed proxy statement/prospectus, including voting results. The final voting results for each proposal also will be included in each Fund’s next report to shareholders following the special shareholder meeting.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Selling Funds’ proxy solicitor, Computershare Fund Services, toll free at 800-708-7953.

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NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

Columbia Funds Series Trust	Columbia Funds Series Trust I
Columbia High Income Fund	Columbia Conservative High Yield Fund
Columbia Total Return Bond Fund	Columbia Core Bond Fund
Columbia Short-Intermediate Bond Fund
RiverSource Government Income Series, Inc.	Columbia Federal Securities Fund
RiverSource Short Duration U.S. Government Fund

To be held [•], 2011

1. A Joint Special Meeting of Shareholders (the “Meeting”) of each of the Funds listed above (each a “Selling Fund”) will be held at [•] [a.m./p.m.] on [•] 2011, at [•] in the [•] room on the [•] floor. At the Meeting, shareholders will consider the following proposal with respect to their Selling Fund:

To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Columbia Funds Series Trust, on behalf of its Columbia High Income Fund and Columbia Total Return Bond Fund series, Columbia Funds Series Trust I, on behalf of its Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Short—Intermediate Bond Fund and Columbia Federal Securities Fund series, RiverSource Government Income Series, Inc., on behalf of its RiverSource Short Duration U.S. Government Fund series, certain other registered investment companies and Columbia Management Investment Advisers, LLC, pursuant to which each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding buying fund, as indicated below (each a “Buying Fund”) in exchange for shares of a corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. The Buying Fund shares will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Shareholders of each Selling Fund will vote separately on the relevant proposal, as shown below.

Selling Fund	Buying Fund	Proposal #
Columbia High Income Fund	Columbia Income Opportunities Fund* (formerly, RiverSource Income Opportunities Fund)	1
Columbia Conservative High Yield Fund	Columbia Income Opportunities Fund* (formerly, RiverSource Income Opportunities Fund)	1
Columbia Total Return Bond Fund	Columbia Intermediate Bond Fund	2
Columbia Core Bond Fund	Columbia Bond Fund	3
Columbia Short-Intermediate Bond Fund	Columbia Bond Fund	3
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	4
Columbia Federal Securities Fund	Columbia U.S. Government Mortgage Fund** (formerly, RiverSource U.S. Government Mortgage Fund)	5

*	The Board of RiverSource Bond Series, Inc. has approved the redomiciling of Columbia Income Opportunities Fund, a series of RiverSource Bond Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Income Opportunities Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia Income Opportunities Fund. If the Redomiciling is approved by shareholders of Columbia Income Opportunities Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Bond Series, Inc.
**	The Board of RiverSource Government Income Series, Inc. has approved the redomiciling of Columbia U.S. Government Mortgage Fund, a series of RiverSource Government Income Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia U.S. Government Mortgage Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia U.S. Government Mortgage Fund. If the Redomiciling is approved by shareholders of Columbia U.S. Government Mortgage Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Government Income Series, Inc.

For shareholders of RiverSource Short Duration U.S. Government Fund only, approval of the Agreement also will constitute approval of an amendment to the Articles of Incorporation of RiverSource Government Income Series, Inc. to provide that RiverSource Short Duration U.S. Government Fund be acquired by Columbia Short Term Bond Fund.

2. Each of Columbia High Income Fund, Columbia Total Return Bond Fund and RiverSource Short Duration U.S. Government Fund (collectively, “Board Election Funds”) also will vote on nominees for director/trustee (Proposal 6).

3. At the Meeting, shareholders of RiverSource Short Duration U.S. Government Fund also will vote on proposed amendments to the Articles of Incorporation of RiverSource Government Income Series, Inc. (Proposal 7).

Shareholders of each of the Funds will vote on Proposals 6 and 7, as applicable, together as a single class with shareholders of each other series of the corporation or trust of which such Fund is a series. The name of the corporation or trust of which each Fund is a series is indicated in bold at the beginning of this notice.

Please take some time to read the enclosed combined proxy statement/prospectus. It discusses these proposals in more detail. If you were a shareholder on December 17, 2010, you may vote at the Meeting or at any adjournment or postponement of the Meeting. You are welcome to attend the Meeting in person. If you cannot attend in person, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Selling Funds’ proxy solicitor toll free at 800-708-7953. It is important that you vote. The board of directors/trustees of each Selling Fund recommends that you vote FOR its Reorganization and, if applicable, FOR the amendment of such Fund’s Articles of Incorporation, and, if applicable, FOR each nominee for director/trustee.

By order of the Boards of Directors/Trustees

Scott R. Plummer, Secretary [•], 2010

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Columbia High Income Fund

Columbia Conservative High Yield Fund

Columbia Total Return Bond Fund

Columbia Core Bond Fund

Columbia Short-Intermediate Bond Fund

RiverSource Short Duration U.S. Government Fund

Columbia Federal Securities Fund

COMBINED PROXY STATEMENT/PROSPECTUS

Dated [•], 2010

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Buying Fund (as defined below). The address and telephone number of each Selling Fund and each Buying Fund is c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, and 800.345.6611. This combined proxy statement/prospectus and the enclosed proxy card were first mailed to shareholders of each Selling Fund beginning on or about January [•], 2011. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund, as indicated below:

Proposal	To be voted on by shareholders of:

1.       To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust, on behalf of its Columbia High Income Fund series, Columbia Funds Series Trust I, on behalf of its Columbia Conservative High Yield Fund series (each a “Selling Fund”), RiverSource Series Trust, on behalf of its Columbia Income Opportunities Fund series (a “Buying Fund”)*, each an open-end registered investment company, certain other registered investment companies and Columbia Management Investment Advisers, LLC (“Columbia Management”). Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia High Income Fund and Columbia Conservative High Yield Fund

*       The Board of RiverSource Bond Series, Inc. has approved the redomiciling of Columbia Income Opportunities Fund, a series of RiverSource Bond Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Income Opportunities Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia Income Opportunities Fund. If the Redomiciling is approved by shareholders of Columbia Income Opportunities Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Bond Series, Inc.

Selling Funds		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class Y	g	Class Y
Class Z	g	Class Z

2.       To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust, on behalf of its Columbia Total Return Bond Fund series (a “Selling Fund”), Columbia Funds Series Trust I, on behalf of its Columbia Intermediate Bond Fund series (a “Buying Fund”), each an open-end registered investment company, certain other registered investment companies and Columbia Management. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Total Return Bond Fund

Proposal	To be voted on by shareholders of:

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class Z	g	Class Z

3.       To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust I, on behalf of its Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund series (each a “Selling Fund”), Columbia Funds Series Trust I, on behalf of its Columbia Bond Fund series (a “Buying Fund”), each an open-end registered investment company, certain other registered investment companies and Columbia Management. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund

Selling Funds		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class T	g	Class T
Class Z	g	Class Z

4.       To approve an Agreement and Plan of Reorganization by and among RiverSource Government Income Series, Inc., on behalf of its RiverSource Short Duration U.S. Government Fund series (a “Selling Fund”), Columbia Funds Series Trust, on behalf of its Columbia Short Term Bond Fund series (a “Buying Fund”), each an open-end registered investment company, certain other registered investment companies and Columbia Management. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

RiverSource Short Duration U.S. Government Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class I	g	Class I
Class R*	g	Class R
Class R4	g	Class R4
Class W	g	Class W

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly named Class R2 shares.

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Proposal	To be voted on by shareholders of:

5.       To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust I, on behalf of its Columbia Federal Securities Fund series (a “Selling Fund”), RiverSource Series Trust, on behalf of its Columbia U.S. Government Mortgage Fund series (a “Buying Fund”)*, each an open-end registered investment company, certain other registered investment companies and Columbia Management. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Columbia Federal Securities Fund

*       The Board of RiverSource Government Income Series, Inc. has approved the redomiciling of Columbia U.S. Government Mortgage Fund, a series of RiverSource Government Income Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia U.S. Government Mortgage Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia U.S. Government Mortgage Fund. If the Redomiciling is approved by shareholders of Columbia U.S. Government Mortgage Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Government Income Series, Inc.

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class Z	g	Class Z

6. To elect nominees as directors/trustees.	Columbia High Income Fund, Columbia Total Return Bond Fund and RiverSource Short Duration U.S. Government Fund (each a “Board Election Fund”)

7. To approve proposed amendments to the Articles of Incorporation of RiverSource Government Income Series, Inc.	RiverSource Short Duration U.S. Government Fund

The proposals will be considered by shareholders who owned shares of the Selling Funds on December 17, 2010, at a joint special meeting of shareholders (the “Meeting”) that will be held at [•] [[a.m./p.m.]] on [•], 2011, at [•] in the [•] room on the [•] floor. Each of the Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) is a registered open-end management investment company (or a series thereof). Please read this combined proxy statement/prospectus and keep it for future reference.

Although the board of directors/trustees (the “Board”) of each Selling Fund* recommends that shareholders approve the reorganization of the Selling Fund into the corresponding Buying Fund (each a “Reorganization”), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of a second Selling Fund do not approve the second Selling Fund’s Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this combined proxy statement/prospectus. If shareholders of any Selling Fund fail to approve its Reorganization, the Board of such Selling Fund will consider what other actions, if any, may be appropriate.

The outcome of Proposal 7 will not be affected by the outcome of any other proposal. However, shareholders of RiverSource Short Duration U.S. Government Fund will vote together as a single class with the shareholders of the other series of the corporation of which that Fund is a series. Thus, the outcome of Proposal 7 will depend in part on the votes of shareholders of those other series, which are being solicited separately.

With respect to RiverSource Government Income Series, Inc., Proposal 6 is contingent on Proposal 7 to the extent that if shareholders of RiverSource Government Income Series, Inc. elect all 16 nominees but do not approve the proposed amendment to RiverSource Government Income Series, Inc.’s Articles of Incorporation, then nominee William F. Truscott will not continue as a director of RiverSource Government Income Series, Inc.

Shareholders of each Board Election Fund will vote together as a single class with the shareholders of the other series of the corporation or trust of which that Fund is a series, if any. Thus, if applicable, the outcome of Proposal 6 will depend in part on the votes of shareholders of those other series, which are being solicited separately.

*	References to the Board of a Fund refer to the Board of the corporation or trust of which the Fund is a series.

3

How Each Reorganization Will Work

•

Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund (“Reorganization Shares”) and the assumption by the Buying Fund of all of the Selling Fund’s liabilities.

•

Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Each class of Reorganization Shares will be distributed to the shareholders of the corresponding class of the Selling Fund in liquidation of the Selling Fund in proportion to their holdings in such class of the Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as their Selling Fund Class A shares at the time of the Reorganization. You will not pay any sales charge in connection with the receipt or distribution of Reorganization Shares. If you already have a Buying Fund account with exactly the same registration as your Selling Fund account, your Reorganization Shares typically will be added to that account.

•

Reorganization costs will be allocated to each Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization. Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. A portion, which may be substantial, of the portfolio assets of a Buying Fund or Selling Fund may be sold before or after the Reorganization in connection with its Reorganization. Such sales will result in such Fund incurring transaction costs and may result in a taxable distribution of gains to shareholders.

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this combined proxy statement/prospectus by reference:

•	The Statement of Additional Information of the Buying Funds relating to the Reorganizations (the “Merger SAI”), dated [•], 2010;

Columbia High Income Fund

•	the prospectuses of Columbia High Income Fund, dated August 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia High Income Fund, dated September 27, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia High Income Fund for the year ended March 31, 2010;

Columbia Conservative High Yield Fund

•	the prospectuses of Columbia Conservative High Yield Fund, dated January 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Conservative High Yield Fund, dated January 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Conservative High Yield Fund for the year ended August 31, 2010;

Columbia Total Return Bond Fund

•	the prospectuses of Columbia Total Return Bond Fund, dated August 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Total Return Bond Fund, dated September 27, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Total Return Bond Fund for the year ended March 31, 2010;

Columbia Core Bond Fund

•	the prospectuses of Columbia Core Bond Fund, dated September 1, 2010, as supplemented to date;

4

•	the Statement of Additional Information of Columbia Core Bond Fund, dated September 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Core Bond Fund for the year ended April 30, 2010;

Columbia Short-Intermediate Bond Fund

•	the prospectuses of Columbia Short-Intermediate Bond Fund, dated August 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Short-Intermediate Bond Fund, dated August 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Short-Intermediate Bond Fund for the year ended March 31, 2010;

RiverSource Short Duration U.S. Government Fund

•	the prospectus of RiverSource Short Duration U.S. Government Fund, dated July 30, 2010, as supplemented to date;

•	the Statement of Additional Information of RiverSource Short Duration U.S. Government Fund dated November 29, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of RiverSource Short Duration U.S. Government Fund for the year ended May 31, 2010; and

Columbia Federal Securities Fund

•	the prospectuses of Columbia Federal Securities Fund, dated January 1, 2010, as supplemented to date;

•	the Statement of Additional Information of Columbia Federal Securities Fund, dated January 1, 2010, as supplemented to date;

•

the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Federal Securities Fund for the year ended August 31, 2010.

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Selling Fund’s proxy solicitor toll free at 800-708-7953.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”) and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Branch of the SEC, Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

As with all open-end mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

5

Page
Section A — Reorganization Proposals	8
Summary	8
How Each Reorganization Will Work	8
Tax Consequences	8
Fees and Expenses	9
Proposal 1 Fees and Expenses. Reorganization of each of Columbia High Income Fund and Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund	10
Proposal 2 Fees and Expenses. Reorganization of Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund	14
Proposal 3 Fees and Expenses. Reorganization of each of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund into Columbia Bond Fund	17
Proposal 4 Fees and Expenses. Reorganization of RiverSource Short Duration U.S. Government Fund into Columbia Short Term Bond Fund	21
Proposal 5 Fees and Expenses. Reorganization of Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund	24
Proposal 1 Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia High Income Fund and Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund	27
Comparison of the Selling Funds and the Buying Fund	27
Comparison of Investment Objectives	27
Comparison of Principal Investment Strategies	27
Comparison of Fundamental Investment Policies	29
Comparison of Non-Fundamental Investment Policies	32
Comparison of Principal Risks	32
Comparison of Performance	34
Proposal 2 Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund	38
Comparison of the Selling Fund and the Buying Fund	38
Comparison of Investment Objectives	38
Comparison of Principal Investment Strategies	38
Comparison of Fundamental Investment Policies	39
Comparison of Non-Fundamental Investment Policies	41
Comparison of Principal Risks	41
Comparison of Performance	44
Proposal 3 Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund into Columbia Bond Fund	47
Comparison of the Selling Funds and the Buying Fund	47
Comparison of Investment Objectives	47
Comparison of Principal Investment Strategies	47
Comparison of Fundamental Investment Policies	49
Comparison of Non-Fundamental Investment Policies	49
Comparison of Principal Risks	50
Comparison of Performance	53
Proposal 4 Comparison of Objectives, Strategies and Risks. Reorganization of RiverSource Short Duration U.S. Government Fund into Columbia Short Term Bond Fund	56
Comparison of the Selling Fund and the Buying Fund	56
Comparison of Investment Objectives	56
Comparison of Principal Investment Strategies	56
Comparison of Fundamental Investment Policies	57
Comparison of Non-Fundamental Investment Policies	59
Comparison of Principal Risks	60
Comparison of Performance	62

6

Page
Proposal 5 Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund	65
Comparison of the Selling Fund and the Buying Fund	65
Comparison of Investment Objectives	65
Comparison of Principal Investment Strategies	65
Comparison of Fundamental Investment Policies	67
Comparison of Non-Fundamental Investment Policies	68
Comparison of Principal Risks	69
Comparison of Performance	70
Additional Information about each Reorganization	73
Terms of the Reorganizations	73
Conditions to Closing Each Reorganization	73
Termination of the Agreement	74
Tax Status of the Reorganizations	74
Reasons for the Proposed Reorganizations and Board Deliberations	77
Board Recommendation and Required Vote	79
Section B — Board Proposals	84
Proposal 6 — Election of Directors/Trustees	84
Information Regarding the Non-Interested Nominees	85
Information Regarding the Interested Nominees	87
Nominees’ Beneficial Ownership of Shares of Board Election Funds	88
Status of Current Directors/Trustees	88
Leadership Structure and Risk Oversight	89
Current Committees of the Columbia Nations Board	90
Current Committees of the Columbia RiverSource Board	92
Nominee Qualifications	94
Procedures for Communications to the Election Boards	96
Executive Officers of CFST and RSGIS	96
Remuneration for Trustees and Officers of CFST	96
Remuneration for Directors and Officers of RSGIS	96
Required Vote and Recommendation	97
Proposal 7 — Approve Amendment to Articles of Incorporation of RiverSource Government Income Series, Inc. to Increase the Maximum Number of Board Members	98
Section C — Proxy Voting and Shareholder Meeting Information	99
Section D — Capitalization, Ownership of Fund Shares and Financial Highlights	102
Capitalization of Selling Funds and Buying Funds	102
Ownership of Selling Fund and Buying Fund Shares	105
Financial Highlights of Buying Funds	108
Exhibits
A. Costs of the Reorganizations	A-1
B. Minnesota Business Corporation Act Sections 302A.471 and 302A.473	B-1
C. Additional Information Applicable to the Buying Funds	C-1
D. Comparison of Organizational Documents	D-1
E. Executive Officer and Director Information	E-1
F. Director/Trustee Compensation	F-1
G. Share Ownership of Nominees	G-1
H. Board Governance Committee Charter — RiverSource Government Income Series, Inc.; Governance Committee Charter — Columbia Funds Series Trust	H-1

7

SECTION A — REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the Reorganization of their Selling Fund into the corresponding Buying Fund.

The following is a summary. More complete information appears later in this combined proxy statement/prospectus. You should read the entire combined proxy statement/prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•

Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for Reorganization Shares and the assumption by the corresponding Buying Fund of all of the Selling Fund’s liabilities.

•

Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of the corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares at the time of the Reorganization.

•

As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

Tax Consequences

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to the effect that it will be tax-free, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, no gain or loss is expected to be recognized by the Selling Fund or its shareholders as a direct result of a Reorganization. A portion, which may be substantial, of the portfolio assets of a Buying Fund or Selling Fund may be sold before or after the Reorganization in connection with its Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in those sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. This would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Selling Fund shares in a non-taxable account, distributions and redemption proceeds, with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

The Selling Fund shareholders’ aggregate tax basis in the Reorganization Shares is expected to carry over from the shareholders’ Selling Fund shares, and the Selling Fund shareholders’ holding period in the Reorganization Shares is expected to include the shareholders’ holding period in the Selling Fund shares.

8

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual fund operating expense ratios are based on expenses incurred during each Fund’s most recently completed fiscal year adjusted to reflect current and expected fees, as more fully described below, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. Pro forma expense ratios shown are based on each Fund’s average net assets over the applicable Buying Fund’s most recently completed fiscal year. As of the date of this combined proxy statement/prospectus, each Fund’s net assets may be lower or higher than the Fund’s average net assets over such period. In general, a Fund’s annual operating expense ratios will increase as the Fund’s assets decrease and will decrease as the Fund’s assets increase. Accordingly, each Fund’s annual operating expense ratios, if adjusted based on net assets as of the date of this combined proxy statement/prospectus, could be higher or lower than those shown in the tables below. The commitment by Columbia Management Investment Advisers, LLC (“Columbia Management”) and its affiliates to waive fees and/or to reimburse expenses for the Buying Funds noted below may limit the effect that any decrease in such a Buying Fund’s net assets will have on its annual net operating expense ratios in the current fiscal year.

Certain Selling Funds have voluntary fee waiver and/or reimbursement arrangements. For more information, see the Selling Funds’ prospectuses.

The fees and expenses below exclude one-time costs of the Reorganization. The costs of each Reorganization expected to be borne by each Fund are set forth in Exhibit A.

9

Proposal 1. Fees and Expenses. Reorganization of each of Columbia High Income Fund and Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund (formerly, RiverSource Income Opportunities Fund)

If the Reorganizations occur, certain Reorganization expenses, as described in Exhibit A, will be allocated to each Selling Fund, which will reduce such Selling Fund’s net asset value prior to the closing of the Reorganizations (by less than $0.01 per share based on each Selling Fund’s shares outstanding as of September 30, 2010).

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

Columbia High Income Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A

Columbia Conservative High Yield Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A		N/A		N/A	N/A
Maximum deferred sales charge (load) imposed on sales as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A	N/A

Columbia Income Opportunities Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B	Class C	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on sales as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00%		5.00%	1.00%	N/A	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This contingent deferred sales charge (CDSC) applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) as a percentage of average daily net assets:

Columbia High Income Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class Z
Management fees(1)	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(2)	0.20%	0.20%	0.20%	0.20%

Total annual Fund operating expenses	1.22%	1.97%	1.97%	0.97%

Columbia Conservative High Yield Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class Y	Class Z
Management fees	0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(2)	0.21%	0.21%	0.21%	0.09%	0.21%

Total annual Fund operating expenses	1.05%	1.80%	1.80%	0.68%	0.80%

10

Columbia Income Opportunities Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class Y	Class Z
Management fees(3)	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(4)	0.18%	0.18%	0.18%	0.04%	0.18%

Total annual Fund operating expenses(5)	1.08%	1.83%	1.83%	0.69%	0.83%

(1)	Management fees are composed of an investment management services fee of 0.54% and an administration fee of 0.23%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates, expected to be effective in the second quarter of 2011.
(3)	Management fees are composed of an investment management services fee of 0.58% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would have been 0.68% (composed of an investment management services fee of 0.61% and an administration fee of 0.07%), and Total annual Fund operating expenses would have been 1.11% for Class A shares, 1.86% for Class B shares, 1.86% for Class C shares, 0.72% for Class Y shares and 0.86% for Class Z shares.
(4)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010.
(5)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, 0.90% for Class Y shares and 0.90% for Class Z shares. The reimbursement arrangement shall continue in effect until September 30, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

The number of Reorganizations that occur will affect the total annual Fund operating expenses of the Buying Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined total annual Fund operating expenses of the Buying Fund assuming in each case that (1) certain, but not all, of the Reorganizations are consummated or (2) that all of the Reorganizations are consummated. Specifically, the first table shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, (the Reorganization of only Columbia Conservative High Yield Fund), and the second table shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses (the Reorganization of all of the Selling Funds).

Columbia Income Opportunities Fund (Pro Forma - Highest)(Buying Fund)	Class A	Class B	Class C	Class Y	Class Z
Management fees(1)	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(2)	0.18%	0.18%	0.18%	0.02%	0.18%

Total annual Fund operating expenses(3)	1.07%	1.82%	1.82%	0.66%	0.82%

Columbia Income Opportunities Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)	Class A	Class B	Class C	Class Y	Class Z
Management fees(4)	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(2)	0.18%	0.18%	0.18%	0.03%	0.18%

Total annual Fund operating expenses(3)	1.05%	1.80%	1.80%	0.65%	0.80%

(1)	Management fees are composed of an investment management services fee of 0.57% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would have been 0.67% (composed of an investment management services fee of 0.60% and an administration fee of 0.07%), and Total annual Fund operating expenses would have been 1.10% for Class A shares, 1.85% for Class B shares, 1.85% for Class C shares, 0.69% for Class Y shares and 0.85% for Class Z shares.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010.

11

(3)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, 0.90% for Class Y shares and 0.90% for Class Z shares. The reimbursement arrangement shall continue in effect until September 30, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(4)	Management fees are composed of an investment management services fee of 0.56% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would have been 0.66% (composed of an investment management services fee of 0.60% and an administration fee of 0.06%), and Total annual Fund operating expenses would have been 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 0.69% for Class Y shares and 0.84% for Class Z shares.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Columbia High Income Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$593	$844	$1,113	$1,882
Class B	$700	$918	$1,262	$2,102
Class C	$300	$618	$1,062	$2,296
Class Z	$99	$309	$536	$1,190

Columbia Conservative High Yield Fund (Current)(Selling Fund)	1 year	3 years	5 years	10 years
Class A	$577	$793	$1,027	$1,697
Class B	$683	$866	$1,175	$1,919
Class C	$283	$566	$975	$2,116
Class Y	$69	$218	$379	$847
Class Z	$82	$255	$444	$990

Columbia Income Opportunities Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$580	$802	$1,043	$1,734
Class B	$686	$876	$1,191	$1,956
Class C	$286	$576	$991	$2,153
Class Y	$70	$221	$385	$862
Class Z	$85	$265	$461	$1,029

Columbia Income Opportunities Fund (Pro Forma - Highest) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$579	$799	$1,038	$1,723
Class B	$685	$873	$1,186	$1,945
Class C	$285	$573	$986	$2,142
Class Y	$67	$211	$368	$826
Class Z	$84	$262	$456	$1,018

Columbia Income Opportunities Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$587	$803	$1,037	$1,710
Class B	$693	$876	$1,185	$1,931
Class C	$293	$576	$985	$2,129
Class Y	$66	$208	$363	$814
Class Z	$92	$266	$455	$1,003

12

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia High Income Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$200	$618	$1,062	$2,102
Class C	$200	$618	$1,062	$2,296

Columbia Conservative High Yield Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$183	$566	$975	$1,919
Class C	$183	$566	$975	$2,116

Columbia Income Opportunities Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$186	$576	$991	$1,956
Class C	$186	$576	$991	$2,153

Columbia Income Opportunities Fund (Pro Forma - Highest) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$185	$573	$986	$1,945
Class C	$185	$573	$986	$2,142

Columbia Income Opportunities Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$193	$576	$985	$1,931
Class C	$193	$576	$985	$2,129

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. Columbia Management expects that each of Columbia High Income Fund and Columbia Conservative High Yield Fund may experience significant portfolio turnover in connection with its Reorganization. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia High Income Fund (Selling Fund)	41%
Columbia Conservative High Yield Fund (Selling Fund)	67%
Columbia Income Opportunities Fund (Buying Fund)	86%

13

Proposal 2. Fees and Expenses. Reorganization of Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund

If the Reorganization occurs, certain Reorganization expenses, as described in Exhibit A, will be allocated to the Selling Fund, which will reduce the Selling Fund’s net asset value prior to the closing of the Reorganization (by less than $0.01 per share based on each Selling Fund’s shares outstanding as of September 30, 2010).

Current and Pro Forma Fund Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

Columbia Total Return Bond Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25	%(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	3.00	%(c)	1.00	%(d)	N/A

Columbia Intermediate Bond Fund (Current and Pro Forma)	Class A		Class B		Class C		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25	(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	3.00	%(c)	1.00	%(d)	N/A

(a)	This charge may be reduced depending on the total value of investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This contingent deferred sales charge (CDSC) applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) as a percentage of average daily net assets:

Columbia Total Return Bond Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class Z
Management fees(1)	0.51%	0.51%	0.51%	0.51%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(2)	0.19%	0.19%	0.19%	0.19%

Total annual Fund operating expenses	0.95%	1.70%	1.70%	0.70%

14

Columbia Intermediate Bond Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class Z
Management fees(3)	0.49%	0.49%	0.49%	0.49%
Distribution and/or service (12b-1) fees	0.35%	1.00%	1.00%	0.00%
Other expenses(2)	0.12%	0.12%	0.12%	0.12%

Total annual Fund operating expenses	0.86%	1.61%	1.61%	0.61%
Fee waiver/expense reimbursement(4)	(0.12)%	(0.02)%	(0.02)%	(0.02)%

Net annual Fund operating expenses	0.84%	1.59%	1.59%	0.59%

Columbia Intermediate Bond Fund (Pro Forma) (Buying Fund)	Class A	Class B	Class C	Class Z
Management fees(5)	0.48%	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.35%	1.00%	1.00%	0.00%
Other expenses(2)	0.11%	0.11%	0.11%	0.11%

Total annual Fund operating expenses	0.94%	1.59%	1.59%	0.59%
Fee waiver/expense reimbursement(4)	(0.10)%	(0.00)%	(0.00)%	(0.00)%

Net annual Fund operating expenses	0.84%	1.59%	1.59%	0.59%

(1)	Management fees are composed of an investment management services fee of 0.36% and an administration fee of 0.15%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates, expected to be effective in the second quarter of 2011.
(3)	Management fees are composed of an investment management services fee of 0.42% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would be 0.47% (composed of an investment management services fee of 0.32% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares and 0.59% for Class Z shares.
(4)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 0.84% for Class A shares, 1.59% for Class B shares, 1.59% for Class C shares and 0.59% for Class Z shares. The reimbursement arrangement shall continue in effect until July 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(5)	Management fees are composed of an investment management services fee of 0.42% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would be 0.46% (composed of an investment management services fee of 0.31% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 0.92% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares and 0.57% for Class Z shares.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Columbia Total Return Bond Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$419	$618	$833	$1,453
Class B	$473	$736	$923	$1,810
Class C	$273	$536	$923	$2,009
Class Z	$72	$224	$390	$871

15

Columbia Intermediate Bond Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$418	$619	$837	$1,463
Class B	$462	$706	$874	$1,735
Class C	$262	$506	$874	$1,909
Class Z	$60	$193	$338	$760

Columbia Intermediate Bond Fund (Pro Forma)	1 year	3 years	5 years	10 years
Class A	$418	$615	$828	$1,442
Class B	$462	$702	$866	$1,715
Class C	$262	$502	$866	$1,889
Class Z	$60	$189	$329	$738

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Total Return Bond Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$173	$536	$923	$1,810
Class C	$173	$536	$923	$2,009

Columbia Intermediate Bond Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$162	$506	$874	$1,735
Class C	$162	$506	$874	$1,909

Columbia Intermediate Bond Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$162	$502	$866	$1,715
Class C	$162	$502	$866	$1,889

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Total Return Bond Fund (Selling Fund)	165%
Columbia Intermediate Bond Fund (Buying Fund)	160%

16

Proposal 3. Fees and Expenses. Reorganization of each of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund into Columbia Bond Fund

If the Reorganizations occur, certain Reorganization expenses, as described in Exhibit A, will be allocated to each Selling Fund, which will reduce such Selling Fund’s net asset value prior to the closing of the Reorganizations (by less than $0.01 per share based on each Selling Fund’s shares outstanding as of September 30, 2010).

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

Columbia Core Bond Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class T		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A		N/A		4.75%		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00	%(c)	1.00	%(d)	1.00	%(b)	N/A

Columbia Short-Intermediate Bond Fund (Current) (Selling Fund)	Class A		Class C		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25	%(a)	N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	1.00	%(d)	N/A

Columbia Bond Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class T		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A		N/A		4.75%		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00%		1.00	%(d)	1.00	%(e)	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This contingent deferred sales charge (CDSC) applies to investors who buy between $1 million and $50 million and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) as a percentage of average daily net assets:

Columbia Core Bond Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class T		Class Z
Management fees(1)	0.50%	0.50%	0.50%	0.50%		0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%		0.00%
Other expenses(2)	0.13%	0.13%	0.13%	0.28	%(3)	0.13%

Total annual Fund operating expenses	0.88%	1.63%	1.63%	0.78%		0.63%

Columbia Short-Intermediate Bond Fund (Current) (Selling Fund)	Class A	Class C	Class Z
Management fees(4)	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses(2)	0.07%	0.07%	0.07%

Total annual Fund operating expenses	0.82%	1.57%	0.57%

17

Columbia Bond Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class T	Class Z
Management fees(5)	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%
Other expenses(2)	0.11%	0.11%	0.11%	0.26%	0.11%

Total annual Fund operating expenses	0.86%	1.61%	1.61%	0.76%	0.61%
Fee waiver/expense reimbursement(6)	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%

Net annual Fund operating expenses	0.80%	1.55%	1.55%	0.70%	0.55%

(1)	Management fees are composed of an investment management services fee of 0.43% and an administration fee of 0.07%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates, expected to be effective in the second quarter of 2011.
(3)	The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative services), but will limit such fees to an aggregate fee of not more than 0.15%.
(4)	Management fees are composed of an investment management services fee of 0.35% and an administration fee of 0.15%.
(5)	Management fees are composed of an investment management services fee of 0.43% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would be 0.76% (composed of an investment management services fee of 0.61% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 1.12% for Class A shares, 1.87% for Class B shares, 1.87% for Class C shares, 1.02% for Class T shares and 0.87% for Class Z shares.
(6)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.70% for Class T shares and 0.55% for Class Z shares. The reimbursement arrangement shall continue in effect until July 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

The number of Reorganizations that occur will affect the total annual Fund operating expenses of the Buying Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined total annual Fund operating expenses of the Buying Fund assuming in each case that (1) certain, but not all, of the Reorganizations are consummated or (2) that all of the Reorganizations are consummated. Specifically, the first table shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, (the Reorganization of only Columbia Short-Intermediate Bond Fund), and the second table shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses (the Reorganization of all of the Selling Funds).

Columbia Bond Fund (Pro Forma – Highest) (Buying Fund)	Class A	Class B	Class C	Class T		Class Z
Management fees(1)	0.50%	0.50%	0.50%	0.50%		0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%		0.00%
Other expenses(2)	0.09%	0.09%	0.09%	0.24	%(3)	0.09%

Total annual Fund operating expenses	0.84%	1.59%	1.59%	0.74%		0.59%
Fee waiver/expense reimbursement(4)	(0.04)%	(0.04)%	(0.04)%	(0.04)%		(0.04)%

Net annual Fund operating expenses	0.80%	1.55%	1.55%	0.70%		0.55%

18

Columbia Bond Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)	Class A	Class B	Class C	Class T		Class Z
Management fees(5)	0.48%	0.48%	0.48%	0.48%		0.48%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%		0.00%
Other expenses(2)	0.09%	0.09%	0.09%	0.24	%(3)	0.09%

Total annual Fund operating expenses	0.83%	1.58%	1.58%	0.73%		0.58%
Fee waiver/expense reimbursement(4)	(0.03)%	(0.03)%	(0.03)%	(0.03)%		(0.03)%

Net annual Fund operating expenses	0.80%	1.55%	1.55%	0.70%		0.55%

(1)	Management fees are composed of an investment management services fee of 0.43% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would be 0.65% (composed of an investment management services fee of 0.50% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 0.99% for Class A shares, 1.74% for Class B shares, 1.74% for Class C shares, 0.89% for Class T shares and 0.74% for Class Z shares.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates expected to be effective in the second quarter of 2011.
(3)	The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative services), but will limit such fees to an aggregate fee of not more than 0.15%.
(4)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed the following percentages of average daily net assets on an annualized basis: 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.70% for Class T shares and 0.55% for Class Z shares. The reimbursement arrangement shall continue in effect until July 31, 2012. These fee and expense arrangements may be modified or amended only with approval from all parties to such arrangements, including the Fund and Columbia Management.
(5)	Management fees are composed of an investment management services fee of 0.42% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management fee rates expected to be effective in the second quarter of 2011. If the proposed changes were not reflected, Management fees shown would be 0.53% (composed of an investment management services fee of 0.38% and an administration fee of 0.15%) and Total annual Fund operating expenses would be 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 0.77% for Class T shares and 0.62% for Class Z shares.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Columbia Core Bond Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$561	$742	$939	$1,508
Class B	$666	$814	$1,087	$1,732
Class C	$266	$514	$887	$1,933
Class T	$551	$712	$888	$1,395
Class Z	$64	$202	$351	$786

Columbia Short-Intermediate Bond Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$406	$578	$765	$1,306
Class C	$260	$496	$855	$1,867
Class Z	$58	$183	$318	$714

Columbia Bond Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$553	$731	$924	$1,480
Class B	$658	$802	$1,070	$1,705
Class C	$258	$502	$870	$1,906
Class T	$543	$701	$872	$1,367
Class Z	$56	$189	$334	$756

Columbia Bond Fund (Pro Forma – Highest) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$652	$824	$1,010	$1,549
Class B	$658	$798	$1,062	$1,685
Class C	$258	$498	$862	$1,886
Class T	$642	$794	$959	$1,437
Class Z	$60	$189	$329	$738

19

Columbia Bond Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$553	$722	$907	$1,439
Class B	$658	$794	$1,053	$1,664
Class C	$258	$494	$853	$1,866
Class T	$543	$692	$855	$1,325
Class Z	$58	$183	$318	$714

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Core Bond Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$166	$514	$887	$1,732
Class C	$166	$514	$887	$1,933

Columbia Short-Intermediate Bond Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class C	$160	$496	$855	$1,867

Columbia Bond Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$158	$502	$870	$1,705
Class C	$158	$502	$870	$1,906

Columbia Bond Fund (Pro Forma – Highest Fees) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$158	$498	$862	$1,685
Class C	$158	$498	$862	$1,886

Columbia Bond Fund (Pro Forma – Lowest/All Reorganizations) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$158	$494	$853	$1,664
Class C	$158	$494	$853	$1,866

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Core Bond Fund (Selling Fund)	216%
Columbia Short-Intermediate Bond Fund (Selling Fund)	82%
Columbia Bond Fund (Buying Fund)	256%

20

Proposal 4. Fees and Expenses. Reorganization of RiverSource Short Duration U.S. Government Fund into Columbia Short Term Bond Fund

If the Reorganization occurs, certain Reorganization expenses, as described in Exhibit A, will be allocated to the Selling Fund, which will reduce the Selling Fund’s net asset value prior to the closing of the Reorganization (by approximately $0.02 per share based on the Selling Fund’s shares outstanding as of September 30, 2010).

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

RiverSource Short Duration U.S. Government Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class I	Class R*	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.00	%(a)	N/A		N/A		N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A	N/A	N/A	N/A

Columbia Short Term Bond Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class W
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	1.00	%(a)	N/A		N/A		N/A	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	3.00	%(c)	1.00	%(d)	N/A	N/A	N/A	N/A

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly named Class R2 shares.
(a)	This charge may be reduced depending on the total value of investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This contingent deferred sales charge (CDSC) applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) as a percentage of average daily net assets:

RiverSource Short Duration U.S. Government Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class I	Class R*	Class R4	Class W
Management fees(1)	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other expenses(2)	0.22%	0.22%	0.22%	0.05%	0.22%	0.34%	0.22%

Total annual Fund operating expenses	1.02%	1.77%	1.77%	0.60%	1.27%	0.89%	1.02%
Fee waiver/expense reimbursement(3)	(0.16)%	(0.16)%	(0.16)%	(0.12)%	(0.16)%	(0.11)%	(0.16)%

Net annual Fund operating expenses	0.86%	1.61%	1.61%	0.48%	1.11%	0.78%	0.86%

Columbia Short Term Bond Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Management fees(4)	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other expenses(5)	0.07%	0.07%	0.07%	0.02%	0.07%	0.31%	0.07%

Total annual Fund operating expenses(6)	0.74%	1.49%	1.49%	0.44%	0.99%	0.73%	0.74%

21

Columbia Short Term Bond Fund (Pro Forma) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class W
Management fees(7)	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.25%
Other expenses(5)	0.11%	0.11%	0.11%	0.03%	0.11%	0.28%	0.11%

Total annual Fund operating expenses	0.77%	1.52%	1.52%	0.44%	1.02%	0.69%	0.77%
Fee waiver/expense reimbursement(8)	(0.03)%	(0.03)%	(0.03)%	(0.01)%	(0.03)%	0.00%	(0.03)%

Net annual Fund operating expenses	0.74%	1.49%	1.49%	0.43%	0.99%	0.69%	0.74%

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly named Class R2 shares.
(1)	Management fees are composed of an investment management services fee of 0.48% and an administration fee of 0.07%.
(2)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010.
(3)	Columbia Management has contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until July 31, 2011. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any) will not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.48% for Class I, 1.11% for Class R, 0.78% for Class R4 and 0.86% for Class W.
(4)	Management fees are composed of an investment management services fee of 0.36% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.44% (composed of an investment management services fee of 0.30% and an administration fee of 0.14%), and Total annual Fund operating expenses would have been 0.76% for Class A shares, 1.51% for Class B shares, 1.51% for Class C shares, 0.46% for Class I shares, 1.01% for Class R shares, 0.75% for Class R4 shares and 0.76% for Class W shares.
(5)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates expected to be effective in the second quarter of 2011.
(6)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed, on an annualized basis, 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.44% for Class I shares, 0.99% for Class R shares, 0.73% for Class R4 shares and 0.74% for Class W shares. The reimbursement arrangement shall continue in effect until July 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(7)	Management fees are composed of an investment management services fee of 0.35% and an administration fee of 0.06%. Management fees have been adjusted to reflect changes in contractual investment management fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.44% (composed of an investment management services fee of 0.30% and an administration fee of 0.14%), and Total annual Fund operating expenses would have been 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.47% for Class I shares, 1.05% for Class R shares, 0.77% for Class R4 shares and 0.80% for Class W shares.
(8)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed, on an annualized basis, 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, 0.43% for Class I shares, 0.99% for Class R shares, 0.73% for Class R4 shares and 0.74% for Class W shares. The reimbursement arrangement shall continue in effect until July 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

RiverSource Short Duration U.S. Government Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$385	$600	$832	$1,501
Class B	$664	$842	$1,145	$1,877
Class C	$264	$542	$945	$2,076
Class I	$49	$180	$324	$742
Class R*	$113	$387	$683	$1,525
Class R4	$76	$269	$479	$1,087
Class W	$88	$309	$549	$1,238

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Columbia Short Term Bond Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$175	$334	$507	$1,009
Class B	$452	$671	$813	$1,576
Class C	$252	$471	$813	$1,779
Class I	$46	$142	$247	$556
Class R	$101	$315	$547	$1,213
Class R4	$77	$235	$408	$908
Class W	$76	$237	$411	$918

Columbia Short Term Bond Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$175	$341	$521	$1,042
Class B	$452	$677	$826	$1,607
Class C	$252	$477	$826	$1,810
Class I	$44	$140	$245	$554
Class R	$101	$322	$560	$1,245
Class R4	$70	$221	$384	$859
Class W	$76	$243	$425	$951

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly named Class R2 shares.

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

RiverSource Short Duration U.S. Government Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$164	$542	$945	$1,877
Class C	$164	$542	$945	$2,076

Columbia Short Term Bond Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$152	$471	$813	$1,576
Class C	$152	$471	$813	$1,779

Columbia Short Term Bond Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$152	$477	$826	$1,607
Class C	$152	$477	$826	$1,810

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
RiverSource Short Duration U.S. Government Fund (Selling Fund)	329%
Columbia Short Term Bond Fund (Buying Fund)	91%

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Proposal 5. Fees and Expenses. Reorganization of Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund (formerly, RiverSource U.S. Government Mortgage Fund)

If the Reorganization occurs, certain Reorganization expenses, as described in Exhibit A, will be allocated to each Selling Fund, which will reduce such Selling Fund’s net asset value prior to the closing of the Reorganization (by less than $0.01 per share based on each Selling Fund’s shares outstanding as of September 30, 2010).

Current and Pro Forma Fees and Expenses for the Most Recent Fiscal Year

Shareholder Fees (fees paid directly from your investment)

Columbia Federal Securities Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A

Columbia U.S. Government Mortgage Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75	%(a)	N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on sales (as a percentage of net asset value at the time of your purchase or sale, whichever is lower)	1.00	%(b)	5.00	%(c)	1.00	%(d)	N/A

(a)	This charge may be reduced depending on the total value of your investments in the Columbia-, RiverSource-, Threadneedle- and Seligman-branded funds (the “Combined Fund Complex”).
(b)	This contingent deferred sales charge (CDSC) applies to investors who buy between $1 million and $50 million of Class A shares and redeem them within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(c)	This charge decreases over time.
(d)	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments) as a percentage of average daily net assets:

Columbia Federal Securities Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class Z
Management fees	0.52%	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(1)	0.20%	0.20%	0.20%	0.20%

Total annual Fund operating expenses	0.97%	1.72%	1.72%	0.72%

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Columbia U.S. Government Mortgage Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class Z
Management fees(2)	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(3)	0.27%	0.27%	0.27%	0.27%

Total annual Fund operating expenses	1.02%	1.77%	1.77%	0.77%
Fee waiver/expense reimbursement(4)	(0.13)%	(0.13)%	(0.13)%	(0.13)%

Net annual Fund operating expenses	0.89%	1.64%	1.64%	0.64%

Columbia U.S. Government Mortgage Fund (Pro Forma) (Buying Fund)	Class A	Class B	Class C	Class Z
Management fees(5)	0.50%	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%
Other expenses(3)	0.17%	0.17%	0.17%	0.17%

Total annual Fund operating expenses	0.92%	1.67%	1.67%	0.67%
Fee waiver/expense reimbursement(4)	(0.03)%	(0.03)%	(0.03)%	(0.03)%

Net annual Fund operating expenses	0.89%	1.64%	1.64%	0.64%

(1)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010, and other changes to contractual fee rates, expected to be effective in the second quarter of 2011.
(2)	Management fees are composed of an investment management services fee of 0.43% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.55% (composed of an investment management services fee of 0.48% and an administration fee of 0.07%), and Total annual Fund operating expenses would have been 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares, and 0.82% for Class Z shares.
(3)	Other expenses have been adjusted to reflect changes in contractual transfer agency fee rates, effective September 4, 2010.
(4)	Columbia Management has contractually agreed to reimburse a portion of the Buying Fund’s expenses so that Total annual Fund operating expenses (excluding any brokerage commissions, interest, taxes, extraordinary expenses and any acquired fund fees and expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Buying Fund’s custodian, do not exceed, on an annualized basis, 0.89% for Class A shares, 1.64% for Class B shares, 1.64% for Class C shares, and 0.64% for Class Z shares. The reimbursement arrangement shall continue in effect until July 31, 2012. These fee and expense arrangements may only be modified or amended with approval from all parties to such arrangements, including the Fund and Columbia Management.
(5)	Management fees are composed of an investment management services fee of 0.43% and an administration fee of 0.07%. Management fees have been adjusted to reflect changes in contractual investment management services fee rates expected to be effective in the second quarter of 2011, subject to shareholder approval. If the proposed changes were not reflected, Management fees shown would have been 0.55% (composed of an investment management services fee of 0.48% and an administration fee of 0.07%), and Total annual Fund operating expenses would have been 0.97% for Class A shares, 1.72% for Class B shares, 1.72% for Class C shares and 0.72% for Class Z shares.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. The example includes any contractual fee waiver/expense reimbursement arrangement. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Columbia Federal Securities Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$569	$769	$986	$1,608
Class B	$599	$609	$736	$1,190
Class C	$275	$542	$933	$2,030
Class Z	$74	$230	$401	$894

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Columbia U.S. Government Mortgage Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$562	$772	$1,000	$1,657
Class B	$667	$845	$1,148	$1,879
Class C	$267	$545	$948	$2,078
Class Z	$65	$233	$416	$946

Columbia U.S. Government Mortgage Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$562	$752	$958	$1,554
Class B	$667	$824	$1,106	$1,778
Class C	$267	$524	$906	$1,979
Class Z	$68	$215	$374	$838

If you owned or will own any class of shares other than Class B or Class C you would pay the same costs shown in the tables above if you did not redeem your shares at the end of the periods indicated. If you owned or will own Class B or Class C shares, you would pay the following costs if you did not redeem your shares at the end of the periods indicated, which may be different than the costs shown in the tables above.

Columbia Federal Securities Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$99	$309	$536	$1,190
Class C	$175	$542	$933	$2,030

Columbia U.S. Government Mortgage Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$167	$545	$948	$1,879
Class C	$167	$545	$948	$2,078

Columbia U.S. Government Mortgage Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class B	$167	$524	$906	$1,778
Class C	$167	$524	$906	$1,979

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. Columbia Management expects that Columbia Federal Securities Fund may experience significant portfolio turnover in connection with its Reorganization. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Federal Securities Fund (Selling Fund)	253%
Columbia U.S. Government Mortgage Fund (Buying Fund)	519%

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Proposal 1 Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia High Income Fund and Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund (formerly, RiverSource Income Opportunities Fund)

Comparison of the Selling Funds and the Buying Fund

All of the Selling Funds and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit C for a description of these policies for the Buying Fund.

•

Are structured as series of an open-end management investment company. Columbia High Income Fund is organized as a series of a Delaware statutory trust, Columbia Conservative High Yield Fund is organized as a series of a Massachusetts business trust and the Buying Fund is organized as a series of a Minnesota corporation. The Board of RiverSource Bond Series, Inc. has approved the Redomiciling of Columbia Income Opportunities Fund, a series of RiverSource Bond Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Income Opportunities Fund. The Redomiciling is subject to approval by shareholders of Columbia Income Opportunities Fund. If the Redomiciling is approved by shareholders of Columbia Income Opportunities Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Bond Series, Inc. Please see Exhibit D to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of each Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia High Income Fund seeks total return, consisting of a high level of income and capital appreciation.

Selling Fund: Columbia Conservative High Yield Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high-yield” bonds.

Buying Fund: Columbia Income Opportunities Fund seeks to provide shareholders with a high total return through current income and capital appreciation.

Because any investment involves risk, there can be no assurance that any Fund’s investment objective will be achieved. The investment objective of the Buying Fund and Columbia Conservative High Yield Fund may be changed only with shareholder approval, while the investment objective of Columbia High Income Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

Each Fund normally invests primarily in debt securities. Columbia High Income Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities and Columbia Conservative High Yield Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s Investors Service, Inc. (“Moody’s”) or BB or B by Standard & Poor’s Corporation (“S&P”), whereas the Buying Fund has no similar 80% investment policy. The Buying Fund and Columbia Conservative High Yield Fund emphasize the higher rated segment of the high-yield (junk bond) market (debt securities rated, at the time of purchase, above B by a rating agency), whereas Columbia High Income Fund has no similar emphasis on the higher rated segment of the high-yield market. Each Fund may invest in derivatives as a principal investment strategy. Each Fund may invest in foreign investments. The Buying Fund may invest only up to 25% of its net assets in foreign investments, Columbia Conservative High Yield Fund may invest only up to 20% of its total assets in foreign securities and Columbia High Income Fund has no similar restriction. Columbia High Income Fund may invest up to 20% of its net assets in equity securities that may include convertible securities; the Buying Fund has no similar principal investment strategy but may invest in convertible securities.

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Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia High Income Fund (Selling Fund)	Columbia Conservative High Yield Fund (Selling Fund)	Columbia Income Opportunities Fund (Buying Fund)
Under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s or Fitch, Inc., rated “Ba” or below by Moody’s, or unrated but determined by the adviser to be of comparable quality, which are commonly referred to as “junk bonds”.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds rated, at the time of purchase, Ba or B by Moody’s or BB or B by S&P. These securities are commonly referred to as “junk” or “high-yield” bonds.	Under normal market conditions, the Buying Fund is invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income producing debt securities include corporate debt securities as well as bank loans.

The Fund invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. government obligations.	The Fund will invest no more than 10% of its total assets in bonds rated, at the time of purchase, Caa by Moody’s or CCC by S&P and will not invest in bonds rated, at the time of purchase, below these grades. By focusing on higher-quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market. The Fund’s dollar-weighted average maturity and duration will carry over time depending on current market and economic conditions. The Fund may invest in securities that are publicly offered or privately placed.	The Buying Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating after investment by the Buying Fund, the Buying Fund may continue to hold the security. Corporate debt securities in which the Buying Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank loans (which may commonly be referred to as “floating rate loans”), which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium).

The Fund may invest in derivatives, including futures, forward, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.		Columbia Management may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

	The Fund may invest up to 20% of its total assets in foreign debt securities.	Up to 25% of the Fund’s net assets may be in foreign investments.

The Fund may invest up to 20% of its net assets in equity securities that may include convertible securities.

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) may be changed by the Board without shareholder approval as long as shareholders are given 60 days advance notice of the change.	The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

In pursuit of the Buying Fund’s objective, Columbia Management chooses investment by:

•

Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector (for example, identifying securities that have the opportunity to appreciate in value or provide income based on duration, expectations of changes in interest rates or credit quality).

•	Seeking broad diversification by allocating investments among various sectors, based on Columbia Management’s assessment of the economic outlook.

Additionally, for bank loans, Columbia Management’s process includes a review of the legal documentation supporting the loan, including analysis of the covenants and the rights and remedies of the lender.

In evaluating whether to sell a security, the investment manager considers, among other factors, whether:

•	The issuer or the security continues to meet the standards described above.

•	A sector or industry is experiencing change.

•	The interest rate or economic outlook changes.

•	A more attractive opportunity has been identified.

Because the Buying Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investment than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose each Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Funds and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia High Income Fund (Selling Fund)	Columbia Conservative High Yield Fund (Selling Fund)	Columbia Income Opportunities Fund (Buying Fund)
Borrowing/ Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Buying Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

The Buying Fund will not issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder or any applicable exemptive relief.

29

Policy	Columbia High Income Fund (Selling Fund)	Columbia Conservative High Yield Fund (Selling Fund)	Columbia Income Opportunities Fund (Buying Fund)
Commodities	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	The Buying Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities of securities or other instruments, except this shall not prevent the Buying Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

The Buying Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Buying Fund’s assets may be invested without regard to this 10% limitation.

The Buying Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Buying Fund’s total assets may be invested without regard to this 5% limitation.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more	The Buying Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Buying Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry,

30

Policy	Columbia High Income Fund (Selling Fund)	Columbia Conservative High Yield Fund (Selling Fund)	Columbia Income Opportunities Fund (Buying Fund)
	investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Buying Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Buying Fund’s total assets except this fundamental investment policy shall not prohibit the Buying Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interest in real estate.	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	The Buying Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Buying Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Underwriting	The Fund may not underwrite any issue of securities by other persons within the meaning of the Securities Act of 1933 except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933 except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	The Buying Fund will not act as underwriter (sell securities for others). However, under the securities laws, the Buying Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose each Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

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Comparison of Non-Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia High Income Fund (Selling Fund)	Columbia Conservative High Yield Fund (Selling Fund)	Columbia Income Opportunities Fund (Buying Fund)
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.

Securities of Open-End Investment Companies	The Fund may not purchase securities of other investment companies except as permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.	No stated policy.

Short Sales	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	No stated policy.	The Buying Fund is not prohibited from engaging in short sales as an investment strategy, however, the Buying Fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose each Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Funds are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of each Selling Fund are also described below.

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Active Management Risk. The Buying Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Buying Fund’s investment objective. Due to its active management, the Buying Fund could underperform other mutual funds with similar investment objectives. Each Selling Fund is also subject to this principal risk.

•

Credit Risk. Credit risk is the risk that the borrower of a loan or the issuer of another debt security may or will default or otherwise become unable or unwilling to honor a financial obligation, such as making payments to the

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Buying Fund. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the credit rating of the borrower or the issuer or other news affects the market’s perception of the credit risk of the borrower or the issuer. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Buying Fund can act on the collateral securing the loan, which may adversely affect the Buying Fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Buying Fund’s performance. If the Buying Fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the Buying Fund will depend on the analysis of credit risk more heavily than usual. Non-investment grade loans or securities (commonly called “high-yield” or “junk”) have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the Buying Fund to sell the loan at a price approximating the value previously placed on it. Each Selling Fund is also subject to this principal risk.

•

Highly Leveraged Transactions Risk. The loans or other securities in which the Buying Fund invests substantially consist of transactions involving refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. The Buying Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by Columbia Management upon its credit analysis to be a suitable investment for the Buying Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments. The Selling Funds are not subject to highly leveraged transactions risk as a principal risk, but may be subject to such risk to the extent they invest in loans or securities that are part of highly leveraged transactions.

•

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the Buying Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value. The Selling Funds are not subject to impairment of collateral risk as a principal risk, but may be subject to such risk to the extent they invest in loans that are secured by collateral.

•

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities; when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Buying Fund’s net asset value. Each Selling Fund is also subject to this principal risk.

•

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of securities which may make it difficult or impossible to sell the security at desirable prices in order to minimize loss. The Buying Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the Buying Fund may be impaired in the event that the Buying Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the Buying Fund’s performance. Securities in which the Buying Fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. Columbia High Income Fund is also subject to this principal risk. Columbia Conservative High Yield Fund is not subject to liquidity risk as a principal risk, but may be subject to such risk to the extent it invests in illiquid securities.

•

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. Each Selling Fund is also subject to this principal risk.

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•

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the investment manager may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to the Buying Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. Columbia Management may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time. Columbia Conservative High Yield Fund is also subject to this principal risk. Columbia High Income Fund is not subject to prepayment and extension risk as a principal risk, but may be subject to such risk to the extent it invests in loans, bonds or other securities that might be called or otherwise converted, prepaid, or redeemed before maturity.

•

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Buying Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, including making payments to the buying Fund. The Buying Fund may obtain no or only limited recovery in a bankruptcy or other organizational proceeding, and any recovery may be significantly delayed. The Buying Fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by Columbia Management. Each Selling Fund is also subject to this principal risk.

•

High-Yield Securities Risk. Non-investment grade loans or other debt securities, commonly called “high-yield “or “junk,” may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or other debt securities may experience greater price fluctuations and are subject to a greater risk of loss than investment grade loans or securities. A default or expected default of a loan could also make it difficult for the Buying Fund to sell the loan at a price approximating the value previously placed on it. Each Selling Fund is also subject to this principal risk.

•

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Buying Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other events, conditions or factors. Each Selling Fund is also subject to this risk.

•

Risks of Foreign Investing. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the risks associated with the political, economic, social and other conditions or events occurring in the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than U.S. investments, which means that at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the risks associated with the clearing and settling of trades. Holding securities with local agents and depositories also has risks. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market, which are less reliable than the U.S. market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Each Selling Fund is also subject to this principal risk.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

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•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. Class Y and Class Z shares of the Buying Fund are new; accordingly, performance information for those classes is not shown. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable CDSC for Class B and Class C shares;

•	no sales charge for Class Y and Class Z shares; and

•	with the exception of Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia High Income Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+8.28%	+1.92%	+31.14%	+11.80%	+1.66%	+11.83%	+1.56%	-25.06%	+42.83%
2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +18.22% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -17.91% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +8.65%.

Columbia Conservative High Yield Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+4.61%	+6.63%	+1.11%	+11.16%	+7.16%	+2.45%	+5.91%	+2.10%	-20.26%	+34.62%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

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During the periods shown in the bar chart, the highest return for a calendar quarter was +10.86% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -14.45% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +10.43%.

Columbia Income Opportunities Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+10.31%	+3.72%	+8.48%	+2.78%	-19.57%	+40.26%
2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +16.27% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -14.30% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +10.22%.

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia High Income Fund (Selling Fund)	1 year	5 years	Life of Fund (February 14, 2000)
Class A
Return before taxes	+36.06%	+3.31%	+6.53%
Return after taxes on distributions	+32.27%	+0.42%	+3.12%
Return after taxes on distributions and sale of Fund shares	+23.07%	+1.16%	+3.50%
Class B
Return before taxes	+36.92%	+3.27%	+6.28%
Class C
Return before taxes	+40.96%	+3.57%	+6.27%
Class Z
Return before taxes	+43.34%	+4.58%	+7.37%
Credit Suisse High Yield Index (reflects no deduction for fees, expenses or taxes) (1)	+54.22%	+5.99%	+7.18%

(1)	The return for the index shown is from January 31, 2000.

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Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Conservative High Yield Fund (Selling Fund)	1 year	5 years	10 years
Class A
Return before taxes	+28.20%	+2.52%	+4.29%
Return after taxes on distributions	+24.88%	+0.14%	+1.72%
Return after taxes on distributions and sale of Fund shares	+18.10%	+0.72%	+2.07%
Class B
Return before taxes	+28.64%	+2.45%	+4.22%
Class C
Return before taxes	+32.83%	+2.91%	+4.31%
Class Y
Return before taxes	+35.05%	+3.79%	+4.99%
Class Z
Return before taxes	+34.96%	+3.78%	+4.99%
JP Morgan Developed BB High Yield Index (reflects no deduction for fees, expenses or taxes)	+39.64%	+6.05%	+7.90%

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Income Opportunities Fund (Buying Fund)	1 year	5 years	Classes A, B, C Since Inception (6/19/03)
Class A
Return before taxes	+33.59%	+4.44%	+6.02%
Return after taxes on distributions	+29.74%	+1.74%	+3.36%
Return after taxes on distributions and sale of Fund shares	+21.53%	+2.16%	+3.55%
Class B
Return before taxes	+34.21%	+4.38%	+6.01%
Class C
Return before taxes	+38.20%	+4.68%	+6.02%
Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index (reflects no deduction for fees, expenses or taxes)	+45.98%	+5.49%	+6.82%
Lipper High Current Yield Bond Funds Index (reflects no deduction for fees or taxes)	+49.49%	+4.27%	+6.18%

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Proposal 2 Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit C for a description of these policies for the Buying Fund.

•

Are structured as series of an open-end investment company. The Selling Fund is organized as a series of a Delaware statutory trust and the Buying Fund is organized as a series of a Massachusetts business trust. Please see Exhibit D to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Total Return Bond Fund seeks total return, consisting of current income and capital appreciation.

Buying Fund: Columbia Intermediate Bond Fund seeks total return, consisting of current income and capital appreciation.

Because any investment involves risk, there can be no assurance that any Fund’s investment objective will be achieved. The investment objective of each of the Selling Fund and the Buying Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

The Selling Fund and the Buying Fund have similar principal investment strategies. Each Fund normally invests at least 80% of its net assets in bonds. The Selling Fund normally invests at least 65% of its total assets in investment grade securities, while the Buying Fund invests at least 60% of its net assets in debt securities that are rated in at least one of the three highest bond rating categories or are unrated but determined by Columbia Management to be of comparable quality.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Total Return Bond Fund (Selling Fund)	Columbia Intermediate Bond Fund (Buying Fund)

Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities.

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) may be changed by the Board without shareholder approval as long as shareholders are given 60 days advance notice of the change.

The Fund normally invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management to be of comparable quality.	The Fund invests at least 60% of its net assets in debt securities that, at the time of purchase, are rated in at least one of the three highest bond rating categories or are unrated securities determined by Columbia Management to be of comparable quality.

The Fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by Columbia Management to be of comparable quality, which are commonly referred to as “junk bonds.”	The Fund may invest up to 20% of net assets in securities that, at the time of purchase, are below investment grade securities (commonly referred to as “high yield securities” or “junk bonds”) or in unrated securities determined by Columbia Management to be of comparable quality.

The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated foreign debt securities.

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Columbia Total Return Bond Fund (Selling Fund)	Columbia Intermediate Bond Fund (Buying Fund)
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may also invest in private placements

The Fund may participate in mortgage dollar rolls up to the fund’s then current position in mortgage-backed securities.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

In pursuit of the Buying Fund’s objectives, Columbia Management evaluates a number of factors in identifying investment opportunities and constructing the Buying Fund’s portfolio. Columbia Management considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Buying Fund’s assets among different issuers, industry sectors and maturities.

Columbia Management, in connection with selecting individual investments for the Buying Fund, evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

Columbia Management may sell a security if it believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Buying Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Buying Fund to incur higher transaction costs (which may adversely affect the Buying Fund’s performance) and may increase taxable distributions for shareholders.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Total Return Bond Fund (Selling Fund)	Columbia Intermediate Bond Fund (Buying Fund)
Borrowing / Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief obtained by the Fund.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief

Commodities	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions including, without limitation, forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

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Policy	Columbia Total Return Bond Fund (Selling Fund)	Columbia Intermediate Bond Fund (Buying Fund)
Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief obtained by the Fund.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any applicable exemptive relief.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief obtained by the Fund.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief obtained by the Fund.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

Underwriting	The Fund may not underwrite any issue of securities within the meaning of the Securities Act of 1933, as amended, except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended, except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

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Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Non-Fundamental Investment Policies:

If the Reorganizations occur, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Each of the Funds have the same non-fundamental investment policies and therefore the Reorganizations will not result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Total Return Bond Fund (Selling Fund)	Columbia Intermediate Bond Fund (Buying Fund)
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in Other Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Short Selling	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The principal risks associated with investments in the Buying Fund and the Selling Fund are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is subject to the same principal risks.

•

Investment Strategy Risk – Columbia Management uses the principal investment strategies and other investment strategies to seek to achieve the Buying Fund’s investment objective. There is no assurance that the Buying Fund will achieve its investment objective. Investment decisions made by Columbia Management in using these strategies may not produce the returns expected by Columbia Management, may cause the Buying Fund’s shares to lose value or may cause the Buying Fund to underperform other funds with similar investment objectives.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Buying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Buying Fund. Accordingly, an investment in the Buying Fund could lose money over short or even long periods. The market values of the securities the Buying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Buying Fund receives from it but may affect the value of the Buying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation (FHMLC), the Federal

41

National Mortgage Association (FNMA) and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Buying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Buying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Buying Fund’s portfolio turnover rate. If the Buying Fund reinvests the proceeds of the security sold, the Buying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

•

Asset-Backed Securities Risk – The value of the Buying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Buying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Mortgage-Backed Securities Risk – The value of the Buying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the FNMA or the FHLMC), which are not insured or guaranteed by the U.S. government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Buying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. government. The Buying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

•

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by Standard & Poor’s or Fitch) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g., BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more

42

sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher rated securities. The securities ratings provided by Moody’s, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Buying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Buying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

•

Reinvestment Risk – Income from the Buying Fund’s debt securities portfolio will decline if and when the Buying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Buying Fund’s portfolio.

•

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Buying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses or may limit the Buying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Buying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Buying Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Buying Fund’s derivative positions at times when the Buying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Buying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Merger SAI.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Buying Fund generally depends on the amount of interest and/or dividends received by the Buying Fund on the securities it holds. The Buying Fund may not be able to pay distributions or may have to reduce its distrib[u]tion level if the interest and/or dividends the Buying Fund receives from its investments decline.

•

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Buying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Buying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Buying Fund’s return.

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Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable CDSC for Class B and Class C shares;

•	no sales charge for Class Z shares; and

•	with the exception of Class A shares, no adjustments for taxes paid by an investor on the reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Total Return Bond Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+9.83%	+7.60%	+7.10%	+4.64%	+4.62%	+1.68%	+4.65%	+3.33%	-3.69%	+15.42%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +6.54% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -3.06% (quarter ended September 30, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A year-to-date return at September 30, 2010 was +7.90%.

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Columbia Intermediate Bond Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+10.59%	+9.03%	+5.39%	+9.23%	+4.62%	+2.15%	+4.34%	+4.36%	-6.03%	+18.82%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +8.13% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -5.30% (quarter ended September 30, 2008).

The returns shown for Class A shares include the returns for the Fund’s Class Z shares for periods prior to July 31, 2000, the date on which Class A shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses between the share classes and would be lower for Class A shares if they did.

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +8.33%.

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Total Return Bond Fund (Selling Fund):	1 year	5 years	10 years
Class A
Return before taxes	+11.73%	+3.42%	+5.07%
Return after taxes on distributions	+9.91%	+1.77%	+3.21%
Return after taxes on distributions and sale of Fund shares	+7.55%	+1.93%	+3.20%
Class B
Return before taxes	+11.57%	+3.32%	+4.62%
Class C
Return before taxes	+13.56%	+3.32%	+4.62%
Class Z
Return before taxes	+15.70%	+4.38%	+5.68%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expense or taxes)	+5.93%	+4.97%	+6.33%

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Intermediate Bond Fund(1) (Buying Fund):	1 year	5 years	10 years
Class A
Return before taxes	+14.99%	+3.43%	+5.56%
Return after taxes on distributions	+12.79%	+1.62%	+3.48%
Return after taxes on distributions and sale of Fund shares	+9.64%	+1.83%	+3.48%
Class B
Return before taxes	+14.94%	+3.65%	+5.45%
Class C
Return before taxes	+17.11%	+3.81%	+5.57%
Class Z
Return before taxes	+19.11%	+4.69%	+6.33%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+5.93%	+4.97%	+6.33%

(1)	The returns shown for Class A shares include the returns for the Fund’s Class Z shares for periods prior to July 31, 2000, the date on which Class A shares were initially offered by the Buying Fund. The returns shown for Class B shares and Class C shares include the returns of the Buying Fund’s Class A shares for periods from July 31, 2000 through February 1, 2002, the date that Class B shares and Class C shares were initially offered by the Buying Fund, and include the returns of the Buying Fund’s Class Z shares for periods prior to July 31, 2000. The returns shown do not reflect any differences in expenses between the share classes and would be lower for Class A, Class B and Class C shares if they did.

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46

Proposal 3 Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund into Columbia Bond Fund

Comparison of the Selling Funds and the Buying Fund

All of the Selling Funds and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit C for a description of these policies for the Buying Fund.

•

Are structured as series of an open-end management investment company. Each of the Selling Funds and the Buying Fund are organized as a series of a Massachusetts business trust. Please see Exhibit D to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of each Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Core Bond Fund seeks total return, consisting of current income and capital appreciation.

Selling Fund: Columbia Short-Intermediate Bond Fund seeks total return, consisting of current income and capital appreciation, consistent with minimal fluctuation of principal.

Buying Fund: Columbia Bond Fund seeks current income, consistent with minimum fluctuation of principal.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objectives of both the Selling Funds and the Buying Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

Each Fund normally invests at least 80% of its net assets in debt securities. Columbia Core Bond Fund invests at least 80% of its net assets in debt securities of investment grade quality, whereas the Buying Fund invests at least 65% of its assets in debt securities that are rated in at least one of the three highest bond rating categories or are unrated but determined by Columbia Management to be of comparable quality. The Buying Fund may invest up to 25% of its assets in securities that, at the time of purchase, are of below investment grade quality. Columbia Short-Intermediate Bond Fund may invest up to 10% of its assets in such securities, and Columbia Core Bond Fund has no similar principal investment strategy but may make a limited amount of such investments. Columbia Short-Intermediate Bond Fund’s dollar-weighted average maturity normally will be between three and six years, while the dollar-weighted average maturity of the Buying Fund will vary. The Buying Fund may invest up to 25% of its assets in dollar denominated debt securities issued by foreign governments, while Columbia Core Bond Fund is not similarly constrained. The Buying Fund may invest up to 20% of its assets in preferred stock, while Columbia Core Bond Fund has no similar principal investment strategy, but may make such investments.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Core Bond Fund (Selling Fund)	Columbia Short-Intermediate Bond Fund (Selling Fund)	Columbia Bond Fund (Buying Fund)
Under normal circumstances, the Fund invests at least 80% of its net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage- and other asset-backed securities, and dollar-denominated debt securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined by Columbia Management to be of comparable quality.

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Columbia Core Bond Fund (Selling Fund)	Columbia Short-Intermediate Bond Fund (Selling Fund)	Columbia Bond Fund (Buying Fund)
and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by Columbia Management at the time of purchase, to be of comparable quality to investment grade securities.
The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock.

	The Fund may invest up to 10% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”) or are unrated but determined by Columbia Management to be of comparable quality.	The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade (commonly referred to as “high yield securities” or “junk bonds”) or are unrated but determined by Columbia Management to be of comparable quality.

The Fund’s dollar-weighted average effective maturity will vary over time depending on current market and economic conditions.	Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and six years.	The Fund’s dollar-weighted average maturity and duration will vary over time depending on Columbia Management’s expectations for market and economic conditions.

The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements.

The Fund may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.	The Fund may invest in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund’s policy of investing at least 80% of its “net assets” (which includes net assets plus any borrowings for investment purposes) may be changed by the Board without shareholder approval as long as shareholders are given 60 days advance notice of the change.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

In pursuit of the Buying Fund’s objectives, Columbia Management evaluates a number of factors in identifying investment opportunities and constructing the Buying Fund’s portfolio. Columbia Management considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Buying Fund’s assets among different issuers, industry sectors and maturities.

Columbia Management, in connection with selecting individual investments for the Buying Fund, evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

Columbia Management may sell a security if it believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose each Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

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Comparison of Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Each of the Funds have the same fundamental investment policies and therefore the Reorganizations will not result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Core Bond Fund (Selling Fund)	Columbia Short-Intermediate Bond Fund (Selling Fund)	Columbia Bond Fund (Buying Fund)
Borrowing/ Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

Underwriting	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose each Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Non-Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

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The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Core Bond Fund (Selling Fund)	Columbia Short-Intermediate Bond Fund (Selling Fund)	Columbia Bond Fund (Buying Fund)
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.	No stated policy, though applicable law prohibits the Fund from investing more than 15% of its net assets in illiquid securities.	The Fund may not invest more than 15% of its net assets in illiquid securities.

Securities of Open-End Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Short Sales	The Fund may not sell securities short, maintain a short position, or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.	No stated policy.

Differences between each Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose each Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in each Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Funds are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of each Selling Fund are also described below.

•

Investment Strategy Risk. Columbia Management uses the principal investment strategies and other investment strategies to seek to achieve the Buying Fund’s investment objective. There is no assurance that the Buying Fund will achieve its investment objective. Investment decisions made by Columbia Management in using these strategies may not produce the returns expected by Columbia Management, may cause the Buying Fund’s shares to lose value or may cause the Buying Fund to underperform other funds with similar investment objectives. Each Selling Fund is also subject to this principal risk.

•

Market Risk. Market risk refers to the possibility that the market value of securities that the Buying Fund holds will fall or rise, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Buying Fund. Accordingly, an investment in the Buying Fund could lose money over short or even long periods. The market value of the securities the Buying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. Each Selling Fund is also subject to this principal risk.

•

Interest Rate Risk. Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Buying Fund receives from it but may affect the value of the Buying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations. Each Selling Fund is also subject to this principal risk.

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•

Credit Risk. Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Buying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. Each Selling Fund is also subject to this principal risk.

•

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Each Selling Fund is also subject to this principal risk.

•

Low and Below Investment Grade Securities Risk. Debt securities with the lower investment grade rating (e.g. BBB by Standard & Poor’s, a division of the McGraw & Hill Companies, Inc. (Standard and Poor’s), or Fitch, Inc. (Fitch)) or that are below investment grade (which are commonly referred to as “junk bonds”) (e.g. BB or below by Standard & Poor’s or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. These securities also are generally less liquid than higher rated securities. The securities rating provided by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interests or principal will be timely repaid. Columbia Short-Intermediate Bond Fund is also subject to this principal risk. Columbia Core Bond Fund is not subject to low and below investment grade securities risk as a principal risk, but may be subject to such risk to the extent it invests in low and below investment grade securities.

•

Asset-Backed Securities Risk. The value of the Buying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Buying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Each Selling Fund is also subject to this principal risk.

•

Mortgage-Backed Securities Risk. The value of the Buying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government,

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whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Buying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates. Each Selling Fund is also subject to this principal risk.

•

Foreign Securities Risk. Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Buying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Buying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies. Each Selling Fund is also subject to this principal risk.

•

Dollar Rolls Risk. Dollar rolls are transactions in which the Buying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Buying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Buying Fund’s portfolio turnover rate. If the Buying Fund reinvests the proceeds of the security sold, the Buying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). Each Selling Fund is also subject to this principal risk.

•

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on “or “derived” from) traditional securities (such as stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the S&P500® Index). Derivatives involve special risks and may result in losses or may limit the Buying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Buying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Buying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Buying Fund’s derivative positions at times when the Buying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not trade on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Buying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivate transactions when it is deemed favorable to do so, or at all. Each Selling Fund is also subject to this principal risk.

•

Liquidity Risk. Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Buying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. Columbia Short-Intermediate Bond Fund is also subject to this principal risk. Columbia Core Bond Fund is not subject to liquidity risk as a principal risk, but may be subject to such risk to the extent it invests in illiquid securities.

•

Frequent Trading Risk. Frequent trading of investments increases the possibility that the Buying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Buying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Buying Fund’s return. Columbia Core Bond Fund is also subject to this principal risk. Columbia Short-Intermediate Bond Fund is not subject to frequent trading risk as a principal risk, but may be subject to such risk to the extent it engages in frequent trading.

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Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. Class B and Class T shares of the Buying Fund are new; accordingly, performance information for those classes is not shown. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable CDSC for Class B and Class C shares;

•	no sales charge for Class B and Class T shares; and

•	with the exception of Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Core Bond Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+12.75%	+7.30%	+10.28%	+3.33%	+3.45%	+1.74%	+3.67%	+4.53%	+0.32%	+9.52%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.93% (quarter ended September 30, 2002) and the lowest return for a calendar quarter was -2.90% (quarter ended June 30, 2004).

These returns do not reflect deductions for sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +7.74%.

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Columbia Short-Intermediate Bond Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+10.66%	+8.83%	+7.94%	+4.83%	+3.35%	+1.85%	+3.77%	+6.23%	-0.38%	+9.17%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +4.64% (quarter ended September 30, 2001) and the lowest return for a calendar quarter was -2.69% (quarter ended September 30, 2008).

These returns do not reflect deductions for sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +7.80%.

Columbia Bond Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+12.47%	+7.07%	+9.42%	+4.63%	+4.71%	+2.30%	+4.02%	+5.98%	+1.06%	+9.31%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.07% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was -2.26% (quarter ended June 30, 2004).

These returns do not reflect deductions for sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +7.67%.

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Core Bond Fund (Selling Fund)	1 year	5 years	10 years
Class A
Return before taxes	+4.34%	+2.91%	+5.09%
Return after taxes on distributions	+2.94%	+1.37%	+3.30%
Return after taxes on distributions and sale of Fund shares	+2.79%	+1.56%	+3.30%
Class B
Return before taxes	+3.71%	+2.79%	+4.83%
Class C
Return before taxes	+7.86%	+3.29%	+4.94%
Class T
Return before taxes	+4.45%	+3.01%	+5.16%
Class Z
Return before taxes	+9.79%	+4.17%	+5.86%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+5.93%	+4.97%	+6.33%

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Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Short-Intermediate Bond Fund (Selling Fund)	1 year	5 years	10 years
Class A
Return before taxes	+5.61%	+3.40%	+5.22%
Return after taxes on distributions	+4.33%	+1.92%	+3.43%
Return after taxes on distributions and sale of Fund shares	+3.62%	+2.03%	+3.39%
Class C
Return before taxes	+7.18%	+3.81%	+5.43%
Class Z
Return before taxes	+9.45%	+4.18%	+5.62%
Barclays Capital Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	+5.24%	+4.66%	+5.93%

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Bond Fund (Buying Fund)	1 year	5 years	10 years
Class A
Return before taxes	+4.09%	+3.48%	+5.53%
Return after taxes on distributions	+2.48%	+1.87%	+3.66%
Return after taxes on distributions and sale of Fund shares	+2.65%	+2.02%	+3.62%
Class C
Return before taxes	+7.49%	+4.25%	+5.92%
Class Z
Return before taxes	+9.59%	+4.62%	+6.11%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	+5.93%	+4.97%	+6.33%

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Proposal 4 Comparison of Objectives, Strategies and Risks. Reorganization of RiverSource Short Duration U.S. Government Fund into Columbia Short Term Bond Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights.

•

Are structured as series of an open-end management investment company. The Selling Fund is organized as a series of a Minnesota corporation and the Buying Fund is organized as a series of a Delaware statutory trust. Please see Exhibit D to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: RiverSource Short Duration U.S. Government Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities.

Buying Fund: Columbia Short Term Bond Fund seeks current income, consistent with minimal fluctuation of principal.

Because any investment involves risk, there can be no assurance that any Fund’s investment objective will be achieved. The investment objective of the Selling Fund may be changed only with shareholder approval, while the investment objective of the Buying Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

Each Fund invests in debt securities. The Selling Fund invests at least 80% of its net assets in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities, whereas the Buying Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Buying Fund invests at least 65% of its total assets in investment grade securities, while the Selling Fund is not similarly constrained.

Additional information regarding the principal investment strategies of each Fund is set forth below:

RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
Under normal market conditions, at least 80% of the Fund’s net assets are invested in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. The Fund invests in direct obligations of the U.S. government, such as Treasury bonds, bills and notes, and of its agencies and instrumentalities. The Fund may invest to a substantial degree in securities issued by various entities sponsored by the U.S. government, such as the Federal National Mortgage Association (FNMA or Fannie Mae) and the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac). These issuers are chartered or sponsored by acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury. The Fund may also invest in debt securities that are not issued by the U.S. government, its agencies or instrumentalities, as well as securities denominated in currencies other than the U.S. dollar.	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of its total assets in securities that, at the time of purchase, are rated investment grade or are unrated but determined by Columbia Management, to be of comparable quality.

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RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
Under normal market conditions, the Fund will seek to maintain an average portfolio duration of one to three years.	Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

Columbia Management may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.	The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund may invest in private placements.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund’s 80% policy may be changed by the Board without shareholder approval upon sixty days notice.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

In pursuit of the Buying Fund’s objectives, Columbia Management evaluates a number of factors in identifying investment opportunities and constructing the Buying Fund’s portfolio. Columbia Management considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the Buying Fund’s assets among different issuers, industry sectors and maturities.

Columbia Management, in connection with selecting individual investments for the Buying Fund, evaluates a security based on its potential to generate income and/or capital appreciation. Columbia Management considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

Columbia Management may sell a security if it believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
Borrowing/ Issuing Senior Securities	The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

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Policy	RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

Diversification

The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation.

The Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Fund’s total assets may be invested without regard to this 5% limitation.

The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Industry Concentration	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Lending	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

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Policy	RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
Real Estate	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

Underwriting	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.	The Fund may not underwrite any issue of securities within the meaning of the Securities Act of 1933, as amended, except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Non-Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
Foreign Investments	Up to 20% of the Fund’s net assets may be invested in foreign investments.	No stated policy.

Illiquid Securities	No more than 15% of the Fund’s net assets will be held in securities and other instruments that are illiquid.	The Fund may not invest more than 15% of its net assets in illiquid securities.

Investments in Other Investment Companies	No stated policy.	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

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Policy	RiverSource Short Duration U.S. Government Fund (Selling Fund)	Columbia Short Term Bond Fund (Buying Fund)
Short Selling	The Fund is not prohibited from engaging in short sales, however, the Fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of the Selling Fund are also described below.

•

Investment Strategy Risk – Columbia Management uses the principal investment strategies and other investment strategies to seek to achieve the Buying Fund’s investment objective. There is no assurance that the Buying Fund will achieve its investment objective. Investment decisions made by Columbia Management in using these strategies may not produce the returns expected by Columbia Management, may cause the Buying Fund’s shares to lose value or may cause the Buying Fund to underperform other funds with similar investment objectives. The Selling Fund is also subject to this principal risk.

•

Market Risk – Market risk refers to the possibility that the market values of securities that the Buying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Buying Fund. Accordingly, an investment in the Buying Fund could lose money over short or even long periods. The market values of the securities the Buying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities. The Selling Fund is also subject to this principal risk.

•

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Buying Fund receives from it but may affect the value of the Buying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations. The Selling Fund is also subject to this principal risk.

•

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. The Selling Fund is also subject to this risk.

•

Dollar Rolls Risk – Dollar rolls are transactions in which the Buying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Buying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Buying Fund’s portfolio turnover rate. If the Buying Fund reinvests the proceeds of the security sold, the Buying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). The Selling Fund is not subject to dollar rolls risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in dollar rolls.

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•

Mortgage-Backed Securities Risk – The value of the Buying Fund’s mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Buying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates. The Selling Fund is not subject to mortgage-backed securities risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in mortgage-backed securities.

•

Asset-Backed Securities Risk – The value of the Buying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Buying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The Selling Fund is not subject to asset-backed securities risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in asset-backed securities.

•

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. government. The Buying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default. The Selling Fund is also subject to this principal risk.

•

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Buying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Buying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and

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accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies. The Selling Fund is not subject to foreign securities risk as a principal risk, but may be subject to such risk to the extent of its investment, if any, in foreign securities.

•

Reinvestment Risk – Income from the Buying Fund’s debt securities portfolio will decline if and when the Buying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Buying Fund’s portfolio. The Selling Fund is also subject to this principal risk.

•

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Buying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price. The Selling Fund is not subject to liquidity risk as a principal risk, but may be subject to such risk to the extent it invests in illiquid securities.

•

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Buying Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Buying Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Buying Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Buying Fund’s derivative positions at times when the Buying Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Buying Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Merger SAI. The Selling Fund is also subject to this principal risk.

•

Changing Distribution Levels Risk – The amount of the distributions paid by the Buying Fund generally depends on the amount of interest and/or dividends received by the Buying Fund on the securities it holds. The Buying Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Buying Fund receives from its investments decline. The Selling Fund is also subject to this risk.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. The inception date for Class R* shares of the Selling Fund was August 3, 2009; accordingly, performance information for this class is not shown. Class I, Class R and Class W shares of the Buying Fund are new, and Class R4 shares of the Buying Fund have not yet commenced operations; accordingly, performance information for those classes is not shown. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

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•	sales at the end of the indicated period and deduction of the applicable CDSC for Class B and Class C shares;

•	no sales charge for Class I, Class R4 and Class W shares; and

•	except as noted for Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly named Class R2 shares.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

RiverSource Short Duration U.S. Government Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+5.90%	+6.77%	+5.94%	+1.03%	+0.82%	+1.33%	+3.95%	+5.28%	-1.53%	+6.01%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.53% (quarter ended September 30, 2001) and the lowest return for a calendar quarter was -1.49% (quarter ended March 31, 2000).
These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +3.55%.

Columbia Short Term Bond Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+6.90%	+8.45%	+5.14%	+1.86%	+1.03%	+1.74%	+4.24%	+5.30%	-0.58%	+9.19%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +3.45% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -1.57% (quarter ended September 30, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

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The Fund’s Class A shares year-to-date return at September 30, 2010 was +3.46%.

Annual Total Returns (for periods ended December 31, 2009)

RiverSource Short Duration U.S. Government Fund (Selling Fund)	1 year	5 years	10 years	Since Inception (Class C) (6/26/00)	Since Inception (Class I) (3/4/04)	Since Inception (Class W) (12/1/06)
Class A
Return before taxes	+2.82%	+2.35%	+3.20%	N/A	N/A	N/A
Return after taxes on distributions	+1.82%	+1.14%	+1.85%	N/A	N/A	N/A
Return after taxes on distributions and sale of Fund shares	+1.82%	+1.29%	+1.91%	N/A	N/A	N/A
Class B
Return before taxes	+0.19%	+1.83%	+2.73%	N/A	N/A	N/A
Class C
Return before taxes	+4.20%	+2.20%	N/A	+2.91%	N/A	N/A
Class I
Return before taxes	+6.41%	+3.30%	N/A	N/A	+2.92%	N/A
Class R4
Return before taxes	+6.11%	+3.12%	+3.67%	N/A	N/A	N/A
Class W
Return before taxes	+5.93%	N/A	N/A	N/A	N/A	+3.02%
Barclays Capital U.S. 1-3 Year Government Index (reflects no deduction for fees, expenses or taxes)	+1.41%	+4.18%	+4.65%	+4.59%	+3.65%	+4.85%
Lipper Short U.S. Government Funds Index (reflects no deduction for fees or taxes)	+3.59%	+3.65%	+4.08%	+4.00%	+3.20%	+4.05%

Annual Total Returns (for periods ended December 31, 2009)

Columbia Short Term Bond Fund (Buying Fund)	1 year	5 years	10 years
Class A
Return before taxes	+8.15%	+3.71%	+4.17%
Return after taxes on distributions	+6.76%	+2.32%	+2.73%
Return after taxes on distributions and sale of Fund shares	+5.27%	+2.35%	+2.70%
Class B
Return before taxes	+5.49%	+3.17%	+3.51%
Class C
Return before taxes	+7.86%	+3.51%	+3.69%
Barclays Capital 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)	+3.83%	+4.32%	+4.86%

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Proposal 5 Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund (formerly, RiverSource U.S. Government Mortgage Fund)

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

•	Have Columbia Management as investment manager.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit C for a description of these policies for the Buying Fund.

•

Are structured as series of an open-end management investment company. The Selling Fund is organized as a series of a Massachusetts business trust and the Buying Fund is organized as a series of a Minnesota corporation. The Board of RiverSource Government Income Series, Inc. has approved the Redomiciling of Columbia U.S. Government Mortgage Fund, a series of RiverSource Government Income Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia U.S. Government Mortgage Fund. The Redomiciling is subject to approval by shareholders of Columbia U.S. Government Mortgage Fund. If the Redomiciling is approved by shareholders of Columbia U.S. Government Mortgage Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Government Income Series, Inc. Please see Exhibit D to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Fund and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Federal Securities Fund seeks total return, consisting of current income and capital appreciation.

Buying Fund: Columbia U.S. Government Mortgage Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.

Because any investment involves risk, there can be no assurance that any Fund’s investment objective will be achieved. The investment objective of the Buying Fund may be changed only with shareholder approval, while the investment objective of the Selling Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

Although each Fund primarily invests in U.S. government securities, the Buying Fund normally invests at least 80% of its net assets (including the amount of any borrowing for investment purposes) in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities, while the Selling Fund normally invests at least 80% of its net assets in U.S. government securities, including U.S. Treasury securities and securities of various U.S. government agencies and instrumentalities, including mortgage-backed securities.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Federal Securities Fund (Selling Fund)	Columbia U.S. Government Mortgage Fund (Buying Fund)

Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities, including U.S. Treasury securities and securities of various U.S. government agencies and instrumentalities. Agency securities include mortgage-backed securities. Under normal circumstances, the Fund’s duration will be between one and ten years.

The Fund may invest up to 20% of its net assets in corporate bonds or mortgage- and other asset-backed securities issued by non-governmental entities that, at the time of purchase, are rated investment grade. The Fund may also participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Fund’s assets primarily are invested in mortgage-backed securities. Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities. This includes, but is not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the United States Treasury.

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Columbia Federal Securities Fund (Selling Fund)	Columbia U.S. Government Mortgage Fund (Buying Fund)
The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for examples, to seek to enhance returns or as a substitute for a position in an underlying asset.	Columbia Management may use derivatives such as futures, options, forward contracts and swaps, including credit default swaps, in an effort to produce incremental earnings, to hedge existing positions, to increase market exposure and investment flexibility, or to obtain or reduce credit exposure.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given sixty days notice of the change.	The Fund will provide shareholders with at least 60 days’ notice of any change in the 80% policy.

In pursuit of the Buying Fund’s objectives, and in addition to the principal investment strategies previously described, the Buying Fund may utilize investment strategies that are not principal investment strategies, including investment in affiliated and non- affiliated pooled investment vehicles (including mutual funds and exchange traded funds (“ETFs”), also referred to as “acquired funds”) ownership of which results in the Buying Fund bearing its proportionate share of the acquired funds’ fees and expenses and proportionate exposure to the risks associated with the acquired funds’ underlying investments. ETFs are generally designed to replicate the price and yield of a specified market index. An ETF’s share price may not track its specified market index and may trade below its net asset value, resulting in a loss. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. For more information on strategies and holdings, and the risks of such strategies, including derivative instruments that the Buying Fund may use, see the Merger SAI and the Buying Fund’s annual and semiannual reports.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below:

In pursuit of the Buying Fund’s objectives, Columbia Management chooses investments by reviewing:

•	Relative value within the U.S. government mortgage sector;

•	The interest rate outlook; and

•	The yield curve.

The yield curve is a graphic representation of the yields of bonds of the same quality but different maturities. A graph showing an upward trend with short-term rates lower than long-term rates is called a positive yield curve, while a downward trend is a negative or inverted yield curve.

In evaluating whether to sell a security, Columbia Management considers, among other factors, whether:

•	The interest rate or economic outlook changes;

•	The security is overvalued relative to alternative investments;

•	A more attractive opportunity exists; or

•	The issuer or the security continues to meet the other standards described above.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

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Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Management does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference in the way the Funds have been managed or in the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Federal Securities Fund (Selling Fund)	Columbia U.S. Government Mortgage Fund (Buying Fund)
Borrowing/ Issuing Senior Securities	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Buying Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowing.

The Buying Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs. (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.	The Buying Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Buying Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

The Buying Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Buying Fund’s assets may be invested without regard to this 10% limitation.

The Buying Fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the Buying Fund’s total assets may be invested without regard to this 5% limitation.

Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Buying Fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission, this means that up to 25% of the Buying Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

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Policy	Columbia Federal Securities Fund (Selling Fund)	Columbia U.S. Government Mortgage Fund (Buying Fund)
Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.	The Buying Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Buying Fund’s total assets except this fundamental investment policy shall not prohibit the Buying Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.

Real Estate	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.	The Buying Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Buying Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

Underwriting	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933 except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.	The Buying Fund will not act as underwriter (sell securities for others). However, under the securities laws, the Buying Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” beginning on page [•].

Comparison of Non-Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Management does not believe that the differences between the non-fundamental policies of the Funds result in any material differences in the way the Funds have been managed or in the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Federal Securities Fund (Selling Fund)	Columbia U.S. Government Mortgage Fund (Buying Fund)
Illiquid Securities	The Fund may not invest more than 15% of its net assets in illiquid securities.	No more than 15% of the Buying Fund’s net assets will be held in securities and other instruments that are illiquid.

Limiting Investments in Foreign Securities	No stated policy.	Up to 20% of the Buying Fund’s net assets may be invested in foreign investments.

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Policy	Columbia Federal Securities Fund (Selling Fund)	Columbia U.S. Government Mortgage Fund (Buying Fund)
Securities of Open-End Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.	No stated policy.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are generally similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. Similarities and material differences between the Buying Fund’s principal risks and those of each Selling Fund are also described below.

•

Active Management Risk. The Buying Fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the Fund’s investment objective. Due to its active management, the Buying Fund could underperform other mutual funds with similar investment objectives. The Selling Fund is also subject to this principal risk.

•

Credit Risk. Credit risk is the risk that the issuer of a fixed-income security, or the counterparty to a contract, may or will default or otherwise become unable or willing to honor a financial obligation, such as making payments. If the Buying Fund purchases unrated securities, or if the rating of a security is reduced after purchase, the Buying Fund will depend on analysis of credit risk more heavily than usual. The Selling Fund is also subject to this principal risk.

•

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the Buying Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Buying Fund. Derivative instruments in which the Buying Fund invests will typically increase the Buying Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Buying Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Buying Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within the Buying Fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument.

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Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the Buying Fund to be in a position to do something Columbia Management would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments which are not traded on an exchange, including, but not limited to, forward contracts, swaps and over-the-counter options, may have increased liquidity risk.

Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the Merger SAI for more information on derivative instruments and related risks.

The Selling Fund is also subject to this principal risk.

•

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed-income securities: when interest rates rise, the prices generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk. The Selling Fund is also subject to this principal risk.

•

Market Risk. The market value of securities may fall, fail to rise or fluctuate, sometimes rapidly and unpredictably. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The Selling Fund is also subject to this principal risk.

•

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security might be called, or otherwise converted, prepaid or redeemed before maturity. The risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, Columbia Management may not be able to invest in securities providing a high level of income, resulting a reduced yield to the Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. Columbia Management may be unable to capitalize on securities with higher interest rates because the Buying Fund’s investments are locked in at a lower rate for a longer period of time. The Selling Fund is also subject to this principal risk.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar chart and the table assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns from hypothetical investments in the indicated classes of shares of each Fund. Class Z shares of the Buying Fund are new; accordingly, performance information for this class is not shown. The returns shown are compared to measures of market performance shown for the same periods. The performance calculations in the tables assume:

•	the maximum sales charge for Class A shares;

•	sales at the end of the indicated period and deduction of the applicable CDSC for Class B and Class C shares;

•	no sales charge for Class B, Class C and Class Z shares; and

•	with the exception of Class A shares, no adjustments for taxes paid by an investor on reinvested income and capital gains.

After-Tax Returns

After-tax returns are shown only for Class A shares. After-tax returns for the other share classes will vary. After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rate and do not reflect the effect of foreign, state or local taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an IRA, the after-tax returns do not apply to you because you will not incur taxes until you begin to withdraw from your account.

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The return after taxes on distributions for a period may be the same as the return before taxes for the same period if there were no distributions or if the distributions were small. The return after taxes on distributions and sale of Fund shares for a period may be greater than the return before taxes for the same period if there was a tax loss realized on the sale of Fund shares. The benefit of the tax loss (because it can be used to offset other gains) may result in a higher return.

Columbia Federal Securities Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+12.26%	+6.74%	+9.32%	+2.00%	+3.85%	+2.23%	+3.48%	+5.71%	+8.37%	+0.87%
2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +5.59% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was -2.43% (quarter ended June 30, 2004).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +5.61%.

Columbia U.S. Government Mortgage Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

+3.04%	+4.05%	+2.22%	+4.34%	+5.04%	-3.14%	+12.52%
2003	2004	2005	2006	2007	2008	2009

During the periods shown in the bar chart, the highest return for a calendar quarter was +4.67% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -2.47% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at September 30, 2010 was +9.17%.

Average Annual Total Returns (for periods ended December 31, 2009)

Columbia Federal Securities Fund (Selling Fund)	1 year	5 years	10 years
Class A
Return before taxes	-3.92%	+3.09%	+4.91%
Return after taxes on distributions	-4.98%	+1.63%	+3.18%
Return after taxes on distribution and sale of Fund shares	-2.56%	+1.77%	+3.15%
Class B
Return before taxes	-4.77%	+2.97%	+4.64%
Class C
Return before taxes	-0.71%	+3.47%	+4.80%
Class Z
Return before taxes	+1.12%	+4.36%	+5.69%
Citigroup Government/Mortgage Index (reflects no deduction for fees, expenses or taxes )	+1.63%	+5.35%	+6.35%

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Average Annual Total Returns (for periods ended December 31, 2009)

Columbia U.S. Government Mortgage Fund (Buying Fund)	1 year	5 years	Class A, B and C Since Inception (2/14/2002)
Class A
Return before taxes	+7.17%	+3.06%	+3.73%
Return after taxes on distributions	+5.50%	+1.43%	+2.15%
Return after taxes on distributions and sale of Fund shares	+4.61%	+1.64%	+2.24%
Class B
Return before taxes	+6.67%	+2.95%	+3.60%
Class C
Return before taxes	+10.90%	+3.34%	+3.62%
Barclays Capital U.S. Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	+5.89%	+5.78%	+5.56%
Lipper U.S. Mortgage Funds Index (reflects no deduction for fees or taxes)	+9.20%	+4.60%	+4.55%

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ADDITIONAL INFORMATIONABOUT EACH REORGANIZATION

Terms of the Reorganizations

The Board of each Fund has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the Securities and Exchange Commission as an exhibit to the registration statement of which this combined proxy statement/prospectus is a part, the following is a summary of certain terms of the Agreement:

•

Each Reorganization is expected to occur before the end of the second quarter of 2011, pending shareholder approval, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Buying Fund.

•

Each Selling Fund will transfer all of its assets to the corresponding Buying Fund and, in exchange, the corresponding Buying Fund will assume all the Selling Fund’s liabilities and will issue Reorganization Shares to the Selling Fund. The value of each Selling Fund’s assets, as well as the number of Reorganization Shares to be issued to the Selling Fund, will be determined in accordance with the Agreement. The Reorganization Shares will have an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets received from the Selling Fund, less the liabilities assumed by the corresponding Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund, in liquidation of the Selling Fund. As a result, shareholders of the Selling Fund will become shareholders of the corresponding Buying Fund. No shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

•

The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the closing date of the applicable Reorganization.

The Board of RiverSource Bond Series, Inc. has approved the Redomiciling of Columbia Income Opportunities Fund, a series of RiverSource Bond Series, Inc., into a newly created series of RiverSource Series Trust that has been named Columbia Income Opportunities Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia Income Opportunities Fund. If the Redomiciling is approved by shareholders of Columbia Income Opportunities Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Bond Series, Inc.

The Board of RiverSource Government Income Series, Inc. has approved the Redomiciling of Columbia U.S. Government Mortgage Fund, a series of RiverSource Government Income Series, Inc., into a newly created series of RiverSource Series Trust that has been named Columbia U.S. Government Mortgage Fund (the “Redomiciling”). The Redomiciling is subject to approval by shareholders of Columbia U.S. Government Mortgage Fund. If the Redomiciling is approved by shareholders of Columbia U.S. Government Mortgage Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Government Income Series, Inc. which, if the Redomiciling is approved, may thereafter be redomiciled.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

•

The Selling Fund will have declared and paid a dividend that, together with all previous dividends, will distribute all of the Selling Fund’s net investment income and net capital gains, if any, to the shareholders of the Selling Fund for its tax year ending on or prior to the closing date of the Reorganization.

•	Each Selling Fund and the corresponding Buying Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Selling Fund will have approved the Agreement by the requisite vote.

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•

The Selling Fund will have received an opinion of tax counsel to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the shareholders of the Selling Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Selling Fund shares for the Reorganization Shares of the corresponding Buying Fund in connection with the Reorganization.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by resolution of the Board of any applicable Fund at any time prior to the closing date thereof. In the event of a termination, Columbia Management will bear all costs associated with the Reorganization.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, each Selling Fund and each Buying Fund will receive an opinion from Ropes & Gray LLP to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for U.S. federal income tax purposes:

•

The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

•

Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Buying Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all of the liabilities of the Selling Fund, or upon the distribution of the Reorganization Shares by the Selling Fund to its shareholders in liquidation.

•	Under Section 354 of the Code, no gain or loss will be recognized by the shareholders of the Selling Fund upon the exchange of their Selling Fund shares for Reorganization Shares of the Buying Fund.

•

Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor.

•

Under Section 1223(1) of the Code, a Selling Fund shareholder’s holding period for the Reorganization Shares received in the Reorganization will be determined by including the shareholder’s holding period for the Selling Fund shares exchanged therefor, provided the shareholder held such Selling Fund shares as capital assets.

•

Under Section 1032 of the Code, no gain or loss will be recognized by the Buying Fund upon the receipt of assets of the Selling Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all of the liabilities of the Selling Fund.

•

Under Section 362(b) of the Code, the Buying Fund’s tax basis in the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the Selling Fund’s tax basis in such assets immediately prior to the Reorganization.

•	Under Section 1223(2) of the Code, the Buying Fund’s holding periods in the assets received from the Selling Fund in the Reorganization will include the Selling Fund’s holding periods in such assets.

•

The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Ropes & Gray LLP will express no view with respect to the effect of a Reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a non-taxable transaction.

Each opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. Each opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss equal to the difference

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between his or her tax basis in his or her Selling Fund shares and the fair market value of the Reorganization Shares of the Buying Fund he or she received. Shareholders of a Selling Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances.

Portfolio manager substitutions in connection with the closing of the acquisition by Ameriprise Financial, Inc., the parent company of Columbia Management, of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America, N.A. (the “Transaction”), and independent of the Reorganizations, have occurred and have resulted in turnover of a portion, including a substantial portion, of the portfolio assets of certain Funds. An additional portion, including a substantial portion, of the portfolio assets of each Buying or Selling Fund may also be sold at any time before or after the Reorganization in connection with its Reorganization. The actual tax effect of such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Selling Fund, and will therefore accelerate any distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

More generally, prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, including any undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by a Selling Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization. If a shareholder holds shares of either Fund in a non-taxable account, distributions with respect to those shares will not be taxable to the shareholder if the amount distributed remains in the nontaxable account.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of the Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are “built in” (“unrealized”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, a Selling Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganizations (including as affected by the rules described above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any “built-in” (“unrealized”) gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Buying Fund. As a result, shareholders of a Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganizations not occurred. In addition, any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganizations and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganizations, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganizations not occurred.

The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganizations and thus cannot be calculated precisely prior to the Reorganizations.

The realized and unrealized gains and losses of each Fund at the time of its Reorganization, and the occurrence of other Reorganizations involving the same Buying Fund, will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater

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amounts than would have been the case absent the Reorganization. The following paragraphs provide a brief summary of the tax effect of each of the Reorganizations assuming all Reorganizations in a particular proposal occurred on February 28, 2010. As noted above, the tax effect of a Reorganization depends on each Fund’s relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on February 28, 2010 and cannot be calculated precisely prior to the Reorganization. Portfolio turnover in a Fund, market fluctuations, redemption activity or the nonoccurrence of one or more other Reorganizations into the same Buying Fund could cause the actual tax effect of the Reorganizations to differ substantially from that described below. For purposes of the following discussion, a Fund’s “net realized losses” consist of its capital loss carryforwards plus year-to-date net realized losses or net of year-to-date net realized gains, in each case as of February 28, 2010.

Proposal 1. Reorganization of Columbia High Income Fund and Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund.

As of February 28, 2010, Columbia High Income Fund had net realized losses totaling approximately 11.0% of net assets, consisting of year-to-date losses and carryforward losses expiring in eight years, and unrealized net gains equal to about 0.2% of net assets. Columbia Conservative High Yield Fund had net realized losses of about 23.6% of net assets, consisting primarily of carryforward losses with expiration periods from six to eight years and year-to-date losses, and net unrealized gains equal to about 5.1% of net assets. Columbia Income Opportunities Fund had net realized losses equal to approximately 1.6% of net assets, consisting primarily of carryforward losses expiring in eight years, and net unrealized gains of about 5.9% of net assets.

If the Reorganizations occurred on February 28, 2010, all three Funds would have become subject to annual loss limitations. The loss limitation rules would have limited the net realized losses of each Fund that could offset gains recognized by the combined Fund. The limitations potentially could have resulted in earlier and larger taxable distributions, and therefore a greater tax cost to Selling Fund shareholders, than if the Reorganization had not occurred. Given the small proportionate size of the Buying Fund’s realized losses, the limitation would have had no practical effect on the Buying Fund or its shareholders. Further, the Reorganization would have permitted the Buying Fund to spread its proportionately larger unrealized net gain, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax benefit to Buying Fund shareholders and a further potential tax cost to Selling Fund shareholders.

Proposal 2. Reorganization of Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund.

With respect to Proposal 2, if the Reorganization had occurred on February 28, 2010, the potential tax costs to the shareholders of both Funds due to the loss limitation rules and the blending of tax attributes would have been de minimis.

Proposal 3. Reorganization of Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund into Columbia Bond Fund.

With respect to Proposal 3, if the Reorganization had occurred on February 28, 2010, the potential tax costs to the shareholders of both Funds due to the loss limitation rules and the blending of tax attributes would have been de minimis.

Proposal 4. Reorganization of RiverSource Short Duration U.S. Government Fund into Columbia Short Term Bond Fund.

As of February 28, 2010, the Selling Fund had net realized losses equal to approximately 13.4% of net assets, consisting of year-to-date losses and carryforward losses with expiration periods from four to eight years, and net unrealized gains equal to about 1.5% of net assets. The Buying Fund had net realized losses equal to about 1.7% of net assets, consisting primarily of carryforward losses with expiration periods ranging from three to seven years, and net unrealized gains equal to about 1.5% of net assets.

If the Reorganization had occurred on February 28, 2010, the Selling Fund would have become subject to an annual loss limitation. The loss limitation rules would have limited the combined Fund’s ability to use the net realized losses of the Selling Fund to offset gains recognized by the combined Fund. The limitation potentially cold have resulted in earlier and larger taxable distributions, and therefore a greater tax cost to Selling Fund shareholders, than if the Reorganization had not occurred. Further, even as limited, the Selling Fund’s pre-merger realized losses would have been proportionately larger than those of the Buying Fund, such that those losses were spread across the larger combined Fund, thereby increasing the potential tax cost to Selling Fund shareholders and resulting in a potential tax benefit to Buying Fund shareholders.

Proposal 5. Reorganization of Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund.

With respect to Proposal 5, if the Reorganization had occurred on February 28, 2010, the potential tax costs to the shareholders of both Funds due to the loss limitation rules and the blending of tax attributes would have been de minimis.

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The tax principles described above will apply in each case and are not expected to change prior to the Reorganizations. However, the results of their application and, at a minimum, the specific percentages noted above will change prior to each Reorganization because of market developments and volatility in the marketplace, any pre-Reorganization realignments or other sales of portfolio securities that have already occurred or that might occur and shareholder activity in the Funds, among other changes.

This description of the U.S. federal income tax consequences of the Reorganizations is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion relates only to the U.S. federal income tax consequences of the Reorganizations, shareholders of a Selling Fund should also consult their tax advisors as to the state, local and foreign tax consequences, if any, of the Reorganizations.

[Reasons for the Proposed Reorganizations and Board Deliberations — RiverSource Short Duration Government Fund

The Reorganization of the RiverSource Short Duration U.S. Government Fund (the “Selling Fund”) into the Columbia Short Term Bond Fund was reviewed by the Board which oversees the Selling Fund (the “RiverSource Board”), with the advice and assistance of Fund counsel and independent legal counsel to that RiverSource Board. (The other Selling Funds that are the subject of this Combined Proxy Statement/Prospectus are overseen by other Boards — the Columbia Atlantic Board or the Columbia Nations Board. The factors considered by those Boards in reviewing the Selling Funds overseen by such Boards are discussed separately.) At regular and special meetings of the RiverSource Board in May, June and August 2010, the RiverSource Board considered the Reorganization of the Selling Fund, as proposed by Columbia Management. In connection with those Board meetings, Columbia Management and its affiliates provided background materials, analyses and other information to the RiverSource Board regarding, among other things, the topics discussed below, including responses to specific requests by the RiverSource Board, and responded to questions raised by the RiverSource Board at those meetings. The RiverSource Board also considered information provided in connection with various other proposals by Columbia Management to integrate the funds advised by Columbia Management into a single fund family with greater uniformity, including proposals to standardize fees charged by Columbia Management and its affiliates, as well as other service providers, for services provided to similar funds.

After the RiverSource Board reviewed, evaluated and discussed the materials, analyses and information provided to it at its meetings that the RiverSource Board considered relevant to its deliberations, the RiverSource Board, including the independent Board members thereof, unanimously approved the Reorganization of the Selling Fund. The RiverSource Board, including the independent Board members thereof, also unanimously determined that participation by the Selling Fund in the Reorganization was in the best interests of the Selling Fund and that the interests of existing shareholders of the Selling Fund would not be diluted as a result of the Reorganization.

The general factors considered by the RiverSource Board in assessing and approving the Reorganization of the Selling Fund included, among others, in no order of priority:

1.	various potential benefits of the Reorganization to the shareholders of the Selling Fund;

2.	the Reorganization as part of Columbia Management’s overall commitment to streamline and to improve its fund offerings for the benefit of Fund shareholders;

3.	the relative similarity of investment objectives, principal investment strategies and policies of the Selling Fund and the Buying Fund and, in that connection, the anticipated continuity of investment for shareholders of the Selling Fund as it merges into the Buying Fund;

4.	the estimated operating expenses that shareholders of each class of shares of the Selling Fund are expected to experience as shareholders of the Buying Fund after the Reorganization relative to the operating expenses currently borne by such shareholders, including that, on a net basis, such expenses are expected to decline as a result of the Reorganization (see “Fees and Expenses”);

5.	the current assets of the Selling Fund and the Buying Fund, and the anticipated combined pro forma assets of the Buying Fund after the Reorganization;

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6.	the portfolio management team expected to be responsible for management of the combined Fund, and the historical performance of the Selling Fund and the Buying Fund, recognizing that no assurances can be given that the Buying Fund will achieve any particular level of performance after the Reorganization;

7.	the likelihood that the Selling Fund would achieve and/or maintain sufficient size to ensure its continued economic viability absent the Reorganization, the Buying Fund’s relative prospects for attracting additional assets after the Reorganization and potential economies of scale;

8.	the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Buying Fund’s use of the Selling Fund’s pre-merger realized losses for U.S. federal income tax purposes after the Reorganization and the potential diminution of the Buying Fund’s ability to use those losses to offset future gains (see “Tax Status of the Reorganizations”);

9.	the potential benefits of the Reorganization to Columbia Management and its affiliates;

10.	that shareholders of the Selling Fund will experience no material change in shareholder services as a result of the Reorganization;

11.	any brokerage costs resulting from the Reorganization (e.g., the Selling Fund’s turnover associated with and resulting from the sale of any securities the Buying Fund cannot, or does not wish to, acquire); and

12.	that the direct costs associated with the Reorganization will be borne by the Selling Fund only to the extent that Columbia Management anticipates a reduction in expenses to shareholders of the Selling Fund in the first year following the Reorganization.

In their deliberations, the RiverSource Board did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. Certain of the factors considered by the RiverSource Board are discussed in more detail below.

STREAMLINED PRODUCT LINE. The RiverSource Board considered that the Reorganization is intended, among other things, to streamline Columbia Management’s product offerings by reducing the number of funds in the Combined Fund Complex. Reducing the number of funds in the complex is intended to enhance the Funds’ prospects for attracting additional assets by better differentiating the funds for potential shareholders, which should lead to a more concentrated selling effort.

TAX CONSEQUENCES. The RiverSource Board examined the relative tax situations of the Selling Fund and the Buying Fund and the resulting tax impact of each proposed Reorganization to the Selling Fund’s shareholders. In that connection, as noted, the RiverSource Board considered the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization.

CONTINUITY OF INVESTMENT. The RiverSource Board took into account the fact that the Selling Fund and the Buying Fund have similar investment objectives and principal investment strategies. Specifically, the RiverSource Board considered that the Selling Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities while the Buying Fund seeks current income, consistent with minimal fluctuation of principal. The RiverSource Board also considered that each of the Selling Fund and the Buying Fund invest in debt securities, although the Selling Fund invests at least 80% of its net assets in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities, whereas the Buying Fund invests at least 80% of its net assets in bonds, including debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The RiverSource Board also observed that the Buying Fund invests at least 65% of its total assets in investment grade securities, while the Selling Fund is not similarly constrained. The RiverSource Board also took into account that both Funds have similar durations (less than 3 years) and that they share a common portfolio management team.

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INVESTMENT PERFORMANCE. The RiverSource Board considered the relative performance record of the Selling Fund and of the Buying Fund, noting, however, that past performance is no guarantee of future results. Specifically, the RiverSource Board considered the relative performance of the Funds for periods ending February 28, 2010, during which [                ]. It was also observed that both Funds are currently managed by a common portfolio management team.

ECONOMIES OF SCALE. The RiverSource Board observed that, in addition to the potential to realize immediate economies associated with consolidating a smaller Selling Fund into a larger combined Fund, such as the elimination of duplicative costs, the combined funds may be able to take advantage of other economies of scale associated with larger funds. For example, a larger fund may benefit from more quickly from pre-established “breakpoints” in investment management services fees that are triggered as the fund’s net asset level increases, may have an enhanced ability to effect portfolio transactions on favorable terms and may have greater investment flexibility. Furthermore, the RiverSource Board observed that the combined fixed expenses of the larger combined Fund, such as audit and accounting expenses, could be reduced as they are spread across a larger asset base. The RiverSource Board also considered the potential benefits and economies of scale to Columbia Management resulting from the Reorganizations and whether those benefits were shared with Fund shareholders. The RiverSource Board also considered Columbia Management’s belief that the Buying Fund would be better positioned to experience growth in assets from investor inflows than the Selling Fund.

Board Recommendation and Required Vote

The RiverSource Board recommends that shareholders of the Selling Fund approve the proposed Agreement. For the Selling Fund, the Agreement must be approved by the affirmative vote of a majority of the shares outstanding and entitled to vote. A vote to approve the proposed Agreement also will constitute a vote to dissolve the Selling Fund and a vote to amend the articles of incorporation of the corporation of which the Selling Fund is a series to provide that the Selling Fund be acquired by the corresponding Buying Fund.

If the Agreement is not approved for the Selling Fund, the RiverSource Board will consider what further action should be taken with respect to the Selling Fund. The approval of the Reorganization of the Selling Fund is not conditioned upon the approval of the Reorganization of any other fund.

If shareholders approve the Reorganization of the Selling Fund, it is anticipated that the Reorganization would occur before the end of the second quarter of 2011.]

Reasons for the Proposed Reorganizations and Board Deliberations — Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund and Columbia Federal Securities Fund

Each Reorganization was reviewed by the Board of the Selling Fund involved therein, with the advice and assistance of Fund counsel and independent legal counsel to such Board. Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund and Columbia Federal Securities Fund are overseen by one Board (the “Columbia Atlantic Board”); and Columbia High Income Fund and Columbia Total Return Bond Fund are overseen by a second Board (the “Columbia Nations Board”). At regular and special meetings of each Selling Fund’s Board in May, June and August 2010, each Board considered the Reorganization of each Selling Fund overseen by it, as proposed by Columbia Management. In connection with those Board meetings, Columbia Management and its affiliates provided background materials, analyses and other information to each Board regarding, among other things, the topics discussed below, including responses to specific requests by each Board, and responded to questions raised by each Board at those meetings. The Board also considered information provided in connection with various other proposals by Columbia Management to integrate the funds advised by Columbia Management into a single fund family with greater uniformity, including proposals to standardize fees charged by Columbia Management and its affiliates, as well as other service providers, for services provided to similar funds.

After each Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, each Board, including the independent Board members thereof, unanimously approved the Reorganization of each Selling Fund overseen by it. Each Board, including the independent Board members thereof, also unanimously determined that participation by each Selling Fund overseen by it in its Reorganization was in the best interests of the Selling Fund and that the interests of existing shareholders of the Selling Fund would not be diluted as a result of the Reorganization.

The general factors considered by each Board in assessing and approving each applicable Reorganization included, among others, in no order of priority:

1.	various potential benefits of the Reorganization to the shareholders of the Selling Fund;

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2.	the Reorganization as part of Columbia Management’s overall commitment to streamline and to improve its fund offerings for the benefit of Fund shareholders;

3.	the investment objectives and principal investment strategies of the Selling Fund and the Buying Fund;

4.	the operating expenses that shareholders of each class of shares of the Selling Fund are expected to experience as shareholders of the Buying Fund after the Reorganization relative to the operating expenses currently borne by such shareholders, including that, on a net basis, such expenses are expected to decline as a result of the Reorganization (except that for Columbia Conservative High Yield Fund, based on estimated operating expense ratios, shareholders of Class A, Class B, Class C and Class Z are expected to bear total operating expenses (after taking into account any applicable expense caps) after the Reorganization that either are slightly higher than the current total operating expenses of that Fund (assuming the Reorganization of only Columbia Conservative High Yield Fund) or are the same as current total operating expenses of that Fund (assuming the Reorganizations of both Columbia Conservative High Yield Fund and Columbia High Income Fund) (see “Fees and Expenses”);

5.	the current assets of the Selling Fund and the Buying Fund, and the anticipated combined pro forma assets of the Buying Fund after the Reorganization;

6.	the portfolio management team expected to be responsible for the combined Fund, and the historical performance of the Selling Fund and the Buying Fund, recognizing that no assurances can be given that the Buying Fund will achieve any particular level of performance after the Reorganization;

7.	the likelihood that the Selling Fund would achieve and/or maintain sufficient size to ensure its continued economic viability absent the Reorganization, and the Buying Fund’s relative prospects for attracting additional assets after the Reorganization;

8.	the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Buying Fund’s use of the Funds’ pre-merger losses for U.S. federal income tax purposes after the Reorganization and the potential diminution of the Buying Fund’s ability to use those losses to offset future gains (see “Tax Status of the Reorganizations”);

9.	the potential benefits of the Reorganization to Columbia Management and its affiliates;

10.	that shareholders of the Selling Fund will experience no material change in shareholder services as a result of the Reorganization;

11.	any brokerage costs resulting from the Reorganization (e.g., the Selling Fund’s turnover associated with and resulting from the sale of any securities the Buying Fund cannot, or does not wish to, acquire); and

12.	that the direct costs associated with the Reorganization will be borne by the Selling Fund only to the extent that Columbia Management anticipates a reduction in expenses to shareholders of the Selling Fund in the first year following the Reorganization.

In their deliberations, the Boards did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. Each Board also evaluated the information available to it on a Selling Fund-by-Selling Fund basis, and made determinations separately in respect of each Selling Fund it oversees. Certain of the factors considered by each Board are discussed in more detail below.

STREAMLINED PRODUCT LINE. Each Board considered that the Reorganizations are intended, among other things, to streamline Columbia Management’s product offerings by reducing the number of funds in the Combined Fund Complex. Reducing the number of funds in the complex is intended to enhance the Funds’ prospects for attracting additional assets by better differentiating the funds for potential shareholders, which should lead to a more concentrated selling effort.

CONTINUITY OF INVESTMENT. Each Board took into account the fact that each applicable Selling Fund and its corresponding Buying Fund have similar investment objectives and principal investment strategies. Specifically, the relevant Board noted the following with respect to each Reorganization:

Proposal 1

Columbia High Income Fund into Columbia Income Opportunities Fund. The Columbia Nations Board noted that both the Selling Fund and the Buying Fund seek total return, consisting of income and capital appreciation, although the Selling Fund specifies that it seeks a high level of income and the Buying Fund specifies that it seeks a high total return. The Columbia Nations Board also noted that, under normal market conditions each of the Selling Fund and the Buying Fund invests primarily in debt securities, primarily focused on higher rated segment of the high-yield market and that each Fund may invest in foreign investments, but the Buying Fund may invest only up to 25% of its net assets in foreign investments while the Selling Fund does not have a similar restriction.

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Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund. Among other things, the Columbia Atlantic Board noted that the Selling Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as “junk” or “high yield” bonds, while the Buying Fund seeks to provide shareholders with a high total return through current income and capital appreciation. The Columbia Atlantic Board also noted that under normal market conditions, each of the Selling Fund and the Buying Fund invests primarily in debt securities, primarily focused on higher rated segment of the high-yield market (debt securities rated, at the time of purchase, above B by a rating agency), and that each of the Selling Fund and the Buying Fund may invest in foreign investments, but the Selling Fund may invest only up to 20% of its total assets in foreign securities, and the Buying Fund may invest only up to 25% of its net assets in foreign investments.

Proposal 2

Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund. The Columbia Nations Board considered that each of the Selling Fund and the Buying Fund seeks total return, consisting of current income and capital appreciation. The Columbia Nations Board also noted that, under normal circumstances, each of the Selling Fund and the Buying Fund invests at least 80% of its net assets in bonds. The Columbia Nations Board also considered that the Selling Fund invests at least 65% of its total assets in investment grade securities, while the Buying Fund invests at least 60% of its net assets in debt securities that are rated in at least one of the three highest bond rating categories or are unrated but determined by Columbia Management to be of comparable quality.

Proposal 3

Columbia Core Bond Fund into Columbia Bond Fund. Among other things, the Columbia Atlantic Board noted that the Selling Fund seeks total return, consisting of current income and capital appreciation and the Buying Fund seeks current income, consistent with minimum fluctuation of principal. The Atlantic Board also noted that, under normal market conditions, each of the Selling Fund and the Buying Fund invests at least 80% of its net assets in debt securities, but while the Selling Fund invests at least 80% of its net assets in debt securities of investment grade quality, the Buying Fund invests at least 65% of its assets in debt securities that are rated in at least one of the three highest bond rating categories or are unrated but determined by Columbia Management to be of comparable quality. The Atlantic Board also noted that the Buying Fund may invest up to 25% of its assets in securities that, at the time of purchase, are of below investment grade quality, while the Selling Fund has no similar principal investment strategy but may make a limited amount of such investments. The Atlantic Board also noted that the Buying Fund may invest up to 25% of its assets in dollar denominated debt securities issued by foreign governments, while the Selling Fund is not similarly constrained. The Atlantic Board also noted the Buying Fund may invest up to 20% of its assets in preferred stock, while the Selling Fund has no similar principal investment strategy, but may make such investments.

Columbia Short-Intermediate Bond Fund into Columbia Bond Fund. Among other things, the Columbia Atlantic Board considered that the Selling Fund seeks total return, consisting of current income and capital appreciation and the Buying Fund seeks current income, consistent with minimum fluctuation of principal. The Columbia Atlantic Board also considered that, under normal market conditions each of the Selling Fund and the Buying Fund invests at least 80% of its net assets in debt securities, and specifically, that the Buying Fund invests at least 65% of its assets in debt securities that are rated in at least one of the three highest bond rating categories or are unrated but determined by Columbia Management to be of comparable quality. The Columbia Atlantic Board also noted that the Buying Fund may invest up to 25% of its assets in securities that, at the time of purchase, are of below investment grade quality, while the Selling Fund may invest up to 10% of its assets in such securities. The Atlantic Board also noted that the Selling Fund’s dollar-weighted average maturity normally will be between three and six years, while the dollar-weighted average maturity of the Buying Fund will vary.

Proposal 5

Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund. Among other things, the Columbia Atlantic Fund considered that the Selling Fund seeks total return, consisting of current income and capital appreciation while the Buying Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Columbia Atlantic Board also noted that under normal market conditions, each of the Selling Fund and the Buying Fund primarily invests in U.S. government securities, but that the Buying Fund has a policy of investing at least 80% of its net assets (including the amount of any borrowing for investment purposes) in mortgage related securities that either are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities, while the Selling Fund normally invests at least 80% of its net assets in U.S. government securities, including U.S. Treasury securities and securities of various U.S. government agencies and instrumentalities, including mortgage-backed securities.

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INVESTMENT PERFORMANCE. Each Board considered the relative performance record of each Selling Fund overseen by it and of each corresponding Buying Fund, noting, however, that past performance is no guarantee of future results. Specifically, the relevant Board noted the following with respect to each Reorganization:

Proposal 1

Columbia High Income Fund into Columbia Income Opportunities Fund. The Columbia Nations Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for the three- and five-year periods, but the Selling Fund’s performance was better for the one-year period. The Columbia Nations Board also considered that the Buying Fund received a higher rating for the three- and five-year periods, in each case from an independent information provider.

Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund. Among other things, the Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for the one-, three- and five- year periods. The Columbia Atlantic Board also considered that the Buying Fund received a higher rating for all applicable periods from an independent information provider.

Proposal 2

Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund. The Columbia Nations Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for the one-, three-, five- and ten-year periods. The Columbia Atlantic Board also considered that the Buying Fund received a higher rating for the ten-year period and that the Funds received an identical rating for the three- and five-year periods, in each case from an independent information provider.

Proposal 3

Columbia Core Bond Fund into Columbia Bond Fund. Among other things, the Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better across the three-, five- and ten-year periods, but the Selling Fund’s performance was better for the one-year period. The Columbia Atlantic Board also considered that the Buying Fund received a higher rating for the three-, five- and ten-year periods from an independent information provider.

Columbia Short-Intermediate Bond Fund into Columbia Bond Fund. Among other things, the Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for the one-, three-, five- and ten-year periods. The Columbia Atlantic Board also considered that the Buying Fund received a higher rating for the ten-year period, and that the Fund’s ratings were identical for the one-, three- and five-year periods from an independent information provider.

Proposal 5

Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund. Among other things, the Columbia Atlantic Board considered the relative performance of the Funds for periods ending February 28, 2010, during which the Buying Fund’s performance was better for the one- and five-year periods, but the Selling Fund’s performance was better for the three-year period. The Columbia Atlantic Board considered Columbia Management’s explanation that this performance reflects the recent credit cycle, where Treasuries outperformed in 2007 and 2008, and then mortgages outperformed in 2009 and 2010. The Columbia Atlantic Board also considered that the Funds received identical ratings for the one-, three- and five-year periods from an independent information provider.

ECONOMIES OF SCALE. Each Board observed that, in addition to the potential to realize immediate economies associated with consolidating a smaller Selling Fund into a larger combined Fund, such as the elimination of duplicative costs, the combined Funds may be able to take advantage of other economies of scale associated with larger funds. For example, a larger fund may benefit from fee breakpoints more quickly, may have an enhanced ability to effect portfolio transactions on favorable terms and may have greater investment flexibility. Each Board also considered the potential benefits and economies of scale to Columbia Management resulting from the Reorganizations and whether those benefits were shared with Fund shareholders. Each Board also considered Columbia Management’s belief that each Buying Fund would be better positioned to experience growth in assets from investor inflows than each Selling Fund overseen by such Board.

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Board Recommendation and Required Vote

The Board of each Selling Fund recommends that shareholders of the Selling Fund approve the proposed Agreement. For each Selling Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund (as defined in the 1940 Act). A vote of a majority of the outstanding voting securities of the Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the shares of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding shares of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Selling Fund.

If the Agreement is not approved for a Selling Fund, the applicable Board will consider what further action should be taken with respect to the Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of a Selling Fund, it is anticipated that the Reorganization would occur before the end of the second quarter of 2011.

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SECTION B – BOARD PROPOSALS

Proposal 6 — Election of Directors/Trustees

(Columbia High Income Fund, Columbia Total Return Bond Fund and

RiverSource Short Duration U.S. Government Fund only)

On May 1, 2010, Ameriprise Financial, Inc., the parent company of Columbia Management, the investment manager for each of Columbia High Income Fund, Columbia Total Return Bond Fund and RiverSource Short Duration U.S. Government Fund (the “Board Election Funds”), acquired the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America, N.A. (the “Transaction”). In connection with the Transaction, Columbia Management became the investment manager of the Columbia-branded funds (the “Columbia Fund Complex”), in addition to the funds then branded as RiverSource, Seligman and Threadneedle funds (the “RiverSource Fund Complex,” and together with the Columbia Fund Complex, the “Combined Fund Complex”).

Following the Transaction, the boards of directors/trustees of the RiverSource Fund Complex (collectively, the “Columbia RiverSource Board”) and of the Columbia Fund Complex had ongoing discussions regarding a potential consolidated board of directors/trustees to oversee all or a portion of the Combined Fund Complex. In September 2010, these discussions culminated in an agreement between the Columbia RiverSource Board and the current Columbia Nations Board to have a consolidated board of directors/trustees for a portion of the Combined Fund Complex. Specifically, it was agreed that the RiverSource Fund Complex and the portion of the Columbia Fund Complex overseen by the Columbia Nations Board should be overseen by a consolidated board of directors/trustees. In this regard, the Columbia Nations Board and Columbia RiverSource Board (the “Election Boards”) each determined that the consolidation would enhance the oversight of a larger fund family and should achieve cost efficiencies for fund shareholders.

Columbia High Income Fund and Columbia Total Return Bond Fund are series of Columbia Funds Series Trust (“CFST”), while RiverSource Short Duration U.S. Government Fund is a series of RiverSource Government Income Series, Inc. (“RSGIS”). In order to effect the consolidation, at a meeting held on September 20, 2010, the Governance Committees of each Election Board nominated and recommended the nomination of the Non-Interested Nominees (defined below) to their respective boards. In addition, at a meeting held on September 20, 2010, each Election Board, including a majority of the directors/trustees of each board who are not “interested persons,” as defined in the 1940 Act, of the corporation or trust for which they serve as a director or trustee (the “Non-Interested Directors/Trustees”), unanimously accepted and endorsed these nominations, nominated the Interested Nominees (defined below) and voted to present each Nominee to shareholders for election as directors/trustees. The Election Boards currently have no reason to believe that any Nominee will become unavailable for election as a director/trustee, but if such unavailability should occur before the Meeting, the proxies will be voted for such other individuals as the Governance Committees of each Election Board and each full Election Board may designate.

A Nominee is deemed to be “non-interested” to the extent the Nominee is not an “interested person,” as that term is defined in Section 2(a)(19) of the 1940 Act, of the corporation or trust for which they serve as a director or trustee (each a “Non-Interested Nominee” and collectively, the “Non-Interested Nominees”). The Non-Interested Nominees are: Kathleen Blatz, Edward J. Boudreau, Jr., Pamela G. Carlton, William P. Carmichael, Patricia M. Flynn, William A. Hawkins, R. Glenn Hilliard, Stephen R. Lewis, Jr., John F. Maher, John J. Nagorniak, Catherine James Paglia, Leroy C. Richie, Alison Taunton-Rigby, and Minor M. Shaw.

Anthony M. Santomero and William F. Truscott and (each an “Interested Nominee” and collectively, the “Interested Nominees”) are or would be treated as “interested persons” of each of CFST and RSGIS (each, a “Company”). Although Mr. Santomero is “independent” of Columbia Management and its affiliates, in that he is not a director, officer or employee thereof, both CFST and RSGIS treat Mr. Anthony M. Santomero as an “interested person” of the Company (an “Interested Director/Trustee”) because he serves as a director of Citigroup, Inc. and Citigroup, N.A. Citigroup, Inc., which may engage from time to time in brokerage execution, principal transactions and/or lending relationships with funds that are a series of either Company or other funds or accounts advised/managed by Columbia Management and/or a subadviser utilized by funds of either Company. William F. Truscott is an “interested person” of each Company because he serves as Chairman of the Board of Columbia Management (and was previously the President, Chairman of the Board and Chief Investment Officer of Columbia Management from 2001-2010) and as a senior executive of Ameriprise Financial, Inc., the parent company of Columbia Management, in which he is also a stockholder.

If the Nominees are elected by shareholders, at least 75% of each Company’s directors/trustees will continue to be Non-Interested Directors/Trustees. The Nominees would serve as directors/trustees in accordance with the organizational documents of each Company. Each director/trustee would serve for an indefinite term. A director’s/trustee’s term may terminate by the election of his or her successor, by the termination or dissolution of a Company, or by his or her death, resignation, removal, retirement or incapacity.

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[[A director/trustee may no longer serve on either Election Board after the first board meeting after he or she reaches the mandatory retirement age established by that Board or after the 15th anniversary of the first Columbia Nations Board or Columbia RiverSource Board meeting he or she attended as a director/trustee.]]

Information Regarding the Non-Interested Nominees

Background information regarding each of the Non-Interested Nominees follows.

Name, Address and Age	Position(s) Held or to be Held with the Companies	Term of Office and Length of Time Served as a Trustee of CFST	Term of Office and Length of Time Served as a Director of RSGIS	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age [56]	Director/ Trustee	Indefinite term; None	Indefinite term; Director since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	[193]	None

Edward J. Boudreau, Jr. c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [66]	Director/ Trustee	Indefinite term; Trustee since January 2005	Indefinite term; None	Managing Director – E.J. Boudreau & Associates (consulting), from 2000 through current	[193]	BofA Funds Series Trust (11 funds)

Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Director/ Trustee	Indefinite term; None	Indefinite term; Director since 11/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	[193]	None

William P. Carmichael c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [67]	Director/ Trustee and Chairman of the Board of CFST	Indefinite term; Trustee since 1999	Indefinite term; None	Retired	[193]	BofA Funds Series Trust (11 funds); Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); The Finish Line (sportswear)

Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Director/ Trustee	Indefinite term; None	Indefinite term; Director since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	[193]	None

William A. Hawkins c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [68]	Director/ Trustee	Indefinite term; Trustee since January 2005	Indefinite term; None	President and Chief Executive Officer – California Bank, N.A., from January 2008 through current	[193]	BofA Funds Series Trust (11 funds)

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Name, Address and Age	Position(s) Held or to be Held with the Companies	Term of Office and Length of Time Served as a Trustee of CFST	Term of Office and Length of Time Served as a Director of RSGIS	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
R. Glenn Hilliard c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [67]	Director/ Trustee	Indefinite term; Trustee since January 2005	Indefinite term; None	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman – Conseco, Inc. (insurance), September 2003 through current; Executive Chairman – Conseco, Inc. (insurance), August 2004 through September 2005	[193]	BofA Funds Series Trust (11 funds); Conseco, Inc. (insurance)

Stephen R. Lewis, Jr. c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 71	Director/ Trustee	Indefinite term; None	Indefinite term; Chairman of the Board since 1/1/07 and Director since 1/1/02	President Emeritus and Professor of Economics, Carleton College	[193]	Valmont Industries, Inc. (manufactures irrigation systems)

John F. Maher c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Director/ Trustee	Indefinite term; None	Indefinite term; Director since 11/7/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	[193]	None

John J. Nagorniak c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [66]	Director/ Trustee	Indefinite term; Trustee since January 2008	Indefinite term; None	Retired; President and Director – Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director – Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman – Franklin Portfolio Associates (investing – Mellon affiliate) 1982 through 2007	[193]	BofA Funds Series Trust (11 funds); Research Foundation of CFA Institute; Director – MIT Investment Company; Trustee – MIT 401k Plan

Catherine James Paglia c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Director/ Trustee	Indefinite term; None	Indefinite term; 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	[193]	None

Leroy C. Richie c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Director/ Trustee	Indefinite term; None	Indefinite term; Director since 11/7/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation (automotive)	[193]	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)

Minor M. Shaw c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [63]	Director/ Trustee	Indefinite term; Trustee since 2003	Indefinite term; None	President – Micco Corporation [(real estate developer)] and Mickel Investment Group	[193]	Piedmont Natural Gas

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Name, Address and Age	Position(s) Held or to be Held with the Companies	Term of Office and Length of Time Served as a Trustee of CFST	Term of Office and Length of Time Served as a Director of RSGIS	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
Alison Taunton-Rigby c/o Columbia Management Investment Advisers, LLC, 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Director/ Trustee	Indefinite term; None	Indefinite term; Director since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	[193]	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)

(1)	If elected to serve on the Columbia Nations Board, the Non-Interested Nominees would oversee [52] funds of the Columbia Fund Complex. If the Non-Interested Nominee also serves, or is elected to serve, on the Columbia RiverSource Board, then the Non-Interested Nominees would oversee [141] funds of the RiverSource Fund Complex, for a total of [193] funds across the Combined Fund Complex. The number of funds overseen by each Non-Interested Nominee would be reduced substantially if those board-approved mergers are approved by shareholders of certain funds in the Combined Fund Complex.

Information Regarding the Interested Nominees

Background information regarding each of the Interested Nominees follows.

Name, Address and Age	Position(s) Held or to be Held with the Companies	Term of Office and Length of Time Served as a Trustee of CFST	Term of Office and Length of Time Served as a Director of RSGIS	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
Anthony M. Santomero(2) c/o Columbia Management Investment Advisers, LLC, One Financial Center Boston, MA 02111 Age [64]	Director/ Trustee	Indefinite term; Trustee since January 2008	Indefinite term; None	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 1972 through current; Senior Advisor – McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer – Federal Reserve Bank of Philadelphia, July 2000 through April 2006	[193]	BofA Funds Series Trust (11 funds); Renaissance Reinsurance Ltd.; Penn Mutual Life Insurance Company; Citigroup, Inc.; Citibank, N.A.

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Name, Address and Age	Position(s) Held or to be Held with the Companies	Term of Office and Length of Time Served as a Trustee of CFST	Term of Office and Length of Time Served as a Director of RSGIS	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Combined Fund Complex Overseen or to Be Overseen(1)	Other Directorships Held by Nominee During the Past Five Years
William F. Truscott(3) 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Director/ Trustee	Indefinite term; None	Indefinite term; Director/ Trustee since 11/7/01

Chairman of the Board, Columbia

Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President –

Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006

					[193]	None

(1)	If elected to serve on the Columbia Nations Board, each Interested Nominee would oversee [52] funds of the Columbia Fund Complex. If the Interested Nominee also serves or is elected to serve, on the Columbia RiverSource Board, then the Interested Nominee would oversee [141] funds of the RiverSource Fund Complex, for a total of [193] funds across the Combined Fund Complex. The number of funds overseen by each Interested Nominee would be reduced substantially if certain board-approved mergers are approved by shareholders of those funds in the Combined Fund Complex.
(2)	The Companies currently treat Anthony M. Santomero as an “interested person” of the Companies for the reasons set forth above.
(3)	William F. Truscott as an “interested person” of the Companies for the reasons set forth above.

Nominees’ Beneficial Ownership of Shares of Each Board Election Fund

Exhibit G to this combined proxy statement/prospectus provides information, as of September 30, 2010 (unless otherwise indicated), about the beneficial ownership by the Nominees of shares of each Board Election Fund.

Status of Current Directors/Trustees

Edward J. Boudreau, William P. Carmichael, William A. Hawkins, R. Glenn Hilliard, John J. Nagorniak, Anthony M. Santomero and Minor M. Shaw were most recently elected to the Columbia Nations Board by shareholders in 2010. Together, such trustees currently comprise the entire Columbia Nations Board. Kathleen Blatz, Arne H. Carlson, Pamela G. Carlton, Patricia M. Flynn, Anne P. Jones, Jeffrey Laikind, Stephen R. Lewis, Jr., John F. Maher, Catherine James Paglia, Leroy C. Richie, Alison Taunton-Rigby and William F. Truscott currently comprise the entire Columbia RiverSource Board. Due to the mandatory retirement age described above, Ms. Jones and Messrs. Carlson and Laikind have not been re-nominated to serve as directors/trustees to Columbia RiverSource Board. Information about directors/trustees of the Nations Board and the Columbia RiverSource Board who are also Nominees is set forth under “Information Regarding the Non-Interested Nominees” and “Information Regarding the Interested Nominees” above.

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Leadership Structure and Risk Oversight

[The Columbia Nations Board oversees management of CFST and Columbia High Income Fund and Columbia Total Return Bond Fund. The Columbia RiverSource Board oversees management of RSGIS and RiverSource Short Duration U.S. Government Fund. Each Election Board has a duty to act in the best interest of shareholders when supervising and overseeing the management and operations of the Company for which they serve as a director/trustee. The Columbia Nations Board currently consists of seven trustees who have extensive and varied experience and skills. Six of the seven trustees are Non-Interested Trustees. The Columbia RiverSource Board currently consists of twelve directors who have extensive and varied experience and skills. Eleven of the directors are Non-Interested Directors. Information about the background and qualifications of each of the trustees/directors can be found in the sections titled “Information Regarding the Non-Interested Nominees” and “Information Regarding the Interested Nominees” above.

Each Election Board has appointed an William P. Carmichael, a Non-Interested Director/Trustee, to serve in the role of Chairman. The Chairman of each Election Board actively participates in the development of the agendas for meetings of the Election Board on which he or she serves, presides at such meetings and acts as a liaison with service providers, officers, attorneys, and other directors/trustees between meetings. The Chairman may also perform such other functions as may be delegated by the applicable Election Board from time to time. Except for any duties specified herein or pursuant to each Company’s governing documents, the designation of Chairman does not impose on such Non-Interested Director/Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the applicable Election Board generally. The Nominees have agreed, if all of the Nominees are elected by shareholders, to appoint Stephen R. Lewis, Jr. as Chairman subsequent to the Meeting.

Each Election Board has several standing committees (the “Committees”), which are an integral part of the overall governance and risk management oversight structure of the Board Election Funds. The standing Committees for the Columbia Nations Board are the Audit Committee, the Governance Committee, the Contracts Review Committee and the Investment Committee, while the standing Committees for the Columbia RiverSource Board are the Board Governance Committee, the Compliance Committee, the Contracts Committee, the Distribution Committee, the Executive Committee, the Investment Review Committee and the Audit Committee. The roles of each Committee of the Columbia Nations Board and the Columbia RiverSource Board are more fully described in the sections titled “Current Committees of the Columbia Nations Board” and “Current Committees of the Columbia RiverSource Board”, respectively, below.

The Board Election Funds have retained Columbia Management as the Funds’ investment manager and administrator. Columbia Management provides the Board Election Funds with investment advisory services, and is responsible for the Funds’ day-to-day management and administration and management of the risks that arise from the Funds’ investments and operations. The Election Boards are each responsible for overseeing Columbia Management and other service providers in the operation of CFST and RSGIS, as applicable, including with respect to risk management functions. Each Board Election Fund and Company is subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of Columbia Management, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Board Election Funds’ investment management and business affairs. Each of Columbia Management, the Funds’ subadvisers and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their analysis of the risks, functions and business models.

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Risk oversight forms part of each Election Board’s general oversight of the Company and Board Election Fund or Funds it oversees, and is addressed as part of various board and committee activities. The Election Boards recognize that it is not possible to identify all of the risks that may affect the Funds, or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of the regular oversight of its corresponding Company, each Election Board, directly and through one or more Committees, interacts with and reviews reports from, among others, Columbia Management, the Funds’ subadvisers, the independent registered public accounting firms for the Board Election Fund or Funds it oversees, and internal auditors for Columbia Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. Each Election Board and the Audit Committee of a Fund also meet periodically with the Chief Compliance Officer of the Board Election Fund or Funds it oversees to receive reports regarding the compliance of the applicable Fund or Funds and their principal service providers with the U.S. federal securities laws and their internal compliance policies and procedures. The Election Board and the Audit Committee of each Board Election Fund have oversight responsibilities with respect to the compliance program of their corresponding Board Election Fund or Funds and certain of these funds’ service providers, and also receive periodic and annual reports from the Chief Compliance Officer of the applicable Board Election Fund or Funds, as required under applicable regulations. Each Election Board, with the assistance of its Investment Committee, reviews investment policies and risks in connection with its review of the performance of the Board Election Fund or Funds it oversees, and meets periodically with the portfolio managers of its fund or funds to receive reports regarding the management of the fund or funds, including each Board Election Fund’s investment risks. In addition, as part of the Election Board’s periodic review of its Board Election Fund or Funds’ advisory and other service provider agreements, the Election Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Non-Interested Directors/Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. Each Election Board reviews its leadership structure periodically and believes that its structure is appropriate because it allows the board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among Committees of directors/trustees and the full Election Board in a manner that enhances effective oversight. In particular, each Election Board believes that having a Non-Interested Director/Trustee serve as the chair of the board and of each Committee promotes independence from Columbia Management in developing agendas and conducting meetings. Each Election Board believes that its Committee structure makes the oversight process more efficient and more effective by allowing smaller groups of directors/trustees to bring increased focus to matters within the purview of each Committee. The leadership structure of each Election Board, including the manner in which it conducts its risk oversight role, may be changed, at any time and in the discretion of the Election Board, including in response to changes in circumstances or the characteristics of the Company it oversees. In this regard, it may be changed in certain respects as the Columbia RiverSource Board consolidates with the Columbia Nations Board and consider enhancing and reconciling various practices that have historically been different.

Current Committees of the Columbia Nations Board

CFST has four standing Committees, which are the Audit Committee, the Contracts Review Committee, the Governance Committee and the Investment Committee.

In general, the function of the Audit Committee is oversight of the financial aspects of CFST, Columbia High Income Fund and Columbia Total Return Bond Fund and approval of and interaction with the Funds’ independent registered accounting firm. Management (which generally means the appropriate officers of CFST, and the funds’ investment manager, administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation of the financial statements of the Funds, and the independent registered public accounting firm is responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with its financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any audits of either Columbia High Income Fund or Columbia Total Return Bond Fund, or for determining whether these Funds’ financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee Columbia High Income Fund’s and Columbia Total Return Bond Fund’s accounting and financial reporting processes and practices, their internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of the funds maintained by key service providers; (ii) approve, and recommend to the full Columbia Nations Board for its approval in accordance with applicable law, the selection and appointment of an independent registered public accounting firm for the funds prior to the engagement of such independent registered public accounting firm; (iii) pre-approve all audit and non-audit services provided to the funds by their independent registered public accounting firm, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the Exchange Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by each Fund’s independent registered public accounting firm to the Fund’s investment manager and any entity controlling, controlled by, or under

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common control with the investment manager that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins (Chair), Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all Non-Interested Trustees.

The primary responsibilities of the Contracts Review Committee, as set forth in its charter, include reviewing and making recommendations to the Columbia Nations Board as to: (i) contractual arrangements; (ii) the factors considered in approving investment advisory and the investment subadvisory agreements; and (iii) service provider oversight and performance. Among other responsibilities, the Contracts Review Committee also oversees and coordinates activities of consultants and legal or financial experts that may be engaged under certain circumstances. The members of the Contracts Review Committee are R. Glenn Hilliard (Chair), William P. Carmichael, John J. Nagorniak and Anthony M. Santomero. With the exception of Mr. Santomero, an Interested Trustee who is not a director, officer or employee of Columbia Management or any of its affiliates, the Contracts Review Committee members are all Non-Interested Trustees.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Non-Interested Trustees; (ii) overseeing issues of corporate governance for Columbia High Income Fund and Columbia Total Return Bond Fund; (iii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of the Funds’ investment manager or subadviser or any control affiliate thereof, including deferred compensation and retirement policies; and (iv) evaluating the Columbia Nations Board and its committee structure as often as the Governance Committee deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee is required to determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw (Chair), William A. Hawkins, R. Glenn Hilliard and William P. Carmichael (ex officio). The Governance Committee members are all Non-Interested Trustees.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Columbia Nations Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Columbia Nations Board and Columbia Management on investment matters, and by acting on behalf of the Columbia Nations Board with respect to investment issues in extraordinary circumstances when it is impractical to convene a meeting of the full Columbia Nations Board. In carrying out these general responsibilities, the Investment Committee assists the Columbia Nations Board in connection with issues relating to: the investment policies and procedures adopted for Columbia High Income Fund and Columbia Total Return Bond Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of Columbia Management; investment-related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Investment Committee by the full Columbia Nations Board. The Investment Committee reports its activities to the full Columbia Nations Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Investment Committee may deem necessary or appropriate. The Chairperson of the Investment Committee is Edward J. Boudreau, Jr. Each trustee is a member of the Investment Committee. With the exception of Mr. Santomero, an Interested Trustee who is not a director, officer or employee of Columbia Management or any of its affiliates, the Investment Committee members are all Non-Interested Trustees.

The following table shows the number of times the Committees met during Columbia High Income Fund’s and Columbia Total Return Bond Fund’s most recent fiscal years.

	Columbia High Income Fund	Columbia Total Return Bond Fund
Audit Committee	5	5
Contracts Review Committee	4	4
Governance Committee	7	7
Investment Committee	7	7

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Current Committees of the Columbia RiverSource Board

The Columbia RiverSource Board has organized the following standing Committees to facilitate its work: the Board Governance Committee, the Compliance Committee, the Contracts Committee, the Distribution Committee, the Executive Committee, the Investment Review Committee and the Audit Committee. These Committees are comprised solely of Non-Interested Directors. The duties of these Committees are described below.

Mr. Lewis, as Chair of the Columbia RiverSource Board, acts as a point of contact between the Non-Interested Directors and Columbia Management between Columbia RiverSource Board meetings in respect of general matters.

Board Governance Committee

[The Board Governance Committee recommends to the Columbia RiverSource Board the size, structure and composition of the Columbia RiverSource Board and its Committees, the compensation to be paid to members of the Columbia RiverSource Board and a process for evaluating the Columbia RiverSource Board’s performance. The Board Governance Committee also reviews candidates for Columbia RiverSource Board membership including candidates recommended by shareholders. The Board Governance Committee also makes recommendations to the Columbia RiverSource Board regarding responsibilities and duties of the Columbia RiverSource Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of RiverSource Short Duration U.S. Government Fund and its shareholders on external matters.]

[To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the Board Governance Committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The Board Governance Committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The Board Governance Committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.]

[The Board Governance Committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The Board Governance Committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Columbia RiverSource Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Columbia RiverSource Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Columbia RiverSource Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director/trustee; and (viii) such other criteria as the Board Governance Committee determines to be relevant in light of the existing composition of the Columbia RiverSource Board and any anticipated vacancies or other factors.]

[Members of the Board Governance Committee (and/or the Columbia RiverSource Board) also [generally] meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Columbia RiverSource Board, while also exercising independent judgment. Although the Columbia RiverSource Board does not have a formal diversity policy, the Columbia RiverSource Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the Board Governance Committee and the Columbia RiverSource Board accorded particular weight to the individual professional background of each Non-Interested Director/Trustee.]

With respect to the directorship of Mr. Truscott, who is an Interested Nominee, the Board Governance Committee of each Columbia RiverSource Board, and the full Columbia RiverSource Board, have concluded that having a senior executive of the investment manager serve on the Columbia RiverSource Board can facilitate the Non-Interested Directors’ increased access to information regarding Columbia Management, which is RSGIA’s most significant service provider.

Compliance Committee

The Compliance Committee supports RiverSource Short Duration U.S. Government Fund’s maintenance of a strong compliance program by: providing a forum for Non-Interested Directors/Trustees to consider compliance matters impacting the fund or its key service providers; developing and implementing, in coordination with the fund’s Chief Compliance Officer (“CCO”), a process for the review and consideration of compliance reports that are provided to the Columbia RiverSource Board; and providing a designated forum for the fund’s CCO to meet with Non-Interested Directors on a regular basis to discuss compliance matters.

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Contracts Committee

The Contracts Committee reviews and oversees the contractual relationships with service providers. The Contracts Committee receives and analyzes reports covering the level and quality of services provided under contracts with RiverSource Short Duration U.S. Government Fund and advises the Columbia RiverSource Board regarding actions taken on these contracts during the annual review process.

Distribution Committee

The Distribution Committee reviews and supports product development, marketing, sales activity and practices related to RiverSource Short Duration U.S. Government Fund and will report to the Columbia RiverSource Board as appropriate.

Executive Committee

The Executive Committee acts for the Columbia RiverSource Board between meetings of the Columbia RiverSource Board.

Investment Review Committee

The Investment Review Committee reviews and oversees the management of RiverSource Short Duration U.S. Government Fund’s assets. The Investment Review Committee considers investment management policies and strategies, investment performance, risk management techniques, and securities trading practices and reports areas of concern to the Columbia RiverSource Board.

Audit Committee

The Audit Committee oversees the accounting and financial reporting processes of RiverSource Short Duration U.S. Government Fund and internal controls over financial reporting. The Audit Committee oversees the quality and integrity of the fund’s financial statements and independent audits as well as the fund’s compliance with legal and regulatory requirements relating to the fund’s accounting and financial reporting, internal controls over financial reporting and independent audits. The Audit Committee also makes recommendations regarding the selection of the fund’s independent registered public accounting firm and reviews and evaluates the qualifications, independence and performance of the independent registered public accounting firm.

The Audit Committee oversees RiverSource Short Duration U.S. Government Fund’s risks by, among other things, meeting with the fund’s internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the fund’s Disclosure Controls and Procedures.

Committee Meetings

The following table shows the number of times the Committees met during RiverSource Short Duration U.S. Government Fund’s most recent fiscal year.

Board Governance Committee	[•]
Compliance Committee	[•]
Contracts Committee	[•]
Distribution Committee	[•]
Executive Committee	[•]
Investment Review Committee	[•]
Audit Committee	[•]

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Nominee Qualifications

CFST’s Declaration of Trust does not set forth any specific qualifications to serve as a trustee other than that each trustee shall be an individual of at least 21 years of age who is not under a legal disability. The charter of the Governance Committee of CFST also does not set forth any specific qualifications, but does set forth certain factors that the Governance Committee may take into account in considering trustee candidates. The charter of the Governance Committee is provided in Exhibit I. The Governance Committee’s policy with respect to considering trustee candidates recommended by shareholders and the procedures to be followed by shareholders in submitting such recommendations are set forth in Section 3 of such charter. The Governance Committee has not established any specific minimum qualifications that must be met by a nominee or specific qualities or skills that the Governance Committee believes are necessary for one or more of the trustees to possess.

CFST’s Governance Committee does not have a formal process for identifying and evaluating nominees, including nominees recommended by shareholders. Instead, it follows the process it deems appropriate under the circumstances. Among the attributes or skills common to all trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other trustees, Columbia Management, the Funds’ subadvisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as trustees. Each trustee’s ability to perform his or her duties effectively has been attained through: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s experience working with the other trustees and management; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) his or her educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a trustee.

RSGIS’s Declaration of Trust does not set forth any specific qualifications or age requirement to serve as a trustee. The charter of the Board Governance Committee of RSGIS [to be inserted]. The charter of the Board Governance Committee is provided in Exhibit J.

RSGIS’s Board Governance Committee also has no formal process for identifying and evaluation nomitees, including nominees recommended by shareholders. The Board Governance Committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors. Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment.

The following is a summary of the particular professional and other experience of each Nominee that qualifies such Nominee to serve as a director/trustee of each Company as of the date of this combined proxy statement/prospectus:

Kathleen Blatz. Ms. Blatz has been a director/trustee on the Columbia RiverSource Board since 2006. Ms. Blatz has ten years of judicial experience and substantial other legal and government experience. Ms. Blatz served as an associate justice of the Minnesota Supreme Court from 1996 to 1998 and as Chief Justice of the court from 1998 to 2006. Ms. Blatz served in the Minnesota House of Representatives from 1979 to 1994.

Edward J. Boudreau, Jr. Mr. Boudreau has been a trustee of certain trusts in the Columbia Fund Complex since 2005. In addition, he has over thirty years of business and consulting experience, primarily in the financial services industry, including as the chief executive of a mutual fund management company.

Pamela G. Carlton. Ms. Carlton has been a director/trustee on the Columbia RiverSource Board since 2007. Ms. Carlton has significant experience in consulting and in investments, having served as a Managing Director in U.S. Equity Research at J.P. Morgan Chase.

William P. Carmichael. Mr. Carmichael has been a trustee of certain trusts in the Columbia Fund Complex since 1999, and has served as Chairman of the Columbia Nations Board and of the boards of the other trusts in the Columbia Fund Complex since 2003. Mr. Carmichael served in various senior financial and directorship positions with global consumer products companies. Mr. Carmichael is a certified public accountant and a licensed attorney.

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Patricia M. Flynn. Ms. Flynn has been a director/trustee on the Columbia RiverSource Board since 2004. Ms. Flynn currently serves as Trustee Professor of Economics and Management of Bentley University, and was the former dean of a graduate school of business.

William A. Hawkins. Mr. Hawkins has been a trustee of certain trusts in the Columbia Fund Complex since 2005. He currently serves as the President and Chief Executive Officer of California General Bank and has over thirty years of executive level experience in the banking industry. Mr. Hawkins is a certified financial planner and a chartered property and casualty underwriter, as well as holding series 7, 24 and 63 licenses from the Financial Industry Regulatory Authority.

R. Glenn Hilliard. Mr. Hilliard has been a trustee of certain trusts in the Columbia Fund Complex since 2005. Mr. Hilliard is currently the Chairman and Chief Executive Officer of The Hilliard Group, LLC. Mr. Hilliard has over five years executive level experience in the insurance industry. Mr. Hilliard has served on the board of directors and as non-executive chairman of Conseco, Inc. for a number of years. Mr. Hilliard is also a licensed attorney.

Stephen R. Lewis, Jr. Mr. Lewis has been the Chairman of the Columbia RiverSource Board since 2007 and a director/trustee on the Columbia RiverSource Board since 2002. From 1987 to 2002, Mr. Lewis served as President of Carleton College, after which he continued to serve as President Emeritus and Professor Emeritus of Economics. Mr. Lewis has more than thirty years experience in Asia and Africa, primarily advising governments on economic policy and negotiations of foreign investment and financing agreements. Mr. Lewis is also a director of Valmont Industries, Inc.

John F. Maher. Mr. Maher has been a director/trustee on the Columbia RiverSource Board since 2008. Mr. Maher has extensive experience in the financial services industry, and was formerly President, Chief Executive Officer and a director of Great Western Financial Corporation.

John J. Nagorniak. Mr. Nagorniak has been a trustee of the trusts in the Columbia Fund Complex since 2008. Mr. Nagorniak has served in executive level and director positions for over twenty-five years. He is a chartered financial analyst and is currently a trustee of the Research Foundation of the CFA Institute.

Catherine James Paglia. Ms. Paglia has been a director/trustee on the Columbia RiverSource Board since 2004. Ms. Paglia has extensive experience in the asset management industry, and currently serves as a director of Enterprise Asset Management, Inc., a private real estate and asset management company.

Leroy C. Richie. Mr. Richie has been a director/trustee on the Columbia RiverSource Board since 2008. Mr. Richie has over twenty years of legal experience, including, currently, as Counsel at Lewis & Munday, P.C., and formerly served as Vice President and General Counsel, Automotive Legal Affairs, of Chrysler Corporation from 1990 to 1997.

Anthony M. Santomero. Dr. Santomero has been a trustee of certain trusts in the Columbia Fund Complex since 2008. Dr. Santomero has over thirty years of experience as a professor of finance and private consultant specializing in issues including risk management, financial restructuring, credit risk evaluation and management, and regulation. He has served as consultant to financial institutions and agencies in the U.S. and various countries in the European Union and the European Community itself, as well as institutions in various countries around the world. Additionally, Dr. Santomero has served as President and Chief Executive Officer of the Federal Reserve Bank of Philadelphia.

Minor M. Shaw. Ms. Shaw has served as a trustee of certain trusts in the Columbia Fund Complex since 2003. Ms. Shaw is the President of certain private companies and is a member of the board of Piedmont Natural Gas and Blue Cross and Blue Shield of South Carolina. Ms. Shaw also serves as an active member on the boards of numerous educational and public service organizations.

Alison Taunton-Rigby. Ms. Taunton-Rigby has been a director/trustee on the Columbia RiverSource Board since 2002. Ms. Taunton-Rigby has been the Chief Executive Officer and a director of RiboNovix, Inc. since 2003. She also formerly served as the President of Aquila Biopharmaceuticals.

William F. Truscott. Mr. Truscott has been a director/trustee on the Columbia RiverSource Board since 2001. Mr. Truscott has over nine years of experience as President and Chief Investment Officer of Columbia Management, and currently serves as Chairman of the board of Columbia Management. Mr. Truscott is also an executive officer of Ameriprise Financial, Inc., the parent company of Columbia Management.

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Procedures for Communications to the Election Boards

Shareholders who want to communicate with the Columbia Nations Board or an individual trustee should send written communications to c/o The Secretary of Columbia Funds Series Trust, One Financial Center, Boston, MA 02111, addressed to the Board of Trustees of Columbia Funds Series Trust or the individual trustee.

Shareholders who want to communicate with the Columbia RiverSource Board or an individual director should send written communications to 901 S. Marquette Ave., Minneapolis, MN 55402, addressed to the Board of Directors of RiverSource Government Income Series, Inc. or the individual director.

The Secretary of the applicable Company may determine not to forward to an Election Board or individual directors/trustees any letter that does not relate to the business of the relevant Election Fund(s).

Executive Officers of CFST and RSGIS

Information about the executive officers of CFST and RSGIS is included in Exhibit E to this combined proxy statement/prospectus.

Remuneration for Trustees and Officers of CFST

The current trustees of CFST, each of whom is not an employee of Columbia Management or its affiliates, each receives an annual retainer fee of $110,000, which is shared by all of the funds overseen by such trustees. In addition, the current trustees are currently paid a total of $15,000 per Columbia Nations Board meeting ($2,500 for telephonic attendance at certain meetings), the amount of which is shared by all of the funds overseen by such trustees. The chairs of the Columbia Nations Board and its committees receive additional compensation for serving in such capacities. The trustees are also reimbursed for the expenses of attending meetings. Persons who are employees, officers or directors of Columbia Management receive no remuneration for serving as trustees of the Trust.

Under the terms of the Columbia Nations Board’s Deferred Compensation Agreement, each eligible trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as trustee for that calendar year. Fees deferred by a trustee are credited to a book reserve account established by funds of CFST, the value of which is derived from the rate of return of one or more of a subset of the funds in the Combined Fund Complex selected by the trustee (with accruals to such account beginning at such time as a trustee’s elections having been established, and fees for service having been paid into such account, and terminating at such time as when proceeds become payable to such trustee under the Deferred Compensation Agreement). Trustees may change their elections only in accordance with the provisions of the Deferred Compensation Agreement.

Distributions from a trustee’s book reserve account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a trustee may qualify to receive such payments. If a deferring trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her book reserve account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Agreement are not funded or secured in any way, and each deferring trustee has the status of an unsecured creditor of the funds overseen by such trustee.

Total fees paid by the Board Election Fund to its current trustees for its last fiscal year are outlined in Exhibit F to this combined proxy statement/prospectus.

Columbia Management pays all salaries of officers of CFST, except for the Board Election Fund’s Chief Compliance Officer, a portion of whose salary is paid by CFST.

Remuneration for Directors and Officers of RSGIS

The Non-Interested Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Columbia RiverSource Board. In determining compensation for the Non-Interested Directors, the Non-Interested Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Non-Interested Directors also recognize that these individuals’ advice and counsel are in demand by other

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organizations, that these individuals may reject other opportunities because of the time demands of their duties as Non-Interested Directors, and that they undertake significant legal responsibilities. The Non-Interested Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Non-Interested Directors take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Columbia RiverSource Board meetings, communicating or meeting regularly with RiverSource Short Duration U.S. Government Fund’s CCO, counsel to the Non-Interested Directors, and the fund’s service providers) which result in a significantly greater time commitment required of the Columbia RiverSource Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other Non-Interested Directors.

Non-Interested Directors are currently paid an annual retainer of $125,000. Committee and subcommittee Chairs each receive an additional annual retainer of $5,000. In addition, Non-Interested Directors are paid the following fees for attending Columbia RiverSource Board and Committee meetings: $5,000 per day of in-person Columbia RiverSource Board meetings and $2,500 per day of in-person Committee or sub-committee meetings (if such meetings are not held on the same day as a Columbia RiverSource Board meeting). Non-Interested Directors are not paid for special meetings conducted by telephone. In 2010, the Columbia RiverSource Board’s Chair will receive total annual cash compensation of $430,000. [Persons who are employees, officers or directors of Columbia Management receive no remuneration for serving as directors of the Companies.]

The Non-Interested Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Columbia RiverSource Board Director may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more funds in the RiverSource Fund Complex and the amount paid to the Columbia RiverSource Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for U.S. federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). It is anticipated that deferral of Columbia RiverSource Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities. See Exhibit F for information on the amount of compensation paid to the Directors on a fund-by-fund basis and in the aggregate.

Required Vote and Recommendation

For CFST, the election of trustees requires the vote of a plurality of the votes cast at the Meeting by or on behalf of shareholders of CFST at which a quorum is present or represented by proxy.

For RSGIS, the election of directors requires the affirmative vote of a plurality of the voting power of the shares of each series thereof (voting together as a single class) present and entitled to vote at the Meeting. Each shareholder entitled to vote has the right to cumulate those votes. This Proposal 6 is contingent on Proposal 7 to the extent that if shareholders of RSGIS elect all 16 Nominees but do not approve the proposed amendment to RSGIS’s Charter, then William F. Truscott, an “interested person” of RSGIS as defined in section 2(a)(19) of the 1940 Act, will not continue as a director of RSGIS.

THE BOARD OF EACH COMPANY UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE ELECTION OF EACH NOMINEE.

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Proposal 7 – Approve Amendment to Articles of Incorporation of RiverSource Government Income Series, Inc. to Increase the Maximum Number of Board Members

(RiverSource Short Duration U.S. Government Fund only)

As discussed above under Proposal 6, the Columbia Nations Board and the Columbia RiverSource Board have agreed to have a consolidated board of directors/trustees for a portion of the Combined Fund Complex. In order to effect the board of directors/trustees consolidation discussed above, [the Board Governance Committee of each Columbia RiverSource Board has recommended, and each full Columbia RiverSource Board has nominated,] the 16 Nominees for election to the Columbia RiverSource Board, as further described in Proposal 6 (election of directors/trustees). However, the Articles of Incorporation (“Charter”) of RiverSource Short Duration U.S. Government Fund provides that the corporation of which it is a series can have no more than 15 directors. Accordingly, it is proposed that the applicable provisions of RiverSource Short Duration U.S. Government Fund’s Charter be amended (a) to increase the maximum permissible number of directors to twenty (20) and (b) to provide that any future change in the actual number of directors within the stated range (e.g., an increase beyond 16 directors) shall require the approval of at least seventy-five percent (75%) of the directors then serving.

The relevant provisions of the Charter of RiverSource Short Duration U.S. Government Fund, and the proposed language that would be included in the Fund’s Charter, are set forth below:

Current Language	Proposed Language
The directors, of which there shall be not less than two nor more than fifteen, shall be elected at the first meeting of the shareholders for an indefinite term and thereafter at each regular meeting of shareholders, to hold office for an indefinite term until the next regular meeting of shareholders, but in any event, they shall hold office until their successors are elected and qualify. The number of directors may be increased or decreased from time to time by action of the Board of Directors.	The directors, of which there shall be not less than two nor more than twenty, shall be elected at the first meeting of the shareholders for an indefinite term and thereafter at each regular meeting of shareholders, to hold office for an indefinite term until the next regular meeting of shareholders, but in any event, they shall hold office until their successors are elected and qualify. The number of directors may be increased or decreased from time to time by action of at least seventy-five percent of the Directors.

These Articles of Incorporation, or any provision hereof, may be amended, altered, changed or repealed in the manner prescribed by the laws of the State of Minnesota.	These Articles of Incorporation, or any provision hereof, may be amended, altered, changed or repealed in the manner prescribed by the laws of the State of Minnesota, provided that Section 2 of Article IV [the provision set forth above governing changes in the number of Directors] may not be repealed, modified or changed without the approval of seventy-five percent of the Directors.

The proposed amendment to RiverSource Short Duration U.S. Government Fund’s Charter would also provide that any future change to such Charter’s provisions regarding the establishment of a maximum or minimum number of directors would require the approval of seventy-five percent (75%) of the directors then in office, in addition to any approval by shareholders of the corporation of which RiverSource Short Duration U.S. Government Fund is a series which may be required under the Charter.

Required Vote and Recommendation

The proposed amendment to RiverSource Short Duration U.S. Government Fund’s Charter requires the affirmative vote of a majority of the voting power of the shares present and entitled to vote.

THE COLUMBIA RIVERSOURCE BOARD OF RIVERSOURCE SHORT DURATION U.S. GOVERNMENT FUND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE AMENDMENT TO ITS CHARTER.

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SECTION C — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Selling Fund on December 17, 2010 (the “Record Date”) are entitled to vote at the Meeting. With respect to each Reorganization, and the proposed amendments to the Articles of Incorporation of RiverSource Government Income Series, Inc., as applicable, shares of each of Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund, RiverSource Short Duration U.S. Government Fund and Columbia Federal Securities Fund are entitled to one vote for each dollar of net asset value, or a proportional fractional vote for each fractional dollar, represented by those shares on the Record Date, and shares of each of Columbia High Income Fund and Columbia Total Return Bond Fund are entitled to one vote per share or a proportionate fractional vote for each fractional share. All share classes of a Selling Fund will vote together as one class on the Selling Fund’s proposed Reorganization. With respect to the election of Nominees and the amendment of the Articles of Incorporation, as applicable, shareholders of each applicable Board Election Fund will vote together with shareholders of each other series of the entity of which such Fund is a series, if any, as a single class. Each shareholder of RiverSource Short Duration U.S. Government Fund is entitled to as many votes equal to the number of dollars of net asset value of shares owned multiplied by the number of Directors to be elected and may cast all of such votes for a single Director or may distribute them among the number to be voted for, or any two or more of them. For Columbia Funds Series Trust, there is no cumulative voting in the election of trustees.

Quorum and Methods of Tabulation. A quorum is required for shareholders of a Selling Fund to take action at the Meeting. For RiverSource Short Duration U.S. Government Fund, ten percent (10%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum. For Columbia High Income Fund and Columbia Total Return Bond Fund, thirty-three and one-third percent (33 1/3%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum. For Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund and Columbia Federal Securities Fund, thirty percent (30%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum.

All shares represented at the Meeting in person or by proxy will be counted for purposes of establishing a quorum. Broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of any proposal or the election of Nominees. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.) With respect to the election of Nominees, neither abstentions nor broker non-votes will have an effect on the outcome of the proposal. With respect to each Reorganization, and the proposed amendment to the Articles of Incorporation of RiverSource Government Income Series, Inc., abstentions and broker non-votes will have the effect of votes against the proposal. In certain circumstances in which a Fund has received sufficient votes to approve a Reorganization, the Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. A Fund may also request that selected brokers and nominees, in their discretion, submit broker non-votes, if doing so is necessary to obtain a quorum.

If your shares are held in an IRA account with Ameriprise Trust Company as custodian (the “IRA Custodian”), you have the right to instruct the IRA Custodian how to vote those shares. For each applicable Selling Fund, the IRA Custodian will vote any shares for which it has not received voting instructions in proportionately the same manner as other shareholders of that Selling Fund have voted.

Shareholder Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Selling Fund, for each Board Election Fund your vote will be cast FOR the election of each Nominee, and, for RiverSource Short Duration U.S. Government Fund, your vote will be cast FOR the proposed amendment to your Fund’s Articles of Incorporation.

Proxy Statement Delivery. “Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Selling Funds who share a common address and who have not opted out of the householding process may receive a single copy of the combined proxy statement/prospectus along with the proxy cards. If you received more than one copy of the combined proxy statement/prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. [If you received a single copy of the combined proxy statement/prospectus, you may opt out of householding in the future by contacting your financial intermediary.]

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An additional copy of this combined proxy statement/prospectus may be obtained by writing to [•] at [•] or by calling the Selling Funds’ proxy solicitor, Computershare Fund Services, toll free, at 800-708-7953.

Revoking Your Proxy. If you execute, date and submit a proxy card with respect to your Selling Fund, you may revoke your proxy prior to the meeting by providing written notice to the Funds’ proxy solicitor at 800-708-7953, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet or telephone, you may change your instructions prior to the meeting by authorizing a subsequent proxy by internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Simultaneous Meetings. The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, with each proposal being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund’s meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Board of each Selling Fund is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be allocated to each Fund subject to the limitations described in Exhibit A. Proxies will be solicited primarily through the mailing of the Prospectus/Proxy Statement and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Selling Fund or by employees or agents of Columbia Management and its affiliated companies. In addition, Computershare Fund Services, 280 Oser Avenue, Hauppauge, NY 11788, has been engaged to assist in the solicitation of proxies, at the estimated cost set forth below, plus expenses.

Fund	Estimated Cost
Columbia High Income Fund	$	[	•]
Columbia Conservative High Yield Fund	$	[	•]
Columbia Total Return Bond Fund	$	[	•]
Columbia Core Bond Fund	$	[	•]
Columbia Short-Intermediate Bond Fund	$	[	•]
RiverSource Short Duration U.S. Government Fund	$	[	•]
Columbia Federal Securities Fund	$	[	•]

Shareholder Proposals. The Selling Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal not involving the nomination of a person for election as a director or trustee at a Selling Fund’s next special meeting that may be included in the Selling Fund’s proxy materials must notify the relevant Selling Fund a reasonable amount of time before the Selling Fund begins to print and mail its proxy materials. The fact that a Selling Fund receives such a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, because there are other requirements in the proxy rules relating to such inclusion.

Dissenters’ Right of Appraisal.

Shareholders of RiverSource Short Duration U.S. Government Fund may be entitled to assert appraisal rights under Sections 302A.471 and 302A.473 of the Minnesota Business Corporation Act in connection with their Selling Fund’s Reorganization and to obtain payment of the “fair value” of their Selling Fund shares, provided that they comply with the requirements of Minnesota law. A copy of the relevant provisions of the Minnesota Business Corporation Act is attached as Exhibit B hereto. Shareholders of Columbia High Income Fund, Columbia Conservative High Yield Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund and Columbia Federal Securities Fund have no appraisal or dissenters’ rights.

Notwithstanding Minnesota law, the SEC has taken the position that the use of state appraisal procedures by a mutual fund, such as the Selling Funds, would be a violation of Rule 22c-1, the forward-pricing rule, under the 1940 Act. This rule states that no mutual fund may redeem its shares other than at the net asset value next computed after receipt of a request for redemption. It is the SEC’s position that Rule 22c-1 supersedes appraisal provisions in state statutes.

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In the interest of ensuring equal valuation for all Selling Fund shareholders, dissenters’ rights will be determined in accordance with the SEC’s interpretation. As a result, if any shareholder elects to exercise dissenters’ rights under Minnesota law, the relevant Selling Fund intends to submit the question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

Other Business. The Board of each Selling Fund does not know of any matters to be presented at the Meeting other than the Reorganizations, the amendment to the Articles of Incorporation of RiverSource Government Income Series, Inc., and the election of Nominees. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment. If the quorum required for the Meeting has not been met for any Selling Fund, the persons named as proxies may propose adjournment of the Meeting and vote all shares that they are entitled to vote in favor of such adjournment. If the quorum required for the Meeting has been met, but sufficient votes in favor of one or more proposals are not received by the time scheduled for the Meeting, then the persons named as proxies may move for one or more adjournments of the Meeting as to one or more proposals to allow further solicitation of shareholders. The procedures for adjournment of the Meeting for each Selling Fund are as follows:

•

For Columbia Conservative high Yield Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund and Columbia Federal Securities Fund, the Meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice.

•

For Columbia High Income Fund and Columbia Total Return Bond Fund, the Meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the Meeting, either in person or by proxy. If the Meeting is adjourned, notice does not need to be given of the adjourned Meeting date unless a new record date for the adjourned Meeting is set or unless the adjourned Meeting is to take place more than sixty (60) days from the date set for the original Meeting, in which case the Board would be required to set a new record date.

•

For RiverSource Short Duration U.S. Government Fund, if a quorum is not present, the Meeting may be adjourned without notice other than notice at the Meeting, and may otherwise be adjourned by the affirmative vote of a majority of the shares of each series thereof (voting together as a single class) voted at the Meeting.

The persons named as proxies will vote in favor of adjournment with respect to a proposal those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those shares they are required to vote against such proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses associated with the proposals described herein. Any proposal for which sufficient favorable votes have been received may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

101

SECTION D — CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and the Selling Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
D-1	Current and pro forma capitalization of each Selling Fund and each Buying Fund
D-2	Current and pro forma ownership of shares of each Selling Fund and each Buying Fund
D-3	Financial highlights of each Buying Fund

The Funds’ Investment Manager and Distributor. Columbia Management Investment Advisers, LLC, 100 Federal Street, Boston, MA 02110 is the investment manager for each Fund. Columbia Management Investment Distributors, Inc., One Financial Center, Boston, MA 02111 is the distributor for each Fund.

Capitalization of Selling Funds and Buying Funds

The following table shows the capitalization of (i) Columbia Total Return Bond Fund, Columbia Intermediate Bond Fund, Columbia Core Bond Fund, Columbia Short-Intermediate Bond Fund, Columbia Bond Fund, RiverSource Short Duration U.S. Government Fund and Columbia Short Term Bond Fund as of September 30, 2010; (ii) Columbia High Income Fund, Columbia Conservative High Yield Fund and Columbia Income Opportunities Fund as of July 31, 2010; and (iii) Columbia Federal Securities Fund and Columbia U.S. Government Mortgage Fund as of May 31, 2010; and on a pro forma basis, assuming the proposed Reorganization had taken place as of that date. The pro forma combined net assets are determined by adding the net assets of the Selling Fund and the net assets of the corresponding Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Selling Fund by the net asset value per share of the corresponding Buying Fund and adding the actual shares outstanding of the Buying Fund.

Table D-1. Current and Pro Forma Capitalization of each Selling Fund and each Buying Fund

Fund	Net assets	Net asset value per share	Shares outstanding
Columbia High Income Fund (Selling Fund)
Class A	$123,287,808	$7.84	15,722,509
Class B	$24,975,436	$7.82	3,194,612
Class C	$22,516,701	$7.78	2,895,871
Class Z	$626,371,835	$7.92	79,043,813
Total	$797,151,780		100,856,805
Columbia Conservative High Yield Fund (Selling Fund)
Class A	$74,591,156	$7.66	9,732,378
Class B	$24,495,501	$7.66	3,196,020
Class C	$30,293,725	$7.66	3,952,689
Class Y	$13,757,137	$7.66	1,795,003
Class Z	$437,511,517	$7.66	57,085,438
Total	$580,649,036		75,761,528
Columbia Income Opportunities Fund (Buying Fund) (Current)
Class A	$498,802,615	$9.72	51,300,169
Class B	$29,050,926	$9.72	2,989,075
Class C	$60,481,511	$9.72	6,224,222
Class I	$182,941,408	$9.73	18,794,063
Class R4	$403,599	$9.75	41,375
Total	$771,680,059		79,348,904

102

Fund	Net assets	Net asset value per share	Shares outstanding
Columbia Income Opportunities Fund (Pro Forma Combined)
Class A	$696,645,227	$9.72	71,655,659
Class B	$78,514,631	$9.72	8,078,010
Class C	$113,283,046	$9.72	11,656,638
Class I	$182,936,733	$9.73	18,794,063
Class R4	$403,589	$9.75	41,375
Class Y	$13,754,633	$9.72	1,415,086
Class Z	$1,063,752,762	$9.72	109,439,585
Total	$2,149,290,621		221,080,416
Columbia Total Return Bond Fund (Selling Fund)
Class A	$22,125,646	$10.11	2,188,903
Class B	$3,508,087	$10.11	346,942
Class C	$5,707,509	$10.11	564,618
Class Z	$1,080,675,077	$10.12	106,812,062
Total	$1,112,016,319		109,912,525
Columbia Intermediate Bond Fund (Buying Fund) (Current)
Class A	$171,886,800	$9.21	18,653,991
Class B	$20,386,409	$9.21	2,212,415
Class C	$33,141,786	$9.21	3,596,652
Class I	$2,502	$9.21	272
Class R	$2,064,645	$9.21	224,073
Class W	$2,502	$9.21	272
Class Z	$1,994,603,177	$9.21	216,462,886
Total	$2,222,087,821		241,150,561
Columbia Intermediate Bond Fund (Pro Forma Combined)
Class A	$194,010,431	$9.21	21,056,239
Class B	$23,894,219	$9.21	2,593,299
Class C	$38,848,845	$9.21	4,216,334
Class R	$2,064,632	$9.21	224,073
Class Z	$3,075,219,934	$9.21	333,795,052
Total	$3,334,043,065		361,885,541
Columbia Core Bond Fund (Selling Fund)
Class A	$60,252,383	$11.17	5,394,266
Class B	$7,783,400	$11.17	696,838
Class C	$11,121,733	$11.17	995,705
Class T	$17,984,855	$11.17	1,610,150
Class Z	$1,529,933,408	$11.17	136,972,110
Total	$1,627,075,779		145,669,069
Columbia Short-Intermediate Bond Fund (Selling Fund)
Class A	$8,017,341	$7.58	1,057,545
Class C	$1,728,212	$7.58	227,855
Class Z	$334,671,482	$7.58	44,152,250
Total	$344,417,035		45,437,650

103

Fund	Net assets	Net asset value per share	Shares outstanding
Columbia Bond Fund (Buying Fund) (Current)
Class A	$15,954,190	$9.57	1,667,398
Class C	$2,509,920	$9.58	262,106
Class I	$2,501	$9.58	261
Class W	$2,501	$9.57	261
Class Y	$17,193,036	$9.59	1,793,706
Class Z	$692,573,797	$9.58	72,323,121
Total	$728,235,945		76,046,853
Columbia Bond Fund (Pro Forma Combined)
Class A	$84,223,914	$9.57	8,801,120
Class B	$7,783,400	$9.57	813,312
Class C	$15,359,865	$9.58	1,603,436
Class I	$2,501	$9.58	261
Class T	$17,984,855	$9.57	1,879,295
Class W	$2,501	$9.57	261
Class Y	$17,193,036	$9.59	1,793,706
Class Z	$2,557,178,687	$9.58	266,958,287
Total	$2,699,728,759		281,849,678
RiverSource Short Duration U.S. Government Fund (Selling Fund)
Class A	$500,529,599	$4.80	104,334,960
Class B	$41,209,751	$4.80	8,586,545
Class C	$29,725,193	$4.80	6,196,712
Class I	$69,934,742	$4.80	14,565,995
Class R*	$3,085,135	$4.80	643,087
Class R4	$4,507,616	$4.80	939,284
Class W	$5,048	$4.80	1,053
Total	$648,997,084		135,267,636
Columbia Short Term Bond Fund (Buying Fund) (Current)
Class A	$301,969,864	$10.02	30,143,081
Class B	$8,602,207	$10.01	859,122
Class C	$129,671,707	$10.01	12,958,015
Class I	$2,501	$10.00	250
Class R	$2,501	$10.02	250
Class W	$2,501	$10.02	250
Class Y	$20,782,803	$10.00	2,078,794
Class Z	$2,026,205,690	$10.00	202,626,040
Total	$2,487,239,774		248,665,801
Columbia Short Term Bond Fund (Pro Forma Combined)
Class A	$802,295,425	$10.02	80,075,772
Class B	$49,795,159	$10.01	4,974,302
Class C	$159,384,783	$10.01	15,926,354
Class I	$69,908,735	$10.00	6,990,873
Class R	$3,086,378	$10.02	308,022
Class R4	$4,505,779	$10.02	449,679
Class W	$7,547	$10.02	754
Class Y	$20,782,803	$10.00	2,078,794
Class Z	$2,026,205,690	$10.00	202,626,040
Total	$3,135,972,299		313,430,589

104

Fund	Net assets	Net asset value per share	Shares outstanding
Columbia Federal Securities Fund (Selling Fund)
Class A	$485,659,795	$10.87	44,660,080
Class B	$14,733,872	$10.87	1,354,859
Class C	$11,258,837	$10.87	1,035,340
Class Z	$67,877,457	$10.87	6,241,841
Total	$579,529,961		53,292,120
Columbia U.S. Government Mortgage Fund (Buying Fund) (Current)
Class A	$80,371,258	$5.16	15,588,925
Class B	$17,619,412	$5.16	3,416,007
Class C	$5,217,051	$5.16	1,011,314
Class I	$132,494,594	$5.15	25,723,583
Class R4	$85,125	$5.15	16,536
Total	$235,787,440		45,756,365
Columbia U.S. Government Mortgage Fund (Pro Forma Combined)
Class A	$565,910,061	$5.16	109,686,418
Class B	$32,348,808	$5.16	6,270,722
Class C	$16,472,905	$5.16	3,192,735
Class I	$132,487,567	$5.15	25,723,583
Class R4	$85,120	$5.15	16,536
Class Z	$67,861,143	$5.16	13,151,384
Total	$815,165,604		158,041,378

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly names Class R2 shares.

Ownership of Selling Fund and Buying Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of October 31, 2010 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

[[Table to be inserted]]

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of October 31, 2010. [[As of October 31, 2010, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund.]]

Table D-2. Current and Pro Forma Ownership of Fund Shares

Fund	>5% owners		Percent of shares held		Percent of shares held following Reorganization
Columbia High Income Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class B	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class Z	[	•]	[	•]%	N/A

105

Fund	>5% owners		Percent of shares held		Percent of shares held following Reorganization
Columbia Conservative High Yield Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class B	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class Y	[	•]	[	•]%	N/A
Class Z	[	•]	[	•]%	N/A
Columbia Income Opportunities Fund (Buying Fund)
Class A	[	•]	[	•]%	[	•]%
Class B	[	•]	[	•]%	[	•]%
Class C	[	•]	[	•]%	[	•]%
Class I	[	•]	[	•]%	[	•]%
Class R4	[	•]	[	•]%	[	•]%
Class W	[	•]	[	•]%	[	•]%
Class Y	[	•]	[	•]%	[	•]%
Class Z	[	•]	[	•]%	[	•]%
Columbia Total Return Bond Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class B	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class Z	[	•]	[	•]%	N/A
Columbia Intermediate Bond Fund (Buying Fund)
Class A	[	•]	[	•]%	[	•]%
Class B	[	•]	[	•]%	[	•]%
Class C	[	•]	[	•]%	[	•]%
Class I	[	•]	[	•]%	[	•]%
Class R	[	•]	[	•]%	[	•]%
Class W	[	•]	[	•]%	[	•]%
Class Z	[	•]	[	•]%	[	•]%
Columbia Core Bond Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class B	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class T	[	•]	[	•]%	N/A
Class Z	[	•]	[	•]%	N/A
Columbia Short-Intermediate Bond Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class Z	[	•]	[	•]%	N/A

106

Fund	>5% owners		Percent of shares held		Percent of shares held following Reorganization
Columbia Bond Fund (Buying Fund)
Class A	[	•]	[	•]%	[	•]%
Class B	[	•]	[	•]%	[	•]%
Class C	[	•]	[	•]%	[	•]%
Class I	[	•]	[	•]%	[	•]%
Class T	[	•]	[	•]%	[	•]%
Class W	[	•]	[	•]%	[	•]%
Class Y	[	•]	[	•]%	[	•]%
Class Z	[	•]	[	•]%	[	•]%
RiverSource Short Duration U.S. Government Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class B	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class I	[	•]	[	•]%	N/A
Class R*	[	•]	[	•]%	N/A
Class R4	[	•]	[	•]%	N/A
Class W	[	•]	[	•]%	N/A
Columbia Short Term Bond Fund (Buying Fund)
Class A	[	•]	[	•]%	[	•]%
Class B	[	•]	[	•]%	[	•]%
Class C	[	•]	[	•]%	[	•]%
Class I	[	•]	[	•]%	[	•]%
Class R	[	•]	[	•]%	[	•]%
Class R4	[	•]	[	•]%	[	•]%
Class W	[	•]	[	•]%	[	•]%
Class Y	[	•]	[	•]%	[	•]%
Class Z	[	•]	[	•]%	[	•]%
Columbia Federal Securities Fund (Selling Fund)
Class A	[	•]	[	•]%	N/A
Class B	[	•]	[	•]%	N/A
Class C	[	•]	[	•]%	N/A
Class Z	[	•]	[	•]%	N/A
Columbia U.S. Government Mortgage Fund (Buying Fund)
Class A	[	•]	[	•]%	[	•]%
Class B	[	•]	[	•]%	[	•]%
Class C	[	•]	[	•]%	[	•]%
Class I	[	•]	[	•]%	[	•]%
Class R4	[	•]	[	•]%	[	•]%
Class Z	[	•]	[	•]%	[	•]%

*	Class R shares of RiverSource Short Duration U.S. Government Fund were formerly names Class R2 shares.

107

Financial Highlights of Buying Funds

The financial highlights tables below are designed to help you understand how each Buying Fund has performed for the past five full fiscal years or, if shorter, the Buying Fund’s period of operations. Certain information reflects financial results for a single Buying Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period for periods ended 2007 and after (Columbia Income Opportunities Fund) and for period ended 2008 and after (Columbia U.S. Government Mortgage Fund). The total return line indicates how much an investment in the Buying Fund would have earned each period assuming any dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any. The information shown below for Columbia Intermediate Bond Fund, Columbia Bond Fund and Columbia Short Term Bond Fund has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with these Funds’ financial statements, is included in these Funds’ annual report to shareholders. The information shown below for Columbia Income Opportunities Fund for fiscal years ended on or after July 31, 2007 and for Columbia U.S. Government Mortgage Fund for fiscal years ended on or after May 31, 2008, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual reports to shareholders. The information shown for fiscal period ended July 31, 2006 for Columbia Income Opportunities Fund and for periods ended on or before May 31, 2007 for Columbia U.S. Government Mortgage Fund was audited by a different auditor, whose reports reflected unqualified audit opinions. The independent registered public accounting firms’ reports and the Buying Funds’ financial statements are also incorporated by reference into the Merger SAI.

Because Class Y shares and Class Z shares of Columbia Income Opportunities Fund, Class B shares and Class T shares of Columbia Bond Fund, Class I, Class R shares and Class W shares of Columbia Short Term Bond Fund and Class Z shares of Columbia U.S. Government Mortgage Fund are new, and because Class R4 shares of Columbia Short Term Bond Fund have not yet commenced operations, no financial highlights are provided for these share classes.

Table D-3. Financial Highlights of each Buying Fund

Financial Highlights – Columbia Income Opportunities Fund

Class A	Year ended July 31,
Per share data	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.00	$9.34	$9.99	$10.10	$10.53

Income from investment operations:
Net investment income (loss)	.73	.75	.69	.68	.64
Net gains (losses) (both realized and unrealized)	.73	(.39)	(.54)	(.10)	(.30)

Total from investment operations	1.46	.36	.15	.58	.34

Less distributions:
Dividends from net investment income	(.74)	(.70)	(.66)	(.69)	(.62)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.74)	(.70)	(.80)	(.69)	(.77)

Net asset value, end of period	$9.72	$9.00	$9.34	$9.99	$10.10

Total return	16.76%	5.24%	1.30%	5.69%	3.49%

Ratios to average net assets(a)
Total expenses	1.11%	1.19%	1.16%	1.14%	1.14%

Net investment income (loss)	7.77%	9.15%	7.00%	6.57%	6.25%

Supplemental data
Net assets, end of period (in millions)	$499	$402	$138	$177	$194

Portfolio turnover rate	86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

108

Financial Highlights – Columbia Income Opportunities Fund

Class B Per share data	Year ended July 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.00	$9.34	$9.98	$10.09	$10.53

Income from investment operations:
Net investment income (loss)	.66	.68	.61	.60	.56
Net gains (losses) (both realized and unrealized)	.73	(.38)	(.53)	(.10)	(.30)

Total from investment operations	1.39	.30	.08	.50	.26

Less distributions:
Dividends from net investment income	(.67)	(.64)	(.58)	(.61)	(.55)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.67)	(.64)	(.72)	(.61)	(.70)

Net asset value, end of period	$9.72	$9.00	$9.34	$9.98	$10.09

Total return	15.88%	4.44%	.64%	4.89%	2.60%

Ratios to average net assets(a)
Total expenses	1.87%	1.96%	1.92%	1.90%	1.90%

Net investment income (loss)	7.01%	8.29%	6.22%	5.79%	5.46%

Supplemental data
Net assets, end of period (in millions)	$29	$34	$26	$43	$57

Portfolio turnover rate	86%	81%	75%	122%	130%

See accompanying Notes to Financial Highlights.

109

Financial Highlights – Columbia Income Opportunities Fund

Class C Per share data	Year ended July 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$9.00	$9.34	$9.98	$10.09	$10.53

Income from investment operations:
Net investment income (loss)	.65	.68	.61	.60	.56
Net gains (losses) (both realized and unrealized)	.74	(.38)	(.53)	(.10)	(.30)

Total from investment operations	1.39	.30	.08	.50	.26

Less distributions:
Dividends from net investment income	(.67)	(.64)	(.58)	(.61)	(.55)
Distributions from realized gains	—	—	(.14)	—	(.15)

Total distributions	(.67)	(.64)	(.72)	(.61)	(.70)

Net asset value, end of period	$9.72	$9.00	$9.34	$9.98	$10.09

Total return	15.89%	4.43%	.64%	4.89%	2.60%

Ratios to average net assets(a)
Total expenses	1.86%	1.91%	1.92%	1.90%	1.90%

Net investment income (loss)	6.98%	8.36%	6.26%	5.80%	5.48%

Supplemental data
Net assets, end of period (in millions)	$60	$35	$4	$5	$6

Portfolio turnover rate	86%	81%	75%	122%	130%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

110

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Year Ended March 31, 2008	Year Ended March 31, 2007		Year Ended March 31, 2006
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96
Income from Investment Operations:
Net investment income(a)	0.43		0.43		0.43	0.42		0.39
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.26		(0.97)		(0.13)	0.11		(0.20)
Total from investment operations	1.69		(0.54)		0.30	0.53		0.19
Less Distributions to Shareholders:
From net investment income	(0.46)		(0.43)		(0.43)	(0.43)		(0.41)
From net realized gains	—		(0.02)		—	—		—
Total distributions to shareholders	(0.46)		(0.45)		(0.43)	(0.43)		(0.41)
Increase from regulatory settlements	—	(b)	—		—	—		—
Net Asset Value, End of Period	$8.95		$7.72		$8.71	$8.84		$8.74
Total return(c) (d)	22.31%		(6.34)%		3.48%	6.21	%(e)	2.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)	0.90%		0.89%		0.88%	0.87%		0.89%
Interest expense	—	%(g)	—	%(g)	—	—		—
Net expenses(f)	0.90%		0.89%		0.88%	0.87%		0.89%
Waiver/Reimbursement	0.10%		0.10%		0.10%	0.10%		0.10%
Net investment income(f)	5.01%		5.33%		4.88%	4.83%		4.36%
Portfolio turnover rate	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$163,333		$153,435		$207,215	$206,147		$199,376

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.

111

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Year Ended March 31, 2008	Year Ended March 31, 2007		Year Ended March 31, 2006
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96
Income from Investment Operations:
Net investment income(a)	0.37		0.37		0.36	0.36		0.32
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.26		(0.97)		(0.12)	0.10		(0.20)

Total from investment operations	1.63		(0.60)		0.24	0.46		0.12
Less Distributions to Shareholders:
From net investment income	(0.40)		(0.37)		(0.37)	(0.36)		(0.34)
From net realized gains	—		(0.02)		—	—		—

Total distributions to shareholders	(0.40)		(0.39)		(0.37)	(0.36)		(0.34)
Increase from regulatory settlements	—	(b)	—		—	—		—
Net Asset Value, End of Period	$8.95		$7.72		$8.71	$8.84		$8.74
Total return(c)	21.41%		(7.04)%		2.72%	5.42	%(d)	1.36%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)	1.65%		1.64%		1.63%	1.62%		1.64%
Interest expense	—	%(f)	—	%(f)	—	—		—
Net expenses(e)	1.65%		1.64%		1.63%	1.62%		1.64%
Net investment income(e)	4.29%		4.59%		4.14%	4.08%		3.61%
Portfolio turnover rate	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$31,476		$37,247		$56,087	$63,617		$74,332

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to less than 0.01%.

112

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Year Ended March 31, 2008	Year Ended March 31, 2007		Year Ended March 31, 2006
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96
Income from Investment Operations:
Net investment income(a)	0.38		0.39		0.37	0.37		0.34
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.26		(0.98)		(0.12)	0.11		(0.20)

Total from investment operations	1.64		(0.59)		0.25	0.48		0.14
Less Distributions to Shareholders:
From net investment income	(0.41)		(0.38)		(0.38)	(0.38)		(0.36)
From net realized gains	—		(0.02)		—	—		—

Total distributions to shareholders	(0.41)		(0.40)		(0.38)	(0.38)		(0.36)
Increase from regulatory settlements	—	(b)	—		—	—		—
Net Asset Value, End of Period	$8.95		$7.72		$8.71	$8.84		$8.74
Total return(c) (d)	21.59%		(6.91)%		2.87%	5.58	%(e)	1.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(f)	1.50%		1.49%		1.48%	1.47%		1.49%
Interest expense	—	%(g)	—	%(g)	—	—		—
Net expenses(f)	1.50%		1.49%		1.48%	1.47%		1.49%
Waiver/Reimbursement	0.15%		0.15%		0.15%	0.15%		0.15%
Net investment income(f)	4.43%		4.74%		4.28%	4.23%		3.76%
Portfolio turnover rate	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$30,731		$31,372		$37,164	$35,458		$39,641

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to less than 0.01%.

113

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Year Ended March 31, 2008	Year Ended March 31, 2007		Year Ended March 31, 2006
Net Asset Value, Beginning of Period	$7.72		$8.71		$8.84	$8.74		$8.96
Income from Investment Operations:
Net investment income(a)	0.45		0.45		0.45	0.45		0.41
Net realized and unrealized gain (loss) on investments, foreign currency, futures contracts and credit default swap contracts	1.26		(0.97)		(0.13)	0.10		(0.20)

Total from investment operations	1.71		(0.52)		0.32	0.55		0.21
Less Distributions to Shareholders:
From net investment income	(0.48)		(0.45)		(0.45)	(0.45)		(0.43)
From net realized gains	—		(0.02)		—	—		—

Total distributions to shareholders	(0.48)		(0.47)		(0.45)	(0.45)		(0.43)
Increase from regulatory settlements	—	(b)	—		—	—		—
Net Asset Value, End of Period	$8.95		$7.72		$8.71	$8.84		$8.74
Total return(c)	22.62%		(6.11)%		3.74%	6.48	%(d)	2.37%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense(e)	0.65%		0.64%		0.63%	0.62%		0.64%
Interest expense	—	%(f)	—	%(f)	—	—		—
Net expenses(e)	0.65%		0.64%		0.63%	0.62%		0.64%
Net investment income(e)	5.26%		5.58%		5.13%	5.08%		4.63%
Portfolio turnover rate	160%		137%		266%	150%		126%
Net assets, end of period (000s)	$1,973,020		$1,710,920		$2,259,863	$1,894,798		$1,379,320

(a)	Per share data was calculated using the average shares outstanding during the period.
(b)	Rounds to less than $0.01 per share.
(c)	Total return at net asset value assuming all distributions reinvested.
(d)	Total return includes a voluntary reimbursement by the investment advisor for a realized investment loss due to a trading error. This reimbursement increased total return and net asset value per share by less than 0.01% and less than $0.01, respectively.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to less than 0.01%.

114

Financial Highlights - Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$8.79		$9.09		$9.09
Income from Investment Operations:
Net investment income (b)	0.31		0.35		—	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.59		(0.26)		—	(c)

Total from investment operations	0.90		0.09		—	(c)
Less Distributions to Shareholders:
From net investment income	(0.33)		(0.38)		—	(c)
From net realized gains	(0.08)		(0.01)		—

Total distributions to shareholders	(0.41)		(0.39)		—	(c)
Increase from regulatory settlements	—	(c)	—		—
Net Asset Value, End of Period	$9.28		$8.79		$9.09
Total return (d)(e)	10.39	%(f)	1.04%		0.01	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	0.82%		0.91%		0.91	%(i)
Interest expense	—		—	%(j)	—
Net expenses (h)	0.82%		0.91%		0.91	%(i)
Waiver/Reimbursement	0.30%		0.22%		0.14	%(i)
Net investment income (h)	3.43%		3.99%		4.16	%(i)
Portfolio turnover rate	256%		209%		49	%(g)
Net assets, end of period (000s)	$15,362		$5,299		$10

(a)	Class A shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

115

Financial Highlights - Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Period Ended March 31, 2008 (a)
Net Asset Value, Beginning of Period	$8.80		$9.09		$9.09
Income from Investment Operations:
Net investment income (b)	0.25		0.29		—	(c)
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.58		(0.26)		—	(c)

Total from investment operations	0.83		0.03		—	(c)
Less Distributions to Shareholders:
From net investment income	(0.26)		(0.31)		—	(c)
From net realized gains	(0.08)		(0.01)		—

Total distributions to shareholders	(0.34)		(0.32)		—	(c)
Increase from regulatory settlements	—	(c)	—		—
Net Asset Value, End of Period	$9.29		$8.80		$9.09
Total return (d)(e)	9.56	%(f)	0.44%		0.01	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (h)	1.57%		1.66%		1.66	%(i)
Interest expense	—		—	%(j)	—
Net expenses (h)	1.57%		1.66%		1.66	%(i)
Waiver/Reimbursement	0.30%		0.22%		0.14	%(i)
Net investment income (h)	2.71%		3.32%		3.41	%(i)
Portfolio turnover rate	256%		209%		49	%(g)
Net assets, end of period (000s)	$2,226		$1,317		$10

(a)	Class C shares commenced operations on March 31, 2008. Per share data and total return reflect activity from that date.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(g)	Not annualized.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Annualized.
(j)	Rounds to less than 0.01%.

116

Financial Highlights - Columbia Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares

	Year Ended March 31, 2010		Year Ended March 31, 2009		Year Ended March 31, 2008 (a)(b)	Year Ended March 31, 2007	Year Ended March 31, 2006 (c)
Net Asset Value, Beginning of Period	$8.80		$9.09		$8.98	$8.84	$9.15
Income from Investment Operations:
Net investment income (d)	0.34		0.41		0.40	0.39	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and credit default swap contracts	0.58		(0.28)		0.10	0.14	(0.18)

Total from investment operations	0.92		0.13		0.50	0.53	0.19
Less Distributions to Shareholders:
From net investment income	(0.35)		(0.41)		(0.39)	(0.39)	(0.38)
From net realized gains	(0.08)		(0.01)		—	—	(0.12)

Total distributions to shareholders	(0.43)		(0.42)		(0.39)	(0.39)	(0.50)
Increase from regulatory settlements	—	(e)	—		—	—	—
Net Asset Value, End of Period	$9.29		$8.80		$9.09	$8.98	$8.84
Total return (f)(g)	10.66	%(h)	1.49%		5.75%	6.08%	2.00%
Ratios to Average Net Assets/Supplemental Data:
Net expenses before interest expense (i)	0.57%		0.66%		0.90%	0.90%	0.90%
Interest expense	—		—	%(j)	—	—	—
Net expenses (i)	0.57%		0.66%		0.90%	0.90%	0.90%
Waiver/Reimbursement	0.30%		0.22%		0.22%	0.30%	0.40%
Net investment income (i)	3.72%		4.62%		4.45%	4.36%	4.05%
Portfolio turnover rate	256%		209%		49%	49%	95%
Net assets, end of period (000s)	$581,596		$492,874		$546,781	$313,967	$281,767

(a)	On March 31, 2008, Shares class of Core Bond Fund, a series of Excelsior Funds, Inc., was reorganized into the Fund’s Class Z shares. The financial information of Class Z shares includes the financial information of Core Bond Fund’s Shares class.
(b)	On March 31, 2008, Core Bond Fund’s Institutional Shares class were exchanged for Class Z shares of the Fund.
(c)	Per share data for the year ended March 31, 2006 was audited by other auditors.
(d)	Per share data was calculated using the average shares outstanding during the period.
(e)	Rounds to less than $0.01 per share.
(f)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(g)	Total return at net asset value assuming all distributions reinvested.
(h)	Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.
(j)	Rounds to less than 0.01%.

117

Financial Highlights - Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$9.47	$9.89	$9.84	$9.75	$9.82
Income from Investment Operations:
Net investment income(b)	0.32	0.42	0.44	0.40	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.49	(0.42)	0.05	0.09	(0.07)

Total from investment operations	0.81	—	0.49	0.49	0.24
Less Distributions to Shareholders:
From net investment income	(0.33)	(0.42)	(0.44)	(0.40)	(0.31)
Increase from regulatory settlements	— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$9.95	$9.47	$9.89	$9.84	$9.75
Total return(d) (e)	8.68%	0.03%	5.13%	5.12%	2.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	0.73%	0.73%	0.73%	0.73%	0.72%
Waiver/Reimbursement	0.03%	0.04%	0.02%	0.02%	0.08	%(g)
Net investment income(f)	3.27%	4.43%	4.43%	4.05%	3.27%
Portfolio turnover rate	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$245,872	$121,914	$76,196	$85,635	$83,675

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

118

Financial Highlights - Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$9.47	$9.89	$9.84	$9.74	$9.81
Income from Investment Operations:
Net investment income(b)	0.26	0.35	0.36	0.32	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.47	(0.42)	0.06	0.11	(0.08)

Total from investment operations	0.73	(0.07)	0.42	0.43	0.17
Less Distributions to Shareholders:
From net investment income	(0.26)	(0.35)	(0.37)	(0.33)	(0.24)
Increase from regulatory settlements	— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$9.94	$9.47	$9.89	$9.84	$9.74
Total return(d) (e)	7.77%	(0.72)%	4.35%	4.45%	1.71%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	1.48%	1.48%	1.48%	1.48%	1.47%
Waiver/Reimbursement	0.03%	0.04%	0.02%	0.02%	0.08	%(g)
Net investment income(f)	2.62%	3.69%	3.69%	3.30%	2.69%
Portfolio turnover rate	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$9,326	$10,502	$14,035	$20,303	$28,061

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

119

Financial Highlights - Columbia Short Term Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares

	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007	Year Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$9.46	$9.88	$9.83	$9.74	$9.81
Income from Investment Operations:
Net investment income(b)	0.29	0.39	0.41	0.37	0.26
Net realized and unrealized gain (loss) on investments and futures contracts	0.49	(0.42)	0.05	0.09	(0.07)

Total from investment operations	0.78	(0.03)	0.46	0.46	0.19
Less Distributions to Shareholders:
From net investment income	(0.30)	(0.39)	(0.41)	(0.37)	(0.26)
Increase from regulatory settlements	— (c)	— (c)	—	—	—
Net Asset Value, End of Period	$9.94	$9.46	$9.88	$9.83	$9.74
Total return(d) (e)	8.35%	(0.29)%	4.80%	4.80%	1.94%
Ratios to Average Net Assets/Supplemental Data:
Net expenses(f)	1.04%	1.04%	1.04%	1.04%	1.20%
Waiver/Reimbursement	0.47%	0.48%	0.46%	0.46%	0.35	%(g)
Net investment income(f)	2.90%	4.12%	4.12%	3.75%	2.69%
Portfolio turnover rate	91%	58%	58%	72%	80%
Net assets, end of period (000s)	$113,038	$35,926	$18,644	$17,598	$22,091

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Rounds to less than $0.01 per share.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02% for the fiscal year ended March 31, 2006.

120

Financial Highlights – Columbia U.S. Government Mortgage Fund

Class A Per share data	Year ended May 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.77	$4.99	$5.00	$4.92	$5.12

Income from investment operations:
Net investment income (loss)	.25	.21	.23	.22	.21
Net gains (losses) (both realized and unrealized)	.37	(.18)	(.02)	.09	(.20)

Total from investment operations	.62	.03	.21	.31	.01

Less distributions:
Dividends from net investment income	(.23)	(.21)	(.22)	(.23)	(.20)
Distributions from realized gains	—	(.04)	—	—	(.01)

Total distributions	(.23)	(.25)	(.22)	(.23)	(.21)

Net asset value, end of period	$5.16	$4.77	$4.99	$5.00	$4.92

Total return	13.32%	.79%	4.31%	6.30%	.12%

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.09%	1.08%	1.09%	1.17%	1.19%

Net expenses after expense waiver/reimbursement(b)	.89%	.89%	.89%	.89%	.89%

Net investment income (loss)	4.98%	4.51%	4.56%	4.45%	4.08%

Supplemental data
Net assets, end of period (in millions)	$80	$79	$95	$111	$126

Portfolio turnover rate(c)	519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

121

Financial Highlights – Columbia U.S. Government Mortgage Fund

Class B Per share data	Year ended May 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.77	$4.99	$5.00	$4.93	$5.12

Income from investment operations:
Net investment income (loss)	.21	.18	.19	.19	.17
Net gains (losses) (both realized and unrealized)	.37	(.18)	(.01)	.07	(.19)

Total from investment operations	.58	—	.18	.26	(.02)

Less distributions:
Dividends from net investment income	(.19)	(.18)	(.19)	(.19)	(.16)
Distributions from realized gains	—	(.04)	—	—	(.01)

Total distributions	(.19)	(.22)	(.19)	(.19)	(.17)

Net asset value, end of period	$5.16	$4.77	$4.99	$5.00	$4.93

Total return	12.46%	.03%	3.53%	5.30%	(.42%)

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.85%	1.84%	1.86%	1.94%	1.95%

Net expenses after expense waiver/reimbursement(b)	1.65%	1.65%	1.65%	1.64%	1.64%

Net investment income (loss)	4.18%	3.75%	3.79%	3.70%	3.31%

Supplemental data
Net assets, end of period (in millions)	$18	$24	$34	$44	$64

Portfolio turnover rate(c)	519%	431%	354%	306%	178%

See accompanying Notes to Financial Highlights.

122

Financial Highlights – Columbia U.S. Government Mortgage Fund

Class C Per share data	Year ended May 31,
	2010	2009	2008	2007	2006
Net asset value, beginning of period	$4.77	$4.99	$5.00	$4.93	$5.12

Income from investment operations:
Net investment income (loss)	.21	.18	.19	.19	.17
Net gains (losses) (both realized and unrealized)	.37	(.18)	(.01)	.07	(.19)

Total from investment operations	.58	—	.18	.26	(.02)

Less distributions:
Dividends from net investment income	(.19)	(.18)	(.19)	(.19)	(.16)
Distributions from realized gains	—	(.04)	—	—	(.01)

Total distributions	(.19)	(.22)	(.19)	(.19)	(.17)

Net asset value, end of period	$5.16	$4.77	$4.99	$5.00	$4.93

Total return	12.47%	.03%	3.53%	5.30%	(.43%)

Ratios to average net assets(a)
Gross expenses prior to expense waiver/reimbursement	1.85%	1.83%	1.85%	1.94%	1.95%

Net expenses after expense waiver/reimbursement(b)	1.65%	1.65%	1.65%	1.64%	1.64%

Net investment income (loss)	4.27%	3.76%	3.80%	3.70%	3.31%

Supplemental data
Net assets, end of period (in millions)	$5	$4	$4	$5	$7

Portfolio turnover rate(c)	519%	431%	354%	306%	178%

Notes to Financial Highlights

(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b)	The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(c)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 246% and 162% for the years ended May 31, 2010 and 2009, respectively.

123

Exhibit A

Costs of the Reorganizations

Each Selling Fund and the corresponding Buying Fund may bear a portion of the out-of-pocket expenses associated with its Reorganization. Out-of-pocket expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization.

All fees paid to governmental authorities for the registration or qualification of the Buying Fund shares to be issued in the Reorganization and all transfer agency costs related to such shares will be allocated to the Buying Fund. All fees and expenses related to printing and mailing communications to Selling Fund shareholders will be allocated to the Selling Fund. All of the other out-of-pocket expenses of a Reorganization including, without limitation, accounting, legal and custodial expenses, will be allocated equally among the applicable Funds. Following this initial allocation among the Funds, Columbia Management limits the expenses actually borne by a Fund to the anticipated reduction in expenses to be incurred by that Fund over the first year following the Reorganization. Any reduction in the Reorganization expenses borne by a Fund as a result of this limitation is absorbed by Columbia Management, not by any other Fund. [Class A shares, Class B shares, Class C shares and Class Z shares of Columbia Conservative High Yield Fund, Class C shares of Columbia Federal Securities Fund and Class A shares, Class B shares and Class Z shares of Columbia Intermediate Bond Fund are not expected to benefit from expense savings as a result of the Reorganizations, but they nevertheless will bear a proportionate share of any Reorganization expenses allocated to the Fund.] The estimated costs of each Reorganization expected to be borne by each Selling Fund and each Buying Fund, in the aggregate and on a per-share basis based on shares outstanding as of September 30, 2010, are set forth below:

	Costs Estimated to be Borne
Fund	Total			Per Share
Columbia High Income Fund (Selling Fund)		$64,861		$0.00
Columbia Conservative High Yield Fund (Selling Fund)		$105,676		$0.00
Columbia Total Return Bond Fund (Selling Fund)		$47,155		$0.000
Columbia Core Bond Fund (Selling Fund)		$0		$0.000
Columbia Short-Intermediate Bond Fund (Selling Fund)		$0		$0.000
RiverSource Short Duration U.S. Government Fund (Selling Fund)		$264,559		$0.002
Columbia Federal Securities Fund (Selling Fund)		$139,291		$0.00
Columbia Income Opportunities Fund (Buying Fund)		$19,719		$0.00
Columbia Intermediate Bond Fund (Buying Fund)		$13,920		$0.000
Columbia Bond Fund (Buying Fund)		$0		$0.000
Columbia Short Term Bond Fund (Buying Fund)		$0		$0.000
Columbia U.S. Government Mortgage Fund (Buying Fund)	$	[12,506	]	$0.000

Should any Reorganization fail to occur, Columbia Management will bear all costs associated with that Reorganization.

Based on the operating expense ratios shown in the Fees and Expenses section above for each Buying Fund, it is projected that, after the Reorganizations, assuming all of the Reorganizations are consummated, each class of each Selling Fund will benefit from expense savings that will offset the allocated Reorganization expenses. However, the benefit of those projected expense savings will not be realized immediately. It is projected that the aggregate expense savings for the Selling Funds will not exceed the allocated Reorganization expenses of each Selling Fund until approximately the number months after its Reorganization set forth below.

Fund	Number of Months
Columbia High Income Fund	1
Columbia Conservative High Yield Fund	5
Columbia Total Return Bond Fund	1
Columbia Core Bond Fund	N/A
Columbia Short-Intermediate Bond Fund	N/A
RiverSource Short Duration U.S. Government Fund	4
Columbia Federal Securities Fund	4

If a shareholder redeems his or her shares prior to the indicated time, the shareholder will receive no net benefit from the projected expense savings.

A-1

Exhibit B

Minnesota Business Corporation Act Sections 302A.471 and 302A.473

If you are a shareholder of RiverSource Short Duration U.S. Government Fund, Minnesota law requires that we provide you with a copy of the state law on dissenters’ rights. Notwithstanding the provisions of the law set out below, the SEC has taken the position that use of state appraisal procedures by a registered mutual fund would be a violation of Rule 22c-1, the forward pricing rule, under the 1940 Act. As a result, if any shareholder elects to exercise dissenters’ rights under Minnesota law, the applicable Selling Fund intends to submit this question to a court of competent jurisdiction. In that event, a dissenting shareholder would not receive any payment until the end of the court proceeding.

302A.471. Rights of dissenting shareholders

Subdivision 1. Actions creating rights. A shareholder of a corporation may dissent from, and obtain payment for the fair value of the shareholder’s shares in the event of, any of the following corporate actions:

(a)	unless otherwise provided in the articles, an amendment of the articles that materially and adversely affects the rights or preferences of the shares of the dissenting shareholder in that it:

(1)	alters or abolishes a preferential right of the shares;

(2)	creates, alters, or abolishes a right in respect of the redemption of the shares, including a provision respecting a sinking fund for the redemption or repurchase of the shares;

(3)	alters or abolishes a preemptive right of the holder of the shares to acquire shares, securities other than shares, or rights to purchase shares or securities other than shares;

(4)	excludes or limits the right of a shareholder to vote on a matter, or to cumulate votes, except as the right may be excluded or limited through the authorization or issuance of securities of an existing or new class or series with similar or different voting rights; except that an amendment to the articles of an issuing public corporation that provides that section 302A.671 does not apply to a control share acquisition does not give rise to the right to obtain payment under this section;

(5)	eliminates the right to obtain payment under this subdivision;

(b)	a sale, lease, transfer, or other disposition of property and assets of the corporation that requires shareholder approval under section 302A.661, subdivision 2, but not including a disposition in dissolution described in section 302A.725, subdivision 2, or a disposition pursuant to an order of a court, or a disposition for cash on terms requiring that all or substantially all of the net proceeds of disposition be distributed to the shareholders in accordance with their respective interests within one year after the date of disposition;

(c)	a plan of merger, whether under this chapter or under chapter 322B, to which the corporation is a constituent organization, except as provided in subdivision 3, and except for a plan of merger adopted under section 302A.626;

(d)	a plan of exchange, whether under this chapter or under chapter 322B, to which the corporation is a party as the corporation whose shares will be acquired by the acquiring organization, except as provided in subdivision 3;

(e)	a plan of conversion adopted by the corporation; or

(f)	any other corporate action taken pursuant to a shareholder vote with respect to which the articles, the bylaws, or a resolution approved by the board directs that dissenting shareholders may obtain payment for their shares.

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Subdivision 2. Beneficial owners.

(a)	A shareholder shall not assert dissenters’ rights as to less than all of the shares registered in the name of the shareholder, unless the shareholder dissents with respect to all the shares that are beneficially owned by another person but registered in the name of the shareholder and discloses the name and address of each beneficial owner on whose behalf the shareholder dissents. In that event, the rights of the dissenter shall be determined as if the shares as to which the shareholder has dissented and the other shares were registered in the names of different shareholders.

(b)	A beneficial owner of shares who is not the shareholder may assert dissenters’ rights with respect to shares held on behalf of the beneficial owner, and shall be treated as a dissenting shareholder under the terms of this section and section 302A.473, if the beneficial owner submits to the corporation at the time of or before the assertion of the rights a written consent of the shareholder.

Subdivision 3. Rights not to apply.

(a)	Unless the articles, the bylaws, or a resolution approved by the board otherwise provide, the right to obtain payment under this section does not apply to a shareholder of (1) the surviving corporation in a merger with respect to shares of the shareholder that are not entitled to be voted on the merger and are not canceled or exchanged in the merger or (2) the corporation whose shares will be acquired by the acquiring organization in a plan of exchange with respect to shares of the shareholder that are not entitled to be voted on the plan of exchange and are not exchanged in the plan of exchange.

(b)	If a date is fixed according to section 302A.445, subdivision 1, for the determination of shareholders entitled to receive notice of and to vote on an action described in subdivision 1, only shareholders as of the date fixed, and beneficial owners as of the date fixed who hold through shareholders, as provided in subdivision 2, may exercise dissenters’ rights.

(c)	Notwithstanding subdivision 1, the right to obtain payment under this section, other than in connection with a plan of merger adopted under section 302A.621, is limited in accordance with the following provisions:

(1)	The right to obtain payment under this section is not available for the holders of shares of any class or series of shares that is listed on the New York Stock Exchange, the American Stock Exchange, the NASDAQ Global Market, or the NASDAQ Global Select Market.

(2)	The applicability of clause (1) is determined as of:

(i)	the record date fixed to determine the shareholders entitled to receive notice of, and to vote at, the meeting of shareholders to act upon the corporate action described in subdivision 1; or

(ii)	the day before the effective date of corporate action described in subdivision 1 if there is no meeting of shareholders.

(3)	Clause (1) is not applicable, and the right to obtain payment under this section is available pursuant to subdivision 1, for the holders of any class or series of shares who are required by the terms of the corporate action described in subdivision 1 to accept for such shares anything other than shares, or cash in lieu of fractional shares, of any class or any series of shares of a domestic or foreign corporation, or any other ownership interest of any other organization, that satisfies the standards set forth in clause (1) at the time the corporate action becomes effective.

Subdivision 4. Other rights. The shareholders of a corporation who have a right under this section to obtain payment for their shares, or who would have the right to obtain payment for their shares absent the exception set forth in paragraph (c) of subdivision 3, do not have a right at law or in equity to have a corporate action described in subdivision 1 set aside or rescinded, except when the corporate action is fraudulent with regard to the complaining shareholder or the corporation.

302A.473. Procedures for asserting dissenters’ rights

Subdivision 1. Definitions.

(a)	For purposes of this section, the terms defined in this subdivision have the meanings given them.

B-2

(b)	“Corporation” means the issuer of the shares held by a dissenter before the corporate action referred to in section 302A.471, subdivision 1 or the successor by merger of that issuer.

(c)	“Fair value of the shares” means the value of the shares of a corporation immediately before the effective date of the corporate action referred to in section 302A.471, subdivision 1.

(d)	“Interest” means interest commencing five days after the effective date of the corporate action referred to in section 302A.471, subdivision 1, up to and including the date of payment, calculated at the rate provided in section 549.09 for interest on verdicts and judgments.

Subdivision 2. Notice of action. If a corporation calls a shareholder meeting at which any action described in section 302A.471, subdivision 1 is to be voted upon, the notice of the meeting shall inform each shareholder of the right to dissent and shall include a copy of section 302A.471 and this section and a brief description of the procedure to be followed under these sections.

Subdivision 3. Notice of dissent. If the proposed action must be approved by the shareholders and the corporation holds a shareholder meeting, a shareholder who is entitled to dissent under section 302A.471 and who wishes to exercise dissenters’ rights must file with the corporation before the vote on the proposed action a written notice of intent to demand the fair value of the shares owned by the shareholder and must not vote the shares in favor of the proposed action.

Subdivision 4. Notice of procedure; deposit of shares.

(a)	After the proposed action has been approved by the board and, if necessary, the shareholders, the corporation shall send to (i) all shareholders who have complied with subdivision 3, (ii) all shareholders who did not sign or consent to a written action that gave effect to the action creating the right to obtain payment under section 302A.471, and (iii) all shareholders entitled to dissent if no shareholder vote was required, a notice that contains:

(1)	the address to which a demand for payment and certificates of certificated shares must be sent in order to obtain payment and the date by which they must be received;

(2)	any restrictions on transfer of uncertificated shares that will apply after the demand for payment is received;

(3)	a form to be used to certify the date on which the shareholder, or the beneficial owner on whose behalf the shareholder dissents, acquired the shares or an interest in them and to demand payment; and

(4)	a copy of section 302A.471 and this section and a brief description of the procedures to be followed under these sections.

(b)	In order to receive the fair value of the shares, a dissenting shareholder must demand payment and deposit certificated shares or comply with any restrictions on transfer of uncertificated shares within 30 days after the notice required by paragraph (a) was given, but the dissenter retains all other rights of a shareholder until the proposed action takes effect.

Subdivision 5. Payment; return of shares.

(a)	After the corporate action takes effect, or after the corporation receives a valid demand for payment, whichever is later, the corporation shall remit to each dissenting shareholder who has complied with subdivisions 3 and 4 the amount the corporation estimates to be the fair value of the shares, plus interest, accompanied by:

(1)	the corporation’s closing balance sheet and statement of income for a fiscal year ending not more than 16 months before the effective date of the corporate action, together with the latest available interim financial statements;

(2)	an estimate by the corporation of the fair value of the shares and a brief description of the method used to reach the estimate; and

(3)	a copy of section 302A.471 and this section, and a brief description of the procedure to be followed in demanding supplemental payment.

(b)

The corporation may withhold the remittance described in paragraph (a) from a person who was not a shareholder on the date the action dissented from was first announced to the public or who is dissenting on behalf of a person who was not a beneficial owner

B-3

on that date. If the dissenter has complied with subdivisions 3 and 4, the corporation shall forward to the dissenter the materials described in paragraph (a), a statement of the reason for withholding the remittance, and an offer to pay to the dissenter the amount listed in the materials if the dissenter agrees to accept that amount in full satisfaction. The dissenter may decline the offer and demand payment under subdivision 6. Failure to do so entitles the dissenter only to the amount offered. If the dissenter makes demand, subdivision 7 and 8 apply.

(c)	If the corporation fails to remit payment within 60 days of the deposit of certificates or the imposition of transfer restrictions on uncertificated shares, it shall return all deposited certificates and cancel all transfer restrictions. However, the corporation may again give notice under subdivision 4 and require deposit or restrict transfer at a later time.

Subdivision 6. Supplemental payment; demand. If a dissenter believes that the amount remitted under subdivision 5 is less than the fair value of the shares plus interest, the dissenter may give written notice to the corporation of the dissenter’s own estimate of the fair value of the shares, plus interest, within 30 days after the corporation mails the remittance under subdivision 5, and demand payment of the difference. Otherwise, a dissenter is entitled only to the amount remitted by the corporation.

Subdivision 7. Petition; determination. If the corporation receives a demand under subdivision 6, it shall, within 60 days after receiving the demand, either pay to the dissenter the amount demanded or agreed to by the dissenter after discussion with the corporation or file in a court a petition requesting that the court determine the fair value of the shares, plus interest. The petition shall be filed in the county in which the registered office of the corporation is located, except that a surviving foreign corporation that receives a demand relating to the shares of a constituent domestic corporation shall file the petition in the county in this state in which the last registered office of the constituent corporation was located. The petition shall name as parties all dissenters who have demanded payment under subdivision 6 and who have not reached agreement with the corporation. The corporation shall, after filing the petition, serve all parties with a summons and copy of the petition under the rules of civil procedure. Nonresidents of this state may be served by registered or certified mail or by publication as provided by law. Except as otherwise provided, the rules of civil procedures apply to this proceeding. The jurisdiction of the court is plenary and exclusive. The court may appoint appraisers, with powers and authorities the court deems proper, to receive evidence on and recommend the amount of the fair value of the shares. The court shall determine whether the shareholder or shareholders in question have fully complied with the requirements of this section, and shall determine the fair value of the shares, taking into account any and all factors the court finds relevant, computed by any method or combination of methods that the court, in its discretion, sees fit to use, whether or not used by the corporation or by a dissenter. The fair value of the shares as determined by the court is binding on all shareholders, wherever located. A dissenter is entitled to judgment in cash for the amount by which the fair value of the shares as determined by the court, plus interest, exceeds the amount, if any, remitted under subdivision 5, but shall not be liable to the corporation for the amount, if any, by which the amount, if any, remitted to the dissenter under subdivision 5 exceeds the fair value of the shares as determined by the court, plus interest.

Subdivision 8. Costs; fees; expenses.

(a)	The court shall determine the costs and expenses of a proceeding under subdivision 7, including the reasonable expenses and compensation of any appraisers appointed by the court, and shall assess those costs and expenses against the corporation, except that the court may assess part or all of those costs and expenses against a dissenter whose action in demanding payment under subdivision 6 is found to be arbitrary, vexatious, or not in good faith.

(b)	If the court finds that the corporation has failed to comply substantially with this section, the court may assess all fees and expenses of any experts or attorneys as the court deems equitable. These fees and expenses may also be assessed against a person who has acted arbitrarily, vexatiously, or not in good faith in bringing the proceeding, and may be awarded to a party injured by those actions.

(c)	The court may award, in its discretion, fees and expenses to an attorney for the dissenters out of the amount awarded to the dissenters, if any.

B-4

Exhibit C

Additional Information Applicable to the Buying Funds

Below is information regarding the Buying Funds. All references to a Fund or the Funds in this Exhibit C refer to a Buying Fund or the Buying Funds, respectively, unless otherwise noted.

Fund Management and Compensation (for all Buying Funds)

Columbia Management, 100 Federal Street, Boston, MA 02110, is the investment manager to the Combined Fund Complex (including the Columbia-, RiverSource-, Seligman- and Threadneedle- branded funds), and is a wholly owned subsidiary of Ameriprise Financial. In addition to managing investments for the Combined Fund Complex, Columbia Management manages investments for itself and its affiliates. For institutional clients, Columbia Management and its affiliates provide investment management and related services, such as separate account asset management and institutional trust and custody, as well as other investment products. For all of its clients, Columbia Management seeks to allocate investment opportunities in an equitable manner over time. See the Merger SAI for more information.

Subject to oversight by each Fund’s Board, Columbia Management manages the day-to-day operations of each Fund, determines what securities and other investments each Fund should buy or sell and executes the portfolio transactions. Although Columbia Management is responsible for the investment management of each Fund, Columbia Management may delegate certain of its duties to one or more investment subadvisers. Columbia Management may use the research and other capabilities of its affiliates and third parties in managing investments.

The Combined Fund Complex has received an order from the SEC that permits Columbia Management, subject to the approval of each Fund’s Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Management and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to each Fund’s Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Management does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Management discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Management a fee for managing their respective assets. The fees paid by each Buying Fund for the most recent fiscal year were the following percentage of each Fund’s average daily net assets:

Buying Fund	Percentage of Fund’s Average Daily Net Assets
Columbia Income Opportunities Fund	0.61%
Columbia Intermediate Bond Fund	0.32%
Columbia Bond Fund	0.60%
Columbia Short Term Bond Fund	0.30%
Columbia U.S. Government Mortgage Fund	0.48%

Under its Investment Management Services Agreement (the “IMS Agreement”), each Buying Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for each Fund’s Board approving the IMS Agreement is available in the Columbia Income Opportunities Fund annual report for the period ended July 31, 2010, in the Columbia Intermediate Bond Fund annual report for the period ended March 31, 2010, in the Columbia Bond Fund annual report for the period ended March 31, 2010, in the Columbia Short Term Bond Fund annual report for the period ended March 31, 2010 and in the Columbia U.S. Government Mortgage Fund annual report for the period ended May 31, 2010.

Each Fund may from time to time take temporary defensive investment positions that are inconsistent with that Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investments in money market instruments or holdings of cash or cash equivalents. Investing defensively may prevent a Fund from achieving its investment objective.

Portfolio Managers

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is shown below. The Merger SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in each Fund.

Columbia Income Opportunities Fund

The portfolio manager responsible for the day-to-day management of the Fund is:

Brian Lavin, CFA, Portfolio Manager

•	Has managed the Fund since 2003.

•	Sector Manager on the high yield fixed income sector team.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

Columbia Intermediate Bond Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Carl W. Pappo, CFA, Lead manager.

•	Service with the Fund since 2006.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 1993.

•	Began investment career in 1991.

•	B.S., Babson College.

Alexander D. Powers, Co-Manager

•	Service with the Fund or the predecessor fund since 2010.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 1996.

•	Began investment career in 1979.

•	B.A., Boston College.

•	M.B.A., New York University’s Stern Graduate School of Business Administration.

Brian Lavin, CFA, Co-Manager

•	Service with the Fund since 2010.

•	Portfolio Manager of Columbia Management.

•	Joined the investment manager in 1994 as a high yield analyst.

•	Began investment career in 1986.

•	MBA, University of Wisconsin — Milwaukee.

Michael Zazzarino, Co-manager

•	Service with the Fund or the predecessor fund since 2010.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 2005.

•	Began investment career in 1988.

•	B.S., Lafayette College.

•	M.B.A., Columbia University.

Columbia Bond Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Alexander D. Powers, Co-Manager

•	Service with the Fund or the predecessor fund since 1997.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 1996.

•	Began investment career in 1979.

•	B.A., Boston College.

•	M.B.A., New York University’s Stern Graduate School of Business Administration.

Carl W. Pappo, CFA, Lead manager

•	Service with the Fund since 2010.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 1993.

•	Began investment career in 1991.

•	B.S., Babson College.

Michael Zazzarino, Co-manager.

•	Service with the Fund or the predecessor fund since 2005.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 2005.

•	Began investment career in 1988.

•	B.S., Lafayette College.

•	M.B.A., Columbia University.

Columbia Short Term Bond Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Leonard A. Aplet, CFA, Co-manager

•	Service with the Fund since 2004.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 1987.

•	Began investment career in 1978.

•	B.S., Oregon State University.

•	M.B.A., University of California at Berkeley.

Gregory S. Liechty, Co-manager

•	Service with the Fund since 2010.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 2005.

•	Formerly, senior portfolio manager, Evergreen Investment Management.

•	Began investment career in 1995.

•	B.A. and an M.B.A., University of North Florida.

Ronald B. Stahl, CFA, Co-manager

•	Service with the Fund since 2006.

•	Associated with the Fund’s previous investment adviser or its predecessors as an investment professional since 1998.

•	Began investment career in 1998.

•	B.S., Oregon State University.

•	M.B.A., Portland State University.

Columbia U.S. Government Mortgage Fund

The portfolio managers responsible for the day-to-day management of the Fund are:

Jason J. Callan, Portfolio Manager

•	Managed the Fund since 2009.

•	Sector Manager on the liquid and structured assets sector team.

•	Joined the investment manager in 2007.

•	Trader, Principal Investment Activities Group, GMAC ResCap, 2004 to 2007.

•	Began investment career in 2004.

•	MBA, University of Minnesota.

Tom Heuer, CFA, Portfolio Manager

•	Managed the Fund since May 2010.

•	Sector Manager on the liquid and structured assets sector team since 2002.

•	Joined the investment manager in 1993.

•	MBA, University of Minnesota.

Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that each Fund is not currently the subject of, and that neither Ameriprise Financial or any of its affiliates is the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on each Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with each Fund. Information regarding certain pending and settled legal proceedings may be found in each Fund’s shareholder reports and in the Merger SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

Service Section

Choosing a Share Class

The Funds

Effective September 7, 2010, the Columbia funds (including the portfolios), Columbia Acorn funds and RiverSource funds (including the Seligman and Threadneedle branded funds) share the same policies and procedures for investor services, as described below. For example, for purposes of calculating the initial sales charge on the purchase of Class A shares of a fund, an investor or selling and/or servicing agent should consider the combined market value of all Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds owned by the investor or his/her “immediate family.” For details on this particular policy, see Reductions/Waivers of Sales Charges – Front-End Sales Charge Reductions.

For purposes of this service section, funds and portfolios bearing the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to as the Legacy Columbia funds. The Funds that historically bore the RiverSource brand, including those renamed to bear the “Columbia” brand effective September 27, 2010 as well as certain other funds are collectively referred to as the Legacy RiverSource funds. Together the Legacy Columbia funds and the Legacy RiverSource funds are referred to as the Funds. References to the “Fund” are deemed to refer to one of the Funds or to one of the Buying Funds, as the context requires.

The Funds’ primary service providers are referred to as follows: Columbia Management or the investment manager refers to Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), the Transfer Agent refers to Columbia Management Investment Services Corp. (formerly, RiverSource Services Corporation) and the Distributor refers to Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.).

Additional information about the Funds can be obtained at the Funds’ website, columbiamanagement.com, by calling toll-free 800.345.6611, or by writing (regular mail) to The Funds, c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) The Funds, c/o Columbia Management Investment Services Corp., 30 Dan Road, Canton, MA 02021-2809.

Comparison of Share Classes

Share Class Features

Not all Funds offer every class of shares. Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of the Fund through a retirement plan or other product or program sponsored by your selling and/or servicing agent, not all share classes may be made available to you.

The following summarizes the primary features of Class A, Class B, Class C, Class E, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although Class B, Class E, Class F and Class T shares are generally closed to new and existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

FUNDamentalsTM

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries.

Each investor’s personal situation is different and you may wish to discuss with your selling and/or servicing agent which share class is best for you. Your authorized selling and/or servicing agent can help you to determine which share class(es) is available to you and to decide which share class best meets your needs.

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features
Class A*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	none	none

Class B*	Closed to new investors.(h)	up to $49,999	Converts to Class A shares generally eight years after purchase.(i)

Class C*	Available to the general public for investment; minimum initial investment is $2,000 for most investors.(e)	up to $999,999; no limit for eligible employee benefit plans.(j)	none

Class E	Closed to new investors and new accounts.(k)	none	none

Class F	Closed to new investors and new accounts.(k)	up to $250,000. (l)	Converts to Class E shares eight years after purchase.(i)

Class I*	Available only to the Funds (i.e., Fund-of-Fund investments).	none	none

Class R*	Available only to eligible retirement plans and health savings accounts; no minimum initial investment.	none	none

Class R3*	Effective after the close of business on December 31, 2010, Class R3 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

Class R4*	Effective after the close of business on December 31, 2010, Class R4 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts.(n)	none	none

	Eligible Investors and Minimum Initial Investments(a)	Investment Limits	Conversion Features
Class R5*	Effective after the close of business on December 31, 2010, Class R5 shares are closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, health savings accounts and, if approved by the Distributor, institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments.(n)	none	none

Class T	Available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).	none	none

Class W*	Available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.	none	none

Class Y*	Available to certain categories of investors which are subject to minimum initial investment requirements; currently offered only to former shareholders of the former Columbia Funds Institutional Trust.(q)	none	none

Class Z*	Available only to certain eligible investors, which are subject to different minimum initial investment requirements, ranging from $0 to $2,000.	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)
Class A*	5.75% maximum, declining to 0.00% on investments of $1 million or more. None for money market Funds and certain other Funds.(f)	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(g)

Class B*	none	5.00% maximum, gradually declining to 0.00% after six years.(i)

Class C*	none	1.00% on certain investments redeemed within one year of purchase.

Class E	4.50% maximum, declining to 0.00% on investments of $500,000 or more.	1.00% on certain investments of between $1 million and $50 million redeemed within one year of purchase.

Class F	none	5.00% maximum, gradually declining to 0.00% after six years.

Class I*	none	none

Class R*	none	none

Class R3*	none	none

	Front-End Sales Charges(b)	Contingent Deferred Sales Charges (CDSCs)(b)
Class R4*	none	none

Class R5*	none	none

Class T	5.75% maximum, declining to 0.00% on investments of $1 million or more.	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase.(p)

Class W*	none	none

Class Y*	none	none

Class Z*	none	none

	Maximum Distribution and Service (12b-1) Fees(c)	Non 12b-1 Service Fees(d)
Class A*	Legacy Columbia funds: distribution fee up to 0.25% and service fee up to 0.25%; Legacy RiverSource funds: 0.25% distribution and service fees, except Columbia Money Market Fund, which pays 0.10%.	none

Class B*	0.75% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class C*	0.75% distribution fee; 0.25% service fee.	none

Class E	0.10% distribution fee and 0.25% service fee, with certain exceptions.(c)	none

Class F	0.75% distribution fee; 0.25% service fee.	none

Class I*	none	none

Class R*	Legacy Columbia funds: 0.50% distribution fee; Legacy RiverSource funds: 0.50% fee, of which service fee can be up to 0.25%.	none

Class R3*	0.25% distribution fee	0.25%(m)

Class R4*	none	0.25%(m)

Class R5*	none	none

Class T	none	up to 0.50%.(o)

Class W*	0.25% distribution and service fees, with certain exceptions.(c)	none

Class Y*	none	none

Class Z*	none	none

*	For money market Funds, new investments must be made in Class A, Class I, Class T, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(a)

See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and minimum initial and subsequent investment and account balance requirements.

(b)

Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions, and for information about certain exceptions to these sales charge policies, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

(c)

These are the maximum applicable distribution and/or shareholder service fees. Because these fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. For Legacy Columbia funds with Class A shares subject to both a distribution and service fee, the aggregate fees are limited to not more than 0.25%. Columbia Money Market Fund (formerly RiverSource Cash Management Fund) pays up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and service fees on Class W shares. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, and 0.10% distribution and servicing fees on Class W shares. The Distributor has voluntarily agreed to waive all or a portion of distribution and/or service fees for certain classes of certain Funds. For information on these waivers, see Choosing a Share Class – Distribution and Service Fees. Compensation paid to selling and/or servicing agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific Fund share classes.

(d)	For more information, see Class R3 and Class R4 Shares – Plan Administration Fees and Class T Shares – Shareholder Service Fees.
(e)

The minimum initial investment requirement is $5,000 for RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund and Columbia Absolute Return Currency and Income Fund. For more details on the minimum initial investment requirement applicable to other Funds, see Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders.

(f)

The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, and RiverSource S&P 500 Index Fund.

(g)

There is no CDSC on Class A shares of the money market Funds or the Funds identified in footnote (f) above. Legacy Columbia fund Class A shareholders who purchased Class A shares without an initial sales charge because their accounts aggregated between $1 million and $50 million at the time of purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(h)

The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed. Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the applicable front-end sales charge. Your selling and/or servicing agent may have different polices, including automatically redirecting the purchase order to a money market fund. See Choosing a Share Class – Class A Shares – Front-end Sales Charge for additional information about Class A shares.

(i)

Timing of conversion and CDSC schedule will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the timing of conversion of Class B shares to Class A shares, see Choosing a Share Class – Class B Shares – Conversion of Class B Shares to Class A Shares. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares. For information on the timing of the conversion of Class F shares to Class E shares, see Choosing a Share Class – Class F Shares – Commissions and Conversion to Class E Shares.

(j)

There is no investment limit on Class C shares purchased by employee benefit plans created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans, that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper.

(k)

The Funds no longer accept investments from new or existing investors in Class E or Class F shares, except that existing Class E and/or Class F shareholders who opened and funded their account prior to September 22, 2006 may continue to invest in Class E and/or Class F shares, as described in more detail under Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class E and Class F Shares Closed. Class E and Class F shares are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual.

(l)

If you hold Class F shares of the Fund and your account has a value of less than $250,000, you may purchase additional Class F shares of the Fund in amounts that increase your account value up to a maximum of $250,000. The value of your account, for this purpose, includes the value of all Class F shares in eligible accounts held by you and your “immediate family.” For more information about account value aggregation and eligible accounts, see Choosing a Share Class – Reductions/Waivers of Sales Charges. If you have reached the $250,000 limit, any additional amounts you invest in Class F shares of the Fund will be invested in Class E shares of the Fund, without regard to the normal minimum investment amount required for Class E shares. Such investments will, however, be subject to the applicable front-end sales charge.

(m)	For more information, see Class R3 and Class R4 Shares – Plan Administration Fees.
(n)

Shareholders who opened and funded a Class R3, Class R4 or Class R5 shares account with a Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of the share class, and existing Class R3, Class R4 or Class R5 accounts may continue to allow new investors or participants to be established in their Fund account. For more information on eligible investors in these share classes and the closing of these share classes, see Buying Shares – Eligible Investors – Class R3 Shares, R4 Shares and Class R5 Shares.

(o)	For more information, see Class T Shares – Shareholder Service Fees.
(p)

Class T Shareholders who purchased Class T shares without a front-end sales charge because their accounts aggregated between $1 million and $50 million at the time of the purchase and who purchased shares on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase and redemptions after one year will not be subject to a CDSC.

(q)

Class Y shares are available only to the following categories of investors: (i) individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) that invest at least $1 million in Class Y shares of a single Fund and (ii) group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Depending on which share class you choose, you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a contingent deferred sales charge (CDSC) and/or over time in the form of increased ongoing fees. Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of a money market Fund and certain other Funds) unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling and/or servicing agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (not through a selling and/or servicing agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM

Front-End Sales Charge Calculation

The following tables present the front-end sales charge as a percentage of both the offering price and the net amount invested.

•	The offering price per share is the net asset value per share plus any front-end sales charge that applies.

•	The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/ Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial advisor notify the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
Equity Funds and Funds-of Funds (equity)*	$0 – $49,999	5.75%	6.10%	5.00%
	$50,000 – $99,999	4.50%	4.71%	3.75%
	$100,000 – $249,999	3.50%	3.63%	3.00%
	$250,000 – $499,999	2.50%	2.56%	2.15%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)
Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0 – $49,999	4.75%	4.99%	4.00%
	$50,000 – $99,999	4.25%	4.44%	3.50%
	$100,000 – $249,999	3.50%	3.63%	3.00%
	$250,000 – $499,999	2.50%	2.56%	2.15%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)
Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, RiverSource Intermediate Tax-Exempt Fund, Columbia Limited Duration Credit Fund and RiverSource Short Duration U.S. Government Fund	$0 – $99,999	3.00%	3.09%	2.50%
	$100,000 – $249,999	2.50%	2.56%	2.15%
	$250,000 – $499,999	2.00%	2.04%	1.75%
	$500,000 – $999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Class A Shares — Front-End Sales Charge — Breakpoint Schedule

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price

Columbia California Intermediate Municipal Bond Fund,

Columbia Connecticut Intermediate Municipal Bond Fund,

Columbia Georgia Intermediate Municipal Bond Fund,

Columbia Intermediate Bond Fund,

Columbia Intermediate Municipal Bond Fund,

Columbia LifeGoal® Income Portfolio,

Columbia Maryland Intermediate Municipal Bond Fund,

Columbia Massachusetts Intermediate Municipal Bond Fund,

Columbia New Jersey Intermediate Municipal Bond Fund,

Columbia New York Intermediate Municipal Bond Fund,

Columbia North Carolina Intermediate Municipal Bond Fund,

Columbia Oregon Intermediate Municipal Bond Fund,

Columbia Rhode Island Intermediate Municipal Bond Fund,

Columbia Short-Intermediate Bond Fund,

Columbia South Carolina Intermediate Municipal Bond Fund,

Columbia Total Return Bond Fund and

Columbia Virginia Intermediate Municipal Bond Fund

	$0 – $99,999	3.25%	3.36%	2.75%
	$100,000 – $249,999	2.50%	2.56%	2.15%
	$250,000 – $499,999	2.00%	2.04%	1.75%
	$500,000 – $999,999	1.50%	1.53%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

Columbia Short-Term Bond Fund and Columbia Short-Term Municipal Bond Fund	$0 – $99,999	1.00%	1.01%	0.75%
	$100,000 – $249,999	0.75%	0.76%	0.50%
	$250,000 – $999,999	0.50%	0.50%	0.40%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

*	The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and RiverSource S&P 500 Index Fund.

“Funds-of-Funds (equity)” includes — Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia Portfolio Builder Aggressive Fund, Columbia Portfolio Builder Moderate Aggressive Fund, Columbia Portfolio Builder Moderate Fund, Columbia Portfolio Builder Total Equity Fund, Columbia Retirement Plus 2010 Fund, Columbia Retirement Plus 2015 Fund, Columbia Retirement Plus 2020 Fund, Columbia Retirement Plus 2025 Fund, Columbia Retirement Plus 2030 Fund, Columbia Retirement Plus 2035 Fund, Columbia Retirement Plus 2040 Fund, Columbia Retirement Plus 2045 Fund, Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025, Seligman TargETFund 2015 and Seligman TargETFund Core.

“Funds-of-Funds (fixed income)” includes — Columbia Income Builder Fund, Columbia Income Builder Fund II, Columbia Income Builder Fund III, Columbia Portfolio Builder Conservative Fund and Columbia Portfolio Builder Moderate Conservative Fund. Columbia Asset Allocation Fund, Columbia Asset Allocation Fund II, Columbia Balanced Fund and Columbia Liberty Fund are treated as equity Funds for purposes of the table.
(a)

Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/ Waivers of Sales Charges for a discussion of account value aggregation.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources (except for the Funds listed below): 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The Distributor may be reimbursed if a CDSC is deducted when the shares are redeemed. Currently, the Distributor does not make such payments on purchases of the following Funds for purchases with a total market value of $1 million or more: Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund and RiverSource S&P 500 Index Fund.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

•

If you bought Class A shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Columbia fund shareholders who purchased shares of a legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Fund shareholders who purchased shares after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

The CDSC on Class A shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

FUNDamentalsTM

Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the Fund and the length of time that you have held your shares.

For purposes of calculating the CDSC on shares of a Legacy Columbia fund and, for shares of a Legacy RiverSource fund purchased after the close of business on September 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on September 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund.

Class A Shares — Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. The up-front commission on Class A shares, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75%, up to 4.00% of the offering price for Funds with a maximum front-end sales charge of 4.75%, up to 2.75% of the offering price for Funds with a maximum front-end sales charge of 3.25%, up to 2.50% of the offering price for Funds with a maximum front-end sales charge of 3.00%, and up to 0.75% of the offering price for Funds with a maximum front-end sales charge of 1.00%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule (Paid by the Distributor to Selling and/or Service Agents)*

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%**
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.

**	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor sales commissions on purchases (that are coded as commission-eligible trades) in amounts of less than $1 million.

Class B Shares — Sales Charges

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares Closed.

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

The CDSC on Class B shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. Also, you will not pay a CDSC on any amount that represents appreciation in the value of your shares. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares — CDSC Schedule for the Funds

	Applicable CDSC*
Number of Years Class B Shares Held	All Funds except those listed to the right

Columbia California Intermediate Municipal Bond
Fund, Columbia Georgia Intermediate Municipal
Bond Fund, Columbia Connecticut Intermediate
Municipal Bond Fund, Columbia Intermediate Bond
Fund, Columbia Intermediate Municipal Bond Fund,
Columbia LifeGoal® Income Portfolio, Columbia
Maryland Intermediate Municipal Bond Fund,
Columbia Massachusetts Intermediate Municipal
Bond Fund, Columbia New Jersey Intermediate
Municipal Bond Fund, Columbia New York
Intermediate Municipal Bond Fund, Columbia North
Carolina Intermediate Municipal Bond Fund,
Columbia Oregon Intermediate Municipal Bond
Fund, Columbia Rhode Island Intermediate
Municipal Bond Fund, Columbia Short Term Bond
Fund, Columbia South Carolina Intermediate
Municipal Bond Fund, Columbia Total Return Bond
Fund and Columbia Virginia Intermediate Municipal
Bond Fund

One	5.00%	3.00%
Two	4.00%	3.00%
Three	3.00%**	2.00%
Four	3.00%	1.00%
Five	2.00%	None
Six	1.00%	None
Seven	None	None
Eight	None	None
Nine	Conversion to Class A Shares	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.
**	For shares purchased in a Legacy RiverSource fund (other than a Seligman fund) on or prior to June 12, 2009, the CDSC percentage for year three is 4%.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

If you are an investor who purchased Class B shares prior to their closing (except for certain limited transactions), although there was no front-end sales charge for Class B shares when you bought Class B shares, the Distributor paid an up-front commission directly to your selling and/or servicing agent when you bought the Class B shares (a portion of this commission may, in turn, have been paid to your financial advisor). This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B Shares — Conversion to Class A Shares

Class B shares purchased in a Legacy Columbia fund at any time, a Legacy RiverSource fund (other than a Seligman fund) at any time, or a Seligman fund on or after June 13, 2009 automatically convert to Class A shares after you’ve owned the shares for eight years, except for Class B shares of Columbia Short Term Municipal Bond Fund, which do not convert to Class A shares. Class B shares originally purchased in a Seligman fund on or prior to June 12, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

Class B shares purchased in a Legacy RiverSource fund (other than a Seligman fund) prior to May 21, 2005 age on a calendar year basis. Class B shares purchased in a Legacy Columbia fund at any time, Seligman fund at any time, or a Legacy RiverSource fund on or after May 21, 2005 age on a daily basis. For example, a purchase made on November 12, 2004 completed its first year on December 31, 2004 under calendar year aging, but completed its first year on November 11, 2005 under daily aging.

The following rules apply to the conversion of Class B shares to Class A shares:

•

Class B shares are converted on or about the 15th day of the month that they become eligible for conversion. For purposes of determining the month when your Class B shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

•

You’ll receive the same dollar value of Class A shares as the Class B shares that were converted. Class B shares that you received from an exchange of Class B shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class C Shares — Sales Charges

You don’t pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. For details, see Choosing a Share Class — Reductions/Waivers of Sales Charges. The CDSC on Class C shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	is reduced to 0.00% on shares redeemed a year or more after purchase.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class E Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class E shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class E shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class E Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.50%	4.71%	4.00%
$50,000 – $99,999	3.50%	3.63%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.00%
$250,000 – $499,999	1.25%	1.27%	1.00%
$500,000 – $999,999	0.00%	0.00%	0.00%
$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following out of its own resources: 1.00% on purchases up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $5 million and 0.25% on purchases of $5 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

Class E Shares – CDSC

In some cases, you’ll pay a CDSC if you sell Class E shares that you bought without an initial sales charge.

•

If you bought Class E shares without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

•

Subsequent Class E share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class E shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class E shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.00% of the offering price per share when you buy Class E shares. The Distributor funds the commission through the applicable sales charge paid by you.

Class E Shares – Commissions

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy Class E shares, according to the following schedule:

Class E Shares – Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $2,999,999	1.00%
$3 million – $4,999,999	0.50%
$5 million or more	0.25%

Class F Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class F shares, but you may pay a CDSC when you sell Class F shares. The CDSC on Class F shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

•	will not be applied to any shares you receive through reinvested distributions or on any amount that represents appreciation in the value of your shares, and

•	generally declines each year until there is no sales charge for redeeming shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class F shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

Class F Shares – CDSC

The CDSC you pay on Class F shares depends on how long you’ve held your shares:

Class F Shares – CDSC Schedule

Number of Years Class F Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class E Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class F Shares – Commissions and Conversion to Class E Shares

Although there is no front-end sales charge when you buy Class F shares, the Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class F shares (a portion of this commission may, in turn, be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class F shares automatically convert to Class E shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class E shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class F shares to Class E shares:

•	Class F shares are converted on or about the 15th day of the month that they become eligible for conversion.

•	Any shares you received from reinvested distributions on these shares generally will convert to Class E shares at the same time.

•

You’ll receive the same dollar value of Class E shares as the Class F shares that were converted. Class F shares that you received from an exchange of Class F shares of another Fund will convert based on the day you bought the original shares.

•	No sales charge or other charges apply, and conversions are free from U.S. federal income tax.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares of the Fund or a CDSC when you sell Class R shares of the Fund. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares (a portion of this commission may, in turn, be paid to your financial advisor), according to the following schedule:

Class R Shares – Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution and/or service fees it receives under the Fund’s distribution and/or service plan. See Choosing a Share Class – Distribution and Service Fees for details.

Class T Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account.

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
Equity Funds	$0 – $49,999	5.75%	6.10%	5.00%
	$50,000 – $99,999	4.50%	4.71%	3.75%
	$100,000 – $249,999	3.50%	3.63%	2.75%
	$250,000 – $499,999	2.50%	2.56%	2.00%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)
Fixed Income Funds	$0 – $49,999	4.75%	4.99%	4.25%
	$50,000 – $99,999	4.50%	4.71%	3.75%
	$100,000 – $249,999	3.50%	3.63%	2.75%
	$250,000 – $499,999	2.50%	2.56%	2.00%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the Distributor may pay selling and/or servicing agents the following amounts out of its own resources: 1.00% on purchases of $1 million up to but not including $3 million, 0.50% on purchases of $3 million up to but not including $50 million and 0.25% on purchases of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the Distributor the following sales commissions on purchases that are coded as commission-eligible trades: 1.00% on purchases up to but not including $3 million (including those in amounts of less than $1 million), up to 0.50% on purchases of $3 million up to but not including $50 million, and up to 0.25% on purchases of $50 million or more.

Class T Shares – CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•

If you bought Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares in accordance with the following policies:

•	Shareholders who purchased shares of a Legacy Columbia fund on or before September 3, 2010 will incur a 1.00% CDSC if those shares are redeemed within one year of purchase.

•

Shareholders who purchased shares of a Fund after September 3, 2010 will incur a CDSC if those shares are redeemed within 18 months of purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months of purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months of purchase.

•

Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of purchase.

The CDSC on Class T shares:

•	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

•	will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class T shares, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of your investment in the Funds.

In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class T Shares – Commissions

The Distributor may pay your selling and/or servicing agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). The up-front commission, which varies by Fund, may be up to 5.00% of the offering price for Funds with a maximum front-end sales charge of 5.75% and up to 4.25% of the offering price for Funds with a maximum front-end sales charge of 4.75%.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares – Commission Schedule (Paid by the Distributor to Selling and/or Servicing Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A, Class E or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a Class A shares breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares, Class E shares or Class T shares made within 13 months of the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. The required form of LOI may vary by selling and/or servicing agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the purchase commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except for Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds, which may not be aggregated.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling and/or servicing agents. You and your selling and/or servicing agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling and/or servicing agent’s failure to apply the eligible discount to your account. You may be asked by your selling and/or servicing agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling and/or servicing agent and records of accounts established by members of your immediate family.

FUNDamentalsTM

Your “Immediate Family” and Account Value Aggregation

For purposes of reaching the Class F shares investment limits described in Choosing a Share Class – Comparison of the Share Classes or obtaining a Class A shares, Class E shares or Class T shares breakpoint discount, the value of your account will be deemed to include the value of all applicable shares in eligible accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Remember that in order to obtain a breakpoint discount, you must notify your selling and/or servicing agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above:

•	Individual or joint accounts;

•

Roth and traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs);

•	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child;

•	Revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor;

•	Accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation;

•

Qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and

•	Investments in wrap accounts;

provided that each of the accounts identified above is invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W and/or Class Z shares of the Funds.

The following accounts are not eligible for account value aggregation as described above:

•

Accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts);

•	Accounts invested in Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of the Funds;

•	Investments in 529 plans, donor advised funds, variable annuities, variable life insurance products, or managed separate accounts;

•	Charitable and irrevocable trust accounts; and

•	Accounts holding shares of money market Funds that used the Columbia brand before May 1, 2010.

Front-End Sales Charge Waivers

The following categories of investors may buy Class A, Class E and Class T shares of the Funds at net asset value, without payment of any front-end sales charge that would otherwise apply:

•	Current or retired Fund Board members, officers or employees of the Funds or Columbia Management or its affiliates(1);

•	Current or retired Ameriprise Financial Services, Inc. financial advisors and employees of such financial advisors(1);

•	Registered representatives and other employees of affiliated or unaffiliated selling and/or servicing agent having a selling agreement with the Distributor(1);

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only;

•	Portfolio managers employed by subadvisers of the Funds(1);

•	Partners and employees of outside legal counsel to the Funds or the Funds’ directors or trustees who regularly provide advice and services to the Funds, or to their directors or trustees;

•	Direct rollovers from qualified employee benefit plans, provided that the rollover involves a transfer to Class A shares in the same Fund;

•	Purchases made:

•	With dividend or capital gain distributions from a Fund or from the same class of another Fund;

•

Through or under a wrap fee product or other investment product sponsored by a selling and/or servicing agent that charges an account management fee or other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements that have or that clear trades through a selling and/or servicing agent that has a selling agreement with the Distributor;

•	Through state sponsored college savings plans established under Section 529 of the Internal Revenue Code; or

•	Through banks, trust companies and thrift institutions, acting as fiduciaries;

•	Separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11);

•

Purchases made through “employee benefit plans” created under section 401(a), 401(k), 457 and 403(b), and qualified deferred compensation plans that have a plan level or omnibus account maintained with the Fund or the Transfer Agent and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper; and

•	At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your selling and/or servicing agent with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling and/or servicing agent provide this information to the Fund when placing your purchase order. Please see the Merger SAI for more information about the sales charge reductions and waivers.

(1)	Including their spouses or domestic partners, children or step-children, parents, step-parents or legal guardians, and their spouse’s or domestic partner’s parents, step-parents, or legal guardians.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C, Class E, Class F or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, Class F and Class T shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	for which no sales commission or transaction fee was paid to an authorized selling and/or servicing agent at the time of purchase;

•	purchased through reinvestment of dividend and capital gain distributions;

•	in an account that has been closed because it falls below the minimum account balance;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½;

•

that result from returns of excess contributions made to retirement plans or individual retirement accounts, so long as the selling and/or servicing agent returns the applicable portion of any commission paid by the Distributor;

•	of Class A shares of a Fund initially purchased by an employee benefit plan;

•	other than Class A shares, of a Fund initially purchased by an employee benefit plan that are not connected with a plan level termination;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies);

•	at a Fund’s discretion, issued in connection with plans of reorganization, including but not limited to mergers, asset acquisitions and exchange offers, to which the Fund is a party; and

•	by certain other investors as set forth in more detail in the Merger SAI.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on redemptions of shares:

•	in the event of the shareholder’s death;

•	that result from required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70 1/2;

•	in connection with the Fund’s Small Account Policy (which is described below in Buying, Selling and Exchanging Shares – Transaction Rules and Policies); and

•	by certain other investors, including certain institutions as set forth in more detail in the Merger SAI.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

Please see the Merger SAI for more information about the sales charge reductions and waivers described here.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, B, C or T shares of the Fund (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, B, C or T shares of the Fund will not be reimbursed. If your original purchase was in Class T shares, you will be allowed to reinvest in the same Class T shares account and Fund you originally purchased.

To be eligible for these reinstatement privileges, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling and/or servicing agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order. The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the applicable Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Fund assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee		Combined Total
Class A	up to 0.25%	up to 0.25%		up to 0.35	%(a)(b)(c)
Class B	0.75%	0.25%		1.00	%(a)(b)
Class C	0.75%	0.25%		1.00	%(d)
Class E	0.10%	0.25%		0.35%
Class F	0.75%	0.25%		1.00%
Class I	none	none		None
Class R (Legacy Columbia funds)	0.50%	—	(e)	0.50%
Class R (Legacy RiverSource funds)	up to 0.50%	up to 0.25%		0.50	%(e)
Class R3	0.25%	0.25	%(f)	0.50	%(f)
Class R4	none	0.25	%(f)	0.25	%(f)
Class R5	none	None		none
Class T	none	0.50	%(g)	0.50	%(g)
Class W	up to 0.25%	up to 0.25%		0.25	%(c)
Class Y	none	none		none
Class Z	none	none		none

(a)	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds, as follows:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Legacy RiverSource funds (other than Columbia Money Market Fund)	Up to 0.25%	Up to 0.25%	0.25%

Columbia Money Market Fund	—	—	0.10%

Columbia Asset Allocation Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Contrarian Core Fund, Columbia Disciplined Value Fund, Columbia Dividend Income Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Intermediate Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Technology Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of the their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

Columbia Blended Equity Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Federal Securities Fund, Columbia Greater China Fund, Columbia High Yield Opportunity Fund, Columbia Liberty Fund, Columbia Energy and Natural Resources Fund, Columbia International Bond Fund, Columbia International Growth Fund, Columbia International Stock Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Mid Cap Core Fund, Columbia Small Cap Value Fund I, Columbia Strategic Investor Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Rhode Island Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, Columbia Short-Intermediate Bond Fund, Columbia Strategic Income Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund, Columbia World Equity Fund	—	0.25%	0.25%

Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Asset Allocation Fund II, Columbia California Intermediate Municipal Bond Fund, Columbia Convertible Securities Fund, Columbia Georgia Intermediate Municipal Bond Fund, Columbia Global Value Fund, Columbia High Income Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Global Fund, Columbia Maryland Intermediate Municipal Bond Fund, Columbia North Carolina Intermediate Municipal Bond Fund, Columbia Short Term Bond Fund, Columbia Short Term Municipal Bond Fund, Columbia Small Cap Growth Fund II, Columbia South Carolina Intermediate Municipal Bond Fund, Columbia Total Return Bond Fund, Columbia Virginia Intermediate Municipal Bond Fund, Columbia Large Cap Value Fund, Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio, Columbia LifeGoal® Income and Growth Portfolio, Columbia LifeGoal® Income Portfolio, Columbia Marsico 21st Century Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Value Fund, Columbia Multi-Advisor International Equity Fund, Columbia Masters International Equity Portfolio, Columbia Small Cap Value Fund II, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Overseas Value Fund	—	—	0.25%; these Funds pay a combined distribution and service fee pursuant to their combined distribution and shareholder servicing plan for Class A shares.

(b)	The service fees for Class A shares, Class B shares and Class C shares of certain Funds depend on when the shares were purchased, as described below.
Service Fee for Class A shares and Class B shares of Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of these Funds issued prior to December 1, 1994 and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets for each of these Funds, other than Columbia Massachusetts Tax-Exempt Fund, which had a blended service fee of 0.23%.
Service Fee for Class A shares, Class B shares and Class C shares of Columbia Liberty Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to April 1, 1989 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended September 30, 2009, the blended service fee was 0.24% of the Fund’s average daily net assets.
Service Fee for Class A shares, Class B shares and Class C shares of Columbia Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Municipal Bond Fund and Columbia Tax-Exempt Fund – The annual service fee may equal up to 0.20% of the average daily net asset value of all shares of such Fund class.

Distribution Fee for Class B shares and Class C shares for Columbia Intermediate Municipal Bond Fund – The annual distribution fee shall be 0.65% of the average daily net assets of the Fund’s Class B shares and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pay distribution fees of up to 0.75% and service fees of up to 0.10%, for a combined total of 0.85%.
(c)

Fee amounts noted apply to all Funds other than Columbia Money Market Fund (formerly RiverSource Cash Management Fund), which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.

(d)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) does not exceed the specified percentage annually: 0.40% for Columbia Intermediate Municipal Bond Fund; 0.45% for Columbia California Tax-Exempt Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund; 0.56% for Columbia Short Term Bond Fund; 0.65% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund and Columbia Rhode Island Intermediate Municipal Bond Fund; 0.80% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; 0.85% for Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Corporate Income Fund, Columbia Federal Securities Fund, Columbia High Yield Opportunity Fund, Columbia Intermediate Bond Fund, Columbia Strategic Income Fund and Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

(e)

Class R shares of Legacy Columbia funds pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Legacy Columbia funds do not have a shareholder service plan for Class R shares. The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Legacy RiverSource fund Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.

(f)

The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a plan administration services agreement, the Funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

(g)

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds (including Columbia Asset Allocation Fund) and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed-income Funds other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%. See Class T Shareholder Service Fees below for more information.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class E, Class F, Class R and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are used by the Distributor to make payments, or to reimburse the Distributor for certain expenses it incurs, in connection with distributing the Fund’s shares and directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the Distributor in its discretion.

For Legacy RiverSource fund Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Legacy RiverSource fund Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Legacy RiverSource fund Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Legacy RiverSource fund Class B shares, and, for the first 12 months following the sale of Legacy RiverSource fund Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

For Legacy Columbia fund Class E, Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Legacy Columbia fund Class B, Class F, Class A (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Columbia fund Class B and Class F shares, and, for the first 12 months following the sale of Columbia Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses). For Legacy Columbia fund Class C shares, selling and/or servicing agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class T Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds (including Columbia Asset Allocation Fund) may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services, other than Columbia Rhode Island Intermediate Municipal Bond Fund, for which the limit currently is 0.00%.

Class R3 and Class R4 Shares Plan Administration Fee

Class R3 and Class R4 shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services. The fee for Class R3 and Class R4 shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Selling and/or Servicing Agent Compensation

The Distributor and the investment manager make payments, from their own resources, to selling and/or servicing agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds. Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that intermediary, gross sales of the Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that a selling and/or servicing agent charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the intermediary.

The Distributor and the investment manager may make payments in larger amounts or on a basis other than those described above when dealing with certain selling and/or servicing agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling and/or servicing agents to offset credits that they may provide to customers.

The Distributor, the Transfer Agent and the investment manager may also make payments to financial intermediaries, including other Ameriprise Financial affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those selling and/or servicing agents for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by selling and/or servicing agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

For all classes other than Class Y shares, the Funds may reimburse the Transfer Agent for amounts paid to selling and/or servicing agents that maintain assets in omnibus accounts, subject to an annual cap that varies among Funds. Generally, the annual cap for each Fund (other than the Columbia Acorn funds) is 0.20% of the average aggregate value of the Fund’s shares maintained in each such account for selling and/or servicing agents that seek payment by the Transfer Agent based on a percentage of net assets. Please see the Merger SAI for additional information. The annual cap for Columbia Acorn funds is 0.05% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or the investment manager. The Distributor and the investment manager may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and the investment manager and their affiliates are paid out of the Distributor’s and the investment manager’s own resources and do not increase the amount paid by you or the Fund. You can find further details in the Merger SAI about the payments made by the Distributor and the investment manager and their affiliates, as well as a list of the selling and/or servicing agents, including Ameriprise Financial affiliates, to which the Distributor and the investment manager have agreed to make marketing support payments. Your selling and/or servicing agent may charge you fees and commissions in addition to those described herein. You should consult with your selling and/or servicing agent and review carefully any disclosure your selling and/or servicing agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling and/or servicing agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentalsTM

NAV Calculation

Each of the Fund’s share classes calculates its NAV per share as follows:

(Value of assets of the share class)
NAV =	– (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still change on days that the NYSE is closed, including to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. For a Fund organized as a fund-of-funds, the assets will consist primarily of shares of the underlying funds, which are valued at their NAVs.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the investment manager’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

For money market Funds, the Fund’s investments are valued at amortized cost, which approximates market value.

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day are priced at the Fund’s net asset value per share on that day. Orders received after the end of a business day will receive the next business day’s net asset value per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its net asset value per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee (as described below) for amounts greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. The selling and/or servicing agent providing the Medallion Signature Guarantee is financially liable for the transaction if the signature is a forgery.

Qualified customers can obtain a Medallion Signature Guarantee from any financial institution – including commercial banks, credit unions and broker/dealers – that participates in one of the three Medallion Signature Guarantee programs recognized by the Securities and Exchange Commission. These Medallion Signature Guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Please note that a guarantee from a notary public is not acceptable.

A Medallion Signature Guarantee is required if:

•	The amount is greater than $100,000.

•	You want your check made payable to someone other than the registered account owner(s).

•	Your address of record has changed within the last 30 days.

•	You want the check mailed to an address other than the address of record.

•	You want the proceeds sent to a bank account not on file.

•	You are the beneficiary of the account and the account owner is deceased (additional documents may be required).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at The Funds, c/o Columbia Management Investment Services Corp at the following address (regular mail) P.O. Box 8081, Boston, MA 02266-8081 and (express mail) 30 Dan Road, Canton, MA 02021-2809.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and social security number (SSN) or taxpayer identification number (TIN) available when calling.

You can sell up to and including an aggregate of $100,000 of shares via the telephone per day, per Fund, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shareholders have an account, they may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services.

You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Customer Identification Program

U.S. Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., SSN or TIN). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Class A, B, C, T and Z Share Accounts Below $250

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund may also sell your Fund shares if your selling and/or servicing agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Class A, B, C, T and Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling and/or servicing agent. The Transfer Agent’s contact information (toll-free number and mailing address) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

Each Fund reserves the right to change its minimum investment requirements. The Funds also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below $250 and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class E, Class F, Class R, Class R3, Class R4, Class R5, Class Y or Class W shares; shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under $250 does not apply to individual retirement plans.

Small Account Policy – Broker/Dealer and Wrap Fee Accounts

The Funds may automatically redeem at any time broker/dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling and/or servicing agents, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling and/or servicing agents are required, upon request, to: (i) provide shareholder account and transaction information and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures. See Buying, Selling and Exchanging Shares – Excessive Trading Practices for more information.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict or reject a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through selling and/or servicing agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling and/or servicing agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling and/or servicing agents such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit selling and/or servicing agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling and/or servicing agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Money Market Funds

The money market Funds are designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of money market Fund shares. However, since frequent purchases and sales of money market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the money market Funds) and disrupting portfolio management strategies, each of the money market Funds reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described herein (such as minimum purchase amounts), the money market Funds have no limits on buy or exchange transactions. In addition, each of the money market Funds reserve the right to impose or modify restrictions on purchases, exchanges or trading of the Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are available directly and through broker-dealers, banks and other selling and/or servicing agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling and/or servicing agents.

Not all selling and/or servicing agents offer the Funds and certain selling and/or servicing agents that offer the Funds may not offer all Funds on all investment platforms. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling and/or servicing agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling and/or servicing agent, find another selling and/or servicing agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling and/or servicing agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies not described herein. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling and/or servicing agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling and/or servicing agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of one of these financial intermediaries and/or its selling and/or servicing agents to carry out its obligations to its customers.

As stated above, you may establish and maintain your account with a selling and/or servicing agent authorized by the Distributor to sell fund shares or directly with the Fund. The Fund may engage selling and/or servicing agents to receive purchase orders and exchange (and sale) orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice. The Funds encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent.

Accounts established directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the address below. Account applications may be obtained at columbiamanagement.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809. You may also use these addresses to request an exchange or redemption of Fund shares.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. For money market Funds, new investments must be made in Class A, Class I (available as a new investment only to the Funds (i.e., Fund-of-Fund investment)), Class T, Class W or Class Z shares of the Fund, subject to eligibility. Class C and Class R of the money market Funds are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the Class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. The money market Funds offer other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares Closed

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividends and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•

Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling and/or servicing agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are initial investments in Class B shares or that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. For additional information about Class A shares, see Choosing a Share Class – Class A Shares – Front-end Sales Charges. Your selling and/or servicing agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in a money market fund. Please consult your selling and/or servicing agent to understand their policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling and/or servicing agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling and/or servicing agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class E and Class F Shares Closed

Class E and Class F shares are closed to new investors and new accounts. Shareholders who opened and funded an account with the Fund as of September 22, 2006 (including accounts once funded that subsequently reached a zero balance) (i) may continue to make additional purchases of Class E and Class F shares and (ii) will continue to have their dividend and capital gains distributions reinvested. These share classes are designed for investors who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary.

Class I Shares

Class I shares are currently only available to the Funds (i.e., Fund of Fund investments). Class I shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. The Distributor, in its sole discretion, may accept investments in Class I shares from other institutional investors.

Class R Shares

Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares. The Distributor, in its sole discretion, may accept investments in Class R shares from other institutional investors.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares are closed to new investors and new accounts effective as of the close of business on December 31, 2010, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class R3, Class R4 or Class R5 account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of these share classes. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or has approved the Fund as an investment option as of December 31, 2010 and funds its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

In the event that an order to purchase Class R3, Class R4 or Class R5 shares is received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares, that order will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling and/or servicing agent, as appropriate, without interest.

Class R3, Class R4 and Class R5 shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Internal Revenue Code, and health savings accounts created pursuant to public law 108-173. Additionally, if approved by the Distributor, Class R5 shares are available to institutional or corporate accounts above a threshold established by the Distributor (currently $1 million per Fund or $10 million in all Funds) and bank trust departments. Class R3, Class R4 and R5 shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Class R3, Class R4 shares and Class R5 shares of the Fund may be exchanged for Class R3 shares, Class R4 shares and Class R5 shares, respectively, of another Fund.

Class T Shares Closed

Class T shares are available for purchase only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into various Columbia funds (formerly named Liberty funds).

Class W Shares

Class W shares are available to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling and/or servicing agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account. The Distributor, in its sole discretion, may accept investments in Class W shares from other institutional investors.

Class Y Shares

Class Y shares are available only to the following categories of eligible investors:

•	Individual investors and institutional clients (endowments, foundations, defined benefit plans, etc.) who invest at least $1 million in Class Y shares of a single Fund; and

•	Group retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans) with plan assets of at least $10 million.

Currently, Class Y shares are offered only to certain former shareholders of the series of the former Columbia Funds Institutional Trust and to institutional and high net worth individuals and clients invested in certain pooled investment vehicles and separate accounts managed by the investment manager.

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under “Minimum Investment and Account Balance — Class Z Shares Minimum Investments”

In addition, for Class I, Class R, Class W, Class Y and Class Z shares, the Distributor, in its sole discretion, may accept investments from other institutional investors not listed above.

Minimum Initial Investments, Additional Investments and Account Balances

The table below shows the Fund’s minimum initial investment, additional investment and minimum account balance requirements, which may vary by Fund, class and type of account.

Minimum Investment and Account Balance

	Minimum Initial investment		Minimum Additional investments	Minimum Account balance
For all Funds, classes and accounts except those listed below (non-qualified)	$2,000	(a)	$100	$250	(d)
Individual Retirement Accounts	$1,000		$100	none
Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000		$100	$5,000
RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000		$100	$2,500
Class I, Class R	none		none	none
Class W	$500		none	$500
Class Y	variable	(b)	$100	$250
Class Z	variable	(a)(c)	$100	$250	(d)

(a)

If your Class A, B, C, T or Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a systematic investment plan. If you do not do so, it will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance requirement.

(b)

The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class Y Shares.

(c)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.
(d)	If the value of your account falls below $250, your Fund account is subject to automatic redemption of Fund shares. For details, see Small Account Policy above.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. The table below shows the minimum initial investments, minimum additional investments and minimum account balance for investment through a Systematic Investment Plan:

Minimum Investment and Account Balance — Systematic Investment Plans

	Minimum Initial investment		Minimum Additional investments	Minimum Account balance*
For all Funds, classes and accounts except those listed below (non-qualified)	$100	*(a)	$100	none	*(b)
Individual Retirement Accounts	$100	*(b)	$50	none
Columbia 120/20 Contrarian Equity Fund, Columbia Global Extended Alpha Fund, Columbia Absolute Return Currency and Income Fund	$10,000		$100	$5,000
RiverSource Disciplined Small Cap Value Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund	$5,000		$100	$2,500
Class I, Class R	none		none	none
Class W	$500		none	$500
Class Y	variable	(c)	$100	none
Class Z	variable	(d)	$100	none

*	If your Fund account balance is below the minimum initial investment requirement described in this table, you must make investments at least monthly, as follows:

(a) money market Funds — $2,000; and

(b) money market Funds — $1,000.

(c)

The minimum initial investment amount for Class Y shares varies depending on eligibility. For eligibility details, see Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class Y Shares.

(d)	The minimum initial investment requirement for Class Z shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. For details, see Class Z Shares Minimum Investments below.

Class Z Shares Minimum Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•

Any health savings account sponsored by a third party platform and any omnibus group retirement plan for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any investor participating in a wrap program sponsored by a selling and/or servicing agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following eligible investors is $1,000:

•

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a selling and/or servicing agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through an individual retirement account.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

•

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a Legacy Columbia fund distributed by the Distributor.

•	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

•

Any investor participating in an account offered by a selling and/or servicing agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a selling and/or servicing agent must independently satisfy the minimum investment requirement noted above).

•

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•

Any person employed as of April 30, 2010 by the former investment manager, distributor or transfer agent of the Legacy Columbia funds is eligible to make new and subsequent purchases in the Class Z shares through a non-retirement account.

•	Certain other investors as set forth in more detail in the Merger SAI.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, for accounts that are a part of an employer-sponsored retirement plan, or for other account types if approved by the Distributor.

The Fund reserves the right to modify its minimum investment and related requirements at any time, with or without prior notice.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Funds at 800.345.6611 for details. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Buying Shares – Class B Shares Closed for restrictions applicable to Class B shares.

Wire Purchases

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.345.6611.

Electronic Funds Transfer

You may buy Class A, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms. The minimum investment amount for additional purchases via electronic funds transfer is $100.

Important: Payments sent by electronic fund transfers, a bank authorization, or check that are not guaranteed may take up to 10 or more days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Fund holds the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Other Purchase Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A, Class E and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•

You buy Class B, Class C, Class F, Class I, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. You may sell your shares at any time. The payment will be sent within seven days after your request is received in good order. When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in good order, minus any applicable CDSC.

Remember that Class R, R3, R4 and R5 shares are sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of these classes of shares, contact the Transfer Agent, your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B, Class C, Class E, Class F, Class I, Class T, Class W, Class Y and Class Z share sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. The receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500.

Electronic Funds Transfer

You may sell Class A, Class B, Class C, Class E, Class F, Class T, Class Y and Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B, Class C, Class I, Class T, Class W, Class Y and/or Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the Fund Class’ minimum initial investment amount. All dividend and capital gain distributions must be reinvested to set up the plan. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. Otherwise, the Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

Check Redemption Service

Class A shares of the money market Funds offer check writing privileges. If you have $2,000 in a money market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your money market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were both in another Fund at NAV because of the size of the purchase, and then exchanged into a money market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your money market Fund account.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

•

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated net asset value per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•

If you sell your shares directly through the Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you sell your shares through a selling and/or servicing agent, the Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

•

If you paid for your shares by check or from your bank account as an Automated Clearing House (ACH) transaction, the Funds will hold the sale proceeds when you sell those shares for a period of time after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•

The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

•

For Class E shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary’s name. For Class F shareholders, if, at the time of the trust’s termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary’s name. After such conversion, the beneficiary’s shares no longer will convert to Class E shares, but will convert to Class A shares in accordance with the applicable conversion schedule for Class B shares. Automatic conversion of Class B shares to Class A shares occurs eight years after purchase for these shares. For purposes of calculating the conversion period, the beneficiary ownership period for the Class B shares will begin at the time the Class F shares were purchased.

•

For Class E and Class F shareholders, if the beneficiary under a Columbia Advantage Plan trust exercises his or her withdrawal rights, the financial advisor may be required to refund to the Distributor any sales charge or initial commission previously retained or paid on the withdrawn Class E and/or Class F shares or amount redeemed.

Exchanging Shares

You can generally sell shares of a Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. You may be subject to a sales charge if you exchange from a money market Fund or any other Fund that does not charge a front-end sales charge into a non–money market Fund. If you hold your Fund shares through certain selling and/or servicing agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your financial advisor for more information.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling and/or servicing agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

•	Exchanges are made at net asset value next calculated after your exchange order is received in good form.

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•

The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	You can generally make exchanges between like share classes of any Fund. Some exceptions apply.

•

If you exchange shares from Class A shares of a money market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of a money market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of a money market Fund.

•

A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. If your initial investment was in a money market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C, Class E, Class F and Class T shares of the Funds.

•

If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into a money market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	Class T shares may be exchanged for Class T or Class A shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling and/or servicing agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•

Shares of Class W originally purchased, but no longer held in a discretionary managed account, may not be exchanged for Class W shares of another Fund. You may continue to hold these shares in the original Fund. Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

You may exchange or sell shares by having your selling and/or servicing agent process your transaction. If you maintain your account directly with your selling and/or servicing agent, you must contact that agent to exchange or sell shares of the Fund. If your account was established directly with the Fund, there are a variety of methods you may use to exchange or sell shares of the Fund.

Same-Fund Exchange Privilege for Class Z Shares

Certain shareholders invested in a class of shares other than Class Z may become eligible to invest in Class Z shares. Upon a determination of such eligibility, any such shareholders will be eligible to exchange their shares for Class Z shares of the same Fund, if offered. No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged for Class Z shares, any CDSC charges applicable to Class B shares will be applied. Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. Investors should contact their selling and/or servicing agents to learn more about the details of the Class Z shares exchange privilege.

Ways to Request a Sale or Exchange of Shares

Account established with your selling and/or servicing agent

You can exchange or sell Fund shares by having your financial advisor or selling and/or servicing agent process your transaction. They may have different policies not described herein, including different transaction limits, exchange policies and sale procedures.

Mail your sale or exchange request to The Funds, c/o Columbia Management Investment Services Corp. (regular mail) P.O. Box 8081, Boston, MA 02266-8081 or (express mail) 30 Dan Road, Canton, MA 02021-2809.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your social security number (SSN) or taxpayer identification number (TIN); the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentalsTM

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial selling and/or servicing agent through which you purchased shares may have different policies). You can do this by writing the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund, distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest, check the Fund’s distribution schedule, which is available at the Funds’ websites and/or by calling the Funds’ telephone numbers listed at the beginning of the section entitled Choosing a Share Class.

If you buy shares of the Fund when it holds securities with unrealized capital gain, you may, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes any net realized gain. Any such distribution is generally subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for U.S. federal income tax purposes. In addition, you should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•

The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in Fund level taxation, and consequently, a reduction in income available for distribution to you. In addition, any dividends of net tax-exempt income would no longer be exempt from U.S. federal income tax and, instead, in general, would be taxable to you as ordinary income.

•	Distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

•

Certain derivative instruments when held in a Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to accelerate income to the Fund, defer fund losses, cause adjustments in the holding periods of Fund portfolio securities, convert capital gains into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. For tax-exempt Funds: Derivative instruments held by a Fund may also generate taxable income to the Fund.

•

Certain Funds may purchase or sell (write) options, as described further in the Merger SAI. In general, option premiums which may be received by the Fund are not immediately included in the income of the Fund. Instead, such premiums are taken into account when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option. If an option written by a Fund is exercised and such Fund sells or delivers the underlying security, the Fund generally will recognize capital gain or loss equal to (a) the sum of the exercise price and the option premium received by the Fund minus (b) the Fund’s basis in the security. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying security. Gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and the related sale or delivery of the underlying security generally will be short-term gain or loss. Thus, for example, if an option written by a Fund expires unexercised, such Fund generally will recognize short-term gain equal to the premium received.

•

For tax-exempt Funds: Tax-exempt Funds expect that distributions will consist primarily of exempt-interest dividends. Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to U.S. federal income tax, but may be subject to state and local income and other taxes, as well as federal and state alternative minimum tax. Similarly, distributions of interest income that is exempt from state and local income taxes of a particular state generally will be exempt from such taxes, but may be subject to other taxes, including income taxes of other states, and federal and state alternative minimum tax.

•

For tax-exempt Funds: The Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Distributions by the Fund of this income generally are taxable to you as ordinary income. Distributions of gains realized by the Fund, including those generated from the sale or exchange of tax-exempt securities, generally also are taxable to you. Distributions of the Fund’s net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	For taxable fixed income Funds: Taxable fixed-income Funds expect that distributions will consist primarily of ordinary income.

•

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at lower net long-term capital gain rates. It is currently unclear whether Congress will extend this provision to taxable years beginning after December 31, 2010. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. For taxable fixed income Funds and tax-exempt Funds: Taxable fixed income Funds and tax-exempt Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

•

For taxable years beginning on or before December 31, 2010, the maximum individual U.S. federal income tax rate on net long-term capital gain (and thus qualified dividend income) has been temporarily reduced to 15%. It is currently unclear whether Congress will extend this rate reduction to taxable years beginning after December 31, 2010.

•

A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term or disallowed.

•

The Fund is required by federal law to withhold tax on any taxable and possibly tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct TIN or SSN or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

•

Class E and Class F shareholders, under the Columbia Gift Plan, the trustee will file all federal and state income tax returns and pay all related income taxes for income and capital gains earned prior to the trust’s termination. Under the Columbia Advantage Plan, the beneficiary will be obligated to report any income and capital gains earned by the trust on his or her own tax returns and to pay any related income taxes.

•

Class E and Class F shareholders, you should consult with your own tax advisor about the particular tax consequences to you of making a gift and holding Fund shares through a trust, including any applicable federal or state estate or gift tax consequences.

•

If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

For a Fund organized as a fund-of-funds. Because most of the Fund’s investments are shares of underlying Funds, the tax treatment of the Fund’s gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the underlying Funds or the Fund shareholders invested directly in the underlying funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.

FUNDamentalsTM

Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

ADDITIONAL SERVICES AND COMPENSATION

In addition to acting as the Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management) and its affiliates also receive compensation for providing other services to the Funds.

Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, MN 55474, provides or compensates others to provide administrative services to the Legacy RiverSource funds, which includes the Seligman and Threadneedle branded funds. These services include administrative, accounting, treasury, and other services.

Distribution and Shareholder Services. Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.), One Financial Center, Boston, MA 02111, provides underwriting and distribution services to the Funds.

Transfer Agency Services. Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation), One Financial Center, Boston, MA 02111, provides or compensates others to provide transfer agency services to the Funds. The Funds pay the Transfer Agent a fee that may vary by class, as set forth in the Merger SAI, and reimburses the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the Funds. The Transfer Agent pays a portion of these fees to selling and servicing agents that provide sub-recordkeeping and other services to Fund shareholders. The Merger SAI provides additional information about the services provided and the fee schedules for the Transfer Agent agreements.

ADDITIONAL MANAGEMENT INFORMATION

Affiliated Products. Columbia Management serves as investment manager to the Funds, including those that are structured to provide asset-allocation services to shareholders of those Funds (funds of funds) by investing in shares of other Funds (collectively referred to as underlying funds) and to discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in underlying funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of the underlying funds, and Columbia Management seeks to balance potential conflicts between the affiliated products and the underlying funds in which they invest. The affiliated products investment in the underlying funds may also have the effect of creating economies of scale (including lower expense ratios) because the affiliated products may own substantial portions of the shares of underlying funds and, comparatively, a redemption of underlying fund shares by one or more affiliated products could cause the expense ratio of an underlying fund to increase as its fixed costs would be spread over a smaller asset base. Because of these large positions of the affiliated products, the underlying funds may experience relatively large purchases or redemptions. Although Columbia Management may seek to minimize the impact of these transactions, for example, by structuring them over a reasonable period of time or through other measures, underlying funds may experience increased expenses as they buy and sell securities to manage these transactions. When Columbia Management structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, these affiliated products, including funds of funds, may pay more or less for shares of the underlying funds than if the transactions were executed in one transaction. In addition, substantial redemptions by the affiliated products within a short period of time could require the underlying fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing the underlying fund to realize a loss. Substantial redemptions may also adversely affect the ability of the investment manager to implement the underlying fund’s investment strategy. Columbia Management also has an economic conflict of interest in determining the allocation of the affiliated products’ assets among the underlying funds as it earns different fees from the underlying funds. Columbia Management monitors expense levels of the Funds and is committed to offering funds that are competitively priced. Columbia Management reports to the Board of each fund of funds on the steps it has taken to manage any potential conflicts. See the Merger SAI for information on the percent of the Fund owned by affiliated products.

Cash Reserves. A Fund may invest its daily cash balance in a money market fund selected by Columbia Management, including but not limited to RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market Fund established for the exclusive use of the Funds and other institutional clients of Columbia Management. While Short-Term Cash Fund does not pay an advisory fee to Columbia Management, it does incur other expenses. A Fund will invest in Short-Term Cash Fund or any other money market fund selected by Columbia Management only to the extent it is consistent with the Fund’s investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.

Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by a Fund. A description of these policies and procedures is included in the Merger SAI.

The website references herein are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this combined proxy statement/prospectus.

Exhibit D

Comparison of Organizational Documents

This chart highlights material differences between the terms of the Declarations of Trust/Articles of Incorporation and By-Laws of the Buying Funds and Selling Funds.

Group A:	Selling Funds: Columbia High Income Fund, Columbia Total Return Bond Fund. Buying Fund: Columbia Short Term Bond Fund.

Group B:	Selling Funds: Columbia Conservative High Yield Fund, Columbia Core Bond Fund, Columbia Federal Securities Fund, Columbia Short-Intermediate Bond Fund. Buying Funds: Columbia Bond Fund, Columbia Intermediate Bond Fund.

Group C:	Selling Fund: RiverSource Short Duration U.S. Government Fund. Buying Funds: Columbia Income Opportunities Fund,[1] Columbia U.S. Government Mortgage Fund. [2]

Policy	Group A	Group B	Group C
Shareholder Liability

Shareholders of the Trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the Trust, and not because of his acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) will be entitled to be held harmless from and indemnified out of the assets of the Trust against all loss and expense arising from such claim or demand.

		The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.	Under Minnesota law, a shareholder’s liability to the corporation or its creditors is limited to paying the amount agreed to be paid for the shares which the shareholder holds or has agreed to purchase.

[1]

The Board of RiverSource Bond Series, Inc. has approved the Redomiciling of Columbia Income Opportunities Fund, a series of RiverSource Bond Series, Inc., into a newly created series of RiverSource Series Trust that has been named Columbia Income Opportunities Fund. The Redomiciling is subject to approval by shareholders of Columbia Income Opportunities Fund. If the Redomiciling is approved by shareholders of Columbia Income Opportunities Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Bond Series, Inc.

[2]

The Board of RiverSource Government Income Series, Inc. has approved the Redomiciling of Columbia U.S. Government Mortgage Fund, a series of RiverSource Government Income Series, Inc., into a newly created series of RiverSource Series Trust that has been named Columbia U.S. Government Mortgage Fund. The Redomiciling is subject to approval by shareholders of Columbia U.S. Government Mortgage Fund. If the Redomiciling is approved by shareholders of Columbia U.S. Government Mortgage Fund, it is expected that the Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Government Income Series, Inc. which, if the Redomiciling is approved, may thereafter be redomiciled.

D-1

Policy	Group A	Group B	Group C
Shareholder Voting Rights

Shareholders have only the powers to vote on matters as the Trustees may consider desirable and so authorize, and those voting powers expressly granted under the1940 Act or under the law of Delaware applicable to statutory trusts.

Shares may be voted in person or by proxy or in any manner authorized by the Trustees. On any matter that requires shareholder approval under the 1940 Act, whether shareholders are required to vote by series or class is determined by reference to the 1940 Act. On all other matters, all shares are voted in the aggregate and not by series or class unless the Trustees determine otherwise.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitle to a proportionate fractional vote.

There is no cumulative voting in the election of Trustees.

At all meetings of shareholders, each shareholder of record is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.

The shareholders have the power to vote (i) for the election of Trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or shareholder, (iii) with respect to termination of the Trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the Trust with the SEC (or any successor agency) or any State, or as the Trustees may consider necessary or desirable.

On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as a single class without regard to series or class of shares, except that shares may be voted by individual series or classes (1) when required by the 1940 Act, (2) when the Trustees have determined that the matter affects one or more series or classes of shares materially differently, or (3) when the matter affects only the interests of one or more series or classes.

There is no cumulative voting in the election of Trustees.

At all meetings of the shareholders, each shareholder of record entitled to vote is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.

Shareholders have the power to vote (i) for the election of Directors; (ii) on most amendments to the corporation’s Articles of Incorporation and on certain amendments to the corporation’s By-Laws; (iii) on certain proposed mergers and exchanges to which the corporation is a party; (iv) on the proposed sale of all or substantially all of the corporation’s property and assets not in the usual and regular course of its business; and (v) on the proposed dissolution of the corporation.

At all elections of Directors, each shareholder is entitled to as many votes equal to the number of dollars of net asset value of shares owned multiplied by the number of Directors to be elected and may cast all of such votes for a single Director or may distribute them among the number to be voted for, or any two or more of them.

The standard form of certifying resolution creating rights and preferences for series of capital stock provides that each share may be voted by series (i) as required by the provisions of the 1940 Act and all rules and regulations promulgated thereunder; (ii) when the board of directors determines that a matter affects series in a materially different way; or (iii) when the board of directors determines a matter affects only one or some of the series. In addition, under Minnesota law, shareholders are entitled to vote as separate series or classes with respect to certain amendments to the corporation’s Articles of Incorporation and on certain mergers and exchanges to which the corporation is a party.

D-2

Policy	Group A	Group B	Group C
Shareholder Meetings

The Trust is not required to hold annual meetings of shareholders.

Shareholders have the right to call special meetings and vote to remove Trustees but only if and to the extent the SEC staff takes the position by rule, interpretive letter or public release that Section 16(c) of the 1940 Act gives them such right. Otherwise, only the Trustees, the chairman of the Trustees or the president of the Trust may call shareholder meetings.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the Trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the Trustees deem necessary or desirable.

Regular shareholder meetings are not required; however, a majority of Directors present at a duly held meeting may call a regular meeting of shareholders by fixing the date, time and place for a meeting.

If a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding three percent or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders by written notice of demand given to the chief executive officer or chief financial officer. Within 30 days after receipt of the demand by one of those officers, the board of directors must cause a regular meeting of shareholders to be called and held on notice no later than 90 days after receipt of the demand, all at the expense of the Fund.

Special meetings of the shareholders may be called at any time as provided for by the laws of the State of Minnesota.

In addition, a special meeting of shareholders may be called at any time by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to directly or indirectly facilitate or effect a business combination must be called by 25% or more of the voting power of all shares entitled to vote.

Shareholder Quorum	Except when a larger quorum is required by applicable law, thirty-three and one-third percent (33 1/3%) of the shares entitled to vote constitutes a quorum at a shareholders’ meeting. When any one or more series or classes of the	The presence in person or by proxy of 30% of the votes entitled to be cast at a meeting constitutes a quorum. When any one or more series or classes votes as a single class	The holders of at least 10% of the shares outstanding and entitled to vote, present in person or by proxy, constitute a quorum, but the holders of a smaller amount may adjourn without further notice, other than by notice at the time, until a

D-3

Policy	Group A	Group B	Group C

Trust is to vote as a single class
separate from any other shares,
thirty-three and one-third percent
(33 1/3%) of the shares of each
such series or classes entitled to
vote constitutes a quorum at a
shareholder’s meeting of that
series.

A meeting may be adjourned,
whether or not a quorum is present,
by the vote of a majority of the
shares represented at the meeting,
either in person or by proxy. If a
meeting is adjourned, notice does
not need to be given of the
adjourned meeting date unless a
new record date for the adjourned
meeting is set or unless the
adjourned meeting is to take place
more than sixty (60) days from the
date set for the original meeting, in
which case the board of trustees
would be required to set a new
record date.

separate from any other shares
which are to vote on the same
matters as a separate class or
classes, 30% of the votes entitled to
be cast by each such class entitled
to vote constitutes a quorum at a
shareholders’ meeting of that class.

A meeting may be adjourned by a
majority of the votes properly cast
upon the question, whether or not a
quorum is present, and the meeting
may be held as adjourned within a
reasonable time after the date set
for the original meeting without
further notice.

quorum is secured at any such
adjourned meeting. In case a
quorum is not present, the meeting
may be adjourned without notice
other than by notice at the meeting.
At any adjourned meeting at which
a quorum may be present, any
business may be transacted which
might have been transacted at the
meeting as originally called.

Shareholder Consent	Any action taken by shareholders may be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter and holding a majority of the shares of any series or class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. Such consent is treated for all purposes as a vote taken at a meeting of shareholders.	Except as otherwise provided by law, the Declaration of Trust or the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the records of the Trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.	An action required or permitted to be taken at a shareholder meeting may be taken by written action signed, or consented to by authorized electronic communication, by all of the shareholders entitled to vote on that action. Such a written action is not effective if it is signed or consented to by fewer than all the shareholders entitled to vote on the action.

Notice to Shareholders of Record Date

Notice of any meeting of shareholders must be given by the Trustees, chairman of the Trustees or president not less than 7 days nor more than 120 days before the date of the meeting.

The Trustees may set a record date for the purpose of determining the shareholders entitled to vote or act at a shareholders’ meeting. The record date cannot be more than 120 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the Trustees at least 7 days before the meeting.

The Trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days or less than 7 days before the date of the meeting.

In general, shareholders who are entitled to vote at a shareholder meeting must be given notice of the meeting at least ten and not more than 60 days before the meeting. In certain cases, the notice of meeting must include specified information required by Minnesota law.

The board of directors can establish a record date for determining the shareholders who are entitled to vote at a shareholder meeting. The record date cannot be more than 60 days before the date of the meeting.

D-4

Policy	Group A	Group B	Group C
Shareholder Proxies

Shareholders my vote in person or by proxy.

Unless the Trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefacsimile, telephone or through the Internet, but if a proposal by anyone other than the officers or Trustees is submitted to a vote of the shareholders of any series or class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees, shares may be voted only in person or by written proxy unless the Trustees specifically authorize other permissible methods of transmission.

The Trustees may appoint inspectors for any meeting of shareholders, and these inspectors are charged with, among other things, determining the authenticity, validity and effect of proxies

Shareholders may vote in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

At each shareholder meeting, the polls may be opened and closed, the proxies and ballots may be received and taken in charge, and all questions touching the qualification of voters, the validity of proxies, and acceptances or rejections of votes may be decided by two (2) inspectors of election.

Minnesota law provides that shareholders can submit proxies in writing or by telephonic transmission or authenticated electronic communication. It also provides that the board of directors can establish procedures whereby a record holder can certify in writing that another person is the beneficial owner of shares, and the beneficial owner then can vote the shares or appoint a proxy.

Director/Trustee Power to Amend Organizational Document	The Trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust; provided that shareholders have the right to vote on any amendment if expressly required under Delaware law or the 1940 Act, or submitted to shareholders by the Trustees at their discretion.

The Trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then Trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The Trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

The Articles of Incorporation may be amended, altered, changed or repealed in a manner prescribed by the laws of the State of Minnesota.

Termination of Corporation/Trust	The Trust and any series thereof may be terminated at any time by the board of trustees with written notice to shareholders. To the extent the 1940 Act expressly allows shareholders the power to vote on such terminations, the Trust or any series thereof may be terminated by a vote of a majority of shares entitled to vote.

The Trust may be terminated by the Trustees with written notice to shareholders, or by the affirmative vote of at least two-thirds of the shares of each series entitled to vote.

Any series of or class may be terminated by the affirmative vote of at least two-thirds of the shares

In order to dissolve a Minnesota corporation, the affirmative vote of a majority of the voting power of all shares entitled to vote is required. In order to discontinue an individual class or series of shares without dissolving the corporation, an amendment to the corporation’s Articles of Incorporation is required. In order to adopt such an

D-5

Policy	Group A	Group B	Group C
of that series or class, or by the Trustees by written notice to the shareholders of that series or class.

amendment, shareholders must approve the amendment by the affirmative vote of the greater of (i) a majority of the voting power of the shares of that class or series present and entitled to vote or (ii) a majority of the voting power of the minimum number of shares of such class or series entitled to vote that would constitute a quorum for the transaction of business at the meeting (a “Minnesota Statutory Vote”).

The board of directors, acting without a shareholder vote, does not have the power to dissolve the corporation or to discontinue an individual class or series of shares.

Merger or Consolidation	The Trustees have the power to cause the Trust or any series to be merged or consolidated with another trust or company. The Trustees may accomplish such merger or consolidation with written notice to shareholders but without the vote of shareholders, unless such shareholder vote is required by law.	Subject to applicable laws, the Trustees may, without shareholder consent, cause the Trust or any series to be merged or consolidated with another trust or company. The Trustees may also transfer all or a substantial portion of the Trust’s assets to another fund or company.

In most cases, any merger or exchange in which a Minnesota corporation is not the continuing entity, and any sale of all or substantially all of the corporation’s property and assets not in the usual and regular course of its business, requires the affirmative vote of a majority of the voting power of all shares entitled to vote.

Any sale of the assets belonging to an individual series of shares of a Minnesota corporation in exchange for shares of another corporation or trust or shares of another series of the corporation, while leaving other series of the corporation outstanding, would require an amendment to the corporation’s Articles of Incorporation. In order to adopt such an amendment, shareholders of that series would have to approve the amendment by a Minnesota Statutory Vote.

Removal of Directors/Trustees

A Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees.

In addition, if required by Section 16(c) of the 1940 Act, any Trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

Trustees may be removed with or without cause by majority vote of the Trustees.

Under Minnesota law, the board of directors can remove a Director by a majority vote of the remaining Directors, but only if the Director was appointed by the board of directors to fill a vacancy and has not subsequently been elected by shareholders.

In all other cases, a Director can only be removed by shareholder

D-6

Policy	Group A	Group B	Group C
vote. In general, such removal requires the affirmative vote of the holders of a majority of the voting power of all shares entitled to vote at an election of Directors. However, where a corporation has cumulative voting (as do the Funds), unless the entire board of directors is removed simultaneously, a Director is not removed from the board of directors if there are cast against removal of the Director the votes of a proportion of the voting power sufficient to elect the Director at an election of the entire board of directors under cumulative voting.

Director/Trustee Committees

The Trust has two standing committees that may not be abolished: the Audit Committee and the Nominating Committee. Otherwise, the Trustees may, with a majority vote of the Trustees, appoint from their number other committees consisting of two or more Trustees which may be delegated such authority as the Trustees consider desirable. The Trustees may also abolish the non-standing committees with a majority vote of the Trustees.

Each committee may elect a chair and each committee must maintain records of its meetings and report its actions to the full board of trustees.

A majority of the authorized number of committee members shall constitute a quorum for the transaction of business of such committee, unless the board of trustees designates a lower percentage.

The Trustees may appoint from their own number and terminate committees consisting of one or more Trustees, which may exercise the powers and authority of the Trustees to the extent that the Trustees determine.

The corporation’s By-Laws provide that the board of directors may, by resolution passed by a majority of the whole board of directors, designate an Executive Committee of two or more Directors, which may meet at stated times or on notice to all by any of their number during intervals between meetings of the board of directors. The Executive Committee will advise with and aid the officers of the Fund in all matters concerning its interests and the management of its business, and generally perform such duties and exercise such powers as may be delegated to it from time to time by the board of directors.

The Board of Directors also may, by resolution passed by a majority of the whole Board of Directors, appoint any other committee or committees for any purpose or purposes, which committee or committees will have such powers as specified in the resolution of appointment. The quorum for such committee established by the board of directors is two members regardless of the number of members serving on the committee.

D-7

Policy	Group A	Group B	Group C
Director/Trustee Liability	Trustees will be liable to the Trust by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of the Trustee’s office.

Trustees are not subject to personal liability, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Additionally, Trustees are not personally liable for any neglect or wrong-doing of any officer, agent, or employee of the Trust or for any act or omission of any other Trustee.

Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts.

To the full extent permitted by the laws of the State of Minnesota, no Director of the Fund will be liable to the Fund or to its shareholders for monetary damages for breach of fiduciary duty as a Director but such limit on liability will be permitted only to the extent allowable under the provisions of the 1940 Act.

Under Minnesota law, the foregoing provision is not effective to eliminate a Director’s personal liability to the Funds or its shareholders for, among other things, (i) any breach of the Director’s duty of loyalty to the corporation or its shareholders; (ii) acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law; or (iii) any transaction from which the Director derived an improper personal benefit.

Director/Trustee Indemnification

The Trust indemnifies the Trustees against expenses, judgments, fines and settlements and other amounts actually and reasonably incurred in connection with any civil or criminal proceeding or investigations, if it is determined that the Trustee acted in good faith and reasonably believed 1) that his or her conduct was in the Trust’s best interests, and 2) that his or her conduct was at least not opposed to the Trust’s best interests, and 3) in the case of a criminal proceeding, that he or she had no reasonable cause to believe that the conduct was unlawful.

A Trustee will not, however, be indemnified 1) with respect to any matters where the Trustee is judged to be liable on the basis that a personal benefit was improperly received, whether or not the benefit resulted from action taken in that Trustee’s official capacity, 2) with respect to any matter where the Trustee is judged to be liable in the performance of his or her duty to the Trust unless the adjudicator determines that the Trustee was not liable as the result of conduct in (1) above and that the Trustee is fairly entitled to indemnification, and 3)

The Trust indemnifies each of its Trustees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and attorneys’ fees incurred in connection with the defense of any civil or criminal suit or action, except with respect to any matter (i) as to which a Trustee is finally adjudicated in any such action or proceeding not to have acted in good faith in reasonable belief that such Trustee’s action was in the best interests of the Trust; or (ii) where the Trustee acted in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Trustee’s office.

Expenses, including counsel fees, so incurred by any such Trustee (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) will be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Trustee to repay amounts so paid to the Trust if it is ultimately

Each person made or threatened to be made a party to or is involved (including, without limitation, as a witness) in any actual or threatened action, suit or proceeding whether civil, criminal, administrative, arbitration, or investigative, including a proceeding by or in the right of the Fund by reason of the former or present capacity as a Director of the Fund or who, while a Director of the Fund, is or was serving at the request of the Fund or whose duties as a Director involve or involved service as a director, officer, partner, trustee or agent of another organization or employee benefit plan, whether the basis of any proceeding is alleged action in an official capacity or in any capacity while serving as a director, officer, partner, trustee or agent, will be indemnified and held harmless by the Fund to the full extent authorized by the Minnesota Business Corporation Act, as the same or may hereafter be amended (but, in the case of any such amendment, only to the extent that

D-8

Policy	Group A	Group B	Group C

with respect to amounts paid to settle or dispose of an action with or without court approval unless a) approved by a majority vote of a quorum of Trustees who are not parties and are disinterested persons, or b) a written opinion of counsel is obtained.

Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of a proceeding upon a written undertaking by the Trustee to repay the amount advanced if it is ultimately determined that he or she is not entitled to indemnification, together with at least on of the following conditions to the advance: 1) security for the undertaking, 2) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances, or 3) a determination by a majority of a quorum of the Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel, based on a review of the readily available facts that there is reason to believe that the Trustee ultimately will be found entitled to indemnification.

determined that indemnification of such expenses is not authorized under the By-Laws, provided, however, that either (a) such Trustee shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments, or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, will have determined, based upon a review of readily available facts, that there is reason to believe that such Trustee will be found entitled to indemnification under the By-Laws.

such amendment permits the Fund to provide broader indemnification rights than the law permitted the Fund to provide prior to such amendment, or by any other applicable law as then in effect, against judgments, penalties, fines including, without limitation, excise taxes assessed against the person with respect to an employee benefit plan, settlements and reasonable expenses, including attorneys’ fees and disbursements, incurred in connection therewith and such indemnification will continue as to any person who has ceased to be a Director or officer and will inure to the benefit of the person’s heirs, executors and administrators provided, however, in an action brought against the Fund to enforce rights to indemnification, the Director will be indemnified only if the action was authorized by the board of directors of the Fund. The right to indemnification conferred by the Articles of Incorporation and By-Laws is a contract right and includes the right to be paid by the Fund in advance of the final disposition of a proceeding for expenses incurred in connection therewith provided, however, such payment of expenses will be made only upon receipt of a written undertaking by the Director to repay all amounts so paid if it is ultimately determined that the Director is not entitled to indemnification.

Any indemnification under the Articles of Incorporation or the By-Laws is not exclusive of any other rights of indemnification to which the Directors might otherwise be entitled. No indemnification will be made in violation of the Investment Company Act of 1940.

Dividends	The Trustees may declare and pay dividends and distributions to shareholders of each series from the assets of such series.	Dividends and distributions may be paid to shareholders from the Trust’s net income with the frequency as the Trustees may determine.	The corporation’s Articles of Incorporation provide that the Directors may declare and pay dividends in their discretion at any time and from time to time to the extent and from such sources as permitted by the laws of the State of Minnesota. Under Minnesota law, the board of directors can authorize a dividend if it determines that the corporation will be able to pay its debts in the ordinary course of business after paying the dividend.

D-9

Policy	Group A	Group B	Group C
Capitalization	The beneficial interest in the Trust shall at all times be divided into an unlimited number of shares, without par value.	The beneficial interest in the Trust shall at all times be divided into an unlimited number of shares without par value.	The Corporation’s articles of incorporation authorize the issuance of up to 10,000,000,000 shares of stock with a par value of $.01 per share. The board of directors can authorize the issuance of shares in such classes or series with such designations, preferences and relative, participating, optional or other special rights, or qualifications, limitations or restrictions thereof, as are stated in the Board resolution establishing the class or series. The board of directors can, without shareholder approval, increase or decrease the total number of authorized shares, or the authorized shares of a class or series, in the manner and to the extent set forth under “Directors’ Power to Amend Articles of Incorporation/Trustees’ Power to Amend Declaration of Trust” above.

Number of Directors/Trustees and Vacancies

The number of Trustees may be fixed by the Trustees from time to time by a written instrument signed, or a resolution approved at a duly constituted meeting, by a majority of the Trustees. Provided, however, that the number of Trustees cannot be fewer than 1 or more than 15.

Vacancies in the board of trustees may be filled by a majority of the remaining Trustees, even if less than a quorum, or by a sole remaining Trustee, unless the Trustees call a meeting of shareholders for the purpose of electing Trustees. In the event that at any time less than a majority of the Trustees holding office at that time were so elected by shareholders, the board of trustees will hold a shareholders’ meeting within 60 days for the election of Trustees to fill such vacancies on the board.

The Trustees may fix the number of Trustees, fill vacancies in the Trustees, including vacancies arising from an increase in the number of Trustees, or remove Trustees with or without cause.

Shareholders may fix the number of Trustees and elect Trustees at any meeting of Shareholders called by the Trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of Shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor.

There may be no fewer than two or more than 15 Directors. If a vacancy occurs in the board of directors by reason of death, resignation or otherwise, such vacancy may be filled for the unexpired term by a majority vote of the remaining Directors, even if the remaining number of Directors is less than a quorum.

D-10

Policy	Group A	Group B	Group C
Independent Chair of the Board	The Declaration of Trust does not require an independent chair of the board of trustees.	The Declaration of Trust and By-Laws do not require an independent chair of the board of Trustees.	The Corporation’s By-Laws require the board of directors to elect one independent member to serve as Chair of the board of directors whose duties include serving as the lead independent Director.

Inspection of Books and Records	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the Trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the Trust where it may be inspected by any shareholder.	Minnesota law requires the corporation (each Fund) to keep (i) a share register containing the names and addresses of its shareholders and the number and classes of shares held by each; (ii) records of all proceedings of shareholders for the last three years; (iii) records of all proceedings of the board of directors for the last three years; (iv) its Articles of Incorporation and Bylaws, as amended; (v) certain financial statements which Minnesota law requires the corporation (each Fund) to prepare; (vi) all reports to shareholders generally within the last three years; and (vii) a statement of the names and usual business addresses of its Directors and principal officers. The Fund’s shareholders and beneficial owners have the right, upon written demand stating the purpose, at any reasonable time to examine and copy those records which are reasonably related to the stated purpose, provided that the stated purpose is reasonably related to the person’s interest as a shareholder or beneficial owner.

Involuntary Redemption of Accounts	The Trustees may redeem, repurchase and transfer shares pursuant to applicable law.	The Trust has the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the Trustees; or (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the Trustees of the outstanding shares of the Trust or of any series or class.	The Fund may redeem the shares of a shareholder if the amount invested is less than an amount determined by the board of directors and set forth in the current Fund prospectus.

D-11

Exhibit E

Executive Officer and Director Information

RiverSource Government Income Series, Inc.

Information regarding the current executive officers of RiverSource Government Income Series, Inc. and the principal executive officer and directors of Columbia Management, is shown below.

Name, Year of Birth and Address	Position with the Companies and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111	President (Principal Executive Officer) (2010)	Senior Vice President and General Manager – Mutual Fund Products (2010)	President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 – January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Start Funds, December 2000 – December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 – December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 – October 2004

Amy K. Johnson (Born 1965) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Vice President (2006)	Senior Vice President and Chief Operating Officer (2010)	Chief Administrative Officer, Columbia Management, 2009 – April 2010 (previously Vice President – Asset Management and Trust Company Services, 2006 – 2009 and Vice President – Operations and Compliance, 2004 – 2006); Senior Vice President, Columbia Funds, Atlantic Funds and Nations Funds since May 2010; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc. 2001 – 2004

Jeffrey P. Fox (Born [1955]) 105 Ameriprise Financial Center Minneapolis, MN 55474	Treasurer (2002)	[None]	Chief Financial Officer, Columbia Management Investment Distributors, LLC (formerly RiverSource Fund Distributors, Inc.) and of Seligman Data Corp. since 2008; Vice President – Investment Accounting, Ameriprise Financial, Inc. since 2002; Chief Financial Officer, RiverSource Distributors, Inc. since 2006

Name, Year of Birth and Address	Position with the Companies and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Scott R. Plummer (Born 1959) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Vice President, General Counsel and Secretary (2006)	Vice President and Chief Legal Officer (2005)	Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since 2010; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

Michael A. Jones (Born 1959) 100 Federal Street Boston, MA 02110	Vice President (2010)	Director and President (2010)	President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Colin Moore (Born 1958) One Financial Center Boston, MA 02111	Senior Vice President (2010)	Director and Chief Investment Officer (2010)	Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

Linda J. Wondrack (Born 1964) One Financial Center Boston, MA 02111	Vice President (2010)	Vice President and Chief Compliance Officer (2010)	Senior Vice President and Chief Compliance Officer, Columbia Funds, since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

Name, Year of Birth and Address	Position with the Companies and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Neysa M. Alecu (Born [1964]) 2934 Ameriprise Financial Center Minneapolis, MN 55474	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	[None]	Vice President – Compliance, Ameriprise Financial, Inc., since 2008; Anti-Money Laundering Officer and Identity Theft Prevent Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc., since 2005; Compliance Director, Ameriprise Financial, Inc., 2004 – 2008

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02111	[None]	President and Director (2010)	President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010; Vice President, Columbia Funds, since 2006

Brian J. McGrane [ADDRESS]	[None]	Director, Senior Vice President and Chief Financial Officer	[•]

Columbia Funds Series Trust

Information regarding the current executive officers of the Trust, and the principal executive officer and directors of Columbia Management, is shown below.

Name, Year of Birth and Address	Position with the Trust and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111	President (Principal Executive Officer) (2009)	Senior Vice President and General Manager – Mutual Fund Products (2010)	President, RiverSource Funds since 2010; Senior Vice President and Chief Financial Officer, Columbia Funds, June 2008 – January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 – April 2010; Treasurer, Columbia Funds, October 2003 – May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Start Funds, December 2000 – December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 – December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 – October 2004
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111	Senior Vice President and Chief Financial Officer (Principal Financial Officer) (2009)	Vice President (2010)	Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Name, Year of Birth and Address	Position with the Trust and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Scott R. Plummer (Born 1959) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President, Secretary and Chief Legal Officer (2010)	Vice President and Chief Legal Officer (2005)	Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

Linda J. Wondrack (Born 1964) One Financial Center Boston, MA 02111	Senior Vice President and Chief Compliance Officer (2007)	Vice President and Chief Compliance Officer (2010)	Vice President, RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

William F. Truscott (Born 1960) 53600 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President (2010)	Chairman of the Board (previously President, Chairman of the Board and Chief Investment Officer from 2001 to April 2010) (2001)	Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958) One Financial Center Boston, MA 02111	Senior Vice President (2010)	Director and Chief Investment Officer (2010)	Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

Michael A. Jones (Born 1959) 100 Federal Street Boston, MA 02110	Senior Vice President (2010)	President and Director (2010)	President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Vice President, RiverSource Funds, since 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Amy K. Johnson (Born 1965) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President (2010)	Senior Vice President and Chief Operating Officer (2010)	Chief Administrative Officer, Columbia Management, 2009 – April 2010 (previously Vice President – Asset Management and Trust Company Services, 2006 – 2009 and Vice President – Operations and Compliance, 2004 – 2006); Vice President, RiverSource Funds, since 2006; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc. 2001 – 2004

Name, Year of Birth and Address	Position with the Trust and Year First Elected or Appointed to Office	Position with Columbia Management and Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111	Treasurer and Chief Accounting Officer (2008)	Vice President, Mutual Fund Administration (2010)	Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968) One Financial Center Boston, MA 02111	Deputy Treasurer (2010)	Vice President, Mutual Fund Administration (2010)	Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

Julian Quero (Born 1967) One Financial Center Boston, MA 02111	Deputy Treasurer (2008)	Vice President, Mutual Fund Administration (2010)	Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02111	Vice President (2006)	President and Director (2010)	President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Kathryn Thompson (Born 1967) One Financial Center Boston, MA 02111	Assistant Treasurer (2006)	[None]	Director, Mutual Fund Accounting Oversight and Treasury of Columbia Management, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Paul B. Goucher (Born 1968) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary (2010)	[None]	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Ryan C. Larrenaga (Born 1970) One Financial Center Boston, MA 02111	Assistant Secretary (2005)	[None]	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Christopher O. Petersen (Born 1970) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary (2010)	[None]	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

Brian J. McGrane [ADDRESS]	[None]	Director, Senior Vice President and Chief Financial Officer	[•]

186

EXHIBIT F

Director/Trustee Compensation

Total directors/trustees’ fees paid by each Fund and Columbia Funds Series Trust or RiverSource Government Income Series, Inc. to the directors/trustees are listed below for each Fund’s last fiscal year. No director/trustee listed below received pension or retirement benefits accrued as part of any Fund’s expenses in any Fund’s last fiscal year. All directors/trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Columbia RiverSource Boards or standing Committees, which are not reflected in the amounts shown.

Independent Director/Trustee Compensation from Funds

Fund	Blatz[1]	Boudreau[2]	Carlson[3]	Carlton[4]	Carmichael[5]	Flynn[6]
For Funds with fiscal years ending March 31
Columbia High Income Fund	N/A	$4,608	N/A	N/A	$5,546	N/A
Amount deferred	N/A	$1,571	N/A	N/A	$0	N/A
Columbia Total Return Bond Fund	N/A	$4,608	N/A	N/A	$5,546	N/A
Amount deferred	N/A	$1,571	N/A	N/A	$0	N/A
For Funds with fiscal years ending May 31
RiverSource Short Duration U.S. Government Fund	$1,779	N/A	$1,847	$1,684	N/A	$1,742
Amount deferred	$0	N/A	$0	$384	N/A	$672

[1]

During the calendar year ended December 31, 2009, Ms. Blatz deferred $0 of her total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Blatz’s account under that plan was $[•].

[2]

During the calendar year ended December 31, 2009, Mr. Boudreau deferred $81,627 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Boudreau’s account thereunder was $286,846.

[3]

During the calendar year ended December 31, 2009, Mr. Carlson deferred $0 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Carlson’s account under that plan was $[•].

[4]

During the calendar year ended December 31, 2009, Ms. Carlton deferred $64,000 of her total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Carlton’s account under that plan was $[•].

[5]

During the calendar year ended December 31, 2009, Mr. Carmichael deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Carmichael’s account thereunder was $1,056,273.

[6]

During the calendar year ended December 31, 2009, Ms. Flynn deferred $49,500 of her total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Flynn’s account under that plan was $[•].

Fund	Hawkins[7]	Hillard[8]	Jones[9]	Laikind[10]	Lewis[11]	Maher[12]
For Funds with fiscal years ending March 31
Columbia High Income Fund	$4,608	$4,530	N/A	N/A	N/A	N/A
Amount deferred	$83	$0	N/A	N/A	N/A	N/A
Columbia Total Return Bond Fund	$4,608	$4,530	N/A	N/A	N/A	N/A
Amount deferred	$83	$0	N/A	N/A	N/A	N/A
For Funds with fiscal years ending May 31
RiverSource Short Duration U.S. Government Fund	N/A	N/A	$1,801	$1,684	$3,725	$1,636
Amount deferred	N/A	N/A	$0	$544	$633	$1,636

[7]

During the calendar year ended December 31, 2009, Mr. Hawkins deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Hawkins’s account thereunder was $0.

[8]

During the calendar year ended December 31, 2009, Mr. Hilliard deferred $31,154 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Hilliard’s account thereunder was $605,201.

[9]

During the calendar year ended December 31, 2009, Ms. Jones deferred $0 of her total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Jones’ account under that plan was $[•].

[10]

During the calendar year ended December 31, 2009, Mr. Laikind deferred $0 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Laikind’s account under that plan was $[•].

[11]

During the calendar year ended December 31, 2009, Mr. Lewis deferred $60,000 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Lewis’s account under that plan was $[•].

[12]

During the calendar year ended December 31, 2009, Mr. Maher deferred $155,000 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Maher account under that plan was $[•].

Fund	Nagorniak[13]	Paglia[14]	Richie[15]	Shaw[16]	Taunton- Rigby[17]
For Funds with fiscal years ending March 31
Columbia High Income Fund	$3,908	N/A	N/A	$4,452	N/A
Amount deferred	$1,173	N/A	N/A	$2,226	N/A
Columbia Total Return Bond Fund	$3,908	N/A	N/A	$4,452	N/A
Amount deferred	$1,173	N/A	N/A	$2,226	N/A
For Funds with fiscal years ending May 31
RiverSource Short Duration U.S. Government Fund	N/A	$1,801	$1,705	N/A	$1,705
Amount deferred	N/A	$0	$0	N/A	$0

[13]

During the calendar year ended December 31, 2009, Mr. Nagorniak deferred $69,170 of his total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Mr. Nagorniak’s account thereunder was $130,303.

[14]

During the calendar year ended December 31, 2009, Ms. Paglia deferred $0 of her total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Paglia’s account under that plan was $[•].

[15]

During the calendar year ended December 31, 2009, Mr. Richie deferred $0 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Richie’s account under that plan was $[•].

[16]

During the calendar year ended December 31, 2009, Ms. Shaw deferred $132,587 of her total compensation from the Columbia Funds Complex pursuant to the Deferred Compensation Agreement. As of December 31, 2009, the value of Ms. Shaw’s account thereunder was $576,224.

[17]

During the calendar year ended December 31, 2009, Ms. Taunton-Rigby deferred $0 of her total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Taunton-Rigby’s account under that plan was $[•].

Interested Director/Trustee Compensation from Funds

Fund	Truscott[1]	Santomero[2]
For Funds with fiscal years ending March 31
Columbia High Income Fund	N/A	$4,139
Amount deferred	N/A	$1,931
Columbia Total Return Bond Fund	N/A	$4,139
Amount deferred	N/A	$1,931
For Funds with fiscal years ending May 31
RiverSource Short Duration U.S. Government Fund	$0	N/A
Amount deferred	$0	N/A

[1]

During the calendar year ended December 31, 2009, Mr. Truscott deferred $0 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Truscott’s account under that plan was $[•].

[2]

During the calendar year ended December 31, 2009, Mr. Santomero deferred $122,207 of his total compensation from the RiverSource Fund Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Santomero’s account under that plan was $203,951.

F-2

Aggregate Independent Director/Trustee Compensation for Calendar Year Ended December 31, 2009

Total Compensation from the RiverSource Fund Complex Paid to Independent Directors/Trustees for Calendar Year Ended December 31, 2009
Kathleen Blatz	$172,500
Edward J. Boudreau, Jr.	$295,000
Arne H. Carlson	$177,500
Pamela G. Carlton	$160,000
William P. Carmichael	$357,500
Patricia M. Flynn	$165,000
William A. Hawkins	$297,500
R. Glenn Hillard	$290,000
Anne P. Jones	$172,500
Jeffrey Laikind	$160,000
Stephen R. Lewis, Jr.	$400,000
John F. Maher	$155,000
John J. Nagorniak	$250,000
Catherine James Paglia	$177,500
Leroy C. Richie	$165,000
Minor M. Shaw	$287,500
Alison Taunton-Rigby	$165,000

Aggregate Interested Director/Trustee Compensation for Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Fund Complex Paid to Interested Directors/Trustee for the Calendar Year Ended December 31, 2009
William F. Truscott	$0
Anthony M. Santomero	$265,000

188

Exhibit G

Share Ownership of Nominees

As of September 30, 2010, the Nominees and officers of Columbia Funds Series Trust and RiverSource Government Income Series, Inc., as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Nominee, the amount of shares of each Fund beneficially owned by the Nominee. It also shows the aggregate value of all investments in shares of the Combined Fund Complex overseen or to be overseen by the Nominees, including notional amounts through the Deferred Compensation Agreement. Ownership information is presented in the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Nominee Ownership as of December 31, 2009

Fund	Kathleen Blatz	Edward J. Boudreau, Jr.	Pamela G. Carlton	William P. Carmichael	Patricia M. Flynn	William A. Hawkins
Columbia High Income Fund	N/A	A	N/A	A	N/A	A
Columbia Total Return Bond Fund	N/A	A	N/A	A	N/A	A
RiverSource Short Duration U.S. Government Fund	A	N/A	E	N/A	A	N/A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee	E	E	E*	E	E*	A

*	Total includes deferred compensation invested in share equivalents

Fund	R. Glenn Hilliard	Stephen R. Lewis, Jr.	John F. Maher	John J. Nagorniak	Catherine James Paglia	Leroy C. Richie
Columbia High Income Fund	A	N/A	N/A	A	N/A	N/A
Columbia Total Return Bond Fund	A	N/A	N/A	A	N/A	N/A
RiverSource Short Duration U.S. Government Fund	N/A	A	A	N/A	A	B
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee	E	E*	E*	E	E*	E

*	Total includes deferred compensation invested in share equivalents

Fund	Alison Taunton-Rigby	Minor M. Shaw
Columbia High Income Fund	N/A	A
Columbia Total Return Bond Fund	N/A	A
RiverSource Short Duration U.S. Government Fund	A	N/A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee	E	E

Interested Nominee Ownership as of December 31, 2009

Fund	William F. Truscott	Anthony M. Santomero
Columbia High Income Fund	N/A	A
Columbia Total Return Bond Fund	N/A	A
RiverSource Short Duration U.S. Government Fund	A	N/A
Aggregate Dollar Range of Shares in all Funds in the Combined Funds Complex Overseen or to be Overseen by the Nominee	E	E

G-1

Exhibit H

Board Governance Committee Charter – RiverSource Government Income Series, Inc.

Introduction

The Board of Directors/Trustees of each RiverSource Fund (the “Board”) is responsible for protecting the interests of each RiverSource Fund (each, a “Fund” and collectively, the “Funds”) and its shareholders. In this connection, the Board has established a Board Governance Committee (the “Committee”). The Board has adopted this Board Governance Committee Charter (the “Charter”) for purposes of delineating the scope of the Committee’s authority and responsibility, and defining key attributes of the Committee and its members.

Committee Purpose

The mission of the Committee under this Charter is to review and oversee Fund governance matters, including protecting and furthering the interest of the Funds and their shareholders on external matters.

Committee Authority and Responsibilities

To carry out its purpose, the Committee shall have the following powers and duties:

•	Governance Matters
o	Make recommendations to the Board on:
•	The responsibilities and duties of the Board;
•	The criteria to be used to determine the size and structure of the Board, and the background and characteristics of Independent Directors/Trustees of the Board (the “Independent Directors”);
•

The persons to serve as Board members based on approved criteria whenever necessary to fill a vacancy or in conjunction with a regular meeting of shareholders in which nominees are required to be submitted for a vote of shareholders;

•	The process for conducting the annual evaluation of the Board’s performance;
•	The nomination of the Board Chair, the members to serve on each committee of the Board, and the member who should serve as Chair of each committee; and
•	The compensation to be paid to the Independent Directors.
o	Have one or more of its members meet personally with each candidate for Board membership to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment.
o	Consider the individual professional and personal backgrounds of each Board candidate or nominee and assess how those would fit into the mix of experiences represented by the then-current Board.
o	Oversee the proxy voting policies and procedures with respect to voting proxies relating to portfolio securities.
o	Assist the Board Chair in furthering the interests of the Funds and their shareholders with respect to matters involving regulatory, governmental and investor organizations.

•	Reporting to Board
o	The Committee shall report quarterly to the Board, or more frequently as appropriate, on matters considered, conclusions reached, and action taken by the Committee. Recommendations to the Board or action recommended to be taken by the Board will be at the discretion of the Committee members and the Committee Chair.

The Committee shall be assigned such additional areas of responsibility as appropriate to assist the Board in meeting its fiduciary duties in an efficient and effective manner.

The members of the Committee shall serve as the directors of Board Services Corporation (“BSC”) as provided by the Operating Guidelines of BSC.

Committee Operations

The agenda for each Committee meeting shall be prepared under the direction and control of the Chair.

The Committee shall ordinarily meet in person; however, members may attend telephonically, and the Committee may act by written consent, to the extent permitted by law and by the Funds’ bylaws.

The Committee shall have the authority to meet privately and to admit non-members individually.

The Committee shall prepare and retain minutes of its meetings and appropriate documentation of decisions made outside of meetings by delegated authority.

The Committee shall evaluate its performance at least annually.

Committee Membership

The Committee shall be comprised exclusively of Independent Directors. Each member of the Committee, including the Chair, will be appointed by the vote of a majority of the Independent Directors then serving on the Board. Members of the Committee will serve at the pleasure of the Independent Directors on the Board.

Meetings

The Committee meets on the dates established on an annual agenda. The Committee may hold additional meetings as called by the Committee Chair, the Board Chair, or any two members of the Committee. A majority of the Committee will constitute a quorum. Every act done or decision made by a majority of the Committee members present at a meeting duly held at which a quorum is present will be regarded as the act of the Committee. At each meeting, the Committee will hold an executive session for Committee members and Independent Counsel only.

Miscellaneous

The Committee will have the resources and authority appropriate to discharge its responsibilities, including authority to retain experts or consultants, subject to the approval of the Independent Directors.

The Committee will review this Charter periodically, and will recommend any changes to the Board. The Board will initially review this Charter, and thereafter will review any material changes to this Charter recommended by the Committee. Board approval is required for initial adoption and any material changes to this Charter.

Effective Date

Adopted by the Board on January 10, 2008, amended on November 12, 2009 and further amended on January 13, 2010.

Governance Committee Charter – Columbia Funds Series Trust

1.	Membership. The governance committees (each, a “Governance Committee” and collectively, the “Governance Committees”) of the Boards of Trustees (the “Boards”) of Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust (each, a “Fund Company” and collectively, the “Fund Companies”) shall be composed entirely of Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940) of any Fund Company’s series (each, a “Fund” and collectively, the “Funds”), or any Fund’s investment adviser or principal underwriter (the “Independent Trustees”).

Each Board shall designate the members of its Governance Committee and shall either designate the Chairman or approve the method of selecting the Chairman. Each Governance Committee may include advisory members and/or “ex officio” members, who shall be entitled to participate in all meetings but shall not be entitled to vote with respect to matters considered by such Governance Committee. Unless the Chairman of a Fund Company’s Board is designated as a full member of that Board’s Governance Committee, the Chairman of the Board shall be an ex officio member of that Governance Committee.

2.	Purpose. Each Governance Committee has been established to make recommendations to its Board on issues related to the Independent Trustees and the composition and operation of the Board and to assume the duties, responsibilities and functions of the Board’s pre-existing Nominating Committee together with such additional duties, responsibilities and functions as are delegated to it from time to time.

The primary responsibilities of each Governance Committee include:

a.	generally overseeing issues of corporate governance of the Fund Companies;

b.	nominating Independent Trustees;

c.	addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment adviser or sub-adviser or any control affiliate thereof (“Unaffiliated Trustees”), including deferred compensation and retirement policies; and

d.	evaluating its Board and the Board’s committee structure as often as the Governance Committee deems necessary or desirable to determine whether each is functioning effectively. Each Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion.

3.	Specific Responsibilities and Powers. Each Governance Committee has the responsibility and power to:

a.	consider, as it deems necessary or appropriate, the candidacy of persons to fill existing or newly created Trustee vacancies, taking into consideration, among other factors that each Governance Committee may determine in its sole judgment, any or all of the following attributes: leadership, independence, interpersonal skills, financial acumen, business experience, industry knowledge and diversity of background or viewpoint. In considering candidates, each Board and its Governance Committee believe that no specific qualification or characteristic is controlling or paramount, or that specific qualities or skills are necessary for each candidate to possess;

b.	periodically assess, as it deems necessary or appropriate, the criteria for selection of potential Independent Trustees;

c.	identify and evaluate Independent Trustee candidates according to the relevant criteria;

d.	consider candidates submitted by shareholders or from other sources as it deems appropriate. Each Governance Committee shall be solely responsible for the selection and recommendation of candidates to its Board. Any recommendation should be submitted to Columbia Funds, c/o Secretary, at the principal address shown on its registration statement. Any submission should include at a minimum the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of any Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such stockholder believes such individual would or would not qualify as an Independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules thereunder (including such individual’s written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).

In the case of any Fund Company holding a meeting of shareholders for the election of Trustees, shareholder submissions will be considered for inclusion in the Fund’s proxy statement only if submitted by a date not earlier than the 365th calendar day before, and not later than the 60th calendar day before, the date on which the Fund Company’s Board has set a meeting date for the shareholder meeting at which the election of Trustees is to be considered. Any such submission must also contain such information as may be required by any relevant rule or regulation;

e.	periodically review and make recommendations to its full Board regarding Unaffiliated Trustee compensation;

f.	initiate, oversee and recommend changes to retirement and deferred compensation plans for its Unaffiliated Trustees;

g.	consider, oversee and implement any evaluation process of its Board, which may include evaluation of the structure, frequency and length of meetings, the structure and composition of the Board and Governance Committee and the general deliberative process of the Board, including information flow;

h.	report its activities to its full Board and to make such recommendations with respect to the matters described above and other matters as the Governance Committee may deem necessary or appropriate;

i.	establish, arrange for and coordinate the participation in, new Trustee orientation and continuing education or information programs for Trustees, as they deem appropriate. Any related costs shall be borne by the Funds; and

j.	evaluate on at least an annual basis the independence of counsel to the Independent Trustees, to make recommendations to the Independent Trustees regarding their determination of such counsel’s status as an “independent legal counsel” under applicable SEC rules, and to address matters relating to such engagement as the Committee deems appropriate.

4.	Procedural Matters.

a.	Each Governance Committee shall meet as often as it deems necessary. Each Governance Committee shall record minutes of meetings and shall invite management, counsel and representatives of service providers to attend meetings and provide information to each such Governance Committee as it may consider appropriate.

b.	Each Governance Committee shall conduct an annual self-evaluation of its performance and review this Charter as often as it deems appropriate in order to recommend any changes to its full Board. Each Governance Committee shall have such further responsibilities as are given to it from time to time by the Board. Each Governance Committee shall consult, as often as it deems appropriate, with management and counsel to the Company and to the Independent Trustees as to legal or regulatory developments affecting their responsibilities.

c.	Each Governance Committee shall have the resources and authority appropriate to discharge its responsibilities, including the authority to retain special counsel and other experts or consultants at the expense of the Funds. Each Governance Committee shall have the sole authority to retain and terminate any search firm to be used to identify Trustee candidates, including sole authority to approve the search firm’s fee and other retention terms.

Adopted: August 24, 2000

Last Amended: February 25, 2009

STATEMENT OF ADDITIONAL INFORMATION

[—], 2010

This Statement of Additional Information (the “SAI”) relates to the following proposed reorganizations (the “Reorganizations”):

(1)

Columbia High Income Fund, a series of Columbia Funds Series Trust and Columbia Conservative High Yield Fund, a series of Columbia Funds Series Trust I (each a “Selling Fund”) into Columbia Income Opportunities Fund, (formerly, RiverSource Income Opportunities Fund), a series of RiverSource Bond Series, Inc.[1] (a “Buying Fund”).

(2)	Columbia Total Return Bond Fund, a series of Columbia Funds Series Trust (a “Selling Fund”) into Columbia Intermediate Bond Fund, a series of Columbia Funds Series Trust I (a “Buying Fund”).

(3)	Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund, each a series of Columbia Funds Series Trust I (each a “Selling Fund”) into Columbia Bond Fund, a series of Columbia Funds Series Trust I (a “Buying Fund”).

(4)	RiverSource Short Duration U.S Government Fund, a series of RiverSource Government Income Series, Inc (a “Selling Fund”) into Columbia Short Term Bond Fund, a series or Columbia Funds Series Trust (a “Buying Fund”).

(5)

Columbia Federal Securities Fund, a series of Columbia Funds Series Trust I (a “Selling Fund”) into Columbia U.S. Government Mortgage Fund (formerly RiverSource U.S. Government Mortgage Fund), a series of RiverSource Government Income Series, Inc.[2] (a “Buying Fund”).

This SAI contains information which may be of interest to shareholders of the Selling Funds but which is not included in the combined Prospectus/Proxy Statement dated [—], 2010 (the “ Proxy Statement/Prospectus”) which relates to the Reorganizations. As described in the Proxy Statement/Prospectus, the Reorganizations would involve the transfer of all the assets of each Selling Fund in exchange for shares of the corresponding Buying Fund and the assumption of all the liabilities of each Selling Fund by the corresponding Buying Fund. Each Selling Fund would distribute the Buying Fund shares it receives to its shareholders in complete liquidation of each Selling Fund.

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus. The Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to each Buying Fund at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or calling 800.345.6611.

1.	The Board of RiverSource Bond Series, Inc. has approved the redomiciling of Columbia Income Opportunities Fund, a series of RiverSource Bond Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia Income Opportunities Fund (the “Income Opportunities Redomiciling”). The Income Opportunities Redomiciling is subject to approval by shareholders of Columbia Income Opportunities Fund. If the Income Opportunities Redomiciling is approved by shareholders of Columbia Income Opportunities Fund, it is expected that the Income Opportunities Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Income Opportunities Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Bond Series, Inc.
2.	The Board of RiverSource Government Income Series, Inc. has approved the redomiciling of Columbia U.S. Government Mortgage Fund, a series of RiverSource Government Income Series, Inc., into a newly created series of RiverSource Series Trust that has also been named Columbia U.S. Government Mortgage Fund (the “Mortgage Fund Redomiciling”). The Mortgage Fund Redomiciling is subject to approval by shareholders of Columbia U.S. Government Mortgage Fund. If the Mortgage Fund Redomiciling is approved by shareholders of Columbia U.S. Government Mortgage Fund, it is expected that the Mortgage Fund Redomiciling will occur prior to the Reorganizations, in which case the Buying Fund will be the newly created series of RiverSource Series Trust. If the Mortgage Fund Redomiciling has not been completed prior to the closing of the Reorganization, the Buying Fund will be the existing series of RiverSource Government Income Series, Inc.

Additional Information about Each Buying Fund	1

Independent Registered Public Accounting Firms	2

Financial Statements	2

Appendix A – Statement of Additional Information of Columbia Income Opportunities Fund and Columbia U.S. Government Mortgage Fund	A-1

Appendix B – Statement of Additional Information of Columbia Intermediate Bond Fund and Columbia Bond Fund	B-1

Appendix C – Statement of Additional Information of Columbia Short Term Bond Fund	C-1

Appendix D – Pro Forma Financial Statements of Columbia Income Opportunities Fund and Columbia U.S. Government Mortgage Fund, Columbia Intermediate Bond Fund, Columbia Bond Fund and Columbia Short Term Bond Fund

D-1

i

Additional Information about Each Buying Fund

Attached hereto as Appendix A is the Statement of Additional Information of Columbia Income Opportunities Fund (formerly, RiverSource Income Opportunities Fund) and Columbia U.S. Government Mortgage Fund (formerly, RiverSource U.S. Government Mortgage Fund) dated October 29, 2010, as supplemented.

Attached hereto as Appendix B is the Statement of Additional Information of Columbia Intermediate Bond Fund and Columbia Bond Fund dated November 1, 2010, as supplemented.

Attached hereto as Appendix C is the Statement of Additional Information of Columbia Short Term Bond Fund dated September 27, 2010, as supplemented.

1

Independent Registered Public Accounting Firms

Ernst & Young LLP located at 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900 is the independent registered public accounting firm for Columbia Income Opportunities Fund and Columbia U.S. Government Mortgage Fund, providing audit and other accounting and tax-related services as requested by the funds. The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Income Opportunities Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2010; and Columbia U.S. Government Mortgage Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2010 are incorporated by reference into this SAI. PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, is the independent registered public accounting firm for Columbia Intermediate Bond Fund, Columbia Bond Fund and Columbia Short Term Bond Fund, providing audit and other accounting and tax-related services as requested by the funds. The Report of Independent Registered Public Accounting Firm, Financial Highlights and Financial Statements included in Columbia Intermediate Bond Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010; Columbia Bond Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010; and Columbia Short Term Bond Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2010, are incorporated by reference into this SAI. The audited financial statements for Columbia Intermediate Bond Fund, Columbia Bond Fund and Columbia Short Term Bond Fund included in their respective Annual Reports to Shareholders and incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, given on their authority as experts in auditing and accounting. The audited financial statements for Columbia Income Opportunities Fund for the fiscal years ended on or after July 31, 2007 and Columbia U.S. Government Mortgage Fund for the fiscal years ended on or after May 31, 2008 incorporated by reference into this SAI have been so included and incorporated in reliance upon the reports of Ernst & Young LLP, given on their authority as experts in auditing and accounting. The information for the period ended July 31, 2006 for Columbia Income Opportunities Fund and for the periods ended on or before May 31, 2007 for Columbia U.S. Government Mortgage Fund has been audited by different auditors, whose reports reflected unqualified audit opinions. The audited financial statements for Columbia High Income Fund, Columbia Conservative High Yield Fund, Columbia Total Return Bond Fund, Columbia Core Bond Fund, Columbia Short Intermediate Bond Fund and Columbia Federal Securities Fund incorporated by reference into the Proxy Statement/Prospectus have been so included and incorporated in reliance upon the reports of PricewaterhouseCoopers LLP given on their authority as experts in auditing and accounting. The audited financial statements for RiverSource Short Duration U.S. Government Fund incorporated by reference into the Proxy Statement/Prospectus have been so included and incorporated in reliance upon the reports of Ernst & Young LLP given on their authority as experts in auditing and accounting, except for the information for the periods ended on or before May 31, 2007, which has been audited by other auditors.

Financial Statements

Pro forma financial statements of the Buying Funds for the Reorganizations are attached hereto as Appendix D.

2

Appendix A – Statement of Additional Information of Columbia Income Opportunities Fund (formerly, RiverSource Income Opportunities Fund) and Columbia U.S. Government Mortgage Fund (formerly, RiverSource U.S. Government Mortgage Fund)

A-1

STATEMENT OF ADDITIONAL INFORMATION

Oct. 29, 2010

Columbia Frontier Fund, Inc.
Class A: SLFRX	Class B: SLFBX	Class C: SLFCX
Class I: —	Class R: SFFRX	Class R4: SFFTX
Class R5: SFFIX	Class Z: CFOZX
Columbia Government Money Market Fund, Inc.
Class A: SCMXX	Class B: SCBXX	Class C: SCCXX
Class R: SMRXX	Class R5: SMIXX	Class Z: CGZXX
Columbia Seligman Communications and Information Fund, Inc.
Class A: SLMCX	Class B: SLMBX	Class C: SCICX
Class I: —	Class R: SCIRX	Class R3: SCIOX
Class R4: SCIFX	Class R5: SCMIX	Class Z: CCIZX
RiverSource Bond Series, Inc.
Columbia Floating Rate Fund
Class A: RFRAX	Class B: RSFBX	Class C: RFRCX
Class I: RFRIX	Class R: CFRRX	Class R4: —
Class R5: RFRFX	Class W: RFRWX	Class Z: CFRZX
Columbia Income Opportunities Fund
Class A: AIOAX	Class B: AIOBX	Class C: RIOCX
Class I: AOPIX	Class R: CIORX	Class R4: —
Class W: CIOWX	Class Z: CIOZX
Columbia Inflation Protected Securities Fund
Class A: APSAX	Class B: APSBX	Class C: RIPCX
Class I: AIPIX	Class R: RIPRX	Class R4: —
Class W: RIPWX	Class Z: CIPZX
Columbia Limited Duration Credit Fund
Class A: ALDAX	Class B: ALDBX	Class C: RDCLX
Class I: ALDIX	Class R4: —	Class W: RLDWX
Class Z: CLDZX
RiverSource California Tax-Exempt Trust
RiverSource California Tax-Exempt Fund
Class A: ICALX	Class B: ACABX	Class C: RCTCX
RiverSource Dimensions Series, Inc.
RiverSource Disciplined Small and Mid Cap Equity Fund
Class A: RDSAX	Class B: —	Class C: RDSCX
Class I: RDSIX	Class R4: —	Class W: RSDVX
RiverSource Disciplined Small Cap Value Fund
Class A: RDVAX	Class B: —	Class C: RDVCX
Class I: RCVIX	Class R: —	Class R3: —
RiverSource Diversified Income Series, Inc.
Columbia Diversified Bond Fund
Class A: INBNX	Class B: ININX	Class C: AXBCX
Class I: RDBIX	Class R: —	Class R3: RSDBX
Class R4: IDBYX	Class R5: RSVBX	Class W: RVBWX
Class Z: CDBZX
RiverSource Equity Series, Inc.
Columbia Mid Cap Growth Opportunity Fund
Class A: INVPX	Class B: IDQBX	Class C: AESCX
Class I: AQUIX	Class R: —	Class R3: —
Class R4: IESYX	Class Z: CVOZX
RiverSource Global Series, Inc.
Columbia Absolute Return Currency and Income Fund
Class A: RARAX	Class B: —	Class C: RARCX
Class I: RVAIX	Class W: RACWX	Class Z: CACZX
Columbia Emerging Markets Bond Fund
Class A: REBAX	Class B: —	Class C: REBCX
Class I: RSMIX	Class R4: —	Class W: REMWX
Class Z: CMBZX
Columbia Global Bond Fund
Class A: IGBFX	Class B: IGLOX	Class C: AGBCX
Class I: AGBIX	Class R: —	Class R4: RGBRX
Class W: RGBWX	Class Z: CGBZX

Columbia Emerging Markets Opportunity Fund
Class A: IDEAX	Class B: IEMBX	Class C: RMCEX
Class I: RSRIX	Class R: REMRX	Class R4: —
Class R5: REMFX	Class W: CMOWX	Class Z: CEOZX
Columbia Global Equity Fund
Class A: IGIGX	Class B: IDGBX	Class C: RGCEX
Class I: —	Class R: —	Class R4: IDGYX
Class R5: RGERX	Class W: —	Class Z: CGEZX
Columbia Global Extended Alpha Fund
Class A: RTAAX	Class B: —	Class C: RTACX
Class I: —	Class R: REAOX	Class R4: REYRX
Class Z: CEAZX
Threadneedle Global Equity Income Fund
Class A: RTNAX	Class B: —	Class C: RTNEX
Class I: —	Class R: RGEOX	Class R4: RGEYX
RiverSource Government Income Series, Inc.
Columbia U.S. Government Mortgage Fund
Class A: AUGAX	Class B: AUGBX	Class C: AUGCX
Class I: RVGIX	Class R4: RSGYX	Class Z: CUGZX
RiverSource Short Duration U.S. Government Fund
Class A: IFINX	Class B: ISHOX	Class C: AXFCX
Class I: AGMIX	Class R: RSDRX	Class R4: IDFYX
Class W: RSDWX
RiverSource High Yield Income Series, Inc.
Columbia High Yield Bond Fund
Class A: INEAX	Class B: IEIBX	Class C: APECX
Class I: RSHIX	Class R: —	Class R3: —
Class R4: RSHYX	Class R5: RSHRX	Class W: RHYWX
Class Z: CHYZX
RiverSource Income Series, Inc.
Columbia Income Builder Fund
Class A: RBBAX	Class B: RBBBX	Class C: RBBCX
Class R4: —	Class R: CBURX	Class Z: CBUZX
Columbia Income Builder Fund II
Class A: RSMAX	Class B: RSMBX	Class C: RSMCX
Class R4: —
Columbia Income Builder Fund III
Class A: RSBAX	Class B: REIVX	Class C: RIECX
Class R4: —
RiverSource International Managers Series, Inc.
Columbia Multi-Advisor International Value Fund
Class A: APIAX	Class B: AXIBX	Class C: APICX
Class I: APRIX	Class R4: —	Class Z: CMVZX
RiverSource Partners International Select Growth Fund
Class A: AXGAX	Class B: APIBX	Class C: RIACX
Class I: AIGGX	Class R: RISRX	Class R4: —
Class R5: RISSX
RiverSource Partners International Small Cap Fund
Class A: AISCX	Class B: APNBX	Class C: RISLX
Class I: RPSCX	Class R: —	Class R4: —
Class R5: —
RiverSource International Series, Inc.
Columbia Asia Pacific ex-Japan Fund
Class A: CAJAX	Class C: CAJCX	Class R: CAJRX
Class R5: TAPRX	Class Z: CAJZX
Columbia European Equity Fund
Class A: AXEAX	Class B: AEEBX	Class C: REECX
Class I: —	Class R4: —	Class Z: CEEZX
RiverSource Disciplined International Equity Fund
Class A: RDIAX	Class B: RDIBX	Class C: RDICX
Class I: RSDIX	Class R: RDIOX	Class R4: RDIRX
Class W: RDIWX

Threadneedle International Opportunity Fund
Class A: INIFX	Class B: IWWGX	Class C: ROPCX
Class I: ATNIX	Class R: —	Class R4: IDIYX
RiverSource Investment Series, Inc.
Columbia Diversified Equity Income Fund
Class A: INDZX	Class B: IDEBX	Class C: ADECX
Class I: ADIIX	Class R: RDEIX	Class R3: RDERX
Class R4: IDQYX	Class R5: RSEDX	Class W: —
Class Z: CDVZX
Columbia Large Growth Quantitative Fund
Class A: RDLAX	Class B: —	Class C: RDLCX
Class I: RDLIX	Class R: —	Class R4: RDLFX
Class W: RDLWX	Class Z: CLQZX
Columbia Large Value Quantitative Fund
Class A: RLCAX	Class B: —	Class C: RDCCX
Class I: —	Class R: RLCOX	Class R4: RLCYX
Class W: RLCWX	Class Z: CVQZX
Columbia Mid Cap Value Opportunity Fund
Class A: AMVAX	Class B: AMVBX	Class C: AMVCX
Class I: RMCIX	Class R: RMVTX	Class R3: RMCRX
Class R4: RMCVX	Class R5: RSCMX	Class W: —
Class Z: CMOZX
RiverSource Balanced Fund
Class A: INMUX	Class B: IDMBX	Class C: RVBCX
Class R: RVBRX	Class R4: IDMYX	Class R5: RVBSX
RiverSource Large Cap Series, Inc.
Columbia Large Core Quantitative Fund
Class A: AQEAX	Class B: AQEBX	Class C: RDCEX
Class I: ALEIX	Class R: —	Class R4: RQEYX
Class R5: RSIPX	Class W: RDEWX	Class Z: CCRZX
RiverSource Managers Series, Inc.
Columbia Multi-Advisor Small Cap Value Fund
Class A: ASVAX	Class B: ASVBX	Class C: APVCX
Class I: —	Class R: RSVTX	Class R3: RSVRX
Class R4: RSGLX	Class R5: RSCVX	Class Z: CMAZX
RiverSource Partners Fundamental Value Fund
Class A: AFVAX	Class B: AFVBX	Class C: AFVCX
Class I: AFVIX	Class R4: —
RiverSource Market Advantage Series, Inc.
Columbia Portfolio Builder Aggressive Fund
Class A: AXBAX	Class B: AXPBX	Class C: RBGCX
Class R: CPARX	Class R4: —	Class Z: CPAZX
Columbia Portfolio Builder Conservative Fund
Class A: ABDAX	Class B: ABBDX	Class C: RPCCX
Class R: CBURX	Class R4: —	Class Z: CBVZX
Columbia Portfolio Builder Moderate Aggressive Fund
Class A: AXMAX	Class B: ABMBX	Class C: AGECX
Class R: CBARX	Class R4: —	Class Z: CBAZX
Columbia Portfolio Builder Moderate Conservative Fund
Class A: AUCAX	Class B: AMDBX	Class C: RBMCX
Class R: CPMRX	Class R4: —	Class Z: CPMZX
Columbia Portfolio Builder Moderate Fund
Class A: ABUAX	Class B: AURBX	Class C: AMTCX
Class R: CBMRX	Class R4: —	Class Z: CBMZX
Columbia Portfolio Builder Total Equity Fund
Class A: AXTAX	Class B: AXTBX	Class C: RBTCX
Class R4: —
RiverSource S&P 500 Index Fund
Class A: ADIDX	Class Z: ADIEX
RiverSource Small Company Index Fund
Class A: ISIAX	Class B: ISIBX	Class R4: ISCYX

RiverSource Money Market Series, Inc.
Columbia Money Market Fund
Class A: IDSXX	Class B: ACBXX	Class C: RCCXX
Class I: RCIXX	Class R: RVRXX	Class R5: —
Class W: RCWXX	Class Z: IDYXX
RiverSource Sector Series, Inc.
Columbia Dividend Opportunity Fund
Class A: INUTX	Class B: IUTBX	Class C: ACUIX
Class I: RSOIX	Class R: RSOOX	Class R4: RSORX
Class R5: RSDFX	Class W: —	Class Z: CDOZX
RiverSource Real Estate Fund
Class A: ARLAX	Class B: AESBX	Class C: RRECX
Class I: AESIX	Class R4: —	Class W: RREWX
RiverSource Selected Series, Inc.
RiverSource Precious Metals and Mining Fund
Class A: INPMX	Class B: INPBX	Class C: RPMCX
Class I: —	Class R4: AEVYX
RiverSource Series Trust
Columbia 120/20 Contrarian Equity Fund
Class A: RCEAX	Class B: RZZBX	Class C: RECCX
Class I: —	Class Z: CCEZX
Columbia Recovery and Infrastructure Fund
Class A: RRIAX	Class B: RRIBX	Class C: RRICX
Class I: RRIIX	Class R: RRIRX	Class R4: RRIYX
Class R5: RRIZX	Class Z: CRIZX
Columbia Retirement Plus 2010 Fund
Class A: —	Class C: CRTCX	Class R: —
Class Y: RSSPX
Columbia Retirement Plus 2015 Fund
Class A: —	Class C: CRPCX	Class R: —
Class Y: RSFNX
Columbia Retirement Plus 2020 Fund
Class A: —	Class C: CRUCX	Class R: —
Class Y: RSNFX
Columbia Retirement Plus 2025 Fund
Class A: —	Class C: CRLCX	Class R: —
Class Y: RSMEX
Columbia Retirement Plus 2030 Fund
Class A: —	Class C: CRRCX	Class R: —
Class Y: RPTYX
Columbia Retirement Plus 2035 Fund
Class A: —	Class C: CRPZX	Class R: —
Class Y: RPOYX
Columbia Retirement Plus 2040 Fund
Class A: —	Class C: CRWCX	Class R: —
Class Y: RPFYX
Columbia Retirement Plus 2045 Fund
Class A: —	Class C: CRFCX	Class R: —
Class R4: RSNNX	Class Y: RRPYX
RiverSource Special Tax-Exempt Series Trust
Columbia Minnesota Tax-Exempt Fund
Class A: IMNTX	Class B: IDSMX	Class C: RMTCX
Class Z: CMNZX
RiverSource New York Tax-Exempt Fund
Class A: INYKX	Class B: —	Class C: RNTCX
RiverSource Strategic Allocation Series, Inc.
Columbia Strategic Allocation Fund
Class A: IMRFX	Class B: IMRBX	Class C: RSSCX
Class I: —	Class R: —	Class R4: IDRYX
Class Z: CSAZX
RiverSource Strategic Income Allocation Fund
Class A: RSGAX	Class B: RIABX	Class C: RAICX
Class R: RSDOX	Class R4: RSTRX	Class R5: RSFRX

RiverSource Strategy Series, Inc.
Columbia Equity Value Fund
Class A: IEVAX	Class B: INEGX	Class C: REVCX
Class I: —	Class R: REVRX	Class R3: RSEVX
Class R4: AEVYX	Class R5: RSEYX	Class W: —
Class Z: CEVZX
RiverSource Tax-Exempt Income Series, Inc.
RiverSource Tax-Exempt High Income Fund
Class A: INHYX	Class B: IHYBX	Class C: AHECX
RiverSource Tax-Exempt Series, Inc.
Columbia AMT-Free Tax-Exempt Bond Fund
Class A: INTAX	Class B: ITEBX	Class C: RTCEX
Class Z: CATZX
RiverSource Intermediate Tax-Exempt Fund
Class A: INFAX	Class B: INFBX	Class C: RTICX
Seligman Capital Fund, Inc.
Class A: SCFIX	Class B: SLCBX	Class C: SCLCX
Class I: —	Class R: SCFRX	Class R5: SCLIX
Seligman Global Fund Series, Inc.
Columbia Seligman Global Technology Fund
Class A: SHGTX	Class B: SHTBX	Class C: SHTCX
Class I: —	Class R: SGTRX	Class R4: SGTSX
Class R5: SGTTX	Class Z: CSGZX
Seligman Growth Fund, Inc.
Class A: SGRFX	Class B: SGBTX	Class C: SGRCX
Class I: —	Class R: SGRFX	Class R4: SGRSX
Class R5: SGFIX
Seligman LaSalle Real Estate Fund Series, Inc.
RiverSource LaSalle Global Real Estate Fund
Class A: SLDAX	Class C: SLDCX	Class I: —
Class R: SLDRX	Class R4: SLDTX	Class R5: SLDIX
RiverSource LaSalle Monthly Dividend Real Estate Fund
Class A: SREAX	Class B: SREBX	Class C: SRECX
Class I: —	Class R: SRERX	Class R4: SLRCX
Class R5: SREIX

Seligman Municipal Fund Series, Inc.
Seligman Minnesota Municipal Class
Class A: SMNNX	Class C: SMNCX
Seligman National Municipal Class
Class A: SNXEX	Class C: SNACX
Seligman New York Municipal Class
Class A: SNYTX	Class C: SNYCX
Seligman Municipal Series Trust
Seligman California Municipal High Yield Series
Class A: SCHYX	Class C: SCHCX
Seligman California Municipal Quality Series
Class A: SCTQX	Class C: SCQCX
Seligman TargetHorizon ETF Portfolios, Inc.
Seligman TargETFund 2015*
Class A: STJAX	Class B: —	Class C: STJCX
Class R: STJRX	Class R5: STJIX
Seligman TargETFund 2025*
Class A: STKAX	Class B: —	Class C: STKCX
Class R: STKRX	Class R5: STKIX
Seligman TargETFund 2035*
Class A: STZAX	Class B: —	Class C: STZCX
Class R: STZRX	Class R5: STZIX
Seligman TargETFund 2045*
Class A: STQAX	Class B: —	Class C: STQCX
Class R: STQRX	Class R5: STQIX
Seligman TargETFund Core*
Class A: SHVAX	Class B: —	Class C: SHVCX
Class R: SHVRX	Class R5: SHVIX
Seligman Value Fund Series, Inc.
Columbia Select Large-Cap Value Fund
Class A: SLVAX	Class B: SLVBX	Class C: SLVCX
Class I: —	Class R: SLVRX	Class R4: SLVTX
Class R5: SLVIX	Class W: CSVWX	Class Z: CSVZX
Columbia Select Smaller-Cap Value Fund
Class A: SSCVX	Class B: SSCBX	Class C: SVMCX
Class I: —	Class R: SSVRX	Class R4: SSLRX
Class R5: SSVIX	Class Z: CSSZX

*	Effective May 28, 2010 the funds are no longer open to new investors. All outstanding shares of each fund are anticipated to be redeemed on or about Nov. 30, 2010.

This is the Statement of Additional Information (“SAI”) for each of the funds listed on the previous pages. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus, the date of which can be found in Table 1 of this SAI.

Each fund’s financial statements for its most recent fiscal period are contained in the fund’s annual or semiannual report to shareholders. The Independent Registered Public Accounting Firm’s Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities and any applicable Schedule of Affiliated Funds, contained in the Annual Report, are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial intermediary (or selling/servicing agent) or write to the family of funds, which includes Columbia, RiverSource, Seligman and Threadneedle branded funds (collectively, the “Fund Family”), at c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, call 800.345.6611 or visit columbiamanagement.com.

Each fund is governed by a Board of Directors/Trustees (the “Board”) that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds’ investment manager, Columbia Management Investment Advisers, LLC (the “investment manager” or “Columbia Management”), a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following pages.

Statement of Additional Information – Oct. 29, 2010

1

List of Tables

2

Table 1. Fund Fiscal Year Ends, Prospectus Date and Investment Categories

Fund	Fiscal Year End	Prospectus Date	Fund Investment Category
Columbia 120/20 Contrarian Equity	April 30	June 29, 2010	Equity
Columbia Absolute Return Currency and Income	October 31	Dec. 30, 2009	Taxable fixed income*
Columbia AMT-Free Tax-Exempt Bond	November 30	Jan. 29, 2010	Tax-exempt fixed income
Columbia Asia Pacific ex-Japan	October 31	Dec. 30, 2009	Equity
Columbia Diversified Bond	August 31	Oct. 29, 2010	Taxable fixed income
Columbia Diversified Equity Income	September 30	Nov. 27, 2009	Equity
Columbia Dividend Opportunity	June 30	Aug. 27, 2010	Equity
Columbia Emerging Markets Bond	October 31	Dec. 30, 2009	Taxable fixed income
Columbia Emerging Markets Opportunity	October 31	Dec. 30, 2009	Equity
Columbia Equity Value	March 31	May 28, 2010	Equity
Columbia European Equity	October 31	Dec. 30, 2009	Equity
Columbia Floating Rate	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Frontier	October 31	Dec. 30, 2009	Equity
Columbia Global Bond	October 31	Dec. 30, 2009	Taxable fixed income
Columbia Global Equity	October 31	Dec. 30, 2009	Equity
Columbia Global Extended Alpha Fund	October 31	Dec. 30, 2009	Equity
Columbia Government Money Market	December 31	March 1, 2010	Taxable Money Market
Columbia High Yield Bond	May 31	July 30, 2010	Taxable fixed income
Columbia Income Builder Fund	January 31**	April 1, 2010	Fund-of-funds – fixed income
Columbia Income Builder Fund II	January 31**	April 1, 2010	Fund-of-funds – fixed income
Columbia Income Builder Fund III	January 31**	April 1, 2010	Fund-of-funds – fixed income
Columbia Income Opportunities	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Inflation Protected Securities	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Large Core Quantitative Equity	July 31	Sept. 27, 2010	Equity
Columbia Large Growth Quantitative	September 30	Nov. 27, 2009	Equity
Columbia Large Value Quantitative	September 30	Nov. 27, 2009	Equity
Columbia Limited Duration Credit	July 31	Sept. 27, 2010	Taxable fixed income
Columbia Mid Cap Growth Opportunity	November 30	Jan. 22, 2010	Equity
Columbia Mid Cap Value Opportunity	September 30	Nov. 27, 2009	Equity
Columbia Minnesota Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income
Columbia Money Market	July 31	Sept. 27, 2010	Taxable money market
Columbia Multi-Advisor International Value	October 31	Dec. 30, 2009	Equity
Columbia Multi-Advisor Small Cap Value	May 31	July 30, 2010	Equity
Columbia Portfolio Builder Aggressive	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Portfolio Builder Conservative	January 31	April 1, 2010	Fund-of-funds – fixed income
Columbia Portfolio Builder Moderate	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Portfolio Builder Moderate Aggressive	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Portfolio Builder Moderate Conservative	January 31	April 1, 2010	Fund-of-funds – fixed income
Columbia Portfolio Builder Total Equity	January 31	April 1, 2010	Fund-of-funds – equity
Columbia Recovery and Infrastructure	April 30	June 29, 2010	Equity
Columbia Retirement Plus 2010	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2015	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2020	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2025	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2030	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2035	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2040	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Retirement Plus 2045	April 30	June 29, 2010	Fund-of-funds – equity
Columbia Select Large-Cap Value	December 31	March 1, 2010	Equity
Columbia Select Smaller-Cap Value	December 31	March 1, 2010	Equity
Columbia Seligman Communications and Information	December 31	March 1, 2010	Equity
Columbia Seligman Global Technology	October 31	Dec. 30, 2009	Equity

3

Fund	Fiscal Year End	Prospectus Date	Fund Investment Category
Columbia Strategic Allocation	September 30	Nov. 27, 2009	Balanced
Columbia U.S. Government Mortgage	May 31	July 30, 2010	Taxable fixed income
RiverSource Balanced	September 30	Nov. 27, 2009	Balanced
RiverSource California Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income
RiverSource Disciplined International Equity	October 31	Dec. 30, 2008	Equity
RiverSource Disciplined Small and Mid Cap Equity	July 31	Sept. 27, 2010	Equity
RiverSource Disciplined Small Cap Value	July 31	Sept. 27, 2010	Equity
RiverSource Intermediate Tax-Exempt	November 30	Jan. 29, 2010	Tax-exempt fixed income
RiverSource LaSalle Global Real Estate	December 31	March 1, 2010	Equity
RiverSource LaSalle Monthly Dividend Real Estate	December 31	March 1, 2010	Equity
RiverSource New York Tax-Exempt	August 31	Oct. 29, 2010	State tax-exempt fixed income
RiverSource Partners Fundamental Value	May 31	July 30, 2010	Equity
RiverSource Partners International Select Growth	October 31	Dec. 30, 2009	Equity
RiverSource Partners International Small Cap	October 31	Dec. 30, 2009	Equity
RiverSource Precious Metals and Mining	March 31	May 28, 2010	Equity
RiverSource Real Estate	June 30	Aug. 27, 2010	Equity
RiverSource S&P 500 Index	January 31	April 1, 2010	Equity
RiverSource Short Duration U.S. Government	May 31	July 30, 2010	Taxable fixed income
RiverSource Small Company Index	January 31	April 1, 2010	Equity
RiverSource Strategic Income Allocation	September 30	Nov. 27, 2009	Taxable fixed income*
RiverSource Tax-Exempt High Income	November 30	Jan. 29, 2010	Tax-exempt fixed income
Seligman California Municipal High-Yield	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman California Municipal Quality	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman Capital	December 31	March 1, 2010	Equity
Seligman Growth	December 31	March 1, 2010	Equity
Seligman Minnesota Municipal	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman National Municipal	September 30	Nov. 27, 2009	Tax-exempt fixed income
Seligman New York Municipal	September 30	Nov. 27, 2009	State tax-exempt fixed income
Seligman TargETFund 2015	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund 2025	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund 2035	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund 2045	September 30	Nov. 27, 2009	Fund-of-funds – equity
Seligman TargETFund Core	September 30	Nov. 27, 2009	Fund-of-funds – equity
Threadneedle Global Equity Income Fund	October 31	Dec. 30, 2009	Equity
Threadneedle International Opportunity	October 31	Dec. 30, 2009	Equity

*	The taxable fixed income fund investment category includes Columbia Absolute Return Currency and Income Fund, which is an alternative investment strategy. Although RiverSource Strategic Income Allocation Fund is a taxable fixed income fund, it may invest up to 10% of its portfolio in equity securities.
**	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 to Jan. 31, 2008. For years prior to 2008, the fiscal period ended May 31.

4

Fundamental and Nonfundamental Investment Policies

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund (i.e., shareholders) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund’s other investment policies, each fund, subject to certain limitations, may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval. The chart below shows fund-specific policies that may be changed only with shareholder approval. The chart indicates whether or not the fund has a policy on a particular topic. A dash indicates that the fund does not have a policy on a particular topic. Please see “Investment Strategies and Types of Investments” for more information regarding your fund’s investment strategies. The specific policy is stated in the paragraphs that follow the table.

Table 2. Fundamental Policies

Fund	A Buy or sell real estate	B Buy or sell commodities	C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%		G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/sell short
Columbia 120/20 Contrarian Equity	A1	B4	C1	D1	E8	—		G1	H1	I1	J1	—
Columbia Absolute Return Currency and Income	A1	B1	—	—	E7	—		G1	H1	I1	J1	—
Columbia AMT-Free Tax-Exempt Bond	A1	B1	C1	D1	—	F3	(a)	G1	H1	I1	J1	—
Columbia Asia Pacific ex-Japan	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—
Columbia Diversified Bond	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Diversified Equity Income	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Dividend Opportunity	A1	B1	C1	D1	—	—		G1	H1	I1	J1	—
Columbia Emerging Markets Bond	A1	B3	—	—	E5	—		G1	H1	I1	J1	—
Columbia Emerging Markets Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Equity Value	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia European Equity	A1	B1	—	—	E1	—		G1	H1	I1	J1	—
Columbia Floating Rate	A1	B3	C1	D1	E6	—		G1	H1	I1	J1	—
Columbia Global Bond	A1	B1	C1	—	E1	—		G1	H1	I1	J1	—
Columbia Global Equity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Global Extended Alpha	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—
Columbia Government Money Market	A6	—	C4	C4	E11	—		G3	H5	J3	J3	G3
Columbia High Yield Bond	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Income Builder Fund*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Income Builder Fund II*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Income Builder Fund III*	A1	B3	C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Income Opportunities	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Inflation Protected Securities	A1	B1	—	—	E1	—		G1	H1	I1	J1	—
Columbia Large Core Quantitative	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Large Growth Quantitative	A1	B2	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Large Value Quantitative	A1	B2	C2	C2	E1	—		G1	H1	I1	J1	—
Columbia Limited Duration Credit	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Mid Cap Growth Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Mid Cap Value Opportunity	A1	B1	C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Minnesota Tax-Exempt	A1	B1	—	—	—	F1		G1	H1	I1	J1	—
Columbia Money Market	A2	A2	C1	D1	—	—		G1	H1	I1	J1	K1

5

Fund	A Buy or sell real estate	B Buy or sell commodities		C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%		G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/sell short
Columbia Multi-Advisor International Value	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
Columbia Multi-Advisor Small Cap Value	A1	B2		—	—	E1	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Aggressive*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Conservative*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Moderate*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Moderate Aggressive*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Moderate Conservative*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Portfolio Builder Total Equity*	A1	B1		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Recovery and Infrastructure	A1	B3		—	—	E1	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2010*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2015*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2020*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2025*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2030*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2035*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2040*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Retirement Plus 2045*	A1	B3		C2	C2	E2	—		G1	H1	I1	J1	—
Columbia Select Large-Cap Value	A3	B6		C3	C3	E10	—		G2	H4	J2	J2	K3
Columbia Select Smaller-Cap Value	A3	B6		C3	C3	E10	—		G2	H4	J2	J2	K3
Columbia Seligman Communications and Information	A3	B6		C3	C3	E13	—		G2	H4	J2	J2	K3
Columbia Seligman Global Technology	A3	B6		C3	C3	E10	—		G2	H4	J2	J2	K3
Columbia Strategic Allocation	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
Columbia U.S. Government Mortgage	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Balanced	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource California Tax-Exempt	A1	B1		—	—	—	F1		G1	H1	I1	J1	—
RiverSource Disciplined International Equity	A1	B3		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Disciplined Small and Mid Cap Equity	A1	B3		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Disciplined Small Cap Value	A1	B3		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Intermediate Tax-Exempt	A1	B1		C1	D1	—	F3	(b)	G1	H1	I1	J1	—
RiverSource LaSalle Global Real Estate	A7	B6		—	—	E12	—		G2	H4	J2	J2	K3
RiverSource LaSalle Monthly Dividend Real Estate	A7	B6		—	—	E12	—		G2	H4	J2	J2	K3
RiverSource New York Tax-Exempt	A1	B1		—	—	—	F1		G1	H1	I1	J1	—
RiverSource Partners Fundamental Value	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Partners International Select Growth	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Partners International Small Cap	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Precious Metals and Mining	A1	B1	(c)	—	—	E3	—		G1	H1	I1	J1	—
RiverSource Real Estate	A1	B1		—	—	—	—		G1	H1	I1	J1	—
RiverSource S&P 500 Index	A1	B1		—	—	E4	—		G1	H1	I1	J1	—
RiverSource Short Duration U.S. Government	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Small Company Index	A1	B1		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Strategic Income Allocation	A1	B2		C1	D1	E1	—		G1	H1	I1	J1	—
RiverSource Tax-Exempt High Income	A1	B1		C1	D1	—	F2		G1	H1	I1	J1	—

6

Fund	A Buy or sell real estate	B Buy or sell commodities		C Buy more than 10% of an issuer	D Invest more than 5% in an issuer	E Concentrate in any one industry	F Invest less than 80%	G Act as an underwriter	H Lending	I Borrow money	J Issue senior securities	K Buy on margin/sell short
Seligman California Municipal High-Yield	A3	B5	(d)	D2	D2	E9	F4	G1	H2	I2	—	K2	(e)
Seligman California Municipal Quality	A3	B5	(d)	D2	D2	E9	F4	G1	H2	I2	—	K2	(e)
Seligman Capital	A3	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman Frontier	A3	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman Growth	A3	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman Minnesota Municipal	A4	B5		D2	D2	E9	F4	G1	H3	I2	—	K2
Seligman National Municipal	A4	B5		D2	D2	E9	F4	G1	H3	I2	—	K2
Seligman New York Municipal	A4	B5		D2	D2	E9	F4	G1	H3	I2	—	K2
Seligman TargETFund 2015*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund 2025*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund 2035*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund 2045*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Seligman TargETFund Core*	A5	B6		C3	C3	E10	—	G2	H4	J2	J2	K3
Threadneedle Global Equity Income	A1	B2		C2	C2	E1	—	G1	H1	I1	J1	—
Threadneedle International Opportunity	A1	B1		C1	D1	E1	—	G1	H1	I1	J1	—

*	The fund-of-funds invests in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund-of-funds. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the fund’s investment restrictions.
(a)	The fund does not intend to purchase bonds or other debt securities the interest from which is subject to the alternative minimum tax.
(b)	For purposes of this policy, the fund will not include any investments subject to the alternative minimum tax.
(c)	Additionally, the fund may purchase gold, silver, or other precious metals, strategic metals or other metals occurring naturally with such metals.
(d)	The policy includes futures contracts.
(e)	A fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities.

A. Buy or sell real estate

A1 –	The fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

A2 –	The fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

A3 –	The fund will not purchase or hold any real estate, except that a fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

A4 –	The fund will not purchase or hold any real estate, including limited partnership interests on real property, except that the fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.

A5 –	The fund will not purchase or hold any real estate, except a fund may invest (through investments in Underlying exchange-traded funds) in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.

A6 –	The fund will not buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate.

A7 –	The fund will not purchase or hold any real estate, except that the fund may (A) invest in (i) securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein or (ii) securities of issuers that deal in real estate or are engaged in the real estate business, including but not limited to real estate investment trusts (and, in the case of RiverSource LaSalle Global Real Estate, RiverSource Global Real Estate Companies, as defined in the fund’s prospectus), and (B) hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of a fund’s ownership of such securities.

7

B. Buy or sell physical commodities

B1 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B2 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B3 –	The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

B4 –	The fund will not buy or sell commodities, except that the fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts.

B5 –	The fund will not purchase or sell commodities or commodity contracts.

B6 –	The fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

C. Buy more than 10% of an issuer

C1 –	The fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the fund’s assets may be invested without regard to this 10% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

C2 –	The fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

C3 –	The fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.

C4 –	The fund will not invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the U.S. Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than U.S. Government agencies or instrumentalities.

D. Invest more than 5% in an issuer

D1 –	The fund will not invest more than 5% of its total assets in securities of any company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or other investment companies, and except that up to 25% of the fund’s total assets may be invested without regard to this 5% limitation. For tax-exempt funds, for purposes of this policy, the terms of a municipal security determine the issuer.

D2 –	The fund will not, as to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities).

E. Concentrate

E1 –	The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

E2 –

The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any

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one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.

E3 –	The fund will not invest less than 25% of its total assets in the precious metals industry, based on current market value at the time of purchase, unless market conditions temporarily require a defensive investment strategy.

E4 –	The fund will not concentrate in any one industry unless that industry represents more than 25% of the index tracked by the fund. For all other industries, in accordance with the current interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.

E5 –	While the fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.

E6 –	The fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the fund’s total assets, based on current market value at time of purchase, can be invested in any one industry. For purposes of this restriction, loans will be considered investments in the industry of the underlying borrower, rather than that of the seller of the loan.

E7 –	The fund will not concentrate in any one industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by the U.S. Government, banks or bank holding companies or finance companies. For all other industries, this means that up to 25% of the fund’s total assets, based on current market value at the time of purchase, can be invested in any one industry.

E8 –	The fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

E9 –	The fund will not invest more than 25% of total assets, at market value, in any one industry; except that municipal securities and securities of the U.S. Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation.

E10 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (which, for Seligman TargETFunds, may include mortgage related securities).

E11 –	The fund will not invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the fund reserves the right to concentrate investments in money market instruments issued by the U.S. Government or its agencies or instrumentalities or banks or bank holding companies.

E12 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry (in which the fund intends to concentrate) and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

E13 –	The fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, except that the fund will invest at least 25% of the value of its total assets in securities of companies principally engaged in the communications, information and related industries and provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.

For purposes of applying the limitation set forth in the concentration policy, above, the funds will generally use the industry classifications provided by the Global Industry Classification System.

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F. Invest less than 80%

F1 –	The fund will not under normal market conditions, invest less than 80% of its net assets in municipal obligations that are generally exempt from federal income tax as well as respective state and local income tax.

F2 –	The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and notes issued by or on behalf of state and local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax and is not subject to the alternative minimum tax.

F3 –	The fund will not under normal market conditions, invest less than 80% of its net assets in bonds and other debt securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax.

F4 –	The fund will not, under normal market conditions, invest less than 80% of its net assets in securities the interest on which is exempt from regular federal income tax and (except for Seligman National Municipal) regular, personal income tax of its designated state, and temporary investments in taxable securities will be limited to 20% of the value of the fund’s net assets.

G. Act as an underwriter

G1 –	The fund will not act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

G2 –	The fund will not underwrite the securities of other issuers, except insofar as the fund may be deemed an underwriter under the Securities Act of 1933 (the 1933 Act) in disposing of a portfolio security or in connection with investments in other investment companies.

G3 –	The fund will not underwrite the securities of other issuers; make “short” sales of securities, or purchase securities on “margin”; write or purchase put or call options.

H. Lending

H1 –

The fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund’s total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds – equity, under current Board policy, the fund has no current intention to borrow to a material extent.

H2 –	The fund will not make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

H3 –	The fund will not make loans except to the extent that the purchase of notes, bonds or other evidences of indebtedness or the entry into repurchase agreements or deposits with banks may be considered loans. The fund does not have a present intention of entering into repurchase agreements.

H4 –	The fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

H5 –	The fund will not make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans.

I. Borrowing

I1 –

The fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds – equity, under current Board policy, the fund has no current intention to borrow to a material extent.

I2 –	The fund will not borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The fund will not purchase additional portfolio securities if the fund has outstanding borrowings in excess of 5% of the value of its total assets.

J. Issue senior securities

J1 –	The fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

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J2 –	The fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

J3 –	The fund will not issue senior securities or borrow money, except from banks for temporary purposes in an amount not exceeding 5% of the value of its total assets.

K. Buy on margin/sell short

K1 –	The fund will not buy on margin or sell short or deal in options to buy or sell securities.

K2 –	The fund will not write or purchase put, call, straddle or spread options; purchase securities on margin or sell “short”; or underwrite the securities of other issuers.

K3 –	The fund will not purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.

In addition to the policies described above and any fundamental policy described in the prospectus:

For Columbia Money Market, the fund will not:

•	Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

For Columbia Government Money Market, the fund will not:

•	Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure permissible borrowings.

•

Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded.

•	Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements.

•

Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund or of the fund’s investment manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities.

•

Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the fund’s obligations under its deferred compensation plan for directors.

For RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate, the fund will not:

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund’s investment manager or subadviser, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

For Seligman California Municipal High Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman National Municipal and Seligman New York Municipal, the fund will not:

•

Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, or for the purpose of hedging a fund’s obligations under its deferred compensation plan for directors/trustees.

•

Purchase or hold the securities of any issuer, if to its knowledge, directors/trustees or officers of a fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

•	Mortgage or pledge any of its assets, except to secure permitted borrowings noted above.

For Seligman Capital and Seligman Growth, the fund will not:

•	Deal with its directors or officers, or firms they are associated with, in the purchase or sale of securities of other issuers, except as broker.

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For Seligman Capital, Columbia Seligman Communications and Information, Columbia Frontier, Columbia Seligman Global Technology, Columbia Select Growth, Columbia Select Large-Cap Value and Columbia Select Smaller-Cap Value, the fund will not:

•

Purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the fund and, only in the case of Seligman Global Technology, the directors and officers of the fund’s investment manager, individually owning beneficially more than 0.5% of the outstanding securities of that issuer own in the aggregate more than 5% of such securities.

•	Enter into repurchase agreements of more than one week’s duration if more than 10% of the fund’s net assets would be so invested.

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

For funds other than money market funds:

•	No more than 15% of the fund’s net assets will be held in securities and other instruments that are illiquid.

For money market funds:

•	No more than 5% of the fund’s net assets will be held in securities and other instruments that are illiquid.

Additionally, regarding limiting investments in foreign securities:

For Columbia 120/20 Contrarian Equity, Columbia Diversified Bond, Columbia Diversified Equity Income, Columbia Dividend Opportunity, Columbia Equity Value, Columbia Floating Rate, Columbia High Yield Bond, Columbia Income Opportunities, Columbia Inflation Protected Securities, Columbia Large Core Quantitative, Columbia Large Growth Quantitative, Columbia Large Value Quantitative, Columbia Mid Cap Growth Opportunity, Columbia Mid Cap Value Opportunity, Columbia Multi-Advisor Small Cap Value, Columbia Recovery and Infrastructure, Seligman Capital, Columbia Select Large-Cap Value, Columbia Select Smaller-Cap Value, Columbia Seligman Communications and Information, Columbia Frontier, RiverSource Balanced, RiverSource Disciplined Small and Mid Cap Equity, RiverSource Disciplined Small Cap Value, RiverSource LaSalle Monthly Dividend Real Estate, Columbia Limited Duration Credit, RiverSource Partners Fundamental Value, RiverSource Real Estate and Seligman Growth:

•	Up to 25% of the fund’s net assets may be invested in foreign investments.

For RiverSource Precious Metals and Mining:

•	Under normal market conditions, the fund intends to invest at least 50% of its total assets in foreign investments.

For RiverSource Short Duration U.S. Government and Columbia U.S. Government Mortgage:

•	Up to 20% of the fund’s net assets may be invested in foreign investments.

For Columbia Strategic Allocation:

•	The fund may invest its total assets, up to 50%, in foreign investments.

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Investment Strategies and Types of Investments

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the “investment manager”) may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund’s ability to utilize these strategies and investments, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager’s sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

Investment strategies and types of investments: A black circle indicates that the investment strategy or type of investment generally is authorized for a category of funds. Exceptions are noted in the footnotes to the table. See Table 1 for fund categories.

Table 3. Investment Strategies and Types of Investments

Investment strategy	Balanced	Equity	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Taxable Money Market	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Agency and government securities	—	—	—	—	—	—	—
Borrowing	—	—	—	—	—	—	—
Cash/money market instruments	—	—	—	—	—	—	—
Collateralized bond obligations	—	— A	—	—	—	—	—
Commercial paper	—	—	—	—	—	—	—
Common stock	—	—	—	— B	—	—	—
Convertible securities	—	—	—	— C	—	—	—
Corporate bonds	—	—	—	—	D	—	—
Debt obligations	—	—	—	—	—	—	—
Depositary receipts	—	—	—	—	—	—	—
Derivative instruments (including options and futures)	—	—	—	—	—	—	—
Exchange-traded funds	—	—	—	—	—	—	—
Floating rate loans	—	—	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—	—	—
Foreign securities	—	—	—	—	—	—	—
Funding agreements	—	—	—	—	—	—	—
High yield debt securities (junk bonds)	—	—	—	—	—	—	— J
Illiquid and restricted securities	—	—	—	—	—	—	—
Indexed securities	—	—	—	—	—	—	—
Inflation protected securities	—	—	—	—	—	—	—
Initial Public Offerings (IPOs)	—	—	—	—	—	—	—
Inverse floaters	—	E	—	—	—	—	—
Investment companies	—	—	—	—	—	—	—
Lending of portfolio securities	—	—	—	—	—	—	—
Loan participations	—	—	—	—	—	—	—
Mortgage- and asset-backed securities	—	— F	—	—	—	—	—
Mortgage dollar rolls	—	G	—	—	—	—	—

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Investment strategy	Balanced	Equity	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Taxable Money Market	Tax-Exempt Fixed Income	State Tax-Exempt Fixed Income
Municipal obligations	—	—	—	—	—	—	—
Pay-in-kind securities	—	—	—	—	—	—	—
Preferred stock	—	—	—	— H	—	— H	—
Real estate investment trusts	—	—	—	—	—	—	—
Repurchase agreements	—	—	—	—	—	—	—
Reverse repurchase agreements	—	—	—	—	—	—	—
Short sales	I	I	—	I	—	I	I
Sovereign debt	—	—	—	—	—	—	—
Structured investments	—	—	—	—	—	—	—
Swap agreements	—	—	—	—	—	—	—
Variable- or floating-rate securities	—	—	—	—	—	—	—
Warrants	—	—	—	—	—	—	—
When-issued securities and forward commitments	—	—	—	—	—	—	—
Zero-coupon and step-coupon securities	—	—	—	—	—	—	—

A.	The following funds are not authorized to invest in collateralized bond obligations: RiverSource Partners International Select Growth, Columbia Multi-Advisor International Value, RiverSource Partners International Small Cap, and Columbia Multi-Advisor Small Cap Value.
B.	The following funds are not authorized to invest in common stock: RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.
C.	The following funds are not authorized to invest in convertible securities: RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.
D.	While the fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.
E.	The following fund is authorized to invest in inverse floaters: RiverSource Real Estate.
F.	The following funds are not authorized to invest in mortgage- and asset-backed securities: RiverSource S&P 500 Index and RiverSource Small Company Index.
G.	The following funds are authorized to invest in mortgage dollar rolls: RiverSource Real Estate.
H.	The following funds are not authorized to invest in preferred stock: RiverSource Tax-Exempt High Income, RiverSource Intermediate Tax-Exempt, Columbia AMT-Free Tax-Exempt Bond, RiverSource Short Duration U.S. Government, Columbia U.S. Government Mortgage.
I.	Except for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal and Seligman New York Municipal, which are prohibited from selling short, the funds are not prohibited from engaging in short sales, however, each fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.
J.	The following funds are not authorized to invest in high yield debt securities: Seligman California Municipal Quality, Seligman Minnesota, Seligman National and Seligman New York.

14

Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund’s risk profile is largely defined by the fund’s primary portfolio holdings and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks and investment strategies for an individual fund, please see that fund’s prospectus):

Active Management Risk. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund’s investment objectives. Due to its active management, a fund could underperform other mutual funds with similar investment objectives and strategies.

Affiliated Fund Risk. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds.

Allocation Risk. For funds-of-funds, the risk that the investment manager’s evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.

Asian Pacific Region Risk. Many of the countries in the Asian Pacific Region are developing both politically and economically, and may have relatively unstable governments and economies based on a limited number of commodities or industries. Securities markets in the Asian Pacific Region are smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the Asian Pacific Region being less liquid than similar U.S. or other foreign securities. Some currencies in the Asian Pacific Region are more volatile than the U.S. dollar, and some countries in the Asian Pacific Region have restricted the flow of money in and out of the country. As a result, many of the risks detailed above under “Risks of Foreign Investing” may be more pronounced due to concentration of the Fund’s investments in the Asian Pacific Region.

Borrowing Risk. To the extent the fund borrows money for investment purposes, which is commonly referred to as “leveraging,” the fund’s exposure to fluctuations in the prices of its assets will be increased as compared to the fund’s exposure if the fund did not borrow. The fund’s borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.

Common Stock Risk. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the fund has exposure. Common stock prices fluctuate for several reasons, including changes to investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occurs. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Concentration Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will make the fund’s portfolio value more susceptible to the events or conditions impacting the issuer, geographic region, or sector. Because of the fund’s concentration, the fund’s overall value may decline to a greater degree than if the fund held a less concentrated portfolio.

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Confidential Information Access Risk. For funds investing in floating rate loans, the investment manager normally will seek to avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans being considered for acquisition by the fund, or held in the fund. In many instances, issuers of floating rate loans offer to furnish Confidential Information to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The investment manager’s decision not to receive Confidential Information from these issuers may disadvantage the fund as compared to other floating rate loan investors, and may adversely affect the price the fund pays for the loans it purchases, or the price at which the fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the investment manager’s ability to assess the desirability of such consents, waivers or amendments may be compromised. For these and other reasons, it is possible that the investment manager’s decision under normal circumstances not to receive Confidential Information could adversely affect the fund’s performance.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

Credit Risk. Credit risk is the risk that one or more fixed income securities in the fund’s portfolio will decline in price or fail to pay interest or repay principal when due because the issuer of the security experiences a decline in its financial status and is unable or unwilling to honor its obligations, including the payment of interest or the repayment of principal. Adverse conditions in the credit markets can adversely affect the broader global economy, including the credit quality of issuers of fixed income securities in which the fund may invest. Changes by nationally recognized statistical rating organizations in its rating of securities and in the ability of an issuer to make scheduled payments may also affect the value of the fund’s investments. To the extent the fund invests in below-investment grade securities, it will be exposed to a greater amount of credit risk than a fund which invests solely in investment grade securities. The prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Fixed income securities of below investment grade quality are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal when due and therefore involve a greater risk of default. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager’s analysis of credit risk more heavily than usual.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial loss for the fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within a fund. Derivative instruments in which the fund invests will typically increase the fund’s exposure to its principal risks (as described in the fund’s prospectus) to which it is otherwise exposed, and may expose the fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. There is no guarantee that a hedging strategy will eliminate the risk which the hedging strategy is intended to offset, which may lead to losses within a fund.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Derivative instruments, which are not traded on an exchange, including, but not limited to, forward contracts, swaps, and over-the-counter options may have liquidity risk.

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Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

Exchange-Traded Fund (ETF) Risk. An ETF’s share price may not track its specified market index and may trade below its net asset value. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the fund’s expenses and similar expenses incurred through ownership of the ETF.

The funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit”. Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that ETFs in which a fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Focused Portfolio Risk. The fund expects to invest in a limited number of companies. Accordingly, the fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the fund’s net asset value. To the extent the Fund invests its assets in fewer securities, the fund is subject to greater risk of loss if any of those securities declines in price.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Foreign/Emerging Markets Risk. Foreign securities are securities of issuers based outside the United States. An issuer is deemed to be based outside the United States if it is organized under the laws of another country. Foreign securities are primarily denominated in foreign currencies. In addition to the risks normally associated with domestic securities of the same type, foreign securities are subject to the following risks:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight and regulation of business and industry practices of stock exchanges, brokers and listed companies than in the U.S. (including lack of uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies). In addition, with certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures). It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in

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foreign courts. The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique risks. The most important is the exposure to the economic, political and social development of the member countries in the EU.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Geographic Concentration Risk. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

For state-specific funds. Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each fund will be particularly affected by political and economic changes, adverse conditions to an industry significant to the area and other developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. See Appendix B for details. The value of municipal securities owned by a fund also may be adversely affected by future changes in federal or state income tax laws.

In addition, because of the relatively small number of issuers of tax-exempt securities and because the state-specific funds may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports, the fund may invest a higher percentage of its assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. These investments may cause the value of a fund’s shares to change more than the values of other funds’ shares that invest in more diversified investments. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. The yields on the securities in which the fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

More information about state specific risks may be available from official state resources.

Highly Leveraged Transactions Risk. Certain corporate loans and corporate debt securities involve refinancings, recapitalizations, mergers and acquisitions, and other financings for general corporate purposes. These investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the fund’s investment manager upon its credit analysis to be a suitable investment by the fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.

Impairment of Collateral Risk. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, the fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate loans may not be fully collateralized and may decline in value.

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Indexing Risk. For funds that are managed to an index, the fund’s performance will rise and fall, subject to any tracking error, as the performance of the index rises and falls.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal cannot seek to grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

Infrastructure-Related Companies Risk. Investments in infrastructure-related securities have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, especially in foreign markets, resulting in delays and cost overruns.

Initial Public Offering (IPO) Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund’s performance will generally decrease. IPOs sold within 12 months of purchase will result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Interest Rate Risk. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices generally fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

Issuer Risk. An issuer, or the value of its securities, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Leverage Risk. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund’s short sales effectively leverage the fund’s assets. The use of leverage may make any change in the fund’s net asset value (“NAV”) even greater and thus result in increased volatility of returns. The fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund’s overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.

Liquidity Risk. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated

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unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Municipal Securities Risk. The value of a municipal security may be affected by legislative or administrative actions as well as by the economics of the region where the issuer of the municipal security is located. For example, a significant restructuring of federal income tax rates could cause municipal security prices to fall. Lower income tax rates could reduce the advantage of owning municipal securities.

Non-Diversification Risk. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund’s performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Portfolio Trading and Turnover Risks. Portfolio trading may be undertaken to accomplish the investment objectives of the funds in relation to actual and anticipated movements in interest rates, securities markets and for other reasons. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary price disparity between the two securities. Temporary price disparities between two comparable securities may result from supply and demand imbalances where, for example, a temporary oversupply of certain securities may cause a temporarily low price for such security, as compared with other securities of like quality and characteristics. A fund may also engage in short-term trading consistent with its investment objectives. Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold, or to recognize a gain.

A change in the securities held by a fund is known as “portfolio turnover.” The use of certain derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for a fund. High portfolio turnover may involve correspondingly greater expenses to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Trading in debt obligations does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. The higher the rate of portfolio turnover of the fund, the higher the transaction costs borne by the fund generally will be. Transactions in the fund’s portfolio securities may result in realization of taxable capital gains (including short-term capital gains which are generally taxed to stockholders at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the fund’s performance.

Prepayment and Extension Risk. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund’s investments are locked in at a lower rate for a longer period of time.

Quantitative Model Risk. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors’ historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage the funds. There can be no assurance that the methodology will enable the fund to achieve its objective.

Real Estate Industry Risk. Certain underlying funds concentrate their investments in securities of companies operating in the real estate industry, making the fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks

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similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

Reinvestment Risk. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Retirement Goal Risk. For Retirement Plus Funds, the investor may have different needs than the quantitative model anticipates.

Sector Risk. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Short Selling Risk. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security’s price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund’s long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund’s use of short sales in effect “leverages” the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.

Small and Mid-Sized Company Risk. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Tax Risk. As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The fund currently intends to take positions in forward currency contracts with notional value up to the fund’s total net assets. Although foreign currency gains currently constitute “qualifying income” the Treasury Department has the authority to issue regulations excluding from the definition of “qualifying incomes” a fund’s foreign currency gains not “directly related” to its “principal business” of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the fund’s foreign currency-denominated positions as not “qualifying income” and there is a remote possibility that such regulations might be applied retroactively, in which case, the fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the fund’s Board of Directors may authorize a significant change in investment strategy or fund liquidation.

Technology and Technology-Related Investment Risks. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. These stocks also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services. In addition, a rising interest rate environment tends to negatively affect technology and technology-related companies. In such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Further, those technology or technology-related companies seeking to finance their expansion would have increased borrowing costs, which may negatively impact their earnings. As a result, these factors may negatively affect the performance of the fund. Finally, the fund may be susceptible to factors affecting the technology and technology-related industries. Technology and technology-related companies are often smaller and less experienced companies and may be subject to greater risks than larger companies, such as limited product lines, markets and financial and managerial resources. These risks may be heightened for technology companies in foreign markets.

Tracking Error Risk. For funds that are managed to an index, the fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. The investment manager

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purchases securities and other instruments in an attempt to replicate the performance of the index. However, the tools that the investment manager uses to replicate the index are not perfect and the fund’s performance is affected by factors such as the size of the fund’s portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the fund and changes in the index.

In addition, the returns from a specific type of security (for example, mid-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.

Underlying Fund Selection Risk. For funds-of-funds, the risk that the selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund’s investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

Agency and Government Securities

The U.S. government, its agencies and instrumentalities, and government-sponsored enterprises issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or instrumentalities or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation* (FHLMC), Federal National Mortgage Association* (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include: Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

*	On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed the FHLMC and FNMA into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

Borrowing

If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the 1940 Act, the fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund’s holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund’s NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk.

Cash/Money Market Instruments

Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may

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use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank guarantees their payment at maturity.

Bank certificates of deposit are certificates issued against funds deposited in a bank (including eligible foreign branches of U.S. banks), are for a definite period of time, earn a specified rate of return and are normally negotiable.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource, Seligman and Threadneedle funds and other institutional clients of Columbia Management.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into “tiers.” Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk and Prepayment and Extension Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since

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they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government or its agencies or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as “debentures.” See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)

Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a

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result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or “derive” from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic “building blocks” of derivatives. For example, forward- based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as “futures contracts.” Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security if the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security.

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Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the “long” position) and a seller (holding the “short” position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract’s value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a “commodity pool operator.” The fund, therefore, is not subject to registration or regulation as a commodity pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor’s obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.

Currency Options. Options on currencies are contracts that give the buyer the right, but not the obligation, to buy (call options) or sell (put options) a specified amount of a currency at a predetermined price (strike price) on or before the option matures (expiry date). Conversely, the seller has the obligation to buy or sell a currency option upon exercise of the option by the purchaser. Currency options are traded either on a national securities exchange or over-the-counter.

Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for

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hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The Internal Revenue Service (IRS) has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund’s agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager’s ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party’s obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.

Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. The funds’ ability to redeem

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redemption units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days. There is a risk that Underlying ETFs in which a fund invests may terminate due to extraordinary events. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. ETFs generally use a “passive” investment strategy and will not attempt to take defensive positions in volatile or declining markets. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, ETFs may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount. Although the funds believe that, in the event of the termination of an ETF, they will be able to invest instead in shares of an alternate ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate ETF would be available for investment at that time. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

Generally, under the 1940 Act, a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the Fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Seligman TargETFunds) in excess of these limits. The Seligman TargETFunds’ ability to invest in ETFs will be severely constrained unless ETFs have received such an order from the SEC, and the ETF and the Seligman TargETFunds take appropriate steps to comply with the relevant terms and conditions of such orders.

The Seligman TargETFunds will invest in an ETF only if the SEC has issued an exemptive order to the ETF which permits investment companies, including the Seligman TargETFunds, to invest in ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions, including that such investment companies enter into an agreement with the ETF before investing in them in excess of the 3% limitation in the 1940 Act. To the extent other ETFs obtain similar exemptive relief from the SEC, the Seligman TargETFunds may seek to qualify to invest in such other ETFs in excess of the 1940 Act limitations. Each Seligman TargETFund may invest greater than 25% of its assets in any one ETF, although no Seligman TargETFund intends to invest greater than 40% of its assets in any one ETF.

To the extent the 1940 Act limitations apply to an ETF, such limitations may prevent Seligman TargETFund from allocating its investments in the manner that the investment manager considers optimal, or cause the investment manager to select a similar index or sector-based mutual fund or other investment company (each, an “Other Investment Company”), or a basket of stocks (a group of securities related by index or sector that are pre-selected by, and made available through, certain brokers) (“Stock Baskets”) providing similar exposure as an alternative. The Seligman TargETFunds may also invest in Other Investment Companies or Stock Baskets when the investment manager believes they represent more attractive opportunities than similar ETFs held in the portfolio.

ETFs, because they invest in other securities (e.g., common stocks of small-, mid- and large capitalization companies (U.S. and foreign, including, for example, real estate investment trusts and emerging markets securities) and fixed income securities), are subject to the risks of investment associated with these and other types of investments, as described in this SAI.

Floating Rate Loans

Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of

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the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund’s net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the fund’s credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.

Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund’s portfolio. Possession of such information may in some instances occur despite the investment manager’s efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager’s ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager’s ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund’s portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager’s client accounts collectively held only a single category of the issuer’s securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

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Foreign Currency Transactions

Investments in foreign securities usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund’s NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

Absolute Return Currency and Income Fund is designed to invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. This strategy may also be employed by other funds. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines,

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additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund’s commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

For Absolute Return Currency and Income Fund, it is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the fund may have to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections

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afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund’s investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities.

Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable

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to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor’s agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

Funding Agreements

A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield Debt Securities (Junk Bonds)

High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading

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market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include: Liquidity Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

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Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Initial Public Offerings (IPOs)

Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

Inverse Floaters

Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust’s assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

Lending of Portfolio Securities

To generate additional income, a fund may lend up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. JPMorgan Chase Bank, N.A. serves as lending agent (the Lending Agent) to the funds pursuant to a securities lending agreement (the Securities Lending Agreement) approved by the Board.

Under the Securities Lending Agreement, the Lending Agent loans securities to approved borrowers pursuant to borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities. Collateral may consist of cash, securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the fund retains the interest

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earned on cash collateral investments, but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the fund. If the market value of the loaned securities goes up, the Lending Agent will request additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the lender will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.

Loans are subject to termination by a fund or a borrower at any time. A fund may choose to terminate a loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund’s investment in the loaned security.

Securities lending involves counterparty risk, including the risk that a borrower may not provide additional collateral when required or return the loaned securities in a timely manner. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a fund’s loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers a fund may use and a fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral is invested in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. To the extent that the value or return of a fund’s investments of the cash collateral declines below the amount owed to a borrower, a fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include: Credit Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often

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referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset- backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage and asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

Mortgage Dollar Rolls

Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia, Guam and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either “general obligations” or “revenue obligations.”

General obligation bonds are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

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Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

Real Estate Investment Trusts

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

Repurchase Agreements

Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser’s ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.

Reverse Repurchase Agreements

In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

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Short Sales

In short-selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.

A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager’s research and the management team’s investment decisions.

Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.

Sovereign Debt

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

Structured Investments

A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either

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subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

Swap Agreements

Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party’s investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund’s investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

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Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer’s bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit the fund’s exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

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Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

Variable- or Floating-Rate Securities

Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include: Credit Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero- coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.

A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those

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activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

Securities Transactions

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management services agreements, and subadviser agreements, as applicable, the investment manager or subadviser is authorized to determine, consistent with a fund’s investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and Columbia Management Investment Distributors, Inc. (principal underwriter and distributor of the funds) (formerly RiverSource Fund Distributors, Inc.) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.

A fund’s securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer’s profit, if any, is the difference, or spread, between the dealer’s purchase and sale price for the security.

Broker-Dealer Selection

In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security’s trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

Commission Dollars

Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as “soft dollars,” generated by transactions in fund accounts.

The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage

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or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager’s or subadviser’s overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A “step-out” is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.

Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the “safe harbor” of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of the fund (e.g., due to, among other factors, their or their affiliates’ ownership or control of shares of the fund) may have an interest that potentially conflicts with the interests of the fund. For example, an affiliate of Ameriprise Financial may sell securities to the fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent the fund from engaging in transactions with an affiliate of the fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of the fund participates.

Trade Aggregation and Allocation

Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

Certain Investment Limitations

From time to time, the investment manager or subadviser for a fund and their respective affiliates (“adviser group”) will be trading in the same securities or be deemed to beneficially hold the same securities. Due to regulatory and other restrictions or limits in various countries or industry- or issuer-specific restrictions or limitations (e.g., poison pills) that restrict the amount of securities or other investments of an issuer that may be held on an aggregate basis by an adviser group, a fund may be limited or prevented from acquiring securities of an issuer that the fund’s adviser may otherwise prefer to purchase. For example, many countries limit the amount of outstanding shares that may be held in a local bank by an adviser group. In these circumstances, a fund may be limited or prevented from purchasing additional shares of a bank if the purchase would put the adviser group over the regulatory limit when the adviser group’s holdings are combined together or with the holdings of the funds’ affiliates, even if the purchases alone on behalf of a specific fund would not be in excess of such limit. Additionally, regulatory and other applicable limits are complex and vary significantly, including, among others, from

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country to country, industry to industry and issuer to issuer. However, given the complexity of these limits, a fund’s adviser may inadvertently breach these limits, and a fund may be required to sell securities of an issuer in order to be in compliance with such limits even if the fund’s adviser may otherwise prefer to continue to hold such securities. At certain times, the funds may be restricted in their investment activities because of relationships an affiliate of the fund’s, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities.

The investment manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.

The following table shows total brokerage commissions paid in the last three fiscal periods. Substantially all firms through whom transactions were executed provide research services. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 4. Total Brokerage Commissions

Total Brokerage Commissions

Fund	2010	2009		2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$0	$0		$0	(a)
Columbia Income Builder Fund II	0	0		0	(a)
Columbia Income Builder Fund III	0	0		0	(a)
Columbia Portfolio Builder Aggressive	0	0		0
Columbia Portfolio Builder Conservative	0	0		0
Columbia Portfolio Builder Moderate	0	0		0
Columbia Portfolio Builder Moderate Aggressive	0	0		0
Columbia Portfolio Builder Moderate Conservative	0	0		0
Columbia Portfolio Builder Total Equity	0	0		0
RiverSource S&P 500 Index	97,970	16,486		40,706
RiverSource Small Company Index	517,354	123,243		108,360
For funds with fiscal period ending March 31
Columbia Equity Value	357,285	525,309		591,525
RiverSource Precious Metals and Mining	288,177	1,067,960		960,159
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	26,985	38,789		38,557	(b)
Columbia Recovery and Infrastructure	527,728	128,097	(c)	N/A
Columbia Retirement Plus 2010	0	0		0
Columbia Retirement Plus 2015	0	0		0
Columbia Retirement Plus 2020	0	0		0
Columbia Retirement Plus 2025	0	0		0
Columbia Retirement Plus 2030	0	0		0
Columbia Retirement Plus 2035	0	0		0
Columbia Retirement Plus 2040	0	0		0
Columbia Retirement Plus 2045	0	0		0

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Total Brokerage Commissions

Fund	2010	2009		2008
For funds with fiscal period ending May 31
Columbia High Yield Bond	$0	$0		$0
Columbia Multi-Advisor Small Cap Value	749,980	1,484,768		1,179,158
Columbia U.S. Government Mortgage	9,489	14,329		17,640
RiverSource Partners Fundamental Value	146,283	298,507		292,900
RiverSource Short Duration U.S. Government	21,796	35,642		43,210
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	402,958	673,569		412,022
RiverSource Real Estate	164,335	205,118		173,705
For funds with fiscal period ending July 31
Columbia Floating Rate	0	12,760		861
Columbia Income Opportunities	0	0		0
Columbia Inflation Protected Securities	43,426	17,762		11,586
Columbia Large Core Quantitative	2,806,058	2,084,675		1,951,255
Columbia Limited Duration Credit	8,523	4,188		4,138
Columbia Money Market	0	0		0
RiverSource Disciplined Small and Mid Cap Equity	306,343	541,939		124,754
RiverSource Disciplined Small Cap Value	139,213	178,570		75,041
For funds with fiscal period ending August 31
Columbia Diversified Bond	121,666	95,997		111,876
Columbia Minnesota Tax-Exempt	1,077	0		3,418
RiverSource California Tax-Exempt	510	0		1,938
RiverSource New York Tax-Exempt	174	0		724

	2009	2008		2007
For funds with fiscal period ending September 30
Columbia Large Growth Quantitative	649,261	150,374		45,978	(d)
Columbia Large Value Quantitative	378,324	6,631	(e)	N/A
Columbia Diversified Equity Income	4,728,940	4,085,552		3,790,954
Columbia Mid Cap Value Opportunity	2,601,029	1,672,775		1,219,474
Columbia Strategic Allocation	1,248,108	1,049,954		1,425,483
RiverSource Balanced	688,814	493,156		567,773
RiverSource Strategic Income Allocation	22,351	17,707		6,639	(d)
Seligman California Municipal High-Yield	0	0		0
Seligman California Municipal Quality	0	0		0
Seligman Minnesota Municipal	0	0		0
Seligman National Municipal	0	0		0
Seligman New York Municipal	0	0		0
Seligman TargETFund 2015	12,772	7,434		3,559
Seligman TargETFund 2025	1,327	7,302		2,743
Seligman TargETFund 2035	1,215	1,206		461
Seligman TargETFund 2045	1,173	948		308
Seligman TargETFund Core	26,992	10,913		10,770

46

Total Brokerage Commissions

	2009		2008		2007
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$0		$0		$0
Columbia Asia Pacific ex-Japan	41,731	(f)	N/A		N/A
Columbia Emerging Markets Bond	0		0		0
Columbia Emerging Markets Opportunity	2,108,103		3,346,690		3,361,865
Columbia European Equity	189,286		396,474		282,104
Columbia Frontier	157,476		250,561		388,531
Columbia Global Bond	7,292		18,925		17,268
Columbia Global Equity	581,962		1,185,084		1,474,583
Columbia Global Extended Alpha	11,397		6,647	(g)	N/A
Columbia Multi-Advisor International Value	959,077		1,558,333		1,426,926
Columbia Seligman Global Technology	1,319,806		1,747,855		2,082,502
RiverSource Disciplined International Equity	500,331		514,960		547,910
RiverSource Partners International Select Growth	901,265		1,690,066		1,932,330
RiverSource Partners International Small Cap	265,317		270,663		353,096
Threadneedle Global Equity Income	18,370		5,030	(g)	N/A
Threadneedle International Opportunity	793,899		1,020,584		1,150,182
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	315		6,431		19,450
Columbia Mid Cap Growth Opportunity	2,752,727		2,165,273		2,813,784
RiverSource Intermediate Tax-Exempt	42		684		2,175
RiverSource Tax-Exempt High Income	1,080		24,531		74,062
For funds with fiscal period ending December 31
Columbia Government Money Market	0		0		0
Columbia Seligman Communications and Information	12,482,079		11,241,475		17,228,966
Columbia Select Large-Cap Value	206,322		236,168		167,912
Columbia Select Smaller-Cap Value	123,904		240,154		217,466
RiverSource LaSalle Global Real Estate	20,434		32,671		63,034
RiverSource LaSalle Monthly Dividend Real Estate	40,941		82,218		227,752
Seligman Capital	927,607		1,815,753		2,088,716
Seligman Growth	2,228,705		1,627,919		1,428,056

(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares become publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

47

For the last fiscal period, transactions were specifically directed to firms in exchange for research services as shown in the following table. The table also shows portfolio turnover rates for the last two fiscal periods. Higher turnover rates may result in higher brokerage expenses and taxes. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 5. Brokerage Directed for Research and Turnover Rates

	Brokerage directed for research*
			Amount of
	Amount of		commissions		Turnover rates
Fund	transactions		imputed or paid		2010		2009
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$0	(a)	$0	(a)	41%		39%
Columbia Income Builder Fund II	0	(a)	0	(a)	39		40
Columbia Income Builder Fund III	0	(a)	0	(a)	46		36
Columbia Portfolio Builder Aggressive	0	(a)	0	(a)	28		35
Columbia Portfolio Builder Conservative	0	(a)	0	(a)	26		27
Columbia Portfolio Builder Moderate	0	(a)	0	(a)	26		34
Columbia Portfolio Builder Moderate Aggressive	0	(a)	0	(a)	28		33
Columbia Portfolio Builder Moderate Conservative	0	(a)	0	(a)	30		29
Columbia Portfolio Builder Total Equity	0	(a)	0	(a)	25		28
RiverSource S&P 500 Index	0		0		41		5
RiverSource Small Company Index	0		0		41		23
For funds with fiscal period ending March 31
Columbia Equity Value	95,868,655		111,080		30		21
RiverSource Precious Metals and Mining	42,266,048		35,270		72		340	(b)
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	10,891,991		10,904		31		36
Columbia Recovery and Infrastructure	243,972,941		295,680		11		4	(c)
Columbia Retirement Plus 2010	0	(a)	0	(a)	53		55
Columbia Retirement Plus 2015	0	(a)	0	(a)	126		53
Columbia Retirement Plus 2020	0	(a)	0	(a)	53		52
Columbia Retirement Plus 2025	0	(a)	0	(a)	52		47
Columbia Retirement Plus 2030	0	(a)	0	(a)	57		47
Columbia Retirement Plus 2035	0	(a)	0	(a)	54		48
Columbia Retirement Plus 2040	0	(a)	0	(a)	55		50
Columbia Retirement Plus 2045	0	(a)	0	(a)	64		51
For funds with fiscal period ending May 31
Columbia High Yield Bond	0		0		94		83
Columbia Multi-Advisor Small Cap Value	25,296,772		30,410		80		120
Columbia U.S. Government Mortgage	0		0		519	(d)	431	(d)
RiverSource Partners Fundamental Value	0		0		9		19
RiverSource Short Duration U.S. Government	0		0		329	(d)	217	(d)
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	66,349,011		55,087		23		21
RiverSource Real Estate	6,919,253		9,212		93		51

48

	Brokerage directed for research*
			Amount of
	Amount of		commissions		Turnover rates
Fund	transactions		imputed or paid		2010		2009
For funds with fiscal period ending July 31
Columbia Floating Rate	$0		$0		68%		84%
Columbia Income Opportunities	0		0		86		81
Columbia Inflation Protected Securities	0		0		177	(f)	160	(f)
Columbia Large Core Quantitative	302,209,602		175,221		75		61
Columbia Limited Duration Credit	0		0		101		335	(d),(g)
Columbia Money Market	0		0		N/A		N/A
RiverSource Disciplined Small and Mid Cap Equity	21,380,485		24,466		107		104
RiverSource Disciplined Small Cap Value	6,706,217		7,860		114		98
For funds with fiscal period ending August 31
Columbia Diversified Bond	0		0		420	(d)	371	(d)
Columbia Minnesota Tax-Exempt	0		0		21		33
RiverSource California Tax-Exempt	0		0		19		49
RiverSource New York Tax-Exempt	0		0		12		34

					2009		2008
For funds with fiscal period ending September 30
Columbia Large Growth Quantitative	115,848,221		85,590		58		70
Columbia Large Value Quantitative	38,146,821		31,490		63		6	(h)
Columbia Diversified Equity Income	1,100,570,862		1,494,280		38		31
Columbia Mid Cap Value Opportunity	85,198,971		545,756		42		34
Columbia Strategic Allocation	92,052,055		81,422		136	(d)	123	(d)
RiverSource Balanced	134,013,627		160,642		189	(d)	105	(d)
RiverSource Strategic Income Allocation	0		0		143		137
Seligman California Municipal High-Yield	0		0		63	(i)	4
Seligman California Municipal Quality	0		0		46	(i)	13
Seligman Minnesota Municipal	0		0		29	(i)	16
Seligman National Municipal	0		0		107	(i)	16
Seligman New York Municipal	0		0		53	(i)	0
Seligman TargETFund 2015	0		0		58		70
Seligman TargETFund 2025	0		0		13		61
Seligman TargETFund 2035	0		0		16		38
Seligman TargETFund 2045	0		0		36		48
Seligman TargETFund Core	0		0		45		46
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	0		0		16		39
Columbia Asia Pacific ex-Japan	8,232,647	(j)	23,202	(j)	4	(j)	N/A
Columbia Emerging Markets Bond	0		0		62		82
Columbia Emerging Markets Opportunity	794,301,729		1,895,074		149		133
Columbia European Equity	113,984,459		144,742		154		180
Columbia Frontier	142,448,732		47,004		162		156
Columbia Global Bond	0		0		69		75
Columbia Global Equity	300,110,709		477,223		81		97
Columbia Global Extended Alpha	4,801,721		7,937		133		36	(k)

49

	Brokerage directed for research*
		Amount of
	Amount of	commissions	Turnover rates
Fund	transactions	imputed or paid	2009	2008
Columbia Multi-Advisor International Value	$33,502,807	$17,102	63%	40%
Columbia Seligman Global Technology	2,739,223,355	460,483	150	171
RiverSource Disciplined International Equity	8,041,109	2,162	85	61
RiverSource Partners International Select Growth	83,531,533	99,348	90	85
RiverSource Partners International Small Cap	95,857	63	174	87
Threadneedle Global Equity Income	6,599,033	11,416	45	10	(k)
Threadneedle International Opportunity	536,939,110	737,307	97	78
For funds with fiscal period ending November 30
Columbia Mid Cap Growth Opportunity	454,152,183	799,318	126	76
RiverSource AMT-Free Tax-Exempt Bond	0	0	29	37
RiverSource Intermediate Tax-Exempt	0	0	26	36
RiverSource Tax-Exempt High Income	0	0	30	37
For funds with fiscal period ending December 31
Columbia Government Money Market	N/A	N/A	N/A	N/A
Columbia Select Large-Cap Value	69,507,890	68,240	24	28
Columbia Select Smaller-Cap Value	1,444,931	5,200	7	16
Columbia Seligman Communications and Information	1,115,825,859	2,102,493	150	133
RiverSource LaSalle Global Real Estate	0	0	83	62
RiverSource LaSalle Monthly Dividend Real Estate	0	0	87	77
Seligman Capital	20,147,615	37,667	139	229
Seligman Growth	843,145,024	1,192,083	142	241

*	Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. Columbia Management also receives proprietary research from brokers, but these amounts have not been included in the table.
(a)	The underlying funds may have directed transactions to firms in exchange for research services.
(b)	Higher turnover rates may result in higher brokerage expenses and taxes. The higher turnover rate can be primarily attributed to repositioning the fund to a smaller number of holdings as it worked through risk management and secondarily, market volatility made up the balance of the turnover rate.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been: 286% and 199% for RiverSource Short Duration U.S. Government Fund and 246% and 162% for Columbia U.S. Government Mortgage Fund for the fiscal periods ended May 31, 2010 and 2009, respectively; 229% and 184% for Columbia Diversified Bond for the fiscal periods ended Aug. 31, 2010 and 2009, respectively; 220% for Columbia Limited Duration Credit Fund for the fiscal period ended July 31, 2009; 110% and 86% for RiverSource Balanced Fund and 116% and 89% for Columbia Strategic Allocation Fund for the fiscal periods ended Sept. 30, 2009 and 2008, respectively.
(e)	A significant portion of the turnover was the result of “roll” transactions in liquid derivatives and Treasury securities. In the derivative transactions, positions in expiring contracts are liquidated and simultaneously replaced with positions in new contracts with equivalent characteristics. In the Treasury transactions, existing holdings are sold to purchase newly issued securities with slightly longer maturity dates. Although these transactions affect the turnover rate of the portfolio, they do not change the risk exposure or result in material transaction costs. The remaining turnover resulted from strategic reallocations and relative value trading. After transaction costs, this activity is expected to enhance the returns on the fund.
(f)	The fund’s turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the first quarter of 2009 and following a more active management style.
(g)	The turnover was a result of a combination of a change in the investment strategy and the growth of the fund. The fund experienced high net inflows in the second quarter of 2009, increasing the NAV.
(h)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(i)	The fund’s turnover rate has historically been low. The increase in turnover rate is primarily a result of repositioning holdings after management changes in the second quarter of 2009, and additionally for Seligman National Municipal, mergers of 14 state-specific Seligman Municipal Funds during the period into the Fund.
(j)	For the period from July 15, 2009 (when the Fund became publicly available) to Oct. 31, 2009.
(k)	For the period from Aug. 1, 2008 (when the Fund became available) to Oct. 31, 2008.

50

As of the end of the most recent fiscal period, the fund held securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 6. Securities of Regular Brokers or Dealers

Fund	Issuer	Value of securities owned at end of fiscal period
For funds with fiscal period ending January 31
Columbia Income Builder Fund	None	N/A
Columbia Income Builder Fund II	None	N/A
Columbia Income Builder Fund III	None	N/A
Columbia Portfolio Builder Aggressive	None	N/A
Columbia Portfolio Builder Conservative	None	N/A
Columbia Portfolio Builder Moderate	None	N/A
Columbia Portfolio Builder Moderate Aggressive	None	N/A
Columbia Portfolio Builder Moderate Conservative	None	N/A
Columbia Portfolio Builder Total Equity	None	N/A
RiverSource S&P 500 Index	Ameriprise Financial	$147,339
	Charles Schwab	199,837
	Citigroup	825,442
	E*Trade Financial	48,192
	Franklin Resources	216,282
	Goldman Sachs Group	983,038
	JPMorgan Chase & Co.	1,947,078
	Legg Mason	41,068
	Morgan Stanley	489,323
	PNC Financial Services Group	347,103
RiverSource Small Company Index	Investment Technology Group	932,730
	LaBranche & Co.	159,627
	optionsXpress	645,578
	Piper Jaffray Companies	677,351
	Stifel Financial	1,463,301
For funds with fiscal period ending March 31
Columbia Equity Value	Goldman Sachs Group	11,067,062
	JPMorgan Chase & Co.	13,784,298
	Morgan Stanley	7,911,083
RiverSource Precious Metals and Mining	None	N/A
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	None	N/A
Columbia Recovery and Infrastructure	None	N/A
Columbia Retirement Plus 2010	None	N/A
Columbia Retirement Plus 2015	None	N/A
Columbia Retirement Plus 2020	None	N/A
Columbia Retirement Plus 2025	None	N/A
Columbia Retirement Plus 2030	None	N/A
Columbia Retirement Plus 2035	None	N/A
Columbia Retirement Plus 2040	None	N/A
Columbia Retirement Plus 2045	None	N/A

51

Fund	Issuer	Value of securities owned at end of fiscal period
For funds with fiscal period ending May 31
Columbia High Yield Bond	Lehman Brothers Holdings*	$1,322,250
Columbia Multi-Advisor Small Cap Value	Raymond James Financial	1,696,199
Columbia U.S. Government Mortgage	Bear Stearns Asset Backed Securities Trust	339,729
	Bear Stearns Commercial Mtge Securities	3,164,927
	ChaseFlex Trust	398,308
	Citigroup Mortgage Loan Trust, Inc.	1,106,996
	Credit Suisse Mortgage Capital Ctfs	7,823,287
	GS Mortgage Securities Corp.	6,427,923
	Jefferies & Co.	2,284,896
	JPMorgan Chase Commercial Mtge Securities	990,893
	JPMorgan Mtge Trust	667,343
	JPMorgan Reremic	534,987
RiverSource Partners Fundamental Value	Goldman Sachs Group, Inc.	3,039,588
	JPMorgan Chase & Co.	2,342,740
RiverSource Short Duration U.S. Government	Bear Stearns Asset Backed Securities Trust	782,912
	Bear Stearns Commercial Mtge Securities	1,607,987
	Citigroup Funding	18,414,224
	Citigroup Mortgage Loan Trust, Inc.	3,441,463
	Credit Suisse Mortgage Capital Ctfs	7,919,291
	CS First Boston Mtge Securities	968,402
	Goldman Sachs Group	7,829,724
	Jefferies & Co.	1,062,793
	JPMorgan Chase Commercial Mtge Securities	3,998,961
	JPMorgan Chase & Co.	2,966,688
	JPMorgan Mtge Trust	2,196,977
	Morgan Stanley	8,350,389
	Morgan Stanley Capital I	4,934,943
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	Goldman Sachs Group	8,911,501
	JPMorgan Chase & Co.	5,407,407
	Morgan Stanley	10,581,853
RiverSource Real Estate	None	N/A
For funds with fiscal period ending July 31
Columbia Floating Rate	Nuveen Investments	887,000
Columbia Income Opportunities	E*TRADE Financial	4,180,938
Columbia Inflation Protected Securities	Jefferies & Co.	925,026
	LB-UBS Commercial Mortgage Trust	2,711,440
Columbia Large Core Quantitative	Citigroup	89,448,117
	Franklin Resources	10,199,918
	Goldman Sachs Group	18,407,431
	PNC Financial Services Group	55,870,310
Columbia Limited Duration Credit	Citigroup	4,988,135
	Goldman Sachs Group	5,629,686
	JPMorgan Chase & Co.	4,363,771
	Lehman Brothers Holdings*	95,700
	Merrill Lynch & Co.	856,523
	Morgan Stanley	5,284,355
Columbia Money Market	Citigroup Funding	100,983,942
	JPMorgan Chase & Co.	87,793,771

52

Fund	Issuer	Value of securities owned at end of fiscal period
RiverSource Disciplined Small and Mid Cap Equity	Investment Technology Group	$93,176
	Jefferies Group, Inc.	76,613
	Knight Capital Group Cl A	342,359
	optionsXpress Holdings	113,864
	Raymond James Financial	1,524,868
RiverSource Disciplined Small Cap Value	Knight Capital Group Cl A	251,175
	Westwood Holdings Group	104,596
For funds with fiscal period ending August 31
Columbia Diversified Bond	Bear Stearns Adjustable Rate Mortgage Trust	5,214,463
	Bear Stearns Alt-A Trust	22,769
	Bear Stearns Asset-Backed Securities Trust	3,855,171
	Bear Stearns Commercial Mortgage Securities	2,278,870
	Bear Stearns Mortgage Funding Trust	680,868
	ChaseFlex Trust	1,470,112
	Citigroup, Inc.	44,244,737
	Citigroup Commercial Mortgage Trust	3,387,078
	Citigroup/Deutsche Bank Commercial Mortgage Trust	25,824,909
	Citigroup Mortgage Loan Trust, Inc.	37,740,867
	Credit Suisse Mortgage Capital Certificates	59,851,574
	Credit Suisse First Boston Mortgage Securities Corp.	15,808,795
	GS Mortgage Securities Corp. II	46,506,875
	The Goldman Sachs Group, Inc.	37,320,156
	Jefferies & Co., Inc.	6,723,914
	JPMorgan Chase & Co.	41,539,862
	JPMorgan Chase Commercial Mortgage Securities Corp.	104,835,640
	JPMorgan Mortgage Trust	3,844,284
	JPMorgan Remeric	4,562,368
	LB-UBS Commercial Mortgage Trust	35,858,704
	Lehman Brothers Holdings, Inc.*	2,204,363
	Merrill Lynch Mortgage Trust	1,656,762
	Morgan Stanley	36,602,643
	Morgan Stanley Capital I	16,918,724
	Morgan Stanley Reremic Trust	50,927,555
Columbia Minnesota Tax-Exempt	None	N/A
RiverSource California Tax-Exempt	None	N/A
RiverSource New York Tax-Exempt	None	N/A
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	Goldman Sachs Group	178,337,738
	JPMorgan Chase & Co.	85,834,923
	Morgan Stanley	52,518,110
Columbia Large Growth Quantitative	Franklin Resources	1,934,035
	Goldman Sachs Group	20,863,258
	Morgan Stanley	9,177,567
Columbia Large Value Quantitative	Citigroup	6,796,957
	Goldman Sachs Group	6,574,659
	JPMorgan Chase & Co.	1,293,917
	Morgan Stanley	6,536,678
	PNC Financial Services Group	1,943,649

53

Fund	Issuer	Value of securities owned at end of fiscal period
Columbia Mid Cap Value Opportunity	Goldman Sachs & Co.	$47,226,353
Columbia Strategic Allocation	Bear Stearns Commercial Mortgage Securities	699,898
	Citigroup	6,504,737
	Citigroup Commercial Mortgage Trust	316,302
	Citigroup/Deutsche Bank Commercial Mortgage Trust	183,715
	Credit Suisse Group	457,330
	CS First Boston Mortgage Securities	155,406
	Goldman Sachs Group	9,642,282
	GS Mortgage Securities II	788,719
	JPMorgan Chase & Co.	10,872,093
	JPMorgan Chase Commercial Mortgage Securities	2,234,879
	Knight Capital Group Cl A	96,200
	LB-UBS Commercial Mortgage Trust	559,502
	Morgan Stanley	9,436,155
	Morgan Stanley Capital I	709,666
	optionsXpress Holdings	82,339
	PNC Financial Services Group	6,225,544
RiverSource Balanced	Bear Stearns Adjustable Rate Mortgage Trust	713,060
	Bear Stearns Commercial Mortgage Securities	899,869
	ChaseFlex Trust	849,320
	Citigroup	1,082,219
	Citigroup Commercial Mortgage Trust	316,302
	Citigroup/Deutsche Bank Commercial Mortgage Trust	393,676
	Goldman Sachs Group	18,865,931
	GS Mortgage Securities II	1,030,324
	JPMorgan Chase & Co.	8,998,091
	JPMorgan Chase Commercial Mortgage Securities	2,697,566
	LB-UBS Commercial Mortgage Trust	1,354,451
	Lehman Brothers Holdings*	236,004
	Merrill Lynch Mortgage Trust	188,000
	Morgan Stanley	3,258,404
	Morgan Stanley Capital I	1,291,191
RiverSource Strategic Income Allocation	Ameritrade Holding Corp. — subsidiary	624,828
	Bear Stearns Commercial Mortgage Securities	868,876
	Citigroup	118,157
	Citigroup/Deutsche Bank Commercial Mortgage Trust	985,508
	CS First Boston Mortgage Securities	1,069,849
	Goldman Sachs Group	171,602
	JPMorgan Chase & Co.	268,331
	JPMorgan Chase Commercial Mortgage Securities	889,173
	Lehman Brothers Holdings*	15,975
	Merrill Lynch Mortgage Trust	178,336
	Morgan Stanley	801,038
	Morgan Stanley Capital I	69,125
	Nuveen Investments	97,091

54

Fund	Issuer	Value of securities owned at end of fiscal period
Seligman California Municipal High-Yield	None	N/A
Seligman California Municipal Quality	None	N/A
Seligman Minnesota Municipal	None	N/A
Seligman National Municipal	None	N/A
Seligman New York Municipal	None	N/A
Seligman TargETFund 2015	None	N/A
Seligman TargETFund 2025	None	N/A
Seligman TargETFund 2035	None	N/A
Seligman TargETFund 2045	None	N/A
Seligman TargETFund Core	None	N/A
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	GS Mortgage Securities II	$2,719,948
	Lehman Brothers Holdings*	100,800
	Morgan Stanley Dean Witter Capital I	428,016
Columbia Asia Pacific ex-Japan	None	N/A
Columbia Emerging Markets Bond	Morgan Stanley	2,351,866
Columbia Emerging Markets Opportunity	None	N/A
Columbia European Equity	Credit Suisse Group	2,058,583
Columbia Frontier	Affiliated Managers Group	380,940
	Piper Jaffray Companies	171,643
	Stifel Financial	244,212
Columbia Global Bond	Bear Stearns Commercial Mortgage Securities	237,337
	Citigroup	1,003,392
	Citigroup Commercial Mortgage Trust	1,581,548
	CS First Boston Mortgage Securities	595,440
	Goldman Sachs Group	1,188,323
	GS Mortgage Securities II	1,102,326
	JPMorgan Chase Commercial Mortgage Securities	1,702,095
	JPMorgan Chase & Co.	770,873
	LB-UBS Commercial Mortgage Trust	1,501,910
	Lehman Brothers Holdings*	212,850
	Merrill Lynch & Co.	366,682
	Morgan Stanley	11,964,651
	Morgan Stanley Capital I	1,334,954
Columbia Global Equity	Citigroup Commercial Mortgage Trust	6,721,641
	Credit Suisse Mortgage Capital Certificates	2,352,116
	Goldman Sachs Group	5,039,414
	JPMorgan Chase & Co.	9,925,220
Columbia Global Extended Alpha	Citigroup	64,732
	Goldman Sachs Group	119,119
Columbia Multi-Advisor International Value	Citigroup Funding	6,997,755
	Morgan Stanley	20,000,000
Columbia Seligman Global Technology	None	N/A
RiverSource Disciplined International Equity	Credit Suisse Mortgage Capital Certificates	3,138,369
RiverSource Partners International Select Growth	Credit Suisse Group	4,008,753
RiverSource Partners International Small Cap	None	N/A
Threadneedle Global Equity Income	None	N/A
Threadneedle International Opportunity	Credit Suisse Group	7,751,291

55

Fund	Issuer	Value of securities owned at end of fiscal period
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	None	N/A
Columbia Mid Cap Growth Opportunity	E*TRADE Financial	$3,797,720
	Legg Mason	2,696,490
RiverSource Intermediate Tax-Exempt	None	N/A
RiverSource Tax-Exempt High Income	None	N/A
For funds with fiscal period ending December 31
Columbia Government Money Market	None	N/A
Columbia Seligman Communications and Information	None	N/A
Columbia Select Large-Cap Value	JPMorgan Chase & Co.	8,334,000
	Morgan Stanley	7,340,800
Columbia Select Smaller-Cap Value	None	N/A
RiverSource LaSalle Global Real Estate	None	N/A
RiverSource LaSalle Monthly Dividend Real Estate	None	N/A
Seligman Capital	None	N/A
Seligman Growth	Goldman Sachs Group	9,455,040

*	Subsequent to Aug. 31, 2008. Lehman Brothers Holdings filed a Chapter 11 bankruptcy petition.

56

Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about any brokerage commissions paid by a fund in the last three fiscal periods to brokers affiliated with the fund’s investment manager is contained in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 7. Brokerage Commissions Paid to Investment Manager or Affiliates

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker	Aggregate dollar amount of commissions paid to broker
Fund			2010			2009	2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	None	—	—	—	—	$0	$0	(a)
Columbia Income Builder Fund II	None	—	—	—	—	0	0	(a)
Columbia Income Builder Fund III	None	—	—	—	—	0	0	(a)
Columbia Portfolio Builder Aggressive	None	—	—	—	—	0	0
Columbia Portfolio Builder Conservative	None	—	—	—	—	0	0
Columbia Portfolio Builder Moderate	None	—	—	—	—	0	0
Columbia Portfolio Builder Moderate Aggressive	None	—	—	—	—	0	0
Columbia Portfolio Builder Moderate Conservative	None	—	—	—	—	0	0
Columbia Portfolio Builder Total Equity	None	—	—	—	—	0	0
RiverSource S&P 500 Index	None	—	—	—	—	0	0
RiverSource Small Company Index	None	—	—	—	—	0	0
For funds with fiscal period ending March 31
Columbia Equity Value	None	—	—	—	—	0	0
RiverSource Precious Metals and Mining	None	—	—	—	—	0	0

57

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker		Aggregate dollar amount of commissions paid to broker
Fund			2010			2009		2008
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	None	—	—	—	—	$0		$0	(b)
Columbia Recovery and Infrastructure	None	—	—	—	—	0	(c)	N/A
Columbia Retirement Plus 2010	None	—	—	—	—	0		0
Columbia Retirement Plus 2015	None	—	—	—	—	0		0
Columbia Retirement Plus 2020	None	—	—	—	—	0		0
Columbia Retirement Plus 2025	None	—	—	—	—	0		0
Columbia Retirement Plus 2030	None	—	—	—	—	0		0
Columbia Retirement Plus 2035	None	—	—	—	—	0		0
Columbia Retirement Plus 2040	None	—	—	—	—	0		0
Columbia Retirement Plus 2045	None	—	—	—	—	0		0
For funds with fiscal period ending May 31
Columbia High Yield Bond	None	—	—	—	—	0		0
Columbia Multi-Advisor Small Cap Value	None	—	—	—	—	0		0
Columbia U.S. Government Mortgage	None	—	—	—	—	0		0
RiverSource Partners Fundamental Value	None	—	—	—	—	0		0
RiverSource Short Duration U.S. Government	None	—	—	—	—	0		0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	None	—	—	—	—	0		0
RiverSource Real Estate	None	—	—	—	—	0		0

58

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker		Aggregate dollar amount of commissions paid to broker
Fund			2010			2009		2008
For funds with fiscal period ending July 31
Columbia Floating Rate	None	—	—	—	—	$0		$0
Columbia Income Opportunities	None	—	—	—	—	0		0
Columbia Inflation Protected Securities	None	—	—	—	—	0		0
Columbia Large Core Quantitative	None					0		0
Columbia Limited Duration Credit	None	—	—	—	—	0		0
Columbia Money Market	None	—	—	—	—	0		0
RiverSource Disciplined Small and Mid Cap Equity	None	—	—	—	—	0		0
RiverSource Disciplined Small Cap Value	None	—	—	—	—	0		0
For funds with fiscal period ending August 31				!
Columbia Diversified Bond	None	—	—	—	—	0		0
Columbia Minnesota Tax-Exempt	None	—	—	—	—	0		0
RiverSource California Tax-Exempt	None	—	—	—	—	0		0
RiverSource New York Tax-Exempt	None	—	—	—	—	0		0

			2009			2008		2007
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	None	—	—	—	—	0		0
Columbia Large Growth Quantitative	None	—	—	—	—	0		0	(d)
Columbia Large Value Quantitative	None	—	—	—	—	0	(e)	N/A
Columbia Mid Cap Value Opportunity	None	—	—	—	—	0		0
Columbia Strategic Allocation	None	—	—	—	—	0		0
RiverSource Balanced	None	—	—	—	—	0		0
RiverSource Strategic Income Allocation	None	—	—	—	—	0		0	(d)

59

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker		Aggregate dollar amount of commissions paid to broker
Fund			2009			2008		2007
Seligman California Municipal High-Yield	None	—	—	—	—	$0		$0
Seligman California Municipal Quality	None	—	—	—	—	0		0
Seligman Minnesota Municipal	None	—	—	—	—	0		0
Seligman National Municipal	None	—	—	—	—	0		0
Seligman New York Municipal	None	—	—	—	—	0		0
Seligman TargETFund 2015	None	—	—	—	—	0		0
Seligman TargETFund 2025	None	—	—	—	—	0		0
Seligman TargETFund 2035	None	—	—	—	—	0		0
Seligman TargETFund 2045	None	—	—	—	—	0		0
Seligman TargETFund Core	None	—	—	—	—	0		0
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	None	—	—	—	—	0		0
Columbia Asia Pacific ex-Japan	None(f)	—	—	—	—	N/A		N/A
Columbia Emerging Markets Bond	None	—	—	—	—	0		0
Columbia Emerging Markets Opportunity	None	—	—	—	—	0		0
Columbia European Equity	None	—	—	—	—	0		0
Columbia Frontier	None	—	—	—	—	0		0
Columbia Global Bond	None	—	—	—	—	0		0
Columbia Global Equity	None	—	—	—	—	0		0
Columbia Global Extended Alpha	None	—	—	—	—	0	(g)	N/A
Columbia Multi-Advisor International Value	Sanford Bernstein	(1)	$0	—	—	1,677		0
Columbia Seligman Global Technology	None	—	—	—	—	0		0
RiverSource Disciplined International Equity	None	—	—	—	—	0		0
RiverSource Partners International Select Growth	Merrill Lynch Capital Markets	(2)	585	0.27%	0.42%	0		0
RiverSource Partners International Small Cap	None	—	—	—	—	0		0
Threadneedle Global Equity Income	None	—	—	—	—	0	(g)	N/A
Threadneedle International Opportunity	None	—	—	—	—	0		0

60

	Broker	Nature of affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate dollar amount of commissions paid to broker	Aggregate dollar amount of commissions paid to broker
Fund			2009			2008	2007
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	None	—	—	—	—	0	0
Columbia Mid Cap Growth Opportunity	None	—	—	—	—	0	0
RiverSource Intermediate Tax-Exempt	None	—	—	—	—	0	0
RiverSource Tax-Exempt High Income	None	—	—	—	—	0	0
For funds with fiscal period ending December 31
Columbia Government Money Market	None	—	—	—	—	0	0
Columbia Select Large-Cap Value	None	—	—	—	—	0	0
Columbia Select Smaller-Cap Value	None	—	—	—	—	0	0
Columbia Seligman Communications and Information	None	—	—	—	—	0	0
RiverSource LaSalle Global Real Estate	None	—	—	—	—	0	0
RiverSource LaSalle Monthly Dividend Real Estate	None	—	—	—	—	0	0
Seligman Capital	None	—	—	—	—	0	0
Seligman Growth	None	—	—	—	—	0	0

(1)	Affiliate of AllianceBernstein L.P., a subadviser.
(2)	Affiliate of Columbia Wanger Asset Management, L.P., a subadviser.
(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

61

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation of net asset value per share of a class of a fund was based on net assets of that class divided by the number of class shares outstanding as shown in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1. All expenses of a fund, including the management fee and administrative services fee and, as applicable, distribution and plan administration fees, are accrued daily and taken into account for the purpose of determining NAV.

Table 8. Valuing Fund Shares

Fund*	Net assets	Shares outstanding	Net asset value of one Share
For funds with fiscal period ending January 31
Columbia Income Builder Fund
Class A	$191,609,144	19,630,870	$9.76
Class B	24,940,436	2,547,850	9.79
Class C	12,407,352	1,267,551	9.79
Class R4	9,771	1,000	9.77
Columbia Income Builder Fund II
Class A	336,673,414	35,567,971	9.47
Class B	35,116,660	3,701,134	9.49
Class C	15,534,369	1,636,863	9.49
Class R4	18,248	1,926	9.47
Columbia Income Builder Fund III
Class A	169,340,312	17,933,995	9.44
Class B	17,093,815	1,803,903	9.48
Class C	8,762,187	925,152	9.47
Class R4	36,268	3,844	9.43
Columbia Portfolio Builder Aggressive
Class A	411,905,718	47,812,554	8.62
Class B	69,631,727	8,121,597	8.57
Class C	26,852,423	3,157,443	8.50
Class R4	391,084	45,318	8.63
Columbia Portfolio Builder Conservative
Class A	188,324,159	19,284,494	9.77
Class B	38,996,195	4,007,171	9.73
Class C	18,361,827	1,886,873	9.73
Class R4	68,268	7,043	9.69
Columbia Portfolio Builder Moderate
Class A	936,670,111	99,022,922	9.46
Class B	163,374,895	17,355,229	9.41
Class C	60,532,854	6,431,212	9.41
Class R4	221,015	23,381	9.45
Columbia Portfolio Builder Moderate Aggressive
Class A	848,711,038	93,990,508	9.03
Class B	143,830,084	16,003,632	8.99
Class C	44,907,699	5,004,198	8.97
Class R4	842,067	93,149	9.04
Columbia Portfolio Builder Moderate Conservative
Class A	335,708,725	34,921,226	9.61
Class B	60,124,214	6,274,529	9.58
Class C	26,207,827	2,735,790	9.58
Class R4	28,861	3,017	9.57
Columbia Portfolio Builder Total Equity
Class A	348,269,405	42,472,580	8.20
Class B	56,041,391	6,869,051	8.16
Class C	25,712,743	3,180,656	8.08
Class R4	227,529	27,657	8.23

62

Fund*	Net assets	Shares outstanding	Net asset value of one Share
RiverSource S&P 500 Index
Class A**	$21,534,109	6,062,565	$3.55
Class Z**	100,496,276	28,199,115	3.56
RiverSource Small Company Index
Class A	328,913,706	84,403,946	3.90
Class B	43,947,939	14,032,865	3.13
Class R4	6,632,993	1,640,892	4.04
For funds with fiscal period ending March 31
Columbia Equity Value
Class A	681,073,286	70,741,844	9.63
Class B	50,132,060	5,184,913	9.67
Class C	4,895,038	512,462	9.55
Class I	18,363,036	1,905,271	9.64
Class R	30,124	3,129	9.63
Class R3	183,254	19,014	9.64
Class R4	10,092,743	1,046,026	9.65
Class R5	6,508	676	9.63
Class W	3,658	380	9.63
RiverSource Precious Metals and Mining
Class A	133,459,266	10,925,790	12.22
Class B	13,809,631	1,240,361	11.13
Class C	4,233,101	389,141	10.88
Class I	12,268	989	12.40
Class R4	177,328	14,319	12.38
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity
Class A	33,365,848	2,185,314	15.27
Class B	1,401,883	92,764	15.11
Class C	2,405,895	159,728	15.06
Class I	4,324,899	281,691	15.35
Class R5	7,670	500	15.34
Columbia Recovery and Infrastructure
Class A	438,673,229	22,317,277	19.66
Class B	21,596,850	1,108,701	19.48
Class C	27,986,758	1,436,501	19.48
Class I	117,332,774	5,939,737	19.75
Class R	80,728	4,127	19.56
Class R3	19,621	1,000	19.62
Class R4	623,844	31,702	19.68
Class R5	59,600	3,020	19.74
Columbia Retirement Plus 2010
Class A	3,004,756	352,192	8.53
Class R	3,994	468	8.53
Class R3	3,994	468	8.53
Class R4	3,996	468	8.54
Class R5	3,998	468	8.54
Class Y	5,248,330	614,374	8.54
Columbia Retirement Plus 2015
Class A	5,097,950	597,650	8.53
Class R	3,973	465	8.54
Class R3	3,973	465	8.54
Class R4	3,975	465	8.55
Class R5	3,981	465	8.56
Class Y	16,572,401	1,937,035	8.56

63

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Retirement Plus 2020
Class A	$5,667,643	702,748	$8.06
Class R	78,158	9,696	8.06
Class R3	3,759	464	8.10
Class R4	3,760	464	8.10
Class R5	3,765	464	8.11
Class Y	17,797,248	2,195,426	8.11
Columbia Retirement Plus 2025
Class A	3,282,520	407,390	8.06
Class R	22,706	2,823	8.04
Class R3	3,768	466	8.09
Class R4	3,778	465	8.12
Class R5	3,778	465	8.12
Class Y	23,159,563	2,856,811	8.11
Columbia Retirement Plus 2030
Class A	3,128,008	387,287	8.08
Class R	11,770	1,457	8.08
Class R3	3,744	464	8.07
Class R4	3,752	464	8.09
Class R5	3,757	464	8.10
Class Y	22,379,892	2,763,842	8.10
Columbia Retirement Plus 2035
Class A	1,956,294	244,856	7.99
Class R	3,735	467	8.00
Class R3	3,739	467	8.01
Class R4	3,740	467	8.01
Class R5	3,746	467	8.02
Class Y	17,305,186	2,157,431	8.02
Columbia Retirement Plus 2040
Class A	1,741,154	224,227	7.77
Class R	11,120	1,430	7.78
Class R3	35,194	4,525	7.78
Class R4	3,616	464	7.79
Class R5	3,621	464	7.80
Class Y	12,213,457	1,565,039	7.80
Columbia Retirement Plus 2045
Class A	1,471,608	185,478	7.93
Class R	4,460	562	7.94
Class R3	3,702	466	7.94
Class R4	13,137	1,653	7.95
Class R5	3,708	466	7.96
Class Y	11,614,891	1,459,211	7.96
For funds with fiscal period ending May 31
Columbia High Yield Bond
Class A	1,192,635,686	457,046,893	2.61
Class B	91,104,344	34,942,309	2.61
Class C	70,488,596	27,193,543	2.59
Class I	144,202,631	55,371,206	2.60
Class R	5,689,581	2,174,204	2.62
Class R3	4,003,157	1,526,132	2.62
Class R4	43,405,874	16,621,906	2.61
Class R5	7,957,720	3,054,300	2.61
Class W	100,226,537	38,706,595	2.59

64

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Multi-Advisor Small Cap Value
Class A	$277,383,581	56,445,589	$4.91
Class B	62,403,783	13,736,068	4.54
Class C	7,765,256	1,704,900	4.55
Class I	43,814,661	8,585,111	5.10
Class R	679,273	138,536	4.90
Class R3	439,854	88,320	4.98
Class R4	370,250	73,789	5.02
Class R5	11,078,515	2,197,207	5.04
Columbia U.S. Government Mortgage
Class A	80,371,258	15,588,925	5.16
Class B	17,619,412	3,416,007	5.16
Class C	5,217,051	1,011,314	5.16
Class I	132,494,594	25,723,583	5.15
Class R4	85,125	16,536	5.15
RiverSource Partners Fundamental Value
Class A	307,057,850	70,426,307	4.36
Class B	51,870,545	12,425,795	4.17
Class C	8,227,996	1,965,058	4.19
Class I	174,554,927	39,571,435	4.41
Class R4	153,322	34,916	4.39
RiverSource Short Duration U.S. Government
Class A	488,090,547	102,802,359	4.75
Class B	66,777,148	14,065,529	4.75
Class C	27,832,188	5,862,287	4.75
Class I	67,563,272	14,218,020	4.75
Class R	2,999,953	631,892	4.75
Class R4	4,709,513	991,519	4.75
Class W	4,996	1,053	4.74
For funds with fiscal period ending June 30
Columbia Dividend Opportunity
Class A	883,208,464	139,966,191	6.31
Class B	68,144,709	10,871,463	6.27
Class C	21,354,419	3,418,234	6.25
Class I	165,701,325	26,198,041	6.32
Class R	196,428	31,069	6.32
Class R3	4,127	653	6.32
Class R4	1,455,755	230,050	6.33
Class R5	968,152	152,954	6.33
Class W	3,592	568	6.32
RiverSource Real Estate
Class A	52,648,116	5,701,458	9.23
Class B	6,533,282	713,272	9.16
Class C	1,396,367	152,727	9.14
Class I	131,165,236	14,173,209	9.25
Class R4	60,555	6,587	9.19
Class W	2,528	275	9.19
For funds with fiscal period ending July 31
Columbia Floating Rate
Class A	226,172,173	26,483,112	8.54
Class B	9,928,119	1,161,939	8.54
Class C	21,210,203	2,483,252	8.54
Class I	101,982,065	11,945,601	8.54
Class R4	178,181	20,812	8.56
Class R5	4,760	556	8.56
Class W	4,246	497	8.54

65

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Income Opportunities
Class A	$498,802,615	51,300,169	$9.72
Class B	29,050,926	2,989,075	9.72
Class C	60,481,511	6,224,222	9.72
Class I	182,941,408	18,794,063	9.73
Class R4	403,599	41,375	9.75
Class R5	5,068	521	9.73
Columbia Inflation Protected Securities
Class A	297,826,817	28,749,837	10.36
Class B	14,961,461	1,445,877	10.35
Class C	17,160,807	1,658,844	10.35
Class I	184,100,334	17,768,869	10.36
Class R	1,474,003	142,411	10.35
Class R4	79,085	7,639	10.35
Class R5	5,139	496	10.36
Class W	100,345,459	9,690,622	10.35
Columbia Large Core Quantitative
Class A	2,688,843,397	567,423,999	4.74
Class B	153,325,657	32,554,969	4.71
Class C	21,982,264	4,714,140	4.66
Class I	314,250,741	65,856,337	4.77
Class R	2,193,578	463,276	4.73
Class R3	6,033	1,273	4.74
Class R4	162,518,882	34,154,804	4.76
Class R5	24,848,139	5,229,982	4.75
Class W	373,927,157	79,042,111	4.73
Columbia Limited Duration Credit
Class A	392,689,453	39,500,738	9.94
Class B	11,562,307	1,163,439	9.94
Class C	49,324,257	4,964,675	9.94
Class I	126,851,810	12,755,538	9.94
Class R4	540,555	54,240	9.97
Class W	5,096	512	9.95
Columbia Money Market
Class A	2,528,588,079	2,528,587,497	1.00
Class B	33,926,741	33,926,744	1.00
Class C	7,909,529	7,909,540	1.00
Class I	27,174,833	27,174,915	1.00
Class R	2,500	2,500	1.00
Class R5	725,626	725,628	1.00
Class W	34,576,967	34,577,375	1.00
Class Y	26,190,282	26,190,329	1.00
Class Z	19,816,215	19,816,218	1.00
RiverSource Disciplined Small and Mid Cap Equity
Class A	9,570,996	1,291,322	7.41
Class B	586,284	81,313	7.21
Class C	205,141	28,435	7.21
Class I	27,121,153	3,643,387	7.44
Class R4	8,952	1,206	7.42
Class W	104,872,014	14,205,922	7.38
RiverSource Disciplined Small Cap Value
Class A	3,483,311	441,264	7.89
Class B	141,730	18,276	7.75
Class C	120,243	15,510	7.75
Class I	47,679,790	6,023,250	7.92
Class R	3,587	455	7.88
Class R3	5,300	672	7.89
Class R4	7,899	1,000	7.90
Class R5	3,599	455	7.91

66

Fund*	Net assets	Shares outstanding	Net asset value of one Share
For funds with fiscal period ending August 31
Columbia Diversified Bond
Class A	$3,258,076,487	642,678,449	$5.07
Class B	116,363,532	22,963,835	5.07
Class C	61,700,918	12,168,343	5.07
Class I	1,021,032,051	201,137,653	5.08
Class R2	1,040,372	204,835	5.08
Class R3	11,200	2,207	5.07
Class R4	74,983,846	14,807,342	5.06
Class R5	237,004	46,821	5.06
Class W	525,188,670	103,547,472	5.07
Columbia Minnesota Tax-Exempt
Class A	329,334,780	60,200,883	5.47
Class B	5,767,557	1,053,321	5.48
Class C	20,225,454	3,696,926	5.47
RiverSource California Tax-Exempt
Class A	150,279,608	29,127,363	5.16
Class B	1,787,095	346,584	5.16
Class C	3,499,880	677,462	5.17
RiverSource New York Tax-Exempt
Class A	52,428,136	10,220,753	5.13
Class B	1,330,181	259,423	5.13
Class C	1,038,696	202,525	5.13
For funds with fiscal period ending September 30
Columbia Diversified Equity Income
Class A	3,516,947,647	423,238,665	8.31
Class B	377,652,270	45,345,973	8.33
Class C	72,371,930	8,719,127	8.30
Class I	212,064,386	25,537,767	8.30
Class R	8,271,071	998,943	8.28
Class R3	110,247,680	13,285,646	8.30
Class R4	197,976,509	23,806,751	8.32
Class R5	53,334,196	6,415,412	8.31
Class W	3,002	361	8.32
Columbia Large Growth Quantitative
Class A	274,023,730	36,524,683	7.50
Class B	3,579,138	481,472	7.43
Class C	1,561,360	210,004	7.43
Class I	206,056,085	27,238,022	7.57
Class R	7,533	1,000	7.53
Class R3	7,539	1,000	7.54
Class R4	7,730	1,025	7.54
Class R5	7,561	1,000	7.56
Class W	188,126,122	25,003,227	7.52
Columbia Large Value Quantitative
Class A	1,434,098	184,422	7.78
Class B	57,553	7,464	7.71
Class C	27,275	3,524	7.74
Class I	60,019,450	7,688,355	7.81
Class R	7,766	1,000	7.77
Class R3	7,779	1,000	7.78
Class R4	13,843	1,776	7.79
Class R5	7,804	1,000	7.80
Class W	237,104,669	30,469,778	7.78

67

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Mid Cap Value Opportunity
Class A	$1,351,336,081	219,846,167	$6.15
Class B	104,322,229	17,668,539	5.90
Class C	41,952,034	7,101,337	5.91
Class I	44,213,966	7,069,592	6.25
Class R	15,826,707	2,592,379	6.11
Class R3	46,598,913	7,595,392	6.14
Class R4	337,592,770	54,533,230	6.19
Class R5	133,143,010	21,466,665	6.20
Class W	3,138	506	6.20
Columbia Strategic Allocation
Class A	1,122,673,319	133,009,047	8.44
Class B	115,318,212	13,795,868	8.36
Class C	46,514,897	5,592,862	8.32
Class I	3,660	434	8.43
Class R	3,660	434	8.43
Class R3	3,660	434	8.43
Class R4	1,219,103	144,213	8.45
Class R5	3,660	434	8.43
RiverSource Balanced
Class A	567,386,530	64,566,373	8.79
Class B	17,661,853	2,021,254	8.74
Class C	9,454,482	1,084,116	8.72
Class R	119,765	13,638	8.78
Class R4	45,391,810	5,164,844	8.79
Class R5	10,692	1,217	8.79
RiverSource Strategic Income Allocation
Class A	255,190,331	26,582,876	9.60
Class B	25,702,531	2,676,844	9.60
Class C	13,328,854	1,389,310	9.59
Class R	5,157	537	9.60
Class R3	5,157	537	9.60
Class R4	68,365	7,124	9.60
Class R5	5,157	537	9.60
Seligman California Municipal High-Yield
Class A	31,142,713	4,653,633	6.69
Class C	6,162,106	919,720	6.70
Seligman California Municipal Quality
Class A	40,319,393	6,023,523	6.69
Class C	3,514,624	527,353	6.66
Seligman Minnesota Municipal
Class A	71,247,393	9,145,572	7.79
Class C	1,407,064	180,200	7.81
Seligman National Municipal
Class A	665,767,573	82,031,969	8.12
Class C	36,644,916	4,493,860	8.15
Seligman New York Municipal
Class A	76,943,770	9,243,243	8.32
Class C	8,196,244	982,659	8.34
Seligman TargETFund 2015
Class A	12,869,269	1,940,646	6.63
Class C	12,264,632	1,882,061	6.52
Class R	1,495,666	226,740	6.60
Class R5	25,221	3,765	6.70

68

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Seligman TargETFund 2025
Class A	$17,518,203	2,562,329	$6.84
Class C	13,402,662	2,002,910	6.69
Class R	3,182,793	469,091	6.79
Class R5	245,363	35,571	6.90
Seligman TargETFund 2035
Class A	5,955,957	840,606	7.09
Class C	2,414,707	346,244	6.97
Class R	1,481,321	209,743	7.06
Class R5	7,946	1,115	7.13
Seligman TargETFund 2045
Class A	3,216,301	455,251	7.06
Class C	882,294	126,804	6.96
Class R	523,492	74,309	7.04
Class R5	17,878	2,516	7.11
Seligman TargETFund Core
Class A	20,084,624	3,119,620	6.44
Class C	28,956,029	4,495,509	6.44
Class R	9,547,700	1,483,888	6.43
Class R5	105,101	16,332	6.44
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income
Class A	114,237,775	11,504,415	9.93
Class B	2,026,053	205,708	9.85
Class C	7,609,307	773,530	9.84
Class I	28,925,560	2,899,043	9.98
Class R4	9,944	1,000	9.94
Class R5	9,397	942	9.98
Class W	86,999,758	8,768,011	9.92
Columbia Asia Pacific ex-Japan
Class R5	53,643,171	4,698,479	11.42
Columbia Emerging Markets Bond
Class A	32,726,471	3,161,305	10.35
Class B	2,419,853	234,037	10.34
Class C	722,068	69,939	10.32
Class I	106,358,547	10,273,954	10.35
Class R4	23,156	2,238	10.35
Class W	117,037,431	11,319,382	10.34
Columbia Emerging Markets Opportunity
Class A	416,296,725	53,776,169	7.74
Class B	38,489,191	5,601,155	6.87
Class C	32,757,231	4,756,330	6.89
Class I	68,977,761	8,575,621	8.04
Class R	12,235,711	1,580,451	7.74
Class R4	1,186,515	147,397	8.05
Class R5	538,197	66,743	8.06
Columbia European Equity
Class A	64,717,075	13,311,370	4.86
Class B	6,123,682	1,268,930	4.83
Class C	1,156,669	240,707	4.81
Class I	6,487	1,336	4.86
Class R4	18,019	3,711	4.86

69

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Columbia Frontier
Class A	$23,379,805	2,848,890	$8.21
Class B	1,118,495	169,585	6.60
Class C	8,899,070	1,342,806	6.63
Class I	999,800	114,806	8.71
Class R	81,518	10,109	8.06
Class R3	5,027	623	8.07
Class R4	9,819	1,128	8.70
Class R5	625,564	71,840	8.71
Columbia Global Bond
Class A	252,772,959	35,605,039	7.10
Class B	29,976,819	4,198,213	7.14
Class C	5,556,941	784,634	7.08
Class I	169,716,515	23,886,385	7.11
Class R4	168,713	23,740	7.11
Class W	60,278,436	8,500,017	7.09
Columbia Global Equity
Class A	394,510,625	64,353,725	6.13
Class B	33,008,877	5,717,899	5.77
Class C	10,570,042	1,851,492	5.71
Class I	32,596,470	5,289,556	6.16
Class R	46,070	7,498	6.14
Class R3	3,897	634	6.15
Class R4	6,058,555	980,165	6.18
Class R5	17,622	2,861	6.16
Class W	3,934	639	6.16
Columbia Global Extended Alpha
Class A	2,647,582	150,018	17.65
Class B	258,403	14,788	17.47
Class C	125,035	7,154	17.48
Class I	4,366,888	246,500	17.72
Class R	8,780	500	17.56
Class R3	8,808	500	17.62
Class R4	59,122	3,345	17.67
Class R5	8,852	500	17.70
Columbia Multi-Advisor International Value
Class A	710,323,385	125,309,364	5.67
Class B	80,458,495	15,117,302	5.32
Class C	10,917,260	2,057,531	5.31
Class I	182,888,529	31,357,443	5.83
Class R4	493,430	85,118	5.80
Columbia Seligman Global Technology
Class A	325,789,863	19,750,519	16.50
Class B	21,966,464	1,541,875	14.25
Class C	69,848,512	4,900,053	14.25
Class I	23,827,145	1,442,107	16.52
Class R	5,131,007	315,762	16.25
Class R3	5,301	326	16.26
Class R4	289,226	17,518	16.51
Class R5	5,304	321	16.52

70

Fund*	Net assets	Shares outstanding	Net asset value of one Share
RiverSource Disciplined International Equity
Class A	$49,044,997	7,030,588	$6.98
Class B	7,031,214	1,021,394	6.88
Class C	1,094,910	159,170	6.88
Class I	126,948,273	18,085,070	7.02
Class R	3,525	509	6.93
Class R3	3,530	509	6.94
Class R4	69,728	9,972	6.99
Class R5	3,546	509	6.97
Class W	282,912,809	40,530,503	6.98
RiverSource Partners International Select Growth
Class A	181,148,068	31,216,716	5.80
Class B	24,733,743	4,433,114	5.58
Class C	9,527,501	1,710,456	5.57
Class I	191,323,369	32,651,792	5.86
Class R	122,389	21,139	5.79
Class R4	489,252	84,049	5.82
Class R5	938,080	159,892	5.87
RiverSource Partners International Small Cap
Class A	25,159,619	4,951,093	5.08
Class B	4,125,636	846,784	4.87
Class C	486,947	100,059	4.87
Class I	31,466,684	6,079,010	5.18
Class R4	401,664	78,176	5.14
Threadneedle Global Equity Income
Class A	21,078,520	2,483,415	8.49
Class B	2,067,434	244,105	8.47
Class C	449,282	53,062	8.47
Class I	4,190,596	493,000	8.50
Class R	8,493	1,000	8.49
Class R3	8,495	1,000	8.50
Class R4	10,456	1,230	8.50
Class R5	8,499	1,000	8.50
Threadneedle International Opportunity
Class A	257,909,909	33,503,026	7.70
Class B	20,431,810	2,710,581	7.54
Class C	6,942,369	936,735	7.41
Class I	116,826,749	15,026,177	7.77
Class R	1,110,150	142,157	7.81
Class R3	3,876	496	7.81
Class R4	226,706	28,868	7.85
Class R5	3,890	496	7.84
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond
Class A	645,167,080	173,557,831	3.72
Class B	14,670,642	3,944,081	3.72
Class C	8,445,704	2,271,237	3.72
Columbia Mid Cap Growth Opportunity
Class A	553,923,464	64,580,896	8.58
Class B	50,253,513	7,048,364	7.13
Class C	7,874,750	1,103,661	7.14
Class I	71,139,006	7,877,330	9.03
Class R4	4,055,434	458,745	8.84
RiverSource Intermediate Tax-Exempt
Class A	84,077,384	15,978,559	5.26
Class B	3,518,592	669,458	5.26
Class C	4,753,140	904,158	5.26

71

Fund*	Net assets	Shares outstanding	Net asset value of one Share
RiverSource Tax-Exempt High Income
Class A	$2,233,824,301	533,202,685	$4.19
Class B	37,295,962	8,910,422	4.19
Class C	15,135,314	3,611,273	4.19
For funds with fiscal period ending December 31
Columbia Government Money Market
Class A	89,878,036	89,888,902	1.00
Class B	4,745,466	4,744,006	1.00
Class C	13,538,936	13,518,927	1.00
Class R	3,134,050	3,134,336	1.00
Class R5	128,883	128,873	1.00
Columbia Select Large-Cap Value
Class A	202,826,281	16,478,708	12.31
Class B	5,889,617	506,900	11.62
Class C	40,629,661	3,493,324	11.63
Class I	23,869,523	1,894,164	12.60
Class R	8,288,348	679,748	12.19
Class R3	5,402	443	12.19
Class R4	5,412	430	12.59
Class R5	718,316	56,928	12.62
Columbia Select Smaller-Cap Value
Class A	221,181,372	17,565,526	12.59
Class B	26,499,678	2,376,033	11.15
Class C	46,625,791	4,175,990	11.17
Class I	6,299,696	471,820	13.35
Class R	10,777,562	872,458	12.35
Class R3	5,568	450	12.37
Class R4	41,632	3,122	13.34
Class R5	1,807,541	135,374	13.35
Columbia Seligman Communications and Information
Class A	2,788,834,356	71,908,305	38.78
Class B	106,645,895	3,289,023	32.42
Class C	694,889,021	21,418,226	32.44
Class I	39,507,415	980,688	40.29
Class R	37,012,489	971,801	38.09
Class R3	16,436	431	38.13
Class R4	7,565	188	40.24
Class R5	14,853,268	368,766	40.28
RiverSource LaSalle Global Real Estate
Class A	3,954,525	1,131,585	3.49
Class C	3,230,557	928,401	3.48
Class I	5,868,744	1,675,386	3.50
Class R	65,688	18,792	3.50
Class R3	5,971	1,706	3.50
Class R4	7,004	2,001	3.50
Class R5	1,356,462	387,086	3.50
RiverSource LaSalle Monthly Dividend Real Estate
Class A	6,537,789	1,804,866	3.62
Class B	2,419,442	668,153	3.62
Class C	10,283,911	2,841,350	3.62
Class I	1,709,431	471,537	3.63
Class R	3,927,576	1,088,654	3.61
Class R3	6,521	1,805	3.61
Class R4	16,991	4,682	3.63
Class R5	1,357,398	375,009	3.62

72

Fund*	Net assets	Shares outstanding	Net asset value of one Share
Seligman Capital
Class A	$157,108,911	7,820,630	$20.09
Class B	5,955,476	365,780	16.28
Class C	45,861,279	2,809,562	16.32
Class I	12,192,369	581,385	20.97
Class R	10,324,166	520,475	19.84
Class R3	5,618	283	19.85
Class R4	5,632	269	20.94
Class R5	1,754,570	83,689	20.97
Seligman Growth
Class A	1,243,927,994	305,941,924	4.07
Class B	97,446,493	30,519,910	3.19
Class C	32,821,061	10,276,754	3.19
Class I	238,196,380	56,595,677	4.21
Class R	1,088,235	272,087	4.00
Class R3	6,400	1,597	4.01
Class R4	31,688,383	7,529,168	4.21
Class R5	420,125	99,877	4.21

*	Effective Sept. 7, 2010, Class R2 was renamed as Class R.
**	Effective Sept. 7, 2010, Class D was renamed as Class A and Class E was renamed as Class Z.

For Funds other than Money Market Funds. A fund’s securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

•	Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

•

Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

•	Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

•

Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

•	Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

•

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the Exchange.

•

Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

•

Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Typically, short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

•

Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

73

•

When possible, bonds are valued at an evaluated bid by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

For Money Market Funds. In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the fund’s portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.

The Board has established procedures designed to stabilize the fund’s price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the fund’s net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The Board must consider any deviation that appears and, if it exceeds 0.5%, it must determine what action, if any, needs to be taken. If the Board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in any other unfair consequences for shareholders, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the fund would be able to obtain a somewhat higher yield than the investor would get if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Portfolio Holdings Disclosure

Each fund’s Board and the investment manager believe that the investment ideas of the investment manager and any subadviser with respect to portfolio management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund’s Board also believes that knowledge of the fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund’s Board has therefore adopted policies and procedures relating to disclosure of the fund’s portfolio securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide portfolio holdings on a selective basis, and the investment manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the fund’s operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders.

Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

Public Disclosures

The funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the funds’ website. The information is available on the funds’ website as described below.

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•

For Equity and Balanced funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis approximately, but no earlier than, 15 calendar days after each month-end. The four most recent consecutive monthly disclosures remain posted for each fund. Such portfolio holdings information posted on the website includes the name of each portfolio security, number of shares held by the fund, value of the security and the security’s percentage of the market value of the fund’s portfolio as of month-end.

•

For Fixed Income funds, a complete list of fund portfolio holdings as of calendar quarter-end are posted on the website on a quarterly basis approximately, but no earlier than, 30 calendar days after such quarter-end, and remain posted at least until the date on which the fund files its Form N-CSR or Form N-Q with the SEC for the subsequent fiscal period. Fixed income fund portfolio holdings information posted on the website shall include the name of each portfolio security, maturity/rate, par value and the security’s percentage of the market value of the fund’s portfolio as of calendar quarter-end.

•

For Money Market funds, a complete list of fund portfolio holdings as of month-end are posted on the website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, Money Market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The Money Market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding and any other information that may be required by the SEC.

Portfolio holdings of funds owned solely by affiliates of the investment manager may not be disclosed on the website. A complete schedule of each fund’s portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available on the SEC’s website within sixty (60) days of the end of a fund’s fiscal quarter.

In addition, the investment manager makes publicly available information regarding certain fund’s largest five to fifteen holdings, as a percent of the market value of the funds’ portfolios as of a month-end. This holdings information is made publicly available through the websites (riversource.com/funds for RiverSource and Threadneedle funds and seligman.com for Seligman funds), approximately fifteen (15) days following the month-end. The scope of the information that is made available on the funds’ websites pursuant to the funds’ policies may change from time to time without prior notice.

Other Disclosures

The funds’ policies and procedures provide that no disclosures of the funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the funds have a legitimate business purpose for making such disclosure, (ii) the funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the investment manager; (ii) any conflicts of interest between the interests of fund shareholders, on the one hand, and those of the investment manager, the funds’ distributor or any affiliated person of a fund, the investment manager or distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the funds with their day-to-day business affairs. These service providers include each fund’s sub-advisor(s) (if any), affiliates of the investment manager, the funds’ custodian, sub-custodians, the funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the funds. The funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The fund also discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund’s Board has adopted policies to ensure that the fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the investment manager’s legal department, Compliance, and the funds’ President. The PHC has been authorized by each fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

The funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized in accordance with the policy. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements:

In addition to the daily information provided to the fund’s custodians, subcustodians, administrator and investment advisers, the following disclosure arrangements are in place:

Identity of recipient	Conditions/Restrictions on use of information	Frequency of disclosure
Bitlathe	Website support for fund performance disclosure	Monthly
BlackRock, Inc.	For providing trading operations and portfolio management support.	Daily
Bloomberg, L.P.	For independent research of funds. Sent monthly, approximately 30 days after month end.	Monthly
Bowne & Co.	For printing of proxies and annual updates to prospectuses and SAIs.	As needed
Cenveo, Inc.	For printing of prospectuses, supplements, SAIs and shareholder reports.	As needed
Factset Research Systems	For provision of quantitative analytics, charting and fundamental data to the investment manager.	Daily
Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	For evaluation and assessment of trading activity, execution and practices by the investment manager.	Daily
InvestorTools, Inc.	Provide descriptive data for municipal securities	Daily
Morningstar, Inc.	For independent research and ranking of funds. Sent monthly, approximately 25 days after month end.	Monthly
RiskMetrics Group (formerly Institutional Shareholder Services)	Proxy voting administration and research on proxy matters.	Daily
Thomson Reuters Corp. (Lipper)	Information provided monthly with a 30 day lag to assure accuracy of Lipper Fact Sheets.	Monthly

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Proxy Voting

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds’ investment manager and the funds’ administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

Corporate Governance Matters — The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

•	The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

•	The Board supports annual election of all directors and proposals to eliminate classes of directors.

•

In a routine election of directors, the Board will generally vote with management’s recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation, or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

•

The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

•

Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

Shareholder Rights Plans — The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company’s board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

Auditors — The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor’s service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.

Stock Option Plans and Other Management Compensation Issues — The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

Social and Corporate Policy Issues — The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our

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fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company’s management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (as defined below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund’s shareholders and those of the funds’ principal underwriters, Columbia Management, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the Columbia Management Proxy Administration Team (“Proxy Team”). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. Columbia Management may recommend that a proxy be voted in a manner contrary to the Board’s guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund’s subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management’s recommendations as set out in the company’s proxy statement. In each instance in which a fund votes against management’s recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company’s management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

Voting in Countries Outside the United States (Non-U.S. Countries) — Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

Securities on Loan — The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds’ administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds’ ownership position is more significant, the Board has established a guideline to direct the funds’ administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.

Investment in Affiliated Funds — Certain funds may invest in shares of other funds in the Fund Family (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

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OBTAIN A PROXY VOTING RECORD

Each year the funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

Investing in a Fund

The Columbia funds and Columbia Acorn funds and portfolios are collectively referred to as the Legacy Columbia funds (see Appendix E). The RiverSource funds (including the Seligman and Threadneedle branded funds) are collectively referred to as the Legacy RiverSource funds (see Appendix F).

SALES CHARGE

Investors should understand that the purpose and function of the initial sales charge and distribution fee for Class A shares is the same as the purpose and function of the contingent deferred sales charge (“CDSC”) and distribution fee for Class B and Class C shares. The sales charges and distribution fees applicable to each class pay for the distribution of shares of a fund.

Shares of a fund are sold at the class’ public offering price. For funds other than money market funds and, as noted below in Table 9, certain other funds, the public offering price for Class A shares is the NAV of one share adjusted for the sales charge applicable to the class. For money market funds and, as noted below in Table 9, certain other funds, the public offering price is the NAV. For all funds, for Class B, Class C, Class I, Class R, Class R3, Class R4, Class R5, Class W and Class Z there is no initial sales charge so the public offering price is the same as the NAV.

Class A – Calculation of the Sales Charge

Sales charges are determined as shown in the following tables. The table is organized by investment category. You can find your fund’s investment category in Table 1.

Table 9. Class A Initial Sales Charge

		Sales charge(a) as a percentage of:
Fund category	Total market value	Public offering price(b)	Net amount invested
Balanced, Equity, Fund-of-funds – equity*	$0 – $49,999	5.75%	6.10%
	$50,000 – $99,999	4.50%	4.71%
	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
	$0 – $49,999	4.75%	4.99%
	$50,000 – $99,999	4.25%	4.44%
Fund-of-funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, Columbia Limited Duration Credit Fund, RiverSource Intermediate Tax-Exempt Fund and RiverSource Short Duration U.S. Government Fund	$0 – $99,999	3.00%	3.09%
	$100,000 – $249,999	2.50%	2.56%
	$250,000 – $499,999	2.00%	2.04%
	$500,000 – $999,999	1.50%	1.52%
	$1,000,000 or more(c),(d)	0.00%	0.00%

*	RiverSource S&P 500 Index Fund is not subject to a front-end sales change on Class A shares.

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(a)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

Using the sales charge schedule in the table above, for Class A, the public offering price for an investment of less than $50,000, made on the last day of the most recent fiscal period, was determined as shown in the following table. The sales charge is paid to the distributor by the person buying the shares. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 10. Public Offering Price

Fund	Net asset value	1.0 minus maximum sales charge	Public offering price
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$9.76	0.9525	$10.25
Columbia Income Builder Fund II	9.47	0.9525	9.94
Columbia Income Builder Fund III	9.44	0.9525	9.91
Columbia Portfolio Builder Aggressive	8.62	0.9425	9.15
Columbia Portfolio Builder Conservative	9.77	0.9525	10.26
Columbia Portfolio Builder Moderate	9.46	0.9425	10.04
Columbia Portfolio Builder Moderate Aggressive	9.03	0.9425	9.58
Columbia Portfolio Builder Moderate Conservative	9.61	0.9525	10.09
Columbia Portfolio Builder Total Equity	8.20	0.9425	8.70
RiverSource S&P 500 Index (for Class D, now known as Class A)	3.55	No sales charge	3.55
RiverSource Small Company Index	3.90	0.9425	4.14
For funds with fiscal period ending March 31
Columbia Equity Value	9.63	0.9425	10.22
RiverSource Precious Metals and Mining	12.22	0.9425	12.97
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	15.27	0.9425	16.20
Columbia Recovery and Infrastructure	19.66	0.9425	20.86
Columbia Retirement Plus 2010	8.53	0.9425	9.05
Columbia Retirement Plus 2015	8.53	0.9425	9.05
Columbia Retirement Plus 2020	8.06	0.9425	8.55
Columbia Retirement Plus 2025	8.06	0.9425	8.55
Columbia Retirement Plus 2030	8.08	0.9425	8.57
Columbia Retirement Plus 2035	7.99	0.9425	8.48
Columbia Retirement Plus 2040	7.77	0.9425	8.24
Columbia Retirement Plus 2045	7.93	0.9425	8.41

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Fund	Net asset value	1.0 minus maximum sales charge	Public offering price
For funds with fiscal period ending May 31
Columbia High Yield Bond	2.61	0.9525	2.74
Columbia Multi-Advisor Small Cap Value	4.91	0.9425	5.21
Columbia U.S. Government Mortgage	5.16	0.9525	5.42
RiverSource Partners Fundamental Value	4.36	0.9425	4.63
RiverSource Short Duration U.S. Government	4.75	0.9700	4.90
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	6.31	0.9425	6.69
RiverSource Real Estate	9.23	0.9425	9.79
For funds with fiscal period ending July 31
Columbia Floating Rate	8.54	0.9700	8.80
Columbia Income Opportunities	9.72	0.9525	10.20
Columbia Inflation Protected Securities	10.36	0.9700	10.68
Columbia Large Core Quantitative	4.74	0.9425	5.03
Columbia Limited Duration Credit	9.94	0.9700	10.25
Columbia Money Market	1.00	No sales charge	1.00
RiverSource Disciplined Small and Mid Cap Equity	7.41	0.9425	7.86
RiverSource Disciplined Small Cap Value	7.89	0.9425	8.37
For funds with fiscal period ending August 31
Columbia Diversified Bond	5.07	0.9525	5.32
Columbia Minnesota Tax-Exempt	5.47	0.9525	5.74
RiverSource California Tax-Exempt	5.16	0.9525	5.42
RiverSource New York Tax-Exempt	5.13	0.9525	5.39
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	8.31	0.9425	8.82
Columbia Large Growth Quantitative	7.50	0.9425	7.96
Columbia Large Value Quantitative	7.78	0.9425	8.25
Columbia Mid Cap Value Opportunity	6.15	0.9425	6.53
Columbia Strategic Allocation	8.44	0.9425	8.95
RiverSource Balanced	8.79	0.9425	9.33
RiverSource Strategic Income Allocation	9.60	0.9525	10.08
Seligman California Municipal High-Yield	6.69	0.9525	7.02
Seligman California Municipal Quality	6.69	0.9525	7.02
Seligman Minnesota Municipal	7.79	0.9525	8.18
Seligman National Municipal	8.12	0.9525	8.52
Seligman New York Municipal	8.32	0.9525	8.73
Seligman TargETFund 2015	6.63	0.9425	7.03
Seligman TargETFund 2025	6.84	0.9425	7.26
Seligman TargETFund 2035	7.09	0.9425	7.52
Seligman TargETFund 2045	7.06	0.9425	7.49
Seligman TargETFund Core	6.44	0.9425	6.83

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Fund	Net asset value	1.0 minus maximum sales charge	Public offering price
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	9.93	0.9700	10.24
Columbia Asia Pacific ex-Japan (for Class R5)	11.42	N/A	N/A
Columbia Emerging Markets Bond	10.35	0.9525	10.87
Columbia Emerging Markets Opportunity	7.74	0.9425	8.21
Columbia European Equity	4.86	0.9425	5.16
Columbia Frontier	8.21	0.9425	8.71
Columbia Global Bond	7.10	0.9525	7.45
Columbia Global Equity	6.13	0.9425	6.50
Columbia Global Extended Alpha	17.65	0.9425	18.73
Columbia Multi-Advisor International Value	5.67	0.9425	6.02
Columbia Seligman Global Technology	16.50	0.9425	17.51
RiverSource Disciplined International Equity	6.98	0.9425	7.41
RiverSource Partners International Select Growth	5.80	0.9425	6.15
RiverSource Partners International Small Cap	5.08	0.9425	5.39
Threadneedle Global Equity Income	8.49	0.9425	9.01
Threadneedle International Opportunity	7.70	0.9425	8.17
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	3.72	0.9525	3.91
Columbia Mid Cap Growth Opportunity	8.58	0.9425	9.10
RiverSource Intermediate Tax-Exempt	5.26	0.9700	5.42
RiverSource Tax-Exempt High Income	4.19	0.9525	4.40
For funds with fiscal period ending December 31
Columbia Government Money Market	1.00	No sales charge	1.00
Columbia Select Large-Cap Value	12.31	0.9425	13.06
Columbia Select Smaller-Cap Value	12.59	0.9425	13.36
Columbia Seligman Communications and Information	38.78	0.9425	41.15
RiverSource LaSalle Global Real Estate	3.49	0.9425	3.70
RiverSource LaSalle Monthly Dividend Real Estate	3.62	0.9425	3.84
Seligman Capital	20.09	0.9425	21.32
Seligman Growth	4.07	0.9425	4.32

Class A — Statement or Letter of Intent (LOI)

If you intend to invest $50,000 or more over a period of time, you may be able to reduce the sales charge you pay on investments in Class A, Class E or Class T shares by completing a LOI form and committing to invest a certain amount. The LOI must be filed with and accepted in good order by the distributor of the funds. You will have up to 13 months from the date of your LOI to fulfill your commitment. Existing Rights of Accumulation (ROA) can be included for purposes of meeting your commitment under the LOI. For example, a shareholder currently has $60,000 ROA in the funds. Shareholder completes an LOI to invest $100,000 in the funds (ROA eligible accounts). Shareholder only needs to invest an additional $40,000 in the funds’ Class A shares over the next 13 months in order to fulfill the LOI commitment, during which time the shareholder receives reduced front-end sales charge(s) on investments. Your investments during this 13-month period will be charged the sales charge that applies to the amount you have committed to invest under the LOI. A portion of your commitment will be invested in Class A, Class E or Class T shares, as the case may be, and placed in escrow. At the end of the 13-month period, the LOI will end and the shares will be released from escrow (less any amount necessary to pay sales charges to the extent the LOI commitment was not met, as described below). Once the LOI has ended or your investments entitle you to a lower sale charge than would otherwise be available to you under the LOI, future sales charges will be determined by Rights of Accumulation (ROA) as described in the prospectus. If you do not invest the commitment amount by the end of the 13-month period, the remaining unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of different classes of shares, except Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares. For

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example, if your LOI commits you to purchases Class A shares, the commitment amount does not include purchases in these classes of shares; does not include any new reinvested dividends and directed dividends earned in any funds during the 13-month period; and purchases of money market funds unless they are subsequently exchanged for shares of a non-money market fund (other than Class I, Class R, Class R3, Class R4, Class R5 and Class Y shares of such non-money market fund) within the 13-month period. A LOI is not an option (absolute right) to buy shares. If you purchase shares through different channels, for example, in a brokerage account or through a third party, you must inform your financial intermediary in writing about the LOI when placing any purchase orders during the period of the LOI. If you do not complete and file the LOI form, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge.

Class A Shares

Class A shares may be sold at net asset value to certain persons since such sales require less sales effort and lower sales-related expenses as compared with sales to the general public. If you are eligible to purchase Class A shares without a sales charge, you should inform your financial advisor, selling and/or servicing agent or the fund’s transfer agent of such eligibility and be prepared to provide proof thereof. For Class A shares purchased without a sales charge where a commission was separately paid by the distributor to a selling and/or servicing agent effecting the purchase, a CDSC may be charged if you sell your shares within, except as provided below, 18 months after purchase, charged as follows: a 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. A CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Initial Sales Charge — Waivers of the sales charge for Class A shares. Sales charges do not apply to:

•	shareholders whose original purchase was in a Strategist fund merged into a RiverSource fund in 2000.

•

participants of “eligible employee benefit plans” including 403(b) plans for which Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as broker-dealer, and the school district or group received a written proposal from Ameriprise Financial Services between November 1, 2007 and Dec. 31, 2008 (each a Qualifying 403(b) Plan). In order for participants in one of these 403(b) plans to receive this waiver, at least one participant account of the 403(b) plan must have been funded at Ameriprise Financial Services prior to Dec. 31, 2009. This waiver may be discontinued for any Qualifying 403(b) Plan, in the sole discretion of the distributor, after Dec. 31, 2009.

•	to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act.

•

plans that (i) own Class B shares of any Seligman fund and (ii) participate in Seligman Growth 401(k) through Ascensus’s (formerly BISYS) third party administration platform may, with new contributions, purchase Class A shares at net asset value. Class A shares purchased at net asset value on or prior to Sept. 3, 2010 are subject to a CDSC on shares purchased within 18 months prior to plan termination, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

•

to participants in retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to, those defined in Sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts” for which Charles Schwab & Co., Inc. acts as broker dealer.

•	to participants in plans established at the transfer agent (Seligman funds only) prior to January 7, 2008, the plan had $500,000 or 50 participants when the shares were initially purchased.

•

to participants in retirement and benefit plans made through financial intermediaries that perform participant recordkeeping or other administrative services for the plans and that have entered into special arrangements as alliance program partners with the funds and/or the distributor specifically for such purchases.

•	to other funds pursuant to a “fund-of-funds” arrangement provided that the fund is distributed by the distributor.

•

any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases when Class Z shares is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

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Initial Sales Charge — Waivers of the sales charge for Class T shares.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchanges for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date those funds were reorganized into Galaxy Funds.

CDSC — Waivers of the CDSC for Class A, Class C, Class E, and Class T shares. The CDSC will be waived on sales of Class A, Class C, Class E, and Class T shares:

•

in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

The CDSC will be waived on sales of Class A, Class B and Class C shares of a Legacy Columbia fund purchased prior to September 7, 2010:

•

after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Internal Revenue Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

•	by health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Bank of America.*

•

for the following purposes (i) to make medical payments that exceed 7.5% of income and (ii) to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

•

pursuant to the Fund’s Systematic Withdrawal Plan established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on sales through the Fund’s Systematic Withdrawal Plan until this requirement is met.

•

in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Internal Revenue Code following normal retirement or the attainment of age 59 1/2.**

•	in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the fund or the transfer agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class B Shares — Closed

The funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail in the fund’s prospectus.

Class B shares have a CDSC. For purposes of calculating the CDSC on shares of a fund purchased after the close of business on Sept. 3, 2010, the start of the holding period is the first day of the month in which your purchase was made. For purposes of calculating the CDSC on shares of a Legacy RiverSource fund purchased on or before the close of business on Sept. 3, 2010, the start of the holding period is the date your purchase was made. When you place an order to sell your Class B shares, the fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the funds.

CDSC — Waivers of the CDSC for Class B shares. The CDSC will be waived on sales of shares:

•

in connection with participation in the Merrill Lynch Small Market 401(k) Program, retirement programs administered or serviced by the Princeton Retirement Group, Paychex, ADP Retirement Services, Hartford Securities

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Distribution Company, Inc. or NYLIM Service Company LLC, retirement programs or accounts administered or serviced by Mercer HR Services, LLC or its affiliates, or retirement programs or accounts administered or serviced by firms that have a written agreement with the distributor that contemplates a waiver of CDSCs, provided that no sales commission or transaction fee was paid to such authorized financial institution at the time of purchase.

•

of Legacy RiverSource funds held in investment-only accounts (i.e. accounts where Ameriprise Trust Company does not act as the custodian) at Ameriprise Financial Services on behalf of a trust for an employee benefit plan.

•

of Legacy RiverSource funds held in IRAs or certain qualified plans, on or prior to June 12, 2009, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans where Ameriprise Trust Company is acting as custodian, provided that the shareholder is:

•	at least 59 1/2 years old and taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived)*, or

•	selling under an approved substantially equal periodic payment arrangement.

•

of sales of Class B shares of Legacy RiverSource funds purchased prior to Sept. 7, 2010 sold under an approved substantially equal periodic payment arrangement (applies to retirement accounts when a shareholder sets up an arrangement with the Internal Revenue Service).**

*	You must notify the fund or the transfer agent prior to redeeming shares of the applicability of the CDSC waiver, but final decision of the applicability of the CDSC waiver is contingent on approval of the fund or the transfer agent.
**	Fund investors and selling and/or servicing agents must inform the fund or the transfer agent in writing that the fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class C Shares

Class C shares are available to all investors. Class C shares are sold without a front-end sales charge. For Class C shares, a 1% CDSC may apply if shares are sold within one year after purchase. Class C shares are subject to a distribution fee.

Class I Shares

Class I shares are only available to the funds. Class I shares are sold without a front-end sales charge or CDSC.

Class R, Class R3, Class R4 and Class R5 Shares

Class R, Class R3, Class R4 and Class R5 shares are offered to certain institutional investors identified in the fund’s prospectus. Class R, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or a CDSC. Class R and Class R3 shares are subject to a distribution fee (for Class R shares of a Legacy RiverSource fund, a portion of such fee may be paid for shareholder services). Class R3 and R4 shares are subject to a plan administration fee (which is not a 12b-1 related free). The following investors are eligible to purchase Class R, Class R3, Class R4 and Class R5 shares:

Class R Shares (formerly Class R2 shares)

Class R shares are available to eligible health savings accounts sponsored by third party platforms, including those sponsored by affiliates of Ameriprise Financial, and the following eligible retirement plans:

•	401(k) plans; 457 plans;

•	employer-sponsored 403(b) plans;

•	profit sharing and money purchase pension plans;

•	defined benefit plans; and

•	non-qualified deferred compensation plans.

Class R shares are not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact the funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R3, Class R4 and Class R5 Shares

Class R3, Class R4 and Class R5 shares will be closed to new investors as of the close of business on Dec. 31, 2010.

Class R3, Class R4 and Class R5 are available to:

•	Qualified employee benefit plans;

85

•	Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code;

•	Nonqualified deferred compensation plans;

•	State sponsored college savings plans established under Section 529 of the Internal Revenue Code; and

•	Health Savings Accounts (HSAs) created pursuant to public law 108-173.

Additionally, the following eligible investors may purchase Class R5 shares:

•	Institutional or corporate accounts above a threshold established by the distributor (currently $1 million per fund or $10 million in all funds); and

•	Bank Trusts.

Class W Shares

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge or CDSC. Class W shares are subject to a distribution fee.

Class Z Shares

Class Z shares are sold without a front-end sales charge or a CDSC.

Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements described in the prospectus and the SAI. In addition to the categories of Class Z investors described in the prospectus, the minimum initial investment in Class Z shares is as follows:

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any health savings account sponsored by a third party platform, including those sponsored by affiliates of Bank of America

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

•	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

In addition, for Class I, Class R, Class W and Class Z shares, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

FUND REORGANIZATIONS

Class A shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of the fund if the fund is combined with another fund or in connection with a similar reorganization transaction.

REJECTION OF BUSINESS

Each fund and the distributor of the funds reserve the right to reject any business, in their sole discretion.

Selling Shares

You have a right to sell your shares at any time. For an explanation of sales procedures, please see the applicable prospectus.

During an emergency, the Board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of a fund to redeem shares for more than seven days. Such emergency situations would occur if:

•	The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

•	Disposal of a fund’s securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or,

•	The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

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Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.

Each fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

Pay-out Plans

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of a fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your financial intermediary. Your authorization must be received at least five days before the date you want your payments to begin. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

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Capital Loss Carryover

For federal income tax purposes, certain funds had total capital loss carryovers at the end of the most recent fiscal period that, if not offset by subsequent capital gains, will expire as provided in the table below. Because the measurement periods for a regulated investment company’s income are different for excise tax purposes verses income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the funds are permitted to treat net capital losses realized between November 1 and its fiscal year end (“post-October loss”) as occurring on the first day of the following tax year. The total capital loss carryovers below include post-October losses, if applicable. It is unlikely that the Board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 11. Capital Loss Carryover

Fund	Total Capital Loss Carryovers
		Amount Expiring in
		2011	2012	2013	2014	2015	2016	2017	2018	2019
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$19,447,298	$0	$0	$0	$0	$0	$0	$2,942,103	$15,861,057	$644,138
Columbia Income Builder Fund II	$59,928,714	$0	$0	$0	$0	$0	$0	$7,376,558	$51,037,474	$1,514,682
Columbia Income Builder Fund III	$37,439,030	$0	$0	$0	$0	$0	$0	$5,920,892	$31,518,138	$0
Columbia Portfolio Builder Aggressive	$37,879,654	$0	$0	$0	$0	$0	$0	$6,629,032	$28,221,611	$3,029,011
Columbia Portfolio Builder Conservative	$4,428,658	$0	$0	$0	$0	$0	$0	$0	$4,265,389	$163,269
Columbia Portfolio Builder Moderate	$48,604,696	$0	$0	$0	$0	$0	$0	$7,597,638	$37,758,600	$3,248,458
Columbia Portfolio Builder Moderate Aggressive	$68,142,574	$0	$0	$0	$0	$0	$0	$4,898,399	$57,879,727	$5,364,448
Columbia Portfolio Builder Moderate Conservative	$17,455,318	$0	$0	$0	$0	$0	$0	$1,062,939	$15,811,121	$581,258
Columbia Portfolio Builder Total Equity	$42,147,214	$0	$0	$0	$0	$0	$0	$7,784,164	$30,165,767	$4,197,283
RiverSource S&P 500 Index	$4,733,437	$0	$0	$1,980,165	$235,890	$66,065	$0	$0	$2,105,466	$345,851
RiverSource Small Company Index	$43,209,451	$0	$0	$0	$0	$0	$0	$0	$41,195,692	$2,013,759
For funds with fiscal period ending March 31
Columbia Equity Value	$133,819,916	$0	$0	$0	$0	$0	$96,368	$40,190,239	$93,533,309	$0
RiverSource Precious Metals and Mining	$14,911,599	$0	$0	$0	$0	$0	$0	$14,911,599	$0	$0
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	$11,229,719	$0	$0	$0	$0	$0	$0	$3,090,734	$8,138,985	$0
Columbia Recovery and Infrastructure	$0	—	—	—	—	—	—	—	—	—
Columbia Retirement Plus 2010	$3,454,336	$0	$0	$0	$0	$0	$0	$428,181	$2,827,856	$198,299
Columbia Retirement Plus 2015	$4,269,531	$0	$0	$0	$0	$0	$0	$704,342	$3,055,770	$509,419
Columbia Retirement Plus 2020	$5,656,636	$0	$0	$0	$0	$0	$0	$502,050	$4,705,880	$448,706
Columbia Retirement Plus 2025	$4,543,260	$0	$0	$0	$0	$0	$0	$662,473	$3,488,786	$392,001
Columbia Retirement Plus 2030	$4,050,556	$0	$0	$0	$0	$0	$0	$623,603	$2,895,797	$531,156
Columbia Retirement Plus 2035	$1,679,848	$0	$0	$0	$0	$0	$0	$312,553	$1,217,126	$150,169
Columbia Retirement Plus 2040	$955,784	$0	$0	$0	$0	$0	$0	$370,260	$565,348	$20,176
Columbia Retirement Plus 2045	$468,723	$0	$0	$0	$0	$0	$0	$84,212	$248,395	$136,116

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Fund	Total Capital Loss Carryovers
		Amount Expiring in
		2011	2012	2013	2014	2015	2016	2017	2018	2019
For funds with fiscal period ending May 31
Columbia High Yield Bond	$815,795,304	$552,664,309	$0	$0	$19,078,058	$0	$9,388,877	$179,604,128	$55,059,932	$0
Columbia Multi-Advisor Small Cap Value	$66,320,839	$0	$0	$0	$0	$0	$0	$20,926,946	$45,393,893	$0
Columbia U.S. Government Mortgage	$12,077,144	$0	$0	$0	$0	$0	$0	$410,120	$11,667,024	$0
RiverSource Partners Fundamental Value	$113,804,431	$0	$0	$0	$0	$0	$0	$26,053,833	$82,755,092	$4,995,506
RiverSource Short Duration U.S. Government	$93,995,687	$0	$1,261,719	$38,180,597	$22,499,962	$9,579,187	$0	$3,846,817	$18,627,405	$0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	$573,711,900	$343,927,468	$0	$0	$0	$0	$0	$36,972,874	$165,774,622	$27,036,936
RiverSource Real Estate	$45,007,629	$0	$0	$0	$0	$0	$0	$1,114,883	$43,892,746	$0
For funds with fiscal period ending July 31
Columbia Floating Rate	$69,735,278	$0	$0	$0	$0	$33,562	$3,488,601	$29,093,899	$35,393,394	$1,725,822
Columbia Income Opportunities	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Columbia Inflation Protected Securities	$17,202,378	$0	$0	$0	$0	$0	$0	$8,424,851	$8,777,527	$0
Columbia Large Core Quantitative	$2,641,007,182	$0	$0	$0	$0	$0	$420,044,596	$1,377,208,066	$628,476,902	$215,277,618
Columbia Limited Duration Credit	$9,271,761	$0	$0	$0	$0	$2,206,552	$0	$825,807	$4,896,866	$1,342,536
Columbia Money Market	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
RiverSource Disciplined Small and Mid Cap Equity	$7,615,730	$0	$0	$0	$0	$0	$0	$7,615,730	$0	$0
RiverSource Disciplined Small Cap Value	$6,228,634	$0	$0	$0	$0	$0	$0	$6,228,634	$0	$0
For funds with fiscal period ending August 31
Columbia Diversified Bond	$22,648,830	$0	$5,227,159	$3,354,885	$10,357,129	$0	$0	$3,709,657	$0	$0
Columbia Minnesota Tax-Exempt	$173,241	$0	$0	$0	$0	$0	$0	$173,241	$0	$0
RiverSource California Tax-Exempt	$2,029,072	$0	$0	$0	$0	$0	$359,905	$1,247,347	$421,820	$0
RiverSource New York Tax-Exempt	$643,568	$0	$0	$0	$0	$0	$3,664	$341,015	$298,889	$0

		2010	2011	2012	2013	2014	2015	2016	2017	2018
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	$1,110,095,393	$0	$0	$0	$0	$0	$0	$0	$46,346,713	$1,063,748,680
Columbia Large Growth Quantitative	$41,243,744	$0	$0	$0	$0	$0	$0	$0	$14,271,533	$26,972,211
Columbia Large Value Quantitative	$0	—	—	—	—	—	—	—	—	—
Columbia Mid Cap Value Opportunity	$566,727,070	$0	$0	$0	$0	$0	$0	$0	$47,902,744	$518,824,326
Columbia Strategic Allocation	$346,850,712	$0	$0	$0	$0	$0	$0	$0	$21,514,298	$325,336,414
RiverSource Balanced	$888,451,981	$294,910,142	$368,676,980	$24,886,878	$0	$0	$8,027,521	$22,923,709	$38,698,637	$130,328,114
RiverSource Strategic Income Allocation	$11,336,901	$0	$0	$0	$0	$0	$0	$0	$631,381	$10,705,520
Seligman California Municipal High-Yield	$0	—	—	—	—	—	—	—	—	—
Seligman California Municipal Quality	$0	—	—	—	—	—	—	—	—	—
Seligman Minnesota Municipal	$0	—	—	—	—	—	—	—	—	—
Seligman National Municipal	$2,099,958	$996,330	$0	$505,484	$0	$0	$0	$598,144	$0	$0
Seligman New York Municipal	$0	—	—	—	—	—	—	—	—	—
Seligman TargETFund 2015	$7,102,014	$0	$0	$0	$0	$0	$0	$0	$1,531,175	$5,570,839
Seligman TargETFund 2025	$1,803,909	$0	$0	$0	$0	$0	$0	$0	$158,889	$1,645,020
Seligman TargETFund 2035	$256,357	$0	$0	$0	$0	$0	$0	$0	$40,056	$216,301
Seligman TargETFund 2045	$541,844	$0	$0	$0	$0	$0	$0	$0	$25,322	$516,522
Seligman TargETFund Core	$12,588,348	$0	$0	$0	$0	$0	$0	$0	$901,259	$11,687,089

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Fund	Total Capital Loss Carryovers
		Amount Expiring in
		2011	2012	2013	2014	2015	2016	2017	2018	2019
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$5,945,153	$0	$0	$0	$0	$0	$0	$0	$5,945,153	$0
Columbia Asia Pacific ex-Japan	$0	—	—	—	—	—	—	—	—	—
Columbia Emerging Markets Bond	$17,157,025	$0	$0	$0	$0	$0	$0	$2,399,388	$14,757,637	$0
Columbia Emerging Markets Opportunity	$98,672,638	$0	$0	$0	$0	$0	$0	$28,498,591	$70,174,047	$0
Columbia European Equity	$44,533,168	$16,514,517	$5,021,215	$0	$0	$0	$0	$4,272,956	$18,724,480	$0
Columbia Frontier	$8,888,714	$0	$0	$0	$0	$0	$0	$1,048,243	$7,840,471	$0
Columbia Global Bond	$15,099,745	$3,665,049	$0	$0	$0	$498,771	$0	$2,328,738	$8,607,187	$0
Columbia Global Equity	$339,519,748	$143,688,441	$30,509,951	$0	$0	$0	$2,715,902	$62,625,028	$99,980,426	$0
Columbia Global Extended Alpha	$1,407,944	$0	$0	$0	$0	$0	$0	$577,229	$830,715	$0
Columbia Multi-Advisor International Value	$340,858,587	$0	$0	$0	$0	$0	$0	$0	$340,858,587	$0
Columbia Seligman Global Technology	$294,571,144	$193,291,798	$17,073,210	$0	$0	$0	$17,310,562	$37,526,708	$29,368,866	$0
RiverSource Disciplined International Equity	$285,672,442	$0	$0	$0	$0	$0	$0	$23,521,188	$262,151,254	$0
RiverSource Partners International Select Growth	$185,090,340	$0	$0	$0	$0	$0	$823,328	$67,466,960	$116,800,052	$0
RiverSource Partners International Small Cap	$36,130,012	$0	$0	$0	$0	$0	$0	$16,740,416	$19,389,596	$0
Threadneedle Global Equity Income	$1,477,274	$0	$0	$0	$0	$0	$0	$182,867	$1,294,407	$0
Threadneedle International Opportunity	$204,715,335	$59,231,998	$38,262,972	$0	$0	$0	$0	$12,069,463	$95,150,902	$0
For funds with fiscal period ending November 30
Columbia Mid Cap Growth Opportunity	$66,514,603	$0	$0	$0	$0	$0	$0	$20,714,703	$45,799,900	$0
Columbia AMT-Free Tax-Exempt Bond	$18,155,779	$0	$0	$0	$0	$729,269	$0	$9,046,561	$8,379,949	$0
RiverSource Tax-Exempt High Income	$88,820,109	$0	$0	$0	$0	$0	$0	$30,950,938	$57,869,171	$0
RiverSource Intermediate Tax-Exempt	$704,163	$0	$0	$0	$0	$177,579	$0	$361,418	$165,166	$0
For funds with fiscal period ending December 31
Columbia Government Money Market	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Columbia Select Large-Cap Value	$3,224,311	$0	$0	$0	$0	$0	$0	$0	$0	$3,224,311
Columbia Select Smaller-Cap Value	$153,343,213	$0	$0	$0	$0	$0	$22,627,649	$115,478,130	$15,237,434	$0
Columbia Seligman Communications and Information	$207,486,080	$0	$12,308,398	$0	$0	$0	$0	$97,889,818	$97,287,864	$0
RiverSource LaSalle Global Real Estate	$16,375,351	$0	$0	$0	$0	$0	$585,168	$5,289,122	$9,426,119	$1,074,942
RiverSource LaSalle Monthly Dividend Real Estate	$40,689,222	$0	$0	$0	$0	$0	$0	$14,370,083	$26,294,548	$24,591
Seligman Capital	$176,270,293	$50,722,077	$0	$0	$0	$0	$0	$63,824,881	$60,299,879	$1,423,456
Seligman Growth	$1,416,163,210	$234,134,706	$0	$0	$0	$0	$107,614,532	$1,048,921,057	$25,492,915	$0

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Taxes

Subchapter M Compliance

Each fund has elected to be taxed under Subchapter M of the Internal Revenue Code as a regulated investment company. Each fund intends to maintain its qualification as a regulated investment company by meeting certain requirements relating to distributions, source of income, and asset diversification. Distribution requirements include distributing at least 90% of the fund’s investment company taxable income (which includes net short-term capital gains) and tax-exempt ordinary income to fund shareholders each taxable year. The source of income rules require that at least 90% of the fund’s gross income be derived from dividends, interest, certain payments with respect to securities loans, gain from the sale or other disposition of stock, securities or foreign currencies (subject to certain limitations), and certain other income derived with respect to its business of investing in stock, securities or currencies, and net income from certain interests in qualified publicly traded partnerships. Asset diversification requirements are met when the fund owns, at the end of each quarter of its taxable year, a portfolio, 50% of which includes cash and cash items, U.S. government securities, securities of other regulated investment companies and, securities of other issuers in which the fund has not invested more than 5% of the value of the fund’s assets (or 10% of the value of the outstanding voting securities of any one issuer). Also, no more than 25% of the fund’s assets may be invested in the securities of any one issuer or two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses (excepting U.S. government securities and securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. This is a simplified description of the relevant laws.

If the fund fails to qualify as a regulated investment company under Subchapter M, the fund would be taxed as a corporation on the entire amount of its taxable income (including its capital gain) without a dividends paid deduction. Also, “all of” a shareholder’s distributions would generally be taxable to shareholders as qualified dividend income (QDI) (or could be treated as a return of capital, if there weren’t sufficient earnings and profits) and generally would be eligible for the dividends received deduction in the case of corporate shareholders.

Under federal tax law, by the end of a calendar year a fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each fund intends to comply with federal tax law and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

The fund intends to distribute sufficient dividends within each calendar year, as well as on a fiscal year basis, to avoid income and excise taxes.

A fund may be subject to U.S. taxes resulting from holdings in passive foreign investment companies (PFIC). To avoid unfavorable tax consequences, a fund may make an election to mark to market its PFIC investments. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by a fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a fund’s total assets at the close of its fiscal year consists of securities of foreign corporations, the fund will be eligible to file an election with the Internal Revenue Service (IRS) under which shareholders of the fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders’ federal income taxes. If the election is filed, the fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

A fund may use equalization payments to satisfy its requirement to make distributions of net investment income and capital gain net income. Equalization payments occur when a fund allocates a portion of its net investment income and realized capital gain net income to redemptions of fund shares. These payments reduce the amount of taxable distributions paid to shareholders. The IRS has not issued any guidance concerning the methods used to allocate investment income and capital gain to redemptions of shares. If the IRS determines that a fund is using an improper method of allocation for these purposes, the fund may be liable for additional federal income tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.

See Appendix B for more information regarding state tax-exempt funds.

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Exchanges, Purchases and Sales

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for less than their cost, the difference is a capital loss. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year).

Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning before January 1, 2011 is generally taxed at a maximum rate of 15% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less (after taking into account certain hedging transactions), any loss realized will be treated as long-term capital loss to the extent that it does not exceed the long-term capital gain distribution.

A capital loss on a sale or redemption of a security in a nonqualified account may be disallowed for tax purposes if the same or a substantially identical security is purchased or acquired (including shares acquired through dividend reinvestment) within 30 days before or after the date of the loss transaction. This is called a wash sale. When a wash sale occurs, the loss is disallowed to the extent of shares repurchased, and the cost basis on the security acquired is increased by the amount of the loss that is disallowed. The loss is disallowed in a nonqualified account whether the purchase is in a nonqualified account or in an IRA or Roth IRA, however, an individual’s cost basis in an IRA or Roth IRA is not increased due to the wash sale rules. The wash sale rules apply only to capital losses. Sales of securities that result in capital gains are generally recognized when incurred.

If you buy Class A shares and within 91 days exchange into another fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of the second fund you purchased.

For example

You purchase 100 shares of an equity fund having a public offering price of $10.00 per share. With a sales load of 5.75%, you pay $57.50 in sales load. With a NAV of $9.425 per share, the value of your investment is $942.50. Within 91 days of purchasing that fund, you decide to exchange out of that fund, now at a NAV of $11.00 per share, up from the original NAV of $9.425, and purchase a second fund, at a NAV of $15.00 per share. The value of your investment is now $1,100.00 ($11.00 x 100 shares). You cannot use the $57.50 paid as a sales load when calculating your tax gain or loss in the sale of the first fund shares. So instead of having a $100.00 gain ($1,100.00 – $1,000.00), you have a $157.50 gain ($1,100.00 – $942.50). You can include the $57.50 sales load in the calculation of your tax gain or loss when you sell shares in the second fund.

The following paragraphs provide information based on a fund’s investment category. You can find your fund’s investment category in Table 1.

For State Tax-Exempt Fixed Income and Tax-Exempt Fixed Income Funds, all distributions of net investment income during the fund’s fiscal year will have the same percentage designated as tax-exempt. This percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

For Balanced, Equity, Funds-of-Funds, Taxable Money Market and Taxable Fixed Income Funds, if you have a nonqualified investment in a fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. See wash sale discussion above. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged exceeds annual contribution limitations. You should consult your tax advisor for further details about this complex subject.

Distributions

Dividends

Net investment income dividends (other than qualified dividend income) received and distributions from the excess of net short-term capital gains over net long-term capital losses should be treated as ordinary income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of a fund’s dividend that is attributable to dividends the fund received from domestic (U.S.) securities. If there is debt-financed portfolio stock, that is, bank financing is used to purchase long securities, the 70% dividends received deduction would be reduced by the average amount of portfolio indebtedness divided by the average adjusted basis in the stock. This does not impact the qualified dividend income available to individual shareholders. For the most recent fiscal period, net investment income dividends qualified for the corporate deduction are shown in the following table.

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Only certain QDI will be subject to the 15% and 0% (for lower-bracket taxpayers) tax rates for 2008-2010. QDI is dividends earned from domestic corporations and qualified foreign corporations. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established U.S. securities market (ADRs), and certain other corporations eligible for relief under an income tax treaty with the U.S. that includes an exchange of information agreement. PFICs are excluded from this treatment. Holding periods for shares must also be met to be eligible for QDI treatment (more than 60 days for common stock and more than 90 days for certain preferred’s dividends).

Dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by a fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

The QDI for individuals for the most recent fiscal period is shown in the table below. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 12. Corporate Deduction and Qualified Dividend Income

Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For funds with fiscal period ending January 31
Columbia Income Builder Fund	20.79%	23.21%
Columbia Income Builder Fund II	19.04	22.16
Columbia Income Builder Fund III	13.81	17.15
Columbia Portfolio Builder Aggressive	60.55	90.45
Columbia Portfolio Builder Conservative	100.00	100.00
Columbia Portfolio Builder Moderate	27.70	41.29
Columbia Portfolio Builder Moderate Aggressive	43.07	64.31
Columbia Portfolio Builder Moderate Conservative	18.56	27.43
Columbia Portfolio Builder Total Equity	91.77	100.00
RiverSource S&P 500 Index	100.00	100.00
RiverSource Small Company Index	100.00	100.00
For funds with fiscal period ending March 31
Columbia Equity Value	100.00	100.00
RiverSource Precious Metals and Mining	5.22	20.29
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	100.00	100.00
Columbia Recovery and Infrastructure	35.61	42.61
Columbia Retirement Plus 2010	45.41	50.54
Columbia Retirement Plus 2015	47.80	54.77
Columbia Retirement Plus 2020	53.80	62.70
Columbia Retirement Plus 2025	60.75	70.54
Columbia Retirement Plus 2030	61.11	70.71
Columbia Retirement Plus 2035	60.82	70.52
Columbia Retirement Plus 2040	61.81	71.38
Columbia Retirement Plus 2045	67.54	77.42

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Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For funds with fiscal period ending May 31
Columbia High Yield Bond	0%	0%
Columbia Multi-Advisor Small Cap Value	0	0
Columbia U.S. Government Mortgage	0	0
RiverSource Partners Fundamental Value	100.00	100.00
RiverSource Short Duration U.S. Government	0	0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	91.83	100.00
RiverSource Real Estate	0.35	7.02
For funds with fiscal period ending July 31
Columbia Floating Rate	0.06	0.06
Columbia Income Opportunities	0	0
Columbia Inflation Protected Securities	0	0
Columbia Limited Duration Credit	0	0
Columbia Large Core Quantitative	100.00	100.00
Columbia Money Market	0	0
RiverSource Disciplined Small and Mid Cap Equity	100.00	100.00
RiverSource Disciplined Small Cap Value	100.00	100.00
For funds with fiscal period ending August 31
Columbia Diversified Bond	0	0
Columbia Minnesota Tax-Exempt	0	0
RiverSource California Tax-Exempt	0	0
RiverSource New York Tax-Exempt	0	0
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	100.00	100.00
Columbia Large Growth Quantitative	100.00	100.00
Columbia Large Value Quantitative	46.66	47.51
Columbia Mid Cap Value Opportunity	100.00	100.00
Columbia Strategic Allocation	85.51	94.62
RiverSource Balanced	58.23	67.65
RiverSource Strategic Income Allocation	0.31	1.00
Seligman California Municipal High-Yield	0	0
Seligman California Municipal Quality	0	0
Seligman Minnesota Municipal	0	0
Seligman National Municipal	0	0
Seligman New York Municipal	0	0
Seligman TargETFund 2015	53.63	87.73
Seligman TargETFund 2025	50.39	100.00
Seligman TargETFund 2035	48.74	100.00
Seligman TargETFund 2045	43.70	100.00
Seligman TargETFund Core	50.44	63.90

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Fund	Percent of dividends qualifying for corporate deduction	Qualified dividend income for individuals
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	0%	0%
Columbia Asia Pacific ex-Japan	0	53.84
Columbia Emerging Markets Bond	0	0
Columbia Emerging Markets Opportunity	0.27	81.67
Columbia European Equity	0	100.00
Columbia Frontier	0	0
Columbia Global Bond	0	0
Columbia Global Equity	77.49	100.00
Columbia Global Extended Alpha	0	0
Columbia Multi-Advisor International Value	2.08	100.00
Columbia Seligman Global Technology	0	0
RiverSource Disciplined International Equity	0.25	100.00
RiverSource Partners International Select Growth	2.04	100.00
RiverSource Partners International Small Cap	0	0
Threadneedle Global Equity Income	29.74	100.00
Threadneedle International Opportunity	0	100.00
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	0	0
Columbia Mid Cap Growth Opportunity	0	0
RiverSource Intermediate Tax-Exempt	0	0
RiverSource Tax-Exempt High Income	0	0
For funds with fiscal period ending December 31
Columbia Government Money Market	0	0
Columbia Select Large-Cap Value	100.00	100.00
Columbia Select Smaller-Cap Value	0	100.00
Columbia Seligman Communications and Information	0	0
RiverSource LaSalle Global Real Estate	0	2.58
RiverSource LaSalle Monthly Dividend Real Estate	0	2.09
Seligman Capital	0	0
Seligman Growth	100.00	100.00

Capital Gains Distributions

Capital gain distributions, if any, received by shareholders (in cash or invested in additional shares) should be treated as long-term capital gains regardless of how long shareholders owned their shares. Short-term capital gains earned by a fund are paid to shareholders as part of their ordinary income dividend and are taxable as ordinary income. Special rates on capital gains may apply to sales of precious metals, if any, owned directly by a fund and to investments in REITs.

Individual shareholders will be subject to federal income tax on distributions of net capital gains generally at a maximum rate of 15% if designated as derived from a fund’s capital gains from property held for more than one year and recognized in the taxable years beginning before January 1, 2011. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a fund will generally be treated for federal income tax purposes as having received a distribution in an amount equal to the cash that could have been elected to be received instead of the additional shares.

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Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time a fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition may be treated as ordinary or capital gains or losses. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Return of Capital

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the fund as of the later of (1) the date the share became ex-dividend or (2) the date the fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the fund, this rule may cause a fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the fund will take a loss at the time that a determination is made that the dividend will not be received.

If a fund’s distributions exceed its current and accumulated earnings and profits, that portion of the fund’s distributions will be treated as a return of capital to its shareholders. A return of capital is a return of a portion of the shareholder’s original investment. A return of capital will generally not be taxable, however, any amounts received in excess of a shareholder’s tax basis are treated as capital gain. Forms 1099 will be sent to shareholders to report any return of capital.

Withholding

Unless a shareholder provides a certified taxpayer identification number (social security number for individuals) on the account application or other document and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the IRS 28% backup withholding on taxable and exempt-interest dividends and redemptions. Shareholders should be aware that, under regulations promulgated by the IRS, a fund may be fined for each account for which a certified taxpayer identification number (social security number for individuals) is not provided.

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the fund is “effectively connected” with a U.S. trade or business carried on by such shareholder. If the income from the fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income and qualified dividends paid to such foreign shareholders generally will be subject to a 30% U.S. withholding tax under existing provisions of the Internal Revenue Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty or law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax.

If the income from the fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. In the case of foreign non-corporate shareholders, the fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the fund with proper documentation related to their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes.

Seligman TargETFunds. Each of Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund 2015 (Target Date Funds) will automatically be combined with Seligman TargETFund Core during their respective target year. The investment manager expects each of these combinations to be effected as an acquisition of the assets and liabilities of the applicable Target Date Fund in exchange for shares of TargETFund Core at net asset value, with the shares of TargETFund Core then distributed to shareholders of the applicable Target Date Fund. Based on current tax rules, the investment manager expects the combination to be effected in a non-taxable transaction. Changes in such tax rules or applicable law or other developments could negatively impact the combination of the Target Date Funds with Seligman TargETFund Core.

Due to the impossibility of predicting whether changes in law or other developments may impact the fairness or overall desirability of the combination of any two funds ten or more years in the future, the Board of the Seligman TargETFunds

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will evaluate each combination in the year it is scheduled to occur under the standards of Rule 17a-8 under the 1940 Act and general principles of fairness, and may approve modifications to the methodology or terminate the combination if it determines that doing so would be in the best interests of shareholders. Any modifications to the manner of combining funds will be presented to shareholders for approval if such approval is required under applicable law.

Service Providers

INVESTMENT MANAGEMENT SERVICES

Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) is the investment manager for each fund. Under the Investment Management Services Agreements, the investment manager, subject to the policies set by the Board, provides investment management services to the funds.

For Seligman funds, Columbia Management serves as the investment manager effective Nov. 7, 2008, with the completion of the acquisition of J. & W. Seligman & Co. Incorporated by the investment manager and with shareholders having previously approved a new investment management services agreement between the funds and the investment manager.

For its services, the investment manager is paid a monthly fee based on the following schedule. Each class of a fund pays its proportionate share of the fee. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Table 13. Investment Management Services Agreement Fee Schedule

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia 120/20 Contrarian Equity	First $	0.25	0.950%	0.950%
	Next $	0.25	0.930%
	Next $	0.50	0.910%
	Over $	1.0	0.890%
Columbia Absolute Return Currency and Income	First $	1.0	0.890%	0.890%
	Next $	1.0	0.865%
	Next $	1.0	0.840%
	Next $	3.0	0.815%
	Next $	1.5	0.790%
	Next $	1.5	0.775%
	Next $	1.0	0.770%
	Next $	5.0	0.760%
	Next $	5.0	0.750%
	Next $	4.0	0.740%
	Next $	26.0	0.720%
	Over $	50.0	0.700%
Columbia AMT-Free Tax-Exempt Bond	First $	1.0	0.410%	0.410%
	Next $	1.0	0.385%
	Next $	1.0	0.360%
	Next $	3.0	0.335%
	Next $	1.5	0.310%
	Next $	2.5	0.300%
	Next $	5.0	0.290%
	Next $	9.0	0.280%
	Next $	26.0	0.260%
	Over $	50.0	0.250%

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Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Asia Pacific ex-Japan	First $	0.25	0.800%	Columbia Asia Pacific ex-Japan – 0.800%
Columbia European Equity	Next $	0.25	0.775%	Columbia European Equity – 0.800%
Columbia Global Equity	Next $	0.25	0.750%	Columbia Global Equity – 0.788%
RiverSource Disciplined International Equity	Next $	0.25	0.725%	RiverSource Disciplined International Equity – 0.788%
Threadneedle Global Equity Income	Next $	1.0	0.700%	Threadneedle Global Equity Income – 0.800%
Threadneedle International Opportunity	Next $	5.5	0.675%	Threadneedle International Opportunity – 0.790%
	Next $	2.5	0.660%
	Next $	5.0	0.645%
	Next $	5.0	0.635%
	Next $	4.0	0.610%
	Next $	26.0	0.600%
	Over $	50.0	0.570%
Columbia Diversified Bond	First $	1.0	0.480%	Columbia Diversified Bond – 0.442%
Columbia Limited Duration Credit	Next $	1.0	0.455%	Columbia Limited Duration Credit – 0.480%
	Next $	1.0	0.430%
	Next $	3.0	0.405%
	Next $	1.5	0.380%
	Next $	1.5	0.365%
	Next $	1.0	0.360%
	Next $	5.0	0.350%
	Next $	5.0	0.340%
	Next $	4.0	0.330%
	Next $	26.0	0.310%
	Over $	50.0	0.290%
Columbia Diversified Equity Income	First $	1.0	0.600%	Columbia Diversified Equity Income – 0.558%
Columbia Large Core Quantitative	Next $	1.0	0.575%	Columbia Large Core Quantitative – 0.565%
Columbia Large Growth Quantitative	Next $	1.0	0.550%	Columbia Large Growth Quantitative – 0.600%
Columbia Large Value Quantitative	Next $	3.0	0.525%	Columbia Large Value Quantitative – 0.600%
	Next $	1.5	0.500%
	Next $	2.5	0.485%
	Next $	5.0	0.470%
	Next $	5.0	0.450%
	Next $	4.0	0.425%
	Next $	26.0	0.400%
	Over $	50.0	0.375%
Columbia Dividend Opportunity	First $	0.50	0.610%	0.542%
	Next $	0.50	0.585%
	Next $	1.0	0.560%
	Next $	1.0	0.535%
	Next $	3.0	0.510%
	Next $	4.0	0.480%
	Next $	5.0	0.470%
	Next $	5.0	0.450%
	Next $	4.0	0.425%
	Next $	26.0	0.400%
	Over $	50.0	0.375%

98

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Emerging Markets Bond	First $	0.25	0.720%	Columbia Emerging Markets Bond – 0.719%
Columbia Global Bond	Next $	0.25	0.695%	Columbia Global Bond – 0.699%
	Next $	0.25	0.670%
	Next $	0.25	0.645%
	Next $	6.5	0.620%
	Next $	2.5	0.605%
	Next $	5.0	0.590%
	Next $	5.0	0.580%
	Next $	4.0	0.560%
	Next $	26.0	0.540%
	Over $	50.0	0.520%
Columbia Emerging Markets Opportunity	First $	0.25	1.100%	1.086%
	Next $	0.25	1.080%
	Next $	0.25	1.060%
	Next $	0.25	1.040%
	Next $	1.0	1.020%
	Next $	5.5	1.000%
	Next $	2.5	0.985%
	Next $	5.0	0.970%
	Net $	5.0	0.960%
	Next $	4.0	0.935%
	Next $	26.0	0.920%
	Over $	50.0	0.900%
Columbia Equity Value	First $	0.50	0.530%	0.521%
	Next $	0.50	0.505%
	Next $	1.0	0.480%
	Next $	1.0	0.455%
	Next $	3.0	0.430%
	Over $	6.0	0.400%
Columbia Floating Rate	First $	1.0	0.610%	0.610%
Columbia Income Opportunities	Next $	1.0	0.585%
	Next $	1.0	0.560%
	Next $	3.0	0.535%
	Next $	1.5	0.510%
	Next $	1.5	0.495%
	Next $	1.0	0.470%
	Next $	5.0	0.455%
	Next $	5.0	0.445%
	Next $	4.0	0.420%
	Next $	26.0	0.405%
	Over $	50.0	0.380%
Columbia Global Extended Alpha	First $	0.25	1.050%	1.050%
	Next $	0.25	1.030%
	Next $	0.50	1.010%
	Next $	1.0	0.990%

99

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Government Money Market(a)	First $	1.0	0.330%	Columbia Government Money Market – 0.330%
Columbia Money Market	Next $	0.5	0.313%	Columbia Money Market – 0.306%
	Next $	0.5	0.295%
	Next $	0.5	0.278%
	Next $	2.5	0.260%
	Next $	1.0	0.240%
	Next $	1.5	0.220%
	Next $	1.5	0.215%
	Next $	1.0	0.190%
	Next $	5.0	0.180%
	Next $	5.0	0.170%
	Next $	4.0	0.160%
	Over $	24.0	0.150%
Columbia High Yield Bond	First $	1.0	0.590%	0.580%
	Next $	1.0	0.565%
	Next $	1.0	0.540%
	Next $	3.0	0.515%
	Next $	1.5	0.490%
	Next $	1.5	0.475%
	Next $	1.0	0.450%
	Next $	5.0	0.435%
	Next $	5.0	0.425%
	Next $	4.0	0.400%
	Next $	26.0	0.385%
	Over $	50.0	0.360%
Columbia Income Builder Fund		N/A	N/A	N/A
Columbia Income Builder Fund II
Columbia Income Builder Fund III
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate Aggressive
Columbia Portfolio Builder Moderate Conservative
Columbia Portfolio Builder Total Equity
Columbia Retirement Plus 2010
Columbia Retirement Plus 2015
Columbia Retirement Plus 2020
Columbia Retirement Plus 2025
Columbia Retirement Plus 2030
Columbia Retirement Plus 2035
Columbia Retirement Plus 2040
Columbia Retirement Plus 2045

100

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Inflation Protected Securities	First $	1.0	0.440%	0.440%
	Next $	1.0	0.415%
	Next $	1.0	0.390%
	Next $	3.0	0.365%
	Next $	1.5	0.340%
	Next $	1.5	0.325%
	Next $	1.0	0.320%
	Next $	5.0	0.310%
	Next $	5.0	0.300%
	Next $	4.0	0.290%
	Next $	26.0	0.270%
	Over $	50.0	0.250%
Columbia Mid Cap Growth Opportunity	First $	1.0	0.700%	0.700%
RiverSource Disciplined Small and Mid Cap Equity	Next $	1.0	0.675%
	Next $	1.0	0.650%
	Next $	3.0	0.625%
	Next $	1.5	0.600%
	Next $	2.5	0.575%
	Next $	5.0	0.550%
	Next $	9.0	0.525%
	Next $	26.0	0.500%
	Over $	50.0	0.475%
Columbia Mid Cap Value Opportunity	First $	1.0	0.700%	0.686%
	Next $	1.0	0.675%
	Next $	1.0	0.650%
	Next $	3.0	0.625%
	Next $	1.5	0.600%
	Next $	2.5	0.575%
	Next $	5.0	0.550%
	Next $	9.0	0.525%
	Next $	26.0	0.500%
	Over $	50.0	0.475%
Columbia Minnesota Tax-Exempt	First $	0.25	0.410%	Columbia Minnesota – 0.403%
RiverSource California Tax-Exempt	Next $	0.25	0.385%	RiverSource California – 0.410%
RiverSource New York Tax-Exempt	Next $	0.25	0.360%	RiverSource New York – 0.410%
	Next $	0.25	0.345%
	Next $	6.5	0.320%
	Next $	2.5	0.310%
	Next $	5.0	0.300%
	Next $	9.0	0.290%
	Next $	26.0	0.270%
	Over $	50.0	0.250%
Columbia Multi-Advisor International Value	First $	0.25	0.900%	0.863%
	Next $	0.25	0.875%
	Next $	0.25	0.850%
	Next $	0.25	0.825%
	Next $	1.0	0.800%
	Over $	2.0	0.775%

101

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Columbia Multi-Advisor Small Cap Value	First $	0.25	0.970%	0.960%
	Next $	0.25	0.945%
	Next $	0.25	0.920%
	Next $	0.25	0.895%
	Over $	1.0	0.870%
Columbia Recovery and Infrastructure	First $	1.0	0.650%	0.650%
	Next $	1.0	0.600%
	Next $	4.0	0.550%
	Over $	6.0	0.500%
Columbia Select Large-Cap Value(b)	First $	0.5	0.755%	0.755%
	Next $	0.5	0.660%
	Over $	1.0	0.565%
Columbia Select Smaller-Cap Value(c)	First $	0.5	0.935%	0.935%
	Next $	0.5	0.840%
	Over $	1.0	0.745%
Columbia Seligman Communications and Information(d)	First $	3.0	0.855%	0.849%
	Next $	3.0	0.825%
	Over $	6.0	0.725%
Columbia Seligman Global Technology(e)	First $	2.0	0.950%	0.950%
	Next $	2.0	0.910%
	Over $	4.0	0.870%
Columbia Strategic Allocation	First $	1.0	0.570%	0.564%
	Next $	1.0	0.545%
	Next $	1.0	0.520%
	Next $	3.0	0.495%
	Next $	1.5	0.470%
	Next $	2.5	0.450%
	Next $	5.0	0.430%
	Next $	9.0	0.410%
	Over $	24.0	0.390%
Columbia U.S. Government Mortgage	First $	1.0	0.480%	0.480%
	Next $	1.0	0.455%
	Next $	1.0	0.430%
	Next $	3.0	0.405%
	Next $	1.5	0.380%
	Next $	1.5	0.365%
	Next $	1.0	0.360%
	Next $	5.0	0.350%
	Next $	5.0	0.340%
	Next $	4.0	0.330%
	Next $	26.0	0.310%
	Over $	50.0	0.290%
RiverSource Balanced	First $	1.0	0.530%	0.530%
	Next $	1.0	0.505%
	Next $	1.0	0.480%
	Next $	3.0	0.455%
	Next $	1.5	0.430%
	Next $	2.5	0.410%
	Next $	5.0	0.390%
	Next $	9.0	0.370%
	Over $	24.0	0.350%

102

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
RiverSource Disciplined Small Cap Value	First $	0.25	0.850%	0.850%
	Next $	0.25	0.825%
	Next $	0.25	0.800%
	Next $	0.25	0.775%
	Next $	1.0	0.750%
	Over $	2.0	0.725%
RiverSource Intermediate Tax-Exempt	First $	1.0	0.390%	0.390%
	Next $	1.0	0.365%
	Next $	1.0	0.340%
	Next $	3.0	0.315%
	Next $	1.5	0.290%
	Next $	2.5	0.280%
	Next $	5.0	0.270%
	Next $	35.0	0.260%
	Over $	50.0	0.250%
RiverSource LaSalle Global Real Estate(f)		All	0.915%	0.915%
RiverSource LaSalle Monthly Dividend Real Estate(g)		All	0.855%	0.855%
RiverSource Partners Fundamental Value	First $	0.50	0.730%	0.728%
	Next $	0.50	0.705%
	Next $	1.0	0.680%
	Next $	1.0	0.655%
	Next $	3.0	0.630%
	Over $	6.0	0.600%
RiverSource Partners International Select Growth	First $	0.25	1.000%	0.990%
	Next $	0.25	0.975%
	Next $	0.25	0.950%
	Next $	0.25	0.925%
	Next $	1.0	0.900%
	Over $	2.0	0.875%
RiverSource Partners International Small Cap	First $	0.25	1.120%	1.120%
	Next $	0.25	1.095%
	Next $	0.25	1.070%
	Next $	0.25	1.045%
	Next $	1.0	1.020%
	Over $	2.0	0.995%
RiverSource Precious Metals and Mining	First $	0.25	0.800%	0.800%
	Next $	0.25	0.775%
	Next $	0.25	0.750%
	Next $	0.25	0.725%
	Next $	1.0	0.700%
	Over $	2.0	0.675%
RiverSource Real Estate	First $	1.0	0.840%	0.840%
	Next $	1.0	0.815%
	Next $	1.0	0.790%
	Next $	3.0	0.765%
	Next $	6.0	0.740%
	Next $	12.0	0.730%
	Over $	24.0	0.720%

103

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
RiverSource S&P 500 Index	First $	1.0	0.220%	0.220%
	Next $	1.0	0.210%
	Next $	1.0	0.200%
	Next $	4.5	0.190%
	Next $	2.5	0.180%
	Next $	5.0	0.170%
	Next $	9.0	0.160%
	Next $	26.0	0.140%
	Over $	50.0	0.120%
RiverSource Short Duration U.S. Government	First $	1.0	0.480%	0.480%
	Next $	1.0	0.455%
	Next $	1.0	0.430%
	Next $	3.0	0.405%
	Next $	1.5	0.380%
	Next $	1.5	0.365%
	Next $	1.0	0.340%
	Next $	5.0	0.325%
	Next $	5.0	0.315%
	Next $	4.0	0.290%
	Next $	26.0	0.275%
	Over $	50.0	0.250%
RiverSource Small Company Index	First $	0.25	0.360%	0.357%
	Next $	0.25	0.350%
	Next $	0.25	0.340%
	Next $	0.25	0.330%
	Next $	6.5	0.320%
	Next $	7.5	0.300%
	Next $	9.0	0.280%
	Next $	26.0	0.260%
	Over $	50.0	0.240%
RiverSource Strategic Income Allocation	First $	0.25	0.550%	0.546%
	Next $	0.25	0.525%
	Next $	0.25	0.500%
	Over $	0.75	0.475%
RiverSource Tax-Exempt High Income	First $	1.0	0.470%	0.453%
	Next $	1.0	0.445%
	Next $	1.0	0.420%
	Next $	3.0	0.395%
	Next $	1.5	0.370%
	Next $	2.5	0.360%
	Next $	5.0	0.350%
	Next $	9.0	0.340%
	Next $	26.0	0.320%
	Over $	50.0	0.300%

104

Fund	Assets (billions)		Annual rate at each asset level	Daily rate on last day of most recent fiscal period
Seligman California Municipal High-Yield(h)	First $	0.25	0.410%	0.410%
Seligman California Municipal Quality(h)	Next $	0.25	0.385%
Seligman Minnesota Municipal(h)	Next $	0.25	0.360%
Seligman New York Municipal(h)	Next $	0.25	0.345%
	Next $	6.5	0.320%
	Next $	2.5	0.310%
	Next $	5.0	0.300%
	Next $	9.0	0.290%
	Next $	26.0	0.270%
	Over $	50.0	0.250%
Seligman Capital(i)	First $	1.0	0.805%	0.805%
	Next $	1.0	0.765%
	Over $	2.0	0.715%
Seligman Frontier(j)	First $	0.75	0.885%	0.885%
	Over $	0.75	0.790%
Seligman Growth(k)	First $	1.0	0.655%	0.639%
	Next $	1.0	0.615%
	Over $	2.0	0.565%
Seligman National Municipal(l)	First $	1.0	0.410%	0.410%
	Next $	1.0	0.385%
	Next $	1.0	0.360%
	Next $	3.0	0.335%
	Next $	1.5	0.310%
	Next $	2.5	0.300%
	Next $	5.0	0.290%
	Next $	9.0	0.280%
	Next $	26.0	0.260%
	Over $	50.0	0.250%
Seligman TargETFund 2015	First $	0.5	0.455%	0.455%
Seligman TargETFund 2025	Next $	0.5	0.410%
Seligman TargETFund 2035	Over $	1.0	0.365%
Seligman TargETFund 2045
Seligman TargETFund Core

(a)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.40% of the fund’s average daily net assets.
(b)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.80% of the fund’s average daily net assets.
(c)	Prior to June 29, 2009, the investment manager received an annual fee equal to 1.00% of the fund’s average daily net assets.
(d)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.90% on the first $3.0 billion of the fund’s average daily net assets, 0.85% on the next $3.0 billion and 0.75% thereafter.
(e)	Prior to June 15, 2009, the investment manager received an annual fee equal to 1.00% of average daily net assets on the first $2 billion of net assets, 0.95% of average daily net assets on the next $2 billion and 0.90% of average daily net assets in excess of $4 billion.
(f)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.98% of the fund’s average daily net assets.
(g)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.90% of the fund’s average daily net assets.
(h)	Prior to June 15, 2009, the investment manager received an annual fee equal to 0.50% of the fund’s average daily net assets.
(i)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.85% on the first $1.0 billion of the fund’s average daily net assets, 0.80% on the next $1.0 billion and 0.75% thereafter.
(j)	Prior to June 29, 2009, the investment manager received a fee equal to 0.95% per annum of the fund’s average daily net assets on the first $750 million of net assets and 0.85% per annum of the fund’s average daily net assets in excess of $750 million.
(k)	Prior to June 29, 2009, the investment manager received an annual fee equal to 0.70% on the first $1.0 billion of the fund’s average daily net assets, 0.65% on the next $1.0 billion and 0.60% thereafter.
(l)	Prior to Aug. 31, 2009, the investment manager received an annual fee equal to 0.50% of the fund’s average daily net assets.

Under the agreement, a fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees;

105

organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a fund’s participation in inverse floater structures; and expenses properly payable by a fund, approved by the Board.

For Equity and Balanced Funds, except for RiverSource S&P 500 Index, RiverSource Small Company Index and the Seligman funds, before the fee based on the asset charge is paid, it is adjusted for the fund’s investment performance relative to a Performance Incentive Adjustment Index (PIA Index) as shown in the table below. The adjustment increased or decreased the fee for the last fiscal period as shown in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 14. PIA Indexes

Fund	PIA Index	Fee Increase or (Decrease)
Fiscal year ending March 31
Columbia Equity Value	Lipper Large-Cap Value Funds Index	$(84,713)
RiverSource Precious Metals and Mining	Lipper Precious Metals Funds Index	5,214
Fiscal year ending April 30
Columbia 120/20 Contrarian Equity	Russell 3000 Index	(16,065)
Columbia Recovery and Infrastructure	S&P 500 Index	N/A (a)
Fiscal year ending May 31
Columbia Multi-Advisor Small Cap Value	Lipper Small-Cap Value Funds Index	353,598
RiverSource Partners Fundamental Value	Lipper Large-Cap Core Funds Index	135,795
Fiscal year ending June 30
Columbia Dividend Opportunity	Lipper Equity Income Funds Index	902,715
RiverSource Real Estate	Lipper Real Estate Funds Index	52,237
Fiscal year ending July 31
Columbia Large Core Quantitative	Lipper Large-Cap Core Funds Index	(789,031)
RiverSource Disciplined Small and Mid Cap Equity	Lipper Mid-Cap Core Funds Index	(126,252)
RiverSource Disciplined Small Cap Value	Lipper Small-Cap Value Funds Index	(56,412)
Fiscal year ending September 30
Columbia Diversified Equity Income	Lipper Equity Income Funds Index	(5,590,723)
Columbia Large Growth Quantitative	Lipper Large-Cap Growth Funds Index	(9,448)
Columbia Large Value Quantitative	Lipper Large-Cap Value Funds Index	(33,219)
Columbia Mid Cap Value Opportunity	Lipper Mid-Cap Value Funds Index	(2,112,990)
Columbia Strategic Allocation	Lipper Flexible Portfolio Funds Index	(556,345)
RiverSource Balanced	Lipper Balanced Funds Index	(474,081)
Fiscal year ending October 31
Columbia Asia Pacific ex-Japan	MSCI All Country Asia Pacific Ex-Japan Index	N/A (b)
Columbia Emerging Markets Opportunity	Lipper Emerging Markets Funds Index	(54,050)
Columbia European Equity	Lipper European Funds Index	97,462
Columbia Global Equity	Lipper Global Funds Index	(446,000)
Columbia Global Extended Alpha	MSCI All Country World Index	N/A (c)
Columbia Multi-Advisor International Value	Lipper International Multi-Cap Value Funds Index	(1,510,778)
RiverSource Disciplined International Equity	Lipper International Large-Cap Core Funds Index	(629,082)
RiverSource Partners International Select Growth	Lipper International Multi-Cap Growth Funds Index	(267,871)
RiverSource Partners International Small Cap	Lipper International Small-Cap Funds Index	(48,195)
Threadneedle Global Equity Income	MSCI All Country World Index	10,034
Threadneedle International Opportunity	Lipper International Large-Cap Core Funds Index	286,033
Fiscal year ending November 30
Columbia Mid Cap Growth Opportunity	Lipper Mid-Cap Growth Funds Index	469,963

(a)	The first performance incentive adjustment will be made on March 1, 2011. See section titled “Transaction Period” below.
(b)	The first performance incentive adjustment will be made Feb. 1, 2010. See section titled “Transition Period” below.

106

(c) The first performance incentive adjustment will be made on Aug. 1, 2010. See section titled “Transition Period” below.

For all funds noted in Table 14 EXCEPT Columbia 120/20 Contrarian Equity, Columbia Recovery and Infrastructure, and Columbia Global Extended Alpha:

The adjustment will be determined monthly by measuring the percentage difference over a rolling 12-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference is then used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 12-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month. The table is organized by fund category. You can find your fund’s category in Table 1.

Table 15A. Performance Incentive Adjustment Calculation

Equity Funds		Balanced Funds
Performance Difference	Adjustment Rate	Performance Difference	Adjustment Rate

0.00% – 0.50%	0	0.00% – 0.50%	0

0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)

1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)

2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	2.00% – 3.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 8 basis points if a 3% performance difference)

4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	3.00% or more	8 basis points

6.00% or more	12 basis points	N/A

For example, if the performance difference for an Equity Fund is 2.38%, the adjustment rate is 0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the fund is 0.0012 per year. Where the fund’s Class A performance exceeds that of the PIA Index, the fee paid to the investment manager will increase. Where the performance of the PIA Index exceeds the performance of the fund’s Class A shares, the fee paid to the investment manager will decrease. The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

Transition Period

The performance incentive adjustment will not be calculated for the first 6 months from the inception of the fund. After 6 full calendar months, the performance fee adjustment will be determined using the average assets and performance difference over the first 6 full calendar months, and the adjustment rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 12 full calendar months, the full rolling 12-month period will take affect.

Change in Index

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, for example, if Lipper reclassifies the fund from one peer group to another, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive

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adjustment until such time as it approves a substitute index; or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change in the PIA Index, a fund’s performance will be compared to a 12-month blended index return that reflects the performance of the current index for the portion of the 12-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

For Columbia 120/20 Contrarian Equity, Columbia Recovery and Infrastructure, and Columbia Global Extended Alpha:

The adjustment will be determined monthly by measuring the percentage difference over a rolling 36-month period (subject to earlier determination based on the Transition Period, as set forth below) between the annualized performance of one Class A share of the fund and the annualized performance of the PIA Index (“performance difference”). The performance difference will then be used to determine the adjustment rate. The adjustment rate, computed to five decimal places, is determined in accordance with the following table and is applied against average daily net assets for the applicable rolling 36-month period or Transition Period, and divided by 12 to obtain the fee reflecting the performance fee adjustment for that month.

Table 15B. Performance Incentive Adjustment Calculation

Columbia Recovery and Infrastructure		Columbia 120/20 Contrarian Equity Columbia Global Extended Alpha
Performance Difference	Adjustment Rate	Performance Difference	Adjustment Rate

0.00% – 0.50%	0	0.00% – 1.00%	0

0.50% – 1.00%	6 basis points times the performance difference over 0.50%, times 100 (maximum of 3 basis points if a 1% performance difference)	1.00% – 6.00%	10 basis points times the performance difference over 1.00%, times 100 (maximum 50 basis points if a 6% performance difference)

1.00% – 2.00%	3 basis points, plus 3 basis points times the performance difference over 1.00%, times 100 (maximum 6 basis points if a 2% performance difference)	6.00% or more	50 basis points

2.00% – 4.00%	6 basis points, plus 2 basis points times the performance difference over 2.00%, times 100 (maximum 10 basis points if a 4% performance difference)	N/A

4.00% – 6.00%	10 basis points, plus 1 basis point times the performance difference over 4.00%, times 100 (maximum 12 basis points if a 6% performance difference)	N/A

6.00% or more	12 basis points	N/A

For example, if the performance difference for Columbia 120/20 Contrarian Equity is 2.38%, the adjustment rate is 0.00138 [the 1.38% performance difference over 1.00%] x 0.0010 [10 basis points] x 100. Rounded to five decimal places, the adjustment rate is 0.00138. This adjustment rate of 0.00138 is then applied against the average daily net assets for the applicable rolling 36-month or Transition Period, and divided by 12, which provides the performance adjustment fee for that month. Where the fund’s Class A performance exceeds that of the PIA Index for the applicable rolling 36-month period or Transition Period, the fee paid to the investment manager will increase by the adjustment rate. Where the performance of the PIA Index exceeds the performance of the fund’s Class A shares for the applicable rolling 36-month period or Transition Period, the fee paid to the Investment Manager will decrease by the adjustment rate.

The 36-month comparison period rolls over with each succeeding month, so that it always equals 36 months, ending with the month for which the performance adjustment is being computed.

Transition Period

The performance incentive adjustment will not be calculated for the first 24 months from the inception of the fund. After 24 full calendar months, the performance fee adjustment will be determined using the average assets and Performance

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Difference over the first 24 full calendar months, and the Adjustment Rate will be applied in full. Each successive month an additional calendar month will be added to the performance adjustment computation. After 36 full calendar months, the full rolling 36-month period will take affect.

Change in Index

If the PIA Index ceases to be published for a period of more than 90 days, changes in any material respect, otherwise becomes impracticable or, at the discretion of the Board, is no longer appropriate to use for purposes of a performance incentive adjustment, the Board may take action it deems appropriate and in the best interests of shareholders, including: (1) discontinuance of the performance incentive adjustment until such time as it approves a substitute index, or (2) adoption of a methodology to transition to a substitute index it has approved.

In the case of a change the PIA Index, a fund’s performance will be compared to a 36-month blended index return that reflects the performance of the current index for the portion of the 36-month performance measurement period beginning the effective date of the current index and the performance of the prior index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the prior index will be eliminated from the performance incentive adjustment calculation, and the calculation will include only the performance of the current index.

The table below shows the total management fees paid by each fund for the last three fiscal periods as well as nonadvisory expenses, net of earnings credits, waivers and expenses reimbursed by the investment manager and its affiliates. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 16. Management Fees and Nonadvisory Expenses

	Management Fees					Nonadvisory expenses
Fund	2010	2009		2008		2010	2009	2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	N/A	N/A		N/A		$101,055	$139,640	$103,636	(a)
Columbia Income Builder Fund II	N/A	N/A		N/A		109,874	175,842	129,062	(a)
Columbia Income Builder Fund III	N/A	N/A		N/A		112,467	118,255	134,546	(a)
Columbia Portfolio Builder Aggressive	N/A	N/A		N/A		107,162	199,501	168,942
Columbia Portfolio Builder Conservative	N/A	N/A		N/A		151,416	146,492	96,147
Columbia Portfolio Builder Moderate	N/A	N/A		N/A		272,479	278,861	247,980
Columbia Portfolio Builder Moderate Aggressive	N/A	N/A		N/A		290,338	299,503	247,472
Columbia Portfolio Builder Moderate Conservative	N/A	N/A		N/A		164,289	170,774	117,533
Columbia Portfolio Builder Total Equity	N/A	N/A		N/A		28,299	149,589	173,675
RiverSource S&P 500 Index	$255,644	$371,178		$579,548		(29,594)	(194,370)	(254,777)
RiverSource Small Company Index	1,306,919	1,990,095		3,292,392		(1,051,278)	(1,171,627)	(1,007,306)
For funds with fiscal period ending March 31
Columbia Equity Value	3,406,527	4,340,117		6,797,853		309,679	343,552	413,170
RiverSource Precious Metals and Mining	1,112,166	824,176		956,280		144,675	242,615	175,405
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	$360,835	368,969		159,311	(b)	$31,738	34,475	21,297	(b)
Columbia Recovery and Infrastructure	2,163,593	45,652	(c)	N/A		232,888	18,717 (c)	N/A
Columbia Retirement Plus 2010	N/A	N/A		N/A		(2,671)	(4,254)	41
Columbia Retirement Plus 2015	N/A	N/A		N/A		(7,079)	(7,894)	310
Columbia Retirement Plus 2020	N/A	N/A		N/A		(7,779)	(9,956)	745

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	Management Fees			Nonadvisory expenses
Fund	2010	2009	2008	2010	2009	2008
Columbia Retirement Plus 2025	N/A	N/A	N/A	$(11,346)	$(12,026)	$332
Columbia Retirement Plus 2030	N/A	N/A	N/A	(9,157)	(9,748)	431
Columbia Retirement Plus 2035	N/A	N/A	N/A	(8,136)	(7,948)	487
Columbia Retirement Plus 2040	N/A	N/A	N/A	(7,439)	(6,946)	(796)
Columbia Retirement Plus 2045	N/A	N/A	N/A	(7,533)	(6,418)	(2,131)
For funds with fiscal period ending May 31
Columbia High Yield Bond	$9,691,900	$6,353,707	$9,610,610	(400,525)	(748,008)	665,785
Columbia Multi-Advisor Small Cap Value	3,968,159	3,098,591	6,511,571	(684,318)	(963,886)	(972,781)
Columbia U.S. Government Mortgage	1,247,010	1,731,277	1,958,404	(256,078)	(327,855)	(389,262)
RiverSource Partners Fundamental Value	4,305,601	4,416,792	7,668,633	(775,463)	(939,055)	(213,716)
RiverSource Short Duration U.S. Government	3,287,540	3,665,529	3,816,196	(877,297)	(610,585)	(771,512)
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	8,065,963	6,381,215	12,015,660	(91,086)	(502,682)	626,341
RiverSource Real Estate	1,498,361	1,227,857	1,667,040	(83,163)	(18,514)	138,649
For funds with fiscal period ending July 31
Columbia Floating Rate	2,466,113	2,210,544	3,509,190	226,409	(61,933)	293,676
Columbia Income Opportunities	4,451,807	1,913,521	1,767,885	313,169	291,601	196,944
Columbia Inflation Protected Securities	2,886,405	3,322,371	2,554,103	(354,181)	(115,062)	(238,396)
Columbia Large Core Quantitative	21,017,705	9,909,438	17,556,244	(4,112,307)	268,796	726,080
Columbia Limited Duration Credit	2,186,361	844,435	792,200	(272,368)	(68,816)	(78,320)
Columbia Money Market	8,951,478	12,658,313	15,026,220	(13,410,378)	(1,868,463)	1,290,897
RiverSource Disciplined Small and Mid Cap Equity	851,036	853,191	365,578	162,170	143,015	125,645
RiverSource Disciplined Small Cap Value	375,114	363,926	286,759	55,844	47,195	33,868
For funds with fiscal period ending August 31
Columbia Diversified Bond	19,593,287	15,648,683	14,772,880	(1,381,496)	(2,314,025)	(461,298)
Columbia Minnesota Tax-Exempt	1,360,384	1,230,393	1,246,083	44,953	196,213	506,328
RiverSource California Tax-Exempt	645,263	663,711	715,946	31,789	73,054	44,499
RiverSource New York Tax-Exempt	224,128	220,172	242,807	(994)	9,792	75,790

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	Management Fees						Nonadvisory expenses
	2009		2008		2007		2009	2008	2007
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	$17,053,076		$44,177,652		$42,530,087		$1,037,819	$1,905,627	$1,561,033
Columbia Large Growth Quantitative	2,033,555		905,956		114,048	(d)	214,462	195,661	54,709 (d)
Columbia Large Value Quantitative	661,677		6,618	(e)	N/A		168,055	2,877 (e)	N/A
Columbia Mid Cap Value Opportunity	9,896,881		18,813,340		15,908,732		776,726	992,201	826,273
Columbia Strategic Allocation	6,604,411		10,108,947		11,025,000		585,299	1,047,907	921,198
RiverSource Balanced	2,483,462		3,977,541		6,315,077		346,693	437,940	368,447
RiverSource Strategic Income Allocation	1,081,850		904,660		168,875	(d)	246,334	294,099	76,656 (d)
Seligman California Municipal High-Yield	164,150		173,288		174,700		32,933	53,665	32,890
Seligman California Municipal Quality	192,624		196,281		214,476		60,833	90,615	72,092
Seligman Minnesota Municipal	324,501		351,237		375,995		68,180	99,131	88,809
Seligman New York Municipal	352,211		332,574		342,695		75,556	88,770	71,419
Seligman National Municipal	1,147,080		304,747		327,359		62,006	106,685	95,664
Seligman TargETFund 2015	121,554		207,083		184,907		(54,705)	(4,193)	7,243
Seligman TargETFund 2025	136,473		210,264		157,846		(68,782)	(13,470)	(551)
Seligman TargETFund 2035	35,438		32,294		6,852		(18,456)	(5,254)	(15,347)
Seligman TargETFund 2045	19,710		22,283		4,354		(12,505)	(3,570)	(4,094)
Seligman TargETFund Core	272,984		457,038		382,979		(119,771)	(10,950)	17,561
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	4,698,565		4,188,137		887,341		205,127	313,877	103,119
Columbia Asia Pacific ex-Japan	78,072	(f)	N/A		N/A		21,500 (f)	N/A	N/A
Columbia Emerging Markets Bond	1,320,292		1,182,004		706,943		82,201	172,124	120,044
Columbia Emerging Markets Opportunity	3,791,476		7,352,591		7,106,815		524,327	1,138,897	1,190,259
Columbia European Equity	600,499		980,629		952,484		(31,736)	223,792	199,237
Columbia Frontier	321,582		579,499		766,116		(20,898)	200,110	250,909
Columbia Global Bond	3,551,274		5,074,934		3,438,893		(33,836)	165,694	(17,529)
Columbia Global Equity	2,918,784		5,825,153		6,075,014		350,276	554,139	577,463
Columbia Global Extended Alpha	64,424		16,485	(g)	N/A		4,234	1,122 (g)	N/A
Columbia Multi-Advisor International Value	5,749,639		13,239,202		20,067,871		511,602	1,054,830	1,286,758
Columbia Seligman Global Technology	2,551,543		3,571,473		3,876,481		386,252	680,094	707,762
RiverSource Disciplined International Equity	2,174,525		5,209,129		2,161,563		252,387	512,793	358,005
RiverSource Partners International Select Growth	3,240,723		5,965,413		6,048,963		(660,493)	334,550	672,542
RiverSource Partners International Small Cap	496,177		1,057,146		1,270,558		(45,193)	63,912	208,621

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	Management Fees				Nonadvisory expenses
	2009	2008		2007	2009	2008		2007
Threadneedle Global Equity Income	$177,834	$15,723	(g)	N/A	$25,200	$2,989	(g)	N/A
Threadneedle International Opportunity	3,074,518	4,661,800		$4,923,040	283,182	486,074		$545,663
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	2,699,258	2,764,541		3,157,092	48,345	506,736		(8,650)
Columbia Mid Cap Growth Opportunity	4,488,355	4,726,590		6,373,531	281,069	437,496		241,412
RiverSource Intermediate Tax-Exempt	339,947	291,762		321,011	8,313	2,588		(4,565)
RiverSource Tax-Exempt High Income	10,226,940	11,447,732		13,006,578	(1,338,742)	2,984,232		(847,490)
For funds with fiscal period ending December 31
Columbia Government Money Market	518,174	893,335		776,197	(1,105,030)	6,551		300,969
Columbia Select Large-Cap Value	1,486,938	1,732,331		2,163,189	292,721	282,371		293,338
Columbia Select Smaller-Cap Value	1,687,329	2,048,229		3,132,296	(186,016)	295,691		337,798
Columbia Seligman Communications and Information	25,152,110	28,854,808		34,908,273	1,991,333	2,540,656		2,783,442
RiverSource LaSalle Global Real Estate	114,310	243,213		297,971	(8,058)	221,303		(104,511)
RiverSource LaSalle Monthly Dividend Real Estate	208,539	460,038		827,966	(107,139)	177,277		(30,072)
Seligman Capital	1,731,065	2,912,130		3,982,898	370,916	386,885		427,027
Seligman Growth	4,254,428	2,534,267		3,101,571	85,442	387,623		404,127

(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the fiscal period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Manager of Managers Exemption

The funds have received an order from the SEC that permits Columbia Management, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

For all Seligman funds and for Columbia Frontier, Columbia Seligman Global Technology, Columbia Seligman Communications and Information, Columbia Select Large-Cap Value, Columbia Select Smaller-Cap Value, RiverSource California Tax-Exempt, RiverSource Cash Management, Columbia Diversified Bond, Columbia Global Bond, Columbia High Yield Bond, RiverSource Intermediate Tax-Exempt, Columbia Minnesota Tax-Exempt, RiverSource New York Tax-Exempt, RiverSource Short Duration U.S. Government, Columbia AMT-Free Tax-Exempt Bond, RiverSource Tax-Exempt High Income and Columbia U.S. Government Mortgage funds: if the fund was to seek to rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

Subadvisory Agreements

The assets of certain funds are managed by subadvisers that have been selected by the investment manager, subject to the review and approval of the Board. The investment manager has recommended the subadvisers to the Board based upon its assessment of the skills of the subadvisers in managing other assets with objectives and investment strategies substantially similar to those of the applicable fund. Short-term investment performance is not the only factor in selecting or terminating a

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subadviser, and the investment manager does not expect to make frequent changes of subadvisers. Certain subadvisers, affiliated with the investment manager, have been directly approved by shareholders. These subadvisers are noted in Table 17.

The investment manager allocates the assets of a fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the investment manager, to purchase and sell portfolio assets, consistent with the fund’s investment objectives, policies, and restrictions. Generally, the services that a subadviser provides to the fund are limited to asset management and related recordkeeping services.

The investment manager has entered into an advisory agreement with each subadviser under which the subadviser provides investment advisory assistance and day-to-day management of some or all of the fund’s portfolio, as well as investment research and statistical information. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the investment manager or its affiliates.

The following table shows the advisory fee schedules for fees paid by the investment manager to subadvisers for funds that have subadvisers. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 17. Subadvisers and Subadvisory Agreement Fee Schedules

Fund	Subadviser	Parent Company	Fee Schedule
For funds with fiscal period ending May 31
Columbia Multi-Advisor Small Cap Value	Barrow, Hanley, Mewhinney & Strauss (BHMS)(a) (effective March 12, 2004)	A	1.00% on the first $10 million, reducing to 0.30% as assets increase

	Donald Smith & Co., Inc. (Donald Smith)(a) (effective March 12, 2004)	N/A	0.60% on the first $175 million, reducing to 0.55% as assets increase

	Metropolitan West Capital Management, LLC (MetWest Capital) (effective April 24, 2006)	B	0.50% on all assets

	Turner Investment Partners, Inc. (Turner) (effective Feb. 19, 2010)	N/A	0.50% on the first $50 million, reducing to 0.35% as assets increase.(a)

RiverSource Partners Fundamental Value	Davis Selected Advisers, LP (Davis)(a), (b) (effective June 18, 2001)	N/A	0.45% on the first $100 million, reducing to 0.25% as assets increase
For funds with fiscal period ending October 31
Columbia Asia Pacific ex-Japan	Threadneedle International Limited(b) (Threadneedle) (effective July 15, 2009)	D	0.50% on the first $250 million, reducing to 0.40% as assets increase, and subject to a performance incentive adjustment(c)

Columbia Emerging Markets Opportunity	Threadneedle(b) (effective July 9, 2004)	D	0.45% of the first $150 million, reducing to 0.30% as assets increase, and subject to a performance incentive adjustment(c)

Columbia European Equity	Threadneedle(b) (effective July 9, 2004)	D	0.35% of the first $150 million, reducing to 0.20% as assets increase, and subject to a performance incentive adjustment(c)

Columbia Global Equity	Threadneedle(b) (effective July 9, 2004)	D	0.35% of the first $150 million, reducing to 0.20% as assets increase, and subject to a performance incentive adjustment(b)

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Fund	Subadviser	Parent Company	Fee Schedule
Columbia Global Extended Alpha	Threadneedle(b) (effective Aug. 1, 2008)	D	0.70% of the first $250 million, reducing to 0.60% as assets increase, and subject to a performance incentive adjustment(c)

Columbia Multi-Advisor International Value	AllianceBernstein L.P. (AllianceBernstein) (effective Sept. 17, 2001)	N/A	0.65% on the first $75 million, reducing to 0.30% as assets increase

	Mondrian Investment Partners Limited (Mondrian) (effective August 18, 2008)	N/A	0.70% on all assets

	Tradewinds Global Investors, LLC (Tradewinds) (effective August 18, 2008)	N/A	0.50% on the first $250 million, reducing to 0.40 as assets increase

RiverSource Partners International Select Growth	Columbia Wanger Asset Management L.P. (Columbia WAM)(a),(d) (effective Sept. 5, 2001)	C	0.70% on the first $150 million, reducing to 0.50% as assets increase

RiverSource Partners International Small Cap	Columbia WAM(a),(d) (effective Aug. 10, 2009)	C	0.70% on the first $150 million, reducing to 0.50% as assets increase

Threadneedle Global Equity Income	Threadneedle(b) (effective Aug. 1, 2008)	D	0.45% of the first $250 million, reducing to 0.35% as assets increase, and subject to a performance incentive adjustment(c)

Threadneedle International Opportunity	Threadneedle(b) (effective July 9, 2004)	D	0.35% of the first $150 million, reducing to 0.20% as assets increase, and subject to a performance incentive adjustment(c)
For funds with fiscal period ended December 31
RiverSource LaSalle Global Real Estate	LaSalle Investment Management (Securities), L.P. (LaSalle Securities U.S.) (since inception)	E	0.30% on the first $37 million, 0.65% on the next $43 million, and 0.49% thereafter.

RiverSource LaSalle Monthly Dividend Real Estate	LaSalle Securities U.S. (since inception)	E	0.30% on the first $58 million, 0.65% on the next $42 million, and 0.45% thereafter.

(a)	The fee is calculated based on the combined net assets subject to the subadviser’s investment management.
(b)	Davis is a 1940 Act affiliate of the investment manager because it owns or has owned more than 5% of the publicly issued securities of the investment manager’s parent company, Ameriprise Financial. Threadneedle is an affiliate of the investment manager as an indirect, wholly-owned subsidiary of Ameriprise Financial.
(c)	The adjustment for Threadneedle is based on the performance of one Class A share of the fund and the change in the PIA Index described in Table 14. The performance of the fund and the Index will be calculated using the method described above for the performance incentive adjustment paid to the investment manager under the terms of the Investment Management Services Agreement. The amount of the adjustment to Threadneedle’s fee, whether positive or negative, shall be equal to the following amount of the performance incentive adjustment made to the investment management fee payable to the investment manager under the terms of the Investment Management Services Agreement: 50% for Threadneedle Emerging Markets, Threadneedle European Equity, Threadneedle Global Equity and Threadneedle International Opportunity; 100% for Threadneedle Global Equity Income and Threadneedle Global Extended Alpha. The performance incentive adjustment was effective Dec. 1, 2004.
(d)	On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC, including Columbia WAM, from Bank of America (the “Columbia Transaction”). As a result of the Columbia Transaction, Columbia WAM is an indirect, wholly-owned subsidiary of Ameriprise Financial.
A –	BHMS is an independent-operating subsidiary of Old Mutual Asset Management.
B –	Metropolitan West Capital Management, LLC (MetWest Capital) is a subsidiary of Wells Fargo & Company and operates within the Evergreen Investments unit of its asset management division.
C –	Columbia WAM is an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly-owned subsidiary of Bank of America Corporation.
D –	Threadneedle is an indirect wholly-owned subsidiary of Ameriprise Financial.
E –	LaSalle Investment Management (Securities), L.P. is an affiliate of Jones Lang LaSalle Incorporated.

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The following table shows the subadvisory fees paid by the investment manager to subadvisers in the last three fiscal periods. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 18. Subadvisory Fees

		Subadvisory Fees Paid
Fund	Subadviser	2010		2009		2008
For funds with fiscal period ending May 31
Columbia Multi-Advisor Small Cap Value	BHMS	$491,375		$437,027		$865,372
	Donald Smith	587,548		497,789		984,692
	MetWest Capital	491,635		466,432		955,503
	Turner	89,142	(a)	N/A		N/A
	Former subadviser: Franklin Portfolio Associates (from March 2004 to June 6, 2008)	N/A		22,583		964,510
	Former subadviser: Federated MDTA, LLC (from June 6, 2008 to Feb. 19, 2010)	325,109		443,715		N/A	(a)
RiverSource Partners Fundamental Value	Davis	1,688,264		2,020,698		3,220,929

		2009		2008		2007
For funds with fiscal period ending October 31
Columbia Asia Pacific ex-Japan	Threadneedle	42,462	(e)	N/A		N/A
Columbia Emerging Markets Opportunity	Threadneedle	1,469,749		2,801,637		2,728,720
Columbia European Equity	Threadneedle	260,772		443,279		406,594
Columbia Global Equity	Threadneedle	1,168,151		2,269,177		2,408,387
Columbia Global Extended Alpha	Threadneedle	43,117		11,750	(f)	N/A
Columbia Multi-Advisor International Value	AllianceBernstein	2,170,338		6,268,208		7,962,307
	Mondrian	714,196		77,048	(b)	N/A
	Tradewinds	1,116,798		129,124	(b)	N/A
RiverSource Partners International Select Growth	Columbia WAM	956,567		1,557,963		1,568,158
	Former subadviser: Principal Global Investors, LLC (from April 24, 2006 to May 6, 2010)	866,239		1,849,485		1,760,150
RiverSource Partners International Small Cap	Columbia WAM	41,203	(c)	N/A		N/A
	Former subadviser: Batterymarch Financial Management, Inc. (from April 24, 2006 to April 30, 2010)	188,913		386,194		439,593
	Former subadviser: AIG Global Investment Corp. (from April 24, 2006 to Aug. 7, 2009)	127,498	(d)	355,245		425,696
Threadneedle Global Equity Income	Threadneedle	104,654		9,057	(f)	N/A
Threadneedle International Opportunity	Threadneedle	1,254,178		1,907,215		1,895,712
For funds with fiscal period ended December 31
RiverSource LaSalle Global Real Estate	LaSalle Securities U.S.	$36,482		121,606		148,985
RiverSource LaSalle Monthly Dividend Real Estate	LaSalle Securities U.S.	71,093		230,019		413,983

(a)	The subadviser did not begin managing the fund until after the fund’s fiscal year end.
(b)	For the fiscal period from Aug. 18, 2008 to Oct. 31, 2008.
(c)	For the fiscal period from Aug. 10, 2009 to Oct. 31, 2009.

115

(d)	For the fiscal period from Nov. 1, 2008 to Aug. 7, 2009.
(e)	For the fiscal period from July 15, 2009 to Oct. 31, 2009.
(f)	For the fiscal period from Aug. 1, 2008 to Oct. 31, 2008.

Portfolio Managers. For funds other than money market funds, the following table provides information about the fund’s portfolio managers as of the end of the most recent fiscal period, unless otherwise noted. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table  1.

Table 19. Portfolio Managers

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)
For funds with fiscal period ending January 31
Columbia Income Builder Fund	Colin Lundgren	16 RICs 16 other accounts	$1.34 billion $271.73 million	None	None	(6)	(18)
	Gene R. Tannuzzo(j)	1 RIC 2 other accounts	$341.48 million $0.08 million	None	None

Columbia Income Builder Fund II	Colin Lundgren	16 RICs 16 other accounts	$1.18 billion $271.73 million	None	$100,001 – $500,000	(6)	(18)
	Gene R. Tannuzzo(j)	1 RIC 2 other accounts	$341.48 million $0.08 million	None	None

Columbia Income Builder Fund III	Colin Lundgren	16 RICs 16 other accounts	$1.38 billion $271.73 million	None	None	(6)	(18)
	Gene R. Tannuzzo(j)	1 RIC 2 other accounts	$341.48 million $0.08 million	None	None

Columbia Portfolio Builder Aggressive	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs 22 other accounts	$2.4 billion $296.0 million
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None
Columbia Portfolio Builder Conservative	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

116

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)
Columbia Portfolio Builder Moderate	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

Columbia Portfolio Builder Moderate Aggressive	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

Columbia Portfolio Builder Moderate Conservative	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.56 billion $1.36 million	None	$10,001 – $50,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.56 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

Columbia Portfolio Builder Total Equity	Kent M. Bergene(b)	5 RICs 7 other accounts	$3.30 billion $1.36 million	None	$ 50,001 – $100,000	(1)	(19)
	David M. Joy	5 RICs 6 other accounts	$3.30 billion $1.01 million	None	None
	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None	(3)	(32)
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs 26 PIVs 21 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None

117

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)
RiverSource S&P 500 Index	Alfred F. Alley III(k)	4 RICs	$6.5 billion	None	None	(3)	(32)
		3 PIVs 19 other accounts	$175.0 million $4.0 billion
RiverSource Small Company Index	Alfred F. Alley III(k)	4 RICs	$6.5 billion	None	None	(3)	(32)
		3 PIVs 19 other accounts	$175.0 million $4.0 billion
For funds with fiscal period ending March 31
Columbia Equity Value	Steve Schroll	12 RICs	$14.61 billion	8 RICs ($14.05 B)	$50,001 –	(2)	(20)
		2 PIVs	$69.61 million		$100,000
		18 other accounts(d)	$538.36 million
	Laton Spahr	12 RICs 2 PIVs	$14.61 billion $69.61 million	8 RICs ($14.05 B)	$100,001 – $500,000
		17 other accounts(d)	$538.66 million
	Paul Stocking	12 RICs 2 PIVs	$14.61 billion $69.61 million	8 RICs ($14.05 B)	$50,001 – $100,000
		21 other accounts(d)	$543.80 million

RiverSource Precious Metals and Mining	Michael E. Hoover(k)	1 RIC	$689.7 million	None	None	(3)	(32)
		3 PIVs 3 other accounts	$689.7 million $0.74 million
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	Steve Schroll	12 RICs	$14.76 billion	8 RICs ($14.2 B)	$10,001 –	(2)	(20)
		2 PIVs	$70.44 million		$50,000
		18 other accounts(d)	$539.06 million
	Laton Spahr	12 RICs 2 PIVs 17 other accounts(d)	$14.76 billion $70.44 million $539.57 million	8 RICs ($14.2 B)	$500,001 – $1,000,000
	Paul Stocking	12 RICs	$14.76 billion	8 RICs ($14.2 B)	$100,001 –
		2 PIVs	$70.44 million		$500,000
		21 other accounts(d)	$544.59 million

Columbia Recovery and Infrastructure	Warren Spitz	None	None	None	Over $1,000,000	(2)	(20)

Columbia Retirement Plus 2010	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million

118

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Retirement Plus 2015	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs	$4.13 billion	None	$1-$10,000
		7 other accounts	$1.13 million
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2020	Kent M. Bergene(b),(l)	8 other accounts	$1.50 million	None	None	(1)	(19)
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2025	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2030	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs	$4.13 billion	None	None
		7 other accounts	$1.13 million
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million

119

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Retirement Plus 2035	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2040	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
Columbia Retirement Plus 2045	Kent M. Bergene(b),(l)	6 RICs	$4.13 billion	None	None	(1)	(19)
		8 other accounts	$1.50 million
	David M. Joy(l)	6 RICs 7 other accounts	$4.13 billion $1.13 million	None	None
	Anwiti Bahuguna(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		21 other accounts	$243 million
	Colin Moore(l)	19 RICs	$3.56 billion	None	None
		26 PIVs	$2.5 billion
		20 other accounts	$246 million
	Kent Peterson(l)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs	$2.5 billion
		20 other accounts	$243 million
	Marie M. Schofield(l)	17 RICs	$2.1 billion	None	None
		26 PIVs	$2.5 billion
		17 other accounts	$243 million
For funds with fiscal period ending May 31
Columbia High Yield Bond	Jennifer Ponce de Leon	6 RICs	$4.04 billion	2 RICs ($527.4 M)	None	(2)	(23)
		1 PIV 27 other accounts	$9.33 million $4.58 billion
	Brian Lavin	12 RICs 1 PIV 4 other account	$8.92 billion $9.33 million $683.4 million	None	None

120

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Multi-Advisor Small Cap Value	Donald Smith: Donald G. Smith	2 RICs	$832.0 million	1 RIC ($790 M);
	Richard L. Greenberg	1 PIV	$67.0 million	1 other account ($68 M)	None	(10)	(26)
		33 other accounts	$2.0 billion
BHMS:
	James S. McClure	4 RICs	$824.6 million
	John P. Harloe	1 PIV	$5.4 million	None	None	(12)	(27)
		15 other accounts	$572.3 million
MetWest:
	Samir Sikka	5 RICs	$472.7 million	1 other account	None	(13)	(28)
		3 PIVs 12 other accounts	$84.3 million $193.8 million	($53.9 M)
Turner:
	David Kovacs	4 RICs	$315.0 million	1 PIV ($2 M)	None	(5)	(21)
		7 PIVs 6 other accounts	$46.0 million $23930 million
Columbia U.S. Government Mortgage	Jason J. Callan	4 RICs	$1.84 billion	None	None	(2)	(23)
		3 other accounts	$0.34 million
	Tom Heuer	4 RICs 2 other accounts	$1.84 billion $0.40 million	None	None
RiverSource Partners Fundamental Value	Davis:
	Christopher C. Davis	26 RICs 12 PIVs 117 other accounts(e)	$54.0 billion $1.0 billion $8.0 billion	None	None(f)	(9)	(25)
	Kenneth C. Feinberg	24 RICs 11 PIVs 107 other accounts(e)	$54.0 billion $1.0 billion $7.0 billion
RiverSource Short Duration U.S. Government	Leonard A. Aplet(m)	11 RICs	$2.90 billion	None	None	(3)	(32)
		8 PIVs 85 other accounts	$3.56 billion $10.93 billion
	Gregory S. Liechty(m)	1 RICs 13 other accounts	$2.48 billion $71.3 million	None	None
	Ronald B. Stahl(m)	11 RICs 6 PIVs 53 other accounts	$2.90 billion $785.66 million $3.88 billion	None	None
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	Steve Schroll	12 RICs	$12.06 billion	8 RICs ($11.57 M)	$100,001- $500,000
		2 PIVs 21 other accounts(d)	$58.92 million $467.85 million
	Laton Spahr	12 RICs	$12.06 billion	8 RICs ($11.57 M)	$100,001- $500,000
		2 PIVs 17 other accounts(d)	$58.92 million $468.59 million
	Paul Stocking	12 RICs	$12.06 billion	8 RICs ($11.57 M)	$10,001- $50,000	(2)	(20)
		2 PIVs	$58.92 million
		18 other accounts(d)	$473.07 million
RiverSource Real Estate	Arthur J. Hurley	1 RIC	$332.0 million	None	None	(3)	(32)
		7 other accounts	$0.40 million

121

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
For funds with fiscal period ending July 31
Columbia Floating Rate	Lynn Hopton	11 PIVs	$4.85 billion	None	None	(2)	(29)
		11 other accounts	$440.11 million
	Yvonne Stevens	11 PIVs 11 other accounts	$4.85 billion $436.48 million	None	None
	Steve Staver	5 other accounts	$0.81 million	None	None
Columbia Income Opportunities	Brian Lavin	12 RICs	$8.19 billion	None	None	(2)	(23)
		1 PIV 3 other account	$10.40 million $684.85 million
Columbia Inflation Protected Securities	Nicholas Pifer(m)	6 RICs	$4.67 billion	None	None	(2)	(23)
		3 PIVs 19 other accounts	$21.58 million $4.99 billion
	VishaI Khanduja	1 RIC 3 other accounts	$2.24 billion $0.09 million	None	None
Columbia Large Core Quantitative	Brian M. Condon	12 RICs	$4.92 billion	1 PIV ($23 M)	None	(3)	(32)
		8 PIVs 43 other accounts	$707 million $2.63 billion
Columbia Limited Duration Credit	Tom Murphy	6 RICs	$12.38 billion	2 RICs ($1.53 B);	Over	(2)	(23)
		2 PIVs	$715.72 million	1 other account	1,000,000
		17 other accounts	$12.88 billion	($30.68 M)
	Timothy J. Doubek	1 RIC 5 other account	$2.05 billion $31.88 million	1 other account ($30.68 M)	$10,001 – $50,000
RiverSource Disciplined Small and Mid Cap Equity	Brian M. Condon	12 RICs	$8.52 billion	1 PIV ($23 M)	None	(3)	(32)
		8 PIVs 43 other accounts	$707 million $2.63 billion
	Alfred F. Alley III	6 RICs 6 PIVs 17 other accounts	$6.81 billion $846.76 million $1.28 billion	None	None
RiverSource Disciplined Small and Mid Cap Value	Brian M. Condon	12 RICs	$8.61 billion	1 PIV ($23 M)	None	(3)	(32)
		8 PIVs 43 other accounts	$707 million $2.63 billion
	Alfred F. Alley III	6 RICs 6 PIVs 17 other accounts	$6.90 billion $846.76 million $1.28 billion	None	None
For funds with fiscal period ending August 31
Columbia Diversified Bond	Tom Murphy	5 RICs	$7.96 billion	2 RICs ($1.46 B);	$10,001 –	(2)	(23)
		2 PIVs	$709.69 million	1 other account	$50,000
		18 other accounts	$13.30 billion	($29.94 M)
	Jennifer Ponce de Leon	6 RICs 27 other accounts	$5.60 billion $4.68 billion	2 RICs ($1.46 B); 1 other account ($29.94 M)	None
	Colin Lundgren	22 RICs 9 other accounts	$38.96 billion $272.65 million	2 RICs ($1.46 B)	$100,001 – $500,000
Columbia Minnesota Tax-Exempt	Catherine Stienstra	10 RICs	$4.15 billion	None	None	(2)	(23)
		12 other accounts	$6.80 billion
	Mary Grindland(n)	1 RIC 6 other accounts	$67.34 billion $0.42 million	None	$10,001 – $50,000
RiverSource California Tax-Exempt	Catherine Stienstra	10 RICs	$4.35 billion	None	None	(2)	(23)
		12 other accounts	$6.80 billion
RiverSource New York Tax-Exempt	Catherine Stienstra	10 RICs	$4.45 billion	None	None	(2)	(23)
		12 other accounts	$6.80 billion
For fund with fiscal period ending September 30
Columbia Diversified Equity Income	Laton Spahr	12 RICs 2 PIVs	$9.59 billion $48.35 million	8 RICs ($9.09 B)	$100,001 – $500,000
		16 other accounts(d)	$2.96 billion
	Steve Schroll	12 RICs	$9.59 billion		$50,001 –	(2)	(20)
		2 PIVs	$48.35 million		$100,000
		18 other accounts(d)	$2.42 billion
	Paul Stocking	12 RICs 2 PIVs	$9.59 billion $48.35 million		$100,001 – $500,000
		21 other accounts(d)	$6.91 billion
Columbia Large Growth Quantitative	Brian M. Condon(k)	3 RICs	$594.0 million	1 PIV ($22 M)	None	(3)	(32)
		8 PIVs 40 other accounts	$864.0 million $2.72 billion
Columbia Large Value Quantitative	Brian M. Condon(k)	3 RICs	$594.0 million	1 PIV ($22 M)	None	(3)	(32)
		8 PIVs 40 other accounts	$864.0 million $2.72 billion

122

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Mid Cap Value Opportunity	Laton Spahr	12 RICs 2 PIVs	$12.07 billion $48.35 million		$100,001 – $500,000
		16 other accounts(d)	$2.96 billion
	Steve Schroll	12 RICs	$12.07 billion	8 RICs ($11.58 B)	$50,001 –	(2)	(20)
		2 PIVs	$48.35 million		$100,000
		18 other accounts(d)	$2.42 billion
	Paul Stocking	12 RICs 2 PIVs	$12.07 billion $48.35 million		$100,001 – $500,000
		21 other accounts(d)	$6.91 billion
Columbia Strategic Allocation	Anwiti Bahuguna(k)	17 RICs 26 PIVs 22 other accounts	$2.1 billion $2.4 billion $296.0 million	None	None
	Colin Moore(k)	19 RICs 26 PIVs 21 other accounts	$3.62 billion $2.4 billion $299.0 million	None	None
	Kent Peterson(k)	17 RICs	$2.1 billion	None	None	(3)	(32)
		26 PIVs 21 other accounts	$2.4 billion $296.0 million
	Marie M. Schofield(k)	17 RICs 26 PIVs 16 other accounts	$2.1 million $2.4 million $296.0 million	None	None
	David M. Joy(j)	6 RICs	$4.07 billion	None	None	(2)	(19)
		6 other accounts	$1.12 million
RiverSource Balanced	Steve Schroll	12 RICs	$13.73 billion	8 RICs ($13.23 B)	None	(2)	(20)
		2 PIVs 18 other accounts(d)	$48.35 million $2.42 billion
	Laton Spahr	12 RICs 2 PIVs 16 other accounts(d)	$13.73 billion $48.35 million $2.42 billion	8 RICs ($13.23 B)	$1– $10,000
	Paul Stocking	12 RICs 2 PIVs 21 other accounts(d)	$13.73 billion $48.35 million $2.42 billion	8 RICs ($13.23 B)	None
	Tom Murphy	6 RICs	$10.40 billion	2 RICs ($729.4 M)	None	(2)	(23)
		2 PIVs 18 other accounts	$835.61 million $15.33 billion
	Jennifer Ponce de Leon(l)	4 RICs 1 PIV 28 other accounts	$5.49 billion $9.56 million $4.89 billion	None	None
	Colin Lundgren(j)	17 RICs	$1.59 billion	None	None
		15 other accounts	$203.49 million
RiverSource Strategic Income Allocation	Colin Lundgren	16 RICs 14 other accounts	$1.24 billion $1.22 billion	None	None
	Gene R. Tannuzzo	2 other accounts	$0.04 million	None	$1- $10,000	(2)	(23)
	Brian Lavin(l)	2 RICs	$2.92 billion	None	None
		1 PIV	$9.56 million
		4 other account	$766.77 million
Seligman California Municipal High-Yield	Catherine Stienstra	10 RICs 11 other accounts	$4.64 billion $6.76 billion	None	None	(2)	(23)
Seligman California Municipal Quality	Catherine Stienstra	10 RICs	$4.64 billion	None	None	(2)	(23)
		11 other accounts	$6.76 billion
Seligman Minnesota Municipal	Catherine Stienstra	10 RICs	$4.61 billion	None	None	(2)	(23)
		11 other accounts	$6.76 billion
Seligman National Municipal	Kimberly Campbell(m)	7 RICs	$3.40 billion	None	None	(3)	(32)
		18 other accounts	$0.93 billion
Seligman New York Municipal	Catherine Stienstra	10 RICs	$4.59 billion	None	None	(2)	(23)
		11 other accounts	$6.76 billion
Seligman TargETFund 2015	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$107.69 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
Seligman TargETFund 2025	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$99.96 million	None	$100,001 –	(2)	(26)
		3 other accounts	$0.40 million		$500,000

123

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Seligman TargETFund 2035	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$124.47 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
Seligman TargETFund 2045	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$129.70 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
Seligman TargETFund Core	John Schonberg	6 RICs	$1.23 billion	2 RICs ($1.12 B)	None	(2)	(37)
		2 PIVs 5 other accounts	$20.41 million $1.13 million
	Gary Terpening	4 RICs	$75.53 million	None	None	(2)	(26)
		3 other accounts	$0.40 million
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	Nicholas Pifer	5 RICs	$4.79 billion	None	$50,001 –	(2)	(23)
		3 PIVs	$33.59 million		$100,000
		17 other accounts(d)	$6.27 billion
Columbia Asia Pacific ex-Japan	Threadneedle:
	Vanessa Donegan	2 PIVs	$2.17 billion	1 other ($156.61 M)	None(g)	(14)	(36)
		7 other accounts	$4.16 billion
	Rafael Polatinsky	1 PIV 4 other accounts	$201.29 million $20.0 billion	None
Columbia Emerging Markets Bond	Nicholas Pifer	5 RICs	$4.77 billion	None	$10,001 –	(2)	(23)
		3 PIVs	$33.59 million		$50,000
		17 other accounts(d)	$6.27 billion
	Jim Carlene	4 PIVs 7 other accounts	$174.53 million $966.74 million		$10,001 – $50,000
Columbia Emerging Markets Opportunity	Threadneedle:
	Vanessa Donegan(m)	2 PIVs	$1.96 billion	1 other ($156.61 M)	None(g)	(14)	(36)
		6 other accounts	$2.76 billion
	Rafael Polatinsky(m)	1 PIV 3 other accounts	$224.26 million $554.09 million	None
Columbia European Equity	Threadneedle:
	Dan Ison	4 PIVs	$211.49 million	1 PIV ($86.38 M)	None(g)	(14)	(36)
Columbia Frontier	John K. Schonberg(j)	8 RICs	$1.98 billion	2 RICs ($1.55 B)	None	(2)	(37)
		2 PIVs 6 other accounts	$27.61 million $1.26 million
	Sam Murphy(j)	2 RICs 3 other accounts	$1.55 billion $0.15 million	2 RICs ($1.55 B)	None
	Mike Marzolf(j)	2 RICs 3 other accounts	$1.55 billion $0.081 million	2 RICs ($1.55 B)	None
Columbia Global Bond	Nicholas Pifer	5 RICs	$4.51 billion	None	$50,001 –	(2)	(23)
		3 PIVs	$33.59 million		$100,000
		17 other accounts(d)	$6.27 billion
Columbia Global Equity	Threadneedle:
	Stephen Thornber	2 RICs	$28.09 million	None	None(g)	(14)	(36)
		3 PIVs 3 other accounts	$779.53 million $411.64 million
	Andrew Holliman	2 RICs 6 PIVs	$7.50 million $1.63 billion	1 RIC, 1 PIV ($16.2 M)
Columbia Global Extended Alpha	Threadneedle:
	Andrew Holliman	1 RICs 6 PIVs	$481.64 million $1.63 billion	1 RIC, 1 PIV ($16.2 M)
	Jeremy Podger	1 RICs	$28.09 million	3 PIVs, 1 other	None(g)	(14)	(36)
		7 PIV 4 other accounts	$692.70 million $120.63 million	($96.2 M)

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		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Columbia Multi-Advisor International Value	AllianceBernstein:
	Kevin F. Simms	112 RICs	$38.41 billion	3 RICs ($6.56 B);
	Henry S. D’Auria	195 PIVs	$19.99 billion	3 PIVs ($839 M);
	Sharon E. Fay	33,923 other accounts	$96.14 billion	86 other ($8.82 B)
	Marilyn G. Fedak	43 RICs	$11.20 billion	1 RIC ($3.64 B);	None	(16)	(33)
		52 PIVs 33,271 other accounts	$1.43 billion $23.54 billion	8 other ($584 M)
	Giulio Martini	53 RICs 94 PIVs 548 other accounts	$23.88 billion $17.06 billion $58.71 billion	2 RICs ($2.92 B); 2 PIVs ($792 M); 62 other ($6.79 B)
Mondrian:
	Ormala Krishnan	1 RIC	$363.0 million	None	None	(8)	(34)
		1 PIV 11 other accounts	$406.0 million $1.08 billion
Tradewinds:
	Peter Boardman	4 RICs	$1.80 billion	None	None	(11)	(35)
		9 PIVs 41,851 other accounts	$906.79 million $11.98 billion
	Alberto Jimenez Crespo	4 RICs 9 PIVs 41,848 other accounts	$1.81 billion $906.79 million $11.85 billion
Columbia Seligman Global Technology	Richard M. Parower	3 RICs 5 PIVs	$3.40 billion $904.02 million		$100,001 – $500,000
		6 other accounts	$247.29 million
	Paul H. Wick	3 RICs 5 PIVs 5 other accounts	$3.40 billion $904.02 million $246.94 million		None
	Reema D. Shah	3 RICs	$3.40 billion	None	None	(2)	(30)
		5 PIVs 8 other accounts	$904.02 million $253.02 million
	Ajay Diwan	3 RICs 5 PIVs 7 other accounts	$3.40 billion $904.02 million $249.66 million		None
	Benjamin Lu	1 RIC 2 PIVs	$6.11 million $41.12 million		$0 – $10,000
		1 other account	$0.01 million
RiverSource Disciplined International Equity	Fred Copper(k)	10 RICs	$1.8 billion	None	None	(3)	(32)
		4 PIVs 24 other accounts	$634.7 million $92.4 million
RiverSource Partners International Select Growth	Columbia WAM:
	P. Zachary Egan	2 RICs	$4.10 billion	None	None	(15)	(31)

	Louis J. Mendes	3 RICs	$5.50 billion
RiverSource Partners International Small Cap	Columbia WAM:
	P. Zachary Egan	2 RICs	$4.30 billion	None	None	(15)	(31)
	Louis Mendes III	3 RICs	$5.60 billion
Threadneedle Global Equity Income	Threadneedle:
	Stephen Thornber	2 RICs	$481.64 million	1 RIC ($481.64 M)	None(g)	(14)	(36)
		3 PIVs 3 other accounts	$779.53 million $411.64 million
	Jeremy Podger	2 RICs 7 PIV 4 other accounts	$28.09 million $144.71 million $120.63 million	3 PIVs, 1 other ($96.2 M)
Threadneedle International Opportunity	Threadneedle:
	Alex Lyle	1 RIC	$552.78 million	1 RIC ($552.78 M);	None(g)	(14)	(36)
		16 PIVs 30 other accounts	$1.20 million $2.17 billion	1 other ($221.18 M)
	Esther Perkins	1 RIC 3 other accounts	$552.78 million $264.31 million	1 RIC ($552.78 M)

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		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	Catherine Stienstra	10 RICs	$3.82 billion	None	None	(2)	(23)
		11 other accounts	$6.50 billion
Columbia Mid Cap Growth Opportunity	John K. Schonberg	7 RICs 2 PIVs 6 other accounts	$745.93 million $15.93 million $1.12 million
	Sam Murphy	1 RIC	$364.11 million	1 RIC ($364.11 M)	None	(2)	(37)
		3 other accounts	$0.12 million
	Mike Marzolf	1 RIC 2 other accounts	$364.11 million $0.05 million
RiverSource Intermediate Tax-Exempt	Brian M. McGreery(m)	7 RICs	$4.20 billion	None	None	(3)	(32)
		7 other accounts	$640.57 million
RiverSource Tax-Exempt High Income	Kimberly Campbell(m)	7 RICs	$3.40 billion	None	None	(3)	(32)
		18 other accounts	$0.93 million
For funds with fiscal period ending December 31
Columbia Select Large-Cap Value	Neil Eigen	6 RICs	$642.93 million	4 RICs ($544.83 M)	None
		2 PIVs	$149.17 million
		65 other accounts(d)	$2.92 billion			(2)	(22)
	Richard Rosen	6 RICs	$642.93 million	4 RICs ($544.83 M)	None
		2 PIVs	$149.17 million
		70 other accounts(d)	$2.88 billion
Columbia Select Smaller-Cap Value	Neil Eigen	6 RICs	$611.66 million	4 RICs ($513.56 M)	None
		2 PIVs	$149.17 million
		65 other accounts(d)	$2.92 billion			(2)	(22)
	Richard Rosen	6 RICs	$611.66 million	4 RICs ($513.56 M)	$1-$10,000
		2 PIVs	$149.17 million
		70 other accounts(d)	$2.88 billion
Columbia Seligman Communications and Information	Paul Wick	4 RICs	$851.40 million	None	Over
		5 PIVs	$1.82 billion		$1,000,000,000
		6 other accounts	$266.43 million			(2)	(30)
	Ajay Diwan	4 RICs	$851.40 million	None	None
		5 PIVs	$1.82 billion
		7 other accounts	$262.94 million
	Richard Parower	3 RICs	$566.53 million	None	None
		5 PIVs	$1.82 billion
		8 other accounts	$265.53 million
	Reema Shah	3 RICs	$566.53 million	None	None
		5 PIVs	$1.82 billion
		8 other accounts	$270.30 million
	Sangeeth Peruri	1 RIC	$56.04 million	None	None
		3 PIVs	$874.60 million
		9 other accounts	$16.67 million
RiverSource LaSalle Global Real Estate	LaSalle Securities:
	Stan J. Kraska	2 RICs	$113.0 million	4 other accounts	$10,001- $50,000	(17)	(39)
		14 PIVs	$4.15 billion	($539 M)
		29 other accounts	$2.83 billion
	George J. Noon	2 RICs	$113.0 million		None
	Keith R. Pauley	14 PIVs	$4.15 billion		None
		28 other accounts	$2.83 billion
	Ernst Jan de Leeuw	1 RIC	$87.0 million	2 other accounts	None
		16 PIVs	$4.20 billion	($426 M)
		17 other accounts	$1.31 billion
RiverSource LaSalle Monthly Dividend Real Estate	LaSalle Securities:
	Stan J. Kraska	2 RICs	$101.0 million	4 other accounts	$10,001- $50,000	(17)	(39)
		14 PIVs	$4.15 billion	($539 M)
		29 other accounts	$2.83 billion
	George J. Noon	2 RICs	$101.0 million		None
	Keith R. Pauley	14 PIVs	$4.15 billion
		28 other accounts	$2.83 billion		None

126

		Other Accounts Managed (excluding the fund)			Ownership of Fund Shares	Potential Conflicts of Interest
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts(a)			Structure of Compensation
Seligman Capital	Wayne Collette(k)	10 RICs	$2.55 billion	None	None
		1 PIV	$125.4 million
		114 other accounts	$216.4 million
	George Myers(k)	7 RICs	$2.13 billion	None	None
		1 PIV	$125.4 million
		103 other accounts	$138.8 million
	Lawrence W. Lin(k)	7 RICs	$2.13 billion	None	None	(3)	(32)
		1 PIV	$125.4 million
		108 other accounts	$138.8 million
	Brian D. Neigut(k)	7 RICs	$2.13 billion	None	None
		1 PIV	$125.4 million
		105 other accounts	$138.6 million
Seligman Growth	John Wilson(k)	5 RICs	$1.65 billion	None	None
		1 PIV	$310.0 million
		19 other accounts	$350.0 million
	Peter Deininger(k)	1 PIV	$315.0 million	None	None	(3)	(32)
		15 other accounts	$275.0 million

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
(a)	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(b)	Mr. Bergene has overall accountability for the group that monitors the subadvisers for the funds and for making recommendations to the Boards of Directors on changes to those subadvisers.
(c)	Mr. Truscott, who serves as Chairman of the Board for Columbia Management, oversees the portfolio managers who manage other accounts for Columbia Management, including the underlying funds in which the Funds-of-Funds invest, and other accounts managed by Columbia Management and its affiliates including institutional assets, proprietary assets and hedge funds.
(d)	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
(e)	Wrap accounts have been counted at the sponsor level.
(f)	Neither Christopher Davis nor Kenneth Feinberg own any shares of RiverSource Partners Fundamental Value Fund. However, both portfolio managers have over $1 million invested in the Davis Funds, which are managed in a similar style.
(g)	The fund is available for sale only in the U.S. The portfolio managers do not reside in the U.S. and therefore do not hold any shares of the fund.
(h)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is as of Oct. 31, 2008.
(i)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Jan. 31, 2009.
(j)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of Dec. 31, 2009.
(k)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of March 31, 2010.
(l)	The portfolio manager began managing the fund after its last fiscal year end; reporting information is provided as of April 30, 2010.
(m)	The portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of Aug. 31, 2010.
(n)	The portfolio manager began managing the fund effective Oct. 1, 2010; reporting is provided as of July 31, 2010.

Potential Conflicts of Interest

(1)	Columbia Management: Management of funds-of-funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.

•

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(2)

Columbia Management: Portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for different accounts and the aggregation and allocation of trades. In addition, the investment manager monitors a variety of areas (e.g., allocation of investment

127

opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

The investment manager has a fiduciary responsibility to all of the clients for which it manages accounts. The investment manager seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. The investment manager has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

For portfolio managers Marzolf and Murphy, their responsibilities also include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that the portfolio manager manages versus communicating his or her analyses to other portfolio managers concerning securities that he or she follows as an analyst.

(3)	Columbia Management: Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the fund and other accounts at the same time. The investment manager and the funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the investment manager’s Code of Ethics and certain limited exceptions, the investment manager’s investment professionals do not have the opportunity to invest in client accounts, other than the funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a fund as well as other accounts, the investment manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The investment manager and the funds have adopted compliance procedures that provide that any transactions between a fund and another account managed by the investment manager are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a fund, even though it could have been bought or sold for

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the fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the funds.

A fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the investment manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the investment manager and its affiliates.

(4)	Turner: As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the fund where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

(5)	MDTA: As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has structured the portfolio managers’ compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

(6)	Columbia Management: Management of the Income Builder Funds-of-Funds differs from that of the other funds. The portfolio management process is set forth generally below and in more detail in the funds’ prospectus.

The investment manager uses quantitative models combined with qualitative factors to determine the funds allocations to the underlying funds. Using these methodologies, a group of the investment manager’s investment professionals allocates each fund’s assets within and across different asset classes in an effort to achieve the fund’s objective of providing a high level of current income and growth of capital. The fund will typically be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the investment manager establishes allocations for the funds, seeking to achieve each fund’s objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.

Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:

•

In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Income Builder Funds-of-Funds, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.

•	The investment manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.

The investment manager monitors the performance of the underlying funds and may, from time to time, recommend to the Board of Directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, the investment manager may believe that certain funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio

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managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

(7)	American Century: Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

(8)	Mondrian: Mondrian does not foresee any material conflicts of interest that may arise in the management of the funds and any other accounts managed with similar investment guidelines. Mondrian acts solely as an investment manager and does not engage in any other business activities. The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities. Mondrian maintains and operates various policies and procedures which are designed to prevent or manage any of the conflicts identified below so that the interests of its clients are always put ahead of Mondrian’s own interests or those of its employees and directors:

Allocation of aggregated trades

Mondrian may from time to time aggregate trades for a number of its clients.

Mondrian’s policy requires that all allocations of aggregated trades must be fair between clients. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the broker/dealer. When a trade can be allocated in a cost efficient manner to our clients, it will be prorated across all participating accounts. Mondrian may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, Mondrian will consider consistency of strategy implementation among participating accounts.

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Allocation of investment opportunities

Mondrian is an investment manager of multiple client portfolios. As such, it has to ensure that investment opportunities are allocated fairly between clients. There is a potential risk that Mondrian may favor one client over another client in making allocations of investment opportunities.

Mondrian makes security selection decisions at committee level. Those securities identified as investment opportunities are added to a list of approved securities; portfolios will hold only such approved securities.

All portfolios governed by the same or a similar mandate will be structured similarly (that is, will hold the same or comparable stocks), and will exhibit similar characteristics. Sale and purchase opportunities identified at regular investment meetings will be applied to portfolios across the board, subject to the requirements of individual client mandates.

See also “Side-by-side management of hedge funds” below.

Allocation of IPO opportunities

Initial Public Offerings (“IPO’s”) present a potential conflict of interest when they are priced at a discount to the anticipated secondary market price and the issuer has restricted or scaled back its allocation due to market demand. In such instances, the IPO allocation could be divided among a small select group of clients with others not receiving the allocation they would otherwise be entitled to.

Mondrian clients with relevant mandates are given an equal opportunity, proportionate to the size of their portfolio, to participate in IPO trades. All IPO purchases are allocated on a strict pro-rata basis.

Dealing in investments as principal in connections with the provision of seed capital

A conflict of interest exists when a portfolio management firm manages its own money alongside client money.

Mondrian generally does not trade for its own account. However, Mondrian and its affiliates have provided the seed capital to certain investment vehicles that have been established by Mondrian group entities. Mondrian serves as the investment manager to these investment vehicles.

Mondrian operates dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which Mondrian has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and external arrangements

Certain Mondrian staff may hold positions in external organizations. There is a potential risk that Mondrian personnel may place their own interests (resulting from outside employment/directorships) ahead of the interests of Mondrian clients.

Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of the Chief Executive Officer. The Chief Compliance Officer must also be informed of all such appointments and changes.

The CEO and CCO will only permit appointments that would not present a conflict of interest with the individual’s responsibilities to Mondrian clients.

Dual agency

Dual Agency (also known as Cross Trading) concerns those transactions where Mondrian may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favor one client over another when establishing the execution price and/or commission rate.

Although it rarely does so, Mondrian may act as agent for both buying and selling parties with respect to transactions in investments. If Mondrian proposes to act in such capacity, the Portfolio Manager will first obtain approval from the Chief Compliance Officer. The CCO has an obligation to ensure that both parties are treated fairly in any such trade.

Employee personal account dealing

There are a number of potential conflicts when staff of an investment firm engage in buying and selling securities for their personal account.

Mondrian has arrangements in place to ensure that none of its directors, officers or employees (or persons connected to them by way of a business or domestic relationship) effects any transaction on their own account which conflicts with client interests.

Mondrian’s rules which govern personal account dealing and general ethical standards are set out in the Mondrian Investment Partners Code of Ethics.

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Gifts and entertainment (received)

In the normal course of business Mondrian employees may receive gifts and entertainment from third parties e.g. brokers and other service providers. This results in a potential conflict of interest when selecting third parties to provide services to Mondrian and its clients.

Mondrian has a policy which requires that gifts and entertainment received are reported to the Chief Compliance Officer (any items in excess of £100 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not been unduly influenced by them.

Gifts and entertainment (given)

In the normal course of business, Mondrian employees may provide gifts and entertainment to third parties. Excessively lavish gifts and entertainment would be inappropriate.

Mondrian has a policy which requires that any gifts and entertainment provided are reported to the Chief Compliance Officer (any items in excess of £200 require pre-approval).

All gifts and entertainment are reviewed to ensure that they are not inappropriate and that staff have not attempted to obtain undue influence from them.

Performance fees

Where an investment firm has clients with a performance fee arrangement there is a risk that those clients could be favored over clients without performance fees.

Mondrian charges fees as a proportion of assets under management. In a very limited number of situations, in addition to this fee basis, certain accounts also include a performance fee basis.

The potential conflict of interest arising from these fee arrangements is addressed by Mondrian’s procedures for the allocation of aggregated trades among clients. Investment opportunities are allocated totally independently of fee arrangements.

Side-by-side management of hedge funds (Mondrian Alpha Funds)

Where an investment manager has responsibility for managing long only portfolios alongside portfolios that can take short positions there is potential for a conflict of interest to arise between the two types of portfolio.

Mondrian acts as investment manager for two Fixed Income Alpha and one Equity Alpha fund. The Alpha Funds are permitted to take short positions and are also permitted to invest in some or all of the same securities that Mondrian manages for other clients.

Mondrian is satisfied that the investment styles of these different products significantly reduce the likelihood of a conflict of interest arising. However, Mondrian has a number of policies and procedures in place that are designed to ensure that any potential conflicts are correctly managed and monitored so that all clients are treated fairly.

Soft dollar arrangements

Where an investment manager has soft dollar arrangements in place with a broker/dealer there is a potential conflict of interest as trading volumes through that broker/dealer are usually important in ensuring that soft dollar targets are met.

As is typical in the investment management industry, Mondrian client funds are used to pay brokerage commissions for the execution of transactions in the client’s portfolio. As part of that execution service, brokers generally provide proprietary research to their clients as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; and providing information on economic factors and trends.

Proprietary research may be used by Mondrian in connection with its investment decision-making process with respect to one or more accounts managed by it, and it may or may not be used, or used exclusively, with respect to the account generating the brokerage.

With the exception of the receipt of proprietary research, Mondrian has no other soft dollar or commission sharing arrangements in place with brokers.

(9)	Davis: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one portfolio or other account. More specifically, portfolio managers who manage multiple portfolios and/or other accounts are presented with the following potential conflicts:

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The management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Davis Advisors seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

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•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one portfolio or other account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and other accounts. To deal with these situations, Davis Advisors has adopted procedures for allocating portfolio transactions across multiple accounts.

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With respect to securities transactions for the portfolios, Davis Advisors determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Davis Advisors may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Davis Advisors may place separate, non-simultaneous, transactions for a portfolio and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the other account.

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Finally, substantial investment of Davis Advisor or Davis Family assets in certain mutual funds may lead to conflicts of interest. To mitigate these potential conflicts of interest, Davis Advisors has adopted policies and procedures intended to ensure that all clients are treated fairly over time. Davis Advisors does not receive an incentive based fee on any account.

(10)	Donald Smith: Donald Smith & Co., Inc. is very sensitive to conflicts of interest that could possibly arise in its capacity of serving as an investment adviser. It remains committed to resolving any and all conflicts in the best interest of its clients.

Donald Smith & Co., Inc. is an independent investment advisor with no parent or subsidiary organizations. Additionally, it has no affiliated organizations, brokerage, nor any investment banking activities.

Clients include mutual funds, public and corporate pension plans, endowments and foundations, and other separate accounts. Donald Smith & Co., Inc. has put in place systems, policies and procedures, which have been designed to maintain fairness in portfolio management across all clients. Potential conflicts between funds or with other types of accounts are managed via allocation policies and procedures, internal review processes, and direct oversight by Donald G. Smith, President.

(11)	Tradewinds: Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented with several potential conflicts, which is not intended to be an exhaustive list:

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The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Tradewinds seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.

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If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Tradewinds has adopted procedures for fairly allocating portfolio transactions across multiple accounts.

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With respect to many of its clients’ accounts, Tradewinds determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Tradewinds may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Tradewinds may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.

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Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Tradewinds has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.

Tradewinds has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(12)

BHMS: Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and

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independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

(13)	MetWest: MetWest Capital’s portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of MetWest Capital require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts, The management of multiple funds and other accounts may require the portfolio manager to devote less than all of his or her time to a fund, particularly if the funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an IPO that may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a fund’s adviser or sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a fund holds long, potentially resulting in a decrease in the market value of the security held by the fund.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging MetWest Capital). The structure of a portfolio manager’s or an investment advisor’s compensation may create an incentive for the manager or advisor to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one fund than he or she does in another, the portfolio manager may have an incentive to favor the fund in which he or she holds a larger stake. In general, MetWest Capital has policies and procedures to address the various potential conflicts of interest described above. It has policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, it has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager’s personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

(14)	Threadneedle: Threadneedle Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including proprietary accounts, separate accounts for institutions, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage a separate account or other pooled investment vehicle whose fees may be materially greater than the management fees paid by the Fund and may include a performance-based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of trades. In addition, the portfolio manager’s responsibilities at Threadneedle Investments include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Threadneedle Investments has a fiduciary responsibility to all of the clients for which it manages accounts. Threadneedle Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and timely manner. Threadneedle Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

(15)	Columbia WAM: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor (Columbia Wanger Asset Management) and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

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Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates.

(16)	AllianceBernstein: As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading

AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through

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direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein’s Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires preclearance of all securities transactions and imposes a 90 day holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients

AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein’s policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client’s account, nor is it directly tied to the level or change in the level of assets under management.

Allocating Investment Opportunities

AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

AllianceBernstein’s procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

To address these conflicts of interest, AllianceBernstein’s policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

(17)	LaSalle: Since the Investment Team manages other accounts in addition to the Funds, conflicts of interest may arise in connection with the Investment Team’s management of a Fund’s investments on the one hand and the investments of such other accounts on the other hand. Conflicts may arise related to: (1) aggregation and allocation of securities transactions (including initial public offerings), (2) the timing of purchases and sales of the same security for different accounts and (3) different advice for different accounts, primarily driven by the account’s investment objectives. LaSalle Securities US and LaSalle Securities B.V. believe that conflicts are largely mitigated by their respective Code of Ethics, which prohibits ownership by the Investment Team Members (except through a mutual fund) of securities of the type the Funds invest in, and various policies and procedures it has adopted, including the master trading schedule it maintains to proportionately allocate purchases and sales to each account by tracking the target weight for each holding and establishing the required shares to reach those targets.

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Structure of Compensation

(18)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year, five-year and ten-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool would also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(19)	Columbia Management: The compensation of employees of the investment manager consists of (i) a base salary, (ii) an annual cash bonus, and (iii) equity incentive awards in the form of stock options and/or restricted stock. The annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives which, for portfolio manager Joy, may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for portfolio manager Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for the funds. In addition, subject to certain vesting requirements, the compensation of portfolio manager Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covers the three-year period that started in January 2007 and ended in December 2009. Portfolio managers are provided with a benefit package including life insurance, health insurance and participation in the company’s 401(k) plan comparable to that received by other employees of the investment manager. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of investment manager at the same job level.

(20)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. One member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(21)

Turner: Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary

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surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity awards. Turner believes this compensation provides incentive to attract and retain highly qualified people.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer, Robert E. Turner, CFA, is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation.

(22)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of The investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(23)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the investment manager has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other employees of the investment manager. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all employees of the investment manager at the same job level.

(24)	American Century: The compensation of American Century’s portfolio managers is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. For the fiscal year ended May 31, 2009, it included the components described below, each of which is determined with reference to a number of factors, such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-

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year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group that is both more stable over the long-term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five year performance periods.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the Partners Small Cap Equity and Partners Aggressive Growth Funds. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of Partners Small Cap Equity Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of Partners Aggressive Growth Fund is not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth, U.S. value, international, quantitative or fixed income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of some portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

(25)	Davis: Kenneth Feinberg’s compensation as a Davis Advisors employee consists of (i) a base salary, (ii) an annual bonus equal to a percentage of growth in Davis Advisors’ profits, (iii) awards of equity (“Units”) in Davis Advisors including Units, options on Units, and/or phantom Units, and (iv) an incentive plan whereby Davis Advisors purchases shares in selected funds managed by Davis Advisors. At the end of specified periods, generally five years following the date of purchase, some, all, or none of the fund shares will be registered in the employee’s name based on fund performance after expenses on a pre-tax basis versus the S&P 500 Index and versus peer groups as defined by Morningstar or Lipper. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

Christopher Davis’s annual compensation as an employee of Davis Advisors consists of a base salary. Davis Advisors’ portfolio managers are provided benefits packages including life insurance, health insurance, and participation in company 401(k) plan comparable to that received by other company employees.

(26)	Donald Smith: All employees at Donald Smith & Co., Inc. are compensated on incentive plans. The compensation for portfolio managers, analysts and traders at Donald Smith consists of a base salary, a partnership interest in the firm’s profits, and possibly an additional, discretionary bonus. This discretionary bonus can exceed 100% of the base salary if performance for clients exceeds established benchmarks. The current benchmark utilized is the Russell 2000 Value Index. Additional distribution of firm ownership is a strong motivation for continued employment at Donald Smith & Co., Inc. Administrative personnel are also given a bonus as a function of their contribution and the profitability of the firm.

(27)

BHMS: In addition to base salary, all portfolio managers and analysts at BHMS share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. Compensation is not tied to a published or private benchmark. It is

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important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

(28)	MetWest: MetWest Capital’s compensation system is designed not only to attract and retain experienced, highly qualified investment personnel, but also to closely align employees’ interests with clients’ interests. Compensation for investment professionals consists of a base salary, bonus, and generous benefits. Benefits include a comprehensive insurance benefits program (medical, vision and dental), 401(k) plan with an employer-matched contribution. A material portion of each such professional’s annual compensation is in the form of a bonus tied to results relative to clients’ benchmarks and overall client satisfaction. Bonuses may range from 20% to over 100% of salary.

MetWest Capital’s compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. The primary benchmark for the Small Cap Intrinsic Value strategy is the Russell 2000 Value Index. To reinforce long-term focus, performance is measured over MetWest Capital’s investment horizon (typically two to four years). Analysts are encouraged to maintain a long-term focus and are not compensated for the number of their recommendations that are purchased in the portfolio. Rather, their bonuses are tied to overall strategy performance.

Mr. Lisenbee is an owner of MetWest Capital. As such, his compensation consists of a fixed salary and participation in the firm’s profits.

(29)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is based upon a percentage of profits generated by the institutional portfolios they manage. Lynn Hopton and Yvonne Stevens may also be paid from a bonus pool based upon the performance of the mutual fund(s) they manage. Funding for this bonus pool is determined by a percentage of the aggregate assets under management in the mutual fund(s) they manage, and by the short term (typically one-year) and long-term (typically three-year) performance of the mutual fund(s) in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the bonus pool related to mutual funds and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Senior management of Columbia Management does not have discretion over the size of the bonus pool related to institutional portfolios. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(30)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus, and in some instances the base salary, are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the management fees on the accounts managed by the portfolio managers, including the fund. The percentage of management fees that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

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(31)	Columbia WAM: As of December 31, 2008, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management. P. Zachary Egan and Louis J. Mendes each received compensation in the form of salary and incentive compensation. Typically, a high proportion of an analyst’s or portfolio manager’s bonus is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Bank of America restricted stock and/or options. For 2008, investments in the second plan were made through a deferred cash program. Both plans vest over three years from the date of issuance. The CWAM total incentive compensation pool, including cash and the two incentive plans, is based on formulas, with investment performance of individual portfolio managers and certain analysts, plus firm-wide investment performance, as primary drivers.

Analysts and portfolio managers are positioned in a number of compensation tiers based on cumulative performance of the portfolios they manage. Performance of each Fund for purposes of portfolio manager compensation is measured relative to its primary benchmark. One and three year performance periods primarily drive incentive levels. Excellent performance results in advancement to a higher tier until the highest tier is reached. Higher tiers have higher base compensation levels and wider incentive compensation ranges. While cumulative performance places analysts and managers in tiers, current year performance drives changes in incentive compensation levels. Incentive compensation varies by tier, and can range between a fraction of base pay to several times base pay; the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. If a fund’s performance declines, the compensation incentives available to its analysts and portfolio manager(s) also declines.

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(32)	Columbia Management: As of the funds’ most recent fiscal year end, the portfolio managers received all of their compensation in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the investment manager generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The investment manager also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks:

Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group

Alfred F. Alley III	RiverSource Disciplined Small and Mid Cap Equity	Russell 2500 Index	Lipper Mid-Cap Core Funds Classification

	RiverSource Disciplined Small Cap Value	Russell 200 Value Index	Lipper Small Cap Value Funds Classification

	RiverSource S&P 500 Index	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

	RiverSource Small Company Index	S&P Small Cap 600 Index	Lipper Small-Cap Core Funds Classification

Anwiti Bahuguna, Colin Moore, Kent Peterson and Marie M. Schofield	Columbia Portfolio Builder Aggressive, Columbia Portfolio Builder Moderate Aggressive and Columbia Portfolio Builder Total Equity	S&P 500 Index	Lipper Large Cap Core Funds Classification

	Columbia Portfolio Builder Conservative	Barclays Capital U.S. Aggregate 1-3 Years Index and Blended: 80% Barclays Capital U.S. Aggregate 1-3 Years Index, 20% Barclays Capital U.S. Corporate High-Yield Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification

	Columbia Portfolio Builder Moderate Conservative	S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification

	Columbia Portfolio Builder Moderate	S&P 500 Index and Barclays Capital U.S. Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Columbia Retirement Plus Funds	S&P 500 Index, Russell 1000 Index, Russell 1000 Value Index, Barclays Capital U.S. Aggregate Bond Index, MSCI The World Index Net, and MSCI EAFE Index Net	N/A

	Columbia Strategic Allocation	S&P 500 Index and Barclays Capital Aggregate Bond Index	Lipper Mixed Asset Target Allocation Moderate Funds Classification

Brian M. Condon	Columbia Large Core Quantitative	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

	Columbia Large Growth Quantitative	Russell 1000 Growth Index	Lipper Large Cap Growth Funds Classification

	Columbia Disciplined Large Value Quantitative	Russell 1000 Value Index	Lipper Large Cap Value Funds Classification

	RiverSource Disciplined Small and Mid Cap Equity	Russell 2500 Index	Lipper Mid Cap Core Funds Classification

	RiverSource Disciplined Small Cap Value	Russell 2000 Value Index	Lipper Small Cap Value Funds Classification

Fred Copper	RiverSource Disciplined International Equity	MSCI EAFE Value Index	Lipper International Multi-Cap Value Funds Classification

Wayne M. Collette, Lawrence W. Lin, George Myers and Brian D. Neigut	Seligman Capital	Russell MidCap TR and Russell MidCap Growth TR	Lipper Mid-Cap Growth Funds Classification

	Columbia Frontier	Russell 2000 TR and Russell 2000 Growth TR	Lipper Small Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Benchmark(s)	Peer Group

Peter Deininger and John Wilson	Seligman Growth	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Cheryl D’Hollander	RiverSource S&P 500 Index	S&P 500 Index	Lipper S&P 500 Index Objective Funds Classification

	RiverSource Small Company Index	S&P Small Cap 600 Index	Lipper Small-Cap Core Funds Classification

Michael E. Hoover	RiverSource Precious Metals and Mining	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Arthur J. Hurley	RiverSource Real Estate	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Laura A. Ostrander	RiverSource Strategic Income Allocation	Barclays Capital Government/Credit Bond Index and Blended Benchmark	Lipper Multi-Sector Income Funds Classification

(1)	A custom composite, established by the Advisor, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index — Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the investment manager’s profitability for the year, which is largely determined by assets under management.

(33)	AllianceBernstein: AllianceBernstein’s compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals’ annual compensation is comprised of the following:

(i)	Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii)	Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein’s overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional’s compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team’s overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional’s compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein’s leadership criteria.

(iii)	Discretionary incentive compensation in the form of awards under AllianceBernstein’s Partners Compensation Plan (“deferred awards”): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. Deferred awards, which are in the form of AllianceBernstein’s publicly traded securities, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

(iv)	Contributions under AllianceBernstein’s Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein’s overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

(34)	Mondrian: Mondrian has the following programs in place to retain key investment staff:

1.	Competitive Salary — All investment professionals are remunerated with a competitive base salary.

2.	Profit Sharing Bonus Pool — All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3.	Equity Ownership — Mondrian is ultimately controlled by a partnership of senior management and Hellman & Friedman LLC, an independent private equity firm. Mondrian is currently 67% owned by its senior employees, including the majority of investment professionals, senior client service officers, and senior operations personnel.

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The private equity funds sponsored by Hellman & Friedman LLC are passive, non-controlling minority investors in Mondrian and do not have day-to-day involvement in the management of Mondrian.

Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term stock performance, teamwork, client service and marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Compensation Committee

In determining the amount of bonuses and equity awarded, Mondrian’s Board of Directors consults with the company’s Compensation Committee, who will make recommendations based on a number of factors including investment research, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan

All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The Plan is governed by Trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the Plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, are adequate to attract and retain high caliber employees.

(35)	Tradewinds: Tradewinds offers a highly competitive compensation structure with the purpose of attracting and retaining the most talented investment professionals. These professionals are rewarded through a combination of cash and long-term incentive compensation as determined by the firm’s executive committee. Total cash compensation (TCC) consists of both a base salary and an annual bonus that can be a multiple of the base salary. The firm annually benchmarks TCC to prevailing industry norms with the objective of achieving competitive levels for all contributing professionals.

Available bonus pool compensation is primarily a function of the firm’s overall annual profitability. Individual bonuses are based primarily on the following:

•	Overall performance of client portfolios;

•	Objective review of stock recommendations and the quality of primary research;

•	Subjective review of the professional’s contributions to portfolio strategy, teamwork, collaboration and work ethic.

To further strengthen our incentive compensation package and to create an even stronger alignment to the long-term success of the firm, Tradewinds has made available to most investment professionals equity participation opportunities, the values of which are determined by the increase in profitability of Tradewinds over time.

Finally, some of our investment professionals have received additional remuneration as consideration for signing employment agreements. These agreements range from retention agreements to long-term employment contracts with significant non-solicitation and, in some cases, non-compete clauses.

(36)	Threadneedle: To align the interests of our investment staff with those of our clients the remuneration plan for senior individuals comprises basic salary, an annual profit share (linked to individual performance and the profitability of the company) and a Long Term Incentive Plan known as the Equity Incentive Plan (“EIP”) linked to measures of Threadneedle’s corporate success. Threadneedle believes this encourages longevity of service.

The split between each component varies between investment professionals and will be dependent on performance and the type of funds they manage.

The split of the profit share focuses on three key areas of success:

•	Performance of own funds and research recommendations,

•	Performance of all portfolios in the individual’s team,

•	Broader contribution to the wider thinking of the investment team, e.g. idea generation, interaction with colleagues and commitment for example to assisting the sales effort.

Consideration of the individual’s general contribution is designed to encourage fund managers to think beyond personal portfolio performance and considers contributions made in:

•	Inter-team discussions, including asset allocation, global sector themes and weekly investment meetings,

•	Intra-team discussion, stock research and investment insights,

•	Marketing support, including written material and presentations.

It is important to appreciate that in order to maximize an individual’s rating and hence their profit share, they need to score well in all areas. It is not sufficient to produce good personal fund performance without contributing effectively to

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the team and wider investment department. This structure is closely aligned with the Threadneedle’s investment principles of sharing ideas and effective communication.

(37)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, plus, where applicable, a percentage of the assets of the funds they support as research analysts, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool may also include a percentage of any performance fees earned on long/short mutual funds managed by the Team. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(38)	Columbia Management: Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus and (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus and equity incentive awards are paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool is determined by the short term (typically one-year) and long-term (typically three-year and five-year) performance of the accounts managed by the portfolio managers, including the fund, in relation to the relevant peer group universe. Senior management of Columbia Management has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Columbia Management employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, portfolio managers may also be eligible for other benefits or perquisites that are available to all Columbia Management employees at the same job level.

(39)	LaSalle: Compensation for Investment Team Members consists of a base salary and incentive compensation that is based primarily upon performance of the particular Investment Team and that of the subadviser with which an Investment Team Member is employed, and meeting financial objectives for the Investment Team. The annual performance of clients’ portfolios and/or the performance of stock recommendations against a sector index (generally the NAREIT-Equity REITs Index or the Wilshire REIT Index in respect of the Investment Team Members of LaSalle Securities US, or the EPRA Euro Zone Index and EPRA Europe Index in respect of the Investment Team Member of LaSalle Securities B.V.) is one factor included in professional employee evaluations, but compensation is not directly linked to these performance criteria.

In addition, equity ownership in Jones Lang LaSalle, the subadvisers’ publicly-traded parent, is available to and expected of senior professionals. The major components of Jones Lang LaSalle’s comprehensive equity ownership program are: (1) Stock Ownership Program — credits employees with a portion of their incentive compensation in the form of restricted stock; (2) Employee Stock Purchase Plan — program through which employees may elect to purchase shares of Jones Land LaSalle through a payroll deduction plan (available to employees of LaSalle Securities US) and; (3) Stock Award Incentive Plan rewards key employees of the firm with stock awards, in the form of restricted stock units, based on the strength of their individual contributions.

145

ADMINISTRATIVE SERVICES

Each fund listed in the table below has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fee is calculated as follows:

Table 20. Administrative Services Agreement Fee Schedule

	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – 500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – $12,000,000,000	12,000,000,001 +
Columbia 120/20 Contrarian Equity	0.080%	0.075%	0.070%	0.060%	0.050%
Columbia Absolute Return Currency and Income
Columbia Asia Pacific ex-Japan
Columbia Emerging Markets Bond
Columbia Emerging Markets Opportunity
Columbia European Equity
Columbia Frontier
Columbia Global Bond
Columbia Global Equity
Columbia Global Extended Alpha
Columbia Multi-Advisor International Value
Columbia Multi-Advisor Small Cap Value
Columbia Select Smaller-Cap Value
Columbia Seligman Global Technology
Columbia Strategic Allocation
RiverSource Disciplined International Equity
RiverSource Disciplined Small Cap Value
RiverSource LaSalle Global Real Estate
RiverSource Partners International Select Growth
RiverSource Partners International Small Cap
RiverSource Small Company Index
Threadneedle Global Equity Income
Threadneedle International Opportunity
Columbia AMT-Free Tax-Exempt Bond	0.070%	0.065%	0.060%	0.050%	0.040%
Columbia Diversified Bond
Columbia Floating Rate
Columbia High Yield Bond
Columbia Income Opportunities
Columbia Inflation Protected Securities
Columbia Limited Duration Credit
Columbia Minnesota Tax-Exempt
Columbia U.S. Government Mortgage
RiverSource California Tax-Exempt
RiverSource Intermediate Tax-Exempt
RiverSource New York Tax-Exempt
RiverSource Short Duration U.S. Government
RiverSource Strategic Income Allocation
RiverSource Tax-Exempt High Income
Seligman California Municipal High-Yield
Seligman California Municipal Quality
Seligman Minnesota Municipal
Seligman National Municipal
Seligman New York Municipal

146

	Asset Levels and Breakpoints in Applicable Fees
Fund	$0 – 500,000,000	$500,000,001 – 1,000,000,000	$1,000,000,001 – 3,000,000,000	$3,000,000,001 – $12,000,000,000	12,000,000,001 +
Columbia Diversified Equity Income	0.060%	0.055%	0.050%	0.040%	0.030%
Columbia Dividend Opportunity
Columbia Equity Value
Columbia Government Money Market
Columbia Large Core Quantitative
Columbia Large Growth Quantitative
Columbia Large Value Quantitative
Columbia Mid Cap Growth Opportunity
Columbia Mid Cap Value Opportunity
Columbia Money Market
Columbia Recovery and Infrastructure
Columbia Select Large-Cap Value
Columbia Seligman Communications and Information
RiverSource Balanced
RiverSource Disciplined Small and Mid Cap Equity
RiverSource LaSalle Monthly Dividend Real Estate
RiverSource Partners Fundamental Value
RiverSource Precious Metals and Mining
RiverSource Real Estate
RiverSource S&P 500 Index
Seligman Capital
Seligman Growth
Seligman TargETFund 2015
Seligman TargETFund 2025
Seligman TargETFund 2035
Seligman TargETFund 2045
Seligman TargETFund Core
Columbia Income Builder Fund	0.020%	0.020%	0.020%	0.020%	0.020%
Columbia Income Builder Fund II
Columbia Income Builder Fund III
Columbia Portfolio Builder Aggressive
Columbia Portfolio Builder Conservative
Columbia Portfolio Builder Moderate
Columbia Portfolio Builder Moderate Aggressive
Columbia Portfolio Builder Moderate Conservative
Columbia Portfolio Builder Total Equity
Columbia Retirement Plus 2010
Columbia Retirement Plus 2015
Columbia Retirement Plus 2020
Columbia Retirement Plus 2025
Columbia Retirement Plus 2030
Columbia Retirement Plus 2035
Columbia Retirement Plus 2040
Columbia Retirement Plus 2045

147

The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day. Fees paid in each of the last three fiscal periods are shown in the table below. The table also shows the daily rate applied to each fund’s net assets as of the last day of the most recent fiscal period. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 21. Administrative Fees

	Administrative services fees paid in:					Daily rate applied to fund assets

Fund	2010	2009		2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$45,313	$56,956		$38,041	(a)	0.020%
Columbia Income Builder Fund II	78,128	108,149		82,229	(a)	0.020
Columbia Income Builder Fund III	38,950	54,275		45,848	(a)	0.020
Columbia Portfolio Builder Aggressive	89,504	96,644		110,897		0.020
Columbia Portfolio Builder Conservative	45,451	36,929		26,665		0.020
Columbia Portfolio Builder Moderate	201,685	193,553		183,783		0.020
Columbia Portfolio Builder Moderate Aggressive	186,977	205,250		223,400		0.020
Columbia Portfolio Builder Moderate Conservative	75,988	72,830		62,617		0.020
Columbia Portfolio Builder Total Equity	75,724	84,413		101,924		0.020
RiverSource S&P 500 Index	69,721	101,230		158,059		0.060
RiverSource Small Company Index	293,026	446,427		738,676		0.080
For funds with fiscal period ending March 31
Columbia Equity Value	391,620	448,794		680,124		0.058
RiverSource Precious Metals and Mining	83,021	64,531		77,686		0.060
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	31,739	31,071		13,416	(b)	0.080
Columbia Recovery and Infrastructure	199,325	4,214	(c)	N/A		0.059
Columbia Retirement Plus 2010	1,647	2,441		3,623		0.020
Columbia Retirement Plus 2015	4,050	4,449		5,483		0.020
Columbia Retirement Plus 2020	4,355	4,871		7,572		0.020
Columbia Retirement Plus 2025	4,903	5,145		7,280		0.020
Columbia Retirement Plus 2030	4,981	5,001		7,160		0.020
Columbia Retirement Plus 2035	3,476	3,258		4,249		0.020
Columbia Retirement Plus 2040	2,435	2,051		4,915		0.020
Columbia Retirement Plus 2045	2,262	1,726		1,670		0.020
For funds with fiscal period ending May 31
Columbia High Yield Bond	1,077,547	722,190		1,069,014		0.065
Columbia Multi-Advisor Small Cap Value	300,718	277,260		565,329		0.080
Columbia U.S. Government Mortgage	181,856	252,478		285,601		0.070
RiverSource Partners Fundamental Value	340,508	374,303		594,407		0.060
RiverSource Short Duration U.S. Government	470,119	521,265		541,748		0.069
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	681,093	642,082		1,033,158		0.057
RiverSource Real Estate	103,295	91,566		132,646		0.060

148

	Administrative services fees paid in:					Daily rate applied to fund assets

Fund	2010	2009		2008
For funds with fiscal period ending July 31
Columbia Floating Rate	$282,996	$253,669		$398,924		0.070%
Columbia Income Opportunities	499,304	219,083		202,872		0.068
Columbia Inflation Protected Securities	451,332	515,776		399,972		0.069
Columbia Large Core Quantitative	1,911,088	1,094,618		1,701,542		0.050
Columbia Limited Duration Credit	317,896	123,147		115,529		0.069
Columbia Money Market	1,551,462	2,132,989		2,507,729		0.053
RiverSource Disciplined Small and Mid Cap Equity	83,767	77,180		38,114		0.060
RiverSource Disciplined Small Cap Value	40,614	34,017		30,592		0.080
For funds with fiscal period ending August 31
Columbia Diversified Bond	2,608,739	2,122,615		2,012,548		0.057
Columbia Minnesota Tax-Exempt	235,979	212,293		215,249		0.070
RiverSource California Tax-Exempt	110,167	113,317		122,235		0.070
RiverSource New York Tax-Exempt	38,266	37,590		41,455		0.070

	2009	2008		2007
For funds with fiscal period ending September 30
Columbia Large Growth Quantitative	203,583	101,276		11,405	(d)	0.059
Columbia Large Value Quantitative	69,490	662	(e)	N/A		0.060
Columbia Diversified Equity Income	1,985,768	3,272,256		3,449,519		0.048
Columbia Mid Cap Value Opportunity	946,227	1,335,281		1,196,773		0.054
Columbia Strategic Allocation	962,590	1,505,894		1,340,234		0.076
RiverSource Balanced	331,811	519,542		623,784		0.059
RiverSource Strategic Income Allocation	137,849	115,139		21,493	(d)	0.070
Seligman California Municipal High-Yield*	7,436	N/A		N/A		0.070
Seligman California Municipal Quality*	8,837	N/A		N/A		0.070
Seligman Minnesota Municipal*	14,896	N/A		N/A		0.070
Seligman National Municipal*	42,999	N/A		N/A		0.069
Seligman New York Municipal*	17,197	N/A		N/A		0.070
Seligman TargETFund 2015*	4,585	N/A		N/A		0.060
Seligman TargETFund 2025*	5,686	N/A		N/A		0.060
Seligman TargETFund 2035*	1,661	N/A		N/A		0.060
Seligman TargETFund 2045*	835	N/A		N/A		0.060
Seligman TargETFund Core*	10,074	N/A		N/A		0.060

149

	Administrative services fees paid in:					Daily rate applied to fund assets

Fund	2009		2008		2007
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$417,444		$373,454		$79,761	0.080%
Columbia Asia Pacific ex-Japan	7,807	(f)	N/A		N/A	0.080
Columbia Emerging Markets Bond	146,703		131,334		78,549	0.080
Columbia Emerging Markets Opportunity	280,656		498,019		503,279	0.079
Columbia European Equity	50,304		96,107		105,886	0.080
Columbia Frontier*	10,073		N/A		N/A	0.030
Columbia Global Bond	401,109		572,976		388,646	0.080
Columbia Global Equity	340,869		549,601		611,621	0.080
Columbia Global Extended Alpha	4,908		1,256	(g)	N/A	0.080
Columbia International Multi-Advisor Value	651,133		1,395,090		1,759,221	0.078
Columbia Seligman Global Technology*	102,757		N/A		N/A	0.040
RiverSource Disciplined International Equity	282,974		549,173		209,295	0.080
RiverSource Partners International Select Growth	282,773		511,522		490,174	0.080
RiverSource Partners International Small Cap	38,884		79,183		92,062	0.080
Threadneedle Global Equity Income	16,780		1,528	(g)	N/A	0.080
Threadneedle International Opportunity	281,413		460,205		540,718	0.080
For funds with fiscal period ending November 30
Columbia Mid Cap Growth Opportunity	339,961		471,791		652,889	0.059
Columbia AMT-Free Tax-Exempt Bond	453,062		463,150		525,515	0.069
RiverSource Intermediate Tax-Exempt	61,016		52,367		57,618	0.070
RiverSource Tax-Exempt High Income	1,428,680		1,603,416		1,823,812	0.063
For funds with fiscal period ending December 31
Columbia Government Money Market*	41,094		N/A		N/A	0.060
Columbia Select Large-Cap Value*	76,758		N/A		N/A	0.060
Columbia Select Smaller-Cap Value*	96,841		N/A		N/A	0.080
Columbia Seligman Communications and Information*	868,517		N/A		N/A	0.050
RiverSource LaSalle Global Real Estate*	5,942		N/A		N/A	0.080
RiverSource LaSalle Monthly Dividend Real Estate*	7,968		N/A		N/A	0.060
Seligman Capital*	68,772		N/A		N/A	0.060
Seligman Growth*	299,785		N/A		N/A	0.055

*	Prior to June 15, 2009 for Seligman California Municipal High-Yield, Seligman California Municipal Quality, Seligman Minnesota Municipal, Seligman New York Municipal, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035, Seligman TargETFund 2045, Seligman TargETFund Core, Columbia Seligman Global Technology, Columbia Government Money Market, RiverSource LaSalle Global Real Estate and RiverSource LaSalle Monthly Dividend Real Estate and prior to June 29, 2009 for Seligman Capital, Columbia Frontier, Columbia Seligman Communications and Information, Seligman Growth, Columbia Select Large-Cap Value and Columbia Select Smaller-Cap Value, and for Seligman National, prior to Aug. 31, 2009, the fund did not pay a separate administrative services fee. Fees for administration services were included in the fund’s management fees as charged by the fund’s pervious investment manager.
(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

150

TRANSFER AGENCY SERVICES

The funds have a Transfer Agency Agreement with Columbia Management Investment Services Corp. (the “transfer agent”) (formerly RiverSource Service Corporation) located at One Financial Center, Boston, MA 02111. This agreement governs the transfer agent’s responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the fund’s shares.

For Class A, Class B, Class C, Class R, Class R3, Class R4, Class R5, Class W, Class Y and Class Z, the transfer agent will earn an open account fee determined by multiplying the number of open accounts by the annual rate of $12.08. The annual per account fee is accrued daily and payable monthly. The fund will allocate the fee daily across their share classes based on the relative percentage of net assets of each class of shares.

In addition, for Class A, Class B, Class C, Class R, Class W and Class Z, the fund reimburses the transfer agent for the fees and expenses the transfer agent pays to financial intermediaries that maintain omnibus accounts with the fund subject to an annual limitation of 0.20% of the average aggregate value of the fund’s shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are reimbursed in an amount equal to $16.00 annually, calculated monthly based on the total number of positions in such account at the end of such month). For Class R3, Class R4 and Class R5, the fees paid to the transfer agent for expenses paid to financial intermediaries to maintain omnibus accounts are subject to an annual limitation of 0.05% of the net assets attributable to such shares. Class I does not pay transfer agency fees.

The fund also pays certain reimbursable out-of-pocket expenses to the transfer agent. The transfer agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the transfer agent from fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the transfer agent maintains in connection with its services to the funds. The fees paid to the transfer agent may be changed by the Board without shareholder approval.

PLAN ADMINISTRATION SERVICES

The funds that offer Class R3 and Class R4 shares have a Plan Administration Services Agreement with the transfer agent. Under the agreement the fund pays for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs).

The fee for services is equal on an annual basis to 0.25% of the average daily net assets of the fund attributable to each of Class R3 and R4.

The fees paid to the transfer agent may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

Columbia Management Investment Distributors, Inc. (the “distributor”) (formerly RiverSource Fund Distributors, Inc.), an indirect wholly-owned subsidiary of Columbia Management, One Financial Center, Boston, MA 02111, serves as the funds’ principal underwriter and distributor. Prior to June 1, 2009, for RiverSource and Threadneedle funds, RiverSource Distributors, Inc. also served as principal underwriter and distributor to the funds. Prior to Oct. 1, 2007, for RiverSource and Threadneedle funds, Ameriprise Financial Services, Inc. also served as principal underwriter and distributor to the funds. Prior to Nov. 7, 2008, for Seligman funds, Seligman Advisors, Inc. also served as principal underwriter and distributor to the funds. The fund’s shares are offered on a continuous basis. Under a Distribution Agreement, sales charges deducted for distributing fund shares are paid to the distributor daily. The following table shows the sales charges paid to the distributor and the amount retained by the distributor after paying commissions and other expenses for each of the last three fiscal periods. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 22. Sales Charges Paid to Distributor

	Sales charges paid to Distributor				Amount retained after paying commissions and other expenses
Fund	2010	2009	2008		2010	2009	2008
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$245,462	$466,216	$688,587	(a)	$(86,426)	$(21,562)	$(56,086	)(a)
Columbia Income Builder Fund II	293,969	654,937	1,279,681	(a)	(109,209)	77,641	34,001	(a)

151

	Sales charges paid to Distributor					Amount retained after paying commissions and other expenses
Fund	2010	2009		2008		2010	2009		2008
Columbia Income Builder Fund III	$189,070	$296,977		$831,981	(a)	$(27,745)	$(533)		$176,661	(a)
Columbia Portfolio Builder Aggressive	1,656,276	2,081,242		2,848,037		417,384	552,795		799,417
Columbia Portfolio Builder Conservative	524,245	528,590		384,348		8,450	16,829		4,989
Columbia Portfolio Builder Moderate	2,911,626	3,277,766		3,944,827		507,020	661,689		702,939
Columbia Portfolio Builder Moderate Aggressive	3,171,640	4,181,445		5,635,597		795,856	1,125,393		1,613,677
Columbia Portfolio Builder Moderate Conservative	885,194	982,012		1,088,559		111,387	153,386		140,630
Columbia Portfolio Builder Total Equity	1,059,706	1,561,130		2,257,735		202,573	319,114		471,536
RiverSource S&P 500 Index	N/A	N/A		N/A		N/A	N/A		N/A
RiverSource Small Company Index	265,422	365,094		563,878		265,422	317,088		117,897
For funds with fiscal period ending March 31
Columbia Equity Value	245,798	374,068		496,313		28,520	65,246		16,594
RiverSource Precious Metals and Mining	224,264	159,379		192,503		6,986	55,468		50,572
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	44,207	57,137		149,480	(b)	2,401	5,429		46,196	(b)
Columbia Recovery and Infrastructure	1,817,351	221,190	(c)	N/A		337,598	(7,085	)(c)	N/A
Columbia Retirement Plus 2010	6,098	7,536		32,694		2,480	1,465		11,266
Columbia Retirement Plus 2015	12,014	17,354		70,298		5,364	5,173		50,360
Columbia Retirement Plus 2020	20,614	26,015		41,850		8,068	12,539		21,519
Columbia Retirement Plus 2025	15,117	21,208		49,187		6,222	7,872		25,003
Columbia Retirement Plus 2030	14,540	19,999		51,530		5,797	9,336		28,063
Columbia Retirement Plus 2035	11,125	14,670		31,469		5,669	6,101		19,162
Columbia Retirement Plus 2040	18,304	17,700		39,332		8,927	8,815		21,208
Columbia Retirement Plus 2045	15,018	16,697		23,890		6,063	6,510		12,087
For funds with fiscal period ending May 31
Columbia High Yield Bond	1,321,507	974,983		882,107		297,716	108,896		41,174
Columbia Multi-Advisor Small Cap Value	305,205	287,969		607,350		56,453	38,780		117,005
Columbia U.S. Government Mortgage	109,683	101,207		136,891		(17,796)	(70,344)		(116,397)
RiverSource Partners Fundamental Value	340,583	494,967		766,263		14,174	43,220		58,252
RiverSource Short Duration U.S. Government	392,239	530,165		660,354		35,955	107,433		(152,827)

152

	Sales charges paid to Distributor					Amount retained after paying commissions and other expenses
Fund	2010	2009		2008		2010	2009		2008
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	$1,058,723	$798,182		$1,648,530		$175,949	$39,934		$206,622
RiverSource Real Estate	80,410	98,301		211,915		15,331	18,158		63,306
For funds with fiscal period ending July 31
Columbia Floating Rate	240,774	189,836		380,143		(11,075)	11,806		(174,369)
Columbia Income Opportunities	1,196,954	951,690		135,655		271,045	251,745		(11,090)
Columbia Inflation Protected Securities	236,120	332,292		407,706		15,969	101,013		51,044
Columbia Large Core Quantitative	1,610,548	261,402		412,821		377,765	67,822		85,890
Columbia Limited Duration Credit	1,033,053	145,544		92,255		119,494	17,573		9,475
Columbia Money Market	106,803	367,743		339,219		106,058	367,712		339,111
RiverSource Disciplined Small and Mid Cap Equity	25,721	24,097		26,228		7,017	7,132		7,923
RiverSource Disciplined Small Cap Value	5,507	8,386		6,647		1,133	2,011		1,943
For funds with fiscal period ending August 31
Columbia Diversified Bond	1,584,251	1,922,949		1,992,222		77,260	(92,219)		176,513
Columbia Minnesota Tax-Exempt	551,051	406,782		463,447		2,712	84,001		37,217
RiverSource California Tax-Exempt	96,842	92,347		91,928		13,668	9,806		5,945
RiverSource New York Tax-Exempt	31,250	20,992		29,401		6,331	8,033		8,217

	2009	2008		2007		2009	2008		2007
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	$3,383,179	$6,331,545		$9,553,810		$496,151	$1,204,186		$1,407,616
Columbia Large Growth Quantitative	69,425	87,685		20,834	(d)	15,099	30,621		5,197	(d)
Columbia Large Value Quantitative	2,270	0	(e)	N/A		566	0	(e)	N/A
Columbia Mid Cap Value Opportunity	954,172	2,444,490		3,538,910		207,568	898,395		862,120
Columbia Strategic Allocation	2,055,294	5,371,458		8,570,846		347,495	1,321,113		1,738,063
RiverSource Balanced	189,413	287,586		474,702		39,038	36,359		32,524
RiverSource Strategic Income Allocation	600,969	400,285		267,319	(d)	2,484	28,302		26,129	(d)
Seligman California Municipal High-Yield	37,316	98,702		18,611		36,272	13,104		3,125
Seligman California Municipal Quality	60,005	37,798		15,149		56,335	5,413		2,159
Seligman Minnesota Municipal	66,716	49,497		35,607		55,756	6,427		4,740
Seligman National Municipal	222,346	57,892		18,992		199,904	7,651		3,601
Seligman New York Municipal	166,632	48,724		31,659		157,302	7,550		6,334
Seligman TargETFund 2015	22,260	77,218		242,913		22,260	9,521		25,977
Seligman TargETFund 2025	26,925	79,939		188,122		26,925	9,918		19,976
Seligman TargETFund 2035	3,094	13,483		13,573		2,975	1,677		1,493
Seligman TargETFund 2045	7,658	27,815		7,910		7,508	3,493		791
Seligman TargETFund Core	24,251	126,638		297,932		24,251	15,617		30,512

153

	Sales charges paid to Distributor				Amount retained after paying commissions and other expenses
Fund	2009	2008		2007	2009	2008		2007
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	118,256	288,047		10,519	40,664	52,383		3,448
Columbia Asia Pacific ex-Japan(f)	N/A	N/A		N/A	N/A	N/A		N/A
Columbia Emerging Markets Bond	70,770	41,906		25,743	28,245	10,486		1,421
Columbia Emerging Markets Opportunity	558,505	780,872		886,062	140,308	(4,109,358)		(7,004,024)
Columbia European Equity	68,398	124,828		226,464	19,191	35,391		90,745
Columbia Frontier	1,357	10,431		25,638	735	1,351		3,856
Columbia Global Bond	218,412	391,577		314,002	32,697	118,930		215,442
Columbia Global Equity	361,007	800,774		896,578	60,748	114,011		99,098
Columbia Global Extended Alpha	8,674	1,795	(g)	N/A	3,445	307	(g)	N/A
Columbia Multi-Advisor International Value	580,503	1,584,444		4,085,674	68,413	235,164		641,699
Columbia Seligman Global Technology	221,563	265,528		309,290	184,936	233,685		274,719
RiverSource Disciplined International Equity	61,779	168,692		130,761	8,596	36,899		14,894
RiverSource Partners International Select Growth	213,399	560,302		885,940	43,200	118,125		226,007
RiverSource Partners International Small Cap	53,930	88,479		164,026	26,245	20,053		19,649
Threadneedle Global Equity Income	38,564	18,558	(g)	N/A	7,576	4,340	(g)	N/A
Threadneedle International Opportunity	168,431	319,850		501,090	37,276	49,744		56,669
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	477,836	319,831		313,115	100,280	64,831		(19,725)
Columbia Mid Cap Growth Opportunity	453,947	360,393		608,683	131,709	59,123		115,052
RiverSource Intermediate Tax-Exempt	75,578	59,348		62,985	3,223	(792)		(10,183)
RiverSource Tax-Exempt High Income	1,164,712	1,042,555		1,182,244	192,881	151,444		181,059
For funds with fiscal period ending December 31
Columbia Government Money Market	22,845	N/A		N/A	22,830	N/A		N/A
Columbia Select Large-Cap Value	83,550	112,370		67,382	72,301	14,405		8,773
Columbia Select Smaller-Cap Value	73,571	31,742		65,218	39,883	4,542		8,361
Columbia Seligman Communications and Information	3,487,463	1,478,105		2,850,171	3,197,170	187,649		320,100
RiverSource LaSalle Global Real Estate	14,337	4,931		439,574	13,946	638		50,672
RiverSource LaSalle Monthly Dividend Real Estate	15,219	19,987		95,027	14,907	2,839		10,193
Seligman Capital	30,899	34,577		66,383	27,966	6,030		11,356
Seligman Growth	336,636	43,178		48,116	115,283	11,948		10,926

(a)	The fund changed its fiscal year end effective Jan. 31, 2008 from May 31 to Jan. 31. For 2008, the information shown is for the period from June 1, 2007 through Jan. 31, 2008. For years prior to 2008, the fiscal period ended on May 31.
(b)	For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(c)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(d)	For the period from May 17, 2007 (when shares became publicly available) to Sept. 30, 2007.
(e)	For the period from Aug. 1, 2008 (when shares became publicly available) to Sept. 30, 2008.
(f)	For the period from July 15, 2009 (when the Fund became available) to Oct. 31, 2009.
(g)	For the period from Aug. 1, 2008 (when shares became publicly available) to Oct. 31, 2008.

Part of the sales charge may be paid to selling dealers who have agreements with the distributor. The distributor will retain the balance of the sales charge. At times the entire sales charge may be paid to selling dealers.

154

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and/or servicing not covered by the sales charges received under the Distribution Agreement, the Legacy RiverSource funds approved a Plan of Distribution (the “Plan”) and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act. The Plan is a reimbursement plan whereby the fund pays the distributor a fee up to actual expenses incurred.

The table below shows the maximum annual distribution and/or service fees (as an annual percent of average daily net assets) and the combined amount of such fees (as an annual percent of average daily net assets) applicable to each share class of a Legacy RiverSource fund:

Share Class	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	0.25%(a)
Class B	0.75%	0.25%	1.00%(b)
Class C	0.75%	0.25%	1.00%(a)
Class I	None	None	None
Class R (formerly Class R2)	up to 0.50%	up to 0.25%	0.50%(a),(c)
Class R3	0.25%	0.25%(d)	0.50%(d)
Class R4	None	0.25%(d)	0.25%(d)
Class R5	None	None	None
Class W	up to 0.25%	up to 0.25%	0.25%(a)
Class Z	None	None	None

(a)	Fee amounts noted apply to all funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The distributor has voluntarily agreed, effective April 15, 2010, to waive the 12b-1 fees it receives from Class A, Class C, Class R (formerly Class R2) and Class W shares of Columbia Money Market Fund and from Class A, Class C and Class R (formerly Class R2) shares of Columbia Government Money Market Fund. Compensation paid to broker-dealers and other financial intermediaries may be suspended to the extent of the distributor’s waiver of the 12b-1 fees on these specific share classes of these funds.
(b)	Fee amounts noted apply to all funds other than Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. Effective after the close of business on Sept. 3, 2010, Class B shares will be closed to new and existing investors.
(c)	The Legacy RiverSource funds have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on Sept. 3, 2010, were known as Class R2 shares. For Class R shares, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(d)	The shareholder service fees for Class R3 and Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the funds’ Class R3 and Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The distribution and/or shareholder service fees for Class A, Class B, Class C, Class R (formerly Class R2), Class R3 and Class W shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act, and are to reimburse the distributor for certain expenses it incurs in connection with distributing the fund’s shares and directly or indirectly providing services to fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to selling and/or servicing agents that sell shares of the fund or provide services to fund shareholders. The distributor may retain these fees otherwise payable to selling and/or servicing agents if the amounts due are below an amount determined by the distributor in its discretion.

For the Legacy RiverSource funds, for Class A, Class B and Class W shares, the distributor begins to pay these fees immediately after purchase. For Class C shares, the distributor pays these fees in advance for the first 12 months. Selling and/or servicing agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay 12 months after purchase. For Class B shares, and, for the first 12 months following the sale of Class C shares, the distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling and/or servicing agents, and to pay for other distribution related expenses. Selling and/or servicing agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

155

If you maintain shares of the fund directly with the fund, without working directly with a financial advisor or selling and/or servicing agent, distribution and service fees are retained by the distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or shareholder service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The fund will pay these fees to the distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue in effect. The fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

For its most recent fiscal period, each fund paid 12b-1 fees as shown in the following table. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 23. 12b-1 Fees

Fund	Class A	Class B	Class C	Class D*	Class R*	Class R3	Class W
For funds with fiscal period ending January 31
Columbia Income Builder Fund	$471,671	$273,352	$105,503	N/A	N/A	N/A	N/A
Columbia Income Builder Fund II	843,392	386,458	146,186	N/A	N/A	N/A	N/A
Columbia Income Builder Fund III	420,462	181,976	83,149	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Aggressive	906,136	651,430	196,648	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Conservative	427,544	415,794	145,696	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Moderate	2,010,066	1,572,878	469,838	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Moderate Aggressive	1,896,292	1,394,436	362,267	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Moderate Conservative	744,235	615,354	206,862	N/A	N/A	N/A	N/A
Columbia Portfolio Builder Total Equity	769,440	529,603	177,552	N/A	N/A	N/A	N/A
RiverSource S&P 500 Index	N/A	N/A	N/A	$54,437	N/A	N/A	N/A
RiverSource Small Company Index	781,451	482,501	N/A	N/A	N/A	N/A	N/A
For funds with fiscal period ending March 31
Columbia Equity Value	1,484,672	513,603	42,567	N/A	$52	$369	$8
RiverSource Precious Metals and Mining	303,284	137,925	31,060	N/A	N/A	N/A	N/A
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	80,959	14,686	19,355	N/A	N/A	N/A	N/A
Columbia Recovery and Infrastructure(a)	573,841	125,316	127,106	N/A	93	39	N/A
Columbia Retirement Plus 2010	7,863	N/A	N/A	N/A	18	10	N/A
Columbia Retirement Plus 2015	12,794	N/A	N/A	N/A	18	10	N/A
Columbia Retirement Plus 2020	11,607	N/A	N/A	N/A	146	8	N/A
Columbia Retirement Plus 2025	6,809	N/A	N/A	N/A	97	8	N/A
Columbia Retirement Plus 2030	10,004	N/A	N/A	N/A	45	13	N/A
Columbia Retirement Plus 2035	4,104	N/A	N/A	N/A	17	8	N/A
Columbia Retirement Plus 2040	3,831	N/A	N/A	N/A	50	70	N/A
Columbia Retirement Plus 2045	3,364	N/A	N/A	N/A	18	8	N/A
For funds with fiscal period ending May 31
Columbia High Yield Bond	3,126,170	1,016,761	599,062	N/A	19,571	5,898	263,891
Columbia Multi-Advisor Small Cap Value	629,566	635,056	71,205	N/A	2,666	433	N/A
Columbia U.S. Government Mortgage	195,150	198,412	44,904	N/A	N/A	N/A	N/A
RiverSource Partners Fundamental Value	846,835	604,556	88,558	N/A	N/A	N/A	N/A
RiverSource Short Duration U.S. Government	1,289,353	810,418	242,435	N/A	11,521	N/A	12
For funds with fiscal period ending June 30
Columbia Dividend Opportunity	2,335,959	777,706	197,105	N/A	228	11	10
RiverSource Real Estate	128,018	64,833	11,302	N/A	N/A	N/A	6

156

Fund	Class A	Class B	Class C	Class D*	Class R*	Class R3	Class W
For funds with fiscal period ending July 31
Columbia Floating Rate	$661,379	$129,749	$172,291	N/A	N/A	N/A	$11
Columbia Income Opportunities	1,165,157	362,360	508,953	N/A	N/A	N/A	N/A
Columbia Inflation Protected Securities	676,148	221,294	156,599	N/A	$5,707	N/A	401,982
Columbia Large Core Quantitative	6,447,567	1,947,821	209,143	N/A	9,201	$14	1,372,152
Columbia Limited Duration Credit	710,400	120,305	341,535	N/A	N/A	N/A	12
Columbia Money Market	2,064,367	421,815	29,890	N/A	5	N/A	14,212
RiverSource Disciplined Small and Mid Cap Equity	25,573	9,144	2,729	N/A	N/A	N/A	265,113
RiverSource Disciplined Small Cap Value	19,337	2,362	1,006	N/A	17	12	N/A
For funds with fiscal period ending August 31
Columbia Diversified Bond	7,117,570	1,741,108	582,197	N/A	2,116	26	1,070,556
Columbia Minnesota Tax-Exempt	779,724	88,473	163,760	N/A	N/A	N/A	N/A
RiverSource California Tax-Exempt	379,034	25,963	31,712	N/A	N/A	N/A	N/A
RiverSource New York Tax-Exempt	129,187	19,927	9,978	N/A	N/A	N/A	N/A
For funds with fiscal period ending September 30
Columbia Diversified Equity Income	7,673,291	4,133,298	654,310	N/A	32,750	224,770	7
Columbia Large Growth Quantitative	285,822	31,420	14,405	N/A	31	16	148,342
Columbia Large Value Quantitative	2,658	717	132	N/A	33	16	203,257
Columbia Mid Cap Value Opportunity	2,975,723	1,048,865	359,404	N/A	56,692	82,312	7
Columbia Strategic Allocation	2,727,681	1,272,157	456,933	N/A	16	8	N/A
RiverSource Balanced	1,240,431	190,901	34,422	N/A	54	N/A	N/A
RiverSource Strategic Income Allocation	421,534	206,718	76,158	N/A	23	11	N/A
Seligman California Municipal High-Yield	42,842	N/A	54,350	N/A	N/A	N/A	N/A
Seligman California Municipal Quality	54,798	N/A	34,584	N/A	N/A	N/A	N/A
Seligman Minnesota Municipal	99,128	N/A	9,092	N/A	N/A	N/A	N/A
Seligman National Municipal	461,232	N/A	105,746	N/A	N/A	N/A	N/A
Seligman New York Municipal	99,753	N/A	67,646	N/A	N/A	N/A	N/A
Seligman TargETFund 2015	29,037	N/A	116,119	N/A	7,361	N/A	N/A
Seligman TargETFund 2025	34,200	N/A	114,588	N/A	11,757	N/A	N/A
Seligman TargETFund 2035	10,620	N/A	17,945	N/A	6,060	N/A	N/A
Seligman TargETFund 2045	6,401	N/A	6,705	N/A	3,486	N/A	N/A
Seligman TargETFund Core	45,600	N/A	289,930	N/A	41,727	N/A	N/A

157

Fund	Class A	Class B	Class C	Class D*	Class R*	Class R3	Class W
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	$416,349	$35,353	$98,315	N/A	N/A	N/A	$530,074
Columbia Asia Pacific ex-Japan(b)	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Columbia Emerging Markets Bond	35,486	15,974	3,265	N/A	N/A	N/A	254,174
Columbia Emerging Markets Opportunity	715,248	302,533	99,973	N/A	$13,518	N/A	N/A
Columbia European Equity	134,391	81,471	9,558	N/A	N/A	N/A	N/A
Columbia Frontier	56,264	11,282	86,834	N/A	453	$3	N/A
Columbia Global Bond	593,225	367,588	44,351	N/A	N/A	N/A	147,100
Columbia Global Equity	884,744	362,565	57,394	N/A	192	8	8
Columbia Global Extended Alpha	5,199	2,820	1,035	N/A	36	18	N/A
Columbia Multi-Advisor International Value	1,476,812	892,831	106,186	N/A	N/A	N/A	N/A
Columbia Seligman Global Technology	469,642	85,618	559,118	N/A	15,300	3	N/A
RiverSource Disciplined International Equity	115,524	76,758	9,922	N/A	15	7	530,215
RiverSource Partners International Select Growth	414,628	250,377	42,614	N/A	110	N/A	N/A
RiverSource Partners International Small Cap	57,422	42,653	4,096	N/A	N/A	N/A	N/A
Threadneedle Global Equity Income	38,589	17,080	2,551	N/A	36	18	N/A
Threadneedle International Opportunity	576,787	226,132	30,118	N/A	1,240	8	N/A
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	1,580,370	189,971	72,103	N/A	N/A	N/A	N/A
Columbia Mid Cap Growth Opportunity	1,123,363	500,167	46,013	N/A	N/A	N/A	N/A
RiverSource Intermediate Tax-Exempt	197,660	44,588	36,432	N/A	N/A	N/A	N/A
RiverSource Tax-Exempt High Income	5,482,675	487,040	137,058	N/A	N/A	N/A	N/A
For funds with fiscal period ending December 31
Columbia Government Money Market(c)	54,819	51,551	133,682	N/A	6,985	N/A	N/A
Columbia Seligman Communications and Information	5,402,710	1,008,895	5,611,229	N/A	133,982	11	N/A
Columbia Select Large-Cap Value	324,397	67,910	372,709	N/A	34,736	6	N/A
Columbia Select Smaller-Cap Value	274,250	132,950	382,137	N/A	43,885	5	N/A
RiverSource LaSalle Global Real Estate	15,681	N/A	27,290	N/A	248	6	N/A
RiverSource LaSalle Monthly Dividend Real Estate	15,884	20,254	84,243	N/A	15,651	6	N/A
Seligman Capital	350,797	65,892	404,801	N/A	42,283	6	N/A
Seligman Growth	1,283,827	316,419	239,516	N/A	4,129	5	N/A

*	Effective Sept. 7, 2010, Class D was renamed as Class A and Class R2 was renamed as Class R.
(a)	For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(b)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.
(c)	Effective March 27, 2009, Class C2 shares converted to Class A shares. The amount attributable to Class C2 prior to the conversion is $4,804.

158

For funds with Class B and Class C shares:

The following table provides the amount of distribution expenses, as a dollar amount and as a percentage of net assets, incurred by the distributor and not yet reimbursed (“unreimbursed expense”) for Class B and Class C shares. These amounts are based on the most recent information available as of July 31, 2010 and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Table 24. Unreimbursed Distribution Expenses

	Class B	Percentage of Class B net assets	Class C	Percentage of Class C net assets
Columbia 120/20 Contrarian Equity Fund	$83,000	5.34%	$17,000	0.82%
Columbia Absolute Return Currency and Income Fund	58,000	4.20%	19,000	0.36%
Columbia AMT-Free Tax-Exempt Bond Fund	372,000	2.73%	84,000	0.87%
Columbia Diversified Bond Fund	7,421,000	4.42%	783,000	1.29%
Columbia Diversified Equity Income Fund	15,146,000	4.63%	753,000	1.14%
Columbia Dividend Opportunity Fund	3,160,000	4.35%	230,000	1.01%
Columbia Emerging Markets Bond Fund	107,000	2.85%	52,000	3.38%
Columbia Emerging Markets Opportunity Fund	1,096,000	2.58%	1,496,000	4.30%
Columbia Equity Value Fund	1,495,000	3.47%	59,000	1.32%
Columbia European Equity Fund	179,000	3.35%	22,000	1.73%
Columbia Floating Rate Fund	718,000	5.45%	145,000	0.68%
Columbia Frontier Fund	15,000	0.14%	1,294,000	12.29%
Columbia Global Bond Fund	1,130,000	4.36%	83,000	1.43%
Columbia Global Equity Fund	1,321,000	4.49%	1,518,000	15.96%
Columbia Global Extended Alpha Fund	37,000	10.10%	1,000	0.67%
Columbia Government Money Market Fund	92,000	2.13%	2,847,000	18.16%
Columbia High Yield Bond Fund	3,225,000	3.51%	8,946,000	12.49%
Columbia Income Builder Fund	1,718,000	7.31%	105,000	0.74%
Columbia Income Builder Fund II	2,301,000	7.02%	97,000	0.61%
Columbia Income Builder Fund III	1,182,000	7.53%	62,000	0.70%
Columbia Income Opportunities Fund	1,550,000	4.33%	212,000	0.35%
Columbia Inflation Protected Securities Fund	1,055,000	5.20%	179,000	1.04%
Columbia Large Core Quantitative Fund	10,407,000	5.12%	1,342,000	6.10%
Columbia Large Growth Quantitative Fund	157,000	4.85%	11,000	0.67%
Columbia Large Value Quantitative Fund	4,000	1.94%	1,000	1.10%
Columbia Limited Duration Credit Fund	541,000	3.44%	387,000	0.79%
Columbia Mid Cap Growth Opportunity Fund	1,527,000	N/A	88,000	0.73%
Columbia Mid Cap Value Opportunity Fund	4,111,000	3.43%	279,000	0.64%
Columbia Minnesota Tax-Exempt fund	187,000	2.05%	168,000	0.87%
Columbia Money Market Fund	5,787,000	12.85%	26,000	0.33%
Columbia Multi-Advisor International Value Fund	3,708,000	5.77%	175,000	1.96%
Columbia Multi-Advisor Small Cap Value Fund	1,809,000	3.07%	109,000	1.45%
Columbia Portfolio Builder Aggressive Fund	3,030,000	4.32%	170,000	0.62%
Columbia Portfolio Builder Conservative Fund	2,093,000	5.36%	169,000	0.78%
Columbia Portfolio Builder Moderate Aggressive Fund	6,581,000	4.49%	1,177,000	2.30%
Columbia Portfolio Builder Moderate Conservative Fund	3,079,000	5.08%	269,000	0.90%
Columbia Portfolio Builder Moderate Fund	7,877,000	4.63%	1,561,000	2.17%
Columbia Portfolio Builder Total Equity Fund	2,563,000	4.68%	1,377,000	5.29%
Columbia Recovery and Infrastructure Fund	317,000	1.55%	130,000	0.45%
Columbia Select Large-Cap Value Fund	101,000	1.90%	3,010,000	6.96%

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	Class B	Percentage of Class B net assets	Class C	Percentage of Class C net assets
Columbia Select Smaller-Cap Value Fund	$722,000	2.20%	$2,781,000	6.14%
Columbia Seligman Communications and Information Fund	865,000	1.01%	20,528,000	3.10%
Columbia Seligman Global Technology Fund	505,000	2.25%	4,631,000	6.30%
Columbia Strategic Allocation Fund	6,013,000	6.61%	409,000	1.11%
Columbia U.S. Government Mortgage Fund	845,000	4.81%	52,000	0.90%
RiverSource Balanced Fund	704,000	4.45%	1,477,000	16.33%
RiverSource California Tax-Exempt Fund	75,000	2.88%	30,000	0.89%
RiverSource Disciplined International Equity Fund	321,000	5.81%	14,000	1.52%
RiverSource Disciplined Small and Mid Cap Equity Fund	50,000	6.37%	5,000	2.44%
RiverSource Disciplined Small Cap Value Fund	16,000	9.43%	2,000	1.66%
RiverSource Intermediate Tax-Exempt Fund	109,000	3.43%	54,000	0.82%
RiverSource LaSalle Global Real Estate Fund	N/A	N/A	788,000	35.06%
RiverSource LaSalle Monthly Dividend Real Estate Fund	27,000	1.16%	317,000	14.10%
RiverSource New York Tax-Exempt Fund	54,000	2.85%	11,000	0.10%
RiverSource Partners Fundamental Value Fund	2,349,000	4.69%	128,000	12.88%
RiverSource Partners International Select Growth Fund	944,000	4.53%	2,023,000	24.87%
RiverSource Partners International Small Cap Fund	213,000	4.09%	2,000	0.03%
RiverSource Precious Metals and Mining Fund	364,000	2.61%	42,000	0.19%
RiverSource Real Estate Fund	384,000	5.38%	15,000	0.32%
RiverSource Short Duration U.S. Government Fund	3,429,000	5.28%	1,491,000	93.39%
RiverSource Small Company Index Fund	1,330,000	3.12%	N/A	N/A
RiverSource Strategic Income Allocation Fund	1,143,000	4.15%	119,000	0.63%
RiverSource Tax-Exempt High Income Fund	835,000	2.38%	182,000	1.06%
Seligman California Municipal High-Yield Fund	N/A	N/A	242,000	4.19%
Seligman California Municipal Quality Fund	N/A	N/A	203,000	6.00%
Seligman Capital Fund	68,000	1.72%	5,273,000	12.95%
Seligman Growth Fund	3,750,000	4.29%	2,110,000	8.12%
Seligman Minnesota Municipal Fund	N/A	N/A	93,000	5.84%
Seligman National Municipal Fund	N/A	N/A	2,282,000	6.73%
Seligman New York Municipal Fund	N/A	N/A	265,000	3.12%
Seligman TargETFund 2015	N/A	N/A	982,000	10.39%
Seligman TargETFund 2025	N/A	N/A	1,063,000	8.43%
Seligman TargETFund 2035	N/A	N/A	328,000	12.46%
Seligman TargETFund 2045	N/A	N/A	192,000	17.84%
Seligman TargETFund Core	N/A	N/A	1,787,000	7.24%
Threadneedle Global Equity Income Fund	87,000	3.93%	6,000	0.95%
Threadneedle International Opportunity Fund	716,000	3.95%	62,000	0.85%

PAYMENTS TO FINANCIAL INTERMEDIARIES

The distributor and its affiliates make or support additional cash payments out of their own resources (including profits earned from providing services to the funds) to financial intermediaries, including payment to affiliated broker-dealers, in connection with agreements between the distributor and financial intermediaries pursuant to which these financial intermediaries sell fund shares and provide services to their clients who are shareholders of the funds. These payments do not change the price paid by investors and fund shareholders for the purchase or ownership of shares of the funds, and these payments are not reflected in the fees and expenses of the funds, as they are not paid by the funds. These payments are in addition to fees paid by the funds to the distributor under 12b-1 plans, which fees may be used to compensate financial intermediaries for the distribution of fund shares and the servicing of fund shareholders, or paid by the funds to the transfer agent under the transfer agent agreement or plan administration agreement, which fees may be used to support networking or

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servicing fees to compensate financial intermediaries for supporting shareholder account maintenance, sub-accounting, plan recordkeeping or other services provided directly by the financial intermediary to shareholders or plans and plan participants, including retirement plans, 529 plans, Health Savings Account plans, or other plans, where participants beneficially own shares of the funds.

These payments are typically made pursuant to an agreement between the distributor and the financial intermediary, and are typically made in support of marketing and sales support efforts or program and shareholder servicing, as further described below. These payments are usually calculated based on a percentage of fund assets owned through the financial intermediary and/or as a percentage of fund sales attributable to the financial intermediary. Certain financial intermediaries require flat fees instead of or in addition to these asset-based fees as compensation for including or maintaining funds on their platforms, and, in certain situations, may require the reimbursement of ticket or operational charges — fees that a financial intermediary charges its representatives for effecting transactions in the funds. The amount of payment varies by financial intermediary, and often is significant. In addition, the amount of payments may differ based upon the type of fund sold or maintained; for instance, the amount of payments for an equity fund may differ from payments for a money-market or fixed income fund. Asset-based payments generally will be made in a range of up to 0.25% of assets or 0.25% of sales or some combination thereof. Exceptions to these general ranges will be considered on a case-by-case basis. Flat fees or annual minimum fees required by a financial intermediary in addition to such asset-based fees, are considered on a case-by-case basis.

Marketing and Sales Support

Payments may be paid in support of retail, institutional, plan or other fee-based advisory program distribution efforts. These payments are typically made by the distributor in its efforts to advertise to and/or educate the financial intermediary’s personnel, including its registered representatives, about the fund. As a result of these payments, the distributor may obtain a higher profile and greater visibility for the fund within the financial intermediary’s organization, including placement of the fund on the financial intermediary’s preferred or recommended list. The distributor may also obtain greater access to sales meetings, sales representatives, and management representatives of the financial intermediary, including potentially having increased opportunity for fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and their clients and other events sponsored by the financial intermediary.

Program and Shareholder Servicing

Payments may be made in support of recordkeeping, reporting, transaction processing, and other plan administration services provided by a financial intermediary to or through retirement plans, 529 plans, Health Savings Account plans, or other plans or fee-based advisory programs but may also be made in support of certain retail advisory programs, including wrap programs. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These payments may also include services rendered in connection with fund selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services.

Below is a list of firms that the distributor and its affiliates make payments to for the above described services.

•	ACS HR Solutions

•	ADP Broker-Dealer, Inc.

•	American Century Investment Management, Inc. and American Century Investment Services, Inc.

•	Ameriprise Financial Services, Inc./American Enterprise Investment Services, Inc.

•	Associated Securities Corp.

•	Benefit Plans Administrative Services, Inc. and Community Bank System, Inc.

•	Boston Financial Data Services, Inc.

•	Charles Schwab Trust Company

•	Charles Schwab and Company, Inc.

•	Citigroup Global Markets Inc.

•	Columbia Management Advisors, LLC and Columbia Management Distributors, Inc.

•	Digital Retirement Solutions, Inc.

•	Expertplan, Inc.

•	Fidelity Brokerage Services/National Financial Services

•	Fidelity Investments Institutional Operations Company/Fidelity Investments Institutional Service Company

•	FTJ Fund Choice, LLC

•	GWFS Equities, Inc.

•	Hartford Life Insurance Company

•	Hartford Securities Distribution Company, Inc.

•	ICMA-RC Services LLC

•	ING Institutional Plan Services, LLC

•	ING Life Insurance and Annuity Company

•	J.P. Morgan Chase Bank, N.A.

•	J.P. Morgan Retirement Plan Services, LLC

•	John Hancock Life Insurance Company

•	John Hancock Life Insurance Company New York

•	Lincoln Retirement Services Company LLC

•	LPL Financial Corporation

•	Massachusetts Mutual Life Insurance Company (Mass Mutual/MML)

161

•	Mercer HR Services, LLC

•	Merrill Lynch Life Insurance Company

•	Merrill Lynch, Pierce, Fenner & Smith, Inc.

•	Mid Atlantic Capital Corporation

•	Minnesota Life Insurance Company

•	ML Life Insurance Company of New York

•	Morgan Stanley & Co., Inc.

•	MSCS Financial Services, LLC

•	Mutual Service Corporation

•	Nationwide Financial Services, Inc.

•	Newport Retirement Services, Inc.

•	NYLife Distributors LLC

•	Oppenheimer & Co. Inc.

•	Principal Life Insurance Company

•	Prudential Insurance Company of America/Prudential Investments Retirement Services

•	Prudential Investment Management Services LLC/Prudential Investments LLC

•	Raymond James & Associates, Inc. and Raymond James Financial Services, Inc.

•	RBC Capital Markets Corporation

•	Reliance Trust Company

•	The Retirement Plan Company, LLC

•	Securities America, Inc.

•	Standard Retirement Services, Inc.

•	TD Ameritrade Trust Company

•	The Princeton Retirement Group, Inc. and GPC Securities, Inc.

•	UBS Financial Services, Inc.

•	UVest Financial Services Group, Inc.

•	The Vanguard Group, Inc.

•	Vertical Management Systems, Inc.

•	Wachovia Bank NA

•	Waterstone Financial Group, Inc.

•	Wells Fargo Advisors Financial Network, LLC

•	Wells Fargo Bank N.A.

•	Wilmington Trust Company

•	Wilmington Trust Retirement and Institutional Services Company

Other Payments

The distributor and its affiliates may separately pay financial intermediaries in order to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, client and investor events and other financial intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. The amount of these payments varies depending upon the nature of the event. The distributor and its affiliates make payments for such events as they deem appropriate, subject to internal guidelines and applicable law.

From time to time, to the extent permitted by SEC and NASD rules and by other applicable laws and regulations, the distributor and its affiliates may make other reimbursements or payment to financial intermediaries or their registered representatives, including non-cash compensation, in the form of gifts of nominal value, occasional meals, tickets, or other entertainment, support for due diligence trips, training and educational meetings or conference sponsorships, support for recognition programs, and other forms of non-cash compensation permissible under regulations to which these financial intermediaries and their representatives are subject. To the extent these are made as payments instead of reimbursement, they may provide profit to the financial intermediary to the extent the cost of such services was less than the actual expense of the service.

The financial intermediary through which you are purchasing or own shares of funds has been authorized directly or indirectly by the distributor to sell funds and/or to provide services to you as a shareholder of funds. Investors and current shareholders may wish to take such payment arrangements into account when considering and evaluating any recommendations they receive relating to fund shares.

If you have questions regarding the specific details regarding the payments your financial intermediary may receive from the distributor or its affiliates related to your purchase or ownership of funds, please contact your financial intermediary.

CUSTODIAN SERVICES

The funds’ securities and cash are held pursuant to a custodian agreement with JPMorgan Chase Bank, N.A. (JPMorgan), 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005. The custodian is permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each fund pays its custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian’s out-of-pocket expenses.

As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of JPMorgan or in other financial institutions as permitted by law and by the fund’s custodian agreement.

162

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services’ responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each Independent Director, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

Organizational Information

Each fund is an open-end management investment company. The funds’ headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The shares of a fund represent an interest in that fund’s net assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

As a shareholder in a fund, you have voting rights over the fund’s management and fundamental policies. You are entitled to vote based on your total dollar interest in the fund. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. Shares of the RiverSource and Threadneedle funds have cumulative voting rights with respect to the election of Board members. This means that you have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected, all of which may, in the shareholder’s discretion, be voted for a single director. The Seligman funds do not provide for cumulative voting rights.

DIVIDEND RIGHTS

Dividends paid by a fund, if any, with respect to each applicable class of shares will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

SHAREHOLDER LIABILITY

For funds organized as Massachusetts business trusts, under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the “Declaration of Trust”), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a

163

Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.

Table 25. Fund History Table

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Columbia Frontier Fund, Inc.	7/9/84	12/10/84	Corporation	MD	10/31	Yes
Columbia Seligman Communications and Information Fund, Inc.(19)	10/8/82	6/23/83	Corporation	MD	12/31	Yes
RiverSource Bond Series, Inc.(2)	4/29/81, 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Floating Rate Fund		2/16/06				Yes
Columbia Income Opportunities Fund		6/19/03				Yes
Columbia Inflation Protected Securities Fund		3/4/04				No
Columbia Limited Duration Credit Fund(19)		6/19/03				Yes
RiverSource California Tax-Exempt Trust	4/7/86		Business Trust	MA	8/31(10)
RiverSource California Tax-Exempt Fund		8/18/86				No
RiverSource Dimensions Series, Inc.	2/20/68, 4/8/86(1)		Corporation	NV/MN	7/31
RiverSource Disciplined Small and Mid Cap Equity Fund		5/18/06				Yes
RiverSource Disciplined Small Cap Value Fund		2/16/06				Yes
RiverSource Diversified Income Series, Inc.(2)	6/27/74, 4/8/86(1)		Corporation	NV/MN	8/31
Columbia Diversified Bond Fund(3)		10/3/74				Yes
RiverSource Equity Series, Inc.	3/18/57, 4/8/86(1)		Corporation	NV/MN	11/30
Columbia Mid Cap Growth Opportunity Fund(4),(19)		6/4/57				Yes
RiverSource Global Series, Inc.	10/28/88		Corporation	MN	10/31
Columbia Absolute Return Currency and Income Fund		6/15/06				Yes
Columbia Emerging Markets Bond Fund		2/16/06				No
Columbia Global Bond Fund		3/20/89				No
Columbia Emerging Markets Opportunity Fund(4),(5),(11),(19)		11/13/96				Yes
Columbia Global Equity Fund(5),(6),(11)		5/29/90				Yes
Columbia Global Extended Alpha Fund		8/1/08				Yes
Threadneedle Global Equity Income Fund		8/1/08				Yes
RiverSource Government Income Series, Inc.	3/12/85		Corporation	MN	5/31
Columbia U.S. Government Mortgage Fund		2/14/02				Yes
RiverSource Short Duration U.S. Government Fund(3)		8/19/85				Yes
Columbia Government Money Market Fund, Inc.(17)	6/29/76	1/31/77	Corporation	MD	12/31	Yes
RiverSource High Yield Income Series, Inc.	8/17/83		Corporation	MN	5/31
Columbia High Yield Bond Fund(3)		12/8/83				Yes
RiverSource Income Series, Inc.	2/10/45; 4/8/86(1)		Corporation	NV/MN	1/31(7)
Columbia Income Builder Fund(19)		2/16/06				Yes
Columbia Income Builder Fund II(19)		2/16/06				Yes
Columbia Income Builder Fund III(19)		2/16/06				Yes
RiverSource International Managers Series, Inc.(2)	5/9/01		Corporation	MN	10/31
Columbia Multi-Advisor International Value Fund(11),(19)		9/28/01				Yes
RiverSource Partners International Select Growth Fund(11)		9/28/01				Yes
RiverSource Partners International Small Cap Fund(11)		10/3/02				Yes

164

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
RiverSource International Series, Inc.(2)	7/18/84		Corporation	MN	10/31
Columbia Asia Pacific ex-Japan Fund(19)		7/15/09				Yes
Columbia European Equity Fund(5),(11)		6/26/00				Yes
RiverSource Disciplined International Equity Fund		5/18/06				Yes
Threadneedle International Opportunity Fund(4),(5),(11)		11/15/84				Yes
RiverSource Investment Series, Inc.	1/18/40; 4/8/86(1)		Corporation	NV/MN	9/30
Columbia Diversified Equity Income Fund		10/15/90				Yes
Columbia Large Quantitative Growth Fund(19)		5/17/07				Yes
Columbia Large Quantitative Value Fund(19)		8/1/08				Yes
Columbia Mid Cap Value Opportunity Fund(19)		2/14/02				Yes
RiverSource Balanced Fund(4)		4/16/40				Yes
RiverSource Large Cap Series, Inc.(2)	5/21/70, 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Large Core Quantitative Fund(4),(19)		4/24/03				Yes
RiverSource Managers Series, Inc.(2)	3/20/01		Corporation	MN	5/31
Columbia Multi-Advisor Small Cap Value Fund(11),(19)		6/18/01				Yes
RiverSource Partners Fundamental Value Fund(11)		6/18/01				Yes
RiverSource Market Advantage Series, Inc.	8/25/89		Corporation	MN	1/31
Columbia Portfolio Builder Conservative Fund		3/4/04				Yes
Columbia Portfolio Builder Moderate Conservative Fund		3/4/04				Yes
Columbia Portfolio Builder Moderate Fund		3/4/04				Yes
Columbia Portfolio Builder Moderate Aggressive Fund		3/4/04				Yes
Columbia Portfolio Builder Aggressive Fund		3/4/04				Yes
Columbia Portfolio Builder Total Equity Fund		3/4/04				Yes
RiverSource S&P 500 Index Fund		10/25/99				Yes
RiverSource Small Company Index Fund		8/19/96				Yes
RiverSource Money Market Series, Inc.	8/22/75; 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Money Market Fund(19)		10/6/75				Yes
RiverSource Sector Series, Inc.	3/25/88		Corporation	MN	6/30
Columbia Dividend Opportunity Fund(8)		8/1/88				Yes
RiverSource Real Estate Fund		3/4/04				No
RiverSource Selected Series, Inc.	10/5/84		Corporation	MN	3/31
RiverSource Precious Metals and Mining Fund(9)		4/22/85				No
RiverSource Series Trust(14)	1/27/06		Business Trust	MA	4/30
Columbia 120/20 Contrarian Equity Fund		10/18/07				Yes
Columbia Marsico Flexible Capital Fund		9/28/10				No
Columbia Recovery and Infrastructure Fund		2/19/09				No
Columbia Retirement Plus 2010 Fund		5/18/06				Yes
Columbia Retirement Plus 2015 Fund		5/18/06				Yes
Columbia Retirement Plus 2020 Fund		5/18/06				Yes
Columbia Retirement Plus 2025 Fund		5/18/06				Yes
Columbia Retirement Plus 2030 Fund		5/18/06				Yes
Columbia Retirement Plus 2035 Fund		5/18/06				Yes
Columbia Retirement Plus 2040 Fund		5/18/06				Yes
Columbia Retirement Plus 2045 Fund		5/18/06				Yes
RiverSource Short Term Investments Series, Inc.(15)	4/23/68, 4/8/86(1)		Corporation	NV/MN	7/31
Columbia Short-Term Cash Fund		9/26/06				Yes
RiverSource Special Tax-Exempt Series Trust	4/7/86		Business Trust	MA	8/31(10)

165

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Columbia Minnesota Tax-Exempt Fund		8/18/86				No
RiverSource New York Tax-Exempt Fund		8/18/86				No
RiverSource Strategic Allocation Series, Inc.(2)	10/9/84		Corporation	MN	9/30
Columbia Strategic Allocation Fund(4)		1/23/85				Yes
RiverSource Strategic Income Allocation Fund		5/17/07				Yes
RiverSource Strategy Series, Inc.	1/24/84		Corporation	MN	3/31
Columbia Equity Value Fund		5/14/84				Yes
RiverSource Tax-Exempt Income Series, Inc.(2)	12/21/78; 4/8/86(1)		Corporation	NV/MN	11/30
RiverSource Tax-Exempt High Income Fund(4)		5/7/79				Yes
RiverSource Tax-Exempt Series, Inc.	9/30/76, 4/8/86(1)		Corporation	NV/MN	11/30
Columbia AMT-Free Tax-Exempt Bond Fund(19)		11/24/76				Yes
RiverSource Intermediate Tax-Exempt Fund		11/13/96				Yes
RiverSource Variable Series Trust(12)	9/11/07		Business Trust	MA	12/31
Disciplined Asset Allocation Portfolios – Aggressive		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Conservative		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Moderate		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Moderately Aggressive		5/1/08				Yes
Disciplined Asset Allocation Portfolios – Moderately Conservative		5/1/08				Yes
RiverSource Variable Portfolio – Balanced Fund(4)		4/30/86				Yes
RiverSource Variable Portfolio – Cash Management Fund		10/31/81				Yes
RiverSource Variable Portfolio – Core Equity Fund		9/10/04				Yes
RiverSource Variable Portfolio – Diversified Bond Fund(3)		10/13/81				Yes
RiverSource Variable Portfolio – Diversified Equity Income Fund		9/15/99				Yes
RiverSource Variable Portfolio – Dynamic Equity Fund(5),(16)		10/13/81				Yes
RiverSource Variable Portfolio – Global Bond Fund		5/1/96				No
RiverSource Variable Portfolio – Global Inflation Protected Securities Fund(13)		9/13/04				No
RiverSource Variable Portfolio – High Yield Bond Fund(3)		5/1/96				Yes
RiverSource Variable Portfolio – Income Opportunities Fund		6/1/04				Yes
RiverSource Variable Portfolio – Mid Cap Growth Fund(4)		5/1/01				Yes
RiverSource Variable Portfolio – Mid Cap Value Fund		5/2/05				Yes
RiverSource Variable Portfolio – S&P 500 Index Fund		5/1/00				Yes
RiverSource Variable Portfolio – Short Duration U.S. Government Fund(3)		9/15/99				Yes
Seligman Variable Portfolio – Growth Fund(16)		9/15/99				Yes
Seligman Variable Portfolio – Larger-Cap Value Fund(16)		02/4/04				Yes
Seligman Variable Portfolio – Smaller-Cap Value Fund(16)		9/15/99				Yes
Threadneedle Variable Portfolio – Emerging Markets Fund(4),(5),(11)		5/1/00				Yes
Threadneedle Variable Portfolio – International Opportunity Fund(4),(5),(11)		1/13/92				Yes
Variable Portfolio — Aggressive Portfolio		4/14/10				Yes
Variable Portfolio — AllianceBernstein International Value Fund		4/14/10				Yes
Variable Portfolio — American Century Diversified Bond Fund		4/14/10				Yes
Variable Portfolio — American Century Growth Fund		4/14/10				Yes
Variable Portfolio — Columbia Wanger International Equities Fund		4/14/10				Yes
Variable Portfolio — Columbia Wanger U.S. Equities Fund		4/14/10				Yes
Variable Portfolio — Conservative Portfolio		4/14/10				Yes
Variable Portfolio — Davis New York Venture Fund(11), (18)		5/1/06				Yes

166

Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Variable Portfolio — Eaton Vance Floating-Rate Income Fund		4/14/10				Yes
Variable Portfolio — Goldman Sachs Mid Cap Value Fund(11), (18)		2/4/04				Yes
Variable Portfolio — Invesco International Growth Fund		4/14/10				Yes
Variable Portfolio — J.P. Morgan Core Bond Fund		4/14/10				Yes
Variable Portfolio — Jennison Mid Cap Growth Fund		4/14/10				Yes
Variable Portfolio — Marsico Growth Fund		4/14/10				Yes
Variable Portfolio — MFS Value Fund		4/14/10				Yes
Variable Portfolio — Moderate Portfolio		4/14/10				Yes
Variable Portfolio — Moderately Aggressive Portfolio		4/14/10				Yes
Variable Portfolio — Moderately Conservative Portfolio		4/14/10				Yes
Variable Portfolio — Mondrian International Small Cap Fund		4/14/10				Yes
Variable Portfolio — Morgan Stanley Global Real Estate Fund		4/14/10				No
Variable Portfolio — NFJ Dividend Value Fund		4/14/10				Yes
Variable Portfolio — Partners Small Cap Growth Fund		4/14/10				Yes
Variable Portfolio — Partners Small Cap Value Fund(11), (18)		8/14/01				Yes
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund		4/14/10				Yes
Variable Portfolio — Pyramis International Equity Fund		4/14/10				Yes
Variable Portfolio — UBS Large Cap Growth Fund		4/14/10				Yes
Variable Portfolio — Wells Fargo Short Duration Government Fund		4/14/10				Yes
Seligman Capital Fund, Inc.	10/21/68	10/9/69	Corporation	MD	12/31	Yes
Seligman Global Fund Series, Inc.	11/22/91		Corporation	MD	10/31
Columbia Seligman Global Technology Fund(19)		5/23/94				Yes
Seligman Growth Fund, Inc.	1/26/37	4/1/37	Corporation	MD	12/31	Yes
Seligman LaSalle Real Estate Fund Series, Inc.	5/30/03		Corporation	MD	12/31
RiverSource LaSalle Global Real Estate Fund(17)		12/29/06				No
RiverSource LaSalle Monthly Dividend Real Estate Fund(17)		7/16/03				Yes
Seligman Municipal Fund Series, Inc.	8/8/83		Corporation	MD	9/30
Seligman National Municipal Class		12/31/83				Yes
Seligman Minnesota Municipal Class		12/30/83				No
Seligman New York Municipal Class		1/3/84				No
Seligman Municipal Series Trust	7/25/84		Business Trust	MA	9/30
Seligman California Municipal High-Yield Series		11/20/84				No
Seligman California Municipal Quality Series		11/20/84				No
Seligman Portfolios, Inc.	7/1/87		Corporation	MD	12/31
Seligman Capital Portfolio		6/21/88				Yes
Seligman Common Stock Portfolio		6/21/88				Yes
Seligman Communications and Information Portfolio		10/11/94				Yes
Seligman Global Technology Portfolio		5/1/96				Yes
Seligman International Growth Portfolio		5/3/93				Yes
Seligman Investment Grade Fixed Income Portfolio		6/21/88				Yes
Seligman Large-Cap Value Portfolio		5/1/98				Yes
Seligman Smaller-Cap Value Portfolio		5/1/98				Yes
Seligman TargetHorizon ETF Portfolios, Inc.	7/6/05		Corporation	MD	9/30
Seligman TargETFund 2015		10/3/05				Yes
Seligman TargETFund 2025		10/3/05				Yes
Seligman TargETFund 2035		10/2/06				Yes
Seligman TargETFund 2045		10/2/06				Yes

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Fund*	Date of Organization	Date Began Operations	Form of Organization	State of Organization	Fiscal Year End	Diversified**
Seligman TargETFund Core		10/3/05				Yes
Seligman Value Fund Series, Inc.	1/27/97		Corporation	MD	12/31
Columbia Select Large-Cap Value Fund(19)		4/25/97				Yes
Columbia Select Smaller-Cap Value Fund(19)		4/25/97				Yes

*	Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names. Effective Sept. 27, 2010, several of the funds were renamed from RiverSource, Seligman and Threadneedle to Columbia.
**	If a Non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from Non-diversified to diversified. A diversified fund may convert to Non-diversified status only with shareholder approval.
(1)	Date merged into a Minnesota corporation incorporated on April 8, 1986.
(2)	Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.
(3)	Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio – Bond Fund changed its name to Variable Portfolio – Diversified Bond Fund, Variable Portfolio – Extra Income Fund changed its name to Variable Portfolio – High Yield Bond Fund and Variable Portfolio – Federal Income Fund changed its name to Variable Portfolio – Short Duration U.S. Government Fund.
(4)	Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax-Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio – Equity Select Fund changed its name to Variable Portfolio – Mid Cap Growth Fund, Variable Portfolio – Threadneedle Emerging Markets Fund changed its name to Variable Portfolio – Emerging Markets Fund, Variable Portfolio – Threadneedle International Fund changed its name to Variable Portfolio – International Opportunity Fund, and Variable Portfolio – Managed Fund changed its name to Variable Portfolio – Balanced Fund.
(5)	Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio – Capital Resource Fund changed its name to Variable Portfolio – Large Cap Equity Fund, Variable Portfolio – Emerging Markets Fund changed its name to Variable Portfolio – Threadneedle Emerging Markets Fund and Variable Portfolio – International Fund changed its name to Variable Portfolio – Threadneedle International Fund.
(6)	Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.
(7)	Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.
(8)	Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.
(9)	Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.
(10)	Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.
(11)	Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Variable Portfolio – Fundamental Value Fund changed its name to RiverSource Partners Variable Portfolio – Fundamental Value Fund; RiverSource Variable Portfolio – Select Value Fund changed its name to RiverSource Partners Variable Portfolio – Select Value Fund; and RiverSource Variable Portfolio – Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio – Small Cap Value Fund.
(12)	Prior to January 2008, the assets of the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.
(13)	Effective June 8, 2005, Variable Portfolio – Inflation Protected Securities Fund changed its name to Variable Portfolio – Global Inflation Protected Securities Fund.
(14)	Prior to September 11, 2007, RiverSource Series Trust was known as RiverSource Retirement Series Trust.
(15)	Prior to April 21, 2006, RiverSource Short Term Investments Series, Inc. was known as AXP Stock Series, Inc.
(16)	Effective May 1, 2009, RiverSource Variable Portfolio – Growth Fund changed its name to Seligman Variable Portfolio – Growth Fund, RiverSource Variable Portfolio – Large Cap Equity Fund changed its name to RiverSource Variable Portfolio – Dynamic Equity Fund, RiverSource Variable Portfolio – Large Cap Value Fund changed its name to Seligman Variable Portfolio – Larger-Cap Value Fund, and RiverSource Variable Portfolio – Small Cap Advantage Fund changed its name to Seligman Variable Portfolio – Smaller-Cap Value Fund.
(17)	Effective Sept. 25, 2009, Seligman Cash Management Fund, Inc. changed its name to RiverSource Government Money Market Fund, Inc.; Seligman LaSalle Global Real Estate Fund changed its name to RiverSource LaSalle Global Real Estate Fund; and Seligman LaSalle Monthly Dividend Real Estate Fund changed its name to RiverSource LaSalle Monthly Dividend Real Estate Fund.
(18)	Effective May 1, 2010, RiverSource Partners Variable Portfolio – Fundamental Value Fund changed its name to Variable Portfolio – Davis New York Venture Fund; RiverSource Partners Variable Portfolio – Select Value Fund changed its name to Variable Portfolio – Goldman Sachs Mid Cap Value Fund; and RiverSource Partners Variable Portfolio – Small Cap Value Fund changed its name to Variable Portfolio – Partners Small Cap Value Fund.
(19)	Effective Sept. 27, 2010, RiverSource Limited Duration Bond Fund changed its name to Columbia Limited Duration Credit Fund; RiverSource Mid Cap Growth Fund changed its name to Columbia Mid Cap Growth Opportunity Fund; Threadneedle Emerging Markets Fund changed its name to Columbia Emerging Markets Opportunity Fund; RiverSource Income Builder Basic Income Fund changed its name to Columbia Income Builder Fund; RiverSource Income Builder Moderate Income Builder Fund changed its name to Columbia Income Builder Fund II; RiverSource Income Builder Enhanced Fund changed its name to Columbia Income Builder Fund III; RiverSource

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Partners International Select Value Fund changed its name to Columbia Multi-Advisor International Value Fund; Threadneedle Asia Pacific Fund changed its name to Columbia Asia Pacific ex-Japan Fund; RiverSource Disciplined Large Cap Growth Fund changed its name to Columbia Large Growth Quantitative Fund; RiverSource Disciplined Large Cap Value Fund changed its name to Columbia Large Value Quantitative Fund; RiverSource Mid Cap Value Fund changed its name to Columbia Mid Cap Value Opportunity Fund; RiverSource Disciplined Equity Fund changed its name to Columbia Large Core Quantitative Fund; RiverSource Partners Small Cap Value Fund changed its name to Columbia Multi-Advisor Small Cap Value Fund; RiverSource Cash Management Fund changed its name to Columbia Money Market Fund; RiverSource Tax-Exempt Bond Fund changed its name to Columbia AMT-Free Tax-Exempt Bond Fund; Seligman Communications and Information Fund, Inc. changed its name to Columbia Seligman Communications and Information Fund, Inc.; Seligman Global Technology Fund changed its name to Columbia Seligman Global Technology Fund; Seligman Large-Cap Value Fund changed its name to Columbia Select Large-Cap Value Fund; and Seligman Smaller-Cap Value Fund changed its name to Columbia Select Smaller-Cap Value Fund.

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Board Members and Officers

Shareholders elect a Board that oversees a fund’s operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of each fund’s Board members. Each Board member oversees 150 Columbia, RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders’ meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

On Nov. 7, 2008, Columbia Management announced the closing of its acquisition of J. & W. Seligman & Co. Incorporated (the “Seligman Acquisition”). In connection with the Seligman Acquisition, Messrs. Leroy C. Richie and John F. Maher, who were members of the Seligman funds’ Board prior to Nov. 7, 2008, began service on the Board after the Seligman Acquisition, which resulted in an overall increase from ten directors to twelve for all funds.

Table 26. Board Members

Independent Board Members*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Other present or past directorships (within past 5 years)	Committee memberships

Kathleen Blatz 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 1/11/06	Chief Justice, Minnesota Supreme Court, 1998-2006; Attorney	None	Board Governance, Compliance, Investment Review, Audit

Arne H. Carlson 901 S. Marquette Ave. Minneapolis, MN 55402 Age 76	Board member since 1/5/99	Chair, RiverSource and Threadneedle funds, 1999-2006; former Governor of Minnesota	None	Board Governance, Compliance, Contracts, Executive, Investment Review

Pamela G. Carlton 901 S. Marquette Ave. Minneapolis, MN 55402 Age 56	Board member since 7/11/07	President, Springboard-Partners in Cross Cultural Leadership (consulting company)	None	Distribution, Investment Review, Audit

Patricia M. Flynn 901 S. Marquette Ave. Minneapolis, MN 55402 Age 59	Board member since 11/1/04	Trustee Professor of Economics and Management, Bentley University; former Dean, McCallum Graduate School of Business, Bentley University	None	Board Governance, Contracts, Investment Review

Anne P. Jones 901 S. Marquette Ave. Minneapolis, MN 55402 Age 75	Board member since 3/1/85	Attorney and Consultant	None	Board Governance, Compliance, Executive, Investment Review, Audit

Jeffrey Laikind, CFA 901 S. Marquette Ave. Minneapolis, MN 55402 Age 75	Board member since 11/1/05	Former Managing Director, Shikiar Asset Management	American Progressive Insurance; Hapoalim Securities USA, Inc.	Distribution, Executive, Investment Review, Audit

Stephen R. Lewis, Jr. 901 S. Marquette Ave. Minneapolis, MN 55402 Age 71	Chair of the Board since 1/1/07, Board member since 1/1/02	President Emeritus and Professor of Economics, Carleton College	Valmont Industries, Inc. (manufactures irrigation systems)	Board Governance, Compliance, Contracts, Executive, Investment Review

John F. Maher 901 S. Marquette Ave. Minneapolis, MN 55402 Age 67	Board member since 12/10/08	Retired President and Chief Executive Officer and former Director, Great Western Financial Corporation (financial services), 1986-1997	None	Distribution, Investment Review, Audit

Catherine James Paglia 901 S. Marquette Ave. Minneapolis, MN 55402 Age 58	Board member since 11/1/04	Director, Enterprise Asset Management, Inc. (private real estate and asset management company)	None	Board Governance, Compliance, Contracts, Executive, Investment Review

170

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Other present or past directorships (within past 5 years)	Committee memberships
Leroy C. Richie 901 S. Marquette Ave. Minneapolis, MN 55402 Age 69	Board member since 11/11/08	Counsel, Lewis & Munday, P.C. since 2004; former Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation	Digital Ally, Inc. (digital imaging); Infinity, Inc. (oil and gas exploration and production); OGE Energy Corp. (energy and energy services)	Contracts, Distribution, Investment Review

Alison Taunton-Rigby 901 S. Marquette Ave. Minneapolis, MN 55402 Age 66	Board member since 11/13/02	Chief Executive Officer and Director, RiboNovix, Inc. since 2003 (biotechnology); former President, Aquila Biopharmaceuticals	Idera Pharmaceuticals, Inc. (biotechnology); Healthways, Inc. (health management programs)	Contracts, Distribution, Executive, Investment Review

*	Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. because he serves as an independent director of a broker-dealer that has executed transactions for a subadviser to this fund.

Board Member Affiliated with the Investment Manager*

Name, address, age	Position held with funds and length of service	Principal occupation during past five years	Other present or past directorships (within past 5 years)	Committee memberships
William F. Truscott 53600 Ameriprise Financial Center Minneapolis, MN 55474 Age 50	Board member since 11/7/01, Vice President since 2002	Chairman of the Board, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, 2001-April 2010); Senior Vice president, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Chief Executive Officer, U.S. Asset Management & President – Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer, 2005-April 2010 and Senior Vice President – Chief Investment Officer, 2001-2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since May 2010 (previously Chairman of the Board and Chief Executive Officer, 2008-April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006	None	None

*	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

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The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the funds’ other officers are:

Table 27. Fund Officers

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
J. Kevin Connaughton One Financial Center Boston, MA 02111 Age 46	President since 5/1/10	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds since 2009 (previously Senior Vice President and Chief Financial Officer, June 2008 - January 2009); President, Atlantic Funds and Nations Funds since 2009; Managing Director of Columbia Management Advisors, LLC, December 2004 - April 2010; Treasurer, Columbia Funds, October 2003 - May 2008; Treasurer, the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 - December 2006; Senior Vice President – Columbia Management Advisors, LLC, April 2003 - December 2004; President, Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 - October 2004

Amy K. Johnson 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Vice President since 12/5/06	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since May 2010 (previously Chief Administrative Officer, 2009 – April 2010 and Vice President – Asset Management and Trust Company Services, 2006–2009 and Vice President – Operations and Compliance, 2004-2006); Senior Vice President, Columbia Funds, Atlantic Funds and Nations Funds since May 2010; Director of Product Development – Mutual Funds, Ameriprise Financial, Inc., 2001-2004

Jeffrey P. Fox 105 Ameriprise Financial Center Minneapolis, MN 55474 Age 55	Treasurer since 7/10/02	Chief Financial Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) and of Seligman Data Corp. since 2008; Vice President – Investment Accounting, Ameriprise Financial, Inc. since 2002; Chief Financial Officer, RiverSource Distributors, Inc. since 2006

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474 Age 51	Vice President, General Counsel and Secretary since 12/5/06	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, 2005-April 2010 and Vice President – Asset Management Compliance, 2004-2005); Senior Vice President, Secretary and Chief Legal Officer, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Senior Vice President and Chief Compliance Officer, USBancorp Asset Management, 2002-2004

Michael A. Jones 100 Federal Street Boston, MA 02110 Age 51	Vice President since 5/1/10	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC, 2007 – April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc., 2006 – April 2010; former Co-President and Senior Managing Director, Robeco Investment Management

172

Name, address, age	Position held with funds and length of service	Principal occupation during past five years
Colin Moore One Financial Center Boston, MA 02111 Age 52	Vice President since 5/1/10	Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Senior Vice President, Atlantic Funds, Columbia Funds and Nations Funds since May 2010; Manager, Managing Director and Chief Investment Officer, Columbia Management Advisors, LLC, 2007- April 2010; Head of Equities, Columbia Management Advisors, LLC, 2002-Sept. 2007

Linda Wondrack One Financial Center Boston, MA 02111 Age 46	Chief Compliance Officer since 5/1/10	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds since 2007; Senior Vice President and Chief Compliance Officer, Atlantic Funds and Nations Funds since 2007; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, June 2005 - April 2010; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 - May 2005

Neysa M. Alecu 2934 Ameriprise Financial Center Minneapolis, MN 55474 Age 46	Money Laundering Prevention Officer since 11/9/05 and Identity Theft Prevention Officer since 2008	Vice President – Compliance, Ameriprise Financial, Inc. since 2008; Anti-Money Laundering Officer and Identity Theft Prevention Officer, Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) since 2008; Anti-Money Laundering Officer, Ameriprise Financial, Inc. since 2005; Compliance Director, Ameriprise Financial, Inc., 2004-2008;

Responsibilities of Board with respect to fund management

The Board is chaired by an Independent Director who has significant additional responsibilities compared to the other Board members, including, among other things: setting the agenda for Board meetings, communicating and meeting regularly with Board members between Board and committee meetings on fund-related matters with the funds’ Chief Compliance Officer, counsel to the Independent Directors, and representatives of the funds’ service providers and overseeing Board Services. The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager’s profitability in order to determine whether to continue existing contracts or negotiate new contracts. The Board also oversees fund risks, primarily through the functions (described below) performed by the Investment Review Committee, the Audit Committee and the Compliance Committee.

Committees of the Board

The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Distribution Committee, Executive Committee, Investment Review Committee and Audit Committee. These Committees are comprised solely of Independent Directors (persons who are not “interested persons” of the fund as that term is defined in the 1940 Act. The table above describing each Director also includes their respective committee memberships. The duties of these committees are described below.

Mr. Lewis, as Chair of the Board, acts as a point of contact between the Independent Directors and the investment manager between Board meetings in respect of general matters.

Board Governance Committee — Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters. The committee also reviews candidates for Board membership, including candidates recommended by shareholders.

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To be considered as a candidate for director, recommendations must include a curriculum vitae and be mailed to the Chair of the Board, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing not less than 120 days before the date of the proxy statement for the previous year’s annual meeting of shareholders, if such a meeting is held. The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.

The committee will consider and evaluate candidates submitted by the nominating shareholder or group on the basis of the same criteria as those used to consider and evaluate candidates submitted from other sources. The committee may take into account a wide variety of factors in considering director candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the fund; (vii) the candidate’s ability to qualify as an independent director; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors.

Members of the committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Director, as encapsulated in their bios included above in Table 26.

The Board believes that the funds are well-served by a Board, the membership of which consists of persons that represent a broad mix of professional and personal backgrounds. In considering nominations, the Committee takes the following matrix into account in assessing how a candidate’s professional background would fit into the mix of experiences represented by the then-current Board.

PROFESSIONAL BACKGROUND — 2010
Name	Geographic	For Profit; CIO/CFO; CEO/COO	Non-Profit; Government; CEO	Investment	Legal; Regulatory	Political	Academic	Distribution; Marketing	Audit Committee; Financial Expert
Blatz	MN		X		X	X
Carlson	MN		X			X
Carlton	NY			X	X				X
Flynn	MA						X
Jones	MD				X				X
Laikind	NY	X		X				X	X
Lewis	MN		X				X
Maher	CT	X		X					X
Paglia	NY	X		X					X
Richie	MI	X			X
Taunton-Rigby	MA	X		X					X

With respect to the directorship of Mr. Truscott, who is not an Independent Director, the committee and the Board have concluded that having a senior member of the investment manager serve on the Board can facilitate the Independent Directors’ increased access to information regarding the funds’ investment manager, which is the funds’ most significant service provider.

Compliance Committee — Supports the funds’ maintenance of a strong compliance program by providing a forum for Independent Directors to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the funds’ Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the funds’ CCO to meet with Independent Directors on a regular basis to discuss compliance matters.

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Contracts Committee — Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.

Distribution Committee — Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.

Executive Committee — Acts for the Board between meetings of the Board.

Investment Review Committee — Reviews and oversees the management of the funds’ assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

Audit Committee — Oversees the accounting and financial reporting processes of the funds and internal controls over financial reporting. Oversees the quality and integrity of the funds’ financial statements and independent audits as well as the funds’ compliance with legal and regulatory requirements relating to the funds’ accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the funds’ independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor. The committee oversees the funds’ risks by, among other things, meeting with the funds’ internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the funds’ Disclosure Controls and Procedures.

This table shows the number of times the committees met during each fund’s most recent fiscal period. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 28. Committee Meetings

Fiscal Period	Board Governance Committee	Compliance Committee	Contracts Committee	Distribution Committee	Executive Committee	Investment Review Committee	Audit Committee
For funds with fiscal period ending January 31	5	5	6	4	2	6	6
For funds with fiscal period ending March 31	5	5	6	4	1	5	6
For funds with fiscal period ending April 30	5	5	6	3	0	5	6
For funds with fiscal period ending May 31	5	5	6	3	0	5	6
For funds with fiscal period ending June 30	5	5	6	2	0	5	6
For funds with fiscal period ending July 31	5	5	6	2	0	5	6
For funds with fiscal period ending August 31	5	5	6	2	0	5	7
For funds with fiscal period ending September 30	5	5	6	4	4	6	6
For funds with fiscal period ending October 31	5	5	6	4	3	6	6
For funds with fiscal period ending November 30	5	5	6	4	3	6	6
For funds with fiscal period ending December 31	5	5	6	4	2	6	6

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BOARD MEMBER HOLDINGS

The following table shows the Board members’ dollar range of equity securities beneficially owned on Dec. 31, 2009 of each individual fund owned by a Board member, and the aggregate dollar range of equity securities of all funds overseen by the Board members.

Table 29. Board Member Holdings

Based on net asset values as of Dec. 31, 2009:

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Kathleen Blatz	Columbia Absolute Return Currency and Income	$50,001-$100,000	Over $100,000
	Columbia Dividend Opportunity	Over $100,000
	Columbia Income Opportunities Fund	$10,001-$50,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	RiverSource Partners Small Cap Growth	$10,001-$50,000
	Columbia Multi-Advisor Small Cap Value	$10,001-$50,000
	RiverSource Precious Metals and Mining	$10,001-$50,000
	RiverSource Real Estate	$50,001-$100,000
	Columbia Strategic Allocation	Over $100,000
	Columbia Seligman Communication and Information Fund	$10,001-$50,000
	Seligman National Municipal Fund	$1-$10,000
	Columbia Emerging Markets Opportunity	$10,001-$50,000
	Threadneedle International Opportunity	Over $100,000
	Tri-Continental Corporation	$1-$10,000

Arne Carlson	Columbia Money Market	Over $100,000	Over $100,000
	Columbia Dividend Opportunity	$10,001-$50,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Columbia Portfolio Builder Moderate	$10,001-$50,000
	Columbia Recovery and Infrastructure	$1-$10,000
	RiverSource Short Duration U.S. Government	$1-$10,000
	Columbia Seligman Communications and Information	$10,001-$50,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity	$10,001-$50,000
	Tri-Continental Corporation	$1-$10,000

176

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Pamela Carlton	Columbia Absolute Return Currency and Income	$1-$10,000	Over $100,000**
	Columbia Money Market	$1-$10,000
	Columbia Diversified Equity Income	$10,001-$50,000
	Columbia Floating Rate*	$50,001-$100,000
	RiverSource Short Duration U.S. Government	$50,001-$100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity	$1-$10,000
	Columbia Global Equity	$1-$10,000
	Tri-Continental Corporation	$1-$10,000

Patricia M. Flynn	Columbia Portfolio Builder Moderately Aggressive*	$50,001-$100,000	Over $100,000*
	Columbia Money Market*	$10,001-$50,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Columbia Strategic Allocation*	Over $100,000
	Seligman Growth*	$50,000-$100,000
	Threadneedle International Opportunity*	$50,001-$100,000
	Tri-Continental Corporation	$10,001-$50,000

Anne P. Jones	Columbia Large Core Quantitative	$10,001-$50,000	Over $100,000
	Columbia Diversified Bond	$10,001-$50,000
	Columbia Diversified Equity Income	$10,001-$50,000
	Columbia Global Bond	Over $100,000
	Columbia High Yield Bond	Over $100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	RiverSource Short Duration U.S. Government	Over $100,000
	RiverSource Small Company Index	Over $100,000
	Columbia Strategic Allocation	$50,001-$100,000
	Seligman Growth	$10,001-$50,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Global Equity	$10,001-$50,000
	Tri-Continental Corporation	$1-$10,000

Jeffrey Laikind	Columbia 120/20 Contrarian Equity	$50,001-$100,000	Over $100,000
	Columbia Money Market	Over $100,000
	Columbia Dividend Opportunity	$50,001-$100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Tri-Continental Corporation	$1-$10,000

177

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Stephen R. Lewis, Jr.	Columbia 120/20 Contrarian Equity	$10,001-$50,000	Over $100,000**
	Columbia Absolute Return Currency and Income*	$10,001-$50,000
	Columbia Money Market*	$10,001-$50,000
	Columbia Diversified Bond*	$50,001-$100,000
	Columbia Diversified Equity Income*	Over $100,000
	Columbia Dividend Opportunity	$10,001-$50,000
	Columbia Emerging Markets Bond	$10,001-$50,000
	Columbia Global Bond	$10,001-$50,000
	Columbia Large Growth Quantitative*	$10,001-$50,000
	Columbia Mid Cap Growth Opportunity	$10,001-$50,000
	Columbia Strategic Allocation	$10,001-$50,000
	Columbia Seligman Communications and Information*	Over $100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity*	$50,001-$100,000
	Threadneedle Global Equity Income	$10,001-$50,000
	Threadneedle International Opportunity*	$50,001-$100,000
	Tri-Continental Corporation	$1-$10,000

John F. Maher	Columbia Money Market	$10,001-$50,000	Over $100,000**
	RiverSource LaSalle International Real Estate	$1-$10,000
	Columbia Seligman Communications and Information*	Over $100,000
	Seligman National Municipal Class	$10,001-$50,000
	Tri-Continental Corporation	$50,001-$100,000

Catherine James Paglia	Columbia Money Market*	$10,001-$50,000	Over $100,000**
	Columbia Floating Rate*	Over $100,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	Tri-Continental Corporation	$1-$10,000

178

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Leroy C. Richie	RiverSource Balanced	$1-$10,000	Over $100,000
	Columbia Large Core Quantitative	$1-$10,000
	Columbia Diversified Bond	$1-$10,000
	Columbia High Yield Bond	$1-$10,000
	RiverSource LaSalle International Real Estate	$1-$10,000
	RiverSource Partners International Select Growth	$1-$10,000
	RiverSource Short Duration U.S. Government	$1-$10,000
	Seligman Capital	$1-$10,000
	Columbia Seligman Communications and Information	$1-$10,000
	Columbia Frontier	$1-$10,000
	Columbia Seligman Global Technology	$1-$10,000
	Seligman Growth	$1-$10,000
	Columbia Select Large-Cap Value	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Select Smaller-Cap Value	$1-$10,000
	Columbia Emerging Markets Opportunity	$1-$10,000
	Columbia Global Equity	$1-$10,000
	Tri-Continental Corporation	Over $100,000

Alison Taunton-Rigby	Columbia 120/20 Contrarian Equity	$10,001-$50,000	Over $100,000
	Columbia Absolute Return Currency and Income	$50,001-$100,000
	Columbia Diversified Equity Income	$10,001-$50,000
	Columbia Income Builder Fund III	Over 100,000
	Columbia Mid Cap Value Opportunity	$50,001-$100,000
	RiverSource Partners International Select Growth	$50,001-$100,000
	Columbia Multi-Advisor Small Cap Value	$50,001-$100,000
	Columbia Strategic Allocation	$50,001-$100,000
	Columbia Seligman Communications and Information	$50,001-$100,000
	Seligman Growth	$50,001-$100,000
	Seligman LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Emerging Markets Opportunity	$50,001-$100,000
	Tri-Continental Corporation	$1-$10,000

179

Board Member	Fund	Dollar range of equity securities in the fund	Aggregate dollar range of equity securities of all Funds overseen by Board Member
Ted Truscott	Columbia 120/20 Contrarian Equity	$50,001-$100,000	Over $	100,000
	Columbia Absolute Return Currency and Income	$50,001-$100,000
	Columbia Large Core Quantitative	Over $100,000
	RiverSource Disciplined International Equity	Over $100,000
	Columbia Large Growth Quantitative	$50,001-$100,000
	Columbia Large Value Quantitative	$50,001-$100,000
	RiverSource Disciplined Small and Mid Cap Equity	$10,001-$50,000
	Columbia Diversified Bond	Over $100,000
	Columbia Diversified Equity Income	$1-$10,000
	Columbia Dividend Opportunity	$10,001-$50,000
	Columbia Emerging Markets Bond	$10,001-$50,000
	Columbia Global Bond	Over $100,000
	Columbia High Yield Bond	Over $100,000
	Columbia Income Opportunities	$50,001-$100,000
	Columbia Inflation Protected Securities	$10,001-$50,000
	Columbia Limited Duration Credit	Over $100,000
	Columbia Mid Cap Value Opportunity	$50,001-$100,000
	RiverSource Partners International Select Growth	Over $100,000
	Columbia Multi-Advisor International Value	$10,001-$50,000
	Columbia Portfolio Builder Moderate Aggressive	$50,001-$100,000
	Columbia Retirement Plus 2035	$10,001-$50,000
	Columbia Strategic Allocation	Over $100,000
	RiverSource Strategic Income Allocation	Over $100,000
	Columbia Seligman Communications and Information	$10,001-$50,000
	Columbia Seligman Global Technology Seligman Growth	$10,001-$50,000
	Seligman LaSalle International Real Estate	$1-$10,000
	Seligman National Municipal Class	$1-$10,000
	Columbia Seligman Premium Technology Growth	$10,001-$50,000
	Columbia Emerging Markets Opportunity	$10,001-$50,000
	Columbia Global Equity	Over $100,000
	Tri-Continental Corporation	$1-$10,000

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*	Deferred compensation invested in share equivalents:

A. Carlton	Columbia Money Market	$1-$10,000
	Columbia Floating Rate	$50,001-$100,000
B. Flynn	Columbia Portfolio Builder Moderately Aggressive	$50,001-$100,000
	Columbia Money Market	$1-$10,000
	Seligman Growth	$50,001-$100,000
	Threadneedle International Opportunity	$10,001-$50,000
C. Lewis	Columbia Money Market	$10,001-$50,000
	Columbia Diversified Bond	$1-$10,000
	Columbia Absolute Return Currency and Income	$10,001-$50,000
	Columbia Large Growth Quantitative	$10,001-$50,000
	Columbia Diversified Equity Income	$50,001-$100,000
	Columbia Emerging Markets Opportunity	$50,001-$100,000
	Columbia Seligman Communications and Information	$50,001-$100,000
	Threadneedle International Opportunity	$50,001-$100,000
D. Maher	Columbia Money Market	$10,001-$50,000
	Columbia Seligman Communications and Information	Over $100,000
E. Paglia	Columbia Money Market	$10,001-$50,000
	Columbia Floating Rate	Over $100,000

**	Total includes deferred compensation invested in share equivalents.

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned 3.79% of Columbia Retirement Plus 2035 Fund Class A, 1.08% of RiverSource Disciplined International Equity Fund Class A and 1.66% of Columbia 120/20 Contrarian Equity Fund Class A. The Board members and officers as a group owned less than 1% of the outstanding shares of any class of any other Columbia, RiverSource, Seligman or Threadneedle fund.

COMPENSATION OF BOARD MEMBERS

Total compensation. The following table shows the total compensation paid to independent Board members from all the funds in the last fiscal period.

Table 30. Board Member Compensation – All Funds

Board member(a)	Total Cash Compensation from Funds Paid to Board member
Kathleen Blatz	$194,765
Arne H. Carlson	210,399
Pamela G. Carlton	187,265	(b)
Patricia M. Flynn	200,994	(b)
Anne P. Jones	197,265
Jeffrey Laikind	200,566	(b)
Stephen R. Lewis, Jr.	391,959	(b)
John F. Maher	200,000	(b)
Catherine James Paglia	197,265
Leroy Richie	189,765
Alison Taunton-Rigby	189,765

(a)	Board member compensation is paid by the funds and is comprised of a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board. Compensation noted in the table does not include amounts paid by Ameriprise Financial to Board members for attendance at Board and committee meetings relating to Ameriprise Financial’s acquisition of the long-term asset management business of Columbia Management Group, LLC, including certain of its affiliates. The Chair of the Board did not receive any such compensation from Ameriprise Financial.

(b)	Ms. Carlton, Ms. Flynn, Mr. Laikind, Mr. Lewis and Mr. Maher elected to defer a portion of the total cash compensation payable during the period in the amount of $24,667, $92,667, $107,500, $77,333, and $200,000, respectively. Amount deferred by fund is set forth in Table 31. Additional information regarding the deferred compensation plan is described below.

The Independent Directors determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the Independent Directors, the Independent Directors take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Directors also recognize that these individuals’ advice and counsel are in demand

181

by other organizations, that these individuals may reject other opportunities because the time demands of their duties as Independent Directors, and that they undertake significant legal responsibilities. The Independent Directors also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the Independent Directors take into account, among other things, the Chair’s significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds’ Chief Compliance Officer, Counsel to the Independent Directors, and the Funds’ service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair’s compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2010, independent Board members will be paid an annual retainer of $125,000. Committee and sub- committee Chairs each receive an additional annual retainer of $5,000. In addition, Independent Board Directors are paid the following fees for attending Board and committee meetings: $5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Directors are not paid for special meetings conducted by telephone. In 2010, the Board’s Chair will receive total annual cash compensation of $430,000.

The Independent Directors may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource, Seligman or Threadneedle funds in the Fund Family and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on fund assets and liabilities.

Compensation from each fund. The following table shows the compensation paid to independent Board members from each fund during its last fiscal period.

Table 31. Board Member Compensation — Individual Funds

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
For funds with fiscal period ending January 31
Columbia Income Builder Fund	*	*	*	*	*	*	*	*	*	*	*
Columbia Income Builder Fund II	*	*	*	*	*	*	*	*	*	*	*
Columbia Income Builder Fund III	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Aggressive	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Conservative	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Moderate	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Moderate Aggressive	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Moderate Conservative	*	*	*	*	*	*	*	*	*	*	*
Columbia Portfolio Builder Total Equity	*	*	*	*	*	*	*	*	*	*	*
RiverSource S&P 500 Index — total	$294	$303	$273	$282	$295	$273	$677	$265	$303	$282	$282
Amount deferred	0	0	96	91	0	25	105	265	0	0	0
RiverSource Small Company Index — total	928	954	862	887	928	862	2,129	834	954	887	887
Amount deferred	0	0	302	287	0	80	329	834	0	0	0
For funds with fiscal period ending March 31
Columbia Equity Value — total	1,720	1,744	1,604	1,653	1,744	1,604	3,776	1,561	1,744	1,629	1,629
Amount deferred	0	0	463	595	0	336	618	1,561	0	0	0
RiverSource Precious Metals and Mining — total	354	359	330	339	359	330	776	321	358	335	335
Amount deferred	0	0	96	122	0	68	127	321	0	0	0

182

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
For funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity — total	$103	$104	$97	$100	$104	$97	$221	$95	$104	$99	$99
Amount deferred	0	0	24	38	0	29	37	95	0	0	0
Columbia Recovery and Infrastructure — total	912	929	869	903	929	869	1,880	853	929	886	886
Amount deferred	0	0	170	366	0	333	326	853	0	0	0
Columbia Retirement Plus 2010	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2015	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2020	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2025	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2030	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2035	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2040	*	*	*	*	*	*	*	*	*	*	*
Columbia Retirement Plus 2045	*	*	*	*	*	*	*	*	*	*	*
For funds with fiscal period ending May 31
Columbia High Yield Bond — total	4,436	4,626	4,212	4,374	4,495	4,212	9,268	4,114	4,495	4,271	4,271
Amount deferred	0	0	890	1,720	0	1,490	1,594	4,114	0	0	0
Columbia Multi-Advisor Small Cap Value — total	980	1,025	931	968	993	931	2,038	907	993	944	945
Amount deferred	0	0	196	381	0	330	350	907	0	0	0
Columbia U.S. Government Mortgage — total	664	687	625	643	671	625	1,398	604	671	632	631
Amount deferred	0	0	160	239	0	170	233	604	0	0	0
RiverSource Partners Fundamental Value — total	1,495	1,556	1,417	1,469	1,514	1,417	3,115	1,378	1,514	1,436	1,436
Amount deferred	0	0	314	570	0	474	532	1,378	0	0	0
RiverSource Short Duration U.S. Government — total	1,779	1,847	1,684	1,742	1,801	1,684	3,725	1,636	1,801	1,705	1,705
Amount deferred	0	0	384	672	0	544	633	1,636	0	0	0
For funds with fiscal period ending June 30
Columbia Dividend Opportunity — total	3,054	3,178	2,932	3,104	3,095	3,062	6,388	3,025	3,095	2,974	2,974
Amount deferred	0	0	534	1,327	0	1,329	1,167	3,025	0	0	0
RiverSource Real Estate — total	424	444	408	435	430	430	884	427	430	414	414
Amount deferred	0	0	69	190	0	199	164	427	0	0	0
For funds with fiscal period ending July 31
Columbia Floating Rate — total	1,013	1,076	972	1,032	1,027	1,017	2,116	1,011	1,027	986	986
Amount deferred	0	0	151	454	0	490	395	1,011	0	0	0
Columbia Income Opportunities — total	1,838	1,952	1,764	1,869	1,862	1,847	3,812	1,832	1,862	1,789	1,789
Amount deferred	0	0	271	826	0	898	714	1,832	0	0	0
Columbia Inflation Protected Securities — total	1,632	1,733	1,566	1,658	1,653	1,639	3,404	1,625	1,653	1,588	1,588
Amount deferred	0	0	244	731	0	790	636	1,625	0	0	0
Columbia Large Core Quantitative — total	10,069	10,674	9,637	10,207	10,203	10,076	20,381	10,019	10,203	9,771	9,771
Amount deferred	0	0	1,502	4,494	0	4,851	3,824	10,019	0	0	0
Columbia Limited Duration Credit — total	1,151	1,233	1,111	1,184	1,168	1,170	2,359	1,158	1,168	1,128	1,128
Amount deferred	0	0	145	539	0	620	453	1,158	0	0	0
Columbia Money Market — total	7,280	7,694	6,974	7,354	7,370	7,272	15,303	7,219	7,370	7,063	7,063
Amount deferred	0	0	1,162	3,195	0	3,350	2,824	7,219	0	0	0

183

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
RiverSource Disciplined Small and Mid Cap Equity — total	$340	$363	$327	$348	$345	$344	$706	$342	$345	$331	$331
Amount deferred	0	0	50	154	0	169	133	342	0	0	0
RiverSource Disciplined Small Cap Value — total	123	131	119	126	125	125	254	124	125	120	120
Amount deferred	0	0	17	56	0	62	48	124	0	0	0
For funds with fiscal period ending August 31
Columbia Diversified Bond — total	10,872	11,740	10,452	11,219	11,014	11,180	21,928	11,153	11,014	10,593	10,593
Amount deferred	0	0	1,384	5,161	0	5,973	4,319	11,153	0	0	0
Columbia Minnesota Tax-Exempt — total	827	891	794	851	837	847	1,665	845	838	804	804
Amount deferred	0	0	108	389	0	445	326	845	0	0	0
RiverSource California Tax-Exempt — total	389	417	373	398	394	396	782	395	394	377	377
Amount deferred	0	0	54	180	0	203	152	395	0	0	0
RiverSource New York Tax-Exempt — total	135	145	129	138	136	137	271	137	136	131	131
Amount deferred	0	0	18	63	0	71	53	137	0	0	0
For funds with fiscal period ending September 30
Columbia Diversified Equity Income — total	11,145	11,437	10,376	10,768	11,145	10,376	24,962	7,460	11,656	9,314	10,667
Amount deferred	0	0	2,800	3,875	0	0	3,806	6,697	3,540	0	0
Columbia Large Growth Quantitative — total	952	977	883	913	952	882	2,194	730	988	850	908
Amount deferred	0	0	291	304	0	0	332	691	163	0	0
Columbia Large Value Quantitative — total	330	339	305	315	330	305	770	277	341	308	314
Amount deferred	0	0	116	97	0	0	116	273	18	0	0
Columbia Mid Cap Value Opportunity — total	4,836	4,960	4,498	4,664	4,836	4,498	10,838	3,287	5,051	4,070	4,622
Amount deferred	0	0	1,242	1,665	0	0	1,651	2,970	1,461	0	0
Columbia Strategic Allocation — total	3,493	3,591	3,253	3,382	3,493	3,253	7,846	2,335	3,661	2,928	3,350
Amount deferred	0	0	873	1,219	0	0	1,197	2,091	1,124	0	0
RiverSource Balanced — total	1,543	1,585	1,436	1,491	1,543	1,436	3,469	1,042	1,614	1,297	1,477
Amount deferred	0	0	392	534	0	0	529	940	477	0	0
RiverSource Strategic Income Allocation — total	544	559	505	523	544	506	1,238	397	567	475	520
Amount deferred	0	0	155	179	0	0	188	369	123	0	0
Seligman California Municipal High-Yield — total	86	89	79	75	86	80	194	74	73	82	82
Amount deferred	0	0	25	20	0	0	25	68	0	0	0
Seligman California Municipal Quality — total	101	105	93	88	101	94	228	87	86	97	97
Amount deferred	0	0	30	23	0	0	29	20	0	0	0
Seligman Minnesota Municipal — total	170	176	156	148	170	157	382	146	145	162	162
Amount deferred	0	0	50	39	0	0	0	134	0	0	0

184

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
Seligman National Municipal — total	$625	$643	$582	$587	$624	$582	$1,494	$528	$615	$600	$600
Amount deferred	0	0	221	171	0	0	216	517	0	0	0
Seligman New York Municipal — total	187	194	173	165	187	173	425	162	164	179	179
Amount deferred	0	0	57	44	0	0	55	150	0	0	0
Seligman TargETFund 2015 — total	61	62	56	52	61	56	134	52	50	58	58
Amount deferred	0	0	17	14	0	0	16	47	0	0	0
Seligman TargETFund 2025 — total	69	71	64	60	69	64	154	59	58	66	66
Amount deferred	0	0	20	16	0	0	19	54	0	0	0
Seligman TargETFund 2035 — total	18	19	17	16	19	17	42	16	16	18	18
Amount deferred	0	0	0	0	0	0	5	15	0	0	0
Seligman TargETFund 2045 — total	10	10	9	8	10	9	23	9	9	10	10
Amount deferred	0	0	3	2	0	0	0	8	0	0	0
Seligman TargETFund Core — total	136	140	125	116	136	125	301	116	112	129	129
Amount deferred	0	0	39	30	0	0	37	105	0	0	0
For funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income — total	1,356	1,410	1,252	1,322	1,356	1,252	3,201	1,017	1,446	1,306	1,306
Amount deferred	0	0	366	459	0	0	490	891	364	0	0
Columbia Asia Pacific ex-Japan(a) — total	22	22	20	21	22	20	60	20	22	20	20
Amount deferred	0	0	8	6	0	0	9	20	0	0	0
Columbia Emerging Markets Bond — total	465	477	430	447	465	430	1,118	363	486	443	442
Amount deferred	0	0	137	150	0	0	170	330	94	0	0
Columbia Emerging Markets Opportunity — total	878	898	814	841	878	814	2,144	703	912	835	835
Amount deferred	0	0	275	276	0	0	325	656	137	0	0
Columbia European Equity — total	161	166	149	155	161	149	385	125	169	153	153
Amount deferred	0	0	47	52	0	0	59	113	34	0	0
Columbia Frontier — total	89	92	83	77	89	82	205	76	75	85	85
Amount deferred	0	0	26	20	0	0	26	70	0	0	0
Columbia Global Bond — total	1,293	1,329	1,196	1,246	1,293	1,196	3,068	970	1,361	1,232	1,232
Amount deferred	0	0	361	428	0	0	469	866	318	0	0
Columbia Global Equity — total	1,092	1,124	1,010	1,052	1,092	1,010	2,613	855	1,145	1,043	1,043
Amount deferred	0	0	325	352	0	0	398	780	213	0	0
Columbia Global Extended Alpha — total	16	16	14	15	16	15	38	12	16	15	15
Amount deferred	0	0	5	5	0	0	6	11	3	0	0
Columbia Multi-Advisor International Value — total	2,143	2,201	1,983	2,062	2,143	1,983	5,121	1,674	2,245	2,042	2,042
Amount deferred	0	0	633	693	0	0	780	1,518	432	0	0
Columbia Seligman Global Technology — total	673	691	622	595	672	622	1,581	583	594	640	640
Amount deferred	0	0	209	162	0	0	210	545	0	0	0
RiverSource Disciplined International Equity — total	908	931	840	873	908	840	2,166	699	951	863	863
Amount deferred	0	0	260	297	0	0	331	625	206	0	0

185

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
RiverSource Partners International Select Growth — total	$903	$929	$836	$870	$903	$836	$2,159	$703	$947	$861	$861
Amount deferred	0	0	266	293	0	0	329	637	186	0	0
RiverSource Partners International Small Cap — total	124	128	115	120	124	115	299	98	130	119	119
Amount deferred	0	0	37	40	0	0	46	89	24	0	0
Threadneedle Global Equity Income — total	54	55	50	52	54	50	131	44	56	52	52
Amount deferred	0	0	17	17	0	0	20	41	7	0	0
Threadneedle International Opportunity — total	902	927	835	869	902	835	2,163	709	945	861	861
Amount deferred	0	0	268	291	0	0	329	642	178	0	0
For funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond — total	1,649	1,703	1,526	1,586	1,649	1,526	3,963	1,467	1,715	1,580	1,580
Amount deferred	0	0	560	499	0	0	599	1,353	126	0	0
Columbia Mid Cap Growth Opportunity — total	1,441	1,479	1,332	1,375	1,441	1,332	3,423	1,277	1,489	1,370	1,370
Amount deferred	0	0	495	430	0	0	517	1,193	94	0	0
RiverSource Intermediate Tax-Exempt — total	220	227	203	211	219	203	527	195	228	210	210
Amount deferred	0	0	75	66	0	0	80	181	16	0	0
RiverSource Tax-Exempt High Income — total	5,635	5,818	5,215	5,420	5,635	5,215	13,540	5,012	5,860	5,399	5,399
Amount deferred	0	0	1,915	1,705	0	0	2,046	4,627	427	0	0
For funds with fiscal period ending December 31
Columbia Government Money Market — total	348	363	323	338	349	323	828	313	363	338	338
Amount deferred	0	0	129	101	0	0	124	313	0	0	0
Columbia Select Large-Cap Value — total	497	507	463	473	497	463	1,143	445	507	473	473
Amount deferred	0	0	185	142	0	0	172	445	0	0	0
Columbia Select Smaller-Cap Value — total	463	472	429	437	463	429	1,019	420	472	437	437
Amount deferred	0	0	172	131	0	0	153	420	0	0	0
Columbia Seligman Communications and Information — total	7,421	7,621	6,888	7,087	7,421	6,888	17,086	6,672	7,621	7,087	7,087
Amount deferred	0	0	2,755	2,126	0	0	2,563	6,672	0	0	0
RiverSource LaSalle Global Real Estate — total	31	32	29	30	31	29	71	28	32	29	29
Amount deferred	0	0	12	9	0	0	11	28	0	0	0
RiverSource LaSalle Monthly Dividend Real Estate — total	60	62	56	57	60	56	139	54	62	58	58
Amount deferred	0	0	22	17	0	0	21	54	0	0	0

186

	Aggregate Compensation from Fund
Fund	Blatz	Carlson	Carlton	Flynn	Jones	Laikind	Lewis	Maher	Paglia	Richie	Taunton- Rigby
Seligman Capital — total	$530	$545	$491	$507	$530	$491	$1,228	$476	$545	$507	$507
Amount deferred	0	0	197	152	0	0	184	476	0	0	0
Seligman Growth — total	1,806	1,825	1,672	1,690	1,806	1,672	3,803	1,654	1,825	1,690	1,690
Amount deferred	0	0	669	507	0	0	570	1,654	0	0	0

*	The Funds-of-Funds do not pay additional compensation to the Board members for attending meetings. Compensation is paid directly from the affiliated underlying funds in which each Fund-of-Funds invests.
(a)	For the period from July 15, 2009 (when shares became publicly available) to Oct. 31, 2009.

The funds, Columbia Management, unaffiliated and affiliated subadvisers, and Columbia Management Investment Distributors, Inc. have each adopted a Code of Ethics (collectively, the “Codes”) and related procedures reasonably designed to prevent violations of Rule 204A-1 under the Investment Advisers Act of 1940 and Rule 17j-1 under the 1940 Act. The Codes contain provisions reasonably necessary to prevent a fund’s access persons from engaging in any conduct prohibited by paragraph (b) of Rule 17j-1, which indicates that it is unlawful for any affiliated person of or principal underwriter for a fund, or any affiliated persons of an investment adviser of or principal underwriter for a fund, in connection with the purchase or sale, directly or indirectly, by the person of a security held or to be acquired by a fund (i) to employ any device, scheme or artifice to defraud a fund; (ii) to make any untrue statement of a material fact to a fund or omit to state a material fact necessary in order to make the statements made to a fund, in light of the circumstance under which they are made, not misleading; (iii) to engage in any act, practice or course of business that operates or would operate as a fraud or deceit on a fund; or (iv) to engage in any manipulative practice with respect to a fund. The Codes prohibit personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the funds.

Copies of the Codes are on public file with the SEC and can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Copies of the Codes are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov. Copies of the Codes may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

187

Control Persons and Principal Holders of Securities

The following table identifies those investors who, as of 30 days after the end of the fund’s fiscal period, owned 5% or more of any class of a fund’s shares and those investors who owned 25% or more of a fund’s shares (all share classes taken together). Investors who own more than 25% of a fund’s shares are presumed under securities laws to control the fund and would be able to determine the outcome of most issues that are submitted to shareholders for vote. The table is organized by fiscal year end. You can find your fund’s fiscal year end in Table 1.

Table 32. Control Persons and Principal Holders of Securities

As of 30 days after the end of the fund’s fiscal period:

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Funds with fiscal period ending January 31
Columbia Income Builder Fund	Charles Schwab & Co., Inc. (Charles Schwab) a brokerage firm in San Francisco, CA	Class A	24.34%	—
	Columbia Management Investment Advisers, LLC (Columbia Management), Minneapolis, MN	Class R4	100.00%	—
Columbia Income Builder Fund II	Charles Schwab	Class A	30.24%	26.31	%(a)
		Class R4	48.17%
	Columbia Management	Class R4	51.83%	—
Columbia Income Builder Fund III	Charles Schwab	Class A	30.62%	26.58	%(a)
		Class R4	74.05%
	Columbia Management	Class R4	25.95%	—
Columbia Portfolio Builder Aggressive	Wells Fargo Bank NA (Wells Fargo Bank), Minneapolis, MN	Class R4	52.43%	—
	Charles Schwab	Class R4	30.18%	—
	GWFS Equities Inc. (GWFS Equities), Greenwood Village, CO	Class R4	12.50%	—
Columbia Portfolio Builder Conservative	Charles Schwab	Class A	5.32%	—
		Class R4	20.85%
	Wells Fargo Bank	Class R4	59.72%	—
	Columbia Management	Class R4	13.92%	—
	GWFS Equities	Class R4	5.24%	—
Columbia Portfolio Builder Moderate	Charles Schwab	Class R4	54.79%	—
	Wells Fargo Bank	Class R4	32.25%	—
	MG Trust Company Cust. FBO Becker Tire & Treading, Inc., Denver, CO	Class R4	9.17%	—
Columbia Portfolio Builder Moderate Aggressive	Charles Schwab	Class R4	73.17%	—
	Fifth Third Bank TTEE, Cincinnati, OH	Class R4	11.66%	—
	MG Trust Company Cust. FBO Becker Tire & Treading, Inc., Denver, CO	Class R4	7.96%	—
	Wells Fargo Bank	Class R4	5.64%	—

188

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Portfolio Builder Moderate Conservative	Charles Schwab	Class R4	57.77%	—
	Columbia Management	Class R4	30.33%	—
	Wells Fargo Bank	Class R4	11.90%	—
Columbia Portfolio Builder Total Equity	Wells Fargo Bank	Class R4	52.82%	—
	Charles Schwab	Class R4	43.75%	—
RiverSource S&P 500 Index	Charles Schwab	Class A	100.00%	35.16	%(a)
		Class Z	21.47%
	Wachovia Bank NA (Wachovia Bank), Charlotte, NC	Class Z	78.44%	64.76	%(a)
RiverSource Small Company Index	Charles Schwab	Class A	6.24%	—
		Class R4	5.65%
	Wachovia Bank	Class R4	80.56%	—
Funds with fiscal period ending March 31
Columbia Equity Value	Charles Schwab	Class A	5.37%	—
	Columbia Management	Class R	21.35%	—
		Class R5	100.00%	—
		Class W	100.00%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	17.81%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.96%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.71%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.55%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	17.70%	—
	MG Trust Company, FBO Alumaline Corp. of America, Denver, CO	Class R	71.11%	—
	Frontier Trust Company, FBO Aurora Packing Company 401K, Fargo, ND	Class R	7.54%	—
	John Hancock Life Insurance Company, Buffalo, NY	Class R4	74.65%	—
	Wachovia Bank	Class R3	96.49%	—
		Class R4	19.20%	—
RiverSource Precious Metals and Mining	Charles Schwab	Class A	12.26%	—
		Class R4	57.96%	—
	Columbia Management	Class I	100.00%	—
	Merrill Lynch Pierce Fenner & Smith (MLP Fenner & Smith), Jacksonville, FL	Class C	13.50%	—
	Frontier Trust Company, FBO Jacinto Medical Group PA 401K, Fargo, ND	Class R4	32.22%	—
	MG Trust Company, FBO Saddle Butte Operating, Denver, CO	Class R4	7.99%	—
Funds with fiscal period ending April 30
Columbia 120/20 Contrarian Equity	Columbia Management	Class I	100.00%	—
		Class R5	100.00%

189

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Recovery and Infrastructure	Columbia Management	Class R	24.00%	—
		Class R3	100.00%
		Class R5	33.12%
	Columbia Portfolio Builder Aggressive	Class I	17.50%	—
	Columbia Portfolio Builder Moderate	Class I	26.33%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.60%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.80%	—
	Columbia Portfolio Builder Total Equity	Class I	17.31%	—
	Charles Schwab	Class R5	66.86%	—
	Frontier Trust Company FBO Brian P. Sommer	Class R	75.00%	—
	American Enterprise Investment Services Inc. (American Enterprise Investment Services), Minneapolis, MN	Class R4	29.19%	—
	NFS LLC FEBO Cisco Systems Inc., Acton, MA	Class R4	5.96%	—
Columbia Retirement Plus 2010	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Wachovia Bank	Class Z	100.00%	63.98	%(a)
Columbia Retirement Plus 2015	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Wachovia Bank	Class Z	100.00%	76.23	%(a)
Columbia Retirement Plus 2020	Columbia Management	Class R3	100.00%	—
		Class R4	100.00%
		Class R5	100.00%
	David T. Matthiesen, Littleton, CO	Class A	8.38%	—
	MG Trust Company FBO Applied Reliability Engineering, Denver, CO	Class R	80.49%	—
	Matrix Capital Bank MSCS (Matrix Capital), Denver, CO	Class R	14.86%	—
	Wachovia Bank	Class Z	100.00%	75.54	%(a)
Columbia Retirement Plus 2025	Columbia Management	Class R	16.35%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Eric Taketa, Wailuku, Hi	Class A	8.10%	—
	Anthony D. and Rebecca H. Marken, Lexington, MA	Class A	5.78%	—
	Matrix Capital	Class R	83.64%	—
	Wachovia Bank	Class Z	100.00%	87.25	%(a)

190

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Retirement Plus 2030	Columbia Management	Class R	31.82%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	John C. Bukowski, Suffern, NY	Class A	10.12%	—
	Steven and Teresa Bockian, Orlando, FL	Class A	5.89%	—
	MG Trust Company FBO Applied Reliability Engineering, Denver, CO	Class R	68.18%	—
	Wachovia Bank	Class Z	100.00%	87.56	%(a)
Columbia Retirement Plus 2035	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Gary L. and Karen L. Fournier, Vicksburg, MS	Class A	7.30%	—
	Richard and Stefanie A. Nelson, Hot Springs, SD	Class A	5.23%	—
	Wachovia Bank	Class Z	99.87%	89.55	%(a)
Columbia Retirement Plus 2040	Columbia Management	Class R	32.46%	—
		Class R3	100.00%
		Class R4	100.00%
		Class R5	100.00%
	Matrix Capital	Class R	67.53%	—
	Wachovia Bank	Class Z	98.82%	86.36	%(a)
Columbia Retirement Plus 2045	Columbia Management	Class R	82.98%	—
		Class R3	100.00%
		Class R4	28.19%
		Class R5	100.00%
	MG Trust Company FBO Applied Reliability Engineering, Denver, CO	Class R	17.02%	—
	Scottrade Inc. FBO Michael C. Davis, St. Louis, MO	Class R4	71.81%	—
	Wachovia Bank	Class Z	100.00%	88.66	%(a)
Funds with fiscal period ending May 31
Columbia High Yield Bond	MLP Fenner & Smith	Class C	14.76%	—
		Class R	69.10%
	Columbia Income Builder Fund	Class I	21.74%	—
	Columbia Income Builder Fund II	Class I	37.23%	—
	Columbia Income Builder Fund III	Class I	23.77%	—
	American Enterprise Investment Services	Class W	99.99%	—
	ING Life Insurance and Annuity (ING), Hartford, CT	Class R3	89.20%	—
		Class R4	93.78%
	Massachusetts Mutual	Class R3	6.29%	—
	US Bank National Association, Milwaukee, WI	Class R5	99.52%	—

191

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Multi-Advisor Small Cap Value	Columbia Portfolio Builder Aggressive Fund	Class I	16.51%	—
	Columbia Portfolio Builder Moderate Fund	Class I	30.26%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	33.96%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	7.68%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	8.91%	—
	Christa Fischer FBO Photo Systems Inc. 401K, Dexter, MI	Class R	5.94%	—
	Robert Guglielmo FBO Grid Electric Inc. 401K. Chester Springs, PA	Class R	5.16%	—
	Hartford Life Insurance Company (Hartford Life), Weatogue, CT	Class R	84.79%	—
		Class R3	21.70%
	PIMS/Prudential Retirement, Boston, MA	Class R3	66.20%	—
	Reliance Trust Co. FBO VHFA, Atlanta, GA	Class R3	7.83%	—
	VRSCO FBO Pullman Regional Hospital, Houston, TX	Class R4	41.18%	—
	American Enterprise Investment Services	Class R4	30.00%	—
	Edward Dopkin FBO Classic Catering People Inc., Owings Mills, MD	Class R4	5.74%	—
	JP Morgan Chase Bank, Kansas City, MO	Class R5	99.94%	—
Columbia U.S. Government Mortgage	Columbia Income Builder Fund	Class I	25.69%	55.94	%(a)
	Columbia Income Builder Fund II	Class I	31.90%	—
	Columbia Income Builder Fund III	Class I	11.28%	—
	Columbia Portfolio Builder Moderate Fund	Class I	12.20%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	7.16%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	5.80%	—
	RiverSource Life Insurance Company, Minneapolis, MN	Class R4	12.12%	—
	MLP Fenner & Smith	Class C	5.25%	—
	Counsel Trust FBO Harvard Mgmt Solutions, Pittsburgh, PA	Class R4	30.76%	—
	American Enterprise Investment Services	Class R4	30.75%	—
	Frontier Trust Co. FBO URY & Moskow LLC, Fargo, ND	Class R4	17.70%	—

192

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
RiverSource Partners Fundamental Value	Columbia Portfolio Builder Aggressive Fund	Class I	17.66%	32.17	%(a)
	Columbia Portfolio Builder Moderate Fund	Class I	26.20%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.64%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.66%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	17.53%	—
	American Enterprise Investment Services	Class R4	83.80%	—
	Columbia Management	Class R4	5.73%	—
RiverSource Short Duration U.S. Government	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Conservative Fund	Class I	43.31%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	39.88%	—
	Columbia Portfolio Builder Moderate Fund	Class I	16.80%	—
	MLP Fenner & Smith	Class R	79.26%	—
	Frontier Trust Co. FBO North Alabama Insurance, Fargo, ND	Class R	7.93%	—
	Wachovia Bank	Class R4	98.92%	—
Funds with fiscal period ending June 30
Columbia Dividend Opportunity	Columbia Management	Class R3	100.00%	—
		Class W	100.00%	—
	Columbia Income Builder Fund	Class I	10.12%	—
	Columbia Income Builder Fund II	Class I	19.29%	—
	Columbia Income Builder Fund III	Class I	8.56%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	10.93%	—
	Columbia Portfolio Builder Moderate Fund	Class I	16.35%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	18.32%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	10.80%	—
	MLP Fenner & Smith	Class R	97.90%	—
	VRSCO FBO Hamilton Healthcare, Houston, TX	Class R4	64.38%	—
	American Enterprise Investment Services	Class R4	6.76%	—
	Securian Financial Services, St. Paul, MN	Class R5	38.12%	—
	Counsel Trust FBO Bennett Tueller Johnson & Deere, Pittsburgh, PA	Class R5	15.11%	—
	TD Ameritrade Trust Co., Denver CO	Class R5	13.55%	—
	Counsel Trust FBO Western Gynecological Clinic, Pittsburgh, PA	Class R5	12.04%	—
	Counsel Trust FBO Utah Woolen Mills Profit Sharing Plan, Pittsburgh, PA	Class R5	12.01%	—
	NFS LLC FEBO Sylvia C San Martin TTEE, St. Augustine, FL	Class R5	7.89%	—

193

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
RiverSource Real Estate	Columbia Management	Class R4	12.42%	68.41	%(a)
		Class W	100.00%
	Columbia Income Builder Fund II	Class I	13.28%	—
	Columbia Income Builder Fund III	Class I	10.48%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	9.81%	—
	Columbia Portfolio Builder Moderate Fund	Class I	23.04%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	18.72%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	8.24%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	8.21%	—
	American Enterprise Investment Services	Class R4	87.58%	—
For funds with fiscal period ending July 31
Columbia Floating Rate	Columbia Management	Class R5	100.00%	27.75	%(a)
		Class W	100.00%	—
	Columbia Income Builder Fund	Class I	12.28%	—
	Columbia Income Builder Fund II	Class I	35.22%	—
	Columbia Income Builder Fund III	Class I	21.95%	—
	Columbia Portfolio Builder Moderate Fund	Class I	12.95%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	9.21%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.17%	—
	Charles Schwab	Class A	6.52%	—
	MLP Fenner & Smith	Class C	9.19%	—
	American Enterprise Investment Services	Class R4	64.03	—
	NFS LLC FEBO American Trust & Svgs, Dubuque, IA	Class R4	7.31%	—
Columbia Income Opportunities	Columbia Portfolio Builder Aggressive Fund	Class I	5.58%	—
	Columbia Portfolio Builder Moderate Fund	Class I	39.73%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	22.91%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	18.80%	—
	Columbia Income Builder Fund II	Class I	6.41%	—
	MLP Fenner & Smith	Class B	6.32%	—
		Class C	8.83%	—
	Morgan Stanley Smith Barney, Jersey City, NJ	Class C	7.78%	—
	American Enterprise Investment Services	Class R4	12.78%	—
	GWFS Equities	Class R4	84.82%	—

194

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Inflation Protected Securities	RiverSource Life Insurance Company, Minneapolis, MN	Class R4	13.62%	31.95	%(a)
	Columbia Income Builder Fund	Class I	9.81%	—
	Columbia Income Builder Fund II	Class I	9.74%	—
	Columbia Portfolio Builder Conservative Fund	Class I	10.06%	—
	Columbia Portfolio Builder Moderate Fund	Class I	28.92%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	16.65%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	13.74%	—
	Citigroup Global Markets, Owings Mills, MD	Class C	15.08%	—
	MLP Fenner & Smith	Class C	9.31%	—
		Class R	64.40%	—
	Frontier Trust Co. FBO Moen 401K, Fargo, ND	Class R	5.97%	—
	Frontier Trust Co. FBO B & L Corp. 401K, Fargo, ND	Class R	5.91%	—
	Frontier Trust Co. FBO C. Anthony Phillips Accountancy, Fargo, ND	Class R	5.91%	—
	Matrix Capital Bank MSCS, Denver, Co	Class R4	68.92%	—
	RiverSource Life Insurance Co.	Class R4	7.21%	—
	American Enterprise Investment Services Inc.	Class W	99.96%	—
Columbia Large Core Quantitative	Columbia Management	Class R	100.00%	—
	Disciplined Asset Allocation Moderate Fund	Class I	6.94%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	10.92%	—
	Columbia Portfolio Builder Moderate Fund	Class I	16.57%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	18.58%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	10.77%	—
	American Enterprise Investment Services	Class W	99.99%	—
	MLP Fenner & Smith	Class C	9.73%	—
		Class R	78.57%	—
	Wachovia Bank	Class R4	95.66%	—
		Class R5	99.91%	—
Columbia Limited Duration Credit	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Conservative Fund	Class I	38.30%	—
	Columbia Portfolio Builder Moderate Fund	Class I	13.20%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	7.60%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	35.57%	—
	MLP Fenner & Smith	Class C	9.58%	—
	American Enterprise Investment Services Inc.	Class R4	85.91%	—

195

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
Columbia Money Market	Columbia Management	Class R	100.00%	—
	Columbia Income Builder Fund	Class I	35.70%	—
	Columbia Portfolio Builder Conservative Fund	Class I	52.27%	—
	Columbia Management	Class B	6.67%	—
	Columbia Management	Class C	28.62%	—
	Frontier Trust Co. FBO Mythics, Inc. 401K, Fargo, ND	Class R5	54.23%	—
	Frontier Trust Co. FBO Greatmats.com Corp., Fargo, ND	Class R5	30.29%	—
	Counsel Trust DBA MATC FBO Harvard Management Solutions 401K, Pittsburgh, PA	Class R5	5.67%	—
	American Enterprise Investment Services	Class W	99.99%	—
	Wachovia Bank	Class Y	99.67%	—
	Columbia Management	Class Z	99.97%	—
RiverSource Disciplined Small and Mid Cap Equity	Columbia Management	Class R4	82.91%	—
	Disciplined Asset Allocation Aggressive Fund	Class I	7.82%	—
	Disciplined Asset Allocation Moderate Fund	Class I	22.13%	—
	Disciplined Asset Allocation Moderately Aggressive Fund	Class I	16.28%	—
	Disciplined Asset Allocation Moderately Conservative Fund	Class I	8.42%	—
	Columbia Retirement Plus Fund 2020	Class I	5.77%	—
	Columbia Retirement Plus Fund 2025	Class I	7.60%	—
	Columbia Retirement Plus Fund 2030	Class I	7.31%	—
	Columbia Retirement Plus Fund 2035	Class I	5.60%	—
	Brian C. Burghardt, Glendale, WI	Class B	6.39%	—
	Louiselle A. Pilegi, Agawam,MA	Class B	6.21%	—
	Jennifer Woolbright, Reston, VA	Class C	14.29%	—
	Carl L. and Vicki L. Ulepich, Frontenac, KS	Class C	10.98%	—
	Patrick J. and Edilia I. Powers, Forest Park, IL	Class C	9.95%	—
	Mary Caroline Walsh Murguia, San Antonio, TX	Class C	7.45%	—
	American Enterprise Investment Services	Class R4	17.09%	—
		Class W	99.99%	—

196

		Fund Shares
				Percent of Fund
Fund	Shareholder name, city and state	Share Class	Percentage	(if greater than 25%)
RiverSource Disciplined Small Cap Value	Columbia Management	Class B	6.09%	91.93	%(a)
		Class C	6.42%
		Class R	100.00%
		Class R3	67.31%
	Columbia Income Builder Fund	Class I	29.39%	—
	Columbia Income Builder Fund II	Class I	46.90%	—
	Columbia Income Builder Fund III	Class I	23.69%	—
	Eric B. and Lucilla Henderson, Lake Jackson, TX	Class B	9.49%	—
	Doris M. Tole, Pittsburgh, PA	Class B	9.21%	—
	Kenneth E. Farnen, Homer, AK	Class B	9.01%	—
	Marilyn A. and Gary F. Consorto, Vonore, TN	Class B	6.13%	—
	Donald R. Chmielewski, Isle, MN	Class B	5.65%	—
	Morgan Stanley Smith Barney, Jersey City, NJ	Class C	20.08%	—
	Sanford A. Greentree, Westlake Vlg, CA	Class C	19.83%	—
	Jill Thompson, Moundsview, MN	Class C	9.29%	—
	Bea Vande Merwe, Salt Lake City, UT	Class C	9.07%	—
	Timothy E. Releford, New York, NY	Class C	8.66%	—
	Richard T. Castiano, Fort Myers, FL	Class C	7.81%	—
	MG Trust Company, Denver, CO	Class R3	32.69%	—
Funds with fiscal period ending August 31
Columbia Diversified Bond	Columbia Management	Class R3	93.14%	—
		Class W	100.00%
	American Enterprise Investment Services	Class W	99.99%	—
	Citigroup Global Markets, Owings Mills, MD	Class C	29.63%	—
	MLP Fenner & Smith	Class C	15.31%	—
		Class R	52.20%	—
	Columbia Portfolio Builder Conservative Fund	Class I	6.41%	—
	Columbia Portfolio Builder Moderate Fund	Class I	34.21%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	20.02%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	10.17%	—
	MG Trust Company, Denver, CO	Class R	15.70%	—
	Frontier Trust Co. FBO Thomas J. King, Fargo, ND	Class R	12.89%	—
	Wachovia Bank	Class R4	99.08%	—
	Patricks Plain,Easton, MD	Class R5	55.69%	—
	American Enterprise Investment Services	Class R5	39.90%	—
Columbia Minnesota Tax-Exempt	Leonard and Marion Hoppe, Graceville, MN	Class B	6.59%	—
	Richard J. and Mary H. Hill, St. Louis Park, MN	Class B	6.41%	—
	Lois Drontle, Eden Prairie, MN	Class B	5.20%	—

197

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource California Tax-Exempt	First Clearing, LLC, Moss Family Trust, Descan SO, CA	Class A	11.83%	—
	ETrade Clearing LLC, Merrifield, VA	Class A	7.41%	—
	Sara L. Oswald, San Diego, CA	Class A	6.29%	—
	Kathleen Scopaz, San Clemente, CA	Class B	17.51%	—
	Angelo Bomio, Salinas, CA	Class B	12.52%	—
	Gerald L. and JoAnne Karels, Tulare, CA	Class B	8.89%	—
	Columbia Management	Class B	8.69%	—
	Miriam A. and Myrin C. Wilcox, Porterville, CA	Class B	6.15%	—
	Brian W. Robins, San Diego, CA	Class B	5.17%	—
	American Enterprise Investment Services	Class C	26.91%
	MLP Fenner & Smith	Class C	5.96%
RiverSource New York Tax-Exempt	Jeffrey B. Seller, New York, NY	Class A	7.67%	—
	American Enterprise Investment Service	Class A	6.28%	—
	MLP Fenner & Smith	Class B	25.97%	—
	Edward Ebler, Babylon, NY	Class B	15.14%	—
	Sharon Ganz, Forest Hills, NY	Class B	12.89%	—
	Vincent J. Solimine, Glen Cove, NY	Class B	7.80%	—
	Richard Clark, Somers, NY	Class B	5.11%	—
	Thomas W. and Susan M. Noonan, Clifton Park, Ny	Class C	43.74%	—
	Ena S. Ryan, Brooklyn, NY	Class C	22.49%	—
	Frederic I. Nelson, Oceanside, NY	Class C	16.15%	—
	Ottoviano Asarese, Buffalo, NY	Class C	15.07%	—
	Joseph P. and Cynthia A. Dowd, Wynantskill, NY	Class C	14.46%	—
	James H. Sisung, Staatsburg, NY	Class C	13.47%	—
	James R. And Kelly S. Betters, Leroy, NY	Class C	12.01%	—
	Arthur E. and Gertrude Kranz, S. Farmingdale, NY	Class C	11.76%	—
	Christopher Paul Pellegrini, Rye, NY	Class C	11.58%	—
	First Clearing LLC, St. Louis, MO	Class C	11.17%	—
	Melinda and James Coates, Rego Park, NY	Class C	10.19%	—
	Lauren M. Trotta, New York, NY	Class C	10.02%	—

198

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Funds with fiscal period ending September 30
Columbia Large Growth Quantitative	Columbia Management	Class R	100.00%	29.22	%(a)
		Class R3	100.00%
		Class R4	73.56%
		Class R5	100.00%
	Columbia Portfolio Builder Aggressive Fund	Class I	14.51%	—
	Columbia Portfolio Builder Moderate Fund	Class I	19.98%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	23.99%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	5.01%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	14.91%	—
	Matrix Capital	Class R4	26.44%	—
	MLP Fenner & Smith	Class C	47.00%	—
	American Enterprise Investment Services Inc.	Class W	99.99%	—
Columbia Large Value Quantitative	Columbia Management	Class B	13.40%	—
		Class C	28.20%
		Class R	100.00%
		Class R3	100.00%
		Class R4	56.29%
		Class R5	100.00%
	Columbia Income Builder Fund	Class I	18.55%	—
	Columbia Income Builder Fund II	Class I	11.47%	—
	Disciplined Asset Allocation Portfolio Moderate	Class I	17.40%	—
	Disciplined Asset Allocation Portfolio Moderately Aggressive	Class I	13.26%	—
	Disciplined Asset Allocation Portfolio Moderately Conservative	Class I	7.55%	—
	Disciplined Asset Allocation Portfolio Aggressive	Class I	6.44%	—
	American Enterprise Investment Services Inc.	Class W	99.99%	—
	Charles Schwab	Class A	5.22%	—
		Class R4	43.71%
	Paul W. Eastman, Dublin, OH	Class A	7.20%	—
	Michael G. and Kristine M. Boland, Inver Grove, MN	Class A	6.73%	—
	Richard L. and Ann Gail Monnett, Mc Lean, VA	Class A	6.44%	—
	Paul D. Mattingly, Brandenburg, KY	Class B	25.36%	—
	Tseng-Yen Yen, Fullerton, CA	Class B	20.47%	—
	Alan R. and Michael S. Vinacke, Chuluota, FL	Class B	19.00%	—
	Jane J. Haash, Milwaukee, WI	Class B	6.33%	—
	Joseph M. Aquilar, Denver, CO	Class C	19.21%	—
	Charles P. and Judith G. Price, Aurora, CO	Class C	15.16%	—
	Gregory L. Norgaard, Aurora, CO	Class C	14.00%	—
	Anthony and Jeanne M. Vernell, Athens, OH	Class C	13.16%	—
	Dean Gabbert, Dorchester, MA	Class C	5.50%	—

199

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Diversified Equity Income	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	18.11%	—
	Columbia Portfolio Builder Moderate Fund	Class I	24.95%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.91%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.26%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.60%	—
	Charles Schwab	Class A	21.38%	—
	Hartford Life	Class R	61.20%	—
	Hartford Securities Distribution Company Inc., Hartford, CT	Class R	12.22%	—
	GWFS Equities	Class R3	80.99%	—
		Class R4	9.55%
	Wachovia Bank	Class R	17.75%	—
		Class R3	8.52%
		Class R4	30.99%
		Class R5	29.75%
	Wells Fargo Bank	Class R4	25.70%	—
	American Century Investments, Kansas City, MO	Class R4	6.24%	—
	ING	Class R4	12.55%	—
		Class R5	32.31%
	Ameriprise Trust Company	Class R5	7.85%	—
	Taynik & Co., Boston, MA	Class R5	7.73%	—
	Mercer Trust Company FBO Johnson Outdoors Inc., Norwood, MA	Class R5	7.45%	—

200

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Mid Cap Value Opportunity	Columbia Management	Class W	100.00%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	18.14%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.01%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.79%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.26%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.62%	—
	Charles Schwab	Class A	31.64%	—
		Class R5	6.65%
	Prudential Investment Management Services LLC, Newark, NJ	Class A	15.08%	—
	MLP Fenner & Smith	Class C	17.57%	—
		Class R5	5.28%
	Citigroup Global Markets	Class C	5.60%	—
	Hartford Life	Class R	75.44%	—
		Class R3	14.09%
	Hartford Securities Distribution Company Inc., Hartford, CT	Class R	5.41%	—
	JPMorgan Chase Bank, New York, NY	Class R3	12.25%	—
	GWFS Equities	Class R3	44.59%	—
	Wachovia Bank	Class R3	6.31%	—
		Class R4	16.63%
	ING	Class R4	28.31%	—
		Class R5	12.08%
	John Hancock Life Insurance Company, Buffalo, NY	Class R4	22.85%	—
	NFS LLC FEBO, Chicago, IL	Class R5	12.73%	—
	PIMS/Prudential Retirement, Greenville, SC	Class R5	9.64%	—
	Standard Insurance Company, Portland, OR	Class R5	17.20%	—
Columbia Strategic Allocation	Columbia Management	Class I	100.00%	—
		Class R	100.00%
		Class R3	100.00%
		Class R5	100.00%
	Charles Schwab	Class A	7.60%	—
		Class R4	91.62%
	Fifth Third Bank TTEE FBO Speng Nath SE PS, Cincinnati, OH	Class R4	8.21%	—

201

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource Balanced	Columbia Management	Class R5	38.56%	—
	MLP Fenner & Smith	Class C	7.66%	—
		Class R	80.66%
	Citigroup Global Markets	Class C	5.88%	—
	Frontier Trust Company FBO B&L Corporation	Class R	14.39%	—
	Wachovia Bank	Class R4	99.98%	—
	American Enterprise Investment Services Inc.	Class R5	57.76%	—
RiverSource Strategic Income Allocation	Columbia Management	Class R	100.00%	—
		Class R3	100.00%
		Class R4	6.90%
		Class R5	100.00%
	Charles Schwab	Class A	41.85%	—
		Class R4	93.10%
Seligman California Municipal High-Yield	Citigroup Global Markets	Class A	5.60%	—
		Class C	11.36%
	MLP Fenner & Smith	Class A	6.44%	—
		Class C	16.88%
	Morgan Stanley & Co. (Morgan Stanley), Jersey City, NJ	Class A	5.86%	—
		Class C	14.95%
	Christopher Ranch LLC, Gilroy, CA	Class C	10.00%	—
Seligman California Municipal Quality	MLP Fenner & Smith	Class A	5.64%	—
		Class C	74.10%
	Morgan Stanley	Class A	10.89%	—
	Charles Schwab	Class A	8.05%	—
Seligman Minnesota Municipal	MLP Fenner & Smith	Class C	12.78%	—
	American Enterprise Investment Services Inc.	Class C	7.46%	—
	UBS Financial Services Inc. FBO Ethelyn C. Engel, Cold Spring, MN	Class C	6.14%	—
Seligman National Municipal	Citigroup Global Markets	Class A	6.91%	—
		Class C	11.91%
	MLP Fenner & Smith	Class A	8.50%	—
		Class C	17.89%
	Morgan Stanley	Class C	6.73%	—
Seligman New York Municipal	Citigroup Global Markets	Class A	5.16%	—
		Class C	16.99%
	MLP Fenner & Smith	Class C	8.03%	—
	Charles Schwab	Class A	14.31%	—

202

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Seligman TargETFund 2015	MLP Fenner & Smith	Class A	20.65%	—
		Class C	20.29%
		Class R	41.53%
	AST Trust Company FBO Jamaica Anesthesia Assocs., Phoenix, AZ	Class A	11.05%	—
	Wilmington Trust FBO Medisys Health Network Inc., Phoenix, AZ	Class A	7.41%	—
	AST Trust Company FBO Medisys Health Network Inc., Phoenix, AZ	Class A	5.72%	—
	Frontier Trust Company FBO Andreini Bros Inc. Empl. PS Plan	Class R	17.52%	—
	Frontier Trust Company FBO SGCGJ Retirement Plan	Class R	13.90%	—
	Frontier Trust Company FBO Dearborn Mid West Co. 401K	Class R	11.61%	—
	MG Trust Company FBO Plastic Coating Corporation, Denver, CO	Class R	10.46%	—
	NFS LLC FEBO FMT CO Cust FBO Mark Stuart Shulman, Sudbury, MA	Class R5	79.44%	—
	Columbia Management	Class R5	19.68%	—
Seligman TargETFund 2025	MLP Fenner & Smith	Class A	23.76%	—
		Class C	28.53%
		Class R	85.82%
	AST Trust Company FBO Medisys Health Network Inc., Phoenix, AZ	Class A	10.22%	—
	Frontier Trust Company FBO S.W.E.A. PC 401K	Class A	8.68%	—
	Frontier Trust Company FBO SGCGJ Retirement Plan	Class R	8.93%	—
	American Enterprise Investment Services Inc.	Class R5	89.81%	—
Seligman TargETFund 2035	Columbia Management	Class R5	94.33%	—
	MLP Fenner & Smith	Class A	23.94%	—
		Class C	44.56%
		Class R	42.36%
	Reliance Trust Co. FBO Time Acquisition Holding 401K, Atlanta, GA	Class A	27.12%	—
	Reliance Trust Co. FBO Finn Dixon & Herling 401K Plan, Atlanta, GA	Class A	19.02%	—
	New York Life Trust Company, Parsippany, NJ	Class A	5.57%	—
	First Clearing, LLC A/C James Drake, Westville, IN	Class C	5.92%	—
	Frontier Trust Company FBO Dearborn Mid West Co. 401K	Class R	25.67%	—
	Frontier Trust Company FBO SGCGJ Retirement Plan	Class R	19.90%	—

203

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Seligman TargETFund 2045	Columbia Management	Class R5	44.80%	—
	MLP Fenner & Smith	Class A	33.51%	—
		Class C	62.30%
		Class R	78.86%
	Reliance Trust Co. FBO Time Acquisition Holding 401K, Atlanta, GA	Class A	20.62%	—
	New York Life Trust Company, Parsippany, NJ	Class A	9.87%	—
	Frontier Trust Company FBO Wamore, Inc. 401K	Class R	9.01%	—
	American Enterprise Investment Services Inc.	Class R5	52.51%	—
Seligman TargETFund Core	Columbia Management	Class R5	11.58%	—
	MLP Fenner & Smith	Class A	21.61%	—
		Class C	40.42%
		Class R	77.82%
	Fifth Third Bank TTEE FBO Bankwest Inc., Cincinnati, OH	Class A	7.27%	—
	Frontier Trust Company FBO Dearborn Mid West Co. 401K	Class R	11.10%	—
	American Enterprise Investment Services Inc.	Class R5	87.88%	—
Funds with fiscal period ending October 31
Columbia Absolute Return Currency and Income	Columbia Management	Class R4	100.00%	—
		Class R5	100.00%
	Disciplined Asset Allocation Conservative Fund	Class I	7.69%	—
	Disciplined Asset Allocation Moderate Fund	Class I	7.28%	—
	Disciplined Asset Allocation Moderately Conservative Fund	Class I	7.76%	—
	Columbia Income Builder Fund	Class I	16.00%	—
	Columbia Income Builder Fund II	Class I	43.91%	—
	Columbia Income Builder Fund III	Class I	11.65%	—
	American Enterprise	Class W	99.91%	—
	Charles Schwab	Class A	60.74%	—
	MLP Fenner & Smith	Class C	9.32%	—
Columbia Emerging Markets Bond	Disciplined Asset Allocation Moderate Fund	Class I	5.28%	40.87	%(a)
	Columbia Income Builder Fund	Class I	11.78%	—
	Columbia Income Builder Fund II	Class I	42.49%	—
	Columbia Income Builder Fund III	Class I	23.71%
	Columbia Management	Class R4	44.59%	—
	American Enterprise Investment Services, Inc.	Class W	99.97%	—
	Charles Schwab	Class A	38.45%	—
		Class R4	27.29%
	Matrix Capital	Class R4	28.12%	—
	Morgan Stanley	Class A	12.85%	—
	First Clearing, LLC, Rochester, NY	Class C	7.58%	—
	Morgan Stanley	Class C	7.30%	—
	American Enterprise Investment Services, Inc.	Class C	6.12%	—

204

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Emerging Markets Opportunity	Columbia Portfolio Builder Aggressive Fund	Class I	18.43%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.71%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	30.55%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.51%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.78%	—
	Charles Schwab	Class A	13.50%	—
		Class R4	100.00%
	MLP Fenner & Smith	Class C	39.64%	—
		Class R	88.30%
	Columbia Management	Class R4	100.00%	—
	Patricks Plain LLC	Class R5	87.00%	—
Columbia European Equity	Columbia Management	Class I	100.00%	—
		Class R4	16.14%	—
	Charles Schwab	Class A	9.89%	—
	Marilyn O. Matthews, Pasadena, CA	Class C	5.48%	—
	MG Trust Company Cust. FBO Urologic Surgery, P.C. 401K, Denver, CO	Class R4	79.53%	—
Columbia Frontier	Columbia Management	Class R	9.37%	—
		Class R3	100.00%	—
		Class R4	51.23%	—
	Portfolio Builder Total Equity Fund	Class I	99.50%	—
	Charles Schwab	Class R4	48.77%	—
	MLP Fenner & Smith	Class A	9.02%	—
		Class C	21.88%
		Class R	63.03%
	Citigroup Global Markets	Class B	7.06%	—
	State Street Bank and Trust as Custodian, Miami, FL	Class B	5.48%	—
	Frontier Trust Company FBO	Class R	14.43%	—
	Frontier Trust Company FBO Financial Network Audit, LLC	Class R	6.59%	—
	Frontier Trust Company FBO C. Anthony Phillps Accountancy 401	Class R	6.18%	—
	Gramma Fisher Foundation (Gramma Fisher Foundation), Easton, MD	Class R5	67.75%	—
	Patricks Plain LLC	Class R5	29.23%	—

205

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Global Equity	Columbia Management	Class R	45.30%	—
		Class R3	100.00%
		Class R5	27.38%
		Class W	100.00%
	Columbia Portfolio Builder Aggressive Fund	Class I	13.68%	—
	Columbia Portfolio Builder Moderate Fund	Class I	29.50%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	35.14%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	7.43%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	11.65%	—
	Charles Schwab	Class A	10.22%	—
	MLP Fenner & Smith	Class C	7.39%	—
	Frontier Trust Company FBO C. Anthony Phillps Accountancy 401	Class R	18.43%	—
	Frontier Trust Company FBO EFK Moen 401K		11.56%	—
	Frontier Trust Company FBO Financial Network Audit, LLC		11.09%	—
	MG Trust Company Cust. FBO Applied Reliability Engineering, Denver, CO		10.24%	—
	Wachovia Bank	Class R4	95.89%	—
	American Enterprise Investment Services, Inc.	Class R5	72.62%	—
Columbia Global Bond	Columbia Portfolio Builder Aggressive Fund	Class I	7.10%	32.99	%(a)
	Columbia Portfolio Builder Conservative Fund	Class I	7.65%	—
	Columbia Portfolio Builder Moderate Fund	Class I	30.72%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	26.31%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	13.68%	—
	American Enterprise Investment Services, Inc.	Class W	99.95%	—
	Charles Schwab	Class A	12.28%	—
		Class R4	100.00%
Columbia Global Extended Alpha	Columbia Management	Class C	6.99%	58.96	%(a)
		Class I	100.00%
		Class R	100.00%
		Class R3	100.00%
		Class R4	12.01%
		Class R5	100.00%
	Charles Schwab	Class A	45.04%	—
		Class R4	87.99%
	American Enterprise Investment Services, Inc.	Class B	61.97%	—
	William F. and Naorma M. Paden, Yuba City, CA	Class C	21.81%	—
	Ronald J. Oberdick, Morristown, NJ	Class C	18.56%	—
	Pershing LLC, Jersey City, NJ	Class C	15.60%	—
	Michael Selig, Arlington, VA	Class C	10.77%	—
	Poonam and Pradeep Singh, McLean, VA	Class C	10.15%	—
	Jennifer S. Carter, Washington, D.C.	Class C	8.29%	—
	Jon Paul and Rachel Colquitt, Clifton, VA	Class C	7.83%	—

206

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Multi-Advisor International Value	Charles Schwab	Class A	12.19%	—
		Class R4	98.90%
	Columbia Portfolio Builder Aggressive Fund	Class I	17.99%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.11%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.76%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.30%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.41%	—
Columbia Seligman Global Technology	Columbia Management	Class R3	100.00%	—
		Class R5	100.00%
	Columbia Portfolio Builder Aggressive Fund	Class I	18.03%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.13%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.99%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.24%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.44%	—
	Charles Schwab	Class R4	93.18%	—
	MLP Fenner & Smith	Class A	8.81%	—
		Class B	10.15%
		Class C	20.21%
		Class R	12.22%
	Citigroup Global Markets	Class C	5.27%	—
	Hartford Life Insurance Co., Hartford, CT	Class R	73.45%	—
	Frontier Trust Company FBO Dearborn Mid West Conveyor	Class R	7.17%	—
RiverSource Disciplined International Equity	Columbia Management	Class R	100.00%	28.08	%(a)
		Class R3	100.00%
		Class R4	8.28%
		Class R5	100.00%
	Disciplined Asset Allocation Moderate Fund	Class I	11.85%	—
	Disciplined Asset Allocation Moderately Aggressive Fund	Class I	7.92%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	8.11%	—
	Columbia Portfolio Builder Moderate Fund	Class I	11.33%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	13.48%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	8.31%	—
	American Enterprise Investment Services, Inc.	Class W	99.98%	—
	Charles Schwab	Class A	10.66%	—
		Class R4	91.72%
	Daniel and Linda Miklovic, St. Louis, MO	Class C	6.39%	—

207

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource Partners International Select Growth	Charles Schwab	Class A	10.95%	47.03	%(a)
		Class R4	82.52%
	New York Life Trust Company	Class R4	16.27%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	17.97%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.12%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.80%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.29%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.39%	—
	MLP Fenner & Smith	Class C	9.08%	—
	Frontier Trust Company FBO U.S. Tank Alliance, Inc.	Class R	38.15%	—
	Frontier Trust Company FBO B&L Corporation 401K	Class R	18.63%	—
	Frontier Trust Company FBO Financial Audit, LLC 401K	Class R	13.69%	—
	Frontier Trust Company FBO C. Anthony Phillips Accountants	Class R	8.86%	—
	MG Trust Company FBO Claudina A. Bonilla MD FCCP PA, Denver, CO	Class R	5.90%	—
	Patricks Plain LLC	Class R5	97.22%	—
RiverSource Partners International Small Cap	Columbia Portfolio Builder Aggressive Fund	Class I	17.83%	50.85	%(a)
	Columbia Portfolio Builder Moderate Fund	Class I	25.47%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	30.16%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.33%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	17.77%	—
	Charles Schwab	Class A	9.01%	—
		Class R4	11.78%
	Morgan Stanley	Class C	14.62%	—
	Taynik & Co., Boston, MA	Class R4	48.66%	—
	Massachusetts Mutual Life Insurance Co., Springfield, MA	Class R4	36.89%	—
Threadneedle Global Equity Income	Columbia Management	Class I	100.00%	—
		Class R	100.00%
		Class R3	100.00%
		Class R4	81.26%
		Class R5	100.00%
	Charles Schwab	Class A	16.66%	—
		Class R4	18.74%
	Michael A. And Mary N. Brockman, Fort Madison, IA	Class C	10.63%	—
	David L. and Diane M Cooper, Prescott, AZ	Class C	9.56%	—
	Janet K. Zimmer, Warsaw, IN	Class C	7.05%	—

208

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Threadneedle International Opportunity	Columbia Management	Class R	100.00%	28.96	%(a)
		Class R3	100.00%
		Class R5	100.00%
	Charles Schwab	Class A	7.77%	—
		Class R4	80.39%
	Matrix Capital	Class R4	19.61%	—
	Columbia Portfolio Builder Aggressive Fund	Class I	18.02%	—
	Columbia Portfolio Builder Moderate Fund	Class I	25.06%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	29.80%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.27%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	18.42%	—
	Frontier Trust Company FBO Ed’s Supply Co.	Class R	20.34%	—
	Frontier Trust Company FBO Sales West Partners Inc. 401K	Class R	12.03%	—
	Frontier Trust Company FBO Horne Bros. Construction 401K	Class R	11.09%	—
	Frontier Trust Company FBO Kingchem, Inc. 401K	Class R	10.59%	—
	Frontier Trust Company FBO Natural Habitat Adventures	Class R	9.91%	—
	Frontier Trust Company FBO Tofel Employee 401K	Class R	9.72%	—
	Frontier Trust Company FBO Woburn Daily Times, Inc. 401K	Class R	9.04%	—
	Frontier Trust Company FBO Tremont Electric 401K	Class R	8.06%	—
Funds with fiscal period ending November 30
Columbia AMT-Free Tax-Exempt Bond	None	N/A	N/A	—
Columbia Mid Cap Growth Opportunity	Charles Schwab	Class A	7.03%	—
		Class R4	9.07%
	Columbia Portfolio Builder Aggressive Fund	Class I	16.45%	—
	Columbia Portfolio Builder Moderate Fund	Class I	27.43%	—
	Columbia Portfolio Builder Moderate Aggressive Fund	Class I	31.54%	—
	Columbia Portfolio Builder Moderate Conservative Fund	Class I	6.84%	—
	Columbia Portfolio Builder Total Equity Fund	Class I	15.38%	—
	MLP Fenner & Smith	Class C	6.87%	—
	Morgan Stanley	Class C	5.20%	—
	Wachovia Bank	Class R4	82.55%	—
	US Bank NA, Milwaukee, WI	Class R4	8.20%	—
RiverSource Intermediate Tax Exempt	Charles Schwab	Class A	8.06%	—
	First Clearing LLC, A/C T. J. Househmandzadeh, Cerritos, CA	Class C	5.36%	—

209

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
RiverSource Tax-Exempt High Income	None	N/A	N/A	—
Funds with fiscal period ending December 31
Columbia Government Money Market	Patricks Plain LLC	Class R5	96.68%	—
Columbia Select Large-Cap Value	Columbia Management	Class R3	100.00%	—
		Class R4	100.00%
	Columbia Portfolio Builder Aggressive	Class I	18.01%	—
	Columbia Portfolio Builder Moderate	Class I	25.60%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.73%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.32%	—
	Columbia Portfolio Builder Total Equity	Class I	18.21%	—
	Morgan Stanley	Class A	52.66%	—
	New York Life Trust Company, Parsippany, NJ	Class A	7.89%	—
	MLP Fenner & Smith	Class B	9.78%	—
		Class C	30.39%
		Class R	79.31%
	Citigroup Global Markets	Class B	5.54%	—
		Class C	5.05%	—
	Gramma Fisher Foundation	Class R5	48.68%	—
	American Enterprise Investment Services	Class R5	41.42%	—
Columbia Select Smaller-Cap Value	Columbia Management	Class R3	100.00%	—
		Class R4	10.70%
	Columbia Portfolio Builder Aggressive	Class I	25.11%	—
	Columbia Portfolio Builder Total Equity	Class I	74.75%	—
	MLP Fenner & Smith	Class C	32.91%	—
		Class R	76.90%
	Charles Schwab	Class R4	89.30%	—
	Gramma Fisher Foundation	Class R5	51.12%	—
	Patricks Plain LLC	Class R5	35.29%	—

210

		Fund Shares		Percent of Fund (if greater than 25%)
Fund	Shareholder name, city and state	Share Class	Percentage
Columbia Seligman Communications and Information	Columbia Management	Class R3	35.45%	—
		Class R4	43.28%
	Columbia Portfolio Builder Aggressive	Class I	17.94%	—
	Columbia Portfolio Builder Moderate	Class I	25.55%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.87%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.28%	—
	Columbia Portfolio Builder Total Equity	Class I	18.24%	—
	MLP Fenner & Smith	Class A	11.16%	—
		Class B	18.43%
		Class C	21.58%
		Class R	39.63%
	Citigroup Global Markets	Class A	5.15%	—
		Class B	7.46%
		Class C	6.95%
	Charles Schwab	Class A	6.57%	—
		Class R4	56.72%
	Morgan Stanley	Class B	5.30%	—
	Hartford Life Insurance Co., Hartford, CT	Class R	30.01%	—
	JPMorgan Chase Bank , New York, NY	Class R	7.48%	—
	Pershing LLC, Jersey City, NJ	Class R3	64.41%	—
RiverSource LaSalle Global Real Estate	Columbia Management	Class A	18.00%	46.18	%(a)
		Class R	5.78%
		Class R3	100.00%
		Class R4	85.27%
	Morgan Stanley	Class A	17.26%	—
	MLP Fenner & Smith	Class A	15.79%	—
		Class C	51.01%
		Class R	85.35%
	Columbia Portfolio Builder Aggressive	Class I	42.79%	—
	Columbia Portfolio Builder Total Equity	Class I	57.11%	—
	Frontier Trust Company FBO Valley Ford 401K, Fargo, ND	Class R	8.87%	—
	Scottrade Inc. FBO Jeffrey Powers IRA, Saint Louis, MO	Class R4	14.73%	—
	Gramma Fisher Foundation	Class R5	61.69%	—
	Patricks Plain LLC	Class R5	37.91%	—

211

		Fund Shares
Fund	Shareholder name, city and state	Share Class	Percentage	Percent of Fund (if greater than 25%)
RiverSource LaSalle Monthly Dividend Real Estate	Columbia Management	Class R3	100.00%	—
		Class R4	38.39%
	Columbia Portfolio Builder Moderate Aggressive	Class I	99.62%	—
	MLP Fenner & Smith	Class A	13.25%	—
		Class B	22.58%
		Class C	50.85%
		Class R	87.25%
	Citigroup Global Markets	Class B	6.12%	—
		Class C	7.74%
	Scottrade Inc. FBO Kenny K. Fong, Saint Louis, MO	Class R4	61.61%	—
	Gramma Fisher Foundation	Class R5	61.08%	—
	Patricks Plain LLC	Class R5	36.74%	—
Seligman Capital	Columbia Management	Class R3	100.00%	—
		Class R4	100.00%
	Columbia Portfolio Builder Aggressive	Class I	36.94%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	7.86%	—
	Columbia Portfolio Builder Total Equity	Class I	55.15%	—
	MLP Fenner & Smith	Class B	10.68%	—
		Class C	26.29%
		Class R	71.60%
	Gramma Fisher Foundation	Class R5	56.11%	—
	Patricks Plain LLC	Class R5	40.66%	—
Seligman Growth	Columbia Management	Class R3	100.00%	—
	Columbia Portfolio Builder Aggressive	Class I	17.97%	—
	Columbia Portfolio Builder Moderate	Class I	25.53%	—
	Columbia Portfolio Builder Moderate Aggressive	Class I	29.84%	—
	Columbia Portfolio Builder Moderate Conservative	Class I	6.31%	—
	Columbia Portfolio Builder Total Equity	Class I	18.21%	—
	Ameriprise Trust Company	Class R4	91.71%	—
	Wachovia Bank	Class R4	7.61%	—
	MLP Fenner & Smith	Class C	9.80%	—
	Frontier Trust Company, Fargo, ND	Class R	70.27%	—
	MG Trust Company FBO Global Surveillance Associates, Denver, CO	Class R	6.60%	—
	Gramma Fisher Foundation	Class R5	85.93%	—
	American Enterprise Investment Services	Class R5	8.30%	—

(a)	Combination of all share classes of Columbia Management initial capital and affiliated funds-of-funds’ investments in Class I shares.

A fund may serve as an underlying investment of funds-of-funds that principally invest in shares of affiliated funds in the Fund Family (the underlying funds). The underlying funds and the funds-of-funds share the same officers, Board members, and investment manager. The funds-of-funds do not invest in an underlying fund for the purpose of exercising management or control; however, from time to time, investments by the funds-of-funds in a fund may represent a significant portion of a fund. Because the funds-of-funds may own a substantial portion of the shares of a fund, procedures have been put into place to assure that public shareholders will determine the outcome of all actions taken at underlying fund shareholder meetings. In proxy voting, the funds-of-funds will vote on each proposal in the same proportion that other shareholders vote on the proposal.

In addition, Columbia Management or an affiliate may own shares of a fund as a result of an initial capital investment at the inception of the fund or class. To the extent Columbia Management, as manager of the funds-of-funds, may be deemed a

212

beneficial owner of the shares of an underlying fund held by the funds-of-funds, and such shares, together with any initial capital investment by Columbia Management or an affiliate, represent more than 25% of a fund, Columbia Management and its affiliated companies may be deemed to control the fund.

Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as legacy RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the “District Court”). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the “Eighth Circuit”) on Aug. 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the “Supreme Court”), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

213

Independent Registered Public Accounting Firm

For RiverSource and Threadneedle funds, the financial statements for the fiscal years ended on or after July 31, 2007, and for Seligman funds, the financial statements for the fiscal years ended on or after Sept. 30, 2009 contained in a fund’s Annual Report were audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the funds. For RiverSource funds, the financial statements for periods ended on or before June 30, 2007 were audited by other auditors. For Seligman funds, the financial statements for periods ended on or before Dec. 31, 2008 were audited by Deloitte & Touche LLP.

214

Appendix A

DESCRIPTION OF RATINGS

Standard & Poor’s Long-Term Debt Ratings.

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

•	Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

•	Nature of and provisions of the obligation.

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

A-1

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody’s Long-Term Debt Ratings

Aaa – Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa – Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A – Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa – Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba – Bonds that are rated Ba are judged to have speculative elements – their future cannot be considered as well- assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B – Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa – Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca – Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C – Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch’s Long-Term Debt Ratings

Fitch’s bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

A-2

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

Standard & Poor’s Commercial Paper Ratings

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1	This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2	Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3	Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues are regarded as having only speculative capacity for timely payment.

C	This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D	Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor’s Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

A-3

Note rating symbols and definitions are as follows:

SP-1	Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor’s rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor’s rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor’s rating SP-3 indicates speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody’s Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody’s. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody’s MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody’s MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody’s MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody’s MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch’s Short-Term Ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The

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short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

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Appendix B

STATE TAX-EXEMPT FUNDS

STATE RISK FACTORS

The State Tax-Exempt Funds invest primarily in the municipal securities issued by a single state and political sub-divisions that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax- exempt investments will be significantly greater than that of more geographically diversified funds, which may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly. At times, the Fund and other accounts managed by the investment manager may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may concentrate in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund’s shares to change more than the values of funds’ shares that invest in more diversified investments. The yields on the securities in which the Fund invests generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific tax-exempt investments makes the Fund more vulnerable to that state’s economy and to factors affecting tax-exempt issuers in that state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

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Appendix C

RiverSource S&P 500 Index Fund

ADDITIONAL INFORMATION ABOUT THE S&P 500 INDEX

The fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

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Appendix D

Class A – Calculation of the Sales Charge

Sales charges are determined as shown in the following table. The table is organized by investment category. You can find your fund’s investment category in Table 1.

Table 9. Class A Initial Sales Charge

		Sales charge(a) as a percentage of:
Fund category	Total market value	Public offering price(b)	Net amount invested
Balanced, Equity, Fund-of-funds – equity*	$0 – $49,999	5.75%	6.10%
	$50,000 – $99,999	4.50%	4.71%
	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
Fund-of-funds – fixed income, State tax-exempt fixed income, Taxable fixed income, Tax-exempt fixed income	$0 – $49,999	4.75%	4.99%
	$50,000 – $99,999	4.25%	4.44%
	$100,000 – $249,999	3.50%	3.63%
	$250,000 – $499,999	2.50%	2.56%
	$500,000 – $999,999	2.00%	2.04%
	$1,000,000 or more(c),(d)	0.00%	0.00%
For Columbia Absolute Return Currency and Income Fund, Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, Columbia Limited Duration Credit Fund, RiverSource Intermediate Tax-Exempt Fund and RiverSource Short Duration U.S. Government Fund	$0 – $99,999	3.00%	3.09%
	$100,000 – $249,999	2.50%	2.56%
	$250,000 – $499,999	2.00%	2.04%
	$500,000 – $999,999	1.50%	1.52%
	$1,000,000 or more(c),(d)	0.00%	0.00%

*	RiverSource S&P 500 Index Fund is not subject to a front-end sales change on Class A shares.
(a)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(b)	Purchase price includes the sales charge.
(c)	Although there is no sales charge for purchases with a total market value of $1 million or more, and therefore no re-allowance, the distributor may pay a selling and/or servicing agent the following out of its own resources: 1.00% on purchases from $1 million up to but not including $3 million; 0.50% on purchases of $3 million up to but not including $50 million; and 0.25% on amounts of $50 million or more. The distributor may be reimbursed if a CDSC is deducted when the shares are redeemed.
(d)	For eligible employee benefit plans, selling and/or servicing agents are eligible to receive from the distributor the following sales commissions on purchases that are coded as commission eligible trades: 1.00% on all purchases up to but not including $3 million, including those in amounts of less than $1 million; up to 0.50% on all purchases of $3 million up to but not including $50 million; and up to 0.25% on all purchases of $50 million or more.

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Appendix E

Legacy Columbia Funds

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

Columbiasm Acorn® Fund

Columbiasm Acorn International®

Columbiasm Acorn International Select®

Columbiasm Acorn Select®

Columbiasm Acorn USA®

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Core Bond Fund

Columbia Corporate Income Fund (formerly known as

Columbia Income Fund)

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia Greater China Fund

Columbia High Income Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Growth Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Liberty Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Short-Intermediate Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

Columbiasm Thermostat Fund®

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

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Appendix F

Legacy RiverSource Funds

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

F-1

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

S-6500 CP (9/10)

F-2

Appendix B – Statement of Additional Information of Columbia Intermediate Bond Fund and Columbia Bond Fund

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Columbia Management®

COLUMBIA FUNDS SERIES TRUST I STATEMENT OF ADDITIONAL INFORMATION November 1, 2010

Fund
Columbia Balanced Fund
Class A: CBLAX	Class B: CBLBX	Class C: CBLCX	Class R: CBLRX
Class R4*: —	Class R5*: —	Class Z: CBALX
Columbia Bond Fund
Class A: CNDAX	Class B*: —	Class C: CNDCX	Class I: —
Class T*: —	Class W: CBDWX	Class Y: CBFYX	Class Z: UMMGX
Columbia Connecticut Tax-Exempt Fund
Class A: COCTX	Class B: CCTBX	Class C: CCTCX
Class Z: CCTZX
Columbia Contrarian Core Fund
Class A: LCCAX	Class B: LCCBX	Class C: LCCCX	Class I: —
Class R: CCCRX	Class R4*: —	Class T: SGIEX	Class W: CTRWX
Class Z: SMGIX
Columbia Corporate Income Fund
Class A: LIIAX	Class B: CIOBX	Class C: CIOCX	Class I: —
Class W: CPIWX	Class Z: SRINX
Columbia Dividend Income Fund
Class A: LBSAX	Class B: LBSBX	Class C: LBSCX	Class I: —
Class R: CDIRX	Class T: GEQAX	Class W: CDVWX	Class Z: GSFTX
Columbia Emerging Markets Fund
Class A: EEMAX	Class C: EEMCX	Class I: —	Class R: CEMRX
Class W: CEMWX	Class Z: UMEMX
Columbia Energy and Natural Resources Fund
Class A: EENAX	Class B*: —	Class C: EENCX	Class I: —
Class R: CETRX	Class R4*: —	Class Z: UMESX
Columbia High Yield Municipal Fund
Class A: LHIAX	Class B: CHMBX	Class C: CHMCX	Class Z: SRHMX
Columbia High Yield Opportunity Fund
Class A: COLHX	Class B: COHBX	Class C: CHYCX	Class Z: LHYZX
Columbia Intermediate Bond Fund
Class A: LIBAX	Class B: LIBBX	Class C: LIBCX	Class I: —
Class R: CIBRX	Class W: CIBWX	Class Z: SRBFX
Columbia International Bond Fund
Class A: CNBAX	Class C: CNBCX	Class I: —	Class Z: CNBZX
Columbia Large Cap Growth Fund
Class A: LEGAX	Class B: LEGBX	Class C: LEGCX	Class E: CLGEX
Class F: CLGFX	Class I: —	Class R: CGWRX	Class R4*: —
Class R5*: —	Class T: GAEGX	Class W: CLGWX	Class Y: CGFYX
Class Z: GEGTX
Columbia Mid Cap Growth Fund
Class A: CBSAX	Class B: CBSBX	Class C: CMCCX	Class I: —
Class R: CMGRX	Class R5*: —	Class T: CBSTX	Class W: CMRWX
Class Y: CMGYX	Class Z: CLSPX
Columbia Pacific/Asia Fund
Class A: CASAX	Class C: CASCX	Class I: —	Class Z: USPAX

C-6517 C (11/10)

Fund
Columbia Real Estate Equity Fund
Class A: CREAX	Class B: CREBX	Class C: CRECX	Class I: —
Class R: CRSRX	Class R4*: —	Class R5*: —	Class W: CREWX
Class Z: CREEX
Columbia Select Large Cap Growth Fund
Class A: ELGAX	Class C: ELGCX	Class I: —	Class R: URLGX
Class W: CSLWX	Class Z: UMLGX
Columbia Small Cap Core Fund
Class A: LSMAX	Class B: LSMBX	Class C: LSMCX	Class I: —
Class W: CSCWX	Class T: SSCEX	Class Z: SMCEX
Columbia Small Cap Growth Fund I
Class A: CGOAX	Class B: CGOBX	Class C: CGOCX	Class I: —
Class R: CCRIX	Class Y CSGYX	Class Z: CMSCX
Columbia Small Cap Value Fund I
Class A: CSMIX	Class B: CSSBX	Class C: CSSCX	Class I: —
Class R: CSVRX	Class Y CSVYX	Class Z CSCZX
Columbia Strategic Income Fund
Class A: COSIX	Class B: CLSBX	Class C: CLSCX	Class R: CSNRX
Class R4*: —	Class R5*: —	Class W: CTTWX	Class Z: LSIZX
Columbia Strategic Investor Fund
Class A: CSVAX	Class B: CSVBX	Class C: CSRCX	Class I: —
Class R: CSGRX	Class W: CTVWX	Class Y CLSYX	Class Z: CSVFX
Columbia U.S. Treasury Index Fund
Class A: LUTAX	Class B: LUTBX	Class C: LUTCX	Class I: —
Class Z: IUTIX
Columbia Value and Restructuring Fund
Class A: EVRAX	Class C: EVRCX	Class I: —	Class R: URBIX
Class W: CVRWX	Class Z: UMBIX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

Balanced Fund	Columbia Balanced Fund

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

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Bond Fund	Columbia Bond Fund

Brandes	Brandes Investment Partners, L.P.

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the RiverSource, Threadneedle and Seligman brands and funds using the Columbia brand

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex using the Columbia brand

Connecticut Tax-Exempt Fund	Columbia Connecticut Tax-Exempt Fund

Contrarian Core Fund	Columbia Contrarian Core Fund

Corporate Income Fund	Columbia Corporate Income Fund

Custodian or State Street	State Street Bank and Trust Company

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

Dividend Income Fund	Columbia Dividend Income Fund

Emerging Markets Fund	Columbia Emerging Markets Fund

Energy and Natural Resources Fund	Columbia Energy and Natural Resources Fund

FDIC	Federal Deposit Insurance Corporation

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

GNMA	Government National Mortgage Association

High Yield Municipal Fund	Columbia High Yield Municipal Fund

High Yield Opportunity Fund	Columbia High Yield Opportunity Fund

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

2

Intermediate Bond Fund	Columbia Intermediate Bond Fund

International Bond Fund	Columbia International Bond Fund

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Adviser

IRS	United States Internal Revenue Service

Large Cap Growth Fund	Columbia Large Cap Growth Fund

LIBOR	London Interbank Offered Rate

Marsico	Marsico Capital Management, LLC

Mid Cap Growth Fund	Columbia Mid Cap Growth Fund

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Pacific/Asia Fund	Columbia Pacific/Asia Fund

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

Real Estate Equity Fund	Columbia Real Estate Equity Fund

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Select Large Cap Growth Fund	Columbia Select Large Cap Growth Fund

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

3

Small Cap Core Fund	Columbia Small Cap Core Fund

Small Cap Growth Fund I	Columbia Small Cap Growth Fund I

Small Cap Value Fund I	Columbia Small Cap Value Fund I

Strategic Income Fund	Columbia Strategic Income Fund

Strategic Investor Fund	Columbia Strategic Investor Fund

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust I, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

U.S. Treasury Index Fund	Columbia U.S. Treasury Index Fund

Value and Restructuring Fund	Columbia Value and Restructuring Fund

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes.

The Trust was organized as a Massachusetts business trust in 1987. On September 23, 2005, the Trust changed its name from Columbia Funds Trust IX to its current name. On October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Municipal Trust to Columbia Funds Trust IX.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with fiscal years ending March 31

Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund

Each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is a diversified fund, except Energy and Natural Resources Fund, which is a non-diversified Fund. Each of the Funds has a fiscal year end of March 31st.

On March 31, 2008, each of Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, and Value and Restructuring Fund, together with the Columbia Blended Equity Fund, Columbia International Growth Fund, Columbia Mid Cap Core Fund, Columbia Select Opportunities Fund, Columbia Select Small Cap Fund, and Columbia Short-Intermediate Bond Fund, acquired all assets and assumed all liabilities of, respectively, the following funds, each of which is a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable: Blended Equity Fund, Core Bond Fund, Emerging Markets Fund, Energy and Natural Resources Fund, International Fund, Mid Cap Core Fund, Pacific/Asia Fund, Large Cap Growth Fund, Equity Opportunities Fund, Small Cap Fund, Intermediate-Term Bond Fund and Value and Restructuring Fund (the Predecessor Funds), each a series of Excelsior Funds Trust or Excelsior Funds, Inc., as applicable. For periods prior to March 31, 2008, the performance and financial information shown for each Fund is the performance and financial information of the corresponding Predecessor Fund. The Funds commenced operations on March 31, 2008.

Bond Fund offers eight classes of shares; Emerging Markets Fund, Select Large Cap Growth Fund and Value and Restructuring Fund offer six classes of shares; Energy and Natural Resources Fund offers seven classes of shares; and Pacific/Asia Fund offers four classes of shares, each as described in Capital Stock and Other Securities.

Corporate Income Fund and Intermediate Bond Fund

Each of Corporate Income Fund and Intermediate Bond Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st. Prior to March 27, 2006, each Fund was organized as a series of Columbia Funds Trust VIII, a Massachusetts business trust. The information provided for each Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. Corporate Income Fund commenced investment operations on March 5, 1986. Intermediate Bond Fund commenced investment operations on December 5, 1978.

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Intermediate Bond Fund offers seven classes of shares, as described in Capital Stock and Other Securities. Prior to July 31, 2000, the Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Class S shares, and on July 31, 2000, the Fund commenced offering Class A shares. On February 1, 2002, the Fund commenced offering Class B and C shares. On July 29, 2002, the Fund’s Class S shares were redesignated as Class Z shares. On January 23, 2006, the Fund commenced offering Class R shares. Prior to September 12, 2002, the Fund invested all of its assets in the SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. Effective October 13, 2003, the Fund changed its name from Liberty Intermediate Bond Fund to its current name. Effective February 1, 2002, the Fund changed its name from Stein Roe Intermediate Bond Fund to Liberty Intermediate Bond Fund.

Corporate Income Fund offers six classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and C shares, redesignated its Class S shares as Class Z shares, and changed its name from Stein Roe Income Fund to Liberty Income Fund. Prior to July 15, 2002, the Fund invested all of its assets in the SR&F Income Portfolio as part of a master fund/feeder fund structure. On October 13, 2003, the Fund changed its name from Liberty Income Fund to Income Fund. Effective September 27, 2010, the Fund changed its name from Income Fund to its current name.

U.S. Treasury Index Fund

U.S. Treasury Index Fund represents a series of the Trust and is an open-end diversified management investment company. U.S. Treasury Index Fund has a fiscal year end of March 31st. Prior to March 27, 2006, the Fund was organized as a series of Columbia Funds Trust V, a Massachusetts business trust. The information provided for U.S. Treasury Index Fund in this SAI for periods prior to March 27, 2006 relates to such predecessor fund. The predecessor fund commenced investment operations on June 4, 1991. The predecessor fund was the successor by reorganization to the Galaxy II U.S. Treasury Fund, a series of The Galaxy Fund II, a Massachusetts business trust organized on February 22, 1990. Class Z shares of the predecessor fund were issued in exchange for existing shares of the Galaxy II U.S. Treasury Fund. The reorganization occurred on November 25, 2002. All references to U.S. Treasury Index Fund prior to November 25, 2002 shall be deemed to refer to the Galaxy II U.S. Treasury Fund.

U.S. Treasury Index Fund offers five classes of shares, as described in “Capital Stock and Other Securities.” Effective October 13, 2003, U.S. Treasury Index Fund changed its name from Liberty U.S. Treasury Index Fund to its current name.

Funds with fiscal years ending May 31

High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund

Each of High Yield Opportunity Fund, International Bond Fund and Strategic Income Fund represents a separate series of the Trust and is an open-end diversified management investment company, except for International Bond Fund, which is an open-end non-diversified management investment company. Each of the Funds has a fiscal year end of May 31st.

Prior to March 27, 2006 and September 26, 2005, respectively, High Yield Opportunity Fund and Strategic Income Fund were organized as a series of Columbia Funds Trust I, a Massachusetts business trust. The information provided for High Yield Opportunity Fund and Strategic Income Fund in this SAI for periods prior to March 27, 2006 and September 26, 2005, respectively, relates to the corresponding series of such predecessor trust.

High Yield Opportunity Fund offers four classes of shares, as described in Capital Stock and Other Securities. On October 21, 1971, High Yield Opportunity Fund commenced offering Class A shares. On June 8, 1992, High Yield Opportunity Fund commenced offering Class B shares. On January 15, 1996, High Yield

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Opportunity Fund commenced offering Class C shares. On January 8, 1999, High Yield Opportunity Fund commenced offering Class Z shares. Effective October 13, 2003, High Yield Opportunity Fund changed its name from Liberty High Yield Securities Fund to its current name. Effective July 14, 2000, High Yield Opportunity Fund changed its name from Colonial High Yield Securities Fund to Liberty High Yield Securities Fund.

International Bond Fund offers four classes of shares, as described in Capital Stock and Other Securities. On December 1, 2008, International Bond Fund commenced offering Class A, C and Z shares.

Strategic Income Fund offers eight classes of shares, as described in Capital Stock and Other Securities. On April 22, 1977, Strategic Income Fund commenced offering Class A shares. On May 15, 1992, Strategic Income Fund commenced offering Class B shares. On July 1, 1997, Strategic Income Fund commenced offering Class C shares. On November 2, 1998, Strategic Income Fund commenced offering Class J shares. On June 12, 2009, Strategic Income Fund stopped accepting Class J share purchases. On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares. On January 29, 1999, Strategic Income Fund commenced offering Class Z shares.

Funds with fiscal years ending June 30

High Yield Municipal Fund and Small Cap Value Fund I

Each of High Yield Municipal Fund and Small Cap Value Fund I represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of June 30th.

High Yield Municipal Fund commenced investment operations on March 5, 1984. The Fund offers four classes of shares, as described in Capital Stock and Other Securities. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and Class C shares and redesignated Class S shares as Class Z shares. Also on July 15, 2002, the Fund changed its name from “Stein Roe High-Yield Municipals Fund” to “Liberty High Yield Municipal Fund” and the Fund’s Class A shares changed their name from “Liberty High Income Municipals Fund, Class A,” to Class A shares. The Fund invested all of its assets in SR&F High Yield Municipals Portfolio as part of a master fund/feeder fund structure through July 15, 2002. The Fund changed its name from “Liberty High Yield Municipal Fund” to its current name effective October 13, 2003.

Small Cap Value Fund I commenced operations on July 25, 1986. Small Cap Value Fund I was organized as a series of Columbia Funds Trust VI, a Massachusetts business trust, prior to its reorganization as a series of the Trust on March 27, 2006. The information provided for Small Cap Value Fund I in this SAI for periods prior to March 27, 2006 relates to Columbia Funds Trust VI.

Small Cap Value Fund I offers seven classes of shares, as described in Capital Stock and Other Securities. The Fund changed its name from “Colonial Small Stock Fund” to “Colonial Small-Cap Value Fund” on February 28, 1997, and from “Colonial Small-Cap Value Fund” to “Liberty Small-Cap Value Fund” on July 14, 2000. The Fund changed its name from “Liberty Small-Cap Value Fund” to “Columbia Small Cap Value Fund” on October 13, 2003. The Fund changed its name from “Columbia Small Cap Value Fund” to its current name effective October 10, 2005.

Funds with fiscal years ending August 31

Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I, and Strategic Investor Fund

Each of Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I and Strategic Investor Fund is a diversified series of the Trust and has a fiscal year end of August 31st.

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Prior to March 27, 2006, each Fund was organized as an Oregon corporation. The information provided for these Funds in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation funds.

Balanced Fund and Small Cap Growth Fund I offer seven classes of shares, Mid Cap Growth Fund offers ten classes of shares and Strategic Investor Fund offers eight classes of shares, as described in Capital Stock and Other Securities.

Funds with fiscal years ending September 30

Contrarian Core Fund, Dividend Income Fund, Large Cap Growth Fund, and Small Cap Core Fund

Each of Contrarian Core Fund, Dividend Income Fund, Large Cap Growth Fund, and Small Cap Core Fund represents a separate series of the Trust and is an open-end diversified management investment company. Each of such Funds has a fiscal year end of September 30th.

Large Cap Growth Fund commenced operations on December 14, 1990; commenced operations on September 1, 1988; and Dividend Income Fund commenced operations on March 4, 1998. Contrarian Core Fund and Small Cap Core Fund commenced operations on December 14, 1992, as separate portfolios (collectively, the Predecessor Shawmut Funds) of The Shawmut Funds. On December 4, 1995, the Predecessor Shawmut Funds were reorganized as new portfolios of the Galaxy Fund. Prior to the reorganization, the Predecessor Shawmut Funds offered and sold shares of beneficial interest that were similar to the Galaxy Fund’s Trust Shares and Retail A Shares. Contrarian Core Fund changed its name from Columbia Common Stock Fund to its current name on November 14, 2008.

Each Fund is the successor to a separate series of the Galaxy Fund, a Massachusetts business trust organized on March 31, 1986. On November 18, 2002, November 25, 2002 and December 9, 2002, the series of the Galaxy Fund to which the Funds succeeded were reorganized as separate series of the Liberty-Stein Roe Investment Trust. Class A shares of the Funds were issued in exchange for Prime A Shares of the predecessor series of the Galaxy Fund, Class B shares of the Funds were issued in exchange for Prime B Shares of the predecessor series of the Galaxy Fund, Class T shares of the Funds were issued in exchange for Retail A Shares of the predecessor series of the Galaxy Fund, Class G shares of the Funds were issued in exchange for Retail B Shares of the predecessor series of the Galaxy Fund and Class Z shares of the Funds were issued in exchange for Trust Shares of the predecessor series of the Galaxy Fund. (Prime A and Prime B Shares, Retail A and Retail B Shares and Trust Shares together are referred to herein as the Predecessor Classes). On August 8, 2007, Class G shares of the Funds were converted to Class T shares. Information provided with respect to each Fund for periods prior to such Fund’s inception relates to the predecessor series of the Galaxy Fund. Further, information provided with respect to each class of each Fund prior to such Fund’s inception relates to the Predecessor Classes of such class.

Contrarian Core Fund offers nine classes of shares; Dividend Income Fund offers eight classes of shares; Large Cap Growth Fund offers thirteen classes of shares; and Small Cap Core Fund offers seven classes of shares, each as described in Capital Stock and Other Securities.

Fund with fiscal year ending October 31

Connecticut Tax-Exempt Fund

Connecticut Tax-Exempt Fund represents a separate series of the Trust and is an open-end management investment company. Connecticut Tax-Exempt Fund is a “diversified” fund and has a fiscal year end of October 31st.

Connecticut Tax-Exempt Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust. Connecticut Tax-Exempt Fund was reorganized as a series of the Trust on March 27, 2006 (the Tax-Exempt Fund Reorganization Date). Prior to March 27, 2006, Connecticut

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Tax-Exempt Fund was organized as a series of Columbia Funds Trust V. Connecticut Tax-Exempt Fund commenced investment operations on November 1, 1991. The information provided for Connecticut Tax-Exempt Fund in this SAI for periods prior to the Tax-Exempt Fund Reorganization Date relates to the predecessor funds of the same names. The trust of which Connecticut Tax-Exempt Fund was previously a series changed its name from Liberty Funds Trust V to Columbia Funds Trust V on October 13, 2003.

Connecticut Tax-Exempt Fund offers four classes of shares, as described in Capital Stock and Other Securities.

Fund with fiscal year ending December 31

Real Estate Equity Fund

Real Estate Equity Fund represents a series of the Trust and is an open-end non-diversified management investment company. In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31.

Prior to March 27, 2006, Real Estate Equity Fund was organized as an Oregon corporation. The information provided for the Fund in this SAI for periods prior to March 27, 2006 relates to the predecessor Oregon corporation.

Real Estate Equity Fund offers nine classes of shares, as described in Capital Stock and Other Securities.

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ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Each Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

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4.

With the exception of Real Estate Equity Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry[a], purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions[b]; (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and (iii) under normal market conditions, Energy and Natural Resources Fund will invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the energy and other natural resources groups of industries[c];

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	With the exception of Energy and Natural Resources Fund, International Bond Fund and Real Estate Equity Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

As a matter of fundamental policy, under normal circumstances, Connecticut Tax-Exempt Fund invests at least 80% of total assets in state bonds, subject to applicable state requirements.

[a]

In determining whether a purchase by Real Estate Equity Fund would cause the Fund to have invested less than 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, the Adviser currently uses the Global Industry Classification Standard (“GICS”) produced by S&P and MSCI Inc.

[b]

For purposes of determining whether International Bond Fund has invested 25% or more of the value of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry pursuant to fundamental investment policy (4) above, the Fund will consider each foreign government to be conducting its business activities in a separate industry, and will consider a security to have been issued by a foreign government if (i) the security is issued directly by such government, (ii) the security is issued by an agency, instrumentality or authority that is backed by the full faith and credit of such foreign government or (iii) the security is issued by an entity the assets and revenues of which the Adviser determines are not separate from such foreign government. The Fund generally will treat supranational entities as issuers separate and distinct from any foreign government, so long as such entities do not fall within the characteristics described in item (iii) above. If any other security is guaranteed as to payment of principal and/or interest by a foreign government, then the Fund will generally treat the guarantee as a separate security issued by such foreign government.

[c]

In determining whether Energy and Natural Resources Fund has invested at least 25% of the value of its total assets in the securities of one or more issuers conducting their principal business activities in the energy and other natural resources groups of industries, the Adviser currently uses the Global Industry Classification Standard (“GICS”) produced by S&P and MSCI Inc. The Adviser currently considers companies in each of the indicated GICS industry groups to be within the energy and other natural resources groups of industries: (i) Energy, (ii) Utilities, and (iii) Materials, but limited to companies in the following

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GICS industries and sub-industries: the Chemicals industry (companies that primarily produce or distribute industrial and basic chemicals, including the Commodity Chemicals, Diversified Chemicals, Fertilizers & Agriculture Chemicals, Industrial Gases, and Specialty Chemicals sub-industries), the Metals & Mining industry (companies that primarily produce, process, extract, or distribute precious or basic metals or minerals, including the Aluminum, Diversified Metals & Mining, Gold, Precious Metals & Minerals, and Steel sub-industries), and the Paper & Forest Products industry (companies that primarily cultivate or manufacture timber or wood-related products or paper products, including the Forest Products and Paper Products sub-industries).

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities[a]	May not sell securities short[b]	May not purchase securities of other investment companies[c]	May not purchase securities of companies for purpose of exercising control[d]	Provides 60 day notice in connection with Rule 35d-1 changes[e]
Balanced Fund	✓		✓
Bond Fund	✓		✓		✓
Connecticut Tax-Exempt Fund	✓	✓	✓
Contrarian Core Fund	✓	✓	✓		✓
Corporate Income Fund	✓	✓	✓		✓
Dividend Income Fund	✓	✓	✓	✓	✓
Emerging Markets Fund	✓		✓		✓
Energy and Natural Resources Fund	✓		✓		✓
High Yield Municipal Fund	✓	✓	✓		✓
High Yield Opportunity Fund	✓	✓	✓		✓
Intermediate Bond Fund	✓	✓	✓		✓
International Bond Fund	✓	✓	✓		✓
Large Cap Growth Fund	✓	✓	✓	✓	✓
Mid Cap Growth Fund	✓		✓		✓
Pacific/Asia Fund	✓		✓		✓
Real Estate Equity Fund	✓		✓
Select Large Cap Growth Fund	✓		✓		✓
Small Cap Core Fund	✓	✓	✓		✓
Small Cap Growth Fund I	✓		✓		✓
Small Cap Value Fund I	✓	✓	✓		✓
Strategic Income Fund	✓	✓	✓
Strategic Investor Fund	✓		✓
U.S. Treasury Index Fund	✓	✓	✓		✓
Value and Restructuring Fund	✓		✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations

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thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]	Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of companies for the purpose of exercising control.
[e]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Permissible Fund Investments

Investment Type	Balanced Fund	Bond Fund	Connecticut Tax-Exempt Fund	Contrarian Core Fund	Corporate Income Fund	Dividend Income Fund
Asset-Backed Securities	✓	✓	✓		✓
Bank Obligations
Domestic	✓	✓	✓
Foreign	✓	✓	✓
Common Stock	✓	✓	✓	✓		✓
Convertible Securities	✓	✓		✓		✓
Corporate Debt Securities	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓		✓
Foreign Currency Transactions	✓	✓		✓		✓
Foreign Securities	✓	✓		✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓			✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓		✓
Municipal Securities	✓	✓	✓		✓
Participation Interests	✓	✓
Preferred Stock	✓	✓		✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓		✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓		✓	✓	✓
Standby Commitments		✓	✓		✓
Stripped Securities	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

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Investment Type	Emerging Markets Fund	Energy and Natural Resources Fund	High Yield Municipal Fund	High Yield Opportunity Fund	Intermediate Bond Fund	International Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓		✓
Foreign	✓	✓	✓	✓		✓
Common Stock	✓	✓		✓		✓
Convertible Securities	✓	✓		✓		✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓		✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓		✓	✓	✓
Foreign Currency Transactions	✓	✓		✓		✓
Foreign Securities	✓	✓		✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓		✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓		✓
Preferred Stock	✓	✓		✓		✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓		✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓
Standby Commitments	✓	✓	✓	✓	✓	✓
Stripped Securities	✓	✓		✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

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Investment Type	Large Cap Growth Fund	Mid Cap Growth Fund	Pacific/Asia Fund	Real Estate Equity Fund	Select Large Cap Growth Fund	Small Cap Core Fund
Asset-Backed Securities			✓		✓
Bank Obligations
Domestic		✓	✓	✓	✓
Foreign		✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities			✓		✓
Custody Receipts and Trust Certificates			✓		✓
Derivatives
Index or Linked Securities (Structured Products)	✓		✓		✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls			✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)			✓		✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities			✓		✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓		✓
Municipal Securities			✓		✓
Participation Interests			✓		✓
Preferred Stock	✓	✓	✓		✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓		✓		✓	✓
Standby Commitments			✓		✓
Stripped Securities			✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓		✓		✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

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Investment Type	Small Cap Growth Fund I	Small Cap Value Fund I	Strategic Income Fund	Strategic Investor Fund	U.S. Treasury Fund	Value and Restructuring Fund
Asset-Backed Securities		✓	✓			✓
Bank Obligations
Domestic	✓	✓	✓	✓		✓
Foreign	✓	✓	✓	✓		✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓		✓
Corporate Debt Securities		✓	✓			✓
Custody Receipts and Trust Certificates			✓			✓
Derivatives
Index or Linked Securities (Structured Products)		✓	✓			✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓		✓
Stock Options and Stock Index Options	✓	✓	✓	✓		✓
Swap Agreements	✓	✓	✓	✓		✓
Dollar Rolls			✓			✓
Foreign Currency Transactions	✓	✓	✓	✓		✓
Foreign Securities	✓	✓	✓	✓		✓
Guaranteed Investment Contracts (Funding Arrangements)			✓			✓
Illiquid Securities	✓	✓	✓	✓		✓
Initial Public Offerings	✓	✓	✓	✓		✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities			✓			✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓			✓
Municipal Securities			✓			✓
Participation Interests			✓			✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓		✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements		✓	✓			✓
Standby Commitments		✓	✓			✓
Stripped Securities			✓			✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions		✓	✓			✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓		✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the

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originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

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Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably

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affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests

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in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are

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standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

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Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of

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one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such

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investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

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Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from

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(call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

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There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

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Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the

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underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

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Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific

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interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap

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agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

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Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in

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Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with

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emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact – either positive or negative – on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets

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will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

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The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying

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mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities that concluded in December 2009. Although the U.S. Government has provided support to FNMA and FHLMC, there can be no assurances that it will support these and other government sponsored enterprises in the future.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the

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rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

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Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

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The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the key risks associated with investments in states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments – Variable- and Floating-Rate Obligations, Permissible Fund Investments – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily

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does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments – Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other

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“restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

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Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

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Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments – Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order

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to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment

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transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

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Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of

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the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of the Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, the Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by the Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. The Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to the Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, the Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

The Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. The Fund may invest some or all of such cash

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collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and the Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

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•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

•

For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) days following the month-end.

The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

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In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Adviser’s legal department, the Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

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The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

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IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, subadviser for certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

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IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

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INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 100 Federal Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund – Annual Fund Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

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The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	Next $500 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Bond Fund	0.65%	0.35%	0.32%	0.29%	0.28%	0.27%
Contrarian Core Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Corporate Income Fund	0.42%	0.375%	0.37%	0.34%	0.33%	0.32%
Dividend Income Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
Energy and Natural Resources Fund	0.60%	0.60%	0.52%	0.47%	0.45%	0.43%
Intermediate Bond Fund	0.35%	0.35%	0.30%	0.29%	0.28%	0.27%
Pacific/Asia Fund	0.75%	0.75%	0.67%	0.62%	0.57%	0.52%
Select Large Cap Growth Fund	0.75%	0.75%	0.52%	0.47%	0.45%	0.43%

Fund	All assets
Balanced Fund	0.50%
Real Estate Equity Fund	0.75%
U.S. Treasury Index Fund	0.10%

Fund	First $1 billion	Next $2 billion	In excess of $3 billion
Connecticut Tax-Exempt Fund	0.50%	0.45%	0.40%

Fund	First $500 million	Next $500 million	Next $500 million	In excess of $1.5 billion
High Yield Opportunity Fund	0.60%	0.55%	0.52%	0.49%
International Bond Fund	0.55%	0.50%	0.47%	0.44%
Mid Cap Growth Fund	0.82%	0.75%	0.72%	0.67%
Strategic Income Fund	0.60%	0.55%	0.52%	0.49%

Fund	First $750 million	Next $250 million	Next $500 million	Next $1.5 billion	Next $3 billion	In excess of $6 billion
Emerging Markets Fund	1.15%	1.00%	0.67%	0.62%	0.57%	0.52%

Fund	First $100 million	Next $100 million	In excess of $200 million
High Yield Municipal Fund	0.450%	0.425%	0.400%

Fund	First $200 million	Next $300 million	In excess of $500 million
Large Cap Growth Fund	0.700%	0.575%	0.450%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	In excess of $2 billion
Small Cap Core Fund	0.75%	0.70%	0.65%	0.60%	0.55%

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Fund	First $500 million	Next $500 million	In excess of $1 billion
Small Cap Growth Fund I	0.87%	0.82%	0.77%
Small Cap Value Fund I	0.80%	0.75%	0.70%
Strategic Investor Fund	0.60%	0.55%	0.50%

Fund	First $10 billion	In excess of $10 billion
Value and Restructuring Fund	0.60%	0.43%

Advisory Fees Paid by the Funds

The Adviser and the Previous Adviser received fees from the Funds for their services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Adviser and the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Bond Fund
Advisory Fee Paid	$3,555,388	$3,357,269	$3,573,130
Amount Reimbursed	$1,762,911	$968,294	$981,002
Amount Waived	—	—	—
Corporate Income Fund
Advisory Fee Paid	$2,172,793	$2,165,208	$2,762,711
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Advisory Fee Paid	$4,059,904	$6,822,851	$15,695,279
Amount Reimbursed	$133,614	$710,637	—
Amount Waived	—	—	—
Energy and Natural Resources Fund
Advisory Fee Paid	$3,382,995	$3,524,919	$4,061,431
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Intermediate Bond Fund
Advisory Fee Paid	$6,768,041	$7,167,840	$7,648,763
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Advisory Fee Paid	$219,007	$634,182	$1,872,501
Amount Reimbursed	$131,463	$37,003	—
Amount Waived	—	—	—
Select Large Cap Growth Fund
Advisory Fee Paid	$10,061,635	$7,032,799	$6,446,350
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
U.S. Treasury Index Fund
Advisory Fee Paid	$374,018	$360,167	$183,771
Amount Reimbursed	$659,969	$380,634	$163,118
Amount Waived	—	—	—

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Fund	Fiscal Year ended March 31, 2010*	Fiscal Year ended March 31, 2009*	Fiscal Year ended March 31, 2008*
Value and Restructuring Fund
Advisory Fee Paid	$38,153,435	$45,997,660	$54,318,105
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Adviser	Previous Adviser
High Yield Opportunity Fund
Advisory Fee Paid	$167,714	$1,881,734	$1,848,657	$2,186,530
Amount Reimbursed	$57,327	$83,858	—	$19,549
Amount Waived	—	—	—	—
Strategic Income Fund
Advisory Fee Paid	$949,914	$10,224,619	$9,937,336	$10,213,556
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended May 31, 2010		Fiscal Period Ended
Fund	Adviser	Previous Adviser	May 31, 2009*
International Bond Fund
Advisory Fee Paid	$7,487	$69,573	$20,485
Amount Reimbursed	$25,747	$124,507	$142,545
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Adviser	Previous Adviser
High Yield Municipal Fund
Advisory Fee Paid	$524,787	$2,361,306	$2,421,629	$3,036,689
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Advisory Fee Paid	$1,883,799	$7,793,816	$6,138,109	$7,336,126
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Adviser	Previous Adviser
Balanced Fund
Advisory Fee Paid	$516,594	$875,889	$884,961	$1,038,397
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

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	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Adviser	Previous Adviser
Mid Cap Growth Fund
Advisory Fee Paid	$2,977,727	$5,939,170	$7,193,675	$11,479,270
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Growth Fund I
Advisory Fee Paid	$2,371,009	$4,158,194	$3,216,309	$2,697,664
Amount Reimbursed	—	—	$109,017	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Advisory Fee Paid	$1,486,665	$3,136,677	$4,131,661	$6,613,337
Amount Reimbursed	$407,410	$989,742	$1,606,165	$294,451
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
[1]	Unaudited.

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Advisory Fee Paid	$2,110,310	$2,721,935	$3,104,656
Amount Reimbursed	$318,233	$382,426	$411,079
Amount Waived	—	—	—
Dividend Income Fund
Advisory Fee Paid	$8,227,244	$7,520,664	$7,151,747
Amount Reimbursed	$791,034	$591,255	$725,253
Amount Waived	—	—	—
Large Cap Growth Fund
Advisory Fee Paid	$5,877,711	$8,656,167	$9,179,749
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Small Cap Core Fund
Advisory Fee Paid	$3,382,545	$6,765,818	$9,376,432
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Advisory Fee Paid	$462,542	$524,477	$588,869
Amount Reimbursed	$157,165	$160,592	$158,586
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Advisory Fee Paid	$686,031	$1,670,236	$2,487,144	$4,576,982
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.

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Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Leonard A. Aplet, CFA	Balanced Fund
Stephen D. Barbaro, CFA	Small Cap Value Fund I
Robert B. Cameron	Emerging Markets Fund
Catherine Stienstra	Connecticut Tax-Exempt Fund
Richard A. Carter	Select Large Cap Growth Fund
Wayne M. Collette, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Richard E. Dahlberg, CFA	Dividend Income Fund
Richard G. D’Auteuil	Small Cap Core Fund
Scott L. Davis	Dividend Income Fund
Peter R. Deininger	Large Cap Growth Fund
Chad H. Farrington, CFA	High Yield Municipal Fund
William Finan	U.S. Treasury Index Fund
Thomas M. Galvin, CFA	Select Large Cap Growth Fund
Emil A. Gjester	Strategic Investor Fund
Todd D. Herget	Select Large Cap Growth Fund
Jeffrey Hershey, CFA	Small Cap Core Fund
Michael E. Hoover	Energy and Natural Resources Fund
Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	Emerging Markets Fund Pacific/Asia Fund
Arthur J. Hurley, CFA	Real Estate Equity Fund
Orhan Imer, PhD, CFA	U.S. Treasury Index Fund
Jeremy Javidi, CFA	Small Cap Value Fund I
Brian Lavin, CFA	Balanced Fund Corporate Income Fund High Yield Opportunity Fund Intermediate Bond Fund Strategic Income Fund
Lawrence W. Lin, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Colin J. Lundgren, CFA	Strategic Income Fund
George J. Myers, CFA	Mid Cap Growth Fund Small Cap Growth Fund I
Brian D. Neigut	Mid Cap Growth Fund Small Cap Growth Fund I
Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund
Jonas Patrikson, CFA	Strategic Investor Fund
Carl W. Pappo, CFA	Bond Fund Corporate Income Fund Intermediate Bond
Nicholas Pifer, CFA	International Bond Fund
Jennifer Ponce de Leon	High Yield Opportunity Fund
Guy W. Pope, CFA	Balanced Fund Contrarian Core Fund Value and Restructuring Fund

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Portfolio Manager	Fund(s)
Alexander D. Powers	Bond Fund Intermediate Bond Fund
J. Nicholas Smith, CFA	Value and Restructuring Fund
Ronald B. Stahl, CFA	Balanced Fund
Gene R. Tannuzzo, CFA	Strategic Income Fund
Mary-Ann Ward	Strategic Investor Fund
Michael T. Welter, CFA	Strategic Investor Fund
Dara J. White, CFA	Emerging Markets Fund
David J. Williams, CFA	Value and Restructuring Fund
John T. Wilson, CFA	Large Cap Growth Fund
Michael Zazzarino	Bond Fund Intermediate Bond Fund

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending March 31
Bond Fund	Carl W. Pappo, CFA	5 RICs 3 other accounts	$5.65 billion $850,000	None	None	(1)
	Alexander D. Powers	2 RICs 7 PIVs 17 other accounts	$2.79 billion $2.1 billion $1.1 billion	None	$10,001- $50,000[a] $1- 10,000[b]	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.193 billion $2.636 billion $192.2 million	None	None	(1)

Corporate Income Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.1 billion $850,000	None	None	(1)

Emerging Markets Fund	Robert B. Cameron	1 PIV 5 other accounts	$61.4 million $930,000	None	$1- $10,000[b]	(1)
	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$646.2 million $634.7 million $200,000	None	None	(1)
	Dara J. White, CFA	1 PIV 9 other accounts	$61.4 million $405,000	None	$1- $10,000[a] $10,001- $50,000[b]	(1)

Energy and Natural Resources Fund	Michael E. Hoover	3 PIVs 3 other accounts	$689.7 million $741,342	None	None	(1)

Intermediate Bond Fund	Brian Lavin, CFA[1]	2 RICs 1 PIV 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$3.45 billion $850,000	None	$50,001- $100,000[a]	(1)
	Alexander D. Powers	3 RICs 7 PIVs 17 other accounts	$3.4 billion $2.1 billion $1.1 billion	None	None	(1)
	Michael Zazzarino	5 RICs 9 PIVs 9 other accounts	$2.61 billion $2.64 billion $192.2 million	None	None	(1)

Pacific/Asia Fund	Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFM	7 RICs 4 PIVs 4 other accounts	$1.02 billion $634.7 million $200,000	None	None	(1)
	Daisuke Nomoto, CMA (SAAJ)	4 RICs 3 PIVs 2 other accounts	$490.8 million $578.7 million $200,000	None	None	(1)

Select Large Cap Growth Fund	Richard A. Carter	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a] $1- $10,000[b]	(1)
	Thomas M. Galvin, CFA	1 RIC 1 PIV 2,389 other accounts	$4 million $43 million $1.5 billion	1 Other ($175 M)	Over $1,000,000	(1)
	Todd D. Herget	1 PIV 2,389 other accounts	$43 million $1.5 billion	1 Other ($175 M)	$50,001- $100,000[a]	(1)

U.S. Treasury Index Fund	William Finan	5 other accounts	$1 million	None	None	(1)
	Orhan Imer, PhD, CFA	6 other accounts	$150,000	None	None	(1)

Value and Restructuring Fund	Guy W. Pope, CFA	5 RICs 1,927 other accounts	$1.76 billion $2.29 billion	None	$1- $10,000[a] $1- $10,000[b]	(1)
	J. Nicholas Smith, CFA	3 RICs 1,883 other accounts	$924.6 million $2.01 billion	None	$10,001- $50,000[a]	(1)
	David J. Williams, CFA	3 RICs 1,919 other accounts	$924.6 million $2.08 billion	None	$100,001- $500,000[a]	(1)

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$10.312 billion $9.331 million $683.335 million	None	None	(2)
	Jennifer Ponce de Leon	12 RICs 1 PIV 27 other accounts	$17.640 billion $9.331 million $4.578 million	None	None	(2)

International Bond Fund	Nicholas Pifer, CFA[2]	5 RICs 4 PIV 17 other accounts	$5.05 billion $113.33 million $4.62 billion	None	None	(2)

Strategic Income Fund	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$8.61 billion $9.331 million $683.335 million	None	None	(2)
	Colin J. Lundgren, CFA	21 RICs 9 other accounts	$40.761 billion $274.15 million	2 RICs ($527.4 M)	None	(2)
	Gene R. Tannuzzo, CFA	10 RICs 2 other accounts	$25.657 billion $0.08 million	None		(2)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)

For Funds with fiscal year ending June 30
High Yield Municipal Fund	Chad H. Farrington	8 other accounts	$194,000	None	$1-$10,000[b]	(1)

Small Cap Value Fund I	Stephen D. Barbaro, CFA	5 RICs 1 PIV 13 other accounts	$433 million $30 million $57 million	None	$1- $10,000[a] $10,001 - $50,000[b]	(1)
	Jeremy Javidi, CFA	5 RICs 1 PIV 14 other accounts	$433 million $30 million $54 million	None	$100,001- $500,000[a] $1 - $10,000[b]	(1)

For Funds with fiscal year ending August 31
Balanced Fund	Leonard A. Aplet, CFA	10 RICs 8 PIVs 85 other accounts	$2.8 billion $3.555 billion $10.9 billion	None	$10,001 - $50,000 [a]	(1)
	Brian Lavin, CFA	12 RICs 1 PIV 3 other accounts	$9.907 billion $10.48 million $684.84 million	None	None	(2)
	Guy W. Pope, CFA	4 RICs 1,825 other accounts	$6.976 billion $1.007 billion	None	$100,001 - $500,000 [a]	(1)
	Ronald B. Stahl, CFA	10 RICs 6 PIVs 53 other accounts	$2.8 billion $785.7 million $3.879 billion	None	$10,001 - $50,000 [a]	(1)

Mid Cap Growth Fund	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.5 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.178 billion $168.61 million $178.6 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.178 billion $168.61 million $178.61 million	None	$1- $10,000[a] $1- $10,000[b]	(1)

Small Cap Growth Fund I	Wayne M. Collette, CFA	9 RICs 2 PIVs 191 other accounts	$1.8 billion $168.61 million $240 million	None	$10,001 - $50,000[b]	(1)
	Lawrence W. Lin, CFA	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.8 million	None	$1- $10,000	(1)
	George J. Myers, CFA	7 RICs 2 PIVs 182 other accounts	$1.479 billion $168.61 million $178.61 million	None	$10,001 - $50,000 [a] $10,001 - $50,000 [b]	(1)
	Brian D. Neigut	7 RICs 2 PIVs 184 other accounts	$1.479 billion $168.61 million $178.61 million	None	$1- $10,000[a] $1- $10,000[b]	(1)

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		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
Strategic Investor Fund	Emil A. Gjester	1 RIC 1 PIV 289 other accounts	$89.65 million $201.32 million $220.38 million	None	$100,001 - $500,000 [a] $10,001 - $50,000 [b]	(1)
	Jonas Patrikson, CFA	1 RIC 1 PIV 282 other accounts	$89.648 million $201.32 million $220.22 million	None	$1- $10,000[a] $1-$10,000[b]	(1)
	Mary-Ann Ward	1 RIC 1 PIV 293 other accounts	$89.65 million $201.32 million $227.68 million	None	None	(1)
	Michael T. Welter, CFA	1 RIC 1 PIV 283 other accounts	89.65 billion $201.3 million $220.6 million	None	$50,001- $100,000[a] $1 - $10,000[b]	(1)

For Funds with fiscal year ending September 30
Contrarian Core Fund	Guy W. Pope, CFA	3 RICs 1,847 other accounts	$6.6 billion $567 million	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)

Dividend Income Fund	Richard E. Dahlberg, CFA	1 RIC 2 PIVs 99 other accounts	$425 million $372 million $813.01 million	None	$100,001- $500,000[a] $100,001- $500,000[b]	(1)
	Scott L. Davis	2 PIVs 92 other accounts	$372 million $815 million	None	$50,001- $100,000[a] $100,001- $500,000[b]	(1)

Large Cap Growth Fund	Peter R. Deininger[3]	1 PIV 15 other accounts	$315 million $275 million	None	$1- $10,000	(1)
	John T. Wilson, CFA	4 RICs 1 PIV 19 other accounts	$200 million $300 million $500 million	None	$100,001- $500,000[a]	(1)

Small Cap Core Fund	Richard D’Auteuil	1 PIV 27 other accounts	$158.85 million $907.08 million	None	None	(1)
	Jeffrey Hershey, CFA	1 PIV 28 other accounts	$158.85 million $901.77 million	None	None	(1)

For the Fund with fiscal year ending October 31
Connecticut Tax-Exempt Fund	Catherine Stienstra[4]	11 RICs 12 other accounts	$4.42 billion $6.68 billion	None	None	(2)

For the Fund with fiscal period ending December 31
Real Estate Equity Fund	Arthur J. Hurley, CFA	8 other accounts	$750,000	None	$1-$10,000[a] $1-$10,000[b]	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Information provided as of April 30, 2010.
[2]	Account information provided as of May 31, 2010. Other accounts also include personal accounts as of June 30, 2010.
[3]	Account information provided as of March 31, 2010.
[4]	Account information provided as of August 31, 2010.

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Structure of Compensation

(1) Compensation of Legacy Columbia Management Advisors, LLC Portfolio Managers

Compensation for portfolio managers who were associates of the Previous Adviser prior to May 1, 2010, is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

(2) Compensation of Legacy RiverSource Investments, LLC Portfolio Managers

Compensation for portfolio managers who were associates of RiverSource Investments, LLC (now known as Columbia Management Investment Advisers, LLC), is typically comprised of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The Adviser’s portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Adviser employees. Depending upon their job level, Adviser portfolio managers may also be eligible for other benefits or perquisites that are available to all Adviser employees at the same job level.

The annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the Adviser has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team.

The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

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Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Leonard A. Aplet, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Stephen D. Barbaro, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Catherine Stienstra	Connecticut Tax-Exempt Fund	Barclays Capital Municipal Bond Index	Lipper Connecticut Municipal Debt Funds Classification

Robert B. Cameron	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

Richard A. Carter	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Wayne M. Collette, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Richard E. Dahlberg, CFA	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Richard D’Auteuil	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Scott L. Davis	Dividend Income Fund	Russell 1000 Index	Lipper Equity Income Funds Classification

Peter R. Deininger	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Chad H. Farrington	High Yield Municipal Fund	Barclays Capital High Yield Municipal Bond Index; Blended Benchmark[4]	Lipper High Yield Municipal Debt Funds Classification

William Finan	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Thomas M. Galvin, CFA	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

Emil A. Gjester	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Todd D. Herget	Select Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Jeffrey Hershey, CFA	Small Cap Core Fund	Russell 2000 Index; S&P Small Cap 600 Composite Index	Lipper Small-Cap Core Funds Classification

Michael E. Hoover	Energy and Natural Resources Fund	S&P North American Natural Resources Sector Index	Lipper Natural Resources Funds Classification

Jasmine (Weili) Huang, CFA, CPA (U.S. and China), CFA	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Arthur J. Hurley, CFA	Real Estate Equity Fund	FTSE NAREIT Equity REITs Index	Lipper Real Estate Funds Classification

Orhan Imer	U.S. Treasury Index Fund	Citigroup Bond U.S. Treasury Index	Lipper General U.S. Treasury Funds Classification

Jeremy Javidi, CFA	Small Cap Value Fund I	Russell 2000 Value Index	Lipper Small-Cap Value Funds Classification

Brian Lavin, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Lawrence W. Lin, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Colin J. Lundgren, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

George J. Myers, CFA	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Mid Cap Growth Fund	Russell MidCap Growth Index; Russell MidCap Index	Lipper Mid-Cap Growth Funds Classification

	Small Cap Growth Fund I	Russell 2000 Index; Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Daisuke Nomoto, CMA (SAAJ)	Pacific/Asia Fund	MSCI AC Asia Pacific Index (Net); MSCI EAFE Index (Net)	Lipper Pacific Region Funds Classification

Carl. W. Pappo, CFA	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Corporate Income Fund	Barclays Capital Credit Bond Index; Blended Benchmark[2]	Lipper Corporate Debt Funds BBB Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Jonas Patrikson, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Nicholas Pifer	International Bond Fund	Citigroup Non-U.S. Dollar World Government Bond Index- Unhedged	Lipper International Income Funds Classification

Jennifer Ponce de Leon	High Yield Opportunity Fund	JPMorgan Global High Yield Index; Credit Suisse High Yield Index	Lipper High Current Yield Funds Classification

Guy W. Pope, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

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Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group

	Contrarian Core Fund	Russell 1000 Index	Lipper Large-Cap Core Funds Classification

	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Alexander D. Powers	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

J. Nicholas Smith, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

Ronald B. Stahl, CFA	Balanced Fund	S&P 500 Index; Barclays Capital Aggregate Bond Index; Blended Benchmark[1]	Lipper Mixed-Asset Target Allocation Growth Funds Classification

Gene R. Tannuzzo, CFA	Strategic Income Fund	Barclays Capital Government/Credit Bond Index; Blended Benchmark[3]	Lipper Multi-Sector Income Funds Classification

Mary-Ann Ward	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Michael T. Welter, CFA	Strategic Investor Fund	Russell 1000 Index	Lipper Multi-Cap Core Funds Classification

Dara J. White	Emerging Markets Fund	MSCI Emerging Markets Index (Net); MSCI Emerging Markets Index (Gross); MSCI EAFE Index (Net)	Lipper Emerging Markets Funds Classification

David J. Williams, CFA	Value and Restructuring Fund	Russell 1000 Value Index; S&P 500 Index	Lipper Multi-Cap Value Funds Classification

John T. Wilson, CFA	Large Cap Growth Fund	Russell 1000 Growth Index	Lipper Large-Cap Growth Funds Classification

Michael Zazzarino	Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Corporate Debt Funds A Rated Classification

	Intermediate Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

[1]	A custom composite, established by the Adviser, consisting of a 60% weighting of the S&P 500 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index.
[2]	A weighted custom composite of the Barclays Capital U.S. Credit Bond Index (85%) and JP Morgan Global High Yield Index (15%) established by the Adviser.
[3]

A custom composite, established by the Adviser, consisting of a 35% weighting of the Barclays Capital U.S. Aggregate Bond Index, a 35% weighting of the JPMorgan Global High Yield Index, a 15% weighting of the Citigroup Non-U.S. World Government Bond Index – Unhedged and a 15% weighting of the JPMorgan EMBI Global Diversified Index.

[4]	A custom composite, established by the Adviser, consisting of a 60% weighting of the Barclays Capital High Yield Municipal Bond Index and a 40% weighting of the Barclays Capital Municipal Bond Index.

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The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and

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other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

For U.S. Treasury Index Fund, pursuant to the Administrative Services Agreement, the Administrator, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons of the Administrator or its affiliates, brokerage fees and commissions, interest on borrowings and such extraordinary, non-recurring expenses as may arise, including litigation expenses. For the purposes of this arrangement, distribution and service fees are not considered operating expenses.

Administration Fees Paid by the Funds

The Administrator and the Previous Administrator received fees from the Funds for their services as reflected in the following charts, which show administration fees paid to and, as applicable, waived/reimbursed by the Administrator and the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

75

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Administration Fee Paid	$754,748	$678,588	$759,720
Amount Reimbursed	—	$209,350	$206,179
Amount Waived	—	—	—
Corporate Income Fund
Administration Fee Paid	$675,315	$675,654	$870,923
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Emerging Markets Fund
Administration Fee Paid	$615,027	$1,001,669	$2,430,055
Amount Reimbursed	—	$251,476	$476,664
Amount Waived	—	—	—
Energy and Natural Resources Fund
Administration Fee Paid	$723,263	$765,650	$941,122
Amount Reimbursed	—	$254,984	$263,577
Amount Waived	—	—	—
Intermediate Bond Fund
Administration Fee Paid	$3,164,565	$3,373,301	$3,620,050
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Pacific/Asia Fund
Administration Fee Paid	$16,020	$85,238	$334,900
Amount Reimbursed	—	$30,445	$66,921
Amount Waived	—	—	—
Select Large Cap Growth Fund
Administration Fee Paid	$2,127,779	$1,291,853	$1,216,720
Amount Reimbursed	—	$394,599	$333,294
Amount Waived	—	—	—
U.S. Treasury Index Fund
Administration Fee Paid	$1,122,055	$1,080,502	$551,345
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Value and Restructuring Fund
Administration Fee Paid	$9,398,359	$11,411,391	$13,588,716
Amount Reimbursed	—	$3,327,593	$3,424,080
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Administrator	Previous Administrator
High Yield Opportunity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Income Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

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	Fiscal Year Ended May 31, 2010		Fiscal Period Ended May 31, 2009*
Fund	Administrator	Previous Administrator
International Bond Fund
Administration Fee Paid	$680	$6,325	$1,862
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Administrator	Previous Administrator
High Yield Municipal Fund
Administration Fee Paid	$140,597	$637,176	$661,657	$815,422
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Value Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Fund	Administrator	Previous Administrator
Balanced Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Mid Cap Growth Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Small Cap Growth Fund I
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—
Strategic Investor Fund
Administration Fee Paid	$382,478	$810,252	$1,058,644	$1,175,452
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
[1]	Unaudited.

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Administration Fee Paid	$201,987	$260,528	$297,160
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

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Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Dividend Income Fund
Administration Fee Paid	$836,788	$756,060	$714,875
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Large Cap Growth Fund
Administration Fee Paid	$555,279	$865,130	$922,750
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Small Cap Core Fund
Administration Fee Paid	$302,523	$625,431	$889,186
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Administration Fee Paid	N/A	N/A	N/A
Amount Reimbursed	N/A	N/A	N/A
Amount Waived	N/A	N/A	N/A

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Administration Fee Paid	—	—	—	—
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund also reimburses State Street for certain out-of-pocket expenses and charges.

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From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated. Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Prior to December 15, 2006, the Previous Adviser was responsible for providing pricing and bookkeeping services, to the Funds operating at the time, under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between the Previous Adviser and State Street, the Previous Adviser delegated certain functions to State Street. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to the Previous Adviser and discussed below) were paid to State Street. The Funds also reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by the Previous Adviser in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid by the Funds

The Adviser and the Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street and to the Adviser and the Previous Adviser, as applicable, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$149,216	$129,842	$82,648
Corporate Income Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$158,268	$156,839	$182,251
Emerging Markets Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$103,288	$117,814	$105,826
Energy and Natural Resources Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$123,403	$116,154	$78,072
Intermediate Bond Fund
Amount Paid to Adviser	—	—	$10,791
Amount Paid to State Street	$189,677	$188,898	$189,435
Pacific/Asia Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$53,504	$57,548	$52,002

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Select Large Cap Growth Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$140,511	$140,065	$77,132
U.S. Treasury Index Fund**
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—
Value and Restructuring Fund
Amount Paid to Adviser	—	—	$5,746
Amount Paid to State Street	$143,767	$143,296	$78,208

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	Under the Administrative Services Agreement, fees for pricing and bookkeeping services incurred by U.S. Treasury Index Fund are paid by the Administrator.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
High Yield Opportunity Fund
Amount Paid to Adviser	—	—	$114,926
Amount Paid to State Street	$113,154	$96,616	$8,212
Strategic Income Fund
Amount Paid to Adviser	—	—	$190,423
Amount Paid to State Street	$193,287	$181,682	$8,212

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009*
International Bond Fund
Amount Paid to Adviser	—	—
Amount Paid to State Street	$46,735	$26,617

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
High Yield Municipal Fund
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$192,931	$180,290	$191,877
Small Cap Value Fund I
Amount Paid to Adviser	—	—	$7,494
Amount Paid to State Street	$146,364	$145,161	$143,111

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended August 31, 2010[1]	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Balanced Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$97,492	$80,304	$85,084
Mid Cap Growth Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,095	$145,117	$144,122

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Fund	Fiscal Year Ended August 31, 2010[1]	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
Small Cap Growth Fund I
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$145,808	$97,227	$87,811
Strategic Investor Fund
Amount Paid to Adviser	—	—	$4,673
Amount Paid to State Street	$147,864	$143,423	$149,889

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
[1]	Unaudited.

Fund	Fiscal Year ended September 30, 2009*	Fiscal Year ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Amount Paid to Adviser	—	$3,106	$43,283
Amount Paid to State Street	$83,251	$96,037	$78,321
Dividend Income Fund
Amount Paid to Adviser	—	$3,106	$51,635
Amount Paid to State Street	$141,429	$144,517	$103,692
Large Cap Growth Fund
Amount Paid to Adviser	—	$3,106	$51,635
Amount Paid to State Street	$141,538	$140,096	$106,855
Small Cap Core Fund
Amount Paid to Adviser	—	$3,106	$51,635
Amount Paid to State Street	$104,080	$152,060	$114,670

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Amount Paid to Adviser	—	$1,952	$24,798
Amount Paid to State Street	$61,643	$62,893	$56,215

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2009*
Real Estate Equity Fund
Amount Paid to Adviser	—	—	$4,673	$63,096
Amount Paid to State Street	$27,743	$74,509	$84,454	$84,836

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their

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designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Distributor and the Previous Distributor received commissions and other compensation for their services as reflected in the following charts, which show amounts paid to the Distributor and the Previous Distributor, as well as amounts the Distributor and Previous Distributor retained, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Bond Fund
Amount Paid
Class A shares	$87,653	$23,344	—
Amount Retained
Class A shares	$10,847	$3,032	—
Class C shares	$813	—	—
Corporate Income Fund
Amount Paid
Class A shares	$76,987	$42,265	$83,846
Amount Retained
Class A shares	$8,679	$4,859	$10,209
Class B shares	$6,890	$19,621	$26,159
Class C shares	$1,744	$1,809	$4,085
Emerging Markets Fund
Amount Paid
Class A shares	$71,380	$25,581	$15,743
Amount Retained
Class A shares	$11,618	$4,445	$5,464
Class C shares	$134	$356	$117

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Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Energy and Natural Resources Fund
Amount Paid
Class A shares	$367,133	$226,149	$41,980
Amount Retained
Class A shares	$55,189	$37,467	$6,898
Class C shares	$4,646	$5,557	—
Intermediate Bond Fund
Amount Paid
Class A shares	$100,659	$75,693	$164,058
Amount Retained
Class A shares	$9,832	$9,783	$17,512
Class B shares	$20,653	$67,508	$126,025
Class C shares	$3,191	$13,915	$3,509
Pacific/Asia Fund
Amount Paid
Class A shares	$4,028	$1,037	—
Amount Retained
Class A shares	$576	$109	—
Class C shares	$28	—	—
Select Large Cap Growth Fund
Amount Paid
Class A shares	$72,757	$35,906	$17,771
Amount Retained
Class A shares	$11,067	$22,304	$2,508
Class C shares	$1,504	$1,487	—
U.S. Treasury Index Fund
Amount Paid
Class A shares	$83,413	$599,674	$32,972
Amount Retained
Class A shares	$9,858	$68,225	$4,014
Class B shares	$20,761	$19,230	$7,255
Class C shares	$45,774	$36,124	$2,579
Value and Restructuring Fund
Amount Paid
Class A shares	$323,994	$1,456,148	$475,597
Amount Retained
Class A shares	$54,926	$327,389	$81,037
Class C shares	$22,254	$53,825	$1,095

*	All amounts were paid to or retained by the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Distributor	Previous Distributor
High Yield Opportunity Fund
Amount Paid
Class A shares	$2,214	$102,312	$52,757	$81,858
Amount Retained
Class A shares	$12,953**		$6,397	$9,712
Class B shares	$12,197**		$37,832	$120,102
Class C shares	$1,882**		$2,372	$1,294

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	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*	Fiscal Year Ended May 31, 2008*
Fund	Distributor	Previous Distributor
Strategic Income Fund
Amount Paid
Class A shares	$62,252	$1,393,488	$1,484,623	$1,500,658
Amount Retained
Class A shares	$212,105**		$174,597	$182,191
Class B shares	$112,534**		$254,576	$401,532
Class C shares	$ 55,451**		$38,358	$16,683

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended May 31, 2010		Fiscal Year Ended May 31, 2009*
Fund	Distributor	Previous Distributor
International Bond Fund
Amount Paid
Class A shares	$532	$7,025	$5
Amount Retained
Class A shares	$ 869**		$1
Class C shares	$ 4**		—

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

	Fiscal Year Ended June 30, 2010		Fiscal Year Ended June 30, 2009*	Fiscal Year Ended June 30, 2008*
Fund	Distributor	Previous Distributor
High Yield Municipal Fund
Amount Paid
Class A Shares	$14,851	$76,842	$62,416	$79,171
Amount Retained
Class A Shares	$10,473**		$7,933 (underwriting discount) $33 (CDSC)	$9,673 (underwriting discounts) $12,689 (CDSC)
Class B Shares	$8,610**		$16,011	$23,627
Class C Shares	$2,743**		$736	$4,765

Small Cap Value Fund I
Amount Paid
Class A shares	$26,259	$154,679	$253,305	$350,124
Amount Retained
Class A shares	$28,705**		$40,492 (underwriting discount) $519 (CDSC)	$54,614 (underwriting discounts) $1,051 (CDSC)
Class B shares	$36,729**		$69,591	$95,335
Class C shares	$5,331**		$7,107	$16,400

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.

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Fund	Fiscal Year Ended August 31, 2010[1]		Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*
	Distributor	Previous Distributor
Balanced Fund
Amount Paid
Class A shares	$207,936	$337,368	$134,794	$51,909
Amount Retained
Class A shares	$81,893**		$19,807	$10,387 (underwriting discount)
Class B shares	$10,629**		$9,543	$8,501
Class C shares	$7,621**		$423	$94

Mid Cap Growth Fund
Amount Paid
Class A shares	$19,121	$32,841	$51,601	$180,381
Class T shares	$156	$372	$917	$1,016
Amount Retained
Class A Retained	$7,346**		$7,987	$35,837
Class B Retained	$4,870**		$9,579	$12,057
Class C Retained	$1,021**		$1,459	$3,558
Class T Retained	$61**		—	$1

Small Cap Growth Fund I
Amount Paid
Class A shares	$27,242	$55,837	$101,052	$187,929
Amount Retained
Class A shares	$11,901**		$17,113	$30,175
Class B shares	$5,690**		$4,599	$1,789
Class C shares	$2,854**		$13,038	$1,464

Strategic Investor Fund
Amount Paid
Class A shares	$16,138	$42,407	$76,883	$209,325
Amount Retained
Class A shares	$8,700**		$12,250	$241,215
Class B shares	$29,424**		$70,039	$83,980
Class C shares	$2,257**		$2,303	$4,702

*	All amounts were paid to or retained by the Previous Distributor.
**	A portion of the amount shown was retained by the Distributor and the Previous Distributor.
[1]	Unaudited.

Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*
Contrarian Core Fund
Amount Paid
Class A shares	$86,071	$36,936	$19,479
Class T shares	$12,088	$28,049	$27,371
Amount Retained
Class A shares	$12,921	$6,075 (underwriting discount) $11 (CDSC)	$3,232 (underwriting discount) $26 (CDSC)
Class B shares	$4,070	$6,252	$13,877
Class C shares	$442	$217	$56
Class T shares	$1,659	$4,121 (underwriting discount) — (CDSC)	$3,847 (underwriting discount)

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Fund	Fiscal Year Ended September 30, 2009*	Fiscal Year Ended September 30, 2008*	Fiscal Year Ended September 30, 2007*

Dividend Income Fund
Amount Paid
Class A shares	$803,682	$286,403	$488,144
Class T shares	$6,141	$8,615	$11,210
Amount Retained
Class A shares	$125,322	$48,889 (underwriting discount) $347 (CDSC)	$84,117 (underwriting discount) $91 (CDSC)
Class B shares	$39,378	$46,255	$62,830
Class C shares	$5,857	$3,049	$8,381
Class T shares	$930	$1,246 (underwriting discount)	$1,438 (underwriting discount)

Large Cap Growth Fund
Amount Paid
Class A shares	$74,526	$98,167	$92,402
Class T shares	$41,614	$65,452	$55,772
Amount Retained
Class A shares	$18,305	$15,920 (underwriting discount) $795 (CDSC)	$15,320 (underwriting discount) $624 (CDSC)
Class B shares	$33,744	$88,380	$160,928
Class C shares	$2,549	$3,369	$3,244
Class E shares	$87	— (underwriting discount) $75 (CDSC)	—
Class F shares	N/A	N/A	—
Class T shares	$5,524	$8,731 (underwriting discount) $4,712 (CDSC)	$7,274 (underwriting discount)

Small Cap Core Fund
Amount Paid
Class A shares	$65,118	$8,298	$24,792
Class T shares	$10,735	$17,011	$23,624
Amount Retained
Class A shares	$9,774	$1,180 (underwriting discount) — (CDSC)	$3,923 (underwriting discount) $3 (CDSC)
Class B shares	$20,617	$59,022	$70,993
Class C shares	$100	$339	$507
Class T shares	$1,442	$2,334 (underwriting discount) $451 (CDSC)	$2,756 (underwriting discount) —

*	All amounts were paid to or retained by the Previous Distributor.

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Fund	Fiscal Year Ended October 31, 2009*	Fiscal Year Ended October 31, 2008*	Fiscal Year Ended October 31, 2007*
Connecticut Tax-Exempt Fund
Amount Paid
Class A shares	$81,306	$60,652	$36,337
Amount Retained
Class A shares	$10,073	$7,301 (underwriting discount)	$3,961 (underwriting discounts) (CDSC)
Class B shares	$5,835	$13,389	$29,439
Class C shares	$168	$467	$40

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended December 31, 2009*	Fiscal Year Ended August 31, 2009*	Fiscal Year Ended August 31, 2008*	Fiscal Year Ended August 31, 2007*
Real Estate Equity Fund
Amount Paid
Class A shares	$19,596	$27,222	$33,423	$120,365
Amount Retained
Class A shares	$3,518	$5,864	$6,160	$19,151
Class B shares	$2,585	$6,730	$12,250	$36,895
Class C shares	$431	$1,207	$1,701	$1,814

*	All amounts were paid to or retained by the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other

87

than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

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Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed

89

funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable

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legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, Class R5 and Class Y shares. For Class R4 and Class R5 shares, the Funds reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual

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limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the period November 1, 2007 through October 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through October 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period September 1, 2005 through October 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 and Class R5 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). Pursuant to the Administrative Services Agreement, the Administrator pays the Transfer Agency Fees of U.S. Treasury Index Fund on behalf of the Fund. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ Custodian. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after August 31, 2009 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after August 31, 2010.

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The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Ropes & Gray LLP serves as legal counsel to the Trust. Its address is One International Place, Boston, Massachusetts 02110. K&L Gates LLP serves as co-counsel. Its address is 1601 K Street N.W., Washington, DC, 20006-1600.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class A shares, Class B shares, Class C shares, Class E shares, Class F shares, Class R shares, Class R4 shares, Class T shares and Class W shares of the Funds. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, Class E shares, Class F shares or Class T shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for these share classes of the Funds for details.

The table below shows the maximum annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.10%	0.25%	up to 0.35%[a,b]
Class B	0.75%	0.25%	1.00%[b]
Class C	0.75%	0.25%	1.00%[b,c]
Class E	0.10%	0.25%	0.35%
Class F	0.75%	0.25%	1.00%
Class I	none	none	none
Class R	0.50%	— [d]	0.50%
Class R4	none	0.25%[e]	0.25%[e]
Class R5	none	none	none
Class T	none	0.50%[f]	0.50%[f]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none

[a]	As shown in the table below, the maximum distribution and service fees of Class A shares varies among the Funds.

Columbia funds	Class A Distribution Fee	Class A Service Fee	Class A Combined Total
Balanced Fund, Contrarian Core Fund, Dividend Income Fund, Intermediate Bond Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Real Estate Equity Fund, Small Cap Core Fund, Small Cap Growth Fund I	0.10%	0.25%	0.35%*
Bond Fund, Connecticut Tax-Exempt Fund, Corporate Income Fund, Emerging Markets Fund, Energy and Natural Resources Fund, High Yield Opportunity Fund, International Bond Fund, Pacific/Asia Fund, Select Large Cap Growth Fund, Small Cap Value Fund I, Strategic Income Fund, Strategic Investor Fund, U.S. Treasury Index Fund, Value and Restructuring Fund	—	0.25%	0.25%
High Yield Municipal Fund	—	0.20%	0.20%

*	The indicated Funds may pay distribution and service fees up to a maximum of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares.

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[b]

Service Fee for Class A shares, Class B shares and Class C shares of Connecticut Tax-Exempt Fund – The annual service fee may equal up to 0.10% on net assets attributable to shares of the Fund issued prior to December 1, 1994, and 0.25% on net assets attributable to Fund shares issued thereafter. This arrangement results in a rate of service fee for Fund shares that is a blend between the 0.10% and 0.25% rates. For the fiscal year ended October 31, 2009, the blended service fee was 0.24% of the Fund’s average net assets. Service Fee for Class A shares, Class B shares and Class C shares of Strategic Income Fund – The annual service fee may equal up to 0.15% on net assets attributable to shares of this Fund issued prior to January 1, 1993 and 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee for all Fund shares that is a blend between the 0.15% and 0.25% rates. For the fiscal year ended May 31, 2010, the blended service fee was 0.25% of the Fund’s average net assets.

[c]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the combined distribution and service fee (or the distribution fee for Connecticut Tax-Exempt Fund) does not exceed the specified percentage annually: 0.45% for Connecticut Tax-Exempt Fund; 0.80% for High Yield Municipal Fund; 0.85% for Corporate Income Fund, Intermediate Bond Fund, Strategic Income Fund and U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.

[d]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[e]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

[f]

The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. The Funds currently limit such fees to a maximum of 0.30% for equity Funds and 0.15% for fixed income Funds. See Class T Shares Shareholder Service Fees below for more information.

The shareholder servicing plan permits the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the Distribution Plan could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The Distribution Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The Distribution Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Distribution Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Distribution Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Class T Shares Shareholder Service Fees

The Funds that offer Class T shares have adopted a shareholder servicing plan that permits them to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. Equity Funds may pay

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shareholder service fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.30% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. Fixed income Funds may pay shareholder service fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of an annual rate of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services), but such fees will not exceed the Fund’s net investment income attributable to Class T shares. These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class T shares for shareholder liaison services and administrative support services. The Funds consider “administrative support services” to include, without limitation, (i) aggregating and processing purchase and redemption orders, (ii) providing beneficial owners with statements showing their positions in the Fund, (iii) processing dividend payments, (iv) providing sub-accounting services for Fund shares held beneficially, (v) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners, (vi) receiving, tabulating and transmitting proxies executed by the beneficial owners, (vii) sub-transfer agent services for beneficial owners of the Fund shares and (viii) other similar services.

Distribution and Service Fees Paid by the Funds

The Distributor and the Previous Distributor received distribution and service fees from the Funds for their services as reflected in the following charts, which show distribution and service fees paid to and waived by, as applicable, the Distributor and the Previous Distributor, for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares and Class Z shares do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Bond Fund
Distribution Fee	—	—	$13,110	N/A
Service Fee	$29,341	—	$4,370	N/A
Fees Waived by the Distributor	—	—	—	N/A
Corporate Income Fund
Distribution Fee	—	$56,609	$84,028	N/A
Service Fee	$204,427	$18,855	$28,014	N/A
Fees Waived by the Distributor	—	—	$16,837	N/A
Emerging Markets Fund
Distribution Fee	—	N/A	$7,090	N/A
Service Fee	$10,730	N/A	$2,363	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Energy and Natural Resources Fund
Distribution Fee	—	N/A	$89,532	N/A
Service Fee	$95,419	N/A	$29,844	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Intermediate Bond Fund
Distribution Fee	$159,958	$266,146	$239,468	$8,902
Service Fee	$399,760	$88,709	$79,839	N/A
Fees Waived by the Distributor	$159,958	—	$47,893	N/A

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Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Pacific/Asia Fund
Distribution Fee	—	N/A	$2,781	N/A
Service Fee	$1,579	N/A	$927	N/A
Fees Waived by the Distributor	—	N/A	—	N/A
Select Large Cap Growth Fund
Distribution Fee	—	N/A	$14,917	$618
Service Fee	$769,303	N/A	$4,972	—
Fees Waived by the Distributor	—	N/A	—	—
U.S. Treasury Index Fund
Distribution Fee	—	$56,393	$184,245	—
Service Fee	$148,960	$18,798	$61,427	—
Fees Waived by the Distributor	—	—	$36,843	—
Value and Restructuring Fund
Distribution Fee	—	N/A	$473,717	$258,974
Service Fee	$610,589	N/A	$157,906	—
Fees Waived by the Distributor	—	N/A	—	—

*	All amounts were paid or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended May 31, 2010

	Class A Shares		Class B Shares		Class C Shares		Class J Shares*
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Opportunity Fund
Distribution Fee	—	—	$10,429	$147,519	$8,223	$89,599	N/A	N/A
Service Fee	$41,009	$429,929	$3,469	$49,173	$2,714	$29,852	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	$1,645	$17,946	N/A	N/A

International Bond Fund
Distribution Fee	—	—	N/A	N/A	$64	$317	N/A	N/A
Service Fee	$213	$1,522	N/A	N/A	$195	$949	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A	—	—	N/A	N/A

Strategic Income Fund
Distribution Fee	—	—	$59,732	$774,956	$126,549	$1,320,458	—	$28,560
Service Fee	$216,952	$2,300,745	$19,540	$255,683	$42,458	$435,805	—	$20,076
Fees Waived by the Distributor	—	—	—	—	$25,310	$262,023	—	—

*	On July 27, 2009, Strategic Income Fund liquidated and terminated Class J shares.

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Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended June 30, 2010

	Class A Shares		Class B Shares		Class C Shares
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
High Yield Municipal Fund
Distribution Fee	—	—	$7,716	$46,609	$9,271	$44,660
Service Fee	$27,169	$112,152	$2,058	$12,428	$3,090	$14,887
Fees Waived by the Distributor	—	—	—	—	—	—

Small Cap Value Fund I
Distribution Fee	—	—	$32,481	$188,879	$68,350	$327,919
Service Fee	$266,253	$1,175,984	$10,827	$ 62,959	$22,783	$109,306
Fees Waived by the Distributor	—	—	—	—	—	—

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended August 31, 2010*1

	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class T Shares**
Fund	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor	Distributor	Previous Distributor
Balanced Fund
Distribution Fee	—	—	$17,743	$36,746	$60,965	$80,541	N/A	N/A	N/A	N/A
Service Fee	$48,934	$48,551	$ 5,914	$12,249	$20,477	$26,809	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Mid Cap Growth Fund
Distribution Fee	—	—	$15,838	$40,577	$26,090	$50,883	$8,167	$13,987	—	—
Service Fee	$55,624	$101,648	$ 5,279	$13,526	$ 8,697	$16,961	—	—	—	—
Fees Waived by the Distributor	—	—	—	—	—	—	—	—	—	—

Small Cap Growth Fund I
Distribution Fee	—	—	$6,386	$14,230	$35,553	$61,671	N/A	N/A	N/A	N/A
Service Fee	$54,406	$102,137	$2,129	$ 4,743	$11,851	$20,557	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

Strategic Investor Fund
Distribution Fee	—	—	$55,413	$127,463	$43,771	$99,781	N/A	N/A	N/A	N/A
Service Fee	$127,413	$277,644	$18,471	$ 42,488	$14,590	$33,260	N/A	N/A	N/A	N/A
Fees Waived by the Distributor	—	—	—	—	—	—	N/A	N/A	N/A	N/A

*	All amounts were paid to or waived by the Previous Distributor.
**	Paid pursuant to the Shareholder Services Plan for Class T shares.
[1]	Unaudited.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended September 30, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class F Shares	Class R Shares	Class T Shares**
Contrarian Core Fund
Distribution Fee	—	$20,833	$23,402	N/A	N/A	N/A	—
Service Fee	$35,066	$6,953	$7,797	N/A	N/A	N/A	$299,111
Fees Waived by the Distributor	—	—	—	N/A	N/A	N/A	—
Dividend Income Fund
Distribution Fee	—	$192,252	$194,696	N/A	N/A	$689	—
Service Fee	$810,948	$64,084	$64,929	N/A	N/A	—	$179,754
Fees Waived by the Distributor	—	—	—	N/A	N/A	—	—

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Fund	Class A Shares	Class B Shares	Class C Shares	Class E Shares	Class F Shares	Class R Shares	Class T Shares**
Large Cap Growth Fund
Distribution Fee	—	$227,129	$118,242	$11,426	$1,852	N/A	—
Service Fee	$308,522	$75,710	$39,444	$28,565	$617	N/A	$380,511
Fees Waived by the Distributor	—	—	—	—	—	N/A	—
Small Cap Core Fund
Distribution Fee	—	$113,507	$116,645	N/A	N/A	N/A	—
Service Fee	$183,736	$37,882	$38,938	N/A	N/A	N/A	$191,678
Fees Waived by the Distributor	—	—	—	N/A	N/A	N/A	—

*	All amounts were paid to or waived by the Previous Distributor.
**	Paid pursuant to the Shareholder Services Plan for Class T shares.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended October 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Connecticut Tax-Exempt Fund
Distribution Fee	—	$68,025	$89,850
Service Fee	$171,733	$21,786	$28,797
Fees Waived by the Distributor	—	—	$35,944

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Year Ended August 31, 2009*

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$26,912	$26,164
Service Fee	$35,816	$8,971	$8,721
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Fund for the Fiscal Period Ended December 31, 2009*, 1

Fund	Class A Shares	Class B Shares	Class C Shares
Real Estate Equity Fund
Distribution Fee	—	$8,375	$9,509
Service Fee	$14,539	$2,791	$3,170
Fees Waived by the Distributor	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.
[1]	Data for the fiscal period September 1, 2009 through December 31, 2009.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The Distribution Plan authorizes any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares.

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The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under the Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

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Codes of Ethics

The Funds, the Adviser and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

The Funds have delegated to the Adviser, or as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Adviser, the Board reviewed and approved the policies and procedures adopted by the Adviser and, as applicable, a subadviser. These included the procedures that the Adviser follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser), its affiliates, its other clients or other persons.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best interest of the Funds and their shareholders without regard to any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Adviser determines the best interest of the Funds in light of the potential economic return on each Fund’s investment.

The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser’s Proxy Voting Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser’s Proxy Voting Committee is composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. In addition to the responsibilities described above, the Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies and regulatory requirements and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Voting Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Voting Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Adviser has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s (and subadviser’s) policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

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FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees the Trust and the Funds. The Trustees are responsible for overseeing the management and operations of the Trust. The Board consists of ten Trustees who have varied experience and skills. Nine of the Trustees, including the Chairman of the Board, are Independent Trustees. The remaining Trustee, Mr. William E. Mayer, may technically be an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for, engage in principal transactions with, or distribute shares of a Fund or other funds or accounts advised/managed by the Adviser or any subadviser to a Fund. Further information about the backgrounds and qualifications of the Trustees can be found in the section Trustee Biographical Information and Qualifications. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The committees include the Audit Committee, the Governance Committee, the Advisory Fees & Expenses Committee, the Compliance Committee and the Investment Oversight Committees. A majority of the members of each of the committees are Independent Trustees. The roles of each committee are more fully described in the section Standing Committees below.

The Funds have retained the Adviser as the Funds’ investment adviser and administrator. The Adviser provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board provides oversight of the services provided by the Adviser, including risk management services. In addition, each committee of the Board provides oversight of the Adviser’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds’ activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Adviser, with independent consultants hired by the Board, and with representatives of various of the Funds’ service providers. The Board and certain committees also meet periodically with the Funds’ chief compliance officer, who also serves as chief compliance officer of the Adviser, to receive reports regarding the compliance of the Funds and the Adviser with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks.

The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the size of the Trust and the nature of its business, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Adviser in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee.

Standing Committees

Ms. Verville and Messrs. Collins, Hacker and Nelson are members of the Audit Committee. The Audit Committee’s functions include making recommendations to the Board regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relating to accounting and auditing practices and procedures, accounting records and the internal accounting controls of the Funds and certain service providers.

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Messrs. Drake, Hacker, Mayer and Simpson are members of the Governance Committee. The Governance Committee’s functions include recommending to the Board nominees for Independent Trustee positions and for appointments to various committees, overseeing the Board’s periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board governance and other policies and practices to be followed in carrying out the Trustees’ duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Adviser.

The Governance Committee will consider nominees for Trustee recommended by shareholders provided that such recommendations are submitted by the date disclosed in a Fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the 1934 Act. Such shareholder recommendations must be in writing and should be sent to the attention of the Governance Committee in care of the Fund at One Financial Center, Boston, MA 02111-2621. Shareholder recommendations should include the proposed nominee’s biographical information (including business experience for the past ten years) and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be a disinterested Trustee, if applicable.

Ms. Kelly and Messrs. Hacker, Mayer, Nelson, Neuhauser and Piel are members of the Advisory Fees & Expenses Committee. The Advisory Fees & Expenses Committee’s functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the Independent Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board.

Mses. Kelly and Verville and Messrs. Nelson and Simpson are members of the Compliance Committee. The Compliance Committee’s functions include, among other things, monitoring, supervising and assessing the performance of each Fund’s Chief Compliance Officer and reviewing her compensation, reviewing periodically and recommending changes to the codes of ethics and compliance policies of each Fund and its service providers, and reviewing each Fund’s portfolio execution.

Each Trustee also serves on an Investment Oversight Committee (IOC). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Funds Family and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year, as the applicable IOC did for each Fund’s most recently completed fiscal year. The below are members of the respective IOCs and the general categories of funds in the Columbia Funds Family which they review. These asset categories may be reassigned among the IOCs from time to time.

IOC #1: Mr. Neuhauser and Ms. Verville are responsible for reviewing funds in the following asset categories: Global Stock, International Stock, Large Growth, Mid Value; Fixed Income – Core and Municipal.

IOC #2: Messrs. Collins, Hacker and Mayer are responsible for reviewing funds in the following asset categories: Large Value, Small Growth, Specialty; Fixed Income – High Yield, Multi-Sector and Municipal.

IOC #3: Mr. Piel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Asset Allocation, Index, Large Value, Mid Value, Small Core, Small Value, Money Market; Fixed Income – Municipal and Short Duration.

IOC #4: Messrs. Drake, Nelson and Simpson are responsible for reviewing funds in the following asset categories: Asset Allocation, Large Blend, Mid Growth, Multi Blend, Small Growth, Specialty; Fixed Income – Core, Municipal and Short Duration.

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The table below shows the number of times each committee met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee		Governance Committee		Advisory Fees & Expenses Committee		Compliance Committee		Investment Oversight Committee
For Funds with fiscal periods ending March 31	8		6		8		8		4
For Funds with fiscal periods ending May 31	8		7		8		9		4
For Funds with fiscal periods ending June 30	8		7		8		8		4
For Funds with fiscal periods ending August 31	8		7		9		7		4
For Funds with fiscal periods ending September 30	6		6		8		7		4
For Funds with fiscal periods ending October 31	6		6		8		7		4
For Funds with fiscal periods ending December 31	3	[a]	2	[a]	4	[a]	4	[a]	1	[a]

[a]

In 2009, Real Estate Equity Fund changed its fiscal year end from August 31 to December 31. The number of committee meetings in the table above reflects the period from September 1, 2009 through December 31, 2009. For the fiscal year ended August 31, 2009, the Audit Committee met six times, the Governance Committee met six times, the Advisory Fees & Expenses Committee met eight times, the Compliance Committee met six times and each IOC met four times.

Trustee Biographical Information and Qualifications

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Fund, were a significant factor in the determination that, in light of the business and structure of the Trust, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:

Rodman L. Drake – Mr. Drake has significant experience serving as a CEO on boards of directors for public companies, including investment companies. This experience includes holding such positions with the various boards as chairman, lead independent director, and chairman of the nominating, compensation and audit committees. Mr. Drake is Co-Founder of Baringo Capital LLC, and was previously the CEO of a hybrid REIT, president of a private equity firm and the CEO of a leading management consulting firm.

John D. Collins – Mr. Collins was a partner at KPMG, LLP, where he worked for 37 years until his retirement in 1999. Mr. Collins has served on the board of directors for multiple companies. While with KPMG LLP, Mr. Collins was a senior audit partner. He also served on the International Auditing Procedures Committee.

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Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.

Janet Langford Kelly – Ms. Kelly is Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips Ms. Kelly held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and at Zelle, Hoffman, Voelbel, Mason and Gette. Ms. Kelly has previously served on the board of directors for a public company and various industry groups and non-profit organizations.

Charles R. Nelson – Dr. Nelson is an experienced investment company trustee, having served on the Board, and the boards of predecessor funds, since 1981. Professor of Economics at the University of Washington since 1976, he has written several books, authored numerous articles in economics and finance, and served on editorial boards of professional journals. He is a Fellow of the Econometric Society and his contributions were the subject of a conference at the Federal Reserve Bank of Atlanta in 2006. Additionally, he is an experienced consultant on economic and statistical matters.

John J. Neuhauser – Dr. Neuhauser is an experienced investment company trustee, having served on the Board since 1985 and on the boards of other investment companies. In addition to his board experience, Dr. Neuhauser has extensive executive experience. He is currently the President of Saint Michael’s College and has served in a variety of other leadership roles in higher education.

Jonathan Piel – Mr. Piel has served since 1994 as a trustee of mutual funds advised successively by U.S. Trust, Charles Schwab and the Adviser. In addition to this significant oversight experience he was the Editor of Scientific American and a vice president of Scientific American, Inc. He is also a member of the board of several not-for-profit organizations.

Patrick J. Simpson – Mr. Simpson is a partner at the law firm Perkins Coie L.L.P. Mr. Simpson’s practice includes such relevant areas as corporate governance and securities compliance.

Anne-Lee Verville – Ms. Verville has significant executive experience. Prior to her retirement in 1997, she held various leadership and executive roles with IBM Corporation. Ms. Verville has previously served on the board of directors for a public company and non-profit organizations.

William E. Mayer – Mr. Mayer has significant executive and board experience with financial services and investment companies. Mr. Mayer, currently a partner at a private equity firm, also has significant executive experience and experience working in finance. Previously, Mr. Mayer was a professor and Dean of the College of Business and Management at the University of Maryland and was President and CEO of The First Boston Corporation.

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The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Rodman L. Drake (Born 1943) Trustee and Chairman of the Board	1994	Independent consultant since 2010; Co-Founder of Baringo Capital LLC (private equity) from 1997 to 2008; CEO of Crystal River Capital, Inc. (real estate investment trust) from 2003 to 2010	64	Jackson Hewitt Tax Service Inc. (tax preparation services); Student Loan Corporation (student loan provider); Celgene Corporation (global biotechnology company); Crystal River Capital, Inc. from 2005 to 2010; Parsons Brinckerhoff from 1995-2008; and The Helios Funds (exchange-traded funds); Apex Silver Mines Ltd. from 2007 to 2009

John D. Collins (Born 1938) Trustee	2005	Retired. Consultant, KPMG, LLP (accounting and tax firm) from July 1999 to June 2000; Partner, KPMG, LLP (accounting and tax firm) from March 1962 to June 1999	64	Mrs. Fields Original Cookies, Inc. (consumer products); Suburban Propane Partners, L.P.; and Montpelier Re (insurance underwriting firm)

Douglas A. Hacker (Born 1955) Trustee	1996	Independent business executive since May 2006; Executive Vice President – Strategy of United Airlines from December 2002 to May 2006; President of UAL Loyalty Services (airline marketing company) from September 2001 to December 2002; Executive Vice President and Chief Financial Officer of United Airlines from July 1999 to September 2001	64	Nash Finch Company (food distributor) and Aircastle Limited (aircraft leasing)

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

Janet Langford Kelly (Born 1957) Trustee	1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (integrated energy company) since September 2007; Deputy General Counsel – Corporate Legal Services, ConocoPhillips from August 2006 to August 2007; Partner, Zelle, Hofmann, Voelbel, Mason & Gette LLP (law firm) from March 2005 to July 2006; Adjunct Professor of Law, Northwestern University from September 2004 to June 2006; Director, UAL Corporation (airline) from February 2006 to July 2006; Chief Administrative Officer and Senior Vice President, Kmart Holding Corporation (consumer goods) from September 2003 to March 2004	64	None

Charles R. Nelson (Born 1942) Trustee	1981	Professor of Economics, University of Washington since January 1976; Ford and Louisa Van Voorhis Professor of Political Economy, University of Washington since September 1993; Adjunct Professor of Statistics, University of Washington since September 1980; Associate Editor, Journal of Money, Credit and Banking from September 1993 to 2008; consultant on econometric and statistical matters	64	None

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years

John J. Neuhauser (Born 1943) Trustee	1984	President, Saint Michael’s College, since August 2007; University Professor, Boston College from November 2005 to August 2007; Director or Trustee of several non-profit organizations, including Fletcher Allen Health Care, Inc.; Academic Vice President and Dean of Faculties, Boston College from August 1999 to October 2005	64	Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (closed-end funds)
Jonathan Piel (Born 1938) Trustee	1994	Cable television producer and web site designer; The Editor, Scientific American from 1984 to 1994; Vice President, Scientific American, Inc. from 1984 to 1994; Member, Advisory Board, Stone Age Institute, Bloomington, Indiana (research institute that explores the effect of technology on human evolution); Member, Board of Directors of the National Institute of Social Sciences, New York City; Member, Board of Trustees of the William Alanson White Institute, New York City (institution for training psychoanalysts); Member, Advisory Board, Mount Sinai Children’s Environmental Health Center, New York	64	None

Patrick J. Simpson (Born 1944) Trustee	2000	Partner, Perkins Coie L.L.P. (law firm)	64	None

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Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Anne-Lee Verville (Born 1945) Trustee	1998	Retired since 1997 (formerly, General Manager, Global Education Industry from 1994 to 1997; President – Application Systems Division from 1991 to 1994; Chief Financial Officer – US Marketing & Services from 1988 to 1991; and Chief Information Officer from 1987 to 1988, IBM Corporation (computer and technology))	64	Enesco Group, Inc. (producer of giftware and home and garden decor products) from 2001 to 2006

Interested Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected as Trustee to any Fund Currently in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
William E. Mayer * (Born 1940) Trustee	1994	Partner, Park Avenue Equity Partners (private equity) since February 1999; Dean and Professor, College of Business and Management University of Maryland from 1992 to 1996	64	DynaVox Inc. (software developer); Lee Enterprises (print media); WR Hambrecht + Co. (financial service provider); and BlackRock Kelso Capital Corporation (investment company)

*	Mr. Mayer may technically be an “interested person” (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker/dealer that may execute portfolio transactions for, engage in principal transactions with, or distribute shares of a Fund or other funds or accounts advised/managed by the Adviser or any subadviser to a Fund.

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Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below.

	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)
For Funds with fiscal year ending March 31
Bond Fund	$4,544	$3,582	$3,867	$3,600	$3,820	$3,533	$3,305	$3,599	$3,154	$3,739
Amount deferred	$1,526	$1,590	$0	$0	$0	$0	$0	$3,599	$0	$0
Corporate Income Fund	$4,205	$3,321	$3,586	$3,337	$3,547	$3,276	$3,065	$3,337	$2,923	$3,469
Amount deferred	$1,416	$1,480	$0	$0	$0	$0	$0	$3,337	$0	$0
Emerging Markets Fund	$3,100	$2,472	$2,678	$3,099	$1,969	$2,446	$2,292	$2,355	$2,172	$2,601
Amount deferred	$2,060	$2,188	$0	$0	$0	$0	$0	$2,355	$0	$0
Energy and Natural Resources Fund	$3,888	$3,086	$3,341	$1,920	$2,671	$3,060	$2,868	$2,977	$2,691	$3,250
Amount deferred	$2,575	$2,738	$0	$0	$0	$0	$0	$2,977	$0	$0
Intermediate Bond Fund	$13,357	$10,532	$11,358	$10,581	$11,198	$10,374	$9,698	$10,555	$9,353	$10,967
Amount deferred	$4,491	$4,604	$0	$0	$0	$0	$0	$10,555	$0	$0
Pacific/Asia Fund	$1,588	$1,260	$1,363	$1,267	$1,353	$1,244	$1,165	$1,306	$1,104	$1,320
Amount deferred	$1,060	$1,118	$0	$0	$0	$0	$0	$1,306	$0	$0
Select Large Cap Growth Fund	$7,034	$5,587	$6,059	$5,625	$6,079	$5,569	$5,226	$4,880	$4,870	$5,919
Amount deferred	$4,591	$4,937	$0	$0	$0	$0	$0	$4,880	$0	$0
U.S. Treasury Index Fund	$3,628	$2,846	$3,067	$2,854	$3,008	$2,789	$2,606	$2,836	$2,471	$2,947
Amount deferred	$1,204	$1,262	$0	$0	$0	$0	$0	$2,836	$0	$0
Value and Restructuring Fund	$33,775	$26,803	$28,951	$26,950	$28,828	$26,576	$24,874	$22,548	$23,966	$28,137
Amount deferred	$11,452	$11,817	$0	$0	$0	$0	$0	$22,548	$0	$0

For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$3,616	$2,742	$2,978	$2,763	$2,945	$2,686	$2,524	$2,760	$1,652	$2,845
Amount deferred	$920	$1,437	$0	$0	$0	$0	$0	$2,760	$0	$0
International Bond Fund	$1,694	$1,286	$1,399	$1,297	$1,088	$1,038	$962	$1,037	$541	$1,076
Amount deferred	$429	$676	$0	$0	$0	$0	$0	$1,037	$0	$0
Strategic Income Fund	$13,920	$10,524	$11,407	$10,585	$11,283	$10,309	$9,680	$10,576	$6,427	$10,914
Amount deferred	$3,532	$5,457	$0	$0	$0	$0	$0	$10,576	$0	$0

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	Aggregate Compensation from Fund Independent Trustees
Fund	Rodman L. Drake(1)	John D. Collins(2)	Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson	John J. Neuhauser	Jonathan Piel	Patrick J. Simpson(3)	Thomas C. Theobald(4)	Anne-Lee Verville(5)

For Funds with fiscal year ending June 30
High Yield Municipal Fund	$4,982	$3,854	$4,247	$3,862	$4,118	$3,778	$3,555	$3,834	$2,098	$3,967
Amount deferred.	$1,903	$2,066	$0	$0	$0	$0	$0	$3,834	$0	$0
Small Cap Value Fund I	$7,259	$5,618	$6,198	$5,619	$6,047	$5,539	$5,214	$5,618	$2,833	$5,818
Amount deferred	$1,497	$3,019	$0	$0	$0	$0	$0	$5,618	$0	$0

For Funds with fiscal year ending August 31
Balanced Fund	$3,975	$2,999	$3,314	$2,993	$2,802	$2,560	$2,403	$2,557	$1,014	$3,524
Amount deferred	$370	$1,464	$0	$0	$0	$0	$0	$2,557	$0	$0
Mid Cap Growth Fund	$7,404	$5,624	$6,239	$5,647	$6,036	$5,541	$5,190	$5,520	$1,875	$5,787
Amount deferred	$982	$2,814	$0	$0	$0	$0	$0	$5,520	$0	$0
Small Cap Growth Fund I	$4,817	$3,671	$4,077	$3,679	$3,937	$3,617	$3,391	$3,598	$1,117	$3,768
Amount deferred	$602	$1,862	$0	$0	$0	$0	$0	$3,598	$0	$0
Strategic Investor Fund	$5,856	$4,446	$4,931	$4,467	$4,774	$4,381	$4,103	$4,366	$1,518	$4,578
Amount deferred	$791	$2,220	$0	$0	$0	$0	$0	$4,366	$0	$0

For Funds with fiscal year ending September 30
Contrarian Core Fund	$2,386	$2,052	$2,262	$2,208	$2,360	$2,177	$2,046	$2,209	$2,702	$2,287
Amount deferred	$1,431	$1,170	$0	$0	$0	$0	$0	$2,209	$493	$0
Dividend Income Fund	$5,256	$4,430	$4,869	$4,728	$5,092	$4,719	$4,423	$4,782	$5,728	$4,953
Amount deferred	$2,192	$2,131	$0	$0	$0	$0	$0	$4,782	$0	$0
Large Cap Growth Fund	$6,532	$5,645	$6,229	$6,083	$6,490	$5,994	$5,632	$6,069	$7,509	$6,288
Amount deferred	$2,868	$2,788	$0	$0	$0	$0	$0	$6,069	$0	$0
Small Cap Core Fund	$3,483	$3,044	$3,368	$3,299	$3,550	$3,262	$3,070	$3,309	$4,132	$3,430
Amount deferred	$1,561	$1,519	$0	$0	$0	$0	$0	$3,309	$0	$0

For Funds with fiscal year ending October 31
Connecticut Tax-Exempt Fund	$1,666	$1,331	$1,452	$1,401	$1,491	$1,388	$1,294	$1,397	$1,546	$1,447
Amount deferred	$663	$638	$0	$0	$0	$0	$0	$1,397	$0	$0

For the Fund with fiscal period ended December 31, 2009 and fiscal year ended August 31, 2009, respectively
Real Estate Equity Fund	$868	$694	$792	$735	$783	$695	$660	$707	$508	$745
Amount deferred	$929	$903	$0	$0	$0	$0	$0	$1,952	$0	$0
Real Estate Equity Fund	$2,108	$1,822	$1,998	$1,950	$2,086	$1,938	$1,821	$1,952	$2,057	$2,021
Amount deferred	$397	$412	$0	$0	$0	$0	$0	$707	$0	$0

[1]

During the calendar year December 31, 2009, Mr. Drake deferred $116,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Drake’s account under that plan was $223,507.

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[2]

During the calendar year December 31, 2009, Mr. Collins deferred $116,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Collins’ account under that plan was $205,097.

[3]

During the calendar year ended December 31, 2009, Mr. Simpson deferred $236,000 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2009, the value of Mr. Simpson’s account under that plan was $1,051,968.

[4]	At December 31, 2009, the value of Mr. Theobald’s account under the deferred compensation plan was $600,183. Mr. Theobald served as a Trustee of the Trust until February 2010.
[5]	At December 31, 2009, the value of Ms. Verville’s account under the deferred compensation plan was $679,903.

Aggregate Compensation from Fund

Interested Trustee
Fund	William E. Mayer
For Funds with fiscal year ending March 31
Bond Fund	$3,532
Amount deferred	$0
Corporate Income Fund	$3,277
Amount deferred	$0
Emerging Markets Fund	$2,453
Amount deferred	$0
Energy and Natural Resources Fund	$3,069
Amount deferred	$0
Intermediate Bond Fund	$10,361
Amount deferred	$0
Pacific/Asia Fund	$1,247
Amount deferred	$0
Select Large Cap Growth Fund	$5,602
Amount deferred	$0
U.S. Treasury Index Fund	$2,780
Amount deferred	$0
Value and Restructuring Fund	$26,607
Amount deferred	$0
For Funds with fiscal year ending May 31
High Yield Opportunity Fund	$2,716
Amount deferred	$0
International Bond Fund	$1,016
Amount deferred	$0
Strategic Income Fund	$10,405
Amount deferred	$0
For Funds with fiscal year ending June 30
High Yield Municipal Fund	$3,813
Amount deferred	$0
Small Cap Value Fund I	$5,604
Amount deferred	$0
For Funds with fiscal year ending August 31
Balanced Fund	$3,040
Amount deferred	$0
Mid Cap Growth Fund	$5,581
Amount deferred	$0
Small Cap Growth Fund I	$3,649
Amount deferred	$0
Strategic Investor Fund	$4,411
Amount deferred	$0

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Interested Trustee
Fund	William E. Mayer
For Funds with fiscal year ending September 30
Contrarian Core Fund	$2,121
Amount deferred	$0
Dividend Income Fund	$4,604
Amount deferred	$0
Large Cap Growth Fund	$5,829
Amount deferred	$0
Small Cap Core Fund	$3,171
Amount deferred	$0
For Funds with fiscal year ending October 31
Connecticut Tax-Exempt Fund	$1,388
Amount deferred	$0
For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$1,887
Amount deferred	$0
Real Estate Equity Fund	$707
Amount deferred	$0

Independent Trustee Compensation for the Calendar Year Ended December 31, 2009

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009[a]
Rodman L. Drake	$275,955
John D. Collins	$226,990
Douglas A. Hacker	$251,005
Janet Langford Kelly	$234,000
Charles R. Nelson	$249,500
John J. Neuhauser	$233,500
Jonathan Piel	$218,500
Patrick J. Simpson	$236,000
Thomas C. Theobald[b]	$248,550
Anne-Lee Verville	$244,000

[a]	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
[b]	Mr. Theobald served as a Trustee of the Trust until February 2010.

Interested Trustee Compensation for the Calendar Year Ended December 31, 2009

Name of Trustee	Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year Ended December 31, 2009[a]
William E. Mayer	$233,500

[a]	Mr. Mayer receives reimbursements for reasonable expenses related to his attendance at meetings of the Board or standing committees, which are not included in the amounts shown.

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Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustee, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	John D. Collins	Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson
Balanced Fund	A	A		A	A	A
Bond Fund	A	A		A	A	A
Connecticut Tax-Exempt Fund	A	A		A	A	A
Contrarian Core Fund	A	A		A	A	A
Corporate Income Fund	A	A		A	A	E
Dividend Income Fund	A	A		A	A	A
Emerging Markets Fund	C	C	[1]	E	A	A
Energy and Natural Resources Fund	A	A		A	A	A
High Yield Municipal Fund	A	A		A	A	A
High Yield Opportunity Fund	A	A		E	A	D
Intermediate Bond Fund	A	A		A	A	E
International Bond Fund	A	A		A	A	A
Large Cap Growth Fund	A	A		A	A	D
Mid Cap Growth Fund	A	A		A	E	E
Pacific/Asia Fund	C	A		A	A	A
Real Estate Equity Fund	A	A		A	A	A
Select Large Cap Growth Fund	C	D	[1]	A	A	A
Small Cap Core Fund	A	A		A	A	A
Small Cap Growth Fund I	A	A		A	A	A

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Fund	John D. Collins		Rodman L. Drake		Douglas A. Hacker	Janet Langford Kelly	Charles R. Nelson
Small Cap Value Fund I	A		A		A	A	A
Strategic Income Fund	E		D	[1]	E	E	E
Strategic Investor Fund	A		A		A	C	A
U.S. Treasury Index Fund	A		A		A	A	A
Value and Restructuring Fund	C	[1]	C	[1]	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	[1]	E	[1]	E	E	E

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	John J. Neuhauser	Jonathan Piel	Patrick J Simpson		Anne–Lee Verville
Balanced Fund	A	A	C		A
Bond Fund	A	A	A		A
Connecticut Tax-Exempt Fund	A	A	A		A
Contrarian Core Fund	A	A	A		A
Corporate Income Fund	A	A	A		A
Dividend Income Fund	A	A	A		A
Emerging Markets Fund	A	A	A		A
Energy and Natural Resources Fund	A	A	A		A
High Yield Municipal Fund	A	A	A		A
High Yield Opportunity Fund	A	A	A		A
Intermediate Bond Fund	A	A	A		A
International Bond Fund	A	A	A		A
Large Cap Growth Fund	A	A	D		A
Mid Cap Growth Fund	A	A	C		A
Pacific/Asia Fund	A	A	A		A
Real Estate Equity Fund	A	A	C		A
Select Large Cap Growth Fund	A	A	A		A
Small Cap Core Fund	A	A	A		A
Small Cap Growth Fund I	A	A	A		A
Small Cap Value Fund I	D	A	A		A
Strategic Income Fund	E	A	E		E	[1]
Strategic Investor Fund	A	A	A		A
U.S. Treasury Index Fund	A	A	A		A
Value and Restructuring Fund	A	A	A		A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	A	E	[1]	E	[1]

[1]

Includes the value of compensation payable under the Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Funds Family overseen by the Trustee as specified by each Trustee.

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Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	William E. Mayer
Balanced Fund	A
Bond Fund	A
Connecticut Tax-Exempt Fund	A
Contrarian Core Fund	A
Corporate Income Fund	A
Dividend Income Fund	A
Emerging Markets Fund	A
Energy and Natural Resources Fund	A
High Yield Municipal Fund	A
High Yield Opportunity Fund	A
Intermediate Bond Fund	A
International Bond Fund	A
Large Cap Growth Fund	A
Mid Cap Growth Fund	A
Pacific/Asia Fund	A
Real Estate Equity Fund	A
Select Large Cap Growth Fund	A
Small Cap Core Fund	A
Small Cap Growth Fund I	A
Small Cap Value Fund I	A
Strategic Income Fund	A
Strategic Investor Fund	A
U.S. Treasury Index Fund	A
Value and Restructuring Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	A

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The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Officer Biographical Information

Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	President	2009	Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

Michael G. Clarke (Born 1969)	Senior Vice President and Chief Financial Officer	2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2010	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

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Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds, since 2007, and RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

William F. Truscott (Born 1960)	Senior Vice President	2010	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958)	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

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Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael A. Jones (Born 1959)	Senior Vice President	2010	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Amy Johnson (Born 1965)	Senior Vice President	2010	Senior Vice President and Chief Operating Officer, Columbia Management Investment Advisers, LLC since May 2010 (previously Chief Administrative Officer, from 2009 until April 2010, Vice President – Asset Management and Trust Company Services, from 2006 to 2009, and Vice President – Operations and Compliance from 2004 to 2006).

Joseph F. DiMaria (Born 1968)	Treasurer and Chief Accounting Officer	Treasurer since 2009 and Chief Accounting Officer since 2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968)	Deputy Treasurer	2010	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

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Name and Year of Birth	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Julian Quero (Born 1967)	Deputy Treasurer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Kathryn Thompson (Born 1967)	Assistant Treasurer	2006	Director, Mutual Fund Accounting Oversight and Treasury of the Adviser, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Stephen T. Welsh (Born 1957)	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Paul B. Goucher (Born 1968)	Assistant Secretary	2010	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Christopher O. Petersen (Born 1970)	Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Adviser other than the Funds. Conversely, any research services received by the Adviser through the

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placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in

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question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years, except as otherwise indicated. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recent fiscal years, except as otherwise indicated. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
Bond Fund	—	$7,631	$1,313
Corporate Income Fund	$16,910	$40,205	$41,873
Emerging Markets Fund	$1,613,790	$1,857,556	$409,305
Energy and Natural Resources Fund	$4,604,246	$4,051,236	$1,575,505
Intermediate Bond Fund	$72,932	$160,852	$251,534
Pacific/Asia Fund	$121,276	$249,437	$144,244
Select Large Cap Growth Fund	$1,269,007	$1,221,132	$399,105
U.S. Treasury Index Fund	—	—	—
Value and Restructuring Fund	$2,433,201	$4,287,837	$2,688,134

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Fund	Fiscal Year Ended May 31, 2010	Fiscal Year Ended May 31, 2009	Fiscal Year Ended May 31, 2008
High Yield Opportunity Fund	—	—	—
Strategic Income Fund	—	—	—

Fund	Fiscal Year Ended May 31, 2010	Fiscal Period Ended May 31, 2009
International Bond Fund	$7,557	—

Fund	Fiscal Year Ended June 30, 2010	Fiscal Year Ended June 30, 2009	Fiscal Year Ended June 30, 2008
High Yield Municipal Fund	—	$7,745	$38,343
Small Cap Value Fund I	$1,771,335	$1,761,043	$1,768,277

Fund	Fiscal Year Ended August 31, 2010*	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008
Balanced Fund	$1,940	$358,996	$367
Mid Cap Growth Fund	$3,436,137	$4,070,265	$4,499,159
Small Cap Growth Fund I	$4,948,857	$2,979,089	$1,860,445
Strategic Investor Fund	$1,505,109	$2,168,357	$2,202,923

*	Unaudited.

Fund	Fiscal Year Ended September 30, 2009	Fiscal Year Ended September 30, 2008	Fiscal Year Ended September 30, 2007
Contrarian Core Fund	$1,108,739	$837,955	$875,499
Dividend Income Fund	$1,224,272	$300,918	$252,732
Large Cap Growth Fund	$3,113,714	$3,752,464	$4,695,947
Small Cap Core Fund	$401,075	$783,011	$1,357,590

Fund	Fiscal Year Ended October 31, 2009	Fiscal Year Ended October 31, 2008	Fiscal Year Ended October 31, 2007
Connecticut Tax-Exempt Fund	$215	$2,063.75	$5,041

Fund	Fiscal Period Ended December 31, 2009	Fiscal Year Ended August 31, 2009	Fiscal Year Ended August 31, 2008	Fiscal Year Ended August 31, 2007
Real Estate Equity Fund	$205,056	$770,227	$575,797	$1,245,494

Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid no brokerage commissions to affiliated broker/dealers for the three most recently completed fiscal years.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

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During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended March 31, 2010
Bond Fund	—	—
Corporate Income Fund	—	—
Emerging Markets Fund	$40,833,479	$96,869
Energy and Natural Resources Fund	$1,577,703,004	$1,174,934
Intermediate Bond Fund	—	—
Pacific/Asia Fund	$6,528,634	$16,526
Select Large Cap Growth Fund	$215,687,831	$123,292
U.S. Treasury Index Fund	—	—
Value and Restructuring Fund	$94,434,776	$109,144

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	—	—
Strategic Income Fund	—	—
International Bond Fund	—	—

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	—	—
Small Cap Value Fund I	$243,711,788	$379,141

For Funds with fiscal year ended August 31, 2010*
Balanced Fund	—	—
Mid Cap Growth Fund	$883,671,820	$882,670
Small Cap Growth Fund I	$552,521,922	$755,567
Strategic Investor Fund	$352,498,218	$387,370

For Funds with fiscal year ended September 30, 2009
Contrarian Core Fund	$868,244,017	$158,344
Dividend Income Fund	$1,205,420,394	$245,382
Large Cap Growth Fund	$3,319,677,698	$317,931
Small Cap Core Fund	$123,921,233	$7,888

For the Fund with fiscal year ended October 31, 2009
Connecticut Tax-Exempt Fund	—	—

For the Fund with fiscal year ended August 31, 2009 and fiscal period ended December 31, 2009, respectively
Real Estate Equity Fund	$548,639,648	$128,657
Real Estate Equity Fund	$176,752,302	$10,022

*	Unaudited.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

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As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2010
Bond Fund	Morgan Stanley & Co., Inc	$24,282,998
	Barclays Capital	$847,993
	CS First Boston Corp.	$3,211,139
	Deutsche Bank AG	$819,793
	JPMorgan Chase & Co.	$8,744,405
	UBS Warburg LLC	$9,489,194
	Goldman Sachs & Co.	$3,182,799

Corporate Income Fund	Barclays Capital	$3,407,339
	Citigroup, Inc.	$10,063,708
	CS First Boston Corp.	$626,052
	JPMorgan Chase & Co.	$12,494,578

Emerging Markets Fund	None	$0

Energy and Natural Resources Fund	None	$0

Intermediate Bond Fund	Barclays Capital	$2,552,425
	Citigroup, Inc.	$41,593,132
	CS First Boston Corp.	$33,863,433
	Goldman Sachs & Co.	$21,911,658
	JPMorgan Chase & Co.	$72,066,818
	Morgan Stanley & Co., Inc.	$39,657,747

Pacific/Asia Fund	None	$0

Select Large Cap Growth Fund	None	$0

U.S. Treasury Index Fund	None	$0

Value and Restructuring Fund	JPMorgan Chase & Co.	$127,537,500
	Morgan Stanley & Co., Inc.	$106,908,500
	Goldman Sachs & Co.	$141,622,900
	Citigroup, Inc	$22,547,800

For Funds with fiscal year ended May 31, 2010
High Yield Opportunity Fund	None	$0

International Bond Fund	None	$0

Strategic Income Fund	Citigroup, Inc	$21,350,102
	JPMorgan Chase & Co.	$12,268,572
	Barclays Capital	$3,127,149
	Deutsche Bank AG	$12,787,838
	Goldman Sachs & Co.	$9,796,852
	Morgan Stanley & Co., Inc.	$8,795,329

For Funds with fiscal year ended June 30, 2010
High Yield Municipal Fund	None	$0

Small Cap Value Fund I	Piper Jaffray Companies, Inc.	$6,315,184

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Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended August 31, 2010
Balanced Fund	Goldman Sachs & Co.	$4,701,785
	State Street Corp.	$2,838,147
	JPMorgan Chase & Co.	$10,066,956
	Citigroup, Inc.	$3,196,652
	Deutsche Bank AG	$539,763
	Barclays Capital	$561,638
	Salomon Brothers Holdings, Inc.	$1,440,381
	CS First Boston Corp.	$2,340,563
	Morgan Stanley & Co., Inc.	$2,559,873
	UBS Warburg LLC	$1,720,960
	Royal Bank of Scotland PLC	$430,160

Mid Cap Growth Fund	None	$0

Small Cap Growth Fund I	None	$0

Strategic Investor Fund	Morgan Stanley & Co., Inc.	$7,979,314
	JPMorgan Chase & Co.	$14,732,745

For Funds with fiscal year ended September 30, 2009
Contrarian Core Fund	Morgan Stanley & Co., Inc.	$6,768,896
	JPMorgan Chase & Co.	$11,790,735
	State Street Corp.	$7,774,280
	Goldman Sachs & Co.	$9,770,550

Dividend Income Fund	JPMorgan Chase & Co.	$47,544,700
	Morgan Stanley & Co., Inc.	$17,910,400

Large Cap Growth Fund	Goldman Sachs & Co.	$10,434,210
	Morgan Stanley & Co., Inc.	$19,525,424
	JPMorgan Chase & Co.	$9,644,782

Small Cap Core Fund	None	$0

For the Fund with fiscal year ended October 31, 2009
Connecticut Tax-Exempt Fund	None	$0

For the Fund with fiscal period ended December 31, 2009
Real Estate Equity Fund	None	$0

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to financial intermediaries (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.15% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

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For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Acclaim Benefits, Inc.
•	A.G. Edwards
•	Alerus Retirement Solutions
•	Ameriprise Financial Services, Inc.*
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Bisys Retirement Services
•	Charles Schwab & Co.
•	Charles Schwab Trust Co.
•	Citigroup Global Markets Inc.
•	CitiStreet LLC
•	City National Bank
•	Compensation & Capital Administrative Services, Inc.
•	CPI Qualified Plan Consultants
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Dreyfus
•	Edward D. Jones & Co., L.P.
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	First Clearing LLC
•	Genworth Financial
•	GPC Securities, Inc.
•	Guardian Life Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Financial Group
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley & Co., Incorporated
•	MSCS Financial Services, LLC
•	National Investor Services Corp.
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	PNC Advisors
•	Princeton Retirement Group
•	Principal Life Insurance Company
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Co.
•	Reliance Trust Company

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•	Robert W. Baird & Co., Inc.
•	Royal Alliance Associates, Inc.
•	Standard Retirement Services, Inc.
•	TD Ameritrade Clearing Inc.
•	TD Ameritrade Trust Company
•	Teachers Insurance and Annuity Association of America
•	The 401k Company
•	T. Rowe Price Group, Inc.
•	The Vanguard Group, Inc.
•	Unified Trust Company, N.A.
•	UPromise Investments, Inc.
•	VALIC Retirement Services
•	Wachovia Bank, N.A.
•	Wachovia Securities, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Corporation
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary

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personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Banc of America Investment Services, Inc.
•	Banc of America Securities LLC
•	Bank of America, N.A.
•	Bank of New York
•	Citibank, N.A.
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Custodial Trust Company
•	Fidelity Brokerage Services, Inc.
•	Genworth Financial, Inc.
•	Goldman, Sachs & Co.
•	GunAllen Financial, Inc.
•	Harris Corporation
•	ING Life Insurance and Annuity Co.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Clearing Corp.
•	Liberty Life Insurance Co.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley & Co. Incorporated
•	MSCS Financial Services, LLC
•	National Financial Services LLC
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	SEI Investments Inc.
•	State Street Global Markets, LLC
•	Transamerica Corporation
•	UBS Financial Services Inc.
•	US Bank National Association
•	Wachovia Securities LLC
•	Webster Investment Services, Inc.
•	Wells Fargo Corporate Trust Services
•	Wells Fargo Funds Management LLC
•	Wells Fargo Investments, LLC

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

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Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class Ba Shares		Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Class R5 Shares		Class T Shares		Class W Shares	Class Y Shares	Class Z Shares	Other
Balanced Fund	✓	✓		✓		✓	✓	[c]	✓	[c]					✓
Bond Fund	✓	✓	[c]	✓	✓						✓	[c]	✓	✓	✓
Connecticut Tax-Exempt Fund	✓	✓		✓											✓
Contrarian Core Fund	✓	✓		✓	✓	✓	✓	[c]			✓		✓		✓
Corporate Income Fund	✓	✓		✓	✓								✓		✓
Dividend Income Fund	✓	✓		✓	✓	✓					✓		✓		✓
Emerging Markets Fund	✓			✓	✓	✓							✓		✓
Energy and Natural Resources Fund	✓	✓	[c]	✓	✓	✓	✓	[c]							✓
High Yield Municipal Fund	✓	✓		✓											✓
High Yield Opportunity Fund	✓	✓		✓											✓
Intermediate Bond Fund	✓	✓		✓	✓	✓							✓		✓
International Bond Fund	✓			✓	✓										✓
Large Cap Growth Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]	✓		✓	✓	✓	✓	[b]
Mid Cap Growth Fund	✓	✓		✓	✓	✓			✓	[c]	✓		✓	✓	✓
Pacific/Asia Fund	✓			✓	✓										✓
Real Estate Equity Fund	✓	✓		✓	✓	✓	✓	[c]	✓	[c]			✓		✓
Select Large Cap Growth Fund	✓			✓	✓	✓							✓		✓
Small Cap Core Fund	✓	✓		✓	✓						✓		✓		✓
Small Cap Growth Fund I	✓	✓		✓	✓	✓								✓	✓
Small Cap Value Fund I	✓	✓		✓	✓	✓								✓	✓
Strategic Income Fund	✓	✓		✓		✓	✓	[c]	✓	[c]			✓		✓
Strategic Investor Fund	✓	✓		✓	✓	✓							✓	✓	✓
U.S. Treasury Index Fund	✓	✓		✓	✓										✓
Value and Restructuring Fund	✓			✓	✓	✓							✓		✓

[a]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of the Funds by the Funds’ existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund for Class B shares of the Funds. See the prospectuses for Class B shares of the Funds for details.

[b]	The Columbia Large Cap Growth Fund also offers Class E shares and Class F shares. See the prospectuses for Class E shares and Class F shares for details.
[c]	Classes have not yet commenced operations as of the date of this SAI.

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Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of a Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust voluntarily has undertaken to hold a shareholder meeting at which the Board would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust’s By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by holders of a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders’ meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

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Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f–1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged. Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account. Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

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•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares (other than Columbia Money Market Fund or Columbia Government Money Market Fund) within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

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Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

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Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled “Distributions and Taxes.” The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may

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qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury Regulations generally permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

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In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company accorded special tax treatment under the Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

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Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or

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worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules

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could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt

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income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

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“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but

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it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate Capital Gain Dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS

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pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. A Fund that invests primarily or exclusively in other regulated investment companies would not be eligible for this election, even if the underlying regulated investment companies were eligible and did make the election.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced – in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets – for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws

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covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends (defined below). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined below) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income

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tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2010, distributions made to foreign shareholders and properly designated by a Fund as “interest-related dividends” were exempt from U.S. federal income tax withholding. The exemption for interest-related dividends did not apply to any distribution to a foreign shareholder (i) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (ii) that was within certain foreign countries that had inadequate information exchange with the United States, or (iii) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. Interest-related dividends were generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund was required to designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding will not apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly designated as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2010, distributions to a foreign shareholder attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year (“short-term capital gain dividends”) were generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applied to such distribution.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it would designate any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation, and an intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI

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treatment for interests in domestically controlled REITs or regulated investment companies and not-greater- than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs – defined generally as any interest in U.S. real property or any equity interest in a USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2010, if a Fund was a USRPHC or would have been a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also applied to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2010 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2010, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2010 and what the terms of any such extension would be. Unless and until such legislation is enacted, beginning on January 1, 2010, withholding is required in respect of amounts paid in redemption of shares of a Fund by a greater-than-5% foreign shareholder if the Fund is a USRPHC, without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

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A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

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The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it appears that any distribution made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Certain of the Funds intend to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax (such qualifying Funds, “the Tax-Exempt Funds”).

Distributions of capital gains or income not attributable to interest on Tax-Exempt Funds’ tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier.

Not later than 60 days after the close of a Tax-Exempt Fund’s taxable year, the Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest dividends. In general, if an amount of the Tax-Exempt Fund’s distribution designated as an exempt-interest dividend exceeds the fund’s net-exempt interest, the amount so qualifying as tax-exempt will be scaled back ratably to the amount of its net-exempt income. In such a case, each Tax-Exempt Fund shareholder must proportionately reduce the amount of the dividend it treats as tax-exempt, and will generally include the excess income as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a Tax-Exempt Fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a Tax-Exempt Fund’s exempt-interest dividends received by the shareholder to all of the Tax-Exempt Fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the Tax-Exempt Fund, as described earlier).

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Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, eaxh state-specific Tax-Exempt Funds generally invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a Tax-Exempt Fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (“AMT”). To the extent that a Tax-Exempt Fund invests in certain private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. In addition, exempt-interest dividends paid by a Tax-Exempt Fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a Tax-Exempt Fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a Tax-Exempt Fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	231,713.9370	13.88%

Columbia Bond Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,858.1120	7.72%

Columbia Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	16,991.9580	6.48%

Columbia Bond Fund Class C	WELLS FARGO INVESTMENTS LLC 625 MARQUETTE AVE FL 13 MINNEAPOLIS MN 55402-2323	13,245.4760	5.05%

Columbia Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.0300	100.00%

Columbia Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	261.2970	100.00%

Columbia Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,792,527.4810	99.93%

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Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	44,395,590.7660	61.41%

Columbia Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,737,302.7060	6.55%

Columbia Corporate Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	620,044.1290	7.11%

Columbia Corporate Income Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	641,588.8450	7.36%

Columbia Corporate Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	128,497.3820	22.27%

Columbia Corporate Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	234,458.5820	20.29%

Columbia Corporate Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1810	100.00%

Columbia Corporate Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	254.1750	100.00%

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Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Corporate Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	59.54%

Columbia Corporate Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,023,009.6700	13.16%

Columbia Emerging Markets Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	147,904.2740	22.96%

Columbia Emerging Markets Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	43,259.0470	27.49%

Columbia Emerging Markets Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	10,035.0910	6.38%

Columbia Emerging Markets Fund Class C	NFS LLC FEBO FMT CO CUST R/O IRA FBO ERIC K LIEW 3419 CROSS CREEK CIR WOOSTER OH 44691-1863	8,216.2920	5.22%

Columbia Emerging Markets Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.4930	100.00%

Columbia Emerging Markets Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

157

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Emerging Markets Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	213.6750	100.00%

Columbia Emerging Markets Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.9010	31.06%

Columbia Emerging Markets Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	27.20%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,144,861.4930	6.56%

Columbia Emerging Markets Fund Class Z	NFS LLC FEBO SMALL GRAT LLC 35 EAGLE DR SHARON MA 02067-2907	2,112,423.0010	6.46%

Columbia Emerging Markets Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,015,460.5900	6.17%

Columbia Energy & Natural Resources Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	214,418.7330	8.63%

Columbia Energy & Natural Resources Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	159,151.2010	6.41%

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Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Energy & Natural Resources Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	138,725.2940	15.93%

Columbia Energy & Natural Resources Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	132.8370	100.00%

Columbia Energy & Natural Resources Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	133.2620	100.00%

Columbia Energy & Natural Resources Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,155,878.0700	19.19%

Columbia Energy & Natural Resources Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,140,791.7260	19.14%

Columbia Energy & Natural Resources Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	2,048,545.0140	6.39%

Columbia Energy & Natural Resources Fund Class Z	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS P.O. BOX 2226 OMAHA NE 68103-2226	1,649,852.0080	5.14%

Columbia Energy & Natural Resources Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	1,635,431.9370	5.10%

159

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class A	NFS LLC FEBO TRANSAMERICA LIFE INS COMPANY 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	3,523,035.6830	18.82%

Columbia Intermediate Bond Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	654,794.7180	29.59%

Columbia Intermediate Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	839,859.8690	23.36%

Columbia Intermediate Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	456,912.3270	12.71%

Columbia Intermediate Bond Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	187,152.6570	5.21%

Columbia Intermediate Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5510	100.00%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	42,853.8020	18.90%

Columbia Intermediate Bond Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	37,728.4780	16.64%

Columbia Intermediate Bond Fund Class R	MG TRUST COMPANY CUST, FBO GREGORY PHILLIES, MD, PC 700 17TH ST STE 300 DENVER CO 80202-3531	18,019.8790	7.95%

160

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO THOMAS J KING JR D D S PC P P.O. BOX 10758 FARGO ND 58106-0758	14,940.0210	6.59%

Columbia Intermediate Bond Fund Class R	RAYMOND JAMES & ASSOC INC FBO THOMAS C DAVIS & STEVEN J DAVIS TTEE SB DAVIS COMPANY PSP 2695 ELMRIDGE DR NW GRAND RAPIDS MI 49534-1302	14,292.6100	6.31%

Columbia Intermediate Bond Fund Class R	FRONTIER TRUST CO FBO AUBURN MANUFACTORING INC RETIREMENT P.O. BOX 10758 FARGO ND 58106-0758	14,250.9170	6.29%

Columbia Intermediate Bond Fund Class R	MG TRUST CO CUST FBO ALERT AMBULANCE SERVICE INC 401K 700 17TH ST STE 300 DENVER CO 80202-3531	13,146.7720	5.80%

Columbia Intermediate Bond Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	271.5410	100.00%

Columbia Intermediate Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	50.20%

Columbia Intermediate Bond Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,809,519.3880	6.83%

Columbia Intermediate Bond Fund Class Z	CITIGROUP GLOBAL MARKETS, INC. BOOK ENTRY ACCOUNT ATTN: MATT MAESRI MUTUAL FUNDS DEPT 333 W 34TH ST 7TH FL NEW YORK NY 10001-2402	12,546,091.5630	5.79%

161

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Intermediate Bond Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COL MODERATE GROWTH NY 529 ATTN: JIM MARIN 245 SUMMER ST FL 3 BOSTON MA 02210-1133	11,200,007.2990	5.17%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	55,928.8560	43.67%

Columbia Pacific/Asia Fund Class A	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10,252.7010	8.01%

Columbia Pacific/Asia Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	6,500.1570	5.08%

Columbia Pacific/Asia Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	2,677.2470	44.60%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	1,899.6370	31.64%

Columbia Pacific/Asia Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	733.6400	12.22%

Columbia Pacific/Asia Fund Class C	FIRST CLEARING LLC BETTY JEAN GHOSH TR BETTY JEAN GHOSH TTEE 245 KUIKAHI ST HILO HI 96720-2223	518.4120	8.64%

Columbia Pacific/Asia Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	316.8570	100.00%

Columbia Pacific/Asia Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	31.17%

162

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,059,953.6000	22.72%

Columbia Pacific/Asia Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	689,282.3110	14.77%

Columbia Pacific/Asia Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	448,523.2660	9.61%

Columbia Select Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,033.4560	18.55%

Columbia Select Large Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	53,383.4870	17.99%

Columbia Select Large Cap Growth Fund Class C	BARCLAYS CAPITAL INC. 70 HUDSON STREET, 7TH FL JERSEY CITY NJ 07302-4585	40,192.9260	13.55%

Columbia Select Large Cap Growth Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	39,009.9630	13.15%

Columbia Select Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	222.6180	100.00%

163

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO WATTEREDGE INC EMPLOYEE SP P.O. BOX 52129 PHOENIX AZ 85072-2129	32,236.3850	25.92%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO NETWORK ADJUSTERS INC 401 P.O. BOX 10758 FARGO ND 58106-0758	20,152.4090	16.20%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO CROSE & LEMKE CONSTRUCTION INC P.O. BOX 10758 FARGO ND 58106-0758	16,854.7500	13.55%

Columbia Select Large Cap Growth Fund Class R	WILMINGTON TRUST RISC CUST FBO INDUSTRIAL ENERGY P.O. BOX 52129 PHOENIX AZ 85072-2129	16,817.0710	13.52%

Columbia Select Large Cap Growth Fund Class R	ORCHARD TRUST CO LLC CUST OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD GREENWOOD VILLAGE CO 80111	14,565.8440	11.71%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO REGGIO REGISTER CO INC 401K P.O. BOX 10758 FARGO ND 58106-0758	11,303.0530	9.09%

Columbia Select Large Cap Growth Fund Class R	FRONTIER TRUST CO FBO JACKSIN SERVICES INC 401K RETIR PO BOX 10758 FARGO ND 58106-0758	8,346.9230	6.71%

Columbia Select Large Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	224.0140	100.00%

Columbia Select Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	84.37%

164

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Select Large Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	14,103,428.4260	6.83%

Columbia U.S. Treasury Index Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,061,274.4000	25.34%

Columbia U.S. Treasury Index Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	214,763.4460	5.13%

Columbia U.S. Treasury Index Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	131,479.8590	28.71%

Columbia U.S. Treasury Index Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	155,004.3560	9.81%

Columbia U.S. Treasury Index Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	131,912.6590	8.35%

Columbia U.S. Treasury Index Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.6280	100.00%

Columbia U.S. Treasury Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	7,739,343.1240	30.12%

165

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia U.S. Treasury Index Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,658,883.9410	14.24%

Columbia Value and Restructuring Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	220,043.2390	15.07%

Columbia Value and Restructuring Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	118,452.3790	8.11%

Columbia Value and Restructuring Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.5110	100.00%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	349,799.6330	26.16%

Columbia Value and Restructuring Fund Class R	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH STREET DES MOINES IA 50392-0001	258,023.3540	19.30%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	198,346.9220	14.84%

Columbia Value and Restructuring Fund Class R	JPMORGAN CHASE BANK CUST FBO HUTAMAKI LONG TERM SAVINGS & INVESTMENT PLAN C/O JPMORGAN RPS 5500 TEAM 9300 WARD PKWY KANSAS CITY MO 64114-3317	74,367.5070	5.56%

166

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Value and Restructuring Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	57.4840	100.00%

Columbia Value and Restructuring Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	27.49%

Columbia Value and Restructuring Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,424,748.5680	15.56%

Columbia Value and Restructuring Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,260,116.2440	13.15%

Columbia Value and Restructuring Fund Class Z	JOHN HANCOCK LIFE INSURANCE CO USA RPS SEG FUNDS & ACCOUNTING ET-7 601 CONGRESS ST BOSTON MA 02210-2804	7,670,245.0440	5.84%

Principal Holder Ownership of the Funds with fiscal year ending May 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,720,428.1240	13.90%

Columbia High Yield Opportunity Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	4,206,538.9500	8.70%

167

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Opportunity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	457,352.7670	13.33%

Columbia High Yield Opportunity Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	336,888.5590	9.82%

Columbia High Yield Opportunity Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	469,379.8150	14.22%

Columbia High Yield Opportunity Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	170,452.1540	5.16%

Columbia High Yield Opportunity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	76.46%

Columbia International Bond Fund Class A	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUND OPERATIONS PO BOX 509046 SAN DIEGO CA 92150-9046	18,954.6860	17.89%

Columbia International Bond Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,295.4930	12.55%

Columbia International Bond Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	6,491.0000	16.54%

Columbia International Bond Fund Class C	AMERICAN ENTERPRISE INVESTMENT SVCS PO BOX 9446 MINNEAPOLIS MN 55440-9446	2,824.4790	7.20%

168

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia International Bond Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	220.4590	100.00%

Columbia International Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	59.81%

Columbia International Bond Fund Class Z	FIM FUNDING INC C/O BOFA GOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	37.60%

Columbia Strategic Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	17,139,026.3850	10.32%

Columbia Strategic Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,512,579.0500	25.43%

Columbia Strategic Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,631,716.6250	29.10%

Columbia Strategic Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,863,775.5590	5.63%

Columbia Strategic Income Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

169

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	405.8440	100.00%

Columbia Strategic Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	71.01%

Columbia Strategic Income Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,992,474.6940	8.52%

Columbia Strategic Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,348,121.9690	5.42%

Principal Holder Ownership of the Funds with fiscal year ending June 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,898,947.8830	35.14%

Columbia High Yield Municipal Fund Class A	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	518,408.6020	6.28%

Columbia High Yield Municipal Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	205,867.2160	36.48%

170

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia High Yield Municipal Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,169.4900	32.44%

Columbia High Yield Municipal Fund Class C	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	54,017.2680	5.42%

Columbia High Yield Municipal Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	81.53%

Columbia Small Cap Value Fund I Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	863,978.5170	5.32%

Columbia Small Cap Value Fund I Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	857,698.9710	5.28%

Columbia Small Cap Value Fund I Class A	DCGT AS TTEE AND/OR CUST FBO PRINCIPAL FINANCIAL GROUP QUALIFIED FIA OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-001	847,944.5300	5.22%

Columbia Small Cap Value Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	63,970.2730	9.40%

Columbia Small Cap Value Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	330,773.3610	21.60%

171

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	89,658.9020	5.85%

Columbia Small Cap Value Fund I Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	87,817.7670	5.73%

Columbia Small Cap Value Fund I Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	61.8810	100.00%

Columbia Small Cap Value Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	65.0530	100.00%

Columbia Small Cap Value Fund I Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	28,342.1690	98.89%

Columbia Small Cap Value Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	5,171,440.5480	24.27%

Columbia Small Cap Value Fund I Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	2,437,484.6220	11.44%

Columbia Small Cap Value Fund I Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,297,671.7490	6.09%

172

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Value Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,285,600.5530	6.03%

Principal Holder Ownership of the Funds with fiscal year ending August 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class A	TAYNIK & CO C/O INVESTORS BANK & TRUST CO 200 CLARENDON ST #FPG90 BOSTON MA 02116-5021	282,965.6610	9.37%

Columbia Balanced Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	163,972.1100	5.43%

Columbia Balanced Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	155,186.3500	5.14%

Columbia Balanced Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	65,840.3590	23.03%

Columbia Balanced Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	18,691.0110	6.54%

Columbia Balanced Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	182,062.5900	16.33%

173

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Balanced Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	160,656.5000	14.41%

Columbia Balanced Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	127,157.7540	11.41%

Columbia Balanced Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	101.5430	100.00%

Columbia Balanced Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,380,710.7190	15.37%

Columbia Balanced Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	546,028.1750	6.08%

Columbia Balanced Fund Class Z	NFS LLC FEBO REGIONS BANK DBA KENNEBURT CO 250 RIVERCHASE PKWY E FL 5 BIRMINGHAM AL 35244-1832	488,272.9300	5.44%

Columbia Mid Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	746,691.5880	23.21%

Columbia Mid Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	90,385.5020	31.02%

174

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	91,133.9560	17.33%

Columbia Mid Cap Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	61,854.3100	11.76%

Columbia Mid Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	107.6190	100.00%

Columbia Mid Cap Growth Fund Class R	PALACE ENTERTAINMENT TTEE FBO PALACE ENTERTAINMENT 401K C/O FASCORE LLC 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	29,872.0110	12.13%

Columbia Mid Cap Growth Fund Class R	COUNSEL TRUST DBA MATC FBO ANDERSON & VREELAND INC PSP 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	25,872.0820	10.50%

Columbia Mid Cap Growth Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	22,752.8750	9.24%

Columbia Mid Cap Growth Fund Class R	CAPITAL BANK & TRUST CO TTEE F FALASCA MECHANICAL INC 401K 8515 E ORCHARD RD #2T2 GREENWOOD VLG CO 80111-5002	13,292.9880	5.40%

Columbia Mid Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	164,348.5380	17.16%

175

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Mid Cap Growth Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	110.2780	100.00%

Columbia Mid Cap Growth Fund Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	619.0670	100.00%

Columbia Mid Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,841,200.6310	42.06%

Columbia Mid Cap Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,957,559.1610	6.27%

Columbia Small Cap Growth Fund I Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	9,135.3190	9.95%

Columbia Small Cap Growth Fund I Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	183,419.5700	30.05%

Columbia Small Cap Growth Fund I Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	93.0750	100.00%

Columbia Small Cap Growth Fund I Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	94.2680	100.00%

176

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Growth Fund I Class Y	ANCHORAGE POLICE & FIRE RETIREMENT SYSTEM ATTN CHARLES M LAIRD 3600 DR MARTIN LUTHER KING JR AVE STE 207 ANCHORAGE AK 99507-1222	574,338.8870	99.91%

Columbia Small Cap Growth Fund I Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,930,461.6990	50.48%

Columbia Small Cap Growth Fund I Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,020,180.4990	10.21%

Columbia Small Cap Growth Fund I Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	1,905,578.3390	6.44%

Columbia Strategic Investor Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	605,226.9980	6.64%

Columbia Strategic Investor Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	366,932.3080	27.69%

Columbia Strategic Investor Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	195,471.8960	18.33%

Columbia Strategic Investor Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	146.9720	100.00%

177

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Strategic Investor Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	147.3190	100.00%

Columbia Strategic Investor Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	147.3190	100.00%

Columbia Strategic Investor Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	625,701.5030	99.88%

Columbia Strategic Investor Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,113,685.8780	6.22%

Principal Holder Ownership of the Funds with fiscal year ending September 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Contrarian Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	55,204.9040	16.30%

Columbia Contrarian Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	400,538.8090	25.71%

Columbia Contrarian Core Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	196.8500	100.00%

178

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Contrarian Core Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	2,904,076.6610	32.18%

Columbia Contrarian Core Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	198.0980	100.00%

Columbia Contrarian Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,895,818.9480	43.85%

Columbia Contrarian Core Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,742,073.6190	6.37%

Columbia Contrarian Core Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	1,646,036.7240	6.07%

Columbia Dividend Income Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,833,676.4450	6.39%

179

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	323,006.5390	18.13%

Columbia Dividend Income Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,679,694.0770	21.34%

Columbia Dividend Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	505,894.0470	6.43%

Columbia Dividend Income Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	205.9310	100.00%

Columbia Dividend Income Fund Class R	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	354,054.4290	50.12%

Columbia Dividend Income Fund Class R	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	72,943.3090	10.33%

Columbia Dividend Income Fund Class R	CAPITAL BANK & TRUST CO TTEE F CHEMGLASS INC 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	48,596.2770	6.88%

Columbia Dividend Income Fund Class T	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,729,484.3090	26.07%

180

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Dividend Income Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,052,218.9670	15.86%

Columbia Dividend Income Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	206.1010	100.00%

Columbia Dividend Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	76,073,223.1810	58.11%

Columbia Dividend Income Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	9,604,889.3720	7.34%

Columbia Large Cap Growth Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	501,887.3690	6.97%

Columbia Large Cap Growth Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	93,881.2820	12.24%

Columbia Large Cap Growth Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	144,483.2790	17.15%

Columbia Large Cap Growth Fund Class F	BRIDGET NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	3,133.0250	13.97%

181

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class F	ANDREW NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	3,132.6550	13.97%

Columbia Large Cap Growth Fund Class F	KAYLA HALL ADVANTAGE PLAN TRUST C/O MAUREEN HALL 49 RAYMOND PL STATEN ISLAND NY 10310-2231	2,804.7220	12.51%

Columbia Large Cap Growth Fund Class F	MIRANDA E KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,617.7510	11.67%

Columbia Large Cap Growth Fund Class F	CLAIRE NEUMANN ADVANTAGE PLAN TRUST C/O ROBERT S NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	2,587.8420	11.54%

Columbia Large Cap Growth Fund Class F	LILY ELIZABETH KRAMER ADVANTAGE PLAN TRUST C/O LEIGH A NEUMANN 5203 SILVER FOX DR JAMESVILLE NY 13078-8742	2,582.3600	11.51%

Columbia Large Cap Growth Fund Class F	MATTHEW PATRICK NEUMANN ADVANTAGE PLAN TRUST C/O CHRISTOPHER M NEUMANN 2923 E LAKE RD SKANEATELES NY 13152-9003	2,572.5710	11.47%

Columbia Large Cap Growth Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	118.0360	100.00%

Columbia Large Cap Growth Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	120.8900	100.00%

Columbia Large Cap Growth Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,850,615.3180	26.36%

182

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Large Cap Growth Fund Class W	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	120.8900	100.00%

Columbia Large Cap Growth Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,053,087.9350	99.94%

Columbia Large Cap Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,661,903.8570	38.14%

Columbia Small Cap Core Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	725,948.6660	7.96%

Columbia Small Cap Core Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	456,353.2080	5.00%

Columbia Small Cap Core Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	237,992.1060	18.27%

Columbia Small Cap Core Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	223,748.8400	13.55%

Columbia Small Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	129,811.4340	7.86%

183

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Small Cap Core Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	100,824.8620	6.11%

Columbia Small Cap Core Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	186.9860	100.00%

Columbia Small Cap Core Fund Class T	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,853,281.8600	32.82%

Columbia Small Cap Core Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	192.1600	100.00%

Columbia Small Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,295,990.1260	47.59%

Columbia Small Cap Core Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	3,431,874.4850	11.42%

Columbia Small Cap Core Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,230,417.1550	7.43%

Columbia Small Cap Core Fund Class Z	FIDELITY INVSTMNTS INSTITUTIONAL OPERATING CO FIIOC AGENT FBO CERTAIN EMP BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1987	1,612,451.1200	5.37%

184

Principal Holder Ownership of the Funds with fiscal year ending October 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia CT Tax-Exempt Fund Class A	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	1,458,758.9220	14.36%

Columbia CT Tax-Exempt Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	127,193.2490	31.57%

Columbia CT Tax-Exempt Fund Class C	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	378,486.5220	23.66%

Columbia CT Tax-Exempt Fund Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	111,582.9250	6.98%

Columbia CT Tax-Exempt Fund Class C	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	94,050.7650	5.88%

Columbia CT Tax-Exempt Fund Class Z	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	313.3810	100.00%

Principal Holder Ownership of the Fund with fiscal year ending December 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class A	FIRST CLEARING LLC BARRETT A TOAN & PAULA OBRIAN JT TEN 42 PORTLAND PL SAINT LOUIS MO 63108-1242	246,430.2830	11.89%

185

Fund	Shareholder Account Registration	Share Balance	Percentage of class
Columbia Real Estate Equity Fund Class A	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	198,900.1270	9.64%

Columbia Real Estate Equity Fund Class B	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 2 JACKSONVILLE FL 32246-6484	38,577.2290	14.49%

Columbia Real Estate Equity Fund Class I	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.4040	100.00%

Columbia Real Estate Equity Fund Class R	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class W	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN T ARMBRUSTMACHER & V GEHLHAR 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	212.7660	100.00%

Columbia Real Estate Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	37.22%

Columbia Real Estate Equity Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	5,884,378.3790	20.78%

186

As of September 30, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	46,188,118.2470	60.75%

Columbia Corporate Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	22,719,786.0950	46.74%

Columbia Emerging Markets Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	10,150,197.5000	30.32%

Columbia Emerging Markets Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	8,889,579.8000	26.55%

Columbia Intermediate Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	108,767,489.3180	45.05%

Columbia Pacific/Asia Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,454,249.1510	30.30%

187

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Select Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	174,231,681.5130	62.53%

Columbia Value and Restructuring Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	36,097,426.4100	25.82%

Control Person Ownership of the Funds with fiscal year ending May 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia High Yield Opportunity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	21,778,115.1400	26.07%

Columbia High Yield Municipal Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	57,791,398.9660	71.62%

Columbia International Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	820,950.2480	54.08%

Columbia International Bond Fund	FIM FUNDING INC C/O BOFA GOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	516,099.7760	34.00%

Columbia Strategic Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	83,245,905.4230	25.21%

188

Control Person Ownership of the Funds with fiscal year ending August 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Mid Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	19,841,200.6310	37.86%

Columbia Small Cap Growth Fund I	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,930,461.6990	44.56%

Control Person Ownership of the Funds with fiscal year ending September 30:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Contrarian Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,895,878.9480	25.40%

Columbia Dividend Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	76,073,223.1810	58.11%

Columbia Large Cap Growth Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	16,714,991.7920	28.53%

Columbia Small Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	14,295,990.1260	29.93%

189

Control Person Ownership of the Fund with fiscal year ending December 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Real Estate Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,537,887.6510	33.79%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A.

Charles Schwab & Co., Inc. is organized under the laws of the United States, 211 Main Street, San Francisco, California 94105. The Charles Schwab Corporation is the ultimate parent company of Charles Schwab & Co., Inc.

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LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

A-1

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-2

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

A-3

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

A-4

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

A-5

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING POLICY FOR LEGACY COLUMBIA MANAGEMENT CLIENTS

EFFECTIVE MAY 1, 2010

Columbia Management Investment Advisers, LLC (CMIA) has adopted the attached Proxy Voting Policy for purposes of voting proxies of securities held in certain client accounts1, with the following changes:

•	References to Columbia Management Advisors, LLC and CMA are deemed to be references to Columbia Management Investment Advisers, LLC; and

•	References to Bank of America Corporation and BAC are deemed to be references to Ameriprise Financial, Inc.

In addition, the text of footnote 1 in the Proxy Voting Policy is hereby deleted and replaced with the following:

Ameriprise Financial, Inc., the corporate parent of Columbia Management Investment Advisers, LLC, and all of its numerous affiliates own, operate and have interests in many lines of business that may create or give rise to the appearance of a conflict of interest between Ameriprise Financial, Inc. or its affiliates and those of clients advised by Columbia Management Investment Advisers, LLC. For example, Ameriprise Financial, Inc. and its affiliates may have interests with respect to issuers of voting securities that could appear to or even actually conflict with Columbia Management Investment Advisers, LLC’s duty, in the proxy voting process, to act in the best economic interest of its clients.

[1]	On April 30, 2010, Ameriprise Financial, Inc., the parent company of CMIA, acquired from Bank of America, N.A. a portion of the asset management business of Columbia Management Group, LLC, the parent company of Columbia Management Advisors, LLC (“CMA”). In connection with this transaction, CMIA became the investment adviser of certain client accounts previously advised by CMA. CMIA will apply CMA’s Proxy Voting Policy to certain of these and other client accounts.

B-1

Columbia Management Advisors, LLC (“CMA”) – Proxy Voting Policy

Last Review Date:	April 2010
Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B – Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

B-3

company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will similarly disclose the circumstance and abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

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The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters

For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

6. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

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Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

B-6

These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)	Proxy Group in GWIM Investment Operations

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management

Client Communications Regarding Proxy Matters	Client Service Group

Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

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APPENDIX A – CMA’s Proxy Voting Policy

CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board; or

(vi)	CMA generally will vote AGAINST Director nominee of a company who is chief executive officer of another company on whose board the company’s chief executive officer sits (i.e. interlocking executives).

One a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor; served voted for the adoption of a poison pill without approval of shareholders), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•	Proposals to separate the role of Chairman of the Board and CEO.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals for the company to adopt confidential voting.

B-8

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA will generally vote FOR 162(m) bonus plans unless the Proxy Administrator recommends voting against a specific plan, in which case CMA will vote on a CASE-BY-CASE basis.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis:

•	In contested elections of directors. Proposals to adopt or eliminate cumulative voting.

•	CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR:

•

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards.

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

B-9

•	Shareholder proposals to adopt a non-binding advisory vote on Executive Compensation (“Say on Pay”).

•

CMA recognizes that individual compensation committees are in the best position to determine the optimal design of share based plans. However, CMA generally prefers a greater use of restricted stock in place of stock options due to the greater uncertainty involved with the valuation of stock options at the time of issue.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

•

CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds 5% of the average number of shares outstanding for the last 3 years, or exceeds 1% of the average number of shares outstanding for the last 3 years (for directors only), CMA will vote on such proposals on a CASE-BY-CASE basis. CMA requires that management provide substantial justification for the repricing of options.

CMA will vote on a CASE-BY-CASE basis:

•	Proposals regarding approval of specific executive severance arrangements.

•	-Management proposals regarding “Say on Pay” (i.e. non-binding advisory vote on pay).

•	Proposals that involve awarding 50% or more of the equity shares of an equity-based compensation plan to the top five or fewer executives.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

B-10

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

B-11

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services exceeds 25% of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

B-12

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’s categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

B-13

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

B-14

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

B-15

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

B-16

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-17

APPENDIX B

Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

___________________________________________________________________________________

___________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

___________________________________________________________________________________

___________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

___________________________________________________________________________________

___________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

___________________________________________________________________________________

___________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

        or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

B-19

APPENDIX C — SALES CHARGE WAIVERS

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R, Class R4 and Class R5 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R, Class R4 and Class R5 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

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Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

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Class I shares, Class R shares, Class R4 shares, Class R5 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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APPENDIX D — DESCRIPTION OF STATE RISK FACTORS

State Tax Exempt Funds

The state tax-exempt Funds invest primarily in municipal securities issued by a single state and political sub-divisions of that state. Each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state’s tax-exempt investments will be significantly greater than that of more geographically diversified funds, and may result in greater losses and volatility. Because of the relatively small number of issuers of tax-exempt securities, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. At times, the Fund and other accounts managed by the Adviser may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments. In addition, a Fund may focus on a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a Fund’s shares to change more than the values of shares of funds that invest more diversely. The yields on the securities in which the Funds invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligor, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue. In addition to such factors, geographically concentrated securities will experience particular sensitivity to local conditions, including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state.

Certain events may adversely affect all investments within a particular market segment of the market. Examples include litigation, legislation or court decisions, concerns about pending or contemplated litigation, legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing mostly in state-specific, tax-exempt investments makes the Funds more vulnerable to the relevant state’s economy and to factors affecting tax-exempt issuers in the state than would be true for more geographically diversified funds. These risks include, among others:

•	the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations;

•	natural disasters and ecological or environmental concerns;

•	the introduction of constitutional or statutory limits on a tax-exempt issuer’s ability to raise revenues or increase taxes;

•	the inability of an issuer to pay interest on or to repay principal or securities in which the funds invest during recessionary periods; and

•	economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

More information about state specific risks may be available from official state resources.

State Specific Information

Connecticut Tax-Exempt Fund’s investments are highly dependent on and sensitive to the general fiscal and economic stability of the State of Connecticut (“Connecticut” or the “State”), as well as the general fiscal and economic stability of Connecticut’s subdivisions, agencies, instrumentalities or authorities, which issue the securities in which the Fund invests. The following information supplements information set forth in Connecticut Tax-Exempt Fund’s prospectus, constitutes only a brief summary and does not purport to be a complete description of certain state-specific considerations and is provided to investors in view of Connecticut

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Tax-Exempt Fund’s policy of concentrating its investments in securities issued by issuers of a single state. The information is based on publicly available sources and has not been independently verified by the Adviser. It is expected that the information will be updated only on an annual basis and thus may be out of date at any time that you make an investment decision to purchase or sell shares of Connecticut Tax-Exempt Fund.

To the extent that any statements made below involve matters of forecasts, projections, assumptions, opinions or estimates, whether or not expressly stated to be such, they are made as such and not as representations of fact or certainty, and no representation is made that any of these statements has been or will be realized. All forecasts, projections, assumptions, opinions or estimates are “forward looking statements” that must be read with an abundance of caution and that may not be realized or may not occur in the future.

Connecticut

The following information relates specifically to Columbia Connecticut Tax-Exempt Fund. This summary does not purport to be a comprehensive description of all relevant facts for the Fund. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of Connecticut and local agencies in Connecticut available as of the date of this Statement of Additional Information. The Fund assumes that all such material was prepared and published in a manner consistent with current standards of disclosure. Further, estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

The Fund is more susceptible to factors adversely affecting issuers of Connecticut municipal securities than comparable municipal bond funds that do not focus on investments in Connecticut issuers.

Introduction. The State, together with the nation as a whole, is facing economic and fiscal challenges brought on by the current recession. These challenges for the State include fiscal year deficits and falling employment, among other issues. The State Office of Policy and Management monitors such matters and generally issues a report periodically estimating the current fiscal year deficit. The State Comptroller issues a similar report periodically. From time to time the legislature’s Office of Fiscal Analysis also issues reports covering these matters. The most current such information is described below under “State General Fund,” which should be considered together with the other information set forth herein.

The State’s current and projected fiscal and economic condition, as described herein, is subject to change based on a number of factors. Such factors include, but are not limited to: (a) developments with respect to the national economy as a whole, (b) developments with respect to the financial services sector of the economy, (c) developments in the world economy, and in particular commodity prices such as oil, (d) federal fiscal and economic policies, including fiscal stimulus efforts in general and the effect of such stimulus efforts in the State and the amount of federal aid to the State, (e) the extent to which the federal stimulus legislation, and in particular The American Recovery and Reinvestment Act of 2009 (the “ARRA”), as enacted and implemented, provides less federal aid to the State than was anticipated in the adopted biennial budget, and the resulting need to implement other revenue enhancements or expenditure reductions, and (f) the effect of the State’s constitutional balanced budget requirement and spending cap provisions on the adoption of the biennial budget and the effect spending constraints might have on the State’s economy. Such factors are continually changing, and no assurances can be given with respect to how such factors or other factors will materialize in the future or what effect they will have on the State’s fiscal and economic condition.

Connecticut’s economic performance is measured by personal income, which has been among the highest in the nation, and gross state product (the market value of all final goods and services produced by labor and

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property located within the State), which demonstrated slower growth in the early 2000s, but expanded at a healthy pace in 2004, surpassing the New England and national growth rates. Since then, Connecticut’s annual growth in gross state product has performed better than the New England region, but mostly slower than the nation. Employment had gained approximately 66,800 jobs by late 2007 since it bottomed out in July of 2003, but in 2008 Connecticut lost jobs.

After enjoying an extraordinary boom during the late 1990s, Connecticut, as well as the rest of the northeast and the nation, experienced an economic slowdown during the recession of the early 2000s. The unemployment rate in the State reached its low of 2.3% in 2000, compared to New England’s average of 2.8% and the national average of 4.0%. After climbing to a high of 5.5% in 2003, Connecticut’s unemployment rate declined to 4.4% for 2006. The current recession brought the unemployment rate up to 5.1% for the first six months of 2008, compared to the New England average of 4.8% and the national average of 5.1% for the same period.

General Fund. The State finances most of its operations through its General Fund. However, certain State functions, such as the State’s transportation budget, are financed through other State funds. General Fund revenues are derived primarily from the collection of State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue. The State, as of the forecast date, expected to derive approximately 76 percent and 72 percent, respectively, of its General Fund revenues from taxes during the 2007-08 fiscal year and the 2008-09 fiscal year.

Budget for Fiscal Years 2007-2008 and 2008-2009. Although the General Assembly did not pass the biennial budget for fiscal years 2007-08 and 2008-09 prior to its adjournment date of June 6, 2007, in a subsequent special session, the General Assembly passed, and the Governor signed into law on June 26, 2007, the biennial budget for fiscal years 2007-08 and 2008-09. The budget for fiscal year 2007-08 included General Fund revenues of $16,315.6 million and net appropriations of $16,314.9 million, resulting in a projected surplus of $0.7 million The budget for fiscal year 2008-09 included General Fund revenues of $17,073.1 million and net appropriations of $17,072.3 million, resulting in a projected surplus of $0.8 million. Pursuant to Public Act No. 07-1 of the September Special Session of the General Assembly, the General Assembly made an additional appropriation of $0.7 million for clean contracting standards, thereby reducing the projected General Fund surplus for the 2008-09 fiscal year to $0.1 million.

The General Assembly also included in the biennial budget (i) the appropriation of $613.7 million of the anticipated fiscal year 2006-07 General Fund surplus funds to pay for various spending items, including $300 million to fund a portion of the State’s contribution to the Teachers’ Retirement Fund and $85 million for debt retirement, (ii) a reduction of lapses in the amount of $96.6 million and (iii) a transfer of $80 million of the anticipated fiscal year 2006-07 General Fund surplus to the budget for the fiscal year ending June 30, 2009, resulting in a net reduction in the anticipated 2006-07 surplus of $790.3 million. According to estimates of the Office of Fiscal Analysis, approximately $471.9 million of the appropriations were for one-time purposes and approximately $318.4 million of the appropriations were for on-going purposes.

The budget was $690.4 million above the expenditure cap in fiscal year 2007-08 and $28.2 million below the expenditure cap in fiscal year 2008-09. In accordance with the provisions of Article XXVIII of the Amendments to the Constitution, the Governor issued a declaration to exceed the State’s expenditure cap in fiscal year 2007-08. This declaration was ratified by a three-fifths vote of each house of the General Assembly.

Fiscal Year 2007-2008 Operations. Pursuant to the Comptroller’s financial statements provided on December 31, 2008, as of June 30, 2008, General Fund revenues were $16,418.8 million, General Fund expenditures and net miscellaneous adjustments were $16,319.4 million and the General Fund balance for the 2007-08 fiscal year was a surplus of $99.4 million The entire surplus was reserved for fiscal year 2008-09 spending.

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Governor’s Proposed Midterm Budget Adjustments. Per Section 4-71 of the Connecticut General Statutes, the Governor is required to submit a status report to the General Assembly on the biennial budget enacted in the previous year. The status report must include any recommendations for adjustments and revisions to the enacted budget.

On February 6, 2008 the Governor submitted to the General Assembly a status report including detailed projections of expenditures and revenues and proposed Midterm Budget Adjustments for the 2007-08 and 2008-09 fiscal years. The General Assembly convened on February 6, 2008 to consider the Governor’s proposed Midterm Budget Adjustments and adjourned on May 7, 2008. The legislature did not make any midterm budget adjustments for the 2008-09 fiscal year in the legislative session which ended May 7, 2008. However, in subsequent special sessions, $79 million was appropriated for energy relief programs in fiscal year 2008-09 and the 2007-08 surplus of $83.4 million, plus the transfer of $16 million pursuant to Section 91 of Public Act No. 07-1 of the June Special Session, was transferred for use in fiscal year 2008-09. In addition, the scheduled increase on July 1, 2008 in the oil companies tax from 7.0% to 7.5% was eliminated.

Fiscal Year 2008-2009 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on August 20, 2008 (as of the period ending July 31, 2008), September 22, 2008 (as of the period ending August 31, 2008), October 20, 2008 (as of the period ending September 30, 2008), November 20, 2008 (as of the period ending October 31, 2008) and December 20, 2008 (as of the period ending November 30, 2008), each for the General Fund for the 2008-09 fiscal year, the General Fund was estimated to have a deficit of $145.7 million, $302.4 million, $107.9 million, $356.3 million and $193.0 million, respectively. In the monthly estimate provided by the Office of Policy and Management on January 20, 2009 for the General Fund for the 2008-09 fiscal year, as of the period ending December 31, 2008, General Fund revenues were estimated at $16,098.0 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,019.7 million and the General Fund was estimated to have a deficit of $921.7 million These revenue estimates include an estimated $40 million from tax amnesty program and $12 million from the escheat of unclaimed bottler deposits and transfers totaling $71.2 million from various funds to the General Fund per Public Act No. 08-1 of the November 24, Special Session and Public Act No. 09-1. The expenditure estimates included three allotment rescissions in 2008 totaling $157 million and two mitigation plans totaling $69.8 million per Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1. The revenue estimates as of December 31, 2008 did not take into account any economic effect as a result of the changes in the financial and credit markets occurring after December 31, 2008 or during the remainder of the fiscal year. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly reports dated September 2, 2008, October 1, 2008 and November 3, 2008, the Comptroller generally agreed with the Office of Policy and Management’s projections as of the periods ending July 31, 2008, August 31, 2008 and September 30, 2008, respectively. In her monthly report dated December 1, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $50 million higher than the Office of Policy and Management’s projection for the same period. In her monthly report dated January 2, 2009, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $150 million higher than the Office of Policy and Management’s projections for the same period. In her monthly report dated February 2, 2009 for the period ending December 31, 2008, the Comptroller’s estimate of the General Fund deficit for the 2008-09 fiscal year was $1.1 billion, which amount was $172.9 million higher than the estimate of the Office of Policy and Management.

Pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint

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standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. Should such plan result in a reduction of more than five percent of total appropriations, approval of the General Assembly would be required. Since July 2008, the Governor has exercised her authority under Section 4-85 of the Connecticut General Statutes in rescinding allotments totaling $157 million in General Fund expenditures. In addition, the Governor has proposed two deficit mitigation packages to address the then projected deficits that exceeded her allotment rescission authority. Public Act No. 08-1 of the November 24, 2008 Special Session and Public Act No. 09-1 were enacted by the General Assembly and resulted in an estimated $193.6 million in deficit mitigation. Even with these changes, on January 20, 2009, the Office of Policy and Management projected a $921.7 million deficit in the General Fund for the 2008-09 fiscal year.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Pursuant to the Comptroller’s unaudited preliminary financial results dated September 1, 2009, the Comptroller estimated the General Fund revenues for the 2008-09 fiscal year were $15,700.8 million, General Fund expenditures and miscellaneous adjustments were $16,626.7 million and the General Fund balance for the 2008-09 fiscal year was estimated to have a deficit of $925.9 million. The Comptroller indicated in her letter that under House Bill No. 6802, the General Assembly approved additional carry forward authority which is accounted for as part of the 2008-09 fiscal year deficit and therefore increases the deficit. Accordingly, the 2008-09 fiscal year deficit would increase to $947.6 million upon the act becoming law. House Bill No. 6802 became law after the date of the Comptroller’s September 1, 2009 results. Pursuant to Public Act No. 09-2 of the June Special Session, for the purpose of funding the deficit in the General Fund for the 2008-09 fiscal year, the Treasurer is authorized to issue notes of the State in an amount not to exceed the amount of such deficit and in such additional amounts as the Treasurer shall determine to pay the costs of issuance of any such notes and interest payable or accrued on such notes through June 30, 2011.

The above projections are only estimates and the information in the Comptroller’s report contains only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2008-09 operations of the General Fund.

Budget for Fiscal Years 2009-2010 and 2010-2011. On June 3, 2009, the General Assembly adjourned its regular 2009 session without adopting a fiscal 2009-2011 biennial budget. Prior to adjournment, the General Assembly passed resolutions calling for a special session to take up matters related to adoption of a budget. The special session was immediately convened at the conclusion of the regular session. During the special session, the General Assembly passed a General Fund budget for the 2009-10 and 2010-11 fiscal years which was subsequently vetoed by the Governor.

The State continued to run its operations pursuant to executive orders issued by the Governor. Authorization to pay debt service on the State’s general obligation bonds remained unaffected. The executive orders directed all department heads and executive branch employees to limit purchases of goods and services and directed all department heads to utilize personnel and other resources in an effective and efficient manner, giving priority to programs that provide direct care services, administer justice and protect the public health and safety. The executive orders covered the months of July, August and the portion of September until the approval of an appropriation act for the fiscal year commencing July 1, 2009.

In a special session, the General Assembly passed the biennial budget for fiscal years 2009-10 and 2010-11 which subsequently became law on September 8, 2009. The enacted budget, Public Act No. 09-3 of June 2009

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Special Session, for fiscal year 2009-10 included General Fund revenues of $17,375.4 million and net appropriations of $17,374.6 million, resulting in a projected surplus of $0.8 million. The budget for fiscal year 2010-11 included General Fund revenues of $17,591.9 million and net appropriations of $17,591.0 million, resulting in a projected surplus of $0.9 million.

The enacted biennial budget raises net revenues from three major resources: 1) grants from the ARRA, 2) transfers from other State funds to the State’s General Fund and securitizations, and 3) net increases in taxes and miscellaneous fees. Federal grants from the ARRA for human services, education, and other economic related stimulus programs total $878.9 million in fiscal year 2009-10 and $594.8 million in fiscal year 2010-11. Major revenues from transfers of other State funds to the State’s General Fund and securitizations include (i) transferring Budget Reserve Funds of $1,039.7 million in fiscal year 2009-10 and $342.0 million in fiscal year 2010-11, and (ii) securitizing $1,290.7 million in fiscal year 2010-11 as amended by Public Act No. 09-7 of the September 2009 Special Session. The significant tax changes include: (i) an increase in the highest income tax rate to 6.5% from 5% for those with taxable incomes over $1 million for joint filers, $800,000 for heads of households, and $500,000 for single filers and married people filing separately, raising approximately $594.0 million in fiscal year 2009-10 and $400.0 million in fiscal year 2010-11; (ii) an imposition of a 10% corporation tax surcharge for the 2009, 2010, and 2011 income years on companies that have (1) $100 million or more in annual gross income in those years and (2) tax liability that exceeds the $250 minimum, raising approximately $74.1 million in fiscal year 2009-10 and $41.1 million in fiscal year 2010-11; (iii) an increase in the cigarette tax rate from $2.00 per pack to $3.00 per pack, raising approximately $94.9 million in fiscal year 2009-10 and $112.4 million in fiscal year 2010-11; (iv) changes in various fees, raising approximately a net total of $108.5 million in fiscal year 2009-10 and $105.9 million in fiscal year 2010-11, and (v) cuts in taxes, including (1) a reduction in the sales and use tax rate to 5.5% from 6%, and (2) a reduction in the estate and gift tax. The reduction of the sales and use tax rate effective January 1, 2010 is expected to result in a revenue loss of approximately $129.5 million in fiscal year 2009-10 and $268.0 million in fiscal year 2010-11. However, if any cumulative monthly financial statement issued by the Comptroller before January 1, 2010 indicated that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 was at least 1% less than the adopted gross tax revenue to the General Fund for fiscal year 2009-10, the tax rate will remain at 6%. If any cumulative monthly financial statement issued after January 1, 2010, and on or before June 30, 2010, indicates that the estimated gross tax revenue to the General Fund to the end of the fiscal year ending June 30, 2010 is at least 1% less than the adopted gross tax revenue to the General Fund, the tax rate will remain at 6%. On the estate and gift taxes, the enacted law will (i) increase the threshold for the value of an estate or gift subject to the estate and gift taxes from $2 million to $3.5 million; (ii) reduce the marginal tax rates by 25%; and (iii) eliminate the tax cliff. These three measures were estimated to reduce revenues by approximately $5.9 million in fiscal year 2009-10 and $70.3 million in fiscal year 2010-11.

The significant changes in appropriations are from State employee personal services reductions, entitlement programs savings, and education grants reductions. Personal services reductions from concessions with a coalition of employee collective bargaining units including wage freezes and a Retirement Incentive Plan are expected to save approximately $191.0 million in fiscal year 2009-10 and $193.7 million in fiscal year 2010-11. Savings from entitlement programs include (i) eliminating nursing home rate increases in reimbursement levels under Medicaid, saving approximately $113.2 million in fiscal year 2009-10 and $162.2 million in fiscal year 2010-11, (ii) reducing managed care organization capitation rates by 6% under both HUSKY A and HUSKY B, saving approximately $50.1 million in fiscal year 2009-10 and $51.8 million in fiscal year 2010-11, and (iii) managing services for aged, blind and disabled individuals who are currently receiving care under the Medicaid fee-for-service program, saving approximately $27.8 million in fiscal year 2009-10 and $80.0 million in fiscal year 2010-11. Education reductions include cuts of grants to (i) the Excess Cost program that reimburses funds to towns, saving approximately $13.4 million each for both fiscal years 2009-10 and 2010-11, (ii) the Priority School District program that assists the neediest communities and funds the School Readiness program, reducing $6.9 million each for both fiscal years 2009-10 and 2010-11, and (iii) the Reading Success program designed to improve kindergarten through grade three reading, saving the State $2.4 million each for both fiscal years 2009-10 and 2010-11.

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In addition, the budget for fiscal year 2010-11 requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a financing plan that will result in net proceeds of up to $1,290.7 million to be used as general revenues of the State during such fiscal year, which may include securitizations as discussed above. The budget also requires the Treasurer and the Secretary of the Office of Policy and Management to jointly develop a plan to sell assets of the State that will result in net proceeds of up to $15 million to be used as general revenues of the State during the 2009-10 fiscal year and $45 million to be used as general revenues of the State during the 2010-11 fiscal year. In addition, the budget for fiscal year 2009-10 requires a reduction of $473.3 million in expenses from budgeted amounts. The budget for fiscal year 2010-11 requires a reduction of $515.2 million of expenses from budgeted amounts.

The budget was $852.4 million below the expenditure cap in fiscal year 2009-10 and $587.0 million below the expenditure cap in fiscal year 2010-11.

Fiscal Year 2009-2010 Operations. Pursuant to Section 4-66 of the Connecticut General Statutes, the Office of Policy and Management provides estimates to the Comptroller by the twentieth day of each month of revenues and expenditures for the current fiscal year for use by the Comptroller in preparing the Comptroller’s monthly report. In the monthly estimates provided by the Office of Policy and Management on October 20, 2009 for the General Fund for the 2009-10 fiscal year, as of the period ending September 30, 2009, General Fund revenues were estimated at $17,203.3 million, General Fund expenditures and miscellaneous adjustments were estimated at $17,591.8 million and the General Fund was estimated to have a deficit of $388.5 million. No assurances can be given that future report estimates will match the Office of Policy and Management’s prior estimates.

By statute, the State’s fiscal position is reported monthly by the Comptroller. In her monthly report dated October 1, 2009 for the period ending August 31, 2009, the Comptroller indicated that although many of the revenue enhancements associated with the budget had not yet appeared within the revenue collection figures, the first quarter revenue trends raised concerns. She indicated that if the first quarter trends continued unabated, even after fully incorporating the projected revenue gains enacted as part of the budget, the revenue shortfall in the General Fund for the 2009-10 fiscal year would exceed $500 million. She further indicated that because it was early in the fiscal year, there was sufficient time for a reversal in the trend to mitigate the shortfall. The Comptroller did not address any increased expenditures, which the Office of Policy and Management projected to be an additional $212.5 million in its October 20, 2009 report. In the Comptroller’s monthly report dated November 1, 2009, the Comptroller estimated a General Fund deficit for the 2009-10 fiscal year of $624 million as of the period ending September 30, 2009. No assurances can be given that future report estimates will match the Office of Policy and Management’s estimates or the Comptroller’s prior estimates.

The Governor may generally reduce budget allotment requests within certain prescribed limits and has done so for the current fiscal year. Additionally, as described above, pursuant to Section 4-85 of the Connecticut General Statutes, whenever the cumulative monthly financial statement issued by the Comptroller indicates a projected General Fund deficit greater than one percent of the total General Fund appropriations, the Governor is required within thirty days to file a report with the joint standing committees of the General Assembly on appropriations and on finance, revenue and bonding. The report must include a plan which the Governor must implement to modify agency allotments to the extent necessary to prevent a deficit. The Governor is required to file such report as a result of the deficit projection included in the Comptroller’s November 1, 2009 report.

The above projections are only estimates and the information in the monthly letters of the Office of Policy and Management to the Comptroller and in the Comptroller’s monthly reports contain only estimates and no assurances can be given that future events will materialize as estimated or that subsequent estimates, adjustments or audit or actions of the General Assembly will not indicate changes in the final result of the fiscal year 2009-10 operations of the General Fund.

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STATE DEBT

Types of State Debt. Pursuant to various public and special acts the State has authorized a variety of types of debt. These types fall generally into the following categories: direct general obligation debt, which is payable from the State’s General Fund; special tax obligation debt, which is payable from specified taxes and other funds which are maintained outside the State’s General Fund; and special obligation and revenue debt, which is payable from specified revenues or other funds which are maintained outside the State’s General Fund. In addition, the State has a number of programs under which the State provides annual appropriation support for, or is contingently liable on, the debt of certain State quasi-public agencies and political subdivisions.

State Direct General Obligation Debt. Statutory Authorization and Security Provisions. In general, the State issues general obligation bonds pursuant to specific statutory bond acts and Section 3-20 of the General Statutes, the State general obligation bond procedure act. That act provides that such bonds shall be general obligations of the State and that the full faith and credit of the State of Connecticut are pledged for the payment of the principal of and interest on such bonds as the same become due. Such act further provides that, as a part of the contract of the State with the owners of such bonds, appropriation of all amounts necessary for the punctual payment of such principal and interest will be made, and the Treasurer will pay such principal and interest as the same become due.

There are no State constitutional provisions precluding the exercise of State power by statute to impose any taxes, including taxes on taxable property in the State or on income, in order to pay debt service on bonded debt now or hereafter incurred. The constitutional limit on increases in General Fund expenditures for any fiscal year does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There are also no constitutional or statutory provisions requiring or precluding the enactment of liens on or pledges of State General Fund revenues or taxes, or the establishment of priorities for payment of debt service on the State’s general obligation bonds. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against the State.

Statutory Debt Limit. Section 3-21 of the General Statutes provides that no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State may be authorized by the General Assembly or issued unless they do not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective or in which such indebtedness is issued, as estimated for such fiscal year by the joint standing committee of the General Assembly having cognizance of finance, revenue and bonding. However, in computing the aggregate amount of indebtedness at any time, revenue anticipation notes having a maturity of one year or less, refunded indebtedness, bond anticipation notes, borrowings payable solely from the revenues of a particular project, the balances of debt retirement funds associated with indebtedness subject to the debt limit as certified by the Treasurer, the amount of federal grants certified by the Secretary of OPM as receivable to meet the principal of certain indebtedness, all authorized and issued indebtedness to fund any budget deficits of the State for any fiscal year ending on or before June 30, 1991 and for the fiscal years ending June 30, 2002 and June 30, 2003, all authorized debt to fund the Connecticut Development Authority’s tax increment bond program, any indebtedness represented by agreements entered into pursuant to certain provisions of the General Statutes, provided the indebtedness in connection with which such agreements were entered into shall be included in such aggregate amount of indebtedness, any indebtedness issued for the purpose of meeting cash flow needs, and any indebtedness issued for the purpose of covering emergency needs in times of natural disaster are excluded or deducted. For purposes of the debt limit statute, all bonds and notes issued or guaranteed by the State and payable from General Fund tax receipts are counted against the limit, except for the exclusions or deductions described above. In addition, the amount of authorized but unissued debt for the UConn 2000 program is limited to the amount permitted to be issued under the cap.

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Under the General Statutes, the Treasurer is required to compute the aggregate amount of indebtedness as of January 1 and July 1 each year and to certify the results of such computation to the Governor and the General Assembly. If the aggregate amount of indebtedness reaches 90% of the statutory debt limit, the Governor must review each bond act for which no bonds, notes or other evidences of indebtedness have been issued, and recommend to the General Assembly priorities for repealing authorizations for remaining projects.

Certain Short-Term Borrowings. The General Statutes authorize the Treasurer, subject to the approval of the Governor, to borrow such funds, from time to time, as may be necessary, and to issue obligations of the State therefor, which must be redeemed by the Treasurer whenever, in the opinion of the Treasurer, there are funds in the treasury available for such purpose. The State has established programs of temporary note issuances from time to time to cover periodic cash flow requirements. On June 18, 2009, pursuant to the Treasurer’s request and the Governor’s approval to borrow funds on a temporary basis from time to time on behalf of the State, the Treasurer arranged with a group of banks a 364-day revolving credit facility in the amount of $580 million.

OTHER FUNDS, DEBT AND LIABILITIES

The State conducts certain of its operations through State funds other than the State General Fund and, pursuant to legislation, may issue debt secured by the special taxes or revenues pledged to certain of such funds. In addition, the State is contingently liable or has limited liability, from the resources of the State’s General Fund, for payment of debt service on certain obligations of quasi-public State agencies and municipalities of the State. The State has also made commitments to municipalities to make future grant payments for school construction projects, payable over a period of years. In addition, the State has committed to apply moneys for debt service on loans to finance child care facilities and has certain other contingent liabilities for future payments.

Transportation Fund and Debt. In 1984 the State adopted legislation establishing a transportation infrastructure program and authorizing special tax obligation (“STO”) bonds to finance the program. The infrastructure program is a continuous program for planning, construction and improvement of State highways and bridges, projects on the interstate highway system, alternate highway projects in the interstate highway substitution program, waterway facilities, mass transportation and transit facilities, aeronautic facilities (excluding Bradley International Airport), the highway safety program, maintenance garages and administrative facilities of the Department of Transportation, payment of the State’s share of the costs of the local bridge program established under the act, and payment of State contributions to the local bridge revolving fund established under the act. The infrastructure program is administered by the Department of Transportation.

The cost of the infrastructure program for State fiscal years 1985-2012, which will be met from federal, State and local funds, is currently estimated at $23.5 billion. The State’s share of such cost, estimated at $9.5 billion, is to be funded from transportation related taxes, fees and revenues deposited in the Special Transportation Fund, as described below, and from the proceeds of STO bonds. The portion of State program costs not financed by STO bonds is estimated at $0.6 billion and includes the expenses of the infrastructure program that either are not sufficiently large or do not have a sufficiently long life expectancy to justify the issuance of long-term bonds. Such expenses currently include liquid resurfacing, minor bridge repairs, highway maintenance activities, safety improvements and other minor transportation improvements.

The State’s share of the cost of the Infrastructure Program for State fiscal years 1985-2012 to be financed by STO bonds currently is estimated at $8.9 billion. The actual amount may exceed $8.9 billion to finance reserves and cost of issuance amounts. The issuance of such STO bonds has eliminated the need for the authorization of additional general obligation bonds of the State for surface transportation purposes. STO bonds may also be issued for the purpose of refunding general obligation bonds of the State issued for transportation infrastructure purposes.

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During fiscal years 1985-2007, $18.3 billion of the total infrastructure program was approved by the appropriate governmental authorities. The remaining $5.2 billion is required for fiscal years 2008-2012. The $5.2 billion of such infrastructure costs is anticipated to be funded with proceeds of $1.8 billion from the anticipated issuance of new STO bonds, $63 million in anticipated revenues, and $3.3 billion in anticipated federal funds.

The State has established the Special Transportation Fund for the purpose of budgeting and accounting for all transportation related taxes, fees and revenues credited to such Fund and securing the STO bonds. STO bonds are payable solely from revenues of the Special Transportation Fund. The aggregate of certain motor fuel taxes, motor vehicle receipts, motor vehicle related licenses, permits and fees, and portions of the oil companies tax and sales tax on motor vehicles and other transportation related revenue sources, including enacted adjustments to all the foregoing sources, are intended to cover the cost of the State’s share of the infrastructure program, including debt service requirements. After providing for debt service requirements, the balance of the receipts from such revenue sources may be applied to the payment of general obligation bonds of the State issued for transportation purposes and for the payment of annually budgeted expenses of the Department of Transportation and the Department of Motor Vehicles.

It is anticipated that additional STO bonds will be authorized by the General Assembly annually in an amount necessary to finance and to complete the infrastructure program. Such additional bonds may be issued on an equal rank with the outstanding bonds provided certain pledged revenue coverage requirements of the STO indentures controlling the issuance of such bonds are met. The State expects to continue to offer bonds for this program.

In addition to STO Bonds, the State has issued direct general obligation bonds for transportation purposes and the debt service on these bonds may be paid from resources of the Special Transportation Fund provided there is sufficient funding first to pay all STO debt service. For the year ended June 30, 2008 the Special Transportation Fund paid $3.1 million of State direct general obligation transportation debt service payments. The amount budgeted by the Special Transportation Fund for State direct general obligation transportation debt service payments for fiscal year 2008-09 was $2.0 million

During the past several years the Fund’s revenues and expenses have undergone a variety of legislative changes. In 2003 legislation provided for a one-time transfer of $52 million from the Fund to the State’s General Fund. In 2004 legislation increased the tax on gasohol and raised various motor vehicle fees resulting in an $18.6 million benefit to the Fund. In 2005 legislation increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $22.5 million in fiscal year 2006, $30 million in fiscal year 2007, $53 million in fiscal year 2008, $79.9 million in each of fiscal years 2009-2013, and $98 million thereafter. In 2006, legislation again increased the scheduled transfers to the Fund from the State’s General Fund from Oil Companies Tax revenue by $80 million in each of fiscal years 2007-2010 and by $100 million in fiscal year 2011 and thereafter. In July 2007 legislation increased the motor fuels tax on each gallon of diesel fuel from $0.26 to $0.37 and correspondingly exempted diesel fuel from the petroleum products gross earnings tax.

A fifteen member Transportation Strategy Board (“TSB”) was established in 2001 to propose a transportation strategy, an implementation cost estimate and funding approaches to the Governor and General Assembly. The TSB’s strategic goals are: 1) improve personal mobility within and through Connecticut; 2) improve the movement of goods and freight within and through Connecticut; 3) integrate transportation with economic, land use, environmental and quality of life issues; 4) develop policies and procedures that will integrate the state economy with regional, national and global economies; and 5) identify policies and sources that provide an adequate and reliable flow of funding necessary for a quality multi-modal transportation system. The TSB presented the initial transportation strategy to the Governor and General Assembly on January 6, 2003. In January 2007, as required in Public Act No. 06-136, the TSB again presented “Connecticut’s Transportation Strategy” to the Governor and General Assembly.

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In order to implement the strategy-related projects submitted by TSB, legislation was passed in 2005 that established fixed transfers from the Special Transportation Fund to the TSB project accounts in the amounts of $25.3 million in fiscal year 2005-06, $20.3 million in fiscal year 2006-07, $15.3 million in each of fiscal years 2007-08 through 2014-15 and $0.3 million in fiscal year 2015-16 and thereafter. In September 2007 legislation authorized the transfer of $5.5 million on deposit in the Special Transportation Fund to the TSB’s project account for various transportation related studies.

Public Acts in 2005 and 2006 authorized the issuance of more than $2.1 billion of special tax obligation bonds for the ten-year period from 2005 to 2014 for transportation system improvements, many of which are TSB-recommended projects. As of February 1, 2009 $2.0 billion of the borrowing authorized is effective with the remaining $100 million becoming effective in fiscal year 2009-10. Legislation passed in 2006 also authorized the issuance of $1.3 billion in bonds in anticipation of future federal transportation funds. Pursuant to Public Act No. 09-2 of the September 2009 Special Session, the General Assembly has authorized special tax obligation bonds of $579.2 million in fiscal year 2009-10 and $265.4 million in fiscal year 2010-11. In November 2009, the State issued $195,970,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series A, $304,030,000 Special Tax Obligation Bonds Transportation Infrastructure Purposes, 2009 Series B (Taxable Build America Bonds—Direct Pay), and $49,775,000 Special Tax Obligation Refunding Bonds Transportation Infrastructure Purposes, 2009 Series C.

Other Special Revenue Funds and Debt

Bradley Airport. Bradley International Airport, located in Windsor Locks, Connecticut, is owned by the State and operated by the Bureau of Aviation and Ports in the State’s Department of Transportation. The General Assembly has authorized the issuance of revenue bonds for improvements at Bradley International Airport, payable from all or a portion of the revenues generated at the airport. Legislation passed in 2001 removed a $294 million bond issuance cap for Bradley Airport but retained the requirement for State Bond Commission approval of any new bond issue. As of February 1, 2009, there were $198.9 million of Bradley International Airport Revenue Bonds outstanding.

The 2001 legislation also established a board of directors to oversee the operation and development of Bradley Airport. The seven-member board includes five appointed members and the Commissioners of Transportation and Economic and Community Development. The Bradley board is charged with a wide range of duties and responsibilities, including developing an organizational and management structure, approving the annual capital and operating budget, master plan, and community relations policies of the airport, and ensuring customer service standards and performance assessments.

Additional special obligation bonds to finance self-sustaining special facilities at Bradley International Airport payable solely from the revenues derived from such special facilities were authorized in 1993. In March 2000 the State issued $53.8 million of Bradley International Airport Special Obligation Parking Revenue Bonds to finance the construction of a five story parking garage facility at the airport and, as of February 1, 2009, $44.7 million of such bonds were outstanding.

The board of directors of Bradley Airport and the State Bond Commission approved a transaction authorizing the State Treasurer to refund Bradley International Airport General Airport Revenue Bonds, Series 2001A (AMT) for expected delivery in 2011 or thereafter and to enter into a forward starting interest rate swap transaction for the purpose of locking in current market savings. Pursuant to such authorization the State entered into certain swap agreements in April 2006.

Clean Water Fund. The General Assembly has authorized the issue of up to $1,753.4 million of revenue bonds, of which $1,209.28 million have been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. The revenue bonds are payable solely from the revenues or other receipts, funds or moneys pledged therefor. The proceeds of the revenue bonds are loaned

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primarily to Connecticut municipalities to finance water pollution control and drinking water improvements, and the loan repayments by the municipalities secure the bonds. The loans are evidenced by interim funding obligations and project loan obligations of the municipalities, pursuant to which either the full faith and credit of each such municipality is pledged, or the revenues and other funds of a municipal sewer system are pledged. The General Assembly has authorized the issue of up to $1,833.4 million of revenue bonds, of which $1,408.7 million has been issued, for the purpose of funding various State and federally mandated water pollution control and drinking water projects. As of October 1, 2009 $853.9 million of revenue bonds were outstanding (including refunding bonds).

Unemployment Compensation. The State pays unemployment compensation benefits from the State’s Unemployment Compensation Fund, which is funded by unemployment compensation taxes collected from employers. In 1993, the State responded to a deficit in the Fund by, among other things, issuing three series of special obligation bonds totaling $1,020.7 million to repay certain federal borrowings and to fund certain reserves. All of these bonds were defeased in June 2001. To fund future shortfalls, the State has reserved the authority to issue bonds in an aggregate amount outstanding at any time not in excess of $1,000 million, plus amounts for certain reserves and costs of issuance. The State has not incurred any additional borrowing since 1993 other than borrowings from the Federal Unemployment Trust Fund for cash flow purposes, which have been repaid prior to September 30 in each case and which therefore have not been subject to federal interest charges.

Second Injury Fund. The Second Injury Fund is a State-run workers’ compensation insurance fund which pays lost wages and medical benefits to qualified injured workers. The State established the Second Injury Fund in 1945 to encourage the hiring of persons with pre-existing physical impairments, such as veterans, and to provide relief to employers when an injured worker, who already had a pre-existing injury or condition, was hurt on the job and the second injury was made worse by the existence of the first injury. In 1995 and 1996, the State enacted legislation to close the Second Injury Fund to future second injury claims. Those laws authorized the issuance of an amount not to exceed $750 million in revenue bonds and notes outstanding at any one time to provide funds for paying past claims. No bonds are currently outstanding. The State’s management objective is to pay additional claims and settlements from current income and, if necessary, short term borrowings.

Rate Reduction Bonds. The General Assembly authorized the issuance of special obligation bonds to sustain funding of the conservation and load management and the renewable energy investment programs established under the general statutes. The State issued $205.3 million of Special Obligation Rate Reduction Bonds (2004 Series A) in June 2004. These bonds were defeased on June 5, 2008. The bonds were secured by certain revenues collected through a non-bypassable charge imposed upon each customer of the electric utilities within the State. Such revenues are property of the State and are pledged towards payment of debt service on the bonds and related costs, which pledge is a first priority lien on such revenues. The net proceeds of the bonds were deposited in the General Fund.

Contingent Liability Debt. The General Assembly has the power to impose limited or contingent liabilities upon the State in such a manner as it may deem appropriate and as may serve a public purpose. This power has been used to support the efforts of quasi-public agencies, municipalities and other authorities formed to carry out essential public and governmental functions by authorizing these entities to issue indebtedness backed, partially or fully, by General Fund resources of the State. Not all entities that are authorized to issue such indebtedness have done so, and the description below of the State’s limited or contingent liability is restricted only to specific indebtedness backed by the State.

Special Capital Reserve Funds. The primary vehicle through which the State has undertaken contingent or limited liability is the special capital reserve fund. A special capital reserve fund, if established, provides additional security for bonds issued by the entity authorized to establish such a reserve fund. Subject to exceptions in the legislation authorizing the establishment of a particular special capital reserve fund, monies held in and credited to a special capital reserve fund are intended to be used solely for the payment of the

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principal of bonds secured by such special capital reserve fund, the purchase of such bonds, the payment of interest on such bonds or the payment of any redemption premium required to be paid when such bonds are redeemed prior to maturity. The special capital reserve fund is frequently funded with bond proceeds to a specified amount (the minimum of which is often the maximum annual principal and interest payments due on the bonds). The State undertakes the obligation to restore a special capital reserve fund to its minimum level. The method for determining such required minimum capital reserve is set out in the legislation authorizing the special capital reserve fund. If the special capital reserve fund should fall below the required minimum capital reserve amount, an official of the authority or municipality which established the special capital reserve fund must certify to the Secretary of the Office of Policy and Management or the State Treasurer or both the amount necessary to restore such special capital reserve fund to the required minimum capital reserve amount. On or before December 1, annually, the amount specified in the certificate is deemed to be appropriated from the State’s General Fund and must be allotted and paid to the entity that established the special capital reserve fund. On an annual basis, the State’s liability under any special capital reserve fund mechanism is limited to its obligation to restore that fund to its minimum capital reserve amount.

Quasi-Public Agencies. The State has established by legislation several quasi-public agencies. These quasi-public agencies are not departments, institutions or agencies of the State. They are, however, bodies politic and corporate that constitute public instrumentalities and political subdivisions of the State and whose exercise of authority granted to them is deemed to be the performance of an essential public and governmental function. These organizations provide a wide range of services that might otherwise be provided directly by the State. Among the public authorities are: the Connecticut Development Authority, the Connecticut Health and Educational Facilities Authority, the Connecticut Higher Education Supplemental Loan Authority, the Connecticut Housing Finance Authority, the Connecticut Resources Recovery Authority and the Capital City Economic Development Authority. Each of these public authorities is authorized to issue bonds in its own name to facilitate its activities and each has issued bonds secured by a special capital reserve fund, or other contractual arrangement, for which the State has limited contingent liability.

Assistance to Municipalities. In addition to the limited or contingent liabilities that the State has undertaken in connection with the activities of its quasi-public agencies, the State has undertaken certain limited or contingent liabilities to assist municipalities. The State currently has limited or contingent liabilities outstanding in connection with bonds or other obligations issued by the City of Waterbury and the Southeastern Connecticut Water Authority. The State previously was obligated pursuant to the establishment of a special capital reserve fund to secure certain bonds issued by the City of Bridgeport to fund its past budget deficits; however such bonds were refunded by the city in 1996. The State previously had guaranteed debt service on bonds of the City of West Haven, but an irrevocable escrow has been established to pay such bonds. Legislation also authorized distressed municipalities, in certain circumstances and subject to various conditions, to issue deficit funding obligations secured by a special capital reserve fund. There are no such obligations currently outstanding.

School Construction Grant Commitments. The State is obligated to various cities, towns and regional school districts under a grant-in-aid public school building program to fund certain of the costs of construction and alteration of school buildings or to support part of the debt service payments on municipal debt issued to fund the State’s share of such school building projects. For certain school projects approved by the General Assembly, cities, towns and districts are ranked according to their adjusted equalized net grand list per capita and based on such rankings a percentage is assigned which determines the amount of grant money a town or regional school district is eligible to receive for a project or type of project authorized by the legislature and approved by the Commissioner of Education.

For school construction projects approved during the 1997 legislative session and thereafter, the State pays the costs of its share of construction projects on a progress payment basis during the construction period. Each year the legislature authorizes grant commitments which vary in amounts from year to year. The State has authorized new school construction grant commitments of approximately $400 million which take effect in the 2009-10 fiscal year. As of June 30, 2009, the Commissioner estimates that current grant obligations under the

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grant program established in 1997 are approximately $2,450 million, which includes approximately $6,900 million of grants approved as of such date less payments already made of $4,450 million.

Prior to 1997 the grant program was conducted differently. For certain school projects grants for construction costs are paid to the cities, towns and districts in installments which correspond to the number and time of principal payments due on municipal bonds, or temporary notes renewed for a third or subsequent year, issued to finance project costs. If a project is fully paid from sources other than borrowing, such grants are paid in five annual installments. Grants in support of interest payments correspond to the number and time of such interest payments. As of June 30, 2009, under the grant program prior to 1997 the State is obligated to various cities, towns and regional school districts for approximately $314 million in aggregate principal installment payments and $57 million aggregate interest subsidies, for a total of $371 million. Funding for these payments may come from future State direct general obligation bond sales. No new grant commitment can be authorized under this program.

The legislature has authorized bonds for both grant programs based on the amount of grants that the Commissioner of Education estimates will be paid during each fiscal year. Since there is generally a lapse of one or more years from the time grant commitments are approved to the time grant payments are required to be made, the amount of unpaid grant commitments will be significantly greater than the amount of bonds authorized to fund the grant commitments.

Child Care Facilities Debt Service Commitments. Legislation enacted in 1997 authorized the Connecticut Health and Educational Facilities Authority (CHEFA) to issue bonds and loan the proceeds to various entities to finance child care facilities. The Department of Social Services may enter into commitments to apply monies for each such entity to pay the debt service on the loans in amounts sufficient to cover a portion of the debt service on CHEFA’s bonds. Legislation enacted in 1999 provided for the obligation of the Department of Social Services to make debt service payments to be made by the State Treasurer. Any obligation by the Department of Social Services or the State Treasurer to pay is subject to annual appropriation. CHEFA first issued special obligation bonds under this program in 1998. As of February 1, 2009 CHEFA had approximately $69.6 million bonds outstanding under this program with annual debt service of approximately $5.4 million, of which the Department of Social Services is committed to pay approximately $4.5 million. The remaining portion of debt service is to be paid from Department of Education and Department of Social Services intercepts of revenues from providers. Two other Child Care Facilities programs also authorize the Commissioner of the Department of Social Services to enter into guaranties of loans made to entities to finance the development of child care and child development centers or programs. CHEFA is administering this program on behalf of the Department, and is currently limiting the aggregate amount of guaranties to the balance of monies in the reserve funds for the respective programs.

Other Contingent Liabilities. The Connecticut Lottery Corporation (the “Corporation”) was created in 1996 as a public instrumentality of the State to operate the State’s lottery pursuant to the Connecticut Lottery Corporation Act (the “CLC Act”). The State and the Corporation purchase annuities under group contracts with insurance companies which provide payments corresponding to the obligation for payments to lottery prize winners. The State has transferred to the Corporation all annuities purchased by it and the Corporation has assumed responsibility for the collection of revenue generated from the lottery and for the payment of all lottery prizes. Under the CLC Act, the termination of the Corporation would not affect any outstanding contractual obligation of the Corporation and the State would succeed to the obligations of the Corporation under any such contract. As of June 30, 2008 the current and long term liabilities of the Corporation total $291 million.

PENSION AND RETIREMENT SYSTEMS

State Employees’ Retirement Fund. The State Employees’ Retirement Fund is one of the systems maintained by the State with approximately 53,196 active members, 1,592 inactive (vested) members and 38,093 retired members as of June 30, 2008. Generally, employees hired before July 1, 1984 participate in the Tier I plan, which includes employee contributions. As of July 1, 2008 approximately 13% of the total work force was

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covered under the Tier I Plan. Other employees generally participate in the Tier II plan, which is non-contributory and provides somewhat lesser benefits. As of July 1, 2008, approximately 42% of the total workforce was covered under the Tier II plan. Employees hired after July 1, 1997 participate in the Tier IIA plan, which requires contributions from its employee members. As of July 1, 2008, approximately 45% of the total work force was covered under the Tier IIA Plan. Since fiscal year 1978-79, payments into the State Employees’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal year 2003-04, have been sufficient to meet benefits paid from the fund in such year. Payments into the fund are made from employee contributions, General and Special Transportation Fund appropriations and grant reimbursements from Federal and other funds. State contributions to the fund are made monthly on the basis of transfers submitted by the Office of the State Comptroller.

Full actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation of November 2008 indicated that, as of June 30, 2007, the State Employees’ Retirement Fund had assets with an actuarial value of $9,585 0 million and as of June 30, 2008, the State Employees’ Retirement Fund had assets with an actuarial value of $9,990.2 million. The actuarial valuation was based upon an 8.25% earnings assumption and the effect of phasing in an approximately 4.8% negative return on plan assets for the 2007-08 fiscal year. The Treasurer has realized an annualized net return of 6.06% on investment assets in the State Employees’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.43% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the State Employees’ Retirement Fund had a funded ratio of 51.9% on a projected basis. As of June 30, 2008 the market value of the fund’s investment assets, as reported in the actuarial valuation, was $9,329,175,038. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions, and the current market value of the fund’s investment assets is lower than it was at June 30, 2008. As of June 30, 2009, the market value of the fund’s investment assets was $7,320,843,712.

The November 2008 actuarial valuation determined the following employer contribution requirements, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet Governmental Accounting Standards Board (“GASB”) standards: (i) $897.4 million for fiscal year 2009-10, and (ii) $944.1 million for fiscal year 2010-11. The annual contribution requirements for fiscal years 2009-10 and 2010-11 include amounts which may be required pursuant to the Supreme Court’s decision in the case of Longley v. State Employees Retirement Commission, which requires that the plaintiffs’ final pro-rated longevity payment be included in the earnings calculations for purposes of calculating their retirement incomes. The State met 99.25% of its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirements for fiscal year 2008-09, $575.8 million was appropriated from the General Fund and the Special Transportation Fund. The Office of Policy and Management projects that contributions to the fund for fiscal year 2008-09 from grant reimbursements from federal and other funds will be sufficient to meet the balance of the required annual contribution.

Teachers’ Retirement Fund. The Teachers’ Retirement Fund, administered by the Teachers’ Retirement Board, provides benefits for any teacher, principal, supervisor, superintendent or other eligible employee in the public school systems of the State, with certain exceptions. While establishing salary schedules for teachers, municipalities do not provide contributions to the maintenance of the fund. As of June 30, 2008, there were 61,421 active and former employees with accrued and accruing benefits and 28,609 retired members.

Since fiscal year 1978-79, payments into the Teachers’ Retirement Fund and investment income in each fiscal year, with the exception of fiscal years 2003-04 and 2004-05, have been sufficient to meet benefits paid from the fund in such year. Contributions to the fund are made by employees and by General Fund appropriations from the State. State contributions to the fund are made quarterly on the basis of certifications submitted by the Teachers’ Retirement Board and are funded with annual appropriations from the General Fund.

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Actuarial valuations are performed as of June 30th of each even-numbered year. The most recent actuarial valuation dated November 12, 2008 indicated that, as of June 30, 2008, the Teachers’ Retirement Fund had assets, inclusive of the cost-of-living adjustment reserve account, with an actuarial value of $15,271.0 million. The actuarial valuation was based upon an 8.50% earnings assumption. The Treasurer has realized an annualized net return of 6.13% on investment assets in the Teachers’ Retirement Fund over the past ten years (fiscal year 1998-99 through fiscal year 2007-08) and an annualized net return of 9.56% over the past five years (fiscal year 2003-04 through fiscal year 2007-08). The November 2008 actuarial valuation indicated that as of June 30, 2008 the Teachers’ Retirement Fund had a funded ratio of 70.1% on a projected basis. As of June 30, 2008, the market value of the fund’s investment assets, as reported in the actuarial valuation, was $14,551,467,434. The market value of the fund’s investment assets is continually subject to change based on a variety of factors, including changes in the financial and credit markets and general economic conditions and the current market value of the fund’s investment assets is lower than it was at June 30, 2008. As of June 30, 2009, the market value of the fund’s investment assets was $11,396,681,762.

The actuarial valuation dated November 29, 2006 determined the following employer contribution requirements, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions, which contributions are sufficient to meet GASB standards: (i) $518.6 million for fiscal year 2007-08, and (ii) $539.3 million for fiscal year 2008-09. The State met its annual contribution requirement for fiscal year 2007-08. To meet the State’s annual contribution requirement for fiscal year 2008-09, $539.3 million has been appropriated. The actuarial valuation dated November 12, 2008 determined the following employer contribution requirements, which are sufficient to meet GASB standards: (i) $559.2 million for fiscal year 2009-10, and (ii) $581.6 million for fiscal year 2010-11.

Public Act No. 07-186 authorized the issuance of general obligation bonds (“TRF Bonds”) of the State in amounts sufficient to fund a $2.0 billion deposit to the Teachers’ Retirement Fund plus amounts required for costs of issuance and up to two years of capitalized interest. The Secretary of the Office of Policy and Management and the State Treasurer subsequently determined that issuance of such bonds would be in the best interests of the State, and in April 2008 the State issued $2,276,578,270.75 of such bonds.

Section 8 of Public Act No. 07-186 provides that, in each fiscal year that any TRF Bonds (or any refunding bonds) are outstanding, an amount equal to the annual required contribution to the Teachers’ Retirement Fund is deemed to be appropriated from the General Fund, and such amount must be deposited in the fund in such fiscal year. The amounts of the annual required contributions for each biennial budget are based on the actuarial valuation required to be completed by the December 1 prior to the beginning of the next biennial budget. Under Section 8 the State has pledged to and agreed with the holders of any TRF Bonds that, so long as the actuarial evaluation of the Teachers’ Retirement Fund is completed and the certification of the annual contribution amounts is made as required by Section 8, no public or special act of the General Assembly shall diminish such required contribution until such bonds, together with interest thereon, are fully met and discharged unless adequate provision is made by law for the protection of the holders of the bonds. Such contributions may be reduced in any biennium, however, if (i) the Governor declares an emergency or the existence of extraordinary circumstances (which may include changes in actuarial methods or accounting standards) in which the provisions of Section 4-85 of the Connecticut General Statutes is invoked, (ii) at least three-fifths of the members of each Chamber of the General Assembly vote to diminish such required contributions during the biennium for which the emergency or extraordinary circumstances are determined, and (iii) the funded ratio of the fund is at least equal to the funded ratio immediately after the sale of the bonds in accordance with the actuarial method used at the time. If such conditions are met, the funding of the annual required actuarial contribution may be diminished, but in no event may such diminution result in a reduction of the funded ratio of the fund by more than 5% from (i) the funded ratio which would otherwise have resulted had the State funded the full required contribution or (ii) the funded ratio immediately after the sale of the bonds, whichever is greater.

The statutory provisions that govern pension benefits payable from the Teachers’ Retirement Fund include certain cost of living adjustments. Public Act No. 07-186 added a provision limiting cost-of-living adjustments

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for employees hired after July 1, 2007, but also removed a statutory provision that subjected certain annual cost of living adjustments in pension benefits to a limit based on funds available from earnings on fund investments which exceeded an 11.5% return. Such excess earnings were held in the cost-of-living adjustment reserve account until applied to provide for cost of living adjustments. Although there are other statutory limits on the cost of living adjustments, it is anticipated that the removal of the limit based on available earnings that exceeded an 11.5% return will cause an increase in the aggregate actuarial accrued liability of the fund. One preliminary report estimated that these changes could increase the unfunded actuarial accrued liability by approximately $1.0 billion. This preliminary estimate was based on various assumptions and no assurances can be given that subsequent projections or the next actuarial report will not result in a higher estimate.

Other Retirement Systems. The other minor retirement systems funded by the State include the Judges, Family Support Magistrates and Compensation Commissioners Retirement System (the Judicial Retirement System), the General Assembly Pension System, the State Attorneys’ Retirement Fund and the Public Defenders’ Retirement Fund. As of June 30, 2008, there were approximately 225 active members of these plans and approximately 254 retired members. Unclassified employees of the Connecticut State System of Higher Education and the central office staff of the Department of Higher Education are eligible to participate in the Connecticut Alternate Retirement Program. This program is a defined contribution program, and thus the State has no unfunded liability with respect to the program. All member contributions and State appropriations are held in a separate retirement fund by the Treasurer who may invest and reinvest as much of the fund’s assets as are not required for current disbursements, which are composed primarily of benefit payments. Any employee who elects or has elected to participate in the program may elect to receive a refund of all contributions made by the employee into the state employees retirement system in lieu of receiving any pension benefits under said retirement system.

The State is the administrator of the Connecticut Municipal Employees’ Retirement System and the Connecticut Probate Judges and Employees’ Retirement System. As the administrator of these systems the State owes a fiduciary obligation to these systems; however, the State has no direct financial liability to pay benefits under these systems.

Social Security and Other Post-Employment Benefits. State employees, except for police and members of a retirement system other than the State Employees’ Retirement Fund, whose employment commenced after February 21, 1958 are entitled to Social Security coverage. Certain employees hired prior to that date have also elected to be covered. Pursuant to a collective bargaining agreement, state police hired on or after May 8, 1984 are entitled to Social Security coverage. As of June 30, 2008, approximately 62,828 State employees were entitled to Social Security coverage. The amount expended by the State for Social Security coverage for fiscal year 2007-08 was $298.6 million Of this amount, $221.3 million was paid from the General Fund and $14.4 million was paid from the Special Transportation Fund.

The State provides post-retirement health care and life insurance benefits to all employees who retire from State employment. The State finances the cost of such benefits on a pay-as-you-go basis; as such, the State has not established any fund for the accumulation of assets with which to pay post-retirement health care and life insurance benefits in future years. The State will need to make significant General Fund appropriations for such benefits each fiscal year. For fiscal year 2008-09 $484.2 million was appropriated.

Implementation of GASB Statement No. 45 regarding accounting and financial reporting for postemployment benefits other than pensions requires the State to obtain an analysis of the unfunded actuarial accrued liability of such post-retirement health care and life insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The State has received an actuarial report dated March 2007 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System. The report indicated an OPEB actuarial accrued liability as of April 1, 2006 estimated to range from $11.4 billion to $21.7 billion. The amounts depend

D-17

upon various assumptions including those with respect to medical cost inflation rates, the establishment of a trust to fund those liabilities, the amount of initial and annual amounts deposited in such a trust and discount rates. The report used discount rates ranging from 4.5% to 8.5%. The amount of the annual required contribution under these various assumptions ranged from $1.0 billion to $1.6 billion for fiscal year 2006-07, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. Additional assumptions were also tested for sensitivity analysis which produced different results. The annual required contribution included the cost for both current eligible employees and retirees. The State has received an interim actuarial valuation dated February 16, 2009 with respect to the State’s liability for post-retirement health care benefits for persons covered under the State Employees Retirement System and other State retirement systems, excluding the Teachers’ Retirement System, based upon the stated assumptions of the March 2007 actuarial report but reflecting actual increases in the State’s medical and dental costs between April 1, 2006 and June 30, 2008. The report indicates an OPEB actuarial accrued liability as of June 30, 2007 of up to $23.1 billion and a projected actuarial accrued liability as of June 30, 2008 of up to $24.6 billion on an unfunded basis with no valuation assets available to offset the liabilities of the plan. The interim actuarial valuation determined an employer contribution requirement for fiscal year 2007-08 of up to $1.66 billion on an unfunded basis, based on a projected unit credit actuarial cost method and level percent-of-payroll contributions. The State paid $458.4 million for eligible employees and $415.4 million for retirees for health care costs in fiscal year 2006-07. The State paid $480.0 million for eligible employees and $468.8 million for retirees for health care costs in fiscal year 2007-08.

The State makes a General Fund appropriation to the Teachers’ Retirement Fund to cover one-third of retiree health insurance costs plus any portion of the balance of such costs which is not funded from the amounts available in the Teachers’ Retirement Health Insurance Fund. The amount of $24.4 million has been appropriated for such purpose for fiscal year 2008-09. Fund assets do not constitute plan assets for purposes of GASB Statements Nos. 43 and 45 and for actuarial valuation purposes fund assets are not treated as valuation assets available to offset the accrued liability of the plan. It is anticipated that significant General Fund appropriations will be required for each fiscal year to meet retiree health insurance costs. Legislation which became effective July 1, 1998 generally requires the State to subsidize the health insurance costs of retired teachers who are not members of the Teachers’ Retirement Board’s health benefit plan in a manner consistent with its prior practice of subsidizing the health insurance costs of those retired teachers who were members of the Board’s health benefit plan. Legislation which became effective July 1, 2008 generally requires the State to subsidize a portion of the health insurance costs of retired teachers who have attained normal retirement age, are ineligible to participate in Medicare Part A and pay to participate in local board of education retiree health benefit plans. Since July 1, 1994, retiree health benefits have been self-insured.

Implementation of GASB Statement No. 45 requires the State to obtain an analysis of the unfunded actuarial accrued liability of such retiree health insurance benefits and to recognize the annual required contribution to fund that actuarial liability in its financial statements commencing with those for fiscal year 2007-08. The Teachers’ Retirement Board has received an actuarial valuation of the State’s liability with respect to postretirement health care benefits for members of the Teachers’ Retirement Fund. The report indicates an actuarial accrued liability as of June 30, 2008 of $2,318.8 million on an unfunded basis, based upon certain stated assumptions including a 4.5% earnings assumption and a 30 year amortization period and no valuation assets available to offset the liabilities of the plan. The actuarial valuation determined a $116.7 million employer contribution requirement for fiscal year 2008-09 and $121.3 million for fiscal year 2009-10, based on an individual entry-age actuarial cost method and level percent-of-payroll contributions. The State paid $20.7 million for post-retirement health insurance costs for fiscal year 2007-08. The valuation noted that if the plan were prefunded the actuarial accrued liability as of June 30, 2008 would be reduced to $1.52 billion based on a 7.5% earnings assumption, which would result in a $67.9 million employer contribution requirement for fiscal year 2008-09.

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APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

ColumbiaSM Acorn® Fund

ColumbiaSM Acorn International®

ColumbiaSM Acorn International Select®

ColumbiaSM Acorn Select®

ColumbiaSM Acorn USA®

Columbia Asset Allocation Fund

Columbia Asset Allocation Fund II

Columbia Balanced Fund

Columbia Blended Equity Fund

Columbia Bond Fund

Columbia California Intermediate Municipal Bond Fund

Columbia California Tax-Exempt Fund

Columbia Connecticut Intermediate Municipal Bond Fund

Columbia Connecticut Tax-Exempt Fund

Columbia Conservative High Yield Fund

Columbia Contrarian Core Fund

Columbia Convertible Securities Fund

Columbia Core Bond Fund

Columbia Corporate Income Fund (formerly known as Columbia Income Fund)

Columbia Disciplined Value Fund

Columbia Dividend Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Federal Securities Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia Global Value Fund

Columbia Greater China Fund

Columbia High Income Fund

Columbia High Yield Municipal Fund

Columbia High Yield Opportunity Fund

Columbia Intermediate Bond Fund

Columbia Intermediate Municipal Bond Fund

Columbia International Bond Fund

Columbia International Growth Fund

Columbia International Stock Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Growth Fund

Columbia Large Cap Index Fund

Columbia Large Cap Value Fund

Columbia Liberty Fund

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Marsico 21st Century Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Global Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Massachusetts Intermediate Municipal Bond Fund

Columbia Massachusetts Tax-Exempt Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia Mid Cap Growth Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Multi-Advisor International Equity Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia New York Intermediate Municipal Bond Fund

Columbia New York Tax-Exempt Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Oregon Intermediate Municipal Bond Fund

Columbia Overseas Value Fund

Columbia Pacific/Asia Fund

Columbia Real Estate Equity Fund

Columbia Rhode Island Intermediate Municipal Bond Fund

Columbia Select Large Cap Growth Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short Term Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia Short-Intermediate Bond Fund

Columbia Small Cap Core Fund

Columbia Small Cap Growth Fund I

Columbia Small Cap Growth Fund II

Columbia Small Cap Index Fund

Columbia Small Cap Value Fund I

Columbia Small Cap Value Fund II

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Strategic Income Fund

Columbia Strategic Investor Fund

Columbia Tax-Exempt Fund

Columbia Technology Fund

ColumbiaSM Thermostat Fund®

Columbia Total Return Bond Fund

Columbia U.S. Treasury Index Fund

Columbia Value and Restructuring Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

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APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

F-1

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

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Appendix C – Statement of Additional Information of Columbia Short Term Bond Fund

C-1

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION

September 27, 2010

Fund
Columbia Asset Allocation Fund II
Class A: PHAAX	Class B: NBASX	Class C: NAACX	Class Z: NPRAX
Columbia California Intermediate Municipal Bond Fund
Class A: NACMX	Class B: —	Class C: —	Class Z: NCMAX
Columbia Convertible Securities Fund
Class A: PACIX	Class B: NCVBX	Class C: PHIKX	Class I: —
Class Z: NCIAX
Columbia Georgia Intermediate Municipal Bond Fund
Class A: NGIMX	Class B: NGITX	Class C: NGINX	Class Z: NGAMX
Columbia Global Value Fund
Class A: NVVAX	Class B: NGLBX	Class C: NCGLX	Class Z: NVPAX
Columbia High Income Fund
Class A: NAHAX	Class B: NHYBX	Class C: NYICX	Class Z: NYPAX
Columbia International Value Fund
Class A: NIVLX	Class B: NBIVX	Class C: NVICX	Class I: —
Class R: CIVRX	Class Z: EMIEX
Columbia Large Cap Core Fund
Class A: NSGAX	Class B: NSIBX	Class C: NSGCX	Class I: —
Class W: CLCWX	Class Z: NSEPX
Columbia Large Cap Enhanced Core Fund
Class A: NMIAX	Class R: CCERX	Class I: —	Class Y: CECYX
Class Z: NMIMX
Columbia Large Cap Index Fund
Class A: NEIAX	Class B: CLIBX	Class Z: NINDX
Columbia Large Cap Value Fund
Class A: NVLEX	Class B: NVLNX	Class C: NVALX	Class I: —
Class R: CVURX	Class W: CLVWX	Class Y: CLCYX	Class Z: NVLUX
Columbia LifeGoal® Balanced Growth Portfolio
Class A: NBIAX	Class B: NLBBX	Class C: NBICX	Class R: CLBRX
Class Z: NBGPX
Columbia LifeGoal® Growth Portfolio
Class A: NLGIX	Class B: NLGBX	Class C: NLGCX	Class R: CLGRX
Class Z: NGPAX
Columbia LifeGoal® Income and Growth Portfolio
Class A: NLGAX	Class B: NLIBX	Class C: NIICX	Class R: CLIRX
Class Z: NIPAX
Columbia LifeGoal® Income Portfolio
Class A: NLFAX	Class B: NLOBX	Class C: NLFCX	Class Z: CLGZX
Columbia Marsico 21st Century Fund
Class A: NMTAX	Class B: NMTBX	Class C: NMYCX	Class R: CMTRX
Class Z: NMYAX
Columbia Marsico Focused Equities Fund
Class A: NFEAX	Class B: NFEBX	Class C: NFECX	Class I: —
Class Z: NFEPX
Columbia Marsico Global Fund
Class A: COGAX	Class C: COGCX	Class R: COGRX	Class Z: COGZX

Fund
Columbia Marsico Growth Fund
Class A: NMGIX	Class B: NGIBX	Class C: NMICX	Class I: —
Class R: CMWRX	Class W: CMSWX	Class Z: NGIPX
Columbia Marsico International Opportunities Fund
Class A: MAIOX	Class B: MBIOX	Class C: MCIOX	Class I: —
Class R: CMORX	Class Z: NMOAX
Columbia Maryland Intermediate Municipal Bond Fund
Class A: NMDMX	Class B: NMITX	Class C: NMINX	Class Z: NMDBX
Columbia Masters International Equity Portfolio
Class A: CMTAX	Class B: CMTBX	Class C: CMTCX	Class R: CMERX
Class Z: CMTZX
Columbia Mid Cap Index Fund
Class A: NTIAX	Class R: —	Class Z: NMPAX
Columbia Mid Cap Value Fund
Class A: CMUAX	Class B: CMUBX	Class C: CMUCX	Class I: —
Class R: CMVRX	Class R4*: —	Class W: CMUWX	Class Y: CMVYX
Class Z: NAMAX
Columbia Multi-Advisor International Equity Fund
Class A: NIIAX	Class B: NIENX	Class C: NITRX	Class I: —
Class R: CIERX	Class R4*: —	Class W: CMAWX	Class Z: NEIQX
Columbia North Carolina Intermediate Municipal Bond Fund
Class A: NNCIX	Class B: NNITX	Class C: NNINX	Class Z: NNIBX
Columbia Overseas Value Fund
Class A: ––	Class C: —	Class R: —	Class Z: COSZX
Columbia Short Term Bond Fund
Class A: NSTRX	Class B: NSTFX	Class C: NSTIX	Class I: ––
Class R: CSBRX	Class R4*: —	Class W: CSBWX	Class Y: CSBYX
Class Z: NSTMX
Columbia Short Term Municipal Bond Fund
Class A: NSMMX	Class B: NSMNX	Class C: NSMUX	Class Z: NSMIX
Columbia Small Cap Growth Fund II
Class A: NSCGX	Class B: NCPBX	Class C: NCPCX	Class Z: PSCPX
Columbia Small Cap Index Fund
Class A: NMSAX	Class Z: NMSCX
Columbia Small Cap Value Fund II
Class A: COVAX	Class B: COVBX	Class C: COVCX	Class I: —
Class R: CCTRX	Class Z: NSVAX
Columbia South Carolina Intermediate Municipal Bond Fund
Class A: NSCIX	Class B: NISCX	Class C: NSICX	Class Z: NSCMX
Columbia Total Return Bond Fund
Class A: NSFAX	Class B: NSFNX	Class C: NSFCX	Class Z: NSFIX
Columbia Virginia Intermediate Municipal Bond Fund
Class A: NVAFX	Class B: NVANX	Class C: NVRCX	Class Z: NVABX
Columbia Corporate Bond Portfolio
Shares: NCOBX
Mortgage- and Asset-Backed Portfolio
Shares: NMTGX

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with a Fund’s current prospectus. Share classes marked with an “*” have not yet commenced operations as of the date of this SAI. The most recent annual report for each Fund, which includes the Fund’s audited financial statements for its most recent fiscal period, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiamanagement.com.

C-6518 A (9/10)

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online at www.columbiamanagement.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administrative Services Agreement	The administrative services agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Management Investment Advisers, LLC

Adviser	Columbia Management Investment Advisers, LLC

Ameriprise Financial	Ameriprise Financial, Inc.

Asset Allocation Fund II	Columbia Asset Allocation Fund II

BANA	Bank of America, National Association

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

Brandes	Brandes Investment Partners, L.P.

California Intermediate Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Adviser or its affiliates and principally underwritten by Columbia Management Investment Distributors, Inc., including funds using the RiverSource, Threadneedle and Seligman brands and funds using the Columbia brand

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex using the Columbia brand

Convertible Securities Fund	Columbia Convertible Securities Fund

Custodian or State Street	State Street Bank and Trust Company

Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares

Distributor	Columbia Management Investment Distributors, Inc.

FDIC	Federal Deposit Insurance Corporation

Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of Columbia Funds Master Investment Trust, LLC (CMIT)

FHLMC	The Federal Home Loan Mortgage Corporation

Fitch	Fitch, Inc.

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust.

Georgia Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund

Global Value Fund	Columbia Global Value Fund

GNMA	Government National Mortgage Association

High Income Fund	Columbia High Income Fund

Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds

Interested Trustee	A Trustee of the Board who is currently treated as an “interested person” (as defined in the 1940 Act) of the Funds

International Value Fund	Columbia International Value Fund

Investment Management Services Agreement	The investment management services agreement between the Trust, on behalf of the Funds, and the Adviser

Investment Sub-Advisory Agreement	The investment subadvisory agreement among the Trust on behalf of the Fund(s), the Adviser and a Fund’s investment subadviser(s), as the context may require

IRS	United States Internal Revenue Service

Large Cap Core Fund	Columbia Large Cap Core Fund

Large Cap Enhanced Core Fund	Columbia Large Cap Enhanced Core Fund

Large Cap Index Fund	Columbia Large Cap Index Fund

Large Cap Value Fund	Columbia Large Cap Value Fund

LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio

LifeGoal® Growth Portfolio	Columbia LifeGoal® Growth Portfolio

LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio

LifeGoal® Income Portfolio	Columbia LifeGoal® Income Portfolio

LifeGoal® Portfolios	Each of LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, LifeGoal® Income and Growth Portfolio and LifeGoal® Income Portfolio

LIBOR	London Interbank Offered Rate

MacKay Shields	MacKay Shields LLC, the investment subadviser to High Income Fund

Marsico	Marsico Capital Management, LLC

Marsico 21st Century Fund	Columbia Marsico 21st Century Fund

Marsico Focused Equities Fund	Columbia Marsico Focused Equities Fund

Marsico Global Fund	Columbia Marsico Global Fund

Marsico Growth Fund	Columbia Marsico Growth Fund

Marsico International Opportunities Fund	Columbia Marsico International Opportunities Fund

Maryland Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund

Masters International Equity Portfolio	Columbia Masters International Equity Portfolio

Mid Cap Index Fund	Columbia Mid Cap Index Fund

Mid Cap Value Fund	Columbia Mid Cap Value Fund

Moody’s	Moody’s Investors Service, Inc.

Multi-Advisor International Equity Fund	Columbia Multi-Advisor International Equity Fund

NASDAQ	National Association of Securities Dealers Automated Quotations system

North Carolina Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Overseas Value Fund	Columbia Overseas Value Fund

The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Previous Administrator	Columbia Management Advisors, LLC

Previous Adviser	Columbia Management Advisors, LLC

Previous Distributor	Columbia Management Distributors, Inc.

Previous Transfer Agent	Columbia Management Services, Inc.

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Internal Revenue Code of 1986, as amended

S&P	Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor

Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

Short Term Bond Fund	Columbia Short Term Bond Fund

Short Term Municipal Bond Fund	Columbia Short Term Municipal Bond Fund

Small Cap Growth Fund II	Columbia Small Cap Growth Fund II

Small Cap Index Fund	Columbia Small Cap Index Fund

Small Cap Value Fund II	Columbia Small Cap Value Fund II

South Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund

Total Return Bond Fund	Columbia Total Return Bond Fund

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Virginia Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds currently include more than 100 mutual funds in major asset classes, and the Adviser had approximately $301.8 billion assets under management as of June 30, 2010.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Funds and portfolios that bore the “Columbia” and “Columbia Acorn” brands prior to September 27, 2010 are collectively referred to herein as the Legacy Columbia funds. For a list of Legacy Columbia funds, see Appendix E. Funds and portfolios that historically bore the RiverSource, Seligman and Threadneedle brands, including those renamed to bear the “Columbia” brand effective September 27, 2010, as well as certain other funds are collectively referred to as the Legacy RiverSource funds. For a list of Legacy RiverSource funds, see Appendix F.

Funds with a fiscal year end of February 28

On or about September 26, 2005, the names of certain of the Funds were changed as follows: Nations Convertible Securities Fund to Columbia Convertible Securities Fund, Nations Value Fund to Columbia Large Cap Value Fund, Nations Marsico 21st Century Fund to Columbia Marsico 21st Century Fund, Nations MidCap Value Fund to Columbia Mid Cap Value Fund, Nations SmallCap Value Fund to Columbia Small Cap Value Fund II, Nations Strategic Growth Fund to Columbia Large Cap Core Fund, Nations Marsico Focused Equities Fund to Columbia Marsico Focused Equities Fund, Nations Marsico Growth Fund to Columbia Marsico Growth Fund, Nations Small Company Fund to Columbia Small Cap Growth Fund II, Nations Global Value Fund to Columbia Global Value Fund, Nations Marsico International Opportunities Fund to Columbia Marsico International Opportunities Fund, Nations International Equity Fund to Columbia Multi-Advisor International Equity Fund, Nations International Value Fund to Columbia International Value Fund, Nations LargeCap Index Fund to Columbia Large Cap Index Fund, Nations MidCap Index Fund to Columbia Mid Cap Index Fund, Nations SmallCap Index Fund to Columbia Small Cap Index Fund and Nations LargeCap Enhanced Core Fund to Nations Large Cap Enhanced Core Fund.

On February 28, 2008, each of Large Cap Core Fund, Marsico Focused Equities Fund and Small Cap Growth Fund II converted from a feeder fund in a master/feeder structure to a stand-alone fund. On November 10, 2008, Marsico Growth Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund.

Prior to August 2006, Convertible Securities Fund, Global Value Fund, Large Cap Value Fund, Marsico 21st Century Fund, Marsico International Opportunities Fund, Multi-Advisor International Equity Fund, Mid Cap Value Fund, Small Cap Value Fund II, Large Cap Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Large Cap Enhanced Core Fund each had a fiscal year end of March 31.

Prior to October 2007, International Value Fund, Large Cap Core Fund, Marsico Focused Equities Fund, Marsico Growth Fund and Small Cap Growth Fund II each had a fiscal year end of March 31.

International Value Fund is a Feeder Fund that seeks to achieve its investment objective by investing substantially all of its assets in another mutual fund (the Master Portfolio) with the same investment objective, principal investment strategies and investment risks. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC. As of March 30, 2007, Columbia Funds Master Investment Trust, LLC converted from a Delaware statutory trust to a Delaware limited liability company. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this SAI.

Each of the Funds represents a separate series of the Trust and is an open-end management investment company. Each of the Funds is diversified, except Marsico Focused Equities Fund. Each of the Funds has a fiscal year end of February 28. For more information on the classes of shares offered by the Funds, see Capital Stock and Other Securities.

Funds with a fiscal year end of March 31

On September 26, 2005, the names of certain of the Funds were changed as follows: Asset Allocation Fund to Columbia Asset Allocation Fund II, Nations California Intermediate Municipal Bond Fund to Columbia California Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund to Columbia Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund to Columbia Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund to Columbia North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund to Columbia South Carolina Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund to Columbia Virginia Intermediate Municipal Bond Fund, Nations Short-Term Income Fund to Columbia Short Term Bond Fund, Nations Short-Term Municipal Income Fund to Columbia Short Term Municipal Bond Fund, Nations Bond Fund to Columbia Total Return Bond Fund, Nations High Yield Bond Fund to Columbia High Income Fund, Nations LifeGoal® Growth Portfolio to Columbia LifeGoal® Growth Portfolio, Nations LifeGoal® Balanced Growth Portfolio to Columbia LifeGoal® Balanced Growth Portfolio, Nations LifeGoal® Income and Growth Portfolio to Columbia LifeGoal® Income and Growth Portfolio and Nations LifeGoal® Income Portfolio to Columbia LifeGoal® Income Portfolio.

On February 28, 2008, High Income Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund.

Each of the LifeGoal® Portfolios is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

Masters International Equity Portfolio was first offered as a series of the Trust on February 15, 2006. The Portfolio is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

Each of the Funds represents a separate series of the Trust and, except for the Maryland Intermediate Municipal Bond Fund, is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31. For more information on the classes of shares offered by the Funds, see Capital Stock and Other Securities.

ABOUT THE FUNDS’ INVESTMENTS

The investment objectives, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Adviser and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Adviser and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Overseas Value Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies;

2.	Purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3.	Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7.	Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief obtained by the Fund.

Each Fund other than Overseas Value Fund may not, as a matter of fundamental policy:

1.	Underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies;

2.	Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate;

3.	Purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts;

4.	Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds;

5.	Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds;

6.	Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds; and

7.

Except Marsico Focused Equities Fund and Maryland Intermediate Municipal Bond Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

As a matter of fundamental policy, under normal circumstances, California Intermediate Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund, each will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

As a matter of fundamental policy, under normal circumstances, Short Term Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

Non-Fundamental Investment Policies

Fund	May Not Invest more than 15% of its net assets in illiquid securities(a)	May not sell securities short(b)	May not purchase securities of other investment companies(c)	Provides 60 day notice in connection with Rule 35d-1 changes(d)
Asset Allocation Fund II	✓	✓	✓
California Intermediate Municipal Bond Fund	✓	✓	✓
Convertible Securities Fund	✓	✓	✓	✓
Corporate Bond Portfolio	✓	✓	✓	✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓
Global Value Fund	✓	✓	✓	✓
High Income Fund	✓	✓	✓	✓
International Value Fund	✓	✓	✓	✓
Large Cap Core Fund	✓	✓	✓	✓
Large Cap Enhanced Core Fund	✓	✓	✓	✓
Large Cap Index Fund	✓	✓	✓	✓
Large Cap Value Fund	✓	✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓
LifeGoal® Growth Portfolio	✓	✓	✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓
LifeGoal® Income Portfolio	✓	✓	✓
Marsico 21st Century Fund	✓	✓	✓	✓
Marsico Focused Equities Fund	✓	✓	✓	✓
Marsico Global Fund	✓	✓	✓	✓
Marsico Growth Fund	✓	✓	✓	✓
Marsico International Opportunities Fund	✓	✓	✓	✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓
Masters International Equity Portfolio	✓	✓	✓	✓
Mid Cap Index Fund	✓	✓	✓	✓
Mid Cap Value Fund	✓	✓	✓	✓
Mortgage- and Asset- Backed Portfolio	✓	✓	✓	✓
Multi-Advisor International Equity Fund	✓	✓	✓	✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓
Overseas Value Fund	✓	✓	✓

Fund	May Not Invest more than 15% of its net assets in illiquid securities(a)	May not sell securities short(b)	May not purchase securities of other investment companies(c)	Provides 60 day notice in connection with Rule 35d-1 changes(d)
Short Term Bond Fund	✓	✓	✓	✓
Short Term Municipal Bond Fund	✓	✓	✓	✓
Small Cap Growth Fund II	✓	✓	✓	✓
Small Cap Index Fund	✓	✓	✓	✓
Small Cap Value Fund II	✓	✓	✓	✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓
Total Return Bond Fund	✓	✓	✓	✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓

[a]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, invest more than 15% of their net assets in illiquid securities. “Illiquid Securities” is defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security.

[b]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

[c]

Funds with a check mark in this column may not, as a matter of non-fundamental policy, purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of one of these Funds are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

[d]

To the extent a Fund with a check mark in this column is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Marsico Focused Equities Fund and Maryland Intermediate Municipal Bond Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Funds total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Fund to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Adviser may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, the Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies certain types of securities in which each Fund is permitted to invest, including certain types of securities that are described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectuses (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectuses (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash. It may do so without limit, when the Adviser or the Fund’s subadviser, if applicable: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Fund Investments

Investment Type	Asset Allocation Fund II	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	Global Value Fund	High Income Fund	International Value Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓

Investment Type	Asset Allocation Fund II	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	Global Value Fund	High Income Fund	International Value Fund
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓		✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings			✓	✓		✓	✓	✓
Investing in a Master Portfolio								✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓		✓
Municipal Securities	✓	✓		✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓		✓
Standby Commitments	✓
Stripped Securities	✓		✓	✓		✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Asset Allocation Fund II	California Intermediate Municipal Bond Fund	Convertible Securities Fund	Corporate Bond Portfolio	Georgia Intermediate Municipal Bond Fund	Global Value Fund	High Income Fund	International Value Fund
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓		✓
Warrants and Rights	✓		✓	✓		✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓		✓	✓		✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates					✓	✓	✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓		✓	✓	✓	✓	✓
Investing in a Master Portfolio					✓	✓	✓	✓

Investment Type	Large Cap Core Fund	Large Cap Enhanced Core Fund	Large Cap Index Fund	Large Cap Value Fund	LifeGoal® Balanced Growth Portfolio	LifeGoal® Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓	✓
Municipal Securities					✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Standby Commitments					✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Asset-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓	✓
Custody Receipts and Trust Certificates							✓

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓	✓		✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓	✓
Municipal Securities			✓			✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓

Investment Type	Marsico 21st Century Fund	Marsico Focused Equities Fund	Marsico Global Fund	Marsico Growth Fund	Marsico International Opportunities Fund	Maryland Intermediate Municipal Bond Fund	Masters International Equity Portfolio
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓
Standby Commitments			✓				✓
Stripped Securities	✓	✓	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓	✓

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓		✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓		✓	✓
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓		✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓	✓	✓

Investment Type	Mid Cap Index Fund	Mid Cap Value Fund	Mortgage- and Asset- Backed Portfolio	Multi-Advisor International Equity Fund	North Carolina Intermediate Municipal Bond Fund	Overseas Value Fund	Short Term Bond Fund	Short Term Municipal Bond Fund
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓		✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓	✓	✓
Initial Public Offerings		✓	✓	✓		✓	✓	✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓		✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓		✓	✓
Municipal Securities			✓		✓		✓	✓
Participation Interests	✓	✓	✓	✓	✓		✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓		✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓	✓			✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓		✓	✓
Warrants and Rights	✓	✓	✓	✓		✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓		✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓		✓	✓

Investment Type	Small Cap Growth Fund II	Small Cap Index Fund	Small Cap Value Fund II	South Carolina Intermediate Municipal Bond Fund	Total Return Bond Fund	Virginia Intermediate Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓
Bank Obligations
Domestic	✓	✓	✓	✓	✓	✓
Foreign	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓

Investment Type	Small Cap Growth Fund II	Small Cap Index Fund	Small Cap Value Fund II	South Carolina Intermediate Municipal Bond Fund	Total Return Bond Fund	Virginia Intermediate Municipal Bond Fund
Custody Receipts and Trust Certificates
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Arrangements)	✓	✓	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓	✓	✓
Initial Public Offerings	✓		✓		✓
Investing in a Master Portfolio
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓
Municipal Securities				✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓
Standby Commitments
Stripped Securities	✓	✓	✓		✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓		✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓		✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk reflects the risk that a holder of asset-backed securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered

Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. Common stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status.

Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and/or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Adviser. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Adviser. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges — principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Adviser’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Adviser may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Adviser will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Adviser will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. If a Fund invests in tax-exempt securities, it may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Adviser, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

The successful use of a Fund’s options strategies depends on the ability of the Adviser to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. Although a Fund will take an option position only if the Adviser believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, that it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Adviser, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund’s prospectuses) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Index Options. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Foreign Stock Index Options. A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Adviser’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Adviser determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Adviser believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities.

Other risks of investing in foreign securities include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investing in a Master Portfolio

Investing in a Master Portfolio is the way in which the Fund may seek to achieve its investment objective. The 1940 Act permits the Fund, under certain conditions, to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, the Fund (the Feeder Fund) invests all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks as the Feeder Fund. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC, which is organized as a limited liability company under the laws of the State of Delaware, and is itself a registered investment company in the Columbia Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with other Master Portfolios, may invest in the Master Portfolio from time to time. Accordingly, there also may be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio that may have higher or lower fees and expenses than those of the Feeder Fund and that, therefore, may have different performance results than the Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale. For example, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to the Feeder Fund alone, as well as, over time, to enjoy other benefits associated with achieving economies of scale.

Investing in a Master Portfolio is subject to certain risks. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by the Fund’s shareholders). This could cause the Feeder Fund to withdraw its investment in the Master Portfolio. The Feeder Fund also may withdraw its investment in the Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action should be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having, for example, the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment adviser to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and the Feeder Fund, such as decreased economies of scale and increased per share operating expenses.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

Except with respect to funds structured as funds-of-funds or so-called master/feeder funds, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by

Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Adviser to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Adviser’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933Act. Investments in these restricted securities may be determined to be liquid (able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Fund’s Trustees. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets. A Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Mortgage-backed securities may be issued or guaranteed by GNMA (also known as Ginnie Mae), FNMA (also known as Fannie Mae), or FHLMC (also known as Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the companies’ securities fell sharply in 2008 due to concerns that the firms did not have sufficient capital to offset losses. In mid-2008, the U.S. Treasury was authorized to increase the size of home loans that FNMA and FHLMC could purchase in certain residential areas and, until 2009, to lend FNMA and FHLMC emergency funds and to purchase the companies’ stock. In September 2008, the U.S. Treasury announced that FNMA and FHLMC had been placed in conservatorship by the Federal Housing Finance Agency (FHFA), a newly created independent regulator. In addition to placing the companies in conservatorship, the U.S. Treasury announced three additional steps that it intended to take with respect to FNMA and FHLMC. First, the U.S. Treasury has entered into “Preferred Stock Purchase Agreements” (PSPAs) under which, if the FHFA determines that FNMA’s or FHLMC’s liabilities have exceeded its assets under generally accepted accounting principles, the U.S. Treasury will contribute cash capital to the company in an amount equal to the difference between liabilities and assets. The PSPAs are designed to provide protection to the senior and subordinated debt and the mortgage-backed securities issued by FNMA and FHLMC. Second, the U.S. Treasury established a new secured lending credit facility that was available to FNMA and FHLMC until December 2009. Third, the U.S. Treasury initiated a temporary program to purchase FNMA and FHLMC mortgage-backed securities that concluded in December 2009. Although the U.S. Government has provided support to FNMA and FHLMC, there can be no assurances that it will support these and other government sponsored enterprises in the future.

CMOs are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, any credit enhancer and/or the underlying mortgage borrower has defaulted on its obligations. Credit risk is increased for mortgage-backed securities that are backed by mortgages to so-called subprime borrowers (who may pose a greater risk of defaulting on their loans) or that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Funds ordinarily purchase municipal securities whose interest, in the opinion of bond counsel, is excluded from gross income for federal income tax purposes. The opinion of bond counsel may assert that such interest is not an item of tax preference for the purposes of the alternative minimum tax or is exempt from certain state or local taxes. There is no assurance that the applicable taxing authority will agree with this opinion. In the event, for example, the IRS determines that an issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result, reporting such income as taxable.

For more information about the economic conditions, legal matters and key risks associated with investments in certain states, see Appendix D.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown of the auction process can occur. In the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. Repurchase agreements generally are subject to counterparty risk.

If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS), can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Permissible Fund Investments — Variable- and Floating-Rate Obligations for more information.

U.S. Government obligations also include senior unsecured debt securities issued between October 14, 2008 and June 30, 2009 by eligible issuers (including U.S. depository institutions insured by the FDIC (and certain affiliates), U.S. bank holding companies and certain U.S. savings and loan holding companies) that are guaranteed by the FDIC under its Temporary Liquidity Guarantee Program (the “TLGP”). The FDIC’s guarantee under the TLGP will expire upon the earlier of (i) maturity of such security or (ii) June 30, 2012. It is the view of the FDIC and the staff of the Securities and Exchange Commission that any debt security that is guaranteed by the FDIC under the TLGP and that has a maturity that ends on or before June 30, 2012 would be a security exempt from registration under Section 3(a)(2) of the Securities Act of 1933 because such security would be fully and unconditionally guaranteed by the FDIC.

Investing in securities guaranteed under the TLGP is subject to certain risks. Given that there is a limited track record for securities guaranteed under the TLGP, it is uncertain whether such securities will continue to trade in line with recent experience in relation to treasury and government agency securities in terms of yield spread and the volatility of such spread and it is uncertain how such securities will trade in the secondary market and whether that market will be liquid or illiquid. The TLGP is a new program that is subject to change. In order to collect from the FDIC under the TLGP, a claims process must be followed. Failure to follow the claims process could result in a loss to the right to payment under the guarantee. In addition, guarantee payments by the FDIC under the TLGP may be delayed.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating-rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Adviser may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in a committed line of credit (Line of Credit). Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities.

Pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from or lend money to other funds in the Columbia Funds Family or any other registered investment company advised by the Adviser or its affiliates for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Adviser believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

Subject to its fundamental and non-fundamental investment policies, a Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund’s successful use of short sales also will be subject to the ability of the Adviser to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Adviser will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of the Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, the Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans by the Fund are made pursuant to agreements that require that loans be secured continuously by collateral in cash. The Fund retains all or a portion of the income received on investment of cash collateral. A borrower will pay to the Fund an amount equal to any dividends or interest received on securities loaned, but the borrower typically will receive a portion of the income earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, the Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

The Fund typically invests the cash collateral it receives in connection with its securities lending program directly or indirectly in high quality, short-term investments. The Fund may invest some or all of such cash collateral in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Fund’s securities lending agent or its affiliates. The securities lending agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the securities lending agent receives asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the securities lending agent (or its affiliate) and the Fund with respect to the management of such cash collateral.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectuses for that Fund.

In any particular year, market conditions may result in greater rates than are presently anticipated. The rate of a Fund’s turnover may vary significantly from time to time depending on the volatility of economic and market conditions.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of each Fund’s portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding a Fund’s portfolio securities is in the best interests of Fund shareholders and to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Fund, on the other. These policies and procedures provide that a Fund’s portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board is updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit the Adviser and a Fund’s other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. The same policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Funds covered by this SAI. The Adviser also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•

For equity, convertible, balanced and asset allocation Columbia Funds, other than small cap and specialty Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately but no earlier than 15 calendar days after such month-end.

•

For small cap and specialty Columbia Funds and those Columbia Funds that are sub-advised by Marsico and Brandes, subadvisers for certain Columbia Funds, a complete list of portfolio holdings as of a month end is posted approximately but no earlier than 30 calendar days after such month-end.

•	For fixed-income funds, a complete list of portfolio holdings as of a calendar quarter-end is posted approximately but no earlier than 30 calendar days after such quarter-end.

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For money market funds, a complete list of fund portfolio holdings as of month-end are posted on the Columbia Funds’ website on a monthly basis, approximately five business days after such month-end. Commencing with the month-end holdings as of September 2010 and thereafter, such month-end holdings will be continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the fund’s most recent 12 months of publicly available filings on Form N-MFP. Additionally, as of September 2010 and thereafter, money market fund portfolio holdings information posted on the website will, at minimum, include with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the amortized cost value. The money market funds will also disclose on the website the overall weighted average maturity and weighted average life maturity of a holding.

The Adviser makes publicly available information regarding certain Columbia Fund’s largest five to fifteen holdings, as a percent of the market value of the Columbia Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website generally no earlier than fifteen (15) days following the month-end.

The Adviser may also disclose more current portfolio holdings information as of specified dates on the Columbia Funds’ website.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds’ policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice. The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Columbia Funds, the Adviser and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Adviser; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Adviser, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include each Columbia Fund’s subadviser(s) (if any), the Columbia Funds’ custodian, sub-custodians, independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

Each Columbia Fund’s Board has adopted policies to ensure that the Columbia Fund’s holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (“PHC”). The PHC is comprised of members from the Adviser’s legal department, the

Adviser’s compliance department, and the Columbia Funds’ President. The PHC has been authorized by each Columbia Fund’s Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment adviser, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by either the Columbia Fund’s President, Chief Compliance Officer or General Counsel or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Columbia Funds’ shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Standard & Poor’s	None	Use to maintain ratings for certain money market funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Adviser’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Adviser’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letters and management’s discussion of Columbia Fund performance.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Adviser’s specifications for use in the reconciliation process.	Daily

FactSet Research Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Adviser and Marsico, subadviser to certain Columbia Funds.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Adviser uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Institutional Shareholder Services (ISS)	None	Proxy voting administration and research on proxy matters utilized by MacKay Shields LLC, subadviser for certain Columbia Funds.	Daily

Cogent Consulting LLC	None	Utilized by Marsico, subadviser for certain Columbia Funds, to facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s	None	Ongoing portfolio surveillance for ratings it maintains on certain money market funds.	Monthly

Kynex	None	Use to provide portfolio attribution reports.	Daily

Bowne & Co.	None	Use for printing of the following materials: prospectuses, supplements and SAIs.	Monthly/ quarterly

Bloomberg	None	Use for portfolio analytics.	Daily

Barclays Point	None	Use for analytics including risk and attribution assessment.	Daily

Broadridge Financial Solutions, Inc.	None	Proxy voting and research utilized by Marsico, subadviser to certain Columbia Funds.	Daily

Investment Technology Group, Inc. (ITG, formerly known as Macgregor)	None	Order management system utilized by Marsico, subadviser for certain Columbia Funds that stores trading data and is used for trading and compliance purposes.	Ad hoc

Advent/AXP	None	Portfolio accounting system utilized by Marsico, subadviser to certain Columbia Funds, for both portfolio accounting and internal recordkeeping purposes.	Ad hoc

Investment Technology Group, Inc. (ITG, formerly known as Plexus Group)	None	Evaluation and assessment of trading activity, execution and practices by the Adviser.	Five days after quarter-end

BANA and State Street	None	Credit analysis performed by lenders.	Ad hoc

State Street	None	Use to provide custodian services.	Real time

Lipper	None	Use to create metrics for board and executive management reporting, product and marketing analysis, and fund performance.	Daily

Morningstar, Inc.	None	Use for independent research and ranking of Columbia Funds.	Daily

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser and Investment Advisory Services

Columbia Management Investment Advisers, LLC (formerly, RiverSource Investments, LLC) (the Adviser) is the investment adviser and administrator of the Funds. The Adviser is a wholly-owned subsidiary of Ameriprise Financial. Ameriprise Financial is located at 1099 Ameriprise Financial Center, Minneapolis, MN 55474. The Adviser is located at 100 Federal Street, Boston, MA 02110. Prior to May 1, 2010, Columbia Management Advisors, LLC (the Previous Adviser), a wholly-owned subsidiary of Bank of America, was the Funds’ investment adviser and administrator.

The International Value Fund is a Feeder Fund and does not pay investment advisory fees because it invests all of its assets in Columbia International Value Master Portfolio. The Adviser earns its fee as the investment adviser to the Columbia International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the International Value Fund’s prospectus.

Services Provided

Under the Investment Management Services Agreement, the Adviser has contracted to furnish each Fund with investment research and advice. For these services, each Fund pays a monthly fee to the Adviser based on the average of the daily closing value of the total net assets of a Fund for such month. Under the Investment Management Services Agreement, any liability of the Adviser to the Trust, a Fund and/or its shareholders is limited to situations involving the Adviser’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.

The Investment Management Services Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Adviser or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund. The Investment Management Services Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from May 1, 2010 and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Adviser pays all compensation of the Trustees and officers of the Trust who are employees of the Adviser, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Adviser and except to the extent required by law to be paid or reimbursed by the Adviser, the Adviser does not have a duty to pay any Fund operating expense incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders.

The Adviser, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Investment Management Services Agreement.

Advisory Fee Rates Paid by the Funds

Each Fund pays the Adviser an annual fee for its investment advisory services, as set forth in the Investment Management Services Agreement, and as shown in the section entitled Fees and Expenses of the Fund/Portfolio – Annual Fund/Portfolio Operating Expenses in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Adviser also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Adviser receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion and up to $3 billion	In excess of $3 billion and up to $6 billion	In excess of $6 billion
California Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Georgia Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Global Value Fund	0.90%	0.85%	0.80%	0.75%	0.73%	0.71%
International Value Fund*	0.85%	0.80%	0.75%	0.70%	0.68%	0.66%
Large Cap Core Fund	0.60%	0.55%	0.50%	0.45%	0.43%	0.41%
Large Cap Enhanced Core Fund	0.35%	0.30%	0.25%	0.20%	0.18%	0.16%
Large Cap Value Fund	0.60%	0.55%	0.43%	0.43%	0.43%	0.41%
Marsico 21st Century Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Marsico Focused Equities Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Marsico Growth Fund	0.75%	0.70%	0.65%	0.60%	0.58%	0.56%
Maryland Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Multi-Advisor International Equity Fund	0.70%	0.65%	0.60%	0.55%	0.53%	0.51%
North Carolina Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
South Carolina Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Total Return Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%
Virginia Intermediate Municipal Bond Fund	0.40%	0.35%	0.32%	0.29%	0.28%	0.27%

*	Investment advisory fees are paid by Columbia International Value Master Portfolio, the Master Portfolio of the Feeder Fund.

Fund	All assets
Asset Allocation Fund II	0.60%
Corporate Bond Portfolio	0.00%
LifeGoal® Balanced Growth Portfolio	0.25%
LifeGoal® Growth Portfolio	0.25%
LifeGoal® Income and Growth Portfolio	0.25%
Large Cap Index Fund	0.10%
Marsico Global Fund	0.80%
Marsico International Opportunities Fund	0.80%
Masters International Equity Portfolio	0.00%
Mid Cap Index Fund	0.10%
Mortgage- and Asset-Backed Portfolio	0.00%
Overseas Value Fund	0.82%
Short Term Bond Fund	0.30%
Small Cap Index Fund	0.10%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion and up to $1.5 billion	In excess of $1.5 billion
Convertible Securities Fund	0.65%	0.60%	0.55%	0.50%
High Income Fund	0.55%	0.52%	0.49%	0.46%
Mid Cap Value Fund	0.65%	0.60%	0.55%	0.50%

Fund	First $500 million	In excess of $500 million
Short Term Municipal Bond Fund	0.30%	0.25%

Fund	First $500 million	In excess of $500 million and up to $1 billion	In excess of $1 billion
Small Cap Growth Fund II	0.70%	0.65%	0.60%
Small Cap Value Fund II	0.70%	0.65%	0.60%

For LifeGoal® Income Portfolio, the Adviser is entitled to receive an investment advisory fee of 0.50% on LifeGoal® Income Portfolio’s average daily net assets based on assets that are invested in individual securities, Mortgage- and Asset-Backed Portfolio and Corporate Bond Portfolio. LifeGoal® Income Portfolio is not charged an advisory fee on its assets that are invested in other Columbia Funds (excluding Mortgage- and Asset-Backed Portfolio and Corporate Bond Portfolio. Actual management fees will be charged to the LifeGoal® Income Portfolio based on a weighted average of applicable underlying assets of the Portfolio).

Advisory Fees Paid by the Funds

The Previous Adviser received fees from the Funds for its services as reflected in the following charts, which show the advisory fees paid to and, as applicable, waived/reimbursed by the Previous Adviser, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Advisory Fee Paid	$2,864,932	$3,723,034	$6,072,972
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Global Value Fund
Advisory Fee Paid	$600,279	$1,445,555	$3,094,056
Amount Reimbursed	—	—	—
Amount Waived	$187,426	—	—

Large Cap Enhanced Core Fund
Advisory Fee Paid	$1,787,603	$2,181,829	$2,717,957
Amount Reimbursed	—	—	$366,741
Amount Waived	$151,553	$431,216	—

Large Cap Index Fund
Advisory Fee Paid	$2,231,458	$2,246,733	$2,721,298
Amount Reimbursed	—	—	$1,647,710
Amount Waived	$1,389,496	$1,330,267	—

Large Cap Value Fund
Advisory Fee Paid	$11,014,155	$13,798,451	$19,857,743
Amount Reimbursed	—	—	—
Amount Waived	$66,850	—	$216,667

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Marsico 21st Century Fund
Advisory Fee Paid	$25,152,257	$11,168,797	$42,309,565
Amount Reimbursed	—	—	—
Amount Waived	—	$415,508	$114,774

Marsico Global Fund**
Advisory Fee Paid	$37,247	$30,317	N/A
Amount Reimbursed	—	—	N/A
Amount Waived	$178,993	—	N/A

Marsico International Opportunities Fund
Advisory Fee Paid	$10,350,691	$19,536,182	$26,230,465
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mid Cap Index Fund
Advisory Fee Paid	$1,614,963	$1,674,088	$2,134,906
Amount Reimbursed	—	—	$1,787,724
Amount Waived	$907,678	$1,688,944	—

Mid Cap Value Fund
Advisory Fee Paid	$20,846,297	$22,018,205	$22,654,210
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Multi-Advisor International Equity Fund
Advisory Fee Paid	$9,501,068	$12,759,354	$16,139,511
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Overseas Value Fund***
Advisory Fee Paid	$58,138	$59,187	N/A
Amount Reimbursed	$133,414	$208,317	N/A
Amount Waived	—	—

Small Cap Index Fund
Advisory Fee Paid	$1,163,978	$1,162,242	$1,544,845
Amount Reimbursed	—	—	—
Amount Waived	$43,874	—	—

Small Cap Value Fund II
Advisory Fee Paid	$8,000,936	$7,949,823	$5,519,875
Amount Reimbursed	—	—	—
Amount Waived	—	—	—
Recovery of Fees Waived or Expenses Reimbursed by the Previous Adviser	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Marsico Global Fund commenced operations in April 2008 and therefore paid no advisory fees prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no advisory fees prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*		Fiscal Period Ended February 29, 2008*		Fiscal Year Ended March 31, 2007*
International Value Fund**
Advisory Fee Paid	$13,867,175	$18,922,007		$28,581,565		$32,446,266
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		—		—

Large Cap Core Fund
Advisory Fee Paid	$5,991,679	$6,940,605		$22,723	***	$8,858,839
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		—		—

Marsico Focused Equities Fund
Advisory Fee Paid	$18,946,739	$7,416,891		$78,891	***	$27,024,538
Amount Reimbursed	—	—		—		—
Amount Waived	—	$224,668		$29,325		—

Marsico Growth Fund
Advisory Fee Paid	$23,646,080	$7,022,977	[1]	$36,479,028	[2]	$30,737,961
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		$88,981		—

Small Cap Growth Fund II
Advisory Fee Paid	$2,294,866	$2,821,583		$9,170	***	$3,660,996
Amount Reimbursed	—	—		—		—
Amount Waived	—	—		—		—
Recovery of Fees Waived by the Previous Adviser	—	—		$103,156		—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio, which may include one or more additional feeder funds.
***	Until February 28, 2008, the Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period April 1, 2007 to February 28, 2008, Columbia Large Cap Core Master Portfolio paid $8,302,783 in advisory fees, Columbia Marsico Focused Equities Master Portfolio paid $27,944,659 in advisory fees and Columbia Small Cap Growth Fund II paid $3,791,375 in advisory fees.
[1]

Until November 10, 2008, Marsico Growth Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period March 1, 2008 to November 10, 2008, Columbia Marsico Growth Master Portfolio paid $25,572,128 in advisory fees, $309,527 of which was waived by the Adviser.

[2]	Amounts shown are for the Fund’s corresponding Master Portfolio, which may include one or more additional feeder funds.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Advisory Fee Paid	$555,327	$624,721	$884,316
Amount Reimbursed	$177,252	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Advisory Fee Paid	$877,537	$895,804	$628,029
Amount Reimbursed	$249,629	$299,298	$245,824
Amount Waived	—	—	—

Corporate Bond Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Georgia Intermediate Municipal Bond Fund
Advisory Fee Paid	$531,704	$508,291	$483,879
Amount Reimbursed	$221,167	$212,433	$246,888
Amount Waived	—	—	—

High Income Fund
Advisory Fee Paid	$1,368,680	$1,251,540	$351,545	**
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Balanced Growth Portfolio
Advisory Fee Paid	$1,343,431	$1,479,159	$2,458,096
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Growth Portfolio
Advisory Fee Paid	$879,067	$1,008,735	$1,849,265
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income and Growth Portfolio
Advisory Fee Paid	$346,254	$362,391	$528,855
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income Portfolio
Advisory Fee Paid	$15,573	$16,419	$18,539
Amount Reimbursed	$147,165	$88,426	$127,894
Amount Waived	$3,114	$3,284	$3,708

Maryland Intermediate Municipal Bond Fund
Advisory Fee Paid	$649,165	$637,768	$665,252
Amount Reimbursed	$249,129	$239,429	$267,402
Amount Waived	—	—	—

Masters International Equity Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	$409,217	$483,770	$454,382
Amount Waived	—	—	—

Mortgage- and Asset-Backed Portfolio
Advisory Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
North Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$807,714	$743,468	$716,191
Amount Reimbursed	$259,947	$259,156	$293,196
Amount Waived	—	—	—

Short Term Bond Fund
Advisory Fee Paid	$5,778,812	$3,615,919	$2,820,376
Amount Reimbursed	$531,044	$221,792	$188,025
Amount Waived	—	—	—

Short Term Municipal Bond Fund
Advisory Fee Paid	$5,376,376	$2,263,618	$1,244,272
Amount Reimbursed	$223,599	$602,386	$470,889
Amount Waived	—	—	—

South Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$810,122	$831,600	$735,156
Amount Reimbursed	$247,880	$267,234	$273,304
Amount Waived	—	—	—

Total Return Bond Fund
Advisory Fee Paid	$4,695,452	$5,302,451	$6,392,539
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Virginia Municipal Bond Fund
Advisory Fee Paid	$1,332,156	$1,321,628	$1,314,492
Amount Reimbursed	$298,704	$367,033	$386,045
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Adviser.
**	Until February 28, 2008, the Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period April 1, 2007 to February 27, 2008, Columbia High Income Master Portfolio paid $6,040,994 in advisory fees, none of which was waived or reimbursed by the Previous Adviser.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Adviser who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Adviser who are responsible for the Funds are:

Portfolio Manager	Fund(s)
Alfred F. Alley III, CFA	Large Cap Index Fund Mid Cap Index Fund Small Cap Index Fund

Leonard A. Aplet, CFA	Short Term Bond Fund

Portfolio Manager	Fund(s)
Anwiti Bahuguna, PhD	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio

Kent M. Bergene	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

Wayne M. Collette, CFA	Small Cap Growth Fund II

Brian M. Condon, CFA	Large Cap Enhanced Core Fund

Fred Copper, CFA	Masters International Equity Portfolio Multi-Advisor International Equity Fund* Overseas Value Fund

James D’Arcy, CFA

California Intermediate Municipal
Bond Fund

Georgia Intermediate Municipal
Bond Fund

Maryland Intermediate Municipal
Bond Fund

North Carolina Intermediate Municipal Bond Fund

Short Term Municipal Bond Fund

South Carolina Intermediate Municipal Bond Fund

Virginia Intermediate Municipal
Bond Fund

Lori J. Ensinger, CFA	Large Cap Value Fund Mid Cap Value Fund

Jarl Ginsberg, CFA	Small Cap Value Fund II

David I. Hoffman	Large Cap Value Fund Mid Cap Value Fund

Yan Jin	Convertible Securities Fund

David Joy	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income

David L. King, CFA	Convertible Securities Fund

Brian Lavin, CFA	Total Return Bond Fund

Craig Leopold, CFA	Large Cap Core Fund

Gregory Scott Liechty	Short Term Bond Fund

Portfolio Manager	Fund(s)
Lawrence W. Lin, CFA	Small Cap Growth Fund II

Colin Moore

Asset Allocation Fund II

LifeGoal® Balanced Growth Portfolio

LifeGoal® Growth Portfolio

LifeGoal® Income and Growth Portfolio

LifeGoal® Income

Masters International Equity Portfolio

Multi-Advisor International Equity Fund*

George J. Myers, CFA	Small Cap Growth Fund II

Brian D. Neigut	Small Cap Growth Fund II

Carl W. Pappo, CFA	Corporate Bond Portfolio Total Return Bond Fund

Kent M. Peterson, PhD	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio

Noah J. Petrucci, CFA	Large Cap Value Fund Mid Cap Value Fund

Alexander D. Powers	Total Return Bond Fund

Lee Reddin	Mortgage- and Asset-Backed Portfolio

Peter Santoro, CFA	Large Cap Core Fund

Marie M. Schofield, CFA	Asset Allocation Fund II LifeGoal® Balanced Growth Portfolio LifeGoal® Growth Portfolio LifeGoal® Income and Growth Portfolio LifeGoal® Income Masters International Equity Portfolio

Diane L. Sobin, CFA	Large Cap Value Fund Mid Cap Value Fund

Christian K. Stadlinger, PhD, CFA	Small Cap Value Fund II

Ronald B. Stahl, CFA	Short Term Bond Fund

Michael W. Zazzarino	Mortgage- and Asset-Backed Portfolio Total Return Bond Fund

*	Responsible for the portion of the Multi-Advisor International Equity Fund that is advised by the Adviser.

Portfolio Manager(s) Information

The following table provides information about each Fund’s portfolio manager(s) as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date including the number and amount of assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) managed.

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending February 28
Convertible Securities Fund	Yan Jin	3 other accounts	$500,000	None	None	(1)
	David L. King, CFA[1]	18 other accounts	$38.5 million	None	None	(1)
Large Cap Core Fund	Craig Leopold, CFA	1 RICs 2 PIVs 500 other accounts	$75 million $275 million $1 billion	None	$10,001- $50,000[a] $10,001- $50,000[b]	(1)
	Peter Santoro, CFA	2 RICs 2 PIVs 500 other accounts	$150 million $275 million $1 billion	None	$50,001- $100,000[a] $10,001- $50,000[b]	(1)
Large Cap Enhanced Core Fund	Brian M. Condon, CFA	2 RICs 8 PIVs 38 other accounts	$324 million $837 million $2.569 billion	1 other account ($23 million)	None	(1)
Large Cap Index Fund	Alfred F. Alley III, CFA	3 RICs 4 PIV 19 other accounts	$3.382 billion $224.9 million $3.723 billion	None	$1- $10,000[a]	(1)
Large Cap Value Fund	Lori J. Ensinger, CFA	11 RICs 2 PIV 4,637 other accounts	$4.83 billion $375 million $2.5 billion	None	$100,001- $500,000[a]	(1)
	David I. Hoffman	11 RICs 2 PIV 4,643 other accounts	$4.83 billion $375 million $2.5 billion	None	$100,001- $500,000[b]	(1)
	Noah J. Petrucci, CFA	11 RICs 2 PIV 4,643 other accounts	$4.83 billion $375 million $2.5 billion	None	$50,001 - $100,000[a] $1- $10,000[b]	(1)
	Diane L. Sobin, CFA	11 RICs 2 PIV 4,648 other accounts	$4.83 billion $375 million $2.5 billion	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)
Mid Cap Index Fund	Alfred F. Alley III, CFA	3 RICs 4 PIV 19 other accounts	$4.104 billion $224.9 million $3.723 billion	None	$10,001- $50,000[a]	(1)
Mid Cap Value Fund	Lori J. Ensinger, CFA	11 RICs 2 PIV 4,637 other accounts	$2.73 billion $375 million $2.5 billion	None	$50,001- $100,000[a]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	David I. Hoffman	11 RICs 2 PIV 4,643 other accounts	$2.73 billion $375 million $2.5 billion	None	$100,001- $500,000[a]	(1)
	Noah J. Petrucci, CFA	11 RICs 2 PIV 4,643 other accounts	$2.73 billion $375 million $2.5 billion	None	$10,001- $50,000[a]	(1)
	Diane L. Sobin, CFA	11 RICs 2 PIV 4,648 other accounts	$2.73 billion $375 million $2.5 billion	None	$100,001- $500,000[a] $10,001- $50,000[b]	(1)
Multi-Advisor International Equity Fund**	Fred Copper, CFA	9 RICs 4 PIV 24 other accounts	$1.41 billion $634.7 million $86.9 million	None	None	(1)
	Colin Moore	18 RICs 26 PIVs 21 other accounts	$2.12 billion $2.4 billion $299 million	None	None	(1)
Overseas Value Fund	Fred Copper, CFA	9 RICs 4 PIV 24 other accounts	$2.0 billion $634.7 million $86.9 million	None	None	(1)
Small Cap Growth Fund II	Wayne M. Collette, CFA[1]	10 RICs 1 PIVs 114 other accounts	$2.546 billion $125.4 million $216.4 million	None	None	(1)
	Lawrence W. Lin, CFA	7 RICs 1 PIVs 108 other accounts	$2.129 billion $125.4 million $138.8 million	None	None	(1)
	George J. Myers, CFA[1]	7 RICs 1 PIVs 103 other accounts	$2.129 billion $125.4 million $138.8 million	None	None	(1)
	Brian D. Neigut[1]	7 RICs 1 PIV 105 other accounts	$2.129 billion $125.4 million $138.6 million	None	None	(1)
Small Cap Index Fund	Alfred F. Alley III, CFA	3 RICs 4 PIV 19 other accounts	$4.656 billion $224.9 million $3.723 billion	None	$1- $10,000a	(1)
Small Cap Value Fund II	Jarl Ginsberg, CFA	2 RICs 37 other accounts	$0.2 billion $0.4 billion	None	$100,001- $500,000[a]	(1)
	Christian K. Stadlinger, PhD, CFA	2 RICs 33 other accounts	$0.2 billion $0.4 billion	None	$500,001- $1,000,000[a] $50,001- $100,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
For Funds with fiscal year ending March 31
Asset Allocation Fund II	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$2 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.521 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$2 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$2 billion $2.4 billion $296 billion	None	None	(1)
California Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Corporate Bond Portfolio	Carl W. Pappo, CFA	4 RICs 3 other accounts	$5.626 billion $850,000	None	None	(1)
Georgia Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
LifeGoal® Balanced Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.519 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.039 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.519 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.519 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.708 billion $2.4 billion $296 million	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.228 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.708 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.708 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Income and Growth Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.955 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.475 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.955 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$1.955 billion $2.4 billion $296 billion	None	None	(1)
LifeGoal® Income Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$2.07 billion $2.4 billion $296 million	None	None	(1)
	Kent M. Bergene	6 RICs 8 other accounts	$4.067 billion $1.47 million	None	None	(2)
	David Joy	6 RICs 6 other accounts	$4.067 billion $1.12 million	None	None	(2)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.59 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$2.07 billion $2.4 billion $296 billion	None	None	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
	Marie M. Schofield, CFA	16 RICs 26 PIV 16 other accounts	$2.07 billion $2.4 billion $296 billion	None	None	(1)
Maryland Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Masters International Equity Portfolio	Anwiti Bahuguna, PhD	16 RICs 26 PIVs 22 other accounts	$1.963 billion $2.4 billion $296 million	None	None	(1)
	Fred Copper, CFA	10 RICs 4 PIVs 24 other accounts	$1.8 billion $634.7 million $92.4 million	None	None	(1)
	Colin Moore	18 RICs 26 PIV 21 other accounts	$3.483 billion $2.4 billion $299 billion	None	None	(1)
	Kent M. Peterson, PhD	16 RICs 26 PIV 21 other accounts	$1.963 billion $2.4 billion $296 billion	None	None	(1)
	Marie M. Schofield, CFA	16 RICs 26 PIVs 16 other accounts	$1.963 billion $2.4 billion $296 billion	None	None	(1)
Mortgage- and Asset- Backed Portfolio	Lee Reddin	2 other accounts	$120,000	None	None	(1)
	Michael W. Zazzarino	5 RICs 9 PIVs 9 other accounts	$4.766 billion $2.64 billion $1.92 billion	None	None	(1)
North Carolina Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Short Term Bond Fund	Leonard A. Aplet, CFA	5 RICs 9 PIVs 80 other accounts	$410 million $3.34 billion $3.65 billion	None	Over $1,000,000[a] $1- $10,000[b]	(1)
	Gregory Scott Liechty	19 other accounts	$59 million	None	None	(1)
	Ronald B. Stahl	7 RICs 9 PIVs 62 other accounts	$420 million $3.34 billion $3.64 billion	None	None	(1)
Short Term Municipal Bond Fund	James D’Arcy, CFA	2 PIVs 12 other accounts	$266.8 million $189.3 million	None	$10,001- $50,000[a] $1- $10,000[b]	(1)

		Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned	Structure of Compensation (described in next sub-section)
South Carolina Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)
Total Return Bond Fund	Brian Lavin, CFA[2]	2 RICs 1 PIVs 4 other accounts	$2.92 billion $9.56 million $766.77 million	None	None	(2)
	Carl W. Pappo, CFA	4 RICs 3 other accounts	$4.355 billion $850,000	None	None	(1)
	Alexander D. Powers	2 RICs 7 PIVs 17 other accounts	$2.105 billion $2.1 billion $1.1 billion	None	None	(1)
	Michael W. Zazzarino	5 RICs 9 PIVs 9 other accounts	$3.516 billion $2.64 billion $1.92 billion	None	None	(1)
Virginia Intermediate Municipal Bond Fund	James D’Arcy, CFA	1 RICs 2 PIVs 12 other accounts	$2.556 billion $266.8 million $189.3 million	None	None	(1)

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Reflects information for the portion of the Multi-Advisor International Equity Fund that is advised by the Adviser.
[a]	Excludes any notional investments.
[b]	Notional investments through a deferred compensation account.
[1]	Account information provided as of March 31, 2010.
[2]	Information provided as of April 30, 2010.

Structure of Compensation

(1) Compensation of Legacy Columbia Management Advisors, LLC Portfolio Managers

Compensation for portfolio managers who were associates of the Previous Adviser prior to May 1, 2010, is typically paid in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. The bonus for these portfolio managers is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Adviser also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, when applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

(2) Compensation of Legacy RiverSource Investments, LLC Portfolio Managers

Compensation for portfolio managers who were associates of RiverSource Investments, LLC (now known as Columbia Management Investment Advisers, LLC), is typically comprised of (i) a base salary, and (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The Adviser’s portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other Adviser employees. Depending upon their job level, Adviser portfolio managers may also be eligible for other benefits or perquisites that are available to all Adviser employees at the same job level.

For Mr. Bergene and Mr. Joy, the annual cash bonus is based on management’s assessment of the employee’s performance relative to individual and business unit goals and objectives. The assessment may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management. For Mr. Joy, the assessment may be based, in part, on achieving certain investment performance goals and retaining and attracting assets under management, and for Mr. Bergene, on developing competitive products, managing existing products, and selecting and monitoring subadvisers for funds. In addition, subject to certain vesting requirements, the compensation of Mr. Joy includes an annual award based on the performance of Ameriprise Financial over rolling three-year periods. This program has been discontinued and the final award under this plan covered the three-year period that started in January 2007 and ended in December 2009.

For all other portfolio managers, the annual cash bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. The bonus pool is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. Senior management of the Adviser has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager’s bonus paid from this portion of the bonus pool based on his/her performance as an employee. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. The size of the overall bonus pool each year depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser’s profitability for the year, which is largely determined by assets under management.

Performance Benchmarks

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Alfred F. Alley III	Large Cap Index Fund	S&P 500® Index	Lipper S&P 500 Index Objective Funds Classification
	Mid Cap Index Fund	S&P MidCap 400® Index	Lipper Mid-Cap Core Funds Classification
	Small Cap Index Fund	S&P Small Cap 600® Index	Lipper Small-Cap Core Funds Classification

Leonard A. Aplet	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Anwiti Bahuguna, PhD	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

Kent M. Bergene	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Wayne M. Collette	Small Cap Growth Fund II	Russell 2000 Index Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian M. Condon	Large Cap Enhanced Core Fund	S&P 500® Index	Lipper Large-Cap Core Funds Classification

Fred Copper, CFA	Masters International Equity Portfolio	MSCI EAFE Index	Lipper International Multi-Cap Core Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index	Lipper International Multi-Cap Core Funds Classification
	Overseas Value Fund	MSCI EAFE Value Index	Lipper International Large-Cap Value Funds Classification

James D’Arcy	California Intermediate Municipal Bond Fund	Barclays Capital California 3-15 Year Blend Municipal Bond Index	Lipper California Intermediate Municipal Debt Funds Classification
	Georgia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Maryland Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	North Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Short Term Municipal Bond Fund	BofA Merrill Lynch 1-3 Year U.S. Municipal Index	Lipper Short Municipal Debt Funds Classification
	South Carolina Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification
	Virginia Intermediate Municipal Bond Fund	Barclays Capital 3-15 Year Blend Municipal Bond Index	Lipper Other States Intermediate Municipal Debt Funds Classification

Lori J. Ensinger	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell MidCap Value Index	Lipper Mid-Cap Value Classification

Jarl Ginsberg	Small Cap Value Fund II	Russell 2000 Value Index	Lipper Small-Cap Value Classification[a]

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
David I. Hoffman	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell MidCap Value Index	Lipper Mid-Cap Value Classification

Yan Jin	Convertible Securities Fund	BofA Merrill Lynch All Convertibles All Qualities	Lipper Convertible Securities Classification

David Joy	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification

David L. King	Convertible Securities Fund	BofA Merrill Lynch All Convertibles All Qualities	Lipper Convertible Securities Classification

Brian Lavin	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Craig Leopold	Large Cap Core Fund	S&P 500® Index	Lipper Large-Cap Core Classification

Gregory Scott Liechty	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Lawrence W. Lin	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
Colin Moore	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification
	Multi-Advisor International Equity Fund	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

George J. Myers	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Brian D. Neigut	Small Cap Growth Fund II	Russell 2000 Growth Index	Lipper Small-Cap Growth Funds Classification

Carl W. Pappo	Corporate Bond Portfolio	Barclays Capital Credit Bond Index	N/A
	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Kent M. Peterson, PhD	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

Noah J. Petrucci	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell Mid Cap Value Index	Lipper Mid-Cap Value Classification

Alexander D. Powers	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

Lee Reddin	Mortgage and Asset-Backed Portfolio	Barclays Capital U.S. Securitized Index	N/A

Peter Santoro	Large Cap Core Fund	S&P 500® Index	Lipper Large-Cap Core Classification
Marie M. Schofield, CFA	Asset Allocation Fund II	Russell 1000 Index/Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Funds Classification
	LifeGoal® Growth Portfolio	S&P 500® Index	Lipper Large Cap Core Funds Classification
	LifeGoal® Balanced Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Moderate Funds Classification
	LifeGoal® Income and Growth Portfolio	S&P 500® Index; Barclays Capital Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Conservative Funds Classification

Portfolio Manager	Fund(s)	Primary Benchmark(s)	Peer Group
	LifeGoal® Income Portfolio	Barclays Capital Aggregate 1-3 Years Index; Blended: 80% Barclays Capital Aggregate 1-3 Years Index/20% Barclays Capital Corporate High-Yield Bond Index	Lipper General Bond Funds Classification
	Masters International Equity Portfolio	MSCI EAFE Index (Net)	Lipper International Multi-Cap Core Funds Classification

Diane L. Sobin	Large Cap Value Fund	Russell 1000 Value Index	Lipper Large-Cap Value Classification
	Mid Cap Value Fund	Russell Mid Cap Value Index	Lipper Mid-Cap Value Classification

Christian K. Stadlinger	Small Cap Value Fund II	Russell 2000 Value Index	Lipper Small-Cap Value Classification

Ronald B. Stahl	Short Term Bond Fund	Barclays Capital 1-3 Year Government/Credit Index	Lipper Short Investment Grade Debt Funds Classification

Michael W. Zazzarino	Mortgage and Asset-Backed Portfolio	Barclays Capital U.S. Securitized Index	Lipper Intermediate Investment Grade Debt Funds Classification
	Total Return Bond Fund	Barclays Capital Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Funds Classification

The Adviser’s Portfolio Managers and Potential Conflicts of Interest

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Adviser and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Adviser’s Code of Ethics and certain limited exceptions, the Adviser’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Adviser’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Adviser and the Funds have adopted compliance procedures that provide that any transactions between the Fund and another account managed by the Adviser are to be made at a current market price, consistent with applicable laws and regulations.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Adviser’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Adviser and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

Manager of Managers Exemption

The SEC has issued an order that permits the Adviser, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for a Fund without first obtaining shareholder approval. The order permits a Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Adviser discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

For Global Value Fund and Marsico Growth Fund, if the Funds were to seek to rely on the order, holders of a majority of the fund’s outstanding voting securities would need to approve operating the fund in this manner. There is no assurance shareholder approval, if sought, will be received, and no changes will be made without shareholder approval until that time.

The Subadvisers and Investment Subadvisory Services

Brandes

Brandes is the investment subadviser to Global Value Fund and Columbia International Value Master Portfolio. The International Value Fund is a Feeder Fund and does not have its own subadviser(s) because it invests all of its assets in Columbia International Value Master Portfolio. With respect to the International Value Fund, Brandes earns its fee as the investment subadviser to the Columbia International Value Master Portfolio. See the Management of the Fund – Primary Services Providers section in the International Value Fund’s prospectus.

Brandes is 100% beneficially owned by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130. As of March 31, 2010, Brandes had approximately $51.6 billion in assets under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of each Fund for which it serves as investment subadviser. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of Brandes’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Brandes shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays Brandes for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to Brandes

The Adviser pays Brandes, as full compensation for services provided and expenses assumed, a subadvisory fee for Global Value Fund and Columbia International Value Master Portfolio, computed daily and payable monthly at the annual rates listed below as a percentage of the average daily net assets:

Fund/Master Portfolio	Rate of Compensation
Global Value Fund	• 0.50% on aggregate assets of Global Value Fund on the first $1 billion • 0.45% on aggregate assets of Global Value Fund above $1 billion
Columbia International Value Master Portfolio	• 0.50% of average daily net assets of International Value Master Portfolio

Subadvisory Fees Paid to Brandes

Brandes received subadvisory fees from the Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 29, 2008
Global Value Fund
Advisory Fee Paid	$324,922	$799,901	$1,715,858
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008	Fiscal Year Ended March 31, 2007
International Value Fund*
Advisory Fee Paid	$8,841,168	$12,462,818	$19,593,220	$22,308,152
Amount Reimbursed	—	—	—	—
Amount Waived	—	—	—	—

*	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio.

Brandes Portfolio Manager(s)

The following provides additional information about the Brandes portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds identified below. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Brandes portfolio manager(s) responsible for the Fund(s) are:

Portfolio Manager	Fund(s)
Jim Brown, CFA	Global Value Fund International Value Fund

Glenn R. Carlson, CFA	Global Value Fund International Value Fund

Brent Fredberg	Global Value Fund International Value Fund

Portfolio Manager	Fund(s)

Jeffrey Germain, CFA	Global Value Fund International Value Fund

Amelia M. Morris, CFA	Global Value Fund International Value Fund

Brent V. Woods, CFA	Global Value Fund International Value Fund

Brandes Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio manager(s) managed, as of the end of each Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the Brandes Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
Global Value Fund	Jim Brown, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Glenn R. Carlson, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent Fredberg[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Jeffrey Germain, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Amelia M. Morris, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent V. Woods, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
International Value Fund	Jim Brown, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None

Other Accounts Managed by the Brandes Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
	Glenn R. Carlson, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent Fredberg[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Jeffrey Germain, CFA[1]	6 RICs 28 PIVs 4,135 other accounts	$3.968 billion $6.927 billion $37.564 billion	13 other accounts ($4.177 billion)	None
	Amelia M. Morris, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None
	Brent V. Woods, CFA[1]	8 RICs 51 PIVs 4,813 other accounts	$4.014 billion $7.983 billion $39.577 billion	13 other accounts ($4.177 billion)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[1]	Account information provided as of March 31, 2010.

Brandes Portfolio Manager(s) Compensation

Brandes’ compensation structure for portfolio managers/analysts is four-fold: competitive base salaries, participation in an annual bonus plan, participation in profit sharing plan and eligibility for participation in the firm’s equity through partnership or phantom equity. Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals. Compensation is not based on the performance of the Fund or other accounts.

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Adviser is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm’s Compliance Monitoring Program.

It is possible that at times identical securities will be held by more than one fund and/or account. If the Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Members of the Large Cap Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

Causeway

Causeway served as co-investment subadviser to approximately half of the assets of Multi-Advisor International Equity Fund until July 8, 2009. At that time, the Previous Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously sub-advised by Causeway.

Subadvisory Rates Paid to Causeway

Until July 8, 2009, at which time the Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously sub-advised by Causeway, the Previous Adviser paid Causeway, as full compensation for services provided and expenses assumed, a subadvisory fee for Multi-Advisor International Equity Fund, computed daily and payable monthly at the annual rate listed below as a percentage of the average daily net assets of the Fund:

Fund	Rate of Compensation
Multi-Advisor International Equity Fund	• 0.43% of aggregate average daily net assets of Multi-Advisor International Equity Fund

Subadvisory Fees Paid to Causeway

Causeway received subadvisory fees from the Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to Causeway, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal years.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 28, 2008
Multi-Advisor International Equity Fund
Advisory Fee Paid	$1,379,059	$4,183,414	$5,502,776
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

MacKay Shields

MacKay Shields is the investment subadviser to High Income Fund. MacKay Shields’ principal office is located at 9 West 57th Street, New York, NY 10019.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, MacKay Shields selects and manages the respective investments of High Income Fund for which it serves as investment subadviser. MacKay Shields performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Fund. Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of MacKay Shields’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, MacKay Shields shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays MacKay Shields for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to MacKay Shields

The Adviser pays MacKay Shields full compensation for services provided and expenses assumed, a subadvisory fee for Columbia High Income Fund, computed daily and payable monthly at the annual rates listed below as a percentage of the average daily net assets of the Fund:

Fund	Rate of Compensation
High Income Fund

•   0.40% of the average daily net assets of High Income Fund up to and including $100 million

•   0.375% of average daily net assets of High Income Fund in excess of $100 million and up to and including $200 million

•   0.35% of average daily net assets of High Income Fund in excess of $200 million

Subadvisory Fees Paid to MacKay Shields

MacKay Shields received subadvisory fees from the Previous Adviser for its services as reflected in the following chart, which shows the subadvisory fees paid to MacKay Shields, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008*
High Income Fund
Advisory Fee Paid	$2,737,848	$2,508,574	$3,219,688
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*

Until February 28, 2008, the Fund operated as a “Feeder Fund” and invested all or substantially all of its assets in a corresponding Master Portfolio that was a series of Columbia Funds Master Investment Trust, LLC. For the period April 1, 2007 to February 28, 2008, Columbia High Income Master Portfolio paid $2,985,314 in advisory fees, and from February 28, 2008 through March 31, 2008, the Fund paid $234,374 in subadvisory fees.

MacKay Shields Portfolio Manager(s)

The following provides additional information about the MacKay Shields portfolio manager responsible for making the day-to-day investment decisions for the Fund identified below. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectus, the MacKay Shields portfolio manager responsible for the Fund is:

Portfolio Manager	Fund(s)
J. Matthew Philo, CFA	High Income Fund

MacKay Shields Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the MacKay Shields portfolio manager(s) managed, as of the end of the Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the MacKay Shields Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For the Fund with fiscal year ending March 31
High Income Fund	J. Matthew Philo, CFA	4 RICs 2 PIVs 46 other accounts	$7.907 billion $450 million $10.6 billion	2 PIVs ($12.7 million)	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

MacKay Shields Portfolio Manager(s) Compensation

MacKay Shields establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon an individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in the bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. There is no difference between the method used in determining portfolio manager’s compensation with respect to the High Income Fund and other accounts.

MacKay Shields has performance-based fee arrangements with “eligible clients”, as that term is defined under Rule 205-3 of the 1940 Act, who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Of course, there are periods in which MacKay Shields does not earn any performance fee. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

MacKay Shields offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate, and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the current plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

MacKay Shields Portfolio Managers and Potential Conflicts of Interest

MacKay Shields’ High Yield group provides portfolio services for other MacKay Shields accounts, which include: mutual funds; institutional managed accounts; collective trusts and private commingled funds. As previously reported, MacKay Shields’ High Yield group has a domestic hedge fund and an offshore hedge fund, both of which are closed to new investors and whose assets were substantially liquidated during 2009. Except for distinctions based on investment objectives, investment guidelines and cash flow, all accounts are treated the same, regardless of fee structure.

MacKay Shields has performance-based fee arrangements with “eligible clients” (as that term is defined under Rule 205-3 of the 1940 Act) who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Of course, there are periods in which MacKay Shields does not earn any performance fee. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement. As previously reported, the two hedge funds with performance fees managed by the same product area that manages the High Income Fund are in the process of being liquidated.

To address potential conflicts of interest, MacKay Shields has adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, MacKay Shields has adopted a Code of Ethics and other policies and procedures that recognize a manager’s obligation to treat all of its clients, including the High Income Fund, fairly and equitably. These policies, procedures, and the Code of Ethics are designed to restrict a portfolio manager from favoring one client over another.

It is the policy of MacKay Shields not to favor any one client over another. Consistent with this policy,

MacKay Shields has the following procedures, among others: (1) trade allocation procedures that provide for the pro rata allocation of investment opportunities among clients in a particular strategy, with certain exceptions; (2) a general prohibition against same day opposite direction transactions; and (3) short sale trade procedures requiring pre-approval of short sales and restricting certain short sales.

The Trade Allocation Policy provides that: (i) no client will be favored over any other client; (ii) trades should be pre-allocated, subject to certain exceptions, and allocations should be in writing; and (iii) MacKay Shields’ Legal/Compliance Department conducts periodic reviews of client account performance as a function of allocation to assure that no account or group of accounts is being preferred systematically in the allocation process. The Trade Allocation Policy contains a procedure for limited offerings, which provides that in a limited offering, the allocations may be pro-rata based on size of the order or account size and within a Strategy pro-rata based on account size. Under this policy, when determining which accounts will participate in a trade, the portfolio managers will consider various objective criteria which may include but are not limited to: client cash limitations, actual and anticipated account inflows and outflows, duration and/or average maturity, account size, deal size, trade lots, existing exposure to an issuer or industry type and specific investment objectives and other practical limitations. In general, if the aggregated order is filled in its entirety, it will be allocated among clients in accordance with the target allocation; if the order is partially filled, it will be allocated pro rata based on the allocation methodology recorded in the trade order management system.

The Cross Trading Policy provides that all cross trades must be pre-cleared by the MacKay Shields Legal/ Compliance Department and require, among other things, that the transaction (a) be a purchase or sale for no consideration other than cash payments against prompt delivery of the security, (b) is effected at the independent market price of the security determined in accordance with applicable methodology; and (c) be effected with no brokerage transaction.

The Valuation Procedures provide, among other requirements, that any fair valuation of a security recommended by a portfolio manager be approved by portfolio managers from two other distinct portfolio management areas. In addition, on a monthly basis a Fair Valuation Committee meeting convenes to review all securities that are being fair valued.

The Proxy-Voting Policies and Procedures are designed to ensure that where clients have delegated proxy voting authority to MacKay Shields, all proxies are voted in the best interest of such clients without regard to the interests of MacKay Shields or related parties. When a client retains MacKay Shields, the firm generally determines through its investment management agreement whether it is authorized to vote proxies on behalf of that client. Currently, MacKay Shields uses Institutional Shareholder Services (ISS), a business unit of RiskMetrics Group, as its third-party proxy voting service provider. If the client appoints MacKay Shields as its proxy-voting agent, the client will also be asked to specify whether its proxies should be voted in accordance with Custom Guidelines provided by the client or in accordance with MacKay Shields’ Standard Guidelines for non-union clients or union clients, as the case may be. These Standard Guidelines follow ISS proxy voting recommendations. MacKay Shields informs the client’s custodian to send all proxies to ISS, and informs ISS that the client has appointed MacKay Shields as its agent and instructs ISS as to which guidelines to follow.

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment adviser, became a wholly owned indirect subsidiary of Bank of America in January 2001 and was an affiliate of the Previous Adviser until December 2007. Marsico is an independently owned investment management firm. Marsico provides investment management services to other mutual funds and private accounts and, as of March 31, 2010, Marsico had approximately $55 billion in assets under management.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment subadviser. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Adviser on 60 days’ written notice.

The Adviser, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Adviser also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Subadvisory Rates Paid to Marsico

Effective May 1, 2010, the Adviser pays Marsico, and for the period May 1, 2010 through January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund and Marsico Growth Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of Columbia U.S. equity funds or portions thereof subadvised by Marsico (“U.S. Funds”)*:

Fund	Rate of Compensation
U.S. Funds

•   0.45% on aggregate assets of the U.S. Funds up to $18 billion

•   0.40% on aggregate assets of the U.S. Funds between $18 billion and $21 billion

•   0.35% on aggregate assets of the U.S. Funds above $21 billion

*

For purposes of this fee calculation, the assets subadvised by Marsico in the following Columbia Funds will be aggregated: (i) Marsico 21st Century Fund; (ii) Marsico Focused Equities Fund; (iii) Columbia Marsico 21st Century Fund, Variable Series; (iv) Columbia Marsico Growth Fund, Variable Series; (v) Columbia Marsico Focused Equities, Variable Series; (vi) Marsico Growth Fund; and (vii) any future Columbia U.S. equity fund subadvised by Marsico, as the Adviser and Marsico mutually agree in writing.

Effective May 1, 2010, the Adviser pays Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund, Marsico International Opportunities Fund and Multi-Advisor International Equity Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of Columbia international equity funds or portions thereof subadvised by Marsico (“International Funds”)*:

Fund	Rate of Compensation
International Funds

•   0.45% on aggregate assets of the International Funds up to $6 billion

•   0.40% on aggregate assets of the International Funds between $6 billion and $10 billion

•   0.35% on aggregate assets of the International Funds above $10 billion

*	For purposes of this fee calculation, the assets subadvised by Marsico in the following Columbia Funds will be aggregated: (i) Marsico Global Fund; (ii) Marsico International Opportunities Fund; (iii) Multi-Advisor International Equity Fund; (iv) Columbia Marsico International Opportunities Fund, Variable Series; and (v) any future Columbia international equity fund subadvised by Marsico, as the Adviser and Marsico mutually agree in writing.

The Adviser pays Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund, computed daily and payable monthly, at the annual rates listed below as a percentage of the aggregate average daily net assets of the Marsico Global Fund:

Fund	Rate of Compensation
Marsico Global Fund

•   0.45% on aggregate assets of the Marsico Global Fund up to $1.5 billion

•   0.40% on aggregate assets of the Marsico Global Fund between $1.5 billion and $3 billion

•   0.35% on aggregate assets of the Marsico Global Fund above $3 billion

For the period May 1, 2010 through January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed pursuant to the Investment Sub-Advisory Agreement, a subadvisory fee for Marsico Global Fund and Marsico International Opportunities Fund, computed daily and payable monthly, at the annual rates of 0.80% of the aggregate average daily net assets of U.S. Funds.

Immediately prior to January 1, 2008, the Previous Adviser paid Marsico, as full compensation for services provided and expenses assumed, a subadvisory fee for Marsico 21st Century Fund, Marsico Focused Equities Fund, Marsico Growth Fund, Marsico International Opportunities Fund and Multi-Advisor International Equity Fund, computed daily and payable monthly at the annual rate of 0.45% of the average net assets of the respective Fund.

Subadvisory Fees Paid to Marsico

Marsico received subadvisory fees from the Previous Adviser for Marsico’s services as reflected in the following chart, which shows the advisory fees paid to Marsico, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009		Fiscal Period Ended February 29, 2008*
Marsico 21st Century Fund
Advisory Fee Paid	$17,890,538	$30,553,834		$8,068,502
Amount Reimbursed	—	—		—
Amount Waived	—	—		—

Marsico Focused Equities Fund
Advisory Fee Paid	$13,085,046	$17,405,934		$4,579,577	**
Amount Reimbursed	—	—		—
Amount Waived	—	—		—

Marsico Global Fund***
Advisory Fee Paid	$20,688	$17,043		N/A
Amount Reimbursed	—	—		N/A
Amount Waived	—	—		N/A

Marsico Growth Fund
Advisory Fee Paid	$16,721,820	$23,371,676	**	$6,299,921
Amount Reimbursed	—	—		—
Amount Waived	—	—		—

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008*
Marsico International Opportunities Fund
Advisory Fee Paid	$5,728,038	$10,955,978	$2,927,361
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Multi-Advisor International Equity Fund
Advisory Fee Paid	$3,532,116	$4,836,093	$1,316,794
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	Marsico was an affiliated investment subadviser of the Previous Adviser until December 14, 2007. Therefore, the subadvisory fees paid are for the period December 14, 2007 through February 29, 2008.
**	Includes amount paid for services provided to former Master Portfolio.
***	Marsico Global Fund commenced operations in April 2008 and therefore paid no subadvisory fees prior to that date.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) responsible for making the day-to-day investment decisions for the Funds identified below. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Marsico portfolio manager(s) responsible for the Fund(s) are:

Portfolio Manager	Fund(s)
James G. Gendelman	Marsico Global Fund
Marsico International Opportunities Fund
Multi-Advisor International Equity Fund

Corydon J. Gilchrist, CFA	Marsico 21st Century Fund
Marsico Global Fund

Thomas F. Marsico	Marsico Focused Equities Fund
Marsico Global Fund
Marsico Growth Fund

A. Douglas Rao	Marsico Focused Equities Fund
Marsico Growth Fund

Marsico Portfolio Manager(s) Information

The following table provides information about the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of the end of each Fund’s most recent fiscal year, or as indicated, the most recent practicable date.

Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
For Funds with fiscal year ending February 28
Marsico 21st Century Fund	Corydon J. Gilchrist, CFA[a]	5 RICs 9 PIVs 10 other accounts	$4.927 billion $1.577 billion $1.6 billion	None	None

Other Accounts Managed by the Marsico Portfolio Managers (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts	Dollar Range of Equity Securities in the Fund Beneficially Owned
Marsico Focused Equities Fund	Thomas F. Marsico[b]	30 RICs 15 PIVs 136 other accounts	$16.402 billion $2.286 billion $13.613 billion	None	None
	A. Douglas Rao[c]	10 RICs 2 other accounts	$10.335 billion $4.757 billion	None	None
Marsico Global Fund	James G. Gendelman	20 RICs 8 PIVs 22 other accounts	$8.801 billion $1.238 billion $2.201 billion	None	None
	Corydon J. Gilchrist, CFA[a]	5 RICs 9 PIVs 10 other accounts	$4.927 billion $1.577 billion $1.6 billion	None	None
	Thomas F. Marsico[b]	30 RICs 15 PIVs 136 other accounts	$19.352 billion $2.286 billion $13.613 billion	None	None
Marsico Growth Fund	Thomas F. Marsico[b]	30 RICs 15 PIVs 136 other accounts	$15.647 billion $2.286 billion $13.613 billion	None	None
	A. Douglas Rao[c]	10 RICs 2 other accounts	$9.580 billion $4.757 billion	None	None
Marsico International Opportunities Fund	James G. Gendelman	20 RICs 8 PIVs 22 other accounts	$7.607 billion $1.238 billion $2.201 billion	None	None
Multi-Advisor International Equity Fund	James G. Gendelman	20 RICs 8 PIVs 22 other accounts	$8.062 billion $1.238 billion $2.201 billion	None	None

*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
[a]

One of the “Other Accounts” is a wrap fee platform, which includes 2,357 of underlying clients with total assets of approximately $458 million and one of the “Other Accounts” represents a model portfolio with total assets of approximately $117 million.

[b]

One of the “Other Accounts” is a wrap fee platform, which includes 9,270 underlying clients with total assets of approximately $2,945 and two of the “Other Accounts” represent model portfolio with total assets of approximately $1.813 billion.

[c]

The “Other Accounts” are a wrap fee platform, which includes approximately 9,270 underlying clients with total assets of approximately $2.945 billion, and a model portfolio with total assets of approximately $1.812 billion.

Marsico Portfolio Manager(s) Compensation

The compensation package for portfolio managers of Marsico is structured as a combination of base salary (may be reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on a number of factors including Marsico’s overall profitability for the period. Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the portfolio manager provides investment advisory services. In receiving compensation such as bonuses, portfolio managers do not receive special consideration based on the performance of particular accounts, and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. No other special employee incentive arrangements are currently in place or being planned. In addition to salary and bonus, portfolio managers may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees. Portfolio manager compensation comes solely from Marsico. In addition, Marsico’s portfolio managers typically are offered equity interests in Marsico Management Equity, LLC, which indirectly owns Marsico, and may receive distributions on those equity interests.

As a general matter, Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, comparisons with fixed benchmarks may not always be useful. Relevant benchmarks vary depending on specific investment styles and client guidelines or restrictions, and comparisons to benchmark performance may at times reveal more about market sentiment than about a portfolio manager’s abilities. To encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may also be significant in determining portfolio manager compensation include, without limitation, the effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may or may not purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline. The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although Marsico does not track the time a portfolio manager spends on a single portfolio, it does assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he is responsible. Marsico seeks to manage competing interests for the time and attention of portfolio managers.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives or strategies will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

The Administrator

Columbia Management Investment Advisers, LLC (which is also the Adviser) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administrative Services Agreement, the Administrator has agreed to provide all of the services and facilities necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by each Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with each Fund.

Administration Fee Rates Paid by the Funds

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, as set forth in the Administrative Services Agreement, and as shown in the section entitled Primary Service Providers – The Administrator in each Fund’s prospectuses.

The Previous Administrator received fees from the Funds for its services as reflected in the following charts, which show administration fees paid to and, as applicable waived/reimbursed by the Previous Administrator, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Administration Fee Paid	$645,345	$867,215	$1,501,974
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Global Value Fund
Administration Fee Paid	$65,422	$211,052	$483,369
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Large Cap Enhanced Core Fund
Administration Fee Paid	$760,800	$970,695	$1,247,255
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Large Cap Index Fund
Administration Fee Paid	$2,231,508	$2,238,144	$2,721,298
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Large Cap Value Fund
Administration Fee Paid	$3,641,178	$4,741,946	$7,040,233
Amount Reimbursed	—	$200,002	$200,001
Amount Waived	—	—	—

Marsico 21st Century Fund
Administration Fee Paid	$8,603,983	$15,005,283	$15,184,769
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Marsico Global Fund***
Administration Fee Paid	—	—	N/A
Amount Reimbursed	—	—	N/A
Amount Waived	—	—	—

Marsico International Opportunities Fund
Administration Fee Paid	$2,706,440	$5,232,450	$7,047,989
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mid Cap Index Fund
Administration Fee Paid	$1,474,963	$1,534,088	$1,983,318
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mid Cap Value Fund
Administration Fee Paid	$6,437,740	$6,836,190	$7,040,843
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Multi-Advisor International Equity Fund
Administration Fee Paid	$2,340,535	$3,345,352	$4,370,355
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Overseas Value Fund***
Administration Fee Paid	—	—	N/A
Amount Reimbursed	—	—	N/A
Amount Waived	—	—	N/A

Small Cap Index Fund
Administration Fee Paid	$1,163,978	$1,162,133	$1,544,239
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Small Cap Value Fund II
Administration Fee Paid	$1,916,545	$1,901,446	$1,229,303
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.

**	Marsico Global Fund commenced operations in April 2008 and therefore paid no administration fees prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no administration fees prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*		Fiscal Year Ended March 31, 2007*

International Value Fund**
Administration Fee Paid	$2,523,528	$3,627,490	$5,790,419		$6,574,153
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Large Cap Core Fund
Administration Fee Paid	$1,646,222	$1,967,356	$1,820,111	***	$1,907,360	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Marsico Focused Equities
Administration Fee Paid	$6,259,486	$8,469,821	$5,370,916	***	$5,095,728	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Marsico Growth Fund
Administration Fee Paid	$8,032,650	$7,436,572	$7,074,752	***	$5,791,064	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

Small Cap Growth Fund II
Administration Fee Paid	$296,532	$372,770	$331,182	***	$416,914	***
Amount Reimbursed	—	—	—		—
Amount Waived	—	—	—		—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
**	The Administration fees are paid at both the Master Portfolio- and Feeder Fund –levels; amounts shown above include only the portion paid at the Feeder Fund-level.
***	Prior to the Fund’s conversion from a feeder fund in a master/feeder structure to a stand-alone fund, the Administration fees were paid at both the Master Portfolio- and Feeder-Fund levels; amounts shown include only the portion paid at the Feeder-Fund level.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Administration Fee Paid	$56,172	$68,070	$103,492
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

California Intermediate Municipal Bond Fund
Administration Fee Paid	$258,160	$264,344	$163,661
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Corporate Bond Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Georgia Intermediate Municipal Bond Fund
Administration Fee Paid	$141,447	$133,545	$115,028
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

High Income Fund
Administration Fee Paid	$1,610,648	$1,462,420	$1,581,588	**
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Balanced Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income and Growth Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

LifeGoal® Income Portfolio
Administration Fee Paid	$39,883	$38,550	$39,819
Amount Reimbursed	$27,743	$26,949	$30,446
Amount Waived	—	—	—

Maryland Intermediate Municipal Bond Fund
Administration Fee Paid	$181,093	$177,259	$176,246
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Masters International Equity Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Mortgage- and Asset-Backed Portfolio
Administration Fee Paid	—	—	—
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

North Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$234,514	$212,808	$193,432
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Short Term Bond Fund
Administration Fee Paid	$2,556,779	$1,550,851	$1,165,896
Amount Reimbursed	$97,492	$241,564	—
Amount Waived	—	—	—

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Short Term Municipal Bond Fund
Administration Fee Paid	$2,935,466	$1,071,138	$511,659
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

South Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$235,422	$242,696	$199,829
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Total Return Bond Fund
Administration Fee Paid	$1,803,180	$2,099,443	$2,638,964
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

Virginia Municipal Bond Fund
Administration Fee Paid	$411,604	$408,177	$395,351
Amount Reimbursed	—	—	—
Amount Waived	—	—	—

*	All amounts were paid to or waived/reimbursed by the Previous Administrator.
**	Prior to the Fund’s conversion from a feeder fund in a master/feeder structure to a stand-alone fund, the Administration fees were paid at both the Master Portfolio- and Feeder-Fund levels; amounts shown include only the portion paid at the Feeder Fund-level.

Pricing and Bookkeeping Services

State Street is responsible for providing certain pricing and bookkeeping services to the Funds. The Administrator is responsible for overseeing the performance of these services and for certain other services.

Services Provided

Effective December 15, 2006, the Trust entered into a Financial Reporting Services Agreement with State Street and the Previous Adviser (the Financial Reporting Services Agreement) pursuant to which State Street provides financial reporting services to the Funds. Also effective December 15, 2006, the Trust entered into an Accounting Services Agreement with State Street and the Previous Adviser (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street provides accounting services to the Funds. Effective May 1, 2010, the State Street Agreements were amended to, among other things, assign and delegate the Previous Adviser’s rights and obligations under the State Street Agreements to the Administrator. Under the State Street Agreements, each Fund (except the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Portfolios and Masters International Equity Portfolio) pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee for a Fund during any year shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). Each Fund (except the Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and LifeGoal® Portfolios), also reimburses State Street for certain out-of-pocket expenses and charges.

Under the State Street Agreements, LifeGoal® Income Portfolio and Masters International Equity Portfolio pay State Street an annual fee of $26,000 paid monthly. LifeGoal® Income Portfolio also reimburses State Street for certain out-of-pocket expenses and charges. Except for LifeGoal® Income Portfolio, the LifeGoal® Portfolios do not pay any separate fees for services rendered under the State Street Agreements, and, except for LifeGoal® Income Portfolio, the fees for pricing and bookkeeping services incurred by the LifeGoal® Portfolios are paid as part of the management fee.

Pursuant to an assumption agreement with the Adviser, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio do not pay separate fees for services rendered under the State Street Agreements and do not pay fees for pricing and bookkeeping services.

From December 15, 2006 through May 1, 2010, the Trust was party to a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with the Previous Adviser. Under the Services Agreement, the Previous Adviser provided services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provided oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, each Fund reimbursed the Previous Adviser for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds’ portfolio securities, incurred by the Previous Adviser in the performance of services under the Services Agreement. Prior to January 1, 2008, the Funds also reimbursed the Previous Adviser for accounting oversight services and services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002. Effective May 1, 2010, the services previously provided by the Previous Adviser under the Services Agreement began to be provided by the Administrator under the Administrative Services Agreement, and the Services Agreement was terminated.

Pricing and Bookkeeping Fees Paid by the Funds

The Previous Adviser and State Street received fees from the Funds for their services as reflected in the following charts, which show the net pricing and bookkeeping fees paid to State Street and to the Previous Adviser for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$117,450	$136,127	$155,666

Global Value Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$59,373	$72,500	$101,627

Large Cap Enhanced Core Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$117,947	$129,888	$142,326

Large Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Large Cap Value Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$141,357	$141,105	$141,180

Marsico 21st Century Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$147,990	$144,160	$151,351

Marsico Global Fund**
Amount Paid to Adviser	—	—	N/A
Amount Paid to State Street	$22,418	$16,411	N/A

Marsico International Opportunities Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$151,423	$150,412	$151,942

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Mid Cap Index Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$145,331	$145,519	$145,051

Mid Cap Value Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$141,991	$141,486	$141,577

Multi-Advisor International Equity Fund
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$155,605	$153,963	$155,814

Overseas Value Fund***
Amount Paid to Adviser	—	—	N/A
Amount Paid to State Street	$15,682	$14,124	N/A

Small Cap Index Fund
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Small Cap Value Fund II
Amount Paid to Adviser	—	—	$11,588
Amount Paid to State Street	$141,971	$141,609	$139,589

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	Marsico Global Fund commenced operations in April 2008 and therefore paid no pricing and bookkeeping fees prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no pricing and bookkeeping fees prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*	Fiscal Year Ended March 31, 2007*
International Value Fund**
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$38,000	$38,000	$34,835	$38,000

Large Cap Core Fund
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$144,815	$144,115	$34,834	$38,000

Marsico Focused Equities Fund
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$143,765	$143,367	$34,834	$38,000

Marsico Growth Fund***
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$143,813	$60,038	$38,309	$38,000

Small Cap Growth Fund II
Amount Paid to Adviser	—	—	$2,603	—
Amount Paid to State Street	$89,209	$100,308	$34,834	$38,000

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.
**	The Pricing and Bookkeeping Fees are paid at both the Master Portfolio- and Feeder Fund-levels; amounts shown above include only the portion paid at the Feeder Fund-level.
***	Marsico Growth Fund converted from a feeder fund in a master/feeder structure to a stand-alone fund on November 10, 2008. All amounts shown prior to that date are only the portion that was paid at the Feeder Fund-level.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$69,984	$73,930	$78,683

California Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$89,890	$93,328	$72,662

Corporate Bond Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

Georgia Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$68,821	$66,874	$64,146

High Income Fund
Amount Paid to Adviser	—	—	$2,603
Amount Paid to State Street	$169,120	$159,698	$46,793

LifeGoal® Balanced Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Income and Growth Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

LifeGoal® Income Portfolio
Amount Paid to Adviser	—	—	$8,032
Amount Paid to State Street	$26,283	$26,128	$26,000

Maryland Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$74,271	$73,866	$73,668

Masters International Equity Portfolio
Amount Paid to Adviser	—	—	$8,032
Amount Paid to State Street	$26,284	$26,151	$23,027

Mortgage- and Asset-Backed Portfolio
Amount Paid to Adviser	—	—	—
Amount Paid to State Street	—	—	—

North Carolina Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$84,310	$77,582	$76,676

Short Term Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$170,978	$171,635	$159,889

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Short Term Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$184,672	$159,109	$108,490

South Carolina Intermediate Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$81,480	$81,703	$74,147

Total Return Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$187,866	$191,276	$198,744

Virginia Municipal Bond Fund
Amount Paid to Adviser	—	—	$10,280
Amount Paid to State Street	$107,431	$105,618	$103,264

*	All amounts “Paid to Adviser” were paid to the Previous Adviser.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use appropriate efforts to find purchasers for the shares of the Funds. The Distributor’s address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act. See Investment Advisory and Other Services – Distribution and Servicing Plans for more information about the share classes for which the Trust has adopted a Distribution Plan.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Adviser and its affiliates.

The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions Paid by the Funds

The Previous Distributor received commissions and other compensation for its services as reflected in the following charts, which show amounts paid to the Previous Distributor, as well as amounts the Previous Distributor retained, for the three most recently completed fiscal years, except as otherwise indicated.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Convertible Securities Fund
Amount Paid
Class A shares	$44,314	$45,753	$112,195
Amount Retained
Class A shares	$6,663	$7,725	$19,691
Class B shares	$15,863	$64,574	$117,174
Class C shares	$141	$2,957	$4,789

Global Value Fund
Amount Paid
Class A shares	$5	$534	$516
Amount Retained
Class A shares	—	$77	$74
Class B shares	$2,301	$15,805	$22,822
Class C shares	—	$58	$368

Large Cap Enhanced Core Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	—	—	—
Class R shares	—	—	—

Large Cap Index Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	$15	$446	—
Class B shares	$4,216	$14,227	—

Large Cap Value Fund
Amount Paid
Class A shares	$153,445	$178,936	$353,351
Amount Retained
Class A shares	$25,081	$29,956	$60,814
Class B shares	$57,696	$221,885	$492,464
Class C shares	$1,728	$2,847	$6,649

Marsico 21st Century Fund
Amount Paid
Class A shares	$813,469	$4,159,043	$12,947,491
Amount Retained
Class A shares	$120,518	$683,537	$2,024,258
Class B shares	$402,871	$516,184	$289,032
Class C shares	$144,216	$531,406	$345,480

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Marsico Global Fund**
Amount Paid
Class A shares	$12,606	$6,062	N/A
Amount Retained
Class A shares	$1,779	$696	N/A
Class C shares	$743	$606	N/A

Marsico International Opportunities Fund
Amount Paid
Class A shares	$69,193	$302,677	$895,581
Amount Retained
Class A shares	$10,762	$54,459	$172,178
Class B shares	$38,709	$72,437	$46,425
Class C shares	$4,361	$20,577	$18,926

Mid Cap Index Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	—	—	—

Mid Cap Value Fund
Amount Paid
Class A shares	$267,654	$770,465	$2,497,114
Amount Retained
Class A shares	$45,628	$127,913	$404,357
Class B shares	$88,854	$191,561	$281,240
Class C shares	$20,739	$82,583	$69,456

Multi-Advisor International Equity Fund
Amount Paid
Class A shares	$13,134	$29,574	$56,978
Amount Retained
Class A shares	$2,007	$4,955	$10,323
Class B shares	$1,146	$2,895	$4,383
Class C shares	—	$155	$794

Overseas Value Fund***
Amount Paid	—	—	N/A
Amount Retained	—	—	N/A

Small Cap Index Fund
Amount Paid
Class A shares	—	—	—
Amount Retained
Class A shares	—	—	—

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Year Ended February 29, 2008*
Small Cap Value Fund II
Amount Paid
Class A shares	$8,583	$69,290	$369,025
Amount Retained
Class A shares	$1,118	$13,657	$59,495
Class B shares	$8,191	$13,646	$7,183
Class C shares	$1,745	$18,619	$11,554

*	All amounts were paid to or retained by the Previous Distributor.
**	Marsico Global Fund commenced operations in April 2008 and therefore paid no underwriting commissions prior to that date.
***	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no underwriting commissions prior to that date.

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*	Fiscal Year Ended March 31, 2007*
International Value Fund
Amount Paid
Class A shares	$242,634	$684	$3,365	$4,037
Amount Retained
Class A shares	$34,160	$123	$514	$2,873
Class B shares	$507	$6,436	$21,443	$68,082
Class C shares	$827	$241	$246	$2,382

Large Cap Core Fund
Amount Paid
Class A shares	$42,420	$51,581	$55,167	$63,329
Amount Retained
Class A shares	$6,503	$8,300	$7,051	$9,738
Class B shares	$3,239	$4,423	$7,596	$12,538
Class C shares	$203	$128	$1,173	$3

Marsico Focused Equities Fund
Amount Paid
Class A shares	$264,977	$416,549	$789,688	$1,182,320
Amount Retained
Class A shares	$44,751	$70,078	$120,841	$181,454
Class B shares	$118,597	$207,952	$205,714	$390,545
Class C shares	$24,741	$58,825	$57,001	$76,216

Marsico Growth Fund
Amount Paid
Class A shares	$341,752	$577,560	$1,548,919	$1,901,364
Amount Retained
Class A shares	$66,515	$93,405	$219,479	$293,009
Class B shares	$119,246	$215,743	$130,863	$223,664
Class C shares	$43,937	$157,908	$105,184	$145,140

Fund	Fiscal Year Ended February 28, 2010*	Fiscal Year Ended February 28, 2009*	Fiscal Period Ended February 29, 2008*	Fiscal Year Ended March 31, 2007*
Small Cap Growth Fund II
Amount Paid
Class A shares	$21,406	$38,170	$64,488	$66,395
Amount Retained
Class A shares	$12,949	$3,046	$6,108	$10,204
Class B shares	$1,948	$6,115	$11,977	$21,722
Class C shares	$551	$795	$1,423	$513

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
Asset Allocation Fund II
Amount Paid
Class A shares	$18,211	$23,096	$40,023
Amount Retained
Class A shares	$2,904	$3,460	$6,401
Class B shares	$502	$6,156	$4,775
Class C shares	$12	$350	$115

Corporate Bond Portfolio
Amount Paid
Shares	—	—	—

High Income Fund
Amount Paid
Class A shares	$159,763	$109,439	$193,929
Amount Retained
Class A shares	$19,213	$18,628	$23,028
Class B shares	$28,742	$70,082	$154,792
Class C shares	$5,225	$4,660	$4,914

LifeGoal® Balanced Growth Portfolio
Amount Paid
Class A shares	$707,466	$824,098	$1,678,950
Amount Retained
Class A shares	$112,738	$132,234	$288,116
Class B shares	$220,799	$479,481	$556,817
Class C shares	$6,080	$56,297	$30,593

LifeGoal® Growth Portfolio
Amount Paid
Class A shares	$357,761	$619,512	$1,467,904
Amount Retained
Class A shares	$54,808	$99,409	$252,171
Class B shares	$109,835	$230,340	$294,499
Class C shares	$6,240	$14,107	$28,334

Fund	Fiscal Year Ended March 31, 2010*	Fiscal Year Ended March 31, 2009*	Fiscal Year Ended March 31, 2008*
LifeGoal® Income and Growth Portfolio
Amount Paid
Class A shares	$161,707	$248,920	$376,066
Amount Retained
Class A shares	$27,891	$45,674	$63,391
Class B shares	$43,762	$137,664	$125,774
Class C shares	$2,141	$9,112	$7,352

LifeGoal® Income Portfolio
Amount Paid
Class A shares	$12,780	$20,370	$28,029
Amount Retained
Class A shares	$1,355	$1,738	$2,616
Class B shares	$6,709	$5,919	$11,651
Class C shares	$145	$1,609	$26

Masters International Equity Portfolio
Amount Paid
Class A shares	$22,038	$125,854	$385,492
Amount Retained
Class A shares	$17,969	$21,250	$66,088
Class B shares	$14,287	$19,308	$17,122
Class C shares	$588	$6,443	$7,687

Mortgage- and Asset-Backed Portfolio
Amount Paid
Shares	—	—	—

Short Term Bond Fund
Amount Paid
Class A shares	$243,246	$70,381	$10,094
Amount Retained
Class A shares	$99,958	$19,312	$2,260
Class B shares	$4,116	$2,819	$4,984
Class C shares	$33,731	$14,417	$1,919

Short Term Municipal Bond Fund
Amount Paid
Class A shares	$338,947	$163,550	$145
Amount Retained
Class A shares	$262,334	$56,320	$32
Class B shares	—	—	—
Class C shares	$30,159	$4,996	$203

Total Return Bond Fund
Amount Paid
Class A shares	$16,557	$14,461	$7,265
Amount Retained
Class A shares	$1,585	$1,258	$795
Class B shares	$2,468	$8,232	$7,327
Class C shares	$420	$278	$600

*	All amounts were paid to or retained by the Previous Distributor.

Fund	Fiscal Period Ended March 31, 2010*	Fiscal Period Ended March 31, 2009*	Fiscal Period Ended March 31, 2008*
California Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$13,765	$13,086	$1,585
Amount Retained
Class A shares	$4,013	$21,316	$162
Class B shares	$991	$1,377	$540
Class C shares	$828	$406	—

Georgia Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$32,915	$4,631	$7,927
Amount Retained
Class A shares	$3,025	$454	$839
Class B shares	$582	—	$2,301
Class C shares	$462	—	—

Maryland Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$71,197	$31,838	$11,083
Amount Retained
Class A shares	$6,775	$3,179	$1,176
Class B shares	$485	$283	$654
Class C shares	—	—	—

North Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$31,713	$21,324	$6,097
Amount Retained
Class A shares	$13,321	$2,537	$669
Class B shares	$713	$229	$2,893
Class C shares	$409	—	$263

South Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$53,622	$18,959	$4,052
Amount Retained
Class A shares	$24,755	$7,258	$345
Class B shares	—	—	$1,134
Class C shares	$322	$141	$1,210

Virginia Municipal Bond Fund
Amount Paid
Class A shares	$28,594	$22,633	$21,118
Amount Retained
Class A shares	$3,230	$2,300	$2,173
Class B shares	$698	$97	$1.746
Class C shares	$970	$947	$21

*	All amounts were paid to or retained by the Previous Distributor.

Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Adviser, Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Adviser and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Adviser and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part 1A of the Adviser’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Adviser’s business, assets under management, affiliates and potential conflicts of interest. Part 1A of the Adviser’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Adviser, including, among others, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Adviser and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Adviser and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Wanger Asset Management, LLC) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Adviser and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Adviser or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Adviser, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Adviser, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Adviser or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Adviser has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Adviser and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Adviser, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Adviser or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – The Adviser and Investment Advisory Services – Portfolio Manager(s) – The Adviser’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Adviser may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Adviser, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Adviser and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Adviser endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Adviser’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Adviser has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Adviser and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Adviser’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Adviser and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.

Certain Investment Limitations

Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as emerging or international markets, and certain transactions, such as those involving certain futures and derivatives as well as restrictions applicable to certain issuers (e.g., poison pills), may impose limits on the aggregate amount of investments that may be made by affiliated investors, including accounts owned or managed by the same or affiliated managers, in the aggregate or in individual issuers. In these circumstances, the Adviser may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Adviser has procedures in place designed to monitor potential conflicts arising from regulatory and other limits. Nonetheless, given the complexity of these limits, the Adviser and its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Adviser of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Adviser.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Adviser, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Adviser and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Investment Services Corp. (formerly, RiverSource Service Corporation) is the transfer agent for the Funds. The Transfer Agent is located at One Financial Center, Boston, MA 02111. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, pay the Transfer Agent an annual transfer agency fee of $12.08 per account, payable monthly for all share classes, except for Class I shares, and, prior to September 7, 2010, paid the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) an annual transfer agency fee of $22.36 per account, payable monthly.

In addition, effective September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds in an annual amount equal to 0.20% of the average aggregate value of the Fund’s shares maintained in such omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services, Inc. is the broker of record or accounts where the beneficial owner is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent is reimbursed $16.00 annually, calculated monthly based on the total number of positions in such accounts at the end of such month) for all share classes, except for Class I, Class R4, and Class Y shares. For Class R4 shares, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimburse the Transfer Agent for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Funds subject to an annual limitation of 0.05% of the net assets attributable to such shares. Prior to September 7, 2010, the Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, reimbursed the Transfer Agent (and, prior to May 1, 2010, the Previous Transfer Agent) for the fees and expenses the Transfer Agent paid to financial intermediaries that maintained omnibus accounts with the Funds, subject to a cap of up to $22.36 per account for financial intermediaries that sought payment by the Transfer Agent on a per account basis and a cap equal to 0.15% of a Fund’s net assets represented by such an account for financial intermediaries that sought payment by the Transfer Agent based on a percentage of net assets.

The Funds, except for Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Balanced Growth Portfolio, LifeGoal® Growth Portfolio, and LifeGoal® Income and Growth Portfolio, also pay certain reimbursable out-of-pocket expenses of the Transfer Agent. The Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds.

For the period January 1, 2008 through December 31, 2009, the Previous Transfer Agent was paid an annual transfer agency fee of $17.34 per account, payable monthly. In addition, the Previous Transfer Agent was paid for the fees and expenses the Previous Transfer Agent paid to third party dealer firms that maintained omnibus accounts with certain of the Funds, subject to a cap equal to 0.15% of a Fund’s net assets represented by the account. For the period April 1, 2006 through December 31, 2007, the Previous Transfer Agent was paid an annual fee of $17.00 per account, payable monthly. For the period November 1, 2005 through March 31, 2006, the Previous Transfer Agent was paid an annual fee of $15.23 per account, payable monthly. For the period September 1, 2005 through December 31, 2007, the Previous Transfer Agent was entitled to reimbursement by certain Funds for the fees and expenses that the Previous Transfer Agent paid to dealer firms or transfer agents that maintained omnibus accounts with such Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account.

The Funds that offer Class R4 shares have a Plan Administration Services Agreement with the Transfer Agent. Under the agreement, the Funds pay for plan administration services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and Health Savings Accounts (HSAs). The fee for services is equal on an annual basis to 0.25% of the average daily net assets of each Fund attributable to Class R4 shares.

Transfer agency costs for each Fund are calculated separately for each of (i) Class Y shares, (ii) Class R4 shares and (iii) all other share classes (except Class I shares, which pay no transfer agency fees). The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street, which is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111, is the Funds’ Custodian. State Street is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The financial statements for the fiscal years ended on or after March 31, 2010 contained in a Fund’s Annual Report were audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review their tax returns for the fiscal years ended on or after March 31, 2011.

The Reports of Independent Registered Public Accounting Firm and the audited financial statements are included in the annual reports to shareholders of the Funds, and are incorporated herein by reference. No other parts of the annual reports or semi-annual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Funds’ prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Goodwin Procter LLP serves as legal counsel to the Trust. Its address is 901 New York Avenue N.W., Washington, DC, 20001.

Distribution and Servicing Plans

The Trust has adopted distribution and/or shareholder servicing plans for the Class B shares, Class C shares, Class R shares, Class R4 shares and Class W shares of the Funds and a combined shareholder servicing and distribution plan for Class A shares. See Capital Stock and Other Securities for information about which Funds offer which classes of shares. The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in any such shares. See the prospectuses for Class B shares of the Funds for details.

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	none	none	0.25%*
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%[a]
Class I	none	none	none
Class R	0.50%	— [b]	0.50%
Class R4	none	0.25%[c]	0.25%[c]
Class W	0.25%	0.25%	0.25%
Class Y	none	none	none
Class Z	none	none	none

*	The Funds pay a combined distribution and service fee pursuant to their combined shareholder servicing and distribution plan for Class A shares.
[a]

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of Short Term Bond Fund so that the distribution fee does not exceed 0.31% annually and the combined distribution and service fee does not exceed 0.56% annually. This arrangement may be modified or terminated by the Distributor at any time.

[b]	Class R shares pay a distribution fee pursuant to a Fund’s distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares.
[c]

The shareholder service fees for Class R4 shares are not paid pursuant to a 12b-1 plan. Under a Plan Administration Services Agreement, the Funds’ Class R4 shares pay for plan administration services, including services such as implementation and conversion services, account set-up. and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts.

The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for the shareholder services they have provided. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes’ shares. Payments are made at an annual rate and paid monthly, as a percentage of average daily net assets, set from time to time by the Board, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans may be paid to affiliates of the Distributor and Ameriprise Financial.

Under the shareholder servicing plan, the Board must review, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which those expenditures were made. The initial term of the shareholder servicing plan is one year and it will continue in effect from year to year after its initial one-year term provided that its continuance is specifically approved at least annually by a majority of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the shareholder servicing plan or in any agreement related to it. Any material amendment to the shareholder servicing plan must be approved in the same manner. The shareholder servicing plan is terminable at any time with respect to the Funds by a vote of a majority of the Independent Trustees.

The Trustees believe the distribution plans could be a significant factor in the growth and retention of a Fund’s assets resulting in more advantageous expense ratios and increased investment flexibility which could benefit each class of Fund shareholders. The distribution plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Independent Trustees. The distribution plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the distribution plans must be approved by the Trustees in the manner provided in the foregoing sentence. The distribution plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares.

Distribution and Service Fees Paid by the Funds

The Previous Distributor received distribution and service fees from the Funds for its services as reflected in the following charts, which show distribution and service fees paid to and waived by the Previous Distributor for the most recently completed fiscal year, except as otherwise indicated. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor and Previous Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges. Class Y shares and Class Z shares do not pay distribution and service fees.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended February 28, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Convertible Securities Fund
Combined Shareholder Servicing and Distribution Fee	$452,015	N/A	N/A	N/A
Distribution Fee	—	$217,252	$151,485	N/A
Service Fee	—	$72,417	$50,495	N/A
Fees Waived by the Distributor	—	—	—	N/A

Global Value Fund
Combined Shareholder Servicing and Distribution Fee	$43,756	N/A	N/A	N/A
Distribution Fee	—	$60,336	$175,288	N/A
Service Fee	—	$20,112	$58,429	N/A
Fees Waived by the Distributor	—	—	—	N/A

International Value Fund
Combined Shareholder Servicing and Distribution Fee	$839,422	N/A	N/A	N/A
Distribution Fee	—	$117,908	$471,362	N/A
Service Fee	—	$39,414	$157,299	N/A
Fees Waived by the Distributor	—	—	—	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Large Cap Core Fund
Combined Shareholder Servicing and Distribution Fee	$308,472	N/A	N/A	N/A
Distribution Fee	—	$25,822	$16,769	N/A
Service Fee	—	$8,610	$5,586	N/A
Fees Waived by the Distributor	—	—	—	N/A

Large Cap Enhanced Core Fund
Combined Shareholder Servicing and Distribution Fee	$29,925	N/A	N/A	N/A
Distribution Fee	—	N/A	N/A	$365
Service Fee	—	N/A	N/A	—
Fees Waived by the Distributor	—	N/A	N/A	—

Large Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$450,571	N/A	N/A	N/A
Distribution Fee	—	$28,498	N/A	N/A
Service Fee	—	$9,500	N/A	N/A
Fees Waived by the Distributor	—	—	N/A	N/A

Large Cap Value Fund
Combined Shareholder Servicing and Distribution Fee	$2,116,593	N/A	N/A	N/A
Distribution Fee	—	$931,465	$278,193	$1,043
Service Fee	—	$310,488	$92,731	—
Fees Waived by the Distributor	—	—	—	—

Marsico 21st Century Fund
Combined Shareholder Servicing and Distribution Fee	$5,312,864	N/A	N/A	N/A
Distribution Fee	—	$865,694	$5,219,447	$229,926
Service Fee	—	$288,564	$1,739,815	—
Fees Waived by the Distributor	—	—	—	—

Marsico Focused Equities Fund
Combined Shareholder Servicing and Distribution Fee	$3,765,167	N/A	N/A	N/A
Distribution Fee	—	$520,025	$2,265,084	N/A
Service Fee	—	$173,342	$755,028	N/A
Fees Waived by the Distributor	—	—	—	N/A

Marsico Global Fund
Combined Shareholder Servicing and Distribution Fee	$4,057	N/A	N/A	N/A
Distribution Fee	—	N/A	$8,834	$4,318
Service Fee	—	N/A	$2,945	—
Fees Waived by the Distributor	—	N/A	—	—

Marsico Growth Fund
Combined Shareholder Servicing and Distribution Fee	$4,043,631	N/A	N/A	N/A
Distribution Fee	—	$377,764	$3,184,187	$65,356
Service Fee	—	$125,921	$1,061,396	—
Fees Waived by the Distributor	—	—	—	—

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Marsico International Opportunities Fund
Combined Shareholder Servicing and Distribution Fee	$554,223	N/A	N/A	N/A
Distribution Fee	—	$141,837	$353,171	$15,664
Service Fee	—	$47,279	$117,724	—
Fees Waived by the Distributor	—	—	—	—

Mid Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$297,022	N/A	N/A	N/A
Distribution Fee	—	N/A	N/A	N/A
Service Fee	—	N/A	N/A	N/A
Fees Waived by the Distributor	—	N/A	N/A	N/A

Mid Cap Value Fund
Combined Shareholder Servicing and Distribution Fee	$3,275,124	N/A	N/A	N/A
Distribution Fee	—	$555,246	$1,337,147	$1,054,475
Service Fee	—	$183,887	$443,036	—
Fees Waived by the Distributor	—	—	—	—

Multi-Advisor International Equity Fund
Combined Shareholder Servicing and Distribution Fee	$58,172	N/A	N/A	N/A
Distribution Fee	—	$9,896	$13,300	$992
Service Fee	—	$3,299	$4,433	—
Fees Waived by the Distributor	—	—	—	—

Overseas Value Fund
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A
Distribution Fee	—	N/A	—	—
Service Fee	—	N/A	—	—
Fees Waived by the Distributor	—	—	—	—

Small Cap Growth Fund II
Combined Shareholder Servicing and Distribution Fee	$295,265	N/A	N/A	N/A
Distribution Fee	—	$27,741	$19,673	N/A
Service Fee	—	$9,242	$6,551	N/A
Fees Waived by the Distributor	—	—	—	N/A

Small Cap Index Fund
Combined Shareholder Servicing and Distribution Fee	$166,219	N/A	N/A	N/A
Distribution Fee	—	N/A	N/A	N/A
Service Fee	—	N/A	N/A	N/A
Fees Waived by the Distributor	—	N/A	N/A	N/A

Small Cap Value Fund II
Combined Shareholder Servicing and Distribution Fee	$869,827	N/A	N/A	N/A
Distribution Fee	—	$22,185	$188,396	$103,273
Service Fee	—	$7,388	$62,797	—
Fees Waived by the Distributor	—	—	—	—

*	All amounts were paid to or waived by the Previous Distributor.

Distribution and Services Fees Paid by the Funds for the Fiscal Year Ended March 31, 2010*

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
Asset Allocation Fund II
Combined Shareholder Servicing and Distribution Fee	$169,852	N/A	N/A	N/A	N/A
Distribution Fee	—	$17,494	$5,233	N/A	N/A
Service Fee	—	$5,831	$1,744	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

California Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$43,341	N/A	N/A	N/A	N/A
Distribution Fee	—	$1,855	$11,515	N/A	N/A
Service Fee	—	$618	$3,839	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Corporate Bond Portfolio
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A	N/A
Distribution Fee	N/A	N/A	N/A	N/A	—
Service Fee	N/A	N/A	N/A	N/A	—
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	—

Georgia Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$43,782	N/A	N/A	N/A	N/A
Distribution Fee	—	$9,036	$22,158	N/A	N/A
Service Fee	—	$3,015	$7,386	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

High Income Fund
Combined Shareholder Servicing and Distribution Fee	$248,940	N/A	N/A	N/A	N/A
Distribution Fee	—	$280,926	$168,507	N/A	N/A
Service Fee	—	$93,642	$56,169	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

LifeGoal® Balanced Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$546,946	N/A	N/A	N/A	N/A
Distribution Fee	—	$1,354,042	$596,938	$9,178	N/A
Service Fee	—	$451,347	$198,979	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

LifeGoal® Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$391,736	N/A	N/A	N/A	N/A
Distribution Fee	—	$671,947	$471,008	$6,656	N/A
Service Fee	—	$223,982	$157,003	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
LifeGoal® Income and Growth Portfolio
Combined Shareholder Servicing and Distribution Fee	$136,936	N/A	N/A	N/A	N/A
Distribution Fee	—	$322,250	$161,951	$2,344	N/A
Service Fee	—	$107,417	$54,049	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

LifeGoal® Income Portfolio
Combined Shareholder Servicing and Distribution Fee	$33,338	N/A	N/A	N/A	N/A
Distribution Fee	—	$56,642	$41,333	N/A	N/A
Service Fee	—	$18,891	$13,781	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Maryland Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$64,534	N/A	N/A	N/A	N/A
Distribution Fee	—	$11,470	$19,721	N/A	N/A
Service Fee	—	$3,828	$6,571	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Masters International Equity Portfolio
Combined Shareholder Servicing and Distribution Fee	$138,968	N/A	N/A	N/A	N/A
Distribution Fee	—	$29,802	$82,039	$150	N/A
Service Fee	—	$9,938	$27,350	—	N/A
Fees Waived by the Distributor	—	—	—	—	N/A

Mortgage- and Asset- Backed Portfolio
Combined Shareholder Servicing and Distribution Fee	N/A	N/A	N/A	N/A	N/A
Distribution Fee	N/A	N/A	N/A	N/A	—
Service Fee	N/A	N/A	N/A	N/A	—
Fees Waived by the Distributor	N/A	N/A	N/A	N/A	—

North Carolina Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$71,879	N/A	N/A	N/A	N/A
Distribution Fee	—	$12,236	$28,699	N/A	N/A
Service Fee	—	$4,079	$9,566	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Short Term Bond Fund
Combined Shareholder Servicing and Distribution Fee	$467,584	N/A	N/A	N/A	N/A
Distribution Fee	—	$76,368	$532,171	N/A	N/A
Service Fee	—	$25,456	$177,390	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Shares
Short Term Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$940,719	N/A	N/A	N/A	N/A
Distribution Fee	—	$3,281	$381,034	N/A	N/A
Service Fee	—	$1,094	$127,022	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

South Carolina Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$58,148	N/A	N/A	N/A	N/A
Distribution Fee	—	$12,402	$58,377	N/A	N/A
Service Fee	—	$4,126	$19,458	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Total Return Bond Fund
Combined Shareholder Servicing and Distribution Fee	$48,959	N/A	N/A	N/A	N/A
Distribution Fee	—	$35,210	$29,886	N/A	N/A
Service Fee	—	$11,737	$9,962	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

Virginia Intermediate Municipal Bond Fund
Combined Shareholder Servicing and Distribution Fee	$127,074	N/A	N/A	N/A	N/A
Distribution Fee	—	$14,232	$16,153	N/A	N/A
Service Fee	—	$4,759	$5,385	N/A	N/A
Fees Waived by the Distributor	—	—	—	N/A	N/A

*	All amounts were paid to or waived by the Previous Distributor.

The Distributor may use the entire amount of its fees to defray the costs of commissions and service fees paid to selling and/or servicing agents and for certain other purposes. Since the distribution and service fees are payable regardless of the Distributor’s expenses, the Distributor may realize a profit from the fees. The distribution plans authorize any other payments by the Funds to the Distributor and its affiliates (including the Adviser) to the extent that such payments might be construed to be indirectly financing the distribution of a Fund’s shares. There were no unreimbursed expenses incurred under the distribution plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Columbia Funds. The fees paid under a distribution plan adopted by a Fund may be used to finance the distribution of the shares of other Columbia Funds. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

Expense Limitations

The Adviser has voluntarily agreed to reimburse a portion of the Funds’ expenses so that the Funds’ ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, do not exceed the following percentages:

Fund	Expenses as a Percent of Average Daily Net Assets on an Annualized Basis
For Funds with fiscal year ended February 28
Convertible Securities Fund	0.95%
Global Value Fund*	1.35%
International Value Fund	1.35%
Large Cap Core Fund	1.00%
Large Cap Enhanced Core Fund*	0.70%
Large Cap Index Fund*	0.14%
Large Cap Value Fund	1.00%
Marsico 21st Century Fund	1.20%
Marsico Focused Equities Fund	1.20%
Marsico Global Fund	N/A
Marsico Growth Fund	1.20%
Marsico International Opportunities Fund	1.50%
Mid Cap Index Fund	0.20%
Mid Cap Value Fund	1.05%
Multi-Advisor International Equity Fund	1.35%
Overseas Value Fund	1.35%
Small Cap Growth Fund II*	1.10%
Small Cap Index Fund*	0.20%
Small Cap Value Fund II*	1.10%

Fund	Expenses as a Percent of Average Daily Net Assets on an Annualized Basis
For Funds with fiscal year ended March 31
Asset Allocation Fund II	0.95%
California Intermediate Municipal Bond Fund*	0.55%
Corporate Bond Portfolio	N/A
Georgia Intermediate Municipal Bond Fund*	0.55%
High Income Fund	1.00%
LifeGoal® Balanced Growth Portfolio	N/A
LifeGoal® Growth Portfolio	N/A
LifeGoal® Income and Growth Portfolio	N/A
LifeGoal® Income Portfolio	N/A
Maryland Intermediate Municipal Bond Fund*	0.55%
Masters International Equity Portfolio	0.00%
Mortgage- and Asset-Backed Portfolio	N/A
North Carolina Intermediate Municipal Bond Fund*	0.55%
Short Term Bond Fund	0.48%
Short Term Municipal Bond Fund*	0.50%
South Carolina Intermediate Municipal Bond Fund*	0.55%
Total Return Bond Fund*	0.70%
Virginia Intermediate Municipal Bond Fund*	0.55%

*	The Adviser is entitled to recover from the Fund any fees waived or expenses reimbursed for a three year period following the date of such waiver or reimbursement if such recovery does not cause the Fund’s expenses to exceed the expense limitations in effect at the time of recovery.

These arrangements may be modified or terminated by the Adviser at any time.

For Short Term Bond Fund, the Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that it does not exceed 0.31% annually. This arrangement may be modified or terminated by the Distributor at any time.

Advisory Fee Waiver for Certain Funds – Period ending June 30, 2011

The Adviser has contractually agreed to waive a portion of the investment advisory fee for Marsico 21st Century Fund, Marsico Focused Equities Fund, Marsico International Opportunities Fund, Marsico Growth Fund and Multi-Advisor International Equity Fund through June 30, 2011 in an amount that is calculated based on the difference between the subadvisory fees that would have been payable to Marsico based on the subadvisory fee rates then in effect immediately prior to January 1, 2008 and the fees payable to Marsico under the current subadvisory fee rates. See Investment Advisory and Other Services – The Subadviser(s) and Investment Subadvisory Services for information on the subadvisory fee rates.

Advisory Fee Waiver for LifeGoal® Income Portfolio – Period ending July 31, 2011

The Adviser has contractually agreed to reimburse a portion of LifeGoal® Income Portfolio’s expenses through July 31, 2011 so that the Portfolio’s ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, and expenses associated with the Portfolio’s investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed the following percentages:

Portfolio	Expenses as a Percent of Average Daily Net Assets on an Annualized Basis
LifeGoal® Income Portfolio (Portfolio-level commitment)	0.42%

Advisory/Administration Fee Waivers for LifeGoal® Income Portfolio – Period ending July 31, 2011

Portfolio	Advisory Waivers	Administration Waivers
LifeGoal® Income Portfolio	0.10%[1]	0.10%[2]

[1]

The Adviser shall waive advisory fees payable to it under the Investment Management Services Agreement on assets invested in individual securities, Corporate Bond Portfolio and Mortgage-and Asset-Backed Portfolio.

[2]

The Adviser shall waive administration fees payable to it under the Administration Agreement on assets invested in other Columbia Funds (Corporate Bond Portfolio and Mortgage-and Asset-Backed Portfolio are not considered Columbia Funds).

Codes of Ethics

The Funds, the Adviser, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j–1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549–1520.

Proxy Voting Policies and Procedures

The Funds have delegated to the Adviser, or as applicable, the subadviser, the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Adviser, the Board reviewed and approved the policies and procedures adopted by the Adviser and, as applicable, a subadviser. These included the procedures that the Adviser follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Adviser (or subadviser), its affiliates, its other clients or other persons.

The Adviser’s policy is to vote all proxies for Fund securities in a manner considered by the Adviser to be in the best interest of the Funds and their shareholders without regard to any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Adviser also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Adviser determines the best interest of the Funds in light of the potential economic return on each Fund’s investment.

The Adviser seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Adviser’s Proxy Voting Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Adviser, its affiliates, its other clients or other persons. The Adviser’s Proxy Voting Committee is composed of representatives of the Adviser’s equity investments, equity research, compliance, legal and operations functions. In addition to the responsibilities described above, the Proxy Voting Committee has the responsibility to review, at least annually, the Adviser’s proxy voting policies to ensure consistency with internal policies and regulatory requirements and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Voting Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Voting Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Voting Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Voting Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Adviser has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiamanagement.com and (ii) on the SEC’s website at www.sec.gov. For a copy of the Adviser’s and subadvisers’ policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Adviser or the investment subadviser(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Adviser, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Adviser or the Administrator.

The Adviser has agreed to bear all fees and expenses of Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, LifeGoal® Growth Portfolio, LifeGoal® Balanced Growth Portfolio and LifeGoal® Growth and Income Portfolio except taxes, brokerage fees and commissions, costs, including interest expenses, of borrowing money, extraordinary expenses and any applicable 12b-1 fees, shareholder servicing fees and/or shareholder administration fees. The expenses borne by the Adviser include custodian, transfer agent, legal and audit fees and costs, expenses of issue, sale, redemption and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, and the cost of preparing and printing prospectuses and SAIs distributed to the Portfolios’ shareholders. This assumption does not include advisory fees to the Adviser.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or certain Columbia Funds, including the Funds based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

The Board

Leadership Structure and Risk Oversight

The Board oversees management of the Trust and the Funds. The Board has a duty to act in the best interest of shareholders when supervising and overseeing the management and operations of the Trust. The Board consists of seven Trustees who have extensive and varied experience and skills. Six of the Trustees are Independent Trustees. The Trust currently treats the remaining Trustee, Dr. Anthony M. Santomero, as an “interested person” (as defined in the 1940 Act) of the Columbia Funds (the Interested Trustee) because he serves as a Director of Citigroup, Inc. and CitiBank N.A. companies that may engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Funds or other funds or accounts advised/managed by the Adviser. Further information about the background and qualifications of each of the Trustees can be found in the section Trustee Biographical Information and Qualifications.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman actively participates in the development of the agendas for Board meetings, presides at Board Meetings and acts as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board has several standing committees (the Committees), which are an integral part of the Funds’ overall governance and risk management oversight structure. The standing Committees are the Audit Committee, the Governance Committee, the Contracts Review Committee and the Investment Committee. The roles of each Committee are more fully described in the section Standing Committees below.

The Funds have retained the Adviser as the Funds’ investment adviser and administrator. The Adviser provides the Funds with investment advisory services, and is responsible for day-to-day management and administration of the Funds and management of the risks that arise from the Funds’ investments and operations. The Board is responsible for overseeing the Adviser and other service providers in the operation of the Trust, including with respect to risk management functions. The Funds and the Trust are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Day-to-day risk management functions are subsumed within the responsibilities of the Adviser, the subadvisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs. Each of the Adviser, the subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their analysis of the risks, functions and business models.

Risk oversight forms part of the Board’s general oversight of the Funds and the Trust and is addressed as part of various Board and Committee activities. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or even mitigate their occurrence or effects. As part of its regular oversight of the Trust, the Board, directly or through a Committee, interacts with and reviews reports from, among others, the Adviser, subadvisers, the independent registered public accounting firm for the Fund, and internal auditors for the Adviser or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions. The Board and the Audit Committee also meet periodically with the Funds’ Chief Compliance Officer, to receive reports regarding the compliance of the Funds and their principal service providers with the federal securities laws and their internal compliance policies and procedures. The Board and the Audit Committee review and approve the compliance program of the Fund and certain of its service providers, and also receive periodic and annual reports from the Funds’ Chief Compliance Officer, as required under applicable regulations. The Board, with the assistance of the Investment Committee, reviews investment policies and risks in connection with its review of the Funds’ performance, and meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds, including their investment risks. In addition, as part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.

The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. The Board reviews its leadership structure periodically and believes that its structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and each Committee promotes independence from the Adviser in setting agendas and conducting meetings. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing smaller groups of Trustees to bring increased focus to matters within the purview of each Committee. The leadership structure of the Board, including the manner in which it conducts its risk oversight role, may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Standing Committees

The Trust has four standing Committees, which are the Audit Committee, the Contracts Review Committee, the Governance Committee and the Investment Committee.

In general, the function of the Audit Committee is oversight of the financial aspects of the Trust and Funds and approval of and interaction with the Funds’ Independent Auditors. Management (which generally means the appropriate officers of the Trust, and a Fund’s investment adviser(s), administrator(s) and other key service providers (other than the independent registered public accounting firm)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent registered public accounting firm is responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent registered public accounting firm is primarily responsible for considering such internal controls over financial reporting in connection with its financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of the Funds maintained by key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent registered public accounting firm for the Fund prior to the engagement of such independent registered public accounting firm; (iii) pre-approve all audit and non-audit services provided to a Fund by its independent registered public accounting firm, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent registered public accounting firm to the Fund’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to a Fund, if the engagement relates directly to the operations and financial reporting of a Fund. The members of the Audit Committee are William A. Hawkins (Chair), Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all Independent Trustees.

The primary responsibilities of the Contracts Review Committee, as set forth in its charter, include reviewing and making recommendations to the Board as to: (i) contractual arrangements; (ii) the factors considered in approving investment advisory and the investment subadvisory agreements; and (iii) service provider oversight and performance. Among other responsibilities, the Contracts Review Committee also oversees and coordinates activities of consultants and legal or financial experts that may be engaged under certain circumstances. The members of the Contracts Review Committee are R. Glenn Hilliard (Chair), William P. Carmichael, John J. Nagorniak and Anthony M. Santomero. With the exception of the Interested Trustee, the Contracts Review Committee members are all Independent Trustees.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) overseeing issues of corporate governance for the Trust and the Funds; (iii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment adviser or subadviser or any control affiliate thereof, including deferred compensation and retirement policies; and (iv) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw (Chair), William A. Hawkins, R. Glenn Hilliard and William P. Carmichael (ex officio). The Governance Committee members are all Independent Trustees.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board with respect to investment issues in extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for each Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. The Chairperson of the Investment Committee is Edward J. Boudreau, Jr. Each Trustee is a member of the Investment Committee. With the exception of the Interested Trustee, the Investment Committee members are all Independent Trustees.

The table below shows the number of times the committees met during each Fund’s most recent fiscal year. The table is organized by fiscal year end.

Fiscal Period	Audit Committee	Contracts Review Committee	Governance Committee	Investment Committee
For Funds with fiscal years ending February 28	5	4	7	7
For Funds with fiscal years ending March 31	5	4	7	7

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that each Trustee shall be an individual of at least 21 years of age who is not under a legal disability. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates. Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, subadvisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s experience working with the other Trustees and management; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) his or her educational background, professional training, and/or other life experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee.

Following is a summary of each Trustee’s particular professional and other experience that qualifies each person to serve as a Trustee of the Trust as of the date of this SAI:

Edward J. Boudreau, Jr. Mr. Boudreau has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2005. In addition, he has over thirty years of business and consulting experience, primarily in the financial services industry, including as the chief executive of a mutual fund management company.

William P. Carmichael. Mr. Carmichael has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 1999, and has served as Chairman of the Board of the Trust and of certain other trusts in the Columbia Funds Complex since 2003. Mr. Carmichael served in various senior financial and directorship positions with global consumer products companies. Mr. Carmichael is a certified public accountant and a licensed attorney.

William A. Hawkins. Mr. Hawkins has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2005. He currently serves as the President and Chief Executive Officer of California General Bank and has over thirty years of executive level experience in the banking industry. Mr. Hawkins is a certified financial planner and a chartered property and casualty underwriter, as well as holding series 7, 24 and 63 licenses from the Financial Industry Regulatory Authority.

R. Glenn Hilliard. Mr. Hilliard has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2005. Mr. Hilliard is currently the Chairman and Chief Executive Officer of The Hilliard Group, LLC. He has over twenty years executive level experience in the insurance industry. Mr. Hilliard has served on the Board of Directors and as non-executive chairman of Conseco, Inc. for a number of years. Mr. Hilliard is also a licensed attorney.

John J. Nagorniak. Mr. Nagorniak has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2008. Mr. Nagorniak has served in executive level and director positions for over twenty-five years. He is a chartered financial analyst and is currently a Trustee of the Research Foundation of the CFA Institute.

Minor M. Shaw. Ms. Shaw has served as a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2003. Ms. Shaw is the President of certain private companies and is a member of the Board of Piedmont Natural Gas and Blue Cross and Blue Shield of South Carolina. Ms. Shaw also serves as an active member on the boards of numerous educational and public service organizations.

Anthony M. Santomero. Dr. Santomero has been a Trustee of the Trust and of certain other trusts in the Columbia Funds Complex since 2008. Dr. Santomero has over thirty years of experience as a professor of finance and private consultant specializing in issues including risk management, financial restructuring, credit risk evaluation and management, and regulation. He has served as consultant to financial institutions and agencies in the U.S. and various countries in the European Union and the European Community itself, as well as institutions in various countries around the world. Additionally, Dr. Santomero has served as President and Chief Executive Officer of the Federal Reserve Bank of Philadelphia.

The following table provides additional biographical information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Investment Advisers, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), from 2000 through current	52	Trustee – BofA Funds Series Trust (II Portfolios)

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	52	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Simmons Company (bedding); and The Finish Line (athletic shoes and apparel); Trustee – BofA Funds Series Trust (II Portfolios); former Director of Spectrum Brands, Inc. (consumer products)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President and Chief Executive Officer – California Bank, N.A., from January 2008 through current	52	Trustee – BofA Funds Series Trust (II Portfolios)

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Non-Executive Director & Chairman – Conseco, Inc. (insurance), September 2003 through current; Executive Chairman – Conseco, Inc. (insurance), August 2004 through September 2005	52	Director – Conseco, Inc. (insurance); Trustee – BofA Funds Series Trust (II Portfolios)

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
John J. Nagorniak (Born 1944) Trustee	Indefinite term; Trustee since January 2008	Retired; President and Director – Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director – Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman – Franklin Portfolio Associates (investing – Mellon affiliate) 1982 through 2007	52	Trustee – Research Foundation of CFA Institute; Director – MIT Investment Company; Trustee – MIT 401k Plan; Trustee – BofA Funds Series Trust (II Portfolios)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	52	Board Member – Piedmont Natural Gas; Trustee – BofA Funds Series Trust (II Portfolios)

Interested Trustee Biographical Information
Anthony M. Santomero[1] (Born 1946) Trustee	Indefinite term; Trustee since January 2008	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, from 2002 through current; Senior Advisor – McKinsey & Company (consulting), 2006 through 2008; President and Chief Executive Officer – Federal Reserve Bank of Philadelphia, 2000 through 2006	52	Director – Renaissance Reinsurance Ltd.; Trustee – Penn Mutual Life Insurance Company; Director – Citigroup; Trustee – BofA Funds Series Trust (II Portfolios)

[1]

Dr. Santomero is currently deemed by the Columbia Funds to be an “interested person” (as defined in the 1940 Act) of the Funds because he serves as a Director of Citigroup, Inc. and Citibank N.A., companies that may directly or through subsidiaries and affiliates engage from time-to-time in brokerage execution, principal transactions and lending relationships with the Columbia Funds or other funds or accounts advised/managed by the Adviser.

Compensation

Trustees are compensated for their services to the Columbia Funds complex on a complex-wide basis, as shown in the table below.

	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]

For Funds with fiscal year ending February 28
Convertible Securities Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Global Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
International Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Core Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Enhanced Core Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Index Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Large Cap Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico 21st Century Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico Focused Equities Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico Global Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico Growth Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Marsico International Opportunities Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mid Cap Index Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mid Cap Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Multi-Advisor International Equity Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Overseas Value Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Small Cap Growth Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Small Cap Index Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]
Small Cap Value Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

For Funds with fiscal year ending March 31
Asset Allocation Fund II	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
California Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Corporate Bond Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
Georgia Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
High Income Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
LifeGoal® Balanced Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Income and Growth Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
LifeGoal® Income Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Maryland Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Masters International Equity Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Mortgage- and Asset- Backed Portfolio	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	N/A	N/A	N/A	N/A	N/A	N/A
North Carolina Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Short Term Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Short Term Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
South Carolina Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

	Aggregate Compensation from Fund
	Independent Trustees
Fund	Edward J. Boudreau, Jr.[1]	William P. Carmichael[2]	Minor M. Shaw[3]	R. Glenn Hilliard[4]	William A. Hawkins[5]	John J. Nagorniak[6]
Total Return Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173
Virginia Intermediate Municipal Bond Fund	$4,608	$5,546	$4,452	$4,530	$4,608	$3,908
Amount deferred	$1,571	$0	$2,226	$0	$83	$1,173

[1]

During the calendar year ended December 31, 2009, Mr. Boudreau deferred $81,627 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Boudreau’s account under that plan was $286,846.

[2]

During the calendar year ended December 31, 2009, Mr. Carmichael deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Carmichael’s account under that plan was $1,056,273.

[3]

During the calendar year ended December 31, 2009, Ms. Shaw deferred $132,587 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Ms. Shaw’s account under that plan was $576,224.

[4]

During the calendar year ended December 31, 2009, Mr. Hilliard deferred $31,154 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Hilliard’s account under that plan was $605,201.

[5]

During the calendar year ended December 31, 2009, Mr. Hawkins deferred $0 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Hawkins’s account under that plan was $0.

[6]

During the calendar year ended December 31, 2009, Mr. Nagorniak deferred $69,170 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Mr. Nagorniak’s account under that plan was $130,303.

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
For funds with fiscal year ending February 28
Convertible Securities Fund	$4,139
Amount deferred	$1,931
Global Value Fund	$4,139
Amount deferred	$1,931
International Value Fund	$4,139
Amount deferred	$1,931
Large Cap Core Fund	$4,139
Amount deferred	$1,931
Large Cap Enhanced Core Fund	$4,139
Amount deferred	$1,931
Large Cap Index Fund	$4,139
Amount deferred	$1,931
Large Cap Value Fund	$4,139
Amount deferred	$1,931
Marsico 21st Century Fund	$4,139
Amount deferred	$1,931

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
Marsico Focused Equities Fund	$4,139
Amount deferred	$1,931
Marsico Global Fund	$4,139
Amount deferred	$1,931
Marsico Growth Fund	$4,139
Amount deferred	$1,931
Marsico International Opportunities Fund	$4,139
Amount deferred	$1,931
Mid Cap Index Fund	$4,139
Amount deferred	$1,931
Mid Cap Value Fund	$4,139
Amount deferred	$1,931
Multi-Advisor International Equity Fund	$4,139
Amount deferred	$1,931
Overseas Value Fund	$4,139
Amount deferred	$1,931
Small Cap Growth Fund II	$4,139
Amount deferred	$1,931
Small Cap Index Fund	$4,139
Amount deferred	$1,931
Small Cap Value Fund II	$4,139
Amount deferred	$1,931

For funds with fiscal year ending March 31
Asset Allocation Fund II	$4,139
Amount deferred	$1,931
California Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Corporate Bond Portfolio	$4,139
Amount deferred	N/A
Georgia Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
High Income Fund	$4,139
Amount deferred	$1,931
LifeGoal® Balanced Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Income and Growth Portfolio	$4,139
Amount deferred	N/A
LifeGoal® Income Portfolio	$4,139
Amount deferred	$1,931

Aggregate Compensation from Fund
Interested Trustee
Fund	Anthony M. Santomero[7]
Maryland Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Masters International Equity Portfolio	$4,139
Amount deferred	$1,931
Mortgage- and Asset- Backed Portfolio	$4,139
Amount deferred	N/A
North Carolina Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Short Term Bond Fund	$4,139
Amount deferred	$1,931
Short Term Municipal Bond Fund	$4,139
Amount deferred	$1,931
South Carolina Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931
Total Return Bond Fund	$4,139
Amount deferred	$1,931
Virginia Intermediate Municipal Bond Fund	$4,139
Amount deferred	$1,931

[7]

During the calendar year ended December 31, 2009, Dr. Santomero deferred $122,207 of his total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. As of December 31, 2009, the value of Dr. Santomero’s account under that plan was $203,951.

Independent Trustee Compensation for the Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Funds Complex Paid to Independent Trustees for the Calendar Year Ended December 31, 2009[a]
Independent Trustees
Edward J. Boudreau, Jr.	$295,000
William P. Carmichael	$357,500
Minor M. Shaw	$287,500
R. Glenn Hilliard	$290,000
William A. Hawkins	$297,500
John J. Nagorniak	$250,000

Interested Trustee Compensation for the Calendar Year Ended December 31, 2009

Total Compensation from the Columbia Funds Complex Paid to Interested Trustee for the Calendar Year Ended December 31, 2009[a]
Interested Trustees
Anthony M. Santomero	$265,000

Columbia Funds Deferred Compensation Plan

Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as Trustee for that calendar year. Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and fees for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.

Distributions from a Trustee’s Deferral Account will be paid by check, either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of an unsecured creditor of the Columbia Fund(s) selected by such Trustee.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family overseen by the Trustees, including notional amounts through the Deferred Compensation Plan, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
Asset Allocation Fund II	A	A	A	A	A	A
California Intermediate Municipal Bond Fund	A	A	A	A	A	A
Convertible Securities Fund	A	A	A	A	A	A
Corporate Bond Portfolio	A	A	A	A	A	A
Georgia Intermediate Municipal Bond Fund	A	A	A	A	A	A
Global Value Fund	C	A	A	A	A	A
High Income Fund	A	A	A	A	A	A
International Value Fund	A	E	A	A	A	A
Large Cap Core Fund	C	A	A	A	A	A
Large Cap Enhanced Core Fund	A	A	A	A	A	A
Large Cap Index Fund	A	A	A	A	A	A
Large Cap Value Fund	A	A	A	A	A	A
LifeGoal® Balanced Growth Portfolio	A	A	A	A	A	A
LifeGoal® Growth Portfolio	A	A	A	A	A	A
LifeGoal® Income and Growth Portfolio	A	A	A	A	A	A
LifeGoal® Income Portfolio	A	A	A	A	A	A
Marsico 21st Century Fund	A	A	A	A	A	A
Marsico Focused Equities Fund	B	D	A	A	A	A
Marsico Global Fund	A	A	A	A	A	A

Fund	Edward J. Boudreau, Jr.	William P. Carmichael	Minor M. Shaw	R. Glenn Hilliard	William A. Hawkins	John J. Nagorniak
Marsico Growth Fund	A	D	A	A	A	A
Marsico International Opportunities Fund	A	A	A	A	A	A
Maryland Intermediate Municipal Bond Fund	A	A	A	A	A	A
Masters International Equity Portfolio	A	A	A	A	A	A
Mid Cap Index Fund	A	A	A	A	A	A
Mid Cap Value Fund	A	A	A	A	A	A
Mortgage- and Asset- Backed Portfolio	A	A	A	A	A	A
Multi-Advisor International Equity Fund	A	A	A	A	A	A
North Carolina Intermediate Municipal Bond Fund	A	A	A	A	A	A
Overseas Value Fund	A	A	A	A	A	A
Short Term Bond Fund	A	A	A	A	A	A
Short Term Municipal Bond Fund	A	A	A	A	A	A
Small Cap Growth Fund II	B	D	A	A	A	A
Small Cap Index Fund	A	A	A	A	A	A
Small Cap Value Fund II	B	A	A	A	A	A
South Carolina Intermediate Municipal Bond Fund	A	A	A	A	A	A
Total Return Bond Fund	A	A	A	A	A	A
Virginia Intermediate Municipal Bond Fund	A	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E	E	E	E	A	E

Interested Trustee Ownership for the Calendar Year Ended December 31, 2009

Fund	Anthony M. Santomero
Asset Allocation Fund II	A
California Intermediate Municipal Bond Fund	A
Convertible Securities Fund	A
Corporate Bond Portfolio	A
Georgia Intermediate Municipal Bond Fund	A
Global Value Fund	A
High Income Fund	A
International Value Fund	A
Large Cap Core Fund	A
Large Cap Enhanced Core Fund	A
Large Cap Index Fund	A
Large Cap Value Fund	A
LifeGoal® Balanced Growth Portfolio	A
LifeGoal® Growth Portfolio	A
LifeGoal® Income and Growth Portfolio	A
LifeGoal® Income Portfolio	A

Fund	Anthony M. Santomero
Marsico 21st Century Fund	A
Marsico Focused Equities Fund	A
Marsico Global Fund	A
Marsico Growth Fund	A
Marsico International Opportunities Fund	A
Maryland Intermediate Municipal Bond Fund	A
Masters International Equity Portfolio	A
Mid Cap Index Fund	A
Mid Cap Value Fund	A
Mortgage- and Asset- Backed Portfolio	A
Multi-Advisor International Equity Fund	A
North Carolina Intermediate Municipal Bond Fund	A
Overseas Value Fund	A
Short Term Bond Fund	A
Short Term Municipal Bond Fund	A
Small Cap Growth Fund II	A
Small Cap Index Fund	A
Small Cap Value Fund II	A
South Carolina Intermediate Municipal Bond Fund	A
Total Return Bond Fund	A
Virginia Intermediate Municipal Bond Fund	A
Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family Overseen by the Trustee	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964) One Financial Center Boston, MA 02111	President (Principal Executive Officer)	2009

Senior Vice President and General Manager – Mutual Fund Products, Columbia Management Investment Advisers, LLC since May 2010; President, Columbia Funds, since 2009, and RiverSource Funds, since May 2010 (previously Senior Vice President and Chief Financial Officer, Columbia

Funds, from June 2008 to January 2009, Treasurer, Columbia Funds, from October 2003 to May 2008, and senior officer of various other affiliated funds since 2000); Managing Director, Columbia Management Advisors, LLC from December 2004 to April 2010.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Michael G. Clarke (Born 1969) One Financial Center Boston, MA 02111	Senior Vice President and Chief Financial Officer (Principal Financial Officer)	2009	Vice President, Columbia Management Investment Advisers, LLC since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; senior officer of Columbia Funds and affiliated funds since 2002.

Scott R. Plummer (Born 1959) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President, Secretary and Chief Legal Officer	2010	Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President and Lead Chief Counsel – Asset Management, Ameriprise Financial, Inc. since May 2010 (previously Vice President and Chief Counsel – Asset Management, from 2005 to April 2010, and Vice President – Asset Management Compliance from 2004 to 2005); Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Vice President, General Counsel and Secretary, RiverSource Funds, since December 2006; Senior Vice President, Secretary and Chief Legal Officer, Columbia Funds, since May 2010.

Linda J. Wondrack (Born 1964) One Financial Center Boston, MA 02111	Senior Vice President and Chief Compliance Officer	2007	Vice President and Chief Compliance Officer, Columbia Management Investment Advisers, LLC since May 2010; Chief Compliance Officer, Columbia Funds, since 2007, and RiverSource Funds, since May 2010; Director (Columbia Management Group, LLC and Investment Product Group Compliance), Bank of America, from June 2005 to April 2010; Director of Corporate Compliance and Conflicts Officer of MFS Investment Management (investment management) from August 2004 to May 2005.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
William F. Truscott (Born 1960) 53600 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President	2010	Chairman of the Board, Columbia Management Investment Advisers, LLC since May 2010 (previously President, Chairman of the Board and Chief Investment Officer, from 2001 to April 2010); Chief Executive Officer, U.S. Asset Management & President, Annuities, Ameriprise Financial, Inc. since May 2010 (previously President – U.S. Asset Management and Chief Investment Officer from 2005 to April 2010, and Senior Vice President – Chief Investment Officer, from 2001 to 2005); Director, President and Chief Executive Officer, Ameriprise Certificate Company since 2006; Director, Columbia Management Investment Distributors, Inc. since May 2010 (previously Chairman of the Board and Chief Executive Officer from 2008 to April 2010); Chairman of the Board and Chief Executive Officer, RiverSource Distributors, Inc. since 2006.

Colin Moore (Born 1958) One Financial Center Boston, MA 02111	Senior Vice President	2010	Director and Chief Investment Officer, Columbia Management Investment Advisers, LLC since May 2010; Manager, Managing Director and Chief Investment Officer of Columbia Management Advisors, LLC from 2007 to April 2010; Head of Equities, Columbia Management Advisors, LLC from 2002 to 2007.

Michael A. Jones (Born 1959) 100 Federal Street Boston, MA 02110	Senior Vice President	2010	Director and President, Columbia Management Investment Advisers, LLC since May 2010; President and Director, Columbia Management Investment Distributors, Inc. since May 2010; Manager, Chairman, Chief Executive Officer and President, Columbia Management Advisors, LLC from 2007 to April 2010; Chief Executive Officer, President and Director, Columbia Management Distributors, Inc. from November 2006 to April 2010; previously, co-president and senior managing director at Robeco Investment Management.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Amy Johnson (Born 1965) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Senior Vice President	2010	Senior Vice President and Chief Operating Officer of the Adviser, since May 2010; Chief Administrative Officer, the Adviser from 2009 until May 2010; Vice President – Asset Management and Trust Company Services, the Adviser, 2006-2009; Vice President – Operations and Compliance, the Adviser, 2004-2006; Director of Product Development – Mutual Funds, Ameriprise Financial, 2001-2004.

Joseph F. DiMaria (Born 1968) One Financial Center Boston, MA 02111	Treasurer and Chief Accounting Officer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010; Head of Tax/Compliance and Assistant Treasurer, Columbia Management Advisors, LLC, from November 2004 to December 2005.

Marybeth Pilat (Born 1968) One Financial Center Boston, MA 02111	Deputy Treasurer	2010	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC, since May 2010; Vice President, Investment Operations, Bank of America, from October 2008 to April 2010; Finance Manager, Boston Children’s Hospital from August 2008 to October 2008; Director, Mutual Fund Administration, Columbia Management Advisors, LLC, from May 2007 to July 2008; Vice President, Mutual Fund Valuation, Columbia Management Advisors, LLC, from January 2006 to May 2007; Vice President, Mutual Fund Accounting Oversight, Columbia Management Advisors, LLC from January 2005 to January 2006.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Julian Quero (Born 1967) One Financial Center Boston, MA 02111	Deputy Treasurer	2008	Vice President, Mutual Fund Administration, Columbia Management Investment Advisers, LLC since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC, from August 2008 to April 2010; Senior Tax Manager, Columbia Management Advisors, LLC from August 2006 to July 2008; Senior Compliance Manager, Columbia Management Advisors, LLC from April 2002 to August 2006.

Stephen T. Welsh (Born 1957) One Financial Center Boston, MA 02111	Vice President	2006	President and Director, Columbia Management Investment Services Corp. since May 2010; President and Director, Columbia Management Services, Inc. from July 2004 to April 2010; Managing Director, Columbia Management Distributors, Inc. from August 2007 to April 2010.

Kathryn Thompson (Born 1967) One Financial Center Boston, MA 02111	Assistant Treasurer	2006	Director, Mutual Fund Accounting Oversight and Treasury of the Adviser, since May 2010; Vice President, Mutual Fund Accounting Oversight of the Previous Adviser from December 2004 to April 2010; Vice President, State Street Corporation (financial services) prior to December 2004.

Paul B. Goucher (Born 1968) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary	2010	Vice President and Chief Counsel of Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel from November 2008 to January 2010); Director, Managing Director and General Counsel of J. & W. Seligman & Co. Incorporated (Seligman) from July 2008 to November 2008 and Managing Director and Associate General Counsel of Seligman from January 2005 to July 2008.

Ryan C. Larrenaga (Born 1970) One Financial Center Boston, MA 02111	Assistant Secretary	2005	Counsel, Ameriprise Financial since May 2010; Assistant General Counsel, Bank of America from March 2005 to April 2010; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher O. Petersen (Born 1970) 5228 Ameriprise Financial Center Minneapolis, MN 55474	Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004 to January 2010); Assistant Secretary of RiverSource Funds since January 2007.

BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Adviser (or the investment subadviser(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Adviser’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

In placing orders for portfolio securities of the Funds, the Adviser gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than those that the Adviser’s staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services that are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces the Adviser’s own research, the receipt of such research does not tend to decrease the Adviser’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Adviser other than the Funds. Conversely, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser’s investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

Under Section 28(e) of the 1934 Act, the Adviser shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Funds in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Adviser. Investment decisions for the Funds and for the Adviser’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Adviser is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Columbia Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Adviser’s investment management activities, investment decisions for the Funds are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Columbia Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Funds and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal periods/years. In certain instances, the Funds may pay brokerage commissions to broker/dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

The following charts reflect the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal periods/years. Differences, year to year, in the amount of brokerage commissions paid by a Fund were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 29, 2008
Convertible Securities Fund	$78,360	$322,359	$284,499
Large Cap Enhanced Core Fund	$252,593	$1,214,329	$903,415
Large Cap Index Fund	$79,256	$57,287	$36,653
Large Cap Value Fund	$3,143,773	$3,621,587	$3,846,915
Marsico 21st Century Fund	$14,472,692	$18,909,158	$17,682,363

Fund	Fiscal Year Ended February 28, 2010		Fiscal Year Ended February 28, 2009		Fiscal Year Ended February 29, 2008
Mid Cap Value Fund	$6,634,701		$5,535,587		$3,076,353
Small Cap Value Fund II	$4,607,371		$2,963,749		$2,042,309
Global Value Fund	$43,086		$97,403.51		$336,900
Marsico Global Fund[1]	$19,741		$15,550		N/A
Marsico International Opportunities Fund	$4,199,116		$7,094,625		$8,847,436
Mid Cap Index Fund	$126,059		$131,394		$146,945
Multi-Advisor International Equity Fund	$2,712,557	*	$3,912,632	**	$4,860,579	***
Overseas Value Fund[2]	$16,847		$28,497		N/A
Small Cap Index Fund	$123,678		$188,373		$172,836

*	This amount includes $220,976 in commissions paid by the portion of the Fund that was subadvised by Causeway and $2,491,581 in commissions paid by the portion of the Fund that is subadvised by Marsico.
**	This amount includes $829,079 in commissions paid by the portion of the Fund that was subadvised by Causeway and $3,083,553 in commissions paid by the portion of the Fund that is sub-advised by Marsico.
***

This amount includes $1,112, 239 in commissions paid by the portion of the Fund that was subadvised by Causeway and $3,748,340 in commissions paid by the portion of the Fund that is sub-advised by Marsico.

[1]	Marsico Global Fund commenced operations in April 2008 and therefore paid no brokerage commissions prior to that date.
[2]	Overseas Value Fund commenced operations on March 31, 2008 and therefore paid no brokerage commissions prior to that date.

Fund	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008	Fiscal Year Ended March 31, 2007
International Value Fund*	$962,909	$1,020,816	$3,079,182	$3,022,497
Large Cap Core Fund	$3,517,838	$3,504,058	$2,410,933	$3,338,986
Marsico Focused Equities Fund	$6,633,291	$7,461,288	$7,365,073	$3,408,940
Marsico Growth Fund	$8,957,276	$11,114,481	$5,108,886	$3,906,181
Small Cap Growth Fund II	$1,469,836	$1,413,250	$2,688,711	$2,144,191

*	Because the Feeder Fund’s brokerage commissions are paid at the Master Portfolio level, amounts shown are for the Fund’s Master Portfolio.

Fund	Fiscal Year Ended March 31, 2010	Fiscal Year Ended March 31, 2009	Fiscal Year Ended March 31, 2008
Asset Allocation Fund II	$21,870	$41,585	$28,943
California Intermediate Municipal Bond Fund	—	$1,099	—
Corporate Bond Portfolio	$961	$12,273	$1,862
Georgia Intermediate Municipal Bond Fund	—	$472	—
High Income Fund	$3,715	$36,672	$75,531
LifeGoal® Balanced Growth Portfolio	$8,650	—	—
LifeGoal® Growth Portfolio	$5,730	—	—
LifeGoal® Income and Growth Portfolio	$2,180	—	—
LifeGoal® Income Portfolio	—	—	—
Maryland Intermediate Municipal Bond Fund	—	$875	—
Masters International Equity Portfolio	—	—	—
Mortgage- and Asset- Backed Portfolio	—	—	—
North Carolina Intermediate Municipal Bond Fund	—	$1,619	—
Short Term Bond Fund	$34,869	$10,309	$8,123
Short Term Municipal Bond Fund	—	—	—
South Carolina Intermediate Municipal Bond Fund	—	$1,486	—
Total Return Bond Fund	$85,184	$89,362	$57,337
Virginia Intermediate Municipal Bond Fund	—	$1,261	—

Brokerage Commissions Paid by the Funds to Certain Broker/Dealers

The Funds paid brokerage commissions to certain broker/dealers for the three most recently completed fiscal periods/years, as indicated in the following table:

		Aggregate Brokerage Commissions Paid
Fund	Broker/Dealer*	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Year Ended February 29, 2008

Global Value Fund	BAS	—	$2,907	$3,722
	MLPF&S	$2,509	—	N/A

Marsico 21st Century Fund	Banc of America Securities LLC (BAS)	—	—	—
	Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPF&S)	$413,221	$12,001	N/A

Marsico Global Value Fund	BAS	—	—	N/A
	MLPF&S	$839	—	N/A

Marsico International Opportunities Fund	BAS	—	—	N/A
	MLPF&S	$184,099	$24,106	N/A

Multi-Advisor International Equity Fund (Causeway** and Marsico)	BAS	—	—	N/A
Causeway**	MLPF&S	$33,848	$11,737	N/A
Marsico	MLPF&S	$106,469	$13,484	N/A

		Aggregate Brokerage Commissions Paid
Fund	Broker/Dealer*	Fiscal Year Ended February 28, 2010	Fiscal Year Ended February 28, 2009	Fiscal Period Ended February 29, 2008	Fiscal Year Ended March 31, 2007

International Value Fund	BAS	—	—	$5,021	N/A
	MLPF&S	$12,546	$40,508	N/A	N/A

Marsico Focused Equities Fund	BAS	—	—	—	—
	MLPF&S	$70,447	$713	N/A	N/A

Marsico Growth Fund	BAS	—	—	—	—
	MLPF&S	$148,003	$16,336	N/A	N/A

Fund	Broker/Dealer*	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Certain Broker/Dealers During the Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commissions Effected Through the Broker/Dealer During the Most Recent Fiscal Year
Marsico 21st Century Fund	MLPF&S	2.86%	2.68%
Marsico Focused Equities Fund	MLPF&S	1.06%	1.97%

Fund	Broker/Dealer*	Percentage of the Fund’s Aggregate Brokerage Commissions Paid to the Certain Broker/Dealers During the Most Recent Fiscal Year	Percentage of the Fund’s Aggregate Dollar Amount of Transactions Involving the Payment of Commissions Effected Through the Broker/Dealer During the Most Recent Fiscal Year
Marsico Growth Fund	MLPF&S	1.65%	2.42%
Global Value Fund	MLPF&S	1.5%	5.8%
Marsico Global Value Fund	MLPF&S	4.25%	3.59%
Marsico International Opportunities Fund	MLPF&S	4.38%	5.55%
Multi-Advisor International Equity Fund
Causeway**	MLPF&S	15%	28%
Marsico	MLPF&S	4.27%	5.37%
International Value Fund	MLPF&S	1.3%	1.3%

*	Prior to May 1, 2010, BAS and MLPF&S (as of January 1, 2009) and other broker-dealers affiliated with BANA were affiliated broker/dealers of the Fund by virtue of being under common control with the Previous Adviser. The affiliation created by this relationship ended on May 1, 2010, when the investment advisory agreement with the Previous Adviser was terminated and the Fund entered into a new investment management services agreement with the Adviser. However, BANA, on behalf of its fiduciary accounts, continues to have investments in certain of the Columbia Funds. The amounts shown include any brokerage commissions paid to BAS and MLPF&S after May 1, 2010.
**	Causeway served as co-investment subadviser to approximately half of the assets of Multi-Advisor International Equity Fund until July 8, 2009. At that time, the Previous Adviser assumed primary investment management responsibility for that portion of Multi-Advisor International Equity Fund previously subadvised by Causeway.

Directed Brokerage

The Funds or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Adviser.

During each Fund’s last fiscal year, the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:

Fund	Amount of Transactions	Related Commissions
For Funds with fiscal year ended February 28, 2010
Convertible Securities Fund	$84,141,442	$19,218
Global Value Fund	—	—
International Value Fund	—	—
Large Cap Core Fund	$3,437,201,420	$597,376
Large Cap Enhanced Core Fund	—	—
Large Cap Index Fund	—	—
Large Cap Value Fund	$2,852,218,744	$356,068
Marsico 21st Century Fund	$1,653,516,816	$2,716,976
Marsico Focused Equities Fund	$874,643,755	$1,240,638
Marsico Global Fund	$2,641,551	$4,576
Marsico Growth Fund	$1,072,612,866	$1,670,277
Marsico International Opportunities Fund	$1,148,257,498	$2,071,350
Mid Cap Index Fund	—	—
Mid Cap Value Fund	$4,260,260,243	$407,393

Fund	Amount of Transactions	Related Commissions
Multi-Advisor International Equity Fund	$730,003,570	$1,447,999
Overseas Value Fund	$8,723,978	$2,053
Small Cap Growth Fund II	$680,363,344	$64,147
Small Cap Index Fund	—	—
Small Cap Value Fund II	$1,661,955,281	$199,929

For Funds with fiscal year ended March 31, 2010
Asset Allocation Fund II	$764,628	$604
California Intermediate Municipal Bond Fund	—	—
Corporate Bond Portfolio	—	—
Georgia Intermediate Municipal Bond Fund	—	—
High Income Fund	$81,665	$464
LifeGoal® Balanced Growth Portfolio	—	—
LifeGoal® Growth Portfolio	—	—
LifeGoal® Income and Growth Portfolio	—	—
LifeGoal® Income Portfolio	—	—
Maryland Intermediate Municipal Bond Fund	—	—
Masters International Equity Portfolio	—	—
Mortgage- and Asset- Backed Portfolio	—	—
North Carolina Intermediate Municipal Bond Fund	—	—
Short Term Bond Fund	—	—
Short Term Municipal Bond Fund	—	—
South Carolina Intermediate Municipal Bond Fund	—	—
Total Return Bond Fund	—	—
Virginia Intermediate Municipal Bond Fund	—	—

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Funds.

As of each Fund’s fiscal year end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:

Investments in Securities of Regular Broker/Dealers

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended February 28, 2010
Convertible Securities Fund	CS First Boston Corp.	$4,440,770
	Goldman Sachs & Co.	$9,896,282
	Citigroup, Inc.	$10,683,096
	Deutsche Bank AG	$18,036,980

Global Value Fund	Citigroup, Inc.	$790,054

International Value Fund	None	$0

Fund	Broker/Dealer	Dollar Amount of Securities Held
Large Cap Core Fund	Morgan Stanley & Co., Inc.	$4,523,454
	JPMorgan Chase & Co.	$35,273,686
	Goldman Sachs & Co.	$27,955,380
	State Street Corp.	$2,792,055

Large Cap Enhanced Core Fund	Goldman Sachs & Co.	$5,206,455
	JPMorgan Chase & Co.	$7,470,660
	Morgan Stanley & Co., Inc.	$284,618
	Citigroup, Inc.	$4,344,860

Large Cap Index Fund	Goldman Sachs & Co.	$21,179,640
	Morgan Stanley & Co., Inc.	$10,092,695
	JPMorgan Chase & Co.	$43,572,205
	State Street Corp.	$5,854,872
	Citigroup, Inc.	$17,466,643
	Bank of New York Mellon Corp.	$9,049,225

Large Cap Value Fund	Goldman Sachs & Co.	$71,514,490
	Morgan Stanley & Co., Inc.	$37,947,188
	JPMorgan Chase & Co.	$88,368,255
	Citigroup, Inc.	$24,164,391

Marsico 21st Century Fund	JPMorgan Chase & Co.	$209,491,338
	State Street Corp.	$76,167,719
	Jefferies Group, Inc.	$102,963,894

Marsico Focused Equities Fund	Goldman Sachs & Co.	$112,953,650
	JPMorgan Chase & Co.	$101,678,956

Marsico Global Fund	JPMorgan Chase & Co.	$262,858

Marsico Growth Fund	Goldman Sachs & Co.	$136,367,376
	JPMorgan Chase & Co.	$119,551,041

Marsico International Opportunities Fund	CS First Boston Corp.	$36,296,625

Mid Cap Index Fund	Jefferies Group, Inc.	$6,256,224

Mid Cap Value Fund	None	$0

Multi-Advisor International Equity Fund	Barclays Capital	$11,847,972
	CS First Boston Corp.	$22,572,834

Overseas Value Fund	Barclays Capital	$144,656

Small Cap Growth Fund II	None	$0

Small Cap Index Fund	None	$0

Small Cap Value Fund II	None	$0

Fund	Broker/Dealer	Dollar Amount of Securities Held
For Funds with fiscal year ended March 31, 2010
Asset Allocation Fund II	Morgan Stanley & Co., Inc.	$714,439
	JPMorgan Chase & Co.	$3,467,919
	Goldman Sachs & Co.	$644,830
	Citigroup, Inc.	$710,140
	Barclays Capital	$193,601
	CS First Boston Corp.	$418,309
	Wachovia Corp.	$646,632
	UBS Warburg LLC	$326,481

California Intermediate Municipal Bond Fund	None	$0

Corporate Bond Portfolio	Barclays Capital	$138,762
	JPMorgan Chase & Co.	$86,304
	Wells Fargo & Co.	$135,807

Georgia Intermediate Municipal Bond Fund	None	$0

High Income Fund	None	$0

LifeGoal® Balanced Growth Portfolio	None	$0

LifeGoal® Growth Portfolio	None	$0

LifeGoal® Income and Growth Portfolio	None	$0

LifeGoal® Income Portfolio	None	$0

Maryland Intermediate Municipal Bond Fund	None	$0

Masters International Equity Portfolio	None	$0

Mortgage- and Asset- Backed Portfolio	CS First Boston Corp.	$151,287
	JPMorgan Chase & Co.	$653,143
	Morgan Stanley & Co., Inc.	$1,294,949
	Wells Fargo & Co.	$1,921,226
	UBS Warburg LLC	$1,383,094
	Citigroup, Inc.	$421,470

North Carolina Intermediate Municipal Bond Fund	None	$0

Short Term Bond Fund	Barclays Capital	$15,359,481
	CS First Boston Corp.	$78,017,877
	Goldman Sachs & Co.	$18,335,446
	JPMorgan Chase & Co.	$62,171,265
	Morgan Stanley & Co., Inc.	$10,283,062
	Citigroup, Inc.	$17,660,333
	Wells Fargo & Co.	$17,312,165
	UBS Warburg LLC	$28,990,178

Short Term Municipal Bond Fund	None	$0

South Carolina Intermediate Municipal Bond Fund	None	$0

Fund	Broker/Dealer	Dollar Amount of Securities Held

Total Return Bond Fund	Barclays Capital	$3,555,138
	Wells Fargo & Co.	$51,378,326
	Morgan Stanley & Co., Inc.	$20,592,570
	JPMorgan Chase & Co.	$40,962,258
	UBS Warburg LLC	$20,553,415
	Citigroup, Inc.	$13,233,784
	CS First Boston Corp.	$22,018,435
	Goldman Sachs & Co.	$15,153,171

Virginia Intermediate Municipal Bond Fund	None	$0

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor and the Adviser, may pay significant amounts to financial intermediaries (as defined below), including other Ameriprise Financial affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Funds through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support with respect to the Columbia Funds vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. The Board has authorized each Fund to pay up to 0.15% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Funds’ Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and/or other Ameriprise Financial affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	Acclaim Benefits, Inc.
•	A.G. Edwards
•	Alerus Retirement Solutions
•	Ameriprise Financial Services, Inc.*
•	Bank of America, N.A.
•	Benefit Plan Administrators
•	Bisys Retirement Services
•	Charles Schwab & Co.
•	Charles Schwab Trust Co.
•	Citigroup Global Markets Inc.
•	CitiStreet LLC
•	City National Bank
•	Compensation & Capital Administrative Services, Inc.
•	CPI Qualified Plan Consultants
•	Daily Access Concepts, Inc.
•	Digital Retirement Solutions
•	Dreyfus
•	Edward D. Jones & Co., L.P.
•	E*Trade Group, Inc.
•	ExpertPlan
•	Fidelity Investments Institutional Operations Co.
•	First Clearing LLC
•	Genworth Financial
•	GPC Securities, Inc.
•	Guardian Life Insurance Company
•	GWFS Equities, Inc.
•	Hartford Life Insurance Company
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Life Insurance and Annuity Company
•	ING Institutional Plan Services, LLP
•	John Hancock Life Insurance Company (USA)
•	John Hancock Life Insurance Company of New York
•	JP Morgan Retirement Plan Services LLC
•	Lincoln Financial Group
•	LPL Financial Corporation
•	Marshall & Illsley Trust Company
•	Massachusetts Mutual Life Insurance Company
•	Matrix Settlement & Clearance Services
•	Mercer HR Services, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Mid Atlantic Capital Corporation
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley & Co., Incorporated
•	MSCS Financial Services, LLC
•	National Investor Services Corp.
•	Newport Retirement Services, Inc.
•	New York State Deferred Compensation Plan
•	NYLife Distributors LLC
•	PNC Advisors
•	Princeton Retirement Group
•	Principal Life Insurance Company
•	Prudential Insurance Company of America
•	Prudential Retirement Insurance & Annuity Co.
•	Reliance Trust Company
•	Robert W. Baird & Co., Inc.
•	Royal Alliance Associates, Inc.
•	Standard Retirement Services, Inc.
•	TD Ameritrade Clearing Inc.
•	TD Ameritrade Trust Company
•	Teachers Insurance and Annuity Association of America
•	The 401k Company
•	T. Rowe Price Group, Inc.
•	The Vanguard Group, Inc.
•	Unified Trust Company, N.A.
•	UPromise Investments, Inc.
•	VALIC Retirement Services
•	Wachovia Bank, N.A.
•	Wachovia Securities, LLC
•	Wells Fargo Bank, N.A.
•	Wells Fargo Funds Management, LLC
•	Wilmington Trust Corporation
•	Wilmington Trust Retirement & Institutional Services Company

*	Ameriprise Financial affiliate

The Distributor and/or other Ameriprise Financial affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Ameriprise Financial affiliates.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices — Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund/Portfolio in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and the Adviser may make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary. The Distributor and affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries. Such increased payments may enable the financial intermediaries to offset credits that they may provide to their customers.

As of the date of this SAI, the Distributor and/or the Adviser had agreed to make marketing support payments with respect to the Columbia Funds to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments with Respect to the Columbia Funds from the Distributor and/or other Ameriprise Financial Affiliates

•	AIG Advisor Group
•	Ameriprise Financial Services, Inc.*
•	AXA Advisors, LLC
•	Banc of America Investment Services, Inc.
•	Banc of America Securities LLC
•	Bank of America, N.A.
•	Bank of New York
•	Citibank, N.A.
•	Citigroup Global Markets Inc.
•	Commonwealth Financial Network
•	Custodial Trust Company
•	Fidelity Brokerage Services, Inc.
•	Genworth Financial, Inc.
•	Goldman, Sachs & Co.
•	GunAllen Financial, Inc.
•	Harris Corporation
•	ING Life Insurance and Annuity Co.
•	J.J.B. Hilliard, W.L. Lyons, Inc.
•	J.P. Morgan Clearing Corp.
•	Liberty Life Insurance Co.
•	Lincoln Financial Advisors Corp.
•	Linsco/Private Ledger Corp.
•	Mellon Financial Markets, LLC
•	Merrill Lynch Life Insurance Company
•	Merrill Lynch, Pierce, Fenner & Smith Incorporated
•	Morgan Stanley & Co. Incorporated
•	MSCS Financial Services, LLC
•	National Financial Services LLC
•	Pershing LLC
•	Prudential Investment Management Services, LLC
•	Raymond James & Associates, Inc.
•	Raymond James Financial Services, Inc.
•	SEI Investments Inc.
•	State Street Global Markets, LLC
•	Transamerica Corporation
•	UBS Financial Services Inc.
•	US Bank National Association
•	Wachovia Securities LLC
•	Webster Investment Services, Inc.
•	Wells Fargo Corporate Trust Services
•	Wells Fargo Funds Management LLC
•	Wells Fargo Investments, LLC

*	Ameriprise Financial affiliate

The Distributor and/or the Adviser may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of each Fund by the Fund’s existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund may exchange those shares for Class B shares of a Fund. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Shares	Class W Shares	Class Y Shares[3]	Class Z Shares
Asset Allocation Fund II	✓	✓	✓							✓
California Intermediate Municipal Bond Fund	✓	✓	✓							✓
Convertible Securities Fund	✓	✓	✓	✓						✓
Corporate Bond Portfolio							✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓							✓
Global Value Fund	✓	✓	✓							✓
High Income Fund	✓	✓	✓							✓
International Value Fund	✓	✓	✓	✓	✓					✓
Large Cap Core Fund	✓	✓	✓	✓				✓		✓
Large Cap Enhanced Core Fund	✓			✓	✓				✓	✓
Large Cap Index Fund	✓	✓								✓
Large Cap Value Fund	✓	✓	✓	✓	✓			✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓		✓					✓

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares		Shares	Class W Shares	Class Y Shares[3]	Class Z Shares
LifeGoal® Growth Portfolio	✓	✓	✓		✓						✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓		✓						✓
LifeGoal® Income Portfolio	✓	✓	✓								✓
Marsico 21st Century Fund	✓	✓	✓		✓						✓
Marsico Focused Equities Fund	✓	✓	✓	✓							✓
Marsico Global Fund	✓		✓		✓						✓
Marsico Growth Fund	✓	✓	✓	✓	✓				✓		✓
Marsico International Opportunities Fund	✓	✓	✓	✓	✓						✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓								✓
Masters International Equity Portfolio	✓	✓	✓		✓						✓
Mid Cap Index Fund	✓			✓							✓
Mid Cap Value Fund	✓	✓	✓	✓	✓	✓	[2]		✓	✓	✓
Mortgage- and Asset- Backed Portfolio								✓
Multi-Advisor International Equity Fund	✓	✓	✓	✓	✓	✓	[2]		✓		✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓								✓
Overseas Value Fund	✓		✓		✓						✓
Short Term Bond Fund	✓	✓	✓	✓	✓	✓	[2]		✓	✓	✓
Short Term Municipal Bond Fund	✓	✓	✓								✓
Small Cap Growth Fund II	✓	✓	✓								✓
Small Cap Index Fund	✓										✓
Small Cap Value Fund II	✓	✓	✓	✓	✓						✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓								✓

Fund	Class A Shares	Class B Shares[1]	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Shares	Class W Shares	Class Y Shares[3]	Class Z Shares
Total Return Bond Fund	✓	✓	✓							✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓							✓

[1]

Class B shares of the Funds are closed to new investments, except for certain limited transactions from existing investors in Class B shares. Additional Class B shares of the Funds will be issued only in connection with (i) reinvestment of dividends and/or capital gain distributions in Class B shares of each Fund by the Fund’s existing Class B shareholders and (ii) exchanges by shareholders invested in Class B shares of a Columbia Fund may exchange those shares for Class B shares of a Fund. See the prospectuses for Class B shares of the Funds for details.

[2]	Class R4 shares of Mid Cap Value Fund, Multi-Advisor International Equity Fund and Short Term Bond Fund have not commenced operations as of the date of this SAI.
[3]	The Funds also offers Class Y shares, which are included in a different statement of additional information.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement or investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

With the exception of Class B shares, which no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions from existing investors in Class B shares as described in the prospectuses for Class B shares of the Funds, shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Tax-Advantaged Retirement Plans (Retirement Plans)

The Transfer Agent maintains prototype tax-qualified plans, including Pension and Profit-Sharing Plans, for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000, applied at the plan level. BANA is the custodian/trustee and plan sponsor of the Columbia Management prototype plans offered through the Distributor. In general a $20 annual fee is charged.

Participants in Retirement Plans not sponsored by BANA, not including IRAs, may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with the Transfer Agent. Participants in BANA sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to the Transfer Agent. The close-out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any fund distributed by the Distributor, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R shares and Class R4 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R shares and Class R4 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1/2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.
**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

Class I shares, Class R shares, Class R4 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Adviser’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled “Distributions and Taxes.” The prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the U.S. federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs), if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders (including Capital Gain Dividends, as defined below). Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and substantially all of its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income retained by a Fund will be subject to tax at regular corporate rates.

In addition, although each Fund generally intends to distribute all of its net capital gain, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain for Capital Gain Dividend purposes, a regulated investment company generally must treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year. Treasury Regulations generally permit a regulated investment company, in determining its taxable income, to elect to treat all or part of any net capital loss, any net long-term capital loss or any foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the earlier year.

If, for any taxable year, a Fund fails to qualify as a regulated investment company accorded special tax treatment under the Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable to shareholders as dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “accumulated earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount of income and gains that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not sanctioned the particular equalization method used by the Funds, and thus a Fund’s use of this method may be subject to IRS scrutiny.

Investment through Master Portfolios

Some Funds seek to continue to qualify as regulated investment companies by investing their assets through one or more Master Portfolios. Each Master Portfolio will be treated as a non-publicly traded partnership for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership, a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized (i.e., “passed through”) to its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations, in determining such investor’s U.S. federal income tax liability. Therefore, to the extent a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio intends to manage its assets, income and distributions in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. In general, gains recognized on the disposition of (or the receipt of any partial payment of principal on) a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to accrue market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as whether a Fund should recognize market discount on a debt obligation and, if so, the amount of market discount the Fund should recognize, when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

If a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders. Similar consequences may apply to repurchase and other derivative transactions. Similarly, to the extent that a Fund makes distributions of income received by such Fund in lieu of tax-exempt interest with respect to securities on loan, such distributions will not constitute exempt-interest dividends (defined below) to shareholders.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives transactions.

Any investment by a Fund in equity securities of a REIT may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in equity securities of a REIT or another regulated investment company also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, the Fund may not be a suitable investment for certain tax-exempt shareholders, as noted under “Tax-Exempt Shareholders” below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax.

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time. In addition, distributions attributable to gain from the sale of MLPs that are characterized as ordinary income under the Code’s recapture provisions will be taxable to Fund shareholders as ordinary income.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income, as defined below.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return.

Taxation of Distributions

Except for exempt-interest dividends (defined below) paid by a Fund, distributions paid out of a Fund’s current and accumulated earnings and profits, whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains. Such realized income and gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses. For U.S. federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Fund shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her shares. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For U.S. federal income tax purposes, distributions of investment income (except for exempt-interest dividends, defined below) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends (Capital Gain Dividends) will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate Capital Gain Dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earns on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held (or is deemed to have held) such Fund shares for more than one year at the time of the sale or exchange, and short-term capital gain or loss otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a Capital Gain Dividend or is deemed to receive a distribution of long-term capital gain with respect to any Fund share and such Fund share is held or treated as held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the Capital Gain Dividend or deemed long-term capital gain distribution. If shares of a Fund are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends (defined below) received on those shares.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund with respect to foreign securities that the Fund has held for at least the minimum holding periods specified in the Code and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. A Fund that invests primarily or exclusively in other regulated investment companies would not be eligible for this election, even if the underlying regulated investment companies were eligible and did make the election.

Certain Funds may qualify for and make the election; however, even if a Fund qualifies for the election for any year, it may determine not to make the election for such year. If a Fund does not so qualify or qualifies but does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid by or withheld from payments to the Fund. A Fund will notify its shareholders within 60 days after the close of the Fund’s taxable year if it has elected for the foreign taxes paid by it to “pass through” for that year.

In general, if a Fund makes the election, the Fund itself will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders generally shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction, provided that any applicable holding period and other requirements have been met. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates

As of the date of this SAI, the maximum stated U.S. federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain. Long-term capital gain rates applicable to individuals have been temporarily reduced — in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets — for taxable years beginning before January 1, 2011. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011.

For taxable years beginning before January 1, 2011, U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gain rate, which, as described above, generally is 15%. It is currently unclear whether Congress will extend this provision for tax years beginning on or after January 1, 2011. In general, “qualified dividend income” is income attributable to dividends received by a Fund from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than Capital Gain Dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date) and meet certain other requirements specified in the Code. In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders who meet the aforementioned holding period requirements. The rules regarding the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Fixed income funds typically do not distribute significant amounts of qualified dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various “sunset” provisions of U.S. federal income tax laws.

Backup Withholding

Each Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (1) the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN) or has not certified to the Fund that withholding does not apply or (2) the IRS notifies the Fund that the shareholder’s TIN is incorrect or the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends (defined below). This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future U.S. federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Unless Congress enacts legislation providing otherwise, the rate of backup withholding is set to increase to 31% for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of a Fund may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” generally include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, unless an exception applies, dividend distributions made to foreign shareholders other than Capital Gain Dividends and exempt-interest dividends (defined below) will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, generally, for taxable years beginning before January 1, 2010, distributions made to foreign shareholders and properly designated by a Fund as “interest-related dividends” were exempt from U.S. federal income tax withholding. The exemption for interest-related dividends did not apply to any distribution to a foreign shareholder (i) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (ii) that was within certain foreign countries that had inadequate information exchange with the United States, or (iii) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign shareholder and the foreign shareholder was a controlled foreign corporation. Interest-related dividends were generally attributable to the Fund’s net U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder. In order to qualify as an interest-related dividend, the Fund was required to designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding will not apply. Instead, the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons, and an additional branch profits tax may apply if the recipient foreign shareholder is a foreign corporation.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares and distributions properly designated as Capital Gain Dividends are not subject to U.S. federal income or withholding tax, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a U.S. permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of Capital Gain Dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests (USRPIs, defined below) or, in certain cases, the distributions are attributable to gain from the sale or exchange of a USRPI, as discussed below. If the requirements of clause (i) are met, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met, but the requirements of clause (ii) are met, such gains and distributions will be subject to U.S. federal income tax at a 30% rate (or such lower rate as may be provided under an applicable income tax treaty). Please see below for a discussion of the tax implications to foreign shareholders in the event that clause (iii) applies. With respect to taxable years of a Fund beginning before January 1, 2010, distributions to a foreign shareholder attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year (“short-term capital gain dividends”) were generally not subject to U.S. federal income or withholding tax unless clause (i), (ii) or (iii) above applied to such distribution.

It is currently unclear whether Congress will extend the exemptions from withholding for interest-related dividends and short-term capital gain dividends with respect to taxable years of a Fund beginning on or after January 1, 2010 and what the terms of any such extension would be. Even if permitted to do so, each Fund provides no assurance that it would designate any distributions as interest-related dividends or short-term capital gain dividends.

In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation, and an intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Special rules apply to distributions to foreign shareholders from a Fund if it is either a “U.S. real property holding corporation” (USRPHC) or would be a USRPHC but for the operation of certain exceptions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies. Additionally, special rules apply to the sale of shares in a Fund if it is a USRPHC. Generally, a USRPHC is a domestic corporation that holds USRPIs — defined generally as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. If a Fund holds (directly or indirectly) significant interests in REITs, it may be a USRPHC.

If a Fund is a USRPHC or would be a USRPHC but for certain of the above-mentioned exceptions, amounts the Fund receives from REITs derived from gains realized from USRPIs generally will retain their character as such in the hands of the Fund’s foreign shareholders. In the hands of a foreign shareholder that holds (or has held in the prior 12 months) more than a 5% interest in any class of the Fund, such amounts generally will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholder generally will be required to file a U.S. income tax return for the year recognized, and the Fund must withhold 35% of the amount of such distribution. Otherwise, in the case of all other foreign shareholders (i.e., those whose interest in any class of the Fund did not exceed 5% at any time during the prior 12 months), such amounts generally will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such shareholders. If a Fund is subject to the rules of this paragraph, its foreign shareholders may also be subject to “wash sale” rules to prevent the avoidance of the foregoing tax-filing and payment obligations through the sale and repurchase of Fund shares. Prior to January 1, 2010, if a Fund was a USRPHC or would have been a USRPHC but for certain of the above-mentioned exceptions, similar rules generally also applied to any non-REIT USRPI gains recognized by the Fund directly or indirectly through certain lower-tier regulated investment companies. It is currently unclear whether Congress will extend such application for distributions made on or after January 1, 2010 and what the terms of any such extension would be.

In addition, if a Fund is a USRPHC, it generally must withhold 10% of the amount realized in redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2010, such withholding generally was not required with respect to amounts paid in redemption of shares of a Fund if it was a domestically controlled USRPHC, or, in certain limited cases, if the Fund (whether or not domestically controlled) held substantial investments in regulated investment companies that were domestically controlled USRPHCs. It is currently unclear whether Congress will extend this exemption from withholding for redemptions made on or after January 1, 2010 and what the terms of any such extension would be. Unless and until such legislation is enacted, beginning on January 1, 2010, withholding is required in respect of amounts paid in redemption of shares of a Fund by a greater-than-5% foreign shareholder if the Fund is a USRPHC, without regard to whether the Fund or any regulated investment company in which it invests is domestically controlled.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisors in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and foreign estates. Investors holding Fund shares through foreign entities should consult their tax advisors about their particular situation.

If a Fund qualifies and makes an election to pass through foreign taxes to its shareholders, as described earlier, foreign shareholders of the Fund generally will be subject to increased U.S. federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above.

Tax-Exempt Shareholders

Under current law, a Fund serves to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

It is possible that a tax-exempt shareholder will also recognize UBTI if a Fund recognizes excess inclusion income (as described above) derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs. Furthermore, any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT, as defined in Section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund to the extent that it recognizes excess inclusion income. Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund and the Fund recognizes excess inclusion income, then the Fund will be subject to a tax on that portion of its excess inclusion income for the taxable year that is allocable to such shareholders at the highest U.S. federal corporate income tax rate. The extent to which the IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. Each Fund has not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Shareholder Reporting Requirements Regarding Foreign Bank and Financial Accounts and Other Foreign Financial Assets

Effective for taxable years beginning after March 18, 2010, certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on their U.S. federal income tax returns. It is currently unclear under what circumstances, if any, a shareholder’s (indirect) interest in a Fund’s “specified foreign financial assets,” if any, falls within this requirement. In addition, shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on Treasury Department Form TD F 90-22.1, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult a tax advisor regarding the applicability to them of both of these reporting requirements.

Other Reporting and Withholding Requirements

New rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure, including by a U.S. person, to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Withholdable payments include U.S.-source dividends and interest, and gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued only limited guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it appears that any distribution made by a Fund after December 31, 2012 (or such later date as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends), will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into an agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications or other documentation as the Fund requires to comply with the new rules. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to Tax-Exempt Funds

If, at the close of each quarter of a regulated investment company’s taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from U.S. federal income tax under Section 103(a) of the Code, then the regulated investment company may qualify to pay “exempt-interest dividends” and pass through to its shareholders the tax-exempt character of its income from such obligations. Tax-exempt funds intends to so qualify and are designed to provide shareholders with a high level of income in the form of exempt-interest dividends, which are generally exempt from U.S. federal income tax.

Distributions of capital gains or income not attributable to interest on tax-exempt funds’ tax-exempt obligations will not constitute exempt-interest dividends and will be taxable to shareholders as described earlier.

Not later than 60 days after the close of a tax-exempt fund’s taxable year, the tax-exempt fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest dividends. In general, if an amount of the tax-exempt fund’s distribution designated as an exempt-interest dividend exceeds the fund’s net-exempt interest, the amount so qualifying as tax-exempt will be scaled back ratably to the amount of its net-exempt income. In such a case, each tax-exempt fund shareholder must proportionately reduce the amount of the dividend it treats as tax-exempt, and will generally include the excess income as a taxable dividend to the extent of certain disallowed deductions and thereafter as a return of capital. The deductibility of interest paid or accrued on indebtedness incurred by a shareholder to purchase or carry shares of a tax-exempt fund may be limited. The portion of such interest that is non-deductible generally equals the amount of such interest times the ratio of a tax-exempt fund’s exempt-interest dividends received by the shareholder to all of the tax-exempt fund’s dividends received by the shareholder (excluding Capital Gain Dividends and any capital gains required to be included in the shareholder’s long term capital gains in respect of capital gains retained by the tax-exempt fund, as described earlier).

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes; however, tax-exempt funds invests at least 80% of its net assets in municipal bonds that pay interest that is exempt not only from U.S. federal income tax, but also from the applicable state’s personal income tax (but not necessarily local taxes or taxes of other states). You should consult your tax advisor to discuss the tax consequences of your investment in a tax-exempt fund.

Tax-exempt interest on certain “private activity bonds” has been designated as a “tax preference item” and must be added back to taxable income for purposes of calculating U.S. federal alternative minimum tax (AMT). To the extent that a tax-exempt fund invests in certain private activity bonds, its shareholders will be required to report that portion of a tax-exempt fund’s distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a tax-exempt fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a tax-exempt fund. In addition, exempt-interest dividends paid by a tax-exempt fund to a corporate shareholder are, with very limited exceptions, included in the shareholder’s “adjusted current earnings” as part of its U.S. federal AMT calculation. As of the date of this SAI, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult their own tax advisors.

Ordinarily, a tax-exempt fund relies on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from U.S. federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a tax-exempt fund’s ability to pay exempt-interest dividends. Similar challenges may occur as to state-specific exemptions. Also, from time to time legislation may be introduced or litigation may arise that would change the treatment of exempt-interest dividends. Such litigation or legislation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current law on exempt-interest dividends.

A shareholder who receives Social Security or railroad retirement benefits should consult his or her tax advisor to determine what effect, if any, an investment in a tax-exempt fund may have on the federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Special Tax Considerations Pertaining to California Intermediate Municipal Bond Fund

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations, which, when held by an individual, the interest therefrom is exempt from income taxation by California (California Exempt Securities), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (California exempt-interest distributions). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Possession obligations. The California Intermediate Municipal Bond Fund intends to qualify under the above requirements so that it can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium that would not be deductible under federal income or California state individual income tax law.

Interest on indebtedness incurred or continued by a shareholder in a taxable year to purchase or carry shares of the California Intermediate Municipal Bond Fund is not deductible for California state individual income tax purposes if the Fund distributes California exempt-interest distributions during the shareholder’s taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Intermediate Municipal Bond Fund and its shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any of the Fund’s distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.

Special Tax Considerations Pertaining to the Georgia Intermediate Municipal Bond Fund

The portion of the Fund’s exempt-interest distributions paid to residents of Georgia attributable to interest received by the Georgia Funds on tax-exempt obligations of the State of Georgia or its political subdivision or authorities and other Fund distributions attributable to interest received from U.S. Government obligations will be exempt from Georgia individual and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Funds owned by investors residing in Georgia. The Georgia intangibles tax was repealed by the Georgia General Assembly on March 21, 1996, further ratified by a Constitutional Amendment approved in the November 1996 General Election (GA. L 1996, P.130 § 9). The Georgia intangibles tax was repealed for taxable years beginning after January 1, 1996. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follow the federal income tax treatment. Interest received by a Georgia resident from non-Georgia municipal state bonds and distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.

Special Tax Considerations Pertaining to Maryland Intermediate Municipal Bond Fund

The portion of the Maryland Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa or their authorities (Maryland Municipal Bonds) and distributions attributable to gains from the disposition Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or interest on U.S. Government obligations will be exempt from Maryland individual and corporate income taxes; any other Fund distributions will be subject to Maryland income tax. Fund shareholders will be informed annually regarding the portion of the Maryland Intermediate Municipal Bond Fund’s distributions that constitutes income exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference if the bonds (i) are not Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S. possessions. Accordingly, up to 50% of any distributions from the Maryland Intermediate Municipal Bond Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of the Maryland Intermediate Municipal Bond Fund will not be subject to the Maryland personal property tax.

Special Tax Considerations Pertaining to the North Carolina Intermediate Municipal Bond Fund

The portion of the North Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of the North Carolina Intermediate Municipal Bond Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 for purposes of determining their North Carolina taxable income.

Special Tax Considerations Pertaining to the South Carolina Intermediate Municipal Bond Fund

The portion of the South Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina income taxes. Distributions of capital gains or income not attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest on obligations of the United States may be subject to South Carolina income taxes.

Although distributions of capital gains and the gain recognized with respect to the sale or exchange of shares of the Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized in South Carolina during a taxable year. The definition of net capital gain for federal income tax purposes is utilized for purposes of this deduction. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to non-individual beneficiaries.

Special Tax Considerations Pertaining to the Virginia Intermediate Municipal Bond Fund

The portion of the Virginia Intermediate Municipal Bond Fund’s distributions attributable to interest on (i) debt obligations of Virginia or its political subdivisions, and (ii) debt obligations of the United States and any authority, commission or instrumentality of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands), that are, in each case, backed by the full faith and credit of the borrowing government, will be exempt from Virginia income tax. Furthermore, any of the Virginia Intermediate Municipal Bond Fund’s distributions that are attributable to realized gains from dispositions of the foregoing debt obligations may also be exempt from Virginia income tax.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of August 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds with fiscal year ending February 28:

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Convertible Securities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,676,047.3070	53.15%

Columbia Convertible Securities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	539,148.0880	46.01%

Columbia Convertible Securities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	726,305.3420	49.22%

Columbia Convertible Securities Fund Class C	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FLR. 333 W 34TH ST NEW YORK NY 10001-2402	88,552.6660	6.00%

Columbia Convertible Securities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,573,901.9350	59.74%

Columbia Convertible Securities Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN: JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	796,922.2030	7.24%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Convertible Securities Fund Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN: JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	649,976.3610	5.91%

Columbia Global Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	551,871.7790	21.75%

Columbia Global Value Fund Class A	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	174,179.6740	6.86%

Columbia Global Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	123,752.4100	18.70%

Columbia Global Value Fund Class B	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	174,179.6740	6.86%

Columbia Global Value Fund Class B	CITIGROUP GLOBAL MARKETS, INC ATTN: PETER BOOTH 7TH FLR. 333 W 34TH ST NEW YORK NY 10001-2402	54,949.4480	8.30%

Columbia Global Value Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	38,546.0020	5.82%

Columbia Global Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	850,692.7110	29.03%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Global Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLR. 333 W 34TH ST NEW YORK NY 10001-2402	284,293.1510	9.70%

Columbia Global Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	808,790.6280	55.02%

Columbia Global Value Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	347,662.9250	23.65%

Columbia Global Value Fund Class Z	FRONTIER TRUST CO FBO ASSOCIATES IN DIAGNOSTIC RADIOLOGY P.O. BOX 10758 FARGO ND 58106-0758	93,358.6250	6.35%

Columbia International Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,157,701.7550	18.42%

Columbia International Value Fund Class A	PRUDENTIAL RETIREMENT INS & ANN CO FBO VARIOUS RETIREMENT PLANS 200 WOOD AVE S ISELIN NJ 08830-2769	2,693,711.8980	9.62%

Columbia International Value Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO, CA 94104-4151	2,562,039.2280	9.15%

Columbia International Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	22,515,7400	19.90%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia International Value Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,766.2090	5.10%

Columbia International Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,227,586.1220	27.38%

Columbia International Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	384,709.7330	8.58%

Columbia International Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,350,727.8690	39.52%

Columbia International Value Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	18,665,218.9790	21.47%

Columbia International Value Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	7,422,644.5780	8.54%

Columbia Large Cap Core Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,591,092.9160	69.20%

Columbia Large Cap Core Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	72,603.6910	44.54%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Core Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	59,048.1100	28.82%

Columbia Large Cap Core Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	30,086.1110	14.68%

Columbia Large Cap Core Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	51,769,526.9970	62.63%

Columbia Large Cap Core Fund Class Z	COLUMBIA MANAGEMENT ADVISOR COLUMBIA GROWTH ASST ALLOC-NY529 ATTN: JIM MARIN 3RD FL 245 SUMMER ST BOSTON MA 02210-1133	4,566,619.7210	5.52%

Columbia Large Cap Enhanced Core Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	441,376.6610	43.79%

Columbia Large Cap Enhanced Core Fund Class R	CHRISTI LAIRD FBO COUNTRYWIDE MECHANICAL SYSTEMS 401K PROFIT SHARING PLAN & TRUST INC 9330 STEVENS RD STE A SANTEE CA 92071-5639	3,993.0390	42.27%

Columbia Large Cap Enhanced Core Fund Class R	NFS LLC CUST HUNTINGTON NATIONAL BANK FBO: EB ACCOUNTS 7 EASTON OVAL COLUMBUS OH 43219-6010	3,140.5300	33.25%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Enhanced Core Fund Class R	MG TRUST CO CUST FBO APPLIED RELIABILITY ENGINEERING 700 17TH ST STE 300 DENVER CO 80202-3531	2,173.7330	23.01%

Columbia Large Cap Enhanced Core Fund Class Y	BANK OF AMERICA NA ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,867,095.5940	99.96%

Columbia Large Cap Enhanced Core Fund Class Z	BANK OF AMERICA NA ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	32,562.941.9940	88.33%

Columbia Large Cap Enhanced Core Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,032,605.2870	5.51%

Columbia Large Cap Index Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	1,883,865.3490	13.15%

Columbia Large Cap Index Fund Class A	RELIANCE TRUST CO FBO RETIREMENT PLANS SERVICED BY METLIFE 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	1,384,510.8550	9.67%

Columbia Large Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO CLIENTS BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	802,853.0910	5.60%

Columbia Large Cap Index Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,368.6480	5.43%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Index Fund Class B	NFS LLC FEBO NFS/FMTC ROLLOVER IRA FBO GENE P ALVES 560 RAY ST FALL RIVER MA 02720-7208	7,847.3670	5.09%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	28,122,739.8040	25.35%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	18,508,025.9610	16.68%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA TTEE 401(K) FOR LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	14,756,633.7260	13.30%

Columbia Large Cap Index Fund Class Z	BANK OF AMERICA TRANSFERRED SAVINGS CUST FBO BANK OF AMERICA N.A PO BOX 1939 HOUSTON TX 77251-1939	5,948,594.3730	5.36%

Columbia Large Cap Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,303,603.5440	14.22%

Columbia Large Cap Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	436,675.1230	7.89%

Columbia Large Cap Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	585,984.5170	17.12%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Large Cap Value Fund Class R	MICHAEL MIRE FBO GULFSTREAM SERVICES INC 401K PSP & TRUST 103 DICKSON RD HOUMA LA 70363-7306	82,420.9220	78.32%

Columbia Large Cap Value Fund Class R	COMMUNITY BANK NA AS CUST FBO SIMED 1165(E) RETIREMENT PLAN 6 RHOADS DR STE 7 UTICA NY 13502-6317	19,418.2520	18.45%

Columbia Large Cap Value Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,109,406.6510	99.89%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	41,482,188.4480	34.60%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN: NORMA AJA P.O. BOX 1939 HOUSTON TX 77251-1939	18,275,848.6640	15.24%

Columbia Large Cap Value Fund Class Z	BANK OF AMERICA TTEE 401(K) LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	13,376,089.4290	11.16%

Columbia Marsico 21st Century Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11,199,371.5990	7.70%

Columbia Marsico 21st Century Fund Class A	PRUDENTIAL INVESTMENT MNGT SVC FBO MUTUAL FUND CLIENTS ATTN PRUCHOICE UNTI 194 WOOD AVE S ISELIN NJ 08830-2710	7,408,061.1970	5.10%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico 21st Century Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,623,892.5810	17.14%

Columbia Marsico 21st Century Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	904,907.5070	9.55%

Columbia Marsico 21st Century Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,932,724.7210	26.51%

Columbia Marsico 21st Century Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	6,482,084.5310	12.33%

Columbia Marsico 21st Century Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	2,697,499.8120	5.13%

Columbia Marsico 21st Century Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	353,713.0210	10.76%

Columbia Marsico 21st Century Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	13,447,698.8280	16.00%

Columbia Marsico 21st Century Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	10,040,499.7850	11.95%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico 21st Century Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMER 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	8,446,356.2090	10.05%

Columbia Marsico 21st Century Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUNDS OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	6,869,310.5170	8.17%

Columbia Marsico 21st Century Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-415	6,773,805.6020	8.06%

Columbia Marsico 21st Century Fund Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	6,751,574.6710	8.03%

Columbia Marsico Focused Equities Fund Class A	PRUDENTIAL INVESTMENT MNGT SVC FBO MUTUAL FUND CLIENTS ATTN: PROCHOICE UNIT 194 WOOD AVE S ISELIN NJ 08830-2710	15,967,435.7510	21.28%

Columbia Marsico Focused Equities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,736,281.8880	11.64%

Columbia Marsico Focused Equities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,345,070.0140	48.70%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Focused Equities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,275,537.7720	53.82%

Columbia Marsico Focused Equities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,209,057.3920	7.86%

Columbia Marsico Focused Equities Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	9,804,286.9370	19.67%

Columbia Marsico Focused Equities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,293,123.4110	12.63%

Columbia Marsico Focused Equities Fund Class Z	MERRILL LYNCH PIERCE FENNER & SMITH FOR THE SOLE BENEFIT OF ITS CUSTOMERS 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484	4,372,982.4200	8.77%

Columbia Marsico Focused Equities Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-415	4,053,356.7700	8.13%

Columbia Marsico Global Fund Class A	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,467.7520	52.68%

Columbia Marsico Global Fund Class A	NFS LLC FEBO WILLIAM C LIVINGSTON BRONAH M LIVINGSTON 4254 RUSTLING WOODS DR DENVER NC 28037-5463	13,003.8390	5.46%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Global Fund Class C	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,000.0000	66.31%

Columbia Marsico Global Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,730.8890	7.28%

Columbia Marsico Global Fund Class R	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,246.4790	99.59%

Columbia Marsico Global Fund Class Z	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	125,689.4900	86.03%

Columbia Marsico Global Fund Class Z	BANK OF AMERICA NA IRA CHARLES J HOWELL 600 UNIVERSITY ST STE 1725 SEATTLE WA 98101-4120	16,738.2680	11.46%

Columbia Marsico Growth Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9,616,817.1710	16.34%

Columbia Marsico Growth Fund Class A	MORGAN STANLEY SMITH BARNEY HARBOSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	4,907,913.3890	8.34%

Columbia Marsico Growth Fund Class A	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	3,347,885.8880	5.69%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,121,699.8620	44.24%

Columbia Marsico Growth Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	182,046.8070	7.18%

Columbia Marsico Growth Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	12,100,883.2820	53.69%

Columbia Marsico Growth Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,801,294.0250	7.99%

Columbia Marsico Growth Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2I, 3RD FL JERSEY CITY NJ 07311	1,300,891.0260	5.77%

Columbia Marsico Growth Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD CT 06104-2999	404,351.1090	44.63%

Columbia Marsico Growth Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	67,289.3190	7.43%

Columbia Marsico Growth Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	24,433,604.5490	25.46%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico Growth Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	17,430,361.2730	18.17%

Columbia Marsico Growth Fund Class Z	LPL FINANCIAL FBO CUSTOMER ACCOUNTS ATTN MUTUAL FUNDS OPERATIONS P.O. BOX 509046 SAN DIEGO CA 92150-9046	9,804,031.1820	10.22%

Columbia Marsico Growth Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	7,570,908.3860	7.89%

Columbia Marsico International Opportunities Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,493,803.5100	10.55%

Columbia Marsico International Opportunities Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	403,891.6150	26.24%

Columbia Marsico International Opportunities Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	139,719.1580	9.08%

Columbia Marsico International Opportunities Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	797,783.6690	19.90%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico International Opportunities Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	522,218.4880	13.03%

Columbia Marsico International Opportunities Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	227,244.8610	5.67%

Columbia Marsico International Opportunities Fund Class R	ORCHARD TRUST CO TTEE EMPLOYEE BENEFITS CLIENTS 401K 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	47,994.4000	15.33%

Columbia Marsico International Opportunities Fund Class R	FRONTIER TRUST CO FBO DEARBORN MID WEST CONVEYOR CO 401K P.O. BOX 10758 FARGO ND 58106-0758	46,382.8210	14.82%

Columbia Marsico International Opportunities Fund Class R	NTC & CO CUST BODE CALL & STROUPE FBO BODE CALL & STROUPE P.O. BOX 173859 DENVER CO 80217-3859	32,856.3270	10.49%

Columbia Marsico International Opportunities Fund Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	22,172.4570	7.08%

Columbia Marsico International Opportunities Fund Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD CT 06104-2999	17,859.8770	5.70%

Columbia Marsico International Opportunities Fund Class R	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO WHITEMAN LUMBER COMPANY 401K PLAN P.O. BOX 79377 ATLANTA GA 30357-7377	16,562.9740	5.29%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Marsico International Opportunities Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	54,208,961.1110	61.99%

Columbia Marsico International Opportunities Fund Class Z	VANGUARD FIDUCIARY TRUST COMPANY NATIONS FUNDS P.O. BOX 2600 VM 613 ATTN OUTSIDE FUNDS VALLEY FORGE PA 19482-2600	8,110,560.1520	9.27%

Columbia Marsico International Opportunities Fund Class Z	TEXAS CHILDREN’S HOSPITAL FOUNDATION 1919 S.BRAESWOOD HOUSTON TX 77030-4412	6,027,850.6560	6.89%

Columbia Mid Cap Index Fund Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2324	3,380,978.2100	16.08%

Columbia Mid Cap Index Fund Class A	PIMS/PRUDENTIAL RETIREMENT AS NOMINEE FOR THE TTEE/CUST MAGELLAN HEALTH SERVICE INC 6950 COLUMBIA GATEWAY DR COLUMBIA MD 21046-2706	1,349,770.7930	6.42%

Columbia Mid Cap Index Fund Class A	ORCHARD TRUST COMPANY LL TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	1,224,647.4640	5.82%

Columbia Mid Cap Index Fund Class A	JPMORGAN CHASE TRUSTEE CUST FBO ERICSSON CAPITAL ACCUMULATION AND SAVINGS PLAN 93 WARD PKWY KANSAS CITY MO 64114-3317	1,093,460.0330	5.20%

Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	68,401,274.4280	35.19%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	42,191,802.7500	21.70%

Columbia Mid Cap Index Fund Class Z	BANK OF AMERICA TTEE 401(K) FOR LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	25,762,004.0100	13.25%

Columbia Mid Cap Value Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,435,760.4780	6.29%

Columbia Mid Cap Value Fund Class A	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	6,528,034.4580	5.52%

Columbia Mid Cap Value Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	268,576.0030	6.18%

Columbia Mid Cap Value Fund Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	239,097.0000	5.50%

Columbia Mid Cap Value Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,036,617.8700	21.09%

Columbia Mid Cap Value Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	1,340,383.1390	9.31%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Mid Cap Value Fund Class R	GREAT WEST LIFE & ANNUITY C/O FASCORE LLC 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	15,502,397.4310	61.70%

Columbia Mid Cap Value Fund Class R	HARTFORD LIFE INS. CO SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD, CT 06104-2999	1,534,665.8730	6.11%

Columbia Mid Cap Value Fund Class Y	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,138.9930	100.00%

Columbia Mid Cap Value Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	41,442,903.6130	19.47%

Columbia Mid Cap Value Fund Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	31,705,425.6820	14.89%

Columbia Mid Cap Value Fund Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	18,626,637.9240	8.75%

Columbia Mid Cap Value Fund Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18,364,780.9080	8.63%

Columbia Multi-Advisor International Equity Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	554,599.2450	26.38%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	35,532.3860	42.61%

Columbia Multi-Advisor International Equity Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	49,487.8760	39.83%

Columbia Multi-Advisor International Equity Fund Class C	SUMMERVILLE PEDIACTRICS PA PROFIT SHARING PLAN 312 MIDLAND PARKWAY SUMMERVILLE SC 29485-8102	9,433.2020	7.59%

Columbia Multi-Advisor International Equity Fund Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	7,629.9760	6.14%

Columbia Multi-Advisor International Equity Fund Class R	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO VIRGINIA LAB SUPPLY 401K PSP PO BOX 79377 ATLANTA GA 30357-7377	11,0726210	50.08%

Columbia Multi-Advisor International Equity Fund Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,494.4590	24.85%

Columbia Multi-Advisor International Equity Fund Class R	MG TRUST CO CUST FBO APPLIED RELIABILITY ENGINEERING 700 17TH ST STE 300 DENVER CO 80202-3531	2,132.3010	9.65%

Columbia Multi-Advisor International Equity Fund Class R	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 700 17TH ST STE 300 DENVER CO 80202-3531	2,075.4350	9.39%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Multi-Advisor International Equity Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	65,820,152.9370	57.36%

Columbia Multi-Advisor International Equity Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	16,342,850.5470	14.24%

Columbia Multi-Advisor International Equity Fund Class Z	COLUMBIA MANAGEMENT ADVISORS INC FBO COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO ATTN JIM MARIN ONE FINANCIAL CENTER FL 3 BOSTON MA 02111-2694	8,298,492.9220	7.23%

Columbia Overseas Value Fund Class Z	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,088,418.8280	100.00%

Columbia Small Cap Growth Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,208,893.4990	17.25%

Columbia Small Cap Growth Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	79,205.3320	29.66%

Columbia Small Cap Growth Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	81,238.5560	30.31%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Growth Fund II Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH, 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	19,678.8020	7.34%

Columbia Small Cap Growth Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,402,334.2720	59.82%

Columbia Small Cap Growth Fund II Class Z	GPC SECURITIES INC AGENT FOR RELIANCE TRUST COMPANY FBO PLEXUS CORP. 401(K) SAVINGS PLAN P.O. BOX 79377 ATLANTA GA 30357-7377	1,435,274.1330	6.92%

Columbia Small Cap Index Fund Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	757,484.0330	8.95%

Columbia Small Cap Index Fund Class A	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	624,406.6530	7.37%

Columbia Small Cap Index Fund Class A	ORCHARD TRUST COMPANY LLC TTEE FBO EMPLOYEE BENEFITS CLIENTS 401(K) PLAN 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	546,792.3390	6.46%

Columbia Small Cap Index Fund Class A	NEW YORK LIFE TRUST COMPANY 690 CANTON ST STE 100 WESTWOOD MA 02090-2344	493,365.5470	5.83%

Columbia Small Cap Index Fund Class A	FIFTH THIRD BANK TTEE FBO VARIOUS FASCORE LL RECORDKEPT 8515 E ORCHARD RD GREENWOOD VLG CO 80111-5002	455,118.2040	5.38%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Index Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	30,722,153.5870	33.60%

Columbia Small Cap Index Fund Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN: NORMA AJA PO BOX 1939 HOUSTON TX 77251-1939	18,829,065.7420	20.59%

Columbia Small Cap Index Fund Class Z	BANK OF AMERICA TTEE 401(K) FOR LEGACY FLEET TRUST PO BOX 1939 HOUSTON TX 77251-1939	9,275,354.8020	10.14%

Columbia Small Cap Value Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,440,867.1760	8.49%

Columbia Small Cap Value Fund II Class A	SUPPLEMENTAL INCOME TRUST FUND P.O. BOX 8338 BOSTON MA 02266-8338	2,428,315.2810	5.99%

Columbia Small Cap Value Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	29,982.8160	11.96%

Columbia Small Cap Value Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	423,829.9170	22.45%

Columbia Small Cap Value Fund II Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	106,397.2450	5.64%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Value Fund II Class R	HARTFORD LIFE INS. CO. SEPARATE ACCOUNT ATTN UIT OPERATIONS P.O. BOX 2999 HARTFORD CT 06104-2999	585,318.4600	27.98%

Columbia Small Cap Value Fund II Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	134,873.3930	6.45%

Columbia Small Cap Value Fund II Class R	DCGT TRUSTEE & OR CUSTODIAN FBO PRINCIPAL FINANCIAL GROUP QUALIFIED PRIN ADVTG OMNIBUS ATTN NPIO TRADE DESK 711 HIGH ST DES MOINES IA 50392-0001	110,452.0530	5.28%

Columbia Small Cap Value Fund II Class R	FIFTH THIRD BANK TRUSTEE FBO VARIOUS FASCORP RECORDKEPT PLANS C/O FASCORP 8515 ORCHARD RD GREENWOOD VLG CO 80111-5002	106,948.3090	5.11%

Columbia Small Cap Value Fund II Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,440,556.3770	15.58%

Columbia Small Cap Value Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,133,939.7780	14.06%

Columbia Small Cap Value Fund II Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	12,022,382.9750	13.93%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Small Cap Value Fund II Class Z	FIDELITY INVESTMENTS INST L OPS CO FIIOC AS AGENT FOR CERTAIN EMPLOYEE BENEFIT PLANS 100 MAGELLAN WAY COVINGTON KY 41015-1999	6,938,111.8800	8.04%

Columbia Small Cap Value Fund II Class Z	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,423,694.2660	6.29%

Columbia Small Cap Value Fund II Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,800,292.2420	5.56%

Principal Holder Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Asset Allocation Fund II Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,488,370.7030	75.67%

Columbia Asset Allocation Fund II Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	43.393.8240	61.67%

Columbia Asset Allocation Fund II Class C	UBS FINANCIAL SERVICES INC. FBO BARBARA PHILLIPS 933 111TH AVE NE APT 532 BELLEVUE WA 98004-8544	11,416.4560	26.76%

Columbia Asset Allocation Fund II Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6,707.4070	15.72%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Asset Allocation Fund II Class C	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	4,001.9850	9.38%

Columbia Asset Allocation Fund II Class C	UBS FINANCIAL SERVICES INC. FBO RAYDEAN RANDLETT TRADITIONAL IRA 1135 HIDDEN OAKS DR MENLO PARK CA 94025-6042	2,679.5480	6.28%

Columbia Asset Allocation Fund II Class C	AMERICAN ENTERPRISE INVESTMENT SVCS P.O. BOX 9446 MINNEAPOLIS MN 55440-9446	2,444.9880	5.73%

Columbia Asset Allocation Fund II Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,095,457.0520	99.53%

Columbia CA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	594,993.7540	48.17%

Columbia CA Intermediate Municipal Bond Fund Class A	UBS FINANCIAL SERVICES INC. FBO THELMA STEWART MANAGEMENT COMPANY, LLC 3031 W MARCH LN STE 123 STOCKTON CA 95219-6567	192,667.5230	15.60%

Columbia CA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21,665.8350	96.98%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia CA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	151,043.7160	74.34%

Columbia CA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC EXEMPTION TR CREATED UNDER 2004 SICHI FAM TRUST TR 2555 TODD CT ARCATA CA 95521-5147	17,771.9890	8.75%

Columbia CA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,402,583.1980	91.11%

Columbia GA Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	500,329.0080	28.54%

Columbia GA Intermediate Municipal Bond Fund Class A	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	236,234.9350	13.47%

Columbia GA Intermediate Municipal Bond Fund- Class A	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	119,832.3740	6.83%

Columbia GA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	34,565.4740	49.17%

Columbia GA Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	7,603.0950	10.82%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia GA Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC STEVE G LYMAN & ALIDA B LYMAN 4492 HAVERSTRAW DRIVE DUNWOODY GA 30338-6604	5,352.1450	7.61%

Columbia GA Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC DAVID G HUNTER 4698 JERFFERSON TOWNSHIP LN MARIETTA GA 30066-3826	5,236.5320	7.45%

Columbia GA Intermediate Municipal Bond Fund- Class B	FIRST CLEARING, LLC WILSON S MOBLEY 2058 BRIAN WAY DECATUR GA 30033-3826	4,696.6730	6.68%

Columbia GA Intermediate Municipal Bond Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	4,633.4730	6.59%

Columbia GA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	91,354.3690	25.97%

Columbia GA Intermediate Municipal Bond Fund Class C	FIRST CLEARING LLC RUTH LAUTZ TR RUTH LAUTZ TTEE 3315 PEACHTREE INDUSTRIAL BLVD DECATUR GA 30033-3826	23,749.9060	6.75%

Columbia GA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	9,169,349.1900	95.51%

Columbia High Income Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,761,279.4370	24.05%

Columbia High Income Fund Class A	NFS LLC FEBO TRANSAMERICA LIFE INS COMPANY 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	2,611,942.2490	16.70%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia High Income Fund Class A	NFS LLC FEBO TRANSAMERICA FINANCIAL LIFE 1150 S OLIVE ST STE 2700 LOS ANGELES, CA 90015-2211	851,362.5680	5.44%

Columbia High Income Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,400,615.9210	44.23%

Columbia High Income Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,132,847.9740	39.16%

Columbia High Income Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	176,673.0810	6.11%

Columbia High Income Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	53,986,303.5250	68.78%

Columbia High Income Fund Class Z	STATE STREET BANK AND TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	4,946,724.2400	6.30%

Columbia LifeGoal® Balanced Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,224,400.9780	41.92%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Balanced Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,458,714.4550	48.57%

Columbia LifeGoal® Balanced Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	3,766,178.7790	45.77%

Columbia LifeGoal® Balanced Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	98,224.7790	44.29%

Columbia LifeGoal® Balanced Growth Portfolio Class R	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN PO BOX 10758 FARGO ND 58106-0758	29,283.8680	13.20%

Columbia LifeGoal® Balanced Growth Portfolio Class R	COUNSEL TRUST DBA MATC FBO V RAO EMANDI M D 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	17,074.9380	7.70%

Columbia LifeGoal® Balanced Growth Portfolio Class R	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	12,602.1910	5.68%

Columbia LifeGoal® Balanced Growth Portfolio Class R	JOSEPH D POLK FBO VANTAGE SYSTEMS INC 401K PSP & TRUST 4600 FORBES BLVD STE 250 LANHAM MD 20706-4359	12,156.0160	5.48%

Columbia LifeGoal® Balanced Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,996,804.0880	41.68%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Balanced Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,829,657.0880	38.19%

Columbia LifeGoal® Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7,640,599.3170	45.11%

Columbia LifeGoal® Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,280,791.5270	50.89%

Columbia LifeGoal® Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,701,596.4930	39.75%

Columbia LifeGoal® Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	53,618.6240	30.15%

Columbia LifeGoal® Growth Portfolio Class R	FRONTIER TRUST CO FBO RIVERFRONT STEEL 401K PLAN P.O. BOX 10758 FARGO ND 58106-0758	25,358.8900	14.26%

Columbia LifeGoal® Growth Portfolio Class R	MG TRUST CO CUST FBO CLINICA CAMPESINA FAMILY HEALTH SER 700 17TH ST STE 300 DENVER CO 80202-3531	23,993.0390	13.49%

Columbia LifeGoal® Growth Portfolio Class R	FRONTIER TRUST CO FBO BROWN & JONES REPORTING 401K PLAN P.O. BOX 10758 FARGO ND 58106-0758	18,004.5740	10.12%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Growth Portfolio Class R	MG TRUST CO CUST FBO ALBERT FREI & SONS INC 401K PLAN 700 17TH ST STE 300 DENVER CO 80202-3531	10,211.8830	5.74%

Columbia LifeGoal® Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,165,077.3580	52.07%

Columbia LifeGoal® Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,015,604.8400	24.42%

Columbia LifeGoal® Growth Portfolio Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	419,856.2380	10.10%

Columbia LifeGoal® Income and Growth Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,178,076.5960	37.90%

Columbia LifeGoal® Income and Growth Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,862,336.8520	54.65%

Columbia LifeGoal® Income and Growth Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	994,475.6320	42.97%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Income and Growth Portfolio Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	32,943.8470	52.59%

Columbia LifeGoal® Income and Growth Portfolio Class R	FRONTIER TRUST CO FBO GROSSMONT FAMILY MEDICAL GROUP 401K P.O. BOX 10758 FARGO ND 58106-0758	3,540.0850	5.65%

Columbia LifeGoal® Income and Growth Portfolio Class R	MG TRUST CO CUST FBO MIRAMAR LABS 401K PROFIT-SHARING 700 17TH ST STE 300 DENVER CO 80202-3531	5,874.0900	9.38%

Columbia LifeGoal® Income and Growth Portfolio Class R	FRONTIER TRUST CO FBO TRI-EAGLE SALES 401K PROFIT SHARING PO BOX 10758 FARGO, ND 58106-0758	7,257.2510	11.59%

Columbia LifeGoal® Income and Growth Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	610,709.0520	29.68%

Columbia LifeGoal® Income and Growth Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	582,540.4770	28.31%

Columbia LifeGoal® Income and Growth Portfolio Class Z	NFS LLC FEBO STATE STREET BANK TRUST CO TTEE VARIOUS RETIREMENT PLANS 4 MANHATTANVILLE RD PURCHASE NY 10577-2139	164,256.6900	7.98%

Columbia LifeGoal® Income Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	463,712.1810	33.18%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia LifeGoal® Income Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	271,383.8400	43.10%

Columbia LifeGoal® Income Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	174,454.9530	35.56%

Columbia LifeGoal® Income Portfolio Class Z	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	126,661.8280	43.65%

Columbia LifeGoal® Income Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,134.5560	11.76%

Columbia MD Intermediate Municipal Bond Fund Class A	NFS LLC FEBO ROBERT GLADSTONE LESLIE GLADSTONE 2468 BELMONT RD NW WASHINGTON DC 20008-1610	358,822.2860	13.95%

Columbia MD Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	220,932.6060	8.59%

Columbia MD Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC MARK & MARY ANN RONALD TRUST MARK & MARY ANN RONALD TTEES 7110 44TH ST CHEVY CHASE MD 20815-6039	132,477.3530	5.15%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia MD Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	9,001.3210	15.06%

Columbia MD Intermediate Municipal Bond Fund Class B	NFS LLC FEBO MARY A MICHELS 1658 HARDWICK RD BALTIMORE MD 21286-8128	5,894.5610	9.86%

Columbia MD Intermediate Municipal Bond Fund Class B	NFS LLC FEBO RALPH M VITALE SR AUDREY J VITALE 3510 E JOPPA RD BALTIMORE MD 21234-3313	5,224.3900	8.74%

Columbia MD Intermediate Municipal Bond Fund Class B	FIRST CLEARING, LLC ROBERT F ROHR & BARBARA M ROHR JT TEN 608 CHURCHILL RD BEL AIR MD 21014-4245	4,725.1010	7.91%

Columbia MD Intermediate Municipal Bond Fund Class B	FIRST CLERING LLC 2801 MARKET ST SAINT LOUIS MO 63103-2523	4,665.7530	7.81%

Columbia MD Intermediate Municipal Bond Fund Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	3,648.1450	6.10%

Columbia MD Intermediate Municipal Bond Fund Class B	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN: PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	3,596.6430	6.02%

Columbia MD Intermediate Municipal Bond Fund Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	94,172.8150	22.35%

Columbia MD Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	88,159.2190	20.92%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia MD Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,376,071.5190	94.19%

Columbia Masters International Equity Portfolio Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	705,689.8330	12.28%

Columbia Masters International Equity Portfolio Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	115,823.5380	26.65%

Columbia Masters International Equity Portfolio Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	287,199.0170	24.11%

Columbia Masters International Equity Portfolio Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2. 3RD FL JERSEY CITY, NJ 07311	88,938.8090	7.47%

Columbia Masters International Equity Portfolio Class R	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,664.9660	56.99%

Columbia Masters International Equity Portfolio Class R	COUNSEL TRUST DBA MATC FBO PROST DATA INC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	399,5780	13.68%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Masters International Equity Portfolio Class R	BRETT PEAKS FBO LENOX VILLAGE DENTISTRY 401K PSP & TRUST 6905 LENOX VILLAGE DR NASHVILLE TN 37211-7172	386.9590	13.24%

Columbia Masters International Equity Portfolio Class R	COUNSEL TRUST DBA MID ATLANTIC TRUST CO FBO SAL OPPENHEIM JR & CIE 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	288.0130	9.86%

Columbia Masters International Equity Portfolio Class Z	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,650,697.2390	91.02%

Columbia NC Intermediate Municipal Bond Fund Class A	PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC FBO MUTUAL FUND CLIENTS 100 MULBERRY ST NEWARK NJ 07102-4056	297,829.2580	8.26%

Columbia NC Intermediate Municipal Bond Fund Class A	NFS LLC FEBO MAURICIO CASTILLO TTEE MAURICIO CASTILLO LIVING TRUST 416 HILLSBOROUGH ST CHAPEL HILL NC 27514-3102	278,666.2040	7.73%

Columbia NC Intermediate Municipal Bond Fund Class A	FIRST CLEARING, LLC FRANK M DRENDEL P.O. BOX 9212 HICKORY NC 28603-9212	208,354.4670	5.78%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO FLOYD L & RAMONA M MORRIS TR FLOYD L MORRIS 3136 OLD LOWGAP RD LOWGAP NC 27024-7416	19,008.7090	16.32%

Columbia NC Intermediate Municipal Bond Fund Class B	RBS CAPITAL MARKETS CORP FBO EDWARD SANDERS DOUGLAS J SANDERS JT TEN/WROS 2218 RICHARDSON DR CHARLOTTE NC 28211-3265	14,212.1620	12.20%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO LILLIAN G SHOAF 830 METAIRIE LN WINSTON SALEM NC 27104-3319	9,747.6860	8.37%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO JASON LAMBERTH CAROL LAMBERTH PO BOX 24 STATESVILLE NC 28687-0024	8,275.3300	7.10%

Columbia NC Intermediate Municipal Bond Fund Class B	CHARLES SCHWAB & CO INC ATTN MUTUAL FUND OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO CA 94101-4151	8,231.0200	7.07%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO KATE R HOOTS 1372 HARRIS AVE NEWTON CA 28658-1611	6,643.0310	5.70%

Columbia NC Intermediate Municipal Bond Fund Class B	NFS LLC FEBO CAROL LEE SMITH WOOD P.O. BOX 313 HAW RIVER NC 27258-0313	6,222.4570	5.34%

Columbia NC Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	145,918.7080	34.01%

Columbia NC Intermediate Municipal Bond Fund Class C	NFS LLC FEBO CREIGHTON W SOSSOMON BANK OF AMERICA COLLATERAL P.O. BOX 9 HIGHLANDS NC 28741-0009	28,307.1610	6.60%

Columbia NC Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,372,334.8690	91.85%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,600,044.3410	18.66%

Columbia Short Term Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	160,515.4320	18.20%

Columbia Short Term Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	4,926,570.2190	38.23%

Columbia Short Term Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	890,814.6430	6.91%

Columbia Short Term Bond Fund Class Y	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	1,894,327.6870	89.35%

Columbia Short Term Bond Fund Class Y	CLISE PROPERTIES INC 1700 7TH AVE STE 1800 SEATTLE WA 98101-1312	224,803.2240	10.60%

Columbia Short Term Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	145,294,168.8900	71.57%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,051,809.7010	25.24%

Columbia Short Term Municipal Bond Fund Class A	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FL JERSEY CITY NJ 07311	4,676,412.5930	11.74%

Columbia Short Term Municipal Bond Fund- Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6,954,9570	21.65%

Columbia Short Term Municipal Bond Fund Class B	NFS LLC FEBO KEVIN W BARR FRANCINE BARR 5235 DRYSTACK LN GLEN ALLEN VA 23059-2532	4,906.4600	15.27%

Columbia Short Term Municipal Bond Fund Class B	NFS LLC FEBO DARRELL C REED MAUREEN O REED 4681 SHELBURNE RD RADFORD VA 24141-8057	4,609.1020	14.35%

Columbia Short Term Municipal Bond Fund Class B	SIDNEY MORRIS 3605 BERMUDA RUN DR VALDOSTA GA 31605-1082	3,505.4160	10.91%

Columbia Short Term Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,368,911.6830	47.51%

Columbia Short Term Municipal Bond Fund Class C	CITIGROUP GLOBAL MARKETS, INC. HOUSE ACCOUNT ATTN PETER BOOTH 7TH FL 333 W 34TH ST NEW YORK NY 10001-2402	258,752.2480	5.19%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia Short Term Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	159,654,192.8970	86.25%

Columbia SC Intermediate Municipal Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	775,103.7670	32.40%

Columbia SC Intermediate Municipal Bond Fund Class A	NFS LLC FEBO INTERNET RESOURCE MANAGEMENT BANK OF AMERICA NA COLLATERAL P.O. BOX 1329 FORT MILL SC 29716-1329	541,187.7690	22.63%

Columbia SC Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	58,892.8520	60.68%

Columbia SC Intermediate Municipal Bond Fund Class B	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FL JERSEY CITY NJ 07311	6,618.2480	6.82%

Columbia SC Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC SUE B JAMES EST TX SHEL TRUST 1129 WATERFRONT DR MT PLEASANT SC 29464-7428	5,355.4450	5.52%

Columbia SC Intermediate Municipal Bond Fund Class B	WELLS FARGO BANK NA FBO HOPKINS M CRTA P.O. BOX 1533 MINNEAPOLIS MN 55480-1533	5,203.0760	5.36%

Columbia SC Intermediate Municipal Bond Fund Class B	EDWARD D JONES & CO MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	5,040.7010	5.19%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia SC Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	367,785.4010	38.59%

Columbia SC Intermediate Municipal Bond Fund Class C	RAYMOND JAMES & ASSOC INC FBO ANNIE LEE FAYSSOUX TTEE 203 PACOLET HWY GAFFNEY SC 29340-2816	72,740.5460	7.63%

Columbia SC Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,681,570.0070	89.93%

Columbia Total Return Bond Fund Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	575,686.5780	26.27%

Columbia Total Return Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	86,466.3060	24.94%

Columbia Total Return Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	292,987.2470	51.76%

Columbia Total Return Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	86,875,990.2020	79.37%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Columbia VA Intermediate Municipal Bond Fund Class A	FIRST CLEARING LLC C HENRY JONES TTEE C HENRY JONES REVOCLIVTRUST 7320 COLONY POINT RD NORFOLK VA 23505-3300	235,505.2150	5.11%

Columbia VA Intermediate Municipal Bond Fund Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,795.6150	14.62%

Columbia VA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO EDWARD P HAZARD JR FRANCES H HAZARD 915 HOLLYWOOD DR CHESAPEAKE VA 23320-4821	8,324.7130	8.82%

Columbia VA Intermediate Municipal Bond Fund Class B	FIRST CLEARING LLC PETER BRUNK & DIANE BRUNK JT WROS 3501 CARDINAL LN PORTSMOUTH VA 23703-3631	7,391.2080	7.83%

Columbia VA Intermediate Municipal Bond Fund Class B	FIRST CLEARING CORPORATION MARTHA W STEERS TTEE MARTHA W STEERS LIVING TRUST 5801 WILLIAMSBURG LANDING DR WILLIAMSBURG VA 23185-3778	6,783.3320	7.19%

Columbia VA Intermediate Municipal Bond Fund Class B	NFS LLC FEBO NORMA F STUART 6809 DARBY LN SPRINGFIELD VA 22150-2006	5,537.5620	5.87%

Columbia VA Intermediate Municipal Bond Fund Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	53,516.4800	17.68%

Columbia VA Intermediate Municipal Bond Fund Class Z	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	23,109,999.8350	92.99%

Fund	Shareholder Account Registration	Share Balance	Percentage of Class
Corporate Bond Portfolio Class A	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,030,991.0000	99.24%

Mortgage- and Asset-Backed Portfolio Class A	BANK OF AMERICA NA, TRUSTEE ATTN: BETTY BARLEY/FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	3,673,814.0810	86.12%

Mortgage- and Asset-Backed Portfolio Class A	STATE STREET BANK & TRUST CO AAF LIFEGOAL INCOME & GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE BOSTON MA 02111-1724	430,028.9370	10.08%

As of August 31, 2010, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns of record more than 25% of the outstanding shares of the Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of a Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Fund shareholders.

Control Person Ownership of the Funds with fiscal year ending February 28:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Convertible Securities Fund	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	8,941,500.7370	31.83%

Columbia International Value Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	34,350,727.8690	28.74%

Columbia Large Cap Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	51,769,526.9970	55.08%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Large Cap Enhanced Core Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	35,430,037.5880	86.95%

Columbia Marsico Global Fund	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	501,403.7210	71.78%

Columbia Marsico International Opportunities Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	54,208,961.1110	50.44%

Columbia Mid Cap Index Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	68,401,274.4280	31.75%

Columbia Multi-Advisor International Equity Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	65,820,152.9370	56.22%

Columbia Overseas Value Fund	FIM FUNDING INC C/O BOFA GLOBAL CAPITAL MANAGEMENT 100 FEDERAL ST BOSTON MA 02110-1802	1,088,418.8280	100.00%

Columbia Small Cap Growth Fund II	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	12,402,334.2720	36.40%

Columbia Small Cap Index Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	30,772,153.5870	30.75%

Control Person Ownership of the Funds with fiscal year ending March 31:

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Asset Allocation Fund II	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	2,538,471.9340	56.38%

Columbia CA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	20,402,583.1980	85.53%

Columbia GA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	9,169,349.1900	77.87%

Columbia High Income Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	53,986,303.5250	53.88%

Columbia LifeGoal® Balanced Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	23,278,951.3000	43.93%

Columbia LifeGoal® Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15,638,592.1770	42.86%

Columbia LifeGoal® Income and Growth Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5,645,598.1320	41.54%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia LifeGoal® Income Portfolio	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	1,036.212.8020	36.90%

Columbia MD Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	11,376,071.5190	75.19%

Columbia Masters International Equity Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	6,650,697.2390	45.30%

Columbia NC Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	15,372,334.8690	73.61%

Columbia Short Term Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	147,188,496.5770	59.13%

Columbia Short Term Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	159,654,192.8970	69.43%

Columbia SC Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,681,570.0070	72.28%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Columbia Total Return Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS, TX 75202-3908	86,875,990.2020	77.18%

Columbia VA Intermediate Municipal Bond Fund	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	23,109,999.8350	77.39%

Corporate Bond Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	2,030,991.0000	99.24%

Mortgage- and Asset- Backed Portfolio	BANK OF AMERICA NA, TRUSTEE ATTN BETTY BARLEY/ FUNDS ACCOUNTING 1201 MAIN STREET 10TH FL DALLAS TX 75202-3908	3,673,814.0810	86.12%

Bank of America, N.A. is a national banking association organized under the laws of the United States, 101 South Tryon Street, Charlotte, North Carolina 28255. Bank of America Corporation, a publicly-traded financial services corporation, is the ultimate parent company of Bank of America, N.A.

FIM Funding, Inc. is a non-depository credit institution organized under the laws of the United States, 401 North Tryon Street, Charlotte, North Carolina 28202. Bank of America Corporation is the ultimate parent company of FIM Funding, Inc.

Merrill Lynch, Pierce, Fenner & Smith Incorporated is a registered broker-dealer organized under the laws of the United States, One Bryant Park, New York, New York 10036. Bank of America Corporation is the ultimate parent company of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the 1940 Act. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants’ motion to dismiss the complaint, the District Court dismissed one of plaintiffs’ four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants’ favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considered and ruled in a case captioned Jones v. Harris Associates, which involved issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit’s decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court’s decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the 1940 Act, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds’ Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds. Please refer to a Fund’s prospectus and statement of additional information to determine whether that Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Bonds

The following summarizes the ratings used by S&P for bonds. The ratings AAA, AA, A and BBB denote investment grade securities.

AAA bonds have the highest rating assigned by S&P and are considered to have an extremely strong capacity to pay interest and repay principal.

AA bonds are considered to have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds are considered to have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are considered to have an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds are considered to have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB – rating.

B bonds are considered to have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB – rating.

CCC bonds are considered to have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B – rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC – debt rating. The C rating may be used to cover a situation, for example, where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal Notes

SP-1. Notes rated SP-1 are considered to have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 are considered to have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Commercial Paper

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1. Issues assigned to this rating are considered to have overwhelming or very strong capacity for timely payment. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Municipal Bonds

Aaa bonds are considered to be of the best quality. They are considered to have the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are considered to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody’s believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or Baa1.

A bonds are considered to possess many favorable investment attributes and are to be considered to be upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment at some time in the future.

Baa bonds are considered to be medium grade obligations: they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are considered to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this grade.

B bonds are considered generally to lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are considered to be of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds are considered to represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated are considered to have extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Corporate Bonds

The description of the applicable rating symbols (Aaa, Aa, A, Baa, etc.) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody’s applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Municipal Notes

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, Moody’s, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

FITCH, INC. (FITCH)

Long-Term Debt

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A bonds are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Speculative Grade Bond Ratings

BB bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds are considered to have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are considered to be minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these securities and D represents the lowest potential for recovery.

Plus (+) or minus (-): Plus or minus signs are used to show relative standing within the major rating categories. Plus and minus signs, however, are not used in the DDD, DD, or D categories.

Short-Term Debt

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

F-1+ obligations have exceptionally strong credit quality and are considered to have the strongest degree of assurance for timely payment.

F-1 obligations are considered to reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 obligations are considered to have good credit quality. Securities in this class have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3 obligations are considered to have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S rating is assigned to obligations that are considered to have a minimal degree of assurance for timely payment and to be vulnerable to near-term adverse changes in financial and economic conditions.

B obligations are considered to have a minimal capacity for timely payment of financial commitments and a susceptibility to the adverse effects of changes in circumstances and economic conditions.

C rating is assigned to obligations that are considered to have a high default risk and whose capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D obligations are in actual or imminent payment default.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC

PROXY VOTING POLICY FOR LEGACY COLUMBIA MANAGEMENT CLIENTS

EFFECTIVE MAY 1, 2010

Columbia Management Investment Advisers, LLC (CMIA) has adopted the attached Proxy Voting Policy for purposes of voting proxies of securities held in certain client accounts1, with the following changes:

•	References to Columbia Management Advisors, LLC and CMA are deemed to be references to Columbia Management Investment Advisers, LLC; and

•	References to Bank of America Corporation and BAC are deemed to be references to Ameriprise Financial, Inc.

In addition, the text of footnote 1 in the Proxy Voting Policy is hereby deleted and replaced with the following:

Ameriprise Financial, Inc., the corporate parent of Columbia Management Investment Advisers, LLC, and all of its numerous affiliates own, operate and have interests in many lines of business that may create or give rise to the appearance of a conflict of interest between Ameriprise Financial, Inc. or its affiliates and those of clients advised by Columbia Management Investment Advisers, LLC. For example, Ameriprise Financial, Inc. and its affiliates may have interests with respect to issuers of voting securities that could appear to or even actually conflict with Columbia Management Investment Advisers, LLC’s duty, in the proxy voting process, to act in the best economic interest of its clients.

[1]	On April 30, 2010, Ameriprise Financial, Inc., the parent company of CMIA, acquired from Bank of America, N.A. a portion of the asset management business of Columbia Management Group, LLC, the parent company of Columbia Management Advisors, LLC (“CMA”). In connection with this transaction, CMIA became the investment adviser of certain client accounts previously advised by CMA. CMIA will apply CMA’s Proxy Voting Policy to certain of these and other client accounts.

B-1

Columbia Management Advisors, LLC (“CMA”) – Proxy Voting Policy

Last Review Date:	April 2010
Applicable Regulatory Authority:	Rule 206(4)-6 under the Investment Advisers Act of 1940 Form N-PX ERISA Department of Labor Bulletin 08-2 Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to Employee Retirement Income Security Act (“ERISA”) accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the Global Wealth and Investment Management (“GWIM”) Investment Operations Group, the Investment groups (particularly, Equity and Chief Investment Officer’s Office), as well as to Compliance Risk Management (“CRM”) and Legal. CRM and Business groups to which this policy directly applies must adopt written procedures to implement this Policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA, its associates, or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending each year on June 30th on Form N-PX.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware prior to the vote deadline date, subject to certain general exceptions described below.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Conflicts of Interest section below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of Achieving Compliance

The Proxy Group within GWIM Investment Operations is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The Proxy Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Voting Guidelines; and (2) review of the Columbia Funds’ fund website to ensure that annual proxy voting reports are posted in a timely and accurate manner. CMA has established a Proxy Committee which is responsible for overseeing the proxy voting process.

The specific responsibilities of the Proxy Committee and scope of its oversight are described in the Proxy Committee’s charter.

CMA’S INVESTMENT ASSOCIATES’ RESPONSIBILITIES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Group within GWIM Investment Operations will refer these matters first to the relevant CMA research analyst after first confirming that the proxy matter does not present a potential conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B – Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating their recommendation to the Proxy Group.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular

[1]	Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve said conflict in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy voting guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM identifies companies with which CMA has a significant business relationships and Proxy Referrals of such companies will be voted consistent with CMA’s conflicts management procedures described below. For Proxy Referrals that do not involve companies with which CMA has a significant business relationship the relevant CMA investment personnel (i.e. research analyst, portfolio manager, members of Proxy Committee) involved in the particular Proxy Referral must report any personal conflict of interest circumstances (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise, unusual communications with parties outside the investment organization concerning a proxy matter) to Columbia Management’s Conflicts of Interest Officer in writing (see Appendix B). In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will similarly disclose the circumstance and abstain from participating in the Committee’s determination of whether and/or how to vote in the matter.

If the Proxy Committee, the Chairperson of the Proxy Committee, or the Conflicts Officer determines that a proxy matter presents a material conflict of interest, or a material conflict of interest is otherwise determined to exist through the application of this Policy, CMA will invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent; or

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America Corporation (“BAC”) or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA reviews its proxy vendor’s conflicts of interest procedures as part of its oversight of the proxy vendor’s services.

CMA and other BAC affiliates have adopted various other policies and procedures that help reinforce this Policy. Please see any associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

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The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be CMA’s proxy voting agent.

PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request in writing that the Proxy Committee consider voting the proxy other than according to such Guidelines and provide information as the Proxy Committee may request. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Matters

For the following categories, proxies will be voted as stated below:

1. New Proposals. For certain new proposals that are expected to be proposed to shareholders of multiple companies, the Proxy Committee may develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for accounts adhering to Taft Hartley principles will be voted according to the Taft Hartley Guidelines developed by the proxy vendor.

3. Accounts Adhering to Socially Responsible Principles. All proposals for accounts adhering to socially responsible principles will be voted according to the Socially Responsible Guidelines developed by the proxy vendor or as specified by the client.

4. Proxies of International Issuers. In general, CMA will refrain from voting securities in cases where international issuers impose share blocking restrictions. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such securities, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy. Additionally, proxies will typically not be voted in markets where powers of attorney are required to be executed in order to vote shares.

5. Proxy Referrals for Passive Index Accounts. Proxy Referrals for a security that is held only within a passive index account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, shall be voted according to the guidelines developed by the proxy vendor or as specified by the client. However, if a security is held within a passive index account managed by CMA’s Quantitative Strategies Group and within another CMA-managed account (including without limitation an account actively managed by CMA’s Quantitative Strategies Group), all proposals, including Proxy Referrals, will be voted in accordance with the Voting Guidelines, subject to the other provisions of this Policy.

6. Proxy Voting for Securities on Loan. CMA generally votes in cases where shares have been loaned from actively managed Columbia Funds as long as the shares have been recalled in a timely manner. However, CMA generally does not vote shares that have been loaned from passively managed Columbia Index Funds. Other CMA clients may have their own stock loan programs and may or may not recall their shares for proxy voting.

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Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Columbia Management Conflicts Officer.

Monitoring/Oversight

CRM and/or Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and for which CMA was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

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These records include:

Document	Responsible Party
Proxy Committee Meeting Minutes and Related Materials	Proxy Group in GWIM Investment Operations

Proxy Vote Recommendation Form and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations (or any other document created by CMA that was material to making a voting decision or that memorializes the basis for the voting decision)	Proxy Group in GWIM Investment Operations

Conflicts of Interest Review Documentation, including Conflicts of Interest Forms	Compliance Risk Management

Client Communications Regarding Proxy Matters	Client Service Group

Copy of Each Applicable Proxy Statement Unless it has been Filed with the SEC and may be Obtained from the SEC’s EDGAR System	Proxy Group in GWIM Investment Operations

Records should be retained for a period of not less than six years plus the current year. Records must be retained in an appropriate office of CM for the first three years.

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APPENDIX A – CMA’s Proxy Voting Policy

CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board; or

(vi)	CMA generally will vote AGAINST Director nominee of a company who is chief executive officer of another company on whose board the company’s chief executive officer sits (i.e. interlocking executives).

One a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor; served voted for the adoption of a poison pill without approval of shareholders), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•	Proposals to separate the role of Chairman of the Board and CEO.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals for the company to adopt confidential voting.

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CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA will generally vote FOR 162(m) bonus plans unless the Proxy Administrator recommends voting against a specific plan, in which case CMA will vote on a CASE-BY-CASE basis.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis:

•	In contested elections of directors. Proposals to adopt or eliminate cumulative voting.

•	CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

•	CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

•	CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR:

•

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards.

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Shareholder proposals to adopt a non-binding advisory vote on Executive Compensation (“Say on Pay”).

•

CMA recognizes that individual compensation committees are in the best position to determine the optimal design of share based plans. However, CMA generally prefers a greater use of restricted stock in place of stock options due to the greater uncertainty involved with the valuation of stock options at the time of issue.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

•

CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds 5% of the average number of shares outstanding for the last 3 years, or exceeds 1% of the average number of shares outstanding for the last 3 years (for directors only), CMA will vote on such proposals on a CASE-BY-CASE basis. CMA requires that management provide substantial justification for the repricing of options.

CMA will vote on a CASE-BY-CASE basis:

•	Proposals regarding approval of specific executive severance arrangements.

•	-Management proposals regarding “Say on Pay” (i.e. non-binding advisory vote on pay).

•	Proposals that involve awarding 50% or more of the equity shares of an equity-based compensation plan to the top five or fewer executives.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

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CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

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CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services exceeds 25% of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

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7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will generally vote FOR proposals to approve Directors’ Fees, unless the proxy vendor would vote against such proposal in accordance with its guidelines, in which case CMA will evaluate the proposal on a CASE-BY-CASE basis.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’s categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

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CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

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Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for anti-takeover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

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Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

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Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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APPENDIX B

Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

___________________________________________________________________________________

___________________________________________________________________________________

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

___________________________________________________________________________________

___________________________________________________________________________________

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

___________________________________________________________________________________

___________________________________________________________________________________

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

___________________________________________________________________________________

___________________________________________________________________________________

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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APPENDIX C

CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Overview of Proxy Vote and Meeting Date:

Proxy Agenda Item(s)

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (FOR, AGAINST, ABSTAIN) including brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

        or

In the case of Proxy Votes to be referred to the Proxy Committee, submit this form and materials to the Chair of the Proxy Committee

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MacKay Shields Proxy Voting Policy and Procedures

MacKay Shields LLC

Proxy Voting Policies and Procedures

1. Introduction

MacKay Shields LLC (“MacKay Shields” or the “Firm”), has adopted these “Proxy Voting Policy and Procedures” (the “Policy”) to ensure the Firm’s compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to ensure that proxies are voted in the best interests of the Firm’s clients.

2. Statement of Policy

2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term — that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.

2.2 When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.

2.3 MacKay Shields may choose not to vote proxies under the following circumstances:

•	If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

•	If the cost of voting the proxy outweighs the possible benefit; or

•	If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3. Use of Third Party Proxy Voting Service Provider

To discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected RiskMetrics Group (“RM”), to assist it in researching voting proposals, analyzing the financial implications of voting proposals and voting proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by RM.

4. Proxy Voting Guidelines

4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients who so specify will be voted in accordance with the voting recommendations contained in the applicable

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RM non-union domestic or global proxy voting guidelines, as in effect from time to time (“Non-Union Guidelines”). A summary of the current Non-Union Guidelines is attached as Exhibit A.

4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable RM Taft-Hartley domestic or global proxy voting guidelines, as in effect from time to time (“Union Guidelines”). A summary of the current Union Guidelines is attached as Exhibit B.

4.3 For purposes of the Policy, the Non-Union and Union Guidelines are collectively referred to as the Standard Guidelines.

4.4 A client may choose to use proxy voting guidelines different from the Standard Guidelines (“Custom Guidelines”). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.

4.5 In the event the Standard Guidelines or any client’s Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a “case-by-case” basis, the proxy will be voted in accordance with RM recommendations, subject to Section 6. In the event that RM has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client’s specific request even if it is in a manner inconsistent with the Standard Guidelines or the client’s Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing RM how to cast the vote.

4.7 In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client’s Custom Guidelines, as the case may be. However, it is recognized that the Firm’s portfolio management team has the ultimate responsibility for proxy voting.

4.8 For clients using the Standard Guidelines, the Firm will instruct RM to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide RM with a copy of such Custom Guidelines and will instruct RM to cast votes in accordance with such Custom Guidelines. RM will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct RM to cast such client’s proxy in accordance with such request.

5. Client Account Set-up and Review

5.1 Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay’s Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client’s proxies. Any such refusal shall be in writing.

5.2 If MacKay Shields has authority to vote a client’s proxies, the marketing or client service person responsible for setting up the account will ask the client to specify in writing (which may be by e-mail) whether the Firm should vote proxies in accordance with the Non-Union Guidelines, Union Guidelines or Custom Guidelines.

5.3 In most cases, the delegation of voting authority to MacKay Shields, and the Firm’s use of a third-party proxy voting service provider shall be memorialized in the client’s investment management agreement.

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5.4 MacKay Shields shall notify RM of new client accounts using such form as RM shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client’s account for which the Firm has proxy voting authority is established on the appropriate systems and that each such account is properly coded for voting under the appropriate Non-Union Guidelines, Union Guidelines or Custom Guidelines, as the case may be.

6. Overriding Guidelines

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or a RM voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm’s clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or a RM voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Schedule C.

7. Referral of Voting Decision by RM to MacKay Shields

7.1 In the event that the Standard Guidelines or a client’s Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and RM has not made a recommendation as to how such proxy should be voted, RM will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.2 In the event that the Standard Guidelines or a client’s Custom Guidelines require a “case-by-case” determination on a particular proxy vote and RM has not made a recommendation as to how such proxy should be voted, RM will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.3 In the event that RM determines that a conflict of interest exists as a result of which RM is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, RM will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

8. Conflicts of Interest

8.1 The Firm’s portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an RM voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted (“Conflict”).

8.2. By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:

•	Manages the issuer’s or proponent’s pension plan;

•	Administers the issuer’s or proponent’s employee benefit plan;

•	Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

•	Manages money for an employee group.

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Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

•	An executive of the issuer or proponent;

•	A director of the issuer or proponent;

•	A person who is a candidate to be a director of the issuer;

•	A participant in the proxy contest; or

•	A proponent of a proxy proposal.

8.3 Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.

8.4 After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm’s General Counsel (“GC”) or Chief Compliance Officer (“CCO”) determines that there is no potential Conflict, the GC or CCO or their designee may instruct RM to vote the proxy issue as set forth in the completed Form.

8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy — i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.

8.6 In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:

•	The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

•	The nature of the relationship of the issuer with the Firm, its affiliates or its executive officers.

•	Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.

•	Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

•	Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.

MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9. Securities Lending

MacKay Shields portfolio managers will monitor upcoming meetings and MacKay Shields will request that clients call back securities loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to request that clients call back securities loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan.

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10. Reporting

Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client’s portfolio. The report will generally contain the following information:

•	The name of the issuer of the security;

•	The security’s exchange ticker symbol;

•	The security’s CUSIP number;

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether MacKay Shields cast its vote on the matter;

•	How MacKay Shields voted; and

•	Whether MacKay Shields voted for or against management.

11. Record-Keeping

Either MacKay Shields or RM as indicated below will maintain the following records:

•	A copy of the Policy and MacKay’s Standard Guidelines;

•	A copy of each proxy statement received by MacKay Shields or forwarded to RM by the client’s custodian regarding client securities;

•	A record of each vote cast by MacKay Shields on behalf of a client;

•

A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

•

A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least eight years.

12. Review of Voting and Guidelines

As part of its periodic reviews, MacKay Shields’ Legal/Compliance Department will conduct an annual review of the prior year’s proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.

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13. How to Request Information On How the Firm Voted Proxies

Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed [(212)-754-9205] to MacKay Shields Client Services Department at:

MacKay Shields LLC

9 West 57th Street

New York, NY 10019

ATTN: Client Services

Attachments:

Exhibit A—	Summary of Standard Guidelines for non-union clients
Exhibit B—	Summary of Standard Guidelines for union clients (Taft-Hartley)
Schedule C—	Proxy Vote Override/Decision Form

Effective	February 12, 2010

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2010 U.S. Proxy Voting Guidelines Summary

January 8, 2010

Copyright © 2009-2010 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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RiskMetrics Group

2010 U.S. Proxy Voting Guidelines Summary

Effective for Meetings on or after Feb. 1, 2010

Published December 31, 2009

Updated Jan. 8, 2010

The following is a condensed version of the proxy voting recommendations contained in the RiskMetrics’ (RMG) U.S. Proxy Voting Manual.

1. Routine/Miscellaneous

Adjourn Meeting

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction if supporting that merger or transaction. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”

— — — — —

Amend Quorum Requirements

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

— — — — —

Amend Minor Bylaws

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

— — — — —

Change Company Name

Vote FOR proposals to change the corporate name.

— — — — —

Change Date, Time, or Location of Annual Meeting

Vote FOR management proposals to change the date, time, and/or location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date, time, and/or location of the annual meeting unless the current scheduling or location is unreasonable.

— — — — —

Other Business

Vote AGAINST proposals to approve other business when it appears as voting item.

— — — — —

Audit-Related

Auditor Indemnification and Limitation of Liability

Consider the issue of auditor indemnification and limitation of liability on a CASE-BY-CASE basis. Factors to be assessed include, but are not limited to:

•	The terms of the auditor agreement- the degree to which these agreements impact shareholders’ rights;

•	Motivation and rationale for establishing the agreements;

•	Quality of disclosure; and

•	Historical practices in the audit area.

WITHHOLD or vote AGAINST members of an audit committee in situations where there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

— — — — —

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit related fees + tax compliance/preparation fees

Tax compliance and preparation include the preparation of original and amended tax returns, refund claims and tax payment planning. All other services in the tax category, such as tax advice, planning or consulting should be added “Other” fees. If the breakout of tax fees cannot be determined, add all tax fees to “Other “ fees.

In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

— — — — —

Shareholder Proposals Limiting Non-Audit Services

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

— — — — —

Shareholder Proposals on Audit Firm Rotation

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

•	The tenure of the audit firm;

•	The length of rotation specified in the proposal;

•	Any significant audit-related issues at the company;

•	The number of Audit Committee meetings held each year;

•	The number of financial experts serving on the committee; and

•	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

— — — — —

2. Board of Directors:

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined on a CASE-BY-CASE basis.

Four fundamental principles apply when determining votes on director nominees:

•

Board Accountability: Practices that promote accountability include: transparency into a company’s governance practices; annual board elections; and providing shareholders the ability to remove problematic directors and to vote on takeover defenses or other charter/bylaw amendments. These practices help reduce the opportunity for management entrenchment.

•

Board Responsiveness: Directors should be responsive to shareholders, particularly in regard to shareholder proposals that receive a majority vote and to tender offers where a majority of shares are tendered. Furthermore, shareholders should expect directors to devote sufficient time and resources to oversight of the company.

•	Director Independence: Without independence from management, the board may be unwilling or unable to effectively set company strategy and scrutinize performance or executive compensation.

•

Director Competence: Companies should seek directors who can add value to the board through specific skills or expertise and who can devote sufficient time and commitment to serve effectively. While directors should not be constrained by arbitrary limits such as age or term limits, directors who are unable to attend board and committee meetings and/or who are overextended (i.e. serving on too many boards) raise concern on the director’s ability to effectively serve in shareholders’ best interests.

Board Accountability

Problematic Takeover Defenses

VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:

•

The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

•	The company’s poison pill has a “dead-hand” or “modified dead-hand feature. Vote withhold/against every year until this feature is removed;

[1]

In general, companies with a plurality vote standard use “withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.

•

The board adopts a poison pill with -term aterm pill”), of existing pill, including any “short-term” pill (12 months or less), commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

•	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•

The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:

•	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

•	The company receives an adverse opinion on the company’s financial statements from its auditor; or

•

There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:

•

Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices

VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:

•	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

•	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

•	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.

Other Problematic Governance Practices

VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

•

The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:

—	A classified board structure;

—	A supermajority vote requirement;

—	Majority vote standard for director elections with no carve out for contested elections;

—	The inability for shareholders to call special meetings;

—	The inability for shareholders to act by written consent;

—	A dual-class structure; and/or

—	A non-shareholder approved poison pill.

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to the director(s) service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Board Responsiveness

Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:

•

The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•

The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

•

At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.

Director Independence

Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

•	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

•	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

•	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

•	The full board is less than majority independent.

Director Competence

Vote AGAINST or WITHHOLD from individual directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:

—	Degree to which absences were due to an unavoidable conflict;

—	Pattern of absenteeism; and

—	Other extraordinary circumstances underlying the director’s absence;

•	Sit on more than six public company boards;

•	Are CEOs of public companies who sit on the boards of more than two public companies besides their own — withhold only at their outside boards.

— — — — —

2010 RMG Categorization of Directors

1.	Inside Director (I)

1.1.	Employee of the company or one of its affiliates[i].

1.2.	Among the five most highly paid individuals (excluding interim CEO).

1.3.	Listed as an officer as defined under Section 16 of the Securities and Exchange Act of 1934 (“section 16 officer”)ii.

1.4.	Current interim CEO.

1.5.	Beneficial owner of more than 50 percent of the company’s voting power (this may be aggregated if voting power is distributed among more than one member of a defined group).

2.	Affiliated Outside Director (AO)

Board Attestation

2.1.	Board attestation that an outside director is not independent.

Former CEO

2.2.	Former CEO of the companyiii,iv.

2.3.	Former CEO of an acquired company within the past five yearsiv.

2.4.	Former interim CEO if the service was longer than 18 months. If the service was between twelve and eighteen months an assessment of the interim CEO’s employment agreement will be made[v].

Non-CEO Executives

2.5.	Former Section 16 officerii of the company, an affiliate[i] or an acquired firm within the past five years.

2.6.	Section 16 officerii of a former parent or predecessor firm at the time the company was sold or split off from the parent/predecessor within the past five years.

2.7.	Section 16 officerii, former Section 16 officer, or general or limited partner of a joint venture or partnership with the company.

Family Members

2.8.	Immediate family membervi of a current or former Section 16 officerii of the company or its affiliates[i] within the last five years.

2.9.

Immediate family membervi of a current employee of company or its affiliates[i] where additional factors raise concern (which may include, but are not limited to, the following: a director related to numerous employees; the company or its affiliates employ relatives of numerous board members; or a non-Section 16 officer in a key strategic role).

Transactional, Professional, Financial, and Charitable Relationships

2.10.

Currently provides (or an immediate family membervi provides) professional servicesvii to the company, to an affiliate[i] of the company or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.11.

Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an employee of, an organization which provides professional servicesvii to the company, to an affiliate[i] of the company, or an individual officer of the company or one of its affiliates in excess of $10,000 per year.

2.12.	Has (or an immediate family membervi has) any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.13.

Is (or an immediate family membervi is) a partner in, or a controlling shareholder or an executive officer of, an organization which has any material transactional relationshipviii with the company or its affiliates[i] (excluding investments in the company through a private placement).

2.14.	Is (or an immediate family membervi is) a trustee, director, or employee of a charitable or non-profit organization that receives material grants or endowmentsviii from the company or its affiliates[i].

Other Relationships

2.15.	Party to a voting agreementix to vote in line with management on proposals being brought to shareholder vote.

2.16.	Has (or an immediate family membervi has) an interlocking relationship as defined by the SEC involving members of the board of directors or its Compensation Committee[x].

2.17.	Founderxi of the company but not currently an employee.

2.18.	Any materialxii relationship with the company.

3.	Independent Outside Director (IO)

3.1.	No materialxii connection to the company other than a board seat.

Footnotes:

[i]	“Affiliate” includes a subsidiary, sibling company, or the parent company. RMG uses 50 percent control ownership by the parent company as the standard for applying its affiliate designation.

ii

“Section 16 officer” (officers subject to Section 16 of the Securities and Exchange Act of 1934) includes the chief executive, operating, financial, legal, technology, and accounting officers of a company (including the president, treasurer, secretary, controller, or any vice president in charge of a principal business unit, division, or policy function). A non-employee director serving as an officer due to statutory requirements (e.g. corporate secretary) will be classified as an Affiliated Outsider. If the company provides explicit disclosure that the director is not receiving additional compensation in excess of $10,000 per year for serving in that capacity, then the director will be classified as an Independent Outsider.

iii	Includes any former CEO of the company prior to the company’s initial public offering (IPO).
iv

When there is a former CEO of a special purpose acquisition company (SPAC) serving on the board of an acquired company, RMG will generally classify such directors as independent unless determined otherwise taking into account the following factors: the applicable listing standards determination of such director’s independence; any operating ties to the firm; and the existence of any other conflicting relationships or related party transactions.

[v]

RMG will look at the terms of the interim CEO’s employment contract to determine if it contains serverance pay, long-term health and pension benefits, or other such standard provisions typically contained in contracts of permanent, non-temporary CEOs. RMG will also consider if a formal search process was underway for a full-time CEO at the time.

vi

“Immediate family member” follows the SEC’s definition of such and cover spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

vii

Professional services can be characterized as advisory in nature, generally involve access to sensitive company information or to strategic decision-making, and typically have a commission- or fee-based payment structure. Professional services generally include, but are not limited to the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; legal services; property management services; realtor services; lobbying services; executive search services; and IT consulting services. The following would generally be considered transactional relationships and not professional services: deposit services; IT tech support services; educational services; and construction services. The case of participation in a banking syndicate by a non-lead bank should be considered a transactional (and hence subject to the associated materiality test) rather than a professional relationship. “Of Counsel” relationships are only considered immaterial if the individual does not receive any form of compensation (in excess of $10,000 per year) from, or is a retired partner of, the firm providing the professional service. The case of a company providing a professional service to one of its directors or to an entity with which one of its directors is affiliated, will be considered a transactional rather than a professional relationship. Insurance services and marketing services are assumed to be professional services unless the company explains why such services are not advisory.

viii

A material transactional relationship, including grants to non-profit organizations, exists if the company makes annual payments to, or receives annual payments from, another entity exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues, in the case of a company which follows NASDAQ listing standards; or the greater of $1,000,000 or 2 percent of the recipient’s gross revenues, in the case of a company which follows NYSE/Amex listing standards. In the case of a company which follows neither of the preceding standards, RMG will apply the NASDAQ-based materiality test. (The recipient is the party receiving the financial proceeds from the transaction).

ix

Dissident directors who are parties to a voting agreement pursuant to a settlement arrangement, will generally be classified as independent unless determined otherwise taking into account the following factors: the terms of the agreement; the duration of the standstill provision in the agreement; the limitations and requirements of actions that are agreed upon; if the dissident director nominee(s) is subject to the standstill; and if there any conflicting relationships or related party transactions.

[x]

Interlocks include: executive officers serving as directors on each other’s compensation or similar committees (or, in the absence of such a committee, on the board); or executive officers sitting on each other’s boards and at least one serves on the other’s compensation or similar committees (or in the absence of such a committee on the board).

xi	The operating involvement of the founder with the company will be considered. Little to no operating involvement may cause RMG to deem the founder as an independent outsider.
xii

For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

— — — — —

Board-Related Management Proposals

Age Limits

Vote AGAINST management proposal to limit the tenure of outside directors through mandatory retirement ages.

— — — — —

Board Size

Vote FOR proposals seeking to fix the board size or designate a range for the board size.

Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

— — — — —

Classification/Declassification of the Board

Vote AGAINST proposals to classify (stagger) the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

— — — — —

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

— — — — —

Director and Officer Indemnification and Liability Protection

Vote CASE-BY-CASE on proposals on director and officer indemnification and liability protection using Delaware law as the standard.

Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to liability for acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote AGAINST proposals that would expand the scope of indemnification to provide for mandatory indemnification of company officials in connection with acts that previously the company was permitted to provide indemnification for at the discretion of the company’s board (i.e., “permissive indemnification”) but that previously the company was not required to indemnify.

Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	If the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company; and

•	If only the director’s legal expenses would be covered.

— — — — —

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

— — — — —

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

— — — — —

Majority Vote Threshold for Director Elections

Generally vote FOR management proposals to adopt a majority of votes cast standard for directors in uncontested elections. Vote AGAINST if no carve-out for plurality in contested elections is included.

— — — — —

Term Limits

Vote AGAINST management proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

— — — — —

Board-Related Shareholder Proposals/Initiatives

Age Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors through mandatory retirement ages.

— — — — —

Annual Election (Declassification) of the Board

Vote FOR shareholder proposals to repeal classified (staggered) boards and to elect all directors annually.

— — — — —

Cumulative Voting

Generally vote FOR shareholder proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure[3] to allow shareholders to nominate directors to the company’s ballot; and

•

The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

— — — — —

Establish/Amend Nominee Qualifications

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on the reasonableness of the criteria and to what degree they may preclude dissident nominees from joining the board.

Vote CASE-BY-CASE on shareholder resolutions seeking a director nominee candidate who possesses a particular subject matter expertise, considering:

•	The company’s board committee structure, existing subject matter expertise, and board nomination provisions relative to that of its peers;

•	The company’s existing board and management oversight mechanisms regarding the issue for which board oversight is sought;

•	The company disclosure and performance relating to the issue for which board oversight is sought and any significant related controversies; and

•	The scope and structure of the proposal.

— — — — —

Establishment of Board Committees Shareholder Proposals

Generally vote AGAINST shareholder proposals to establish a new board committee, as such proposals seek a specific oversight mechanism/structure that potentially limits a company’s flexibility to determine an appropriate oversight mechanism for itself. However, the following factors will be considered:

•	Existing oversight mechanisms (including current committee structure) regarding the issue for which board oversight is sought;

•	Level of disclosure regarding the issue for which board oversight is sought;

•	Company performance related to the issue for which board oversight is sought;

•	Board committee structure compared to that of other companies in its industry sector; and/or

•	The scope and structure of the proposal.

— — — — —

Establishment of Board Policy on Shareholder Engagement

Generally vote FOR shareholders proposals requesting that the board establish an internal mechanism/process, which may include a committee, in order to improve communications between directors and shareholders, unless the company has the following features, as appropriate:

•	Established a communication structure that goes beyond the exchange requirements to facilitate the exchange of information between shareholders and members of the board;

[3]

Similar structure” would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot IN ADDITION TO management’s nominees, and their bios are included in management’s proxy.

•	Effectively disclosed information with respect to this structure to its shareholders;

•	Company has not ignored majority-supported shareholder proposals or a majority withhold vote on a director nominee; and

•

The company has an independent chairman or a lead director, according to RMG’s definition. This individual must be made available for periodic consultation and direct communication with major shareholders.

— — — — —

Filling Vacancies/Removal of Directors

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholders’ ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

— — — — —

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:

The company maintains the following counterbalancing governance structure:

•

Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

—	presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

—	serves as liaison between the chairman and the independent directors;

—	approves information sent to the board;

—	approves meeting agendas for the board;

—	approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

—	has the authority to call meetings of the independent directors;

—	if requested by major shareholders, ensures that he is available for consultation and direct communication;

•	Two-thirds independent board;

•	All independent key committees;

•	Established governance guidelines;

•	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

•	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

—	Egregious compensation practices;

—	Multiple related-party transactions or other issues putting director independence at risk;

—	Corporate and/or management scandals;

—	Excessive problematic corporate governance provisions; or

—	Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

— — — — —

Majority of Independent Directors/Establishment of Independent Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider. (See Categorization of Directors.)

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

— — — — —

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company ‘s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carve-out for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

— — — — —

Open Access (Proxy Access)

Vote CASE-BY-CASE on shareholder proposals asking for open or proxy access, taking into account:

•	The ownership threshold proposed in the resolution;

•	The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

— — — — —

Proxy Contests- Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

— — — — —

Require More Nominees than Open Seats

Vote AGAINST shareholder proposals that would require a company to nominate more candidates than the number of open board seats.

— — — — —

Term Limits

Vote AGAINST shareholder proposals to limit the tenure of outside directors through term limits. However, scrutinize boards where the average tenure of all directors exceeds 15 years for independence from management and for sufficient turnover to ensure that new perspectives are being added to the board.

— — — — —

Vote No Campaigns

In cases where companies are targeted in connection with public “vote no” campaigns, evaluate director nominees under the existing governance policies for voting on director nominees in uncontested elections. Take into consideration the arguments submitted by shareholders and other publicly-available information.

— — — — —

3. Shareholder Rights  & Defenses

Advance Notice Requirements for Shareholder Proposals/Nominations

Vote CASE-BY-CASE basis on advance notice proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible and within the broadest window possible, recognizing the need to allow sufficient notice for company, regulatory and shareholder review.

To be reasonable, the company’s deadline for shareholder notice of a proposal/nominations must not be more than 60 days prior to the meeting, with a submittal window of at least 30 days prior to the deadline. The submittal window is the period under which a shareholder must file his proposal/nominations prior to the deadline.

In general, support additional efforts by companies to ensure full disclosure in regard to a proponent’s economic and voting position in the company so long as the informational requirements are reasonable and aimed at providing shareholders with the necessary information to review such proposals.

— — — — —

Amend Bylaws without Shareholder Consent

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

— — — — —

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators, and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

— — — — —

Control Share Acquisition Provisions

Control share acquisition statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds. Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested shares. Thus, control share acquisition statutes effectively require a hostile bidder to put its offer to a shareholder vote or risk voting disenfranchisement if the bidder continues buying up a large block of shares.

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

— — — — —

Control Share Cash-Out Provisions

Control share cash-out statutes give dissident shareholders the right to “cash-out” of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.

Vote FOR proposals to opt out of control share cash-out statutes.

— — — — —

Disgorgement Provisions

Disgorgement provisions require an acquirer or potential acquirer of more than a certain percentage of a company’s stock to disgorge, or pay back, to the company any profits realized from the sale of that company’s stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor’s gaining control status are subject to these recapture-of-profits provisions.

Vote FOR proposals to opt out of state disgorgement provisions.

— — — — —

Fair Price Provisions

Vote CASE-BY-CASE on proposals to adopt fair price provisions (provisions that stipulate that an acquirer must pay the same price to acquire all shares as it paid to acquire the control shares), evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

— — — — —

Freeze-Out Provisions

Vote FOR proposals to opt out of state freeze-out provisions. Freeze-out provisions force an investor who surpasses a certain ownership threshold in a company to wait a specified period of time before gaining control of the company.

— — — — —

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders.

Vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

Vote CASE-BY-CASE on anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

— — — — —

Net Operating Loss (NOL) Protective Amendments

For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:

•

The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

•	The value of the NOLs;

•	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

— — — — —

Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

•	Shareholders have approved the adoption of the plan; or

•

The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.

— — — — —

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;

•	A term of no more than three years;

•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

— — — — —

Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)

Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

— — — — —

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

•	The election of fewer than 50% of the directors to be elected is contested in the election;

•	One or more of the dissident’s candidates is elected;

•	Shareholders are not permitted to cumulate their votes for directors; and

•	The election occurred, and the expenses were incurred, after the adoption of this bylaw.

— — — — —

Reincorporation Proposals

Management or shareholder proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

— — — — —

Shareholder Ability to Act by Written Consent

Vote AGAINST management and shareholder proposals to restrict of prohibit shareholders’ to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent taking into account the following factors:

•	Shareholders’ current right to act by written consent;

•	Consent threshold;

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.

— — — — —

Shareholder Ability to Call Special Meetings

Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.

Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:

•	Shareholders’ current right to call special meetings;

•	Minimum ownership threshold necessary to call special meetings (10% preferred);

•	The inclusion of exclusionary or prohibitive language;

•	Investor ownership structure; and

•	Shareholder support of and management’s response to previous shareholder proposals.

— — — — —

Stakeholder Provisions

Vote AGAINST proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.

— — — — —

State Antitakeover Statutes

Vote CASE-BY-CASE on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

— — — — —

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:

•	Ownership structure;

•	Quorum requirements; and

•	Supermajority vote requirements.

— — — — —

4. CAPITAL/RESTRUCTURING

Capital

Adjustments to Par Value of Common Stock

Vote FOR management proposals to reduce the par value of common stock.

— — — — —

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;

•	The Current Request:

•	Disclosure in the proxy statement of the specific reasons for the proposed increase;

•	The dilutive impact of the request as determined through an allowable cap generated by

•	RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and

•	Risks to shareholders of not approving the request.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

— — — — —

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

— — — — —

Preemptive Rights

Vote CASE-BY-CASE on shareholder proposals that seek preemptive rights, taking into consideration: the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

— — — — —

Preferred Stock

Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:

•	The company’s use of authorized preferred shares during the last three years;

•	One- and three-year total shareholder return; and

•	The board’s governance structure and practices;

•	The Current Request:

•	Disclosure in the proxy statement of specific reasons for the proposed increase;

•

In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return;

•	Whether the shares requested are blank check preferred shares, and whether they are declawed.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.

— — — — —

Recapitalization

Vote CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following:

•	More simplified capital structure;

•	Enhanced liquidity;

•	Fairness of conversion terms;

•	Impact on voting power and dividends;

•	Reasons for the reclassification;

•	Conflicts of interest; and

•	Other alternatives considered.

— — — — —

Reverse Stock Splits

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting.

Vote CASE-BY-CASE on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue based on the allowable increased calculated using the Capital Structure model.

— — — — —

Share Repurchase Programs

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

— — — — —

Stock Distributions: Splits and Dividends

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by RMG.

— — — — —

Tracking Stock

Vote CASE-BY-CASE on the creation of tracking stock, weighing the strategic value of the transaction against such factors as:

•	Adverse governance changes;

•	Excessive increases in authorized capital stock;

•	Unfair method of distribution;

•	Diminution of voting rights;

•	Adverse conversion features;

•	Negative impact on stock option plans; and

•	Alternatives such as spin-off.

— — — — —

Restructuring

Appraisal Rights

Vote FOR proposals to restore, or provide shareholders with rights of appraisal.

— — — — —

Asset Purchases

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price;

•	Fairness opinion;

•	Financial and strategic benefits;

•	How the deal was negotiated;

•	Conflicts of interest; Other alternatives for the business;

•	Non-completion risk.

— — — — —

Asset Sales

Vote CASE-BY-CASE on asset sales, considering the following factors:

•	Impact on the balance sheet/working capital;

•	Potential elimination of diseconomies;

•	Anticipated financial and operating benefits;

•	Anticipated use of funds;

•	Value received for the asset;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest.

— — — — —

Bundled Proposals

Vote CASE-BY-CASE on bundled or “conditional” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. In the combined effect is positive, support such proposals.

— — — — —

Conversion of Securities

Vote CASE-BY-CASE on proposals regarding conversion of securities. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

— — — — —

Corporate Reorganization/Debt Restructuring/Prepackaged Bankruptcy Plans/Reverse Leveraged Buyouts/Wrap Plans

Vote CASE-BY-CASE on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan, taking into consideration the following:

•	Dilution to existing shareholders’ position;

•	Terms of the offer;

•	Financial issues;

•	Management’s efforts to pursue other alternatives;

•	Control issues;

•	Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

— — — — —

Formation of Holding Company

Vote CASE-BY-CASE on proposals regarding the formation of a holding company, taking into consideration the following:

•	The reasons for the change;

•	Any financial or tax benefits;

•	Regulatory benefits;

•	Increases in capital structure;

•	Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum (see discussion under “Capital Structure”);

•	Adverse changes in shareholder rights.

— — — — —

Going Private and Going Dark Transactions (LBOs and Minority Squeeze-outs)

Vote CASE-BY-CASE on going private transactions, taking into account the following:

•	Offer price/premium;

•	Fairness opinion;

•	How the deal was negotiated;

•	Conflicts of interest;

•	Other alternatives/offers considered; and

•	Non-completion risk.

Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration:

•	Whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock);

•	Balanced interests of continuing vs. cashed-out shareholders, taking into account the following:

—	Are all shareholders able to participate in the transaction?

—	Will there be a liquid market for remaining shareholders following the transaction?

—	Does the company have strong corporate governance?

—	Will insiders reap the gains of control following the proposed transaction?

—	Does the state of incorporation have laws requiring continued reporting that may benefit shareholders?

— — — — —

Joint Ventures

Vote CASE-BY-CASE on proposals to form joint ventures, taking into account the following:

•	Percentage of assets/business contributed;

•	Percentage ownership;

•	Financial and strategic benefits;

•	Governance structure;

•	Conflicts of interest;

•	Other alternatives;

•	Noncompletion risk.

— — — — —

Liquidations

Vote CASE-BY-CASE on liquidations, taking into account the following:

•	Management’s efforts to pursue other alternatives;

•	Appraisal value of assets; and

•	The compensation plan for executives managing the liquidation.

Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

— — — — —

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•	Negotiations and process — Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

— — — — —

Plans of Reorganization (Bankruptcy)

Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

•	The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s);

•	Existence of a superior alternative to the plan of reorganization; and

•	Governance of the reorganized company.

— — — — —

Private Placements/Warrants/Convertible Debentures

Vote CASE-BY-CASE on proposals regarding private placements taking into consideration:

1.	Dilution to existing shareholders’ position.

—	The amount and timing of shareholder ownership dilution should be weighed against the needs and proposed shareholder benefits of the capital infusion.

2.	Terms of the offer — discount/premium in purchase price to investor, including any fairness opinion; conversion features; termination penalties; exit strategy.

—	The terms of the offer should be weighed against the alternatives of the company and in light of company’s financial issues.

—	When evaluating the magnitude of a private placement discount or premium, RiskMetrics will consider whether it is affected by liquidity, due diligence, control and monitoring issues, capital scarcity, information asymmetry and anticipation of future performance.

3.	Financial issues include but are not limited to examining the following:

—	Company’s financial situation;

—	Degree of need for capital;

—	Use of proceeds;

—	Effect of the financing on the company’s cost of capital;

—	Current and proposed cash burn rate; and

—	Going concern viability and the state of the capital and credit markets.

4.	Management’s efforts to pursue alternatives and whether the company engaged in a process to evaluate alternatives. A fair, unconstrained process helps to ensure the best price for shareholders. Financing alternatives can include joint ventures, partnership, merger or sale of part or all of the company.

5.	Control issues:

—	Change in management;

—	Change in control,

—	Guaranteed board and committee seats;

—	Standstill provisions;

—	Voting agreements;

—	Veto power over certain corporate actions.

Minority versus majority ownership and corresponding minority discount or majority control premium

6.	Conflicts of interest

—	Conflicts of interest should be viewed from the perspective of the company and the investor.

—	Were the terms of the transaction negotiated at arm’s-length? Are managerial incentives aligned with shareholder interests?

7.	Market reaction

—	The market’s response to the proposed deal. A negative market reaction is a cause for concern. Market reaction may be addressed by analyzing the one day impact on the unaffected stock price.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

— — — — —

Special Purpose Acquisition Corporations (SPACs)

Vote on a CASE-BY-CASE basis on SPAC mergers and acquisitions taking into account the following:

•

Valuation — Is the value being paid by the SPAC reasonable? SPACs generally lack an independent fairness opinion and the financials on the target may be limited. Compare the conversion price with the intrinsic value of the target company provided in the fairness opinion. Also, evaluate the proportionate value of the combined entity attributable to the SPAC IPO shareholders versus the pre-merger value of SPAC. Additionally, a private company discount may be applied to the target, if it is a private entity.

•

Market reaction — How has the market responded to the proposed deal? A negative market reaction may be a cause for concern. Market reaction may be addressed by analyzing the one-day impact on the unaffected stock price.

•

Deal timing — A main driver for most transactions is that the SPAC charter typically requires the deal to be complete within 18 to 24 months, or the SPAC is to be liquidated. Evaluate the valuation, market reaction, and potential conflicts of interest for deals that are announced close to the liquidation date.

•	Negotiations and process — What was the process undertaken to identify potential target companies within specified industry or location specified in charter? Consider the background of the sponsors.

•

Conflicts of interest — How are sponsors benefiting from the transaction compared to IPO shareholders? Potential conflicts could arise if a fairness opinion is issued by the insiders to qualify the deal rather than a third party or if management is encouraged to pay a higher price for the target because of an 80% rule (the charter requires that the fair market value of the target is at least equal to 80% of net assets of the SPAC). Also, there may be sense of urgency by the management team of the SPAC to close the deal since its charter typically requires a transaction to be completed within the 18-24 month timeframe.

•	Voting agreements — Are the sponsors entering into enter into any voting agreements/ tender offers with shareholders who are likely to vote AGAINST the proposed merger or exercise conversion rights?

•	Governance — What is the impact of having the SPAC CEO or founder on key committees following the proposed merger?

— — — — —

Spinoffs

Vote CASE-BY-CASE on spin-offs, considering:

•	Tax and regulatory advantages;

•	Planned use of the sale proceeds;

•	Valuation of spinoff;

•	Fairness opinion;

•	Benefits to the parent company;

•	Conflicts of interest;

•	Managerial incentives;

•	Corporate governance changes;

•	Changes in the capital structure.

— — — — —

Value Maximization Shareholder Proposals

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors:

•	Prolonged poor performance with no turnaround in sight;

•	Signs of entrenched board and management;

•	Strategic plan in place for improving value;

•	Likelihood of receiving reasonable value in a sale or dissolution; and

•	Whether company is actively exploring its strategic options, including retaining a financial advisor.

— — — — —

5. COMPENSATION

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.

Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:

•	There is a misalignment between CEO pay and company performance (pay for performance);

•	The company maintains problematic pay practices;

•	The board exhibits poor communication and responsiveness to shareholders.

Voting Alternatives

In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices — dissatisfaction with compensation practices can be expressed by voting against MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on the ballot, then the negative vote will apply to members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal, then vote withhold or against compensation committee members (or, if the full board is deemed accountable, all directors). If the negative factors involve equity-based compensation, then vote AGAINST an equity-based plan proposal presented for shareholder approval.

Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:

•

Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

•

Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay ( e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

•

Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjuction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

Primary Evaluation Factors for Executive Pay

Pay for Performance

Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders’ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.

Focus on companies with sustained underperformance relative to peers, considering the following key factors:

•	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS – Global Industry Classification Group); and

•

Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.

If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;

•	Incentives that may motivate excessive risk-taking; and

•	Options Backdating.

Non-Performance based Compensation Elements

Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.

While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:

•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

•	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

•

Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”) ;

•	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

•	Dividends or dividend equivalents paid on unvested performance shares or units;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

•

Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).

Incentives that may Motivate Excessive Risk-Taking

Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:

•	Guaranteed bonuses;

•	A single performance metric used for short- and long-term plans;

•	Lucrative severance packages;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions; or

•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.

Board Communications and Responsiveness

Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:

•	Poor disclosure practices, including:

—	Unclear explanation of how the CEO is involved in the pay setting process;

—	Retrospective performance targets and methodology not discussed;

—	Methodology for benchmarking practices and/or peer group not disclosed and explained.

•	Board’s responsiveness to investor input and engagement on compensation issues, for example:

—	Failure to respond to majority-supported shareholder proposals on executive pay topics; or

—	Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.

— — — — —

Equity-Based and Other Incentive Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

•	The total cost of the company’s equity plans is unreasonable;

•	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

•

The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

•	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

•

Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

•	The plan is a vehicle for problematic pay practices.

Each of these factors is described below:

Cost of Equity Plans

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised. All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard: GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.

Repricing Provisions

Vote AGAINST plans that expressly permit the repricing or exchange of underwater stock options without prior shareholder approval, even if the cost of the plan is reasonable. Also, vote AGAINST OR WITHHOLD from members of the Compensation Committee who approved and/or implemented a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in their equity plan.

Vote AGAINST plans if the company has a history of repricing options without shareholder approval, and the applicable listing standards would not preclude them from doing so.

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Three-Year Burn Rate/Burn Rate Commitment

Generally vote AGAINST equity plans for companies whose average three-year burn rates exceeds the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index (per the following Burn Rate Table); or (2) two percent of weighted common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

The annual burn rate is calculated as follows:

Annual Burn rate = (# of options granted + # of full value shares awarded * Multiplier) / Weighted Average common shares outstanding)

However, vote FOR equity plans if the company fails this burn rate test but the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation (or 2%, whichever is greater), assuming all other conditions for voting FOR the plan have been met.

If a company fails to fulfill its burn rate commitment, vote AGAINST or WITHHOLD from the compensation committee.

For the Dec. 1, 2009 and future quarterly data downloads, RMG will use the 200-day volatility for the shareholder value transfer and burn rate policies. We will also use the 200-day average stock price for the shareholder value transfer policy.

Burn Rate Table for 2010

		Russell 3000			Non-Russell 3000
GICS	Description	Mean	Standard Deviation	Mean+ STDEV	Mean	Standard Deviation	Mean+ STDEV
1010	Energy	1.07%	1.08%	2.14%	2.04%	2.26%	4.30%
1510	Materials	0.94%	0.68%	1.63%	1.97%	2.57%	4.54%
2010	Capital Goods	1.10%	0.85%	1.95%	2.07%	2.62%	4.69%
2020	Commercial Services & Supplies	1.67%	1.23%	2.89%	1.82%	1.71%	3.53%
2030	Transportation	1.20%	0.93%	2.13%	1.36%	0.95%	2.31%
2510	Automobiles & Components	1.36%	1.63%	2.99%	1.36%	1.63%	2.99%
2520	Consumer Durables & Apparel	1.76%	1.21%	2.97%	1.56%	1.81%	3.37%
2530	Hotels Restaurants & Leisure	1.69%	1.11%	2.80%	1.52%	1.65%	3.17%
2540	Media	1.36%	0.93%	2.28%	2.14%	1.88%	4.03%
2550	Retailing	1.69%	1.41%	3.10%	2.19%	1.82%	4.01%
3010, 3020, 3030	Food & Staples Retailing	1.25%	1.67%	2.92%	1.52%	1.65%	3.17%
3510	Health Care Equipment & Services	2.19%	1.46%	3.65%	3.77%	4.16%	7.92%
3520	Pharmaceuticals & Biotechnology	3.19%	1.97%	5.16%	4.52%	4.05%	8.58%
4010	Banks	1.02%	1.04%	2.05%	0.81%	1.31%	2.12%
4020	Diversified Financials	2.21%	2.94%	5.15%	4.25%	4.05%	8.30%
4030	Insurance	1.07%	0.94%	2.02%	1.03%	1.28%	2.31%
4040	Real Estate	0.56%	0.49%	1.04%	0.99%	2.14%	3.13%
4510	Software & Services	3.15%	2.32%	5.47%	4.32%	3.26%	7.58%
4520	Technology Hardware & Equipment	2.60%	2.18%	4.79%	3.32%	3.76%	7.08%
4530	Semiconductors & Semiconductor Equipment	2.94%	1.88%	4.82%	4.33%	2.98%	7.31%
5010	Telecommunication Services	1.30%	1.20%	2.50%	2.63%	2.45%	5.08%
5510	Utilities	0.41%	0.39%	0.80%	0.76%	0.88%	1.64%

For companies that grant both full value awards and stock options to their participants, apply a premium on full value awards for the past three fiscal years. The guideline for applying the premium is as follows:

Stock Price Volatility	Multiplier
54.6% and higher	1 full-value award will count as 1.5 option shares
36.1% or higher and less than 54.6%	1 full-value award will count as 2.0 option shares
24.9% or higher and less than 36.1%	1 full-value award will count as 2.5 option shares
16.5% or higher and less than 24.9%	1 full-value award will count as 3.0 option shares
7.9% or higher and less than 16.5%	1 full-value award will count as 3.5 option shares
Less than 7.9%	1 full-value award will count as 4.0 option shares

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Pay-for-Performance- Impact on Equity Plans

If a significant portion of the CEO’s misaligned pay is attributed to equity awards, and there is an equity plan on the ballot, vote AGAINST the equity plan, taking in to consideration:

•	Magnitude of pay increase/decrease in the last fiscal year;

•	Source of pay increase (cash or equity); and

•	Proportion of equity awards granted in the last fiscal year concentrated at the named executive officer level.

See Pay-for-Performance discussion under Executive Pay Evaluation for further details.

Liberal Definition of Change-in-Control

Generally vote AGAINST equity plans if the plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language.

Problematic Pay Practices

If the equity plan on the ballot is a vehicle for problematic pay practices, vote AGAINST the plan.

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Specific Treatment of Certain Award Types in Equity Plan Evaluations:

Dividend Equivalent Rights

Options that have Dividend Equivalent Rights (DERs) associated with them will have a higher calculated award value than those without DERs under the binomial model, based on the value of these dividend streams. The higher value will be applied to new shares, shares available under existing plans, and shares awarded but not exercised per the plan specifications. DERS transfer more shareholder equity to employees and non-employee directors and this cost should be captured.

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Liberal Share Recycling Provisions

Under net share counting provisions, shares tendered by an option holder to pay for the exercise of an option, shares withheld for taxes or shares repurchased by the company on the open market can be recycled back into the equity plan for awarding again. All awards with such provisions should be valued as full-value awards. Stock-settled stock appreciation rights (SSARs) will also be considered as full-value awards if a company counts only the net shares issued to employees towards their plan reserve.

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Operating Partnership (OP) units in Equity Plan analysis of Real Estate Investment Trusts (REITs)

For Real Estate Investment Trusts (REITS), include the common shares issuable upon conversion of outstanding Operating Partnership (OP) units in the share count for the purposes of determining: (1) market capitalization in the Shareholder Value Transfer (SVT) analysis and (2) shares outstanding in the burn rate analysis.

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Option Overhang Cost

Companies with sustained positive stock performance and high overhang cost attributable to in-the-money options outstanding in excess of six years may warrant a carve-out of these options from the overhang as long as the dilution attributable to the new share request is reasonable and the company exhibits sound compensation practices. Consider, on a CASE-BY-CASE basis, a carve-out of a portion of cost attributable to overhang, considering the following criteria:

•

Performance: Companies with sustained positive stock performance will merit greater scrutiny. Five-year total shareholder return (TSR), year-over-year performance, and peer performance could play a significant role in this determination.

•

Overhang Disclosure: Assess whether optionees have held in-the-money options for a prolonged period (thus reflecting their confidence in the prospects of the company). Note that this assessment would require additional disclosure regarding a company’s overhang. Specifically, the following disclosure would be required:

—	The number of in-the-money options outstanding in excess of six or more years with a corresponding weighted average exercise price and weighted average contractual remaining term;
—	The number of all options outstanding less than six years and underwater options outstanding in excess of six years with a corresponding weighted average exercise price and weighted average contractual remaining term;

—	The general vesting provisions of option grants; and

—	The distribution of outstanding option grants with respect to the named executive officers;

•

Dilution: Calculate the expected duration of the new share request in addition to all shares currently available for grant under the equity compensation program, based on the company’s three-year average burn rate (or a burn-rate commitment that the company makes for future years). The expected duration will be calculated by multiplying the company’s unadjusted (options and full-value awards accounted on a one-for-one basis) three-year average burn rate by the most recent fiscal year’s weighted average shares outstanding (as used in the company’s calculation of basic EPS) and divide the sum of the new share request and all available shares under the company’s equity compensation program by the product. For example, an expected duration in excess of five years could be considered problematic; and

•

Compensation Practices: An evaluation of overall practices could include: (1) stock option repricing provisions, (2) high concentration ratios (of grants to top executives), or (3) additional practices outlined in the Poor Pay Practices policy.

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Other Compensation Plans

401(k) Employee Benefit Plans

Vote FOR proposals to implement a 401(k) savings plan for employees.

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Employee Stock Ownership Plans (ESOPs)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares).

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Employee Stock Purchase Plans — Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value; or

•	Offering period is greater than 27 months; or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares.

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Employee Stock Purchase Plans — Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

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Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of the Internal Revenue Code.

Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) are considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by RMG.

Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Vote AGAINST proposals if the compensation committee does not fully consist of independent outsiders, as defined in RMG’s classification of director independence.

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Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

•	Historic trading patterns — the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing — was the stock price decline beyond management’s control?

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

•	Option vesting — does the new option vest immediately or is there a black-out period?

•	Term of the option — the term should remain the same as that of the replaced option;

•	Exercise price — should be set at fair market or a premium to market;

•	Participants — executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

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Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock.

Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Vote CASE-by-CASE on plans which do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, RMG will not make any adjustments to carve out the in-lieu-of cash compensation.

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Transfer Stock Option (TSO) Programs

One-time Transfers: Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

•	Executive officers and non-employee directors are excluded from participating;

•

Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

•	There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred to a third-party institution and whether the events leading up to a decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Ongoing TSO program: Vote AGAINST equity plan proposals if the details of ongoing TSO programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

•	Eligibility;

•	Vesting;

•	Bid-price;

•	Term of options;

•	Cost of the program and impact of the TSOs on company’s total option expense

•	Option repricing policy.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

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Director Compensation

Equity Plans for Non-Employee Directors

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

•	Director stock ownership guidelines with a minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period:

—	A minimum vesting of three years for stock options or restricted stock; or

—	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity:

—	A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or

—	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	No retirement/benefits and perquisites provided to non-employee directors; and

•

Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

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Director Retirement Plans

Vote AGAINST retirement plans for non-employee directors.

Vote FOR shareholder proposals to eliminate retirement plans for non-employee directors.

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Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

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Compensation Consultants- Disclosure of Board or Company’s utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

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Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote AGAINST shareholder proposals requiring director fees be paid in stock only.

Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

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Golden Coffins/Executive Death Benefits

Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

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Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s executive compensation plan for senior executives. The proposal has the following principles:

•	Sets compensation targets for the Plan’s annual and long-term for incentive the pay components at or below the peer group median;

•	Delivers a majority of the Plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

•

Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

•	Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

•

Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

•	What aspects of the company’s annual and long-term equity incentive programs are performance driven?

•

If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

•	Can shareholders assess the correlation between pay and performance based on the current disclosure?

•	What type of industry and stage of business cycle does the company belong to?

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Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

•

First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

•

Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of the above two steps.

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Pension Plan Income Accounting

Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

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Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

•	Adoption, amendment, or termination of a 10b5-1 Plan must be disclosed within two business days in a Form 8-K;

•	Amendment or early termination of a 10b5-1 Plan is allowed only under extraordinary circumstances, as determined by the board;

•	Ninety days must elapse between adoption or amendment of a 10b5-1 Plan and initial trading under the plan;

•	Reports on Form 4 must identify transactions made pursuant to a 10b5-1 Plan;

•	An executive may not trade in company stock outside the 10b5-1 Plan.

•	Trades under a 10b5-1 Plan must be handled by a broker who does not handle other securities transactions for the executive.

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Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:

•	If the company has adopted a formal recoupment bonus policy;

•	If the company has chronic restatement history or material financial problems; or

•	If the company’s policy substantially addresses the concerns raised by the proponent.

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Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

•	The triggering mechanism should be beyond the control of management;

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs;

•

Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

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Share Buyback Holding Periods

Generally vote AGAINST shareholder proposals prohibiting executives from selling shares of company stock during periods in which the company has announced that it may or will be repurchasing shares of its stock. Vote FOR the proposal when there is a pattern of abuse by executives exercising options or selling shares during periods of share buybacks.

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Stock Ownership or Holding Period Guidelines

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:

•	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:

—	Rigorous stock ownership guidelines, or

—	A holding period requirement coupled with a significant long-term ownership requirement, or

—	A meaningful retention ratio,

•	Actual officer stock ownership and the degree to which it meets or exceed the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

•	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.

A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

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Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

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Termination of Employment Prior to Severance Payment and Eliminating Accelerated Vesting of Unvested Equity

Vote on a CASE-by-CASE on shareholder proposals seeking a policy requiring termination of employment prior to severance payment, and eliminating accelerated vesting of unvested equity. Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered) are consider a poor pay practice under RMG policy, and may even result in withheld votes from compensation committee members. The second component of this proposal – related to the elimination of accelerated vesting — requires more careful consideration. The following factors will be taken into regarding this policy.

•

The company’s current treatment of equity in change-of-control situations of (i. e. is it double triggered, does it allow for the assumption of equity by acquiring company, the treatment of performance shares.

•	Current employment agreements, including potential poor pay practices such as gross-ups embedded in those agreements.

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Tax Gross-Up Proposals

Generally vote FOR proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives, except in situations where gross-ups are provided pursuant to a plan, policy, or arrangement applicable to management employees of the company, such as a relocation or expatriate tax equalization policy.

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6. Social/Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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Animal Welfare

Animal Testing

Generally vote AGAINST proposals to phase out the use of animals in product testing unless:

•	The company is conducting animal testing programs that are unnecessary or not required by regulation;

•	The company is conducting animal testing when suitable alternatives are commonly accepted and used at industry peers; or

•	There are recent, significant fines or litigation related to the company’s treatment of animals.

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Animal Welfare Policies

Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance;

•	The company’s standards are comparable to industry peer; and

•	There are no recent, significant fines or litigation related to the company’s treatment of animals.

— — — — —

Controlled Atmosphere Killing (CAK)

Generally vote AGAINST proposals requesting the implementation of CAK methods at company and/or supplier operations unless such methods are required by legislation or generally accepted as the industry standard.

Vote CASE-BY-CASE on proposals requesting a report on the feasibility of implementing CAK methods at company and/or supplier operations considering the availability of existing research conducted by the company or industry groups on this topic and any fines or litigation related to current animal processing procedures at the company.

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Consumer Issues

Genetically Modified Ingredients

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The company’s business and the proportion of it affected by the resolution;

•	The quality of the company’s disclosure on GE product labeling, related voluntary initiatives, and how this disclosure compares with industry peer disclosure; and

•	Company’s current disclosure on the including feasibility or GE product labeling, including information on the related costs.

Generally vote AGAINST proposals seeking a report on the social, health, and environmental effects of genetically modified organisms (GMOs). Studies of this sort are better undertaken by regulators and the scientific community.

Generally vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to regulators) that may outweigh the economic benefits derived from biotechnology.

— — — — —

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;

•	Whether the company has adequately disclosed the financial risks of the lending products in question;

•	Whether the company has been subject to violations of lending laws or serious lending controversies;

•	Peer companies’ policies to prevent abusive lending practices.

— — — — —

Pharmaceutical Pricing, Access to Medicines, and Product Reimportation

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate report on their product pricing policies or their access to medicine policies, considering:

•	The nature of the company’s business and the potential for reputational and market risk exposure;

•	The existing disclosure of relevant policies;

•	Deviation from established industry norms;

•	The company’s existing, relevant initiatives to provide research and/or products to disadvantaged consumers;

•	Whether the proposal focuses on specific products or geographic regions; and

•	The potential cost and scope of the requested report.

Generally vote FOR proposals requesting that companies report on the financial and legal impact of their prescription drug reimportation policies unless such information is already publicly disclosed.

Generally vote AGAINST proposals requesting that companies adopt specific policies to encourage or constrain prescription drug reimportation. Such matters are more appropriately the province of legislative activity and may place the company at a competitive disadvantage relative to its peers.

— — — — —

Product Safety and Toxic/Hazardous Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic/hazardous materials or product safety in its supply chain, unless:

•	The company already discloses similar information through existing reports such as a Supplier Code of Conduct and/or a sustainability report;

•

The company has formally committed to the implementation of a toxic/hazardous materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

•	The company has not been recently involved in relevant significant controversies, significant fines, or litigation.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phase-out of certain toxic/hazardous materials, or evaluate and disclose the potential financial and legal risks associated with utilizing certain materials, considering:

•	The company’s current level of disclosure regarding its product safety policies, initiatives and oversight mechanisms.

•	Current regulations in the markets in which the company operates; and

•	Recent significant controversies, litigation, or fines stemming from toxic/hazardous materials at the company.

Generally vote AGAINST resolutions requiring that a company reformulate its products.

— — — — —

Tobacco

Vote CASE-BY-CASE on resolutions regarding the advertisement of tobacco products, considering:

•	Recent related fines, controversies, or significant litigation;

•	Whether the company complies with relevant laws and regulations on the marketing of tobacco;

•	Whether the company’s advertising restrictions deviate from those of industry peers;

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth;

•	Whether restrictions on marketing to youth extend to foreign countries.

Vote CASE-BY-CASE on proposals regarding second-hand smoke, considering;

•	Whether the company complies with all laws and regulations;

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness;

•	The risk of any health-related liabilities.

Generally vote AGAINST resolutions to cease production of tobacco-related products, to avoid selling products to tobacco companies, to spin-off tobacco-related businesses, or prohibit investment in tobacco equities. Such business decisions are better left to company management or portfolio managers.

Generally vote AGAINST proposals regarding tobacco product warnings. Such decisions are better left to public health authorities.

— — — — —

Diversity

Board Diversity

Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:

•	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

•	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.

Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:

•	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

•	The level of gender and racial minority representation that exists at the company’s industry peers;

•	The company’s established process for addressing gender and racial minority board representation;

•	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

•	The independence of the company’s nominating committee;

•	The company uses an outside search firm to identify potential director nominees; and

•	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.

— — — — —

Equality of Opportunity

Generally vote FOR proposals requesting a company disclose its diversity policies or initiatives, or proposals requesting disclosure of a company’s comprehensive workforce diversity data, including requests for EEO-1 data, unless:

•	The company publicly discloses its comprehensive equal opportunity policies and initiatives;

•	The company already publicly discloses comprehensive workforce diversity data; and

•	The company has no recent significant EEO-related violations or litigation.

Generally vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers. Such requests may pose a significant cost and administration burden on the company.

— — — — —

Gender Identity, Sexual Orientation, and Domestic Partner Benefits

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

— — — — —

Climate Change and the Environment

Climate Change

Generally vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations and investments considering:

•

The company already provides current, publicly-available information on the impacts that climate change may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s disclosure level of disclosure is at least of comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s environmental performance.

— — — — —

Concentrated Animal Feeding Operations (CAFOs)

Generally vote FOR resolutions requesting companies report to shareholders on the risks and liabilities associated with CAFOs unless:

•

The company has publicly disclosed its environmental management policies for its corporate and contract farming operations, including compliance monitoring; and The company publicly discloses company and supplier farm environmental performance data; or

•	The company does not have company-owned CAFOs and does not directly source from contract farm CAFOs.

— — — — —

Energy Efficiency

Generally vote FOR on proposals requesting a company report on its comprehensive energy efficiency policies, unless:

•

The company complies with applicable energy efficiency regulations and laws, and discloses its participation in energy efficiency policies and programs, including disclosure of benchmark data, targets, and performance measures; or

•	The proponent requests adoption of specific energy efficiency goals within specific timelines.

— — — — —

Facility and Operational Safety/Security

Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:

•	The company’s compliance with applicable regulations and guidelines;

•	The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,

•	The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

— — — — —

Greenhouse Gas (GHG) Emissions

Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:

•

The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

•	The company’s level of disclosure is comparable to that of industry peers; and

•	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.

Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:

•	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

•	Whether company disclosure lags behind industry peers;

•	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

•	The feasibility of reduction of GHGs given the company’s product line and current technology and;

•	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.

— — — — —

Operations in Protected Areas

Generally vote FOR requests for reports on potential environmental damage as a result of company operations in protected regions unless:

•	Operations in the specified regions are not permitted by current laws or regulations;

•	The company does not currently have operations or plans to develop operations in these protected regions; or,

•	The company’s disclosure of its operations and environmental policies in these regions is comparable to industry peers.

— — — — —

Recycling

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business;

•	The extent that peer companies are recycling;

•	The timetable prescribed by the proposal and the costs and methods of implementation;

•	Whether the company has a poor environmental track record, such as violations of applicable regulations.

— — — — —

Renewable Energy

Generally vote FOR requests for reports on the feasibility of developing renewable energy resources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.

Generally vote AGAINST proposals requesting that the company invest in renewable energy resources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

— — — — —

General Corporate Issues

Charitable Contributions

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which, and if, contributions are in the best interests of the company.

— — — — —

Environmental, Social, and Governance (ESG) Compensation-Related Proposals

Generally vote AGAINST proposals to link, or report on linking, executive compensation to environmental and social criteria (such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, or predatory lending) as the practice of linking executive compensation and such criteria is currently the exception rather than the norm and there appears to be a lack of widely-accepted standards regarding the implementation of effective linkages between executive compensation and corporate non-financial performance. However, the following factors will be considered:

•	Whether the company has significant and persistent controversies or violations regarding social and/or environmental issues;

•	Whether the company has management systems and oversight mechanisms in place regarding its social and environmental performance;

•	The degree to which industry peers have incorporated similar non-financial performance criteria in their executive compensation practices; and

•	The company’s current level of disclosure regarding its environmental and social performance.

Generally vote AGAINST proposals calling for an analysis of the pay disparity between corporate executives and other non-executive employees. The value of the information sought by such proposals is unclear.

— — — — —

Health Pandemics

Vote CASE-BY-CASE on requests for reports outlining the impact of health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu) on the company’s operations and how the company is responding to the situation, taking into account:

•	The scope of the company’s operations in the affected/relevant area(s);

•	The company’s existing healthcare policies, including benefits and healthcare access; and

•	Company donations to relevant healthcare providers.

Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to health pandemics (such as HIV/AIDS, Malaria, Tuberculosis, and Avian Flu), unless the company has significant operations in the affected markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.

— — — — —

Lobbying Expenditures/Initiatives

Vote CASE-BY-CASE on proposals requesting information on a company’s lobbying initiatives, considering:

•	Significant controversies, fines, or litigation surrounding a company’s public policy activities,

•	The company’s current level of disclosure on lobbying strategy, and

•	The impact that the policy issue may have on the company’s business operations.

— — — — —

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending considering:

•	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

•

The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

— — — — —

International Issues, Labor Issues, and Human Rights

Community Social and Environmental Impact Assessments

Vote CASE-BY-CASE on requests for reports outlining policies and/or the potential (community) social and/or environmental impact of company operations considering:

•	Current disclosure of applicable policies and risk assessment report(s) and risk management procedures;

•

The impact of regulatory non-compliance, litigation, remediation, or reputational loss that may be associated with failure to manage the company’s operations in question, including the management of relevant community and stakeholder relations;

•	The nature, purpose, and scope of the company’s operations in the specific region(s);

•	The degree to which company policies and procedures are consistent with industry norms; and

•	Scope of the resolution.

— — — — —

Foreign Military Sales/Offsets

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

— — — — —

Internet Privacy and Censorship

Vote CASE-BY-CASE on resolutions requesting the disclosure and implementation of Internet privacy and censorship policies and procedures considering:

•	The level of disclosure of company policies and procedures relating to privacy, freedom of speech, Internet censorship, and government monitoring of the Internet;

•	Engagement in dialogue with governments and/or relevant groups with respect to the Internet and the free flow of information;

•	The scope of business involvement and of investment in markets that maintain government censorship or monitoring of the Internet;

•	The market-specific laws or regulations applicable to Internet censorship or monitoring that may be imposed on the company; and,

•	The level of controversy or litigation related to the company’s international human rights policies and procedures.

— — — — —

Labor and Human Rights Standards

Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:

•	The degree to which existing relevant policies and practices are disclosed;

•	Whether or not existing relevant policies are consistent with internationally recognized standards;

•	Whether company facilities and those of its suppliers are monitored and how;

•	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

•	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

•	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

•	The scope of the request; and

•	Deviation from industry sector peer company standards and practices.

— — — — —

MacBride Principles

Generally vote AGAINST proposals to endorse or increase activity on the MacBride Principles, unless:

•	The company has formally been found to be out of compliance with relevant Northern Ireland fair employment laws and regulations;

•	Failure to implement the MacBride Principles would put the company in an inconsistent position and/or at a competitive disadvantage compared with industry peers;

•

Failure to implement the MacBride Principles would subject the company to excessively negative financial impacts due to laws that some municipalities have passed regarding their contracting operations and companies that have not implemented the MacBride Principles; or

•	The company has had recent, significant controversies, fines or litigation regarding religious-based employment discrimination in Northern Ireland.

— — — — —

Nuclear and Depleted Uranium Weapons

Generally vote AGAINST proposals asking a company to cease production or report on the risks associated with the use of depleted uranium munitions or nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Such contracts are monitored by government agencies, serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

— — —  — —

Operations in High Risk Markets

Vote CASE-BY-CASE on requests for a report on a company’s potential financial reputational risks associated with operations in “high-risk” markets, such as a terrorism-sponsoring state or politically/socially unstable region, taking into account:

•	The nature, purpose, and scope of the operations and business involved that could be affected by social or political disruption;

•	Current disclosure of applicable risk assessment(s) and risk management procedures;

•	Compliance with U.S. sanctions and laws;

•	Consideration of other international policies, standards, and laws; and

•	Whether the company has been recently involved in recent, significant controversies, fines or litigation related to its operations in “high-risk” markets.

—  — — — —

Outsourcing/Offshoring

Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing/plant closures, considering:

•	Controversies surrounding operations in the relevant market(s);

•	The value of the requested report to shareholders;

•	The company’s current level of disclosure of relevant information on outsourcing and plant closure procedures; and

•	The company’s existing human rights standards relative to industry peers.

—  — — — —

Sustainability

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:

•

The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame

—  — — — —

7. Mutual Fund Proxies

Election of Directors

Vote CASE-BY-CASE on the election of directors and trustees, following the same guidelines for uncontested directors for public company shareholder meetings. However, mutual fund boards do not usually have compensation committees, so do not withhold for the lack of this committee.

—  — — — —

Converting Closed-end Fund to Open-end Fund

Vote CASE-BY-CASE on conversion proposals, considering the following factors:

•	Past performance as a closed-end fund;

•	Market in which the fund invests;

•	Measures taken by the board to address the discount; and

•	Past shareholder activism, board activity, and votes on related proposals.

—  — — — —

Proxy Contests

Vote CASE-BY-CASE on proxy contests, considering the following factors:

•	Past performance relative to its peers;

•	Market in which fund invests;

•	Measures taken by the board to address the issues;

•	Past shareholder activism, board activity, and votes on related proposals;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors;

•	Experience and skills of director candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment.

— —  — — —

Investment Advisory Agreements

Vote CASE-BY-CASE on investment advisory agreements, considering the following factors:

•	Proposed and current fee schedules;

•	Fund category/investment objective;

•	Performance benchmarks;

•	Share price performance as compared with peers;

•	Resulting fees relative to peers;

•	Assignments (where the advisor undergoes a change of control).

—  — — — —

Approving New Classes or Series of Shares

Vote FOR the establishment of new classes or series of shares.

—  — — — —

Preferred Stock Proposals

Vote CASE-BY-CASE on the authorization for or increase in preferred shares, considering the following factors:

•	Stated specific financing purpose;

•	Possible dilution for common shares;

•	Whether the shares can be used for antitakeover purposes.

— —  — — —

1940 Act Policies

Vote CASE-BY-CASE on policies under the Investment Advisor Act of 1940, considering the following factors:

•	Potential competitiveness;

•	Regulatory developments;

•	Current and potential returns; and

•	Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

—  — — — —

Changing a Fundamental Restriction to a Nonfundamental Restriction

Vote CASE-BY-CASE on proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	The fund’s target investments;

•	The reasons given by the fund for the change; and

•	The projected impact of the change on the portfolio.

— —  — — —

Change Fundamental Investment Objective to Nonfundamental

Vote AGAINST proposals to change a fund’s fundamental investment objective to non-fundamental.

—  — — — —

Name Change Proposals

Vote CASE-BY-CASE on name change proposals, considering the following factors:

•	Political/economic changes in the target market;

•	Consolidation in the target market; and

•	Current asset composition.

— —  — — —

Change in Fund’s Subclassification

Vote CASE-BY-CASE on changes in a fund’s sub-classification, considering the following factors:

•	Potential competitiveness;

•	Current and potential returns;

•	Risk of concentration;

•	Consolidation in target industry.

— —  — — —

Disposition of Assets/Termination/Liquidation

Vote CASE-BY-CASE on proposals to dispose of assets, to terminate or liquidate, considering the following factors:

•	Strategies employed to salvage the company;

•	The fund’s past performance;

•	The terms of the liquidation.

— —  — — —

Changes to the Charter Document

Vote CASE-BY-CASE on changes to the charter document, considering the following factors:

•	The degree of change implied by the proposal;

•	The efficiencies that could result;

•	The state of incorporation;

•	Regulatory standards and implications.

Vote AGAINST any of the following changes:

•	Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series;

•	Removal of shareholder approval requirement for amendments to the new declaration of trust;

•

Removal of shareholder approval requirement to amend the fund’s management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act;

•	Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund’s shares;

•	Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements;

•	Removal of shareholder approval requirement to change the domicile of the fund.

—  — — — —

Changing the Domicile of a Fund

Vote CASE-BY-CASE on re-incorporations, considering the following factors:

•	Regulations of both states;

•	Required fundamental policies of both states;

•	The increased flexibility available.

— —  — — —

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

—  — — — —

Distribution Agreements

Vote CASE-BY-CASE on distribution agreement proposals, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives;

•	The proposed distributor’s reputation and past performance;

•	The competitiveness of the fund in the industry;

•	The terms of the agreement.

— —  — — —

Master-Feeder Structure

Vote FOR the establishment of a master-feeder structure.

— — —  — —

Mergers

Vote CASE-BY-CASE on merger proposals, considering the following factors:

•	Resulting fee structure;

•	Performance of both funds;

•	Continuity of management personnel;

•	Changes in corporate governance and their impact on shareholder rights.

—  — — — —

Shareholder Proposals for Mutual Funds

Establish Director Ownership Requirement

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board.

— — — —  —

Reimburse Shareholder for Expenses Incurred

Vote CASE-BY-CASE on shareholder proposals to reimburse proxy solicitation expenses. When supporting the dissidents, vote FOR the reimbursement of the proxy solicitation expenses.

—  — — — —

Terminate the Investment Advisor

Vote CASE-BY-CASE on proposals to terminate the investment advisor, considering the following factors:

•	Performance of the fund’s Net Asset Value (NAV);

•	The fund’s history of shareholder relations;

•	The performance of other funds under the advisor’s management.

—  — — — —

[LOGO]

2010 International Voting-Policy Manual

RMG Governance Services

December 31, 2009

Copyright © 2009 by RiskMetrics Group. All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

General Policies

2010 International Voting-Policy Manual

Financial Results/Director and Auditor Reports

RMG General Recommendation & Policy

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Discussion

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company’s annual performance. The director report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company’s finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor’s opinion, the company’s financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company’s financial statements, RMG looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company’s performance within its own country and relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, RMG recommends approval of this item.

2010 International Voting-Policy Manual

Appointment of Auditors and Auditor Compensation

RMG General Recommendation & Policy

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, RMG recommends a vote against the election of a new auditor. If an explanation is otherwise unavailable, RMG recommends that shareholders abstain on this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company’s articles. The censors’ role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors providing non-audit services to companies is problematic. While large auditors may have effective internal barriers to ensure that there are no conflicts of interest, an auditor’s ability to remain objective becomes questionable when fees paid to the auditor for non-audit services such as management consulting, general bookkeeping, and special situation audits exceed the standard annual audit fees. While some compensation for non-audit services is customary, the importance of maintaining the independence of the auditor is paramount. If fees from non-audit services become significant without any clear safeguards against conflicts of interest, RMG recommends opposing the auditor’s reappointment.

2010 International Voting-Policy Manual

Appointment of Internal Statutory Auditors

RMG General Recommendation & Policy

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, Korea, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. RMG recommends supporting the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor’s qualifications.

2010 International Voting-Policy Manual

Allocation of Income

RMG General Recommendation & Policy

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Discussion

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, RMG focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts, exceptional events that may have artificially modified earnings for the year, the condition of a company’s balance sheet, comparisons with similar companies both domestically and internationally, and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, RMG supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, RMG recommends opposing the proposal. A vote against the payout is also recommended if a company appears to be maintaining an excessive payout that may affect its long-term health.

2010 International Voting-Policy Manual

Stock (Scrip) Dividend Alternative

RMG General Recommendation & Policy

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion

Stock (scrip) dividend alternatives, whereby shareholders are offered the option of receiving their dividend payment in the form of fully paid ordinary shares, are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. RMG opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company’s health and to long-term shareholder value.

2010 International Voting-Policy Manual

Amendments to Articles of Association

RMG General Recommendation & Policy

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Discussion

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, RMG carefully scrutinizes any changes to a company’s articles.

From a company’s perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, RMG classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, RMG is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which RMG bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, RMG supports even a bundled resolution that includes negative changes.

2010 International Voting-Policy Manual

Change in Company Fiscal Term

RMG General Recommendation & Policy

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Discussion

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. RMG opposes this resolution only if the company is changing its year end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. RMG opposes the change in year end in these cases.

2010 International Voting-Policy Manual

Lower Disclosure Threshold for Stock Ownership

RMG General Recommendation & Policy

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Discussion

RMG’s recommended level for ownership disclosure is 5 percent. A level below that does not add substantially to shareholders’ interests and is often only a pretext for an antitakeover defense. A lower level also requires a greater number of shareholders to disclose their ownership, causing a greater burden to shareholders and to the company. Positions of more than 5 percent are significant, however, and this is the standard that the U.S. SEC uses.

In certain cases, shareholders may want to know of smaller positions — at a troubled company likely to be put in play, for example. RMG examines these companies to determine if these lower thresholds would benefit shareholders.

2010 International Voting-Policy Manual

Amend Quorum Requirements

RMG General Recommendation & Policy

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Discussion

Quorum requirements differ widely by market. In the United States, for instance, a quorum of a majority of the outstanding shares is the norm. In many global markets, however, the percentage of shares represented at meetings is not as high as in the United States. Indeed, many companies incorporated in markets outside the United States have difficulty attaining a quorum.

Proposals to amend the quorum requirement are evaluated on a case-by-case basis based on market norms, the company’s reasons for the change, and the company’s ownership structure. With respect to the latter, companies that have a substantial shareholder or shareholder group should set their quorum requirement well above the percentage of shares owned by such shareholder or shareholder group. Quorum requirements are intended to ensure that a broad range of shareholders are represented at meetings. Setting a quorum requirement that is too low, whether in absolute terms or relative to the holdings of a large shareholder, undermines this purpose. A low quorum requirement is of particular concern in markets where resolutions are decided on the basis of either shares present and entitled to vote at a meeting or votes cast at the meeting; in such cases, once a quorum is attained the shares present, regardless of whether they are representative of the entire body of shareholders, will be able to decide the matters under consideration at the meeting.

2010 International Voting-Policy Manual

Transact Other Business

RMG General Recommendation & Policy

Vote AGAINST other business when it appears as a voting item.

Discussion

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries the item is a formality and does not require a shareholder vote, but companies in certain countries include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, RMG cannot recommend that shareholders approve this request when asked for a vote. While RMG recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

2010 International Voting-Policy Manual

Director Elections

RMG General Recommendation & Policy

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.

Please see the International Classification of Directors here.

Discussion

RMG considers director elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies’ operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors function as the representatives of shareholders throughout the year and are therefore a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In cases where detailed information about directors is not available, it would be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

RMG will recommend against the routine election of directors taking into consideration the absence of adequate or timely disclosure, questionable finances or restatements, questionable transactions with conflicts of interest, any record of abuses against minority shareholder interests, bundling of director elections, and/or any other egregious corporate governance practices.

Boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to five years, and a company’s articles may give executive directors protected board seats under which they are not subject to shareholder election. RMG opposes protected board seats and preferential treatment of executive directors.

When reviewing director election proposals, RMG examines board composition, company performance, and any negative views or information on either the company or individual directors. RMG determines the number of executive directors, independent non-executive directors, and non-independent non-executive directors on the board, the existence and composition of board committees, and the independence of the chairman. A non-independent non-executive director is defined as one who represents a major shareholder; has significant commercial contacts with the company as a legal counsel, auditor, or consultant; has held executive positions within the company in the past; or is related to the founding family, another board member, or a top executive. In cases where board composition is of concern, the company’s general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees.

RMG also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings for two or more consecutive years, RMG makes further inquiries to the company regarding the absences. RMG recommends withholding votes against the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While RMG understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. RMG supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

Statements of corporate governance practices are also helpful in reviewing director election proposals, but only in a few countries are these routinely included as part of the annual report, usually as a listing requirement of the major stock exchange. These reports are required in Australia, Canada, South Africa, and the United Kingdom.

Voting on Director Nominees in Contested Elections

For shareholder nominees, RMG places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers

•	Strategy of the incumbents versus the dissidents

•	Independence of directors/nominees

•	Experience and skills of board candidates

•	Governance profile of the company

•	Evidence of management entrenchment

•	Responsiveness to shareholders

•	Whether a takeover offer has been rebuffed

When analyzing proxy contests/ shareholder nominees, RMG focuses on two central questions: (1) Have the dissidents proved that board change is warranted? and (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

2010 International Voting-Policy Manual

International Classification of Directors

Executive Director

•	Employee or executive of the company;

•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;

•	Any director specifically designated as a representative of a significant shareholder of the company;

•	Any director who is also an employee or executive of a significant shareholder of the company;

•

Beneficial owner (direct or indirect) of at least 10 percent of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10 percent individually, but collectively own more than 10 percent), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;

•

Currently provides (or a relative¹ provides) professional services² to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•	Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test³);

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

•	Relative¹ of current employee of the company or its affiliates;

•	Relative¹ of former executive of the company or its affiliates;

•	A new appointee elected other than by a formal process through the general meeting (such as a contractual appointment by a substantial shareholder);

•	Founder/co-founder/member of founding family but not currently an employee;

•	Former executive (five-year cooling off period);

•	Years of service will NOT be a determining factor unless it is recommended best practice in a market:

•	9 years (from the date of election) in the United Kingdom and Ireland;

•	12 years in European markets;

•	7 years in Russia.

Independent NED

•	No material[4] connection, either direct or indirect, to the company other than a board seat.

Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Footnotes:

[1]

“Relative” follows the SEC’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2]

Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3]

If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient’s gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)

[4]

For purposes of RMG’s director independence classification, “material” will be defined as a standard of relationship (financial, personal, or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

2010 International Voting-Policy Manual

Director Compensation

RMG General Recommendation & Policy

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discussion

Proposals seeking shareholder approval for non-executive directors’ fees are not controversial in most countries. RMG generally supports resolutions regarding directors’ fees unless they are excessive relative to fees paid by other companies in the same country or industry. In evaluating such proposals, RMG focuses on the fees paid to each non-executive or, if such detailed information is not available, on the aggregate amount payable to all of the non-executives. Where available, RMG will also take into consideration evidence of past abuses, both by the company and those, if any, characteristic of the market.

Companies in many markets provide their non-executives an option to receive all or a portion of their cash fees in the form of company shares. We approve these measures as the exchange is on a “dollar-for-dollar” basis, that is, as long as a director receives shares having a cash value equal to that of the foregone fees, with the share price used for such calculation being determined on a reasonable date. While there is some dilution associated with such payments, such dilution is minimal, and in any event, increasing directors’ share ownership is likely to align the interests of the directors with those of shareholders.

However, RMG will not support such arrangements if the exchange is not dollar-for-dollar; such exchanges put shareholders at a disadvantage by providing directors the opportunity to receive shares at discount, and the interests of directors who have acquired shares at a discount are likely to be less closely aligned with those of other shareholders. Some companies provide their non-executive directors the opportunity to exchange all or a portion of their cash fees for stock options; we would evaluate such grants in accordance with our stock option guidelines.

As is already common in the United States, companies in some global markets have begun to provide their non-executives with stock options as a separate element of their remuneration. In such countries, proposals seeking approval for the remuneration of non-executive directors cannot be evaluated without detailed information regarding the proposed remuneration, which could include options, and in some cases, discounted options. Remuneration proposals that include option grants must be evaluated in accordance with the guidelines for stock options. Likewise, remuneration proposals that could include option grants — by virtue of their being proposed by a company in a market where option grants to non-employee directors are common — must also be evaluated in accordance with the guidelines for stock options.

Some countries require shareholder approval for the remuneration of executive as well as non-executive directors. Companies in such markets occasionally bundle non-executive and executive remuneration proposals into a single resolution. While RMG generally believes that executive compensation is the purview of the board, when proposed executive compensation is gratuitous or otherwise excessive in light of market norms or there is past evidence of abuse, RMG will recommend a vote against such resolutions. In reviewing such proposals, our analysis focuses, among other things, on the amount of the proposed compensation relative to market norms but also relative to the company’s financial performance. For example, absent performance criteria and appropriate limits, it would be inappropriate to approve a resolution entitling an executive to a bonus equal to a substantial portion of a company’s profits.

Retirement benefits for non-executive directors are inappropriate, as they increase the directors’ financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional non-executive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

2010 International Voting-Policy Manual

Discharge of Board and Management

RMG General Recommendation & Policy

RMG will generally recommend voting for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted on a case-by-case basis by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Discussion

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries. Discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders’ interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they will face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

2010 International Voting-Policy Manual

Director, Officer, and Auditor Indemnification and Liability Provisions

RMG General Recommendation & Policy

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Discussion

The scope of directors’ and officers’ indemnification and liability provisions varies by market. Within reason, RMG seeks to respect the indemnification and liability protections applicable in each market, but some markets allow companies to provide indemnification and liability protection that we deem excessive. In general, RMG believes that officers and directors should only be eligible for indemnification and liability protection if they have acted in good faith on company business and were found innocent of any civil or criminal charges for duties performed on behalf of the company. Providing indemnification and liability protection beyond such levels would effectively absolve officers and directors of their duties to shareholders. RMG recognizes that limiting a company’s ability to provide liability and indemnification protection may limit its ability to attract and retain qualified directors and executives and that indemnification provisions afford directors and officers protection to take risks and maximize shareholder wealth. However, RMG also believes that providing liability and indemnification protection in excess of that outlined above could unfairly prejudice shareholders in holding officers and directors accountable and that the level of protection allowed under our guidelines represents a reasonable compromise.

When evaluating indemnification and liability provisions in more developed markets that enumerate the duty of loyalty and the duty of care, RMG also takes into account the liability and indemnification provisions contained in RMG’s U.S. Proxy Voting Guidelines.

Although RMG supports indemnifying directors and officers, RMG opposes providing these protections to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

2010 International Voting-Policy Manual

Board Structure

RMG General Recommendation & Policy

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board

RMG prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. RMG supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement

RMG believes that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of his or her individual contribution and experience.

Altering Board Size

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. RMG considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

Two-Tiered Boards

Companies in many countries have a two-tiered board structure, comprising a supervisory board of non-executive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company’s daily operations. At companies with two-tiered boards, shareholders elect members to the supervisory board only; the supervisory board appoints management board members. In Austria, Brazil, the Czech Republic, Germany, Peru, Poland, Portugal, and Russia, two-tiered boards are the norm. Company law in France and Spain also permits them.

2010 International Voting-Policy Manual

Capital Systems

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system a company uses is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this pre-approved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. RMG reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see Share Issuance Requests).

Conditional Capital System

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, RMG takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

2010 International Voting-Policy Manual

Share Issuance Requests

RMG General Recommendation & Policy

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

General Issuances

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval to waive such rights.

RMG believes that the ability to double share capital through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of more than 100 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 100 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, RMG routinely approves issuance requests without preemptive rights for up to 20 percent of a company’s outstanding capital.

Stock exchange listing rules also play a factor in determining the acceptability of share issuance requests. In some markets, companies may ask for the authority to issue all of their authorized but unissued share capital, yet the country’s stock exchange prevents a company from issuing more than ten percent of the company’s share capital in any one year without seeking additional shareholder approval. Another example is global companies that are listed on NASDAQ or the New York Stock Exchange (NYSE). Generally speaking, companies listed on NASDAQ and the NYSE must seek shareholder approval for any issuance of shares or of securities convertible into shares in excess of 20 percent of the company’s outstanding shares at the time of issuance. If stock exchange listing requirements include adequate safeguards with respect to share issuances, RMG will approve the request unless there are specific concerns with the company.

Specific Issuances

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and RMG recommends approval as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

2010 International Voting-Policy Manual

Increases in Authorized Capital

RMG General Recommendation & Policy

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. RMG believes that approving such requests is reasonable.

An increase of 100 percent over the existing authorization gives the company sufficient flexibility in any given year, but requiring that at least 30 percent of the new authorization be outstanding also limits the company’s ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders’ preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders’ interests. Such increases may be needed to fund a variety of corporate activities, thus each proposal must be reviewed on its individual merits. However, the same concerns with dilution exist if the outstanding capital is still less than 30 percent of the new authorization after all issuances take place.

RMG recommends that shareholders vote against proposals seeking to increase authorized capital to an unlimited number of shares. RMG does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution; they are not in shareholders’ interests.

2010 International Voting-Policy Manual

Reduction of Capital

RMG General Recommendation & Policy

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Discussion

Proposals to reduce capital can cover a variety of corporate actions, ranging from routine accounting measures to reductions pertaining to a significant corporate restructuring in the face of bankruptcy. In addition, proposals to reduce capital can vary significantly from market to market as a result of local laws and accounting standards. Some examples of capital reduction proposals found overseas include:

Reduction in Stated Capital

One example of this type of proposal asks shareholders to allow the board to reduce the company’s deficit and create a contributed surplus by effecting a reduction in the state capital of the company’s common shares. A company may take this action if its net assets are in danger of falling below the aggregate of its liabilities and its stated capital. Should that situation occur, under some corporate law statutes the company would be prohibited from paying dividends on its shares. RMG usually supports such proposals as they are considered to be routine accounting measures. This type of proposal is seen often in Canada.

Reduction in Connection with Cancellation of Repurchased Shares

A company may also seek a reduction in capital corresponding to the cancellation of shares repurchased in connection with an earlier buyback authorization. The amount of equity that may be cancelled is usually limited to ten percent by national law. This type of proposal is seen most often in Scandinavia, Japan, Spain, and some Latin America markets and is considered a routine accounting measure.

Reduction in Connection with Dividend Payments

If a board determines growth in income to be insufficient to enable the payment of a dividend, it may propose to lower the par value of the company’s shares and pay the difference in par value back to the shareholders, effecting a corresponding reduction in capital. Such reduction is normally effected proportionately against all outstanding capital, and therefore does not involve any material change relative to shareholder value.

Thus, RMG generally recommends that shareholders vote for these proposals, which are most often seen in Switzerland, Spain, and some Latin American markets.

Reduction in Connection with Repayment and Cancellation of Deferred Shares and Preference Shares

Companies may also seek approval for the reduction of share capital pursuant to a repayment and cancellation of deferred shares or preference shares. Deferred shares may be created as bonus shares by a company capitalizing credit from a share premium account pursuant to a reorganization plan, for example, to return excess capital back to shareholders. The company then repurchases the bonus shares in exchange for cash equal to their nominal value and cancels them through a capital reduction. Companies that have preference shares outstanding may also request to cancel and repay these shares which may no longer be required for the carrying out of their financial objectives and may accrue administration costs which have become disproportionate to the benefits of maintaining such shares. Preference shares also carry certain rights that restrict the flexibility of conducting certain corporate actions, in particular share repurchases, which is another reason why companies propose to cancel such shares. In either case, RMG supports such reductions as they simplify capital structure and save on administration costs and remove certain restrictions associated with preference shares. This type of proposal is commonly seen in the United Kingdom.

Reduction in Connection with Restructuring

As noted above, some proposals to reduce capital are made in connection with a significant corporate restructuring. RMG generally supports such proposals because opposition could lead to insolvency, which is not in shareholders’ interests. Evaluation of this type of proposal should take a realistic approach to the company’s situation and the future prospects for shareholders.

2010 International Voting-Policy Manual

Capital Structures

RMG General Recommendation & Policy

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Discussion

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management — finding the right mixes of equity, long-term debt, and short-term financing — can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company’s board and senior management, who should be given the latitude to determine the company’s capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder’s ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management’s authority to issue new capital and often require shareholder approval for significant changes in management’s existing authorizations.

RMG supports a one-share, one-vote policy and opposes mechanisms that skew voting rights. Shareholders’ voting rights should accrue in accordance with their equity capital commitment to the company. Dual-class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company’s capital. Additionally, research and market experience have shown that companies with dual-class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, RMG opposes the creation of additional supervoting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, RMG reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, RMG recommends approval as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, RMG opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

If a company submits a proposal, which in effect would narrow the gap between the number of votes attached to each share class but not necessarily eliminate the inequality, RMG may still consider supporting the proposal since it entails an improvement compared to the current situation.

2010 International Voting-Policy Manual

Preferred Stock

RMG General Recommendation & Policy

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG’s guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Discussion

Preferred stock is an equity security, but also has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company’s ordinary shares with respect to dividends and the distribution of assets or winding up of the company. Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions.

In determining the acceptability of proposals relating to preferred stock, RMG examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. RMG prefers that the terms of preferred stock be set out at the time of the issuance or authorization request. Also important is the company’s justification for issuing or authorizing preferred stock. Whether or not the preferred shares carry voting rights is also considered, especially if the preferred stock will feature superior voting rights to the common shares. While RMG believes that preferred shares are a valid form of financing, we also believe that the creation or issuance of preference shares should be limited to 50 percent of a company’s share capital. RMG will also oppose cases where there has been evidence of management abuse of a past issuance authority.

Voting Preferred Stock

In some markets, preferred stock carries voting rights. Such preference shares may carry voting rights equal to the voting rights of the common shares or may carry multiple voting rights. In such cases, RMG’s guidelines on capital structure are applied. RMG supports a one share, one vote policy and opposes measures that seek to establish dual-class capital structures. However, if a company already has a preference share authorization with different voting rights than the common shares, RMG will approve additional issuances of the preference shares, as long as issuances of these preferred shares are limited and do not adversely affect the rights of common shareholders.

Convertible Preferred Stock

Companies may also seek approval for the creation or issuance of preferred stock that is convertible into common stock. If the shares are convertible into common shares, RMG evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result for common shareholders as a result of the proposal. RMG’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholder’s best interests.

Blank Check Preferred Stock

Companies may also seek shareholder approval for blank check preferred stock, which refers to blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense.

RMG supports blank check preferred stock proposals as long as the proposal states that the shares will not be issued as a takeover defense. RMG also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

2010 International Voting-Policy Manual

Debt Issuance Requests

RMG General Recommendation & Policy

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG’s guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion

Debt issuance is a popular financing strategy in world markets. Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs, although bonds are also often issued without preemptive rights. The issuance of unsecured debt can often include warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security. Debt instruments are often issued with the right to convert into equity securities. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company’s stock, or selling their newly converted shares on the open market. In addition, many companies issue debt denominated in currencies other than that of their home market.

When evaluating a debt issuance request, RMG determines the type of debt instrument being issued, the characteristics of the instrument (including whether or not it is convertible into common stock), the intended recipient of the issuance, and the company’s justification for the issuance.

In the case of convertible debt, RMG evaluates the conversion ratio and calculates the maximum number of shares that could be issued upon conversion to determine the potential amount of dilution that could result from the proposal. RMG’s equity issuance guidelines are then applied to determine whether the level of dilution is in shareholders’ best interests.

In the case of non-convertible debt, RMG takes into account the size and purpose of the increase, and the board’s use of past authorizations including examining whether there has been a history of abuse of the authorities. RMG looks at the company’s current financial situation, specifically examining its current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. RMG also considers other factors such as the company’s growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company’s bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company’s industry and country of origin. Although all of these considerations are factored into RMG’s analysis of debt issuance proposals, RMG generally believes that such financing concerns are best decided by management. RMG will, however, issue vote recommendations against such proposals in cases where there has been evidence of management abuse of an authority, where the proposal is not in line with market practices, or extreme cases where shareholders’ rights could be negatively affected.

Companies may also seek shareholder approval to restructure existing debt arrangements. RMG generally supports restructuring proposals, particularly if the company is in danger of default. However, RMG will oppose restructuring proposals in which common shareholders are being treated unfairly.

2010 International Voting-Policy Manual

Pledging of Assets for Debt

RMG General Recommendation & Policy

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, RMG takes into account the terms of the proposed debt issuance and the company’s overall debt level. If both of these factors are acceptable, RMG recommends supporting these requests.

2010 International Voting-Policy Manual

Increase in Borrowing Powers

RMG General Recommendation & Policy

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Discussion

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. RMG believes that a company’s financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. RMG’s analysis of borrowing power increase requests takes into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, RMG recommends opposing the request.

2010 International Voting-Policy Manual

Share Repurchase Plans

RMG General Recommendation & Policy

Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”)

•	Duration does not exceed 18 months.

RMG will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defense;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital restructuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Discussion

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

RMG looks for the following conditions in share repurchase plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm’s length through independent third parties and that selective repurchases require shareholder approval.

Share repurchase programs often involve positive financial consequences to shareholders, as they generally increase the level of earnings per share and bring greater liquidity to the share. Therefore we are generally supportive of share buybacks.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority. In Greece, the legal framework allows share repurchase authorizations to last a maximum of 24 months, although they are typically renewed on a yearly basis. Greek companies typically request shareholders to approve share repurchase schemes in line with provisions in the Company Act. Rarely does a company specify the exact duration of the authorization. Therefore, it is assumed that the duration could be up to 24 months, as foreseen in the legal framework. Around half of Austrian companies restrict share repurchase plans to a limit of 18 months, the majority of Austrian companies either ask for a maximum of 30 months or do not disclose the duration at all.

2010 International Voting-Policy Manual

Reissuance of Shares Repurchased

RMG General Recommendation & Policy

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion

RMG generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, RMG takes into account the country’s legal framework for such reissuances and the company’s history of reissuing shares under the authority.

2010 International Voting-Policy Manual

Capitalization of Reserves for Bonus Issues/Increase In Par Value

RMG General Recommendation & Policy

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves — transferring them into the share capital account — usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

2010 International Voting-Policy Manual

Reorganizations/Restructurings

RMG General Recommendation & Policy

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. RMG usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders’ rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, RMG’s primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

In the case of a distress restructuring of a company or group, shareholders’ options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, RMG first determines the company’s degree of distress by determining whether or not the company still has a positive net asset value — that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. RMG seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

2010 International Voting-Policy Manual

Mergers and Acquisitions

RMG General Recommendation & Policy

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance — Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Discussion

When evaluating the merits of a proposed acquisition, merger, or takeover offer, RMG focuses on the impact of the proposal on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders’ existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Although RMG examines these proposals closely from a corporate governance perspective, a variety of other factors are considered, including the financial terms of the transaction and the strategic rationale for the proposal.

In the case of an acquisition, RMG examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. RMG also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available. RMG also considers the control premium in the transaction. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. For publicly traded entities or assets, RMG looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For non-publicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, RMG examines whether or not the merger makes commercial or strategic sense for the company. RMG also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often-complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, relative share ownership, and any takeover defenses of the new company are all important factors for consideration in this evaluation process.

Obviously, levels of disclosure regarding merger and acquisition proposals will vary greatly from market to market. In more developed markets, shareholders are often provided with detailed financial and governance information as well as an independent fairness opinion and in some cases, a formal valuation report. When evaluating proposals in these markets, RMG relies primarily on the documents and information provided by the company and its advisors. However, in many emerging markets, detailed information regarding mergers and acquisitions can be scarce. In these markets, RMG must rely more heavily on secondary sources, including local shareholder associations, market reaction to the proposed transaction, and news reports.

If the details of a given proposal are unclear or not available and a fairness opinion (in markets where they are regularly provided) is also not available, RMG recommends voting against the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, RMG recommends voting against the item in question.

2010 International Voting-Policy Manual

Mandatory Takeover Bid Waivers

RMG General Recommendation & Policy

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Discussion

Many countries impose a bid threshold that forces any shareholder whose stake exceeds the limit to tender a public bid to all the other owners to purchase the remaining shares. The thresholds are imposed either by national law, stock exchange rules, or a company’s articles of association. This mandatory takeover bid rule prohibits a shareholder from owning a large stake in the company and having a dominating voice in the decision-making without being required to purchase the remainder of the shares. Without such a requirement, the other shareholders, although potentially holding a substantial percentage of the company’s shares, would be left with relatively little say in decisions. Mandatory bid requirements also seek to prevent “creeping acquisitions” and to ensure that shareholders, other than the controlling shareholder, receive a control premium when control of the company shifts to the large shareholder.

RMG opposes proposals to exempt a large shareholder from the obligation to bid. The requirement that a takeover bid should be launched when a substantial amount of shares have been acquired prevents the entrenchment of the controlling shareholder and protects minority owners.

RMG does make an exception to the mandatory takeover bid rule when the event prompting the takeover bid is a repurchase by the company of its own shares. When a company repurchases its own shares, the relative stake of a large shareholder increases even though the number of shares held by the large shareholder has not changed. In certain markets, notably the United Kingdom and Ireland, the mandatory bid rules require a large shareholder to make a takeover bid if its stake in the company is increased on a relative basis as a result of a share repurchase by the company. Companies in these markets may seek a waiver from the takeover bid requirement applicable to their large shareholder. Under certain circumstances, RMG will support such a waiver, namely, if the share repurchase would not push the large shareholder’s stake in the company above 50 percent.

2010 International Voting-Policy Manual

Reincorporation Proposals

RMG General Recommendation & Policy

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, RMG first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company’s capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

RMG believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, RMG recommends voting against the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders’ interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

2010 International Voting-Policy Manual

Expansion of Business Activities

RMG General Recommendation & Policy

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company’s objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where RMG withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, RMG would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, RMG recommends that shareholders vote against the proposal.

2010 International Voting-Policy Manual

Related-Party Transactions

RMG General Recommendation & Policy

Vote related-party transactions on a CASE-BY-CASE basis.

Discussion

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors, are usually classified as related-party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. RMG looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms, RMG recommends that shareholders support the proposal.

2010 International Voting-Policy Manual

Compensation Plans

RMG General Recommendation & Policy

Vote compensation plans on a CASE-BY-CASE basis.

Discussion

Disclosure on compensation in many markets is still not as extensive as U.S.-style disclosure. However, compensation plans are becoming more common on meeting agendas of non-U.S. companies, and the structures of these plans are of vital interest to shareholders. When given the opportunity to review these structures, RMG supports plans that motivate participants to focus on long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders.

For many years, RMG has employed a complex compensation model methodology for evaluating compensation proposals in the United States and Canada, but this has only been possible because of the extensive disclosure provided in these markets’ proxy circulars. This degree of disclosure is a reflection of strict regulatory requirements, investor concern and activity, and corporate governance sophistication.

Beyond the problems presented by limited disclosure, local conditions and traditions in particular countries also hinder the creation of a comprehensive compensation evaluation procedure. Standard market practice in one country may be illegal activity in another. Some countries establish numerical limits on the number of shares available under their plans, while others have percentage limits that apply over a specific length of time. Holding all global companies to the strict standards of the United States, for example, could result in recommendations against almost every compensation plan in many countries. Conversely, making too many allowances for local practices may only encourage poor governance standards over the long term.

RMG reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans. RMG analyzes plans by calculating the potential dilution under a company’s share plans and by analyzing plan features.

Stock Option Plans

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company’s share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold).

When evaluating stock option plans, RMG’s first hurdle is obtaining information regarding the key terms of the plan. Ideally, we would like to see the full text of the plan, or a summary of the plan’s key terms, with information on the plan’s dilution, exercise price/presence of discounts, administration and participation, types of awards used, vesting provisions, and performance criteria. However, in many markets, especially where companies are only beginning to introduce stock-based compensation, information on key plan terms can be quite limited. RMG generally supports efforts to more closely align executive pay with shareholder interests, and generally encourages companies to improve their compensation disclosure practices. However, until disclosure standards improve in these markets, RMG believes that it would be counterproductive to oppose all plans in a given country on this basis. Still, some basic parameters are necessary in order for RMG to consider supporting a compensation plan. At a minimum, RMG requires information on the maximum potential dilution of a plan and information concerning the exercise price. If a plan meets our guidelines on these two points, RMG will support the plan. For markets where certain plan information is regularly disclosed, and a company has failed to provide this information to shareholders, RMG will vote against the plan on the basis of substandard disclosure.

Among the criteria that RMG examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan

The maximum number of shares RMG approves under a plan depends on the classification of a company’s stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than 5 percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than 10 percent of the issued capital at the time of approval under all plans. However, RMG will support plans at mature companies with dilution levels of up to 10 percent if the plan includes other positive features, such as challenging performance criteria or premium-priced options. These features partially offset dilution concerns, as their inclusion reduces the likelihood that options will become exercisable unless there is a clear improvement in shareholder value.

For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of 5 percent or 10 percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. RMG prefers plans where the limits are sufficiently spread out, e.g., 5 percent in five years, 10 percent in ten years. Revolving limits of 10 percent in ten years should also include “flow-rate” restrictions that further limit the plan’s dilution, such as a cap of “3 percent in three years,” “2.5 percent in five years,” or “1 percent in one year.”

Exercise Price

RMG prefers that options be priced at not less than 100 percent of the shares’ fair market value on the date of grant. Usually this is taken as the closing price of the company’s shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Discounted Options, Restricted Stock, and Stock Grants

Many countries allow for options to be granted at a discount to market prices. RMG evaluates restricted stock, which is essentially a deeply discounted option often with mandatory vesting provisions, in the same manner as a discounted option. Restricted stock, which is generally offered at a 100-percent discount and vests in three to five years, is most often seen in the United States, but it is becoming increasingly popular in other jurisdictions. Stock grants are another type of discounted award in which company shares may be granted outright to recipients with no payment required for the receipt of shares. In the absence of performance criteria (see below), RMG opposes grants of discounted options, including restricted stock. Absent performance criteria or vesting provisions, holders of discounted options or restricted stock have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains, thereby reducing or eliminating the incentive value of such awards. RMG generally opposes stock grants as their incentive value is dubious.

In very rare cases, RMG may consider supporting a plan that includes discounted options, including restricted stock, if the company has attached challenging performance criteria to the options, including price hurdles. Performance-based vesting provisions require tangible improvements in the company’s financial performance or share price before the discounted options or restricted shares can be exercised. Performance criteria are evaluated by reference to both the company’s country of incorporation and industry. Recipients of discounted options and restricted shares are required to tender less consideration, if any, to exercise their awards than recipients of market-priced options are required to tender; as a result, the former type of awards are more costly to shareholders from an economic perspective. However, the higher performance threshold imposed by suitably challenging performance criteria may mitigate the higher economic costs.

In general, RMG does not believe that vesting provisions, however stringent, sufficiently mitigate the excessive cost of discounted awards, but with respect to the use of restricted stock in U.S.-style stock option plans seen in global markets, RMG recognizes that restricted stock is a common feature of these plans, that often these awards represent only a small portion (usually significantly below 1 percent) of a company’s outstanding share capital, and that performance criteria are not common in U.S.-style plans. As a result, RMG believes that it would be counterproductive to oppose all such plans solely on the inclusion of restricted stock. However, RMG would only approve of plans that set out strict limits on such grants, include stringent vesting provisions, sufficiently challenging performance criteria, and that meet our guidelines in all other aspects.

Plan Administration

RMG opposes allowing the administering committee to grant options to itself due to the potential for abuse and conflicts of interest. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow non-executive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, RMG approves of separate non-executive director option plans with independent administration if the number of shares reserved for such plans is limited. Shares reserved for director plans, when combined with shares reserved for all of the company’s stock option plans should not exceed RMG’s aggregate dilution limits. In addition, shares reserved over the life of such a plan should not exceed 1 percent of a company’s outstanding share capital for mature companies and 1.6 percent for growth-oriented companies for a five-year plan. Shares reserved for non-executive director option grants in any one year should not exceed 0.2 percent for mature companies and 0.3 percent for growth companies.

Eligibility and Participation

RMG prefers separate plans for employees, directors, and non-executive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria may compensate for minor shortcomings in a plan. If a plan falls just beyond one of the above guidelines but has both performance criteria and vesting provisions, support may be justified. RMG prefers a minimum three-year vesting period. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. We favor the inclusion of performance targets and graduated vesting schedules because awards that are contingent upon sustained and measurable improvements are more likely to fulfill their purpose of truly providing incentive. However, if a plan meets all other aspects of RMG’s guidelines, these two criteria are not mandatory, unless the inclusion of such provisions are standard in the company’s country of incorporation and a company has failed to include them.

Other Features Specific to Option Plans

Issue Terms

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing

Some plans include specific provisions allowing for the repricing of options at the board’s discretion. RMG opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company’s option plan, RMG prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. RMG also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in RMG’s analysis of the plan.

Plans for International Employees

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. RMG applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between a SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. RMG reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While RMG prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Superoptions

Superoptions exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. superoptions, for example, exceed the Association of British Insurers’ recommended limit that options represent no more than one times a participant’s salary in any year, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from superoptions has historically been fairly moderate. Superoptions appear most often in advanced markets with developed stock option plans.

Dividends Under Option and Dividend Equivalent Payment Provisions

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. RMG believes that any economic benefit derived from option plans should occur at the time of exercise.

Using Repurchased Shares in Share Compensation Plans

In many countries, companies purchase shares on the market for use in their compensation plans. In some cases, using repurchased shares is more efficient than issuing new shares to participants on exercise. RMG also recognizes the benefits to existing shareholders when repurchased shares are used to fund option grants, as dilution to their interests is minimized. However, although there is no cost to shareholders in terms of dilution of their voting interests (“voting dilution”), buybacks still represent a real cost to the company and shareholders (“economic dilution”). As a result, if a company wants to use repurchased shares in its compensation plans, RMG will include repurchased shares in its dilution calculation and apply the same dilution thresholds as for newly issued shares (see above under “Shares Reserved for Issuance of Options under the Plan”) .

RMG recommends that shareholders support a plan if it includes a specified limit on the total number of shares that could be used and if repurchased shares would count toward that limit, as long as it meets all other guidelines. However, RMG looks for an additional limitation, either an aggregate numerical limit, a percentage limit, or limitations on individual awards, when repurchased shares do not count toward the plan’s limit on newly issued shares, but rather operate as an additional pool of shares.

Incentive Plans

Share incentive plans tie key employees’ compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria-often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company’s industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Employee Stock Purchase Plans and Savings-Related Share Option Schemes

Employee stock purchase plans and savings-related share option schemes (together, ESPPs) provide employees an opportunity to purchase stock in their company, often at a discount to market prices. Plans may operate via monthly deductions from employees’ paychecks, gathered and held for safekeeping by a trust or bank, and used to purchase company stock on behalf of the employee. ESPPs can lead to greater commitment from employees, provide performance incentives, and provide all employees the opportunity to share in the company’s growth.

ESPPs differ from stock option plans in that in an ESPP, all eligible participants have the option to participate in the plan and may choose how much they wish to contribute to the plan, whereas in a stock option plan, the administering committee chooses who actually participates in the plan, that is, receives options under the plan. RMG recommends approval for many of these plans because they encourage wide share ownership in the company among employees. When analyzing ESPPs for global companies, RMG considers the following factors:

Eligibility

This is an important factor when considering ESPPs proposed by global companies. For a plan to qualify as an ESPP, all full-time employees who have been with the company for a reasonable amount of time (some plans also allow for participation by part-time employees) must be eligible to participate in the plan, and more important, eligible participants must have the ability to determine whether they will participate and to what extent they will participate, subject to certain limits, as discussed below.

Dilution

Many markets, such as the United States, Canada, Ireland, and certain tax haven markets, differentiate between shares reserved for ESPPs and shares reserved for stock option plans. In these markets it is our practice to have separate dilution limits (a) for shares reserved for ESPPs, and (b) shares reserved for stock option plans. Other markets, notably the United Kingdom, do not reserve separate pools of shares for ESPPs and option plans, therefore we cannot make such distinctions.

For those markets that reserve a separate pool of shares for ESPPs, RMG policy is to exclude such shares from our dilution calculations for stock option plans. However, RMG policy provides that no more than 10 percent of a company’s shares may be reserved for ESPPs at any given time, with such 10 percent being over and above the company’s limit (either 5 or 10 percent) reserved for option plans, as long as discounts do not exceed 15 percent. Accordingly, a company could have up to 10 percent of its shares reserved for option plans and 10 percent of its shares reserved for ESPPs at any given time. If market practice dictates a larger discount under the ESPPs, the allowable dilution will be adjusted downward proportionately. For example, if a company is allowed to offer discounts of 30 percent, the allowable dilution will be 5 percent. Allowable dilution on discounts between 15 percent and 30 percent will be determined on a pro rata basis. Alternatively, RMG would consider a higher dilution limit for ESPPs if the company in question sufficiently limited dilution under its option plans.

For those markets that reserve a common pool of shares for ESPPs and stock option plans, RMG policy is to evaluate the dilution under the common pool of shares in accordance with the dilution limitations applicable to stock option plans.

Offering Period and Offering Price

The offering period, also known as the purchase period, is the time period over which a participant’s contributions are accumulated for the purchase of shares under the plan. The offering price is the company’s share price taken on a specific date, less the applicable discount, at which a participant’s accumulated payroll deductions are used to purchase shares. Both the offering period and the offering price are country- and plan-specific. For example, ESPPs that are intended to comply with Section 423 of the U.S. Internal Revenue Code (Section 423 Plans) and therefore qualify for favorable tax treatment may not have an offering period in excess of 27 months. Section 423 Plans, however, almost always provide for an “either/or” offering price, which provides participants the right to purchase shares at the lesser of the fair market value of that company’s shares, less the applicable discount, as of either the first or last day of the offering period. In contrast, plans in the United Kingdom and Ireland generally have a three-, five-, or even seven-year offering period, and the offering price is the fair market value on the date an employee commences participation in the plan.

RMG’s assessment of a plan takes into account the length of the offering period and the date on which the offering price is determined. If the plan has an “either/or” feature, a shorter offering period is in the interests of shareholders because such provisions reduce the market risk associated with the plan. The maximum offering period for plans with such a feature is 27 months. In contrast, if the offering price is based on the price of the company’s shares on the date plan participation commences, then a longer offering period is generally in the interests of shareholders, as it should more effectively focus the efforts of plan participants on increasing shareholder value. In these cases, the minimum offering period is three years.

Discounts

These are generally country-specific, e.g. the maximum discount under a Section 423 Plan is 15 percent. In the United Kingdom the maximum discount is 20 percent, and in Ireland it is 25 percent. The amount of the discount is often obscured because some plans do not provide for a discount per se, but rather provide that participants will receive matching shares. This practice is common in Canada. For instance, a plan may stipulate that for every two shares a participant purchases under a plan, the company will provide one “matching share” to the participant; in effect the participant receives three shares for the price of two, which is mathematically equivalent to a 33-percent discount. If a plan employs matching shares, the analyst must simply calculate the imputed discount using the maximum match.

In reviewing discounts, RMG takes into consideration the offering period and offering price. Because plans with “either/or” provisions reduce the market risk associated with plan purchases, we believe the maximum discount available under such plans should be 15 percent. However, RMG guidelines allow for greater discounts, up to 25 percent, for plans in which the offering price is based on the company’s share price on the date participation commences.

Limits on the Number or Value of Shares Purchasable (Participation Limits)

ESPPs must specify a limit on the number or value of shares each participant is eligible to purchase, for Section 423 Plans it is US$25,000 per year, in the United Kingdom and Ireland it is GBP 3,000 and IRP 3,000, respectively. Because the shares are discounted, there must be some limit on the ability of eligible employees to participate to prevent excessive dilution. This also limits the ability of executives to buy, via the plan, large amounts of discounted shares. Ideally, there should be a plan feature prohibiting employees who are large shareholders (5 percent in Section 423 Plans) from participating.

Loan Terms

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, RMG prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. RMG also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessarily warrant a recommendation against a share purchase plan, but they are taken into consideration in RMG’s analysis of the plan.

Grants Outside of Plans

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. RMG prefers that companies make such grants in the context of an established plan.

RMG’s primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company’s other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

2010 International Voting-Policy Manual

Antitakeover Mechanisms

RMG General Recommendation & Policy

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion

Common antitakeover mechanisms include staggered boards, supervoting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. RMG opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Golden Shares

Recently privatized companies around the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, RMG recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Supermajority Vote Requirements

Supermajority vote requirements violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking provisions that are in the best interest of shareholders. However, in many world markets, supermajority vote requirements for special resolutions or EGMs are the norm, either two-thirds or three-fourths of shares voting at the meeting (either in person or by proxy). When reviewing proposals to introduce supermajority vote requirements, RMG takes into account market norms, the company’s reasons for the change, and the company’s ownership structure.

2010 International Voting-Policy Manual

Shareholder Proposals

RMG General Recommendation & Policy

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion

RMG reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company’s operations. If a measure would improve disclosure of company activities in non-strategic areas and at minimal costs, RMG supports the proposal. If a proposal seeks to improve the company’s corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, RMG recommends opposing the proposal.

Social and Environmental Proposals

In evaluating social and environmental proposals, RMG first determines whether or not the issue in question should be addressed on a company-specific basis. Many social and environmental issues are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RMG recommends voting against the proposal.

Most proposals of this type require shareholders to apply subjective criteria in making their voting decision. While broader issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries are required to consider only the ultimate interests of their direct beneficiaries. Relating the interests of their beneficiaries to the greater good can be a difficult process and a matter for individual determination. For this reason, RMG focuses on the financial aspects of social and environmental proposals. If a proposal would have a negative impact on the company’s financial position or adversely affect important operations, RMG recommends opposing the resolution. Conversely, if a proposal would have a clear and beneficial impact on the company’s finances or operations, RMG recommends supporting the proposal.

2010 Taft-Hartley U.S. Proxy Voting Guidelines

January 2010

Copyright © 2010 by RiskMetrics Group.

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TAFT-HARTLEY ADVISORY SERVICES

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of RiskMetrics’ Taft-Hartley Advisory Services. The U.S. Department of Labor (DOL) has stated that the fiduciary act of managing plan assets that are shares of corporate stock includes the voting of proxies appurtenant to those shares of stock and that trustees may delegate this duty to an investment manager. ERISA section 3(38) defines an investment manager as any fiduciary who is registered as an investment adviser under the Investment Advisor Act of 1940. RiskMetrics is a registered investment adviser under the Investment Advisor Act of 1940.

Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services’ clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant and will remain in full conformity with the AFL-CIO proxy voting policy.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services’ compliance with its responsibilities and will facilitate clients’ monitoring of Taft-Hartley Advisory Services. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

DIRECTOR ELECTIONS

Electing directors is the single most important stock ownership right that shareholders can exercise. By electing directors who share their views, shareholders can help to define performance standards against which management can be held accountable. Taft-Hartley Advisory Services holds directors to a high standard when voting on their election, qualifications, and compensation. We evaluate directors fairly and objectively, rewarding them for significant contributions and holding them ultimately accountable to shareholders for corporate performance. Institutional investors should use their voting rights in uncontested elections to influence financial performance and corporate strategies for achieving long term shareholder value.

Director accountability, independence and competence have become issues of prime importance to investors given the failings in oversight exposed by the global financial crisis. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholder’s interests.

Voting on Director Nominees in Uncontested Elections

Votes concerning the entire board of directors and members of key board committees are examined using the following five factors:

•	Lack of independence of the full board and key board committees (fully independent audit, compensation, and nominating committees);

•

Performance of the board and key board committees (flagrant actions by management or the board, excessive risk-taking, problematic governance provisions, egregious compensation practices, poor accounting practices, imprudent use of corporate assets, etc.);

•	Failure of the board to properly respond to high withhold/against votes or majority votes on shareholder proposals;

•	Poor long-term corporate performance record relative to peers, S&P 500 or Russell 3000 Indices;

•	Diversity of board.

Votes on individual director nominees are always made on a CASE-BY-CASE basis. Specific director nominee WITHHOLD/AGAINST1 votes can be triggered by one or more of the following factors:

•	Lack of a board that is at least two-thirds (67 percent) independent — i.e. where the composition of non-independent board members is in excess of 33 percent of the entire board;

•	Attendance of director nominees at board meetings of less than 75 percent in one year without valid reason or explanation;

•	Lack of independence on key board committees (i.e. audit, compensation, and nominating committees);

•	Failure to establish any key board committees (i.e. audit, compensation, or nominating);

•	Directors serving on an excessive number of other boards which could compromise their primary duties of care and loyalty;

•

Chapter 7 bankruptcy, Securities & Exchange Commission (SEC) violations or fines, and criminal investigations by the Department of Justice (DOJ), Government Accounting Office (GAO) or any other federal agency;

•	Performance of compensation committee members and/or the entire board in relation to the approval of egregious or excessive executive compensation (including perquisites and cash and equity awards);

•	Performance of audit committee members concerning the approval of excessive non-audit fees, material weaknesses, and/or the lack of auditor ratification upon the proxy ballot;

•

If at the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

•	The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

•	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers;

•	If the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote, in addition

[1]

In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

to potential future withhold/against votes on that director, Taft-Hartley Advisory Services may vote against or withhold votes from any or all of the nominees up for election, with the exception of new nominees;

•	The presence of problematic governance issues including interlocking directorships, multiple related-party transactions or other issues putting director independence at risk;

•	Inadequate CEO succession planning, including the absence of an emergency and non-emergency/orderly CEO succession plan;

•

Material failures of governance, stewardship, or fiduciary responsibilities at the company, failure to replace management as appropriate, egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

Vote AGAINST or WITHHOLD votes from the members of the Audit Committee when:

•	Consulting (i.e. non-audit) fees paid to the auditor are excessive;

•	Auditor ratification is not included on the proxy ballot;

•	The company receives an adverse opinion on the company’s financial statements from its auditor;

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There is evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm; or

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Poor accounting practices such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, exist. Poor accounting practices may warrant voting against or withholding votes from the full board.

Vote AGAINST or WITHHOLD votes from the members of the Compensation Committee when:

•	There is a negative correlation or disconnect between the CEO’s pay and company performance;

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The company implements a repricing or an option exchange program, by buying out underwater options for stock, cash or other consideration or canceling underwater options and regranting options with a lower exercise price, without prior shareholder approval, even if such repricings are allowed in its equity plans;

•	The company fails to submit one-time transfers of stock options to a shareholder vote;

•	The company fails to fulfill the terms of a burn rate commitment they made to shareholders;

•	The company has backdated options (see Options Backdating policy);

•	There is evidence that management/board members are using company stock in hedging activities

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The company has problematic compensation practices such as the provision of excise tax gross-ups, single and modified single trigger provisions, liberal change in control definitions, excessive executive perks and tax gross-ups on executive perks, excessive executive pay or disproportionately high compensation payouts tied to short-term financial results, etc. (see Probematic Pay Practices policy).

Problematic pay practices may warrant voting against or withholding votes from the entire board.

Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or “dissident slate” seeks election for the purpose of achieving a significant change in corporate policy or control of seats on the board. Competing slates will be evaluated on a CASE-BY-CASE basis with a number of considerations in mind. These include, but are not limited to, the following: personal qualifications of each candidate; the economic impact of the policies advanced by the dissident slate of nominees; and their expressed and demonstrated commitment to the interests of the shareholders of the company. Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis with the following seven factors in consideration:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident slate and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

Independent Directors

Board independence from management is of vital importance to a company and its shareholders. Accordingly, we believe votes should be cast in a manner that will encourage the independence of boards. Independence will be evaluated based upon a number of factors, including: employment by the company or an affiliate in an executive capacity; past or current employment by a firm that is one of the company’s paid advisors or consultants; personal services contract with the company; family relationships of an executive or director of the company; interlocks with other companies on which the company’s chairman or chief executive officer is also a board member; and service with a non-profit that receives significant contributions from the company.

•	Generally vote AGAINST or WITHHOLD votes from non-independent director nominees (insiders and affiliated outsiders) where the entire board is not at least two-thirds (67 percent) independent;

•	Generally vote AGAINST or WITHHOLD votes from non-independent director nominees (insiders and affiliated outsiders) when the nominating, compensation and audit committees are not fully independent;

•	Generally consider independent board members who have been on the board continually for a period longer than 10 years as affiliated outsiders;

•	Vote FOR shareholder proposals requesting that all key board committees (i.e. audit, compensation and/or nominating) include independent directors exclusively;

•	Vote FOR shareholder proposals requesting that the board be comprised of a two-thirds majority of independent directors.

Non-Independent Chairman

Two major components at the top of every public company are the running of the board and the executive responsibility for the running of the company’s business. Many institutional investors believe there should be a clear division of responsibilities at the head of the company that will ensure a balance of power and authority, such that no one individual has unfettered powers of decision. When there is no clear division between the executive and board branches of a company, poor executive and/or board actions often go unchecked to the ultimate detriment of shareholders. Since executive compensation is so heavily correlated to the managerial power relationship in the boardroom, the separation of the CEO and chairman positions is a critical step in curtailing excessive pay, which ultimately can become a drain on shareholder value.

Arguments have been made that a smaller company and its shareholders can benefit from the full-time attention of a joint chairman and CEO. This may be so in select cases, and indeed, using a case-by-case review of circumstances there may be worthy exceptions. But, even in these cases, it is the general view of many institutions that a person should only serve in the position of joint CEO and chairman on a temporary basis, and that these positions should be separated following their provisional combination.

We strongly believe that the potential for conflicts of interest in the board’s supervisory and oversight duties trumps any possible corollary benefits that could ensue from a dual CEO/chairman scenario. Instead of having an ingrained quid pro quo situation whereby a company has a single leader overseeing both management and the boardroom, Taft-Hartley fiduciaries believe that it is the board’s implicit duty to assume an impartial and objective role in overseeing the executive team’s overall performance. Shareholders interests are placed in jeopardy if the CEO of a company is required to report to a board that she/he also chairs.

Inherent in the chairman’s job description is the duty to assess the CEO’s performance. This objectivity is obviously compromised when a chairman is in charge of evaluating her/his own performance or has a past or present affiliation with management. Moreover, the unification of chairman and CEO poses a direct threat to the smooth functioning of the entire board process since it is the ultimate responsibility of the chairman to set the agenda, facilitate discussion, and make sure that directors are given complete access to information in order to make informed decisions.

•	Generally vote AGAINST or WITHHOLD votes from any non-independent director who serves as board chairman;

•	Generally vote AGAINST or WITHHOLD votes from a CEO who is also serving in the role of chairman at the same company;

•	Generally support shareholder proposals calling for the separation of the CEO and chairman positions;

•	Generally support shareholder proposals calling for a non-executive director to serve as chairman who is not a former CEO or senior-level executive of the company.

Excessive Directorships

As new regulations mandate that directors be more engaged and vigilant in protecting shareholder interests or else risk civil and/or criminal sanctions, board members are having to devote more time and effort to their oversight duties which, on average, were estimated to run to 280 hours per year, per board in 2005. Recent surveys of U.S. directors also confirm a desire for limiting board memberships, to between three and five seats. In view of the increased demands placed on corporate board members, Taft-Hartley fiduciaries believe that directors who are overextended may be impairing their ability to serve as effective representatives of shareholders. Taft-Hartley Advisory Services will vote against or withhold from directors serving on an excessive number of other boards, which could compromise their primary duties of care and loyalty.

•	Generally vote AGAINST or WITHHOLD votes from directors serving on an excessive number of boards. As a general rule, vote AGAINST or WITHHOLD from director nominees who are:

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CEOs of publicly traded companies who serve on more than two public boards (i.e. more than one public boards other than their own board). NOTE: Taft-Hartley Advisory Services will vote against or withhold from overboarded CEO directors only at their outside directorships and not at the company in which they presently serve as CEO); and

•	Non-CEO directors who serve on more than five public company boards.

Performance/Governance Evaluation for Directors

Many institutional investors believe long-term financial performance and the appropriateness of governance practices should be taken into consideration when determining vote recommendations with regard to directors in uncontested elections. When evaluating whether to vote against or withhold votes from director nominees, we will evaluate underperforming companies that exhibit sustained poor performance as measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). For companies outside the Russell 3000 universe, a company will be considered to have exhibited sustained poor performance if it underperforms its peers or index on the basis of both one-year and three-year total shareholder returns.

Taft-Hartley Advisory Services views deficient oversight mechanisms and the lack of board accountability to shareholders especially in the context of sustained poor performance, as problematic. As part of our framework for assessing director performance, we will also evaluate board accountability and oversight at companies that demonstrate sustained underperformance. A governance structure that discourages director accountability may lead to board and management entrenchment. For example, the existence of several anti-takeover provisions* has the cumulative effect of deterring legitimate tender offers, mergers, and corporate transactions that may have ultimately proved beneficial to shareholders. When a company maintains entrenchment devices, shareholders of poorly performing companies are left with few effective routes to beneficial change.

Taft-Hartley Advisory Services will assess the company’s response to the ongoing performance issues, and consider recent board and management changes, board independence, overall governance practices, and other factors that may have an impact on shareholders. If a company exhibits sustained poor performance coupled with a lack of board accountability and oversight, we may also consider the company’s five-year total shareholder return and five-year operational metrics in our evaluation.

*Problematic provisions include but are not limited to:

•	a classified board structure; o a supermajority vote requirement;

•	majority voting with no carve out for contested elections;

•	the inability for shareholders to call special meetings;

•	the inability for shareholders to act by written consent;

•	a dual-class structure; and/or

•	a non-shareholder approved poison pill.

Vote AGAINST/WITHHOLD votes from all director nominees if the board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Sustained poor performance for companies outside the Russell 3000 universe, is defined as underperforming peers or index on the basis of both one-year and three-year total shareholder returns.

Director Diversity

Gender and ethnic diversity are important components on a company’s board. Diversity brings different perspectives to a board that in turn leads to a more varied approach to board issues. Taft-Hartley fiduciaries believe that increasing diversity in the boardroom to better reflect a company’s workforce, customers, and community enhances shareholder value.

•	Support proposals asking the board to make greater efforts to search for qualified female and minority candidates for nomination to the board of directors;

•	Support endorsement of a policy of board inclusiveness;

•	Support reporting to shareholders on a company’s efforts to increase diversity on their boards.

Stock Ownership Requirements

Corporate directors should own some amount of stock of the companies on which they serve as board members. Stock ownership is a simple method to align the interests of directors with company shareholders. Nevertheless, many highly qualified individuals such as academics and clergy who can offer valuable perspectives in boardrooms may be unable to purchase individual shares of stock. In such a circumstance, the preferred solution is to look at the board nominees individually and take stock ownership into consideration when voting on the merits of each candidate.

•	Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director nominee or to remain on the board.

Classified Boards — Annual Elections

The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. Annually elected boards provide the best governance system for accountability to shareholders. A classified board is a board that is divided into separate classes, with directors serving overlapping terms. A company with a classified board usually divides the board into three classes. Under this system, only one class of nominees comes up to shareholder vote at the AGM each year.

As a consequence of these staggered terms, shareholders only have the opportunity to vote on a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest since it would normally take two years to gain control of a majority of board seats. Under a classified board, the possibility of management entrenchment greatly increases. Classified boards can reduce director accountability by shielding directors, at least for a certain period of time, from the consequences of their actions. Continuing directors who are responsible for a problematic governance issue at the board/committee level would avoid shareholders’ reactions to their actions because they would not be up for election in that year. Ultimately, in these cases, the full board should be responsible for the actions of its directors.

Many in management believe that staggered boards provide continuity. Some shareholders believe that in certain cases a staggered board can provide consistency and continuity in regard to decision-making and commitment that may be important to the long-term financial future of the company. Nevertheless, empirical evidence strongly suggests that staggered boards are generally not in the shareholders’ best interest. In addition to shielding directors from being held accountable by shareholders on an annual basis, a classified board can entrench management and effectively preclude most takeover bids or proxy contests.

•	Vote AGAINST management or shareholder proposals seeking to classify the board when the issue comes up for vote;

•	Vote FOR management or shareholder proposals to repeal a company’s classified board structure.

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If the company has a classified board and a continuing director is responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote, in addition to potential future withhold/against votes on that director, we may vote against or withhold votes from any or all of the nominees up for election, with the exception of new nominees.

Board and Committee Size

While there is no hard and fast rule among institutional investors as to what may be an optimal size board, there is an acceptable range that companies should strive to meet and not exceed. A board that is too large may function inefficiently. Conversely, a board that is too small may allow the CEO to exert disproportionate influence or may stretch the time requirements of individual directors too thin.

Proposals seeking to set board size will be evaluated on a CASE-BY-CASE basis. Given that the preponderance of boards in the U.S. range between five and fifteen directors, many institutional investors believe this benchmark is a useful standard for evaluating such proposals.

•	Generally vote AGAINST any proposal seeking to amend the company’s board size to fewer than five seats;

•	Generally vote AGAINST any proposal seeking to amend the company’s board size to more than fifteen seats;

•	Evaluate board size on a CASE-BY-CASE basis and consider WITHHOLD or AGAINST votes or other action at companies that have fewer than five directors and more than 15 directors on their board.

Limit Term of Office

Those who support term limits argue that this requirement would bring new ideas and approaches on to a board. While term of office limitations can rid the board of non-performing directors over time, it can also unfairly force experienced and effective directors off the board. When evaluating shareholder proposals on director term limits, consider whether the company’s performance has been poor and whether problematic or entrenching governance provisions are in place at the company. Additionally, consider board independence, including whether the board chair is independent.

•	Generally vote AGAINST shareholder proposals to limit the tenure of outside directors.

Cumulative Voting

Most corporations provide that shareholders are entitled to cast one vote for each share owned. Under a cumulative voting scheme, the shareholder is permitted to have one vote per share for each director to be elected. Shareholders are permitted to apportion those votes in any manner they wish among the director candidates. Thus, under a cumulative voting scheme shareholders have the opportunity to elect a minority representative to a board by cumulating their votes, thereby ensuring minority representation for all sizes of shareholders.

For example, if there is a company with a ten-member board and 500 shares outstanding-the total number of votes that may be cast is 5,000. In this case a shareholder with 51 shares (10.2 percent of the outstanding shares) would be guaranteed one board seat because all votes may be cast for one candidate. Without cumulative voting, anyone controlling 51 percent of shares would control the election of all ten directors.

With the advent and prevalence of majority voting for director elections, shareholders now have greater flexibility in supporting candidates for a company’s board of directors. Cumulative voting and majority voting are two different voting mechanisms designed to achieve two different outcomes. While cumulative voting promotes the interests of minority shareholders by allowing them to get some representation on the board, majority voting promotes a democratic election of directors for all shareholders and ensures board accountability in uncontested elections. Though different in philosophic view, cumulative voting and majority voting can work together operationally, with companies electing to use majority voting for uncontested elections and cumulative voting for contested elections to increase accountability and ensure minority representation on the board.

In contested elections, similar to cumulative voting, proxy access allows shareholder access to the ballot without a veto from the nominating committee, but unlike cumulative voting, it also requires majority support to elect such directors.

At controlled companies, where majority insider control would preclude minority shareholders from having any representation on the board, cumulative voting would allow such representation and shareholder proposals for cumulative voting would be supported.

•	Generally vote AGAINST proposals to eliminate cumulative voting;

•	Generally vote FOR proposals to restore or provide for cumulative voting unless:

•	The company has proxy access or a similar structure[2] to allow shareholders to nominate directors to the company’s ballot; and

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The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

•	Vote FOR proposals for cumulative voting at controlled companies (where insider voting power exceeds 50%).

Failure to Act on Shareholder Proposals Receiving Majority Support

•	Generally vote AGAINST or WITHHOLD from all director nominees at a company that has ignored a shareholder proposal that was approved by a majority of the votes cast at the last annual meeting.

Votes Against or Withholds from Directors for Shareholder Rights Plan (i.e. Poison Pills)

Institutional investors view shareholder rights plans, or poison pills, as among the most onerous of takeover defenses that may serve to entrench management and have a detrimental impact on their long-term share value. While recognizing that boards have a fiduciary duty to use all available means to protect shareholders’ interests, as a best governance principle, boards should seek shareholder ratification of a poison pill (or an amendment thereof) within a reasonable period, to ensure that the features of the poison pill support the interests of shareholders and do not merely serve as a management entrenchment device. Boards that fail to do so should be held accountable for ultimately disregarding shareholders’ interests. In applying this principle to voting in uncontested director elections, Taft-Hartley Advisory Services considers the term of the pill an important factor, as shorter term pills are generally less onerous as a takeover defense when compared to longer term pills, and may in some cases provide the board with a valuable tool to maximize shareholder value in the event of an opportunistic offer.

Companies that unilaterally adopt a long-term pill should be subject to a more frequent review –- at least once every three years, beginning the first year following the adoption and extending until the pill has expired or been redeemed. However, we believe special consideration must be given to the combination of a poison pill and a classified board; together they create a powerful anti-takeover and entrenchment device. Instead of only reviewing such companies every 3 years, an annual review is more appropriate. Under a 3-year review, the same class of directors would be receiving against or withhold recommendations, while the other 2 classes of directors would be shielded. An annual review would hold responsible all directors of classified boards for not putting the pill to a shareholder vote.

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Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) at a company that has a dead-hand or modified dead-hand poison pill in place. Vote AGAINST/WITHHOLD every year until this feature is removed;

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Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if the board has adopted a poison pill with a term of more than 12 months (“long-term pill” ) or renewed any existing pill, including any “short-term” pill (12 months or less) without shareholder approval, and there is no requirement or commitment to put the pill to a binding shareholder vote. Review such companies with classified

[2]

A similar structure would be a structure that allows shareholders to nominate candidates who the company will include on the management ballot in addition to management’s nominees, and their bios are included in management’s proxy.

boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill;

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Vote AGAINST or WITHHOLD votes from all nominees of the board of directors (except new nominees, who should be considered on a CASE-by-CASE basis) if the board makes a material, adverse change to an existing poison pill without shareholder approval;

•	Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:

•	The date of the pill’s adoption relative to the date of next meeting of shareholders — i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;

•	The issuer’s governance structure and practices; and

•	The issuer’s track record of accountability to shareholders.

Shareholder Access to the Proxy (“Open Access”)

The current director election process as it exists leaves much to be desired. Companies currently nominate for election only one candidate for each board seat. Shareholders who oppose a candidate have no easy way to do so unless they are willing to undertake the considerable expense of running an independent candidate for the board. The only way for shareholders to register symbolic dissent about a certain director candidate is to simply “withhold” support from that nominee. But because directors are typically elected by a plurality (those nominees receiving the most votes win board seats), company nominees running unopposed are reelected.

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Consider on a CASE-BY-CASE basis reasonably crafted shareholder proposals asking companies to voluntarily provide shareholders the ability to nominate director candidates to be included on management’s proxy card, taking into account the ownership threshold proposed in the resolution. Special consideration will be made at companies where there are legitimate concerns surrounding responsiveness to shareholders (such as not implementing majority-supported shareholder proposals), board and key committee independence, problematic governance and compensation practices, and past accounting or financial issues such as restatements.

Majority Threshold Voting Requirement for Director Elections

Shareholders have expressed strong support for precatory resolutions on majority threshold voting since 2005, with a number of proposals receiving majority support from shareholders. Taft-Hartley fiduciaries believe shareholders should have a greater voice in regard to the election of directors and view majority threshold voting as a viable alternative to the current deficiencies of the plurality system in the U.S.

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Generally support reasonably crafted shareholders proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g. in contested elections).

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Taft-Hartley Advisory Services may recommend withhold/against votes on members of the board at companies without the carve-out for plurality voting in contested elections, as the use of a majority vote standard can act as an anti-takeover defense in contested elections. (e.g. although the dissident nominees may have received more shares cast, as long as the combination of withhold/against votes and the votes for the management nominees keep the dissident nominees under 50%, the management nominees will win, due to the holdover rules). This is clearly contradicts the expressed will of shareholders.

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In addition to supporting proposals seeking a majority vote standard in director elections, we also support a post-election “director resignation policy” that addresses the situation of holdover directors to accommodate both shareholder proposals and the need for stability and continuity of the board.

Establish An Office of the Board

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Generally vote FOR shareholders proposals requesting that the board establish an Office of the Board of Directors in order to facilitate direct communication between shareholders and non-management directors, unless the company has effectively demonstrated via public disclosure that it already has an established structure in place.

Director and Officer Indemnification ~ Liability Protection

Management proposals typically seek shareholder approval to adopt an amendment to the company’s charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by state law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence.

Each proposal addressing director liability will be evaluated consistent with this philosophy. Taft-Hartley Advisory Services may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but we may often oppose management proposals and support shareholder proposals in order to promote greater director accountability.

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Vote AGAINST proposals to limit or eliminate entirely director and officer liability in regards to: (i) breach of the director’s fiduciary “duty of loyalty” to shareholders; (ii) acts or omissions not made in “good faith” or involving intentional misconduct or knowledge of violations under the law; (iii) acts involving the unlawful purchases or redemptions of stock; (iv) payment of unlawful dividends; or (v) use of the position as director for receipt of improper personal benefits.

Indemnification

Indemnification is the payment by a company of the expenses of directors who become involved in litigation as a result of their service to a company. Proposals to indemnify a company’s directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense. Taft-Hartley fiduciaries may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions that have already occurred.

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Vote AGAINST indemnification proposals that would expand individual coverage beyond ordinary legal expenses to also cover specific acts of negligence which exceed the standard of mere carelessness that is regularly covered in board fiduciary indemnification;

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Vote FOR only those proposals which provide expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he/she reasonably believed was in the best interests of the company; and (2) only if the director’s legal expenses would be covered.

COMPENSATION

The housing market collapse and resulting credit crisis have resulted in significant erosion of shareholder value, unprecedented levels of market volatility, and continuing lack of confidence among financial market participants. Many Taft-Hartley trustees are questioning the role of executive compensation in incentivizing inappropriate or excessive risk-taking behavior by executives that could threaten a corporation’s long-term viability. Further, generous severance packages and other payments to departing executives of failed institutions have heightened attention on the issue of pay for performance.

Trustees of Taft-Hartley funds, which have lost significant value in their investments as a result of the financial crisis, have little patience for “pay for failure” and continue to press for the adoption of executive compensation practices aimed at creating and sustaining long-term shareholder value.

Companies have long argued that legally binding executive compensation obligations cannot be modified. The Capital Purchase Program implemented under the Emergency Economic Stabilization Act of 2008, the “bail out” program for the U.S. financial system, set the tone for executive compensation reform and requires participating firms to accept certain limits and requirements on executive compensation, regardless of existing contractual arrangements. A number of firms have agreed to these requirements.

Taft-Hartley Advisory Services believes that executive pay programs should be fair, competitive, reasonable, and appropriate, and that pay for performance should be a central tenet in executive compensation philosophy.

Examples of best pay practices include:

Employment contracts: Companies should enter into employment contracts under limited circumstances for a short time period (e.g., new executive hires for a three-year contract) for limited executives. The contracts should not have automatic renewal feature and should have a specified termination date.

Severance agreements: Severance provisions should not be so appealing that they become an incentive for the executive to be terminated. The severance formula should be reasonable and not overly generous to the executive (e.g., use maximum severance multiple of 3X pay; use pro-rated target/average historical bonus and not maximum bonus). Failure to renew employment contract, termination under questionable events or for poor performance should not constitute “good reason” for termination with severance payments.

Change-in-control payments: Change-in-control payments should be “double-triggered” — i.e. be payouts should only made when there is a significant change in company ownership structure, and when there is a loss of employment or substantial change in job duties associated with the change in company ownership structure. Change-in-control provisions should exclude excise tax gross-ups and should not authorize the acceleration of vesting of equity awards upon a change in control unless provided under a double-trigger scenario. Similarly, change in control provisions in equity plans should be double-triggered. A change in control event should not result in an acceleration of vesting of all unvested stock options or lapsing of vesting/performance requirements on restricted stock/performance shares, unless there is a loss of employment or substantial change in job duties.

Supplemental executive retirement plans (SERPs): SERPs should not include sweeteners that can increase the payout value significantly or even exponentially, such as additional years of service credited for pension calculations, or inclusion of variable pay (e.g. bonuses and equity awards) into the formula. Pension formulas should not include extraordinary annual bonuses paid close to the time of retirement and should be based on an average, not the maximum, level of compensation earned.

Deferred compensation: Above-market returns or guaranteed minimum returns should not be applied on deferred compensation.

Disclosure practices: The Compensation, Discussion and Analysis should be written in plain English, with as little “legalese” as possible and formatted using section headers, bulleted lists, tables and charts where possible to ease reader comprehension. Ultimately, the document should provide detail and rationale regarding compensation, strategy, pay mix, goals/metrics, challenges, competition and pay for performance linkage, etc. in a narrative fashion.

Responsible use of company stock: Companies should adopt policies that prohibit executives from speculating in company’s stock or using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements. Such behavior undermines the ultimate alignment with long-term shareholders’ interests. In addition, the policy should prohibit or discourage the use of company stock as collateral for margin loans, to avoid any potential sudden stock sales (required upon margin calls) that could have a negative impact on the company’s stock price.

Long-term focus: Executive compensation programs should be designed to support companies’ long-term strategic goals. A short-term focus on performance does not necessarily create sustainable shareholder value. Instead, long-term goals may be sacrificed to achieve short-term expectations to the detriment of shareholder value, as evidenced by the financial crisis.

Compensation programs embedding a long-term focus with respect to company goals better align with the long-term interests of shareholders. Granting stock options and restricted stock to executives that vest in five years does not necessarily provide a long-term focus, as executives can sell off the company shares once they vest. However, requiring senior executives to hold company stock until retirement or after retirement can encourage a long-term focus on company performance.

Stock Option Plans

Compensation to executive and other senior level employees should be strongly correlated to sustained performance. Stock options, restricted stock and other forms of non-cash compensation should be performance-based with an eye toward improving long-term corporate value. Well-designed stock option plans can align the interests of executives and shareholders by providing that executives benefit when stock prices rise so that the employees of the company, along with shareholders, prosper together. Likewise, option plans should not allow for the benefits of share price gains without the risk of share price declines. Poorly designed stock option plans can encourage excessive risk-taking behavior and incentivize executives to pursue corporate strategies that promote short-term stock price to the ultimate detriment of long-term shareholder value.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not created. Taft-Hartley Advisory Services supports option plans when they provide legitimately challenging performance targets that serve to truly motivate executives in the pursuit of sustained superior performance. Moreover, equity pay plans should be designed in a fashion that ensures executive compensation is veritably performance driven and “at risk” such that executives are penalized (by either reducing or withholding compensation) for failure to meet pre-determined performance hurdles. Taft-Hartley Advisory Services will oppose those plans that offer unreasonable benefits to executives that are not generally available to other shareholders or employees.

Methodology for Analyzing Pay Plans

The theory that stock options are beneficial to shareholders because they motivate management and align the interests of investors with those of executives is no longer held sacrosanct. Indeed, many academic studies have found that there is limited correlation between executive stock ownership and company performance. Misused stock options can give executives an incentive to inflate their company’s earnings, take excessive risks, and make irresponsibly optimistic forecasts in order to keep stock prices high and their paychecks gargantuan.

Therefore, it is vital for shareholders to fully analyze all equity plans that appear on ballot. In general, Taft-Hartley Advisory Services evaluates executive and director compensation plans on a CASE-BY-CASE basis. When evaluating equity-based compensation items on ballot, the following elements will be considered:

Primary Considerations:

•	Dilution: Vote AGAINST plans in which the potential voting power dilution (VPD) of all shares outstanding exceeds ten percent;

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Full Market Value: Awards must be granted at 100 percent of fair market value on the date of grant. However, in instances when a plan is open to broad-based employee participation and excludes the five most highly compensated employees, we accept a 15 percent discount;

•	Burn Rate: Vote AGAINST plans where the annual burn rate exceeds industry and index burn rates over a three-year period;

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Liberal Definition of Change-in-Control: Vote AGAINST equity plans if the plan provides for the accelerated vesting of equity awards even though an actual change in control may not occur. Examples of such a definition could include, but are not limited to, announcement or commencement of a tender offer, provisions for acceleration upon a “potential” takeover, shareholder approval of a merger or other transactions, or similar language;

•	Problematic Pay Practices: Vote AGAINST equity plans if the plan is a vehicle for problematic pay practices (e.g. if the plan allows for change-in-control payouts that are single triggered).

Secondary Considerations:

•	Executive Concentration Ratio: Vote AGAINST plans where the annual grant rate to the top five executives (“named officers”) exceeds one percent of shares outstanding;

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Pay-For-Performance Metric: Vote AGAINST plans where CEO pay and the company’s performance is incongruous, as measured against industry peers over one and three-year periods, or if the performance criteria is not disclosed;

•	Evergreen Features: Vote AGAINST plans that reserve a specified percentage of outstanding shares for award each year instead of having a termination date;

•	Repricing: Vote AGAINST plans if the company’s policy permits repricing of “underwater” options or if the company has a history of repricing past options;

•	Loans: Vote AGAINST the plan if the plan administrator may provide loans to officers to assist in exercising the awards.

Voting Power Dilution (VPD) Calculation

Voting power dilution, or VPD, measures the amount of voting power represented by the number of shares reserved over the life of the plan. Industry norm dictates that ten percent dilution over the life of a ten-year plan is reasonable for most mature companies. Restricted stock plans or stand-alone stock bonus plans that are not coupled with stock option plans can be held to a lower dilution cap.

Voting power dilution may be calculated using the following formula:

A:	Shares reserved for this amendment or plan;

B:	Shares available under this plan and/or continuing plans prior to proposed amendment;

C:	Shares granted but unexercised under this plan and/or continuing plans;

D:	All outstanding shares plus any convertible equity, outstanding warrants, or debt.

The formula can be applied as follows:	A + B + C
A + B + C + D

Fair Market Value, Dilution and Repricing

Consideration will be made as to whether the proposed plan is being offered at fair market value or at a discount; whether the plan excessively dilutes the earnings per share of the outstanding shares; and whether the plan gives management the ability to replace or reprice “underwater” options. Repricing is an amendment to a previously granted stock option contract that reduces the option exercise price. Options are “underwater” when their current price is below the current option contract price. Options can also be repriced through cancellations and re-grants. The typical new grant would have a ten-year term, new vesting restrictions, and a lower exercise price reflecting the current lower market price.

Burn Rate

The annual burn rate is a measure of dilution that illustrates how rapidly a company is deploying shares reserved for equity compensation plans. The burn or run rate is calculated by dividing the number of shares pursuant to awards granted in a given year by the number of shares outstanding. Taft-Hartley Advisory Services benchmarks a company’s burn rate against three-year industry and primary index burn rates, and generally oppose plans whose average three-year burn rates exceed the greater of: (1) the mean plus one standard deviation of the company’s GICS group segmented by Russell 3000 index and non-Russell 3000 index; or (2) two percent of weighted common shares outstanding. The three-year burn rate policy does not apply to non-employee director plans unless outside directors receive a significant portion of shares each year.

Executive Concentration Ratio

In examining stock option awards, restricted stock and other forms of long-term incentives, it is important to consider internal pay equity; that is, the concentration and distribution of equity awards to a company’s top five executives (“named officers”) as a percentage of overall grants. Taft-Hartley Advisory Services will consider voting against equity compensation plans whose annual grant rate to top executives exceeds one percent of shares outstanding.

Principle of Pay-For-Performance

Stock-based pay is often the main driver for excessive executive compensation, which is fueled by poor administration of the plan. Therefore, it is important to closely examine any discrepancies between increases in CEO pay and total shareholder returns against those of peer firms over a one- three- and five-year timeframe in assessing equity-based compensation plans.

Significant disparities between pay and performance warrants votes against or withholding from Compensation Committee members who are responsible for overseeing the company’s compensation schemes, or the entire board if the whole board was involved in and contributed to egregious compensation practices. If the equity component is the source of the imbalance, Taft-Hartley Advisory Services will consider opposing the equity plan in which the CEO participates.

•	Vote AGAINST or WITHHOLD from the Compensation Committee members when the company has a pay-for-performance disconnect.

Evergreen Provisions

Taft-Hartley Advisory Services will oppose plans that reserve a specified percentage of outstanding shares for award each year (evergreen plans) instead of having a termination date. Such plans provide for an automatic increase in the shares available for grant with or without limits on an annual basis. Because they represent a transfer of shareholder value and have a dilutive impact on a regular basis, evergreen plans are expensive to shareholders. Evergreen features also minimize the frequency that companies seek shareholder approval in increasing the number of shares available under the plan.

Option Exchange Programs/Repricing Options

Vote CASE-BY-CASE on management proposals seeking approval to exchange/reprice options taking into consideration the following factors:

•	Historic trading patterns: the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

•	Rationale for the re-pricing: was the stock price decline beyond management’s control?

•	Option vesting: does the new option vest immediately or is there a black-out period?

•	Term of the option: the term should remain the same as that of the replaced option;

•	Exercise price: should be set at fair market or a premium to market;

•	Participants: the plan should be broad-based and executive officers and directors should be excluded;

•	Is this a value-for-value exchange?

•	Are surrendered stock options added back to the plan reserve?

If the surrendered options are added back to the equity plans for re-issuance, then we will also take into consideration the impact on the company’s equity plans and its three-year average burn rate.

In addition to the above considerations, we will evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. We do not view market deterioration, in and of itself, as an acceptable reason for companies to reprice stock options and/or reset goals under performance plans. Repricing after a recent decline in stock price triggers additional scrutiny and may warrant a vote AGAINST the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Problematic Compensation Practices and Compensation Committee Performance

Poor disclosure, the absence or non-transparency of disclosure and poor plan design of compensation payouts lead to excessive executive compensation practices that are detrimental to shareholders. Poorly designed plans or those lacking in transparency can be reflective of a poorly performing compensation committee.

Companies are expected to meet a minimum standard of tally sheet disclosure as to allow shareholders to readily assess the total executive pay package, understand the actual linkage between pay and performance, and mitigate misinformation to shareholders. The SEC has issued rules on executive and director compensation that require expansive disclosure and a total compensation figure for each of the named executive officers.

Executive compensation will continue to be in the spotlight in the ensuing years, particularly when shareholders will have access to more complete information. In the absence of disclosure that would necessitate a higher level of scrutiny, Taft-Hartley Advisory Services may also consider voting against or withholding from the compensation committee for failure to provide pertinent information in the Comensasion Discussion and Analysis (CD&A) report.

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Taft-Hartley Advisory Services will consider voting AGAINST or WITHHOLDING votes from compensation committee members and/or the CEO on a CASE-BY-CASE basis if the company has problematic compensation practices. In addition, we may consider a vote AGAINST or WITHHOLD vote from the entire board if the whole board was involved in and contributed to egregious compensation. Problematic compensation practices include, but are not limited to, the following:

Non-Performance based Compensation Elements

•	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

•	Egregious SERP (Supplemental Executive Retirement Plans) payouts (e.g. inclusion of additional years of service not earned or inclusion of performance-based equity awards in the pension calculation);

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Excessive perks for current, former and/or retired executives (e.g. personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, extraordinary relocation benefits, and/or other inappropriate arrangements);

•	Income tax reimbursements (gross-ups) for any executive perquisites or other payments;

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Excessive severance and/or change-in-control provisions (e.g. payments upon an executive’s termination in connection with performance failure, provisions for the payment of excise tax gross-ups (including modified gross-ups) and/or modified single-triggers — under which an executive may voluntarily depart for any reason and still receive change-in-control severance payments — );

•	Change-in-control payouts without loss of job or substantial diminution of job duties (“single-triggers”);

•	Liberal change-in-control definitions in individual contracts or equity plans which could result in payments to executives without an actual change in control occurring;

•	Payment of dividends or dividend equivalents on unvested/unearned performance awards;

•	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements;

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Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options);

•	Performance metrics that are changed, canceled or replaced during the performance period without adequate explanation of the action and the link to performance;

•	New CEO with overly generous new hire package (e.g., including excessive “make whole” provisions).

Incentives that may Motivate Excessive Risk-Taking

•	Guaranteed bonuses or other abnormally large bonus payouts without justifiable performance linkage or appropriate disclosure;

•	Mega annual equity grants that provide unlimited upside with no downside risk;

•	A single performance metric used for short- and long-term plans;

•	High pay opportunities relative to industry peers;

•	Disproportionate supplemental pensions.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions, robust stock ownership/holding guidelines, and substantive bonus deferral/escrowing programs.

Other Problematic Practices

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Poor Disclosure Practices (e.g. unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, methodology for benchmarking practices and/or peer group not disclosed and explained);

•	Internal pay disparity (excessive differential between CEO total pay and that of next highest-paid named executive officer);

•	Options backdating (covered in a separate policy);

•	Failure to respond to majority-supported shareholder proposals on executive pay topics;

•	Failure to respond to concerns raised in connection with significant opposition to Management Say on Pay proposals.

Moreover, if there is an equity plan proposal on the ballot and the plan is a vehicle for poor pay practices, we may consider voting against the proposal based on past compensation practices.

Restricted Stock

Taft-Hartley Advisory Services supports the use of performance-vesting restricted stock as long as the absolute amount of restricted stock being granted is a reasonable proportion of an executive’s overall compensation. The best way to align the interests of executives with shareholders is through direct stock holdings, coupled with at-risk variable compensation that is tied to explicit and challenging performance benchmarks. Performance-vesting restricted stock both adds to executives direct share holdings and incorporates at-risk features.

To reward performance and not job tenure, restricted stock vesting requirements should be performance-based rather than time lapsing. Such plans should explicitly define the performance criteria for awards to senior executives and may include a variety of corporate performance measures in addition to the use of stock price targets. In addition, executives should be required to hold their vested restricted stock as long as they remain employees of the company.

Executive Holding Periods

Senior level executives should be required to hold a substantial portion of their equity compensation awards, including shares received from option exercises (e.g. 75% of their after-tax stock option proceeds), while they are employed at a company or even into retirement. Equity compensation awards are intended to align management interests with those of shareholders, and allowing executives to sell these shares while they are employees of the company undermines this purpose. Given the large size of a typical annual equity compensation award, holding requirements that are based on a multiple of cash compensation may be inadequate.

Performance-Based Options

Stock options are intended to align the interests of management with those of shareholders. However, stock option grants without performance-based elements can excessively compensate executives for stock increases due solely to a general stock market rise, rather than improved or superior company stock performance. When option grants reach the hundreds of thousands, a relatively small increase in the share price may permit executives to reap millions of dollars without providing material benefits to shareholders.

Taft-Hartley Advisory Services advocates for performance-based awards — such as premium-priced or indexed — which encourage executives to outperform peers, certain indices, or the broader market rather than being rewarded for any minimal rise in the share price, which can occur if there are not empirical performance measures incorporated into the structure of the options. Additionally, it should be noted that performance-accelerated vesting and premium priced options allow fixed plan accounting, whereas performance-vested and indexed options entail certain expensing requirements.

•	Generally vote FOR shareholder proposals that seek to provide for performance-based options such as indexed and/or premium priced options.

Options Backdating

Options backdating has serious implications and has resulted in financial restatements, delisting of companies, and/or the termination of executives or directors. When options backdating has taken place, Taft-Hartley Advisory Services may recommend voting AGAINST or WITHHOLDING from the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. We will adopt a CASE-BY-CASE approach to the options backdating issue to differentiate companies that had sloppy administration vs. those that had committed fraud, as well as those companies which have since taken corrective action. Instances in which companies have committed fraud are more disconcerting, and Taft-Hartley Advisory Services will look to them to adopt formal policies to ensure that such practices will not reoccur in the future.

In recommending votes against or withhold votes from the compensation committee members who oversaw the questionable options grant practices or from current compensation committee members who fail to respond to the issue proactively, Taft-Hartley Advisory Services will consider several factors, including, but not limited to, the following:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

•	Duration of options backdating;

•	Size of restatement due to options backdating;

•	Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

•	Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Pension Plan Income Accounting

•	Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Shareholder Proposals to Limit Executive and Director Pay

•	Generally vote FOR shareholder proposals that seek additional disclosure of executive and director pay information;

•	Generally vote FOR shareholder proposals that seek to eliminate outside directors’ retirement benefits;

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Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

Advisory Vote on Executive Compensation (Say-on-Pay) Shareholder Proposals

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Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Advisory Vote on Executive Compensation (Say-on-Pay) Management Proposals

•	Vote CASE-BY-CASE on management proposals for an advisory vote on executive compensation, considering the following factors:

•	Evaluation of performance metrics in short-term and long-term plans, considering i) the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards; ii) whether the metrics are disclosed; iii) whether the company explains their alignment with the company’s business strategy; and iv) whether the goals appear to be sufficiently challenging in relation to resulting payouts.

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Evaluation of peer group benchmarking used to set target pay or award opportunities, including i) the rationale stated by the company for constituents in its pay benchmarking peer group; and ii) as the benchmark targets it uses to set or validate executives’ pay.

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Balance of performance-based versus non-performance-based pay, considering i) the ratio of performance-based versus non-performance-based CEO pay elements; ii) presence of concerns about other compensation factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.

•	Prescence of problematic pay practices (see Problematic Compensation Practices above)

•	Poor compensation disclosure practices.

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Vote AGAINST management say on pay proposals where there is a misalignment between CEO pay and company performance, the company maintains problematic pay practices, the board exhibits poor communication and responsiveness to shareholders or if the board has failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

Compensation Consultants — Disclosure of Board or Company’s Utilization

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Generally vote FOR shareholder proposals seeking disclosure regarding the Company, Board, or Compensation Committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Golden and Tin Parachutes

Golden parachutes are designed to protect the employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum payout triggered by a change-in-control at usually two to three times their current base salary. Increasingly, companies that have golden parachute agreements for senior level executives are extending coverage for all their employees via “tin” parachutes. The SEC requires disclosure of all golden parachute arrangements in the proxy statement, while disclosure of tin parachutes in company filings is not required at this time.

•	Vote FOR shareholder proposals to all have golden parachute agreements submitted for shareholder ratification;

•	Generally vote AGAINST all proposals to ratify golden parachutes;

•	Vote on tin parachutes on a CASE-BY-CASE basis.

Executive Perks and Retirement/Death Benefits

Taft-Hartley Advisory Services supports enhanced disclosure and shareholder oversight of executive benefits and other in-kind retirement perquisites. For example, compensation devices like executive pensions (SERPs), deferred compensation plans, below-market-rate loans or guaranteed post-retirement consulting fees can amount to significant liabilities to shareholders and it is often difficult for investors to find adequate disclosure of their full terms. Taft-Hartley Advisory Services opposes any perquisite or benefit to executives that exceeds what is generally offered to other company employees. From a shareholder prospective, the cost of these executive entitlements would be better allocated to performance-based forms of executive compensation during their term in office.

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Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

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Generally vote FOR shareholder proposals calling companies to adopt a policy of discontinuing or obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.

Employee Stock Ownership Plans (ESOPs)

An Employee Stock Ownership Plan (ESOP) is an employee benefit plan that makes the employees of a company also owners of stock in that company. Recent academic research of the performance of ESOPs in closely held companies found that ESOPs appear to increase overall sales, employment, and sales per employee over what would have been expected absent an ESOP. Studies have also found that companies with an ESOP are also more likely to still be in business several years later, and are more likely to have other retirement oriented benefit plans than comparable non-ESOP companies.

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Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs except in cases when the number of shares allocated to the ESOP is deemed excessive (i.e. generally greater than five percent of outstanding shares).

OBRA-Related Compensation Proposals

•	Vote FOR amendments that place a cap on annual grants or amend administrative features;

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Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants that any one participant may receive in order to comply with the provisions of Section 162(m) of OBRA.

Amendments to Add Performance-Based Goals

Section 162(m) of the IRS Code Section limits the deductibility of compensation in excess of $1 million to a named executive officer unless certain prescribed actions are taken including shareholder approval and the establishment of performance goals.

•	Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA, unless they are inappropriate.

Amendments to Increase Shares and Retain Tax Deductions Under OBRA

Amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

Approval of Cash or Cash-and-Stock Bonus Plans

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Generally vote AGAINST cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA if the plan provides for awards to individual participants in excess of $2 million a year;

•	Vote AGAINST plans that are deemed to be excessive because they are not justified by performance measures;

•	Vote AGAINST plans if the compensation committee does not fully consist of independent outsiders, as defined by Taft-Hartley Advisory Services’ definition of director independence.

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AUDITORS

Auditors play an integral role in certifying the integrity and reliability of corporate financial statements on which investors rely to gauge the financial well being of a company and the viability of an investment. The well-documented auditor-facilitated bankruptcies and scandals at several large public companies in recent years underscore the catastrophic consequences that investors can suffer when the audit process breaks down.

Auditor Independence

The recent wave of accounting scandals at companies illuminate the need to ensure auditor independence in the face of selling consulting services to audit clients. At the large four accounting firms, revenues from non-audit services grew from 13% of total revenues in 1981 to half of total revenue in 2000. A study of over 1,200 US companies in the S&P 500, Mid Cap, and Small Cap indices found that 72% of fees paid to auditors in 2002 were for non-audit services, exactly the same level as 2001. We believe that this ratio should be reversed and that non-audit fees should make up no more than one-quarter of all fees paid to the auditor so as to properly discourage even the appearance of any undue influence upon an auditor’s objectivity.

Under SEC rules, disclosed categories of professional fees paid for audit and non-audit services are as follows: (1) Audit Fees, (2) Audit-Related Fees, (3) Tax Fees, and (4) All Other Fees. Under the revised reporting requirements, a company will also be required to describe — in qualitative terms — the types of services provided under the three categories other than Audit Fees. The following fee categories are defined as: A) tax compliance or preparation fees are excluded from our calculations of non-audit fees; and B) fees for consulting services for tax-avoidance strategies and tax shelters will be included in “other fees” and will be considered non-audit fees if the proxy disclosure does not indicate the nature of the tax services. In circumstances where “Other” fees include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergence, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit/audit-related fees/tax compliance and preparation for purposes of determining whether non-audit fees are excessive.

As auditors are the backbone upon which a company’s financial health is measured, auditor independence is absolutely essential for rendering objective opinions upon which investors then rely. When an auditor is paid excessive consulting fees in addition to fees paid for auditing, the company-auditor relationship is left open to conflicts of interest.

Auditor Ratification

The ratification of auditors is an important component of good governance. In light of the Sarbanes-Oxley Act of 2002 and increased shareholder scrutiny, some companies are opting to take auditor ratification off the ballot. Neglecting to include the ratification of auditors on the proxy takes away the fundamental shareholder tight to ratify the company’s choice of auditor. Whereas shareholder ratification of auditors was once considered routine by many shareowners, the subsequent accounting scandals have caused shareholders to be more vigilant about the integrity of the auditors certifying their companies’ financial statements. It is now viewed as best practice for companies to place the item on ballot.

Although U.S. companies are not legally required to allow shareholders to ratify their appointment of independent auditors, roughly 60% of S&P 500 companies allow for shareholder ratification of their auditors. Submission of the audit firm for approval at the annual meeting on an annual basis gives shareholders the means to weigh in on their satisfaction (or lack thereof) on the auditor’s independent execution of their duties.

Taft-Hartley Advisory Services firmly believes mandatory auditor ratification is in line with sound and transparent corporate governance and remains an important mechanism to ensure the integrity of the auditor’s work. In the absence of legislation mandating shareholder ratification of auditors, the failure by a company to present its selection of auditors for shareholder ratification should be discouraged as it undermines good governance and disenfranchises shareholders.

Proposals to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor, as well as whether the ratification of auditors has been put up for shareholder vote.

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Vote FOR proposals to ratify auditors when the amount of audit fees is equal to or greater than three times (75 percent) the amount paid for consulting, unless: i) An auditor has a financial interest in or association with the company, and is therefore not independent; or ii) There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

•	Vote AGAINST proposals to ratify auditors when the amount of non-audit consulting fees exceeds a quarter of all fees paid to the auditor;

•	Generally support shareholder proposals seeking to limit companies from buying consulting services from their auditor.

Auditor Rotation

Long-term relationships between auditors and their clients can impede auditor independence, objectivity and professional skepticism. Such long-standing relationships foster an undesirable coziness between audit firms and their clients, which can cause the auditors to lose their independence and become less questioning especially where lucrative contracts for the provision of non-audit consulting services are involved. Mandatory auditor rotation is a widely supported safeguard against improper audits and is viewed by many as an effective mechanism for mitigating the potential risks borne by long-term auditor-client relationships.

Proponents of compulsory audit firm rotation contend that rotation policies promote objectivity and independence among auditors and minimize the scope of vested interests developing in the audit. Opponents of audit firm rotation argue that regular re-tendering is a costly practice, likely to reduce audit quality and increase the risk of audit failure in the early years due to the time required to gain cumulative knowledge of an often complex and geographically diverse business. A solution around this apparent negative effect of mandatory rotation is to keep a longer rotation period.

Taft-Hartley Advisory Services recommends that companies not maintain the same audit firm in excess of seven years, and will consider voting against auditors if their tenure at a company exceeds seven years. A revolving seven-year rotation period allows the auditor to develop cumulative knowledge of a company’s business and the effect of changes in the business along with the corresponding changes in its risks, thereby enhancing the quality of the audit and trammeling potential loss of auditor objectivity and independence. Many institutional investors argue that the increased costs associated with compulsory auditor rotation are a lesser evil vis-à-vis the larger evil of the costs to shareholders when the objectionable coziness between clients and long-standing auditors leads to gross erosion of shareholder value.

•	Generally support shareholder proposals to ensure auditor independence through measures such as mandatory auditor rotation (no less than every seven years).

Auditor Indemnification and Limitation of Liability

Indemnification clauses allow auditors to avoid liability for potential damages, including punitive damages. Eliminating concerns about being sued for carelessness could lead to; 1) potential impairment of external auditor independence and impartiality by contractual clauses limiting their liability; and 2) a decrease the quality and reliability of the audit given the lack of consequence for an inadequate audit.

Given the substantial settlements against auditors in recent years for poor audit practices and the cost of such insurance to the company and its shareholders, there are legitimate concerns over the broader use of indemnification clauses. Such agreements may weaken the objectivity, impartiality and performance of audit firms. Taft-Hartley Advisory Services believes it is important for shareholders to understand the full risks and implications of these agreements and determine what impact they could have on shareholder value. At the present time, however, due to poor disclosure in this area, it is difficult to identify the existence and extent of limited liability provisions and auditor agreements, and investors lack the information needed to make informed decisions regarding these agreements.

Without uniform disclosure, it is difficult to consistently apply policy and make informed vote recommendations. As such, Taft-Hartley Advisory Services reviews the use of indemnification clauses and limited liability provisions in auditor agreements on a case-by-case basis, when disclosure is present.

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Vote AGAINST or WITHHOLD from Audit Committee members if there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Disclosures Under Section 404 of Sarbanes-Oxley Act

Section 404 of the Sarbanes-Oxley Act requires that companies document and assess the effectiveness of their internal financial controls. Beginning in 2005, most public companies must obtain annual attestation of the effectiveness of their internal controls over financial reporting from their outside auditors. Companies with significant material weaknesses identified in the Section 404 disclosures potentially have ineffective internal financial reporting controls, which may lead to inaccurate financial statements, hampering shareholders’ ability to make informed investment decisions, and may lead to destruction of public confidence and shareholder value. The Audit Committee is ultimately responsible for the integrity and reliability of the company’s financial information and its system of internal controls.

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Vote AGAINST or WITHHOLD votes from Audit Committee members under certain circumstances when a material weakness rises to a level of serious concern, if there are chronic internal control issues, or if there is an absence of established effective control mechanisms;

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Vote AGAINST management proposals to ratify auditors if there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

Adverse Opinions

An Adverse Opinion on the company’s financial statements is issued when the auditor determines that the financial statements are materially misstated and, when considered as a whole, do not conform to GAAP. It essentially states that the information contained is materially incorrect, unreliable, and inaccurate in order to assess the company’s financial position and results of operations.

Adverse opinions on companies’ financial statements are generally very rare because they essentially state that a significant portion of the financial statements are unreliable and the auditor had no choice but to issue an adverse opinion after a long process of seeking resolution with the company subjected to the audit.

•	Vote AGAINST or WITHHOLD votes from Audit Committee members if the company receives an Adverse Opinion on the company’s financial statements from its auditors.

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TAKEOVER DEFENSES

Poison Pills

Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. When triggered, poison pills generally allow shareholders to purchase shares from, or sell shares back to, the target company (“flip-in-pill”) and/or the potential acquirer (“flip-out-pill”) at a price far out of line with fair market value.

Depending on the type of pill, the triggering event can either transfer wealth from the target company or dilute the equity holdings of current shareholders. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids. Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

In evaluating management proposals on poison pills, Taft-Hartley Advisory Services consider the company’s rationale for adopting the pill and its existing governance structure in determining whether or not the pill appropriately serves in shareholders’ best interests. The rationale for adopting the pill should be thoroughly explained by the company. Additionally, we examine the company’s existing governance structure including: board independence, existing takeover defenses, or any problematic governance concerns.

•	Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification;

•	Review on a CASE-BY-CASE basis shareholder proposals to redeem a company’s poison pill;

•	Review on a CASE-BY-CASE basis management proposals to ratify a poison pill;

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Vote AGAINST or WITHHOLD from any board where a dead-hand poison pill provision is in place. From a shareholder perspective, there is no justification for a dead-hand provision. Directors of companies with these lethal protective devices should be held fully accountable.

Net operating losses (NOL) pills, which are used to preserve a tax benefit (as opposed to traditional poison pills which are used as a takeover defense), typically have low triggers that some shareholders have difficulty supporting. This lack of support may have the effect of discouraging issuers from seeking shareholder approval for such pills. In assessing NOL pills, we take into account the unique purpose and features of NOL pills to enable shareholders make informed decisions when presented with proposals to adopt such pills, and to encourage issuers to submit such pills to a shareholder vote.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors are considered on a CASE-BY-CASE following basis:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

•	The value of the NOLs;

•	The term;

•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

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The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Greenmail

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of shares, the practice discriminates against most shareholders. This transferred cash, absent the greenmail payment, could be put to much better use for reinvestment in the company, payment of dividends, or to fund a public share repurchase program.

•	Vote FOR proposals to adopt an anti-greenmail provision in their charter or bylaws that would thereby restrict a company’s ability to make greenmail payments to certain shareholders;

•	Review on a CASE-BY-CASE basis all anti-greenmail proposals when they are presented as bundled items with other charter or bylaw amendments.

Shareholder Ability to Remove Directors

Shareholder ability to remove directors, with or without cause, is either prescribed by a state’s business corporation law, individual company’s articles of incorporation, or its corporate bylaws. Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause, thus ensuring that directors would retain their directorship for their full-term unless found guilty of self-dealing. By requiring cause to be demonstrated through due process, management insulates the directors from removal even if a director has been performing poorly, not attending meetings, or not acting in the best interests of shareholders.

•	Vote AGAINST proposals that provide that directors may be removed only for cause;

•	Vote FOR proposals which seek to restore the authority of shareholders to remove directors with or without cause;

•	Vote AGAINST proposals that provide only continuing directors may elect replacements to fill board vacancies;

•	Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Shareholder Ability to Alter the Size of the Board

Proposals that would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense. Proposals to fix the size of the board at a specific number can prevent management from increasing the board size without shareholder approval when facing a proxy context. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the size of the board as a strategy to oust independent directors. Fixing board size also prevents management from increasing the number of directors in order to dilute the effects of cumulative voting.

•	Vote FOR proposals that seek to fix the size of the board within an acceptable range;

•	Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

SHAREHOLDER RIGHTS

Confidential Voting

The confidential ballot ensures that voters are not subject to real or perceived coercion. In an open voting system, management can determine who has voted against its nominees or proposals before a final vote count. As a result, shareholders can be pressured to vote with management at companies with which they maintain or would like to establish a business relationship.

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Vote FOR shareholder proposals that request corporations to adopt confidential voting, the use of independent tabulators, and the use of independent inspectors for an election as long as the proposals include clauses for proxy contests. In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived;

•	Vote FOR management proposals to adopt confidential voting procedures.

Shareholder Ability to Call Special Meetings

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. Sometimes this right applies only if a shareholder or a group of shareholders own a specified percentage of shares, with ten percent being the most common. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings;

•	Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management;

•	Vote AGAINST provisions that would require advance notice of more than sixty days.

Shareholder Ability to Act by Written Consent

Consent solicitations allow shareholders to vote on and respond to shareholder and management proposals by mail without having to act at a physical meeting. A consent card is sent by mail for shareholder approval and only requires a signature for action. Some corporate bylaws require supermajority votes for consents, while at others standard annual meeting rules apply. Shareholders may lose the ability to remove directors, initiate a shareholder resolution, or respond to a beneficial offer without having to wait for the next scheduled meeting if they are unable to act at a special meeting of their own calling.

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent;

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

Unequal Voting Rights

Incumbent managers are able to use unequal voting rights through the creation of a separate class of shares that has superior voting rights to the common shares of regular shareholders. This separate class of shares with disproportionate voting power allows management to concentrate its power and insulate itself from the wishes of the majority of shareholders. Dual class exchange offers involve a transfer of voting rights from one group of shareholders to another group of shareholders typically through the payment of a preferential dividend. A dual class recapitalization plan also establishes two classes of common stock with unequal voting rights, but initially involves an equal distribution of preferential and inferior voting shares to current shareholders.

•	Vote FOR resolutions that seek to maintain or convert to a one-share-one-vote capital structure;

•	Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

Supermajority shareholder vote requirements for charter or bylaw amendments are often the result of “lock-in” votes, which are the votes required to repeal new provisions to the corporate charter. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

The general lack of credit availability for financially distressed companies has resulted in “rescue” or highly dilutive stock and warrant issuances, which often comprise a majority of the company’s voting stock upon conversion. When an investor takes control of the company through the conversion of securities, the new owners often seek statutory amendments, such as adopting written consent, or allowing 50 percent shareholders to call a special meeting, that allow effective control over the company with little or no input from minority shareholders.

In such cases, the existing supermajority vote requirements would serve to protect minority shareholders’ interests. The reduction in the vote requirements, when coupled with low quorum requirements (in Nevada and other states) could shift the balance in power away from small shareholders while overly empowering large shareholders.

•	Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments;

•	Vote AGAINST management proposals seeking to lower supermajority shareholder vote requirements when they accompany management sponsored proposals to also change certain charter or bylaw amendments;

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Vote FOR management or shareholder proposals to reduce supermajority vote requirements for charter and bylaw amendments. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account i) ownership structure, ii) quorum requirements, and iii) supermajority vote requirements.

Supermajority Shareholder Vote Requirement to Approve Mergers

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may entrench managers by blocking actions that are in the best interests of shareholders.

•	Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations;

•	Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Reimbursing Proxy Solicitation Expenses

•	Generally support shareholder proposals to reimburse for proxy solicitation expenses;

•	When voting in conjunction with support of a dissident slate, always support the reimbursement of all appropriate proxy solicitation expenses associated with the election;

•	Generally support requests seeking to reimburse a shareholder proponent for all reasonable campaign expenditures for a proposal approved by the majority of shareholders.

Bundled Proposals

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Vote CASE-BY-CASE on bundled or conditional proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote AGAINST the proposals. If the combined effect is positive, support such proposals.

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MERGERS & ACQUISITIONS/CORPORATE RESTRUCTURINGS

A number of academic and industry studies in recent years have estimated that nearly three quarters of all corporate acquisitions fail to create economically meaningful shareholder value. These studies have also demonstrated that the larger the deal the greater the risk in realizing long-term value for shareholders of the acquiring firm. These risks include integration challenges, over-estimation of expected synergies, incompatible corporate cultures and poor succession planning. Indeed, some studies have found that smaller deals within specialized industries on average outperform “big bet” larger deals by a statistically significant factor.

In analyzing M&A deals, private placements or other transactional related items on proxy, Taft-Hartley Advisory Services performs a well-rounded analysis that seeks to balance all facets of the deal to ascertain whether the proposed acquisition is truly going to generate long-term value for shareholders and enhance the prospects of the ongoing corporation.

Votes on mergers and acquisitions are always considered on a CASE-BY-CASE basis, taking into account the following factors:

•	Impact of the merger on shareholder value;

•	Perspective of ownership (target vs. acquirer) in the deal;

•	Form and mix of payment (i.e. stock, cash, debt, etc.);

•	Fundamental value drivers behind the deal;

•	Anticipated financial and operating benefits realizable through combined synergies;

•	Offer price (cost vs. premium);

•	Change-in-control payments to executive officers;

•	Financial viability of the combined companies as a single entity;

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Was the deal put together in good faith? What kind of auction setting took place? Were negotiations carried out at arm’s length? Was any portion of the process tainted by possible conflicts of interest?;

•	Fairness opinion (or lack thereof);

•	Changes in corporate governance and their impact on shareholder rights;

•	What are the potential legal or environmental liability risks associated with the target firm?;

•	Impact on community stakeholders and employees in both workforces;

•	How will the merger adversely affect employee benefits like pensions and health care?

Fair Price Provisions

Fair price provisions were originally designed to specifically defend against the most coercive of takeover devises- the two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target’s remaining shares will be purchased with cash, cash and securities, or only securities. Since the payment offered for the remaining stock is, by design, less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize the value of their shares. Standard fair price provisions require that in the absence of board or shareholder approval of the acquisition the bidder must pay the remaining shareholders the same price for their shares that brought control.

•	Vote FOR fair price proposals as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares;

•	Vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

Corporate Restructuring

•	Votes concerning corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales, are considered on a CASE-BY-CASE basis.

Appraisal Rights

Rights of appraisal provide shareholders who do not approve of the terms of certain corporate transactions the right to demand a judicial review in order to determine the fair value for their shares. The right of appraisal applies to mergers, sale of corporate assets, and charter amendments that may have a materially adverse effect on the rights of dissenting shareholders.

•	Vote FOR proposals to restore or provide shareholders with the right of appraisal.

Spin-offs

•	Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

Asset Sales

•	Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

Liquidations

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Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

Going Private Transactions (LBOs, Minority Squeezeouts)

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Vote on a CASE-BY-CASE basis on going private transactions, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and non-completion risk.

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Vote CASE-BY-CASE on “going dark” transactions, determining whether the transaction enhances shareholder value by taking into consideration whether the company has attained benefits from being publicly-traded (examination of trading volume, liquidity, and market research of the stock), cash-out value, whether the interests of continuing and cashed-out shareholders are balanced, and market reaction to public announcement of transaction.

Changing Corporate Name

•	Vote FOR changing the corporate name in all instances if proposed and supported by management and the board.

Plans of Reorganization (Bankruptcy)

The recent financial crisis has placed Chapter 11 bankruptcy reorganizations as a potential alternative for distressed companies. While the number of bankruptcies has risen over the past year as evidenced by many firms, including General Motors and Lehman Brothers, the prevalence of these reorganizations can vary year over year due to, among other things, market conditions and a company’s ability to sustain its operations. Additionally, the amount of time that lapses between a particular company’s entrance into Chapter 11 and its submission of a plan of reorganization varies significantly depending on the complexity, timing, and jurisdiction of the particular case. These plans are often put to a vote of shareholders (in addition to other interested parties), as required by the Bankruptcy Code.

•	Vote CASE-BY-CASE basis on proposals to common shareholders on bankruptcy plans of reorganization, considering the following factors including, but not limited to:

•	Estimated value and financial prospects of the reorganized company;

•	Percentage ownership of current shareholders in the reorganized company;

•	Whether shareholders are adequately represented in the reorganization process (particularly through the existence of an Official Equity Committee);

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The cause(s) of the bankruptcy filing, and the extent to which the plan of reorganization addresses the cause(s); Existence of a superior alternative to the plan of reorganization; and Governance of the reorganized company.

CAPITAL STRUCTURE

The management of a corporation’s capital structure involves a number of important issues including dividend policy, types of assets, opportunities for growth, ability to finance new projects internally, and the cost of obtaining additional capital. Many financing decisions have a significant impact on shareholder value, particularly when they involve the issuance of additional common stock, preferred stock, or debt.

Common Stock Authorization

State statutes and stock exchanges require shareholder approval for increases in the number of common shares. Corporations increase their supply of common stock for a variety of ordinary business purposes: raising new capital, funding stock compensation programs, business acquisitions, implementation of stock splits, or payment of stock dividends.

Clear justification should accompany all management requests for shareholders approval of increases in authorized common stock. We support increases in authorized common stock to fund stock splits that are in shareholders’ interests. Consideration will be made on a case-by-case basis on proposals when the company intends to use the additional stock to implement a poison pill or other takeover defense. The amount of additional stock requested in comparison to the requests of the company’s peers as well as the company’s articulated reason for the increase must be evaluated.

•	Vote on a CASE-BY-CASE basis proposals to increase the number of shares of common stock authorized for issue. The following factors will be considered:

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Past Board Performance: i) the company’s use of authorized shares during the last three years; ii) one- and three-year total shareholder return; and practices iii) the board’s governance structure and practices including existing takeover defenses and presence of egregious equity compensation practices;

•	The Current Request: i) specific reasons/rationale for the proposed increase; ii) the dilutive impact of the request; and iii) risks to shareholders of not approving the request.

•	Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights;

•	Vote AGAINST proposed common stock authorizations that increase the existing authorization by more than fifty percent unless a clear need for the excess shares is presented by the company.

Reverse Stock Splits

Reverse splits exchange multiple shares for a lesser amount to increase share price. Increasing share price is sometimes necessary to restore a company’s share price to a level that will allow it to be traded on the national stock exchanges. In addition, some brokerage houses have a policy of not monitoring or investing in very low priced shares. Reverse stock splits can help maintain stock liquidity.

Management proposals to implement a reverse stock split will be reviewed on a CASE-BY-CASE basis, taking into account whether there is a corresponding proportional decrease in authorized shares. Generally support a reverse stock split if management provides a reasonable justification for the split and reduces authorized shares accordingly. Without a corresponding decrease, a reverse stock split is effectively an increase in authorized shares by reducing the number of shares outstanding while leaving the number of authorized shares to be issued at the pre-split level.

Blank Check Preferred Authorization

Preferred stock is an equity security which has certain features similar to debt instruments- such as fixed dividend payments and seniority of claims to common stock — and usually carries little to no voting rights. The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion with voting, conversion, distribution, and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes but can also be used as a device to thwart hostile takeovers without shareholder approval.

•	Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense);

•	Vote FOR requests to require shareholder approval for blank check authorizations;

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Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable;

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Vote AGAINST proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend, distribution, and other rights (“blank check” preferred stock);

•	Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Adjust Par Value of Common Stock

Stock that has a fixed per share value that is on its certificate is called par value stock. The purpose of par value stock is to establish the maximum responsibility of a stockholder in the event that a corporation becomes insolvent. Proposals to reduce par value come from certain state level requirements for regulatory industries such as banks and other legal requirements relating to the payment of dividends.

•	Vote FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Preemptive rights permit shareholders to share proportionately in any new issues of stock of the same class. These rights guarantee existing shareholders the first opportunity to purchase shares of new issues of stock in the same class as their own and in the same proportion. The absence of these rights could cause stockholders’ interest in a company to be reduced by the sale of additional shares without their knowledge and at prices unfavorable to them. Preemptive rights, however, can make it difficult for corporations to issue large blocks of stock for general corporate purposes. Both corporations and shareholders benefit when corporations are able to arrange issues without preemptive rights that do not result in a substantial transfer of control.

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Review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

Debt Restructuring

We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. The following factors are considered:

•	Dilution — How much will the ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company? Are board and committee seats guaranteed? Do standstill provisions and voting agreements exist?

•	Financial Issues — company’s financial situation, degree of need for capital, use of proceeds, and effect of the financing on the company’s cost of capital

•	Terms of the offer — discount/premium in purchase price to investor including any fairness opinion,

•	termination penalties and exit strategy

•	Conflict of interest — arm’s length transactions and managerial incentives

•	Management’s efforts to pursue other alternatives

Vote on a CASE-BY-CASE basis proposals regarding debt restructurings.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

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STATE OF INCORPORATION

Voting on State Takeover Statutes

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions). We generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Taft-Hartley Advisory Services is less supportive of takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

Reincorporations Proposals

Management or shareholder proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns including the following:

•	Reasons for reincorporation;

•	Comparison of company’s governance practices and provisions prior to and following the reincorporation; and

•	Comparison of corporation laws of original state and destination state

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Offshore Reincorporations and Tax Havens

For a company that seeks to reincorporate, Taft-Hartley Advisory Services evaluates the merits of the move on a CASE-BY-CASE basis, taking into consideration the company’s strategic rationale for the move, the potential economic ramifications, potential tax benefits, and any corporate governance changes that may impact shareholders. Taft-Hartley Advisory Services believes there are a number of concerns associated with a company looking to reincorporate from the United States to offshore locales such as Bermuda, the Cayman Islands or Panama. The trend of U.S. companies seeking to move offshore appears to be on the rise, and shareholders are just beginning to understand the web of complexities surrounding the legal, tax, and governance implications involved in such a transaction.

When reviewing a proposed offshore move, the following factors are considered:

•	Legal recourse for U.S. stockholders of the new company and the enforcement of legal judgments against the company under the U.S. securities laws;

•	The transparency (or lack thereof) of the new locale’s legal system;

•	Adoption of any shareholder-unfriendly corporate law provisions;

•	Actual, quantifiable tax benefits associated with foreign incorporation;

•	Potential for accounting manipulations and/or discrepancies;

•	Any pending U.S. legislation concerning offshore companies;

•	Prospects of reputational harm and potential damage to brand name via increased media coverage concerning corporate expatriation.

Furthermore, generally support shareholder requests calling for “expatriate” companies that are domiciled abroad yet predominantly owned and operated in America to re-domesticate back to a U.S. state jurisdiction.

CORPORATE RESPONSIBILITY & ACCOUNTABILITY

Social, Environmental and Sustainability Issues

Taft-Hartley Advisory Services generally supports social, workforce, and environmental shareholder-sponsored resolutions if they seek to create responsible corporate citizens while at the same time attempting to enhance long-term shareholder value. We typically support proposals that ask for disclosure reporting of information that is not available outside the company that is not proprietary in nature. Such reporting is particularly most vital when it appears that a company has not adequately addressed shareholder concerns regarding social, workplace, environmental and/or other issues. A determination whether the request is relevant to the company’s core business and in-line with industry practice will be made on a CASE-BY-CASE basis. The proponent of the resolution must make the case that the benefits of additional disclosure outweigh the costs of producing the report.

In determining our vote on social, workplace, environmental, and other related proposals, we specifically analyze the following factors:

•	Whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

•	Percentage of sales, assets, and earnings affected;

•	Degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

•	Whether the issues presented should be dealt with through government or company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in a proposal;

•	Whether the company’s analysis and voting recommendation to shareholders is persuasive;

•	What its industry peers have done in response to the issue;

•	Whether the proposal itself is well framed and reasonable;

•	Whether implementation of the proposal would achieve the objectives sought in the proposal;

•	Whether the subject of the proposal is best left to the discretion of the board.

In general, Taft-Hartley Advisory Services supports proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations from top to bottom. In order to be able to intelligently monitor their investments, shareholders often need information that is best provided by the company in which they have invested on behalf of their end beneficiaries. Qualified requests satisfying the aforementioned criteria usually merit support.

Proposals requesting that the company cease certain actions that the proponent believes are harmful to society or some segment of society will be evaluated on a CASE-BY-CASE basis. Special attention will be made to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request. A high standard will need to be met by proponents requesting specific action like divesture of a business line or operation, legal remuneration, or withdrawal from certain high-risk markets.

I. GENERAL CSR RELATED

Special Policy Review and Shareholder Advisory Committees

These resolutions propose the establishment of special committees of the board to address broad corporate policy and provide forums for ongoing dialogue on issues including, but not limited to: shareholder relations, the environment, occupational health and safety, and executive compensation.

•	Support these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

Operations in Protected or Sensitive Areas

Operating in regions protected or established under national or international categorization guidelines, including wildlife refuges, national forests, and IUCN categorized areas expose companies to increased oversight and the potential for associated risk and controversy. While it is important for a company to have the flexibility to operate in these regions to take advantage of strategic placement or growth, additional disclosure could be an important mitigating factor when addressing increased risk and oversight. Restrictions to the company’s operations, damaging public opinion, and costly litigation resulting from failure to comply with the requirements associated with protected or categorized regions could have a significant impact on shareholder value.

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Generally support shareholder requests for reports outlining potential environmental damage from operations in protected regions, including wildlife refuges, unless the company does not currently have operations or plans to develop operations in these protected regions.

Land Use

Many large retail stores and real estate development firms have received criticism over their policies and processes for acquiring and developing land. Often, in such cases, there are organizations that support as well as those that oppose the proposed development.

Many of these requests brought forth by the respective stakeholders raise serious issues that can have a real impact on short-term shareholder value. However in some cases, additional reporting may be duplicative of existing disclosure or may fail to provide added benefit to shareholders commensurate with the associated cost or burden of providing additional information. Some of the companies targeted with this resolution have been subject to recent litigation and/or significant fines stemming from its land use practices or recent community boycotts.

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Generally support shareholder resolutions that request better disclosure of detailed information on a company’s policies related to land use or development or compliance with local and national laws and zoning requirements.

International Financial Related

The rise of globalization has put increasing importance on the need for US companies to periodically monitor their business operations abroad. As a means to preserve brand integrity and protect against potentially costly litigation and negative public relations, Taft-Hartley Advisory Services generally supports shareholder proposals which call for a report on the company’s core business policies and procedures of its operations outside the United States.

Many of the resolutions which address a company’s international policies can include: impact of Foreign Direct Investment (FDI) in emerging market economies; corporate safeguards against money laundering; terrorist financing; economic de-stabilization concerns; relationships with international financial institutions (IFIs); and product sales/marketing abroad (i.e., tobacco, pharmaceutical drug pricing).

•	Generally support proposals asking for policy clarification and reporting on foreign-related matters that can materially impact the company’s short and long-term bottom line.

Affirm Political Non-Partisanship

Employees should not be put in a position where professional standing and goodwill within the corporation could be jeopardized as a result of political beliefs. Responsible employment practices should protect workers from an environment characterized by political indoctrination or intimidation. Corporations should not devote resources to partisan political activities, nor should they compel their employees to contribute to or support particular causes. Moreover, it is wise for a corporation to maintain a politically neutral stance as to avoid potentially embarrassing conflicts of interests that could negatively impact the company’s brand name with consumers.

•	Generally support proposals affirming political non-partisanship within the company.

Political Contributions Reporting & Disclosure

Changes in legislation that governs corporate political giving have, rather than limiting such contributions, increased the complexity of tracking how much money corporations contribute to the political process and where that money ultimately ends up. A company’s involvement in the political process could impact shareholder value if such activities are not properly overseen and managed.

Shareholders have the right to know about corporate political activities, and management’s knowledge that such information can be made publicly available should encourage a company’s lawful and responsible use of political contributions.

Moreover, it is critical that shareholders understand the internal controls that are in place at a company to adequately manage political contributions. Given the significant reputational and financial risk involved in political giving, shareholders should expect management to have the necessary capabilities to monitor and track all monies distributed toward political groups and causes. These internal controls should be fully consistent with Section 404 requirements of the Sarbanes-Oxley Act of 2002.

While political contributions, lobbying and other corporate political activity can benefit the strategic interests of a company, it is important that accountability mechanisms are in place to ensure that monies disbursed in support of political objectives actually generate identifiable returns on shareholder wealth. Such mechanisms serve to insure against the use of shareholder funds in the furtherance of narrow management agendas.

When analyzing the proposals, special consideration will be made if the target company has been the subject of significant controversy stemming from its contributions or political activities, if the company fails to disclose a policy to shareholders that outlines the process by which the company considers its political contributions, or if the company has recently been involved in significant controversy or litigation related to the company’s political contributions or governmental affairs.

•	Support reporting of political and political action committee (PAC) contributions;

•	Support establishment of corporate political contributions guidelines and internal reporting provisions or controls;

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Vote AGAINST shareholder proposals asking to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders.

Military Sales

Shareholder proposals from church groups and other community organizations ask companies for detailed reports on foreign military sales. These proposals often can be created at reasonable cost to the company and contain no proprietary data. Large companies can supply this information without undue burden and provide shareholders with information affecting corporate performance and decision-making.

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Generally support reports on foreign military sales and economic conversion of facilities and where such reporting will not disclose sensitive information that could impact the company adversely or increase its legal exposure;

•	Generally vote AGAINST proposals asking a company to develop specific military contracting criteria.

Report on Operations in Sensitive Regions or Countries

Over the past decade, a number of public companies — especially within the extractive sector — have withdrawn from geopolitically sensitive regions as a result of being associated with political controversies involving their host countries (i.e. Myanmar, the Sudan, China, Iran, etc.). Oil and natural gas companies, in particular, continue be the largest investors in many countries involved in human rights abuse and terrorist activities. As such, these companies become targets of consumer boycotts, public relations backlash and even governmental intervention.

•	Generally support shareholder proposals to adopt labor standards in connection with involvement in a certain market and other potentially sensitive geopolitical regions;

•	Generally support shareholder proposals seeking a report on operations within a certain market and documentation of costs of continued involvement in a given country or region;

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Generally support requests for establishment of a board committee to review and report on the reputational risks and legal compliance with U.S. sanctions as a result of the company’s continued operations in countries associated with terrorist sponsored activities;

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Consider shareholder proposals to pull out of a certain market on a CASE-BY-CASE basis considering factors such as overall cost, FDI exposure, level of disclosure for investors, magnitude of controversy, and the current business focus of the company.

Recycling Policy

A number of companies have received proposals to step-up their recycling efforts, with the goal of reducing the company’s negative impact on the environment and reducing costs over the long-term.

•	Vote FOR shareholder proposals that ask companies to increase their recycling efforts or to adopt a formal recycling policy.

II. CLIMATE CHANGE ~ GLOBAL WARMING

Shareholder proposals addressing environmental and energy concerns have been plentiful in recent years, and generally seek greater disclosure on an issue or seek to improve a company’s environmental practices in order to protect the world’s natural resources. In addition, some proponents cite the negative financial implications for companies with poor environmental practices, including liabilities associated with site clean-ups and lawsuits, as well as arguments that energy efficient products and clean environmental practices are sustainable business practices that will contribute to long-term shareholder value. Shareholders say the majority of independent atmospheric scientists agree that global warming poses a serious problem to the health and welfare of all countries, citing the findings of the Intergovernmental Panel on Climate Change (IPCC), the world’s most authoritative scientific body on the subject. Shareholder proponents argue that companies can report on their greenhouse gas emissions within a few months at reasonable cost.

Kyoto Compliance

The Kyoto Protocol was officially ratified in November 2004 and requires the reduction of greenhouse gas emissions by signatory countries in an effort to lower the global emissions of six key greenhouse gasses and address concerns over climate change. While some Kyoto signatory markets have not yet released the details of their respective regulations for companies, it is clear that there will be some significant financial impact on corporate issuers, especially those that operate in industries profoundly impacted by greenhouse gas emission constraints or regulation. In order to comply with the anticipated standards, companies will have to consider options such as: capital improvement to their facilities to reduce emissions, the cost of “trading” carbon credits on an open market to offset emission overages, or the expense of fines or restrictions resulting from noncompliance.

•

Taft-Hartley Advisory Services generally supports resolutions requesting that companies outline their preparations to comply with standards established by Kyoto Protocol signatory markets, unless: 1) The company does not maintain operations in Kyoto signatory markets; or 2) The company already evaluates and substantially discloses such information to shareholders; or, 3) Greenhouse gas emissions do not materially impact the company’s core businesses.

Greenhouse Gas Emissions

Scientists generally agree that gases released by chemical reactions including the burning of fossil fuels contribute to a “greenhouse effect” that traps the planet’s heat. Environmentalists claim that the greenhouse gases produced by the industrial age have caused recent weather crises such as heat waves, rainstorms, melting glaciers, rising sea levels and receding coastlines. With notable exceptions, business leaders have described the rise and fall of global temperatures as naturally occurring phenomena and depicted corporate impact on climate change as minimal.

Shareholder proposals asking a company to issue a report to shareholders — at reasonable cost and omitting proprietary information — on greenhouse gas emissions ask that the report include descriptions of efforts within companies to reduce emissions, their financial exposure and potential liability from operations that contribute to global warming, and their direct or indirect efforts to promote the view that global warming is not a threat. Proponents argue that there is scientific proof that the burning of fossil fuels causes global warming, that future legislation may make companies financially liable for their contributions to global warming, and that a report on the company’s role in global warming can be assembled at reasonable cost.

Investment in Renewable Energy

Filers of proposals on renewable energy ask companies to increase their investment in renewable energy sources and to work to develop products that rely more on renewable energy sources. Increased use of renewable energy will reduce the negative environmental impact of energy companies. In addition, as supplies of oil and coal exist in the earth in limited quantities, renewable energy sources represent a competitive, and some would even argue essential, long-term business strategy.

•

Generally support shareholder proposals seeking increased investment in renewable energy sources, taking into account whether the terms of the resolution are realistic or overly restrictive for management to pursue.

•	Generally vote FOR shareholder proposals calling for a company to commit to reducing its greenhouse gas emissions under a reasonable timeline.

Sustainability Reporting and Planning

The concept of sustainability is commonly understood as meeting the needs of the present generation without compromising the ability of future generations to meet their own needs. Indeed, the term sustainability is complex and poses significant challenges for companies on many levels. Many in the investment community have termed this broader responsibility the “triple bottom line,” referring to the triad of performance goals related to economic prosperity, social responsibility and environmental quality. In essence, the concept requires companies to balance the needs and interests of their various stakeholders while operating in a manner that sustains business growth for the long-term, supports local communities and protects the environment and natural capital for future generations.

Reporting and enhanced disclosure addressing sustainable development is important to companies namely because it offers a formal structure for decision making that helps management teams anticipate and address important global trends that can have serious consequences for business and society. Shareholders may request general sustainability reports on a specific location (i.e. drilling in ANWR) or operation (i.e. nuclear facility), often requesting that the company detail the environmental, social, legal and other risks and/or potential liabilities of the specific project in question.

A number of companies have begun to report on sustainability issues using established standards in the marketplace. Such reporting focuses on corporate compliance and measurement regarding key economic, environmental, and social performance indicators. Many best practice companies release annual sustainability reports in conjunction to regular annual statement of operations.

•	Generally support shareholder proposals seeking greater disclosure on the company’s environmental practices, and/or environmental risks and liabilities.

Endorsement of CERES Principles

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. A signee to the CERES Principles would disclose its efforts in such areas through a standardized report submitted to CERES and made available to the public.

Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources. In addition, environmentally responsible companies stand to benefit from good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company’s financial well-being. Roughly thirty public companies have voluntarily adopted these principles.

Taft-Hartley Advisory Services supports proposals that improve a company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

•	Vote FOR requests asking a company to formally adopt the CERES Principles;

•	Vote FOR adoption of reports to shareholders on environmental issues.

III. WORKPLACE PRACTICES  & HUMAN RIGHTS

Equal Employment Opportunity

These proposals generally request that a company establish a policy of reporting to shareholders its progress with equal opportunity and affirmative action programs. The costs of violating federal laws that prohibit discrimination by corporations are high and can affect corporate earnings.

The Equal Opportunities Employment Commission (EEOC) does not release the company’s filings to the public unless it is involved in litigation, and it is difficult to obtain from other sources. Companies need to be very sensitive to minority employment issues as the new evolving work force becomes increasingly diverse. This information can be provided with little cost to the company and does not create an unreasonable burden on management.

•	Vote FOR proposals calling for action on equal employment opportunity and anti-discrimination;

•

Vote FOR legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that affect long-term corporate performance;

•	Vote FOR non-discrimination in salary, wages, and all benefits.

High-Performance Workplace

High-performance workplace practices emphasize employee training, participation, and feedback. The concept of a high-performance workplace has been endorsed by the U.S. Department of Labor and refers to a workplace that is designed to provide workers with the information, skills, incentives, and responsibility to make decisions essential for innovation, quality improvement and rapid response to changes in the marketplace. These standards embrace a “what is good for the worker is good for the company” philosophy. Studies have shown that improvement in human resources practices is associated with increases in total return to shareholders. High-performance workplace standards proposals can include linking compensation to social measures such as employee training, morale and safety, environmental performance and workplace lawsuits.

•	Generally support proposals that incorporate high-performance workplace standards.

Non-Discrimination in Retirement Benefits

A cash balance plan is a defined benefit plan that treats an earned retirement benefit as if it were a credit from a defined contribution plan, but which provides a stated benefit at the end of its term. Because employer contributions to these plans are credited evenly over the life of a plan and not based on a seniority formula, they may reduce payouts to long-term employees who are currently vested in plans.

Cash-balance pension conversions have undergone significant congressional and federal agency scrutiny in the wake of high-profile EEOC complaints on age discrimination and employee anger at several large blue-chip companies. While significant policy reform is unlikely in the short-term, business interests are worried enough that the National Association of Manufacturers and other pro-business lobbies have formed a coalition on Capitol Hill to preserve the essential features of the plans and to overturn a recent IRS ruling.

Driving the push behind conversions from traditional pension plans to cash-balance plans are the substantial savings that companies generate in the process. Critics point out that this savings is gained at the expense of the most senior employees. Shareholder resolutions call on corporate boards to establish a committee of outside directors to prepare a report to shareholders on the potential impact of pension-related proposals now being considered by national policymakers in reaction to the controversy spawned by the plans.

•	Support proposals calling for a non-discrimination policy with regard to retirement benefits and pension management at a company.

Fair Lending Reporting and Compliance

These resolutions call for financial institutions to comply with fair lending laws and statutes while avoiding predatory practices in their sub-prime lending. These predatory practices include: lending to borrowers with inadequate income, who will then default; not reporting on payment performances of borrowers to credit agencies; implying that credit life insurance is necessary to obtain the loan (packing); unnecessarily high fees;

refinancing with high additional fees rather than working out a loan that is in arrears (flipping); and high pre-payment fees.

•	Support proposals calling for full compliance with fair-lending laws;

•	Support reporting on overall lending policies and data.

MacBride Principles

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. The principles were established to address the sectarian hiring problems between Protestants and Catholics in Northern Ireland. It is well documented that Northern Ireland’s Catholic community faces much higher unemployment figures than the Protestant community. In response to this problem, the U.K. government instituted the New Fair Employment Act of 1989 (and subsequent amendments) to address the sectarian hiring problems.

Many companies believe that the Act adequately addresses the problems and that further action, including adoption of the MacBride Principles, only duplicates the efforts already underway. In evaluating a proposal to adopt the MacBride Principles, shareholders must decide whether the principles will cause companies to divest, and therefore worsen the unemployment problem, or whether the principles will promote equal hiring practices. Proponents believe that the Fair Employment Act does not sufficiently address the sectarian hiring problems. They argue that the MacBride Principles will stabilize the situation and promote further investment.

•	Support the MacBride Principles for operations in Northern Ireland that request companies to abide by equal employment opportunity policies.

Contract Supplier Standards

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health, and other basic labor protections.

We generally support proposals that:

•

Seek publication of a “Worker Code of Conduct” to be implemented by the company’s foreign suppliers and licensees, requiring they satisfy all applicable labor standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, right to collectively bargain, and other rights;

•	Request a report summarizing the company’s current practices for enforcement of its Worker Code of Conduct;

•	Establishes independent monitoring mechanism in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Worker Code of Conduct;

•	Create incentives to encourage suppliers to raise standards rather than terminate contracts;

•	Implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees;

•	Request public disclosure of contract supplier reviews on a regular basis;

•

Adopt labor standards for foreign and domestic suppliers to ensure that the company will not do business with foreign suppliers that manufacture products for sale in the U.S. using forced or child labor, or that fail to comply with applicable laws protecting employees’ wages and working conditions.

Corporate Conduct and Labor Code of Conduct

Taft-Hartley Advisory Services generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the “Declaration on Fundamental Principles and Rights At Work,” ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) right to organize and bargain collectively; ii) non-discrimination in employment; iii) abolition of forced labor; and iv) end of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities.

•

Support the principles and codes of conduct relating to company investment and/or operations in countries with patterns of human rights abuses or pertaining to geographic regions experiencing political turmoil (Northern Ireland, Columbia, Burma, former Soviet Union, and China);

•	Support the implementation and reporting on ILO codes of conduct;

•	Support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

IV CONSUMER HEALTH & PUBLIC SAFETY

Phase-out or Label Products Containing Genetically Engineered Ingredients

Shareholder activists request companies engaged in the development of genetically modified agricultural products (GMOs) to adopt a policy of not marketing or distributing such products until long term safety testing demonstrates that they are not harmful to humans, animals or the environment. Until further long term testing demonstrates that these products are not harmful, companies in the restaurant, prepared foods and packaging industries are being asked to remove genetically altered ingredients from products they manufacture, distribute or sell, and label such products in the interim. Shareholders are asking supermarket companies to do the same for their own private label brands.

•	Vote FOR shareholder proposals to label products that contain genetically engineered products;

•	Generally vote AGAINST proposals calling for a full phase out of product lines containing GMO ingredients.

Tobacco-Related Proposals

Shareholders file resolutions annually asking that companies with ties to the tobacco industry account for their marketing and distribution strategies, particularly as they impact smoking by young people. While the specific resolutions for shareholder proponents vary from year to year, activist shareholders consistently make the tobacco industry one of their most prominent targets. Examples of tobacco proposals include: attempting to link executive compensation with teen smoking rates; the placement of company tobacco products in retail outlets; the impact of second hand smoke; and a review of advertising campaigns and their impact on children and minority groups.

•	Vote FOR shareholder proposals seeking to limit the sale of tobacco products to minors;

•	Generally vote AGAINST proposals calling for a full phase out of tobacco related product lines.

Toxic Emissions

Shareholder proposals asking companies to take steps to minimize their emissions of toxic chemicals or release of toxic waster into the environment can vary greatly. Some focus on reporting on the impact of these chemicals on the communities in which the company operates. Still others ask for a review of the company’s efforts to minimize pollution.

•	Vote FOR shareholder proposals calling on the company to establish a plan reduce toxic emissions.

Toxic Chemicals

The use of toxic chemicals in cosmetics, consumables, and household products has become a growing issue of concern for shareholders as international regulations on this topic continue to expand, providing increased scrutiny over potentially toxic materials or compounds used or emitted in the conduct of operations or as an ingredient in consumer goods. Shareholders must recognize the impact that changing regulation and consumer expectations could have on shareholder value and should encourage companies to disclose their policies regarding the use or emission of toxic chemicals. Specific considerations should be made for a company’s geographic markets and the appearance of historical difficulties with controversy, fines, or litigation, requests for disclosure on the potential financial and legal risk associated with toxic chemicals.

•	Generally support resolutions requesting that a company discloses its policies related to toxic chemicals;

•	Generally support shareholder resolutions requesting that companies evaluate and disclose the potential financial and legal risks associated with utilizing certain chemicals;

Nuclear Safety

These resolutions are filed at companies that manage nuclear power facilities or produce components for nuclear reactors to request disclosure on the risks to the company associated with these operations, including physical security and the potential for environmental damage. Current reporting requirements for companies that operate nuclear facilities are managed by the Nuclear Regulatory Commission (NRC) and include detailed reports on safety and security that are available to the public.

•	Generally support shareholder resolutions requesting that companies report on risks associated with their nuclear reactor designs and/or the production and interim storage of irradiated fuel rods.

Concentrated Area Feeding Operations (CAFOs)

The level of pollution resulting from CAFOs has drawn increased attention in recent years as certain legal decisions have established the precedent that a company can be held liable for the actions of the contract farms it sources from. Fines and remediation expenses stemming from these cases have been significant and could have a notable impact on the companies’ operations and shareholder value.

•

Generally support resolutions requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations (CAFOs) unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring or if the company does not directly source from CAFOs.

Pharmaceutical Product Reimportation

One of the most visible aspects of the legal and political debate over rising health care costs in the United States can be seen through prescription drug reimportation through Canada. While U.S. and Canadian regulations limit reimportation, several states have taken steps to encourage employees to actively seek less expensive medications through reimportation.

Shareholder action at major pharmaceutical companies has requested increased disclosure of the financial and legal risks associated with company policies, or called on companies to change distribution limits to increase product availability in Canada, thereby encouraging product reimportation to the United States. The level of public concern over this issue and associated impact that a poorly developed policy could have on the companies suggest that additional disclosure of company policies related to reimportation could be beneficial to shareholders and generally merits support.

•

Generally support shareholder proposals requesting that companies report on the financial and legal impact of their policies regarding prescription drug reimportation, unless such information is already publicly disclosed.

•	Generally support shareholder proposals requesting that companies adopt specific policies to encourage or not constrain prescription drug reimportation.

Pharmaceutical Product Pricing

Pharmaceutical drug pricing, both within the United States and internationally, has raised many questions of the companies that are responsible for creating and marketing these treatments. Shareholder proponents, activists and even some legislators have called upon drug companies to restrain pricing of prescription drugs.

The high cost of prescription drugs is a vital issue for senior citizens across the country. Seniors have the greatest need for prescription drugs, accounting for about one-third of all prescription drug sales, but they often live on fixed incomes and are underinsured. Today about 20 million elderly people have little or no drug coverage in the U.S. In addition, the uninsured and underinsured pay substantially more for drugs than manufacturers favored customers such as HMOs and Federal agencies.

Proponents note that efforts to reign-in pharmaceutical costs will not negatively impact research and development (R&D) costs and that retail drug prices are consistently higher in the U.S. than in other industrialized nations. Pharmaceutical companies often respond that adopting a formal drug pricing policy could put the company at a competitive disadvantage.

Against the backdrop of the AIDS crisis in Africa, many shareholders have called on companies to address the issue of affordable drugs for the treatment of AIDS, as well as TB and Malaria throughout the developing world. When analyzing such resolutions, consideration should be made of the strategic implications of pricing policies in the market.

•	Proposals asking a company to implement price restraints on its pharmaceutical products will be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

•	Whether the proposal focuses on a specific drug and region;

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;

•	The extent that reduced prices can be offset through the company’s marketing expenditures without significantly impacting R&D spending;

•	Whether the company already limits price increases of its products;

•	Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries;

•	The extent to which peer companies implement price restraints.

•	Generally support proposals requesting that companies implement specific price restraints for its pharmaceutical products in developing markets or targeting certain population groups.

•

Generally support proposals requesting that the company evaluate their global product pricing strategy, considering the existing level of disclosure on pricing policies, any deviation from established industry pricing norms, and the company’s existing philanthropic initiatives.

•	Vote FOR shareholder proposals that call on companies to develop a policy to provide affordable HIV, AIDS, TB and Malaria drugs to citizens in the developing world.

2010 Taft-Hartley International Proxy Voting Guidelines

January 2010

Copyright © 2010 by RiskMetrics Group.

All rights reserved. No part of this publication may be reproduced or transmitted in any form or by any means, electronic or mechanical, including photocopy, recording, or any information storage and retrieval system, without permission in writing from the publisher. Requests for permission to make copies of any part of this work should be sent to: RiskMetrics Group Marketing Department, One Chase Manhattan Plaza, 44th Floor, New York, NY 10005. RiskMetrics Group is a trademark used herein under license.

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TAFT-HARTLEY ADVISORY SERVICES

PROXY VOTING POLICY STATEMENT AND GUIDELINES

This statement sets forth the proxy voting policy of RiskMetrics’ Taft-Hartley Advisory Services. Taft-Hartley Advisory Services will vote the proxies of its clients solely in the interest of their participants and beneficiaries and for the exclusive purpose of providing benefits to them. The interests of participants and beneficiaries will not be subordinated to unrelated objectives. Taft-Hartley Advisory Services shall act with the care, skill, prudence, and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due to Taft-Hartley Advisory Services’ clients have not been received, Taft-Hartley Advisory Services will make reasonable efforts to obtain missing proxies. Taft-Hartley Advisory Services is not responsible for voting proxies it does not receive.

Taft-Hartley Advisory Services shall analyze each proxy on a case-by-case basis, informed by the guidelines elaborated below, subject to the requirement that all votes shall be cast solely in the long-term interest of the participants and beneficiaries of the plans. Taft-Hartley Advisory Services does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Taft-Hartley Advisory Services’ guidelines are intended to cover the most significant and frequent proxy issues that arise across international markets. Issues not covered by the guidelines shall be voted in the interest of plan participants and beneficiaries of the plan based on a worker-owner view of long-term corporate value. Taft-Hartley Advisory Services shall revise its guidelines as events warrant.

Taft-Hartley Advisory Services shall report annually to its clients on proxy votes cast on their behalf. These proxy voting reports will demonstrate Taft-Hartley Advisory Services’ compliance with its responsibilities and will facilitate clients’ monitoring of Taft-Hartley Advisory Services. A copy of this Proxy Voting Policy Statement and Guidelines is provided to each client at the time Taft-Hartley Advisory Services is retained. Taft-Hartley Advisory Services shall provide its clients with revised copies of this proxy voting policy statement and guidelines whenever significant revisions have been made.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

•	The company failed to disclose the financial reports in a timely manner.

Discussion

Most companies around the world submit these reports to shareholders for approval, and this is one of the first items on most agendas. The official financial statements and director and auditor reports are valuable documents when evaluating a company’s annual performance. The director report usually includes a review of the company’s performance during the year, justification of dividend levels and profits or losses, special events such as acquisitions or disposals, and future plans for the company.

The auditor report discloses any irregularities or problems with the company’s finances. While a qualified report by itself is not sufficient reason to oppose this resolution, it raises cautionary flags of which shareholders should be aware. Most auditor reports are unqualified, meaning that in the auditor’s opinion, the company’s financial statements are made in accordance with generally accepted accounting principles.

When evaluating a company’s financial statements, Taft-Hartley Advisory Services looks at debt/equity levels on the balance sheet, historical sales and earnings performance, dividend history and payout ratios, and the company’s own performance relative to similar companies in its industry. Unless there are major concerns about the accuracy of the financial statements or the director or auditor reports, Taft-Hartley Advisory Services generally approves of this item.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION

Ratifying Auditors

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The breakdown of audit or non-audit fees is not disclosed or provided in a timely manner (in markets where such information is routinely available);

•	The auditors are being changed without explanation; or

•	Fees for non-audit/consulting services exceed a quarter of total fees paid to the auditor.*

Vote AGAINST auditor remuneration proposals if a company’s non-audit fees are excessive and auditor remuneration is presented as a separate voting item.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events: initial public offerings, bankruptcy emergencies, and spin-offs; and the company makes public disclosure of the amount and nature of those fees which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

*In the UK, the level of non-audit fees is calculated as non-audit fees over audit fees, which results in higher level of non-audit fees. As such, Taft-Hartley Advisory Services uses a 50% non-audit fee benchmark in this market to determine if non-audit fees are excessive. If non-audit fees exceed 100% of audit fees, then Taft-Hartley Advisory Services will vote oppose both the auditor and election of audit committee members.

Taft-Hartley Advisory Services will apply its U.S. policy at U.S. firms incorporated in offshore tax and governance havens that do not qualify for disclosure exemptions, and vote against the reelection of auditors where auditor tenure exceeds seven years.

Discussion

Most major companies around the world use one of the major international auditing firms to conduct their audits. As such, concerns about the quality and objectivity of the audit are minimal, and the reappointment of the auditor is usually viewed as a routine matter. Audit fees tend to be highly competitive and vary little between companies. However, if a company proposes a new auditor or an auditor resigns and does not seek reelection, companies should offer an explanation to shareholders. If shareholders request an explanation for a change in auditor and the company or retiring auditor fails to provide one, Taft-Hartley Advisory Services will vote against the election of a new auditor. If an explanation is otherwise unavailable, Taft-Hartley Advisory Services will vote against this item.

Many countries also require the appointment of censors, or special auditors who ensure that the board and management are in compliance with the company’s articles. The censors’ role is purely advisory in nature. Proposals to appoint censors are routine, as the censors usually act as a secondary auditor for special audit requirements.

The practice of auditors contributing non-audit services to companies is problematic, as illuminated by the accounting scandals around the world. When an auditor is paid more in consulting fees than for auditing, the company/auditor relationship is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. When fees from non-audit services become significant without any clear safeguards against conflicts of interest, Taft-Hartley Advisory Services will oppose the auditor’s reappointment.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS

Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Discussion

The appointment of internal statutory auditors is a routine request for companies in Latin America, Italy, Spain, Portugal, Japan, and Russia. The statutory auditing board is usually composed of three to five members, including a group chairman and two alternate members, all of whom are expected to be independent. In addition to the regular duty of verifying corporate accounts, the auditor board is responsible for supervising management and ensuring compliance with the law and articles of association. The auditors must perform an audit of the accounts every three months and present to shareholders a report on the balance sheet at the AGM. For most countries, the auditors are elected annually and may seek reelection. Taft-Hartley Advisory Services supports the appointment of statutory auditors unless there are serious concerns about the reports presented or questions about an auditor’s qualifications.

ALLOCATION OF INCOME

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Discussion

Many countries require shareholders to approve the allocation of income generated during the year. These proposals usually, but not always, contain an allocation to dividends. When determining the acceptability of this proposal, Taft-Hartley Advisory Services focuses primarily on the payout ratio. Payouts of less than 30 percent or more than 100 percent are a trigger for further analysis. The minimum level of 30 percent is based on a review of international practice. Payouts of more than 100 percent are a signal that the company is dipping into reserves to make the payment.

Further analysis of payout ratios should include the following: an examination of historical payouts to determine if there is a long-term pattern of low payouts; exceptional events that may have artificially modified earnings for the year; the condition of a company’s balance sheet; comparisons with similar companies both domestically and internationally; and the classification of the company as growth or mature.

Justifications for extreme payouts must be reviewed carefully. If the company has an adequate explanation for a certain payout, Taft-Hartley Advisory Services supports the income allocation as proposed. However, if a company has a pattern of low payouts, fails to adequately justify the retention of capital, and is not experiencing above-average growth, Taft-Hartley Advisory Services will oppose the proposal. Taft-Hartley Advisory Services will also vote against the payout if a company appears to be maintaining an excessive payout that may affect its long-term health.

Although dividend payouts are still the predominant form of distribution of capital to shareholders, share buybacks have become more popular in some markets, such as Denmark. In these cases, companies have introduced policies to return capital to shareholders by way of share repurchases instead of through the payment of dividends. Taft-Hartley Advisory Services votes on proposals to omit the payment of a dividend in favor of a share buyback on a case-by-case basis by looking at factors such as whether repurchased shares will be cancelled or may be reissued, tax consequences for shareholders, liquidity of the shares, share price movements and the solvency ratio of the company.

STOCK (SCRIP) DIVIDEND ALTERNATIVE AND DIVIDEND REINVESTMENT PLANS

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Discussion

Stock dividend alternatives, also referred to in some markets as “scrip” dividend alternatives or dividend reinvestment plans (DRIPS), offer shareholders the option of receiving their dividend payment in the form of fully paid ordinary shares and are common proposals worldwide. While dividend payments in the form of shares in lieu of cash do not immediately add to shareholder value, they allow companies to retain cash and to strengthen the position and commitment of long-term shareholders. While Taft-Hartley Advisory Services is generally supportive of such plans, Taft-Hartley Advisory Services opposes stock dividend proposals that do not allow a cash option unless management shows that the cash outflow is detrimental to the company’s health and to long-term shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION

Votes on amendments to the articles of association are considered on a CASE-BY-CASE basis.

Discussion

Requests to amend a company’s articles of association are usually motivated by changes in the company’s legal and regulatory environment, although evolution of general business practice can also prompt amendments to articles. Such proposals are especially common whenever stock exchange listing rules are revised, new legislation is passed, or a court case exposes the need to close loopholes.

Amendments to articles range from minor spelling changes to the adoption of an entirely new set of articles. While the majority of such requests are of a technical and administrative nature, minor changes in wording can have a significant impact on corporate governance. As such, Taft-Hartley Advisory Services carefully scrutinizes any changes to a company’s articles.

From a company’s perspective, it is often more efficient to adopt a new set of articles than to introduce numerous amendments. However, bundling changes that treat different provisions of the articles into one voting item prevents shareholders from separating items of concern from routine changes. By leaving a shareholder with an all-or-nothing choice, bundling allows companies to include negative provisions along with positive or neutral changes.

When reviewing new or revised articles, Taft-Hartley Advisory Services classifies each change according to its potential impact on shareholder value and then weighs the package as a whole. The presence of one strongly negative change may warrant a recommendation against the resolution. In assigning these classifications, Taft-Hartley Advisory Services is not concerned with the nature of the article being amended, but rather focuses on whether the proposed change improves or worsens the existing provision.

The final criterion on which Taft-Hartley Advisory Services bases its decision is whether failure to pass a resolution would cause an immediate loss of shareholder value. In such cases, Taft-Hartley Advisory Services supports even a bundled resolution that includes negative changes.

CHANGE IN COMPANY FISCAL TERM

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its annual general meeting (AGM).

Discussion

Companies routinely seek shareholder approval to change their fiscal year end. This is a decision best left to management. Taft-Hartley Advisory Services opposes this resolution only if the company is changing its year-end to postpone its AGM. Most countries require companies to hold their AGM within a certain period of time after the close of the fiscal year. If a company is embroiled in a controversy, it might seek approval to amend its fiscal year end at an EGM to avoid controversial issues at an AGM. Taft-Hartley Advisory Services opposes the change in year-end in these cases.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Discussion

Required shareholder disclosure levels vary around the world. Some countries, such as Canada, require the disclosure of any stakes ten percent or higher, while other countries require lower disclosure levels. For example, the United Kingdom requires disclosure of stakes of three percent or greater. In some countries, shareholders may be asked from time to time to reduce the disclosure requirement at a specific company. Taft-Hartley Advisory Services will support such initiatives as they encourage greater disclosure by the company’s largest shareholders. However, Taft-Hartley Advisory Services will vote AGAINST reductions that are unduly restrictive or could act as a pretext for an antitakeover device.

TRANSACT OTHER BUSINESS

Vote AGAINST other business when it appears as a voting item.

Discussion

This item provides a forum for questions and any other resolutions that may be brought up at the meeting. In most countries this item is a non-voting formality (not requiring a shareholder vote), but companies in certain countries do include other business as a voting item. Because shareholders who vote by proxy cannot know what issues will be raised under this item, Taft-Hartley Advisory Services cannot approve this request when asked for a vote. While Taft-Hartley Advisory Services recognizes that in most cases this item is a formality or includes discussion that will have no impact on shareholders, shareholders cannot risk the negative consequences of voting in advance on an item for which information has not been disclosed.

DIRECTOR AND SUPERVISORY BOARD MEMBER ELECTIONS

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns about the past performance of the company or the board, including;

•	Questionable finances or restatements

•	Questionable transactions with conflicts of interest

•	The board fails to meet minimum corporate governance standards;

•	There is a lack of independence on the board and/or its key committees;

•	There are any records of abuses against minority shareholder interests;

•

The board takes actions that are not in shareholders’ best interests (excessive executive compensation, adopting antitakeover devices, failure to respond to shareholder concerns/wishes, or demonstrating a “lack of duty or care”); or

•	The board has been insensitive to labor interests, human rights, supplier codes of conduct, or has engaged in other corporate activities that affect the reputation of the company in the global market.

Generally vote FOR employee and/or labor representatives.

Votes AGAINST/WITHHOLD votes on individual nominees, key committee members or the entire board can be triggered by one or more of the following concerns:

•	Lack of a majority independent board;

•	Attendance of director nominees at board meetings of less than 75 percent without valid reason or explanation;

•	Lack of full independence on key board committees (i.e. audit, compensation, and nominating committees);

•

Failure to establish any key board committees (i.e. audit, compensation, or nominating) including where the board serves in the capacity of a key committee, and where there is insufficient information to determine whether key committees exist, who the committee members are, or whether the committee members are independent;

•	Presence of a non-independent board chairman;

•

Directors serving on an excessive number of other boards which could compromise their primary duties. In markets where the number of board appointments is routinely available, an excessive number of boards is defined as;

•	For non-executive directors, more than five total non-executive directorships.

•	For executive directors, i) more than three total non-executive directorships; or ii) other executive or board chair positions.

•	For board chairs, i) more than four total non-executive directorships; or ii) more than two board chair positions; or iii) other executive positions.

•	The names of nominees are unavailable or not provided in a timely manner (in markets where this information is routinely available);

•	Director terms are not disclosed exceed market norms;

•	Egregious actions including;

•	Material failures of governance, stewardship, or fiduciary responsibilities at the company

•	Failure to replace management as appropriate

•

Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

For bundled director elections, vote AGAINST the entire slate if any of the concerns above apply to a particular nominee.

Discussion

Most countries around the world maintain an Anglo-Saxon board structure, as seen in the United States, in which executive and nonexecutive directors are organized into a single board. However, companies in a number of countries maintain two-tiered board structures, comprising a supervisory board of nonexecutive directors and a management board with executive directors. The supervisory board oversees the actions of the management board, while the management board is responsible for the company’s daily operations. Companies with two-tiered boards elect members to the supervisory board only; management board members are appointed by the supervisory board.

Depending on the country, shareholders will be asked to either elect directors or supervisory board members at annual meetings. Taft-Hartley Advisory Services considers director/supervisory board elections to be one of the most important voting decisions that shareholders make, especially because shareholders are only given the opportunity to review their companies’ operations once a year at the AGM. Thus, if detailed information on boards or nominees is available, analysis to the highest degree possible is warranted. Directors and supervisory board members function as the representatives of shareholders and stakeholders throughout the year and are therefore, a crucial avenue of ongoing influence on management.

Levels of disclosure regarding directors vary widely. In some countries, such as the United Kingdom, Canada, and Australia, companies publish detailed information such as director biographies, share ownership, and related information that aids shareholders in determining the level of director independence. In these cases, we apply standards of board and key board committee independence. In many other countries, the only information available on directors is their names, while still other countries disclose no information at all. In low-disclosure markets where sufficiently detailed information about directors is unavailable, it could be counterproductive to vote against directors on the basis of a lack of information. Opposition to specific nominees or boards should be supported by specific problems or concerns.

While Taft-Hartley Advisory Services supports the annual election of directors, boards in many countries are divided into two or more classes that are elected on a staggered basis. This system of classified boards is common across the world. Only Canadian companies routinely elect the entire board on an annual basis, but even in Canada companies may classify their board if an appropriate amendment is made to the articles. In certain countries, executive directors may be appointed for terms of up to six years, and a company’s articles may give executive directors protected board seats under which they are not subject to shareholder election. Taft-Hartley Advisory Services believes directors should stand for reelection annually and be accountable to shareholders on an annual basis, and opposes article amendment proposals seeking extensions of director terms. Taft-Hartley Advisory Services also opposes protected board seats and preferential treatment of executive directors. In some countries the trend is moving toward limiting terms for directors. In The Netherlands, the corporate governance code recommends that management and supervisory board members be subject to maximum four-year terms. Although we recognize that four-year terms maybe the standard in the some markets, Taft-Hartley Advisory Services will oppose the election of new directors or the reelection of an existing director when their terms are not disclosed or where their term lengths exceed market norms.

When reviewing director election proposals (where possible given information disclosure), Taft-Hartley Advisory Services examines board composition, company performance, and any negative views or information on either the company or individual directors. Taft-Hartley Advisory Services determines the number of executive and independent directors on the board, the existence and composition of board committees, and the independence of the chairman. An independent director is one whose only significant relationship with the company is through its board seat. Taft-Hartley Advisory Services defines members of supervisory boards, which represent organized workers’ interests, as independent. In cases where board composition is of concern, the company’s general health and its recent financial performance may play a part in the evaluation of directors. Individual director information is also considered, including share ownership among director nominees. In markets where board independence composition information is routinely available, Taft-Hartley Advisory Services will generally oppose all non-independent director nominees if the board is not at least 50 percent (majority) independent. For U.S. firms incorporated in offshore tax or governance havens that do not qualify for disclosure exemptions, Taft-Hartley Advisory Services will apply its U.S. policy and vote against non-independent director nominees if the board is not two-thirds majority independent or where key board committees are not completely independent.

While complete independence on board committees is widely recognized as best practice, there are some markets in which it is still common to find executive directors serving as committee members. Whenever the level of disclosure is adequate to determine whether a committee includes company insiders, Taft-Hartley Advisory Services will generally vote against these executive directors.

Taft-Hartley Advisory Services also takes into account the attendance records of directors when such information is provided to shareholders, using a benchmark attendance rate of 75 percent of board meetings. If an individual director fails to attend at least 75 percent of board meetings, Taft-Hartley Advisory Services makes further inquiries to the company regarding the absences. Taft-Hartley Advisory Services will vote against/withhold votes from the director unless the company has provided a reasonable explanation for the absences. International companies tend to have directors who reside in other countries on their boards, making attendance difficult. While Taft-Hartley Advisory Services understands the difficulties imposed on such directors, failing to attend meetings prevents directors from fulfilling their fiduciary obligations and adequately representing shareholder interests. Other business obligations and conflicting travel schedules are not acceptable reasons for consistently poor attendance records. Taft-Hartley Advisory Services supports the use of teleconferencing and videoconferencing to cope with the increasing time and travel demands faced by directors in global business.

For shareholder nominees, Taft-Hartley Advisory Services places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management’s nominees. Serious consideration of shareholder nominees will be given in cases where there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

In many countries it is customary to elect a single slate of directors. We do not approve of this practice because shareholders may wish to express differing views as to the suitability of the director nominees and should have the ability to cast ballots with respect to individuals rather than the entire slate. Given improving best practice in more sophisticated markets, which are moving away from single slate director election items, we will generally oppose director nominees if their election is not presented to shareholders as an individual item in these markets, and will oppose slate nominees in markets where the practice is prevalent and there are concerns with a particular director nominee up for election.

In recent years, the concept that directors should not serve on an excessive number of boards has gained more support as a legitimate governance concern. A common view among many investors is that a director will not be an effective monitor on any board if he/she serves on numerous boards. In markets where disclosure is sufficient (such as detailed director biographies which include information on the director’s role on the board and other external appointments both in the local market and abroad), and markets permit individual election of directors, Taft-Hartley Advisory Services will vote against a candidate when he/she holds an excessive number of board appointments. Executive directors are expected not to hold other executive or chairmanship positions. They may, however, hold up to two other non-executive directorships. Chairmen are expected not to hold other executive positions or more than one other chairmanship position. They may, however, hold up to three other non-executive directorships. NEDs who do not hold executive or chairmanship positions may hold up to four other non-executive directorships. Taft-Hartley Advisory Services will take into account board positions held in global publicly-listed companies. An adverse vote will not be applied to a director within a company where he/she serves as CEO or chair; instead, any negative votes will be applied to his/her additional seats on other company boards.

Director accountability and competence have become issues of prime importance given the failings in oversight exposed by the global financial crisis. There is also concern over the environment in the boardrooms of certain markets, where past failures appear to be no impediment to continued or new appointments at major companies and may not be part of the evaluation process at companies in considering whether an individual is, or continues to be, fit for the role and best able to serve shareholders’ interests. Taft-Hartley Advisory Services will consider a potential negative vote at the board, committee, or individual level, if a director has had significant involvement with a failed company, or has in the past appeared not to have acted in the best interests of all shareholders, and/or where substantial doubts have been raised about a director’s ability to serve as an effective monitor of management and in shareholders’ best interests including consideration of past performance on other boards.

CONTESTED DIRECTOR ELECTIONS

For contested elections of directors (e.g. the election of shareholder nominees or the dismissal of incumbent directors) Taft-Hartley Advisory Services will vote on a CASE-BY-CASE basis, considering the factors below in determining which directors are best suited to add value for shareholders:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates and their ability to contribute positively to board deliberations and overall board performance;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, Taft-Hartley Advisory Services generally focuses on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change? (i.e., maximize long-term shareholder value)

Discussion

Once fairly infrequent, contested elections, (also referred to as proxy contests) have become increasingly common in recent years as large shareholders, frustrated by poor returns and unresponsive boards, have sought to challenge the status quo. Even when dissidents do not achieve board seats, studies indicate that at least some of their objectives are often achieved because the response to a proxy contest, or one that was narrowly averted, usually includes new strategic initiatives, a restructuring program, governance changes, or selected management changes. Based on these considerations, Taft-Hartley Advisory Services’ framework for the evaluation of contested elections has the ultimate the goal of increasing long-term value for shareholders.

DIRECTOR FEES

Vote FOR proposals to award director fees unless the amounts are excessive relative to other companies in the country or industry.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Discussion

Director fees in most countries are not controversial. Fees for nonexecutive directors have been rising in recent years, as such directors around the world are being asked to take on more responsibility for company affairs. Taft-Hartley Advisory Services generally supports increases in director fees unless they are excessive relative to fees paid by other companies in the same country or industry. The primary focus of Taft-Hartley Advisory Services’ evaluation is on fees paid to nonexecutive directors or fees paid to all directors, separate from the salaries of executive directors. In many countries, only an aggregate amount payable to nonexecutives or to all directors is disclosed.

Retirement benefits for nonexecutive directors are inappropriate, as they increase the directors’ financial reliance on the company and could call into question the objectivity of their decision-making. In addition, most directors have served as senior executives of other companies, and adequate retirement benefits should be provided through these companies. The only caveat to this policy would be for professional nonexecutive directors such as those found in the United Kingdom. However, requests for such benefits in the United Kingdom are rare, and the appropriateness of using shareholder funds in this manner is questionable.

DISCHARGE OF BOARD AND MANAGEMENT

Vote CASE-BY-CASE on the discharge of the board and management:

Vote AGAINST the discharge of directors, including members of the management board and/or supervisory board, if there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), Taft-Hartley Advisory Services may express its concern with the board in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions to express discontent with the board.

Discussion

The annual formal discharge of board and management represents shareholder approval of actions taken during the year. Discharge is a tacit vote of confidence in the company’s management and policies. It does not necessarily eliminate the possibility of future shareholder action, although it does make such action more difficult to pursue. Meeting agendas normally list proposals to discharge both the board and management as one agenda item.

This is a routine item in many countries, and discharge is generally granted unless a shareholder states a specific reason for withholding discharge and plans to undertake legal action. Taft-Hartley Advisory Services will withhold discharge when there are serious questions about actions of the board or management for the year in question or legal action is being taken against the board by other shareholders. Withholding discharge is a serious matter and is advisable only when a shareholder has concrete evidence of negligence or abuse on the part of the board or management, has plans to take legal action, or has knowledge of other shareholders’ plans to take legal action.

If evidence suggests that one or more board or management members are responsible for problems such as fraud or grave mismanagement, shareholders can withhold discharge from these individuals and pursue further legal action. Poor performance that can be directly linked to flagrant error or neglect on the part of the board or management, or board actions that are detrimental to shareholders’ interests, may also constitute grounds for voting against discharge.

If shareholders approve discharge of the board and management, they may face a greater challenge if they subsequently decide to pursue legal action against these parties. Shareholders would be required to prove that management or the board did not supply correct and complete information regarding the matter in question.

DIRECTOR AND OFFICER LIABILITY AND INDEMNIFICATION, AND AUDITOR INDEMNIFICATION

Vote on a CASE-BY-CASE basis, proposals seeking indemnification and liability protection for directors and officers.

Vote AGAINST proposals to indemnify auditors.

Discussion

Management proposals typically seek shareholder approval to adopt an amendment to the company’s charter to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages for any breach of fiduciary duty to the fullest extent permitted by law. In contrast, shareholder proposals seek to provide for personal monetary liability for fiduciary breaches arising from gross negligence. While Taft-Hartley Advisory Services recognizes that a company may have a more difficult time attracting and retaining directors if they are subject to personal monetary liability, Taft-Hartley Advisory Services believes the great responsibility and authority of directors justifies holding them accountable for their actions. Each proposal addressing director liability will be evaluated consistent with this philosophy. Taft-Hartley Advisory Services may support these proposals when the company persuasively argues that such action is necessary to attract and retain directors, but Taft-Hartley Advisory Services may often oppose management proposals and support shareholder proposals in light of our philosophy of promoting director accountability.

Specifically, Taft-Hartley Advisory Services will oppose management proposals that limit a director’s liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits. In addition, Taft-Hartley Advisory Services will generally oppose proposals to reduce or eliminate directors’ personal liability when litigation is pending against current board members.

By indemnifying its directors and officers, a company promises to reimburse them for certain legal expenses, damages, and judgments incurred as a result of lawsuits relating to their corporate actions, thereby effectively becoming the insurer for its officers and directors (the company usually purchases insurance to cover its own risk). Proposals to indemnify a company’s directors differ from those to eliminate or reduce their liability because with indemnification directors may still be liable for an act or omission, but the company will bear the expense.

Taft-Hartley Advisory Services will vote in favor of indemnification proposals that contain provisions limiting such insurance to acts carried out on behalf of the company. The directors covered under the indemnification must be acting in good faith on company business and must be found innocent of any civil or criminal charges for duties performed on behalf of the company. Additionally, the company may persuasively argue that such action is necessary to attract and retain directors, but we will oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

Taft-Hartley Advisory Services opposes providing indemnity insurance to auditors. These payments call into question the objectivity of the auditor in carrying out the audit, as the fees paid on its behalf could be greater than the audit fees alone. Eliminating concerns about being sued for carelessness could also lead to a decrease in the quality of the audit. Given the substantial settlements against auditors in recent years for poor audit practices, the cost of such insurance to the company and its shareholders is unwarranted.

BOARD STRUCTURE

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Discussion

Resolutions relating to board structures range from fixing the number of directors or establishing a minimum or maximum number of directors to introducing classified boards and director term limits.

Board Size

Proposals to fix board size are common and are routinely approved. Proposals to establish a range of board size are also frequent; a range of two or three open slots relative to the existing board size is reasonable, as it gives the company some flexibility to attract potentially valuable board members during the year. Latitude beyond this range is inappropriate, however, because companies can use this freedom to hinder unwanted influence from potential acquirers or large shareholders.

Adopt Classified Board

Taft-Hartley Advisory Services prefers that all directors stand for reelection every year. All directors should be accountable to shareholders on an annual basis, as the ability to elect directors is the single most important use of the shareholder franchise.

While classified boards are the norm in most countries, some companies have chosen to place their directors up for annual election. Taft-Hartley Advisory Services supports initiatives to declassify boards and opposes proposals to classify previously unstaggered boards. Classifying the board makes it more difficult to effect a change of control through a proxy contest; because only a minority of the directors are elected each year, a dissident shareholder would be unable to win control of the board in a single election.

Introduction of Mandatory Age of Retirement

Taft-Hartley Advisory Services believes that age should not be the sole factor in determining a director’s value to a company. Rather, each director’s performance should be evaluated on the basis of their individual contribution and experience.

Altering Board Size

Companies may attempt to increase board size in order to add related or like-minded directors to the board. Conversely, establishing a minimum number of directors could make it easier to remove independent directors from the board. Taft-Hartley Advisory Services considers these proposals on a case-by-case basis.

All proposals to alter board size during a proxy fight or other possible contests for control should be opposed. Allowing directors to alter the terms of a contest while it is underway is not in shareholders’ interests, as this tactic could be used to thwart a takeover that is in shareholders’ interests.

CAPITAL SYSTEMS

Companies have one of two main types of capital systems: authorized and conditional. Both systems provide companies with the means to finance business activities, but they are considerably different in structure. Which system is used by a company is determined by the economic and legal structure of the market in which it operates.

Authorized Capital System

The authorized capital system sets a limit in a company’s articles on the total number of shares that can be issued by the company’s board. The system allows companies to issue shares from this preapproved limit, although in many markets shareholder approval must be obtained prior to an issuance. Companies also request shareholder approval for increases in authorization when the amount of shares contained in the articles is inadequate for issuance authorities. Taft-Hartley Advisory Services reviews proposals for such increases based on the following criteria: the history of issuance requests; the size of the request; the purpose of the issuance (general or specific) associated with the increase in authorization; and the status of preemptive rights (see pol.19 and pol.21).

Conditional Capital System

Under the conditional capital system, companies seek authorizations for pools of capital with fixed periods of availability. For example, if a company seeks to establish a pool of capital for general issuance purposes, it requests the creation of a certain number of shares with or without preemptive rights, issuable piecemeal at the discretion of the board for a fixed period of time. Shares unissued after the fixed time period lapse. This type of authority would be used to carry out a general rights issue or small issuances without preemptive rights.

Requests for a specific issuance authority are tied to a specific transaction or purpose, such as an acquisition or the servicing of convertible securities. Such authorities cannot be used for any purpose other than that specified in the authorization. In this case, a company requests the creation of a certain number of shares with or without preemptive rights, issuable as needed for the specific purpose requested. This pool of conditional capital also carries a fixed expiration date.

In reviewing these proposals, Taft-Hartley Advisory Services takes into consideration the existence of pools of capital from previous years. Because most capital authorizations are for several years, new requests may be made on top of the existing pool of capital. While most requests contain a provision to eliminate earlier pools and replace them with the current request, this is not always the case. Thus, if existing pools of capital are being left in place, the aggregate potential dilution amount from all capital should be considered.

SHARE ISSUANCE REQUESTS

Vote FOR general issuance requests with preemptive rights up to 50 percent of issued capital;

Vote FOR general issuance requests without preemptive rights up to 10 percent of issue capital; and

Vote on a CASE-BY-CASE basis specific issuance requests with or without preemptive rights up to any amount depending on the purpose for the issuance.

Vote on a CASE-BY-CASE basis those issuance requests that exceed one-year periods.

General Issuances

General issuance requests under both authorized and conditional capital systems allow companies to issue shares to raise funds for general financing purposes. Approval of such requests gives companies sufficient flexibility to carry out ordinary business activities without having to bear the expense of calling shareholder meetings for every issuance.

Issuances can be carried out with or without preemptive rights. Preemptive rights permit shareholders to share proportionately in any new issuances of stock. These rights guarantee existing shareholders the first opportunity to purchase shares of new issuances of stock in the class they own in an amount equal to the percentage of the class they already own. Corporate law in many countries recognizes preemptive rights and requires shareholder approval for the disapplication of such rights.

Taft-Hartley Advisory Services believes that the ability to increase share capital by 50 percent through a rights issue (with preemptive rights) provides the company with sufficient financing to meet most contingencies. Rights issues for general capital needs of less than 50 percent of outstanding capital warrant shareholder approval. Issuance authorities of more than 50 percent can lead to excessive cash calls on shareholders, requiring them to provide the funds necessary to maintain their relative positions in the company or to accept substantial dilution.

In some cases, companies may need the ability to raise funds for routine business contingencies without the expense of carrying out a rights issue. Such contingencies could include the servicing of option plans, small acquisitions, or payment for services. When companies make issuance requests without preemptive rights, shareholders suffer dilution as a result of such issuances. Therefore, authorizations should be limited to a fixed number of shares or a percentage of capital at the time of issuance. While conventions regarding this type of authority vary widely among countries, Taft-Hartley Advisory Services routinely approves issuance requests without preemptive rights for up to ten percent of a company’s outstanding capital.

In certain markets, issuance requests are made for several years. This is often the case in France, Germany and Spain. In these situations, Taft-Hartley Advisory Services will consider the per annum dilution equivalent as well as consider whether or not the authority can be renewed before the lapse of the specified period. Whenever possible, we will monitor actual share issuances to assure that the company is not abusing the privilege.

Specific Issuances

Specific issuance requests should be judged on their individual merits. For example, a company may request the issuance of shares for an acquisition in the form of a rights issue to raise funds for a cash payment, or else a company could request an issuance without preemptive rights for use in a share-based acquisition or issuance to a third party. Such a request could be of any size, and Taft-Hartley Advisory Services will generally support the request as long as the proposal is sound. A more routine request would be an authority to issue shares without preemptive rights for issuance as needed upon conversion of convertible securities or to service a share option plan. These shares can only be used for the purpose defined in the resolution.

INCREASES IN AUTHORIZED CAPITAL

Vote FOR nonspecific proposals to increase authorized capital up to 50 percent over the current authorization.

Vote FOR specific proposals to increase authorized capital to any amount unless the specific purpose of the increase (such as a share-based acquisition or merger) does not meet Taft-Hartley Advisory Services’ guidelines for the purpose being proposed.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Discussion

Increases in authorized capital are requested both for general financing flexibility and to provide for a specific purpose. Companies need an adequate buffer of unissued capital in order to take advantage of opportunities during the year, and thus they often request increases in authorized capital for no specific purpose other than to retain this flexibility. Taft-Hartley Advisory Services believes that approving such requests is reasonable.

An increase of 50 percent over the existing authorization gives the company sufficient flexibility in any given year but also limits the company’s ability to abuse this privilege. If a company wishes to issue shares for any unforeseen reason during the year that would double (or possibly triple) outstanding share capital, an EGM to seek shareholder approval is justified.

Another important consideration is the status of preemptive rights. Not all countries recognize shareholders’ preemptive rights, and excessive authorizations could lead to substantial dilution for existing shareholders. When preemptive rights are not guaranteed, companies do not need shareholder approval for share issuances as long as the issuance does not result in an increase above the authorized capital limit.

For specific requests, increases in capital up to any size may be justified if the purpose of the new authorization is in shareholders’ interests. Such increases may be needed to fund a variety of corporate activities, and thus each proposal must be reviewed on its individual merits.

Taft-Hartley Advisory Services will vote against proposals seeking to increase authorized capital to an unlimited number of shares. Taft-Hartley Advisory Services does not believe that companies need unlimited financial flexibility to transact ordinary business because such an arrangement precludes management from periodically consulting shareholders for new capital. Unlimited authorizations may also be used as antitakeover devices, and they have the potential for substantial voting and earnings dilution. As such, they are not in shareholders’ best interests.

REDUCTION OF CAPITAL

Vote FOR proposals to reduce capital unless the terms are unfavorable to shareholders.

Vote on a CASE-BY-CASE basis proposals to reduce capital in connection with corporate restructurings.

Discussion

Proposals to reduce capital are usually the result of a significant corporate restructuring in the face of bankruptcy. Taft-Hartley Advisory Services generally supports such proposals because opposition could lead to insolvency, which is not in shareholders’ interests. Evaluation of this type of proposal should take a realistic approach to the company’s situation.

CAPITAL STRUCTURES

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional super-voting shares.

Discussion

A key decision for any business is determining its capital structure. When timed correctly, sophisticated capital management — finding the right mix of equity, long-term debt, and short-term financing — can enhance shareholder returns. This process involves coordination of important issues, including dividend policy, tax and interest rates, types of assets, opportunities for growth, ability to finance new projects internally, and cost of obtaining additional capital.

These decisions are best left to a company’s board and senior management, who should be given the latitude to determine the company’s capital structure. However, shareholders should be aware that many financing decisions could have an adverse effect on shareholder returns. For example, additional equity financing may reduce an existing shareholder’s ownership interest and can dilute the value of the investment. Some capital requests can be used as takeover defenses; in response to this situation, company laws establish limits on management’s authority to issue new capital and often require shareholder approval for significant changes in management’s existing authorizations.

Taft-Hartley Advisory Services supports a one share, one vote policy and opposes mechanisms that skew voting rights. Shareholders’ voting rights should accrue in accordance with their equity capital commitment to the company. Dual class capital structures entrench certain shareholders and management, insulating them from possible takeovers or other external influence or action. The interests of parties with voting control may not be the same as those of shareholders constituting a majority of the company’s capital. Additionally, research and market experience have shown that companies with dual class capital structures or other antitakeover mechanisms consistently trade at a discount to similar companies without such structures.

When companies with dual class capital structures seek shareholder approval for the creation of new shares, Taft-Hartley Advisory Services opposes the creation of additional super-voting shares because this perpetuates the dual class structure. If companies are seeking to increase ordinary or subordinate share capital, Taft-Hartley Advisory Services reviews such requests on a case-by-case basis. If the shares are needed for a specific purpose, Taft-Hartley Advisory Services will approve as long as the proposal meets the issuance guidelines for specific requests. Refusing such requests could cause an immediate loss of shareholder value by not allowing the company to carry out its ordinary business. However, Taft-Hartley Advisory Services opposes general share creation requests on the grounds that they would perpetuate unequal voting structures. If shareholders routinely approve the creation of ordinary or subordinate voting shares, the company has no incentive to reform its capital structure. By not approving such requests, shareholders can send a signal of dissatisfaction to management.

PREFERRED STOCK

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets Taft-Hartley Advisory Services guidelines on equity issuance requests.

Vote AGAINST the creation of blank check preferred stock unless the board expressly states that the authorization will not be used as a takeover defense.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Discussion

Preferred stock (also known as preference shares) is an equity security, but it has certain features that liken it to debt instruments, such as fixed dividend payments, seniority of claims relative to regular common stock, and (in most cases) no voting rights except on matters that affect the seniority of preferred stock as a class. Preferred stock usually ranks senior to a company’s ordinary shares with respect to dividends and the distribution of assets or winding down of the company. Companies often request approval for the creation of a new class of preferred stock, the issuance of preferred stock, and the introduction of blank check preferred stock authorization. Taft-Hartley Advisory Services prefers that the terms of preferred stock be set out at the time of the issuance or authorization request.

Preferred stock can be an effective means of raising capital without increasing debt levels, especially if a company has recently concluded a series of acquisitions. In determining the acceptability of proposals relating to preferred stock, Taft-Hartley Advisory Services examines the rights and terms of the proposed shares, including their designation, conditions, restrictions, and limitations. Whether or not the preferred shares carry voting rights is also considered, along with their conversion ratio (if the shares are convertible into common shares). Also important is the company’s justification for issuing or authorizing preferred stock. Taft-Hartley Advisory Services supports proposals that would not result in excessive dilution or adversely affect the rights of holders of common shares.

BLANK CHECK PREFERRED STOCK

Companies may also seek shareholder approval for blank check preferred stock, which are blanket authorities to issue preferred stock under which the directors are allowed to set the size, terms, and recipient of such shares at the time of issuance. Blank check preferred stock can be used for legitimate corporate purposes such as raising capital or making acquisitions. By not establishing the terms of preferred stock at the time the class of stock is created, companies maintain the flexibility to tailor their preferred stock offerings to prevailing market conditions. However, blank check preferred stock can also be used as an entrenchment device. The ability to issue a block of preferred stock with multiple voting or conversion rights to a friendly investor is a powerful takeover defense. As such, Taft-Hartley Advisory Services does not support the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Taft-Hartley Advisory Services also considers, on a case-by-case basis, proposals to increase authorizations of blank check preferred stock when shareholders have already approved the class of stock and the company has a history of issuing such stock for legitimate financing purposes. Theoretically, companies with authorized blank check preferred stock can use these shares for antitakeover purposes as long as there are a few shares remaining, as they are free to set voting or conversion terms with each issue. Therefore, an increase in authorization may have little effect on the usage of this stock. In cases where a company has issued preferred stock from its authorization for legitimate financing purposes, there is no reason to object to an increase.

DEBT ISSUANCE REQUESTS

Vote non-convertible debt issuance requests with or without preemptive rights on a CASE-BY-CASE basis.

Vote AGAINST the creation or issuance of convertible debt with preemptive rights if the conversion increases the company’s share capital by more than 50 percent over the current outstanding capital.

Vote AGAINST the creation or issuance of convertible debt without preemptive rights if the conversion increases the company’s share capital by more than 10 percent over the current outstanding capital.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Discussion

Debt issuance is a popular financing strategy. Debt instruments are often issued with the right to convert into equity securities. Many companies issue debt denominated in currencies other than their own. Bonds may be issued with or without preemptive rights.

Companies routinely issue bonds directly to shareholders in order to raise funds while enjoying low borrowing costs. Convertible bonds give holders the choice of becoming shareholders, thereby increasing the shareholder base and liquidity of the company’s stock, or selling their newly converted shares on the open market. The issuance of unsecured debt often includes warrants, which are detached at the time of bond issuance. Warrants are usually attached to a debt issuance in order to enhance the marketability of the accompanying fixed income security.

When evaluating a debt issuance request, Taft-Hartley Advisory Services examines the issuing company’s present financial situation. The main factor for analysis is the company’s current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company’s bond rating, increasing its investment risk factor in the process. Taft-Hartley Advisory Services routinely approves of debt issuances for companies when the gearing level is between zero and 50 percent. If the company’s gearing level is higher than 50 percent, Taft-Hartley Advisory Services then factors in other financial statistics, such as the company’s growth over the past five years relative to earnings or market capitalization, recent corporate events that might affect the company’s bottom line (such as the acquisition of a major competitor or the release of a revolutionary product), and the normal debt levels in the company’s industry and country of origin. In the case of convertible bonds, Taft-Hartley Advisory Services also takes into consideration the total level of dilution that would result at the time of conversion. Taft-Hartley Advisory Services’ guidelines for capital increases would then be applied.

PLEDGING OF ASSETS FOR DEBT

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Discussion

In certain countries, shareholder approval is required when a company needs to secure a debt issuance with its assets. In many cases, this is a routine request and is a formality under the relevant law. When reviewing such proposals, Taft-Hartley Advisory Services takes into account the terms of the proposed debt issuance and the company’s overall debt level. If both of these factors are acceptable, Taft-Hartley Advisory Services will support these requests.

INCREASE IN BORROWING POWERS

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Vote AGAINST the removal of a limit on borrowing powers.

Discussion

In some countries, companies are required to seek shareholder approval for increases in their aggregate borrowing power authorities. The aggregate limit on the board’s ability to borrow money is often fixed in a company’s articles, and shareholder approval to change this limit is therefore legally required. Taft-Hartley Advisory Services believes that a company’s financing needs are best determined by the board, and modest increases in borrowing powers are necessary to allow the company to take advantage of new acquisition opportunities or to complete development and restructuring projects. Taft-Hartley Advisory Services’ analysis of borrowing power increase requests take into account management’s stated need for the increase, the size of the increase, and the company’s current gearing level. Large increases in borrowing powers can sometimes result in dangerously high debt-to-equity ratios that could harm shareholder value. If an increase is excessive without sufficient justification and if a company already has exceptionally high gearing compared to its industry, Taft-Hartley Advisory Services will oppose the request.

SHARE REPURCHASE PLANS

Vote FOR share repurchase programs/market repurchase authorities, unless:

•	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

•	Duration does not exceed 18 months;

In addition, vote AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks;

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Taft-Hartley Advisory Services may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholder’s interests;

•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

For Italy and Germany, vote FOR share-repurchase plans and share reissuance plans that would use call and put options if the following criteria are met:

•	The duration of the authorization is limited in time to no more than 18 months;

•	The total number of shares covered by the authorization is disclosed;

•

The number of shares that would be purchased with call options and/or sold with put options is limited to a maximum of five percent of currently outstanding capital (or half of the total amounts allowed by law in Italy and Germany);

•	A financial institution, with experience conducting sophisticated transactions, is indicated as the party responsible for the trading; and

•	The company has a clean track record regarding repurchases.

Discussion

Proposals regarding share repurchase plans are routine in most countries, and such plans are usually sufficiently regulated by local laws or listing requirements to protect shareholder interests.

Taft-Hartley Advisory Services looks for the following conditions in share repurchase plans: limitations on a company’s ability to use the plan to repurchase shares from third parties at a premium; limitations on the exercise of the authority to thwart takeover threats; and a requirement that repurchases be made at arm’s length through independent third parties and that selective repurchases require shareholder approval.

Some shareholders object to companies repurchasing shares, preferring to see extra cash invested in new businesses or paid out as dividends. Taft-Hartley Advisory Services believes that when timed correctly, stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

However, in certain instances, share buybacks are used to fund stock option plans. In these cases, cash is being used to fund stock options plans, which in most cases are a form of management compensation. When possible, we will make efforts to learn whether share repurchase plans are being used to fund stock option plans. In these instances, extra scrutiny will be paid, and a repurchase plan may be opposed.

For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, we will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, we will support the proposed authority.

REISSUANCE OF SHARES REPURCHASED

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Discussion

Taft-Hartley Advisory Services generally believes that properly timed repurchases of company shares can enhance shareholder value and improve general shareholder returns. With good timing and proper safeguards, the same returns and improvements in shareholder value can be generated through the reissuance of the shares repurchased. In most countries, the text of this general mandate provides sufficient shareholder protection to make this item routine. When reviewing such proposals, Taft-Hartley Advisory Services takes into account the country’s legal framework for such reissuances and the company’s history of reissuing shares under the authority.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

Discussion

Companies routinely carry out bonus issues of shares or increases in par value to existing shareholders, usually through the capitalization of reserves from either the share premium reserve or the retained earnings account. Capitalization of these reserves — transferring them into the share capital account — usually requires shareholder approval. These issuances essentially function as dividends.

When companies increase par value or capitalize reserves and distribute new fully paid shares to shareholders free of charge through a bonus issue, there is no cost to shareholders to maintain their stakes and no risk of dilution. This procedure transfers wealth to shareholders and does not significantly impact share value. The only impact on shareholders is that by increasing the number of shares on issue, the company could increase liquidity, enhance marketability, and ultimately expand its shareholder base.

REORGANIZATIONS/RESTRUCTURINGS

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Discussion

Requests to approve corporate reorganizations or restructurings range from the routine shuffling of subsidiaries within a group to major rescue programs for ailing companies. Taft-Hartley Advisory Services usually approves such resolutions unless there are clear conflicts of interest among the various parties, shareholders’ rights are being negatively affected, or certain groups or shareholders appear to be getting a better deal at the expense of general shareholders.

In the case of routine reorganizations of assets or subsidiaries within a group, Taft-Hartley Advisory Services’ primary focus with the proposed changes is to ensure that shareholder value is being preserved. This includes the effect of the reorganization on the control of group assets, the final ownership structure, the relative voting power of existing shareholders if the share capital is being adjusted, and the expected benefits arising from the changes.

Taft-Hartley Advisory Services also assesses the proposed restructuring and its impact on job loss with an emphasis on the company’s U.S. operations. In certain circumstances, jobs may be lost due to economic inefficiencies. However, we will not support reorganizations that unnecessarily eradicate employment, harming the beneficiaries, communities, and the company’s economic position.

In the case of a distress restructuring of a company or group, shareholders’ options are far more limited; often, they have no choice but to approve the restructuring or lose everything. In such cases, Taft-Hartley Advisory Services first determines the company’s degree of distress by determining whether or not the company still has a positive net asset value — that is, if realizable assets are greater than liabilities. Although rare, liquidation should be considered an option in these situations.

In most cases, however, the company has a negative asset value, meaning that shareholders would have nothing left after a liquidation. Taft-Hartley Advisory Services seeks to ensure that the degree of dilution proposed is consistent with the claims of outside parties and is commensurate with the relative commitments of other company stakeholders. Existing shareholders usually must accept the transfer of majority control over the company to outside secured creditors. Ultimately, ownership of a small percentage of something is worth more than majority ownership of nothing.

MERGERS AND ACQUISITIONS

For every M&A analysis, Taft-Hartley Advisory Services reviews publicly available information as of the date of our analysis and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors.

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

•

Valuation — Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, Taft-Hartley Advisory Services places emphasis on the offer premium, market reaction, and strategic rationale;

•	Market reaction — How has the market responded to the proposed deal? A negative market reaction will elicit greater scrutiny on a deal;

•

Strategic rationale — Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions;

•

Conflicts of interest — Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? We will consider whether any special interests may have influenced these directors and officers to support or recommend the merger;

•

Governance — impact of the merger on and shareholder rights. Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance;

•	The possibility of a high degree of job loss with no reasonable explanation; and

•	Any significant reduction in basic labor standards.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

Discussion

When evaluating the merits of a proposed acquisition, merger, or takeover offer, Taft-Hartley Advisory Services focuses on the financial and corporate governance impact on shareholder value, both in the immediate and long term. The primary concern is to determine whether or not the proposal is beneficial to shareholders’ existing and future earnings stream and to ensure that the impact on voting rights is not disproportionate to that benefit. Generally, we are interested in the long-term shareholder interests as opposed to short-term gains that devalue assets and have a negative impact on workers and communities.

Taft-Hartley Advisory Services will evaluate proposed mergers by looking at the justification for the merger; whether a reasonable financial arrangement has been proposed and a fairness opinion rendered; and the long-term impact of the business plans of the competing parties. We will assess the impact of the proposed merger on the affected workforce and community. For example, Taft-Hartley Advisory Services will assess the proposed merger’s impact on job loss with an emphasis on the company’s U.S. operations. In certain circumstances, jobs may be lost due to economic inefficiencies. However, we will not support mergers that unnecessarily eradicate employment, harming the beneficiaries, and the company’s economic position.

In the case of a cross-border merger, we consider the proposed merger affect on labor standards. Taft-Hartley Advisory Services will not support mergers that diminish basic labor standards. The resulting entity should comply with applicable laws and principles protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

In the case of an acquisition, Taft-Hartley Advisory Services examines the level of voting or earnings dilution and the logic of the proposed purchase if large share issuances are required. The method of financing is also important, as various methods can result in different valuations than originally perceived. Taft-Hartley Advisory Services also checks for an independent valuation of the terms, particularly if the target of the acquisition is not a publicly traded entity or asset and precise market valuations are not readily available.

This is important when determining whether or not a specific premium is justified. Control premiums on acquisitions vary widely depending on the industry, the time period, and the country. During the late 1980s in the United States, control premiums of up to 70 percent in certain sectors were considered reasonable. Broad averages over time indicate that premiums in the range of 20 percent to 30 percent are normal, but this must be evaluated on a case-by-case basis. For publicly traded entities or assets, Taft-Hartley Advisory Services looks at the price of the acquisition relative to the average market price prior to any announcement, as well as the historical price trends for 60 days prior. For non-publicly traded entities or assets, an independent financial evaluation becomes even more important.

In the case of mergers, Taft-Hartley Advisory Services examines whether or not the merger makes commercial or strategic sense for the company. Taft-Hartley Advisory Services also considers the method of effecting the merger and the ultimate impact on shareholders of the proposed financial and corporate governance structure. While historical relative valuations based on market prices are useful in the financial evaluation process, the often-complicated financial details of such proposals make an independent fairness opinion of extreme importance. The proposed board structure, share capital structure, and relative share ownership of the new company are all important factors for consideration in this evaluation process.

If the details of a given proposal are unclear or not available and a fairness opinion is also not available, Taft-Hartley Advisory Services will either abstain on or vote against the proposal. Abstention would most likely be the result of a lack of information about the proposal. If a company is uncooperative in providing information about the proposal or is evasive when responding to questions, Taft-Hartley Advisory Services will vote against it.

REINCORPORATION PROPOSALS

Vote reincorporation proposals on a CASE-BY-CASE basis.

Discussion

Reincorporation proposals are most commonly seen in Canada, where companies may register under one of the provincial business statutes. However, companies in other countries may also seek shareholder approval to reincorporate in a U.S. state or another country. Many companies, including U.S. companies, choose to reincorporate in places such as Bermuda, the Cayman Islands, or the British Virgin Islands for tax purposes.

When examining a reincorporation proposal, Taft-Hartley Advisory Services first examines the reasons for the move. Sometimes a reincorporation proposal is part of a restructuring effort or merger agreement that contributes significantly to a company’s growth, financial health, and competitive position more than the anticipated negative consequences of incorporating in another province or country. Some reincorporations allow firms to realize lower taxes or incorporation fees. In addition, there may be advantages to incorporating in the province in which the company conducts the bulk of its business.

Companies often adopt a new charter or bylaws with increased protection for management upon reincorporation. For instance, many reincorporation proposals are bundled with the ratification of a new charter that increases the company’s capital stock or imposes a classified board. When such changes to the charter include the addition of negative corporate governance provisions, the impact of these new provisions on shareholders must be balanced against the anticipated benefits of the reincorporation.

Taft-Hartley Advisory Services believes that reincorporations to countries, states, or provinces with less stringent disclosure requirements or corporate governance provisions are often management attempts to lessen accountability to shareholders. In such cases, Taft-Hartley Advisory Services will vote AGAINST the proposal. The expenses involved in a change of domicile relating to legal and administrative fees, plus the greater entrenchment such a reincorporation could provide management, would likely harm shareholders’ interests. In cases where companies propose to move to a more protective province or country and supply reasonable financial reasons for doing so, the benefits of the reincorporation must be weighed against the costs of possible management entrenchment.

Taft-Hartley Advisory Services also considers the reincorporation’s impact on the employment environment. We do not support reincorporations to new jurisdictions that diminish basic labor rights and standards.

EXPANSION OF BUSINESS ACTIVITIES

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Discussion

Companies are usually required by law to include in their articles of association or memorandum of association specific business purposes in the form of an objects clause. Because most countries require shareholder approval before articles can be amended, any change to the company’s objects clause requires shareholder approval. Countries often seek shareholder approval to amend the objects clause to expand business lines.

Expanding business lines is a decision usually best left to management, but there are some instances where Taft-Hartley Advisory Services withholds support for such changes. If a company has performed poorly for several years and seeks business expansion into a risky enterprise, Taft-Hartley Advisory Services would require further clarification from management regarding the purpose of the expansion. If the company does not provide a satisfactory business plan, Taft-Hartley Advisory Services will not support the proposal. Furthermore, if the company does not adhere to basic labor principles or codes of conduct in the expansion of its business, then Taft-Hartley Advisory Services will not support the proposal. For example, the expansion must comply with applicable laws and regulations, provide legitimate policies regarding workplace health and safety, and recognize basic labor rights. Taft-Hartley Advisory Services believes that these policies and practices affect long-term corporate performance and increase shareholder value.

RELATED PARTY TRANSACTIONS

Vote on a CASE-BY-CASE basis, resolutions that seek shareholder approval on related party transactions considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided; the pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, Taft-Hartley Advisory Services may vote against the election of the director involved in the related-party transaction or the full board.

Vote AGAINST related party transactions when details of a particular arrangement are not available.

Discussion

Shareholders are often asked to approve commercial transactions between related parties. A transaction between a parent company and its subsidiary, or a company’s dealings with entities that employ the company’s directors, are usually classified as related party transactions and are subject to company law or stock exchange listing requirements that mandate shareholder approval. Shareholder approval of these transactions is meant to protect shareholders against insider trading abuses.

In most cases, both the rationale and terms of such transactions are reasonable. Taft-Hartley Advisory Services looks for evidence of an evaluation of the transaction by an independent body, but this is not always available. Unless the agreement requests a strategic move outside the company’s charter or contains unfavorable terms, Taft-Hartley Advisory Services will support the proposal. However, in many countries, detailed information about related-party transactions is not available. In some cases, no information is available. When sufficient information is not available, Taft-Hartley Advisory Services will vote AGAINST the arrangement.

COMPENSATION PLANS

Vote AGAINST a company’s compensation-related proposal due to one or a combination of several of the following factors:

•	The proposed compensation policy/report was not made available to shareholders in a timely manner;

•	The level of disclosure of the proposed compensation policy is below what local market best practice standards dictate;

•	Concerns exist with respect to the disclosure or structure of the bonus or other aspects of the remuneration policy such as pensions, severance terms, and discretionary payments;

•	Concerns exist surrounding the company’s long-term incentive plan(s), including but not limited to, dilution, vesting period, and performance conditions; Excessive severance arrangements/payments;

•	Provision of stock option grants, or similarly structured equity-based compensation, to non-executive directors; and/or

•	Where boards have, otherwise, failed to demonstrate good stewardship of investors’ interests regarding executive compensation practices.

Vote AGAINST other appropriate resolutions as a measure of discontent against egregious remuneration practices (as a result of one or a combination of several factors highlighted above) or where a company has not followed market practice by submitting a resolution on executive compensation.

A negative vote could be applied to any of the following resolutions on a case-by case basis:

•	The (re)election of members of the remuneration committee;

•	The discharge of directors; or

•	The annual report and accounts.

Failure to propose a resolution on executive compensation to shareholders in a market where this is routine practice may, by itself, lead to one of the above adverse votes regardless of the companies’ remuneration practices.

Management Proposals Seeking Shareholder Approval of the Company’s Compensation Policy (Say on Pay)

Vote on a CASE-By-CASE basis, management proposals seeking ratification of a company’s compensation policy.

Taft-Hartley Advisory Services believes that seeking annual shareholder approval of a company’s compensation policy is a positive corporate governance provision, and considers the following compensation best practices in evaluating shareholder votes on corporate compensation practices:

•	Appropriate pay-for-performance alignment with emphasis on long-term shareholder value.

•	Avoidance of arrangements that risk “pay for failure”.

•	Independent and effective compensation committees.

•	Provision of clear and comprehensive compensation disclosures to shareholders.

•	Avoidance of inappropriate pay to non-executive directors.

Non-Executive Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote on non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote on proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Vote AGAINST non-executive director remuneration if documents (general meeting documents, annual report) provided prior to the general meeting do not mention fees paid to non-executive directors.

Vote AGAINST non-executive director remuneration if the company intends to excessively increase the fees in comparison with market/sector practices, without stating compelling reasons that justify the increase.

Vote AGAINST proposals that provide for the granting of stock options, or similarly structured equity-based compensation, to non-executive directors.

Discussion

The recent financial crisis has shown that poor remuneration systems can lead to the inefficient allocation of company resources and can incentivize behavior that is detrimental to long-term shareholder interests. More than ever, shareholders have become concerned with how companies compensate their executives. Scrutiny has been applied to ascertain whether executive pay is appropriate for a company’s size, market, and industry, and whether remuneration structures sufficiently incentivize long-term share value growth and avoid “pay for failure”. In response to this growing trend, many legislatures/regulators have taken steps to strengthen shareholders’ role in the determination of remuneration practices by increasing companies’ disclosure requirements with respect to compensation practices as well as by recommending (or requiring) that companies provide voting resolutions on remuneration practices at their annual shareholder meetings.

Taft-Hartley Advisory Services supports plans that motivate participants to focus on maximizing long-term shareholder value and returns, encourage employee stock ownership, and more closely align employee interests with those of shareholders. However, we recognize that in many markets, the degree of information available to evaluate compensation proposals is usually limited in detail. For this reason, Taft-Hartley Advisory Services applies its compensation policies and methodology to the extent that market disclosure practices allow.

Taft-Hartley Advisory Services reviews three main types of compensation plans: stock option plans, incentive plans, and share purchase plans. Also included in this section are grants outside of plans.

Stock Option Plans

Stock option plans grant participants an option to buy company shares at a set price (the exercise price). Shares are usually granted at market prices and may be exercised when the company’s share price reaches the exercise price. Participants may then purchase the promised shares at the strike price and may later sell the shares after their purchase (or after a defined holding period when the shares may not be sold). Among the criteria that Taft-Hartley Advisory Services examines in evaluating stock option plans are the following, generally organized from criteria of greater importance to criteria of lesser importance:

Shares Reserved for Issuance of Options Under the Plan

The maximum number of shares Taft-Hartley Advisory Services approves under a plan depends on the classification of a company’s stage of development as growth or mature. Growth companies are usually smaller, in new industries requiring significant research and development, and have restricted cash flows. A company in an established industry but expanding rapidly, or a mature company that is experiencing an extended period of rapid expansion, may also be classified as growth. Mature companies are characterized by stable sales and revenue growth, production efficiencies resulting from volume gains, and strong cash flow resulting from developed products in the payoff stage.

For mature companies, shares available under stock option plans should be no more than five percent of the issued capital at the time of approval under all plans. For growth companies, shares available should be no more than ten percent of the issued capital at the time of approval under all plans (and five percent under the proposed plan.) For all companies, an absolute number of shares fixed at the time of approval is ideal, but many countries do not include such a limit. In these cases, revolving limits (a certain percentage of issued shares at any one time) of five or ten percent are common. The practice of setting a percentage of shares issuable over a certain number of years before or after the plan is adopted appears to be a compromise between these first two methods. Taft-Hartley Advisory Services prefers plans where the limits are sufficiently spread out, e.g., five percent in five years, ten percent in ten years.

Exercise Price

Taft-Hartley Advisory Services prefers that options be priced at 100 percent of the shares’ fair market value on the date of grant. Usually this is taken as the closing price of the company’s shares on the day prior to the date of grant. Some countries determine fair market value as an average of the trading price for the five days prior to the date of grant. This is a common and acceptable practice. Some emerging market countries use a 30-day average or longer to determine fair market value; these resolutions must be reviewed on a case-by-case basis, although provisions of longer than 30 days increase the possibility of discounted options.

Exercise Price Discounts

Taft-Hartley Advisory Services strongly opposes grants of discounted options to both executive and nonexecutive directors. In the absence of vesting periods or performance criteria (see below), discounted option grants to directors amount to a cash bonus at shareholder expense. Under such circumstances, option holders have an incentive to cash in their grants for an immediate return rather than hold on to their options for future gains. This undermines the incentive value underlining these plans. A few countries allow for options to be granted at a discount to market prices. Taft-Hartley Advisory Services approves of discounts up to 20 percent, but only for grants that are a part of a broad-based employee plan, including all nonexecutive employees.

Plan Administration

Taft-Hartley Advisory Services opposes allowing the administering committee to grant options to itself due to the potential for “backscratching” abuse. Administration of plans should be in the hands of directors who are unable to participate in the plan. Plans administered by the full board should not allow voting by executive directors; plans administered by remuneration committees should be composed entirely of independent directors. Plans that allow nonexecutive directors to participate should not give them any discretion on individual grants; instead, an automatic system of grants should be introduced with fixed annual grants at market prices on a fixed date. Alternatively, Taft-Hartley Advisory Services approves of separate nonexecutive director option plans with independent administration.

Eligibility and Participation

Taft-Hartley Advisory Services prefers separate plans for employees, directors, and nonexecutive directors, but most plans include all or some combination of these categories of participants. Other global plans distinguish between full-time and part-time employees or establish a set length of service to the company (usually one year) before options may be granted. Most plans allow the administrating committee to select plan participants.

Performance Criteria and Vesting Provisions

Performance criteria and vesting provisions are important considerations when evaluating a compensation plan, and the existence of long vesting provisions and realistic performance criteria are highly preferred. The ultimate goal of share option plans is to tie executive and employee remuneration to company performance and to give key employees and executives incentive to stay with the firm. Generally in markets where disclosure is an issue, if a plan meets all other aspects of Taft-Hartley Advisory Services’ guidelines, these two criteria are not mandatory. However, whenever greater disclosure is the market norm, we will oppose plans that do not include sufficiently challenging performance criteria or carry a minimum three-year vesting period. This information is commonly provided in markets such as the United Kingdom, Canada, The Netherlands and Australia. Finally, any matching shares that are provided by companies should be subject to additional performance conditions.

Retesting of Performance Criteria

Remuneration plans should not allow for the retesting of performance criteria over another time period if these conditions were not met within the initial period. Retesting is destructive to the incentive value of such plans and undermines the worth of performance criteria. Whenever disclosure is sufficient enough to determine if retesting is allowed under a company’s plan, we will take this feature into consideration for our overall evaluation of the plan.

Market Specifics:

•   In the UK, whether the terms of a compensation plan are to be satisfied by the issuance of new shares or through the use of treasury shares, the maximum commitment of the aggregate awards under all of the company’s plans should not exceed 10% of issued ordinary capital over a rolling 10-year period for broad-based plans. Within these limits, awards for discretionary plans should not exceed 5% for a rolling 10-year period.

Other Features Specific to Option Plans

Issue Terms

Some countries require optionees to pay a nominal fee (often equivalent to $0.01) for every option received. This is common and acceptable, although many companies that once enforced this provision are now deleting it from the rules of their plans.

Option Repricing

Some plans include specific provisions allowing for the repricing of options at the board’s discretion. Taft-Hartley Advisory Services opposes plans that include option repricing when the exercise price is reduced in response to a dropping share price. Repricing outstanding options reduces the incentive that options provide to raise the share price for shareholders.

Financial Assistance

Some plans offer participants loans to pay the full exercise price on their options. If loans are part of a company’s option plan, Taft-Hartley Advisory Services prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. Taft-Hartley Advisory Services also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against an option plan, but they are taken into consideration in Taft-Hartley Advisory Services’ analysis of the plan.

Plans for International Employees

Many overseas companies introduce separate plans or delegate a special section of their option plan to deal with tax considerations raised by having a large number of employees working in other countries. Many of these plans contain provisions that deal directly with particular U.S. tax code provisions on stock options. Taft-Hartley Advisory Services applies the same criteria to these plans as to country-specific plans.

Stock Appreciation Rights

Stock appreciation rights (SARs) allow participants to receive the difference between the exercise price and the market price at the date of exercise. Many companies use SARs in lieu of regular options. While SARs do not result in the dilution associated with large option exercises, there is little difference between an SAR and a regular option from a shareholder perspective because the financial cost to the company is the same. However, SARs do not encourage stock ownership by participants because they involve no purchase or sale of company stock. Taft-Hartley Advisory Services reviews SARs in the context of the option plan under which they are issued.

Phantom Stock Option Plans

Phantom stock options offer participants cash bonuses based on the increase in share price during a set period of time. Phantom plans are distinct from SARs in that they often form their own separate plan. Some companies will create a phantom stock option plan to award employees who reside in countries that do not allow stock-based compensation. Participants are designated a set number of hypothetical (phantom) shares, on which the award is based. While Taft-Hartley Advisory Services prefers compensation plans that encourage employee ownership, SARs and phantom options are an effective way to provide incentive.

Super Options

Super options exceed the limits in a particular country for the value of options granted to any one individual, although they are usually tied to significantly more restrictive vesting provisions and performance criteria. U.K. super options, for example, exceed the Association of British Insurers’ recommended limit that options represent no more than four times a participant’s salary, yet the stricter performance criteria and longer vesting periods usually mitigate excessive grants. Additionally, dilution resulting from super options has historically been fairly moderate. Super options appear most often in advanced markets with developed stock option plans.

Restricted Stock

Restricted stock is specifically designated stock offered at a discount to executives, often under U.S. option plans but increasingly among overseas plans as well. Company shares may be granted outright to optionees with no payment required for the receipt of the shares. Such awards can be extremely expensive, as participants exercise awards at fixed prices far below the current market price. If restricted stock is included as part of a stock option plan, Taft-Hartley Advisory Services expects strict limits on the amount of shares that may be issued in this form.

Dividends Under Option and Dividend Equivalent Payment Provisions

Most holders of stock options do not receive dividend payments. However, some option plans allow participants to receive dividends or dividend equivalent payments prior to the exercise of options. Taft-Hartley Advisory Services believes that any economic benefit derived from option plans should occur at the time of exercise.

Incentive Plans

Share incentive plans tie key employees’ compensation more directly to company performance. Though most popular in the United Kingdom, incentive plans are becoming increasingly popular across the globe. Incentive plans provide participants with free grants of company shares (or, less frequently, cash grants) in proportion with prearranged performance criteria—often earnings per share measured against inflation or total shareholder return. These indicators are frequently compared with those of other firms in the company’s industry or stock market index, creating a benchmark and a further determinant of the number of shares granted to a particular participant. Proponents of incentive plans note that they offer shareholders the potential for less dilution and that they more directly encourage participants to focus on long-term company performance through strict performance criteria tied to more than just share price movements.

Most incentive plans are organized with strict vesting provisions, where participants may not receive the share awards until after a period of three years or more. Many plans also grant a percentage of the total amount reserved for each participant on a sliding scale measured against performance criteria. Performance criteria targets that have been satisfied only to a certain point may represent disbursement of 25 percent of the shares or cash to a participant, while 100-percent satisfaction may represent the full allotment of the grant. From a shareholder perspective, this graduated system of performance criteria is a major advance.

Evaluation of incentive plans is similar to that of option plans in that acceptable dilution and impartial administration and eligibility remain key factors for a positive recommendation. Insufficient performance criteria or abbreviated vesting provisions are deciding factors as well.

Share Purchase Plans

Share purchase plans allow participants to purchase shares in the company, often at a discount to market prices. These plans are often broad-based in nature, as they are usually open to all employees. Other plans operate via monthly deductions from employees’ paychecks, gathered and held for safe keeping by a trust or a bank and used every month or year to purchase company stock.

Taft-Hartley Advisory Services will approve many of these plans because they encourage wide share ownership in the company among employees. Taft-Hartley Advisory Services generally approves broad-based, employee-directed share purchase plans with discounts up to 20 percent. Dilution, eligibility, and administration are the key factors in determining Taft-Hartley Advisory Services’ recommendation

Other Features Specific to Share Purchase Plans

Eligibility

While eligibility under share purchase plans is evaluated similarly to stock option plans, Taft-Hartley Advisory Services affords more flexibility with the terms of broad-based employee purchase plans. The inclusion of permanent part-time employees and employees who have been with the company for less than one year are provisions of employee plans that are routinely approved.

Loan Terms

Some plans offer participants loans to pay for the shares. If loans are part of a share purchase plan, Taft-Hartley Advisory Services prefers that loans be made to employees as part of a broad-based, company-wide plan to encourage ownership rather than being given only to executive directors. Taft-Hartley Advisory Services also prefers loans with interest set at market rates that must be paid back in full over a reasonable length of time. The absence of these features does not necessary warrant a recommendation against a share purchase plan, but they are taken into consideration in Taft-Hartley Advisory Services’ analysis of the plan.

Grants Outside of Plans

Resolutions asking shareholders to approve specific grants of shares or cash outside of established plans are problematic. Some companies prefer not to adopt formal share plans, instead asking shareholders to approve yearly grants to specific employees. Taft-Hartley Advisory Services prefers that companies make such grants in the context of an established plan.

Taft-Hartley Advisory Services’ primary concern with grants outside of plans is the level of dilution they afford. The number of shares issued as part of the grants, when combined with the number of shares reserved for the company’s other share plans, must fall within acceptable dilution limits. Vesting provisions and performance criteria are also important and are evaluated on the same basis as if the grants were part of a formal plan.

ANTITAKEOVER MECHANISMS

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Discussion

Common antitakeover mechanisms include staggered boards, super-voting shares, poison pills, unlimited authorized capital authorizations (including blank check preferred stock), and golden shares. Some of these restrictions are aimed solely at limiting share ownership by foreign or unwanted minority shareholders, and others are designed to preclude an unwanted takeover of the target company by any party. Taft-Hartley Advisory Services opposes all forms of such mechanisms, as they limit shareholder value by eliminating the takeover or control premium for the company. As owners of the company, shareholders should be given the opportunity to decide on the merits of takeover offers.

Renew Partial Takeover Provision (Australia)

Australian law allows companies to introduce into their articles a provision to protect shareholders from partial takeover offers, to be renewed by shareholders every three years. If a partial takeover of the company is announced, directors are required to convene a shareholder meeting at least 15 days before the closing of the offer to seek approval of the offer. If shareholders reject the resolution, the offer is considered withdrawn under company law and the company can refuse to register the shares tendered to the offer. Taft-Hartley Advisory Services approves of consulting shareholders on takeover offers, and this article provides protection for minority shareholders by giving them ultimate decision-making authority based on their own interests, not the interests of directors or outside parties. Taft-Hartley Advisory Services supports the adoption of this proposal in almost all cases.

Golden Shares

Recently privatized companies across the world often include in their share structure a golden share held by their respective governments. These shares often carry special voting rights or the power of automatic veto over specific proposals. Golden shares are most common among former state-owned companies or politically sensitive industries such as utilities, railways, and airlines. While the introduction of golden shares is not a desirable governance practice, Taft-Hartley Advisory Services recognizes the political importance certain companies hold for governments and treats the introduction or amendment of government shares on a case-by-case basis.

Poison Pills (Canada, Japan)

Otherwise known as shareholder rights plans, poison pills are seen primarily in the Canadian and Japanese markets. Companies generally state that they seek to adopt or renew pills in order to protect shareholders against unfair, abusive, or coercive takeover strategies and to give the target company’s board time to pursue alternatives to a hostile takeover bid. Theoretically, the board will refuse to redeem the pill in the face of an unfair offer in order to force a bidder to negotiate for a better offer, at which point it will redeem the pill.

In accomplishing these goals, however, many rights plans place too much of the decision-making powers in the hands of the board and management and out of the hands of shareholders. However, we note that many Canadian companies have adopted new shareholder rights plans that address the concerns of institutional investors, namely providing for three-year sunset provisions, allowing for partial bids to proceed despite board opposition, and curtailing the overall level of discretion afforded the board in interpreting the pills.

Nonetheless, Taft-Hartley Advisory Services guidelines generally do not support the adoption of poison pills on the grounds that they serve to entrench management. Improperly structured rights plans have been used by boards to ward off offers beneficial to shareholders. Current owners should decide who will own the company, with advice and negotiation from the board and management. When considering the merits of a poison pill, Taft-Hartley Advisory Services also examines what other antitakeover devices the company has and the company’s treatment of shareholders in past situations.

Poison pills often have a sunset provision, which requires shareholder confirmation of the plan. Most pills have either a three-year or a five-year sunset provision, requiring that shareholders confirm the continuation of the plan three or five years from the date of adoption. Taft-Hartley Advisory Services guidelines support a three-year sunset provision, which affords shareholders the ability to reconsider the plan in light of changing market conditions and to review management’s use of the plan. Canadian pills also typically include of a permitted bid clause, under which the takeover bid must be made on equal terms to all holders of the company’s voting shares; the company must extend the expiration of the bid, usually by 45 or 60 days following the date of the bid. Management sets the terms of the permitted bid clause, and therefore it influences the level of protection that will be provided to shareholders.

Taft-Hartley Advisory Services determines whether the permitted bid feature offers shareholders adequate powers relative to the board in the event of a bid not being approved by the board. Allowing shareholders the right to override the board as a means of balancing power is crucial, but the specifics of the permitted bid clause are usually insufficient. Under the clause, a shareholder who is not intent on a complete acquisition but merely wishes to purchase a significant stake in the company may trigger the pill. This gives the board power to deny shareholders the benefit of a large semi-controlling shareholder and precludes partial bids that may be in shareholders’ interests. In addition to the sunset provision and the structure of the permitted bid clause, in order to qualify for approval, a shareholder rights plan must satisfy ALL of the following conditions:

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Permitted bid clause structure: a permitted bid clause must allow for partial bids supported by a majority of shareholders to proceed despite board opposition; bid periods should generally not be greater than 60 days; the clause” should not contain a “toehold provision” that would any person who already controls a specified percentage of shares from making a permitted bid;

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Amendments: the ability of the board to amend key terms of the plan without shareholder approval following initial adoption of the plan must be limited to clerical and typographical changes and changes required to maintain the validity of the rights plan;

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Exchange option: a plan must not contain a provision that would enable the board to issue in exchange for the right, with or without further charge, debt or equity securities, other assets of the company, or any combination thereof;

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Definition of Fair Market Value: the board must not have the discretion to interpret the fair market value of the company’s shares if the board determines that the value was adversely affected by the news of an anticipated or actual bid or by other means of manipulation;

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Affiliates and Associates: the board’s discretion to decide which parties are acting in concert to determine the level of beneficial ownership, which could be used to trigger the pill should be limited and well-defined in the text of the plan;

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Mandatory Waiver: if the board waives the triggering of the pill with respect to one bidder, the board must be required to waive the pill in favor of any subsequent bids, preventing the board from favoring one bid over another regardless of shareholder interests.

Since 2006, the vast majority of Japanese poison pills have been so called “advance warning-type” (“advance notice-type”) defense plans. In these cases, the board announces in advance a set of disclosure requirements it expects any bidder to comply with, as well as a waiting period between the submission of this information and the launch of the bid. As long as the bidder complies with these rules, the company “in principle” will take no action to block the bid, but will allow shareholders to decide.

The exceptions are where the bid is judged to be clearly detrimental to shareholders, such as in situations defined by a Japanese court or in a report of the government’s Corporate Value Study Group. These include greenmail, asset stripping and coercive two-tier offers. Usually, such judgments are made by a “special committee” or “independent committee,” but the committee’s decision is usually subject to being overruled by the board. At some companies the decisions are made by the board with no committee input at all. Advance warning-type defenses do not require shareholder approval, although in most cases companies are choosing to put them to a shareholder vote, as it is believed that doing so will put the company in a stronger position in the event of a lawsuit.

Where a company implements an advance warning-type defense without a shareholder vote, Taft-Hartley Advisory Services will similarly examine the details of the plan, and where we deem it to be detrimental to shareholder value, we will consider recommending votes against the company’s representative director(s).

Depositary Receipts and Priority Shares (The Netherlands)

Depositary receipts are an especially common antitakeover defense among large Dutch companies. In the event of a hostile takeover bid, ordinary voting shares are first issued to a company-friendly trust or foundation. The trust or foundation in turn issues depositary receipts, similar to banks in the United States issuing ADRs except that the foundation retains the voting rights of the issued security. The depositary receipts carry only the financial rights attached to the shares (i.e., dividends). In this manner, the company gains access to capital while retaining control over voting rights. Nonvoting preference shares can be issued to trusts or foundations in a similar fashion.

Priority shares, established in a company’s articles, may be awarded with certain powers of control over the rest of the company. In practice, priority shares are held by members of the supervisory board, company-friendly trusts or foundations, or other friendly parties. Depending on the articles, priority shareholders may determine the size of the management or supervisory boards or may propose amendments to articles and the dissolution of the company. Taft-Hartley Advisory Services will vote against the introduction of depositary receipts and priority shares.

SHAREHOLDER PROPOSALS

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Discussion

Unlike in the United States where shareholders proposals are quite common, they are less common overseas. One market where proposals sponsored by shareholders are more common is the German market. There are two types of such proposals—shareholder proposals and counterproposals. Counterproposals are filed in direct opposition to proposals put forward by management at a given shareholder meeting. Many shareholder and counterproposals in Germany focus on environmental and labor issues. The number of shareholder proposals is also on the rise in Canada, although the aggregate annual number still pales in comparison to the U.S. In general shareholder proposals seen at global companies cover a wide variety of issues, including fundamental corporate governance topics, social issues, direct action proposals, as well as many unique proposals.

Taft-Hartley Advisory Services’ position on the issues covered in many of these proposals has already been discussed. Generally, Taft-Hartley Advisory Services will evaluate shareholder proposals to determine whether they are in the best economic interests of the participants and beneficiaries we represent. Taft-Hartley Advisory Services’ clients, not Taft-Hartley Advisory Services, choose the companies in which they invest and, ultimately, Taft-Hartley Advisory Services’ responsibility is to protect their economic interests. This does not mean, though, that Taft-Hartley Advisory Services must take a short-term approach when evaluating these proposals. Rather, Taft-Hartley Advisory Services will vote in consistency with the economic best interests of the participants and beneficiaries.

In general, Taft-Hartley Advisory Services supports proposals that request the company to furnish information helpful to shareholders in evaluating the company’s operations. In order to intelligently monitor their investments, shareholders often need information best provided by the company in which they have invested. Requests to report such information merit support. Taft-Hartley Advisory Services will evaluate proposals seeking the company to cease taking certain actions that the proponent believes is harmful to society or some segment of society with special attention to the company’s legal and ethical obligations, its ability to remain profitable, and potential negative publicity if the company fails to honor the request.

Taft-Hartley Advisory Services reviews all shareholder proposals to ascertain whether the proposal is beneficial or detrimental to shareholder value. Most resolutions fall into three basic categories: corporate governance, social, and environmental. While shareholder proposals in most countries are not as prevalent as they are in the United States, they are becoming more common, and standards for reviewing the various types of proposals are necessary.

Corporate Governance Proposals

Corporate governance-related proposals must be evaluated carefully because any changes can dramatically affect shareholder value. Support for such proposals must be measured against the likely impact that approval would have on the company’s operations. If a measure would improve disclosure of company activities in nonstrategic areas and at minimal costs, Taft-Hartley Advisory Services supports the proposal. If a proposal seeks to improve the company’s corporate governance structure, such as adopting board committees, eliminating staggered board structures, or canceling antitakeover instruments, approval is also warranted. However, if acceptance of a proposal is likely to lead to a disruption in board or management operations and to cause the company to incur significant costs without clear benefit, Taft-Hartley Advisory Services will oppose the proposal.

Social and Environmental Proposals

The voting fiduciary should support social and environmental proposals if they either contribute to the long term interests of plan participants and beneficiaries, or will have no adverse impact on plan participants and beneficiaries.

Global codes of conduct for social, human, and economic standards are an important component in the stability of world economic conditions and in protecting the current lifestyle of plan beneficiaries and participants. Without agreement on international codes, some international companies could pursue a race to the bottom strategy that could ultimately undermine U.S. environmental and economic conditions.

Report on Environmental Policies

These resolutions request the company to disclose its environmental practices. For example, Taft-Hartley Advisory Services will generally support proposals calling for a report on hazardous waste policies and issues regarding Maquiladora factories in Mexico.

Adoption of “CERES Principles”

These resolutions call for the adoption of principles that encourage the company to protect the environment and the safety and health of its employees. Many companies have voluntarily adopted these principles. Taft-Hartley Advisory Services will generally support these proposals as they often improve the company’s public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage.

Adoption of “MacBride Principles”

These resolutions call for the adoption of the MacBride Principles for operations located in Northern Ireland. They request companies operating abroad to support the equal employment opportunity policies that apply in facilities they operate domestically. Taft-Hartley Advisory Services will support such proposals as an appropriate obligation for the company to undertake.

Contract Supplier Standards

These resolutions call for compliance with governmental mandates and corporate policies regarding nondiscrimination, affirmative action, work place safety and health and other basic labor protections. Taft-Hartley Advisory Services will generally support proposals that:

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seek publication of a “Code of Conduct” to the company’s foreign suppliers and licensees, requiring they satisfy all applicable standards and laws protecting employees’ wages, benefits, working conditions, freedom of association, and other rights.

•	request a report summarizing the company’s current practices for enforcement of its Code of Conduct.

•	establishes independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with the Code of Conduct.

•	create incentives to encourage suppliers to raise standards rather than terminate contracts.

•	implement policies for ongoing wage adjustments, ensuring adequate purchasing power and a sustainable living wage for employees of foreign suppliers and licensees.

•	request public disclosure of contract supplier reviews on a regular basis.

Corporate Conduct and Human Rights

Taft-Hartley Advisory Services will generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights; such as the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

SCHEDULE C

Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision:

Portfolio Management Product Area (check one):

☐ Growth
☐ Value	☐ International Equity	☐ Convertible
☐ Fixed (High Yield)	☐ Fixed (High Grade)

Security Issuer:

Security’s exchange ticker symbol:

Cusip #:

# of Shares held/par amount held:

Percentage of outstanding shares/par amount held:

Type of accounts holding security: Mutual Funds (name each fund):

Separate Accounts (specify number):

Other (describe):

Applicable Guidelines (check one):

☐ MacKay Standard (A or B)

☐ Other (specify):

☐ N/A

Shareholder/Bondholder/Lender Meeting Date:

Response Deadline:

Brief Description of the Matter to be Voted On:

Proposal Type (check one):

☐ Management Proposal

☐ Shareholder Proposal (identify proponent:                                                                                            )

Recommended vote by issuer’s management (check one):	☐ For	☐ Against	☐ N/A

Recommended vote by ISS (check one):	☐ For	☐ Against
	☐ Abstain	☐ N/A
☐ No Recommendation

Portfolio manager recommended vote (check one):	☐ For	☐ Against
☐ Abstain

Describe in detail why you believe this override/decision is in the client’s best interest (attach supporting documentation):

Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and any executive officers of MacKay Shields or any of its affiliates?

☐ No        ☐ Yes (describe below)

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?

☐ No        ☐ Yes

If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?

☐ No        ☐ Yes (describe below)

Certification:

The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)’ best interests without regard to the interests of MacKay Shields or any related parties.

Date:
Name:
Title:

Product Head Concurrence with Override Request/Decision:

Date:
Name:
Title:

Legal/Compliance Action:

☐ Override/decision approved

☐ Referred to Compliance Committee for Further Consideration

Date:
Name:
Title:

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

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MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

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In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on its analysis if such a vote appears consistent with the best interests of clients.

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MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable.

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In circumstances when there may be an apparent material conflict of interest between MCM’s interests and clients’ interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be “echo voted” or “mirror voted” in the same proportion as other votes, by voting the proxies as recommended by an independent service provider, or by abstaining or taking no action. In other cases, MCM might use other procedures to resolve an apparent material conflict.

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MCM may use an independent service provider to assist in voting proxies, keep voting records, and disclose voting information to clients. MCM’s Proxy Voting policy and reports describing the voting of a client’s proxies are available to the client on request.

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MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other principal proponent of a proposal, or an entity closely affiliated with the proxy issuer or other principal proponent of a proposal, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients’ best economic interests usually means voting with the recommendations of these management teams (or their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management or board recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management or board recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents – such as, without limitation, proposals that would affect corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management or board recommendation (or abstain or take no action) based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management or board recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management or board recommendations in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM generally considers each proxy proposal on its merits, and periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management or board recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team or board is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team or board no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management or board recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To minimize the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM rarely considers directing such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not timely receive essential information such as the proxy proposal itself or modifications to the required voting date. Other ballots may be voted but not counted, or may be counted in an unexpected way, because of factors such as foreign voting requirements or other limitations. For example, in a few foreign markets, ballots cast by MCM may not be counted if required powers of attorney between the client and the custodian are not maintained. Also in foreign markets, ballots for securities held by a custodian in an omnibus account for multiple customers may be voted in an unexpected manner if the custodian receives different voting instructions from its customers and cannot split its vote as each customer requested.

9.a MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by a previous adviser), MCM may choose to abstain or take no action on the proxies. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, or if MCM may have a material conflict of interest in voting certain proxies and alternative voting procedures are not desirable. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances such as when the issuer or other proponent of a proxy proposal is also a client of MCM, it is possible that an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3 above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure generally may be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM seeks to document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies in cases when, without limitation, service providers cannot echo vote proxies of certain securities (such as those issued by foreign companies), or in other cases when alternative voting procedures are not desirable; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may elect to vote proxies for its own account instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines that do not delegate full discretion to MCM, or that are not fully consistent with these procedures. In particular, MCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis. MCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Operations/Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts, generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

20.b. MCM seeks to document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Operations/Client Services Department also documents certain other non-routine proxy voting issues, including: the basis for (1) any decision to vote against a management or board recommendation for reasons other than general matters affecting corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management or board recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions (i) to vote against corporate governance proposals such as those described above, or (ii) to abstain or take no action on proxies in circumstances (A) when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, (B) when MCM has sold or determined to sell a security, or when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or (C) when other routine situations arise such as those identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements issued by domestic (and some foreign) issuers if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S. – based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

* * *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended:	February 10, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended:	July 19, 2006
Approved by:	Steven Carlson /s/
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

Amendment Approved:	August 8, 2008
Approved by:	Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	September 1, 2008

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

EFFECTIVE AS OF

MAY 1, 2009

BRANDES INVESTMENT PARTNERS, L.P.

PROXY VOTING POLICY

Brandes Investment Partners, L.P. (“Brandes”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA Plans”). This document sets forth Brandes’ policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. Specifically, Rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

I. OBJECTIVE

Where Brandes is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Brandes generally votes in accordance with the recommendations of management and/or a third-party proxy service provider (see discussion below) on these issues, although, on occasion Brandes abstains from voting on these issues.

When making proxy-voting decisions, Brandes generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by Brandes’ Corporate Governance Committee. The Guidelines are described generally in an insert to our Form ADV, Part II and on our website, and are made available to clients on request. The Guidelines, which have been developed with reference to the positions of certain third party proxy service providers, set forth Brandes’ positions on recurring issues and criteria for addressing non-recurring issues.

II. ACCOUNTS FOR WHICH BRANDES HAS PROXY VOTING RESPONSIBILITY

Brandes generally is responsible for voting proxies with respect to securities selected by Brandes and held in client accounts. Brandes’ form Investment Advisory Agreement provides that Brandes is generally responsible for proxy voting unless the client has directed Brandes to the contrary in writing. As a general rule, Brandes does not, however, vote proxies for securities not selected by Brandes but that are nevertheless held in a client account or where Brandes otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA Plans. Where authority to manage ERISA Plan assets has been delegated to Brandes, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed Brandes has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA Plan should:

•	Be in writing;

•	State that Brandes is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	Be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

III. ADHERENCE TO CLIENT PROXY VOTING POLICIES

Although clients do not always have proxy voting policies, if a client has such a policy and instructs Brandes to follow it, Brandes will follow those instructions except in any instance in which doing so would be contrary to the economic interests of the plan or otherwise imprudent or unlawful. In the case of ERISA Plans, Brandes, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

Brandes must, to the extent possible, comply with each client’s proxy voting policy (unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

IV. ARRANGEMENTS WITH PROXY SERVICE PROVIDERS

Brandes presently uses the following firms as third-party proxy service providers (“PSP”) to assist in voting proxies.

•

Risk Metrics Group (“RMG”) is a proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. RMG’s primary function with respect to Brandes is to appraise it of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

•

Broadridge Financial Solutions’ Proxy Edge service is an electronic proxy voting and vote-tracking service. Broadridge’s primary function with respect to Brandes is to apprise it of the shareholder meeting dates of securities holdings, forward copies of proxy materials, and vote proxies in accordance with our instructions.

•

Glass, Lewis & Co., LLC is a leading research and professional services firm that assists institutions globally that have investment, financial or reputational exposure to public companies. It provides research and recommendations for Brandes for voting on proxy proposals.

•

Proxy Governance, Inc. provides research and proxy voting recommendations on U.S. and non-U.S. publicly traded companies. Coverage is based on securities held in client portfolios. For non-U.S. companies, research and recommendations may be provided through partnerships with other leading proxy advisory firms, or directly by Proxy Governance when proxy materials are reasonably available in a timely manner.

Although we may consider RMG’s and others’ recommendations on proxy issues, Brandes bears ultimate responsibility for proxy voting decisions. For ERISA Plans for which Brandes votes proxies, Brandes is not relieved of its fiduciary responsibility by following directions of a PSP or the ERISA Plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

V. CONFLICTS

Brandes is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Brandes; (ii) Brandes has material business relationships with participants in proxy contests, corporate directors or director candidates; or (iii) a Brandes employee has a material personal interest in the outcome of a particular matter before shareholders.

Brandes is committed to resolving all such and similar conflicts in its clients’ best interests. Brandes has developed these policies and procedures to serve the best interests of its clients, and accordingly, will generally vote pursuant to its Guidelines when conflicts of interest arise. When there are proxy voting proposals, however, that give rise to conflicts of interest that are not addressed by the Guidelines, the Corporate Governance Committee will consult the Head of Compliance (“HOC”) and the approach taken to address the conflict situation shall be documented in writing. If necessary, the Corporate Governance Committee, the HOC, and senior management will consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Brandes and the issuer, its officers or directors, director candidates, or proxy proponents; or (iv) voting in other ways that are consistent with Brandes’ obligation to vote in its clients’ best interests.

Brandes has taken various steps to neutralize potential conflicts that may arise with PSPs, such as RMG, that also provide other products and services to issuers. RMG has made a copy of its policies, procedures and practices regarding potential conflicts of interest available to Brandes. In addition, RMG shall, on a periodic basis, provide Brandes with a list of those companies that have a business relationship with RMG. Brandes exercises best efforts to compare this list to proxies it votes on behalf of clients so that potential conflicts of interest are made known at the time of voting proxies. In addition, Brandes’ Corporate Governance Committee reviews, not less than annually, potential material conflicts of interest disclosed to Brandes by RMG. Finally, Brandes obtains additional proxy voting information from other PSPs as an additional check on the independence of the voting recommendations provided to Brandes by RMG.

VI. SPECIAL ISSUES WITH VOTING FOREIGN PROXIES

Although Brandes has arrangements with PSPs, voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions, and share blocking.

•

To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Brandes may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Brandes’ judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notifications, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•

Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, Brandes will attempt, on a best efforts basis, to lodge votes in such countries.

•	Presence of voting fees in countries in which custodians do not offer a “proxy voting service”, may limit Brandes’ ability to lodge votes in such countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Brandes may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

VII. REPORTS

An insert to Brandes’ Form ADV, Part II and the Brandes website describe how clients may obtain information from Brandes about how we voted proxies with respect to their securities. If requested, Brandes provides clients with periodic reports on Brandes’ proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA Plans, the named fiduciary that appointed Brandes is required to monitor periodically Brandes’ activities, including our decisions and actions with regard to proxy voting. Accordingly, Brandes provides these named fiduciaries on request with reports to enable them to monitor Brandes’ proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

VIII. OPERATIONAL PROCEDURES

A. Role of the Reorganization Department

Brandes’ Reorganization Department is primarily responsible for receiving, processing and voting proxies for securities held in the portfolios of our clients.

Once a client account is established, the Reorganization Department will monitor for the client’s custodian to forward proxy materials it receives to Brandes and certain PSPs. The Reorganization Department is also responsible for providing the PSPs with a list of client holdings on a regular basis to enable them to track meeting dates and notify Brandes of upcoming meetings.

The Reorganization Department logs the receipt of the materials from various sources in a pending file until the PSPs provide voting recommendations electronically. The Reorganization Department confirms that the correct amount of shares, as of the record date, is generally reflected on the proxy.

It is Brandes’ general policy to have proxies voted at least forty-eight (48) hours prior to the deadline. Unfortunately, in some instances, proxy materials are received with less than a week’s time before the deadline, and in such cases, Brandes uses reasonable efforts to exercise its vote.

The Reorganization Department also compiles and maintains information, for each client for which Brandes votes proxies, showing the issuer’s name, meeting date and manner in which it voted on each proxy proposal. The Reorganization Department is also responsible for developing compliance procedures with respect to client proxy voting policies.

B. Role of the Investments Group in Voting Proxies

Once the PSP’s recommendations and associated research are received electronically, the recommendations and associated materials are transmitted to the relevant investment research team(s) and/or investment committee(s) for consideration. In determining how to vote a given proxy, Brandes generally adheres to the Guidelines, as revised from time to time by the Corporate Governance Committee, except to the extent superseded by client proxy voting policies. Proposals not covered by the Guidelines and contested situations are, at the relevant analyst’s request, evaluated on case-by-case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee(s). The firm’s voting decisions are then communicated by the Reorganization Department to Broadridge, or other 3rd party voting agents.

C. Role of the Corporate Governance Committee

Brandes’ Corporate Governance Committee is responsible for setting, reviewing from time to time, but at least annually, and making appropriate changes to the firm’s position on various corporate governance issues, as set forth in the Guidelines. The Corporate Governance Committee shall also provide oversight to the firm’s investment research teams and/or investment committees from time to time on significant proxy voting proposals or issues. Generally, a member of the Corporate Governance Committee must approve a decision to vote proxies contrary to the recommendation of the PSPs.

D. Disclosures of Proxy Voting Intentions

Brandes personnel should not discuss with members of the public how Brandes intends to vote on any particular proxy proposal without the advance approval of its General Counsel. This does not restrict communications in the ordinary course of business with named fiduciaries of ERISA Plans or other clients for which Brandes votes proxies. Disclosure of Brandes’ proxy voting intentions – especially where done with the purpose or effect of influencing the management or control of a company – could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934.

IX. SECURITIES SUBJECT TO LENDING ARRANGEMENTS

For various legal or administrative reasons, Brandes is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Brandes will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan are perceived to outweigh the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Brandes may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Brandes’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding, and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

X. RECORDKEEPING

The Brandes Reorganization Department will maintain copies of the following records for a period of five years, the first two in an easily accessible place, in accordance with the Investment Advisers Act of 1940. Specifically, Rule 204-2 requires that we:

•	Copies of all policies and procedures relating to proxy voting.

•	A copy of each proxy statement received regarding client securities.

•	A record of each vote cast on behalf of a client.

•	A copy of any document created by Brandes that was material to making a decision how to vote proxies on behalf of the client or that memorializes the basis for that decision.

•

A copy of each written client request for information on how Brandes voted proxies on behalf of the client, and a copy of any written response by Brandes to any (written and oral) client request for information on how Brandes voted proxies on behalf of the requesting client.

XI. PROXY VOTING REVIEW COMMITTEE

No less frequently than annually, the Proxy Voting Review Committee shall meet to review and discuss the operation of Brandes’ proxy voting procedures. The Committee shall consist of, at least, the following individuals:

•	The HOC (who shall act of the Chair of the committee)

•	The General Counsel or his/her designee

•	A representative of the Corporate Governance Committee

•	A representative of the Reorganization Department

•	A representative of the Research Department

In reviewing the proxy voting procedures, the Committee shall consider the operation of the policies and procedures since the previous review, including but not limited to the following areas:

•	Operational aspects of the policies and procedures (e.g., is information getting to the necessary people in a timely fashion or have any votes been missed)

•	Maintenance of all required records

•	Performance of service providers (RMG, Broadridge, Glass Lewis and Proxy Governance)

•	Conflict of interest issues

•	Any instances where Brandes has failed to comply with its policies

•	Any suggested revisions to the policies and procedures

The HOC shall meet with the Office of the CEO no less frequently than annually to discuss the results of the Proxy Voting Committee’s review of the policies and procedures.

BRANDES INVESTMENT PARTNERS, L.P.

XII. PROXY VOTING GUIDELINES SUMMARY

Summary

With the understanding that many of the issues below are dealt with in detail in these Proxy Voting Guidelines (the “Guidelines”), Brandes’ current policies with respect to a number of more common issues are briefly summarized as follows:

•	Brandes typically votes with the recommendations of a company’s Board of Directors on routine or non-controversial issues.

•	In general, Brandes opposes anti-takeover proposals and supports the elimination of anti-takeover policies, unless unusual circumstances dictate otherwise.

•

In general, Brandes supports proposals that enhance shareholder rights through protecting the ability to call special meetings, act by written consent, access proxy voting materials, and by lowering the requirement for supermajority shareholder vote requirements on certain important governance issues.

•

It is not possible to represent fairly the diverse views of our clients on proposals regarding social, political, and environmental issues and, therefore, unless directed by a client to vote in a certain manner, we will generally vote in accordance with the recommendations of management and/or RMG or abstain from voting on the respective issues.

•

Proposals not covered by the Guidelines and contested situations will be evaluated on a case-by-case basis by a member of the relevant investment research team(s) or investment committee(s) and/or the Corporate Governance Committee, typically with reference to third-party recommendations and analysis.

XIII. PROXY VOTING GUIDELINES

The following guidelines have been developed with reference to the positions of Risk Metrics Group (“RMG”), formerly Institutional Shareholders Services, Inc, (“ISS”). Exceptions and modifications to these guidelines may occur with respect to issues that arise relating to certain companies and/or unique circumstances in certain countries.

A. The Board of Directors

1. Voting on Director Nominees in Uncontested Elections

We generally support the election of a company’s nominees for director and believe that the board’s nominating committee is in the best possible position to evaluate the qualification of directors and the needs of a particular board. Brandes believes that the election of a majority of independent directors is critical to long term shareholder value. In determining whether to support a board nominee, we will consider the following factors:

•	Long-term corporate performance record relative to a market index;

•	Composition of board and key board committees;

•	Nominee’s attendance at meetings (past two years);

•	Nominee’s investment in the company;

•	Whether a retired CEO sits on the board; and

•	Whether the chairman is also serving as CEO.

In cases of significant votes and when information is readily available, we also review:

•	Corporate governance provisions and takeover activity;

•	Board decisions regarding executive pay;

•	Director compensation;

•	Number of other board seats held by nominee; and

•	Interlocking directorships.

2. Voting on Director Nominees in Contested Elections

We review on a case-by-case basis the directors nominated for election in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;

•	Management’s track record;

•	Background to the proxy contest;

•	Qualifications of director nominees (both slates);

•	Strategic plan of dissident nominated directors and quality of critique against management;

•	Likelihood that the proposed goals and objectives can be achieved (both slates);

•	Stock ownership positions.

3. Voting on Director Nominees by Bundled Slate

In countries where directors are voted on by slate, we will generally abstain from voting on the board of directors when presented as a slate and there is no disclosure on the individual directors.

Disclosure of director background, experience, performance and accountability to shareholder interests is favored in order that shareholders may vote appropriately for the most qualified director nominees who would add value to the management of the company.

4. Separating Chairman/CEO

We will generally vote for resolutions to separate the Chairman and CEO positions unless the company has a strong countervailing governance structure, which includes an independent lead director that is elected by and from the independent board members with clearly delineated duties, a minimum two-thirds independent board, all key committees comprised of independent directors, and established governance guidelines.

5. Majority of Independent Directors

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining the independence of a board member, we base the classification on the standards issued by the primary stock exchange in which the company is listed.

We generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

6. Stock Ownership Requirements

We generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7. Term of Office

We generally vote against shareholder proposals to limit the tenure of outside directors.

8. Director and Officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

B. Auditors

We generally rely on the judgment of the board’s audit committee in selecting the independent auditors that will provide the best service to the company. In doing so, we generally support the ratification or reappointment of the company’s auditor unless:

•	The auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence;

•	There is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors receive a significant amount of compensation for non-auditing activities or consulting activities.

C. Proxy Contests, Tender Offer Defenses, and Miscellaneous Governance Provisions

1. Board Structure: Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

2. Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause.

We vote for proposals that require director nominees to be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders, provided such proposals include adequate provisions which address vote standards in contested elections of directors.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

3. Cumulative Voting

We will generally vote against proposals to eliminate cumulative voting and will generally vote for proposals to provide for or restore cumulative voting unless the company currently provides for Proxy Access or a similar structure or has adopted a Majority Vote Standard.

In situations where insider voting power is greater than 50%, i.e. controlled company, we will generally vote for proposals to provide for cumulative voting.

4. Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

5. Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

6. Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We generally vote for shareholder proposals to redeem a company’s poison pill.

We generally vote against management proposals to ratify a poison pill.

We generally advocate withholding votes from board members who adopt or renew dead-hand poison pills or their variants.

7. Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

We review on case-by-case basis anti-greenmail proposals, when they are bundled with other charter or bylaw amendments.

8. Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

9. Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

10. Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

11. Confidential Voting

We generally vote for shareholder proposals that request corporations adopt confidential voting, use independent tabulators and use independent inspectors of elections. We vote for management proposals to adopt confidential voting.

12. Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

13. Bundled Proposals

We review on a case-by-case basis, bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

14. Majority-Supported Shareholder Proposals

We will consider a recommendation on withholding votes from board members who fail to take action on shareholder proposals supported by a majority of votes cast for two consecutive years or a majority of shares outstanding for one year on a case-by-case basis. A vote to withhold votes will be based, in part, on the following principles:

•	Our “withhold” policy applies to incumbent board members and excludes new nominees to the board (i.e., those being nominated for the first time).

•	A board ignoring two different majority-supported proposals in back-to-back years will face a “withhold” recommendation.

•

If after two or more years of majority votes the proposal is not resubmitted, our decision to continue withholding votes in subsequent years will be case-by-case, based on whether or not shareholders are still engaging the company on the issue in some manner, such as a “vote no” campaign.

15. Miscellaneous Governance Provisions

All other governance related issues not specifically addressed elsewhere in these Guidelines are voted on a case-by-case basis upon evaluating each proposal on its merits, based on the particular facts and circumstances.

D. Capital Structure

1. Common Stock Authorization

We review on case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We vote against proposed common stock authorizations that increase the existing issued share capital by more than 100% unless a clear need for the excess shares is presented by the company.

We vote against proposed common stock authorizations without preemptive rights that are in excess of 5% of the company’s issued share capital.

2. Stock Distributions: Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

3. Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.

We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

4. Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

5. Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

6. Preemptive Rights

We review on case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

7. Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. We consider the following issues:

•	Dilution — How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control — Will the transaction result in a change in control of the company?

•	Bankruptcy — Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we vote for proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

8. Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

E. Executive and Director Compensation

In general, we vote on a case-by-case basis on executive and director compensation plans with the view that viable compensation programs reward the creation of shareholder wealth by having high payout sensitivity to increases in shareholder value.

In evaluating a compensation plan, we consider equity-based compensation along with the cash components of pay and attempt to determine the dilutive effect both on shareholder wealth and on voting power. However, in recognition of the fact that it is difficult, if not impossible, for us to develop specific quantitative rules regarding compensation plans that apply to all companies, we instead tend to focus on the following:

•	The process used by a company to establish compensation plans. Is it fundamentally sound (i.e., is the process logical; are outside experts employed) and replete with independence?

•	The structure of the overall compensation program. Does the total potential compensation (cash and non-cash elements) appear reasonable and fair for this company and industry?

•	The link between compensation and the creation of long-term shareholder value. Does the plan:

•	Incentivize long-term thinking and stewardship of the company instead of focusing on achieving short-term metrics?

•	Provide for adequate compensation to attract and retain competent managerial talent suitable to the challenges and opportunities faced by the individual company?

•	Directly tie incentive compensation to performance with above-average rewards only being earned if shareholders are being rewarded with above-average corporate performance?

•	Include downside potential as well as up-side rewards without the possibility for a material “second chance” (i.e. repricing of options)?

•	Measure performance on clearly objective criteria that are consistent with increases in shareholder value (i.e., ROIC, EVA, etc.)?

•	Require significant ongoing share ownership by the executive or director?

Other factors we consider in evaluating compensation plans include the following:

1. Disclosure Policy for Compensation Plans

When reviewing compensation plans in markets where information is limited, at the very minimum, we seek to obtain information regarding (1) the total dilution level and (2) the exercise price.

In markets where certain terms are regularly disclosed and a company has not disclosed this information, we generally a vote against the plan for substandard disclosure.

2. Advisory Votes on Executive Compensation – Say-on-Pay

We will generally vote for shareholder sponsored Say-on-Pay proposals, calling for advisory votes on executive compensation, unless the company currently provides for Proxy Access or a similar structure and/or has adopted a Majority Vote Standard.

In cases where a company has adopted an Advisory Vote on Executive Compensation, we will generally vote on a case-by-case basis, considering the above mentioned factors.

3. Discounted Options and Restricted Stock

We oppose discounted options and restricted stock without performance criteria, with the exception of restricted stock in U.S.-style stock option plans, which will be reviewed on a case-by-case basis.

We consider supporting option plans that allow for discounted options if exercise is contingent on the achievement of well defined and challenging performance criteria.

4. Options Expensing

We will generally vote for shareholder proposals to expense options. We will not support such a shareholder resolution if the company has already publicly committed to expensing options by a specific date.

5. Option Repricing

We generally oppose the repricing of options, which includes all of the following that constitute repricings

•	Reduction in exercise price of outstanding options.

•	Cancellation and regrant of options at lower exercise prices. This will include 6&1 (six-month and one-day) cancellations/regrants and bullet options (a type of 6&1 with accelerated vesting).

•	Substitution of restricted stock for underwater options.

•	Buyback of underwater options and issuance of new awards.

6. Performance-Based Stock Options

We will examine shareholder proposals advocating the use of performance-based stock options on a case-by-case basis. Voting decision will therefore take into account the following:

•	Whether the proposal mandates that all awards be performance-based.

•	Whether the proposal extends beyond executive awards to those of lower ranking employees.

•	Whether the company’s stock-based compensation plans meet certain shareholder value transfer criteria and do not violate our repricing guidelines.

7. Plan Amendments

We generally vote for amendments that improve the overall structure of given compensation plan, even if the underlying plan does not necessarily meet our guidelines.

F. Mergers and Corporate Restructurings

1. Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	Anticipated financial and operating benefits;

•	Offer price (cost vs. premium);

•	Prospects of the combined companies;

•	How the deal was negotiated; and

•	Changes in corporate governance and their impact on shareholder rights.

2. Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

3. Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

4. Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

5. Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

6. Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G. Reincorporation

Proposals to change a company’s state or country of incorporation are reviewed on a case-by-case basis, giving consideration to both financial and corporate governance factors including the reason for reincorporation, a comparison of the governance provisions and jurisdictional laws, and potential economic costs and benefits.

H. Money Market Funds

For money market funds in which we have not selected the fund, we will not review proxies, but instead we will vote with the recommendations of a third party proxy service provider on all proposals. In rare circumstances when no such entity provides recommendations, we vote proposals in accordance with the recommendations of management.

I. Social, Political, and Environmental Issues

In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, we generally vote in accordance with the recommendations of RMG on these issues, although, on occasion we abstain from voting on these issues.

XIV. PROXY VOTING POLICY AND PROCEDURES FOR BRANDES INVESTMENT TRUST

The Board of Trustees of Brandes Investment Trust (the “Company”) has adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Company’s investment portfolio (“Fund”).

A. Proxy Voting Policy

The policy of the Company is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to Brandes Investment Partners (the “Adviser”) as a part of the Adviser’s general management of the Fund, subject to the Board’s continuing oversight.

B. Fiduciary Duty

The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Company. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

C. Proxy Voting Procedures

1.	At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies. In addition, the Adviser shall notify the Board promptly of materials changes to any of these documents.

2.	At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities of the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser or an affiliated person of the Adviser has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, which may compromise the Adviser’s independence of judgment and action in voting the proxy.

D. Revocation of Authority to Vote

The delegation by the Board of the authority to vote proxies relating to portfolio securities of the Fund may be revoked by the board, in whole or in part, at any time.

E. Annual Filing of Proxy Voting Record

1.	The Company shall include in its Form N-1A registration statement:

a.	A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

b.	A statement disclosing that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free telephone number (or through a specified Internet address or both) and on the SEC website.

2.	The Company shall include in it Annual and Semi-Annual Report to shareholders:

a.	A statement that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to portfolio securities of the Fund is available without charge, upon request, by calling the Company’s toll-free telephone number or through a specified Internet address, and on the SEC website.

b.	A statement that information regarding how the Company voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company’s toll-free number (or through a specified Internet address or both) and on the SEC website.

APPENDIX C — SALES CHARGE WAIVERS

Front-End Sales Charge Waivers

In addition to the eligible investors described in the prospectuses, the investors listed below can buy Class A shares, Class E shares or Class T shares, without paying a front-end sales charge:

•	Employees of Bank of America, its affiliates and subsidiaries.

•	Employees or partners of Columbia Wanger Asset Management, LLC and Marsico Capital Management, LLC (or their successors).

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

Class I shares are only available to the Funds and are sold without a front-end sales charge.

Class R shares and Class R4 shares are offered to certain institutional investors identified in the Fund’s prospectus. Class R shares and Class R4 shares are sold without a front-end sales charge.

Class W shares are offered to qualifying discretionary accounts. Class W shares are sold without a front-end sales charge.

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a sale from any Columbia Fund Class A, B, C or T shares within 90 days, up to the amount of the sales proceeds. In addition, shareholders of the money market fund series of BofA Funds Series Trust, which were formerly referred to as the Columbia Money Market Funds (the Former Columbia Money Market Funds), can also buy Class A shares of the Columbia Funds without paying a sales charge if the purchase is made from the proceeds of a sale of shares from a Former Columbia Money Market Fund within 90 days, up to the amount of the sales proceeds, provided that the proceeds are from the sale of shares of a Former Columbia Money Market Fund purchased on or before April 30, 2010. To be eligible for these reinstatement privileges the purchase must be made into an account for the same owner, but does not need to be into the same Columbia Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request within 90 days after the shares are sold and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in good order.

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Restrictions may apply to certain accounts and certain transactions. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. Unless you provide your financial advisor with information in writing about all of the factors that may count toward a waiver of the sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your financial advisor provide this information to the Fund when placing your purchase order. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible investors, please see the prospectuses.

Contingent Deferred Sales Charge Waivers (Class A, Class B, Class C and Class T Shares)

In addition to the redemptions eligible for CDSC waivers described in the prospectuses, shareholders won’t pay a CDSC in the following circumstances:

Disability: For shares purchased prior to September 7, 2010, CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the account is opened and (ii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.*

Health savings accounts: For shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.*

Medical payments: For shares purchased prior to September 7, 2010, CDSCs may be waived on (i) shares sold for medical payments that exceed 7.5% of income and (ii) distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.*

Systematic Withdrawal Plan (SWP): For shares purchased prior to September 7, 2010, CDSCs may be waived on sales occurring pursuant to a SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value as long as distributions are reinvested. Otherwise, a CDSC will be charged on SWP sales until this requirement is met.

Qualified retirement plans: CDSCs may be waived on shares (except for Class B shares) sold by certain group retirement plans held in omnibus accounts. However, CDSC may not be waived for Class C shares if the waiver would occur as a result of a plan-level termination.

Redemptions under certain retirement plans and accounts: CDSCs may be waived on shares sold in connection with distributions from qualified retirement plans, government (Section 457) plans, individual retirement accounts or custodial accounts under Section 403(b)(7) of the Code, following normal retirement or the attainment of age 59 1?2 for shares purchased prior to September 7, 2010.**

Loans from qualified retirement plans: For Class B shares, and for Class A and Class C shares purchased prior to September 7, 2010, CDSCs may be waived on shares sold in connection with loans from qualified retirement plans to shareholders.*

*	Fund investors and selling and/or servicing agents must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

**	For direct trades on non-prototype retirement accounts where the date of birth of the Fund shareholder is not maintained, the shareholder or selling and/or servicing agent must inform the Fund or the Transfer Agent in writing that the Fund investor qualifies for the particular sales charge waiver and provide proof thereof.

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Class I shares, Class R shares, Class R4 shares and Class W shares are sold without a CDSC.

Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For more information about the sales charge reductions and waivers described here, as well as additional categories of eligible redemptions, please see the prospectuses.

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APPENDIX D — DESCRIPTION OF STATE CONDITIONS

STATE SPECIFIC INFORMATION

Each Fund’s investments are highly dependent on and sensitive to the general fiscal and economic stability of the state in which the Fund invests, as well as the general fiscal and economic stability of the state’s subdivisions, agencies, instrumentalities or authorities, which issue the securities in which the Fund invests. The following information supplements information set forth in each Fund’s prospectuses, constitutes only a brief summary and does not purport to be a complete description of certain state-specific considerations and is provided to investors in view of each Fund’s policy of concentrating its investments in securities issued by issuers of a single state. The information is based on publicly available sources and has not been independently verified by the Adviser but is believed to be accurate in all material respects. It is expected that the information will be updated only on an annual basis and thus may be out of date at any time that you make an investment decision to purchase or sell shares of a Fund.

To the extent that any statements made below involve matters of forecasts, projections, assumptions, opinions or estimates, whether or not expressly stated to be such, they are made as such and not as representations of fact or certainty, and no representation is made that any of these statements has been or will be realized. All forecasts, projections, assumptions, opinions or estimates are “forward looking statements” that must be read with an abundance of caution and that may not be realized or may not occur in the future.

California

The following information relates specifically to the California Intermediate Municipal Bond Fund (the Fund). This summary does not purport to be a comprehensive description of all relevant facts. Although the Fund has no reason to believe that the information summarized below is not correct in all material respects, such information has not been independently verified for accuracy or thoroughness. Rather, this information has been obtained from official statements, prospectuses and other disclosure provided in connection with various securities offerings of the State of California (California or the State) and local agencies in California available as of the date of this Statement of Additional Information. Further, all estimates and projections contained in the following information should not be construed as statements of fact. They are based on assumptions that may be affected by numerous factors and there can be no assurance that such estimates and projections will be realized or achieved.

General Economic Factors.

California’s economy, the largest among the 50 states and one of the largest and most diverse in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, government, tourism, construction and services. The relative proportion of the various components of the California economy closely resembles the make-up of the national economy.

In the May Revision of the 2010-11 Governor’s Budget (as defined below), released May 14, 2010 (the “2010-11 May Revision”), the California Department of Finance (the “Department of Finance”) reported that the California economy started to recover from the recession in the latter part of 2009, but projected that growth in calendar year 2010 and beyond would be slow and would continue to lag slightly behind the national economic recovery as a whole. As of May 2010, unemployment in the State was 12.4%, compared to 12.5% in January 2010 and 9.7% in January 2009. The United States unemployment rate for May 2010 was 9.7%.

Current Financial Stress.

The State experienced a severe economic recession that began in the first quarter of 2008 and ended at some point in the second half of 2009. Personal income fell in the first three quarters of 2009 before increasing moderately in the fourth quarter of 2009. Taxable sales fell sharply in the first half of 2009 before increasing substantially in the fourth quarter of 2009 and the first quarter of 2010. The State’s unemployment rate increased from 5.9% in January 2008 to 12.4% in May 2010. The rate of increase has slowed in 2010. There can be no assurances that the fiscal stress and cash pressures currently facing the State will not continue or become more difficult, or that continuing declines in State tax receipts or other impacts of the current economic situation will not further materially adversely affect the financial condition of the State.

In response to the most severe economic downturn in the United States since the Great Depression, in the State’s budget plan for fiscal year 2009-10 adopted on February 20, 2009, as amended by the revisions enacted on July 28, 2009, together with other related budget legislation (the “Amended 2009 Budget Act”), the State implemented substantial spending reductions, program eliminations, revenue increases, and other solutions in order to close an estimated $60 billion budget gap over the combined 2008-09 and 2009-10 fiscal years. The State adopted reforms in nearly every area of government to better contain costs in the future. The 2010-11 May Revision included further reductions to many programs. If these proposals are adopted, it would bring overall General Fund spending to a level well below what it was a decade ago in fiscal year 1998-99 adjusted for population and inflation growth.

The State is slowly emerging from the recession, but economic growth is modest and the level of unemployment is still very high. Consequently, baseline General Fund revenues in fiscal year 2009-10 (consisting of total revenues adjusted to remove temporary tax law changes and one-time receipts) are projected to fall by more than 20% from their peak in fiscal year 2007-08. Major components of the revenue decline are capital gains taxes ($8 billion below peak levels), income tax on wages (approximately $6 billion below peak levels), tax on other types of income ($7 billion below peak levels), sales taxes ($10 billion below peak levels), corporate taxes ($2 billion below peak levels), and all other taxes (approximately $1 billion below peak levels). Consumer spending driven by easy credit and growth in home values is also not likely to return to prior levels in the foreseeable future. Future revenues will also be affected by the expiration of temporary tax increases enacted in fiscal year 2009-10.

In January 2010, California’s projected budget gap for fiscal years 2009-10 and 2010-11 was $19.9 billion. The deterioration of the State’s fiscal condition since adoption of the Amended 2009 Budget Act was due to a combination of lower than projected revenues, failure to achieve expected savings (due in part to adverse court decisions), and population and caseload growth. A special session of the California Legislature in February 2010 enacted several bills that addressed approximately $2.1 billion of this gap. Further reduced revenue estimates ($0.6 billion) and higher expenditure estimates ($0.7 billion) added approximately $1.3 billion to the gap, so that the 2010-11 May Revision projected the remaining budget gap at $19.1 billion. This figure is comprised of a fiscal year 2009-10 shortfall of $7.7 billion, a fiscal year 2010-11 shortfall of $10.2 billion, and a $1.2 billion reserve for fiscal year 2010-11.

The 2010-11 May Revision proposed additional solutions to close the remaining budget gap. Additional federal funds (over and above the $2.2 billion already approved) account for $3.4 billion in solutions, a reduction from the $6.9 billion of additional federal funds contained in Governor’s Proposed Budget for the 2010-11 fiscal year released on January 8, 2010 (the “2010-11 Governor’s Budget”). Spending reductions account for $12.4 billion in solutions. Additional solutions include $1.3 billion in alternative funding and $2.1 billion in fund shifts and other revenues. In response, California Legislative leaders have proposed two different budget plans, one of which calls for significant tax increases, and another that would rely on a borrowing plan using certain significant non-General Fund revenues. All such proposals are now being considered by the California Legislature. Even if all the Governor’s proposals were to be adopted, the Administration still projects that there will be multi-billion dollar budget gaps in future years, as temporary fiscal measures adopted in recent years have to be repaid or temporary tax increases expire.

The sharp drop in revenues over the last two fiscal years also resulted in a significant depletion of cash resources to pay the State’s obligations. For a period of one month, in February 2009, the State deferred making certain payments from the General Fund in order to conserve cash resources for high priority obligations, such as education and debt service. By July 2009, as new budget gaps were identified and with the failure to adopt corrective actions, the State’s cash resources had dwindled so far that, commencing July 2, 2009, the State Controller began to issue registered warrants (or “IOUs”) for certain lower priority obligations in lieu of warrants (checks), which registered warrants could not be immediately cashed. The registered warrants, the issuance of which did not require the consent of the recipients thereof, bore interest. The registered warrants were all called for redemption on September 4, 2009, once the State was able to access the public credit markets for cash management purposes following enactment of the Amended 2009 Budget Act. No registered warrants were used to make high-priority payments, including debt service on bonds, payments to schools, or employee payrolls. The issuance of State registered warrants in 2009 was only the second time the State has issued State registered warrants since the 1930s.

The 2010-11 May Revision projected that the State would have sufficient cash resources to pay all of its obligations through the end of fiscal year 2009-10, including repayment of all outstanding revenue anticipation notes in June 2010 (a first maturity of $2.825 billion was paid on May 25, 2010). Legislation enacted during the fiscal emergency special session of the California Legislature in early March 2010 will provide the State with additional tools to manage cash in the summer of 2010 and during key months of the budget year by authorizing short-term deferral of certain State payments, primarily to schools and local governments. Proposals to close the budget shortfall will substantially reduce this cash gap. In addition to budget solutions, the State will need to obtain external financing early in fiscal year 2010-11. At the Governor’s direction, the Department of Finance has begun working with the State Controller’s Office and the State Treasurer’s Office to develop additional cash solutions as needed to meet the State’s payment obligations.

The national and California economies improved between the 2010-11 Governor’s Budget and the 2010-11 May Revision. Output of the national economy grew for the third consecutive quarter in the first quarter of 2010, and California payroll employment grew in four of the six consecutive months ending in March 2010. However, some sectors of both economies have yet to show any positive signs – construction being a prime example.

There are signs that home prices have begun to stabilize and have improved in many regions of the State. Existing home sales peaked during the summer of 2005 and fell steadily through November 2008. A robust recovery in sales took place between November 2008 and November 2009, as sales were boosted by the first-time homebuyers’ tax credit. The tax credit was initially set to expire at the end of November 2009, but, prior to its expiration, it was extended through April 30, 2010. Following the tax credit’s extension, there was a moderate rebound in sales in March 2010. The tax credit’s expiration on April 30, 2010, coupled with severe winter weather, caused home sales to fall again.

The longest and deepest recession in the post-Depression era is most likely over. Both the State and national economies appear poised to make modest comebacks, and many indicators released since the 2010-11 Governor’s Budget forecast have been more encouraging than originally expected. Still, the recovery will probably be moderate and prolonged by historical standards.

The pension funds managed by the State’s principal retirement systems, the California Public Employees’ Retirement System and the California State Teachers’ Retirement System, have sustained significant investment losses during the economic downturn and currently have substantial unfunded liabilities that will require increased contributions from the General Fund in future years. The State also has an unfunded liability relating to retirees’ post-employment healthcare benefits that was estimated to be $51.8 billion as of June 30, 2009.

Recent Developments.

On May 14, 2010, the Governor released the 2010-11 May Revision. The 2010-11 May Revision disclosed that General Fund revenues in April 2010 were approximately $3.6 billion lower than projected in the 2010-11 Governor’s Budget, reversing three consecutive months of revenue results that exceeded forecasts. The majority of the shortfall was in personal income tax receipts and occurred for several reasons. First, extraordinary amounts of 2008 capital losses were carried forward into the 2009 tax year. Second, small business owners had less income in 2009 than had been projected at the time of the 2010-11 Governor’s Budget. Lastly, in response to tax law changes, it appears that many quarterly filers paid a greater percentage of their estimated payments prior to April 2010 than was predicted at the time of the 2010-11 Governor’s Budget, thus reducing final payments in April 2010.

On May 4, 2010, a California Superior Court judge ruled in favor of the State in the case of California Redevelopment Association et al. v. Genest et al. This ruling upheld a provision in the Amended 2009 Budget Act that required redevelopment agencies around the State to transfer $1.7 billion in fiscal year 2009-10 and $350 million in fiscal year 2010-11 to support public school funding within their jurisdictions (thereby relieving the General Fund from an equal amount of payments under Proposition 98). The decision has been appealed by the redevelopment agencies; however, substantially all of the transfers have been made.

On May 19, 2010, a lawsuit was filed on behalf of individual students, school districts, and educational organizations against the State (Robles-Wong et al. v. State of California) alleging that the State’s system of financing public schools is inconsistent with the mandate of the State Constitution to support public education. The suit seeks a declaration that the current system of school financing is unconstitutional and orders for the California Legislature and Governor to devise an adequate system of school financing.

On June 9, 2010, the California Supreme Court granted review of the Court of Appeal decision upholding the Governor’s vetoes of spending in the Amended 2009 Budget Act. There is no time yet set for hearing or decision in this case but the California Supreme Court set an accelerated briefing schedule with all briefings due by July 14, 2010.

On June 14, 2010, the United States Supreme Court granted the State’s petition for review of the decision by a three-judge federal court which ordered a reduction of the State prison population. It is expected that the case will be heard and decided during the United States Supreme Court’s 2010-11 term.

A number of initiative petitions have been filed with the California Secretary of State and will be placed on the November 2, 2010, election ballot. A number of the proposals would, if ultimately approved by the voters, impact State finances in various ways, as briefly summarized below.

•	Legalize sale of marijuana, which could produce increased State revenues if taxes are levied on such sales.

•	Raise the vehicle license fee by $18 annually and dedicate these funds to support State parks, reducing General Fund expenditures.

•	Restrict the ability of the State to use or borrow money from local governments and moneys dedicated to transportation financing.

•	Reduce the required vote in each house of the California Legislature to adopt the annual budget to a majority from two-thirds.

•	Repeal certain corporate tax breaks enacted as part of the Amended 2009 Budget Act, increasing future General Fund revenues.

On June 16, 2010, the California Public Employees’ Retirement System (“CaIPERS”) adopted a proposal that will increase the amount the State must contribute to CaIPERS for State employee pensions in fiscal year 2010-11. The State projects this will result in an increase in contributions of approximately $281 million, approximately 55% of which must be paid from the General Fund.

Subsequent to the 2010-11 May Revision, the Administration entered into tentative contract agreements with representatives of several bargaining units, representing more than 22,000 employees. These tentative agreements still require ratification by union members and the California Legislature. It is estimated that these contracts would save the State $72 million ($43 million General Fund savings) in fiscal year 2010-11.

Bond Ratings.

Three major credit rating agencies, Moody’s Investors Service, Inc. (“Moody’s”), Standard and Poor’s Ratings Services (“S&P”), and Fitch Ratings (“Fitch”), assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P, and Fitch represent their respective opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon, and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In April 2010, Fitch raised its rating assigned to California’s general obligation bonds from BBB to A-minus, and Moody’s raised its rating assigned to California’s general obligation bonds from Baa1 to A1. The changes in those ratings reflect a recalibration by Fitch and Moody’s, as applicable, of their United States municipal ratings from a municipal scale to a global scale, and neither change reflects a change in credit quality. In January 2010, S&P lowered its rating on California’s general obligation bonds from A to A-minus, indicating that the State’s “… severe fiscal imbalance and impending recurrence of a cash deficiency …” were factors in reaching its decision. It is not possible to determine whether or the extent to which Moody’s, S&P, or Fitch will change its respective rating on California general obligation bonds in the future.

California Finances.

General Fund. The moneys of the State are segregated into the General Fund and over 1,000 other funds, including special, bond, and trust funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the California Legislature and approved by the Governor (including the annual Budget Act, as defined herein), as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

Special Fund for Economic Uncertainties. The State maintains a Special Fund for Economic Uncertainties (“SFEU”), which is funded with General Fund revenues and which was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. The State Controller may transfer amounts in the SFEU to the General Fund as necessary to meet cash needs of the General Fund and such transfers are characterized as “loans.” The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the State Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.

The legislation creating the SFEU (California Government Code Section 16418) also contains a continuous appropriation authorizing the State Controller to transfer the unencumbered balance in the General Fund to the SFEU, as of the end of each fiscal year. However, if, at the end of any fiscal year in which it has been determined that there are revenues in excess of the amount that may be appropriated, as defined in subdivision (a) of Section 2 of Article XIII B of the California Constitution, this transfer shall be reduced by the amount of the excess revenues. The estimates of the transfer shall be made jointly by the State’s Legislative Analyst’s Office (the “LAO”) and the Department of Finance. For budgeting and accounting purposes, any appropriation made from the SFEU, other than appropriations contained in California Government Code Section 16418, is deemed an appropriation from the General Fund. For year-end reporting purposes, the State Controller is required to add the balance in the SFEU to the balance in the General Fund so as to show the total moneys then available for General Fund purposes.

Budget Stabilization Account. The Balanced Budget Amendment (“Proposition 58”), approved in March 2004, created the Budget Stabilization Account (the “BSA”) as a second budgetary reserve. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues (reaching a ceiling of 3% by fiscal year 2008-09) will be transferred by the State Controller into the BSA no later than September 30 of each fiscal year unless the transfer is suspended or reduced as described below. These transfers will continue until the balance in the BSA reaches $8 billion or 5% of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement will go back into effect whenever the balance falls below the $8 billion or the 5% target. The annual transfers can be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year. Proposition 58 also provides that one-half of the annual transfers shall be used to retire Economic Recovery Bonds (“ERBs”) of the State issued pursuant to the California Economic Recovery Bond Act (“Proposition 57”), until a total of $5 billion has been used for that purpose. A total of $1.495 billion of the $5 billion amount has now been applied to the retirement of ERBs. See “State Indebtedness – Economic Recovery Bonds” below.

The 2007, 2008, and 2009 Budget Acts give the Director of Finance the authority to transfer moneys from the BSA back into the General Fund in an amount determined by the Director of Finance to be sufficient to ensure there is a prudent General Fund balance. Using this authority, the Director of Finance ordered the transfer of the entire balance of $1.495 billion from the BSA to the General Fund to address a fiscal emergency proclaimed by the Governor on January 10, 2008. Once moneys are transferred out of the BSA, pursuant to the authority, they will not be replenished by a future fiscal year’s annual transfer unless the California Legislature, by statute, directs additional funds to be transferred from the General Fund into the BSA. Separate from the foregoing process for a budgetary transfer, the BSA may be used to make temporary loans to the General Fund, which must be repaid when the General Fund has available cash, as described under “Inter-Fund Borrowings” below.

In light of the condition of the General Fund, the Governor issued an Executive Order on May 28, 2008, suspending the fiscal year 2008-09 transfer of $3.018 billion from the General Fund to the BSA, as had been proposed in the Governor’s proposed budget for fiscal year 2008-09, released on January 10, 2008 (the “2008-09 Governor’s Budget”). Due to a drastic decline in General Fund revenues, the Governor issued an Executive Order on May 29, 2009, suspending the fiscal year 2009-10 transfer estimated at approximately $2.8 billion from the General Fund to the BSA. The 2010-11 May Revision retained the January 10 proposal to suspend the fiscal year 2010-11 transfer estimated at approximately $2.7 billion from the General Fund to the BSA. There are currently no moneys in the BSA.

Inter-Fund Borrowing. Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. In the event the General Fund is or will be exhausted, the State Controller is required to notify the Governor and the Pooled Money Investment Board (“PMIB”) (comprised of the Director of Finance, the State Treasurer, and the State Controller). The Governor may then order the State Controller to direct the transfer of all or any part of the moneys not needed in Special Funds to the General Fund, as determined by the PMIB. All money so transferred must be returned to the special fund from which it was transferred as soon as there is sufficient money in the General Fund to do so. Transfers cannot be made which will interfere with the objective for which such special fund was created, or from certain specific funds. In general, when moneys transferred to the General Fund in any fiscal year from any special fund pursuant to the inter-fund borrowing mechanism exceed 10% of the total additions to such special fund as shown in the statement of operations of the preceding fiscal year as set forth in the Budgetary/Legal Basis Annual Report of the State Controller, interest must be paid on such excess at a rate determined by the PMIB to be the current earning rate of the Pooled Money Investment Account (“PMIA”). This provision does not apply to temporary borrowings from the BSA or other accounts within the General Fund.

The amount of loans from the SFEU, the BSA, and other internal sources to the General Fund as of the end of any month is displayed in the most recent State Controller’s Statement of General Fund Cash Receipts and Disbursements, on the first page under “Borrowable Resources – Outstanding Loans.” Copies of the State

Controller’s monthly Statement of General Fund Cash Receipts and Disbursements are available at the State Controller’s website. Neither the State Controller’s website, nor any of the information contained therein, is incorporated herein by this reference and no representation is made as to the accuracy of the information contained therein.

Any determination of whether a proposed borrowing from one of the Special Funds is permissible must be made with regard to the facts and circumstances existing at the time of the proposed borrowing. The State Attorney General has identified certain criteria relevant to such a determination. For instance, amounts in the Special Funds eligible for inter-fund borrowings are legally available to be transferred to the General Fund if a reasonable estimate of expected General Fund revenues, based upon legislation already enacted, indicates that such transfers can be paid from the General Fund promptly if needed by the Special Funds or within a short period of time if not needed. In determining whether this requirement has been met, the Attorney General has stated that consideration may be given to the fact that General Fund revenues are projected to exceed expenditures entitled to a higher priority than payment of internal transfers, i.e., expenditures for the support of the public school system and public institutions of higher education.

At the November 1998 election, voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual Budget Act. Since the General Fund may re-borrow from the transportation accounts any time after the annual repayment is made, the proposition does not have any adverse impact on the State’s cash flow.

In connection with the adoption of the 2008 Budget Act, statutory changes sponsored by the Administration were enacted to clarify 18 existing State funds as borrowable resources for General Fund cash flow purposes. These funds increased the total amount of borrowable resources by approximately $3.5 billion as of September 2008. An additional $500 million of additional borrowable resources were previously made available in August 2008 as a result of administrative actions taken by the State Controller.

The February 2009 Budget Act also included clarification of an additional 19 funds as borrowable resources for General Fund cash flow purposes. These funds provide approximately $2 billion of additional borrowable cash to the General Fund.

In addition to temporary inter-fund cash flow borrowings described in this section, budgets enacted in the current and past fiscal years have included other budgetary transfers and long-term loans from special funds to the General Fund. In some cases, such budgetary loans and transfers have the effect of reducing internal borrowable resources.

The California Budget.

The Budget Process. California’s fiscal year begins on July 1 and ends on June 30 of the following year. The State’s General Fund budget operates on a legal basis, generally using a modified accrual system of accounting for its General Fund, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

The California Constitution specifies that an annual budget shall be proposed by the Governor by January 10 of each year for the next fiscal year (the “Governor’s Budget”). Under State law, the annual proposed Governor’s Budget cannot provide for projected expenditures in excess of projected revenues for the ensuing fiscal year. State law also requires the Governor to update the Governor’s Budget projections and budgetary proposals by May 14 of each year (the “May Revision”). The May Revision is normally the basis for final negotiations between the Governor and Legislature to reach agreement on appropriations and other legislation to fund State government for the ensuing fiscal year (the “Budget Act”). The Budget Act must be approved by a two-thirds majority vote of each House of the California Legislature. As required by the Balanced Budget

Amendment (“Proposition 58”), beginning with fiscal year 2004-05, the California Legislature may not pass a budget bill in which General Fund expenditures exceed estimated General Fund revenues and fund balances at the time of the passage and as set forth in the budget bill.

Under the State Constitution, money may be drawn from the State Treasury only through an appropriation made by law. The primary source of annual expenditure appropriations is the annual Budget Act as approved by the California Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the California Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the California Legislature. An initiative Constitutional amendment will be included on the November 2, 2010, election ballot that would reduce the required vote to adopt a budget bill to majority from two-thirds.

Appropriations also may be included in legislation other than the Budget Act. Except as noted in the previous paragraph and in the next sentence, bills containing General Fund appropriations must be approved by a two-thirds majority vote in each House of the California Legislature and be signed by the Governor. Bills containing appropriations for K-12 schools or community colleges (“K-14 education”) require only a simple majority vote. Continuing appropriations, available without regard to fiscal year, may also be provided by statute or the State Constitution.

Funds necessary to meet an appropriation are not required to be in the State Treasury at the time an appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

Constraints on the Budget Process. Over the years, a number of laws and constitutional amendments have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, restricted the use of the General Fund or special fund revenues, or otherwise limited the California Legislature and the Governor’s discretion in enacting budgets. Historic examples of provisions that make it more difficult to raise taxes include Proposition 13, passed in 1978, which, among other things, required that any change in State taxes enacted for the purpose of increasing revenues collected pursuant thereto, whether by increased rates or changes in computation, be approved by a two-thirds vote in each House of the California Legislature. Examples of provisions restricting the use of General Fund revenues are Proposition 98, passed in 1988, which mandates that a minimum amount of General Fund revenues be spent on local education, and Proposition 10, passed in 1998, which raised taxes on tobacco products and mandated how the additional revenues would be expended.

Recent Constitutional amendments approved by the voters have also affected the budget process. These include Proposition 58, approved in 2004, which requires the adoption of a balanced budget and restricts future borrowing to cover budget deficits; Proposition 49, approved in 2002, which requires the expansion of funding for before and after school programs; Proposition 63, approved in 2004, which imposes a surcharge on taxable income of more than $1 million and earmarks this funding for expanded mental heath services; Proposition 1A, approved in 2004, which limits the California Legislature’s power over local revenue sources; and Proposition 1A, approved in 2006, which limits the California Legislature’s ability to use sales taxes on motor vehicle fuels for any purpose other than transportation.

The 2009-10 Budget. The State’s budget for fiscal year 2009-10 was enacted in an unusual sequence. The 2008 Budget Act was one of the latest ever enacted, having been delayed until mid-September 2008 as a result of the difficulty of balancing the budget with reduced revenues, as declining economic conditions were already evident. The 2008 Budget Act, however, was based on revenue assumptions made in the spring of 2008, which proved to be greatly overstated by the time actual revenue results for September and October 2008 were received. With the financial market meltdown starting in September 2008, which resulted in massive federal assistance and caused large drops in stock market and other asset values and reductions in consumer spending, projections of tax revenues, which are heavily dependent on capital gains taxes and sales taxes, had to be dramatically reduced. In November 2008, the Governor announced that the 2008 Budget Act would be billions of dollars out of balance, and called several special sessions of the California Legislature to enact corrective actions.

Because of strong disagreement in the California Legislature as to the amount of corrective actions that would be taken by tax increases versus expenditure reductions, a compromise was not reached until February 2009. At that time, the February 2009 Budget Package was enacted which included modifications to the 2008 Budget Act and the enactment, more than four months early, of a full budget act for fiscal year 2009-10.

Initial 2009 Budget Act. The Initial 2009 Budget Act was adopted by the California Legislature on February 19, 2009, along with a number of implementing measures, and signed by the Governor on February 20, 2009. In February 2009, the State enacted $36 billion in solutions to what was then estimated to be a $42 billion General Fund budget gap for the combined 2008-09 and 2009-10 fiscal years. It also provided for five budget-related measures that would have provided an estimated $6 billion in additional budget solutions, to be placed before the voters on May 19, 2009. These measures were all rejected by the voters.

Under the Initial 2009 Budget Act, based on then-current assumptions about the State’s financial circumstances, and assuming receipt of approximately $8.0 billion of federal stimulus funds to offset General Fund costs ($4.9 billion of which was assumed to be received in fiscal year 2009-10) and voter approval of various ballot measures, General Fund revenues and transfers were projected to increase 9.3%, from $89.4 billion in fiscal year 2008-09 to $97.7 billion in fiscal year 2009-10. The Initial 2009 Budget Act contained General Fund appropriations of $92.2 billion, compared to $94.1 billion in fiscal year 2008-09, a 2.0% decrease. The June 30, 2010, total reserve was projected to be $2.1 billion, an increase of $5.5 billion compared to the estimated June 30, 2009, reserve deficit of negative $3.4 billion. The Amended 2009 Budget Act reflected vetoes by the Governor of $1.305 billion in appropriations from the General Fund, special funds, and bond funds (including $957.2 million in General Fund appropriations).

After adoption of the Initial 2009 Budget Act, the State continued to experience significant declines in revenues and other financial pressures. On May 14, 2009, the Governor released the May Revision of the Initial 2009 Budget Act (as subsequently updated, “2009-10 May Revision”). Together with subsequent revisions, the 2009-10 May Revision identified a further budget shortfall through the 2009-10 fiscal year of approximately $24 billion.

Amended 2009 Budget Act. On July 24, 2009, the California Legislature approved the amendments to the Initial 2009 Budget Act and the Governor signed the Amended 2009 Budget Act on July 28, 2009. The Amended 2009 Budget Act included another $24 billion in solutions to address the further deterioration of the State’s fiscal situation identified in the 2009-10 May Revision. Under the Amended 2009 Budget Act, General Fund revenues and transfers were projected to increase 6.4%, from a revised $84.1 billion in fiscal year 2008-09 to $89.5 billion in fiscal year 2009-10. A significant element of this increase was projected to come from certain new revenues enacted in February 2008. See “New Revenues” below. The Amended 2009 Budget Act contained General Fund appropriations of $84.6 billion in fiscal year 2009-10, compared to $91.5 billion in fiscal year 2008-09, a 7.5% decrease. The June 30, 2010, total reserve was projected to be $500 million as compared to the revised June 30, 2009, reserve of negative $4.5 billion. Subsequent events after adoption of the Amended 2009 Budget Act exceeded the reserve such that the Administration, as of May 2010, projected that fiscal year 2009-10 would end with a negative balance of $6.8 billion at June 30, 2010. The discussion below describes some of the elements of the Amended 2009 Budget Act that could not be implemented as originally expected.

The Amended 2009 Budget Act contained the following major General Fund components:

1. Addressing the Deficit. The $60 billion in budget solutions adopted for the combined fiscal years 2008-09 and 2009-10 ($36 billion in solutions were adopted in February 2009 and $24 billion in July 2009) were wide-ranging and touched all three of the State’s major revenue sources (personal income taxes, corporation taxes, and sales and use taxes). Spending cuts were implemented in virtually every State program that receives General Fund support. The budget solutions included spending reductions of $31.0 billion (52% of total solutions). The spending reductions consisted primarily of reductions in education spending under Proposition 98 ($14.9 billion reduction), higher education ($3.3 billion reduction), employee compensation ($2.0 billion reduction), and reductions in other spending due to the use of redevelopment agency revenues and fund balances to pay costs that would otherwise be payable from the General Fund ($1.7 billion reduction). The budget solutions also included an estimated receipt of $8.0 billion (13% of total solutions) of federal stimulus funds to be used to offset General Fund expenditures. Additional solutions included $12.5 billion of tax increases (21% of total solutions), and $8.4 billion of other solutions (14% of total solutions). Significant elements of the budget solutions include:

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Proposition 1A of 2004 Borrowing from Local Governments. The Amended 2009 Budget Act authorized the State to exercise its borrowing authority under Proposition 1A, approved in the November 2004 election (“Proposition 1A of 2004”) to borrow from local agencies up to 8% of their fiscal year 2008-09 property tax revenues. The State utilized this authority and the borrowing generated $1.998 billion that was used to offset General Fund costs for a variety of court, health, corrections, and K-12 programs. The borrowed sums must be repaid by the State, with interest, by June 15, 2013.

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Redevelopment Agency Borrowing. The Amended 2009 Budget Act also contained a shift of $1.7 billion in local redevelopment agency funds to the State from current revenues and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. Under the Amended 2009 Budget Act, these revenues are ultimately shifted to schools that serve the redevelopment areas. An association of redevelopment agencies, and a group of counties, have filed separate suits to block this transfer that, if successful, could adversely affect the State’s financial condition. However, substantially all of the required transfers have been made. In May 2010, a trial court ruled in favor of the State in this challenge; the decision has been appealed. Subsequent to enactment of the Amended 2009 Budget Act, the California Legislature also passed clean-up legislation authorizing redevelopment agencies to borrow from prior-year balances in the low and moderate income housing funds to make the fiscal years 2009-10 and 2010-11 payments.

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Payroll Shift. One-time savings of $1.618 billion ($937.6 million General Fund) from shifting the payments for employee payroll covering the pay period ending June 30, 2010, to July for all entities that are paid through the Uniform State Payroll System. This shift will be repeated on an annual basis. This payment shift excludes the University of California, Community Colleges, staff of the California Legislature, the California Exposition and State Fair, and local trial courts.

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State Compensation Insurance Fund Sale. One-time revenues of $1 billion from the sale of certain assets of the State Compensation Insurance Fund (“SCIF”). Because of pending litigation, the State no longer expects the sale of SCIF assets to occur in fiscal years 2009-10 or 2010-11.

2. Federal Stimulus. The Amended 2009 Budget Act assumed the receipt of at least $8 billion from the American Recovery and Reinvestment Act of 2009 (“ARRA”) to offset General Fund expenditures in fiscal years 2008-09 and 2009-10. Final estimates put this amount at approximately $8.7 billion. As of May 19, 2010, approximately $7.8 billion has been received by the State, and the remainder is expected by the end of June 2010.

3. Cash Flow Management. The deterioration of revenues resulted in a cash shortage in fiscal years 2008-09 and 2009-10. In order to manage cash flow and provide for timely payments of the State’s obligations, the Amended 2009 Budget Act included a number of cash solutions to better balance timing of receipts and disbursements. Further cash management solutions were adopted by the California Legislature as part of a special session in early 2010. The State expects to be able to meet its payment obligations in the final months of fiscal year 2009-10 through administrative actions.

4. Proposition 98. As of the Amended 2009 Budget Act, the minimum funding guarantee under Proposition 98 for K-14 education (the “Proposition 98 Guarantee”) for fiscal year 2009-10 was projected to be $50.4 billion, of which $35.0 billion was the General Fund portion. As of the 2010-11 May Revision, the Proposition 98 Guarantee for fiscal year 2009-10 was projected to be $49.9 billion, of which $34.7 billion was the General Fund portion.

5. K-12 Education. The Amended 2009 Budget Act included $66.7 billion for K-12 education programs for fiscal year 2009-10, of which $35.0 billion was funded from the General Fund. As of the Amended 2009 Budget

Act, total per-pupil expenditures were projected to be $11,259 in fiscal year 2009-10. Revised estimates in the 2010-11 May Revision reflected $65.9 billion for K-12 education programs for fiscal 2009-10, of which $35.9 billion was funded from the General Fund. Revised estimates in the 2010-11 May Revision reflected that total per-pupil expenditures were projected to be $11,121 in fiscal year 2009-10.

6. Higher Education. The Amended 2009 Budget Act reflected total funding of $20.9 billion, including $12.5 billion General Fund and Proposition 98 sources, for all major segments of higher education (excluding infrastructure and stem cell research), including approximately $2 billion from local property taxes that are included in the Proposition 98 Guarantee and expended on California Community Colleges. The 2010-11 May Revision included total funding of $20.5 billion for fiscal year 2009-10, including $12.6 billion General Fund and Proposition 98 sources for all major segments of higher education (excluding infrastructure and stem cell research).

7. Health and Human Services. The Amended 2009 Budget Act included $24.8 billion in non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10. Due to the State’s severe fiscal shortfall, the Amended 2009 Budget Act included $5.8 billion in proposed General Fund expenditure reductions in health and human services programs in fiscal year 2009-10. Apart from the reduction in General Fund funding for these programs, the Amended 2009 Budget Act reflected significant General Fund relief for Health and Human Services programs resulting from the ARRA. As of the 2010-11 May Revision, non-Proposition 98 General Fund expenditures for health and human service programs for fiscal year 2009-10 were projected to be $24.9 billion.

8. Transportation Funding. The Amended 2009 Budget Act included $1.441 billion of General Fund expenditures to fully fund local transportation programs under Proposition 42 in fiscal year 2009-10. Additionally, the Amended 2009 Budget Act directed $1.015 billion of funds from sales tax on fuels to offset costs of programs otherwise likely to be funded from the General Fund such as debt service on transit bonds and other transportation programs. Of this amount, approximately $878 million was for uses substantially similar to those that were the subject of litigation related to the 2008 Budget Act. On September 30, 2009, the State Supreme Court denied review of an adverse Court of Appeal decision in Shaw v. Chiang, which invalidated the use of these funds as appropriated. Consequently, these fuels sales taxes were retained in the public transportation account for appropriation. These funds are “borrowable” for short-term General Fund cash needs. Chapters 11 and 12, Statutes of 2010, were passed in the special session providing General Fund relief by eliminating the State sales tax on gas and increasing the State gas excise tax by a like amount. This effectively eliminates funding subject to the provisions of Proposition 42 and significantly reduces the funding going into the public transportation account, eliminating the so-called spillover allocation. Fuel excise tax revenues will be used to offset highway bond debt service thus providing increasing General Fund relief beginning in fiscal year 2009-10 and growing in future years. (Approximately $603 million of relief is projected for fiscal year 2010-11.) Remaining public transportation account funds and new diesel sales tax revenues are used to offset transit bond debt service allowable under the court ruling in fiscal years 2009-10 and 2010-11. After these two fiscal years, the statute provides for no further use of public transportation account for debt service offset. Additionally, $650 million of excise tax proceeds available from this legislation in fiscal year 2010-11 is proposed to be lent to the General Fund. This funding is available without diminishing previously anticipated transportation program levels and will be repaid in three years.

The special session transportation legislation provides for ongoing highway and local road funding similar in distribution to the former provisions that governed Proposition 42 funds (sales tax on gasoline). Increased funding is provided for the State Highway Operations and Protection Program (highway safety and rehabilitation projects, primarily) as well as local streets and roads and the State Transportation Improvement Program (capacity projects, primarily). The legislation provides approximately $350 million in ongoing annual transit operations grants with a one-time appropriation of $400 million for fiscal years 2009-10 and 2010-11. Two initiatives have been submitted for the November 2010 ballot that, if either is approved, limit the ability of the State to implement the transportation legislation.

9. Budget Stabilization Account. Pursuant to Proposition 58, the State normally would be required to set aside a specified portion of estimated annual General Fund revenues for fiscal year 2009-10 in the BSA for reserves that may be used to offset future shortfalls in the General Fund. Given the magnitude and urgency of the State’s ongoing financial stress, in accordance with Proposition 58, the Amended 2009 Budget Act suspended the transfer to the BSA for fiscal year 2009-10.

10. Prison Funding. The Amended 2009 Budget Act included $7.9 billion in General Fund expenditures for the California Department of Corrections and Rehabilitation (“CDCR”). In arriving at this figure, a total of $1.2 billion of savings for CDCR operations was assumed. Due to the delay in passage of legislation, and the failure of the California Legislature to adopt certain prison and parole reforms requested by the Governor, actual savings were approximately $587 million, with the result that CDCR costs were approximately $613 million higher than assumed in the Amended 2009 Budget Act, not including any changes as of the 2010-11 May Revision. As of the 2010-11 May Revision, CDCR costs in fiscal year 2009-10, excluding debt service and savings from employee compensation, were projected to exceed the level included in the Amended 2009 Budget Act by $906.6 million.

Fiscal Year 2009-10 Revised Estimates in the 2010-11 May Revision. The 2010-11 May Revision revised various revenue and expenditures estimates for fiscal year 2009-10. The 2010-11 May Revision projected, based on the various assumptions and proposals it contains, that the State would end fiscal year 2009-10 with a negative reserve of $6.8 billion, compared to the estimate of a negative $5.4 billion reserve at the time of the 2010-11 Governor’s Budget.

The 2010-11 May Revision reflected a net increase of $493.1 million in the General Fund beginning balance at the start of fiscal year 2009-10, since the 2010-11 Governor’s Budget. This change in the starting balance is primarily due to the following components:

•	$317.4 million increase in fiscal year 2009-10 Corporate Income Tax accruals;

•	$184.1 million increase in fiscal year 2008-09 Proposition 98 savings.

As of the 2010-11 May Revision, General Fund revenues and transfers for fiscal year 2009-10 were projected at a revised $86.5 billion, a decrease of $1.563 billion compared with the 2010-11 Governor’s Budget estimates. This change is primarily made up of the following components:

•	$2.619 billion decrease in personal income tax;

•	$816 million increase in sales and use tax;

•	$240 million increase in other revenues and transfers.

Under the 2010-11 May Revision, General Fund expenditures for fiscal year 2009-10 were projected at $86.5 million, an increase of $373 million compared with the 2010-11 Governor’s Budget estimates. This increase in expenditures is primarily attributable to an increase in Proposition 98 expenditures of $1.2 billion, and a decrease in non-Proposition 98 expenditures of $803.3 million. The increase in Proposition 98 expenditures is primarily due to a decrease in Proposition 1A and redevelopment agency offset.

The non-Proposition 98 expenditure decrease is due primarily to the combined effects of an $814 million increase in health and human services expenditures, a decrease of $367.9 million in borrowing costs, increased federal funds offsets of $430.5 million, and an increase in Proposition 1A and redevelopment agency offsets of $890.2 million (previously budgeted as offset to Proposition 98 expenditures).

Budget Risks. The Amended 2009 Budget Act was based on a variety of assumptions. As described above, actual circumstances or conditions in fiscal year 2009-10 have differed from such assumptions in material respects, and the State’s financial condition may continue to be adversely impacted.

As of June 13, 2010, budget risks still remaining for the 2009-10 fiscal year included, but were not limited to, the following:

•	Actual revenues through the end of fiscal year 2009-10 may be below projected amounts.

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Delays in or inability of the State to implement budget solutions, or increased costs, as a result of litigation. The following cases dealing with elements of the Amended 2009 Budget Act are still pending:

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There are almost three dozen separate cases dealing with the Governor’s furlough of State employees ($1.3 billion potential General Fund impact). The State Supreme Court has granted review of several cases, and several others are pending before the Court of Appeal. (In March 2010, the California Legislature passed legislation exempting from furlough State workers paid from sources other than the General Fund. The Governor vetoed this bill.); and

•	Potential court orders for the State to expend moneys for prison healthcare improvements, in excess of the amounts included in the Amended 2009 Budget Act.

Although appeals are continuing, the Governor has prevailed at lower court levels on several cases challenging aspects of the Amended 2009 Budget Act, including his vetoes of appropriations in July 2009 and the transfer of redevelopment agency moneys.

New Revenues. The Amended 2009 Budget Act included several major changes in General Fund revenues described below. The Amended 2009 Budget Act did not include any additional tax increases over those provided for pursuant to the Initial 2009 Budget Act, though it did include certain tax law changes intended to increase tax compliance and accelerate some revenues that were not in the Initial 2009 Budget Act.

As part of the Initial 2009 Budget Act passed in February 2009, the following tax and fee increases were adopted:

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Temporary Sales Tax Increase. Effective April 1, 2009, the General Fund sales and use tax rate was temporarily increased by 1 cent, from 5% to 6% . This tax increase will be in effect through June 30, 2011. As of the 2010-11 May Revision, this tax law change was expected to generate additional sales tax revenues of $4.299 billion in fiscal year 2009-10 and $4.223 billion in fiscal year 2010-11 for the General Fund.

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Vehicle License Fees. Effective May 19, 2009, vehicle license fees were temporarily increased from 0.65% to 1.15% with 0.35% going to the General Fund and 0.15% going to the Local Safety and Protection Account for local law enforcement grant programs previously funded from the General Fund. Vehicle license fees apply to the value of the vehicle (initially its market value and then subject to a standard depreciation schedule). This increase will remain in effect through June 30, 2011. As of the 2010-11 May Revision, this law change was expected to generate additional revenues of approximately $1.386 billion in fiscal year 2009-10 and $1.472 billion in fiscal year 2010-11.

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Personal Income Tax Surcharge. The Initial 2009 Budget Act provided for a temporary addition of 0.25% to each personal income tax rate for tax years 2009 and 2010. As of the 2010-11 May Revision, this change is expected to generate approximately $2.707 billion of additional General Fund revenues in fiscal year 2009-10 and $1.073 billion in fiscal year 2010-11.

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Dependent Exemption Credit Reduction. The Initial 2009 Budget Act included a temporary reduction in the personal income tax-exemption credit for dependents to the amount provided for the personal credit for tax years 2009 and 2010 from $309 to $99 (tax year 2008 values). As of the 2010-11 May Revision, this change was expected to generate approximately $1.429 billion of additional General Fund revenues in fiscal year 2009-10 and $700 million in fiscal year 2010-11.

The Amended 2009 Budget Act, passed in July 2009, included tax law changes affecting the General Fund as described below:

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Non-Retailer Registration for Use Tax. Under current law in 2009, non-retailers – those who do not sell tangible personal property – were not required to register with the State Board of Equalization (“BOE”). This law change requires non-retailers that hold a business license and have at least $100,000 in gross receipts to register with the BOE and submit a return that details purchases made during the year that were subject to the use tax yet for which no use tax was paid. This law change was expected to increase General Fund sales and use tax revenue by $26 million in fiscal year 2009-10 and $123 million in fiscal year 2010-11, with increasing amounts thereafter.

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Accelerate Estimated Tax Payments. Under current law in 2009, individuals and corporations were required to pay 30% each with the first two estimated payments, and 20% each for the last two estimated payments. Under this law change, beginning with the 2010 tax year, the first quarter estimated payment percentage will remain at 30% payable on April 15, the second quarter will increase to 40% payable on June 15, the third estimated payment will be eliminated, and the fourth quarter estimated payment will increase from 20% to 30% payable on December 15 for corporations and January 15 for individuals. As of the 2010-11 May Revision, this law change was expected to accelerate $1.295 billion into fiscal year 2009-10 ($672 million in personal income tax receipts and $623 million in corporate tax receipts) and $98 million in fiscal year 2010-11 ($60 million in personal income tax receipts and $38 million in corporate tax receipts).

•

Accelerate Wage Withholding. This tax law change increased current wage withholding rates by 10% and, as of the 2010-11 May Revision, was expected to accelerate $1.6 billion of personal income tax receipts into fiscal year 2009-10.

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Require Backup Withholding. Under current federal law, gambling winnings reported on Internal Revenue Service (“IRS”) Form W2G and payments made by banks and businesses reported on various IRS 1099 forms may be subject to backup withholding on those payments. Payments reported on IRS 1099 forms include payments to independent contractors, rents, commissions, and royalty payments. This law change conformed State law to federal law by requiring a withholding rate of 7% for State purposes whenever it is required for federal purposes. As of the 2010-11 May Revision, this law change was expected to increase personal income tax revenues by $32 million in fiscal year 2009-10 followed by an additional $31 million in fiscal year 2010-11.

State Office Building Sales Program. Pursuant to legislation enacted in 2009, the State Department of General Services (“DGS”) has solicited proposals for the disposition of 11 State office properties, through a sale, lease, or a sale with an option to lease back. A large number of bids were received in April 2010 and the DGS is still conducting due diligence on the bids received. Once a preferred buyer has been identified, DGS will notify the California Legislature. Under current law, the California Legislature has 30 days to review the sales agreement, but a bill adopted unanimously by the Assembly on June 3, 2010 (AB 2605) would require affirmative California Legislative approval for the building sale to proceed. This bill is pending in the Senate. At this time, the amount of potential revenue from the proposed sale is unknown. The 2010-11 May Revision assumed approximately $600 million of one-time net revenues to the General Fund over the next three years from the sale. (Approximately $1.1 billion of other sale proceeds would have to retire existing debt used to construct some of the buildings.)

State Indebtedness.

The California Treasurer (the “Treasurer”) is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid when due the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease revenue obligations, and short-term obligations, including revenue anticipation notes and revenue anticipation warrants.

General Obligation Bonds. The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond measure is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide a continuing appropriation from the General Fund of all debt service payments on general obligation bonds, subject only to the prior application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Under the State Constitution, the appropriation to pay debt service on the general obligation bonds cannot be repealed until the principal and interest on the bonds has been paid. Certain general obligation bond programs, called “self-liquidating bonds,” receive revenues from specified sources so that moneys from the General Fund are not expected to be needed to pay debt service, but the General Fund is liable as a back-up if the specified revenue source is not sufficient. The principal self-liquidating bond programs are the ERBs, supported by a special sales tax, and veterans general obligation bonds, supported by mortgage repayments from housing loans made to military veterans. General obligation bonds are typically authorized for infrastructure and other capital improvements at the State and local level. Pursuant to the State Constitution, general obligation bonds cannot be used to finance State budget deficits (except as already authorized by ERBs, as described below).

As of May 1, 2010, the State had outstanding $78,439,139,000 aggregate principal amount of long-term general obligation bonds, of which $68,917,429,000 were payable primarily from the General Fund, and $9,521,710,000 were “self-liquidating” bonds payable first from other special revenue funds. As of May 1, 2010, there were unused voter authorizations for the future issuance of $42,909,259,000 of long-term general obligation bonds, some of which may first be issued as commercial paper notes (see “General Obligation Commercial Paper Program” below). Of this unissued amount, $1,331,210,000 is for general obligation bonds payable first from other revenue sources.

Legislation enacted November 4, 2009, authorizes submission to the voters at the statewide election on November 2, 2010, of a ballot measure to approve the issuance of $11.14 billion in general obligation bonds for a wide variety of purposes relating to improvement of California’s water supply systems, drought relief, and groundwater protection. The bill specifies that not more than one-half of the bonds may be sold before July 1, 2015. Additional bond measures may be included on the November 2, 2010, election ballot.

Variable Rate General Obligation Bonds. The general obligation bond law permits the State to issue as variable rate indebtedness up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of May 1, 2010, the State had outstanding $5,294,440,000 principal amount of variable rate general obligation bonds (which includes a portion of the ERBs described below), representing approximately 6.7% of the State’s total outstanding general obligation bonds as of that date. Under State law, except for the ERBs, the State must pay the principal of any general obligation bonds that are subject to optional or mandatory tender, and that are not remarketed or, if applicable, purchased by financial institutions that provide liquidity support to the State. The State has not entered into any interest rate hedging contracts in relation to any of its variable rate general obligation bonds, and it no longer has any auction rate bonds outstanding.

General Obligation Commercial Paper Program. Pursuant to legislation enacted in 1995, voter-approved general obligation indebtedness may be issued either as long-term bonds or, for some but not all bond issues, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. It is currently the State’s policy to use commercial paper notes to provide flexibility for bond programs, such as to provide interim funding of voter-approved projects and to facilitate refunding of variable rate bonds into fixed rate bonds. Prior to late 2008, commercial paper notes were used primarily to repay internal loans from the PMIA, as a step toward issuance of long-term bonds. However, the internal loan program is no longer being used for general obligation bond programs and all such loans have been repaid from sale of long-term general obligation bonds. Pursuant to the terms of the bank credit agreement presently in effect, the general obligation commercial paper program may have up to $2 billion in aggregate principal amount at any time. This maximum amount may be increased or decreased in the future. As of May 7, 2010, $1,292,170,000 aggregate principal amount of general obligation commercial paper notes were outstanding, most of which relates back to retirement of PMIA loan expenditures in 2008. Commercial paper notes are not included in the calculation of permitted variable rate indebtedness described under “Variable Rate General Obligation Bonds.”

Bank Arrangements. In connection with the letters of credit or other credit facilities obtained by the State in connection with variable rate obligations and the commercial paper program, the State has entered into a number of reimbursement agreements or other credit agreements with a variety of financial institutions. These agreements include various representations and covenants of the State, and the terms (including interest rates and repayment schedules) by which the State would be required to repay any drawings (including drawings resulting from any failed remarketings) on the respective letters of credit or other credit enhancement to which such credit agreements relate. To the extent that any variable rate obligations cannot be remarketed over an extended period (whether due to reductions in the credit ratings of the institution providing credit enhancement or other factors), interest payable by the State pursuant to the reimbursement agreement or credit agreement would generally increase over current market levels relating to the variable rate obligations, and the principal repayment period would generally be shorter (typically less than five years) than the repayment period otherwise applicable to the variable rate obligation. On occasion the State’s variable rate obligations have not been remarketed resulting in draws on the applicable credit facilities.

During 2009, the State took a number of actions regarding its bank credit arrangements, including extending existing letter of credit facilities and converting standby purchase agreements to letters of credit for some of its floating rate ERBs and for its commercial paper program. The makeup of some of the State’s credit facilities was also revised with the deletion or substitution of banks. The State faces the need to renew approximately $1.37 billion of letters of credit for several series of variable rate general obligation bonds in November and December 2010.

Lease Revenue Obligations. In addition to general obligation bonds, the State has acquired and constructed capital facilities through the use of lease revenue borrowing (also referred to as lease-purchase borrowing). Under these arrangements, the State Public Works Board, another state or local agency, or a joint powers authority issued bonds to pay for the construction of facilities such as office buildings, university buildings, courthouses, or correctional institutions. These facilities are leased to a State agency, the California State University, the University of California, or the Judicial Council under a long-term lease that provides the source of payment of the debt service on the lease revenue bonds. In some cases, there was not a separate bond issue, but a trustee directly created certificates of participation in the State’s lease obligation, which were then marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of “indebtedness” within the meaning of the State Constitutional provisions that require voter approval. For purposes of this Statement of Additional Information, the terms “lease revenue obligation,” “lease revenue financing,” “lease-purchase obligation” or “lease-purchase” means, principally, bonds or certificates of participation for capital facilities where the lease payments providing the security are payable from the operating budget of the respective lessees, which are primarily, but not exclusively, derived from the General Fund, and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. The State had $10,071,627,519 in lease revenue obligations outstanding as of May 1, 2010. The State Public Works Board, which is authorized to sell lease revenue bonds, had $9,834,701,000 authorized and unissued as of May 1, 2010.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities. State agencies and authorities had approximately $56 billion aggregate principal amount of revenue bonds and notes, which are non-recourse to the General Fund outstanding as of December 31, 2009.

Build America Bonds. In February 2009, the United States Congress enacted certain new municipal bond provisions as part of the ARRA. One provision allows municipal issuers such as the State to issue “Build America Bonds” (“BABs”) for new infrastructure investments. BABs are bonds whose interest is subject to federal income tax, but the U.S. Treasury will repay to the State an amount equal to 35% of the interest cost on any BABs issued during 2009 and 2010. This results in a net interest expense lower than what the State would have had to pay for tax-exempt bonds of similar maturity. The subsidy payments from general obligation bonds are General Fund revenues to the State, while subsidy payments for lease revenue bonds are deposited into a fund that is made available to the State Public Works Board for any lawful purpose. In neither instance are the subsidy payments specifically pledged to repayment of the BABs to which they relate. The cash subsidy payment with respect to the BABs, to which the State is entitled, is treated by the IRS as a refund of a tax credit and such refund may be offset by the U.S. Department of the Treasury by any liability of the State payable to the federal government, including in respect of any internal revenue tax (including any interest and penalties), past due child support, past due and legally enforceable debt due federal agencies, unemployment compensation debts, and past due legally enforceable State income tax debts.

Starting in April 2009 and through April 30, 2010, the State has issued a significant amount of BABs, including $10.39 billion of general obligation bonds and $551 million of lease revenue bonds. The aggregate amount of the subsidy payments to be received from fiscal year 2010-11 through the maturity of these bonds (mostly 20 to 30 years) is approximately $7.46 billion for the general obligation BABs and $338 million for the lease revenue BABs. The Obama Administration has proposed making the BABs program permanent, although at a lower subsidy rate for future issuances. In late May 2010 the U.S. House of Representatives passed a bill (H.R. 4213) that extends the BABs program for two years at successively lower subsidy rates, but higher than those proposed by the Obama Administration; this proposal has not yet been acted on by the Senate.

Future Issuance Plans; General Fund Debt Ratio. Between November 2006 and August 2009, voters and the California Legislature authorized more than $60 billion of new general obligation bonds and lease revenue bonds. This new authorization substantially increased the current amount of such General Fund-supported debt outstanding to more than $79 billion, while still leaving authorized and unissued approximately $51 billion of such bonds as of May 1, 2010. In order to address the expenditure needs for these new authorizations, along with those that existed before 2006, the State has increased the volume of issuance of both of these categories of bonds substantially, compared to previous years, starting in fiscal year 2007-08. The amounts and timing of future issuance of general obligation and lease revenue bonds will depend on a variety of factors, including the actual timing of expenditure needs for the various programs for which such bonds are to be issued, the amount and timing of interim financing provided to the programs, the interest rate and other market conditions at the time of issuance, and the timing and amounts of additional general obligation bonds or lease revenue bonds that may be approved.

Disruptions in financial markets and uncertainties about the State’s budget condition caused significant disruptions in the State’s bond issuance program during fiscal year 2008-09. Because of these factors, the State did not issue any new general obligation bonds between July 2008 and March 2009. In March 2009, the State it issued $6.54 billion of new tax-exempt bonds, the largest new money general obligation bond issue in the State’s history (excluding ERBs). A few weeks later, the State took advantage of the new federal rules to issue $6.86 billion of federally taxable general obligations bonds, of which $5.3 billion were BABs. A significant part of the over $13 billion of bonds issued in the spring of 2009 was used to retire internal borrowings used to fund construction projects, which had built up because of the long hiatus in bond issuance. An additional $6.546 billion of tax-exempt and taxable general obligation bonds ($2.66 billion BABs) were issued in the fall of 2009, together with $1.549 billion of lease revenue bonds ($250 million BABs).

The combination of unusual circumstances resulted in public offerings of a record $19.7 billion of general obligation bonds during calendar year 2009. Through May 31, 2010, the State has issued $5.9 billion of general obligation bonds and $721 million of lease revenue bonds in calendar year 2010. The 2010-11 May Revision projected issuance of approximately $15.8 billion of general obligation and lease revenue bonds in that fiscal year. These are preliminary estimates, and the actual amount of bonds sold in fiscal year 2010-11 will depend on many factors, including more detailed review of program needs, budget priorities, and market conditions.

Based on the current Department of Finance projections of program expenditure needs, without taking into account any future authorizations that may occur, the State Treasurer has estimated that the aggregate amount of outstanding debt supported by the General Fund, including general obligation, lease revenue, and Proposition 1A bonds, based on current voter and legislative authorizations, is estimated to peak at approximately $111.3 billion by fiscal year 2014-15, compared to the current outstanding amount of approximately $80.8 billion. The annual debt service costs on this amount of debt is estimated by the State Treasurer to increase to approximately $9.93 billion in fiscal year 2012-13 compared to approximately $6.09 billion budgeted in fiscal year 2009-10. The projected amounts for fiscal year 2010-11 through 2011-12 include the interest, and for fiscal year 2012-13, the interest and principal payable on the $1.90 billion of bonds issued in connection with Proposition 1A. After fiscal year 2012-13, projected peak debt service is $9.97 billion in fiscal year 2017-18. (These estimates do not include ERBs, described below, or veterans general obligation bonds supported by mortgage repayments from housing loans made to military veterans, nor do they take into account potential benefits from future refunding opportunities.)

In light of the substantial drop in General Fund revenues since fiscal year 2007-08, and the projections of substantial new bond sales in the future, the ratio of debt service on general obligation, lease revenue, and the Proposition 1A bonds supported by the General Fund, to annual General Fund revenues and transfers (the “General Fund Debt Ratio”) can be expected to increase significantly in future years. Based on the revised estimates contained in the 2010-11 May Revision, in fiscal year 2009-10, the General Fund Debt Ratio was estimated to equal approximately 7.03%. Based on the assumed debt issuance referred to in the preceding paragraph, and the assumed growth in General Fund revenues and transfers contained in the 2010-11 May Revision, through fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to peak at 10.58% in fiscal year 2012-13, the year in which the Proposition 1A bonds mature. In the fiscal year following the maturity of the Proposition 1A bonds, fiscal year 2013-14, the State’s General Fund Debt Ratio is projected to decline to 9.34%. The State’s General Fund Debt Ratio after fiscal year 2013-14 will depend on the State’s future General Fund revenues, which will in turn depend on a variety of factors including but not limited to economic, population, and inflation growth. Based on the State’s current debt issuance projections and an assumed combined average annual General Fund revenue growth rate of between 2% to 5%, the State’s General Fund Debt Ratio in fiscal year 2019-20 is projected to range from 7.26% to 8.67%. The General Fund Debt Ratio is calculated based on actual gross debt service, without adjusting for receipts from the U.S. Treasury for the State’s current outstanding general obligation and lease revenue BABs, and an assumed interest rate of 6.25% and 6.75% for future issuances of general obligation and lease revenue bonds, respectively. The actual General Fund Debt Ratio in future fiscal years will depend on a variety of factors, including actual debt issuance (which may include additional issuance approved in the future by the California Legislature and, for general obligation bonds, the voters), actual interest rates, debt service structure, and actual General Fund revenues and transfers.

Economic Recovery Bonds. Proposition 57 was approved by the voters on March 2, 2004. Proposition 57 authorized the issuance of up to $15 billion in ERBs to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax that became effective July 1, 2004. In addition, as voter-approved general obligation bonds, the ERBs are secured by the State’s full faith and credit and payable from the General Fund in the event the dedicated sales and use tax revenue is insufficient to repay the bonds.

In May and June 2004, the State issued $10.896 billion principal amount of ERBs, resulting in the deposit of net proceeds to the General Fund of approximately $11.254 billion. In order to relieve cash flow and budgetary shortfalls identified in the 2008-09 Governor’s Budget, the State issued approximately $3.179 billion of additional ERBs on February 14, 2008, generating net proceeds of $3.313 billion, which were transferred to the General Fund. No further ERBs can be issued under Proposition 57, except for refunding bonds that may be issued in the future. (The Department of Finance had determined that the full $15 billion voter authorization could not be issued because of the previous repayment of certain June 30, 2004 obligations eligible for financing pursuant to Proposition 57.)

Because of the sharp reduction in taxable sales as a result of the recent economic recession, the Special Sales Tax Revenues (“SSTRs”) collected from the one-quarter cent tax dedicated to repayment of the ERB debt decreased to a level that did not provide adequate coverage above the required debt service amounts for the 2004 and 2008 ERBs. This resulted in downgrades of the ratings of the ERBs and would have required debt service to be paid from reserve funds for at least some period of time. In order to restore adequate coverage, the State restructured the ERB debt through the issuance of approximately $3.435 billion ERB refunding bonds on November 5, 2009. The restructuring reduced annual debt service costs to come into alignment with reduced tax revenues, with a coverage target of at least 1.3 times. The ratings for all ERBs have been raised to levels above the State’s general obligation bond ratings.

Three different sources of funds are required to be applied to the early retirement (generally by purchase or redemption) of ERBs: (i) all proceeds from the dedicated quarter cent sales tax in excess of the amounts needed, on a semi-annual basis, to pay debt service and other required costs of the bonds, (ii) all proceeds from the sale of specified surplus State property, and (iii) 50% of each annual deposit, up to $5 billion in the aggregate, of deposits in the BSA. As of January 2010, funds from these sources have been used for early retirement of approximately $3.5 billion of bonds during fiscal years 2005-06 through 2009-10, including $1.495 billion that was transferred from the BSA in fiscal year 2006-07 ($472 million) and fiscal year 2007-08 ($1.023 billion). The State reported that approximately $122 million of surplus tax revenues will be used to retire ERBs on June 24, 2010.

The Governor suspended each of the fiscal years 2008-09, 2009-10, and 2010-11 BSA transfers due to the condition of the General Fund.

Tobacco Settlement Revenue Bonds. In 1998, the State signed a settlement agreement (the “Master Settlement Agreement” or “MSA”) with the four major cigarette manufacturers (the “participating manufacturers” or “PMs”). Under the MSA, the PMs agreed to make payments to the State in perpetuity, which payments at the time were predicted to total approximately $25 billion (subject to adjustments) over the first 25 years. Under a separate Memorandum of Understanding, half of the payments made by the cigarette manufacturers is paid to the State and half to local governments. The specific amount to be received by the State and local governments is subject to adjustment. Details in the MSA require reduction of the PMs’ payments for decreases in cigarette shipment volumes by the PMs, payments owed to certain “Previously Settled States” and certain other types of offsets. However, settlement payments are adjusted upward each year by at least 3% for inflation, compounded annually.

State law enacted in 2002 (the “Tobacco Securitization Law”) authorized the establishment of a special purpose trust to purchase the tobacco assets and to issue revenue bonds secured by the tobacco settlement revenues received beginning in the 2003-04 fiscal year. Legislation in 2003 amended the Tobacco Securitization Law to authorize a “back-up state guaranty” that requires the Governor to request an appropriation from the General Fund in the annual Budget Act to pay debt service and other related costs of the tobacco settlement revenue bonds secured by the second 2003 sale of tobacco settlement revenues when such tobacco settlement revenues are insufficient. The California Legislature is not obligated to make any General Fund appropriation.

In 2003, two separate sales of these assets financed with revenue bonds (the “2003 Bonds”) produced approximately $4.75 billion in proceeds, which were transferred to the General Fund. In 2005 and 2007, the State refunded all of the original 2003 Bonds, generating additional proceeds of approximately $1.783 billion, which were also transferred to the General Fund. The back-up State guaranty was applied to only the second 2003 sale of bonds and was continued when those bonds were refunded in 2005 (the “2005 Refunding Bonds”). The back-up State guaranty now applies to the $3.14 billion of 2005 Refunding Bonds.

The MSA provides for a potential reduction to the PMs’ payments under specified conditions relating to the loss of market share to non-participating manufacturers (“NPMs”). This potential reduction is called an “NPM adjustment.” The State disputes the PMs’ right to an NPM adjustment for any year. The MSA also allows the

PMs to withhold any portion of their annual payments that is disputed, until such time as the dispute is resolved. Since 2006, the annual amount of revenues received by the State has incurred some level of withholding based on the PMs’ assertion of their right to receive an NPM adjustment as is reflected in the table below. Nevertheless, the annual amount of tobacco settlement revenues received to date has been in excess of the required debt service payments.

Year of Scheduled Payment	Approximate NPM Adjustment Withheld
2006	$50.9 million
2007	44.0 million
2008	33.9 million	*
2009	32.8 million
2010	35.3 million

*	In February 2009, these funds were released and remitted to the State as part of the NPM arbitration negotiations.

Source: State of California, Department of Finance.

The State Attorney General is pursuing, in a multi-state arbitration proceeding, a determination compelling the PMs to pay the full amount scheduled, given that the State asserts that it has been diligently enforcing the statute governing the NPMs, as required in the MSA.

Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds; provided that, in connection with the issuance of the 2005 Refunding Bonds, the State covenanted to request the California Legislature for a General Fund appropriation in the event tobacco settlement revenues fall short. Tobacco settlement revenues have been sufficient to pay debt service with respect to the tobacco settlement revenue bonds, and therefore the State’s covenant to request an appropriation has never been invoked.

Obligations In Connection with Proposition 1A of 2004. The Amended 2009 Budget Act provided for State borrowing, pursuant to Proposition 1A, of approximately $1.998 billion of local property tax revenues. In accordance with Proposition 1A, the State is required to repay such revenues no later than June 2013. Legislation implementing the borrowing in the Amended 2009 Budget Act provided authority to local governments to sell their right to receive the State repayment to a joint powers authority (JPA) and for the JPA to issue bonds backed by the State’s repayment obligation. The repayment obligation includes interest and issuance costs for the JPA bonds.

On November 19, 2009, the California Statewide Communities Development Authority, a JPA, issued $1,895,000,000 of bonds that are secured by the State’s obligation to make these payments to approximately 1,300 local governments, representing approximately 95% of the State’s total borrowing from local governments. The 2010-11 Governor’s Budget includes $90.8 million General Fund for the interest payments that will be incurred in that fiscal year. In accordance with the authorizing legislation, these bonds will be repaid by June 15, 2013. In addition, for the obligations to entities not participating in the JPA bond program (which are $103 million in principal amount), the Director of Finance has set an interest rate of 2% per annum.

Cash Flow Borrowing. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The following table shows the amount of RANs issued in the past five fiscal years and through June 13, 2010, in fiscal year 2009-10:

State of California Revenue Anticipation Notes Issued

Fiscal Years 2004-05 to 2009-10

(Dollars in Billions)

Fiscal Year	Type	Principal Amount	Date of Issue	Maturity Date
2004-05	Notes Series A - D	$6.0	October 6, 2004	June 30, 2005
2005-06	Notes	3.0	November 10, 2005	June 30, 2006
2006-07	Notes	1.5	October 3, 2006	June 29, 2007
2007-08	Notes	7.0	November 1, 2007	June 30, 2008
2008-09	Notes Series A-1	1.2	October 23, 2008	May 20, 2009
	Notes Series A-2	3.8	October 23, 2008	June 22, 2009
	Notes Series B-1	0.5	March 23, 2009	June 23, 2009
2009-10	Interim Notes	1.5	August 27, 2009	October 5, 2009*
	Notes Series A-1	2.825	September 29, 2009	May 25, 2010
	Note Series A-2	5.975	September 29, 2009	June 23, 2010

*	Repaid on September 29, 2009 with a portion of the 2009-10 Notes Series A.

Source: State of California, Office of the State Treasurer.

Indirect, Nonpublic, or Contingent Obligations.

•

Flood Litigation Judgment. In 2005, the State settled a lawsuit arising from liability for past flood damages through a stipulated judgment in the amount of $428 million, which provided for the State to make annual payments of $42.8 million, plus interest, for 10 years; the payments are subject to annual appropriation by the California Legislature. The California Legislature has included the required annual installment in each budget act since the settlement was approved. This matter is not treated as a “debt” of the State for any legal or constitutional purposes.

•

Unemployment Insurance Fund Borrowing. Commencing in January 2011, the State will be required to pay interest payments on loans made by the federal government to the State Unemployment Insurance (UI) Fund.

•

Special Fund Borrowings. As has been described in connection with various budget acts and current budget proposals, the General Fund has or may incur legal obligations to repay various Special Funds, or to repay schools or other local governments, for borrowings that have been treated as providing revenue to the General Fund. These loans may, in some cases, be further extended by the California Legislature. Such loans are not treated as “debt” for any legal or constitutional purposes.

•

Office of Statewide Health Planning and Development Guarantees. Pursuant to a law created in 1969, the Office of Statewide Health Planning and Development (“OSHPD”) insures loans and bond issues for construction and renovation projects for nonprofit and publicly-owned healthcare facilities. The program (commonly called “Cal-Mortgage Loan Insurance”) is currently authorized in statute to insure up to $3 billion for health facility projects. State law established the Health Facility Construction Loan Insurance Fund (“Fund”) as a trust fund that is continuously appropriated and may only be used for program purposes. The Fund is used as a depository of fees and insurance premiums and is the initial source of funds used to pay administrative costs of the program and shortfalls resulting from defaults by insured borrowers. If the Fund were unable to make payment on an insured loan or bond, State law provides for the State Treasurer to issue debentures to the holders of the defaulted loan or bond which are payable on a parity with State general obligation bonds. All claims on insured loans to date have been paid from the Fund. For the fiscal year ending June 30, 2009, OSHPD insured approximately 134 loans to nonprofit or publicly owned health facilities throughout California for approximately $1.7 billion. As of that date, the cash balance of the Fund was approximately $192.6 million. The OSHPD reported to the California Legislature that, as of June 30, 2009, the Fund balance was $95.0 million (unaudited). The Fund balance is determined by taking the cash balance, adding the value of assets (obligations due to the OSHPD for defaulted projects) and subtracting the liabilities (obligations of the OSHPD for defaulted projects). The OSHPD engaged Oliver Wyman to perform the 2008 actuarial study of the Fund, which concluded, among other things, that it appeared to be sufficient, assuming “normal and expected” conditions, to maintain a positive balance over 30 years. Even assuming abnormal and unexpected events, the study found that the Fund’s reserves would protect against General Fund losses for 14 years. More information on the program can be obtained from OSHPD’s website.

Sources of Tax Revenues.

In fiscal year 2008-09, approximately 90% of the State’s General Fund revenues and transfers were derived from personal income taxes, corporation taxes, and sales and use taxes. The following are brief summaries of the major sources of tax revenues in the State. The sections below captioned “Sales and Use Tax” and “Corporation Tax” include descriptions of pending lawsuits relating to various taxes.

Personal Income Tax. The California personal income tax, which accounted for 52.4% of General Fund revenues and transfers in fiscal year 2008-09, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions), with rates ranging from 1% to 9.3%. For tax years 2009 and 2010, the rates will range from 1.25% to 9.55%. The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax (“AMT”), which is much like the federal AMT. The personal income tax structure is considered to be highly progressive. For example, the Franchise Tax Board indicates that the top 1% of taxpayers paid 43% of the total personal income tax in tax year 2008.

Proposition 63, approved by the voters in the November 2004 election, imposes a 1% surcharge on taxable income over $1 million in addition to the 9.3% rate (9.55% for tax years 2009 and 2010). The surcharge became effective January 1, 2005. The proceeds of the tax surcharge are required to be used to expand mental health programs.

Taxes on capital gains realizations, which are largely linked to stock market performance, can add a significant dimension of volatility to personal income tax receipts. Capital gains tax receipts accounted for 14.8% of General Fund revenues and transfers in fiscal year 2000-01. The 2010-11 May Revision projected that capital gains would account for 3.6% of General Fund revenues and transfers in fiscal year 2009-10 and 5.8% in fiscal year 2010-11.

Sales and Use Tax. The sales and use tax (referred to herein as the “sales tax”), which accounted for 28.7% of General Fund revenues and transfers in fiscal year 2008-09, is imposed upon retailers for the privilege of selling tangible personal property in California. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains, and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.

The California use tax is imposed at the same rates as the regular sales tax on consumers of tangible personal property that is used, consumed, or stored in this State. Use tax applies to purchases from out-of-state vendors that are not required to collect tax on their sales. Use tax also applies to most leases of tangible personal property.

As of May 1, 2010, the breakdown of the base State and local sales tax rate of 8.25% was as follows:

•	6% imposed as a State General Fund tax (this tax rate is scheduled to return to 5% on July 1, 2011);

•	0.5% dedicated to local governments for health and welfare program realignment (Local Revenue Fund);

•	0.5% dedicated to local governments for public safety services (Local Public Safety Fund);

•	1% local tax imposed under the Uniform Local Sales and Use Tax Law, with 0.25% dedicated to county transportation purposes and 0.75% for city and county general-purpose use; and

•	0.25% deposited into the Fiscal Recovery Fund to repay the State’s ERBs (the “special sales tax”).

Existing law provides that 0.25% of the base State and local sales tax rate may be suspended in any calendar year upon certification by the Director of Finance, by November 1 in the prior year, that both of the following have occurred: (1) the General Fund reserve (excluding the revenues derived from the 0.25% special sales tax) is expected to exceed 3% of revenues in that fiscal year (excluding the revenues derived from the 0.25% special sales tax) and (2) actual revenues for the period May 1 through September 30 equal or exceed the previous May Revision forecast. The 0.25% rate will be reinstated the following year if the Director of Finance subsequently determines conditions (1) or (2) above are not met for that fiscal year. The Department of Finance estimates that the reserve level will be insufficient to trigger a reduction for calendar year 2010.

Existing law provides that the special sales tax will be collected until the first day of the calendar quarter at least 90 days after the Director of Finance certifies that all ERBs and related obligations have been paid or retired or provision for their repayment has been made or enough sales taxes have been collected to pay all ERBs and related obligations to final maturity. At such time the special sales tax will terminate and the city and county portion of taxes under the uniform local sales and use tax will be automatically increased by 0.25%.

Proposition 1A, approved by the voters in the November 2004 election, amended the State Constitution to, among other things, reduce the California Legislature’s authority over local government revenue sources by restricting the State from lowering the local sales tax rate or changing the allocation of local sales tax revenues without meeting certain conditions. A proposed initiative constitutional amendment would restrict the ability of the State to use or borrow money from local governments, and moneys dedicated to transportation financing. See “Recent Developments” above.

An appellate court decision from 2008 held that two Dell entities and two providers of maintenance and warranty services had improperly collected from customers and remitted to the BOE use tax on optional service contracts that were sold with computers. The State anticipates that a pending action will result in a judgment or settlement requiring the BOE to refund the tax with interest. Plaintiffs estimate that the refund amounts could be as much as $250 million. Identification and notification of consumers affected by the decision and thus due a refund is unresolved, and determination of the total refund amount depends upon such identification and notification. The 2010-11 May Revision projected that the refunds will not occur prior to fiscal year 2011-12.

Corporation Tax. The corporation tax accounted for 11.5% of General Fund revenues and transfers in fiscal year 2008-09. Corporation tax revenues are derived from the following taxes:

1. The franchise tax and the corporate income tax are levied at an 8.84% rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.

2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2% on their net income. This additional tax is in lieu of personal property taxes and business license taxes.

3. The AMT is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of 6.65%.

4. A minimum franchise tax of up to $800 is imposed on corporations subject to the franchise tax but not on those subject to the corporate income tax. New corporations are exempted from the minimum franchise tax for the first year of incorporation.

5. Sub-Chapter S corporations are taxed at 1.5% of profits.

6. Fees paid by limited liability companies (“LLCs”), which account for 2.8% of corporation tax revenue, are considered “corporation taxes.” Three separate cases have been filed challenging the constitutionality of the LLC fee. Two have been resolved and one is pending. In California Taxpayers Association v. Franchise Tax Board, California Taxpayers Association (“Cal-Tax”), plaintiffs challenged the constitutionality of the corporate understatement penalty that was enacted in Chapter 1, Statutes of 2007-08 First Extraordinary Session (SB X1 28, 2008 Budget Act Trailer Bill) and sought an injunction precluding the Franchise Tax Board from enforcing the statute. The trial court ruled for the State and Cal-Tax appealed. A decision may be issued during fiscal year 2010-11. An adverse ruling would resulting a potential loss or revenue in fiscal year 2010-11 of between $500 million and $800 million, and an ongoing loss of approximately $500 million thereafter.

As part of the 2009 Budget Act, the California Legislature adopted certain additional tax benefits for corporations, affecting carryover of losses, sharing tax credits among affiliates, and changes to the unitary tax calculations for multinational corporations, all of which were to become effective in 2011 or later. An initiative statute will be included on the November 2010 ballot that would repeal all of these new tax benefits. It is estimated that such a repeal, if approved by the voters, would increase General Fund revenues by approximately $1.7 billion annually starting in fiscal year 2011-12.

Insurance Tax. The majority of insurance written in California is subject to a 2.35% gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35% rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.5%, surplus lines and non-admitted insurance at 3% and ocean marine insurers at 5% of underwriting profits. To provide interim funding for the Healthy Families and Medi-Cal programs, Chapter 157, Statutes of 2009 extends the 2.35% gross premiums tax to the Medi-Cal managed care plans in 2009 and 2010.

The BOE ruled in December 2006 that the premium tax insurers pay should be calculated on a cash basis rather than the accrual method required by the California Department of Insurance. This ruling is expected to result in a total loss of $406 million spread over several years; the impact was $15 million in fiscal year 2008-09 and is estimated to be $11 million in fiscal year 2009-10, $230 million in fiscal year 2010-11, and $149 million in fiscal year 2011-12.

Vehicle License Fee. The Amended 2009 Budget Act temporarily increased the vehicle license fee from 0.65% to 1.15%, effective May 19, 2009, through June 30, 2011. Of this 0.5% increase, 0.35% goes to the General Fund, with the remaining 0.15% going to local law enforcement. An initiative has been qualified for the November 2010 ballot that would increase the annual vehicle license fee by $18 and dedicate the revenue to support of State parks and wildlife conservation. This measure, if approved by the voters, would generate an estimated $500 million per year for parks and wildlife conservation programs, which would save an equivalent amount of General Fund expenditures.

Estate Tax; Other Taxes. The State estate tax is based on the State death tax credit allowed against the federal estate tax. The California estate tax is designed to pick up the maximum credit allowed against the federal estate tax return. The federal Economic Growth and Tax Relief Reconciliation Act of 2001 (the “Economic Growth and Tax Relief Reconciliation Act”) phases out the federal estate tax by 2010. As a consequence, the Economic Growth and Tax Relief Reconciliation Act resulted in the reduction of the State estate tax revenues by 25% in calendar year 2002, 50% in calendar year 2003, and 75% in calendar year 2004, and the elimination of the State estate tax beginning in calendar year 2005. The provisions of this federal act sunset after 2010. At that time, the federal estate tax is scheduled to be reinstated along with the State’s estate tax. Federal estate tax law may be changed to modify or eliminate the State pick-up tax.

Other General Fund major taxes and licenses include: Inheritance and Gift Taxes; Cigarette Taxes; Alcoholic Beverage Taxes; Horse Racing License Fees, and Trailer Coach License Fees.

Special Fund Revenues. The California Constitution and statutes specify the uses of certain revenues. Such receipts are accounted for in various special funds. In general, special fund revenues comprise three categories of income:

•	Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

•	Charges for special services to specific functions, including such items as business and professional license fees.

•	Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

Motor vehicle related taxes and fees are projected to account for 39% of all special fund revenues in fiscal year 2010-11. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees, and vehicle license fees. In fiscal year 2010-11, $10.9 billion is projected to come from the ownership or operation of motor vehicles. Approximately $2.9 billion of this revenue is projected to be returned to local governments. The remainder will be available for various State programs related to transportation and services to vehicle owners.

Taxes on Tobacco Products. As a result of Proposition 99, approved by the voters in 1988, and Proposition 10, approved by the voters in 1998, the State imposes an excise tax on cigarettes of 87 cents per pack and the equivalent rates on other tobacco products. Tobacco product excise tax revenues are earmarked as follows:

1. Fifty cents of the per-pack tax on cigarettes and the equivalent rate levied on non-cigarette tobacco products are deposited in the California Children and Families First Trust Fund and are allocated primarily for early childhood development programs.

2. Twenty-five cents of the per-pack tax on cigarettes and the equivalent rates levied on non-cigarette tobacco products are allocated to the Cigarette and Tobacco Products Surtax Fund. These funds are appropriated for anti-tobacco education and research, indigent health services, and environmental and recreation programs.

3. Ten cents of the per-pack tax is allocated to the State’s General Fund.

4. The remaining two cents of the per-pack tax is deposited into the Breast Cancer Fund.

The following table shows the trend of major General Fund and total taxes per capita and per $100 of personal income for the past five fiscal years and fiscal year 2010-11.

Recent Tax Receipts

	State Taxes per Capita(a)		Taxes per $100 of Personal Income
Fiscal Year	General Fund	Total	General Fund	Total
2005-06	2,451.75	2,867.55	6.52	7.63
2006-07	2,501.35	2,934.28	6.23	7.31
2007-08	2,530.79	2,967.26	6.06	7.11
2008-09	2,084.46	2,494.59	4.95	5.92
2009-10	2,189.84	2,571.00	5.40	6.34
2010-11 (budget)	2,265.68	2,701.14	5.46	6.51

*	Data reflects population figures based on the 2000 Census – estimated.

Source: State of California, Department of Finance.

State Appropriations Limit.

The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the “Appropriations Limit”). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

Article XIII B prohibits the State from spending “appropriations subject to limitation” in excess of the Appropriations Limit. “Appropriations subject to limitation,” with respect to the State, are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent such proceeds exceed “the cost reasonably borne by that entity in providing the regulation, product or service,” but “proceeds of taxes” exclude most State subventions to local governments, tax refunds, and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees and certain other non-tax funds.

There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.

The Appropriations Limit in each year is based on the Appropriations Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college (K-14) districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate “proceeds of taxes” received over such two-year period above the combined Appropriations Limits for those two years, is divided equally between transfers to K-14 districts and refunds to taxpayers.

The California Legislature has enacted legislation to implement Article XIIIB which defines certain terms used in Article XIIIB and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor’s Budget, and thereafter to be subject to the budget process and established in the Budget Act.

The following table shows the Appropriations Limit for fiscal years 2006-07 through 2010-11.

State Appropriations Limit

(Dollars in Millions)

	2006-07	2007-08	2008-09	2009-10		2010-11
State Appropriations Limit	$72,307	$76,093	$79,858	$80,984		$79,118
Appropriations Subject to Limit	(58,663)	(59,201)	(48,233)	(57,849	)*	(58,424	)*

Amount (Over)/Under Limit	$13,641	$16,892	$31,625	$23,135	*	$20,694	*

*	Estimated/projected.

Source: State of California, Department of Finance.

Litigation.

The State is continually a party to numerous legal proceedings, many of which could have an adverse impact on the State’s financial condition. Pending litigation currently includes, but is not limited to, cases involving issues related to the budget, taxes, environmental matters, health care, tribal gaming, transportation, education, and the State’s prison system, all of which, if decided adversely to California, could result in significant General Fund expenditures or otherwise impact the ability of the State to raise revenues.

Local Governments.

The primary units of local government in California are the 58 counties, which range in population from approximately 1,100 in Alpine County to approximately 10.4 million in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails, and public safety in unincorporated areas. There are also 480 incorporated cities in California and thousands of special districts formed for education, utilities, and other services.

The fiscal condition of local governments was changed when Proposition 13, which added Article XIIIA to the State Constitution, was approved by California voters in 1978. Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose “special taxes” (those devoted to a specific purpose) without two-thirds voter approval. Although Proposition 13 limited property tax growth rates, it also has had a smoothing effect on property tax revenues, ensuring greater stability in annual revenues than existed before Proposition 13 passed.

Proposition 218, another constitutional amendment enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees, and other exactions. (The limitations include requiring a majority vote approval for general local tax increases, prohibiting fees for services in excess of the cost of providing such service, and providing that no fee may be charged for fire, police, or any other service widely available to the public.)

In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including assuming principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990s, the California Legislature reduced the post-Proposition 13 aid to local government entities other than K-12 schools and community colleges by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the California Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for local services funded by cities and counties.

The 2004 Budget Act, related legislation, and the enactment of Proposition 1A in 2004 dramatically changed the State-local fiscal relationship. These constitutional and statutory changes implemented an agreement negotiated between the Governor and local government officials (the “state-local agreement”) in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee (“VLF”) rate from 2% to 0.65% of the market value of the vehicle. In order to protect local governments, which had previously received all VLF revenues, the 1.35% reduction in VLF revenue to cities and counties from this rate change was backfilled (or offset) by an increase in the amount of property tax revenues they receive. This worked to the benefit of local governments because the backfill amount annually increases in proportion to the growth in property tax revenues, which has historically grown at a higher rate than VLF revenues, although property tax revenues have declined over the past two years. This arrangement continues without change in the 2010-11 Governor’s Budget.

Pursuant to statutory changes made in conjunction with the Initial 2009 Budget Act, the VLF rate increased from 0.65% to 1.15% effective May 19, 2009. Of this 0.50% increase, 0.35% flows to the General Fund, and 0.15% supports various law enforcement programs previously funded by the General Fund. This increased VLF rate will be effective through the 2010-11 fiscal year.

As part of the state-local agreement, voters at the November 2004 election approved Proposition 1A. Proposition 1A amended the State Constitution to, among other things, reduce the California Legislature’s authority over local government revenue sources by placing restrictions on the State’s access to local governments’ property, sales, and VLF revenues as of November 3, 2004.

The Amended 2009 Budget Act authorized the State to exercise its authority under Proposition 1A to borrow an amount equal to approximately 8% of local property tax revenues, or $1.9 billion, which must be repaid within three years. State law was also enacted to create a securitization mechanism for local governments to sell their right to receive the State’s payment obligations to a local government-operated joint powers authority. This joint powers authority sold bonds in a principal amount of $1.895 billion in November 2009 to pay the participating local governments their full property tax allocations when they normally would receive such allocations. Pursuant to Proposition 1A, the State is required to repay the local government borrowing (which in turn will be used to repay the bonds of the joint powers authority) no later than June 30, 2013. The 2010-11 Governor’s Budget includes $90.8 million for the interest payments that will be incurred in that fiscal year to be paid from the General Fund.

The Amended 2009 Budget Act also contained a shift of $1.7 billion in redevelopment agency funds from current revenue and reserves in fiscal year 2009-10 and $350 million in fiscal year 2010-11. These revenues are shifted to schools that serve the redevelopment areas. This frees an equal amount of base property tax that is shifted to the Supplemental Education Revenue Augmentation Funds in each county that are established by Proposition 1A and used for the same purposes. The enabling legislation allows redevelopment agencies to borrow from parent agencies, and from any available reserves in their low and moderate income housing funds.

The California Redevelopment Association (“CRA”), whose membership includes a large number of redevelopment agencies, has filed a lawsuit challenging the $1.7 billion shift described above. The 2008 Budget Act included a shift of $350 million of redevelopment agency moneys. The CRA had also challenged that shift, and a trial court held that the legislation providing for the shift was invalid, which prevented the State from shifting the funds for the 2008-09 fiscal year. The State withdrew its appeal of the decision and subsequently enacted legislation that addresses the concerns noted by the trial court. However, the subsequently enacted legislation is being challenged in the current CRA lawsuit. A group of counties has filed a separate lawsuit challenging the shift. The Sacramento County Superior Court issued a ruling on May 4, 2010, upholding the State’s ability to shift $1.7 billion and $350 million from redevelopment agencies in fiscal years 2009-10 and 2010-11, respectively. The CRA has appealed the ruling.

Economic, Political, Social and Environmental Conditions.

Changes in economic, political, social or environmental conditions on a local, State, federal and/or international level may adversely affect California’s financial condition, as well as investment risk generally. Such conditional changes may include (but are not limited to) fluctuations in business production, consumer prices or financial markets, unemployment rates, technological advancements, shortages or surpluses in natural resources or energy supplies, changes in law, social unrest, fluctuations in the crime rate, political conflict, acts of war or terrorism, environmental damage and natural disasters.

Georgia

Located in the southeastern region of the United States, the State of Georgia (“Georgia” and the “State”) has experienced substantial growth over the last several decades. Since 1960, the population of Georgia has more than doubled, currently making Georgia the country’s ninth most populated state. Between 2000 and 2009, Georgia grew by an estimated 1,642,758 people, a growth rate of 20.1 percent, fourth fastest in the nation, and fastest east of the Mississippi River (2009 Census estimate: 9,829,211). From 2000 to 2009, 17 of Georgia’s counties ranked among the nation’s 100 fastest-growing, second most in the nation, including two counties (both located in metro Atlanta) which ranked among the top ten.

This population increase is expected to continue for the foreseeable future at approximately the same accelerated rate. In its March 2010 report, the Governor’s Office of Planning and Budget estimated that Georgia’s population will increase by an additional 4.6 million people over the next 20 years, with over 60% of this growth attributable to people moving into the state. While the fastest-paced growth is expected in the northern and coastal areas of the state, it is expected that the Atlanta MSA will remain the most densely populated area, with approximately 43% of all Georgians living in this area.

Georgia’s economy is fairly diversified, with private sector employment almost equally spread between manufacturing, services, wholesale sales and retail sales, with concentrations in manufacturing, trade, transportation and utilities, information technology, and professional and business services. During the second half of the 20th century, this diversity allowed Georgia to experience almost continuous economic growth, while other states more dependent upon a single business sector experienced some periods of economic contraction. However, during the last several years, this diversity has been unable to fully insulate Georgia’s economy from the nationwide economic downturn that occurred in 2002-2004 and the current one which began in December 2007.

One area where this economic diversity, in combination with Georgia’s population growth, and its effects on the local economy can be seen is Georgia’s labor market. Historically, Georgia has enjoyed an unemployment rate significantly at or below the national average. Unfortunately, as of June 2010, the state’s unemployment rate stood at 10.0%, which is slightly above the national average of 9.5%.

While the raw numbers are not positive, the trend is favorable. The Georgia unemployment rate is down from a high of 10.5% in March 2010 (but still above a year earlier rate of 9.7%). Similarly, the Georgia total non-farm employment figures are up (3.83 million for June 2010 as opposed to a low of 3.78 million in February 2010), but they are still below year earlier figures (3.88 million). This trend is reflected in the May 2010 US Regional Recession Status by Moody’s Economy.com which classifies Georgia to be “moderating recession,” defined as the state’s economy not contracting as severely as six months earlier.

Historically, most of the job growth in Georgia has been in the Atlanta MSA. However, over the last several years, there has been great emphasis placed upon developing other parts of the State, so that these areas can begin to reap the economic benefits traditionally limited to the Atlanta MSA. One example of this is the OneGeorgia Authority, which is discussed below. Those efforts have begun to bear fruit, as for the last several years, the statewide growth rate has exceeded the Atlanta MSA growth rate. However, this trend has been muted over the past year, as the rate of job loss in the Atlanta MSA (1.0%) has been slightly lower than the rate for the balance of the state (1.3%).

One reason that Georgia has such a positive economic outlook is because of its location, which affords its residents and businesses easy access to commercial centers throughout the nation and the world. As business and consumer confidence grows, it is believed that centers of transportation and logistics will gain as inventories get restocked and goods are shipped. Evidence of this upswing has been observed at both Hartsfield-Jackson Airport and the Port of Savannah; while cargo traffic still remains below prior year levels, as discussed below both locations have Georgia experienced an uptick in cargo traffic over the last few months.

For ground transportation, the capital city of Atlanta is one of the few major US cities with 3 interstate highways. As a result, Georgia manufacturers and distributors are within 2 truckload days of 82% of the US industrial market. During an average week, about 5.9 million tons of freight move across Georgia’s highways. Furthermore, Georgia has the most extensive rail system and largest intermodal hub in the Southeast. Georgia also ranks as the 5th largest overall logistics employer in the nation with nearly 11,000 providers of logistics services.

Since 1998, Hartsfield-Jackson (the “Airport”) has been the busiest passenger airport in the world, serving over 88,032,086 passengers in 2009 through 32 carriers, with destinations to over 231 destinations in 52 countries. Also, for the fifth consecutive year, the Airport retains its title as the nation’s busiest airport in terms of operations (takeoffs and landings) with 970,258 operations. Atlanta is within a two hour flight of 80% of the United States population. The current economic downturn has negatively impacted the Airport. In 2009 the number of domestic travelers fell 1.69% in one year, while international passengers fell by 3.79%. This downward trend is expected to be short-lived, as annual Airport passenger traffic is anticipated to increase to 121,000,000 by 2015.

The Airport is also considered to be the best among air cargo facilities. In 2009, the Airport was named Air Cargo Week’s Airport of the Year, becoming the first U.S. airport to earn the top prize among the annual World Air Cargo Awards. The Airport also has over 2,000,000 square feet of cargo warehouse space and is the 11th largest air cargo hub in the country and 30th worldwide. In addition to the main cargo complexes, the Airport houses a USDA approved Perishables Complex, the only one in the Southeastern U.S. The Perishables Complex features on-site distribution and transport capabilities, USDA inspection services and a USDA approved fumigation chamber. The Airport is also the only airport in the Southeast to be approved by the USDA to apply cold treatment, which is an environmentally safe alternative to methyl bromide.

This infrastructure enabled the Airport to handle more than 563,139 metric tons of cargo in 2009 (a decrease of 14.06% from 2008); international cargo also decreased from 365,351 to 312,033 metric tons in 2009. However, since November 2009, the Airport has posted upswings in year-over-year cargo traffic for six consecutive months. Cargo traffic in April 2010 was 23.44% higher than the previous year. This figure is expected to grow as Asiana Airline announced it will join the Airport’s growing list of all-cargo carriers starting September 13, 2010. Asiana Airline will operate a freighter with four weekly flights to Seoul, South Korea. The new service is expected to create up to 25 jobs and produce an annual regional economic impact of $24 million.

To facilitate the projected increase in usage, the Airport is in the tenth year of a multi-year improvement project, which is the largest public works project in the history of the State of Georgia. The program was originally budgeted to cost $5.4 billion and to take 10 years to complete, but due to cost and time overruns, the project is now expected to be complete in 2015 at an estimated cost in excess of $6 billion. The centerpiece of this expansion is the building of a fifth runway, which opened on May 16, 2006 and has helped to reduce air traffic congestion by increasing the Airport’s landings and take-offs capacity by 40%. Another major piece of the expansion is the construction of a new international terminal which broke ground in the summer of 2008 and is set for completion in April 2012. The 1.2 million-square-foot international terminal will have 12 new international gates (plus 16 domestic gates) and a 1,100-space parking facility.

The success of the Airport has also had a tremendous impact on the local economy. A recent study commissioned by the City of Atlanta’s Department of Aviation calculated total direct business revenue, including sales to airlines and service providers dependent on the Airport, to be $32.6 billion in 2009, up from $23.5 billion in 2005. In addition, Airport-related jobs in the metro region increased by 11 percent, from 393,100 in 2005 to 434,400 in 2009. The Airport jobs paid more than $4.3 billion in wages in 2009 and generated more than $3 billion in tax revenues for the government.

Finally, with respect to water transport, Georgia has two significant deepwater ports, Savannah and Brunswick, as well as two inland barge operations, Columbus and Bainbridge. Like the Airport, these ports experienced a dip in traffic for 2009, but have recently begun to see a significant uptick in activity. Out of 361 ports in the U.S., Savannah is now the fourth largest container port in the country. It is also the fastest growing container port in the U.S., while the Port of Brunswick is the 6th-largest automobile processing port in the nation. In 2008, the Port of Savannah’s total exports exceeded one million TEUs for the first time in Georgia Ports Authority’s history. However, due to the economic slowdown, Savannah’s total trade declined almost 10% in 2009 over 2008. However, similar to the airport cargo traffic, Savannah has posted upswings in year-over-year TEU throughput for six consecutive months as the May TEU total was 24.7 percent higher than the previous year.

Also like the Airport, Georgia’s water ports are currently involved in significant capital improvement projects. The Brunswick Deepening Project was completed in 2007 (deepening the mean water depth to 36 feet), as was the preliminary work for the Savannah Harbor Expansion Project. The latter project is expected to be complete by 2012 (2 years prior to the Panama Canal expansion) and will deepen Savannah Harbor from 42 feet to 48 feet. The expansion of the Panama Canal and the Savannah Harbor will allow much larger container ships, twice the capacity of current vessels, to access the Savannah port.

These factors have all contributed to Georgia’s significant link to the global economy, which is recognized by the over 60 countries that have consular, trade, or chamber of commerce offices in Atlanta. More than 4000 internationally-owned facilities representing over 60 countries are located in Georgia. In 2009, $23.8 billion in exports and $53 billion in imports passed through the ports, making Georgia the 12th-largest export state and 9th-largest import state in the U.S.

Over the last several years, Georgia has been successful in attracting international business. In February 2010, Kia Motor Co. (“Kia”), a South Korean automaker, celebrated the grand opening of Kia’s first North American manufacturing facility, located in West Point, Troup County, Georgia, which is located off Interstate 85 near the Georgia-Alabama border. The $1.2 billion facility will produce 300,000 cars a year. Also, seven supplier companies have located near the facility and are expected to employ approximately 3,600 workers. The Kia plant’s economic impact to Georgia is expected to be approximately $4 billion per year. One study predicts the economic benefits brought about by the Kia plant will create 20,000 new jobs by 2012.

In May 2010, Sony Ericsson Mobile Communications announced that it will locate the company’s new Americas headquarters in Atlanta, creating about 180 jobs. A few days before Sony Ericsson’s announcement, MAGE SOLAR GMBH, a Ravensburg, Germany-based manufacturer of solar energy products, also announced that it will locate its North American headquarters in Dublin, Georgia. MAGE SOLAR markets high-grade photovoltaic modules, high-performance branded inverters, and mounting systems used in the solar energy industry. This project is estimated to bring $30 million in investment and is estimated to create 350 jobs over five years.

To help foster this international business growth, the Georgia Department of Economic Development has instituted the “Global Georgia” program to promote Georgia within the international community and prioritize international business development. The Georgia Department of Economic Development currently has 10 offices located in Brazil, Canada, Chile, China, Europe (Munich, Germany), Japan, Korea, Mexico, Israel and UK & Ireland.

This pro business climate continues to be widely recognized. Recently, Georgia has been ranked among the top 10 states in which to do business by CNBC (#10), Forbes magazine (#6), and Pollina Corporate Real Estate (#8). In 2010, Chief Executive magazine selected Georgia as 7th best state for job growth and business. This is one of many reasons why Georgia is the home to 14 Fortune 500 companies (with the City of Atlanta having the fourth largest concentration of Fortune 500 companies in the United States), including AFLAC, The Coca-Cola Company, The Home Depot, UPS, Delta Air Lines, Newell Rubbermaid, and NCR. Overall, over 75% of the Fortune 1000 companies have a presence in the Atlanta metropolitan area.

As mentioned above, historically much of this economic largesse has centered around the capital city of Atlanta. However, recently the State government has taken several steps to ensure that the other areas of Georgia share in this growth. Of particular note is the OneGeorgia Authority (the “Authority”). Established in 2000 and funded with a portion of the State’s recovery in the nationwide tobacco litigation settlement, the Authority was created to provide financial assistance to development projects targeted to assist Georgia’s economically distressed areas. It is anticipated that the Authority will invest over $1.6 billion over the term of the tobacco settlement. Unfortunately, due to the economic downturn, the fund for OneGeorgia Authority’s rural economic development program was cut from the fiscal year (“FY”) 2010 budget. However, under the FY 2011 budget, Georgia expects to provide $47,123,333 to fund the rural economic development program.

The State government of Georgia and its elected officials have historically adopted a very conservative fiscal approach. This approach has resulted in the State having one of the lowest debt levels, per capita, in the United States. In 2007, Georgia had the 3rd lowest state per-capita debt and 4th lowest instate debt as a percent of personal income. As a result, Georgia is one of seven states to maintain a triple “A” bond rating by all three major rating agencies (see below).

General obligation bonds are typically issued by the State pursuant to Article VII, Section IV of the Constitution of the State of Georgia (the “Georgia Constitution”), which provides that such bonds are the direct and general obligations of the State. The operative language is set forth in Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides:

“The full faith, credit and taxing power of the State are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). . .”.

The Georgia Constitution further obligates the Georgia General Assembly to “raise by taxation and appropriate each fiscal year . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt.” The Georgia Constitution also establishes a special trust fund (the “State of Georgia General Obligation Debt Sinking Fund”), which is used for the payment of debt service requirements on all general obligation debt.

The Georgia Constitution also establishes certain limitations upon the amount of debt that the State can incur. In particular, Article VII, Section IV, Paragraph II(b) of the Georgia Constitution provides that, except in certain emergency situations (i.e., in times of war or to cover a temporary budget shortfall) the State may not incur additional debt if, in that fiscal year or any subsequent year, the cumulative annual debt service for both general obligation debt and guaranteed revenue debt (including the proposed debt) will exceed 10% of the total revenue receipts, less refunds, for the prior fiscal year. The Georgia Constitution prevents State departments and agencies from circumventing these debt limitation provisions by prohibiting them from executing contracts that may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

As mentioned above, the State may incur “public debt to supply a temporary deficit in the State treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which such debt is incurred.” (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) However, since this provision was enacted, the State has never had to exercise this power.

Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution. (See Article VII, Section VI, Paragraph VI of the Georgia Constitution).

As of June 30, 2009, the State had total outstanding bonded debt of $10,771,468,000. While this represented a substantial increase over the prior year ($9,545,352,000), the State remained well below the 10% threshold at 5.4%. As a result, as of June 30, 2010, the State maintained credits ratings of Aaa, AAA, and AAA from Moody’s Investor Services, Fitch, Inc., and Standard and Poor’s, respectively, making it only one of seven states to maintain such status.

The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the State budget which is considered, amended, and approved by the Georgia General Assembly.

To protect the State in the event of a decline in State revenues, and reflective of its conservative fiscal approach, in 1976 the Georgia General Assembly established the Revenue Shortfall Reserve. This reserve is funded by surplus revenue collections, and its existence was instrumental in helping the State weather the nationwide economic downturn during FY 2002-FY 2004. During those 3 years, the State was able to cover revenue shortfalls by drawing monies from this reserve (approximately $680 million over the 3 year period) rather than raising taxes or cutting vital services. With the end of the economic downturn in FY 2005, the State then began to replenish the reserve, so that at the end of FY 2007, the reserve reached its peak with a balance of $1.7 billion (exceeding the pre-FY 2002 balance). Unfortunately, due to the economic downturn, this upward trend was reversed in FY 2008 and by the end of FY 2009 the Revenue Shortfall Reserve balance was reduced to $271 million.

This reserve increase was previously funded by the State experiencing substantial increases in revenue collections. For FY 2007, Georgia experienced a 7.5% increase over prior year collections ($17,600,126,000 versus $16,366,132,000). However, starting in the latter half of FY 2008, net revenue collections have declined. In FY 2009, total revenue collections were down by $1,830,818,000 (down 10.5%) from FY 2008 levels. The effect in the various subareas showed an overall decrease, as Individual Income Taxes (down 12.2%), Motor Fuel Taxes (down 14.8%), Corporate Income Taxes (down 26.3%) and Sales and Use Taxes (down 7.6%) were down from FY 2008 levels. The only areas in which the State experienced an increase in revenue collection were Property Taxes (up 1.9%) and Alcohol Beverages Tax (up 1.2%).

Unfortunately, this downward trend continued in FY 2010. Net revenue collections were down from FY 2009 in all areas, including Individual Income Taxes (down 10%), Motor Fuel Taxes (down 3.8%), Corporate Income Taxes (down 1.4%) and Sales and Use Taxes (down 10.6%). Overall, for FY 2010, net revenue collections totaled around $14 billion, down 9.1% from FY 2009.

On June 8, 2010, Governor Sonny Perdue signed the state’s $17.9 billion FY 2011 budget, $700 million less than the original FY 2010 budget. This budget was also $300 million less than the budget originally recommended to the legislature and $3.5 billion less than the original FY 2008 budget recommendation.

One continued positive source of revenue for the State has been the Georgia Lottery Corporation. Established in 1992, the State uses profits from the lottery to fund numerous education-based initiatives, including a voluntary, state-wide pre-Kindergarten education program and the HOPE Scholarship Program (for post-secondary education). In FY 2010, Georgia Lottery transferred $883,878,000 to the State Treasury’s Lottery for Education Account, over $11.7 million more than in FY 2009. The Georgia Lottery Corp. ended FY 2010 as the only traditional U.S. lottery to experience 12 consecutive years of growth in profits.

One significant byproduct of the HOPE Scholarship Program has been the substantial increase in the percentage of college educated adults. In 1999, only 21% of Georgia’s population had a college degree, far below the national average. In 2008, 27% of the population had a college degree, on par with the national average. Furthermore, in 2010, CNBC ranked the Georgia’s workforce number 3 in the nation.

Another positive source of income to the State has been the American Recovery and Reinvestment Act of 2009 (“ARRA”). During FY 2009, the State recognized $725 million in ARRA funds which were used for miscellaneous purposes.

Personal income is a second key indicator of economic conditions in Georgia. Total personal income, relative to that of the U.S., has been growing despite the economic downturn. For FY 2008, Georgia’s personal income grew by 4.9%, compared to 5.3% for the nation as a whole. However, in 2009 state personal income declined by an average of 1.7%, matching the national average.

Georgia has also undergone significant political change during the 21st century. In November 2002, the State elected its first Republican Governor since Reconstruction. In addition, in light of significant election gains, as well as the well-publicized switch of political parties by several State Senators, the Republican Party gained control of the State Senate. This trend continued in 2004, as the Republican Party gained control of the State House and a second Republican Senator was elected (making it the first time since Reconstruction that Georgia had 2 Republican Senators). There is uncertainty surrounding the upcoming 2010 elections as, in addition to voting on the Legislature, Georgians will elect a new Governor (the current Governor is prohibited from running due to a 2-term limit).

Significant Contingent Liabilities

In response to a written request from the State Auditor, the Law Department for the State identified the following material litigation, claims and assessments as of June 30, 2009:

Plymel, et al. v. Teachers Retirement System, et al., Fulton Superior Court Civil Action No. 2004-CV-84312; Georgia Supreme Court decision reported at 282 Ga. 409 (2006). The Plaintiffs in this case filed a class action in April, 2004, seeking additional retirement benefits retroactive to the time of their individual retirement dates for a class of those retirees who elected survivorship options and who retired between 1983 and February 1, 2003, in the retirement plan administered by the Teachers Retirement System of Georgia (“TRS”). Plaintiff/Retirees alleged that TRS’ failure to use updated mortality tables resulted in miscalculations of monthly benefits and therefore additional monies are due to Plaintiffs for underpayment of benefits. The Plaintiff class numbers approximately 15,000. TRS was unsuccessful defending the case on the merits. The court in Plymel utilized a statute of limitations of six years, a pre-judgment rate of interest of 7% and a post-judgment interest rate equal to prime plus 3%. The Plaintiffs’ attorneys were awarded a fee equal to 25% of the total liability due to the class under the judgment. The total liability for TRS in this case for the adjusted benefit payments and attorneys’ fees was finalized at $414,259,402 and, following a final payment in September, 2009, is paid in full. All payments made by TRS pursuant to this class action were paid from the assets of TRS.

William A. Willis, et at. v. Employees’ Retirement System of Georgia, et al., Fulton Superior Court Civil Action No. 2007-CV-128923, filed January 31, 2007, set forth against Employees’ Retirement System of Georgia (“ERS”) exactly the same issues as were presented in Plymel v. TRS. The parties having agreed that the Plymel rulings will apply in Willis as well, ERS conceded liability on the breach of contract claim in Willis. ERS has agreed, and the Court has accepted, that the parties will use the statute of limitations and interest rate figures used in the Plymel case. The total liability for ERS in this case for the adjusted benefit payments and attorneys’ fees was finalized at $145,972,960. To date, ERS has made payments of approximately $31,309,000 in FY 2009, and approximately $43,500,000 on September 1, 2009, with approximately $71,164,000 liability outstanding and payable over time. All payments made by ERS pursuant to this class action are paid from the assets of ERS. The only remaining issue outstanding in Willis concerns application of an administrative rule that limits retirement benefits to 90% of the highest salary earned by the member while actively employed. This issue was scheduled to be heard before the court in September, 2009, but the hearing was postponed pending settlement discussions. A status conference was scheduled for January 21, 2010. The outcome of this issue is not anticipated to have an appreciable effect on the total liability amount.

Smitha Anderson v. PSERS, et al., Fulton Superior Court Civil Action No. 2008-CV-154757. This is another class action presenting the same issues as Willis and Plymel, set forth against the Public School Employees Retirement System (“PSERS”). The parties agreed to apply the same statute of imitations and interest rates determined in Willis and Plymel. The total liability for PSERS in this case for adjusted benefit payments and attorneys’ fees was finalized at $2,168,024. To date, PSERS has made payments of approximately $1,086,000, with approximately $1,082,000 liability outstanding and payable over time. All payments made by PSERS pursuant to this class action are paid from the assets of PSERS.

Georgia Power Company v. Graham, Fulton County Superior Court Civil Action File No. 2007-CV 137383 filed on or about July 24, 2007. This case arose from Georgia Power’s claim for the Port Tax Credit (the “Credit”) provided by O.C.G.A. § 48-7-40.15. Georgia Power asserts that its increase in imports through Georgia ports during the tax years 2002 through 2004 inclusive qualifies Georgia Power to receive a Credit based income tax refund. The total Credit claimed is in excess of $50 million, although the amount of refund for each taxable year is capped, with the excess Credit carrying forward to subsequent tax years. The Commissioner has answered the Complaint asserting that Georgia Power Company does not satisfy the statutory requirements to qualify for the Credit. Discovery in this case is complete and the parties have filed cross-motions for summary judgment. It is anticipated that oral argument on the cross-motions for summary judgment will be heard in January 2010.

Western Surety Company and Continental Casualty Company v. the State of Georgia, Department of Transportation, Heard County Superior Court Civil Action No. 08-v-l06. The plaintiff, Western Surety Company and Continental Casualty Company (“Western Surety”) was the surety company for Bruce Albea Company (“BAC”) on a Georgia Department of Transportation (“GDOT”) project. On June 29, 2007 BAC delivered a notice to GDOT advising that it was voluntarily abandoning the project. GDOT directed Western Surety to take over the work in accordance with the construction contract and Western Surety subsequently hired a completion contractor. Western Surety filed this action against GDOT on March 18, 2008, alleging three breach of contract causes of action, two related to price escalations of asphalt both prior to and subsequent to the original completion date, and the third alleging the failure to pay an outstanding contract balance in excess of $500,000 for work performed by the completion contractor. Western Surety also alleges a claim under the Prompt Payment Act. The case is currently in discovery. Plaintiffs have not stated a final claim amount but preliminary indications of potential damages sought are approximately $9,000,000.

Salary-Related Litigation: A state employee and certain teachers have brought separate law suits challenging steps the State has taken to manage expenditures relative to reduced revenues. In Stalling, et at. v. State of Georgia, et al., several school teachers contend that: (i) a statutory amendment making the payment of monetary incentives to teachers for achieving national certification “subject to appropriations” of funding for such incentive payments and (ii) any subsequent reductions in the appropriations are unconstitutional. In Estill, et al. v. State of Georgia, et al., a state employee seeks class certification and contends that state employees were entitled under state law to a general salary increase of 2 1/2% for the latter half of FY 2009 on the basis of initial appropriations (later reduced). Both cases are pending in the Superior Court of Fulton County and are in the initial stages of litigation. The State’s position is that the statute challenged in the Stalling case is constitutional; that the actions of the defendants in both cases were within their lawful authority, and that the plaintiffs in both cases are not entitled to any relief.

Citibank USA, N.A., et al. v. Bart L. Graham, Fulton County Superior Court, Case No.2007-CV-140161. This action was filed on September 20, 2007 and seeks a sales tax refund of $10,147,730 from the Department of Revenue. It involves a legal issue decided in the Department’s favor in Citibank USA, N.A., et al. v. Graham, Fulton County Superior Court, Case No. 2005-CV-109444, which was filed December 2, 2005 to obtain a $2,281,990 refund. Citibank’s application for discretionary appeal in the first lawsuit was denied by the Georgia Court of Appeals. The issues in second case are fully briefed, and we are awaiting a decision on the Department’s motion to dismiss.

Kenny A., et at. v. Sonny Perdue, Department of Human Resources, et al., United States Court of Appeals for the Eleventh Circuit, Nos. 06-15514, 06-15874. This was a class action lawsuit filed on behalf of 2,200 children in state custody asserting systemic deficiencies in foster care in Fulton and DeKalb counties. A Consent Decree was entered wherein the Department of Human Resources (“DHR”) agreed to make a number of specific system-wide management and infrastructure reforms. The District Court appointed two independent accountability agents to monitor DHR’s progress and awarded attorneys’ fees to the plaintiffs in the amount of $10.5 million. DHR appealed the award of attorneys’ fees to the Eleventh Circuit Court of Appeals. In July, 2008, the Court of Appeals affirmed the entire award. However, the majority opinion noted that the panel grudgingly affirmed the $4.5 million multiplier applied by the district court because they were bound by Eleventh Circuit precedent which may conflict with that of the United States Supreme Court. In light of the tone of the majority and concurring opinions, DHR filed a petition for rehearing en banc in the Eleventh Circuit which was denied on November 5, 2008. On April 6, 2009, the U.S. Supreme Court granted the State’s petition for certiorari on the award of attorney’s fees in this case, and oral argument was conducted before the Supreme Court on October 14, 2009. A decision in this case is not expected until mid-2010.

Buford Dam/Lake Lanier Water Litigation: The State is involved in multi-district litigation in the United States District Court for the Middle District of Florida which includes several cases involving the operation of Buford Dam and Lake Lanier. In 1946, the U.S. Congress authorized and funded the construction of the Buford Dam, and granted the U.S. Army Corps of Engineers (the “Corps”) authority to operate Buford Dam and the resulting reservoir, Lake Lanier. Water supply was declared to be an incidental purpose of the project. Construction on the dam commenced in 1950 and lasted approximately six years. In 1958, the U.S. Congress enacted the Water Supply Act of 1958, which allowed the Corps to use its reservoir projects for municipal water supply subject to certain restrictions. During the 1970’s the Corps began to enter into water supply contracts with certain Georgia municipalities allocating water from Lake Lanier storage for local water supply. The Corps took the position that this was an appropriate use. However, when Atlanta and other surrounding communities sought additional water in the late 1980’s, the Corps prepared a draft post authorization change report as part of the process of granting the request. Subsequently, Alabama initiated litigation against the Corps in the United States District Court for the Northern District of Alabama, in which Florida and Georgia intervened.

Following almost twenty years of litigation and negotiations involving the use of water among various private entities and governmental entities in Georgia, Alabama, and Florida, multiple cases involving the use of the waters of the Apalachicola-Chattahoochee-Flint River Basin were referred to the United States District Court for the Middle District of Florida (the “District Court”), sitting as a multi-district litigation court, for resolution. The main components of such litigation are: (1) a case involving the rights of Georgia municipalities to use water from Lake Lanier (the “Georgia I” case); (2) a case involving the right of the Southeastern Federal Power Customers Association to be compensated for loss of hydroelectric power production due to the increasing use of water from Lake Lanier by Georgia municipalities; and (3) a case dealing with the quantity of water that the Corps should release from Lake Lanier to support the habitat of certain endangered species in the Apalachicola River in Florida in purported violation of the Endangered Species Act (the “ESA Litigation”). The ESA Litigation is in the early stages.

On July 17, 2009, the District Court issued an order making the following findings in the Georgia I case (the “Georgia I Order”): (1) water supply is not an authorized purpose of Lake Lanier, i.e., the lake was not built to provide for water supplies to municipalities in Georgia; (2) the quantity of water usage that would be authorized under a 1989 draft post authorization change in use report prepared by the Corps would require approval by the U.S. Congress; (3) the present level of water usage from Lake Lanier by Georgia municipalities violates the Federal Water Supply Act of 1958 and therefore is not authorized; and (4) the request by Georgia to the Corps, made in 2000, for additional water from Lake Lanier, would also violate the Federal Water Supply Act of 1958, and would be unauthorized. The Georgia I Order allows Georgia municipalities to continue using water from Lake Lanier for three years at current water usage levels in order to achieve a Congressional or other settlement, after which water usage from Lake Lanier (in the form of withdrawals from the lake and releases for downstream withdrawal) must revert to the “baseline” operation of the mid-1970’s, with an exception for withdrawal of 10 million gallons of water per day for the cities of Buford and Gainesville, Georgia. The State has filed a notice of appeal and has also requested that the District Court enter final judgment in Georgia I on the theory that all issues in such case are resolved. The District Court has declined the State’s request for the entry of final judgment. Alabama and Florida, as opposing parties, contend that the Georgia I Order is not appealable and have asked the Eleventh Circuit Court of Appeals to dismiss Georgia’s appeal.

Maryland

Risks of Concentration. The following information as to certain state specific considerations is given to investors in view of the Maryland Intermediate Municipal Bond Fund’s policy of concentrating its investments in Maryland issuers. This information supplements the information in the prospectus. This information constitutes only a brief summary, does not purport to be a complete description and is based on information from official statements relating to securities offerings of the State of Maryland (“Maryland” or the “State”) and other sources that are generally available to investors as of July 15, 2010. While generally believed to be accurate, we have not independently verified the information in this summary and will not be updating it during the year. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

Unless stated otherwise, the ratings indicated are for obligations of the State and are current as of July 15, 2010; there can be no assurance that these ratings will not change. Bonds issued by Maryland’s political subdivisions and other issuers of tax-exempt bonds may have different ratings which are unrelated to the ratings assigned to State bonds. Similarly, conduit bonds issued for private borrowers have ratings which are unrelated to the ratings assigned to State bonds.

Maryland and its economy. According to the 2000 Census, Maryland’s population on April 1 of that year was 5,296,486, an increase of 10.8% from the 1990 Census. Maryland’s population is concentrated in urban areas. Approximately 87.0% of Maryland’s population lives in the densely populated Baltimore-Washington region. Per capita income in 2009 was $48,285 in Maryland, compared to the national average of $39,138 in that year. Per capita income in Maryland increased at an annual rate of 0.3% in 2009, higher than the national decline of 2.6%.

Maryland’s economy is more reliant on the service and government sectors than the nation as a whole, while the manufacturing sector is much less significant in Maryland than it is nationwide. As one of the wealthier states, in Maryland a greater share of personal income is derived from dividends, interest and rent, and a lesser share comes from transfer payments. Maryland’s economy is also particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2009 was 10.5% for Maryland residents, compared to 4.1% nationwide. Maryland’s unemployment rate has been lower than the rest of the country for the past ten years, while the labor force in Maryland has grown more slowly than the rest of the country in seven of the last ten years. In 2009, the unemployment rate in Maryland was 7.0%, as compared to a national unemployment rate of 9.3%. In May 2010 these rates had increased to 7.2% in Maryland and 9.7% in the United States as a result of the ongoing economic downturn.

State fiscal information. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland’s fiscal year 2009 ended with a $87.2 million general fund balance on a budgetary basis, reflecting a $349.9 million decrease compared to the balance projected at the time the fiscal year 2010 budget was enacted. In addition, there was a balance of $691.8 million in the Revenue Stabilization Account of the State Reserve Fund. The Revenue Stabilization Account of the State Reserve Fund provides financial support for future needs of the State and is intended to reduce the need for future tax and other revenue increases. However, the State can move funds in the Revenue Stabilization Account to cover other areas of its budget, and has done so recently. As described below, over the last few years the State has used reserve funds to pay for operating shortfalls. General fund revenues on a budgetary basis realized in the State’s fiscal year 2009 were below estimates by $356.4 million, or 2.7%. On a GAAP basis, the fiscal year 2009 reserved general fund balance was $1,363.0 million, while the unreserved, designated and undesignated, fund balances were $146.9 million and $0.0 million, respectively; these balances compare to the reserved general fund balance of $1,388.2 million, and unreserved, designated and undesignated, fund balances of $538.0 million and $959.4 million, respectively, at the end of fiscal year 2008.

2010 budget. On April 13, 2009, the General Assembly approved the budget for fiscal year 2010. The fiscal year 2010 budget included, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,736.3 million in aid to local governments from general funds reflecting full funding of the Thornton public school assistance program; and (3) deficiency appropriations of $273.0 million for fiscal year 2009, including a reduction of $364.9 million in the Department of Health and Mental Hygiene primarily in Medicaid due to the availability of federal stimulus funds as further described below.

As part of the fiscal year 2010 budget plan, the General Assembly enacted the Budget Reconciliation and Financing Act of 2009 (the “2009 Act”), which provided for transfers to the General Fund in fiscal year 2010 of $216.3 million, including $31.0 million of transfer tax revenues and $161.9 million from the local share of highway user revenues. The 2009 Act and other legislative actions cumulatively decreased fiscal year 2010 revenues by $24.8 million.

Reductions to required fiscal year 2010 general fund appropriations included $34.0 million in aid to community colleges; $24.0 million due to modifications in the local jail reimbursement program; $16.1 million representing a decrease in the State share (from 80% to 70%) of the cost of placing students with special needs in non-public establishments; and $11.8 million reflecting the elimination of a State match of employee contributions to the deferred compensation plan. The fiscal year 2010 budget did not include funds for any employee cost of living adjustment or merit increases. State aid to primary and secondary schools included $10.8 million in Education Trust Fund revenues generated through anticipated licensing fees for Video Lottery Terminals and $297.3 million in State Fiscal Stabilization Funds authorized by the American Recovery and Reimbursement Act of 2009 (“ARRA”). The fiscal year 2010 budget also included $660.0 million in additional federal funds for the Medicaid program resulting from increased federal funding authorized by ARRA.

The fiscal year 2010 budget included $139.9 million for the Revenue Stabilization Account of the State Reserve Fund. The required certain payment of $63.0 million from the Dedicated Purpose Account to the Maryland Transportation Authority for certain transportation projects was reduced and funded with general obligation bonds instead. Transfers from the State Reserve Fund to the general fund totaled $210.0 million in fiscal year 2010.

Subsequent Events – fiscal year 2010. In order to close emerging gaps between anticipated revenues and budgeted expenditures, the Governor proposed, and the Board of Public Works approved, general fund budget reductions of $205.3 million on July 22, 2009, $223.3 million on August 26, 2009 and $102.8 million on November 18, 2009.

As part of the fiscal year 2011 budget plan discussed below, the General Assembly enacted the Budget Reconciliation and Financing Act of 2010 (the “2010 Act”), legislation that authorizes various funding changes resulting in increased general fund revenues and decreased general fund appropriations. The 2010 Act authorized transfers to the general fund in fiscal year 2010 of $317.4 million from various special fund balances, including $136.2 million from a highway user revenue account and $133.3 million from the University System of Maryland. An additional $330.1 million in unexpended capital program balances were authorized for transfer to the general fund, including $103.1 million from the local jurisdictions’ share of certain park improvement funds. The 2010 Act and other legislative actions cumulatively increase fiscal year 2010 general fund revenues by $58.8 million. As of July 15, 2010, the State estimated that the general fund balance on a budgetary basis at June 30, 2010 would be $153.8 million. In addition, the State estimated that the balance in the Revenue Stabilization Account of the State Reserve Fund would be $612.1 million at June 30, 2010, equal to 4.8% of estimated general fund revenues.

2011 Budget. On April 12, 2010, the General Assembly enacted the budget for fiscal year 2011. The fiscal year 2011 budget includes, among other things: (1) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (2) $5,741.6 million in aid to local governments from general funds; (3) $15.0 million to the State Reserve Fund; and (4) deficiency appropriations of $195.8 million for fiscal year 2010, including $108.9 million for Medicaid and $39.3 million for public education. The fiscal year 2011 budget does not include funds for any employee cost of living adjustment, merit increases, nor a match for contributions to deferred compensation.

As part of the fiscal year 2011 budget plan, the General Assembly enacted the 2010 Act, which increases fiscal year 2011 general fund revenues by $35.5 million, including $22.1 million by diverting to the general fund a portion of sales taxes and motor fuel taxes from the Chesapeake Bay 2010 Fund, $11.0 million resulting from changes in the allocation of interest earnings that otherwise would be retained in special funds accounts, and $2.4 million in admissions and amusement tax attributable to the cultural arts. The fiscal year 2011 budget also includes net general fund revenue increases of $9.2 million from various sources. The 2010 Act authorizes transfers to the general fund in fiscal year 2011 of $22.3 million, including $11.7 million from the University System of Maryland and $6.0 million in furlough-related savings from various special funds. The 2010 Act also authorizes transfers to the general fund totaling $111.7 million from capital-related special fund balances, including $45.0 million from the Bay Restoration Fund and $54.0 million in transfer tax revenues.

State aid to primary and secondary schools includes $114.0 million in Education Trust Fund revenues generated through $60.0 million in anticipated revenue from Video Lottery Terminals and $54.0 million in gaming licensing fees. The 2011 budget also includes $389.0 million in additional federal funds for the Medicaid program. The State has indicated that it anticipates federal legislation extending the enhanced federal Medicaid match provisions originally authorized by ARRA; at this time, this legislation has not been enacted.

The fiscal year 2011 budget includes $15.0 million for the State Reserve Fund in the Dedicated Purpose Account for distribution to the Department of Health and Mental Hygiene for the Prince George’s County Health Care System. The fiscal year 2011 budget also eliminates operating funds for certain road improvements, which will be funded in fiscal year 2011 by general obligation bonds instead. No transfers from the State Reserve Fund to the general fund are planned in fiscal year 2011.

As of July 15, 2010, the State projected the general fund balance on a budgetary basis at June 30, 2011 to be $203.9 million. In addition, the State projected the balance in the Revenue Stabilization Account of the State Reserve Fund to be $630.7 million at June 30, 2011, equal to 4.8% of estimated general fund revenues.

Federal stimulus funding. ARRA provides support for the states, including the State, by funding infrastructure, education programs, human services programs, and providing discretionary funds. ARRA provides over $4.5 billion in formula funding to Maryland governments. ARRA grants to Maryland provide $421.7 million for educational programs, $765.2 million for infrastructure programs, and $477.7 million for other programs. ARRA also includes $101.8 million in grants to local governments and aid organizations that are not appropriated in the State budget. These funds will be distributed directly to the local governments and aid organizations.

ARRA also provides federal grants for which State and local governments must compete, including grants to support law enforcement, habitat conservation, and the arts. It is uncertain how much of these funds the State or Maryland local governments will receive and, accordingly, they are not included in ARRA estimates for Maryland.

ARRA’s most significant impact for Maryland is the $2.9 billion that can support State general fund commitments. These funds support Medicaid, education, and discretionary State spending; the funds are used in the place of general funds to sustain State funding from fiscal years 2009 to 2011. When the funds are no longer available, the State and other Maryland local government will need to replace the funds or reduce spending. ARRA also permits 18.2% of the Fiscal Stabilization funds to support general government services; these funds, which total $160.1 million, have been applied $1.5 million in fiscal year 2009, $79.6 million to 2010 and the remaining $79.0 million is included in the fiscal year 2011 budget.

Other fiscal challenges facing Maryland. The State also has a substantial unfunded actuarial liability, estimated to be approximately $18.4 billion as of June 30, 2009, or 172.2% of payroll, on the pension plans guaranteed by the State. Other retirement programs administered by the State also are experiencing material shortfalls, as are the retirement programs of the City of Baltimore. In addition, after several years of analysis of the State’s other post-employment benefit (“OPEB”) liabilities, the State has determined that the State’s unfunded actuarial accrued liability for OPEB liabilities was $15.5 billion as of June 30, 2009; the amount held in trust to pay OPEB liabilities was $174.3 million as of that date. A commission formed in 2006 to develop a plan with respect to the State’s OPEB liabilities reported in an Interim Report released in December 2008 that, in its view, Maryland cannot sustain the current level of retiree health benefits. The commission is continuing to explore options for redesigning retired health benefits and/or the way the State pays for them to arrive at a solution that is both fiscally sound and fair to current and retired State employees.

State-level municipal obligations. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland’s Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. In its fiscal year 2009 capital program, 49% of the new general obligations bond authorizations represent financing of State-owned capital facilities and State programs, 50% represent financing of capital improvements owned by local governmental units, and 1% represent financing of capital improvements owned by non-profit or other private entities. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. The State has projected to have approximately $9,695.1 billion of State tax-supported debt outstanding as of July 31, 2010.

The State’s public indebtedness can be generally divided into the following categories:

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The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects, including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State’s real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State’s general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of July 15, 2010, the State’s general obligation bonds were rated AAA by Fitch, Aaa by Moody’s Investors Service, Inc., and AAA by Standard & Poor’s. We cannot assure you that such ratings will be maintained in the future.

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The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues generated from the financed facilities, including an expansion to BWI airport, rail transportation facilities, highways and other transportation facilities. Holders of these bonds are not entitled to look to any other sources of payment. The 2009 General Assembly established a maximum outstanding principal amount of $661.8 million as of June 30, 2010, for all nontraditional debt of the Maryland Department of Transportation. Nontraditional debt outstanding is defined as any debt instrument that is not a consolidated transportation bond or Grant Anticipation Revenue Vehicle (“GARVEE”) Bond; such debt includes, but is not limited to, certificates of participation (documented by conditional purchase agreements), debt backed by customer facility charges, passenger facility charges, or other revenues, and debt issued by Maryland Economic Development Corporation (“MEDCO”) or any other third party on behalf of the Maryland Department of Transportation. As of March 31, 2010, the outstanding principal amount of such nontraditional debt was $671.4 million and is projected to be $661.8 million at June 30, 2010.

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The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums, convention centers and recreational facilities payable primarily from lease rentals, sports lottery and other revenues. At March 31, 2010, the principal amount of outstanding Maryland Stadium Authority bonds and capital leases was $249.7 million.

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Certain other State units, such as Maryland’s university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority, like the Maryland Department of Transportation, has issued bonds which are payable solely from collections from airline travel; declines in air traffic at BWI airport could impede repayment of such bonds.

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During the 2004 General Session, the General Assembly created the Bay Restoration Fund to be managed by the Maryland Water Quality Financing Administration. The Bay Restoration Fund receives a mandatory fee of $30 per year per equivalent dwelling unit from users of sewerage systems in Maryland, as well as $30 per year from septic system users. The Bay Restoration Fund sewer fee generated $53.3 million in revenue (cash basis) during fiscal year 2009. Future sewer fee revenues are projected at approximately $55.0 million per year. The sewer fee revenues are pledged, to the extent necessary, as security for revenue bonds issued by the Maryland Water Quality Financing Administration, the proceeds of which will be applied primarily to provide grant funds to upgrade wastewater treatment plants with enhanced nutrient removal technology. The first $50 million of Bay Restoration Revenue Bonds were issued on June 25, 2008. Between 2010 and 2012, the Maryland Water Quality Financing Administration expects to issue an additional $480.0 million in Bay Restoration Revenue Bonds. A fiscal year 2010 transfer of $155.0 million and a fiscal year 2011 transfer of $45.0 million from the Bay Restoration Fund to the general fund will not affect the security or issuance of these bonds.

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The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase, conditional purchase, sale-leaseback and similar transactions to finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government’s taxing power is pledged but are ordinarily backed by the issuer’s covenant to budget for, appropriate and make the payments due on such obligations. Such arrangements generally contain “non-appropriation” clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government cannot be held contractually liable for the payments. As of June 30, 2010 the total of such financings outstanding was $210.6 million.

Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes.

Other issuers of municipal bonds. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating agencies, these ratings are often achieved through bond insurance or other credit enhancement. Over the last several years, however, repeated downgrades of the ratings of bond insurers have resulted in substantially lower ratings on these bonds. Additionally, most issuers within Maryland have received lower ratings than the State.

Many of Maryland’s counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services in the District of Columbia area, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue bonds. Many of the municipal corporations in Maryland have also issued bonds. In addition, all Maryland localities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers and the revenues pledged to the repayment of the bonds.

Local governments in Maryland receive substantial aid from the State for a variety of programs, including education costs and discretionary grants. However, cuts in State aid to local governments, lower tax and other receipts and the overall economic situation have required some Maryland counties and municipalities to find creative sources of revenue and to cut services and expenditures. The ongoing budget shortfalls at the State level, as well as other future events, might require further reductions in, or the discontinuation of, some or all State aid payments to local governments. Cutbacks in State aid and reductions in other local revenues are adversely affecting local economies.

Risks and uncertainties. Generally, the primary default risk associated with government obligations is the nonpayment of taxes or other revenues supporting the debt. In addition, certain debt obligations in the Fund may be obligations of issuers other than the State, such as those listed above. Although the State has received the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay their obligations. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may consist of obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since any decline in that one industry could impede repayment. Finally, the economic environment has had and continues to have a substantial impact on the bond markets. The State, its political subdivisions and other conduit borrowers regularly issue bonds to fund capital projects. Since the credit crisis began, interest rates on some financings have increased and other financing sources have dried up. As a result, some local governments and other borrowers have experienced increased borrowing costs or cash flow difficulties.

As described above, State and local revenues have been reduced due, at least in part, to the current economic environment. Substantial losses in the job market, considerable declines in individual and business income taxes and transfer and other ad valorem property taxes, coupled with reduced consumer and business expenditures have already impacted State and local revenues and are likely to continue to do so for some time. The cumulative effect of the ongoing market uncertainty and the economy makes the economic outlook of the State, its political subdivisions and other borrowers challenging and at the same time, difficult to predict. While Maryland’s economy is unusually dependent on the federal government because a large percentage of Maryland residents are employed either by the federal government or in companies working with the federal government, other sectors of Maryland’s economy are experiencing the same difficulties as in the rest of the nation. Additionally, funds received by the State and any localities under ARRA are only temporarily available to support general fund commitments. Maryland and its local governments will need to decrease spending, cut employment, raise taxes and take other measures to balance their budgets for several years.

The impact of State budget cuts places an additional burden on local governments. The City of Baltimore and other political subdivisions and municipalities, many of which were already experiencing fiscal pressures due to general economic conditions and other factors, are themselves experiencing lower revenues due to lower income tax and property transfer tax revenues. Many of these local governments depend on State aid, and cutbacks in such aid as a result of the State’s own financial issues is adversely affecting local budgets.

Finally, the ongoing economic environment and credit crisis could affect the cash flow and ability of many conduit borrowers on bonds to service the debt service payments on their bonds; many of these entities may be unable to raise revenues due to weak consumer demand or other factors or may be experiencing higher costs (e.g., increased charity care), so the combination of higher interest rates, lack of access to capital and lower revenues or higher expenses could result in defaults on these conduit obligations. Similarly, reductions in State aid (e.g. to private educational and social or health institutions) may affect the budget of private borrowers.

North Carolina

State Economy

According to 2008 U.S. Census Bureau estimates, the State of North Carolina (“North Carolina” or the “State”) is the tenth most populous state, with a population greater than 9.2 million people. Its economy is a combination of manufacturing, agriculture, services and tourism. There is also a significant military presence in North Carolina, contributing almost 7% of the gross state product, according to a 2008 study by the North Carolina Department of Commerce.

The State is transitioning from an economy based mainly in agriculture and manufacturing (e.g. furniture and textiles) to a services and goods based economy. Greater than 50% of North Carolina’s labor force is employed in one of four industry sectors: health care and societal assistance, retail trade, manufacturing and educational services. However, the manufacturing slowdown continues to be felt in North Carolina. Manufacturing employment, which currently constitutes approximately 11.5% of total employment, has decreased significantly from 2003, when it constituted approximately 16% of total employment. While North Carolina remains the national leader in textile employment, job losses in the industry, which have been mounting for decades, are expected to continue. Nationwide, employment in the textile industry is expected to decline by 35% through the year 2016.

The national and global economic downturn has had a negative impact on North Carolina’s economy. North Carolina’s labor market has contracted significantly since January 2008, with the unemployment rate rising from 5.0% in January 2008 to 10.8% in April 2010. During the same period, total employment (as reported by the Employment Security Commission of North Carolina) decreased by over 251,000 jobs or 5.8%. The unemployment rate in April 2010 was the nation’s fourteenth highest and is slightly below the State’s highest recorded unemployment rate since the State began keeping seasonally adjusted data in 1976 (11.2% in February 2010). The unemployment rate is predicted to peak in 2010, followed by a decrease to approximately 9.0% in 2011. The education and health services sector, which is projected to expand 2.5% over the next several years, will likely lead the growth in employment, while construction and manufacturing will likely suffer longer than other industry sectors.

State Budget

The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the period plus any surplus remaining in the State Treasury at the beginning of the period. The State’s budget is originally proposed by the Governor (the “Governor’s Recommended Budget”) in odd-numbered years. The Governor’s Recommended Budget is a biennial budget covering the two fiscal years starting July 1 of the year in which it is first proposed, and ending June 30 of the second year thereafter. The North Carolina General Assembly (the “General Assembly”), which has final authority to approve the State’s budget, considers the Governor’s Recommended Budget during its long session, held in odd-numbered years, making changes as it sees fit. The final budget must be ratified by both houses of the General Assembly and either signed into law by the Governor or, if the Governor vetoes the bill, overridden by a 3/5 vote of the General Assembly. During its short session, held in even-numbered years, the General Assembly has the power to adjust the certified budget for the second year of the biennium, based on revenues collected and economic and other considerations. The biennial budget for fiscal years 2009-2010 and 2010-2011 was ratified by the General Assembly on August 5, 2009 and signed into law by the Governor on August 7, 2009 (the “Certified Budget”).

The Certified Budget included revenue adjustments and significant revisions to the State’s tax structure, together expected to generate approximately $3 billion in additional revenue over the biennium. The majority of this additional revenue was expected to come from various changes to the State’s tax laws, including a temporary increase in the sales tax rate, temporary surtaxes on individual and corporate income, a slight broadening of the sales tax base, and an increased excise tax on tobacco and alcohol sales. The additional revenue available during the biennium, consisting in large part of these changes in tax laws, totaled $1.4 billion in fiscal year 2009-10 and $1.5 billion in fiscal year 2010-11.

On April 13, 2010, the Fiscal Research Division of the General Assembly released its memorandum on the revised consensus revenue forecast for the remainder of the biennium. The consensus forecast represents a revenue forecast agreed upon by the Fiscal Research Division and the North Carolina Office of State Budget and Management and provides one basis upon which the General Assembly makes adjustments to the Certified Budget during its short session. According to the consensus forecast, the revenues for 2009-2010 are expected to fall short of the Certified Budget’s forecast by $391 million. The shortfall for 2010-2011 is even more severe, with revenues forecast to be $788 million less than anticipated in the Certified Budget.

On June 30, 2010, the General Assembly ratified, and the Governor signed into law, a bill adjusting the second year of the Certified Budget, making changes to the fiscal year 2010-2011 appropriations and revenues. The fiscal year 2010-2011 adjustment combines reductions in spending across a number of State departments and agencies with adjustments to revenue, in order to close the projected revenue gap and balance the budget, as required by the North Carolina Constitution.

Financial Report

On June 15, 2010, the Office of the State Controller released its General Fund Monthly Financial Report for the period ended May 31, 2010. The General Fund had a negative balance in unreserved funds of $18.4 million, compared to a negative balance of $344.8 million as of May 31, 2009. For May 2010, North Carolina’s tax revenues, net of refunds, increased by $115.9 million, or 11.6%, compared to May 2009. For the year to date through May 31, 2010, net tax revenues reflected an increase of $644.7 million, or 4.2%. For the year to date through May 31, 2010, investment earnings declined from the same time period in 2009 by $75.6 million, or 67%, due to lower rates of return on investment and lower cash availability for investment.

Litigation

The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

In Hoke County, et al, v. State of North Carolina and State Board of Education, students and the boards of education in five North Carolina counties sought a declaration that the public school system of North Carolina, by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various public education statutes, violates the North Carolina Constitution. After its motion to dismiss was denied, the State appealed, and the North Carolina Supreme Court held that North Carolina’s funding system for public education does not unlawfully discriminate against low wealth counties. However, the court held that the North Carolina Constitution guarantees every child the opportunity to obtain a sound basic education and remanded the case for trial. On October 26, 2000, the trial court held that at-risk children in North

Carolina are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education and the “sound basic education” mandated by the North Carolina Supreme Court. On March 26, 2001, the trial court ordered all parties to determine why certain school systems were succeeding without additional funding. The court re-opened the trial, in the fall of 2001, to call additional witnesses, resulting in the trial court directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The North Carolina Supreme Court affirmed the trial court, with the exception of the requirement for pre-kindergarten educational programs. The State is currently taking steps to respond to the court’s directives. The amount of resources which may ultimately be required is not yet known but, according to the Office of the State Controller’s Comprehensive Annual Financial Report for the fiscal year ended June 30, 2009, could exceed $100 million.

In N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al., plaintiffs (including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties) requested a declaration that certain payments to state administrative agencies are civil penalties which, under the North Carolina Constitution, must be paid to the schools. On December 14, 2001, the trial court granted summary judgment in favor of the plaintiffs, holding that the funds are civil fines or penalties required by the North Carolina Constitution to be paid to the public schools in the county where the violation occurred. The case was appealed, and the decision of the North Carolina Court of Appeals was substantially favorable to the State. The North Carolina Supreme Court reversed, holding that a majority of the funds in dispute are civil penalties required to be paid for the benefit of public schools. On August 8, 2008 the trial court entered judgment in favor of the plaintiffs for approximately $750 million. However, the court acknowledged that the judicial branch cannot force the State to satisfy the judgment and that any decision to do so must be made by the General Assembly.

North Carolina and seven other southeastern states are members of the Southeast Interstate Low-level Radioactive Waste Management Compact (the “Compact”) to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. The responsibility for developing the first disposal site was assigned to North Carolina, which, according to certain members of the Compact and the commission which administers the Compact (the “Commission”), did not actively pursue the permitting and development of the proposed site. After North Carolina withdrew from the Compact in 1999, the other members of the Compact and the Commission demanded the repayment, with interest, of $80 million expended on the permitting, plus $10 million of future lost income, interest and attorneys’ fees. On August 5, 2002 the Commission and four member states filed a motion requesting the United States Supreme Court to hear the claim, which the Court accepted on June 16, 2003. North Carolina’s motion to dismiss was denied on November 17, 2003. The Court appointed a Special Master, which heard oral arguments on motions filed by both sides and issued his “Preliminary Report” and his “Second Report” on April 2, 2009. In his reports, the Special Master recommended, among other things, that the Court dismiss the claims seeking monetary sanctions and enter partial summary judgment finding that North Carolina did not breach the Compact by withdrawing. North Carolina and the plaintiffs filed a total of nine exceptions to the Special Master’s reports. The United States Supreme Court rejected all nine exceptions, adopting the recommendations of the Special Master, with the effect of terminating the plaintiffs’ statutory and contractual claims. However, in rejecting North Carolina’s exceptions to the Special Master’s report, the Court allowed further briefing and argument on the plaintiffs’ equitable claims (unjust enrichment, promissory estoppel, and money had and received).

In Goldston v. State of North Carolina, plaintiffs demanded the return to the Highway Trust Fund of funds transferred from the Highway Trust Fund to the General Fund to balance the state budget. The suit alleges that the transfer of funds constitutes a borrowing by the State and is unlawful and unconstitutional. The plaintiffs requested a declaration that taxes collected for the Highway Trust Fund cannot be used for other purposes. The trial court granted summary judgment for the State on all issues. On September 20, 2005, the North Carolina Court of Appeals upheld the trial court’s order. The North Carolina Supreme Court, in an opinion filed December 15, 2006, reversed the Court of Appeals, concluding that plaintiffs have standing to pursue their claims. The trial court, on March 7, 2008, again granted summary judgment in favor of the State, and again plaintiffs appealed. The North Carolina Court of Appeals, on September 15, 2009, held that, while the transfer by the General Assembly of $125 million from the Highway Trust Fund to the General Fund was permitted, the transfer of $80 million by the Governor exceeded his constitutional authority under the North Carolina Constitution. Both sides filed respective notices of appeal with the North Carolina Supreme Court. The plaintiffs’ notice of appeal was dismissed by the court on January 28, 2010. As of this writing, the court is yet to rule on the State’s notice of appeal.

On April 20, 2006, the State filed a motion for declaratory order against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company, in State of North Carolina v. Philip Morris, USA Inc., et al. The motion sought a declaration, among other things, that in 2003, North Carolina continuously had a “Qualifying Statute” in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the Tobacco Master Settlement Agreement (the “MSA”), the agreement by which the largest tobacco companies make payments to various states, including North Carolina, to compensate them for smoking-related illnesses amongst their citizens. If North Carolina were not to prevail in the diligent enforcement litigation, the State may be unable to recover a portion of that year’s MSA payment. On December 4, 2006, the trial court allowed the defendants’ motion to compel arbitration of these issues. The North Carolina Court of Appeals affirmed the trial court. On March 19, 2009, the State’s appeal to the North Carolina Supreme Court was denied. The State will therefore now be required to participate in a national arbitration process with the tobacco companies and 47 other MSA states and territories, the courts of which have considered similar litigation and concluded that the issues must be arbitrated.

The Adviser believes that the information summarized above describes the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of the Department of the State Treasurer of North Carolina, financial reports from the Office of the State Controller of North Carolina, other publicly available documents and oral statements from various State agencies and individuals. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

South Carolina

The South Carolina (State) Constitution mandates a balanced budget. If a deficit appears likely, the State Budget and Control Board, composed of the Governor, the State Treasurer, the State Comptroller General, the Chairman of the Senate Finance Committee, and the Chairman of the House Ways and Means Committee, must take action to avoid a fiscal year-end deficit. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

By statute, the State General Assembly has provided that if monies in the Capital Reserve Fund and General Reserve Fund are insufficient to balance the Budgetary General Fund, the State Budget and Control Board is authorized to borrow the amount needed to balance the Budgetary General Fund from any department of State government with a surplus to the credit of the State department on hand in the Office of the State Treasurer. Amounts borrowed must be repaid from the General Fund no later than June 30th of the following fiscal year.

The State Constitution limits annual increases in the State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth rate of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly.

The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenue for the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits of State government. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenue for the latest completed fiscal year.

The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year’s appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriations.

After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must lapse and be credited to the General Fund.

Fiscal Year Ended June 30, 2009

The original revenue estimate adopted by the Board of Economic Advisors for the State’s Budgetary General Fund for the fiscal year ended June 30, 2009 was $7,246.4 million, and the appropriation act estimate as enacted by the General Assembly was $6,735.7 million. On July 21, 2008, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $7,106.4 million, a decrease of $140.0 million, and a 1.9% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on August 12, 2008 reduced the State’s Capital Reserve Fund of $133.2 million as required by the State Constitution and the State’s fiscal year 2008-09 Appropriation Act. Reduction of the Capital Reserve Fund reduces appropriations to the Capital Reserve Fund to the extent necessary to avoid mandatory reductions in operating appropriations. Additionally, the State Budget and Control Board mandated an across the board reduction of General Fund appropriations of 3% for all agencies except where prohibited by proviso and approved a 3% reduction of the Local Government Fund. Additionally, certain agency appropriations lapsed as a result of suspension of a provision that, in some years, has allowed agencies to carry forward to the next fiscal year up to 10% of their unexpended appropriations. This provision was automatically suspended for the fiscal year because of reduction of the Capital Reserve Fund. On October 8, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,692.4 million, a decrease of $414 million, and a 7.6% reduction to its original fiscal year 2008-09 estimate.

On October 20, 2008, the South Carolina General Assembly reconvened to amend the general appropriations act for fiscal year 2008-09, enact targeted reductions in General Fund appropriations, suspend actions of the State Budget and Control Board described above that mandated the across board reduction of General Fund appropriations and the reduction to the Local Government Fund, and validate and confirm use of the Capital Reserve Fund to offset the revenue shortfall for fiscal year 2008-09. These amendments to the 2008-09 appropriations act totaled expenditure reductions of $621.1 million, consisting of $487.9 million in targeted reductions and the $133.2 million reduction of the Capital Reserve Fund described above. On November 7, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,557.4 million, a decrease of $135.0 million, and a 9.5% reduction to its original fiscal year 2008-09 estimate. On December 10, 2008, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,327.7 million, a decrease of $229.7 million, and a 12.7% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on December 11, 2008 mandated an across the board reduction of General Fund appropriations of 7% for all agencies except where prohibited by proviso and approved a 7% reduction of the Local Government Fund. On March 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,263.3 million, a decrease of $64.4 million, and a 13.6% reduction to its original fiscal year 2008-09 estimate. In response, the State Budget and Control Board at its meeting on March 18, 2009 mandated an across the board reduction of General Fund appropriations of 2% for all agencies except where prohibited by proviso. On June 11, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $6,171.3 million, a decrease of $92.0 million, and a 14.8% reduction to its original fiscal year 2008-2009 estimate.

On August 14, 2009, the state’s Comptroller General reported that the state completed the 2008-09 fiscal year with a net budgetary general fund deficit of $339.5 million. Accordingly, $133.2 million of the 2008-09 Capital Reserve Fund and $108.1 million of the General Reserve Fund were applied to offset the budgetary deficit. Despite these offsets, the state completed the 2008-09 fiscal year with a $98.2 million net budgetary general fund deficit following application of reserves. In response, the State Budget and Control Board at its meeting on September 3, 2009, acting pursuant to the South Carolina Code of Laws, approved a borrowing in the amount of $98,216,617, the amount needed to balance the budgetary General Fund. The borrowing was effected from surplus funds that are held in the General Deposit Account within the custody of the State Treasurer, and must be repaid on or before June 30, 2011 from the fiscal year 2010-11 General Fund.

The General Reserve Fund balance at the beginning of fiscal year 2008-09 was $95.1 million and was increased during fiscal year 2008-09 by $13.0 million. Following a $108.1 million withdrawal at year-end 2009, net of an increase during fiscal year 2009-10 by $63.9 million, the reserve was funded at $63.9 million during fiscal year 2009-10. In accordance with the State Constitution, the General Reserve Fund must be restored within three years to its full-funding amount of 3% of the State’s Budgetary General Fund revenues for the latest completed fiscal year. The State’s audited Comprehensive Annual Financial Report for fiscal year ended June 30, 2009 can be found at http://www.cg.state.sc.us.

Fiscal Year Ending June 30, 2010

The original revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ending June 30, 2010 was $6,070.6 million, and the appropriation act estimate as enacted by the General Assembly was $5,714.0 million. On June 11, 2009, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,950.6 million, a decrease of $120.0 million, and a 2.0% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on June 29, 2009 reduced the State’s Capital Reserve Fund of $120.0 million (effective July 1, 2009 with subsequent ratification at its next meeting) as required by the State Constitution and the State’s fiscal year 2009-10 Appropriation Act. On July 16, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,742.3 million, a decrease of $208.3 million, and a 5.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on September 3, 2009 reduced the remaining balance in the Capital Reserve Fund of $7.8 million and mandated an across the board reduction of general fund appropriations of 4.04% for all agencies except where prohibited by proviso or statue. On November 10, 2009, the Board of Economic Advisors further revised its estimate of budgetary General Fund revenue to $5,620.0 million, a decrease of $122.3 million, and a 7.4% reduction to its original fiscal year 2009-10 estimate. In response, the State Budget and Control Board at its meeting on

December 15, 2009 mandated an across the board reduction of General Fund appropriations of 5.0% for all agencies except where prohibited by proviso or statute. The action taken by the State Budget and Control Board on December 15, 2009 included consideration for the $122.3 million revenue revision adopted by the Board of Economic Advisors on November 10, 2009, and an additional $98.2 million necessary to avoid a year-end deficit in fiscal year 2009-10 that arose as a consequence of the previously described deficiency in the budgetary General Fund when closing the books on June 30, 2009. On April 14, 2010, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,559.9 million, a decrease of $60.1 million, and a 8.4% reduction to its original fiscal year 2009-10 estimate.

Through June 30, 2010, total General Fund revenue collections year to date exceeded the fiscal year 2009-10 revised revenue plan adopted on April 14, 2010 by $134.7 million or 2.5%, and were under prior year collections for the same period by $337.1 million or 5.8%.

State’s Economy

The State’s economy was predominantly dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the gross state product. Since the 1950’s, the State’s economy has undergone a gradual transition to other activities.

Real Gross Domestic Product. At December 31, 2008, principal contributors to the State’s gross domestic product were the trade, transportation and utilities industries (20%), and manufacturing sectors (18%), followed by government (15%). During the years 2003-2008, the fastest growing contributors to the State’s gross domestic product were the information industry (8.3% average annual growth), followed by professional and business services (4.9%) and education and health services (3.9%). Manufacturing declined over the period by 2.6% in South Carolina, while growing slightly in both the southeast by 0.4% and the nation by 1.2%. The State’s total gross domestic product grew at an average annual growth rate of 1.0% (v. 2.0% for southeastern states, and 2.0% for the nation) from 2003-2008.

Employment. The State’s unemployment rate in June, 2010 was 10.7%, as compared to 9.2% for the southeastern states and 9.5% for the nation. Over the past several years, the State’s unemployment rates have trended higher than the unemployment rates of other southeastern states and the nation. Largest contributors to the state’s unemployment rate are declines in manufacturing jobs and growth in the labor force. While the State’s economy is generating jobs, not enough jobs have been created to address the expanding labor force. The State’s nonagricultural employment increased 4.9% from 2003-2008, to 1.89 million by December, 2008. Strongest job growth through the period 2003-2008 occurred in the government sector (38,700, 1.2%), followed by education and health services (30,400, 3.2%), professional and business services industry (22,900 jobs, 2.3% average annual growth), trade, transportation and utilities (18,000, 1.0%), leisure and hospitality (13,500, 1.4%), and financial activities (13,200, 2.7%). During the same period, the State’s manufacturing sector declined by 67,600 jobs (2.6%).

Per Capita Income. In 2008, the State’s per capita income increased to $31,854 or 2.4% year over year, compared to an increase of 2.3% for the southeast and 2.9% for the nation. The State’s per capita income was 80.2% of the national (compared to 80.5% in 2007) and 89.0% of the southeast (compared to 88.9% in 2007) per capita income.

Population. The State’s population estimate at December 31, 2008 was almost 4.5 million. The State’s rate of growth in population was 10th fastest in the United States in 2008.

Economic Development. For the calendar year 2008, the South Carolina Department of Commerce reported $4.170 billion in new capital investments that are expected to create about 18,993 new jobs. Over the past three years, 29 percent of those jobs were in the State’s rural areas. Additional details and other information regarding economic development efforts may be found at the South Carolina Department of Commerce website, located at http://www.sccommerce.com.

Litigation

There is presently no litigation challenging the validity of any general obligation debt issued or proposed to be issued by the State. The Attorney General of the State advises that, except as described immediately below, there is neither threatened nor, to his knowledge pending, any litigation which would have any material adverse effect upon the revenues of the State.

Anonymous Taxpayer vs. South Carolina Department of Revenue. A separate anonymous taxpayer protest seeks a refund of income taxes pursuant to the statute providing for tax credits related to Economic Impact Zones. The Department of Revenue denied the refund, and the matter came before an Administrative Law Court. The Administrative Law Court allowed a $2,112,640 refund for tax year 1995, but denied the $15,323,257 refund request for tax years 1997 and 1998. Both the taxpayer and DOR are seeking judicial review by the Circuit Court.

Abbeville County School District, et. al. v. State of South Carolina. This action was originally brought seeking declaratory and injunctive relief on behalf of certain school districts, taxpayers, and individuals alleging that the State’s method of funding primary and secondary public education violated several provisions of State and federal law. The lower court dismissed the complaint on all counts. The South Carolina Supreme Court affirmed the lower court’s dismissal of all but one of the counts, but reversed the lower court’s dismissal of a claim arising under the education clause of the South Carolina Constitution. Specifically, the South Carolina Supreme Court held that the South Carolina Constitution requires the State to provide the opportunity for each child within the State to receive a minimally adequate education. Finding that the complaint stated a claim under this provision, the South Carolina Supreme Court remanded the case for further proceedings. Following the remand, the plaintiffs requested leave to amend their complaint in this action to add a claim for damages for past actions or omissions of the State. The Court accepted the amended complaint. The suit also contains requests for declaratory and injunctive relief that could result in the State’s providing additional monies for public education and, possibly, for other purposes. On December 29, 2005, the Court issued an order concluding that the instructional facilities in the school districts are safe and adequate to provide the opportunity for a minimally adequate education; that the State’s curriculum standards at the minimum encompass the knowledge and skills necessary to satisfy the definition for a minimally adequate education; that the State’s system of teacher licensure is sufficient to ensure at least minimally competent teachers to provide instruction consistent with the curriculum standards; that inputs into the educational system, except for the funding of early childhood intervention programs, are sufficient to satisfy the constitutional requirement; that the constitutional requirement of adequate funding is not met by the State as a result of its failure to adequately fund early childhood intervention programs; and that the students in the school districts are denied the opportunity to receive minimally adequate education because of the lack of effective and adequately funded early childhood intervention programs designed to address the impact of poverty on their educational abilities and achievements. Motions for reconsideration were denied in June, 2007, and the parties have since appealed to the South Carolina Supreme Court. The Supreme Court heard the case on June 25, 2008, but has yet to render a decision. There is no official estimate of the fiscal impact of any remedial action that will be necessitated by the findings of the Court; however, the General Assembly made provision in the 2006-07 Appropriation Act for $23 million to be expended for the purpose of initially addressing the court’s findings, and further provided for establishment of a committee to study and determine steps necessary to address those findings in future years.

Dean v. South Carolina Department of Public Safety. This class action suit seeks back wages including overtime pay for all hours during which State troopers were on call and during which they were on special duty assignments. The suit seeks payment under the Fair Labor Standards Act (FLSA) and the State Wage Payment Act. The court has ruled that this is an “opt in” class, so that it includes all troopers in the State except for the less than 200 who opted out. Questions to be resolved in the case include whether a two or three year statute of limitations applies and whether the period of recovery may be extended back to 1986, the year the FLSA became applicable to the states. The court has ruled that treble damages would not apply to the State, but it has not ruled on the statute of limitations issue. Extensive discovery is proceeding. Settlement discussions have been undertaken. Under the Plaintiffs’ theory of the case, in the event of a loss to the State, the amount could exceed $12 million. The State is vigorously defending this case, but cannot predict its outcome.

Ahrens et al. v. The South Carolina Retirement System and the State of South Carolina. This case is a class action case alleging that provisions in Act No. 153 of the Acts and Joint Resolutions of the General Assembly for the year 2005 (Act No. 153) requiring working retirees in the South Carolina Retirement System (SCRS) to make employee contributions are unconstitutional and illegal. A circuit court judge has certified the class in this case and issued an order on the merits granting the Plaintiffs relief based on the equitable theory of estoppel. The circuit court denied all other claims for relief made by the plaintiffs, including their contract causes of action. The Retirement Systems and the State of South Carolina have appealed the circuit court’s order and the matter is pending before the South Carolina Supreme Court. As of March 31, 2010, the Retirement Systems had collected approximately $44.5 million in the form of retirement contributions from members of the South Carolina Retirement System who retired prior to July 1, 2005, separated from employment and returned to work. If the Plaintiffs were to ultimately prevail, most, if not all of these contributions could be refunded to the members and no future contributions could be collected from many, if not all, of the class members. The Retirement Systems and the State of South Carolina believe their appeal is meritorious and is vigorously contesting these claims and pursuing all appellate options.

Arnold et al. v. the South Carolina Police Officers Retirement System, the South Carolina Retirement System and the State of South Carolina. This case is a class action case filed on August 9, 2005, alleging that provisions in Act No. 153 requiring working retirees in the Police Officers Retirement System (PORS) to make employee contributions are unconstitutional and illegal. A circuit court judge has certified the class in this case and issued an order on the merits in the matter granting the plaintiffs relief based on the equitable theory of estoppel. The circuit court denied all other claims for relief made by the plaintiffs, including their contract causes of action. The PORS and the State of South Carolina have appealed the circuit court’s order and the matter is pending before the South Carolina Supreme Court. As of March 31, 2010, the Retirement Systems had collected approximately $14.3 million in the form of retirement contributions from members of the Police Officers Retirement System who retired prior to July 1, 2005 and returned to work. If the Plaintiffs were to ultimately prevail, most, if not all, of these contributions could be refunded to the members and no future contributions could be collected from many, if not all, of the class members. The Police Officers Retirement System and the State of South Carolina believe their appeal is meritorious and is vigorously contesting contesting these claims and pursuing all appellate options.

Other Litigation. Certain other legal actions to which the State is a party are discussed in the Notes to the State’s audited financial statements available at www.cg.state.sc.us. Those discussions accurately portray the status and potential impact of such actions, based upon information currently available to the State.

Miscellaneous

South Carolina Lottery. In November, 2000, the State’s electorate approved an amendment to the State Constitution to permit the implementation of a lottery. The amendment was adopted by the South Carolina General Assembly during its 2001 legislative session, and the lottery became operational in January, 2002. As adopted, revised Article XVII, Section 7 of the State Constitution permits lotteries and requires lottery revenues to be applied first to pay all operating expenses and prizes, with the remainder credited to a separate Education Lottery Account in the State Treasury. All account proceeds, including earnings from the investments thereof, which are required to be credited to the Education Lottery Account, must be allocated by the General Assembly only for educational purposes.

The latest information available indicates a total of $270 million net of operating expenses has been transferred to the Education Lottery Account. Monies in the Education Lottery Account must be used to supplement and not supplant existing funds for education including pre-school, elementary, high school, technical and higher teaming programs, scholarships, tuition assistance, libraries, endowed chairs at various institutions of higher learning, and acquisition of school buses.

The Adviser believes that the information summarized above describes some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Adviser has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

Virginia

Debt may be issued by or on behalf of the Commonwealth of Virginia (“Virginia” or the “Commonwealth”) in accordance with the provisions of Article X, Section 9 of the Virginia Constitution. Virginia counties, cities and towns may issue debt pursuant to the provisions of Article VII, Section 10 of the Virginia Constitution and the Public Finance Act of 1991 (Virginia Code Sections 15.2-2600 through 15.2-2663). Private activity bonds may be issued by various special purpose authorities, including industrial development authorities created pursuant to the Industrial Development and Revenue Bond Act (Virginia Code Sections 15.2-4900 through 15.2-4920).

Section 9 of Article X of the Virginia Constitution provides for the issuance of (a) debt to which the Commonwealth’s full faith and credit is pledged (“general obligation debt”) and (b) debt of the Commonwealth not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections and other sources of revenue. The Commonwealth and its localities may also enter into leases and contracts that are not “debt” for constitutional purposes, even though they are classified as long-term indebtedness on the issuer’s financial statements. The repayment of such obligations is contingent upon the receipt of periodic appropriations of funds for debt service by the applicable governing body.

The Virginia Constitution authorizes general obligation debt for various purposes, and imposes certain restrictions on the amount of general obligation debt that may be issued by the Commonwealth and, in some cases, makes such debt subject to approval in a state-wide referendum election. The restrictions applicable to general obligation debt of the Commonwealth do not apply to obligations for which the full faith and credit of the Commonwealth is not pledged towards the payment of such indebtedness. Such bonds may be paid in whole or in part from revenues received as appropriations by the General Assembly from general tax and other state revenues or solely from revenues derived from revenue-producing undertakings.

The Virginia Intermediate Municipal Bond Fund invests in debt obligations issued by Virginia local governments in addition to indebtedness of the Commonwealth itself. Local government units in the Commonwealth are comprised of counties, incorporated cities, and incorporated towns. The Commonwealth is unique in that cities and counties are independent of each other and their land areas generally do not overlap for governmental jurisdiction purposes. Cities and counties each levy and collect their own taxes and provide their own services. Towns may also levy and collect taxes for town purposes but their residents remain subject to county taxes.

Local governments are authorized under the Virginia Constitution to issue general obligation debt and debt secured by revenues of a revenue-producing undertaking. Generally, debt issued by a county pledging the full faith and credit of the county is subject to voter approval in a referendum election. The aggregate amount of general obligation debt issued by a county is not otherwise limited as to amount. Debt pledging the full faith and credit of a town or city is generally subject to a state constitutional limit on the outstanding amount of such debt equal to 10 percent of the assessed valuation of the real estate subject to taxation in the city or town. Revenue bonds payable from revenues derived from a revenue-producing undertaking and certain lease or installment sale obligations that are subject to appropriation each year by the governing body of the locality are not generally subject to such limit or voter approval requirements.

The primary sources of money available to localities to pay debt service on general obligation bonds are real and personal property taxes, sales tax and business license taxes. Virginia Code Section 15.2-2659, known as the “state aid intercept provision” provides security for the repayment of general obligation indebtedness by a locality. That statute creates a mechanism by which the Commonwealth may withhold appropriated funds payable from the state to any locality for application toward any overdue debt service on general obligation bonds issued by such locality.

Numerous obligations are also issued by industrial development authorities, redevelopment and housing authorities, water and sewer authorities, community development authorities, utility service districts and other issuers created and empowered to issue bonds by Virginia statute. Such bonds are usually payable from the revenues derived from a particular undertaking and are not secured by a pledge of the faith and credit of the Commonwealth or any county, city or town. These issuers do not typically have taxing power.

The General Fund is the chief operating fund of Virginia. The General Fund of the Commonwealth derives its revenues primarily from five major taxes imposed by the Commonwealth. Such taxes are imposed in accordance with statutory and regulatory requirements upon: (1) individual and fiduciary income; (2) corporation and other business income; (3) state sales and use transactions; (4) deeds, contracts, wills and lawsuits; and (5) premiums of insurance companies. Financial accounting (under generally accepted accounting principles, or

GAAP) and budgetary accounting (on a cash basis) is maintained on a June 30 fiscal year basis by the Commonwealth and its cities, towns and counties. The most recent audited financial statements available for the Commonwealth are for the fiscal year that ended on June 30, 2009.

The General Fund balance decreased by $1.4 billion in fiscal year 2009, a 62.9 percent reduction from fiscal year 2008. Fiscal year 2009 state revenue collections, including taxes, were $14,876,226. However, overall tax revenues decreased by 8.9 percent from fiscal year 2008 to fiscal year 2009. Individual and fiduciary income tax revenues decreased by 6.3 percent and there was a 5.6 percent decline in state sales and use taxes, a 19.8 percent decrease in corporate income taxes, a 5.2 percent decline in Public Service Corporation taxes and a 27.9 percent decrease in other taxes including deeds, contracts, wills and lawsuits, alcoholic beverage sales, tobacco products, estate and other taxes. Overall revenue and non-tax revenues decreased by 9.0 percent and by 11.5 percent, respectively. Overall expenditures declined by 3.8 percent in fiscal year 2009, compared to a 6.6 percent increase in fiscal year 2008. Individual and family service expenditures decreased by $243.0 million, or 5.7 percent, and education expenditures increased by $223.2 million, or 2.9 percent. General government expenditures decreased $120.5 million or 6.7 percent.

General Fund revenues were less than expenditures and other uses by $1.4 billion in fiscal year 2009. The General Fund unreserved balance on a budgetary basis decreased by $930.9 million, or 85.3 percent, from fiscal year 2008 to fiscal year 2009 while reserved General Fund balances decreased by $465.4 million or 41.3 percent during the same period. Total revenues and total expenditures decreased by 9.0 percent and 3.8 percent, respectively. Transfers to the General Fund increased by 4.7 percent while transfers out decreased by 19.9 percent.

Of the $823.5 million General Fund balance at June 30, 2009, $575.1 million was reserved for the Revenue Stabilization Fund. During fiscal year 2009, a $490 million withdrawal was made from the Revenue Stabilization Fund. The Revenue Stabilization Fund is segregated from the General Fund and can only be used for constitutionally authorized purposes. Virginia law directs that the Revenue Stabilization Fund be included as a component of the General Fund only for financial reporting purposes.

Under the provisions of Article X, Section 8 of the Constitution of Virginia, and based on fiscal year 2009 revenue collections, no deposits are required during fiscal year 2011. Section 2.2-1829(b) of the Code of Virginia, requires that if certain revenue criteria are met, then an additional deposit to the Revenue Stabilization Fund equal to at least one-half the mandatory deposit must be included in the Governor’s budget. The Code further requires that any such additional deposits to the Revenue Stabilization Fund shall be included in the Governor’s budget recommendations only if the estimate of General Fund revenues for the fiscal year in which the deposit is to be made is at least 5 percent greater than the actual General Fund revenues for the immediately preceding fiscal year. These conditions were not met for fiscal year 2009. The Constitutional maximum for the Revenue Stabilization Fund remains at $1.4 billion for fiscal year 2010.

On May 17, 2010, Virginia’s biennial budget was approved by the governor and enacted as the 2010-12 Appropriations Act (“Budget Bill”). The Budget Bill became effective on July 1, 2010 and includes projected General Fund revenue of $15,383,733,704 for the fiscal year ending on June 30, 2011 with appropriations of $15,376,985,189 and projected General Fund revenues of $16,017,286,924 for the fiscal year ending on June 30, 2012 with appropriations of $16,021,156,894. The biennial budget included, among other things, a $50,000,000 deposit to the Revenue Stabilization Fund scheduled for the fiscal year ending on June 30, 2012.

Virginia’s 2011-2012 biennial budget (enacted in 2010) projected total General Fund revenue available for appropriation to equal $31,401,020,628 billion for fiscal years 2011 and 2012. Lower revenue collections previously resulted in adjustments and recalibrations to the fiscal year 2009 budget. However, Virginia’s Secretary of Finance released a statement on behalf of the Governor on July 14, 2010 which indicates that the Governor anticipates a revenue surplus at the end of the 2010 fiscal year on June 30 estimated to be at least $220 million, attributable primarily to individual and corporate and business tax receipts. The final figure for the surplus will be made official in August after final adjustments to the financial information are made. The Governor also noted that although this is a positive development, local government finances remain under stress.

Over $5 billion of federal stimulus funds has been allocated to Virginia under the American Reinvestment and Recovery Act (ARRA). Legislation effective in April 2009 allowed appropriation and spending of ARRA funding by the Virginia General Assembly. The General Assembly has distributed allocations and appropriations across several fiscal years. Approximately 30 percent of the total available AARA funds were allocated to fiscal year 2009, with the remainder either being allocated specifically to fiscal year 2010 or remaining to be allocated to either fiscal year 2010 or 2011.

The Commonwealth’s 2009 estimated population of 7,882,590 was approximately 2.6 percent of the United States’ total. With 39,594 square miles of land area, its 2008 population density was estimated to be 196.22 persons per square mile, compared with 95.66 persons per square mile for the United States. According to the U.S. Department of Commerce, Bureau of Economic Analysis, in 2008, the Commonwealth had per capita personal income of $42,876, which was greater than the national average of $39,371, the eighth highest state average nationally and the highest of the Southeast region. According to the U.S. Department of Labor, Bureau of Labor Statistics, Virginia had a preliminary unemployment rate of 7.2 percent as of June 2009 compared to 9.5 percent nationally, making the Commonwealth the state with the ninth lowest unemployment rate in June 2009. Furthermore, Virginia had a preliminary seasonally adjusted unemployment rate of 7.0 percent as of June 2010 compared to 9.5 nationally.

As of June 30, 2010, Virginia’s bond rating is the best available from the leading ratings agencies at (Aaa/AAA/AAA from Moody’s, Standard & Poor’s, and Fitch Ratings, respectively) for long-term general obligation bonds and has maintained its top rating for such bonds for a period of time believed to be longer than any other state.

The sources of the information described above include the statutes and constitutional provisions referenced, to which reference is made for more detailed information, and official statements of the Commonwealth and other publicly available documents. The Adviser has not independently verified any of the information contained in these official statements or documents.

APPENDIX E — LEGACY COLUMBIA FUNDS

Legacy Columbia funds are funds that were branded Columbia or Columbia Acorn prior to Sept. 27, 2010.

ColumbiaSM Acorn® Fund	Columbia Large Cap Index Fund
ColumbiaSM Acorn International®	Columbia Large Cap Value Fund
ColumbiaSM Acorn International Select®	Columbia Liberty Fund
ColumbiaSM Acorn Select®	Columbia LifeGoal® Balanced Growth Portfolio
ColumbiaSM Acorn USA®	Columbia LifeGoal® Growth Portfolio
Columbia Asset Allocation Fund	Columbia LifeGoal® Income and Growth Portfolio
Columbia Asset Allocation Fund II	Columbia LifeGoal® Income Portfolio
Columbia Balanced Fund	Columbia Marsico 21st Century Fund
Columbia Blended Equity Fund	Columbia Marsico Focused Equities Fund
Columbia Bond Fund	Columbia Marsico Global Fund
Columbia California Intermediate Municipal Bond Fund	Columbia Marsico Growth Fund
Columbia California Tax-Exempt Fund	Columbia Marsico International Opportunities Fund
Columbia Connecticut Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Columbia Connecticut Tax-Exempt Fund	Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Conservative High Yield Fund	Columbia Massachusetts Tax-Exempt Fund
Columbia Contrarian Core Fund	Columbia Masters International Equity Portfolio
Columbia Convertible Securities Fund	Columbia Mid Cap Core Fund
Columbia Core Bond Fund	Columbia Mid Cap Growth Fund
Columbia Corporate Income Fund (formerly known as Columbia Income Fund)	Columbia Mid Cap Index Fund
Columbia Disciplined Value Fund	Columbia Mid Cap Value Fund
Columbia Dividend Income Fund	Columbia Multi-Advisor International Equity Fund
Columbia Emerging Markets Fund	Columbia New Jersey Intermediate Municipal Bond Fund
Columbia Energy and Natural Resources Fund	Columbia New York Intermediate Municipal Bond Fund
Columbia Federal Securities Fund	Columbia New York Tax-Exempt Fund
Columbia Georgia Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund
Columbia Global Value Fund	Columbia Oregon Intermediate Municipal Bond Fund
Columbia Greater China Fund	Columbia Overseas Value Fund
Columbia High Income Fund	Columbia Pacific/Asia Fund
Columbia High Yield Municipal Fund	Columbia Real Estate Equity Fund
Columbia High Yield Opportunity Fund	Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Intermediate Bond Fund	Columbia Select Large Cap Growth Fund
Columbia Intermediate Municipal Bond Fund	Columbia Select Opportunities Fund
Columbia International Bond Fund	Columbia Select Small Cap Fund
Columbia International Growth Fund	Columbia Short Term Bond Fund
Columbia International Stock Fund	Columbia Short Term Municipal Bond Fund
Columbia International Value Fund	Columbia Short-Intermediate Bond Fund
Columbia Large Cap Core Fund	Columbia Small Cap Core Fund
Columbia Large Cap Enhanced Core Fund	Columbia Small Cap Growth Fund I
Columbia Large Cap Growth Fund	Columbia Small Cap Growth Fund II

E-1

Columbia Small Cap Index Fund	Columbia Technology Fund
Columbia Small Cap Value Fund I	Columbia Thermostat Fund®
Columbia Small Cap Value Fund II	Columbia Total Return Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund	Columbia U.S. Treasury Index Fund
Columbia Strategic Income Fund	Columbia Value and Restructuring Fund
Columbia Strategic Investor Fund	Columbia Virginia Intermediate Municipal Bond Fund
Columbia Tax-Exempt Fund	Columbia World Equity Fund

E-2

APPENDIX F — LEGACY RIVERSOURCE FUNDS

Legacy RiverSource funds include RiverSource, Seligman and Threadneedle funds, funds renamed effective Sept. 27, 2010 to bear the Columbia brand, and certain other funds. Prior fund names are noted in parenthesis.

Columbia 120/20 Contrarian Equity Fund (formerly known as RiverSource 120/20 Contrarian Equity Fund)

Columbia Absolute Return Currency and Income Fund (formerly known as RiverSource Absolute Return Currency and Income Fund)

Columbia AMT-Free Tax-Exempt Bond Fund (formerly known as RiverSource Tax-Exempt Bond Fund)

Columbia Asia Pacific ex-Japan Fund (formerly known as Threadneedle Asia Pacific Fund)

Columbia Diversified Bond Fund (formerly known as RiverSource Diversified Bond Fund)

Columbia Diversified Equity Income Fund (formerly known as RiverSource Diversified Equity Income Fund)

Columbia Dividend Opportunity Fund (formerly known as RiverSource Dividend Opportunity Fund)

Columbia Emerging Markets Bond Fund (formerly known as RiverSource Emerging Markets Bond Fund)

Columbia Emerging Markets Opportunity Fund (formerly known as Threadneedle Emerging Markets Fund)

Columbia Equity Value Fund (formerly known as RiverSource Equity Value Fund)

Columbia European Equity Fund (formerly known as Threadneedle European Equity Fund)

Columbia Floating Rate Fund (formerly known as RiverSource Floating Rate Fund)

Columbia Frontier Fund, Inc. (formerly known as Seligman Frontier Fund, Inc.)

Columbia Global Bond Fund (formerly known as RiverSource Global Bond Fund)

Columbia Global Equity Fund (formerly known as Threadneedle Global Equity Fund)

Columbia Global Extended Alpha Fund (RiverSource Global Extended Alpha Fund)

Columbia Government Money Market Fund, Inc. (formerly known as RiverSource Government Money Market Fund, Inc.)

Columbia High Yield Bond Fund (formerly known as RiverSource High Yield Bond Fund)

Columbia Income Builder Fund (formerly known as RiverSource Income Builder Basic Income Fund)

Columbia Income Builder Fund II (formerly known as RiverSource Income Builder Moderate Income Fund)

Columbia Income Builder Fund III (formerly known as RiverSource Income Builder Enhanced Income Fund)

Columbia Income Opportunities Fund (formerly known as RiverSource Income Opportunities Fund)

Columbia Inflation Protected Securities Fund (formerly known as RiverSource Inflation Protected Securities Fund)

Columbia Large Core Quantitative Fund (formerly known as RiverSource Disciplined Equity Fund)

Columbia Large Growth Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Growth Fund)

Columbia Large Value Quantitative Fund (formerly known as RiverSource Disciplined Large Cap Value Fund)

Columbia Limited Duration Credit Fund (formerly known as RiverSource Limited Duration Bond Fund)

Columbia Marsico Flexible Capital Fund

Columbia Mid Cap Growth Opportunity Fund (formerly known as RiverSource Mid Cap Growth Fund)

Columbia Mid Cap Value Opportunity Fund (formerly known as RiverSource Mid Cap Value Fund)

Columbia Minnesota Tax-Exempt Fund (formerly known as RiverSource Minnesota Tax-Exempt Fund)

Columbia Money Market Fund (formerly known as RiverSource Cash Management Fund)

Columbia Multi-Advisor International Value Fund (formerly known as RiverSource Partners International Select Value Fund)

Columbia Multi-Advisor Small Cap Value Fund (formerly known as RiverSource Partners Small Cap Value Fund)

Columbia Portfolio Builder Aggressive Fund (formerly known as RiverSource Portfolio Builder Aggressive Fund)

Columbia Portfolio Builder Conservative Fund (formerly known as RiverSource Portfolio Builder Conservative Fund)

Columbia Portfolio Builder Moderate Aggressive Fund (formerly known as RiverSource Portfolio Builder Moderate Aggressive Fund)

Columbia Portfolio Builder Moderate Conservative Fund (formerly known as RiverSource Portfolio Builder Moderate Conservative Fund)

Columbia Portfolio Builder Moderate Fund (formerly known as RiverSource Portfolio Builder Moderate Fund)

F-1

Columbia Portfolio Builder Total Equity Fund (formerly known as RiverSource Portfolio Builder Total Equity Fund)

Columbia Recovery and Infrastructure Fund (formerly known as RiverSource Recovery and Infrastructure Fund)

Columbia Retirement Plus 2010 Fund (formerly known as RiverSource Retirement Plus 2010 Fund)

Columbia Retirement Plus 2015 Fund (formerly known as RiverSource Retirement Plus 2015 Fund)

Columbia Retirement Plus 2020 Fund (formerly known as RiverSource Retirement Plus 2020 Fund)

Columbia Retirement Plus 2025 Fund (formerly known as RiverSource Retirement Plus 2025 Fund)

Columbia Retirement Plus 2030 Fund (formerly known as RiverSource Retirement Plus 2030 Fund)

Columbia Retirement Plus 2035 Fund (formerly known as RiverSource Retirement Plus 2035 Fund)

Columbia Retirement Plus 2040 Fund (formerly known as RiverSource Retirement Plus 2040 Fund)

Columbia Retirement Plus 2045 Fund (formerly known as RiverSource Retirement Plus 2045 Fund)

Columbia Select Large-Cap Value Fund (formerly known as Seligman Large-Cap Value Fund)

Columbia Select Smaller-Cap Value Fund (formerly known as Seligman Smaller-Cap Value Fund)

Columbia Seligman Communications and Information Fund, Inc. (formerly known as Seligman Communications and Information Fund, Inc.)

Columbia Seligman Global Technology Fund (formerly known as Seligman Global Technology Fund)

Columbia Short-Term Cash Fund (formerly known as RiverSource Short-Term Cash Fund)

Columbia Strategic Allocation Fund (formerly known as RiverSource Strategic Allocation Fund)

Columbia U.S. Government Mortgage Fund (formerly known as RiverSource U.S. Government Mortgage Fund)

RiverSource Balanced Fund

RiverSource California Tax-Exempt Fund

RiverSource Disciplined International Equity Fund

RiverSource Disciplined Small and Mid Cap Equity Fund

RiverSource Disciplined Small Cap Value Fund

RiverSource Intermediate Tax-Exempt Fund

RiverSource LaSalle Global Real Estate Fund

RiverSource LaSalle Monthly Dividend Real Estate Fund

RiverSource New York Tax-Exempt Fund

RiverSource Partners Fundamental Value Fund

RiverSource Partners International Select Growth Fund

RiverSource Partners International Small Cap Fund

RiverSource Precious Metals and Mining Fund

RiverSource Real Estate Fund

RiverSource S&P 500 Index Fund

RiverSource Short Duration U.S. Government Fund

RiverSource Small Company Index Fund

RiverSource Strategic Income Allocation Fund

RiverSource Tax-Exempt High Income Fund

Seligman California Municipal High Yield Series

Seligman California Municipal Quality Series

Seligman Capital Fund, Inc.

Seligman Growth Fund, Inc.

Seligman Minnesota Municipal Class

Seligman National Municipal Class

Seligman New York Municipal Class

Seligman TargETFund 2015

Seligman TargETFund 2025

Seligman TargETFund 2035

Seligman TargETFund 2045

Seligman TargETFund Core

Threadneedle Global Equity Income Fund

Threadneedle International Opportunity Fund

F-2

Appendix D – Pro Forma Financial Statements of Columbia Income Opportunities Fund and Columbia U.S. Government Mortgage Fund, Columbia Intermediate Bond Fund, Columbia Bond Fund and Columbia Short Term Bond Fund

NARRATIVE DESCRIPTION OF THE PRO FORMA EFFECTS OF THE REORGANIZATIONS

The unaudited pro forma information set forth below for the twelve month periods ended on the dates indicated is intended to present supplemental data as if the reorganizations of one or more funds (each a “Selling Fund” and together, the “Selling Funds”) into other corresponding funds (each a “Buying Fund” and together, the “Buying Funds”), as noted in Table 1 below (the “Reorganizations”), had occurred as of the beginning of the period (unless otherwise noted). No Reorganization is contingent upon any other Reorganization. Information has not been presented for any Reorganizations involving a Selling Fund the net assets of which were less than 10% of the net assets of the corresponding Buying Fund as of October 6, 2010.

Table 1 – Reorganizations

Selling Fund	Buying Fund	Period Ended
Columbia High Income Fund	Columbia Income Opportunities Fund	July 31, 2010
Columbia Conservative High Yield Fund	Columbia Income Opportunities Fund	July 31, 2010
Columbia Total Return Bond Fund	Columbia Intermediate Bond Fund	September 30, 2010
Columbia Short-Intermediate Bond Fund	Columbia Bond Fund	September 30, 2010
Columbia Core Bond Fund	Columbia Bond Fund	September 30, 2010
RiverSource Short Duration U.S. Government Fund	Columbia Short Term Bond Fund	September 30, 2010
Columbia Federal Securities Fund	Columbia U.S. Government Mortgage Fund	May 31, 2010

Basis of Combination

In August 2010, the Boards of Directors/Trustees of the Selling Funds approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) pursuant to which, subject to shareholder approval, each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of the corresponding Buying Fund (“Reorganization Shares”) and each Buying Fund will assume all of the liabilities of the corresponding Selling Fund. Selling Fund shareholders will receive the class of Reorganization Shares indicated in Table 2 below. Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. All Reorganization Shares delivered to the Selling Funds will be delivered at net asset value without a sales load, commission or other similar fee being imposed. Immediately following the transfer, the Reorganization Shares received by each Selling Fund attributable to each class thereof will be distributed pro rata, on what is expected to be a tax-free basis for U.S. federal income tax purposes, to the shareholders of such class of the Selling Fund in proportion to their holdings of shares of the Selling Fund.

Table 2 – Reorganization Shares

Selling Fund Share Class		Reorganization Share Class
Class A	→	Class A
Class B	→	Class B
Class C	→	Class C
Class I	→	Class I
Class R	→	Class R
Class R4	→	Class R4
Class T	→	Class T
Class W	→	Class W
Class Y	→	Class Y
Class Z	→	Class Z

Note that Class R2 of certain Selling Funds was redesignated as Class R, effective September 7, 2010. Class R of such Selling Funds will reorganize into Class R of the corresponding Buying Funds, as applicable.

D-1

Under the terms of the Plan of Reorganization, each Reorganization will be accounted for by the method of accounting for tax-free mergers of investment companies. Following the Reorganizations, the Buying Funds will be the accounting survivors. In accordance with accounting principles generally accepted in the United States, the historical cost of investment securities will be carried forward to the surviving funds and the results of operations for pre-Reorganization periods will not be restated. The costs of the Reorganizations, current estimates of which are set forth in Table 5 below, will be borne by the Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) up to the amount of the anticipated reduction in expenses borne by that Fund over the first year following the Reorganization. Any Reorganization expenses otherwise allocable to a Fund that are in excess of that limitation will be borne by Columbia Management Investment Advisers, LLC (“Columbia Management”) or its affiliates and not by any other Fund. If a Reorganization is not consummated, Columbia Management or its affiliates will bear the costs associated with that Reorganization. The pro forma information provided herein should be read in conjunction with the audited financial statements of the Funds included in their most recent annual reports, in each case dated as indicated in Table 3 below.

Table 3 – Shareholder Report Dates

Fund	Annual Report	Semi- Annual Report
Columbia Income Opportunities Fund (Buying Fund)	7/31/2010	N/A
Columbia High Income Fund (Selling Fund)	3/31/2010	9/30/2010
Columbia Conservative High Yield Fund (Selling Fund)	8/31/2010	N/A
Columbia Intermediate Bond Fund (Buying Fund)	3/31/2010	9/30/2010
Columbia Total Return Bond Fund (Selling Fund)	3/31/2010	9/30/2010
Columbia Bond Fund (Buying Fund)	3/31/2010	9/30/2010
Columbia Short-Intermediate Bond Fund (Selling Fund)	3/31/2010	9/30/2010
Columbia Core Bond Fund (Selling Fund)	4/30/2010	N/A
Columbia Short Term Bond Fund (Buying Fund)	3/31/2010	9/30/2010
RiverSource Short Duration U.S. Government Fund (Selling Fund)	5/31/2010	N/A
Columbia U.S. Government Mortgage Fund (Buying Fund)	5/31/2010	N/A
Columbia Federal Securities Fund (Selling Fund)	8/31/2010	N/A

Table 4 below presents, as of the date indicated, the net assets of each Fund.

Table 4 – Selling Funds and Buying Funds Net Assets

Fund	Net Assets	As-Of Date
Columbia Income Opportunities Fund (Buying Fund)	$771,685,127	July 31, 2010
Columbia High Income Fund (Selling Fund)	$797,151,780	July 31, 2010
Columbia Conservative High Yield Fund (Selling Fund)	$580,649,036	July 31, 2010
Columbia Intermediate Bond Fund (Buying Fund)	$2,222,087,821	September 30, 2010
Columbia Total Return Bond Fund (Selling Fund)	$1,112,016,319	September 30, 2010
Columbia Bond Fund (Buying Fund)	$728,235,945	September 30, 2010
Columbia Short-Intermediate Bond Fund (Selling Fund)	$344,417,035	September 30, 2010
Columbia Core Bond Fund (Selling Fund)	$1,627,075,779	September 30, 2010
Columbia Short Term Bond Fund (Buying Fund)	$2,487,239,774	September 30, 2010
RiverSource Short Duration U.S. Government Fund (Selling Fund)	$648,997,084	September 30, 2010
Columbia U.S. Government Mortgage Fund (Buying Fund)	$235,787,440	May 31, 2010
Columbia Federal Securities Fund (Selling Fund)	$579,529,961	May 31, 2010

D-2

The number of Reorganizations into each Buying Fund that occur will affect the net assets and total annual operating expenses of the Buying Fund and the costs of each Reorganization. Table 5 presents the estimated Reorganization costs (exclusive of any transaction costs associated with any portfolio realignment); the net assets as of the date indicated in Table 4 above of each Buying Fund assuming the indicated Reorganizations occurred on that date, after accounting for the estimated Reorganization costs to be borne by the Buying Fund and the corresponding Selling Funds; and, on a pro forma basis, the estimated relative increases or decreases in combined operating expenses that would have been incurred during the one-year period ended on the date indicated in Table 4 above, assuming in each case that (1) certain, but not all, of the Reorganizations into each Buying Fund are consummated or (2) that all of the Reorganizations into each Buying Fund are consummated. Specifically, the table presents information assuming (a) the combination of Reorganizations into each Buying Fund that results in the highest possible total annual operating expense ratio are consummated, and (b) all of the Reorganizations into each Buying Fund, which results in the lowest possible total annual operating expense ratio. The pro forma increases and decreases represent the differences between (i) the combined expenses actually charged to the Buying Fund(s) and the Selling Fund during the period and (ii) the expenses that would have been charged to the combined assets of the Buying and Selling Funds if the Reorganizations and other contractual changes had occurred at the beginning of the year.

The unaudited pro forma information set forth in Table 5 below reflects adjustments made to expenses for differences in contractual rates, duplicate services and other services that would not have occurred if the Reorganizations had taken place on the first day of the period described in Table 1 above. The pro forma information has been derived from the books and records of the Funds utilized in calculating daily net asset value for the Funds and has been prepared in accordance with accounting principles generally accepted in the United States, which require the use of management estimates. Actual results could differ from those estimates.

Table 5 – Estimated Reorganization Costs, Combined Fund Net Assets and Pro Forma Increases or Decreases in Expenses (1)

Columbia High Income Fund and Columbia Conservative High Yield Fund into Columbia Income Opportunities Fund	Highest Annual Operating Expense Ratio (the Reorganization of only Columbia Conservative High Yield Fund)	Lowest Annual Operating Expense Ratio (the Reorganization of all of the Selling Funds)
Estimated Reorganization Costs	$125,395	$190,254
Combined Fund Net Assets as of the Date Indicated in Table 4	$1,352,203,700	$2,149,290,621

	Increase (Decrease)	Increase (Decrease)
Management fees (2)	($70,228)	($1,203,642)
Custodian fees (3)	($14,212)	($32,708)
Pricing and bookkeeping (4)	($145,554)	($315,864)
Professional fees (5)	($90,369)	($186,460)
Registration fees (5)	($72,027)	($137,576)
Reports to shareholders (5)	($15,089)	($26,548)
Transfer agency fees (3)	$288,602	$374,692
Other (5)	($50,345)	($66,169)

	(Increase) Decrease	(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	($76,597)	($111,380)

D-3

Columbia Total Return Bond Fund into Columbia Intermediate Bond Fund
Estimated Reorganization Costs	$61,075
Combined Fund Net Assets as of the Date Indicated in Table 4	$3,334,043,065

Increase (Decrease)
Management fees (7)	($288,650)
Custodian fees (3)	($101,716)
Service and distribution fees (8)	$20,751
Pricing and bookkeeping (4)	($307,847)
Professional fees (5)	($66,284)
Registration fees (5)	($44,621)
Reports to shareholders (5)	($16,315)
Transfer agency fees (3)	($1,678,416)
Other (5)	($24,239)

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	($27,734)

Columbia Core Bond Fund and Columbia Short-Intermediate Bond Fund into Columbia Bond Fund	Highest Annual Operating Expense Ratio (the Reorganization of only Columbia Short-Intermediate Bond Fund )	Lowest Annual Operating Expense Ratio (the Reorganization of all of the Selling Funds)
Estimated Reorganization Costs	$—	$—
Combined Fund Net Assets as of the Date Indicated in Table 4	$1,072,652,980	$2,699,728,759

	Increase (Decrease)	Increase (Decrease)
Management fees (7)	($1,412,138)	($1,849,430)
Custodian fees (3)	($19,753)	($63,071)
Pricing and bookkeeping (4)	($152,774)	($327,001)
Professional fees (5)	($52,507)	($170,696)
Registration fees (5)	($43,019)	($108,119)
Reports to shareholders (5)	($10,696)	($39,724)
Transfer agency fees (3)	($23,256)	$1,429
Other (5)	($45,603)	($153,365)

	(Increase) Decrease	(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$1,760,122	$2,668,928

RiverSource Short Duration U.S Government Fund into Columbia Short Term Bond Fund
Estimated Reorganization Costs	$264,559
Combined Fund Net Assets as of the Date Indicated in Table 4	$3,135,972,299

Increase (Decrease)
Management fees (7)	($1,344,607)
Custodian fees (3)	($92,253)
Pricing and bookkeeping (4)	($101,869)
Professional fees (5)	($18,989)
Registration fees (5)	($48,670)
Reports to shareholders (5)	($26,600)
Transfer agency fees (3)	$97,567
Other (5)	($20,976)

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$857,828

D-4

Columbia Federal Securities Fund into Columbia U.S. Government Mortgage Fund
Estimated Reorganization Costs	$151,797
Combined Fund Net Assets as of the Date Indicated in Table 4	$815,165,604

Increase (Decrease)
Management fees (7)	($276,119)
Custodian fees (3)	($77,991)
Pricing and bookkeeping (4)	($205,798)
Professional fees (5)	($97,543)
Registration fees (5)	($45,946)
Reports to shareholders (5)	($18,734)
Transfer agency fees (3)	($61,272)
Other (5)	($42,895)

(Increase) Decrease
Waiver and/or reimbursement of fund expenses (6)	$544,032

(1)	See “Fees and Expenses” in the Proxy Statement/Prospectus for more information.
(2)	Management fees are composed of an advisory fee and an administration fee and have been adjusted to reflect the contractual rates charged to the Buying Fund, proposed to be effective in the second quarter on 2011.
(3)	Adjustment reflects changes in contractual rates.
(4)	Adjustment reflects changes in contractual rates. This service will not be separately charged and will be provided as a component of administration services.
(5)	Adjustment reflects the elimination of duplicate services.
(6)	Adjustment reflects the aggregate (increase) decrease in expense reimbursements and/or waivers by Columbia Management and its affiliates.
(7)	Management fees are composed of an advisory fee and an administration fee and have been adjusted to reflect the contractual rates charged to the Buying Fund, proposed to be effective in the second quarter on 2011, subject to shareholder approval.
(8)	Class A service and distribution fee rates for the Buying Fund are higher than the rates for the Selling Fund.

Pursuant to an Investment Management Services Agreement with Columbia Management, each Fund pays a monthly management fee to Columbia Management based on the average daily net assets of the Fund, at the annual rates shown in Table 6 below. The Board of Directors/Trustees of each Buying Fund has approved a new Investment Management Services Agreement (“New Agreements”) for each of the Buying Funds, under which management fees would be paid to Columbia Management based on the average daily net assets of the Fund, at the annual rates shown below.

The New Agreements for Columbia Intermediate Bond Fund, Columbia Bond Fund, Columbia Short Term Bond Fund and Columbia U.S. Government Mortgage Fund are each subject to approval by shareholders of such Buying Fund.

D-5

Table 6 – Investment Management Fees

Fund	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - Proposed)
Columbia Income Opportunities Fund (Buying Fund)	First $0.25 Next $0.25 Next $0.25 Next $0.25 Next $1.0 Next $1.0 Next $3.0 Next $1.5 Next $1.5 Next $1.0 Next $5.0 Next $5.0 Next $4.0 Next $26.0 Over $50.0	0.610 0.610 0.610 0.610 0.585 0.560 0.535 0.510 0.495 0.470 0.455 0.445 0.420 0.405 0.380	% % % % % % % % % % % % % % %	0.590 0.575 0.570 0.560 0.550 0.540 0.515 0.490 0.475 0.450 0.435 0.425 0.400 0.385 0.360	% % % % % % % % % % % % % % %

Columbia High Income Fund (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Over $1.5	0.550 0.520 0.490 0.460	% % % %	N/A

Columbia Conservative High Yield Fund (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Over $1.5	0.600 0.550 0.520 0.490	% % % %	N/A

Columbia Intermediate Bond Fund (Buying Fund)	First $1.0 Next $0.5 Next $0.5 Next $1.0 Next $3.0 Next $1.5 Next $1.5 Next $3.0 Next $8.0 Next $4.0 Next $26.0 Over $50.0	0.350 0.300 0.290 0.290 0.280 0.270 0.270 0.270 0.270 0.270 0.270 0.270	% % % % % % % % % % % %	0.430 0.420 0.420 0.400 0.400 0.380 0.365 0.360 0.350 0.340 0.320 0.300	% % % % % % % % % % % %

Columbia Total Return Bond Fund (Selling Fund)	First $0.5 Next $0.5 Next $1.0 Next $1.0 Next $3.0 Over $6.0	0.400 0.350 0.320 0.290 0.280 0.270	% % % % % %	N/A

D-6

Fund	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - Proposed)
Columbia Bond Fund (Buying Fund)	First $0.5 Next $0.5 Next $0.5 Next $0.5 Next $1.0 Next $3.0 Next $1.5 Next $1.5 Next $3.0 Next $8.0 Next $4.0 Next $26.0 Over $50.0	0.650 0.350 0.320 0.290 0.290 0.280 0.270 0.270 0.270 0.270 0.270 0.270 0.270	% % % % % % % % % % % % %	0.430 0.430 0.420 0.420 0.400 0.400 0.380 0.365 0.360 0.350 0.340 0.320 0.300	% % % % % % % % % % % % %

Columbia Short-Intermediate Bond Fund (Selling Fund)	First $1.0 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.350 0.300 0.290 0.280 0.270	% % % % %	N/A

Columbia Core Bond Fund (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.480 0.430 0.400 0.370 0.360 0.350	% % % % % %	N/A

Columbia Short Term Bond Fund (Buying Fund)	First $1.0 Next $1.0 Next $1.0 Next $3.0 Next $1.5 Next $1.5 Next $1.0 Next $5.0 Next $5.0 Next $4.0 Next $26.0 Over $50.0	0.300 0.300 0.300 0.300 0.300 0.300 0.300 0.300 0.300 0.300 0.300 0.300	% % % % % % % % % % % %	0.360 0.355 0.350 0.345 0.330 0.315 0.310 0.300 0.290 0.280 0.260 0.240	% % % % % % % % % % % %

RiverSource Short Duration U.S. Government Fund (Selling Fund)	First $1.0 Next $1.0 Next $1.0 Next $3.0 Next $1.5 Next $1.5 Next $1.0 Next $5.0 Next $5.0 Next $4.0 Next $26.0 Over $50.0	0.480 0.455 0.430 0.405 0.380 0.365 0.340 0.325 0.315 0.290 0.275 0.250	% % % % % % % % % % % %	N/A

D-7

Fund	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - Proposed)
Columbia U.S. Government Mortgage Fund (Buying Fund)	First $1.0 Next $1.0 Next $1.0 Next $3.0 Next $1.5 Next $1.5 Next $1.0 Next $2.0 Next $3.0 Next $5.0 Next $4.0 Next $26.0 Over $50.0	0.480 0.455 0.430 0.405 0.380 0.365 0.360 0.350 0.350 0.340 0.330 0.310 0.290	% % % % % % % % % % % % %	0.430 0.420 0.400 0.400 0.380 0.365 0.360 0.360 0.350 0.350 0.340 0.320 0.300	% % % % % % % % % % % % %

Columbia Federal Securities Fund (Selling Fund)	First $0.5 Next $0.5 Next $0.5 Next $1.5 Next $3.0 Over $6.0	0.530 0.480 0.450 0.420 0.410 0.400	% % % % % %	N/A

Pursuant to an Administrative Services Agreement with Columbia Management or Ameriprise Financial, Inc. (“Ameriprise Financial”), as indicated in Table 7 below, each Fund’s administrator (“Administrator”) provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, each Fund pays its Administrator a monthly administration fee as a percentage of the Fund’s average daily net assets, at the annual rates shown in Table 7 below. The Board of Directors/Trustees of each Buying Fund has approved a new Administrative Services Agreement for the Fund under which administration fees would be paid to Columbia Management based on the average daily net assets of the Fund, at the annual rates shown below.

Table 7 – Administration Fees

Fund	Administrator	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - New)
Columbia Income Opportunities Fund (Buying Fund) Columbia U.S. Government Mortgage Fund (Buying Fund)	Ameriprise Financial	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.070 0.065 0.060 0.050 0.040	% % % % %	Same as Current

Columbia High Income Fund (Selling Fund)	Columbia Management	All	0.230%		N/A

D-8

Fund	Administrator	Assets (billions)	Annual Rate at Each Asset Level (Current)		Annual Rate at Each Asset Level (Buying Fund - New)
Columbia Conservative High Yield Fund (Selling Fund) Columbia Federal Securities Fund (Selling Fund)	Columbia Management	All	0.000%		N/A

Columbia Intermediate Bond Fund (Buying Fund) Columbia Bond Fund (Buying Fund)	Columbia Management	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.150 0.150 0.150 0.150 0.150	% % % % %	0.070 0.065 0.060 0.050 0.040	% % % % %

Columbia Total Return Bond Fund (Selling Fund) Columbia Short-Intermediate Bond Fund (Selling Fund)	Columbia Management	All	0.150%		N/A

Columbia Core Bond Fund (Selling Fund)	Columbia Management	All	0.067%		N/A

Columbia Short Term Bond Fund (Buying Fund)	Columbia Management	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.140 0.140 0.140 0.140 0.140	% % % % %	0.070 0.065 0.060 0.050 0.040	% % % % %

RiverSource Short Duration U.S. Government Fund (Selling Fund)	Ameriprise Financial	First $0.5 Next $0.5 Next $2.0 Next $9.0 Over $12.0	0.070 0.065 0.060 0.050 0.040	% % % % %	N/A

Ameriprise Financial provides accounting services as part of its Administrative Services Agreement. State Street Bank and Trust Company provides accounting services to the Funds administered by Columbia Management.

Columbia Management Investment Services Corp., an affiliate of Columbia Management, is the transfer agent for each Fund. Columbia Management Investment Distributors, Inc., an affiliate of Columbia Management, is the distributor for each Fund.

No significant accounting policies will change as the result of the proposed Reorganizations.

The estimated costs of the Reorganizations shown in Table 5 above do not reflect any brokerage commissions incurred by a Fund in connection with any portfolio realignment. Columbia Management expects that, subsequent to the Reorganizations, there may be some portfolio realignment of the Buying Funds (of securities acquired from the Selling Funds). However, Columbia Management expects that any such portfolio realignment will not result in any significant increase in a Buying Fund’s portfolio turnover rate, relative to its historical portfolio turnover rates. Columbia Management also does not expect any incremental trading costs to be significant.

D-9

Federal Income Taxes

Please see “Tax Status of the Reorganizations” in the Prospectus/Proxy Statement for a discussion of the tax effects of each Reorganization.

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of its investment company taxable income to shareholders. After the Reorganizations, the Buying Funds intend to continue to qualify as regulated investment companies.

D-10

COLUMBIA FUNDS SERIES TRUST I

PART C

OTHER INFORMATION

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article Five of the Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Item 16.	Exhibits

(1)	(a) Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(1)	(b) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(2)	Amended and Restated By-laws of Registrant. (2)

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed electronically herewith.

(5)	Not applicable.

(6)	(a) Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010. (18)

(6)	(b) Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010 (CMG Ultra Short-Term Bond Fund). (18)

(7)	Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc. dated as of September 7, 2010. (19)

(8)	Not Applicable.

(9)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005. (3)

(10)	(a) Amended and Restated Distribution Plan pursuant to Rule 12b-1. (19)

(10)	(b) Amended and Restated Shareholder Servicing Plan for certain Fund share classes of the Registrant. (19)

(10)	(c) Amended and Restated Shareholder Services Plan for Registrant’s Class T shares. (19)

(10)	(d) Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc. (19)

(10)	(e) Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. (19)

(10)	(f) Amended and Restated Rule 18f-3 Multi-Class Plan. (19)

(11)	Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(12)	Opinion of Counsel – to be filed by amendment.

(13)	(a) Administrative Services Agreement by and between Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of May 1, 2010 with Schedule A dated May 1, 2010. (18)

(13)	(b)(i) Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated December 15, 2006 with Schedule A dated May 5, 2008. (8)

(13)	(b)(ii) Amendment to Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(13)	(b)(iii) Amendment to Financial Reporting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (18)

(13)	(c)(i) Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (8)

(13)	(c)(ii) Amendment to Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(13)	(c)(iii) Amendment to Accounting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (18)

(13)	(d) Transfer and Dividend Disbursing Agent Agreement by and between Registrant and Columbia Management Investment Services Corp. dated as of September 7, 2010 with Schedule A dated as of September 7, 2010. (19)

(13)	(e) Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (4)

(13)	(f) Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (4)

(13)	(g) Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)	(h) Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(13)	(i) Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(13)	(j) Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(13)	(k) Letter agreement dated as of October 19, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Bank of America Funds Trust, Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)	(l) Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)	(m) Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)	(n) Letter agreement dated as of February 28, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (7)

(13)	(o) Amendment Agreement No. 2 dated as of February 28, 2008 by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., the banks party thereto, and State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (7)

(13)	(p) Letter agreement dated as of August 29, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (9)

(13)	(q) Form of Indemnification Agreement. (2)

(13)	(r) Fee Waiver and Expense Reimbursement Agreement between Registrant and Columbia Management Advisors, LLC dated November 19, 2008 with Schedule A dated December 1, 2008. (11)

(13)	(s) Amendment Agreement No. 3, dated March 31, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (11)

(13)	(t) Amendment Agreement No. 4, dated October 16, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (10)

(13)	(u) Amendment Agreement No. 5 and Limited Consent, dated as of June 1, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (13)

(13)	(v) Amendment Agreement No. 6, dated as of October 15, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust II, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (14)

(13)	(w) Plan Administration Services Agreement, dated as of September 7, 2010, by and among the Registrant, Columbia Funds Series Trust and Columbia Management Investment Services Corp. (19)

(13)	(x) Amendment Agreement No. 7, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (20)

(13)	(y)(1) Columbia Funds Family Code of Ethics as revised September, 2009. (16)

(13)	(y)(2) Code of Ethics of Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors,

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is filed electronically herewith.

(14)	(b) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP) is filed electronically herewith.

(14)	(c) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is filed electronically herewith.

(14)	(d) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) is filed electronically herewith.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement is filed electronically herewith.

(17)	Not applicable.

1.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 16, 2005.

2.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 24, 2006.

3.	Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 29, 2007.

4.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-148106), filed on or about December 17, 2007.

5.	Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 30, 1996.

6.	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 16, 2008.

7.	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 28, 2008.

8.	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2008.

9.	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 25, 2008.

10.	Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 27, 2008.

11.	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 25, 2008.

12.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2009.

13.	Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 28, 2009.

14.	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2009.

15.	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 20, 2009.

16.	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on Form N-1A, filed on or about December 29, 2009.

17.	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of Columbia Funds Variable Insurance Trust on Form N-1A (File Nos. 33-14954 and 811-05199), filed on or about April 29, 2010.

18.	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 28, 2010.

19.	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 27, 2010.

20.	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2010.

Item 17.	Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant by the undersigned, duly authorized, in the City of Minneapolis, and The State of Minnesota on the 29th day of October, 2010.

COLUMBIA FUNDS SERIES TRUST I

By:	/S/ J. KEVIN CONNAUGHTON
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/S/ J. KEVIN CONNAUGHTON J. Kevin Connaughton	President (Principal Executive Officer)	October 29, 2010

/S/ MICHAEL G. CLARKE Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	October 29, 2010

/S/ JOSEPH F. DIMARIA Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	October 29, 2010

/S/ JOHN D. COLLINS* John D. Collins	Trustee	October 29, 2010

/S/ RODMAN L. DRAKE* Rodman L. Drake	Trustee	October 29, 2010

/S/ DOUGLAS A. HACKER* Douglas A. Hacker	Trustee	October 29, 2010

/S/ JANET LANGFORD KELLY* Janet Langford Kelly	Trustee	October 29, 2010

/S/ WILLIAM E. MAYER* William E. Mayer	Trustee	October 29, 2010

/S/ CHARLES R. NELSON* Charles R. Nelson	Trustee	October 29, 2010

/S/ JOHN J. NEUHAUSER* John J. Neuhauser	Trustee	October 29, 2010

/S/ JONATHAN PIEL* Jonathan Piel	Trustee	October 29, 2010

/S/ PATRICK J. SIMPSON* Patrick J. Simpson	Trustee	October 29, 2010

/S/ ANNE-LEE VERVILLE* Anne-Lee Verville	Trustee	October 29, 2010

/S/ MICHAEL A. JONES* Michael A. Jones	Trustee	October 29, 2010

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact October 29, 2010

**	Executed by Ryan C. Larrenaga on behalf of each of the Trustees pursuant to a Power of Attorney filed herewith.

Exhibit Index

Exhibit No.	Description

(4)	Form of Agreement and Plan of Reorganization

(11)	Opinion and consent of counsel as to the legality of the securities being registered

(14)(a)	Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP)

(14)(b)	Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP)

(14)(c)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)

(14)(d)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP)

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement